JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	94,374	2,626,429
Total Investment Companies (cost $2,276,045)		2,626,429
Total Investments 100.0% (cost $2,276,045)		2,626,429
Other Assets and Liabilities, Net (0.0)%		(843)
Total Net Assets 100.0%		2,625,586

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - Bond Fund of America - Class 1	3,578	40,580
Total Investment Companies (cost $40,942)		40,580
Total Investments 100.0% (cost $40,942)		40,580
Other Assets and Liabilities, Net (0.0)%		(11)
Total Net Assets 100.0%		40,569

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	21,646	250,227
Total Investment Companies (cost $227,271)		250,227
Total Investments 100.0% (cost $227,271)		250,227
Other Assets and Liabilities, Net (0.0)%		(97)
Total Net Assets 100.0%		250,130

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	41,697	503,284
Total Investment Companies (cost $499,541)		503,284
Total Investments 100.0% (cost $499,541)		503,284
Other Assets and Liabilities, Net (0.0)%		(168)
Total Net Assets 100.0%		503,116

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	21,863	951,488
Total Investment Companies (cost $723,349)		951,488
Total Investments 100.0% (cost $723,349)		951,488
Other Assets and Liabilities, Net (0.0)%		(281)
Total Net Assets 100.0%		951,207

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	27,043	939,761
Total Investment Companies (cost $674,834)		939,761
Total Investments 100.0% (cost $674,834)		939,761
Other Assets and Liabilities, Net (0.0)%		(290)
Total Net Assets 100.0%		939,471

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	34,128	4,051,696
Total Investment Companies (cost $3,186,411)		4,051,696
Total Investments 100.0% (cost $3,186,411)		4,051,696
Other Assets and Liabilities, Net (0.0)%		(1,188)
Total Net Assets 100.0%		4,050,508

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	156,605	9,805,063
Total Investment Companies (cost $7,524,861)		9,805,063
Total Investments 100.0% (cost $7,524,861)		9,805,063
Other Assets and Liabilities, Net (0.0)%		(3,586)
Total Net Assets 100.0%		9,801,477

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	79,060	1,910,089
Total Investment Companies (cost $1,555,882)		1,910,089
Total Investments 100.0% (cost $1,555,882)		1,910,089
Other Assets and Liabilities, Net (0.0)%		(706)
Total Net Assets 100.0%		1,909,383

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	54,858	1,757,663
Total Investment Companies (cost $1,294,315)		1,757,663
Total Investments 100.0% (cost $1,294,315)		1,757,663
Other Assets and Liabilities, Net (0.0)%		(730)
Total Net Assets 100.0%		1,756,933

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	223,402	3,654,863
Total Investment Companies (cost $3,023,949)		3,654,863
Total Investments 100.0% (cost $3,023,949)		3,654,863
Other Assets and Liabilities, Net (0.0)%		(1,449)
Total Net Assets 100.0%		3,653,414

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (100.0%) (a)	134,147	1,352,197
Total Investment Companies (cost $1,341,693)		1,352,197
Total Investments 100.0% (cost $1,341,693)		1,352,197
Other Assets and Liabilities, Net (0.0)%		(275)
Total Net Assets 100.0%		1,351,922

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (100.0%) (a)	116,716	1,084,295
Total Investment Companies (cost $1,166,744)		1,084,295
Total Investments 100.0% (cost $1,166,744)		1,084,295
Other Assets and Liabilities, Net (0.0)%		(289)
Total Net Assets 100.0%		1,084,006

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (100.0%) (a)	260,007	2,597,470
Total Investment Companies (cost $2,600,173)		2,597,470
Total Investments 100.0% (cost $2,600,173)		2,597,470
Other Assets and Liabilities, Net (0.0)%		(587)
Total Net Assets 100.0%		2,596,883

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (100.0%) (a)	377,912	3,654,412
Total Investment Companies (cost $3,777,976)		3,654,412
Total Investments 100.0% (cost $3,777,976)		3,654,412
Other Assets and Liabilities, Net (0.0)%		(660)
Total Net Assets 100.0%		3,653,752

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (100.0%) (a)	290,884	2,885,571
Total Investment Companies (cost $2,909,491)		2,885,571
Total Investments 100.0% (cost $2,909,491)		2,885,571
Other Assets and Liabilities, Net (0.0)%		(524)
Total Net Assets 100.0%		2,885,047

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 49.5%
JNL Multi-Manager Mid Cap Fund - Class I (10.3%) (a)	9,525	181,741
JNL Multi-Manager Small Cap Growth Fund - Class I (1.3%) (a)	924	48,268
JNL Multi-Manager Small Cap Value Fund - Class I (2.7%) (a)	2,978	52,227
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (47.8%) (a)	6,737	65,280
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.0%) (a)	5,879	131,981
JNL/JPMorgan U.S. Value Fund - Class I (4.1%) (a)	3,671	52,793
JNL/Morningstar Wide Moat Index Fund - Class I (12.0%) (a)	7,837	123,035
	Shares	Value ($)
JNL/T. Rowe Price Established Growth Fund - Class I (0.7%) (a)	1,115	87,626
JNL/T. Rowe Price Value Fund - Class I (2.2%) (a)	5,102	123,003
		865,954
International Equity 21.0%
JNL Multi-Manager International Small Cap Fund - Class I (9.2%) (a)	5,057	79,188
JNL/Causeway International Value Select Fund - Class I (8.6%) (a)	7,178	122,035
JNL/WCM Focused International Equity Fund - Class I (7.3%) (a)	6,855	165,883
		367,106
Global Equity 11.7%
JNL/Harris Oakmark Global Equity Fund - Class I (10.4%) (a)	7,022	95,853
JNL/Loomis Sayles Global Growth Fund - Class I (11.6%) (a)	6,567	108,093
		203,946
Emerging Markets Equity 7.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.8%) (a)	5,524	64,851
JNL/GQG Emerging Markets Equity Fund - Class I (7.0%) (a)	4,831	69,030
		133,881
Alternative 7.1%
JNL Multi-Manager Alternative Fund - Class I (1.6%) (a)	1,827	21,885
JNL/First Sentier Global Infrastructure Fund - Class I (5.5%) (a)	3,421	56,652
JNL/Heitman U.S. Focused Real Estate Fund - Class I (11.5%) (a)	2,787	35,259
JNL/Westchester Capital Event Driven Fund - Class I (8.9%) (a)	931	11,295
		125,091
Domestic Fixed Income 3.0%
JNL/DoubleLine Total Return Fund - Class I (2.0%) (a)	4,585	53,419
Total Investment Companies (cost $1,264,180)		1,749,397
Total Investments 100.0% (cost $1,264,180)		1,749,397
Other Assets and Liabilities, Net (0.0)%		(388)
Total Net Assets 100.0%		1,749,009

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 63.1%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.3%) (a)	5,995	89,984
JNL/DoubleLine Total Return Fund - Class I (4.3%) (a)	9,707	113,085
JNL/Lord Abbett Short Duration Income Fund - Class I (4.4%) (a)	3,275	34,614
JNL/PIMCO Income Fund - Class I (3.9%) (a)	5,915	67,193
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.5%) (a)	3,125	42,092
JNL/PIMCO Real Return Fund - Class I (0.8%) (a)	1,245	15,328
JNL/PPM America Total Return Fund - Class I (3.6%) (a)	5,100	70,835
JNL/T. Rowe Price U.S. High Yield Fund - Class I (6.9%) (a)	4,209	49,924
		483,055
Alternative 8.7%
JNL Multi-Manager Alternative Fund - Class I (3.9%) (a)	4,469	53,534
JNL/JPMorgan Hedged Equity Fund - Class I (2.1%) (a)	1,019	13,343
		66,877
Domestic Equity 8.0%
JNL Multi-Manager Mid Cap Fund - Class I (0.8%) (a)	700	13,360
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	110	5,724

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares	Value ($)
JNL Multi-Manager Small Cap Value Fund - Class I (0.4%) (a)	441	7,734
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.7%) (a)	765	17,180
JNL/Morningstar Wide Moat Index Fund - Class I (1.7%) (a)	1,096	17,207
		61,205
Domestic Balanced 5.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.3%) (a)	1,677	38,222
Global Balanced 5.0%
JNL/Blackrock Global Allocation Fund - Class I (0.9%) (a)	2,274	38,207
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.4%) (a)	2,516	30,597
International Equity 2.7%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	340	5,783
JNL/WCM Focused International Equity Fund - Class I (0.7%) (a)	629	15,224
		21,007
Global Equity 2.0%
JNL/Loomis Sayles Global Growth Fund - Class I (1.6%) (a)	927	15,257
Emerging Markets Equity 1.5%
JNL/GQG Emerging Markets Equity Fund - Class I (1.2%) (a)	803	11,476
Total Investment Companies (cost $699,941)		765,903
Total Investments 100.0% (cost $699,941)		765,903
Other Assets and Liabilities, Net (0.0)%		(163)
Total Net Assets 100.0%		765,740

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.9%
JNL Multi-Manager Mid Cap Fund - Class I (13.1%) (a)	12,133	231,504
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,253	65,466
JNL Multi-Manager Small Cap Value Fund - Class I (3.7%) (a)	4,074	71,459
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (50.9%) (a)	7,171	69,482
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.4%) (a)	7,441	167,041
JNL/JPMorgan U.S. Value Fund - Class I (5.1%) (a)	4,574	65,768
JNL/Morningstar Wide Moat Index Fund - Class I (16.1%) (a)	10,472	164,405
JNL/T. Rowe Price Established Growth Fund - Class I (0.8%) (a)	1,336	104,952
JNL/T. Rowe Price Value Fund - Class I (2.8%) (a)	6,532	157,484
		1,097,561
International Equity 19.7%
JNL Multi-Manager International Small Cap Fund - Class I (12.1%) (a)	6,707	105,036
JNL/Causeway International Value Select Fund - Class I (12.4%) (a)	10,374	176,351
JNL/WCM Focused International Equity Fund - Class I (10.3%) (a)	9,675	234,143
		515,530
Domestic Fixed Income 12.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.4%) (a)	3,549	53,275
JNL/DoubleLine Total Return Fund - Class I (5.3%) (a)	11,992	139,706
JNL/Lord Abbett Short Duration Income Fund - Class I (4.2%) (a)	3,151	33,307
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.7%) (a)	3,458	46,578
	Shares	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.9%) (a)	5,424	64,329
		337,195
Global Equity 8.9%
JNL/Harris Oakmark Global Equity Fund - Class I (11.3%) (a)	7,638	104,262
JNL/Loomis Sayles Global Growth Fund - Class I (13.8%) (a)	7,847	129,158
		233,420
Alternative 8.5%
JNL Multi-Manager Alternative Fund - Class I (5.7%) (a)	6,613	79,228
JNL/First Sentier Global Infrastructure Fund - Class I (7.6%) (a)	4,726	78,265
JNL/Heitman U.S. Focused Real Estate Fund - Class I (12.9%) (a)	3,123	39,499
JNL/Westchester Capital Event Driven Fund - Class I (20.4%) (a)	2,141	25,967
		222,959
Emerging Markets Equity 6.6%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.0%) (a)	7,159	84,051
JNL/GQG Emerging Markets Equity Fund - Class I (9.2%) (a)	6,315	90,242
		174,293
Emerging Markets Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.4%) (a)	3,275	39,829
Total Investment Companies (cost $1,951,689)		2,620,787
Total Investments 100.0% (cost $1,951,689)		2,620,787
Other Assets and Liabilities, Net (0.0)%		(573)
Total Net Assets 100.0%		2,620,214

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 43.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.7%) (a)	12,117	181,884
JNL/DoubleLine Total Return Fund - Class I (11.1%) (a)	25,208	293,669
JNL/Lord Abbett Short Duration Income Fund - Class I (12.5%) (a)	9,296	98,261
JNL/PIMCO Income Fund - Class I (9.4%) (a)	14,215	161,485
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.6%) (a)	8,267	111,354
JNL/PIMCO Real Return Fund - Class I (3.1%) (a)	4,551	56,022
JNL/PPM America Total Return Fund - Class I (8.4%) (a)	12,072	167,683
JNL/T. Rowe Price U.S. High Yield Fund - Class I (18.4%) (a)	11,258	133,521
		1,203,879
Domestic Equity 17.3%
JNL Multi-Manager Mid Cap Fund - Class I (5.5%) (a)	5,046	96,287
JNL Multi-Manager Small Cap Growth Fund - Class I (1.1%) (a)	784	40,972
JNL Multi-Manager Small Cap Value Fund - Class I (2.5%) (a)	2,732	47,911
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.4%) (a)	3,940	88,456
JNL/Morningstar Wide Moat Index Fund - Class I (13.4%) (a)	8,720	136,897
JNL/T. Rowe Price Established Growth Fund - Class I (0.5%) (a)	860	67,592
		478,115
Alternative 11.0%
JNL Multi-Manager Alternative Fund - Class I (12.1%) (a)	13,870	166,164
JNL/First Sentier Global Infrastructure Fund - Class I (6.0%) (a)	3,697	61,217
JNL/Heitman U.S. Focused Real Estate Fund - Class I (11.2%) (a)	2,703	34,189

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares	Value ($)
JNL/JPMorgan Hedged Equity Fund - Class I (6.7%) (a)	3,159	41,355
		302,925
International Equity 6.6%
JNL Multi-Manager International Small Cap Fund - Class I (3.1%) (a)	1,724	27,006
JNL/Causeway International Value Select Fund - Class I (4.4%) (a)	3,682	62,591
JNL/WCM Focused International Equity Fund - Class I (4.1%) (a)	3,863	93,473
		183,070
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.5%) (a)	7,294	166,235
Global Equity 4.4%
JNL/Harris Oakmark Global Equity Fund - Class I (5.9%) (a)	4,009	54,717
JNL/Loomis Sayles Global Growth Fund - Class I (7.2%) (a)	4,065	66,910
		121,627
Global Balanced 4.0%
JNL/Blackrock Global Allocation Fund - Class I (2.7%) (a)	6,549	110,022
Emerging Markets Equity 3.6%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.2%) (a)	4,586	53,835
JNL/GQG Emerging Markets Equity Fund - Class I (4.8%) (a)	3,286	46,957
		100,792
Emerging Markets Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (10.8%) (a)	8,006	97,352
Total Investment Companies (cost $2,275,382)		2,764,017
Total Investments 100.0% (cost $2,275,382)		2,764,017
Other Assets and Liabilities, Net (0.0)%		(662)
Total Net Assets 100.0%		2,763,355

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 28.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.0%) (a)	15,583	233,909
JNL/DoubleLine Total Return Fund - Class I (14.3%) (a)	32,644	380,305
JNL/Lord Abbett Short Duration Income Fund - Class I (14.3%) (a)	10,689	112,987
JNL/PIMCO Income Fund - Class I (10.3%) (a)	15,441	175,406
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.5%) (a)	9,504	128,014
JNL/PIMCO Real Return Fund - Class I (2.8%) (a)	4,183	51,492
JNL/PPM America Total Return Fund - Class I (7.7%) (a)	10,962	152,262
JNL/T. Rowe Price U.S. High Yield Fund - Class I (24.9%) (a)	15,244	180,790
		1,415,165
Domestic Equity 25.5%
JNL Multi-Manager Mid Cap Fund - Class I (18.7%) (a)	17,262	329,366
JNL Multi-Manager Small Cap Growth Fund - Class I (2.8%) (a)	1,900	99,290
JNL Multi-Manager Small Cap Value Fund - Class I (5.8%) (a)	6,308	110,644
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.7%) (a)	7,851	176,252
JNL/Morningstar Wide Moat Index Fund - Class I (20.3%) (a)	13,195	207,162
JNL/T. Rowe Price Established Growth Fund - Class I (1.4%) (a)	2,382	187,072
JNL/T. Rowe Price Value Fund - Class I (3.2%) (a)	7,299	175,974
		1,285,760
	Shares	Value ($)
International Equity 13.5%
JNL Multi-Manager International Small Cap Fund - Class I (11.5%) (a)	6,364	99,657
JNL/Causeway International Value Select Fund - Class I (18.6%) (a)	15,542	264,210
JNL/WCM Focused International Equity Fund - Class I (14.1%) (a)	13,236	320,315
		684,182
Alternative 11.2%
JNL Multi-Manager Alternative Fund - Class I (18.4%) (a)	21,187	253,822
JNL/First Sentier Global Infrastructure Fund - Class I (13.5%) (a)	8,334	138,019
JNL/Heitman U.S. Focused Real Estate Fund - Class I (20.6%) (a)	4,981	63,015
JNL/JPMorgan Hedged Equity Fund - Class I (12.3%) (a)	5,816	76,127
JNL/Westchester Capital Event Driven Fund - Class I (27.6%) (a)	2,899	35,162
		566,145
Domestic Balanced 5.6%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.5%) (a)	12,309	280,533
Global Equity 5.3%
JNL/Harris Oakmark Global Equity Fund - Class I (11.5%) (a)	7,784	106,254
JNL/Loomis Sayles Global Growth Fund - Class I (17.2%) (a)	9,779	160,957
		267,211
Emerging Markets Equity 4.9%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.6%) (a)	9,536	111,951
JNL/GQG Emerging Markets Equity Fund - Class I (13.8%) (a)	9,490	135,608
		247,559
Global Balanced 4.0%
JNL/Blackrock Global Allocation Fund - Class I (5.0%) (a)	12,055	202,529
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.3%) (a)	8,402	102,168
Total Investment Companies (cost $3,911,231)		5,051,252
Total Investments 100.0% (cost $3,911,231)		5,051,252
Other Assets and Liabilities, Net (0.0)%		(1,170)
Total Net Assets 100.0%		5,050,082

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 43.6%
American Funds Insurance Series - Growth Fund - Class 1	4,785	568,081
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	9,716	537,467
American Funds Investment Company of America Fund - Class R-6	12,527	626,820
		1,732,368
Global Equity 19.7%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	11,684	508,493
American Funds SMALLCAP World Fund - Class R-6	3,038	276,836
		785,329
Domestic Fixed Income 17.6%
American Funds High-Income Trust - Class 1 (a)	5,832	61,122
American Funds Inflation Linked Bond Fund - Class R-6	1,806	20,282
American Funds Insurance Series - Bond Fund of America - Class 1	32,978	373,973
American Funds Mortgage Fund - Class R-6	10,948	111,560
American Funds Strategic Bond Fund - Class R-6	11,471	132,255
		699,192

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares	Value ($)
International Equity 9.4%
American Funds EuroPacific Growth Fund - Class R-6	4,123	284,860
American Funds International Growth and Income Fund - Class R-6	2,227	88,778
		373,638
Emerging Markets Equity 7.9%
American Funds New World Fund - Class R-6	3,418	315,364
Emerging Markets Fixed Income 1.8%
American Funds Emerging Markets Bond Fund - Class R-6	7,379	70,251
Total Investment Companies (cost $3,463,642)		3,976,142
Total Investments 100.0% (cost $3,463,642)		3,976,142
Other Assets and Liabilities, Net (0.0)%		(1,058)
Total Net Assets 100.0%		3,975,084

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 36.0%
American Funds High-Income Trust - Class 1 (a)	8,891	93,182
American Funds Inflation Linked Bond Fund - Class R-6	4,137	46,459
American Funds Insurance Series - Bond Fund of America - Class 1	50,838	576,501
American Funds Mortgage Fund - Class R-6	13,607	138,657
American Funds Strategic Bond Fund - Class R-6	20,872	240,656
		1,095,455
Domestic Equity 33.0%
American Funds Insurance Series - Growth Fund - Class 1	2,505	297,406
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	5,615	310,621
American Funds Investment Company of America Fund - Class R-6	7,917	396,139
		1,004,166
Global Equity 14.0%
American Funds Insurance Series - Global Growth Fund - Class 1	6,180	268,943
American Funds SMALLCAP World Fund - Class R-6	1,740	158,567
		427,510
International Equity 8.6%
American Funds EuroPacific Growth Fund - Class R-6	2,601	179,703
American Funds International Growth and Income Fund - Class R-6	2,058	82,032
		261,735
Emerging Markets Equity 4.9%
American Funds New World Fund - Class R-6	1,615	149,027
Emerging Markets Fixed Income 3.5%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	11,222	106,833
Total Investment Companies (cost $2,823,352)		3,044,726
Total Investments 100.0% (cost $2,823,352)		3,044,726
Other Assets and Liabilities, Net (0.0)%		(581)
Total Net Assets 100.0%		3,044,145

(a)  Investment in affiliate.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 66.0%
JNL Multi-Manager Mid Cap Fund - Class I (4.7%) (a)	4,325	82,524
JNL Multi-Manager Small Cap Growth Fund - Class I (0.7%) (a)	498	26,002
JNL Multi-Manager Small Cap Value Fund - Class I (2.7%) (a)	2,975	52,186
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.1%) (a)	2,953	219,663
	Shares	Value ($)
JNL/ClearBridge Large Cap Growth Fund - Class I (13.2%) (a)	9,209	192,458
JNL/Invesco Diversified Dividend Fund - Class I (14.7%) (a)	11,353	148,493
JNL/JPMorgan MidCap Growth Fund - Class I (1.7%) (a)	1,017	69,239
JNL/JPMorgan U.S. Value Fund - Class I (4.2%) (a)	3,788	54,466
JNL/T. Rowe Price Established Growth Fund - Class I (2.6%) (a)	4,517	354,815
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	359	28,514
JNL/T. Rowe Price Value Fund - Class I (6.9%) (a)	15,837	381,831
JNL/WMC Value Fund - Class I (10.1%) (a)	5,610	163,860
		1,774,051
International Equity 12.9%
JNL/Causeway International Value Select Fund - Class I (3.7%) (a)	3,083	52,406
JNL/Invesco International Growth Fund - Class I (4.4%) (a)	3,123	51,655
JNL/Lazard International Strategic Equity Fund - Class I (11.6%) (a)	3,085	53,153
JNL/WCM Focused International Equity Fund - Class I (8.4%) (a)	7,848	189,913
		347,127
Global Equity 7.1%
JNL/Invesco Global Growth Fund - Class I (7.0%) (a)	6,898	190,330
Emerging Markets Equity 5.6%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.5%) (a)	6,523	76,585
JNL/GQG Emerging Markets Equity Fund - Class I (7.7%) (a)	5,259	75,155
		151,740
Domestic Fixed Income 3.9%
JNL/DoubleLine Total Return Fund - Class I (1.0%) (a)	2,257	26,296
JNL/PPM America High Yield Bond Fund - Class I (1.2%) (a)	1,452	26,295
JNL/PPM America Total Return Fund - Class I (2.7%) (a)	3,838	53,305
		105,896
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (5.8%) (a)	6,649	79,661
Emerging Markets Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.4%) (a)	3,264	39,695
Total Investment Companies (cost $1,856,820)		2,688,500
Total Investments 100.0% (cost $1,856,820)		2,688,500
Other Assets and Liabilities, Net (0.0)%		(602)
Total Net Assets 100.0%		2,687,898

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 66.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	5,600	84,058
JNL/DoubleLine Total Return Fund - Class I (4.5%) (a)	10,322	120,247
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (2.7%) (a)	2,718	35,952
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (3.9%) (a)	4,385	66,041
JNL/Lord Abbett Short Duration Income Fund - Class I (6.1%) (a)	4,564	48,240
JNL/PIMCO Income Fund - Class I (3.5%) (a)	5,301	60,220
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.7%) (a)	9,753	131,374
JNL/PIMCO Real Return Fund - Class I (2.6%) (a)	3,902	48,033
JNL/PPM America High Yield Bond Fund - Class I (2.2%) (a)	2,661	48,194

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares	Value ($)
JNL/PPM America Total Return Fund - Class I (4.2%) (a)	6,044	83,956
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.7%) (a)	4,471	48,238
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.3%) (a)	2,031	24,089
		798,642
Domestic Equity 15.3%
JNL Multi-Manager Mid Cap Fund - Class I (0.7%) (a)	620	11,837
JNL Multi-Manager Small Cap Growth Fund - Class I (0.3%) (a)	225	11,754
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.4%) (a)	313	23,278
JNL/ClearBridge Large Cap Growth Fund - Class I (0.8%) (a)	561	11,718
JNL/DFA U.S. Core Equity Fund - Class I (1.9%) (a)	1,288	29,662
JNL/Invesco Diversified Dividend Fund - Class I (2.4%) (a)	1,832	23,967
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	172	11,689
JNL/T. Rowe Price Established Growth Fund - Class I (0.2%) (a)	298	23,395
JNL/T. Rowe Price Value Fund - Class I (0.6%) (a)	1,465	35,329
		182,629
Emerging Markets Fixed Income 5.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.6%) (a)	4,902	59,614
Global Fixed Income 4.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.5%) (a)	3,835	48,163
International Equity 3.9%
JNL/Causeway International Value Select Fund - Class I (0.8%) (a)	709	12,053
JNL/Lazard International Strategic Equity Fund - Class I (2.6%) (a)	684	11,788
JNL/WCM Focused International Equity Fund - Class I (1.0%) (a)	946	22,886
		46,727
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (2.6%) (a)	2,998	35,913
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.7%) (a)	1,013	11,896
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (0.4%) (a)	419	11,574
Total Investment Companies (cost $1,043,636)		1,195,158
Total Investments 100.0% (cost $1,043,636)		1,195,158
Other Assets and Liabilities, Net (0.0)%		(307)
Total Net Assets 100.0%		1,194,851

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.5%
JNL Multi-Manager Mid Cap Fund - Class I (9.9%) (a)	9,110	173,819
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,055	55,125
JNL Multi-Manager Small Cap Value Fund - Class I (5.8%) (a)	6,380	111,902
JNL/BlackRock Large Cap Select Growth Fund - Class I (6.3%) (a)	4,625	344,045
JNL/ClearBridge Large Cap Growth Fund - Class I (25.7%) (a)	17,903	374,172
JNL/Invesco Diversified Dividend Fund - Class I (34.1%) (a)	26,258	343,456
JNL/JPMorgan MidCap Growth Fund - Class I (3.5%) (a)	2,077	141,361
JNL/JPMorgan U.S. Value Fund - Class I (9.0%) (a)	8,014	115,244
JNL/T. Rowe Price Established Growth Fund - Class I (5.6%) (a)	9,482	744,819
	Shares	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	730	57,982
JNL/T. Rowe Price Value Fund - Class I (12.4%) (a)	28,600	689,559
JNL/WMC Value Fund - Class I (17.8%) (a)	9,890	288,884
		3,440,368
Domestic Fixed Income 13.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.0%) (a)	7,665	115,053
JNL/DoubleLine Total Return Fund - Class I (4.3%) (a)	9,847	114,720
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.4%) (a)	4,369	57,799
JNL/PIMCO Income Fund - Class I (3.4%) (a)	5,092	57,846
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.8%) (a)	8,615	116,041
JNL/PIMCO Real Return Fund - Class I (3.2%) (a)	4,754	58,522
JNL/PPM America High Yield Bond Fund - Class I (3.9%) (a)	4,799	86,906
JNL/PPM America Total Return Fund - Class I (8.7%) (a)	12,448	172,910
		779,797
International Equity 10.4%
JNL/Causeway International Value Select Fund - Class I (5.9%) (a)	4,932	83,844
JNL/Invesco International Growth Fund - Class I (9.5%) (a)	6,749	111,626
JNL/Lazard International Strategic Equity Fund - Class I (24.7%) (a)	6,561	113,043
JNL/WCM Focused International Equity Fund - Class I (12.5%) (a)	11,748	284,294
		592,807
Global Equity 6.0%
JNL/Invesco Global Growth Fund - Class I (12.6%) (a)	12,411	342,422
Emerging Markets Equity 4.3%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (8.1%) (a)	11,677	137,085
JNL/GQG Emerging Markets Equity Fund - Class I (11.0%) (a)	7,518	107,438
		244,523
Alternative 3.1%
JNL Multi-Manager Alternative Fund - Class I (12.5%) (a)	14,399	172,501
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.6%) (a)	9,415	114,484
Total Investment Companies (cost $4,068,718)		5,686,902
Total Investments 100.0% (cost $4,068,718)		5,686,902
Other Assets and Liabilities, Net (0.0)%		(1,256)
Total Net Assets 100.0%		5,685,646

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 50.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.9%) (a)	7,489	112,403
JNL/DoubleLine Total Return Fund - Class I (5.8%) (a)	13,284	154,757
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.2%) (a)	4,241	56,111
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.9%) (a)	6,528	98,317
JNL/Lord Abbett Short Duration Income Fund - Class I (14.3%) (a)	10,672	112,799
JNL/PIMCO Income Fund - Class I (6.6%) (a)	9,918	112,667
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.2%) (a)	16,602	223,635
JNL/PIMCO Real Return Fund - Class I (4.6%) (a)	6,850	84,324
JNL/PPM America High Yield Bond Fund - Class I (3.8%) (a)	4,668	84,543

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares	Value ($)
JNL/PPM America Total Return Fund - Class I (9.9%) (a)	14,144	196,464
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.3%) (a)	10,437	112,611
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.8%) (a)	3,562	42,251
		1,390,882
Domestic Equity 30.0%
JNL Multi-Manager Mid Cap Fund - Class I (3.1%) (a)	2,882	54,993
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	523	27,302
JNL Multi-Manager Small Cap Value Fund - Class I (1.4%) (a)	1,571	27,554
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.0%) (a)	722	53,725
JNL/ClearBridge Large Cap Growth Fund - Class I (4.7%) (a)	3,246	67,836
JNL/DFA U.S. Core Equity Fund - Class I (3.5%) (a)	2,386	54,940
JNL/Invesco Diversified Dividend Fund - Class I (9.6%) (a)	7,400	96,793
JNL/JPMorgan MidCap Growth Fund - Class I (1.4%) (a)	798	54,291
JNL/T. Rowe Price Established Growth Fund - Class I (1.4%) (a)	2,405	188,935
JNL/T. Rowe Price Value Fund - Class I (2.9%) (a)	6,790	163,705
JNL/WMC Value Fund - Class I (2.5%) (a)	1,417	41,395
		831,469
International Equity 6.8%
JNL/Causeway International Value Select Fund - Class I (1.9%) (a)	1,611	27,387
JNL/Invesco International Growth Fund - Class I (2.3%) (a)	1,637	27,083
JNL/Lazard International Strategic Equity Fund - Class I (11.9%) (a)	3,149	54,262
JNL/WCM Focused International Equity Fund - Class I (3.5%) (a)	3,287	79,556
		188,288
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.3%) (a)	9,176	111,586
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (6.1%) (a)	6,991	83,748
Emerging Markets Equity 2.9%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.2%) (a)	4,635	54,419
JNL/GQG Emerging Markets Equity Fund - Class I (2.7%) (a)	1,845	26,360
		80,779
Global Fixed Income 2.1%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.4%) (a)	4,485	56,326
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (1.0%) (a)	969	26,720
Total Investment Companies (cost $2,291,183)		2,769,798
Total Investments 100.0% (cost $2,291,183)		2,769,798
Other Assets and Liabilities, Net (0.0)%		(662)
Total Net Assets 100.0%		2,769,136

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 45.2%
JNL Multi-Manager Mid Cap Fund - Class I (9.6%) (a)	8,916	170,117
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,065	55,639
JNL Multi-Manager Small Cap Value Fund - Class I (2.9%) (a)	3,193	56,007
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.1%) (a)	2,242	166,752
JNL/ClearBridge Large Cap Growth Fund - Class I (17.4%) (a)	12,081	252,503
	Shares	Value ($)
JNL/Invesco Diversified Dividend Fund - Class I (22.4%) (a)	17,290	226,155
JNL/JPMorgan MidCap Growth Fund - Class I (2.8%) (a)	1,651	112,353
JNL/JPMorgan U.S. Value Fund - Class I (6.6%) (a)	5,902	84,874
JNL/T. Rowe Price Established Growth Fund - Class I (4.8%) (a)	8,172	641,911
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	710	56,439
JNL/T. Rowe Price Value Fund - Class I (9.1%) (a)	20,999	506,294
JNL/WMC Value Fund - Class I (14.0%) (a)	7,772	227,019
		2,556,063
Domestic Fixed Income 32.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.2%) (a)	13,409	201,265
JNL/DoubleLine Total Return Fund - Class I (8.7%) (a)	19,733	229,894
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (8.7%) (a)	8,688	114,948
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (6.8%) (a)	7,623	114,798
JNL/Lord Abbett Short Duration Income Fund - Class I (7.3%) (a)	5,427	57,364
JNL/PIMCO Income Fund - Class I (8.4%) (a)	12,707	144,346
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.5%) (a)	17,012	229,147
JNL/PIMCO Real Return Fund - Class I (7.9%) (a)	11,704	144,077
JNL/PPM America High Yield Bond Fund - Class I (6.5%) (a)	7,974	144,413
JNL/PPM America Total Return Fund - Class I (14.5%) (a)	20,691	287,395
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.4%) (a)	10,601	114,388
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.0%) (a)	4,877	57,840
		1,839,875
International Equity 8.8%
JNL/Causeway International Value Select Fund - Class I (3.9%) (a)	3,268	55,554
JNL/Invesco International Growth Fund - Class I (4.7%) (a)	3,359	55,557
JNL/Lazard International Strategic Equity Fund - Class I (24.4%) (a)	6,482	111,688
JNL/WCM Focused International Equity Fund - Class I (12.1%) (a)	11,345	274,549
		497,348
Emerging Markets Equity 3.9%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (8.2%) (a)	11,770	138,177
JNL/GQG Emerging Markets Equity Fund - Class I (8.3%) (a)	5,708	81,572
		219,749
Alternative 3.1%
JNL Multi-Manager Alternative Fund - Class I (12.5%) (a)	14,356	171,980
Global Equity 2.9%
JNL/Invesco Global Growth Fund - Class I (6.1%) (a)	6,015	165,963
Emerging Markets Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (15.8%) (a)	11,752	142,901
Global Fixed Income 1.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.6%) (a)	4,602	57,800
Total Investment Companies (cost $4,329,139)		5,651,679
Total Investments 100.0% (cost $4,329,139)		5,651,679
Other Assets and Liabilities, Net (0.0)%		(1,287)
Total Net Assets 100.0%		5,650,392

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares	Value ($)
JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 46.6%
iShares Cohen & Steers REIT ETF (a)	110	7,177
iShares Core S&P 500 ETF	42	18,218
iShares Core S&P Mid-Cap ETF	97	25,534
iShares Edge MSCI USA Quality Factor ETF	210	27,622
iShares Morningstar Large-Cap Value ETF	376	23,919
iShares S&P SmallCap 600 Index ETF	86	9,328
iShares S&P Small-Cap 600 Value ETF (a)	178	17,935
iShares U.S. Consumer Services ETF (a)	153	11,818
iShares U.S. Technology ETF (a)	141	14,298
		155,849
Domestic Fixed Income 15.5%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	171	7,832
iShares Core Total U.S. Bond Market ETF	168	19,337
iShares Intermediate-Term Corp. ETF (a)	80	4,819
iShares Liquidity Income ETF	207	10,449
iShares MBS ETF (a)	88	9,545
		51,982
Global Equity 15.5%
iShares Exponential Technologies ETF	304	19,055
iShares Global Healthcare ETF (a)	224	18,715
iShares Global Infrastructure ETF (a)	304	13,934
		51,704
International Equity 10.6%
iShares Edge MSCI Intl Quality Factor ETF (a)	713	27,016
iShares MSCI EAFE Small Cap Index ETF	112	8,342
		35,358
Emerging Markets Equity 10.2%
iShares Core MSCI Emerging Markets ETF	470	29,013
iShares MSCI China A ETF	122	5,209
		34,222
Emerging Markets Fixed Income 1.5%
iShares JPMorgan USD Emerging Markets Bond ETF (a)	46	5,077
Total Investment Companies (cost $277,087)		334,192
SHORT TERM INVESTMENTS 15.0%
Securities Lending Collateral 14.9%
JNL Securities Lending Collateral Fund, 0.01% (b) (c)	49,617	49,617
Investment Companies 0.1%
JNL Government Money Market Fund, 0.00% (b) (c)	414	414
Total Short Term Investments (cost $50,031)		50,031
Total Investments 114.9% (cost $327,118)		384,223
Other Assets and Liabilities, Net (14.9)%		(49,753)
Total Net Assets 100.0%		334,470

(a)  All or a portion of the security was on loan as of September 30, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 99.5%
Domestic Fixed Income 52.5%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	323	14,781
iShares 0-5 Year TIPS Bond ETF (a)	65	6,869
iShares Core Total U.S. Bond Market ETF	322	36,925
iShares Intermediate-Term Corp. ETF (a)	197	11,838
iShares Liquidity Income ETF (a)	355	17,914
iShares MBS ETF (a)	173	18,682
		107,009
Domestic Equity 25.0%
iShares Cohen & Steers REIT ETF (a)	22	1,412
iShares Core S&P 500 ETF	18	7,775
iShares Core S&P Mid-Cap ETF	32	8,453
iShares Edge MSCI USA Quality Factor ETF	81	10,677
iShares Morningstar Large-Cap Value ETF (a)	94	5,958
iShares S&P SmallCap 600 Index ETF	24	2,628
iShares S&P Small-Cap 600 Value ETF (a)	61	6,115
	Shares	Value ($)
iShares U.S. Consumer Services ETF (a)	39	3,022
iShares U.S. Technology ETF (a)	49	4,986
		51,026
Global Equity 7.8%
iShares Exponential Technologies ETF	84	5,247
iShares Global Healthcare ETF (a)	77	6,491
iShares Global Infrastructure ETF (a)	88	4,065
		15,803
International Equity 5.8%
iShares Edge MSCI Intl Quality Factor ETF (a)	244	9,253
iShares MSCI EAFE Small Cap Index ETF	34	2,549
		11,802
Emerging Markets Fixed Income 4.3%
iShares JPMorgan USD Emerging Markets Bond ETF (a)	80	8,806
Emerging Markets Equity 4.1%
iShares Core MSCI Emerging Markets ETF	136	8,418
Total Investment Companies (cost $186,342)		202,864
SHORT TERM INVESTMENTS 22.2%
Securities Lending Collateral 21.3%
JNL Securities Lending Collateral Fund, 0.01% (b) (c)	43,363	43,363
Investment Companies 0.9%
JNL Government Money Market Fund, 0.00% (b) (c)	1,957	1,957
Total Short Term Investments (cost $45,320)		45,320
Total Investments 121.7% (cost $231,662)		248,184
Other Assets and Liabilities, Net (21.7)%		(44,249)
Total Net Assets 100.0%		203,935

(a)  All or a portion of the security was on loan as of September 30, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 99.8%
Domestic Equity 35.2%
iShares Cohen & Steers REIT ETF (a)	76	4,982
iShares Core S&P 500 ETF	38	16,280
iShares Core S&P Mid-Cap ETF	76	19,896
iShares Edge MSCI USA Quality Factor ETF	187	24,581
iShares Morningstar Large-Cap Value ETF	256	16,277
iShares S&P SmallCap 600 Index ETF	66	7,200
iShares S&P Small-Cap 600 Value ETF (a)	141	14,241
iShares U.S. Consumer Services ETF (a)	114	8,798
iShares U.S. Technology ETF (a)	112	11,381
		123,636
Domestic Fixed Income 33.9%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	378	17,273
iShares 0-5 Year TIPS Bond ETF (a)	51	5,436
iShares Core Total U.S. Bond Market ETF	361	41,432
iShares Intermediate-Term Corp. ETF (a)	225	13,486
iShares Liquidity Income ETF	396	20,012
iShares MBS ETF (a)	201	21,754
		119,393
Global Equity 11.8%
iShares Exponential Technologies ETF	262	16,427
iShares Global Healthcare ETF (a)	176	14,774
iShares Global Infrastructure ETF (a)	227	10,411
		41,612
International Equity 9.0%
iShares Edge MSCI Intl Quality Factor ETF (a)	675	25,556
iShares MSCI EAFE Small Cap Index ETF	82	6,124
		31,680
Emerging Markets Equity 7.4%
iShares Core MSCI Emerging Markets ETF	364	22,487
iShares MSCI China A ETF	85	3,624
		26,111

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares	Value ($)
Emerging Markets Fixed Income 2.5%
iShares JPMorgan USD Emerging Markets Bond ETF (a)	80	8,823
Total Investment Companies (cost $298,534)		351,255
SHORT TERM INVESTMENTS 16.3%
Securities Lending Collateral 16.1%
JNL Securities Lending Collateral Fund, 0.01% (b) (c)	56,607	56,607
Investment Companies 0.2%
JNL Government Money Market Fund, 0.00% (b) (c)	686	686
Total Short Term Investments (cost $57,293)		57,293
Total Investments 116.1% (cost $355,827)		408,548
Other Assets and Liabilities, Net (16.1)%		(56,680)
Total Net Assets 100.0%		351,868

(a)  All or a portion of the security was on loan as of September 30, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 53.8%
Vanguard Dividend Appreciation ETF (a)	917	140,787
Vanguard Growth ETF	768	223,011
Vanguard Mid-Cap ETF (a)	912	215,825
Vanguard REIT ETF (a)	657	66,884
Vanguard Small-Cap ETF (a)	530	115,849
Vanguard Total Stock Market ETF (a)	1,299	288,433
Vanguard Value ETF	1,557	210,774
		1,261,563
International Equity 18.5%
Vanguard FTSE All-World ex-US Small-Cap Index Fund (a)	349	46,653
Vanguard FTSE Developed Markets ETF (a)	7,687	388,106
		434,759
Domestic Fixed Income 14.8%
Vanguard Intermediate-Term Corporate Bond ETF (a)	618	58,361
Vanguard Mortgage-Backed Securities ETF (a)	1,625	86,601
Vanguard Short-Term Corporate Bond ETF (a)	774	63,789
Vanguard Short-Term Inflation-Protected Securities Index ETF	448	23,579
Vanguard Total Bond Market ETF	1,359	116,148
		348,478
Emerging Markets Equity 10.8%
Vanguard MSCI Emerging Markets ETF (a)	5,080	254,033
Emerging Markets Fixed Income 2.0%
Vanguard Emerging Markets Government Bond ETF	588	46,056
Total Investment Companies (cost $2,197,561)		2,344,889
SHORT TERM INVESTMENTS 16.2%
Securities Lending Collateral 16.1%
JNL Securities Lending Collateral Fund, 0.01% (b) (c)	377,146	377,146
Investment Companies 0.1%
JNL Government Money Market Fund, 0.00% (b) (c)	3,194	3,194
Total Short Term Investments (cost $380,340)		380,340
Total Investments 116.1% (cost $2,577,901)		2,725,229
Other Assets and Liabilities, Net (16.1)%		(378,232)
Total Net Assets 100.0%		2,346,997

(a)  All or a portion of the security was on loan as of September 30, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 52.3%
Vanguard Intermediate-Term Corporate Bond ETF (a)	526	49,697
Vanguard Mortgage-Backed Securities ETF (a)	1,474	78,542
	Shares	Value ($)
Vanguard Short-Term Corporate Bond ETF (a)	650	53,529
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	437	22,962
Vanguard Total Bond Market ETF	1,075	91,842
		296,572
Domestic Equity 27.1%
Vanguard Dividend Appreciation ETF (a)	149	22,838
Vanguard Growth ETF (a)	68	19,574
Vanguard Mid-Cap ETF (a)	99	23,339
Vanguard REIT ETF (a)	58	5,899
Vanguard Small-Cap ETF (a)	77	16,915
Vanguard Total Stock Market ETF (a)	217	48,243
Vanguard Value ETF	126	17,096
		153,904
International Equity 9.4%
Vanguard FTSE All-World ex-US Small-Cap Index Fund (a)	42	5,649
Vanguard FTSE Developed Markets ETF (a)	949	47,914
		53,563
Emerging Markets Fixed Income 6.4%
Vanguard Emerging Markets Government Bond ETF (a)	465	36,424
Emerging Markets Equity 4.7%
Vanguard MSCI Emerging Markets ETF (a)	537	26,873
Total Investment Companies (cost $522,892)		567,336
SHORT TERM INVESTMENTS 15.6%
Securities Lending Collateral 15.4%
JNL Securities Lending Collateral Fund, 0.01% (b) (c)	87,442	87,442
Investment Companies 0.2%
JNL Government Money Market Fund, 0.00% (b) (c)	918	918
Total Short Term Investments (cost $88,360)		88,360
Total Investments 115.5% (cost $611,252)		655,696
Other Assets and Liabilities, Net (15.5)%		(88,030)
Total Net Assets 100.0%		567,666

(a)  All or a portion of the security was on loan as of September 30, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 40.4%
Vanguard Dividend Appreciation ETF (a)	317	48,699
Vanguard Growth ETF (a)	239	69,422
Vanguard Mid-Cap ETF (a)	231	54,744
Vanguard REIT ETF (a)	198	20,189
Vanguard Small-Cap ETF (a)	143	31,257
Vanguard Total Stock Market ETF (a)	494	109,738
Vanguard Value ETF	431	58,323
		392,372
Domestic Fixed Income 33.2%
Vanguard Intermediate-Term Corporate Bond ETF (a)	590	55,716
Vanguard Mortgage-Backed Securities ETF (a)	1,572	83,750
Vanguard Short-Term Corporate Bond ETF (a)	671	55,274
Vanguard Short-Term Inflation-Protected Securities Index ETF	559	29,388
Vanguard Total Bond Market ETF	1,157	98,837
		322,965
International Equity 14.1%
Vanguard FTSE All-World ex-US Small-Cap Index Fund	109	14,500
Vanguard FTSE Developed Markets ETF (a)	2,429	122,613
		137,113
Emerging Markets Equity 8.3%
Vanguard MSCI Emerging Markets ETF (a)	1,604	80,224
Emerging Markets Fixed Income 3.9%
Vanguard Emerging Markets Government Bond ETF (a)	488	38,239
Total Investment Companies (cost $866,704)		970,913

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares	Value ($)
SHORT TERM INVESTMENTS 13.5%
Securities Lending Collateral 13.4%
JNL Securities Lending Collateral Fund, 0.01% (b) (c)	129,943	129,943
Investment Companies 0.1%
JNL Government Money Market Fund, 0.00% (b) (c)	1,240	1,240
Total Short Term Investments (cost $131,183)		131,183
Total Investments 113.4% (cost $997,887)		1,102,096
Other Assets and Liabilities, Net (13.4)%		(130,118)
Total Net Assets 100.0%		971,978

(a)  All or a portion of the security was on loan as of September 30, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Long Term Investments in Affiliates

A Fund’s investment in other funds advised by Jackson National Asset Management, LLC. is an investment in an affiliate.  Additionally, as defined by the Investment Company Act of 1940, as amended, an affiliate company is one in which a Fund owns 5% or more of the outstanding voting securities. The following table details each Fund's long term investments in affiliates held during the period ended September 30, 2021.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,110,437	440,362	28,041	90,246	5,069	98,602	2,626,429	100.0
	2,110,437	440,362	28,041	90,246	5,069	98,602	2,626,429	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	186,390	58,548	6,081	3,737	1,161	10,209	250,227	100.0
	186,390	58,548	6,081	3,737	1,161	10,209	250,227	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	509,250	49,941	20,874	15,412	774	(35,807)	503,284	100.0
	509,250	49,941	20,874	15,412	774	(35,807)	503,284	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	767,646	175,488	35,161	46,077	13,640	29,875	951,488	100.0
	767,646	175,488	35,161	46,077	13,640	29,875	951,488	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	889,353	55,152	61,644	20,671	14,788	42,112	939,761	100.0
	889,353	55,152	61,644	20,671	14,788	42,112	939,761	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	3,128,689	1,044,993	82,362	480,102	38,268	(77,892)	4,051,696	100.0
	3,128,689	1,044,993	82,362	480,102	38,268	(77,892)	4,051,696	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	8,652,551	309,823	272,955	131,226	96,795	1,018,849	9,805,063	100.0
	8,652,551	309,823	272,955	131,226	96,795	1,018,849	9,805,063	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,952,751	17,108	103,149	1,128	14,408	28,971	1,910,089	100.0
	1,952,751	17,108	103,149	1,128	14,408	28,971	1,910,089	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,667,905	124,665	56,364	61,555	16,529	4,928	1,757,663	100.0
	1,667,905	124,665	56,364	61,555	16,529	4,928	1,757,663	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,329,731	58,783	197,294	14,228	38,109	425,534	3,654,863	100.0
	3,329,731	58,783	197,294	14,228	38,109	425,534	3,654,863	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	—	1,372,271	30,867	15	289	10,504	1,352,197	100.0
	—	1,372,271	30,867	15	289	10,504	1,352,197	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	—	1,211,890	44,125	95	(1,021)	(82,449)	1,084,295	100.0
	—	1,211,890	44,125	95	(1,021)	(82,449)	1,084,295	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	—	2,692,958	94,436	5	1,651	(2,703)	2,597,470	100.0
	—	2,692,958	94,436	5	1,651	(2,703)	2,597,470	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	—	3,907,986	128,127	149	(1,883)	(123,564)	3,654,412	100.0
	—	3,907,986	128,127	149	(1,883)	(123,564)	3,654,412	100.0
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	—	3,079,590	169,873	12	(226)	(23,920)	2,885,571	100.0
	—	3,079,590	169,873	12	(226)	(23,920)	2,885,571	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	20,410	804	1	—	—	672	21,885	1.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund - Class I	63,133	4,840	4,696	—	454	1,120	64,851	3.7
JNL Multi-Manager International Small Cap Fund - Class I	75,771	161	6,510	—	2,222	7,544	79,188	4.5
JNL Multi-Manager Mid Cap Fund - Class I	182,069	80	29,633	—	11,027	18,198	181,741	10.4
JNL Multi-Manager Small Cap Growth Fund - Class I	46,268	3,792	4,308	—	2,293	223	48,268	2.8
JNL Multi-Manager Small Cap Value Fund - Class I	49,921	1,151	6,569	24	433	7,291	52,227	3.0
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	—	69,676	2,556	346	128	(1,968)	65,280	3.7
JNL/Causeway International Value Select Fund - Class I	115,339	2,721	4,045	—	126	7,894	122,035	7.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	128,275	430	17,506	—	6,231	14,551	131,981	7.5
JNL/DoubleLine Total Return Fund - Class I	48,173	5,640	516	13	35	87	53,419	3.1
JNL/First Sentier Global Infrastructure Fund - Class I	54,699	2,008	3,545	—	678	2,812	56,652	3.2
JNL/GQG Emerging Markets Equity Fund - Class I	64,719	8,355	3,155	36	1,093	(1,982)	69,030	4.0
JNL/Harris Oakmark Global Equity Fund - Class I	88,059	1,660	6,669	—	768	12,035	95,853	5.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	32,028	398	5,391	—	856	7,368	35,259	2.0
JNL/JPMorgan U.S. Value Fund - Class I	49,558	245	5,980	—	1,978	6,992	52,793	3.0
JNL/Loomis Sayles Global Growth Fund - Class I	103,494	1,796	3,004	—	1,195	4,612	108,093	6.2
JNL/Morningstar Wide Moat Index Fund - Class I	115,268	172	13,161	—	4,488	16,268	123,035	7.0
JNL/T. Rowe Price Established Growth Fund - Class I	120,743	2,463	47,365	—	21,115	(9,330)	87,626	5.0
JNL/T. Rowe Price Value Fund - Class I	115,796	339	15,245	—	4,013	18,100	123,003	7.0
JNL/WCM Focused International Equity Fund - Class I	161,141	2,453	15,974	—	6,860	11,403	165,883	9.5
JNL/Westchester Capital Event Driven Fund - Class I	12,430	351	1,827	—	356	(15)	11,295	0.6
	1,647,294	109,535	197,656	419	66,349	123,875	1,749,397	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	32,086	26,076	5,379	—	758	(7)	53,534	7.0
JNL Multi-Manager Mid Cap Fund - Class I	14,088	2,107	5,010	—	1,316	859	13,360	1.7
JNL Multi-Manager Small Cap Growth Fund - Class I	5,975	2,241	2,975	—	1,464	(981)	5,724	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	8,031	1,851	3,398	—	1,394	(144)	7,734	1.0
JNL/Blackrock Global Allocation Fund - Class I	40,176	5,325	9,017	—	1,075	648	38,207	5.0
JNL/Causeway International Value Select Fund - Class I	6,024	1,299	1,958	—	749	(331)	5,783	0.8
JNL/DoubleLine Core Fixed Income Fund - Class I	94,023	9,114	13,202	—	960	(911)	89,984	11.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	31,997	3,431	5,097	—	534	(268)	30,597	4.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	18,214	2,694	6,452	—	2,360	364	17,180	2.2
JNL/DoubleLine Total Return Fund - Class I	125,990	11,997	25,135	—	1,913	(1,680)	113,085	14.8
JNL/GQG Emerging Markets Equity Fund - Class I	12,100	3,449	4,095	—	1,317	(1,295)	11,476	1.5
JNL/JPMorgan Hedged Equity Fund - Class I	13,970	1,274	3,015	—	492	622	13,343	1.7
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	31,986	—	31,493	—	(264)	(229)	—	—
JNL/Loomis Sayles Global Growth Fund - Class I	16,055	3,468	5,245	—	1,768	(789)	15,257	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	—	36,246	1,828	—	4	192	34,614	4.5
JNL/Morningstar Wide Moat Index Fund - Class I	18,113	2,677	6,645	—	2,183	879	17,207	2.2
JNL/PIMCO Income Fund - Class I	70,179	5,834	10,240	—	1,112	308	67,193	8.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	64,161	6,041	27,114	—	2,675	(3,671)	42,092	5.5
JNL/PIMCO Real Return Fund - Class I	16,026	1,567	2,846	—	499	82	15,328	2.0
JNL/PPM America Total Return Fund - Class I	74,144	7,411	10,184	—	1,459	(1,995)	70,835	9.3
JNL/T. Rowe Price Capital Appreciation Fund - Class I	40,324	4,003	10,424	—	2,037	2,282	38,222	5.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	52,097	4,160	8,470	—	947	1,190	49,924	6.5
JNL/WCM Focused International Equity Fund - Class I	16,054	3,341	5,995	—	1,906	(82)	15,224	2.0
	801,813	145,606	205,217	—	28,658	(4,957)	765,903	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	49,297	28,963	345	23	55	1,258	79,228	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	85,198	3,547	6,893	—	673	1,526	84,051	3.2
JNL Multi-Manager International Small Cap Fund - Class I	104,143	119	12,613	—	4,360	9,027	105,036	4.0
JNL Multi-Manager Mid Cap Fund - Class I	230,224	41	35,563	—	13,106	23,696	231,504	8.8
JNL Multi-Manager Small Cap Growth Fund - Class I	66,030	1,774	5,941	1	3,106	497	65,466	2.5
JNL Multi-Manager Small Cap Value Fund - Class I	61,141	1,384	685	—	144	9,475	71,459	2.7
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	—	73,994	2,529	27	127	(2,110)	69,482	2.7
JNL/Causeway International Value Select Fund - Class I	166,831	3,942	6,019	—	202	11,395	176,351	6.7
JNL/DoubleLine Core Fixed Income Fund - Class I	51,619	2,638	1,043	—	92	(31)	53,275	2.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	35,690	4,347	552	12	49	295	39,829	1.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	160,334	35	19,340	21	6,918	19,094	167,041	6.4
JNL/DoubleLine Total Return Fund - Class I	140,216	3,221	3,981	18	275	(25)	139,706	5.3
JNL/First Sentier Global Infrastructure Fund - Class I	78,844	747	6,271	200	1,157	3,788	78,265	3.0
JNL/GQG Emerging Markets Equity Fund - Class I	93,051	2,739	4,471	—	1,530	(2,607)	90,242	3.5
JNL/Harris Oakmark Global Equity Fund - Class I	95,553	3,280	8,339	—	882	12,886	104,262	4.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	37,182	9	7,039	—	1,085	8,262	39,499	1.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	32,640	715	32,939	8	(100)	(316)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	63,725	204	9,589	14	3,147	8,281	65,768	2.5
JNL/Loomis Sayles Global Growth Fund - Class I	123,977	499	2,332	27	976	6,038	129,158	4.9
JNL/Lord Abbett Short Duration Income Fund - Class I	—	33,504	389	5	2	190	33,307	1.3
JNL/Morningstar Wide Moat Index Fund - Class I	153,069	105	16,359	—	5,572	22,018	164,405	6.3
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	63,893	1,479	17,866	21	2,200	(3,128)	46,578	1.8
JNL/T. Rowe Price Established Growth Fund - Class I	160,416	857	71,495	4	31,858	(16,684)	104,952	4.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	60,596	2,258	1,186	—	105	2,556	64,329	2.5
JNL/T. Rowe Price Value Fund - Class I	152,967	360	24,859	2	6,547	22,469	157,484	6.0
JNL/WCM Focused International Equity Fund - Class I	229,154	4,067	25,096	7	10,846	15,172	234,143	8.9
JNL/Westchester Capital Event Driven Fund - Class I	24,993	587	317	—	69	635	25,967	1.0
	2,520,783	175,415	324,051	390	94,983	153,657	2,620,787	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	110,043	55,353	2,161	—	344	2,585	166,164	6.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	52,443	2,011	1,962	—	237	1,106	53,835	2.0
JNL Multi-Manager International Small Cap Fund - Class I	29,012	185	5,863	—	2,021	1,651	27,006	1.0
JNL Multi-Manager Mid Cap Fund - Class I	99,527	31	18,912	—	6,885	8,756	96,287	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	42,272	1,688	5,432	—	2,497	(53)	40,972	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	48,483	494	8,645	—	1,345	6,234	47,911	1.7
JNL/Blackrock Global Allocation Fund - Class I	111,933	6	6,644	—	792	3,935	110,022	4.0
JNL/Causeway International Value Select Fund - Class I	62,250	2,117	6,140	—	201	4,163	62,591	2.3
JNL/DoubleLine Core Fixed Income Fund - Class I	185,749	1,852	5,840	—	500	(377)	181,884	6.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	96,029	2,510	2,029	—	190	652	97,352	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	89,607	39	15,585	—	5,554	8,841	88,456	3.2
JNL/DoubleLine Total Return Fund - Class I	311,292	3,116	21,321	—	1,548	(966)	293,669	10.6
JNL/First Sentier Global Infrastructure Fund - Class I	61,955	484	5,107	—	945	2,940	61,217	2.2
JNL/GQG Emerging Markets Equity Fund - Class I	49,104	2,380	4,064	—	1,295	(1,758)	46,957	1.7
JNL/Harris Oakmark Global Equity Fund - Class I	53,873	328	7,396	—	970	6,942	54,717	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	33,041	121	7,293	—	1,166	7,154	34,189	1.2
JNL/JPMorgan Hedged Equity Fund - Class I	42,517	32	4,673	—	939	2,540	41,355	1.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	64,737	335	64,176	—	(279)	(617)	—	—
JNL/Loomis Sayles Global Growth Fund - Class I	69,721	550	7,400	—	2,991	1,048	66,910	2.4
JNL/Lord Abbett Short Duration Income Fund - Class I	—	98,512	814	—	5	558	98,261	3.6
JNL/Morningstar Wide Moat Index Fund - Class I	135,699	105	23,283	—	8,256	16,120	136,897	5.0
JNL/PIMCO Income Fund - Class I	163,387	901	6,126	—	678	2,645	161,485	5.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	151,266	2,167	39,913	—	3,139	(5,305)	111,354	4.0
JNL/PIMCO Real Return Fund - Class I	53,850	2,455	2,411	—	446	1,682	56,022	2.0
JNL/PPM America Total Return Fund - Class I	174,383	2,288	7,726	—	1,100	(2,362)	167,683	6.1
JNL/T. Rowe Price Capital Appreciation Fund - Class I	167,367	13	20,239	—	6,434	12,660	166,235	6.0
JNL/T. Rowe Price Established Growth Fund - Class I	69,767	1,046	10,550	—	4,077	3,252	67,592	2.4
JNL/T. Rowe Price U.S. High Yield Fund - Class I	130,218	966	3,285	—	292	5,330	133,521	4.8
JNL/WCM Focused International Equity Fund - Class I	99,303	256	17,076	—	7,243	3,747	93,473	3.4
	2,758,828	182,341	332,066	—	61,811	93,103	2,764,017	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	147,957	104,380	2,166	—	357	3,294	253,822	5.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	118,523	1,161	10,937	253	1,072	2,132	111,951	2.2
JNL Multi-Manager International Small Cap Fund - Class I	105,647	—	19,350	15	6,311	7,049	99,657	2.0
JNL Multi-Manager Mid Cap Fund - Class I	335,031	—	58,527	37	21,299	31,563	329,366	6.5
JNL Multi-Manager Small Cap Growth Fund - Class I	91,879	3,571	909	—	506	4,243	99,290	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	92,126	4,203	—	—	—	14,315	110,644	2.2
JNL/Blackrock Global Allocation Fund - Class I	202,821	24	8,879	67	1,059	7,504	202,529	4.0
JNL/Causeway International Value Select Fund - Class I	262,943	1,041	18,230	3	612	17,844	264,210	5.2
JNL/DoubleLine Core Fixed Income Fund - Class I	232,739	5,799	4,855	39	435	(209)	233,909	4.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	98,509	3,746	955	—	91	777	102,168	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	179,923	8	32,248	—	11,304	17,265	176,252	3.5
JNL/DoubleLine Total Return Fund - Class I	420,304	9,079	49,952	—	3,634	(2,760)	380,305	7.5
JNL/First Sentier Global Infrastructure Fund - Class I	135,624	58	6,079	31	1,079	7,337	138,019	2.7
JNL/GQG Emerging Markets Equity Fund - Class I	138,551	5,319	6,686	—	2,343	(3,919)	135,608	2.7
JNL/Harris Oakmark Global Equity Fund - Class I	108,203	42	17,489	29	1,946	13,552	106,254	2.1
JNL/Heitman U.S. Focused Real Estate Fund - Class I	63,061	—	15,577	—	2,644	12,887	63,015	1.3
JNL/JPMorgan Hedged Equity Fund - Class I	79,160	2	9,434	—	1,849	4,550	76,127	1.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	117,084	1,035	116,371	3	(616)	(1,132)	—	—
JNL/Loomis Sayles Global Growth Fund - Class I	163,748	32	12,257	—	4,991	4,443	160,957	3.2
JNL/Lord Abbett Short Duration Income Fund - Class I	—	112,363	—	—	—	624	112,987	2.2
JNL/Morningstar Wide Moat Index Fund - Class I	206,708	35	36,428	347	12,467	24,380	207,162	4.1
JNL/PIMCO Income Fund - Class I	170,469	3,954	2,585	36	303	3,265	175,406	3.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	175,069	2,525	47,071	4	5,388	(7,897)	128,014	2.5
JNL/PIMCO Real Return Fund - Class I	48,342	2,348	1,129	—	217	1,714	51,492	1.0
JNL/PPM America Total Return Fund - Class I	144,141	9,143	106	—	16	(932)	152,262	3.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	276,538	23	27,930	—	10,641	21,261	280,533	5.6
JNL/T. Rowe Price Established Growth Fund - Class I	188,163	24	21,097	—	9,815	10,167	187,072	3.7
JNL/T. Rowe Price U.S. High Yield Fund - Class I	170,040	5,948	2,678	—	251	7,229	180,790	3.6
JNL/T. Rowe Price Value Fund - Class I	179,628	8	37,349	—	9,811	23,876	175,974	3.5
JNL/WCM Focused International Equity Fund - Class I	334,182	118	51,467	—	22,115	15,367	320,315	6.4
JNL/Westchester Capital Event Driven Fund - Class I	37,354	218	3,485	12	497	578	35,162	0.7
	5,024,467	276,207	622,226	876	132,437	240,367	5,051,252	100.0
JNL/American Funds Growth Allocation Fund
American Funds High-Income Trust - Class 1	—	60,621	367	—	3	865	61,122	1.5
American Funds Insurance Series - Global Growth Fund - Class 1	456,906	33,184	8,582	25,640	3,377	23,608	508,493	12.8
American Funds Insurance Series - International Growth and Income Fund - Class 1	81,977	1,157	89,118	298	13,047	(7,063)	—	—
	538,883	94,962	98,067	25,938	16,427	17,410	569,615	14.3
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	92,165	20,920	106	3,570	(8)	(6,138)	106,833	3.5
American Funds High-Income Trust - Class 1	—	92,145	299	—	4	1,332	93,182	3.1
American Funds Insurance Series - International Growth and Income Fund - Class 1	80,446	292	86,624	292	13,192	(7,306)	—	—
	172,611	113,357	87,029	3,862	13,188	(12,112)	200,015	6.6
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	74,412	2,819	37	13	5	2,462	79,661	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	79,214	1,277	5,977	—	557	1,514	76,585	2.8
JNL Multi-Manager Mid Cap Fund - Class I	25,833	52,053	3,696	7	1,366	6,968	82,524	3.1
JNL Multi-Manager Small Cap Growth Fund - Class I	26,517	390	2,356	—	1,253	198	26,002	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	26,647	24,511	2,422	—	278	3,172	52,186	1.9
JNL/BlackRock Large Cap Select Growth Fund - Class I	201,800	6,593	17,526	4	9,334	19,462	219,663	8.2
JNL/Causeway International Value Select Fund - Class I	53,743	506	5,453	—	2	3,608	52,406	1.9
JNL/ClearBridge Large Cap Growth Fund - Class I	187,512	574	16,451	—	8,387	12,436	192,458	7.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	24,765	14,553	38	3	3	412	39,695	1.5
JNL/DoubleLine Total Return Fund - Class I	23,594	2,643	5	—	—	64	26,296	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	51,188	27,836	2,201	—	770	(2,438)	75,155	2.8
JNL/Invesco Diversified Dividend Fund - Class I	179,274	241	50,181	24	10,164	8,995	148,493	5.5
JNL/Invesco Global Growth Fund - Class I	182,541	563	14,600	—	5,145	16,681	190,330	7.1
JNL/Invesco International Growth Fund - Class I	51,793	454	1,676	—	229	855	51,655	1.9
JNL/JPMorgan MidCap Growth Fund - Class I	49,342	15,932	—	—	—	3,965	69,239	2.6
JNL/JPMorgan U.S. Value Fund - Class I	51,802	2	6,499	—	2,019	7,142	54,466	2.0
JNL/Lazard International Strategic Equity Fund - Class I	52,386	108	2,425	—	466	2,618	53,153	2.0
JNL/PIMCO Income Fund - Class I	24,562	131	24,759	—	2,072	(2,006)	—	—
JNL/PPM America High Yield Bond Fund - Class I	49,954	535	25,718	—	2,674	(1,150)	26,295	1.0
JNL/PPM America Total Return Fund - Class I	48,496	5,120	47	—	6	(270)	53,305	2.0
JNL/T. Rowe Price Established Growth Fund - Class I	367,867	180	49,474	13	21,424	14,818	354,815	13.2
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	37,812	4,000	16,343	6	6,438	(3,393)	28,514	1.0
JNL/T. Rowe Price Value Fund - Class I	362,655	10	48,577	3	11,751	55,992	381,831	14.2
JNL/WCM Focused International Equity Fund - Class I	181,161	4,088	15,869	—	6,703	13,830	189,913	7.1
JNL/WMC Value Fund - Class I	154,472	12	16,029	—	2,388	23,017	163,860	6.1
	2,569,342	165,131	328,359	73	93,434	188,952	2,688,500	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	36,953	838	3,066	—	461	727	35,913	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	—	13,429	1,296	—	24	(261)	11,896	1.0
JNL Multi-Manager Mid Cap Fund - Class I	12,393	578	3,041	4	1,081	826	11,837	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	12,347	2,128	3,537	—	1,841	(1,025)	11,754	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	24,747	2,243	6,988	—	2,199	1,077	23,278	2.0
JNL/Causeway International Value Select Fund - Class I	—	13,522	1,445	82	32	(56)	12,053	1.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/ClearBridge Large Cap Growth Fund - Class I	12,345	968	2,934	31	1,478	(139)	11,718	1.0
JNL/DFA U.S. Core Equity Fund - Class I	24,774	7,368	6,672	24	2,603	1,589	29,662	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	85,904	1,615	3,505	—	245	(201)	84,058	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	49,163	12,831	2,970	—	248	342	59,614	5.0
JNL/DoubleLine Total Return Fund - Class I	133,738	3,469	17,039	22	1,066	(987)	120,247	10.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	36,774	943	1,568	—	150	(347)	35,952	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	24,316	523	24,313	—	(6,715)	6,189	—	—
JNL/Invesco Diversified Dividend Fund - Class I	24,757	1,459	5,042	—	856	1,937	23,967	2.0
JNL/Invesco Global Growth Fund - Class I	12,418	985	3,291	—	1,085	377	11,574	1.0
JNL/Invesco International Growth Fund - Class I	12,440	88	13,064	20	2,471	(1,935)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	12,323	1,783	3,403	—	1,787	(801)	11,689	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	72,792	2,751	8,287	—	667	(1,882)	66,041	5.5
JNL/Lazard International Strategic Equity Fund - Class I	12,412	966	2,326	—	413	323	11,788	1.0
JNL/Lord Abbett Short Duration Income Fund - Class I	48,731	1,520	2,470	—	119	340	48,240	4.0
JNL/Neuberger Berman Strategic Income Fund - Class I	49,198	682	3,161	15	304	1,140	48,163	4.0
JNL/PIMCO Income Fund - Class I	61,532	747	3,296	—	340	897	60,220	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	135,339	5,171	7,646	—	640	(2,130)	131,374	11.0
JNL/PIMCO Real Return Fund - Class I	36,882	13,173	3,938	83	664	1,252	48,033	4.0
JNL/PPM America High Yield Bond Fund - Class I	49,236	988	4,479	—	519	1,930	48,194	4.0
JNL/PPM America Total Return Fund - Class I	86,000	2,090	3,512	—	496	(1,118)	83,956	7.0
JNL/T. Rowe Price Established Growth Fund - Class I	24,707	3,278	7,153	55	3,201	(638)	23,395	2.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	48,707	1,217	1,911	—	154	71	48,238	4.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	24,595	478	2,009	—	145	880	24,089	2.0
JNL/T. Rowe Price Value Fund - Class I	37,256	1,875	10,523	—	3,041	3,680	35,329	3.0
JNL/WCM Focused International Equity Fund - Class I	24,814	1,994	6,669	88	2,555	192	22,886	1.9
	1,227,593	101,700	170,554	424	24,170	12,249	1,195,158	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	166,534	1,355	851	—	123	5,340	172,501	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	118,452	25,173	9,104	—	846	1,718	137,085	2.4
JNL Multi-Manager Mid Cap Fund - Class I	57,864	108,644	10,533	—	3,920	13,924	173,819	3.1
JNL Multi-Manager Small Cap Growth Fund - Class I	59,256	128	7,587	—	4,041	(713)	55,125	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	59,791	51,683	7,342	25	934	6,836	111,902	2.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	393,114	77	96,700	—	48,059	(505)	344,045	6.1
JNL/Causeway International Value Select Fund - Class I	60,376	25,018	5,479	—	(25)	3,954	83,844	1.5
JNL/ClearBridge Large Cap Growth Fund - Class I	390,130	70	57,990	34	29,244	12,718	374,172	6.6
JNL/DoubleLine Core Fixed Income Fund - Class I	161,893	110	46,341	—	1,170	(1,779)	115,053	2.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	55,375	58,056	275	—	22	1,306	114,484	2.0
JNL/DoubleLine Total Return Fund - Class I	106,835	7,891	277	—	18	253	114,720	2.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	107,800	74	48,577	—	1,756	(3,254)	57,799	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	113,890	193	5,448	39	1,899	(3,096)	107,438	1.9
JNL/Invesco Diversified Dividend Fund - Class I	399,371	22	99,487	—	20,417	23,133	343,456	6.0
JNL/Invesco Global Growth Fund - Class I	348,776	29	47,589	—	16,803	24,403	342,422	6.0
JNL/Invesco International Growth Fund - Class I	115,486	16	6,387	89	914	1,597	111,626	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	106,914	25,650	—	142	—	8,797	141,361	2.5
JNL/JPMorgan U.S. Value Fund - Class I	114,981	—	19,815	89	6,206	13,872	115,244	2.0
JNL/Lazard International Strategic Equity Fund - Class I	117,259	12	11,015	—	2,084	4,703	113,043	2.0
JNL/PIMCO Income Fund - Class I	109,812	31	53,313	—	5,563	(4,247)	57,846	1.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	109,030	9,079	1,119	—	103	(1,052)	116,041	2.0
JNL/PIMCO Real Return Fund - Class I	—	56,703	879	—	36	2,662	58,522	1.0
JNL/PPM America High Yield Bond Fund - Class I	111,573	36	29,262	—	3,048	1,511	86,906	1.5
JNL/PPM America Total Return Fund - Class I	162,273	12,140	570	—	80	(1,013)	172,910	3.1
JNL/T. Rowe Price Established Growth Fund - Class I	761,656	219	95,587	—	43,118	35,413	744,819	13.1
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	79,841	9,984	37,998	—	14,806	(8,651)	57,982	1.0
JNL/T. Rowe Price Value Fund - Class I	692,327	—	130,463	—	32,345	95,350	689,559	12.1
JNL/WCM Focused International Equity Fund - Class I	288,880	2,563	39,404	100	16,704	15,551	284,294	5.0
JNL/WMC Value Fund - Class I	315,734	—	75,868	17	10,904	38,114	288,884	5.1
	5,685,223	394,956	945,260	535	265,138	286,845	5,686,902	100.0
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	86,501	56	5,598	—	845	1,944	83,748	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	59,990	569	7,845	42	768	937	54,419	2.0
JNL Multi-Manager Mid Cap Fund - Class I	29,502	27,001	8,232	—	3,056	3,666	54,993	2.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Growth Fund - Class I	29,848	224	4,462	—	2,375	(683)	27,302	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	—	28,617	430	—	8	(641)	27,554	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	86,986	12	41,239	—	16,750	(8,784)	53,725	1.9
JNL/Causeway International Value Select Fund - Class I	—	28,347	867	—	36	(129)	27,387	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	86,561	31	26,694	65	13,043	(5,105)	67,836	2.4
JNL/DFA U.S. Core Equity Fund - Class I	29,474	27,277	8,163	146	3,253	3,099	54,940	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	141,447	313	29,052	—	1,836	(2,141)	112,403	4.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	86,383	27,165	3,111	—	286	863	111,586	4.0
JNL/DoubleLine Total Return Fund - Class I	196,035	541	41,728	—	2,575	(2,666)	154,757	5.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	55,882	2,403	1,926	—	151	(399)	56,111	2.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	27,439	138	26,989	25	(6,667)	6,079	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	—	27,481	—	—	—	(1,121)	26,360	0.9
JNL/Invesco Diversified Dividend Fund - Class I	116,708	280	32,815	—	6,769	5,851	96,793	3.5
JNL/Invesco Global Growth Fund - Class I	29,634	4	6,358	9	2,238	1,202	26,720	1.0
JNL/Invesco International Growth Fund - Class I	29,507	141	3,252	—	489	198	27,083	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	29,463	28,135	6,534	—	3,396	(169)	54,291	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	111,611	458	11,918	—	962	(2,796)	98,317	3.5
JNL/Lazard International Strategic Equity Fund - Class I	59,351	172	8,750	—	1,748	1,741	54,262	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	84,159	29,385	1,766	—	91	930	112,799	4.1
JNL/Neuberger Berman Strategic Income Fund - Class I	57,492	22	2,896	30	294	1,414	56,326	2.0
JNL/PIMCO Income Fund - Class I	114,931	40	4,639	—	520	1,815	112,667	4.1
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	228,705	6,490	9,249	—	875	(3,186)	223,635	8.1
JNL/PIMCO Real Return Fund - Class I	71,012	15,563	5,616	6	1,002	2,363	84,324	3.0
JNL/PPM America High Yield Bond Fund - Class I	86,609	22	6,413	8	765	3,560	84,543	3.0
JNL/PPM America Total Return Fund - Class I	198,502	5,471	6,198	—	911	(2,222)	196,464	7.1
JNL/T. Rowe Price Established Growth Fund - Class I	217,681	129	50,178	—	22,183	(880)	188,935	6.8
JNL/T. Rowe Price Short-Term Bond Fund - Class I	112,019	690	621	—	51	472	112,611	4.1
JNL/T. Rowe Price U.S. High Yield Fund - Class I	43,181	24	2,766	24	212	1,600	42,251	1.5
JNL/T. Rowe Price Value Fund - Class I	205,594	5	77,044	—	18,879	16,271	163,705	5.9
JNL/WCM Focused International Equity Fund - Class I	118,049	10	48,468	—	18,678	(8,713)	79,556	2.9
JNL/WMC Value Fund - Class I	43,917	18	9,525	34	1,452	5,533	41,395	1.5
	2,874,173	257,234	501,342	389	119,830	19,903	2,769,798	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	172,176	—	5,793	4	877	4,720	171,980	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	122,117	25,000	11,641	—	1,063	1,638	138,177	2.4
JNL Multi-Manager Mid Cap Fund - Class I	59,916	107,500	15,324	420	5,742	12,283	170,117	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	61,185	—	8,967	—	4,755	(1,334)	55,639	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	61,318	—	14,564	91	2,258	6,995	56,007	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	173,890	—	30,746	33	16,105	7,503	166,752	2.9
JNL/Causeway International Value Select Fund - Class I	61,618	—	10,237	—	105	4,068	55,554	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	287,358	—	63,925	746	31,727	(2,657)	252,503	4.5
JNL/DoubleLine Core Fixed Income Fund - Class I	223,336	—	21,922	—	1,390	(1,539)	201,265	3.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	114,412	29,000	1,911	419	176	1,224	142,901	2.5
JNL/DoubleLine Total Return Fund - Class I	276,393	—	46,476	—	2,849	(2,872)	229,894	4.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	111,623	5,900	2,109	79	218	(684)	114,948	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	58,970	28,000	3,666	—	1,273	(3,005)	81,572	1.4
JNL/Invesco Diversified Dividend Fund - Class I	294,551	—	99,377	3	20,310	10,671	226,155	4.0
JNL/Invesco Global Growth Fund - Class I	179,871	—	34,768	—	12,170	8,690	165,963	2.9
JNL/Invesco International Growth Fund - Class I	59,674	—	5,466	112	801	548	55,557	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	119,846	—	16,281	40	8,359	429	112,353	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	164,897	—	47,086	17	3,350	(6,363)	114,798	2.0
JNL/JPMorgan U.S. Value Fund - Class I	89,258	—	19,730	29	6,186	9,160	84,874	1.5
JNL/Lazard International Strategic Equity Fund - Class I	120,921	—	16,250	—	3,163	3,854	111,688	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	—	57,300	372	265	2	434	57,364	1.0
JNL/Neuberger Berman Strategic Income Fund - Class I	57,246	—	1,177	20	95	1,636	57,800	1.0
JNL/PIMCO Income Fund - Class I	170,157	—	28,839	—	3,026	2	144,346	2.6
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	225,525	11,700	5,966	—	586	(2,698)	229,147	4.1
JNL/PIMCO Real Return Fund - Class I	112,093	33,673	7,471	14	1,347	4,435	144,077	2.5
JNL/PPM America High Yield Bond Fund - Class I	173,097	—	36,178	39	3,805	3,689	144,413	2.6
JNL/PPM America Total Return Fund - Class I	279,598	14,000	4,485	68	664	(2,382)	287,395	5.1
JNL/T. Rowe Price Established Growth Fund - Class I	727,961	—	157,077	59	69,166	1,861	641,911	11.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	55,500	2,515	—	208	3,246	56,439	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	110,489	4,000	626	474	51	474	114,388	2.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,484	—	2,095	147	171	2,280	57,840	1.0
JNL/T. Rowe Price Value Fund - Class I	535,366	—	126,517	35	31,610	65,835	506,294	9.0
JNL/WCM Focused International Equity Fund - Class I	298,625	—	56,818	310	23,993	8,749	274,549	4.9
JNL/WMC Value Fund - Class I	236,701	—	47,447	25	7,164	30,601	227,019	4.0
	5,797,672	371,573	953,822	3,449	264,765	171,491	5,651,679	100.0

JNL/Mellon International Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	5,206	1,682	7,713	30	1,399	(574)	—	—

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 70.5%
U.S. Treasury Note 30.6%
Treasury, United States Department of
2.00%, 10/31/22 - 11/15/26	17,623	18,325
1.63%, 11/15/22 - 05/15/31	22,182	22,667
0.13%, 11/30/22 - 01/15/24	45,885	45,804
2.13%, 12/31/22 - 05/31/26	15,472	16,134
1.50%, 01/15/23 - 02/15/30	18,963	19,385
1.75%, 01/31/23 - 11/15/29	13,313	13,731
2.38%, 01/31/23 - 05/15/29	6,064	6,442
1.38%, 02/15/23 - 08/31/26	9,146	9,336
2.63%, 02/28/23 - 02/15/29	6,433	6,849
0.50%, 03/15/23 - 10/31/27	8,665	8,560
2.50%, 03/31/23 - 05/15/24	10,506	10,992
0.25%, 04/15/23 - 10/31/25	38,248	37,805
2.75%, 04/30/23 - 02/15/28	15,852	16,896
1.25%, 07/31/23 - 08/15/31	23,500	23,374
2.88%, 09/30/23 - 08/15/28	18,645	20,118
2.25%, 01/31/24 - 11/15/27	17,375	18,385
0.38%, 04/15/24 - 09/30/27	36,014	35,454
1.88%, 08/31/24 - 07/31/26	9,590	9,994
1.13%, 02/28/25 - 02/15/31	16,960	16,708
3.00%, 10/31/25	1,745	1,899
0.75%, 03/31/26 - 01/31/28	14,160	13,962
0.88%, 06/30/26 - 09/30/26	6,190	6,163
0.63%, 07/31/26 - 08/15/30	23,021	21,903
1.00%, 07/31/28	3,225	3,163
3.13%, 11/15/28	3,380	3,798
0.88%, 11/15/30 (a)	6,825	6,479
		414,326
Mortgage-Backed Securities 27.4%
Federal Home Loan Mortgage Corporation
4.50%, 09/01/22 - 04/01/50	2,776	3,057
3.50%, 10/01/23 - 07/01/49	7,543	8,093
3.00%, 02/01/24 - 07/01/50	13,122	13,863
4.00%, 02/01/24 - 06/01/50	5,866	6,363
5.00%, 03/01/26 - 10/01/49	1,317	1,478
2.50%, 08/01/27 - 02/01/51	10,073	10,438
6.50%, 07/01/28 - 03/01/39	110	129
5.50%, 11/01/28 - 02/01/40	513	591
2.00%, 01/01/29 - 05/01/51	8,601	8,688
6.00%, 02/01/29 - 05/01/40	317	371
2.00%, 09/01/51 - 10/01/51 (b)	1,025	1,029
2.50%, 09/01/51 (b)	499	515
1.50%, 10/01/51 (b)	800	778
Federal National Mortgage Association, Inc.
2.50%, 12/01/21 - 12/01/50	13,668	14,185
5.50%, 01/01/22 - 02/01/42	994	1,140
4.50%, 02/01/22 - 06/01/49	4,216	4,639
5.00%, 09/01/23 - 06/01/49	1,766	1,988
4.00%, 03/01/24 - 10/01/49	11,184	12,113
6.00%, 05/01/24 - 09/01/39	631	741
3.50%, 09/01/25 - 06/01/50	18,460	19,738
3.00%, 11/01/26 - 09/01/50	27,063	28,552
2.00%, 09/01/28 - 05/01/51	9,016	9,142
6.50%, 07/01/32 - 12/01/38	200	241
1.50%, 11/01/35 - 06/01/51	5,695	5,648
TBA, 1.50%, 11/15/35 - 10/15/51 (b)	15,100	14,926
TBA, 2.50%, 11/15/35 - 11/15/51 (b)	36,395	37,530
7.00%, 12/01/35 - 02/01/38	14	16
TBA, 2.00%, 10/15/36 - 10/15/51 (b)	71,549	72,052
TBA, 3.50%, 10/15/36 - 10/15/51 (b)	4,150	4,395
7.50%, 11/01/37	1	2
TBA, 3.00%, 10/15/51 (b)	2,625	2,747
TBA, 4.00%, 10/15/51 (b)	3,000	3,215
TBA, 4.50%, 10/15/51 (b)	600	649
Government National Mortgage Association
4.00%, 12/15/24 - 05/20/50	6,891	7,449
4.50%, 04/20/26 - 06/20/49	3,225	3,560
3.50%, 05/15/26 - 07/20/50	13,505	14,405
3.00%, 01/20/27 - 09/20/50	14,245	14,996
2.50%, 08/20/27 - 09/20/51	3,907	4,043
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	101	116
5.00%, 03/15/33 - 06/20/49	1,362	1,517
5.50%, 08/15/33 - 04/20/43	215	245
6.50%, 07/15/38	19	23
TBA, 2.00%, 01/25/39 - 11/15/50 (b)	15,025	15,235
2.00%, 12/20/50 - 07/20/51	2,283	2,316
TBA, 2.50%, 10/15/51 - 11/15/51 (b)	14,600	15,071
TBA, 3.00%, 10/15/51 (b)	2,575	2,691
		370,720
U.S. Treasury Bond 7.8%
Treasury, United States Department of
6.50%, 11/15/26	1,000	1,274
5.25%, 11/15/28	182	231
4.75%, 02/15/37 - 02/15/41	1,717	2,479
3.50%, 02/15/39	1,080	1,345
1.13%, 05/15/40 - 08/15/40	5,325	4,598
4.38%, 05/15/40	1,488	2,070
3.88%, 08/15/40	1,243	1,629
1.38%, 11/15/40 - 08/15/50	8,911	7,706
1.88%, 02/15/41 - 02/15/51	3,725	3,591
2.25%, 05/15/41 - 08/15/49	6,140	6,359
1.75%, 08/15/41	1,645	1,573
3.13%, 11/15/41 - 05/15/48	3,787	4,565
3.00%, 05/15/42 - 02/15/49	16,926	20,047
2.75%, 08/15/42 - 11/15/47	7,184	8,127
2.88%, 05/15/43 - 11/15/46	4,187	4,826
3.63%, 08/15/43 - 02/15/44	4,851	6,235
3.75%, 11/15/43	1,825	2,387
3.38%, 05/15/44 - 11/15/48	3,267	4,116
2.50%, 02/15/45 - 05/15/46	5,175	5,596
2.38%, 11/15/49 - 05/15/51	4,410	4,702
2.00%, 02/15/50 - 08/15/51	4,504	4,426
1.25%, 05/15/50	4,247	3,475
1.63%, 11/15/50	4,240	3,811
		105,168
U.S. Government Agency Obligations 1.4%
Council of Federal Home Loan Banks
1.38%, 02/17/23 (c)	1,500	1,525
0.50%, 04/14/25 (c)	400	398
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.65%, 07/23/35 (c)	225	210
Federal Farm Credit Banks Funding Corporation
0.13%, 03/23/23 (c)	300	300
Federal Home Loan Mortgage Corporation
0.38%, 04/20/23 (a) (c)	500	501
0.38%, 05/05/23 (c)	750	752
2.75%, 06/19/23 (c)	500	521
0.25%, 08/24/23 - 12/04/23 (c)	2,700	2,698
0.80%, 10/27/26 (c)	200	197
6.75%, 09/15/29 - 03/15/31 (c)	180	259
6.25%, 07/15/32 (a) (c)	205	297
Federal National Mortgage Association, Inc.
2.38%, 01/19/23 (c)	500	514
0.25%, 05/22/23 - 07/10/23 (c)	1,000	1,000
2.88%, 09/12/23 (c)	400	420
2.63%, 09/06/24 (a) (c)	900	956
1.63%, 10/15/24 (c)	500	516
0.63%, 04/22/25 (c)	1,000	997
0.50%, 06/17/25 (c)	1,000	994
0.88%, 12/18/26 (c)	225	222
7.25%, 05/15/30 (c)	540	791
6.63%, 11/15/30 (c)	631	902
FHLBanks Office of Finance
2.50%, 02/13/24 (c)	1,000	1,050
2.88%, 09/13/24 (c)	1,200	1,282
3.25%, 11/16/28 (c)	750	846
5.50%, 07/15/36 (c)	700	1,023
		19,171
Sovereign 1.4%
Canada, Government of
1.63%, 01/22/25	200	206

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	553
6.55%, 03/14/37	250	336
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	216
4.13%, 11/20/45	200	233
5.10%, 06/18/50	100	125
4.98%, 04/20/55	100	124
Gobierno de la Republica de Chile
3.24%, 02/06/28	400	425
Gobierno Federal de los Estados Unidos Mexicanos
4.00%, 10/02/23 (a)	300	322
3.60%, 01/30/25	230	250
3.75%, 01/11/28	400	436
8.30%, 08/15/31	300	435
4.75%, 04/27/32 - 03/08/44	856	932
4.28%, 08/14/41	500	508
5.55%, 01/21/45	500	585
4.60%, 01/23/46	250	259
5.75%, 10/12/10	100	114
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	112
7.13%, 02/09/24	250	287
2.88%, 10/16/24	300	320
Government of the Republic of Panama
4.00%, 09/22/24	400	430
6.70%, 01/26/36	400	533
4.50%, 04/16/50	600	655
Israel, Government of
5.50%, 04/26/24	142	160
Japan Bank For International Cooperation
0.50%, 04/15/24	500	499
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	278
7.63%, 03/29/41	250	416
Manitoba, Province of
3.05%, 05/14/24	350	372
Ministry of Defence State of Israel
2.75%, 07/03/30	400	426
3.38%, 01/15/50	200	212
4.50%, 04/03/20	300	377
Ontario, Government of
3.40%, 10/17/23	135	143
3.20%, 05/16/24	300	320
0.63%, 01/21/26	300	295
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	750	840
5.38%, 06/15/33	200	251
Tennessee Valley Authority
5.25%, 09/15/39 (c)	200	283
5.38%, 04/01/56 (c)	300	481
The Philippines, Government of
4.20%, 01/21/24	250	268
9.50%, 02/02/30	400	620
1.65%, 06/10/31 (a)	300	286
6.38%, 01/15/32 (a)	500	672
3.70%, 03/01/41	600	634
The Province of Alberta, Government of
3.30%, 03/15/28	200	222
The Province of British Columbia, Government of
6.50%, 01/15/26	70	85
The Republic of Indonesia, The Government of
2.95%, 01/11/23	400	412
2.85%, 02/14/30	600	620
5.35%, 02/11/49	200	257
The Republic of Korea, Government of
5.63%, 11/03/25	250	295
Urzad Rady Ministrow
3.00%, 03/17/23	500	519
		18,639
Commercial Mortgage-Backed Securities 1.1%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	543
Federal Home Loan Mortgage Corporation
Series A2-K032, REMIC, 3.31%, 05/25/23 (d)	550	573
Series A2-K033, REMIC, 3.06%, 07/25/23 (d)	500	519
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,066
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,075
Series A2-K047, REMIC, 3.33%, 05/25/25	500	541
Series A2-K062, REMIC, 3.41%, 12/25/26	500	554
Series A2-K082, REMIC, 3.92%, 09/25/28 (d)	1,000	1,159
Series A2-K087, REMIC, 3.77%, 12/25/28	500	575
Series A2-K092, REMIC, 3.30%, 04/25/29	400	448
Series A1-K099, REMIC, 2.26%, 06/25/29	385	400
Series A1-K106, REMIC, 1.78%, 10/25/29	492	503
Series A2-K103, REMIC, 2.65%, 11/25/29	600	648
Series A2-K117, REMIC, 1.41%, 08/25/30	500	492
Series A2-K126, REMIC, 2.07%, 01/25/31	400	416
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	716
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.63%, 04/25/23 (d)	77	79
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	1,283	1,365
Series 2018-A2-M1, REMIC, 3.08%, 12/25/27 (d)	460	499
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (d)	500	568
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	333
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	528
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	300	303
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	330	334
		14,237
Municipal 0.8%
Atlanta, City of
2.26%, 11/01/35	400	400
California, State of
3.50%, 04/01/28	80	89
7.55%, 04/01/39	300	506
7.30%, 10/01/39	150	237
Chicago Transit Authority
6.90%, 12/01/40	200	283
Connecticut, State of
5.85%, 03/15/32	125	165
Cook, County of
6.23%, 11/15/34	100	136
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	281
Dallas County Hospital District
5.62%, 08/15/44	300	413
Dallas Independent School District
6.45%, 02/15/35	300	314
District of Columbia, Government of
5.59%, 12/01/34	220	282
Illinois, State of
5.10%, 06/01/33	300	350
7.35%, 07/01/35	400	508
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	344
Los Angeles Unified School District
5.76%, 07/01/29	200	246
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	365
Metropolitan Transportation Commission
6.26%, 04/01/49	200	323
Municipal Electric Authority of Georgia
7.06%, 04/01/57	195	287
New Jersey Economic Development Authority
7.43%, 02/15/29	200	256
New Jersey Turnpike Authority
7.10%, 01/01/41	250	397
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	358

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
New York City Transitional Finance Authority
5.77%, 08/01/36	260	330
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	419
Rector and Visitors of the University of Virginia
2.26%, 09/01/50	300	276
San Diego County Water Authority
6.14%, 05/01/49	260	389
State Public School Building Authority
5.00%, 09/15/27	300	354
Texas A&M University
3.66%, 07/01/47	100	108
Texas Department of Transportation
5.18%, 04/01/30	400	488
Texas, State of
5.52%, 04/01/39	200	288
The Ohio State University
4.91%, 06/01/40	200	265
3.80%, 12/01/46	500	597
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	261
4.46%, 10/01/62	300	404
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	325
Wisconsin, State of
5.70%, 05/01/26	385	442
		11,486
Total Government And Agency Obligations (cost $953,920)		953,747
CORPORATE BONDS AND NOTES 27.5%
Financials 8.8%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	300	309
3.88%, 01/23/28	300	321
Ally Financial Inc.
3.88%, 05/21/24	300	323
5.80%, 05/01/25	250	288
American Express Company
2.65%, 12/02/22	500	514
3.00%, 10/30/24	400	427
4.05%, 12/03/42	400	477
American Express Credit Corporation
3.30%, 05/03/27	300	333
American International Group, Inc.
2.50%, 06/30/25	350	366
4.20%, 04/01/28	130	148
4.25%, 03/15/29	300	343
3.40%, 06/30/30	350	382
4.75%, 04/01/48	60	76
4.38%, 06/30/50	350	430
Aon Corporation
3.75%, 05/02/29	300	334
2.80%, 05/15/30	350	366
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	197
Ares Capital Corporation
4.25%, 03/01/25	300	322
Arthur J. Gallagher & Co.
3.50%, 05/20/51	45	48
Asian Development Bank
2.75%, 03/17/23 - 01/19/28	590	633
0.25%, 07/14/23	300	300
1.50%, 10/18/24	400	411
2.13%, 03/19/25	200	210
0.63%, 04/29/25	240	239
1.00%, 04/14/26	300	301
2.38%, 08/10/27	300	320
6.38%, 10/01/28	210	276
1.88%, 01/24/30	200	206
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	347
Athene Holding Ltd
3.95%, 05/25/51 (e)	300	331
AXA
8.60%, 12/15/30	100	149
Banco Santander, S.A.
3.13%, 02/23/23 (f)	400	414
2.75%, 05/28/25 (f)	400	419
3.80%, 02/23/28 (f)	400	440
Bank of America Corporation
3.00%, 12/20/23	1,300	1,339
4.00%, 04/01/24 - 01/22/25	450	489
3.86%, 07/23/24	140	148
4.20%, 08/26/24	750	820
3.46%, 03/15/25	400	426
2.46%, 10/22/25	400	417
1.32%, 06/19/26	165	165
1.20%, 10/24/26	300	297
3.59%, 07/21/28	750	821
3.97%, 03/05/29	150	167
4.27%, 07/23/29	170	193
3.19%, 07/23/30	300	319
2.88%, 10/22/30	400	417
2.50%, 02/13/31	185	187
2.59%, 04/29/31	250	255
1.90%, 07/23/31	150	144
1.92%, 10/24/31	300	288
2.69%, 04/22/32	255	260
2.30%, 07/21/32	200	197
4.24%, 04/24/38	120	140
2.68%, 06/19/41	165	159
3.31%, 04/22/42	195	205
4.44%, 01/20/48	120	148
3.95%, 01/23/49	75	86
4.33%, 03/15/50	300	367
2.83%, 10/24/51	200	191
3.48%, 03/13/52	55	59
2.97%, 07/21/52	200	196
Bank of Montreal
0.45%, 12/08/23	500	500
0.95%, 01/22/27	600	590
3.80%, 12/15/32 (f)	300	327
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	307
Barclays PLC
3.65%, 03/16/25 (f)	400	430
5.25%, 08/17/45	250	334
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	245
4.20%, 08/15/48	135	163
2.85%, 10/15/50	200	196
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	239
BlackRock, Inc.
2.40%, 04/30/30	200	207
BNP Paribas
4.25%, 10/15/24	250	273
BPCE
4.00%, 04/15/24	200	217
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	300	328
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	272
Brookfield Financial, Inc.
3.90%, 01/25/28	150	166
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (f)	200	208
0.95%, 10/23/25 (f)	300	298
Capital One Financial Corporation
4.20%, 10/29/25	500	553
Caterpillar Financial Services Corporation
0.65%, 07/07/23	400	402
Chubb INA Holdings Inc.
2.70%, 03/13/23	500	517
4.35%, 11/03/45	150	189
CI Financial Corp.
4.10%, 06/15/51	500	535

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Cincinnati Financial Corporation
6.13%, 11/01/34	100	136
Citigroup Inc.
1.68%, 05/15/24	500	510
5.50%, 09/13/25	300	346
3.11%, 04/08/26	250	265
3.20%, 10/21/26	780	841
3.89%, 01/10/28	160	177
3.67%, 07/24/28	450	495
4.13%, 07/25/28	250	279
4.08%, 04/23/29	115	129
6.63%, 06/15/32	300	402
5.88%, 01/30/42	489	695
4.75%, 05/18/46	200	252
4.28%, 04/24/48	60	73
4.65%, 07/23/48	140	181
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	301
CME Group Inc.
3.00%, 03/15/25	200	213
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	500	554
5.25%, 08/04/45	250	334
Credit Suisse (USA), Inc.
3.63%, 09/09/24	250	270
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	313
Credit Suisse Holdings (USA), Inc.
0.52%, 08/09/23	400	400
2.95%, 04/09/25	250	265
Deutsche Bank Aktiengesellschaft
3.95%, 02/27/23 (f)	500	522
3.55%, 09/18/31 (f)	300	320
Discover Bank
4.25%, 03/13/26	200	223
2.70%, 02/06/30	250	259
Equitable Holdings, Inc.
4.35%, 04/20/28	85	97
5.00%, 04/20/48	100	127
ERP Operating Limited Partnership
2.50%, 02/15/30	200	206
European Bank for Reconstruction and Development
0.25%, 07/10/23	300	300
0.50%, 05/19/25	500	496
European Investment Bank
2.00%, 12/15/22	500	511
2.50%, 03/15/23	400	413
1.38%, 05/15/23	250	255
2.25%, 06/24/24	550	576
1.88%, 02/10/25	600	624
1.63%, 03/14/25	210	217
0.38%, 12/15/25 - 03/26/26	525	513
Export Development Canada
2.75%, 03/15/23	300	311
Fifth Third Bancorp
8.25%, 03/01/38	300	497
FS KKR Capital Corp.
3.40%, 01/15/26	400	418
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	542
4.42%, 11/15/35	950	1,140
General Motors Financial Company, Inc.
4.15%, 06/19/23	500	528
4.00%, 01/15/25	200	216
2.90%, 02/26/25	200	210
HSBC Holdings PLC
4.25%, 03/14/24	150	161
0.73%, 08/17/24	400	400
3.80%, 03/11/25 (f)	400	426
2.21%, 08/17/29 (f)	400	397
3.97%, 05/22/30	300	331
7.63%, 05/17/32	650	909
6.10%, 01/14/42	300	430
ING Groep N.V.
3.55%, 04/09/24 (f)	300	321
Inter-American Development Bank
2.50%, 01/18/23	500	515
2.63%, 01/16/24	500	525
2.13%, 01/15/25	500	524
1.75%, 03/14/25	160	166
0.63%, 07/15/25	500	498
1.13%, 01/13/31	300	289
4.38%, 01/24/44	100	137
Intercontinental Exchange, Inc.
4.00%, 10/15/23	300	321
2.10%, 06/15/30	400	396
4.25%, 09/21/48	75	88
3.00%, 06/15/50 - 09/15/60	485	473
International Bank for Reconstruction and Development
1.88%, 10/07/22	500	509
7.63%, 01/19/23	800	877
0.13%, 04/20/23	300	300
1.63%, 01/15/25	250	258
0.63%, 04/22/25	430	429
0.38%, 07/28/25	300	296
2.50%, 07/29/25 - 11/22/27	1,340	1,438
0.50%, 10/28/25	500	493
1.38%, 04/20/28	300	301
1.25%, 02/10/31	195	190
International Finance Corporation
2.00%, 10/24/22	500	510
1.38%, 10/16/24	400	409
Japan Bank For International Cooperation
1.75%, 01/23/23	200	204
3.25%, 07/20/23	200	210
3.38%, 07/31/23	400	422
2.13%, 02/10/25	250	261
2.25%, 11/04/26	400	420
2.00%, 10/17/29	400	412
Jefferies Financial Group Inc.
5.50%, 10/18/23	400	426
Jefferies Group LLC
4.15%, 01/23/30	150	169
John Deere Capital Corporation
0.45%, 06/07/24	200	199
2.05%, 01/09/25	300	312
0.70%, 01/15/26	300	295
2.45%, 01/09/30	500	520
1.45%, 01/15/31	200	191
JPMorgan Chase & Co.
3.20%, 01/25/23	500	519
3.38%, 05/01/23	750	784
3.63%, 05/13/24	250	269
1.51%, 06/01/24	400	407
3.80%, 07/23/24	130	137
3.13%, 01/23/25	305	324
0.56%, 02/16/25	200	199
2.30%, 10/15/25	235	244
2.08%, 04/22/26	250	257
8.00%, 04/29/27	200	265
3.54%, 05/01/28	300	327
2.18%, 06/01/28	500	510
3.51%, 01/23/29	200	218
4.01%, 04/23/29	150	168
4.20%, 07/23/29	640	725
2.74%, 10/15/30	220	228
2.52%, 04/22/31	405	413
2.96%, 05/13/31	350	364
1.76%, 11/19/31	85	81
2.58%, 04/22/32	200	203
5.60%, 07/15/41	800	1,105
2.53%, 11/19/41	90	85
3.16%, 04/22/42	110	114
3.96%, 11/15/48	200	231
3.90%, 01/23/49	105	120
3.11%, 04/22/51	370	375
3.33%, 04/22/52	195	206

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
KeyBank National Association
0.42%, 01/03/24	300	300
KeyCorp
2.25%, 04/06/27	250	258
KfW
2.38%, 12/29/22	300	308
1.63%, 02/15/23	600	612
0.25%, 04/25/23	300	300
2.50%, 11/20/24 (a)	800	846
2.00%, 05/02/25	680	711
0.38%, 07/18/25	275	271
0.63%, 01/22/26	300	296
0.00%, 06/29/37 (g)	150	111
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	423
Lazard Group LLC
4.38%, 03/11/29	300	340
Lincoln National Corporation
4.00%, 09/01/23	500	533
Lloyds Banking Group PLC
3.90%, 03/12/24 (f)	300	322
3.87%, 07/09/25 (f)	250	269
4.34%, 01/09/48	500	589
LYB International Finance B.V.
5.25%, 07/15/43	300	382
Markel Corporation
4.15%, 09/17/50	300	345
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	87
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	338
MetLife, Inc.
3.60%, 04/10/24	250	269
5.70%, 06/15/35	100	136
6.40%, 12/15/36	100	128
5.88%, 02/06/41	300	426
Mitsubishi UFJ Financial Group Inc
3.76%, 07/26/23	300	318
3.85%, 03/01/26	500	552
4.29%, 07/26/38	300	360
Mizuho Financial Group Inc
3.55%, 03/05/23	300	313
4.02%, 03/05/28	500	565
2.20%, 07/10/31	200	197
Moody's Corporation
2.00%, 08/19/31	400	391
Morgan Stanley
3.13%, 01/23/23	150	155
3.75%, 02/25/23	300	314
3.70%, 10/23/24	500	542
4.00%, 07/23/25	750	826
0.86%, 10/21/25	300	299
6.25%, 08/09/26	200	244
4.35%, 09/08/26	300	338
3.63%, 01/20/27	600	661
1.59%, 05/04/27	195	196
1.51%, 07/20/27	200	199
2.70%, 01/22/31	185	191
2.24%, 07/21/32	200	196
3.22%, 04/22/42	110	115
6.38%, 07/24/42	300	453
4.38%, 01/22/47	200	249
Nasdaq, Inc.
1.65%, 01/15/31 (h)	300	283
2.50%, 12/21/40 (h)	100	92
National Australia Bank Limited
2.50%, 07/12/26	500	530
Nomura Holdings, Inc.
2.65%, 01/16/25	200	208
Nordiska Investeringsbanken, Pohjoismaiden Investointipankki Nib, Nordic Investment Bank
0.38%, 05/19/23	400	401
Northern Trust Corporation
3.95%, 10/30/25	250	279
ORIX Corporation
3.70%, 07/18/27	200	222
Owl Rock Capital Corporation
3.40%, 07/15/26	400	417
PNC Bank, National Association
4.20%, 11/01/25	300	336
Prospect Capital Corporation
3.36%, 11/15/26	500	508
Prudential Financial, Inc.
5.20%, 03/15/44	250	269
4.60%, 05/15/44	150	189
3.91%, 12/07/47	313	363
4.35%, 02/25/50	300	375
3.70%, 03/13/51	300	342
Royal Bank of Canada
1.60%, 04/17/23 (f)	250	255
S&P Global Inc.
2.50%, 12/01/29	200	209
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	551
Santander UK Group Holdings PLC
1.09%, 03/15/25	500	501
1.67%, 06/14/27 (f)	500	497
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	539
Signature Bank
4.00%, 10/15/30	300	322
State Street Corporation
3.10%, 05/15/23	500	522
3.03%, 11/01/34	230	243
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	535
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	100	103
3.45%, 01/11/27	150	164
3.54%, 01/17/28	200	219
3.04%, 07/16/29	300	318
Synchrony Financial
4.25%, 08/15/24	250	270
The Allstate Corporation
3.15%, 06/15/23	400	419
The Bank of Nova Scotia
2.00%, 11/15/22 (f)	580	591
1.63%, 05/01/23 (f)	250	255
1.30%, 09/15/26 (f)	200	199
The Charles Schwab Corporation
1.65%, 03/11/31	300	289
The Export-Import Bank of Korea
3.25%, 11/10/25	400	434
The Goldman Sachs Group, Inc.
3.63%, 01/22/23	800	834
3.75%, 05/22/25	1,000	1,084
4.25%, 10/21/25	500	554
3.85%, 01/26/27	110	121
1.54%, 09/10/27	150	149
3.81%, 04/23/29	150	166
2.60%, 02/07/30	500	515
2.62%, 04/22/32	205	207
2.38%, 07/21/32	200	198
6.75%, 10/01/37	350	501
4.41%, 04/23/39	90	108
6.25%, 02/01/41	250	364
3.21%, 04/22/42	125	129
2.91%, 07/21/42	200	197
4.75%, 10/21/45	230	297
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	106
The Korea Development Bank
3.38%, 09/16/25	500	545
The PNC Financial Services Group, Inc.
2.20%, 11/01/24	500	524
3.15%, 05/19/27	400	438
3.45%, 04/23/29	200	221
2.55%, 01/22/30	400	415

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
The Progressive Corporation
4.35%, 04/25/44	200	248
4.13%, 04/15/47	50	60
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	300	318
4.27%, 03/22/25 (f)	400	430
The Toronto-Dominion Bank
1.90%, 12/01/22 (f)	300	305
0.45%, 09/11/23 (f)	400	400
0.75%, 09/11/25 (f)	400	394
The Travelers Companies, Inc.
6.38%, 03/15/33	200	281
4.00%, 05/30/47	100	120
Toyota Motor Credit Corporation
0.80%, 10/16/25 - 01/09/26	600	592
1.65%, 01/10/31	100	97
Truist Bank
3.63%, 09/16/25	500	546
Truist Financial Corporation
2.50%, 08/01/24	325	341
U.S. Bancorp
3.15%, 04/27/27	500	546
1.38%, 07/22/30	100	95
U.S. Bank National Association
2.80%, 01/27/25	500	530
Unum Group
4.50%, 12/15/49	300	318
Wells Fargo & Company
3.00%, 02/19/25 - 10/23/26	1,740	1,866
2.16%, 02/11/26	160	165
4.10%, 06/03/26	200	223
3.58%, 05/22/28	250	274
4.15%, 01/24/29	130	148
2.57%, 02/11/31	360	367
3.07%, 04/30/41	600	618
5.61%, 01/15/44	350	473
4.90%, 11/17/45	250	315
4.75%, 12/07/46	200	249
Westpac Banking Corporation
2.75%, 01/11/23	200	206
2.85%, 05/13/26	90	97
2.70%, 08/19/26	250	268
3.40%, 01/25/28	200	221
4.11%, 07/24/34 (f)	500	542
4.42%, 07/24/39 (f)	50	59
Willis North America Inc.
3.88%, 09/15/49	300	333
		118,825
Health Care 2.9%
Abbott Laboratories
2.95%, 03/15/25	250	266
1.40%, 06/30/30	300	289
6.00%, 04/01/39	100	145
4.75%, 04/15/43	200	261
AbbVie Inc.
3.25%, 10/01/22	500	511
2.90%, 11/06/22	400	411
2.60%, 11/21/24	400	421
3.80%, 03/15/25	400	434
3.60%, 05/14/25	140	152
3.20%, 05/14/26 - 11/21/29	550	593
4.25%, 11/14/28	100	115
4.50%, 05/14/35	180	215
4.30%, 05/14/36	115	135
4.05%, 11/21/39	400	460
4.63%, 10/01/42	500	605
4.45%, 05/14/46	140	168
4.88%, 11/14/48	100	128
Aetna Inc.
3.50%, 11/15/24	200	215
6.63%, 06/15/36	150	215
4.13%, 11/15/42	200	227
Amgen Inc.
2.60%, 08/19/26	180	190
2.45%, 02/21/30	80	82
2.30%, 02/25/31	350	350
3.15%, 02/21/40 (a)	265	270
3.38%, 02/21/50	265	273
4.66%, 06/15/51	408	515
3.00%, 01/15/52	200	192
Anthem, Inc.
3.30%, 01/15/23	300	311
3.50%, 08/15/24	500	535
2.25%, 05/15/30	350	351
4.38%, 12/01/47	80	96
3.60%, 03/15/51	70	76
AstraZeneca PLC
3.38%, 11/16/25	115	125
1.38%, 08/06/30	80	76
6.45%, 09/15/37	250	370
4.38%, 11/16/45 - 08/17/48	130	164
Baxalta Incorporated
4.00%, 06/23/25	250	273
5.25%, 06/23/45	60	80
Becton, Dickinson and Company
3.73%, 12/15/24	193	209
3.70%, 06/06/27	300	332
Biogen Inc.
4.05%, 09/15/25	440	485
Boston Scientific Corporation
3.85%, 05/15/25 (a)	102	112
1.90%, 06/01/25	400	410
Bristol-Myers Squibb Company
3.25%, 02/20/23 - 08/01/42	658	706
2.90%, 07/26/24	270	287
3.88%, 08/15/25	220	243
3.90%, 02/20/28	200	226
3.40%, 07/26/29	240	266
1.45%, 11/13/30	90	86
4.13%, 06/15/39	100	119
4.35%, 11/15/47	70	87
4.55%, 02/20/48	90	116
4.25%, 10/26/49	190	236
2.55%, 11/13/50	85	79
Cardinal Health, Inc.
3.75%, 09/15/25	100	109
3.41%, 06/15/27	200	218
Cigna Holding Company
3.75%, 07/15/23	61	64
3.50%, 06/15/24	300	320
4.38%, 10/15/28	210	242
4.80%, 08/15/38 - 07/15/46	820	1,006
3.88%, 10/15/47	60	66
4.90%, 12/15/48	160	204
Cottage Health
3.30%, 11/01/49	300	323
CVS Health Corporation
3.70%, 03/09/23	127	133
4.10%, 03/25/25	400	439
2.88%, 06/01/26	200	213
4.30%, 03/25/28	620	707
3.25%, 08/15/29	600	645
1.75%, 08/21/30	95	91
2.70%, 08/21/40	70	67
5.13%, 07/20/45	500	645
5.05%, 03/25/48	470	606
Eli Lilly and Company
3.38%, 03/15/29	500	554
2.25%, 05/15/50	500	452
2.50%, 09/15/60	300	275
Gilead Sciences, Inc.
3.65%, 03/01/26	750	822
2.95%, 03/01/27	550	591
1.20%, 10/01/27	210	205
1.65%, 10/01/30	400	384
2.60%, 10/01/40	100	95
4.15%, 03/01/47	150	175
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	518

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
3.38%, 05/15/23	135	142
3.88%, 05/15/28	120	136
HCA Inc.
5.00%, 03/15/24	350	384
4.13%, 06/15/29	100	112
5.13%, 06/15/39	50	62
5.50%, 06/15/47	300	387
5.25%, 06/15/49	100	127
Humana Inc.
4.95%, 10/01/44	200	257
Johnson & Johnson
2.45%, 03/01/26 - 09/01/60	850	838
3.63%, 03/03/37	100	115
5.95%, 08/15/37	250	362
4.50%, 12/05/43	100	128
3.50%, 01/15/48	50	58
MedStar Health, Inc.
3.63%, 08/15/49	200	221
Medtronic, Inc.
3.50%, 03/15/25	147	159
4.38%, 03/15/35	200	246
4.63%, 03/15/45	284	371
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	186
4.20%, 07/01/55	250	318
Merck & Co., Inc.
3.90%, 03/07/39	50	58
2.35%, 06/24/40	55	52
3.60%, 09/15/42	200	226
3.70%, 02/10/45	250	284
4.00%, 03/07/49	80	96
2.45%, 06/24/50	70	65
Mylan Inc
4.20%, 11/29/23	400	426
Mylan N.V.
5.25%, 06/15/46	85	104
Northwell Health, Inc.
3.98%, 11/01/46	500	566
Novartis Capital Corporation
2.00%, 02/14/27	400	414
2.20%, 08/14/30	95	97
4.40%, 05/06/44	200	256
2.75%, 08/14/50	65	65
Pfizer Inc.
0.80%, 05/28/25	300	299
2.75%, 06/03/26	475	511
6.60%, 12/01/28 (i)	50	66
2.55%, 05/28/40	300	297
4.40%, 05/15/44	650	814
4.20%, 09/15/48	50	62
4.00%, 03/15/49	65	79
Providence St. Joseph Health
3.74%, 10/01/47	350	397
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	324
Stryker Corporation
3.50%, 03/15/26	250	273
4.10%, 04/01/43	200	231
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	375
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	269
5.30%, 02/01/44	200	274
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	302
UnitedHealth Group Incorporated
3.75%, 07/15/25 - 10/15/47	200	223
3.88%, 12/15/28	200	228
2.30%, 05/15/31	80	82
5.80%, 03/15/36	150	208
3.50%, 08/15/39	500	551
3.05%, 05/15/41	80	83
4.75%, 07/15/45	110	144
4.20%, 01/15/47	150	182
4.25%, 06/15/48	80	98
4.45%, 12/15/48	60	76
3.25%, 05/15/51	105	111
Upjohn Inc.
2.70%, 06/22/30 (j)	90	91
3.85%, 06/22/40 (j)	80	86
4.00%, 06/22/50 (j)	110	117
Wyeth LLC
5.95%, 04/01/37	250	352
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25	200	215
Zoetis Inc.
2.00%, 05/15/30	200	198
		39,399
Communication Services 2.3%
Alphabet Inc.
0.45%, 08/15/25	250	246
2.00%, 08/15/26	300	313
1.10%, 08/15/30	280	265
1.90%, 08/15/40	75	67
2.25%, 08/15/60	225	196
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	141
4.38%, 07/16/42	200	239
AT&T Inc.
2.30%, 06/01/27	1,000	1,036
4.35%, 03/01/29 - 06/15/45	655	743
2.55%, 12/01/33	751	739
4.50%, 05/15/35 - 03/09/48	1,606	1,865
4.85%, 07/15/45	90	108
4.75%, 05/15/46	200	239
3.65%, 06/01/51 - 09/15/59	706	714
3.50%, 02/01/61	400	383
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h) (i)	250	383
Charter Communications Operating, LLC
4.91%, 07/23/25	1,140	1,282
5.38%, 04/01/38	400	483
6.48%, 10/23/45	210	286
5.75%, 04/01/48	100	126
4.80%, 03/01/50	200	225
4.40%, 12/01/61	75	78
Comcast Corporation
3.70%, 04/15/24	285	306
3.38%, 08/15/25	290	314
4.15%, 10/15/28	650	747
6.50%, 11/15/35	100	143
6.95%, 08/15/37	250	381
3.90%, 03/01/38	70	80
4.75%, 03/01/44	300	379
4.00%, 08/15/47 - 03/01/48	410	469
4.70%, 10/15/48	365	465
2.45%, 08/15/52	750	662
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h) (i)	300	444
Discovery Communications, LLC
3.95%, 03/20/28	105	116
5.20%, 09/20/47	75	92
Electronic Arts Inc.
2.95%, 02/15/51	300	288
Fox Corporation
5.48%, 01/25/39	65	83
5.58%, 01/25/49	80	108
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	117
5.00%, 05/13/45	300	361
NBCUniversal Media, LLC
6.40%, 04/30/40	250	372
Omnicom Group Inc.
2.60%, 08/01/31 (a)	375	381
Orange SA
5.38%, 01/13/42	100	133
5.50%, 02/06/44	300	410
RELX Capital Inc.
4.00%, 03/18/29	300	338

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Rogers Communications Inc.
3.63%, 12/15/25	300	327
3.70%, 11/15/49	500	516
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	430
6.75%, 06/15/39	300	409
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	300	393
Telefonica Europe B.V.
8.25%, 09/15/30	500	720
The Walt Disney Company
1.75%, 08/30/24	150	155
2.00%, 09/01/29	625	630
6.20%, 12/15/34	50	71
2.75%, 09/01/49	225	216
3.80%, 05/13/60	650	751
T-Mobile USA, Inc.
3.50%, 04/15/25	340	366
2.05%, 02/15/28	900	907
3.88%, 04/15/30	435	480
2.55%, 02/15/31	400	402
4.38%, 04/15/40	110	126
4.50%, 04/15/50	160	187
3.60%, 11/15/60 (j)	100	98
TWDC Enterprise 18 Corp.
7.00%, 03/01/32	50	71
Verizon Communications Inc.
3.38%, 02/15/25	223	241
1.45%, 03/20/26	325	328
4.13%, 03/16/27	300	340
4.33%, 09/21/28	400	460
4.02%, 12/03/29	982	1,113
1.75%, 01/20/31	130	123
4.50%, 08/10/33	180	214
2.65%, 11/20/40	180	170
3.40%, 03/22/41	215	225
4.86%, 08/21/46	850	1,083
5.01%, 04/15/49	260	339
2.99%, 10/30/56	232	216
3.70%, 03/22/61	405	428
Viacom Inc.
3.88%, 04/01/24	156	167
7.88%, 07/30/30	125	177
4.38%, 03/15/43	300	343
ViacomCBS Inc.
4.85%, 07/01/42	150	180
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	253
7.88%, 02/15/30 (h)	200	284
5.00%, 05/30/38	60	75
5.25%, 05/30/48	175	227
4.25%, 09/17/50	75	86
5.13%, 06/19/59	110	144
		31,817
Information Technology 2.3%
Adobe Inc.
2.30%, 02/01/30	200	207
Apple Inc.
2.40%, 05/03/23	650	671
0.75%, 05/11/23	300	302
3.45%, 05/06/24	400	430
1.80%, 09/11/24	135	140
1.13%, 05/11/25	250	252
0.70%, 02/08/26	255	252
2.45%, 08/04/26	320	338
3.35%, 02/09/27	400	441
3.20%, 05/11/27	150	164
3.00%, 11/13/27	620	675
2.20%, 09/11/29	300	309
1.65%, 05/11/30 - 02/08/31	445	435
2.38%, 02/08/41	90	87
4.65%, 02/23/46	300	390
4.25%, 02/09/47	60	74
3.75%, 09/12/47 - 11/13/47	160	185
2.95%, 09/11/49	300	304
2.65%, 05/11/50	250	241
2.55%, 08/20/60	155	142
2.80%, 02/08/61	240	230
Applied Materials, Inc.
3.90%, 10/01/25	350	388
Autodesk, Inc.
4.38%, 06/15/25	500	553
Broadcom Inc.
4.70%, 04/15/25	250	278
3.15%, 11/15/25	100	107
3.50%, 01/15/28	300	326
4.75%, 04/15/29	200	230
5.00%, 04/15/30	250	292
4.15%, 11/15/30	100	111
3.47%, 04/15/34 (j)	255	263
3.50%, 02/15/41 (j)	300	298
3.75%, 02/15/51 (j)	300	300
Cisco Systems, Inc.
3.63%, 03/04/24	300	323
3.50%, 06/15/25	100	109
2.50%, 09/20/26	400	427
Citrix Systems, Inc.
1.25%, 03/01/26	400	393
Corning Incorporated
5.75%, 08/15/40	95	128
3.90%, 11/15/49	300	336
4.38%, 11/15/57	40	48
Dell International L.L.C.
5.85%, 07/15/25 (h)	250	291
6.02%, 06/15/26 (h)	425	507
6.20%, 07/15/30 (h)	250	320
8.10%, 07/15/36 (h)	145	220
8.35%, 07/15/46 (h)	120	196
DXC Technology Company
2.38%, 09/15/28	300	296
Fiserv, Inc.
2.75%, 07/01/24	190	200
3.50%, 07/01/29	190	207
4.40%, 07/01/49	100	119
Hewlett Packard Enterprise Company
4.45%, 10/02/23	250	268
4.65%, 10/01/24	250	276
4.90%, 10/15/25 (i)	180	204
6.35%, 10/15/45 (i)	90	121
Intel Corporation
2.70%, 12/15/22	200	206
2.88%, 05/11/24	100	106
3.70%, 07/29/25	500	547
3.15%, 05/11/27	150	164
1.60%, 08/12/28	300	299
2.45%, 11/15/29	250	261
2.80%, 08/12/41	300	299
4.25%, 12/15/42	200	240
4.10%, 05/11/47	150	177
3.73%, 12/08/47	120	134
3.25%, 11/15/49	80	83
International Business Machines Corporation
3.00%, 05/15/24	300	318
7.00%, 10/30/25	200	246
3.45%, 02/19/26	135	148
3.50%, 05/15/29	210	232
5.88%, 11/29/32	100	134
4.15%, 05/15/39	500	589
4.00%, 06/20/42	200	230
4.25%, 05/15/49	150	182
Keysight Technologies, Inc.
4.55%, 10/30/24	300	332
KLA Corporation
3.30%, 03/01/50	300	316
MasterCard Incorporated
3.85%, 03/26/50	300	358
Micron Technology, Inc.
2.50%, 04/24/23	250	257

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Microsoft Corporation
3.13%, 11/03/25	680	736
3.30%, 02/06/27	450	498
2.53%, 06/01/50	377	362
2.92%, 03/17/52	210	217
3.95%, 08/08/56	524	645
2.68%, 06/01/60	179	174
3.04%, 03/17/62	220	232
Motorola Solutions, Inc.
4.60%, 05/23/29	300	348
NVIDIA Corporation
1.55%, 06/15/28	300	298
3.50%, 04/01/40	300	333
NXP B.V.
5.55%, 12/01/28 (j)	100	121
Oracle Corporation
2.63%, 02/15/23	200	206
3.63%, 07/15/23	400	423
2.65%, 07/15/26	500	527
3.25%, 11/15/27	210	228
2.88%, 03/25/31	230	237
3.90%, 05/15/35	350	384
3.80%, 11/15/37	200	215
3.60%, 04/01/40	400	414
4.50%, 07/08/44	200	229
4.13%, 05/15/45	200	216
4.38%, 05/15/55	310	348
4.10%, 03/25/61	235	250
Paypal Holdings, Inc.
1.65%, 06/01/25	600	615
2.85%, 10/01/29	100	106
3.25%, 06/01/50	200	214
Qualcomm Incorporated
3.45%, 05/20/25	150	162
3.25%, 05/20/27	300	329
4.65%, 05/20/35	60	75
4.80%, 05/20/45	90	118
Texas Instruments Incorporated
1.90%, 09/15/31	300	298
4.15%, 05/15/48	75	93
Visa Inc.
3.15%, 12/14/25	305	331
1.10%, 02/15/31	300	280
2.70%, 04/15/40	400	407
3.65%, 09/15/47	45	52
2.00%, 08/15/50	280	241
VMware, Inc.
4.50%, 05/15/25 (h)	250	279
4.70%, 05/15/30 (h)	250	295
		31,798
Energy 2.2%
Baker Hughes Holdings LLC
2.77%, 12/15/22	500	514
3.34%, 12/15/27	400	436
4.49%, 05/01/30	500	584
Boardwalk Pipelines, LP
3.38%, 02/01/23	200	205
BP Capital Markets America Inc.
3.63%, 04/06/30	750	836
2.94%, 06/04/51	85	80
BP Capital Markets P.L.C.
3.81%, 02/10/24	500	537
3.28%, 09/19/27	90	98
Burlington Resources Finance Co
7.20%, 08/15/31	100	142
Canadian Natural Resources Limited
5.85%, 02/01/35	150	189
6.25%, 03/15/38	150	200
Cenovus Energy Inc.
6.75%, 11/15/39	300	408
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	203
Chevron Corporation
3.19%, 06/24/23	500	521
2.95%, 05/16/26	110	119
2.24%, 05/11/30	180	185
Chevron U.S.A. Inc.
3.90%, 11/15/24	35	38
2.34%, 08/12/50	40	36
CNOOC Limited
3.00%, 05/09/23	400	413
4.25%, 05/09/43	300	330
CNOOC Petroleum North America ULC
5.88%, 03/10/35	50	62
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	136
Conoco Funding Company
7.25%, 10/15/31	75	107
ConocoPhillips
6.95%, 04/15/29	200	267
4.85%, 08/15/48 (j)	70	91
Devon Energy Corporation
5.85%, 12/15/25	57	66
Enable Midstream Partners, LP
3.90%, 05/15/24	200	212
4.95%, 05/15/28	300	337
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	296
Energy Transfer LP
4.75%, 01/15/26	350	391
4.95%, 06/15/28	650	744
3.75%, 05/15/30	250	270
7.50%, 07/01/38	200	277
6.50%, 02/01/42	150	194
6.00%, 06/15/48	50	63
6.25%, 04/15/49	90	118
5.00%, 05/15/50	200	231
Enterprise Products Operating LLC
3.70%, 02/15/26	350	384
2.80%, 01/31/30	250	261
6.88%, 03/01/33	25	35
6.45%, 09/01/40	100	142
4.45%, 02/15/43	150	172
4.95%, 10/15/54	300	377
3.95%, 01/31/60	100	107
EOG Resources, Inc.
2.63%, 03/15/23	200	205
3.15%, 04/01/25	200	214
Equinor ASA
3.70%, 03/01/24	200	215
3.13%, 04/06/30	300	325
3.95%, 05/15/43	300	348
Exxon Mobil Corporation
1.57%, 04/15/23	250	255
3.04%, 03/01/26	315	340
2.28%, 08/16/26	150	157
2.61%, 10/15/30	360	377
3.00%, 08/16/39	300	311
4.11%, 03/01/46	205	241
3.10%, 08/16/49	200	202
Halliburton Company
3.80%, 11/15/25	150	164
7.45%, 09/15/39	250	364
5.00%, 11/15/45	120	144
Hess Corporation
7.30%, 08/15/31	23	31
5.60%, 02/15/41	400	497
HollyFrontier Corporation
5.88%, 04/01/26	240	275
Husky Energy Inc.
4.40%, 04/15/29	200	224
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	314
5.00%, 03/01/43	300	354
5.40%, 09/01/44	250	311
Kinder Morgan, Inc.
5.30%, 12/01/34	350	431
3.60%, 02/15/51	300	303

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Magellan Midstream Partners, L.P.
3.25%, 06/01/30	250	267
Marathon Petroleum Corporation
3.80%, 04/01/28	200	220
6.50%, 03/01/41	300	412
MPLX LP
4.88%, 06/01/25	250	279
4.50%, 04/15/38	105	117
5.50%, 02/15/49	80	101
4.90%, 04/15/58	110	127
ONEOK Partners, L.P.
3.38%, 10/01/22	250	255
6.65%, 10/01/36	150	202
ONEOK, Inc.
7.50%, 09/01/23	200	222
4.00%, 07/13/27	200	221
4.55%, 07/15/28	50	57
Phillips 66
4.65%, 11/15/34	250	298
Phillips 66 Partners LP
4.90%, 10/01/46	150	178
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	203
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	333
5.00%, 03/15/27	100	115
4.20%, 03/15/28	300	334
4.50%, 05/15/30	250	288
Shell International Finance B.V.
2.00%, 11/07/24	300	312
2.38%, 04/06/25 - 11/07/29	550	572
3.25%, 05/11/25 - 04/06/50	480	514
2.75%, 04/06/30	250	265
4.13%, 05/11/35	200	236
6.38%, 12/15/38	200	293
4.00%, 05/10/46	155	183
3.13%, 11/07/49	200	207
Suncor Energy Inc.
4.00%, 11/15/47	340	376
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	300	308
5.40%, 10/01/47	90	107
The Williams Companies, Inc.
3.50%, 11/15/30	250	272
Total Capital Canada Ltd.
2.75%, 07/15/23	300	313
Total Capital International
2.70%, 01/25/23	500	516
3.46%, 07/12/49	50	54
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	476
4.10%, 04/15/30	250	284
6.20%, 10/15/37	100	136
5.00%, 10/16/43	150	185
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	268
Valero Energy Corporation
3.65%, 03/15/25	250	270
Valero Energy Partners LP
4.38%, 12/15/26	200	224
Williams Partners L.P.
4.00%, 09/15/25	350	384
3.75%, 06/15/27	300	330
6.30%, 04/15/40	200	272
		29,602
Utilities 2.2%
AEP Texas Inc.
2.40%, 10/01/22	353	359
3.45%, 01/15/50	10	10
Alabama Power Company
6.00%, 03/01/39	250	351
4.30%, 01/02/46	250	302
3.70%, 12/01/47	200	224
3.13%, 07/15/51 (a)	400	410
Ameren Illinois Company
3.25%, 03/01/25	250	267
American Water Capital Corp.
3.75%, 09/01/47	100	111
Appalachian Power Company
3.70%, 05/01/50	400	437
Arizona Public Service Company
4.50%, 04/01/42	100	120
Atmos Energy Corporation
1.50%, 01/15/31	300	283
4.13%, 10/15/44	300	348
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	301
3.50%, 08/15/46	160	174
Berkshire Hathaway Energy Company
2.80%, 01/15/23	200	206
3.25%, 04/15/28	200	218
6.13%, 04/01/36	400	552
3.80%, 07/15/48	100	112
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	209
CMS Energy Corporation
4.75%, 06/01/50	300	337
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	395
5.70%, 06/15/40	100	135
3.88%, 06/15/47	300	334
Dominion Energy, Inc.
2.85%, 08/15/26	350	372
3.38%, 04/01/30	250	271
DTE Electric Company
3.38%, 03/01/25	200	215
2.63%, 03/01/31	250	261
2.95%, 03/01/50	400	401
DTE Energy Company
0.55%, 11/01/22	300	301
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	817
5.30%, 02/15/40	300	399
3.70%, 12/01/47	200	222
3.20%, 08/15/49	500	518
Duke Energy Florida, LLC
3.40%, 10/01/46	60	64
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	339
Duke Energy Progress, LLC
4.20%, 08/15/45	250	297
Edison International
3.13%, 11/15/22	300	307
Eversource Energy
3.80%, 12/01/23	100	107
2.90%, 10/01/24	300	317
3.30%, 01/15/28	200	217
Exelon Corporation
3.95%, 06/15/25	150	163
4.95%, 06/15/35	250	306
Florida Power & Light Company
3.70%, 12/01/47	40	46
4.13%, 06/01/48	600	742
Iberdrola International B.V.
6.75%, 07/15/36	150	226
Kentucky Utilities Company
5.13%, 11/01/40	300	389
MidAmerican Energy Company
3.50%, 10/15/24	200	215
6.75%, 12/30/31	50	70
3.15%, 04/15/50	125	131
National Fuel Gas Company
3.95%, 09/15/27 (h)	301	324
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	420
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	400	403

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
NiSource Finance Corp.
3.49%, 05/15/27	200	219
4.38%, 05/15/47	200	238
NiSource Inc.
0.95%, 08/15/25	600	593
1.70%, 02/15/31	500	471
Northern States Power Company
4.13%, 05/15/44	500	599
NorthWestern Corporation
4.18%, 11/15/44	150	173
NSTAR Electric Company
3.20%, 05/15/27	200	219
Ohio Power Company
2.60%, 04/01/30	200	208
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	187
5.25%, 09/30/40	200	270
3.80%, 09/30/47	200	232
Pacific Gas And Electric Company
3.15%, 01/01/26	345	356
2.10%, 08/01/27	435	424
4.55%, 07/01/30	235	254
4.50%, 07/01/40	240	246
4.95%, 07/01/50	275	291
3.50%, 08/01/50	105	95
PacifiCorp
2.95%, 06/01/23	300	310
6.25%, 10/15/37	200	283
PECO Energy Company
4.15%, 10/01/44	250	298
2.85%, 09/15/51	500	491
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	286
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	236
3.00%, 10/01/49	250	256
Progress Energy, Inc.
7.75%, 03/01/31	300	422
PSEG Power LLC
8.63%, 04/15/31	75	118
Public Service Electric and Gas Company
3.00%, 05/15/27	200	217
5.50%, 03/01/40	200	273
2.05%, 08/01/50	300	257
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	189
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	272
3.25%, 09/15/49	170	176
San Diego Gas & Electric Company
2.50%, 05/15/26	250	263
1.70%, 10/01/30	200	193
Sempra Energy
4.00%, 02/01/48	50	56
Southern California Edison Company
6.00%, 01/15/34	75	98
5.63%, 02/01/36	195	246
5.95%, 02/01/38	100	130
4.05%, 03/15/42	200	212
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	236
3.15%, 09/30/51 (a)	400	398
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	333
The Southern Company
3.70%, 04/30/30 (f)	250	274
4.40%, 07/01/46	400	471
Union Electric Company
3.65%, 04/15/45	350	392
Virginia Electric and Power Company
6.00%, 05/15/37	200	277
4.45%, 02/15/44	100	122
4.00%, 11/15/46	300	349
Washington Gas Light Company
3.80%, 09/15/46	200	227
WEC Energy Group Inc.
3.55%, 06/15/25	51	55
Xcel Energy Inc.
0.50%, 10/15/23 (a)	400	400
2.60%, 12/01/29	300	312
		29,258
Industrials 2.0%
3M Company
2.00%, 02/14/25	345	357
2.38%, 08/26/29	690	714
Air Lease Corporation
0.70%, 02/15/24	400	398
3.25%, 03/01/25	300	317
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	323
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	143
5.75%, 05/01/40	400	559
Canadian National Railway Company
3.65%, 02/03/48	300	337
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	136
Carrier Global Corporation
2.72%, 02/15/30	125	129
3.58%, 04/05/50	505	536
Caterpillar Financial Services Corporation
2.15%, 11/08/24	300	314
Caterpillar Inc.
3.40%, 05/15/24	500	534
2.60%, 04/09/30	250	263
3.25%, 04/09/50 (a)	250	272
CSX Corporation
3.80%, 03/01/28	300	334
5.50%, 04/15/41	205	275
4.30%, 03/01/48	50	60
3.95%, 05/01/50	300	350
Cummins Inc.
1.50%, 09/01/30	300	286
2.60%, 09/01/50	200	187
Deere & Company
3.90%, 06/09/42	200	238
Dover Corporation
5.38%, 03/01/41	150	193
Eaton Corporation
4.15%, 11/02/42	100	118
Emerson Electric Co.
2.63%, 02/15/23	360	369
Equifax Inc.
3.10%, 05/15/30	250	264
FedEx Corporation
3.25%, 04/01/26	300	326
4.25%, 05/15/30	300	344
3.88%, 08/01/42	200	218
4.55%, 04/01/46	300	356
5.25%, 05/15/50	100	132
General Electric Capital Corporation
3.45%, 05/15/24	350	372
6.88%, 01/10/39	300	446
General Electric Company
3.45%, 05/01/27	250	274
3.63%, 05/01/30 (a)	355	395
4.35%, 05/01/50	370	444
Honeywell International Inc.
1.10%, 03/01/27 (h)	300	297
1.75%, 09/01/31	500	487
3.81%, 11/21/47	300	355
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	218
3.80%, 03/21/29	200	224
4.50%, 03/21/49	200	247
John Deere Capital Corporation
3.45%, 06/07/23 - 03/07/29	215	233
Kansas City Southern
3.50%, 05/01/50	300	315

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Kennametal Inc.
4.63%, 06/15/28	100	112
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	272
2.90%, 12/15/29	300	314
5.05%, 04/27/45	250	326
Lockheed Martin Corporation
3.55%, 01/15/26	200	220
4.50%, 05/15/36	105	130
4.07%, 12/15/42	243	290
4.09%, 09/15/52	107	131
Massachusetts Institute of Technology
4.68%, 07/01/14	250	362
Norfolk Southern Corporation
2.90%, 02/15/23	79	81
3.85%, 01/15/24	200	213
2.30%, 05/15/31	300	303
4.84%, 10/01/41	224	285
2.90%, 08/25/51	500	484
Northrop Grumman Corporation
3.25%, 01/15/28	150	162
4.75%, 06/01/43	155	196
3.85%, 04/15/45	250	283
Otis Worldwide Corporation
3.11%, 02/15/40	300	307
Parker-Hannifin Corporation
4.00%, 06/14/49	40	46
Precision Castparts Corp.
2.50%, 01/15/23	300	307
Raytheon BBN Technologies Corp.
4.80%, 12/15/43	25	31
Roper Technologies, Inc.
1.40%, 09/15/27	300	296
Snap-on Incorporated
3.25%, 03/01/27	500	545
Southwest Airlines Co.
5.25%, 05/04/25	300	340
5.13%, 06/15/27	200	234
2.63%, 02/10/30	600	608
The Boeing Company
4.88%, 05/01/25 (h)	315	351
2.70%, 02/01/27	125	130
5.04%, 05/01/27 (h)	100	115
2.95%, 02/01/30	125	127
5.15%, 05/01/30 (h)	285	335
5.88%, 02/15/40	25	31
5.71%, 05/01/40 (h)	800	1,014
3.90%, 05/01/49	40	41
3.95%, 08/01/59	125	127
Union Pacific Corporation
3.95%, 09/10/28	300	340
3.84%, 03/20/60	445	511
3.80%, 04/06/71 (j)	50	56
United Parcel Service, Inc.
6.20%, 01/15/38	350	508
3.75%, 11/15/47	70	81
United Technologies Corporation
3.13%, 05/04/27	400	434
6.70%, 08/01/28	50	65
4.13%, 11/16/28	595	677
4.50%, 06/01/42	300	368
4.05%, 05/04/47	200	232
4.63%, 11/16/48	90	114
W. W. Grainger, Inc.
4.60%, 06/15/45	200	256
Waste Management, Inc.
4.15%, 07/15/49	50	61
		26,541
Consumer Staples 1.6%
Altria Group, Inc.
4.80%, 02/14/29	180	207
5.80%, 02/14/39	110	135
4.50%, 05/02/43	200	214
5.95%, 02/14/49	400	506
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	583
4.90%, 02/01/46	300	373
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	330
3.50%, 06/01/30	110	121
5.45%, 01/23/39	500	647
4.44%, 10/06/48	662	775
5.80%, 01/23/59	295	416
4.60%, 06/01/60	155	186
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	319
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	500
BAT Capital Corp.
3.22%, 09/06/26	250	267
2.73%, 03/25/31	300	296
4.39%, 08/15/37	150	160
4.54%, 08/15/47	150	156
3.98%, 09/25/50	200	193
Campbell Soup Company
4.15%, 03/15/28	300	338
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	216
3.95%, 08/01/47	200	234
Coca-Cola FEMSA, S.A.B. de C.V.
2.75%, 01/22/30	200	206
Conagra Brands, Inc.
1.38%, 11/01/27	300	292
5.30%, 11/01/38	55	70
5.40%, 11/01/48	55	74
Constellation Brands, Inc.
3.15%, 08/01/29	400	428
Costco Wholesale Corporation
3.00%, 05/18/27	80	87
1.38%, 06/20/27	300	302
Diageo Capital PLC
2.63%, 04/29/23	300	309
Dollar General Corporation
3.25%, 04/15/23	250	259
General Mills, Inc.
3.65%, 02/15/24	303	322
4.20%, 04/17/28	105	119
Keurig Dr Pepper Inc.
4.06%, 05/25/23	101	107
4.60%, 05/25/28	300	348
Massachusetts Institute of Technology
5.60%, 07/01/11	300	518
McCormick & Company, Incorporated
0.90%, 02/15/26	405	399
1.85%, 02/15/31 (a)	300	289
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	259
Molson Coors Beverage Company
3.00%, 07/15/26	500	535
PepsiCo, Inc.
3.00%, 10/15/27 (a)	500	548
4.45%, 04/14/46	180	228
3.45%, 10/06/46	90	99
3.88%, 03/19/60	400	486
Philip Morris International Inc.
2.50%, 11/02/22	200	204
4.38%, 11/15/41	300	347
Reynolds American Inc.
4.85%, 09/15/23	150	162
5.70%, 08/15/35	100	120
Sysco Corporation
5.95%, 04/01/30 (h)	266	339
The Coca-Cola Company
1.75%, 09/06/24	250	259
1.00%, 03/15/28 (a)	300	290
2.13%, 09/06/29	250	256
1.38%, 03/15/31	300	285
2.25%, 01/05/32	350	354
2.88%, 05/05/41	300	309

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
3.00%, 03/05/51	300	310
2.50%, 03/15/51	400	377
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	31
3.13%, 12/01/49	225	242
The J. M. Smucker Company
3.50%, 03/15/25	300	324
3.38%, 12/15/27	250	273
The Kroger Co.
4.50%, 01/15/29	300	351
7.50%, 04/01/31	150	212
4.45%, 02/01/47	300	358
Tyson Foods, Inc.
5.15%, 08/15/44	200	258
Unilever Capital Corporation
1.38%, 09/14/30 (a)	500	477
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	216
4.10%, 04/15/50	400	443
Walmart Inc.
3.40%, 06/26/23	500	526
2.85%, 07/08/24	125	133
2.65%, 12/15/24	300	318
3.70%, 06/26/28	185	210
3.63%, 12/15/47	300	349
		21,789
Consumer Discretionary 1.6%
Advance Auto Parts, Inc.
1.75%, 10/01/27	400	399
Alibaba Group Holding Limited
3.40%, 12/06/27	400	429
4.50%, 11/28/34 (a)	300	345
Amazon.com, Inc.
2.50%, 11/29/22 - 06/03/50	400	392
3.15%, 08/22/27	740	814
1.65%, 05/12/28	400	403
1.50%, 06/03/30	130	126
3.88%, 08/22/37	170	200
2.88%, 05/12/41	300	309
4.25%, 08/22/57	320	406
2.70%, 06/03/60	55	52
3.25%, 05/12/61	240	255
American Honda Finance Corporation
0.88%, 07/07/23	400	403
3.45%, 07/14/23	200	211
1.20%, 07/08/25	400	402
1.00%, 09/10/25	300	299
AutoNation, Inc.
4.75%, 06/01/30 (h)	350	406
AutoZone, Inc.
3.25%, 04/15/25	350	374
3.75%, 06/01/27	200	223
California Institute of Technology
4.32%, 08/01/45	40	51
Discovery Communications, LLC
3.63%, 05/15/30 (a)	400	434
4.00%, 09/15/55	319	334
Dollar Tree, Inc.
4.20%, 05/15/28	90	101
eBay Inc.
1.40%, 05/10/26	300	301
3.65%, 05/10/51	15	16
General Motors Company
5.00%, 04/01/35	200	236
5.15%, 04/01/38	70	83
5.40%, 04/01/48	190	236
General Motors Financial Company, Inc.
1.25%, 01/08/26	200	198
2.40%, 04/10/28	300	303
2.35%, 01/08/31	400	393
2.70%, 06/10/31	400	399
GLP Financing, LLC
5.38%, 04/15/26	150	171
5.75%, 06/01/28	300	353
Hasbro, Inc.
6.35%, 03/15/40	300	413
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	228
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	680
3.65%, 04/05/29	75	83
2.80%, 09/15/41	300	292
4.55%, 04/05/49	375	465
3.00%, 10/15/50	300	292
Marriott International, Inc.
3.13%, 06/15/26	500	533
McDonald's Corporation
3.70%, 01/30/26	175	192
6.30%, 03/01/38	200	284
4.88%, 12/09/45	165	211
3.63%, 09/01/49	200	218
NIKE, Inc.
2.25%, 05/01/23	200	205
2.85%, 03/27/30	400	430
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	287
PVH Corp.
4.63%, 07/10/25 (h)	400	440
Sands China Ltd.
5.13%, 08/08/25 (h)	400	431
Starbucks Corporation
4.00%, 11/15/28	200	228
2.55%, 11/15/30	500	514
4.50%, 11/15/48	200	246
4.45%, 08/15/49	50	61
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	24
The Home Depot, Inc.
3.00%, 04/01/26	500	540
1.38%, 03/15/31	300	284
5.88%, 12/16/36	600	845
3.13%, 12/15/49	200	208
3.50%, 09/15/56	200	222
Toyota Motor Corporation
3.42%, 07/20/23	200	211
3.67%, 07/20/28	200	224
Toyota Motor Credit Corporation
2.00%, 10/07/24	170	176
1.80%, 02/13/25	400	411
2.15%, 02/13/30	500	507
University of Notre Dame du Lac
3.44%, 02/15/45	250	290
University of Southern California
3.03%, 10/01/39	450	480
5.25%, 10/01/11	20	31
		21,243
Real Estate 1.0%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	216
4.50%, 07/30/29	250	291
4.85%, 04/15/49	300	387
American Tower Corporation
2.40%, 03/15/25	200	208
1.60%, 04/15/26	500	502
1.50%, 01/31/28	500	485
3.80%, 08/15/29	90	99
2.70%, 04/15/31	375	384
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	358
Boston Properties Limited Partnership
3.80%, 02/01/24	250	266
3.20%, 01/15/25	200	212
2.90%, 03/15/30	200	207
Brandywine Operating Partnership, L.P.
3.95%, 02/15/23 - 11/15/27	400	426
Corporate Office Properties Trust
2.00%, 01/15/29 (a)	750	734

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Crown Castle International Corp.
3.20%, 09/01/24	330	351
3.70%, 06/15/26	140	153
3.65%, 09/01/27	80	88
3.25%, 01/15/51	50	49
Equinix, Inc.
1.45%, 05/15/26	300	299
3.40%, 02/15/52	300	306
Essex Portfolio, L.P.
3.88%, 05/01/24	200	214
Federal Realty Investment Trust
4.50%, 12/01/44	100	119
FMS Wertmanagement
2.75%, 03/06/23	500	518
Healthpeak Properties, Inc.
6.75%, 02/01/41	200	300
Kimco Realty Corporation
2.70%, 10/01/30	200	205
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	213
1.10%, 09/15/26	350	345
1.70%, 02/15/31	300	285
National Retail Properties, Inc.
3.10%, 04/15/50	200	193
Office Properties Income Trust
2.65%, 06/15/26	400	404
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	272
ProLogis, L.P.
2.13%, 04/15/27	100	104
2.25%, 04/15/30	175	178
3.00%, 04/15/50	35	36
Public Storage, Inc.
1.85%, 05/01/28	300	304
Realty Income Corporation
4.13%, 10/15/26	250	281
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	500	482
Simon Property Group, L.P.
3.30%, 01/15/26	500	541
2.65%, 07/15/30	200	206
4.25%, 11/30/46	200	234
3.25%, 09/13/49	65	66
3.80%, 07/15/50	200	220
Store Capital Corporation
4.50%, 03/15/28	200	225
Tanger Properties Limited Partnership
2.75%, 09/01/31	400	383
UDR, Inc.
2.10%, 08/01/32	200	192
Ventas Realty, Limited Partnership
3.50%, 02/01/25	250	267
3.00%, 01/15/30	200	208
Welltower Inc.
4.95%, 09/01/48	150	192
Weyerhaeuser Company
7.38%, 03/15/32	200	284
		13,492
Materials 0.6%
Albemarle Corporation
5.45%, 12/01/44	150	191
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	235
5.32%, 11/15/38	90	116
5.42%, 11/15/48 (a)	115	158
E. I. du Pont de Nemours and Company
2.30%, 07/15/30	300	305
Eastman Chemical Company
3.80%, 03/15/25	189	204
Ecolab Inc.
1.30%, 01/30/31	300	282
2.13%, 08/15/50	200	176
FMC Corporation
4.50%, 10/01/49	300	350
International Paper Company
3.80%, 01/15/26	131	144
LYB International Finance III, LLC
3.80%, 10/01/60	200	208
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	330
MOS Holdings Inc.
4.88%, 11/15/41	20	24
NewMarket Corporation
2.70%, 03/18/31	400	399
Newmont Corporation
5.88%, 04/01/35	200	264
Nucor Corporation
2.70%, 06/01/30	300	313
2.98%, 12/15/55 (j)	200	196
Nutrien Ltd.
2.95%, 05/13/30	300	316
3.95%, 05/13/50	300	340
Packaging Corporation of America
4.50%, 11/01/23	200	214
PPG Industries, Inc.
2.80%, 08/15/29	200	209
2.55%, 06/15/30	300	309
Praxair, Inc.
2.65%, 02/05/25	400	420
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	340
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	250	273
Southern Copper Corporation
7.50%, 07/27/35	150	215
Steel Dynamics, Inc.
3.25%, 10/15/50	115	113
The Dow Chemical Company
5.25%, 11/15/41	200	259
4.63%, 10/01/44	250	302
The Sherwin-Williams Company
3.45%, 06/01/27	700	768
4.50%, 06/01/47	70	85
Vale Overseas Ltd
3.75%, 07/08/30	100	104
6.88%, 11/21/36	400	532
Westlake Chemical Corporation
3.38%, 08/15/61	200	188
		8,882
Total Corporate Bonds And Notes (cost $368,678)		372,646
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.5%
BA Credit Card Trust
Series 2019-A1-A1, 1.74%, 08/15/22	400	406
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	200	215
Bank 2019-BNK23
Series 2019-A3-BNK23, REMIC, 2.92%, 11/16/29	500	534
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30 (d)	400	418
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,200	1,345
Capital One Prime Auto Receivables Trust 2019-1
Series 2019-A4-1, 2.56%, 10/15/24	200	205
CarMax Auto Owner Trust 2020-1
Series 2020-A3-1, 1.89%, 12/16/24	40	41
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (d)	300	325
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,357
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	535
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	687	736
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	324

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (d)	500	520
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	477	501
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	536
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	425
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	519
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,066
Ford Credit Auto Owner Trust 2019-B
Series 2019-A4-B, REMIC, 2.24%, 11/15/22	300	307
Ford Credit Floorplan Master Owner Trust A
Series 2019-A1-3, 2.23%, 09/15/22	150	153
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	215
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	107
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	319
Hyundai Auto Receivables Trust 2020-A
Series 2020-A4-A, 1.72%, 06/15/26	200	205
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	982	1,009
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	531
Mercedes-Benz Auto Receivables Trust 2020-1
Series 2020-A3-1, 0.55%, 02/18/25	1,000	1,003
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	535
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	531
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	300	341
Santander Drive Auto Receivables Trust 2021-1
Series 2021-D-1, 1.13%, 11/16/26	200	200
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,057
Toyota Auto Receivables 2021-A Owner Trust
Series 2021-A3-A, 0.26%, 03/15/24	150	150
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	304	309
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	500	509
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	133	140
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	163	175
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	300	301
Wells Fargo Commercial Mortgage Trust
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,141
WFRBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	307	312
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	535
World Omni Auto Receivables Trust
Series 2020-A4-B, 0.82%, 04/15/24	200	201
Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,324)		20,294
SHORT TERM INVESTMENTS 13.0%
Investment Companies 12.7%
JNL Government Money Market Fund, 0.01% (e) (k)	171,777	171,777
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.01% (e) (k)	4,097	4,097
Total Short Term Investments (cost $175,874)		175,874
Total Investments 112.5% (cost $1,518,796)		1,522,561
Total Forward Sales Commitments 0.0% (proceeds $558)		(559)
Other Assets and Liabilities, Net (12.5)%		(169,183)
Total Net Assets 100.0%		1,352,819

(a) All or a portion of the security was on loan as of September 30, 2021.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $171,723.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Investment in affiliate.

(f) Convertible security.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(j) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $1,717 and 0.1% of the Fund.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 3.00%, 11/15/30 (a)	(25)	(26)
TBA, 4.00%, 10/15/36 (a)	(75)	(79)
TBA, 5.50%, 10/15/51 (a)	(50)	(56)
Government National Mortgage Association
TBA, 4.00%, 11/15/47 (a)	(200)	(212)
TBA, 4.00%, 10/15/51 (a)	(175)	(186)
Total Government And Agency Obligations (proceeds $558)		(559)
Total Forward Sales Commitments (0.0%) (proceeds $558)		(559)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2021, the total proceeds for investments sold on a delayed delivery basis was $558.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Bond Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd, 3.95%, 05/25/51	—	497	226	2	27	33	331	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	953,747	—	953,747
Corporate Bonds And Notes	—	372,646	—	372,646
Non-U.S. Government Agency Asset-Backed Securities	—	20,294	—	20,294
Short Term Investments	175,874	—	—	175,874
	175,874	1,346,687	—	1,522,561
Liabilities - Securities
Government And Agency Obligations	—	(559)	—	(559)
	—	(559)	—	(559)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 96.8%
China 31.8%
360 Security Technology Inc. - Class A (a)	66	120
51job Inc. - ADR (a)	4	248
AAC Technologies Holdings Inc.	100	469
Aecc Aviation Power Co., Ltd. - Class A (a)	29	234
Agricultural Bank of China Limited - Class A (a)	1,653	751
Agricultural Bank of China Limited - Class H	3,913	1,347
Alibaba Group Holding Limited (a) (b)	2,006	37,059
Alibaba Health Information Technology Limited (a)	570	821
Alibaba Pictures Group Limited (a)	1,610	182
Aluminum Corporation of China Limited - Class A (a)	143	168
Aluminum Corporation of China Limited - Class H (a)	510	382
Angel Yeast Co., Ltd. - Class A (a)	9	66
Anhui Conch Cement Company Limited - Class A (a)	39	249
Anhui Conch Cement Company Limited - Class H (c)	162	871
Anhui Gujing Distillery Co., Ltd. - Class A (a)	4	151
Anhui Gujing Distillery Co., Ltd. - Class B	15	200
Anhui Kouzi Wine Industry Co., Ltd. - Class A (a)	7	52
ANTA Sports Products Limited	156	2,950
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A (a)	13	639
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A (a)	3	172
Autobio Diagnostics Co., Ltd. - Class A (a)	5	37
Autohome Inc. (a) (b) (c)	32	366
Avary Holding (Shenzhen) Co., Limited - Class A (a)	12	62
AVIC Capital - Class A (a)	97	58
Avic Electromechanical Systems Co., Ltd. - Class A (a)	42	86
AVIC Sunda Holding Company Limited - Class A (a)	14	33
AviChina Industry & Technology Co. Ltd. - Class H	349	221
Baidu, Inc. - Class A (a) (b)	298	5,758
Bank of Beijing Co., Ltd. - Class A (a)	210	141
Bank of Changsha Co., Ltd. - Class A (a)	34	44
Bank of Chengdu Co., Ltd. - Class A (a)	40	74
Bank of China Limited - Class A (a)	762	360
Bank of China Limited - Class H	10,605	3,753
Bank of Communications Co., Ltd. - Class A (a)	344	239
Bank of Communications Co., Ltd. - Class H	2,979	1,763
Bank of Jiangsu Co.,Ltd. - Class A (a)	153	137
Bank of Nanjing Co., Ltd. - Class A (a)	108	151
Bank of Ningbo Co., Ltd. - Class A (a)	65	350
Bank of Shanghai Co., Ltd. - Class A (a)	147	166
Baoshan Iron & Steel Co., Ltd. - Class A (a)	231	309
BBMG Corporation - Class A (a)	167	73
BeiGene, Ltd. (a) (b) (c)	91	2,620
Beijing Dabeinong Technology Group Co., Ltd. - Class A (a)	46	54
Beijing Enterprises Holdings Ltd.	77	306
Beijing Enterprises Water Group Limited	648	253
Beijing Huaer Company Limited - Class A (a)	48	58
Beijing New Building Material (Group) Co., Ltd. - Class A (a)	18	89
Beijing Shiji Information Technology Co., Ltd. - Class A (a)	17	68
Beijing Shunxin Agriculture Co., Ltd. - Class A (a)	8	42
Beijing Tiantan Biological Products Corporation Limited - Class A (a)	13	63
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	25	41
Beiya Industrial (Group) Co., Ltd. - Class A (a)	46	30
Bicycle Club Joint Venture, L.P. - Class A (a)	35	179
Bii Group Holdings Ltd. (b) (c)	209	182
Bilibili Inc. (a)	30	1,992
Bluestar Adisseo Co., Ltd - Class A (a)	24	44
BOC Hong Kong Holdings Ltd.	480	1,445
BOE Technology Group Co., Ltd. - Class A (a)	391	303
BOE Technology Group Co., Ltd. - Class B	113	48
Brilliance China Automotive Holdings Ltd. (d)	456	342
BYD Company Limited - Class A (a)	21	810
BYD Company Limited - Class H	100	3,124
BYD Electronic (International) Company Limited (c)	87	305
Caitong Securities Co., Ltd. - Class A (a)	38	63
Cansino Biologics Inc. - Class H (a) (b) (c)	10	340
Chacha Food Company, Limited - Class A (a)	5	39
Changchun High And New Technology Industry (Group) Inc. - Class A (a)	4	181
Changjiang Securities Co., Ltd. - Class A (a)	59	70
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A (a)	3	81
Chengdu Kanghong Pharmaceuticals Group Co., Ltd - Class A (a)	15	41
Chifeng Jilong Gold Mining Co., Ltd. - Class A (a)	18	43
China Cinda Asset Management Co., Ltd. - Class H	1,154	196
China CITIC Bank Corporation Limited - Class H	1,288	582
China Coal Energy Company Limited - Class A (a)	84	116
China Coal Energy Company Limited - Class H	212	160
China Conch Venture Holdings Limited	227	1,055
China Construction Bank Corporation - Class A (a)	68	62
China Construction Bank Corporation - Class H	13,906	9,904
China CSSC Holdings Limited - Class A (a)	41	159
China East Education Holdings Limited (b) (c)	67	70
China Eastern Airlines Corporation Limited - Class A (a)	150	109
China Eastern Airlines Corporation Limited - Class H (a) (c)	96	37
China Everbright Bank Company Limited - Class A (a)	409	214
China Everbright Bank Company Limited - Class H	466	164
China Evergrande Group (a)	567	372
China Evergrande Group (c)	248	94
China Feihe Limited (b)	396	671
China Galaxy Securities Co., Ltd. - Class A (a)	58	93
China Galaxy Securities Co., Ltd. - Class H	399	232
China General Nuclear Power Corporation - Class H (b)	1,495	454
China Hongqiao Group Limited	288	368
China Huarong Asset Management Co., Ltd. - Class H (a) (b) (d)	1,791	235
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation (Hong Kong) Limited - Class H (b)	194	511
China International Travel Service Company, Limited - Class A (a)	22	878
China Jinmao Holdings Group Limited	844	304
China Jushi Co.,Ltd. - Class A (a)	41	112
China Lesso Group Holdings Limited	146	233
China Life Insurance Company Limited - Class H	1,029	1,686
China Literature Limited (a) (b) (c)	52	396
China Medical System Holdings Limited	194	354
China Merchants Bank Co., Ltd. - Class A (a)	230	1,787
China Merchants Bank Co., Ltd. - Class H	514	4,089
China Merchants Energy Shipping Co., Ltd. - Class A (a)	79	67
China Merchants Holdings International Co. Ltd.	202	347
China Merchants Securities Co.,Ltd. - Class A (a)	97	273
China Merchants Securities Co.,Ltd. - Class H (b) (c)	82	130
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A (a)	70	140
China Minsheng Banking Corp., Ltd. - Class A (a)	365	220
China Minsheng Banking Corp., Ltd. - Class H	775	311
China Molybdenum Co.,Ltd - Class A (a)	217	201
China National Building Material Co., Ltd. - Class H	588	794
China National Nuclear Power Co Ltd - Class A (a)	190	211
China National Software and Service Company Limited - Class A (a)	6	42
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A (a)	38	253
China Oilfield Services Limited - Class A (a)	22	53
China Oilfield Services Ltd. - Class H	214	204
China Overseas Land & Investment Ltd.	518	1,172

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
China Pacific Insurance (Group) Co., Ltd. - Class A (a)	75	313
China Pacific Insurance (Group) Co., Ltd. - Class H	368	1,094
China Petroleum & Chemical Corporation - Class A (a)	315	216
China Petroleum & Chemical Corporation - Class H	3,560	1,750
China Railway Group Limited - Class A (a)	176	154
China Railway Group Limited - Class H	546	271
China Resources Enterprise Ltd.	198	1,465
China Resources Gas Group Ltd.	112	587
China Resources Land Ltd.	393	1,655
China Resources Mixc Lifestyle Services Limited (b)	88	485
China Resources Pharmaceutical Group Limited (b)	258	127
China Resources Power Holdings Co. Ltd.	247	710
China Resources Sanjiu Pharmaceutical Co., Ltd. - Class A (a)	12	53
China Shenhua Energy Company Limited - Class A (a)	79	277
China Shenhua Energy Company Limited - Class H	460	1,074
China Southern Airlines Co., Ltd. - Class A (a)	82	73
China Southern Airlines Co., Ltd. - Class H (a) (c)	272	153
China Taiping Insurance Holdings Co. Ltd.	211	320
China Tower Corporation Limited - Class H (b)	5,996	785
China Transinfo Technology Co., Ltd. - Class A (a)	18	40
China Vanke Co., Ltd. - Class A (a)	104	340
China Vanke Co., Ltd. - Class H	237	649
China Yangtze Power Co., Ltd. - Class A (a)	243	826
China Zheshang Bank Co., Ltd. - Class A (a)	149	82
China Zheshang Bank Co., Ltd. - Class H (b) (c)	23	9
Chongqing Brewery Co., Ltd. - Class A (a)	5	105
Chongqing Changan Automobile Company Limited - Class A (a)	83	212
Chongqing Changan Automobile Company Limited - Class B	77	47
Chongqing Fuling Zhacai Group Co., Ltd. - Class A (a)	8	39
Chongqing Rural Commercial Bank Co., Ltd. - Class A (a)	71	42
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	136
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A (a)	54	51
CIFI Holdings (Group) Co. Ltd.	502	340
Citic Pacific Special Steel Group - Class A (a)	40	125
Citic Securities Co., Ltd. - Class A (a)	130	505
Citic Securities Co., Ltd. - Class H	218	555
CNPC Capital Company Limited - Class A (a)	102	84
COSCO SHIPPING Energy Transportation Co., Ltd. - Class A (a)	105	111
Country Garden Holdings Company Limited (c)	1,042	1,072
Country Garden Services Holdings Company Limited (a)	245	1,930
CSPC Pharmaceutical Group Ltd.	1,177	1,401
DaShenLin Pharmaceutical Group Co., Ltd. - Class A (a)	6	38
Datang International Power Generation Co., Ltd. - Class A (a)	124	68
DHC Software Co.,Ltd - Class A (a)	38	45
Dongxing Securities Co., Ltd. - Class A (a)	31	54
Double Medical Technology Inc. - Class A (a)	5	43
Dragon Delight Holdings Company Limited	145	151
Ecovacs Robotics Co., Ltd. - Class A	7	152
ENN Energy Holdings Ltd.	104	1,714
Everbright Securities Company Limited - Class A (a)	51	121
Everbright Securities Company Limited - Class H (b) (c)	67	52
Far East Horizon Limited	254	258
FiberHome Telecommunication Technologies Co., Ltd. - Class A (a)	16	42
Flat Glass Group Co., Ltd. - Class A (a)	20	143
Flat Glass Group Co., Ltd. - Class H (c)	51	238
Foshan Haitian Flavoring & Food Co., Ltd - Class A (a)	42	714
Fosun International Limited	342	416
Founder Securities Co., Ltd. - Class A (a)	92	115
Fujian Anjing Food Co., Ltd. - Class A (a)	3	77
Fujian Sunner Development Co., Ltd. - Class A (a)	14	45
Fuyao Glass Industry Group Co., Ltd. - Class A (a)	22	143
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	89	473
Fuzhou Tianyu Electric Co.,Ltd. - Class A (a)	45	75
Gan & Lee Pharmaceuticals - Class A	6	77
Ganfeng Lithium Co., Ltd. - Class A (a)	14	347
Ganfeng Lithium Co., Ltd. - Class H (b)	37	664
G-Bits Network Technology (Xiamen) Co., Ltd. - Class A (a)	1	48
GDS Holdings Ltd. - Class A (a) (e)	126	911
Geely Automobile Holdings Ltd.	688	1,975
Gemdale Corporation - Class A (a)	41	70
GenScript Biotech Corporation (a)	148	574
GF Securities Co., Ltd. - Class A (a)	59	191
GF Securities Co., Ltd. - Class H	174	302
Giant Network Group Co., Ltd. - Class A (a)	25	40
GigaDevice Semiconductor (Beijing) Inc. - Class A (a)	7	156
Glodon Company Limited - Class A (a)	13	133
Goertek Inc. - Class A (a)	36	236
GOME Retail Holdings Limited (a) (c)	1,717	161
Great Wall Motor Co. Ltd. - Class H	428	1,584
Great Wall Motor Company Limited - Class A (a)	32	255
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A (a)	31	56
Greenland Holding Group Co., Ltd - Class A (a)	92	66
GRG Banking Equipment Co., Ltd. - Class A (a)	25	38
Guangdong Haid Group Co., Ltd. - Class A (a)	18	187
Guangdong Investment Ltd.	388	507
Guangdong Kin Long Hardware Products Co., Ltd. - Class A (a)	4	74
Guangxi Guiguan Electric Power Co., Ltd. - Class A (a)	58	68
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A (a)	25	116
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	51
Guangzhou Haige Communications Group Incorporated Company - Class A (a)	29	46
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A (a)	5	77
Guangzhou Shiyuan Electronic Technology Co.,Ltd. - Class A (a)	7	87
Guangzhou Yuexiu Financial Holdings Group Co. ,Ltd. - Class A (a)	30	39
Guolian Securities Co.,Ltd. - Class A (a)	20	40
Guosen Securities Co., Ltd. - Class A (a)	65	119
Guotai Junan Securities Co., Ltd. - Class A (a)	101	278
Guotai Junan Securities Co., Ltd. - Class H (b)	94	136
Guoxuan High-Tech Co., Ltd. - Class A (a)	14	99
Haidilao International Holding Ltd. (b) (c)	109	421
Haier Smart Home Co., Ltd - Class A (a)	72	290
Haier Smart Home Co., Ltd - Class H	296	1,034
Haitian International Holdings Limited	90	277
Haitong Securities Co., Ltd. - Class A (a)	116	218
Haitong Securities Co., Ltd. - Class H	393	360
Hangzhou Bank Co., Ltd. - Class A (a)	66	151
Hangzhou First Applied Material Co., Ltd. - Class A (a)	10	194
Hangzhou Robam Appliances Co., Ltd. - Class A (a)	10	51
Han's Laser Technology Industry Group Co., Ltd. - Class A (a)	11	63
Hedy Holding Co., Ltd. - Class A (a)	156	176
Hefei Meyer Optoelectronic Technology Inc. - Class A (a)	8	45
Heilongjiang Agriculture Company Limited - Class A (a)	21	49
Henan Shuanghui Investment & Development Co.,Ltd. - Class A (a)	32	135
Hengan International Group Co. Ltd.	98	525
Hengli Petrochemical (Dalian) Co., Ltd. - Class A (a)	65	261
Hengsheng Chemical Industry Co., Ltd. - Class A (a)	22	112
Hengyi Petrochemical Co. Ltd - Class A (a)	39	68

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Hongta Securities Co., Ltd. - Class A (a)	27	50
Hua Xia Bank Co., Limited - Class A (a)	152	130
Huaan Securities Co., Ltd. - Class A (a)	61	50
Huadian Power International Corporation Limited - Class A (a)	149	109
Huadong Medicine Co.,Ltd - Class A (a)	18	82
Hualan Biological Engineering, Inc. - Class A (a)	19	81
Huaneng Lancang River Hydropower Inc. - Class A (a)	69	91
Huaneng Power International, Inc. - Class A (a)	97	124
Huaneng Power International, Inc. - Class H (c)	520	279
Huatai Securities Co.,Ltd. - Class A (a)	94	246
Huatai Securities Co.,Ltd. - Class H (b)	218	336
Huaxi Securities Co.,Ltd. - Class A (a)	29	43
Huaxin Cement Co. Ltd. - Class B	19	34
Huaxin Cement Co., Ltd. - Class A (a)	19	60
Huayu Automotive Systems Co., Ltd. - Class A (a)	32	114
Huazhu Group Limited (a) (c)	198	917
Hubei Granules-Biocause Pharmaceutical Co., Ltd. - Class A (a)	72	37
Humanwell Healthcare (Group) Co.,Ltd - Class A (a)	17	53
Hundsun Technologies Inc. - Class A (a)	15	135
iFlytek Co., Ltd. - Class A (a)	23	189
iFlytek Co., Ltd. - Class A (a)	32	41
Industrial and Commercial Bank of China Limited - Class A (a)	1,034	744
Industrial and Commercial Bank of China Limited - Class H	9,052	5,018
Industrial Bank Co., Ltd. - Class A (a)	239	672
Industrial Securities Co., Ltd. - Class A (a)	69	105
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A (a)	473	231
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. - Class A (a)	90	79
Inner Mongolia Yili Industrial Group Co., Ltd - Class A (a)	64	373
Innovent Biologics, Inc. - Class B (a) (b)	128	1,240
Inspur Electronic Information Industry Co., Ltd. - Class A (a)	15	63
iQIYI, Inc. - Class A - ADR (a)	43	346
JD Health International Inc. (a) (b) (c)	141	1,361
JD.com, Inc. - Class A (a)	245	8,966
Jiangsu Eastern Shenghong Co., Ltd. - Class A	46	198
Jiangsu Expressway Co. Ltd. - Class H	129	131
Jiangsu Expressway Company Limited - Class A (a)	29	39
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A (a)	12	161
Jiangsu Hengrui Medicine Co., Ltd. - Class A (a)	73	567
Jiangsu King's Luck Brewery Joint-Stock Co., Ltd. - Class A (a)	14	94
Jiangsu Shagang Group Co., Ltd - Class A (a)	28	30
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A (a)	16	411
Jiangsu Xinmin Textile Science & Technology Co., Ltd. - Class A (a)	33	33
Jiangsu Yuyue Medical Equipment Co., Ltd. - Class A (a)	11	54
Jiangsu Zhongnan Construction Group Co., Ltd. - Class A (a)	41	28
Jiangsu Zhongtian Technology Co., Ltd. - Class A (a)	33	46
Jiangxi Copper Company Limited - Class A (a)	12	46
Jiangxi Copper Company Limited - Class H	173	308
Jiangxi Zhengbang Technology Co., Ltd. - Class A (a)	33	48
Jinxin Fertility Group Limited (a) (b) (c)	175	260
Joinn Laboratories (China) Co., Ltd. - Class A	4	92
Joinn Laboratories (China) Co., Ltd. - Class H (b)	8	108
Jointown Pharmaceutical Group Co., Ltd. - Class A (a)	20	47
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A (a)	8	41
Joyoung Co., Ltd. - Class A (a)	9	30
Juewei Food Co., Ltd. - Class A (a)	7	65
KE Holdings Inc - Class A - ADR (a)	67	1,219
Kingdee International Software Group Co. Ltd. (a)	346	1,156
Kingfa Sci.&Tech.Co.,Ltd. - Class A (a)	27	62
Kingsoft Cloud Holdings Limited - ADR (a) (c)	12	348
Kingsoft Corp Ltd	132	527
Kuaishou Technology (a) (b) (c)	197	2,121
Kunlun Energy Co. Ltd.	554	579
Kweichow Moutai Co., Ltd. - Class A (a)	14	3,843
KWG Group Holdings Limited	171	167
Lenovo Group Ltd.	915	1,008
Li Auto Inc - ADR (a)	36	950
Li Ning Company Limited	291	3,394
Liaoning Chengda Co., Ltd. - Class A (a)	16	62
Lingyi iTech (Guangdong) Company - Class A (a)	65	65
Livzon Pharmaceutical Group Inc. - Class A (a)	11	66
Livzon Pharmaceutical Group Inc. - Class H	11	39
Lomon Billions Group Co., Ltd. - Class A (a)	22	95
Longfor Group Holdings Limited	212	969
LONGi Green Energy Technology Co., Ltd. - Class A	62	781
Luenmei Quantum Co., Ltd. - Class A (a)	30	42
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A (a)	74	406
Luzhou Lao Jiao Vintage Co., Ltd. - Class A (a)	16	535
Mascotte Holdings Limited (a) (c)	416	123
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (a)	42	48
Meituan Dianping - Class B (a) (b)	550	17,515
Metallurgical Corporation of China Ltd. - Class A (a)	220	147
Microport Cardioflow Medtech Corporation (a) (b)	78	63
MicroPort Scientific Corporation	97	546
Ming Yuan Cloud Group Holdings Limited (b) (c)	92	319
Miniso Group Holding Ltd - Class A - ADR	4	56
Minth Group Limited	94	322
Muyuan Foods Co.,Ltd. - Class A (a)	56	447
Nanjing King-friend Biochemical Pharmaceutical Co., Ltd - Class A (a)	10	55
Nanjing Securities Co., Ltd. - Class A (a)	40	61
Nanyang Topsec Technologies Group Inc. - Class A (a)	15	37
NARI Technology Co., Ltd. - Class A (a)	59	323
Naura Technology Group Co., Ltd. - Class A (a)	5	296
NavInfo Co., Ltd. - Class A (a)	19	32
NetEase, Inc.	273	4,646
New China Life Insurance Company Ltd. - Class A (a)	26	159
New China Life Insurance Company Ltd. - Class H	119	351
New Hope Liuhe Co., Ltd. - Class A (a)	47	107
New Oriental Education & Technology Group Inc. (a) (b) (c)	198	369
Ninestar Corporation - Class A (a)	12	69
Ningbo Joyson Electronic Corp. - Class A (a)	15	40
Ningbo Zhoushan Port Group Co. Ltd. - Class A (a)	120	73
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A (a)	62	153
NIO, Inc. - Class A - ADR (a)	185	6,608
Nongfu Spring Co., Ltd. - Class H (b) (c)	228	1,159
OFILM Group Co., Ltd. - Class A (a)	48	38
Oppein Home Group Inc. - Class A (a)	5	99
Oppein Home Group Inc. - Class A (a)	81	94
Orient Securities Company Limited - Class A (a)	70	163
Orient Securities Company Limited - Class H (b) (c)	89	86
People's Insurance Company (Group) of China Limited, The - Class H	1,024	318
Perfect World Co., Ltd. - Class A (a)	21	49
PetroChina Company Limited - Class H	2,967	1,392
PICC Property & Casualty Co. Ltd. - Class H	941	914
Pinduoduo Inc. - ADR (a)	59	5,390
Ping An Bank Co., Ltd. - Class A (a)	224	618
Ping An Healthcare and Technology Company Limited (a) (b) (c)	70	455
Ping An Insurance (Group) Co of China Ltd - Class A (a)	123	918
Ping An Insurance (Group) Co of China Ltd - Class H	799	5,447
Poly Developments And Holdings Group Co., Ltd. - Class A (a)	145	313
POP MART International Group Limited (b) (c)	95	647

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Postal Savings Bank of China Co., Ltd. - Class H (b)	1,243	858
Power Construction Corporation of China - Class A (a)	167	218
Proya Cosmetics Co., Ltd. - Class A (a)	2	51
Qingdao Port International Co., Ltd. - Class A (a)	46	41
Qingdao Port International Co., Ltd. - Class H (b)	71	37
Qingdao Rural Commercial Bank Co., Ltd. - Class A (a)	67	40
Qinhuangdao Tianye Tolian Heavy Industry Co., Ltd - Class A (a)	16	165
Red Star Macalline Group Corporation Ltd. - Class A (a)	32	47
Red Star Macalline Group Corporation Ltd. - Class H (a) (b)	98	57
RiseSun Real Estate Development Co., Ltd. - Class A (a)	45	33
Rongsheng Petrochemical Co., Ltd. - Class A (a)	94	271
S.F. Holding Co., Ltd - Class A (a)	49	492
SAIC Motor Corporation Limited - Class A (a)	107	315
Sanan Optoelectronics Co., Ltd. - Class A (a)	47	230
SANY Heavy Industry Co., Ltd. - Class A (a)	90	354
SDIC Capital Co., Ltd. - Class A (a)	65	88
SDIC Power Holdings Co., Ltd. - Class A (a)	74	138
Seazen Group Limited	260	208
Seazen Holdings Co., Ltd. - Class A (a)	23	134
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A (a)	108	245
Shandong Buchang Pharmaceutical Co., Ltd. - Class A (a)	13	38
Shandong Gold Group Co., Ltd. - Class A (a)	43	131
Shandong Gold Group Co., Ltd. - Class H (b) (c)	76	134
Shandong Linglong Tyre Co., Ltd. - Class A (a)	14	75
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	326	580
Shanghai Baosight Software Co., Ltd. - Class A (a)	15	153
Shanghai Baosight Software Co., Ltd. - Class B	55	205
Shanghai Electric Group Company Limited - Class A (a)	168	135
Shanghai Electric Group Company Limited - Class H	312	97
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A (a)	20	160
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H (c)	74	375
Shanghai International Airport Co.Ltd. - Class A (a)	28	192
Shanghai International Port(Group) Co.,Ltd - Class A (a)	197	185
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A (a)	118	75
Shanghai Junshi Biosciences Co.,Ltd. - Class H (a) (b)	18	90
Shanghai Lingang Holdings Corporation Limited - Class A (a)	18	42
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	120	109
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A (a)	19	33
Shanghai M&G Stationery Inc - Class A (a)	10	103
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A (a)	18	52
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	117	226
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A (a)	10	258
Shanghai Pudong Development Bank Co., Ltd. - Class A (a)	308	428
Shanghai RAAS blood products co., Ltd. - Class A (a)	67	71
Shanghai Wingtech Electronics Technology Co.,Ltd. - Class A	13	189
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A (a)	32	68
Shanghai Yuyuan Tourist Mart(Group)Co., Ltd. - Class A (a)	41	64
Shenergy Company Limited - Class A (a)	60	74
Shengyi Technology Co., Ltd. - Class A (a)	24	80
Shennan Circuit Company Limited - Class A (a)	5	74
Shenwang Hongyuan Group Co., Ltd - Class A (a)	212	180
Shenwang Hongyuan Group Co., Ltd - Class H (b)	198	52
Shenzhen Goodix Technology Co., Ltd. - Class A (a)	5	84
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class A (a)	20	47
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class H (b)	42	45
Shenzhen International Holdings Limited	150	194
Shenzhen Kaifa Technology Co., Ltd. - Class A (a)	16	35
Shenzhen Kinwong Electronic Co.,Ltd. - Class A (a)	11	40
Shenzhou International Group Holdings Limited	106	2,238
Shijiazhuang Yiling Pharmaceutical Co.,Ltd. - Class A (a)	18	45
Shimao Property Holdings Limited (b)	98	203
Sichuan Chuantou Energy Co.,Ltd. - Class A (a)	49	108
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A (a)	15	41
Silergy Corp.	10	1,459
Sinolink Securities Co., Ltd. - Class A (a)	32	56
Sinopec Oilfield Service Corporation - Class A (a)	193	75
Sinopec Oilfield Service Corporation - Class H (a) (c)	590	62
Sinopec Shanghai Petrochemical Co., Ltd. - Class A (a)	126	83
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	390	95
Sinopharm Group Co. Ltd. - Class H	181	474
Smoore International Holdings Limited (b)	231	1,077
Soochow Securities Co.,Ltd - Class A (a)	43	65
Southwest Securities Co., Ltd. - Class A (a)	82	64
Spring Airlines Co., Ltd. - Class A (a)	10	82
Sunac China Holdings Limited	347	739
Sunac Services Holdings Limited (b)	115	238
Suning.Com Co.,Ltd - Class A (a)	92	71
Sunny Optical Technology (Group) Company Limited	98	2,559
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A (a)	18	56
TAL Education Group - Class A - ADR (a)	55	269
Tangshan Jidong Cement Co., Ltd. - Class A (a)	20	39
TBEA Company Ltd. - Class A (a)	39	144
TCL Corporation - Class A (a)	149	143
Tencent Holdings Limited	823	49,569
Tencent Music Entertainment Group - Class A - ADR (a)	80	583
Tianfeng Securities Co., Ltd. - Class A (a)	70	47
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A (a)	33	229
Tianma Microelectronics Co., Ltd. - Class A (a)	29	60
Tianshui Huatian Technology Co., Ltd. - Class A (a)	30	56
Tingyi Cayman Islands Holding Corp.	259	480
Toly Bread Co., Ltd. - Class A (a)	11	49
Tongcheng-Elong Holdings Limited (a) (b)	145	351
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A (a)	24	39
Tongwei Co., Ltd. - Class A (a)	48	375
Top Choice Medical Investment Co., Inc. - Class A (a)	3	154
Topsports International Holdings Limited (b)	348	394
Trip.com Group Limited (a)	63	1,916
Tsingtao Brewery Co.,Ltd. - Class A (a)	5	62
Tsingtao Brewery Co.,Ltd. - Class H (c)	64	501
Unigroup Guoxin Micro-Electronics Co., Ltd - Class A (a)	7	207
Uni-President China Holdings Ltd	185	177
Unisplendour Co., Ltd. - Class A (a)	29	111
Universal Scientific Industrial (Shanghai) Co., Ltd. - Class A (a)	17	36
Venustech Group Inc. - Class A (a)	11	46
Vipshop (China) Co., Ltd. - ADR (a)	52	579
Wanhua Chemical Group Co.,Ltd. - Class A (a)	34	548
Want Want China Holdings Limited	840	635
Weibo Corporation - Class A - ADR (a) (c)	8	391
Weichai Power Co., Ltd. - Class A (a)	68	179
Weichai Power Co., Ltd. - Class H	252	522

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Western Securities Co., Ltd. - Class A (a)	53	67
Will Semiconductor Co.,Ltd. - Class A (a)	9	328
Wuhan Guide Infrared Co., Ltd. - Class A (a)	24	87
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A (a)	23	74
Wuliangye Yibin Co., Ltd. - Class A (a)	43	1,452
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A (a)	20	34
WuXi AppTec Co., Ltd. - Class A (a)	30	705
WuXi AppTec Co., Ltd. - Class H (b) (c)	50	1,172
Wuxi Biologics Cayman Inc (a) (b)	445	7,282
XCMG Construction Machinery Co., Ltd. - Class A (a)	78	84
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A (a)	53	141
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H (c)	83	175
Xinyi Solar Holdings Limited	612	1,251
XPeng Inc - ADR (a)	42	1,505
Yangzijiang Shipbuilding (Holdings) Ltd.	333	337
Yanzhou Coal Mining Co Ltd - Class A (a)	31	138
Yanzhou Coal Mining Co. Ltd. - Class H	196	370
Yatsen Holding Ltd - ADR (a) (c)	28	106
Yifeng Pharmacy Chain Co., Ltd. - Class A (a)	7	59
YiHai International Holdings Limited (c)	57	318
Yintai Gold Co., Ltd. - Class A (a)	32	41
Yonghui Superstores Co., Limited - Class A (a)	97	59
Youngor Group Co. Ltd. - Class A (a)	47	46
Yum China Holdings, Inc.	58	3,377
Yunda Holding Co., Ltd. - Class A (a)	29	86
Yunnan Baiyao Group Co., Ltd. - Class A (a)	13	202
Yunnan Energy New Material Co., Ltd. - Class A (a)	9	401
Zai Lab (PTY) LTD (a)	10	1,008
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A (a)	6	367
Zhejiang Century Huatong Group Co. Ltd. - Class A (a)	78	89
Zhejiang Chint Electrics Co.,Ltd - Class A (a)	23	200
Zhejiang Dahua Technology Co., Ltd. - Class A (a)	31	113
Zhejiang Grandwall Electric Science & Technology Co., Ltd. - Class A (a)	31	63
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A (a)	16	42
Zhejiang Huayou Cobalt Co., Ltd. - Class A (a)	13	204
Zhejiang Longsheng Group Co.,Ltd - Class A (a)	30	63
Zhejiang NHU Company Ltd. - Class A (a)	26	108
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A (a)	39	135
Zhejiang Supor Co., Ltd. - Class A (a)	6	40
Zhejiang Weiming Environment Protection Co., Ltd. - Class A (a)	13	55
Zhengzhou Yutong Bus Co., Ltd. - Class A (a)	24	43
Zheshang Securities Co., Ltd. - Class A (a)	38	73
Zhihu Inc - Class A - ADR (a) (c)	5	48
Zhonghang Helicopter Co., Ltd. - Class A (a)	6	55
Zhongjin Gold Corporation Limited - Class A (a)	34	44
Zhongtai Securities Co., Ltd - Class A	67	98
Zijin Mining Group Co. Ltd. - Class H	756	923
Zijin Mining Group Co., Ltd. - Class A (a)	246	382
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class A (a)	81	102
ZTE Corporation - Class A (a)	33	170
ZTE Corporation - Class H	112	368
Zto Express Co., Ltd. (b)	87	2,694
		344,456
Taiwan 13.7%
Accton Technology Corporation	69	650
Acer Inc.	413	366
Advantech Co. Ltd.	58	754
Airtac International Group	19	594
ASE Technology Holding Co., Ltd.	470	1,814
Asia Cement Corp.	316	515
Asia Pacific Telecom Co.,Ltd. (a)	269	79
Asustek Computer Inc.	93	1,083
AU Optronics Corp.	1,283	806
Catcher Technology Co. Ltd.	102	611
Cathay Financial Holding Co. Ltd.	1,180	2,449
Chailease Holding Company Limited	185	1,622
Chang Hwa Commercial Bank	801	472
Cheng Shin Rubber Industry Co. Ltd.	286	363
Chicony Electronics Co. Ltd.	91	250
China Airlines Ltd. (a)	355	218
China Development Financial Holding Corp.	2,112	1,069
China Life Insurance Company Limited	274	284
China Steel Corp.	1,748	2,268
Chinatrust Financial Holding Co. Ltd.	2,652	2,174
Chunghwa Telecom Co. Ltd.	497	1,973
Compal Electronics Inc.	528	445
Delta Electronics Inc.	267	2,399
E. Sun Financial Holding Co. Ltd.	1,860	1,750
Eclat Textile Co. Ltd.	27	586
Eva Airways Corp. (a)	318	214
Evergreen Marine Corp Taiwan Ltd.	361	1,609
Far Eastern New Century Corp.	524	558
Far EasTone Telecommunications Co. Ltd.	207	456
Farglory Land Development Co., Ltd.	34	71
Feng Hsin Steel Co., Ltd.	67	188
Feng Tay Enterprise Co. Ltd.	73	560
First Financial Holding Co. Ltd.	1,419	1,146
Formosa Chemicals & Fibre Corp.	562	1,683
Formosa Petrochemical Corp.	232	822
Formosa Plastics Corp.	593	2,404
Formosa Taffeta Co. Ltd.	131	141
Foxconn Technology Co. Ltd.	136	340
Fubon Financial Holding Co. Ltd.	1,043	2,852
General Interface Solution Holding Ltd.	30	102
Giant Manufacturing Co. Ltd.	42	478
GlobalWafers Co., Ltd.	29	819
Highwealth Construction Corp.	175	283
HIWIN Technologies Corp.	36	398
Hon Hai Precision Industry Co. Ltd.	1,702	6,355
Hotai Motor Co. Ltd.	51	1,066
Hua Nan Financial Holdings Co. Ltd.	1,347	984
Innolux Corporation	1,392	843
Inventec Co. Ltd.	436	402
Largan Precision Co. Ltd.	13	1,014
Lite-On Technology Corp.	299	665
Macronix International Co., Ltd.	248	325
MediaTek Inc.	216	7,009
Mega Financial Holdings Co. Ltd.	1,440	1,651
Merida Industry Co. Ltd.	29	303
Micro-Star International Co. Ltd.	96	442
Momo.Com Inc.	7	394
Nan Ya P.C.B. Service Company	29	447
Nan Ya Plastics Corp.	773	2,527
Nanya Technology Corp.	158	369
Nien Made Enterprise Co., LTD.	19	269
Novatek Microelectronics Corp.	79	1,155
PEGATRON Corporation	275	658
Phison Electronics Corp.	22	295
Pou Chen Corp.	337	406
Powertech Technology Inc.	99	369
President Chain Store Corp.	75	752
Quanta Computer Inc.	369	1,021
Radiant Opto-Electronics Corp.	64	214
Realtek Semiconductor Corp.	65	1,153
Ruentex Development Co. Ltd.	181	371
Ruentex Industries Ltd.	50	229
Shin Kong Financial Holding Co. Ltd.	1,799	598
Simplo Technology Co. Ltd.	24	247
Sino-American Silicon Products Inc.	71	459
SinoPac Financial Holdings Co. Ltd.	1,527	758
Standard Foods Corp.	70	129
Synnex Technology International Corp.	184	342
Taishin Financial Holding Co. Ltd.	1,547	1,002
Taiwan Business Bank	780	267
Taiwan Cement Corp.	690	1,258
Taiwan Cooperative Bank, Ltd.	1,323	1,047
Taiwan Familymart Co., Ltd.	7	65
Taiwan Fertilizer Co.,Ltd.	103	250
Taiwan Glass Industry Corporation	144	151

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Taiwan High Speed Rail Corporation	342	363
Taiwan Mobile Co. Ltd.	216	767
Taiwan Semiconductor Manufacturing Co. Ltd.	2,573	53,105
Tatung Co. (a)	227	266
TECO Electric & Machinery Co., Ltd.	204	228
The Shanghai Commercial & Savings Bank, Ltd.	582	922
Transcend Information, Inc.	30	72
Tripod Technology Corp.	63	251
Unimicron Technology Corp.	182	859
Uni-President Enterprises Corp.	641	1,564
United Microelectronics Corp.	1,580	3,591
Vanguard International Semiconductor Corp.	120	650
Walsin Lihwa Corp.	315	282
Walsin Technology Corp. (a)	46	249
Wan Hai Lines Ltd.	171	1,239
WIN Semiconductors Corp.	55	608
Winbond Electronics Corp.	374	353
Wistron Corp.	385	379
Wiwynn Corporation	12	373
WPG Holdings Limited	192	333
Yageo Corp.	52	814
Yang Ming Marine Transport Corporation (a)	218	922
Yuanta Financial Holding Co. Ltd.	1,690	1,492
YULON Motor Co., Ltd	69	105
Yulon Nissan Motor Co., Ltd.	6	54
Zhen Ding Technology Holding Limited	83	292
		149,112
India 13.2%
ACC Limited	11	347
Adani Enterprises Limited	38	745
Adani Gas Limited	39	734
Adani Green Energy Limited (a)	51	792
Adani Ports and Special Economic Zone Limited	103	1,025
Adani Transmission Limited (a)	37	770
Alkem Laboratories Limited	5	246
Ambuja Cements Limited	99	535
Ashok Leyland Limited	190	340
Asian Paints Limited	61	2,683
AU Small Finance Bank Limited (a) (b)	20	320
Aurobindo Pharma Ltd.	37	365
Avenue Supermarts Limited (a) (b)	20	1,161
Axis Bank Limited (a)	309	3,168
Bajaj Auto Limited	9	477
Bajaj Finance Limited	36	3,734
Bajaj Finserv Limited	5	1,244
Balkrishna Industries Ltd.	11	368
Bandhan Bank Limited (b)	98	370
Berger Paints India Limited	33	361
Bharat Electronics Limited	161	440
Bharat Forge Ltd	33	330
Bharat Petroleum Corporation Limited	116	677
Bharti Airtel Ltd. (a)	333	3,078
Bharti Infratel Limited	110	458
Biocon Ltd. (a)	59	286
Bosch Limited	1	235
Britannia Industries Ltd	16	843
Cadila Healthcare Ltd.	34	251
Cholamandalam Investment and Finance Company Limited	53	403
Cipla Limited	68	901
Coal India Ltd Govt Of India Undertaking	285	710
Colgate-Palmolive (India) Limited	18	407
Container Corporation	37	350
Dabur India Ltd.	76	629
Divi's Laboratories Ltd.	18	1,161
DLF Limited	84	467
Dr. Reddy's Laboratories Ltd.	17	1,119
Eicher Motors Limited	19	706
Embassy Office Parks REIT	53	244
Exide Industries Limited	63	150
GAIL India Ltd.	243	520
General Insurance Corporation of India (a) (b)	50	98
Gillette India Limited	1	89
Gland Pharma Ltd (a)	6	294
Godrej Consumer Products Limited (a)	51	710
Grasim Industries Ltd	53	1,185
Havells India Limited	34	626
HCL Technologies Ltd.	150	2,586
HDFC Life Insurance Company Limited (b)	123	1,195
HDFC Asset Management Company Limited	7	285
Hero Motocorp Ltd.	17	662
Hindalco Industries Limited	206	1,354
Hindustan Petroleum Corp. Ltd.	84	337
Hindustan Unilever Ltd.	122	4,444
Housing Development Finance Corp.	246	9,067
ICICI Bank Limited	697	6,538
ICICI Lombard General Insurance Company Limited (b)	29	628
ICICI Prudential Life Insurance Company Limited (b)	53	476
Indian Oil Corporation Limited	346	582
Indraprastha Gas Limited	47	339
Info Edge (India) Limited	10	825
Infosys Ltd.	502	11,278
Interglobe Aviation Limited (a) (b)	13	353
ITC Limited	415	1,317
JSW Steel Limited	138	1,240
Kotak Mahindra Bank Ltd.	149	4,004
L&T Finance Holdings Limited (a)	109	133
Larsen & Toubro Infotech Limited (b)	6	444
Larsen and Toubro Limited	96	2,186
LIC Housing Finances Ltd.	41	234
Lupin Ltd.	32	409
Mahindra & Mahindra Ltd.	134	1,437
Marico Limited	70	517
Maruti Suzuki India Ltd.	18	1,775
Motherson Sumi Systems Ltd.	161	488
Mphasis Limited	11	478
MRF Limited	—	296
Nestle India Ltd.	5	1,263
NMDC Limited	125	240
NTPC Limited	672	1,281
Oil & Natural Gas Corp. Ltd.	524	1,014
Oracle Financial Services Software Limited	3	198
Page Industries Limited	1	326
Petronet LNG Limited	104	332
Pidilite Industries Limited	21	660
Piramal Enterprises Limited	15	529
Power Finance Corporation Limited	155	295
Power Grid Corporation of India Limited	482	1,235
Punjab National Bank (a)	277	149
Rajesh Exports Limited	18	145
Rec Limited	125	266
Reliance Industries Ltd.	440	14,894
SBI Cards and Payment Services Private Limited (a)	32	449
SBI Life Insurance Company Limited (b)	52	857
Sesa Sterlite Ltd.	170	656
Shree Cement Ltd.	1	503
Shriram Transport Finance Company Limited	28	492
Siemens Limited	12	350
State Bank of India	249	1,511
Sun Pharmaceutical Industries Ltd.	150	1,648
Sun TV Network Limited (a)	11	77
Sundaram Finance Limited	9	306
Tata Consultancy Services Limited	141	7,170
Tata Consumer Products Limited	82	899
Tata Motors Limited (a)	240	1,067
Tata Motors Limited (a)	65	163
Tata Steel Ltd.	106	1,843
Tech Mahindra Limited	83	1,546
Titan Industries Ltd.	59	1,706
Torrent Pharmaceuticals Ltd	6	270
TVS Motor Company Limited	26	193
UltraTech Cement Limited	16	1,604
United Breweries Limited	10	207
United Spirits Limited (a)	38	440
UPL Limited	74	707
Voltas Limited	31	507

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Wipro Ltd.	200	1,705
		142,762
South Korea 12.3%
Amorepacific Corp.	4	179
Amorepacific Corporation	4	622
BGFretail Co., Ltd.	1	180
Big Hit Entertainment Co Ltd (a)	2	588
BNK Financial Group Inc.	40	298
Celltrion Healthcare Co. Ltd. (a)	12	1,125
Celltrion Inc. (a)	14	2,953
Cheil Worldwide Inc.	9	175
CJ CheilJedang Corp.	1	406
CJ Corp.	2	165
CJ Logistics Corp. (a)	1	154
CJ O Shopping Co. Ltd.	1	190
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	5	116
Daum Communications Corp.	42	4,115
DB Insurance Co. Ltd.	7	367
Dong Suh Corp.	7	171
Doosan Bobcat Inc. (a)	7	220
E-MART Inc.	3	366
Fila Korea Ltd.	6	231
GS Engineering & Construction Corp.	12	414
GS Holdings Corp.	12	463
GS Retail Co., Ltd.	6	157
Hana Financial Group Inc.	42	1,620
Hanjin Kal Corp. (a)	3	132
Hankook Tire & Technology Co,. Ltd.	11	385
Hanmi Science Co. Ltd.	4	220
Hanmi Science Co., Ltd.	1	189
Hanon Systems	21	278
Hanwha Aerospace CO., LTD.	5	190
Hanwha Chem Corp.	16	606
Hanwha Corp.	7	199
Hanwha Life Insurance Co., Ltd.	38	116
HLB Inc. (a)	13	620
Honam Petrochemical Corp.	2	438
Hotel Shilla Co. Ltd.	4	315
Hyundai Department Store Co. Ltd.	2	152
Hyundai Engineering & Construction Co. Ltd.	10	420
Hyundai Glovis Co., Ltd.	3	401
Hyundai Marine & Fire Insurance Co.,Ltd.	8	172
Hyundai Merchant Marine Co.,Ltd. (a)	41	1,143
Hyundai Mobis	9	1,920
Hyundai Motor Co.	19	3,246
Hyundai Rotem Company (a)	10	195
Hyundai Steel Co.	11	452
Industrial Bank of Korea	41	364
Kakao Games Corp. (a)	5	296
Kangwon Land Inc. (a)	18	429
KB Financial Group Inc.	54	2,531
KCC Corp.	1	177
Kia Motors Corp.	37	2,471
Korea Aerospace Industries, Ltd.	10	268
Korea Electric Power Corp.	37	728
Korea Gas Corp. (a)	4	155
Korea Investment Holdings Co. Ltd.	6	398
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6	501
Korea Shipbuilding & Offshore Engineering Co., Ltd.	6	333
Korea Zinc Co. Ltd.	2	712
Korean Air Lines Co. Ltd. (a)	24	675
KT Corp.	18	490
KT&G Corp.	16	1,065
Kumho Petro chemical Co. Ltd.	2	376
LG Chem Ltd.	6	4,211
LG Corp.	16	1,245
LG Display Co., Ltd. (a)	30	471
LG Electronics Inc.	15	1,545
LG Household & Health Care Ltd.	1	1,302
LG Uplus Corp.	33	415
Lotte Corp.	6	165
Lotte Shopping Co., Ltd.	2	136
LS Corp.	4	202
MERITZ Securities Co. Ltd.	41	171
Mirae Asset Daewoo Co. Ltd.	39	281
NAVER Corp.	20	6,466
NCSoft Corp.	2	1,134
Netmarble Corp.	3	340
Orion Incorporation	3	307
Ottogi Corp.	—	127
Pan Ocean Co., Ltd.	32	203
POSCO	10	2,891
Posco Chemical Co. Ltd.	4	602
Posco Daewoo Corp.	6	125
S1 Corp.	2	169
Samsung Biologics Co., Ltd (a)	2	1,695
Samsung C&T Corporation	13	1,291
Samsung Card Co., Ltd.	3	93
Samsung Electro-Mechanics Co. Ltd.	8	1,185
Samsung Electronics Co. Ltd.	698	43,134
Samsung Fire & Marine Insurance Co. Ltd.	5	927
Samsung Heavy Industries Co. Ltd. (a)	66	346
Samsung Life Insurance Co., Ltd.	13	771
Samsung SDI Co. Ltd.	7	4,501
Samsung Sds Co., Ltd.	5	714
Samsung Securities Co. Ltd.	8	339
Seegene, Inc.	6	295
Shin Poong Pharmaceutical Co.,Ltd. (c)	5	230
Shinhan Financial Group Co. Ltd.	72	2,434
Shinsegae Co. Ltd.	1	196
SK Biopharmaceuticals Co., Ltd. (a)	3	293
SK Bioscience Co.,Ltd. (a)	3	737
SK C&C Co., Ltd.	5	1,033
SK Hynix Inc.	73	6,270
SK innovation Co., Ltd. (a)	7	1,557
SK Telecom Co. Ltd.	5	1,352
S-Oil Corp.	6	517
Ssangyong C&E Co., Ltd	15	102
Woongjin Coway Co., Ltd.	7	462
Woori Financial Group Inc.	79	776
Woori Investment & Securities Co. Ltd.	19	207
Yuhan Corp.	6	327
		133,325
Russian Federation 3.4%
Bank VTB (Public Joint Stock Company)	680,515	484
Gazprom, Pao	1,658	8,222
Joint Stock Company "Alrosa" (Public Stock Society)	346	633
Public Joint Stock Company "Severstal"	27	560
Public Joint Stock Company Magnet	11	903
Public Joint Stock Company Rostelecom	109	135
Public Joint Stock Company Shareholder Oil Company Bashneft (a)	3	62
Public Joint Stock Society "Fosagro" - GDR (b)	14	322
Public Joint Stock Society "Inter RAO UES"	4,398	281
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	241	227
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	189	451
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	167	500
Public Joint Stock Society "Polyus"	4	681
Public Joint Stock Society "Surgutneftegaz"	1,157	584
Public Joint Stock Society "Tatneft"	220	1,595
Public Joint Stock Society Fosagro	1	68
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	8	2,472
Public Joint Stock Society Mobile TeleSystems	115	520
Public Joint Stock Society Novatek	133	3,516
Public Joint Stock Society Oil Company "Lukoil"	49	4,667
Public Joint Stock Society Oil Company "Rosneft"	306	2,590
RusHydro JSC	16,182	180
Sberbank of Russia	1,476	6,926
United Company RUSAL PLC (a)	320	309
		36,888
Brazil 3.3%
Alupar Investimento S.A.	25	113

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
American Beverage Co Ambev	610	1,717
Americanas SA (a)	72	410
Atacadao S/A (a)	54	174
B3 S.A. - Brasil, Bolsa, Balcao (a)	841	1,973
Banco Bradesco S.A. (a)	197	647
Banco BTG Pactual S.A. (a)	145	665
Banco do Brasil SA (a)	194	1,030
Banco Inter S.A. (a)	80	685
BB Seguridade Participacoes S/A	91	333
CCR S.A.	148	319
Centrais Eletricas Brasileiras SA (a)	51	355
Companhia Brasileira de Distribuicao	21	99
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP (a)	46	322
Companhia Energetica de Minas Gerais Cemig (a)	37	116
Companhia Siderurgica Nacional	91	483
Cosan S.A.	136	567
CPFL Energia S/A	24	121
Diagnosticos Da America SA	7	52
Energias do Brasil SA	42	141
Energisa S/A	33	264
ENGIE Brasil Energia S.A. (a)	33	229
Equinor ASA	100	468
Grupo Mateus SA (a)	65	91
Hapvida Participacoes E Investimentos Ltda (b)	145	361
Hypera S.A. (a)	53	310
Itausa Investimentos Itau S.A. (a)	154	318
JBS S/A	112	761
Klabin S.A. (a)	97	431
Localiza Rent A Car S/A (a)	84	844
Lojas Americanas S/A	35	28
Lojas Renner S/A. (a)	126	792
Magazine Luiza S.A.	362	954
Multiplan Empreendimentos Imobiliarios S/A (a)	37	128
Natura & Co Holding SA (a)	119	995
Neoenergia S/A (a)	33	92
Notre Dame Intermedica Participacoes S.A. (b)	73	990
Petrobras Distribuidora S/A.	160	685
Petroleo Brasileiro SA (a)	513	2,645
Porto Seguro S.A.	13	114
Raia Drogasil S.A. (a)	156	667
Rede D'or Sao Luiz S.A. (a)	97	1,203
Rumo SA (a)	164	506
Sendas Distribuidora S/A	108	381
Sul America S.A. (a)	41	194
Suzano S.A. (a)	105	1,038
Telefonica Brasil S.A. (a)	60	467
TIM Participacoes S.A. (a)	108	231
Transmissora Alianca de Energia Eletrica S.A. (a)	33	217
Ultrapar Participacoes S.A.	105	285
Usinas Siderurgicas De Minas Gerais S/A. Usiminas	15	44
Vale S.A. (a)	540	7,521
WEG SA (a)	207	1,503
		36,079
South Africa 3.2%
Absa Group Ltd	101	1,018
African Rainbow Minerals Ltd. (c)	17	219
Anglo American Platinum Ltd.	8	673
AngloGold Ashanti Ltd.	58	923
Aspen Pharmacare Holdings	54	962
AVI Limited	47	264
Bid Corporation (a)	47	1,013
Bidvest Group Ltd.	46	598
Capitec Bank Holdings Ltd.	13	1,527
Clicks Group Ltd.	34	630
Discover Ltd. (a)	58	530
Exxaro Resources Ltd. (c)	34	363
FirstRand Ltd.	744	3,185
Gold Fields Limited	124	1,015
Growthpoint Properties Ltd	503	478
Impala Platinum Holdings Limited	110	1,244
Kumba Iron Ore Ltd	8	246
Life Healthcare Group Holdings (a)	210	320
Mr Price Group	33	448
MTN Group Ltd. (a)	233	2,182
Multichoice Group (c)	62	467
Naspers Ltd. - Class N	30	4,959
Nedbank Group Ltd.	51	596
Northam Platinum (a)	48	571
Old Mutual Public Limited Company	644	706
Pepkor Holdings Ltd (a) (b)	113	161
Pick n Pay Stores Ltd.	43	162
Rand Merchant Investment Holdings Limited	116	289
Remgro Ltd.	70	628
Sanlam Ltd	240	1,018
Santam Limited	4	67
Sasol Ltd. (a)	78	1,479
Shoprite Holdings Ltd.	69	818
Sibanye Stillwater	384	1,183
Standard Bank Group Limited	180	1,712
The Spar Group	29	372
Tiger Brands Limited	25	308
Vodacom Group Limited	99	949
Woolworths Holdings Limited	147	576
		34,859
Saudi Arabia 3.0%
Advanced Petrochemical Company	14	290
Al Rajhi Banking and Investment Corporation	168	5,490
Alinma Bank	129	826
Almarai Company	33	514
Arabian Centres Company	13	88
Bank AlBilad	50	550
Bank Aljazira	55	272
Banque Saudi Fransi	80	887
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	11	518
Etihad Etisalat Company	49	411
Jarir Marketing Company	9	492
KeyBank National Association	295	4,828
Rabigh Refining and Petrochemical Company (a)	14	107
Riyad Bank	190	1,361
Santana Mining Inc. (a)	56	1,241
Saudi Arabian Fertilizer Company	27	1,250
Saudi Arabian Oil Company	275	2,641
Saudi Basic Industries Corporation	123	4,165
Saudi British Bank	55	487
Saudi Electricity Company	114	815
Saudi Industrial Investment Group	30	332
Saudi Kayan Petrochemical Company (a)	101	550
Saudi Telecom Company	84	2,822
Savola Group	35	348
The National Petrochemical Company	17	224
The Saudi Investment Bank	51	232
Yanbu National Petrochemical Company	38	713
		32,454
Mexico 1.8%
America Movil SAB de CV	3,225	2,853
Arca Continental S.A.B. de C.V.	60	367
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver (a)	406	461
Becle, S.A. de C.V.	83	181
Cemex SAB de CV (a)	2,043	1,474
Coca-Cola FEMSA, S.A.B. de C.V.	63	356
El Puerto de Liverpool SAB de CV	26	107
Fomento Economico Mexicano SAB de CV	253	2,195
Gruma SAB de CV - Class B	30	349
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	46	529
Grupo Aeroportuario del Sureste SAB de CV - Class B	27	499
Grupo Bimbo SAB de CV - Class A	197	553
Grupo Carso SAB de CV	57	194
Grupo Elektra S.A.B. de C.V.	8	598
Grupo Financiero Banorte SAB de CV (a)	328	2,104
Grupo Financiero Inbursa, S.A.B. de C.V.	293	275
Grupo Mexico SAB de CV - Class B (a)	428	1,707
Grupo Televisa S.A.B.	348	768
Industrias Bachoco SAB S.A De C.V - Class B	27	97
Industrias Penoles SAB de CV (a)	18	207

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Kimberly-Clark de Mexico SAB de CV - Class A	200	329
Orbia Advance Corporation, S.A.B. de C.V.	136	349
Promotora y Operadora de Infraestructura SAB de CV	30	206
Wal - Mart de Mexico, S.A.B. de C.V.	688	2,332
		19,090
Thailand 1.7%
Advanced Info Service PLC. - NVDR	142	818
Airports of Thailand PCL - NVDR	586	1,051
Asset World Corp Public Company Limited - NVDR (a)	864	118
B.Grimm Power Public Company Limited - NVDR	118	142
Bangkok Bank PCL - NVDR	73	249
Bangkok Bank PCL	8	27
Bangkok Commercial Asset Management Public Company Limited - NVDR (c)	335	181
Bangkok Dusit Medical Services Public Company Limited. - NVDR	596	400
Bangkok Expressway and Metro Public Company Limited - NVDR (c)	1,009	260
Bank of Ayudhya Public Company Limited - NVDR	189	180
Banpu PCL - NVDR (c)	348	127
Banpu Power Public Company Limited - NVDR	75	39
Berli Jucker PCL - NVDR (c)	180	174
BTS Group Holdings Public Company Limited - NVDR (c)	963	267
Bumrungrad Hospital Public Company Limited - NVDR	59	243
Carabao Group Public Co., Ltd. - NVDR (c)	65	228
Central Pattana Public Company Limited - NVDR	161	251
Central Retail Corporation Limited - NVDR	70	69
Central Retail Corporation Limited (a) (c)	334	329
Charoen Pokphand Foods PCL - NVDR	395	300
CP ALL Public Company Limited - NVDR (c)	569	1,066
Delta Electronics Thailand PCL - NVDR (c)	63	867
Electricity Generating PCL - NVDR (c)	30	155
Energy Absolute Public Company Limited - NVDR (c)	238	429
Global Power Synergy Public Company Limited - NVDR (c)	116	258
Gulf Energy Development Public Company Limited - NVDR	675	825
Home Product Center PCL - NVDR	641	256
Home Product Center PCL	27	11
Indorama Ventures Public Company Limited - NVDR	305	397
Intouch Holdings Public Company Limited - NVDR (c)	141	335
IRPC PCL - NVDR	1,111	136
Kasikornbank PCL - NVDR	157	612
Kerry Express (Thailand) Public Company Limited - NVDR	64	72
Kiatnakin Phatra Bank Public Company Limited - NVDR	24	38
Krung Thai Bank PCL - NVDR (c)	555	179
Krungthai Card Public Company Limited - NVDR	146	235
Land and Houses Public Company Limited - NVDR	469	110
Minor International PCL (a)	309	285
Minor International Public Company Limited - NVDR (a)	54	50
MK Restaurant Group Public Company Limited - NVDR (c)	27	43
Muangthai Leasing Public Company Limited - NVDR	96	164
Muangthai Leasing Public Company Limited	7	13
Osotspa Public Company Limited - NVDR	164	164
PTT Exploration And Production Public Company Limited	174	598
PTT Global Chemical Public Company Limited	215	399
PTT Oil And Retail Business Public Company Limited - NVDR (c)	383	310
PTT PCL - NVDR	83	95
PTT Public Company Limited	1,023	1,170
RATCH Group Public Company Limited - NVDR (c)	79	106
SCG Paper Public Company Limited - NVDR	164	292
Siam Cement PCL - NVDR	40	474
Siam City Cement Public Company Limited - NVDR	9	41
Siam Commercial Bank PCL - NVDR	24	85
Siam Commercial Bank Public Company Limited	182	651
Siam Global House Public Company Limited - NVDR	214	132
Sri Trang Gloves (Thailand) Public Company Limited - NVDR (c)	137	127
Srisawad Corporation Public Company Limited - NVDR (c)	94	175
Thai Oil Public Company Limited - NVDR	134	206
Thai Union Frozen Products PCL - NVDR	291	186
TISCO Financial Group Public Company Limited - NVDR	53	143
TMB Bank Public Company Limited - NVDR	6,452	210
TOA Paint (Thailand) Company Limited - NVDR	45	44
Total Access Communication Public Company Limited - NVDR	133	161
TPI Polene Power Company Limited - NVDR	398	50
True Corp. PCL - NVDR	2,133	239
TTW Public Company Limited - NVDR	121	42
VGI Public Company Limited - NVDR (c)	684	123
Waystone Management (UK) Limited - NVDR	37	37
		18,249
Malaysia 1.7%
AMMB Holdings Bhd (a)	247	187
Axiata Group Berhad	623	582
BIMB Holdings Berhad (a) (f)	99	72
Bursa Malaysia Berhad	78	137
CIMB Group Holdings Bhd	921	1,048
Dialog Group Berhad	658	376
DiGi.Com Bhd	430	457
Fraser & Neave Holdings Bhd	18	117
Gamuda Bhd (a)	340	244
Genting Berhad	334	401
Genting Malaysia Berhad	397	284
Genting Plantations Bhd	49	80
HAP Seng Consolidated Bhd	89	168
Hartalega Holdings Berhad	257	377
Hong Leong Bank Bhd	119	536
Hong Leong Financial Group Bhd	38	164
IHH Healthcare Berhad	411	655
IJM Corp. Bhd	382	164
IOI Corporation Berhad	476	428
IOI Properties Group Berhad	254	73
KLCC Property Holdings Berhad	80	124
Kossan Rubber Industries Bhd (a)	170	94
Kuala Lumpur Kepong Bhd	76	366
Kumpulan Sime Darby Berhad	333	180
Lotte Chemical Titan Holding Berhad (b)	77	49
Malayan Banking Berhad	899	1,726
Malaysia Airports Holdings Bhd (a)	149	244
Maxis Communications Berhad	289	324
MISC Bhd	171	281
Mr D.I.Y. Group (M) Berhad	212	197
My E.G. Services Berhad	573	125
Nestle Bhd	8	260
Petronas Chemicals Group Berhad	321	667
Petronas Dagangan Bhd	49	224
Petronas Gas Bhd	116	466
PPB Group Bhd	94	412
Press Metal Aluminium (Australia) Pty Ltd	448	615
Public Bank Berhad	2,114	2,053
QL Resources Berhad	149	191
RHB Bank Bhd	260	338
Sime Darby Plantation Berhad	328	280
Supermax Corporation Berhad	229	131
Syarikat Takaful Malaysia Keluarga Berhad	23	24
Telekom Malaysia Bhd	250	340
Tenaga Nasional Bhd	390	903
Top Glove Corporation Bhd	635	438
Westports Holdings Berhad	128	138
YTL Corp. Bhd	662	97
YTL Power International Berhad	372	59
		17,896
Indonesia 1.5%
Bank Mandiri Persero Tbk PT	2,625	1,124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Bank Negara Indonesia Persero Tbk PT	1,056	393
Bank Rakyat Indonesia Persero Tbk PT	8,989	2,405
Charoen Pokphand Indonesia Tbk PT	1,014	454
Gudang Garam Tbk PT	67	152
Indofood Sukses Makmur Tbk	607	269
Mayora Indah, Pt Tbk	602	99
PT Adaro Energy Tbk	2,188	268
PT Astra International Tbk	2,817	1,078
PT Bank Jago Tbk (a)	504	531
PT Bank Pan Indonesia Tbk (a)	663	35
PT Bank Syariah Indonesia TBK (a)	429	61
PT Barito Pacific Tbk	3,687	248
PT Chandra Asri Petrochemical TBK	372	187
PT Indah Kiat Pulp & Paper Tbk	344	205
PT Indocement Tunggal Prakarsa Tbk	234	171
PT Indofood Sukses Makmur Tbk	308	180
PT Jasa Marga (Persero) Tbk.	194	52
PT Kalbe Farma Tbk	2,908	290
PT Merdeka Copper Gold, Tbk. (a)	1,570	274
PT Mitra Keluarga Karyasehat Tbk	614	99
PT Pabrik Kertas Tjiwi Kimia Tbk	147	82
PT Pakuwon Jati Tbk (a)	1,275	43
PT Sarana Menara Nusantara Tbk	3,350	309
PT Tambang Batubara Bukit Asam Tbk	720	139
PT Vale Indonesia Tbk	370	118
PT XL Axiata Tbk.	320	67
PT. Bank Central Asia Tbk	1,525	3,721
PT. Elang Mahkota Teknologi Tbk. (a)	2,609	317
PT. Permata Bank .Tbk (a)	45	5
PT. Sumber Alfaria Trijaya, Tbk	2,488	239
Semen Gresik Persero Tbk PT	408	234
Telekomunikasi Indonesia (Persero), PT TBK	6,692	1,717
Tower Bersama Infrastructure Tbk PT	1,106	228
Transcoal Pacific (a)	110	74
Unilever Indonesia Tbk PT	901	248
United Tractors Tbk PT	228	412
		16,528
Hong Kong 1.2%
Agile Group Holdings Limited	196	183
BBMG Corporation - Class H	273	47
Bosideng International Holdings Limited (c)	454	323
China Everbright International Ltd.	490	368
China Gas Holdings Ltd.	332	983
China Mengniu Dairy Company Limited	374	2,412
China Molybdenum Co.,Ltd - Class H	431	266
China Resources Cement Holdings Limited	320	308
COSCO SHIPPING Energy Transportation Co., Ltd. - Class H	120	59
COSCO SHIPPING Holdings Co., Ltd. - Class H (a) (c)	452	691
Dali Foods Group Company Limited (b)	297	179
Datang International Power Generation Co. Ltd. - Class H	364	70
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Hansoh Pharmaceutical Group Company Limited (b)	150	380
Hopson Development Holdings Limited	82	291
Huadian Power International Corp. Ltd. - Class H (c)	182	76
Kingboard Chemical Holdings Ltd.	97	440
Kingboard Laminates Holdings Limited	139	228
Lee & Man Paper Manufacturing Ltd.	262	192
Metallurgical Corporation of China Ltd. - Class H	410	126
Nine Dragons Paper (Holdings) Limited	245	299
Orient Overseas (International) Limited (c)	21	366
Shenzhen Investment Ltd.	484	122
Shimao Property Holdings Limited (c)	168	308
Sino Biopharmaceutical Limted	1,413	1,177
Sinotruk (Hong Kong) Limited	93	137
Sun Art Retail Group Limited (c)	272	126
Wharf Holdings Ltd.	201	665
Xinyi Glass Holdings Limited	352	1,051
Yuexiu Property Company Limited	213	200
Zhongsheng Group Holdings Limited	71	569
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class H	175	156
		12,798
United Arab Emirates 1.0%
Abu Dhabi Commercial Bank PJSC	371	757
ABU DHABI ISLAMIC BANK	130	204
Abu Dhabi National Oil Company	332	376
ALDAR Properties PJSC	571	633
Dubai Islamic Bank PJSC	248	334
Emaar Development LLC (a)	105	110
Emaar Malls PJSC (a)	263	142
Emaar Properties PJSC	509	564
Emirates NBD Bank PJSC	316	1,213
Emirates Telecommunications Group Co. PJSC	233	1,521
First Abu Dhabi Bank PJSC	607	2,936
International Holdings Limited (a)	64	2,531
		11,321
Philippines 0.8%
Aboitiz Equity Ventures Inc.	293	279
Aboitiz Power Corporation	233	142
AC Energy Corporation	1,320	292
Alliance Global Group Inc.	360	73
Ayala Corporation	31	499
Ayala Land Inc.	801	525
Bank of the Philippine Islands	258	411
BDO Unibank, Inc.	247	534
Bloomberry Resorts Corporation	426	50
Converge Information and Communications Technology Solutions, Inc. (a)	218	171
Emperador Inc.	373	129
First Gen Corporation	69	46
Globe Telecom Inc.	4	206
GT Capital Holdings, Inc.	10	102
International Container Terminal Services Inc.	113	431
JG Summit Holdings Inc.	403	512
Jollibee Foods Corp.	58	233
LT Group, Inc.	324	64
Manila Electric Company	31	183
Megaworld Corp.	1,847	103
Metro Pacific Investments Corporation	1,684	121
Metropolitan Bank & Trust Co.	300	257
PLDT Inc.	12	392
Puregold Price Club, Inc.	147	128
Robinsons Land Corp.	200	63
Robinsons Retail Holdings, Inc.	49	50
San Miguel Corporation	45	103
San Miguel Food and Beverage, Inc. - Class B	81	120
Security Bank Corp.	52	109
SM Investments Corp	66	1,284
SM Prime Holdings Inc.	1,548	989
Universal Robina Corp.	129	342
		8,943
Qatar 0.8%
Barwa Real Estate Company Q.P.S.C	242	209
Commercial Bank of Qatar QSC	262	444
Doha Bank	213	167
Industries Qatar QSC	284	1,202
Masraf Al Rayan (Q.P.S.C.)	539	663
Mesaieed Petrochemical Holding Company Q.S.C.	586	363
Ooredoo QSC	105	211
Qatar Electricity & Water Co.	71	330
Qatar Fuel Company Q.P.S.C. (WOQOD)	66	327
Qatar Gas Transport Company Ltd.	232	197
Qatar Insurance Co. (a)	213	140
Qatar International Islamic Bank	100	267
Qatar Islamic Bank SAQ	165	828
Qatar National Bank	604	3,177
Qatar Navigation Q.P.S.C.	75	150
		8,675
Kuwait 0.6%
Agility Public Warehousing Company KSCP	188	613
Ahli United Bank K.S.C.P (a)	85	91
Boubyan Bank K.S.C.P (a)	133	339
Gulf Bank K.S.C.P.	259	205

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Kuwait Finance House K.S.C.P.	681	1,857
Mabanee Company (K.P.S.C)	70	179
Mobile Telecommunications Company K.S.C. P	276	549
National Bank of Kuwait S.A.K.P.	990	3,125
		6,958
Turkey 0.4%
Akbank Turk Anonim Sirketi - Class A	439	263
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi - Class A	17	40
Arcelik A.S. - Class A	41	149
Aselsan Inc. - Class A	69	117
BIM Birlesik Magazalar A.S. - Class A	60	429
Coca-Cola Icecek Anonim Sirketi - Class A	7	68
Enerjisa Enerji Anonim Sirketi	36	42
Enka Insaat ve Sanayi AS - Class A	247	288
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	177	330
Ford Otomotiv Sanayi Anonim Sirketi - Class A	9	168
Haci Omer Sabanci Holding A.S. - Class A	170	187
Koc Holding A.S. - Class A	151	384
Petkim Petrokimya Holding AS - Class A (a)	134	99
SASA Polyester Sanayi A.S. - Class A (a)	15	43
Tofas Turk Otomobil Fabrikasi Anonim Sirketi - Class A	12	71
Turk Hava Yollari A.O. - Class A (a)	105	165
Turk Telekomunikasyon A/S - Class A	57	48
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	166	286
Turkiye Garanti Bankasi A.S. - Class A	324	336
Turkiye Is Bankasi Anonim Sirketi - Class C	257	150
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A (a)	15	192
Turkiye Sise ve Cam Fabrikalari A.S. - Class A	211	195
Turkiye Vakiflar Bankasi Tao - Class A (a)	108	39
Yapi ve Kredi Bankasi A.S. - Class A	430	116
		4,205
Chile 0.4%
AES Andes SA (a)	448	53
Aguas Andinas SA - Class A	355	72
Banco de Chile	5,847	539
Banco de Credito e Inversiones	7	262
Banco Santander-Chile	8,321	419
Cencosud S.A.	180	350
Cencosud Shopping S.A.	62	73
Cia Cervecerias Unidas SA	20	176
Colbun SA	916	149
Empresas CMPC SA	147	277
Empresas COPEC SA	46	378
Enel Americas SA	2,902	344
Enel Chile S.A.	4,057	191
ENTEL Chile SA	17	70
Itau Corpbanca (a)	20,528	50
Parque Arauco SA	90	91
Quinenco S.A.	40	81
S.A.C.I. Falabella	97	341
Vina Concha y Toro S A	64	101
		4,017
Hungary 0.3%
Chemical Works of Gedeon Richter Plc.	18	501
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	62	517
OTP Bank Plc (a)	30	1,764
		2,782
Colombia 0.2%
Bancolombia SA	45	387
Cementos Argos S.A.	66	102
Corporacion Financiera Colombiana S.A. (a)	12	94
Ecopetrol S.A.	706	507
Grupo Argos S A	46	134
Grupo de Inversiones Suramericana S.A.	34	190
Grupo Energia Bogota S.A. ESP	349	258
Grupo Nutresa S.A.	34	195
Interconexion Electrica SA	59	347
		2,214
Greece 0.2%
Eurobank Ergasias Services And Holdings S.A - Class R (a)	324	303
Hellenic Duty Free Shops S.A. - Class R (a) (d)	9	—
Hellenic Petroleum S.A. - Class R	7	42
Hellenic Telecommunications Organization SA - Class R	32	592
Jumbo S.A. - Class R	14	229
Motor Oil Hellas Corinth Refineries SA - Class R (a)	7	112
National Bank of Greece SA - Class R (a)	70	197
OPAP SA - Class R	26	407
		1,882
Czech Republic 0.1%
CEZ A/S	23	750
Komercni Banka A/S (a)	10	387
MONETA Money Bank, a.s. (b)	62	252
O2 Czech Republic a.s. - Class R	8	98
		1,487
Bermuda 0.1%
Credicorp Ltd. (a)	9	1,001
Egypt 0.1%
Commercial International Bank Egypt SAE	256	694
Eastern Tobacco Co.	122	95
Telecom Egypt.	60	54
		843
Peru 0.0%
Alicorp S.A.A.	47	60
Inretail Peru Corp. (b)	4	122
Intergroup Financial Services Corp.	5	109
		291
Luxembourg 0.0%
Reinet Investments S.C.A. (a)	15	281
Singapore 0.0%
BOC Aviation Limited (b)	33	277
Pakistan 0.0%
Habib Bank Limited	92	59
Mari Petroleum Company Limited	4	39
MCB Bank Ltd. - Class B	89	79
Oil & Gas Development Co. Ltd.	80	40
Pakistan Petroleum Limited	91	40
		257
Total Common Stocks (cost $1,021,611)		1,049,930
PREFERRED STOCKS 2.2%
Brazil 1.1%
Banco Bradesco S.A. (a) (g)	675	2,577
Braskem S.A - Series A (a)	26	278
Centrais Eletricas Brasileiras SA (a)	30	214
Companhia Energetica de Minas Gerais Cemig (a)	141	364
Gerdau SA	149	743
Itau Unibanco Holding S.A. (g)	665	3,537
Itausa - Investimentos Itau SA (a)	624	1,281
Lojas Americanas SA (a) (g)	123	108
Petroleo Brasileiro S/A Petrobras. (a) (g)	629	3,144
Usinas Siderurgicas De Minas Gerais S/A. Usiminas	50	149
		12,395
South Korea 0.7%
Amorepacific Corporation	1	70
CJ CheilJedang Corp.	—	43
Hyundai Motor Co., 1.00% (h)	3	228
Hyundai Motor Co., 2.00% (h)	5	384
Hyundai Motor Company, 1.00% (a) (h)	—	24
Kumho Petrochemical Co., Ltd.	—	30
LG Chem Ltd., 1.00% (h)	1	330
LG Corp., 1.00%, (100, 11/09/21) (a) (h)	—	26
LG Electronics Inc. (a)	2	129
LG Household & Health Care Ltd., 1.00%, (100, 10/22/21) (h)	—	147
Samsung Electro-Mechanics Co., Ltd.	—	25
Samsung Electronics Co. Ltd., 1.00% (h)	112	6,575
Samsung Fire & Marine Insurance Company	—	48

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Samsung SDI Co., Ltd., 1.00% (h)	—	64
		8,123
Russian Federation 0.2%
Public Joint Stock Company Shareholder Oil Company Bashneft (a)	3	43
Public Joint Stock Society "Surgutneftegaz"	1,025	568
Public Joint Stock Society "Transneft"	—	475
Public Joint Stock Society Tatneft Named After V.D. Tire	17	115
Sberbank of Russia	128	561
		1,762
Chile 0.1%
Sociedad Quimica y Minera de Chile SA - Preferred Class B	20	1,055
Colombia 0.1%
Bancolombia SA	59	515
Grupo Aval Acciones y Valores S.A.	508	149
Grupo de Inversiones Suramericana S.A.	15	72
		736
Total Preferred Stocks (cost $25,438)		24,071
RIGHTS 0.0%
India 0.0%
Bharti Airtel Limited (a) (f)	24	49
South Korea 0.0%
Hyundai Engineering & Construction Co., Ltd. (a) (f)	—	11
Samsung Heavy Industries Co., Ltd (a) (f)	22	20
		31
Taiwan 0.0%
Airtac International Group (a) (f)	1	5
Fubon Financial Holding Co., Ltd. (a) (f)	38	24
		29
Chile 0.0%
Itau CorpBanca (a) (f)	20,528	5
Total Rights (cost $0)		114
WARRANTS 0.0%
Thailand 0.0%
BTS Group Holdings Public Company Limited (a) (f)	40	1
BTS Group Holdings Public Company Limited (a) (f)	79	3
BTS Group Holdings Public Company Limited (a) (f)	158	5
BTS Group Holdings Public Company Limited (a) (f)	19	1
BTS Group Holdings Public Company Limited (a) (f)	37	1
BTS Group Holdings Public Company Limited (a) (f)	74	3
Total Warrants (cost $0)		14
CORPORATE BONDS AND NOTES 0.0%
India 0.0%
Britannia Industries Ltd
8.00%, 08/28/22, INR	17	7
Total Corporate Bonds And Notes (cost $0)		7
SHORT TERM INVESTMENTS 2.3%
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund, 0.01% (i) (j)	14,878	14,878
Investment Companies 0.9%
JNL Government Money Market Fund, 0.01% (i) (j)	9,609	9,609
Total Short Term Investments (cost $24,487)		24,487
Total Investments 101.3% (cost $1,071,536)		1,098,623
Other Derivative Instruments 0.0%		115
Other Assets and Liabilities, Net (1.3)%		(13,770)
Total Net Assets 100.0%		1,084,968

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $911 and 0.1% of the Fund.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	38,933	37,059	3.4
AU Small Finance Bank Limited	04/28/21	307	320	—
Autohome Inc.	06/18/21	473	366	—
Avenue Supermarts Limited	04/28/21	798	1,161	0.1
Baidu, Inc. - Class A	06/18/21	6,933	5,758	0.5
Bandhan Bank Limited	04/28/21	425	370	—
BeiGene, Ltd.	04/26/21	2,114	2,620	0.3
Bii Group Holdings Ltd.	06/18/21	256	182	—
BOC Aviation Limited	04/26/21	245	277	—
Cansino Biologics Inc. - Class H	06/18/21	408	340	—
China East Education Holdings Limited	04/26/21	146	70	—
China Feihe Limited	04/26/21	1,007	671	0.1
China General Nuclear Power Corporation - Class H	04/26/21	462	454	0.1
China Huarong Asset Management Co., Ltd. - Class H	04/26/21	802	235	—
China International Capital Corporation (Hong Kong) Limited - Class H	04/26/21	415	511	0.1
China Literature Limited	04/26/21	490	396	0.1
China Merchants Securities Co.,Ltd. - Class H	04/26/21	116	130	—
China Resources Mixc Lifestyle Services Limited	06/18/21	524	485	0.1
China Resources Pharmaceutical Group Limited	04/26/21	343	127	—
China Tower Corporation Limited - Class H	04/26/21	1,006	785	0.1
China Zheshang Bank Co., Ltd. - Class H	05/20/21	10	9	—
Dali Foods Group Company Limited	04/26/21	214	179	—
Everbright Securities Company Limited - Class H	05/20/21	57	52	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	366	473	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ganfeng Lithium Co., Ltd. - Class H	04/26/21	602	664	0.1
General Insurance Corporation of India	06/18/21	120	98	—
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	135	136	—
Haidilao International Holding Ltd.	04/26/21	579	421	0.1
Hansoh Pharmaceutical Group Company Limited	04/26/21	688	380	—
Hapvida Participacoes E Investimentos Ltda	04/26/21	392	361	—
HDFC Life Insurance Company Limited	04/28/21	1,138	1,195	0.1
Huatai Securities Co.,Ltd. - Class H	04/26/21	446	336	—
ICICI Lombard General Insurance Company Limited	04/28/21	569	628	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	374	476	0.1
Innovent Biologics, Inc. - Class B	04/26/21	629	1,240	0.1
Inretail Peru Corp.	05/19/21	150	122	—
Interglobe Aviation Limited	04/28/21	287	353	—
JD Health International Inc.	06/18/21	1,623	1,361	0.1
Jinxin Fertility Group Limited	04/26/21	301	260	—
Joinn Laboratories (China) Co., Ltd. - Class H	06/18/21	117	108	—
Kuaishou Technology	06/18/21	3,901	2,121	0.2
Larsen & Toubro Infotech Limited	04/28/21	301	444	0.1
Lotte Chemical Titan Holding Berhad	04/26/21	53	49	—
Meituan Dianping - Class B	04/26/21	11,086	17,515	1.6
Microport Cardioflow Medtech Corporation	06/18/21	159	63	—
Ming Yuan Cloud Group Holdings Limited	04/26/21	457	319	—
MONETA Money Bank, a.s.	04/26/21	211	252	—
New Oriental Education & Technology Group Inc.	06/18/21	1,545	369	—
Nongfu Spring Co., Ltd. - Class H	04/26/21	1,274	1,159	0.1
Notre Dame Intermedica Participacoes S.A.	04/26/21	1,085	990	0.1
Orient Securities Company Limited - Class H	05/20/21	57	86	—
Pepkor Holdings Ltd	04/26/21	133	161	—
Ping An Healthcare and Technology Company Limited	04/26/21	744	455	0.1
POP MART International Group Limited	06/18/21	758	647	0.1
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	754	858	0.1
Public Joint Stock Society "Fosagro"	04/26/21	206	322	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	37	—
Red Star Macalline Group Corporation Ltd. - Class H	05/20/21	57	57	—
SBI Life Insurance Company Limited	04/28/21	656	857	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	171	134	—
Shanghai Junshi Biosciences Co.,Ltd. - Class H	06/18/21	126	90	—
Shenwang Hongyuan Group Co., Ltd - Class H	05/20/21	58	52	—
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class H	05/20/21	57	45	—
Shimao Property Holdings Limited	04/26/21	255	203	—
Smoore International Holdings Limited	04/26/21	1,654	1,077	0.1
Sunac Services Holdings Limited	06/18/21	359	238	—
Tongcheng-Elong Holdings Limited	04/26/21	274	351	—
Topsports International Holdings Limited	04/26/21	417	394	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	438	1,172	0.1
Wuxi Biologics Cayman Inc	04/26/21	2,458	7,282	0.7
Zto Express Co., Ltd.	06/18/21	2,553	2,694	0.3
		97,302	101,662	9.4

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	234	December 2021	15,158	115	(584)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	86,618	962,735	577	1,049,930
Preferred Stocks	24,071	—	—	24,071
Rights	—	114	—	114
Warrants	—	14	—	14
Corporate Bonds And Notes	—	7	—	7
Short Term Investments	24,487	—	—	24,487
	135,176	962,870	577	1,098,623
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(584)	—	—	(584)
	(584)	—	—	(584)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 97.1%
Japan 26.2%
ABC-Mart Inc.	5	269
Acom Co. Ltd.	60	219
Advance Residence Investment Corp.	—	683
Advantest Corporation	30	2,662
AEON Co. Ltd.	127	3,335
AEON Financial Service Co. Ltd.	14	183
AEON Mall Co. Ltd.	14	218
Air Water Inc.	35	556
Aisin Seiki Co. Ltd.	27	980
Ajinomoto Co. Inc.	79	2,334
Alfresa Holdings Corp.	32	481
All Nippon Airways Co. Ltd. (a)	24	628
ALPS Alpine Co. Ltd.	31	335
Amada Co. Ltd.	54	560
Aozora Bank, Ltd. (b)	18	441
Asahi Breweries Ltd.	70	3,381
Asahi Glass Co. Ltd.	34	1,749
Asahi Intecc Co., Ltd.	34	937
Asahi Kasei Corp.	201	2,129
Asics Corp.	26	584
Astellas Pharma Inc.	272	4,477
Bandai Namco Holdings Inc.	32	2,398
Bank of Kyoto Ltd.	11	529
Benesse Holdings Inc.	11	240
Bridgestone Corp.	89	4,226
Brother Industries Ltd.	39	868
Calbee,Inc.	17	427
Canon Inc.	155	3,803
Canon Marketing Japan Inc.	7	158
Casio Computer Co. Ltd. (b)	35	579
Central Japan Railway Co.	30	4,811
China Bank Ltd.	112	726
Chubu Electric Power Co. Inc.	108	1,277
Chugai Pharmaceutical Co. Ltd.	93	3,396
Chugoku Electric Power Co. Inc. (b)	49	453
Coca-Cola Bottlers Japan Holdings Inc.	23	332
Concordia Financial Group, Ltd.	182	717
COSMOS Pharmaceutical Corporation	3	563
CyberAgent Inc.	61	1,177
Dai Nippon Printing Co. Ltd.	42	1,023
Daicel Corp.	37	289
Daifuke Co. Ltd.	18	1,700
Dai-ichi Life Holdings, Inc.	166	3,651
Daiichi Sankyo Company, Ltd	269	7,124
Daikin Industries Ltd.	43	9,372
Dainippon Sumitomo Pharma Co. Ltd.	26	468
Daito Trust Construction Co. Ltd.	10	1,206
Daiwa House Industry Co. Ltd.	97	3,226
Daiwa House REIT Investment Corporation	—	883
Daiwa Securities Group Inc.	226	1,318
Dena Co., Ltd.	11	202
Denso Corp.	76	4,962
Dentsu Inc.	36	1,385
DIC Corp.	11	305
Disco Corp.	4	1,229
East Japan Railway Co.	55	3,879
Eisai Co. Ltd.	43	3,242
Electric Power Development Co., Ltd. - Class D	26	383
Ezaki Glico Co.,Ltd.	9	334
Fanuc Ltd.	28	6,093
Fast Retailing Co. Ltd.	9	6,970
Fuji Electric Holdings Co. Ltd.	22	1,013
Fuji Media Holdings, Inc.	6	59
FUJIFILM Holdings Corp.	60	5,138
Fujitsu Ltd.	27	4,952
Fukuoka Financial Group, Inc.	29	523
GLP J-REIT	1	1,070
GMO Payment Gateway, Inc.	6	811
Hakuhodo DY Holdings Incorporated	45	780
Hamamatsu Photonics KK	22	1,363
Hankyu Hanshin Holdings Inc.	36	1,122
Harmonic Drive Systems Inc.	6	299
Haseko Corp.	38	507
Hikari Tsushin Inc.	3	508
Hino Motors Ltd.	43	398
Hirose Electric Co. Ltd.	5	813
Hisamitsu Pharmaceutical Co. Inc.	13	488
Hitachi Construction Machinery Co. Ltd.	15	423
Hitachi Ltd.	142	8,421
Hitachi Metals Ltd. (a)	28	547
Honda Motor Co. Ltd.	253	7,747
Hoshizaki Corporation	9	819
Hoya Corp.	54	8,494
Hulic Co. Ltd.	75	829
IBIDEN Co., Ltd.	20	1,098
Idemitsu Kosan Co., Ltd.	37	976
Iida Group Holdings Co., Ltd.	28	717
Inpex Corporation	163	1,272
Isetan Mitsukoshi Holdings Ltd.	61	457
Isuzu Motors Ltd.	92	1,210
ITOCHU Corp.	215	6,277
ITOCHU Techno-Solutions Corporation	14	450
IZUMI Co., Ltd.	6	197
J.Front Retailing Co., Ltd.	42	401
Japan Airlines Co., Ltd (a)	22	521
Japan Airport Terminal Co. Ltd. (a)	13	627
Japan Exchange Group Inc.	77	1,908
Japan Post Holdings Co., Ltd.	179	1,513
Japan Post Insurance Co., Ltd.	30	549
Japan Prime Realty Investment Corp.	—	523
Japan Real Estate Investment Corp.	—	1,250
Japan Retail Fund Investment Corp.	1	1,011
Japan Tobacco Inc.	164	3,218
JFE Holdings Inc.	87	1,308
JGC Holding Corporation	39	364
JS Group Corp.	43	1,259
JSR Corp.	32	1,159
JTEKT Corp.	38	324
JXTG Holdings, Inc.	464	1,887
Kajima Corp.	74	952
Kakaku.com Inc.	19	611
Kamigumi Co. Ltd.	15	307
Kaneka Corp.	10	430
Kansai Electric Power Co. Inc.	124	1,201
Kansai Paint Co. Ltd.	39	958
Kao Corp.	71	4,205
Kawasaki Heavy Industries Ltd.	25	586
KDDI Corp.	241	7,937
Keihan Holdings Co. Ltd.	16	472
Keikyu Corp.	42	524
Keio Corp.	18	978
Keisei Electric Railway Co. Ltd.	24	782
Kewpie Corporation	18	445
Keyence Corp.	28	16,690
Kikkoman Corp.	29	2,348
Kinden Corp.	16	265
Kintetsu Corp. (a)	26	888
Kirin Holdings Co. Ltd.	122	2,266
Kobayashi Pharmaceutical Co. Ltd.	8	657
Kobe Bussan Co., Ltd.	18	596
Koito Manufacturing Co. Ltd.	19	1,151
Komatsu Ltd.	142	3,398
Konami Corp.	15	939
Kose Corp.	5	622
K's Holdings Corporation	30	308
Kubota Corp.	171	3,646
Kuraray Co. Ltd.	54	517
Kurita Water Industries Ltd.	16	778
Kyocera Corp.	52	3,270
Kyowa Kirin Co., Ltd.	38	1,361
Kyushu Electric Power Co. Inc.	72	545
Kyushu Railway Company	24	574
Lasertec Corporation	11	2,609
Lawson Inc.	7	329
Lion Corp.	45	733
M3, Inc.	62	4,442

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Mabuchi Motor Co. Ltd.	9	305
Makita Corp.	40	2,240
Marubeni Corp.	247	2,027
Marui Group Co. Ltd. (b)	34	657
Maruichi Steel Tube Ltd.	10	232
Matsumotokiyoshi Holdings Co., Ltd.	14	650
Mazda Motor Corp.	90	781
McDonald's Holdings Co. Japan Ltd.	9	444
Mebuki Financial Group, Inc.	180	396
Medipal Holdings Corp.	32	600
Meiji Holdings Co., Ltd.	21	1,322
Mercari, Inc. (a)	15	825
Minebea Mitsumi Inc.	61	1,553
MISUMI Group Inc.	43	1,805
Mitsubishi Chemical Holdings Corporation	211	1,927
Mitsubishi Corp.	215	6,748
Mitsubishi Electric Corp.	313	4,355
Mitsubishi Estate Co. Ltd.	202	3,225
Mitsubishi Gas Chemical Co. Inc.	31	611
Mitsubishi Heavy Industries Ltd.	51	1,362
Mitsubishi Logistics Corporation.	12	367
Mitsubishi Materials Corp.	20	389
Mitsubishi Motors Corp. (a)	89	245
Mitsubishi UFJ Financial Group Inc.	1,900	11,163
Mitsubishi UFJ Lease & Finance Co. Ltd.	104	545
Mitsui & Co. Ltd.	235	5,130
Mitsui Chemicals Inc.	31	1,022
Mitsui Fudosan Co. Ltd.	140	3,338
Mitsui OSK Lines Ltd.	18	1,209
Mizuho Financial Group Inc.	373	5,277
MonotaRO Co., Ltd.	37	827
MS&AD Insurance Group Holdings, Inc.	69	2,321
Murata Manufacturing Co. Ltd.	94	8,416
Nabtesco Corp.	19	711
Nagoya Railroad Co. Ltd.	30	548
Nankai Electric Railway Co., Ltd.	17	372
NEC Corp.	39	2,124
NEC Electronics Corp. (a)	195	2,423
NEXON Co.,Ltd.	68	1,091
NGK Insulators Ltd.	41	695
NGK Spark Plug Co. Ltd.	26	405
Nidec Corp.	81	8,927
Nihon M & A Center Inc.	44	1,285
Nikon Corp.	53	589
Nintendo Co. Ltd.	17	8,434
Nippon Building Fund Inc.	—	1,536
Nippon Express Co. Ltd.	13	901
Nippon Meat Packers Inc.	16	588
Nippon Paint Co. Ltd.	210	2,281
Nippon Shinyaku Co., Ltd.	9	766
Nippon Steel Corporation	138	2,500
Nippon Telegraph & Telephone Corp.	189	5,216
Nippon Television Holdings Inc.	2	18
Nippon Yusen KK	24	1,826
Nissan Chemical Industries Ltd.	22	1,262
Nissan Motor Co., Ltd. (a)	360	1,794
Nisshin Seifun Group Inc.	40	657
Nissin Foods Holdings Co. Ltd.	13	1,026
Nitori Co. Ltd.	13	2,562
Nitto Denko Corp.	22	1,539
Nomura Holdings Inc.	422	2,066
Nomura Real Estate Holdings, Inc.	17	442
Nomura Real Estate Master Fund. Inc.	1	1,017
Nomura Research Institute Ltd.	61	2,265
NSK Ltd.	74	497
NTT Data Corp.	97	1,873
Obayashi Corp.	108	894
Obic Co. Ltd.	10	1,903
Odakyu Electric Railway Co. Ltd.	49	1,128
OJI Holdings Corp.	152	765
Olympus Corp.	188	4,121
Omron Corp.	31	3,043
Ono Pharmaceutical Co. Ltd.	74	1,677
Oracle Corp. Japan	5	403
Orient Corporation	75	110
Oriental Land Co. Ltd.	33	5,360
ORIX Corp.	179	3,343
Orix J-REIT Inc.	—	730
Osaka Gas Co. Ltd.	63	1,147
Otsuka Corp.	17	847
Otsuka Holdings Co., Ltd.	81	3,477
Pan Pacific International Holdings Corporation	79	1,635
Panasonic Corp.	340	4,217
Park24 Co. Ltd. (a)	15	253
PeptiDream Inc. (a)	15	483
Persol Holdings Co., Ltd.	29	718
Pigeon Corp.	19	431
Pola Orbis Holdings Inc.	12	274
Prologis	—	1,291
Rakuten Inc.	122	1,178
Recruit Holdings Co., Ltd.	248	15,105
Resona Holdings Inc.	355	1,426
Ricoh Co. Ltd.	103	1,051
Rinnai Corp.	6	647
Rohm Co. Ltd.	13	1,250
Ryohin Keikaku Co. Ltd.	36	808
Santen Pharmaceutical Co. Ltd.	60	848
SBI Holdings Inc.	37	896
SCSK Corporation	23	489
Secom Co. Ltd.	31	2,244
Sega Sammy Holdings Inc.	27	380
Seibu Holdings Inc.	41	512
Seiko Epson Corp. (b)	49	983
Sekisui Chemical Co. Ltd.	68	1,159
Sekisui House Ltd.	97	2,042
Seria Co., Ltd.	6	206
Seven & I Holdings Co., Ltd.	117	5,318
Seven Bank, Ltd. (b)	95	211
SG Holdings Co., Ltd.	75	2,136
Sharp Corp.	29	366
Shimadzu Corp.	39	1,730
Shimamura Co. Ltd.	3	320
Shimano Inc.	12	3,645
Shimizu Corp.	105	787
Shin-Etsu Chemical Co. Ltd.	58	9,803
Shinsei Bank Ltd.	23	390
Shionogi & Co. Ltd.	41	2,754
Shiseido Co. Ltd.	59	3,945
Shizuoka Bank Ltd.	85	704
Showa Denko KK	23	551
SMC Corp.	9	5,694
Softbank Corp.	400	5,433
SoftBank Group Corp.	184	10,603
Sohgo Security Services Co. Ltd.	13	596
Sojitz Corp. (b)	33	549
Sompo Holdings, Inc.	52	2,266
Sony Corp.	185	20,528
Square Enix Holdings Co. Ltd.	13	674
Stanley Electric Co. Ltd.	23	576
Subaru Corp. NPV	92	1,701
SUMCO Corporation	37	751
Sumitomo Chemical Co. Ltd.	248	1,290
Sumitomo Corp.	178	2,503
Sumitomo Electric Industries Ltd.	118	1,570
Sumitomo Heavy Industries Ltd.	19	492
Sumitomo Metal Mining Co. Ltd.	41	1,480
Sumitomo Mitsui Financial Group Inc.	202	7,094
Sumitomo Mitsui Trust Holdings Inc.	56	1,934
Sumitomo Realty & Development Co. Ltd.	69	2,496
Sumitomo Rubber Industries Inc.	28	361
Sundrug Co. Ltd.	10	306
Suntory Beverage & Food Limited	19	796
Suzuken Co. Ltd.	12	355
Suzuki Motor Corp.	71	3,166
Sysmex Corp.	25	3,062
T&D Holdings Inc.	90	1,243
Taiheiyo Cement Corp.	17	359
Taisei Corp.	32	1,011
Taisho Pharmaceutical Holdings Company Ltd.	8	497
Taiyo Nippon Sanso Corp.	32	799

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Takeda Pharmaceutical Co. Ltd.	232	7,688
TDK Corp.	56	2,018
Teijin Ltd.	30	426
Terumo Corp.	109	5,159
THK Co. Ltd.	17	380
TIS Inc.	35	946
Tobu Railway Co. Ltd.	29	771
Toho Co. Ltd.	21	1,013
Toho Gas Co. Ltd.	15	653
Tohoku Electric Power Co. Inc. (b)	76	560
Tokio Marine Holdings Inc.	102	5,480
Tokyo Broadcasting System Holdings,Inc.	4	66
Tokyo Century Corp.	8	453
Tokyo Electric Power Co. Holdings Inc. (a)	111	319
Tokyo Electron Ltd.	23	10,235
Tokyo Gas Co. Ltd.	58	1,076
Tokyo Tatemono Co. Ltd.	32	502
Tokyu Corp.	86	1,271
Tokyu Fudosan Holdings Corporation	84	515
Toppan Printing Co. Ltd.	53	895
Toray Industries Inc.	244	1,561
Toshiba Corp.	65	2,730
Tosoh Corp.	49	886
TOTO Ltd.	24	1,133
Toyo Seikan Group Holdings Ltd. (b)	21	245
Toyo Suisan Kaisha Ltd.	15	686
Toyoda Gosei Co. Ltd.	11	226
Toyota Boshoku Corporation	11	199
Toyota Industries Corp.	31	2,506
Toyota Motor Corp.	1,880	33,373
Toyota Tsusho Corp.	35	1,495
Trend Micro Inc.	21	1,164
Tsumura & Co.	11	339
TSURUHA Holdings ,Inc.	5	605
Unicharm Corp.	64	2,834
United Urban Investment Corp.	—	640
USS Co. Ltd.	34	573
Welcia Holdings Co.,Ltd.	16	561
West Japan Railway Co.	27	1,367
Workman Co., Ltd.	3	196
Yahoo! Japan Corp.	382	2,442
Yakult Honsha Co. Ltd.	23	1,156
Yamada Denki Co. Ltd.	118	496
Yamaha Corp.	25	1,547
Yamaha Motor Co. Ltd.	47	1,319
Yamato Holdings Co. Ltd.	54	1,362
Yamazaki Baking Co. Ltd.	28	483
Yaskawa Electric Corp.	38	1,835
Yokogawa Electric Corp.	36	628
Yokohama Rubber Co. Ltd.	20	365
ZOZO, Inc.	13	494
		680,726
United Kingdom 12.9%
3i Group plc	141	2,421
Admiral Group PLC	39	1,614
Allfunds Group Limited (a)	23	456
Anglo American PLC	201	7,062
Ashtead Group Public Limited Company	66	5,004
ASOS Plc (a)	10	425
Associated British Foods PLC	53	1,321
AstraZeneca PLC	227	27,378
Auto Trader Group PLC	145	1,145
AVEVA Group plc	17	833
Aviva PLC	572	3,029
BAE Systems PLC	470	3,565
Barclays PLC	2,345	5,944
Barratt Developments P L C	152	1,352
BP P.L.C.	2,940	13,421
British American Tobacco P.L.C.	334	11,678
BT Group Plc	1,308	2,800
Bunzl Public Limited Company	50	1,659
Burberry Group PLC	60	1,476
Centrica PLC (a)	884	674
Coca-Cola European Partners PLC (a)	30	1,648
Compass Group PLC (a)	262	5,349
Convatec Group PLC (c)	242	705
Croda International Public Limited Company	21	2,372
DCC Public Limited Company	15	1,262
Deliveroo PLC - Class A (a) (b)	28	110
Derwent London PLC	17	785
Diageo PLC	342	16,552
Direct Line Insurance Limited	186	723
Dr. Martens PLC (a)	53	282
DS Smith PLC	205	1,138
easyJet PLC (a)	105	928
Evraz PLC	82	651
Experian PLC	140	5,874
Ferguson PLC	34	4,709
Fiat Chrysler Automobiles N.V. (a)	325	6,227
GlaxoSmithKline PLC	733	13,820
GVC Holdings PLC (a)	87	2,504
Halma Public Limited Company	55	2,094
Harbour Energy PLC (a)	67	327
Hargreaves Lansdown PLC	48	920
Hikma Pharmaceuticals Public Limited Company	24	791
Hiscox Ltd.	53	602
HSBC Holdings PLC	3,044	15,913
Imperial Brands PLC	142	2,971
Informa Switzerland Limited (a)	225	1,660
InterContinental Hotels Group PLC (a)	27	1,713
Intertek Group Plc	23	1,539
Intu Properties PLC (a) (d)	156	—
ITV Plc	543	778
J Sainsbury PLC	258	993
JD Sports Fashion Plc	74	1,048
Johnson Matthey PLC	30	1,070
Kingfisher Plc	314	1,420
Land Securities Group PLC	112	1,049
Legal & General Group PLC	868	3,266
Lloyds Banking Group PLC	10,372	6,450
London Stock Exchange Group PLC	48	4,767
M&G PLC	390	1,067
Marks & Spencer Group Plc (a)	293	722
Meggitt PLC (a)	110	1,093
Melrose Holdings Limited	626	1,457
Mondi plc	70	1,711
National Grid PLC	568	6,778
Next PLC (a)	19	2,107
Ocado Group PLC (a)	90	2,012
Pearson PLC	113	1,078
Persimmon Public Limited Company	48	1,711
Phoenix Group Holdings PLC	123	1,065
Prudential Public Limited Company (e)	383	7,442
Reckitt Benckiser Group PLC	108	8,522
Relx PLC	292	8,406
Rentokil Initial PLC	277	2,177
Rightmove PLC	123	1,133
Rio Tinto PLC	156	10,288
Rolls-Royce Holdings plc (a)	1,248	2,341
Royal Mail PLC	119	673
Schroders PLC	19	896
Schroders PLC	6	195
SEGRO Public Limited Company	179	2,873
Severn Trent PLC	36	1,265
Smith & Nephew PLC	128	2,200
Smiths Group PLC	59	1,147
Spirax-Sarco Engineering PLC	11	2,214
SSE PLC	154	3,247
St. James's Place PLC	81	1,627
Standard Chartered PLC	381	2,223
Standard Life Aberdeen PLC	328	1,124
Tate & Lyle Public Limited Company	70	658
Taylor Wimpey PLC	545	1,136
Tesco PLC	1,150	3,919
The Berkeley Group Holdings PLC	16	931
The British Land Company Public Limited Company	140	929
The Royal Bank of Scotland Group Public Limited Company	752	2,270
The Sage Group PLC.	167	1,597

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
THG Holdings PLC (a)	102	697
Travis Perkins PLC	34	702
Unilever PLC	386	20,847
United Utilities Group PLC	102	1,322
Vodafone Group Public Limited Company	3,938	5,988
Weir Group PLC(The)	39	883
Whitbread PLC (a)	30	1,340
WM Morrison Supermarkets P L C	361	1,431
WPP 2012 Limited	176	2,363
		336,074
France 9.5%
Adevinta ASA - Class B (a) (c)	35	598
Aeroports de Paris (a)	4	469
Alstom (b)	43	1,613
Amundi (c)	9	768
Arkema	10	1,323
AtoS SE	15	780
AXA SA	301	8,361
Biomerieux SA	6	711
BNP Paribas SA (b)	168	10,730
Bollore SA	137	794
Bouygues SA	34	1,386
Bureau Veritas	43	1,337
Capgemini SA	23	4,779
Carrefour SA	87	1,556
Cie de Saint-Gobain	78	5,263
Cie Generale d'Optique Essilor International SA	44	8,403
Compagnie Generale des Etablissements Michelin	26	4,003
Covivio	7	570
Credit Agricole SA	198	2,721
Danone	101	6,894
Dassault Aviation	3	366
Dassault Systemes	101	5,293
EDENRED	36	1,926
Eiffage	12	1,227
Electricite de France	62	775
Engie	259	3,398
Faurecia	18	864
Gecina SA	8	1,091
Getlink S.E.	65	1,017
Hermes International SCA	5	7,075
Iliad SA (d)	2	492
IPSEN	6	529
Kering SA	11	7,732
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	69	11,110
Legrand SA	39	4,179
L'Oreal SA	36	14,732
LVMH Moet Hennessy Louis Vuitton SE	39	27,957
Orange SA	279	3,013
Pernod-Ricard SA	30	6,534
Publicis Groupe SA	33	2,252
Safran	52	6,513
Sanofi SA	168	16,179
Sartorius Stedim Biotech	3	1,929
Schneider Electric SE (a)	83	13,758
SEB SA	4	608
Societe Generale SA	116	3,621
Sodexo SA (a)	13	1,099
SUEZ	57	1,289
Teleperformance	9	3,364
Thales SA	16	1,549
Total SA (b)	363	17,332
Ubisoft Entertainment (a)	12	720
Valeo	36	1,016
Veolia Environnement (b)	80	2,441
VINCI	75	7,817
Vivendi SA (b)	119	1,496
Worldline (a) (c)	35	2,705
		248,057
Switzerland 7.8%
ABB Ltd. - Class N	262	8,768
Adecco Group AG - Class N	24	1,226
Alcon AG	73	5,949
Baloise Holding AG - Class N	7	1,110
Barry Callebaut AG - Class N	—	841
Coca-Cola HBC AG	30	967
Compagnie Financiere Richemont SA	77	7,976
Credit Suisse Group AG - Class N	349	3,465
EMS-Chemie Holding AG	1	991
Geberit AG - Class N	5	3,871
Givaudan SA - Class N	1	5,303
Glencore PLC	1,600	7,556
Julius Bar Gruppe AG - Class N	32	2,141
Kühne + Nagel International AG	7	2,491
LafargeHolcim Ltd.	75	3,617
Lindt & Spruengli AG - Class N	—	1,885
Lonza Group AG	11	8,223
Nestle SA - Class N	412	49,661
Novartis AG - Class N	356	29,176
Partners Group Holding AG	3	5,114
Roche Holding AG	4	1,671
Schindler Holding AG - Class N	3	753
SGS SA - Class N	1	2,512
Sika AG	21	6,619
Sonova Holding AG	8	3,058
STMicroelectronics NV	96	4,190
Straumann Holding AG - Class N	2	2,995
Swatch Group AG	4	1,132
Swatch Group AG - Class N	9	454
Swiss Life Holding AG - Class N	5	2,416
Swiss Re AG	41	3,527
Swisscom AG - Class N	4	2,184
Temenos Group AG - Class N	10	1,336
UBS Group AG	543	8,707
Vifor Pharma Management AG	7	846
Zurich Insurance Group AG - Class N	22	9,070
		201,801
Germany 7.6%
Adidas AG - Class N	27	8,527
Allianz SE	60	13,577
Aroundtown SA	145	1,002
BASF SE - Class N	134	10,212
Bayer AG - Class N	145	7,854
Bayerische Motoren Werke AG	47	4,480
Beiersdorf AG	15	1,587
Brenntag AG - Class N	22	2,078
Continental AG (a)	16	1,705
Covestro AG (c)	25	1,738
Daimler AG - Class N	122	10,784
Delivery Hero SE (a) (c)	27	3,450
Deutsche Bank Aktiengesellschaft - Class N (a)	301	3,827
Deutsche Boerse AG - Class N	28	4,523
Deutsche Lufthansa AG (a)	45	305
Deutsche Post AG - Class N	144	9,064
Deutsche Telekom AG - Class N	477	9,574
Dresdner Bank AG (a)	148	979
DW Property Invest GmbH	52	3,206
E.ON SE - Class N	327	4,010
Evonik Industries AG	29	901
Fresenius Medical Care AG & Co. KGaA	30	2,118
Fresenius SE & Co. KGaA	62	2,948
GEA Group AG	25	1,125
Hannover Rueck SE - Class N	9	1,578
HeidelbergCement AG	22	1,647
Henkel AG & Co. KGaA	15	1,279
Hochtief AG	3	251
Infineon Technologies AG - Class N	192	7,882
Kion Group AG	11	1,009
LANXESS Aktiengesellschaft	12	818
Merck KGaA	19	4,103
MTU Aero Engines AG - Class N	8	1,727
Muenchener Rueckversicherungs AG - Class N	21	5,610
Puma SE	14	1,559
RWE AG	98	3,479
SAP SE	160	21,646
Siemens AG - Class N	117	19,123
Siemens Energy AG (a)	60	1,612

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Siemens Healthineers AG (c)	40	2,609
Symrise AG	19	2,456
Talanx Aktiengesellschaft	7	297
Telefonica Deutschland Holding AG	139	395
TUI AG - Class N (a) (c)	124	535
Uniper SE	14	566
United Internet AG - Class N	15	591
Vitesco Technologies Group Aktiengesellschaft (a)	3	185
Vonovia SE	83	4,991
Zalando SE (a) (c)	26	2,399
		197,921
Australia 6.8%
Afterpay Limited (a)	35	3,028
AGL Energy Limited	93	387
Alumina Ltd.	359	539
AMP Ltd. (a)	476	337
Ampol Limited	36	720
APA Group	176	1,105
Aristocrat Leisure Limited	93	3,107
ASX Ltd.	28	1,625
Aurizon Holdings Limited	252	686
AusNet Services Holdings Pty Ltd	275	498
Australia & New Zealand Banking Group Ltd.	419	8,421
Bendigo and Adelaide Bank Ltd.	80	542
BHP Group PLC	311	7,859
BHP Group PLC (b)	432	11,712
BlueScope Steel Ltd.	75	1,108
Boral Ltd.	44	196
Brambles Limited	209	1,616
Challenger Financial Services Group Ltd.	87	390
CIMIC Group Limited	10	146
Cochlear Ltd.	9	1,483
Coles Group Limited	193	2,355
Commonwealth Bank of Australia	260	19,424
Computershare Ltd.	85	1,106
Crown Resorts Limited (a)	50	345
CSL Ltd. (b)	67	13,995
DEXUS Funds Management Limited	152	1,176
Domino's Pizza Enterprises Limited	9	1,091
Evolution Mining Limited	256	649
Fortescue Metals Group Ltd.	242	2,606
Goodman Funding Pty Ltd	245	3,789
GPT Group	269	976
Harvey Norman Holdings Ltd.	104	375
Incitec Pivot Ltd.	294	617
Insurance Australia Group Ltd.	370	1,306
LendLease Corp. Ltd.	103	800
Macquarie Group Limited	50	6,494
Magellan Financial Group Ltd	22	545
Medibank Private Limited	415	1,064
Mirvac Group	590	1,261
National Australia Bank Ltd.	486	9,617
Newcrest Mining Ltd.	122	2,002
Northern Star Resources Ltd.	173	1,067
Orica Ltd.	62	609
Origin Energy Ltd.	242	817
Qantas Airways Ltd. (a)	140	567
QBE Insurance Group Ltd.	212	1,761
Ramsay Health Care Ltd.	28	1,385
REA Group Ltd.	8	854
Reece Limited	43	582
Rio Tinto Ltd.	54	3,907
Santos Ltd.	281	1,451
Scentre Group Limited	739	1,583
SEEK Limited	53	1,176
Seven Group Holdings Limited	23	339
Sonic Health Care Ltd.	69	2,001
South32 Limited	673	1,707
Stockland	359	1,144
Suncorp Group Ltd.	192	1,723
Sydney Airport Corporation Limited (a)	198	1,172
Tabcorp Holdings Ltd.	333	1,169
Telstra Corp. Ltd.	626	1,761
TPG Telecom Limited (b)	57	291
Transurban Group	399	4,060
Treasury Wine Estates Limited	100	887
Vicinity Centres RE Ltd	588	699
Washington H Soul Pattinson & Co. Ltd. (b)	19	529
Wesfarmers Ltd.	167	6,662
Westpac Banking Corporation	540	10,031
Wisetech Global Limited	22	828
Woodside Petroleum Ltd.	139	2,392
Woolworths Group Ltd.	185	5,229
WorleyParsons Ltd.	49	346
		175,827
Netherlands 6.2%
Adyen B.V. (a) (c)	4	12,441
Aegon NV (b)	202	1,039
Airbus SE (a)	90	11,847
Akzo Nobel N.V.	28	3,029
argenx SE (a)	7	2,210
ASML Holding	61	45,809
CNH Industrial N.V. (a)	145	2,428
GrandVision (a) (c)	8	250
HAL Trust	13	2,233
Heineken Holding N.V.	15	1,311
Heineken NV	34	3,584
ING Groep N.V.	571	8,293
JDE Peet's N.V.	10	289
Koninklijke Ahold Delhaize N.V.	153	5,097
Koninklijke DSM N.V. (b)	26	5,147
Koninklijke KPN N.V.	528	1,664
Koninklijke Philips N.V.	134	5,943
Koninklijke Vopak N.V.	9	354
NN Group N.V.	47	2,462
Prosus N.V.	126	10,061
Randstad NV (b)	19	1,258
Royal Dutch Shell PLC - Class A	600	13,280
Royal Dutch Shell PLC - Class B	542	11,939
Unibail-Rodamco SE	17	1,275
Universal Music Group N.V. (a) (b)	119	3,187
Wolters Kluwer NV - Class C	39	4,137
		160,567
Sweden 3.7%
Aktiebolaget Electrolux - Class B (b)	38	877
Aktiebolaget Industrivarden - Class A	24	769
Aktiebolaget Industrivarden - Class C	25	783
Aktiebolaget SKF - Class A	2	54
Aktiebolaget SKF - Class B	54	1,267
Aktiebolaget Volvo - Class A	28	643
Aktiebolaget Volvo - Class B	233	5,227
Alfa Laval AB	45	1,671
Assa Abloy AB - Class B	145	4,221
Atlas Copco Aktiebolag - Class A	94	5,701
Atlas Copco Aktiebolag - Class B	57	2,891
Axfood Aktiebolag	16	382
Boliden AB	41	1,314
Castellum AB (b)	34	821
Elekta AB (publ) - Class B	56	624
Embracer Group AB - Class B (a)	83	795
Epiroc Aktiebolag - Class A	94	1,943
Epiroc Aktiebolag - Class B	59	1,039
EQT AB (c)	38	1,564
Ericsson - Class A	8	86
Essity Aktiebolag (publ) - Class A	3	108
Essity Aktiebolag (publ) - Class B	91	2,816
Evolution Gaming Group AB (publ) (c)	26	3,943
Fabege AB (b)	41	621
Fastighets Ab Balder - Class B (a)	15	917
Getinge AB - Class B	33	1,304
Hennes & Mauritz AB - Class B (a)	109	2,213
Hexagon Aktiebolag - Class B	289	4,461
Hexpol AB - Class B	40	451
Holmen Aktiebolag - Class B	14	614
Husqvarna Aktiebolag - Class A	4	51
Husqvarna Aktiebolag - Class B	62	743
ICA Gruppen Aktiebolag	14	636
Indutrade Aktiebolag	35	981

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Intrum AB	10	268
Investmentaktiebolaget Latour - Class B	17	530
Investor Aktiebolag - Class A	78	1,698
Investor Aktiebolag - Class B	268	5,763
Kinnevik AB - Class B (a)	34	1,212
L E Lundbergforetagen AB - Class B	9	482
Lifco Ab (Publ) - Class B	27	719
Lundin Petroleum AB (b)	29	1,073
NIBE Industrier AB - Class B	207	2,610
Nordnet AB	16	294
Saab AB - Class B	12	353
Sandvik AB	160	3,651
Securitas AB - Class B	48	763
Sinch AB (publ) (a) (c)	73	1,422
Skandinaviska Enskilda Banken AB - Class A	234	3,296
Skanska AB - Class B	57	1,434
SSAB AB - Class A (a)	31	151
SSAB AB - Class B (a)	95	406
Svenska Cellulosa Aktiebolaget SCA - Class A	4	58
Svenska Cellulosa Aktiebolaget SCA - Class B	89	1,390
Svenska Handelsbanken AB - Class A	230	2,580
Svenska Handelsbanken AB - Class B	6	73
Swedbank AB - Class A	135	2,717
Swedish Match AB	232	2,033
Swedish Orphan Biovitrum AB (Publ) (a)	30	799
Tele2 AB - Class B (b)	75	1,112
Telefonaktiebolaget LM Ericsson - Class B (b)	415	4,680
Telia Co. AB	368	1,513
Trelleborg AB - Class B	36	777
		96,388
Hong Kong 2.7%
AIA Group Limited	1,775	20,516
ASM Pacific Technology Ltd.	46	508
Bank of East Asia Ltd.	239	386
Budweiser Brewing Company APAC Limited (c)	246	624
Cathay Pacific Airways Limited (a)	121	101
Chow Tai Fook Jewellery Group Limited	331	634
CK Asset Holdings Limited	285	1,646
CK Hutchison Holdings Limited	403	2,684
CK Infrastructure Holdings Limited	84	469
CLP Holdings Ltd.	242	2,327
Dairy Farm International Holdings Ltd. (a)	38	130
ESR Cayman Limited (a) (c)	184	557
Galaxy Entertainment Group Ltd. (a)	296	1,513
Hang Lung Properties Ltd.	277	632
Hang Seng Bank Ltd.	109	1,865
Henderson Land Development Co. Ltd.	204	778
HK Electric Investments Limited	319	317
HKT Trust	546	746
Hong Kong & China Gas Co. Ltd.	1,591	2,406
Hong Kong Exchanges & Clearing Ltd.	174	10,720
Jardine Matheson Holdings Ltd. (a)	38	1,984
JS Global Lifestyle Company Limited (c)	142	329
Link Real Estate Investment Trust	302	2,585
MTR Corp.	231	1,243
New World Development Company Limited	214	868
Power Assets Holdings Ltd.	205	1,201
Sands China Ltd. (a)	362	740
Sino Land Co.	449	600
SJM Holdings Limited (a) (b)	277	189
Sun Hung Kai Properties Ltd.	224	2,785
Swire Pacific Limited - Class B	115	113
Swire Pacific Ltd. - Class A	72	427
Swire Properties Limited	146	365
Techtronic Industries Company Limited	251	4,946
WH Group Limited (c)	1,418	1,007
Wharf Real Estate Investment Company Limited	229	1,179
		70,120
Denmark 2.5%
A P Moller - Maersk A/S - Class A	—	1,150
A P Moller - Maersk A/S - Class B	1	2,344
Ambu A/S - Class B	26	758
Carlsberg A/S - Class B	14	2,362
Chr. Hansen Holding A/S (a)	15	1,253
Coloplast A/S - Class B	17	2,702
Danske Bank A/S	98	1,644
Demant A/S (a)	16	781
DSV Panalpina A/S	31	7,406
Genmab A/S (a)	10	4,187
GN Store Nord A/S	20	1,381
H Lundbeck A/S	9	242
Novo Nordisk A/S - Class B	239	23,101
Novozymes A/S - Class B	30	2,065
Orsted A/S (c)	26	3,506
Pandora A/S (a)	14	1,737
Rockwool International A/S - Class A	1	276
Rockwool International A/S - Class B	1	437
Tryg A/S	46	1,050
Vestas Wind Systems A/S	148	5,921
		64,303
Spain 2.3%
Acciona,S.A.	3	532
ACS, Actividades de Construccion y Servicios, S.A.	38	1,040
AENA, S.M.E., S.A. (a) (c)	11	1,887
Amadeus IT Group SA (c)	66	4,307
Banco Bilbao Vizcaya Argentaria, S.A.	975	6,416
Banco Santander, S.A.	2,539	9,169
CaixaBank, S.A.	651	2,018
Cellnex Telecom, S.A. (c)	81	4,988
Enagas SA	36	801
Endesa SA	48	959
Ferrovial, S.A.	75	2,181
Grifols, S.A.	44	1,071
Iberdrola, Sociedad Anonima (b)	848	8,510
Industria de Diseno Textil, S.A.	164	6,016
MAPFRE, S.A.	128	279
Naturgy Energy Group SA	51	1,279
Red Electrica Corporacion, S.A.	65	1,294
Repsol SA	204	2,667
Siemens Gamesa Renewable Energy, S.A.	34	858
Telefonica SA	753	3,519
		59,791
Italy 2.1%
A2A SpA	237	487
Amplifon S.p.A	12	548
Assicurazioni Generali SpA	179	3,786
Atlantia SpA (a)	75	1,419
Banca Mediolanum SpA	32	345
Banco BPM Societa' Per Azioni	229	717
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	15	340
Davide Campari-Milano S.p.A.	72	1,017
DiaSorin S.p.A.	3	563
Enel SpA	1,129	8,665
ENI SpA	368	4,898
Exor Nederland N.V.	17	1,429
Ferrari N.V.	19	3,897
Finecobank Banca Fineco SPA	91	1,649
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	20	253
Hera S.p.A.	120	489
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	46	514
Intesa Sanpaolo SpA	2,507	7,110
Leonardo S.p.A.	61	500
Mediobanca SpA	110	1,327
Moncler S.p.A.	30	1,819
Nexi S.p.A. (a)	63	1,176
Pirelli & C. S.p.A. (c)	67	393
Poste Italiane - Societa' Per Azioni (c)	69	943
Prysmian S.p.A.	38	1,336
Recordati Industria Chimica E Farmaceutica S.p.A.	15	874
Salvatore Ferragamo. S.p.A. (a)	9	177
Snam Rete Gas SpA	301	1,669
Telecom Italia SpA	1,506	589
Terna – Rete Elettrica Nazionale S.p.A.	210	1,489
UniCredit S.p.A.	317	4,195

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
UnipolSai Assicurazioni S.p.A.	58	163
		54,776
Finland 1.4%
Elisa Oyj	23	1,398
Fortum Oyj	65	1,976
Huhtamaki Oyj	14	652
Kesko Oyj - Class A	14	445
Kesko Oyj - Class B	39	1,346
Kone Corporation	59	4,152
Konecranes Abp	10	390
Neste Oyj	63	3,550
Nokia Oyj (a)	792	4,362
Nokian Renkaat Oyj	20	697
Nordea Bank ABP (a)	515	6,647
Orion Oyj - Class A	3	123
Orion Oyj - Class B	16	634
Outotec Oyj	96	876
Sampo Oyj - Class A	73	3,643
Stora Enso Oyj - Class R	92	1,531
UPM-Kymmene Oyj	78	2,752
Wartsila Oyj	73	867
		36,041
Singapore 1.1%
Ascendas REIT	475	1,047
Capitaland Investment Limited (a)	373	935
CapitaMall Trust	737	1,094
City Developments Ltd.	69	351
ComfortDelgro Corp. Ltd.	306	339
DBS Group Holdings Ltd.	263	5,816
Frasers Property Ltd.	66	55
Genting Singapore Limited	797	420
Great Eastern Holdings Limited	7	113
Jardine Cycle & Carriage Ltd.	13	183
Keppel Corporation Limited	215	817
Keppel REIT Management Limited	253	197
Mapletree Commercial Trust Management Ltd. (c)	305	462
Mapletree North Asia Commercial Trust Management Ltd.	272	193
Olam International Limited	88	114
Oversea-Chinese Banking Corporation Limited	591	4,965
Sembcorp Industries Ltd	112	151
Singapore Airlines Ltd. (a)	197	724
Singapore Airport Terminal Services Ltd. (a)	88	266
Singapore Exchange Ltd.	123	896
Singapore Technologies Engineering Ltd.	224	627
Singapore Telecommunications Limited	1,033	1,861
Suntec Real Estate Investment Trust	287	299
United Overseas Bank Ltd.	225	4,243
UOL Group Ltd.	65	328
Venture Corp. Ltd.	41	538
Wilmar International Limited	426	1,313
		28,347
Belgium 0.9%
Ackermans	3	585
ageas SA/NV	28	1,364
Anheuser-Busch InBev	124	6,998
Colruyt SA	9	477
Elia Group	5	603
Groupe Bruxelles Lambert SA	16	1,731
KBC Groep NV	49	4,419
Proximus	23	450
Sofina	2	936
Solvay SA	11	1,337
Telenet Group Holding	6	238
UCB SA	19	2,111
Umicore	30	1,762
		23,011
Ireland 0.8%
CRH Plc (a)	115	5,371
Flutter Entertainment Public Limited Company (a)	22	4,394
James Hardie Industries Public Limited Company - CDI (a)	66	2,383
Kerry Group Plc	23	3,070
Kingspan Group Plc	23	2,273
Smurfit Kappa Funding Designated Activity Company (a)	37	1,951
		19,442
Norway 0.7%
Aker ASA	16	530
Aker ASA	3	244
DNB ASA (a)	132	3,015
Equinor ASA	156	3,965
Gjensidige Forsikring ASA	29	632
Kongsberg Gruppen ASA	14	383
Leroy Seafood Group ASA	43	354
Mowi ASA	67	1,705
Norsk Hydro ASA	205	1,538
Orkla ASA	111	1,019
SalMar ASA	8	544
Schibsted ASA - Class A	10	498
Schibsted ASA - Class B	14	570
Storebrand ASA	71	676
Subsea 7 S.A. (a)	35	305
Telenor ASA	96	1,619
Yara International ASA	23	1,158
		18,755
Israel 0.4%
Azrieli Group Ltd.	5	452
Bank Hapoalim BM	167	1,469
Bank Leumi Le-Israel BM	219	1,869
Bezeq Israeli Telecommunication Corp. Ltd.	270	318
Elbit Systems Ltd.	4	544
Israel Chemicals Ltd.	100	724
Israel Discount Bank Ltd.	174	926
Mizrahi Tefahot Bank Ltd.	21	695
Nice Ltd. (a)	9	2,636
Teva Pharmaceutical Industries Ltd (a)	156	1,533
		11,166
Poland 0.3%
"Dino Polska" Spolka Akcyjna (a) (c)	6	471
Allegro.eu SA (a) (c)	52	754
Bank Pekao SA	22	570
CD Projekt SA	8	401
Cyfrowy Polsat S.A.	27	244
Grupa LOTOS S.A. (a)	11	162
ING Bank Slaski S.A. (a)	3	156
KGHM Polska Miedz SA	18	713
LPP SA	—	594
mBank (a)	2	185
PGE Polska Grupa Energetyczna S.A. (a)	79	177
Polski Koncern Naftowy Orlen S.A.	38	787
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	179	290
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (a)	119	1,253
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	74	681
Santander Bank Polska SA (a)	3	260
Telekomunikacja Polska SA	90	182
		7,880
Austria 0.3%
Andritz AG	11	592
BAWAG Group AG (c)	11	673
Erste Group Bank AG	44	1,957
EVN AG	5	125
OMV AG	22	1,305
Osterreichische Post Aktiengesellschaft (b)	4	173
Raiffeisen Bank International AG	19	488
Strabag SE	2	77
Telekom Austria Aktiengesellschaft	18	153
Verbund AG	10	1,038
Vienna Insurance Group AG Wiener Versicherung Gruppe	5	130
Voestalpine AG (b)	16	588
		7,299
New Zealand 0.3%
a2 Milk Co. Ltd. (a) (b)	106	471
Auckland International Airport Limited (a)	179	962

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Contact Energy Limited	115	671
Fisher & Paykel Healthcare Corp.	86	1,891
Fletcher Building Ltd.	125	617
Mercury NZ Limited	86	386
Meridian Energy Limited	181	611
Ryman Healthcare Ltd. (b)	63	657
Spark New Zealand Ltd.	279	921
		7,187
Luxembourg 0.3%
ArcelorMittal	98	2,985
Eurofins Scientific SE	18	2,340
Millicom International Cellular SA - SDR (a)	13	463
RTL Group SA (a)	5	291
Tenaris SA	71	746
		6,825
Portugal 0.2%
Banco Espirito Santo SA (a) (d)	413	—
EDP Renovaveis, S.A.	37	911
Energias de Portugal SA	415	2,179
Galp Energia, SGPS, S.A.	68	773
Jeronimo Martins, SGPS, S.A.	35	683
		4,546
United States of America 0.1%
Carnival Plc (a)	23	526
Qiagen N.V. (a)	33	1,708
		2,234
Chile 0.0%
Antofagasta PLC	52	938
Russian Federation 0.0%
Polymetal International PLC	42	707
United Arab Emirates 0.0%
Mediclinic International PLC (a)	63	263
NMC Health PLC (d)	12	—
Mexico 0.0%
Fresnillo PLC	24	254
Macau 0.0%
MGM China Holdings Limited (a)	108	67
Wynn Macau, Limited (a) (b)	218	185
		252
China 0.0%
China Evergrande New Energy Vehicle Group Limited (a) (b)	331	129
Malta 0.0%
BGP Holdings PLC (a) (d)	479	—
Total Common Stocks (cost $2,112,783)		2,521,627
PREFERRED STOCKS 2.1%
Switzerland 1.6%
Lindt & Spruengli AG	—	1,733
Roche Holding AG	103	37,701
Schindler Holding AG (a)	6	1,575
		41,009
Germany 0.5%
Bayerische Motoren Werke AG	8	614
Henkel AG & Co. KGaA (f)	26	2,398
Porsche Automobil Holding SE (f)	22	2,204
Sartorius AG	4	2,326
Volkswagen AG (f)	27	6,049
		13,591
Spain 0.0%
Grifols, S.A.	39	585
Italy 0.0%
Telecom Italia SpA	883	358
Total Preferred Stocks (cost $42,501)		55,543
RIGHTS 0.0%
France 0.0%
Veolia Environnement-VE (a) (g)	80	66
Total Rights (cost $0)		66
SHORT TERM INVESTMENTS 2.0%
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund, 0.01% (e) (h)	47,042	47,042
Investment Companies 0.2%
JNL Government Money Market Fund, 0.01% (e) (h)	5,905	5,905
Total Short Term Investments (cost $52,947)		52,947
Total Investments 101.2% (cost $2,208,231)		2,630,183
Other Derivative Instruments (0.0)%		(125)
Other Assets and Liabilities, Net (1.2)%		(31,708)
Total Net Assets 100.0%		2,598,350

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL International Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc.	—	221	250	—	29	—	—	—
Prudential Public Limited Company	—	6,932	351	20	62	799	7,442	0.3
	—	7,153	601	20	91	799	7,442	0.3

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	06/18/21	405	471	—
Adevinta ASA - Class B	04/26/21	640	598	—
Adyen B.V.	04/26/21	8,164	12,441	0.5
AENA, S.M.E., S.A.	04/26/21	1,488	1,887	0.1
Allegro.eu SA	06/18/21	833	754	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL International Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Group SA	04/26/21	3,337	4,307	0.2
Amundi	04/26/21	795	768	—
BAWAG Group AG	04/26/21	535	673	—
Budweiser Brewing Company APAC Limited	04/26/21	911	624	—
Cellnex Telecom, S.A.	04/26/21	3,763	4,988	0.2
Convatec Group PLC	04/26/21	696	705	—
Covestro AG	04/26/21	1,942	1,738	0.1
Delivery Hero SE	04/26/21	2,650	3,450	0.1
EQT AB	04/26/21	930	1,564	0.1
ESR Cayman Limited	04/26/21	572	557	—
Evolution Gaming Group AB (publ)	04/26/21	2,693	3,943	0.2
GrandVision	04/26/21	248	250	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/26/21	515	514	—
JS Global Lifestyle Company Limited	04/26/21	421	329	—
Mapletree Commercial Trust Management Ltd.	04/26/21	531	462	—
Orsted A/S	04/26/21	2,094	3,506	0.1
Pirelli & C. S.p.A.	04/26/21	399	393	—
Poste Italiane - Societa' Per Azioni	04/26/21	606	943	0.1
Siemens Healthineers AG	06/18/21	2,386	2,609	0.1
Sinch AB (publ)	06/18/21	1,214	1,422	0.1
TUI AG - Class N	04/26/21	673	535	—
WH Group Limited	04/26/21	1,185	1,007	0.1
Worldline	04/26/21	2,666	2,705	0.1
Zalando SE	04/26/21	1,906	2,399	0.1
		45,198	56,542	2.2

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	131	December 2021	EUR	5,414	(24)	(130)
FTSE 100 Index	25	December 2021	GBP	1,754	—	19
S&P/ASX 200 Index	15	December 2021	AUD	2,761	25	(19)
TOPIX Index	28	December 2021	JPY	572,618	(18)	(37)
					(17)	(167)

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	12/15/21	AUD	2,506	1,813	(37)
AUD/USD	RBC	12/15/21	AUD	1,196	865	(9)
EUR/USD	BOA	12/15/21	EUR	4,720	5,476	(110)
EUR/USD	RBC	12/15/21	EUR	2,215	2,570	(37)
GBP/USD	CIT	12/15/21	GBP	1,833	2,470	(52)
GBP/USD	RBC	12/15/21	GBP	787	1,061	(21)
JPY/USD	RBC	12/15/21	JPY	235,004	2,113	(22)
JPY/USD	UBS	12/15/21	JPY	524,538	4,716	(45)
USD/AUD	BMO	12/15/21	AUD	(179)	(130)	(1)
USD/AUD	BMO	12/15/21	AUD	(1,277)	(923)	13
USD/AUD	BOA	12/15/21	AUD	(558)	(404)	5
USD/AUD	CBA	12/15/21	AUD	(188)	(136)	3
USD/AUD	HSB	12/15/21	AUD	(185)	(133)	2
USD/AUD	UBS	12/15/21	AUD	(185)	(134)	2
USD/EUR	BCL	12/15/21	EUR	(84)	(98)	2
USD/EUR	BOA	12/15/21	EUR	(781)	(907)	15
USD/EUR	CBA	12/15/21	EUR	(331)	(384)	4
USD/EUR	CIT	12/15/21	EUR	(334)	(388)	9
USD/EUR	HSB	12/15/21	EUR	(904)	(1,049)	11
USD/EUR	UBS	12/15/21	EUR	(2,452)	(2,844)	52
USD/GBP	BCL	12/15/21	GBP	(212)	(286)	—
USD/GBP	BMO	12/15/21	GBP	(1,133)	(1,528)	36
USD/GBP	BOA	12/15/21	GBP	(423)	(570)	16
USD/GBP	UBS	12/15/21	GBP	(72)	(96)	2
USD/JPY	BMO	12/15/21	JPY	(61,860)	(556)	7
USD/JPY	BOA	12/15/21	JPY	(61,765)	(555)	8
USD/JPY	CBA	12/15/21	JPY	(62,200)	(560)	8
USD/JPY	UBS	12/15/21	JPY	(20,390)	(183)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL International Index Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	UBS	12/15/21	JPY	(326,580)	(2,936)	32
					6,284	(108)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	3,744	2,517,391	492	2,521,627
Preferred Stocks	55,543	—	—	55,543
Rights	—	66	—	66
Short Term Investments	52,947	—	—	52,947
	112,234	2,517,457	492	2,630,183
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	19	—	—	19
Open Forward Foreign Currency Contracts	—	227	—	227
	19	227	—	246
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(186)	—	—	(186)
Open Forward Foreign Currency Contracts	—	(335)	—	(335)
	(186)	(335)	—	(521)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.2%
Industrials 17.3%
Acuity Brands, Inc.	56	9,694
AECOM (a)	226	14,257
AGCO Corporation	97	11,867
ASGN Incorporated (a)	83	9,371
Avis Budget Group, Inc. (a)	75	8,693
Axone Intelligence Inc. (a)	103	18,018
Brink's Co.	78	4,927
Builders FirstSource, Inc. (a)	325	16,805
Carlisle Cos. Inc.	82	16,241
Clean Harbors Inc. (a)	79	8,203
Colfax Corp. (a)	204	9,341
Crane Co.	78	7,393
Curtiss-Wright Corp.	64	8,074
Donaldson Co. Inc.	197	11,295
Dycom Industries, Inc. (a)	48	3,418
EMCOR Group, Inc.	85	9,787
EnerSys	66	4,945
Flowserve Corporation	204	7,066
Fluor Corp. (a) (b)	222	3,544
FTI Consulting Inc. (a)	54	7,225
GATX Corporation	56	4,986
Graco Inc.	266	18,620
Gxo Logistics Inc. (a)	154	12,115
Herman Miller Inc. (a)	119	4,473
Hexcel Corp. (a)	132	7,849
Hubbell Inc.	85	15,399
IAA Spinco Inc. (a)	213	11,606
Insperity, Inc.	57	6,274
ITT Industries Holdings, Inc.	136	11,661
JetBlue Airways Corporation (a)	498	7,610
KAR Auction Services, Inc. (a)	188	3,083
Kennametal Inc.	132	4,522
Kirby Corp. (a)	96	4,582
Knight-Swift Transportation Holdings Inc. - Class A	258	13,219
Landstar System Inc. (a)	60	9,532
Lennox International Inc.	54	15,766
Lincoln Electric Holdings Inc. (a)	93	11,983
ManpowerGroup Inc.	86	9,266
MasTec Inc. (a)	90	7,770
Mercury Systems Inc. (a)	89	4,230
Middleby Corp. (a)	87	14,865
MSA Safety Inc.	57	8,313
MSC Industrial Direct Co. - Class A	74	5,935
Nordson Corp. (a)	85	20,185
Nvent Electric Public Limited Company	265	8,559
Oshkosh Corp.	108	11,007
Owens Corning Inc.	162	13,819
Regal-Beloit Corp.	64	9,654
Ryder System, Inc.	85	7,024
Saia, Inc. (a)	41	9,817
Simpson Manufacturing Co. Inc.	69	7,329
Stericycle Inc. (a)	144	9,777
SunRun Inc. (a)	321	14,143
Terex Corp.	110	4,648
Tetra Tech, Inc. (a)	85	12,651
Timken Co.	109	7,119
Toro Co.	168	16,347
Trex Company, Inc. (a)	181	18,432
Trinity Industries Inc.	129	3,496
Univar Solutions Inc. (a)	268	6,387
Valmont Industries Inc.	33	7,806
Watsco Inc.	52	13,672
Werner Enterprises Inc. (a)	97	4,305
Woodward Governor Co. (a)	100	11,321
XPO Logistics, Inc. (a)	154	12,291
		633,612
Consumer Discretionary 15.2%
Adient Public Limited Company (a)	149	6,195
American Eagle Outfitters, Inc.	238	6,137
AutoNation, Inc. (a)	69	8,410
Boyd Gaming Corporation (a)	127	8,052
Brunswick Corp.	122	11,650
Callaway Golf Co. (a)	184	5,089
Capri Holdings Limited (a)	238	11,530
Carter's Inc.	70	6,767
Choice Hotels International Inc.	51	6,507
Churchill Downs Inc. (a)	54	13,040
Columbia Sportswear Co. (a)	55	5,258
Cracker Barrel Old Country Store, Inc. (a)	37	5,185
Crocs Inc. (a)	98	14,028
Dana Holding Corp.	230	5,115
Deckers Outdoor Corp. (a)	43	15,620
Dick's Sporting Goods Inc. (b)	103	12,299
Five Below, Inc. (a)	88	15,518
Foot Locker, Inc.	142	6,499
Fox Factory Holding Corp. (a)	66	9,582
GameStop Corp. - Class A (a) (b)	98	17,142
Gentex Corp. (a)	374	12,346
Graham Holdings Co. - Class B	6	3,768
Grand Canyon Education, Inc. (a)	71	6,272
H & R Block, Inc.	281	7,024
Harley-Davidson, Inc.	241	8,819
Helen of Troy Ltd (a)	38	8,544
Jack in the Box Inc. (a)	34	3,329
KB Home	141	5,469
Kohl's Corporation	245	11,527
Lear Corporation	94	14,694
Lithia Motors Inc. - Class A	47	15,032
Marriott Vacations Worldwide Corporation	67	10,523
Mattel, Inc. (a)	551	10,219
Murphy USA Inc.	38	6,278
Nordstrom Inc. (a)	172	4,559
Ollie's Bargain Outlet Holdings Inc. (a)	96	5,758
Papa John's International Inc. (a)	51	6,521
Polaris Industries Inc.	90	10,754
PROG Holdings, Inc.	105	4,409
RH (a)	27	17,808
Scientific Games Corporation (a) (b)	149	12,369
Service Corp. International	263	15,828
Six Flags Operations Inc.	120	5,089
Skechers U.S.A. Inc. - Class A (a)	211	8,897
Taylor Morrison Home II Corporation - Class A (a)	198	5,098
Tempur Sealy International, Inc.	309	14,344
Texas Roadhouse Inc. - Class A (a)	110	10,036
The Goodyear Tire & Rubber Company (a)	440	7,789
The Wendy's Company	279	6,049
Thor Industries Inc.	87	10,643
Toll Brothers Inc.	183	10,101
TopBuild Corp. (a)	52	10,567
TRI Pointe Homes, Inc. (a)	180	3,775
Urban Outfitters Inc. (a)	104	3,088
Victoria's Secret & Co. (a)	119	6,559
Visteon Corporation (a)	44	4,191
Williams-Sonoma Inc.	118	20,886
Wingstop Inc. (a)	47	7,633
Wyndham Destinations, Inc.	136	7,442
Wyndham Hotels & Resorts, Inc.	146	11,307
YETI Holdings, Inc. (a)	137	11,743
		556,710
Information Technology 14.9%
ACI Worldwide, Inc. (a)	184	5,645
ADS Alliance Data Systems, Inc.	78	7,856
Amkor Technology, Inc. (a)	158	3,946
Arrow Electronics, Inc. (a)	113	12,635
Aspen Technology, Inc. (a)	106	13,068
Avnet, Inc. (a)	157	5,808
Belden Inc.	71	4,149
Blackbaud, Inc. (a)	66	4,674
Brooks Automation Inc. (a)	117	11,998
CACI International Inc. - Class A (a)	37	9,665
CDK Global, Inc. (a)	192	8,176
Ciena Corp. (a)	242	12,452
Cirrus Logic Inc. (a)	91	7,475
CMC Materials Inc. (a)	46	5,708

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Cognex Corp. (a)	277	22,228
Coherent Inc. (a)	39	9,691
CommVault Systems Inc. (a)	72	5,457
Concentrix Solutions Corporation (a)	67	11,943
Cree, Inc. (a)	181	14,610
Digital Turbine USA, Inc. (a)	137	9,425
Envestnet, Inc. (a)	85	6,843
Fair Isaac Corporation (a)	45	17,709
First Solar, Inc. (a)	155	14,797
Genpact Limited	271	12,858
II-VI Incorporated (a)	165	9,823
J2 Cloud Services, LLC (a)	76	10,334
Jabil Inc.	229	13,379
KBR, Inc.	222	8,752
Lattice Semiconductor Corp. (a)	214	13,817
Littelfuse Inc. (a)	39	10,536
Liveramp, Inc. (a)	108	5,085
Lumentum Holdings Inc. (a)	119	9,930
Manhattan Associates Inc. (a)	99	15,206
MAXIMUS Inc.	97	8,071
Mimecast Uk Limited (a)	96	6,127
MKS Instruments, Inc. (a)	87	13,112
National Instruments Corp. (a)	209	8,199
NCR Corporation (a)	207	8,008
NetScout Systems, Inc. (a)	117	3,160
Paylocity Holding Corporation (a)	62	17,362
Qualys, Inc. (a)	52	5,830
Sabre Corporation (a)	503	5,955
SailPoint Technologies Holdings, Inc. (a)	146	6,242
Science Applications International Corp.	91	7,761
Semtech Corp. (a)	102	7,923
Silicon Laboratories Inc. (a)	64	8,987
SolarEdge Technologies Ltd. (a)	82	21,737
Synaptics Incorporated (a)	55	9,908
SYNNEX Corporation	65	6,813
Teradata Corporation (a)	171	9,795
Universal Display Corporation (a)	68	11,612
Upstate Property Rentals, LLC (a)	60	5,727
ViaSat, Inc. (a)	115	6,352
Vishay Intertechnology Inc.	210	4,227
Vontier Corporation	265	8,887
Wex, Inc. (a)	70	12,361
Xerox Holdings Corporation (a)	217	4,390
		544,224
Financials 14.8%
Affiliated Managers Group, Inc.	65	9,824
Alleghany Corporation (a)	22	13,570
American Financial Group, Inc.	104	13,034
Associated Banc-Corp	239	5,119
BancorpSouth Bank	170	5,076
Bank of Hawaii Corporation	64	5,220
Bank OZK (a)	192	8,254
Brighthouse Financial, Inc. (a)	131	5,933
Cathay General Bancorp (a)	123	5,095
CIT Group Inc.	156	8,123
CNO Financial Group, Inc.	202	4,748
Commerce Bancshares Inc. (a)	167	11,601
Cullen/Frost Bankers Inc.	89	10,523
East West Bancorp, Inc.	222	17,243
Essent Group Ltd.	175	7,706
Evercore Inc. - Class A	63	8,367
FactSet Research Systems Inc.	59	23,386
Federated Investors, Inc. - Class B	149	4,843
First American Financial Corporation	172	11,545
First Financial Bankshares, Inc. (a)	202	9,300
First Horizon National Corporation	861	14,021
FirstCash, Inc. (a)	64	5,586
FNB Corp.	499	5,804
Fulton Financial Corp. (a)	260	3,972
Glacier Bancorp, Inc. (a)	167	9,226
Hancock Whitney Co. (a)	136	6,399
Hanover Insurance Group Inc.	56	7,302
Home BancShares, Inc. (a)	236	5,552
Interactive Brokers Group, Inc. - Class A (a)	137	8,561
International Bancshares Corporation (a)	84	3,499
Janus Henderson Group PLC	271	11,199
Jefferies Financial Group Inc.	312	11,579
Kemper Corp.	94	6,304
Kinsale Capital Group, Inc. (a)	34	5,419
LendingTree, Inc. (a)	18	2,503
Mercury General Corp.	42	2,350
MGIC Investment Corp.	536	8,011
Navient Corporation (a)	265	5,228
New York Community Bancorp Inc. - Series A	734	9,453
Old Republic International Corp.	445	10,300
PacWest Bancorp (a)	183	8,314
Pinnacle Financial Partners, Inc. (a)	120	11,298
Primerica, Inc.	62	9,494
Prosperity Bancshares Inc.	147	10,430
Reinsurance Group of America, Incorporated	107	11,937
RenaissanceRe Holdings Ltd	74	10,366
RLI Corp.	62	6,242
SEI Investments Co. (a)	169	10,042
Selective Insurance Group Inc. (a)	95	7,152
Signature Bank	95	25,890
SLM Corporation	483	8,497
Sterling Bancorp	301	7,524
Stifel Financial Corp.	165	11,237
Synovus Financial Corp.	231	10,143
Texas Capital Bancshares, Inc. (a)	79	4,743
UMB Financial Corp. (a)	68	6,567
Umpqua Holdings Corp.	344	6,973
United Bankshares Inc. (a)	204	7,419
Unum Group	308	7,726
Valley National Bancorp (a)	636	8,470
Washington Federal Inc. (a)	107	3,680
Webster Financial Corp.	142	7,719
Wintrust Financial Corporation	90	7,259
		539,900
Health Care 10.6%
Acadia Healthcare Company, Inc. (a)	142	9,038
Amedisys, Inc. (a)	51	7,617
Arrowhead Pharmaceuticals Inc (a)	163	10,194
Chemed Corporation	25	11,545
Emergent BioSolutions Inc. (a)	73	3,676
Encompass Health Corporation	156	11,697
Envista Holdings Corporation (a)	254	10,624
Exelixis, Inc. (a)	493	10,431
Globus Medical Inc. - Class A (a)	123	9,392
Haemonetics Corp. (a)	80	5,667
Halozyme Therapeutics, Inc. (a)	224	9,110
HealthEquity, Inc. (a)	131	8,453
Hill-Rom Holdings Inc.	103	15,473
ICU Medical, Inc. (a)	31	7,265
Integra LifeSciences Holdings Corp. (a)	113	7,709
Jazz Pharmaceuticals Public Limited Company (a)	96	12,484
LHC Group, Inc. (a)	50	7,779
LivaNova PLC (a)	83	6,554
Masimo Corp. (a)	79	21,499
Medpace Holdings, Inc. (a)	45	8,543
Molina Healthcare, Inc. (a)	92	24,846
Nektar Therapeutics (a)	290	5,204
Neogen Corp. (a)	170	7,390
Neurocrine Biosciences, Inc. (a)	148	14,225
NuVasive Inc. (a)	81	4,859
Option Care Health, Inc. (a)	218	5,286
Patterson Cos. Inc. (a)	135	4,057
Penumbra, Inc. (a)	54	14,362
Perrigo Company Public Limited Company	203	9,605
Progyny, Inc. (a)	106	5,940
Quidel Corporation (a)	60	8,439
R1 RCM Inc. (a)	211	4,649
Repligen Corporation (a)	80	23,170
Staar Surgical Co. (a)	74	9,523
Syneos Health, Inc. - Class A (a)	162	14,188
Tandem Diabetes Care Inc. (a)	96	11,509
Tenet Healthcare Corporation (a)	168	11,143

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
United Therapeutics Corporation (a)	70	12,985
		386,130
Real Estate 9.7%
American Campus Communities, Inc.	219	10,589
Apartment Income REIT Corp.	246	12,003
Brixmor Property Group Inc.	469	10,360
Camden Property Trust	158	23,256
CoreSite Realty Corporation	70	9,649
Corporate Office Properties Trust	177	4,765
Cousins Properties Incorporated	235	8,752
Cyrusone LLC (a)	195	15,071
Douglas Emmett, Inc.	276	8,727
EastGroup Properties Inc.	63	10,540
EPR Properties	118	5,832
First Industrial Realty Trust, Inc.	202	10,534
Healthcare Realty Trust Inc.	229	6,828
Highwoods Properties Inc.	163	7,152
Hudson Pacific Properties Inc.	240	6,298
JBG Smith Properties	183	5,412
Jones Lang LaSalle Incorporated (a)	79	19,719
Kilroy Realty Corporation	165	10,950
Lamar Advertising Co. - Class A (a)	136	15,426
Life Storage Inc.	123	14,083
Macerich Co. (b)	332	5,555
Medical Properties Trust, Inc.	934	18,742
National Retail Properties, Inc.	275	11,882
National Storage Affiliates Trust	128	6,776
Omega Healthcare Investors, Inc.	372	11,148
Park Hotels & Resorts Inc. (a)	370	7,082
Pebblebrook Hotel Trust	209	4,681
Physicians Realty Trust	339	5,981
PotlatchDeltic Corp. (a)	106	5,486
PS Business Parks, Inc.	32	4,969
Rayonier Inc.	219	7,828
Rexford Industrial Realty, Inc.	217	12,317
Sabra Health Care REIT, Inc. (a)	340	5,003
SL Green Realty Corp.	106	7,509
Spirit Realty Capital, Inc.	188	8,641
STORE Capital Corp.	385	12,332
Urban Edge Properties	174	3,190
		355,068
Materials 5.9%
AptarGroup, Inc.	104	12,403
Ashland Global Holdings Inc.	89	7,929
Avient Corporation	143	6,619
Cabot Corp.	90	4,510
Cleveland-Cliffs Inc. (a) (b)	713	14,119
Commercial Metals Co.	191	5,818
Compass Minerals International, Inc.	54	3,453
Eagle Materials Inc.	66	8,668
Greif Inc. - Class A	42	2,737
Ingevity Corporation (a)	62	4,451
Louisiana-Pacific Corp.	150	9,227
Minerals Technologies Inc.	52	3,660
NewMarket Corp.	11	3,856
Olin Corporation	226	10,914
Reliance Steel & Aluminum Co.	99	14,168
Royal Gold Inc. (a)	103	9,812
RPM International Inc.	203	15,794
Scotts Miracle-Gro Co.	64	9,335
Sensient Technologies Corporation	66	6,004
Silgan Holdings Inc. (a)	132	5,062
Sonoco Products Co.	155	9,245
Steel Dynamics Inc. (a)	304	17,777
The Chemours Company	261	7,592
United States Steel Corporation	423	9,294
Valvoline, Inc.	285	8,893
Worthington Industries Inc.	52	2,755
		214,095
Consumer Staples 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	215	11,800
Boston Beer Co. Inc. - Class A (a)	15	7,489
Casey's General Stores Inc. (a)	58	11,009
Coty Inc. - Class A (a)	503	3,954
Darling Ingredients Inc. (a)	254	18,268
Energizer Holdings, Inc.	99	3,862
Flowers Foods Inc.	315	7,434
Grocery Outlet Holding Corp. (a)	137	2,953
Hain Celestial Group Inc. (a)	130	5,547
Ingredion Inc.	106	9,414
Lancaster Colony Corp. (a)	31	5,281
Nu Skin Enterprises, Inc. - Class A	80	3,236
Performance Food Group, Inc. (a)	241	11,176
Pilgrim's Pride Corporation (a)	76	2,212
Post Holdings, Inc. (a)	92	10,188
Sanderson Farms Inc. (a)	33	6,281
Sprouts Farmers Market, Inc. (a)	180	4,176
Tootsie Roll Industries Inc. (b)	27	817
		125,097
Utilities 3.2%
ALLETE, Inc.	83	4,919
Black Hills Corporation	99	6,220
Essential Utilities, Inc.	351	16,152
Hawaiian Electric Industries Inc.	173	7,066
IDACORP Inc.	80	8,243
MDU Resources Group Inc.	317	9,405
National Fuel Gas Company	143	7,493
New Jersey Resources Corp.	151	5,247
NorthWestern Corp. (a)	80	4,612
OGE Energy Corp.	316	10,410
One Gas, Inc.	84	5,330
PNM Resources, Inc.	135	6,695
Southwest Gas Corp.	91	6,112
Spire, Inc.	81	4,941
UGI Corp.	328	13,965
		116,810
Energy 2.5%
Antero Midstream Corporation	509	5,308
ChampionX Corporation (a)	318	7,099
Cimarex Energy Co.	161	14,046
CNX Resources Corporation (a)	344	4,340
DT Midstream, Inc.	152	7,007
EQT Corporation (a)	466	9,526
Equitrans Midstream Corp.	640	6,493
HollyFrontier Corp. (a)	234	7,749
Murphy Oil Corporation	230	5,742
NOV Inc. (a)	589	7,723
Targa Resources Corp.	358	17,636
		92,669
Communication Services 1.7%
Cable One, Inc.	8	14,070
Iridium Communications Inc. (a)	207	8,252
John Wiley & Sons Inc. - Class A	69	3,620
New York Times Co. - Class A	262	12,909
TEGNA Inc.	349	6,882
Telephone & Data Systems Inc.	154	3,004
TripAdvisor Inc. (a)	154	5,209
World Wrestling Entertainment, Inc. - Class A	71	3,994
Yelp Inc. (a)	108	4,019
		61,959
Total Common Stocks (cost $3,777,628)		3,626,274
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (c) (d)	25,764	25,764
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	21,223	21,223
Total Short Term Investments (cost $46,987)		46,987
Total Investments 100.5% (cost $3,824,615)		3,673,261
Other Derivative Instruments (0.0)%		(493)
Other Assets and Liabilities, Net (0.5)%		(18,638)
Total Net Assets 100.0%		3,654,130

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P MidCap 400 Index	112	December 2021	29,595	(493)	(103)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,626,274	—	—	3,626,274
Short Term Investments	46,987	—	—	46,987
	3,673,261	—	—	3,673,261
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(103)	—	—	(103)
	(103)	—	—	(103)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.3%
Financials 17.4%
Allegiance Bancshares, Inc. (a)	54	2,071
Ambac Financial Group, Inc. (a)	132	1,890
American Equity Investment Life Holding Company	227	6,719
Ameris Bancorp (a)	183	9,504
Amerisafe, Inc. (a)	53	2,976
Assured Guaranty Ltd.	202	9,443
Axos Financial, Inc. (a)	148	7,610
B. Riley & Co., LLC (a)	45	2,681
Banc of California, Inc.	126	2,328
BancFirst Corporation (a)	52	3,134
BankUnited, Inc.	257	10,737
Banner Corporation (a)	97	5,355
Berkshire Hills Bancorp, Inc.	138	3,710
Blucora, Inc. (a)	135	2,099
Brightsphere Investment Group Inc.	164	4,279
Brookline Bancorp, Inc. (a)	214	3,270
Cadence Bancorporation - Class A	349	7,663
Capitol Federal Financial (a)	363	4,165
Central Pacific Financial Corp.	79	2,037
City Holdings Co. (a)	43	3,371
Columbia Banking System Inc. (a)	216	8,202
Community Bank System Inc.	149	10,203
Customers Bancorp, Inc. (a)	82	3,509
CVB Financial Corp. (a)	358	7,295
Dime Community Bancshares, Inc. (a)	95	3,089
Donnelley Financial Solutions, Inc. (a)	84	2,899
Eagle Bancorp Inc. (a)	89	5,112
eHealth, Inc. (a)	67	2,706
Ellington Financial Inc. (b)	131	2,399
Employer Holdings Inc.	79	3,137
Encore Capital Group, Inc. (a)	83	4,098
Enova International, Inc. (a)	101	3,492
EZCORP, Inc. - Class A (a)	141	1,070
FB Financial Corporation	98	4,211
First Bancorp. (a)	78	3,375
First Bancorp.	585	7,699
First Commonwealth Financial Corporation	263	3,587
First Financial Bancorp. (a)	264	6,178
First Hawaiian, Inc. (a)	358	10,516
First Midwest Bancorp, Inc. (a)	319	6,060
Flagstar Bancorp, Inc.	144	7,317
Genworth Financial, Inc. - Class A (a)	1,397	5,239
Granite Point Mortgage Trust Inc.	151	1,990
Great Western Bancorp Inc.	155	5,061
Green Dot Corporation - Class A (a)	153	7,710
Greenhill & Co. Inc.	41	595
Hanmi Financial Corp. (a)	89	1,779
HCI Group, Inc.	18	1,938
Heritage Financial Corporation (a)	102	2,606
Hilltop Holdings Inc.	176	5,751
HomeStreet, Inc. (a)	59	2,408
Hope Bancorp, Inc. (a)	345	4,978
Horace Mann Educators Corp.	116	4,624
Independent Bank Corp. (a)	91	6,943
Independent Bank Group, Inc. (a)	103	7,290
Investors Bancorp, Inc. (a)	623	9,411
James River Group, Inc. (a)	105	3,973
Lakeland Financial Corp. (a)	70	4,959
Meta Financial Group, Inc. (a)	89	4,684
Mr. Cooper Group Inc. (a)	234	9,631
National Bank Holdings Corp. - Class A	87	3,541
NBT Bancorp Inc. (a)	122	4,392
NMI Holdings Inc. - Class A (a)	236	5,338
Northfield Bancorp Inc. (a)	126	2,161
Northwest Bancshares Inc. (a)	356	4,729
OFG Bancorp	143	3,614
Old National Bancorp (a)	465	7,879
Pacific Premier Bancorp, Inc. (a)	262	10,848
Palomar Holdings, Inc. (a)	66	5,318
Park National Corp.	41	4,938
Piper Jaffray Cos.	40	5,550
Preferred Bank (a)	38	2,561
ProAssurance Corporation	149	3,546
Provident Financial Services, Inc.	215	5,056
Renasant Corporation (a)	158	5,700
S&T Bancorp Inc. (a)	112	3,288
Safety Insurance Group, Inc. (a)	39	3,106
Seacoast Banking Corp. of Florida (a)	156	5,258
SelectQuote, Inc. (a)	327	4,227
ServisFirst Bancshares, Inc.	136	10,550
Simmons First National Corp. - Class A (a)	304	8,972
SiriusPoint Ltd (a)	239	2,211
Southside Bancshares, Inc. (a)	90	3,433
Stewart Information Services Corp.	75	4,772
StoneX Group Inc. (a)	47	3,115
The Bancorp, Inc. (a)	156	3,976
The PRA Group, Inc. (a)	128	5,406
Tompkins Financial Corp.	33	2,638
Triumph Bancorp, Inc. (a)	65	6,538
Trupanion Inc. (a)	95	7,394
Trustco Bank Corp N Y (a)	54	1,716
Trustmark Corp. (a)	175	5,646
Two Harbors Investment Corp.	880	5,579
United Community Banks, Inc. (a)	243	7,976
United Fire Group Inc. (a)	63	1,443
Universal Insurance Holdings, Inc.	84	1,090
Veritex Holdings Inc. (a)	139	5,469
Virtus Partners, Inc. (a)	20	6,258
Walker & Dunlop, Inc.	81	9,186
Westamerica Bancorp (a)	75	4,241
WisdomTree Investments, Inc. (a)	307	1,738
World Acceptance Corp. (a) (b)	11	2,161
WSFS Financial Corp. (a)	133	6,847
		502,171
Industrials 16.3%
AAON, Inc. (a)	116	7,548
AAR Corp. (a)	93	3,006
ABM Industries Incorporated	188	8,473
Aerojet Rocketdyne Holdings, Inc. (a)	209	9,088
AeroVironment, Inc. (a)	64	5,517
Alamo Group Inc.	28	3,861
Albany International Corp. - Class A	89	6,872
Allegiant Travel Company (a)	42	8,218
American Woodmark Corporation (a)	47	3,087
Apogee Enterprises, Inc. (a)	72	2,711
Applied Industrial Technologies, Inc.	109	9,814
Arcbest Corporation (a)	72	5,861
Arcosa, Inc.	135	6,751
Astec Industries, Inc. (a)	62	3,360
Atlas Air Worldwide Holdings, Inc. (a)	76	6,186
AZZ Inc.	69	3,661
Barnes Group Inc.	131	5,448
Boise Cascade Company	110	5,957
Brady Corp. - Class A	136	6,876
Chart Industries, Inc. (a)	99	18,862
CIRCOR International, Inc. (a)	55	1,830
Comfort Systems USA Inc.	100	7,148
Deluxe Corp.	118	4,246
DXP Enterprises Inc. (a)	49	1,449
Echo Global Logistics, Inc. (a)	73	3,500
Encore Wire Corp. (a)	58	5,495
Enerpac Tool Group Corp. - Class A	169	3,502
EnPro Industries, Inc.	58	5,035
ESCO Technologies Inc.	72	5,531
Exponent, Inc. (a)	144	16,319
Federal Signal Corporation	169	6,532
Forrester Research Inc. (a)	31	1,522
Forward Air Corp. (a)	75	6,206
Franklin Electric Co. Inc. (a)	109	8,683
Gibraltar Industries Inc. (a)	90	6,270
GMS Inc. (a)	120	5,267
Granite Construction Incorporated	129	5,084
Greenbrier Cos. Inc.	91	3,908
Griffon Corporation	132	3,238
Harsco Corporation (a)	217	3,684

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Hawaiian Holdings, Inc. (a)	143	3,088
Heartland Express Inc. (a)	132	2,118
Heidrick & Struggles International Inc. (a)	55	2,450
Hillenbrand Inc.	202	8,608
HNI Corp.	124	4,542
HUB Group Inc. - Class A (a)	95	6,502
Insteel Industries, Inc.	56	2,121
Interface Inc. - Class A (a)	168	2,550
John Bean Technologies Corp.	88	12,362
Kaman Corp.	79	2,814
Kelly Services Inc. - Class A (a)	98	1,857
Korn Ferry	155	11,195
Lindsay Corp.	31	4,646
Lydall Inc. (a)	49	3,027
Marten Transport Ltd. (a)	168	2,630
Matson Intermodal - Paragon, Inc.	120	9,701
Matthews International Corp. - Class A (a)	87	3,021
Meritor, Inc. (a)	197	4,200
Moog Inc. - Class A	82	6,273
Mueller Industries Inc.	160	6,563
MYR Group Inc. (a)	47	4,682
National Presto Industries Inc.	14	1,142
Now, Inc. (a)	318	2,435
Patrick Industries, Inc. (a)	62	5,191
PGT Innovations, Inc. (a)	167	3,181
Pitney Bowes Inc.	466	3,361
Powell Industries Inc. (a)	26	641
Proto Labs Inc. (a)	77	5,098
Quanex Building Products Corp.	94	2,004
Raven Industries Inc. (a)	101	5,810
Resideo Technologies, Inc. (a)	399	9,888
Resources Connection, Inc. (a)	91	1,435
SkyWest Inc. (a)	139	6,859
SPX Corp. (a)	125	6,685
SPX Flow, Inc.	115	8,412
Standex International Corp.	34	3,394
Tennant Co.	53	3,906
Titan International, Inc. (a)	152	1,085
Triumph Group Inc. (a)	177	3,303
TrueBlue, Inc. (a)	97	2,629
UFP Industries, Inc. (a)	171	11,636
UniFirst Corp.	43	9,081
US Ecology Parent, Inc. (a)	89	2,863
Veritiv Corp. (a)	39	3,456
Viad Corp (a)	56	2,561
Vicor Corp. (a)	60	8,023
Wabash National Corp.	141	2,133
Watts Water Technologies Inc. - Class A	76	12,827
		469,595
Consumer Discretionary 13.5%
Abercrombie & Fitch Co. - Class A (a)	173	6,501
Adtalem Global Education Inc. (a)	139	5,239
American Axle & Manufacturing Holdings, Inc. (a)	322	2,837
American Public Education, Inc. (a)	51	1,297
America's Car Mart, Inc. (a)	17	1,991
Asbury Automotive Group, Inc. (a)	54	10,522
Barnes & Noble Education, Inc. (a) (b)	98	977
Bed Bath & Beyond Inc. (a)	293	5,066
Big Lots, Inc.	95	4,123
BJ's Restaurants, Inc. (a)	65	2,727
Bloomin' Brands, Inc. (a)	224	5,596
Boot Barn Holdings, Inc. (a)	82	7,311
Brinker International Inc. (a)	126	6,191
Buckle Inc.	80	3,163
Caleres Inc.	108	2,391
Cato Corp. - Class A	52	858
Cavco Industries Inc. (a)	24	5,668
Century Communities Inc.	83	5,128
Cheesecake Factory Inc. (a)	135	6,338
Chico's FAS Inc. (a)	331	1,488
Childrens Place Retail Stores Inc. (a)	39	2,957
Chuy's Holdings Inc. (a)	54	1,706
Conn's Inc. (a)	51	1,167
Cooper-Standard Holdings Inc. (a)	50	1,088
Dave & Buster's Entertainment Inc. (a)	106	4,056
Designer Brands Inc. - Class A (a)	163	2,275
Dine Brands Global Inc. (a)	49	3,938
Dorman Products Inc. (a)	80	7,614
El Pollo Loco Holdings Inc. (a)	54	904
Ethan Allen Interiors Inc.	64	1,524
Fiesta Restaurant Group, Inc. (a) (b)	52	570
Fossil Group, Inc. (a)	134	1,583
Genesco Inc. (a)	40	2,284
Gentherm Incorporated (a)	93	7,535
G-III Apparel Group, Ltd. (a)	122	3,460
Group 1 Automotive Inc.	50	9,371
Guess Inc.	108	2,278
Haverty Furniture Cos. Inc.	43	1,460
Hibbett Sports Inc. (a)	43	3,012
Installed Building Products, Inc.	65	6,969
iRobot Corp. (a) (b)	79	6,178
Kontoor Brands, Inc.	132	6,600
La-Z-Boy Inc.	127	4,092
LCI Industries	71	9,532
LGI Homes, Inc. (a)	60	8,500
Liquidity Services, Inc. (a)	75	1,618
Lumber Liquidators, Inc. (a)	81	1,518
M/I Homes, Inc. (a)	81	4,694
Macy's, Inc.	864	19,532
MarineMax Inc. (a)	62	2,998
MDC Holdings Inc.	157	7,355
Medifast, Inc.	32	6,238
Meritage Homes Corporation (a)	104	10,103
Monarch Casino & Resort Inc. (a)	37	2,451
Monro Inc. (a)	94	5,419
Motorcar Parts of America Inc. (a)	51	1,003
Movado Group Inc.	45	1,410
Office Depot, Inc. (a)	131	5,254
Oxford Industries Inc.	45	4,029
Perdoceo Education Corporation (a)	197	2,081
PetMed Express Inc. (a) (b)	58	1,558
Red Robin Gourmet Burgers, Inc. (a)	43	999
Regis Corp. (a)	76	265
Rent-A-Center, Inc. (a)	168	9,459
Ruth's Hospitality Group Inc. (a)	90	1,864
Sally Beauty Holdings, Inc. (a)	318	5,354
Shake Shack Inc. - Class A (a)	108	8,482
Shoe Carnival Inc. (a)	51	1,653
Shutterstock Inc.	65	7,383
Signet Jewelers Limited	146	11,509
Sleep Number Corporation (a)	66	6,204
Sonic Automotive, Inc. - Class A	60	3,140
Stamps.com Inc. (a)	51	16,737
Standard Motor Products Inc.	54	2,377
Steven Madden Ltd. (a)	216	8,673
Strategic Education, Inc. (a)	64	4,514
Sturm Ruger & Co. Inc.	49	3,616
The Aaron's Company, Inc.	89	2,455
Tupperware Brands Corp. (a)	140	2,959
Unifi Inc. (a)	39	863
Universal Electronics Inc. (a)	39	1,910
Vera Bradley, Inc. (a)	70	656
Vista Outdoor Inc. (a)	161	6,501
Winnebago Industries Inc.	94	6,843
Wolverine World Wide, Inc.	230	6,875
WW International, Inc. (a)	135	2,459
Zumiez Inc. (a)	59	2,363
		389,439
Information Technology 12.9%
3D Systems Corporation (a)	346	9,551
8x8, Inc. (a)	311	7,285
ADTRAN, Inc. (a)	134	2,519
Advanced Energy Industries, Inc. (a)	106	9,309
Agilysys, Inc. (a)	55	2,856
Alarm.Com Holdings, Inc. (a)	128	9,994
Applied Optoelectronics, Inc. (a) (b)	58	415
Arlo Technologies, Inc. (a)	222	1,424
Axcelis Technologies, Inc. (a)	93	4,389

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Badger Meter, Inc.	81	8,154
Benchmark Electronics, Inc.	97	2,597
Bottomline Technologies Inc. (a)	108	4,250
CalAmp Corp. (a)	101	1,000
CEVA Inc. (a)	64	2,737
Cohu Inc. (a)	137	4,382
Comtech Telecommunications Corp. (a)	72	1,851
CSG Systems International, Inc. (a)	92	4,428
CTS Corp.	93	2,860
Daktronics Inc. (a)	101	546
Diebold Nixdorf Inc. (a)	205	2,077
Digi International Inc. (a)	96	2,016
Diodes Inc. (a)	125	11,281
DSP Group, Inc. (a)	60	1,310
Ebix Inc. (a)	65	1,740
ePlus Inc. (a)	38	3,871
EVERTEC, Inc.	168	7,663
ExlService Holdings Inc. (a)	92	11,301
Extreme Networks, Inc. (a)	356	3,504
Fabrinet (a)	102	10,460
FARO Technologies Inc. (a)	52	3,396
FormFactor Inc. (a)	218	8,119
Harmonic, Inc. (a)	290	2,541
Ichor Holdings, Ltd. (a)	79	3,261
Insight Enterprises, Inc. (a)	96	8,678
InterDigital Communications, Inc. (a)	86	5,857
Itron Inc. (a)	125	9,461
Knowles Corporation (a)	258	4,836
Kulicke & Soffa Industries Inc. (a)	171	9,994
LivePerson, Inc. (a)	180	10,586
Mantech International Corp. - Class A (a)	77	5,854
MaxLinear, Inc. (a)	195	9,600
Methode Electronics Inc.	107	4,508
NETGEAR, Inc. (a)	87	2,762
Onespan, Inc. (a)	96	1,804
Onto Innovation Inc. (a)	138	9,946
OSI Systems Inc. (a)	47	4,446
PC Connection, Inc. (a)	31	1,358
PDF Solutions Inc. (a)	83	1,921
Perficient, Inc. (a)	91	10,540
Photronics Inc. (a)	174	2,377
Plantronics Inc. (a)	116	2,978
Plexus Corp. (a)	79	7,094
Power Integrations Inc. (a)	167	16,537
Progress Software Corp. (a)	121	5,932
Rambus Inc. (a)	301	6,674
Rogers Corp. (a)	52	9,658
Sanmina Corp. (a)	182	7,015
ScanSource Inc. (a)	72	2,491
SMART Global Holdings, Inc. (a)	60	2,663
SPS Commerce, Inc. (a)	99	16,008
TTEC Holdings, Inc. (a)	51	4,787
TTM Technologies, Inc. (a)	296	3,718
Ultra Clean Holdings, Inc. (a)	124	5,297
Unisys Corp. (a)	189	4,742
Veeco Instruments Inc. (a) (b)	142	3,162
Viavi Solutions Inc. (a)	632	9,953
Xperi Holding Corporation (a)	293	5,512
		371,836
Health Care 12.3%
Addus HomeCare Corporation (a)	43	3,453
Allscripts Healthcare Solutions, Inc. (a)	344	4,602
AMN Healthcare Services, Inc. (a)	131	15,020
Amphastar Pharmaceuticals, Inc. (a)	103	1,964
AngioDynamics, Inc. (a)	105	2,726
ANI Pharmaceuticals, Inc. (a)	27	882
Anika Therapeutics, Inc. (a)	39	1,640
Apollo Medical Holdings, Inc. (a) (b)	102	9,315
Avanos Medical, Inc. (a)	132	4,130
BioLife Solutions, Inc. (a)	82	3,478
Cara Therapeutics, Inc. (a)	114	1,762
Cardiovascular Systems Inc. (a)	110	3,624
Coherus Biosciences, Inc. (a) (b)	178	2,865
Collegium Pharmaceutical, Inc. (a)	98	1,941
Community Health Systems Inc. (a)	341	3,990
Computer Programs & Systems Inc. (a)	40	1,419
Conmed Corp. (a)	81	10,554
Corcept Therapeutics Inc. (a)	293	5,763
Corvel Corp. (a)	26	4,805
Covetrus, Inc. (a)	284	5,147
Cross Country Healthcare Inc. (a)	101	2,146
CryoLife Inc. (a)	112	2,494
Cutera Inc. (a)	46	2,158
Cytokinetics, Incorporated (a)	233	8,311
Eagle Pharmaceuticals Inc. (a)	33	1,866
Enanta Pharmaceuticals, Inc. (a)	50	2,840
Endo International Public Limited Company (a)	663	2,148
Fulgent Genetics, Inc. (a) (b)	53	4,732
Glaukos Corp. (a)	129	6,191
Hanger, Inc. (a)	100	2,199
Healthcare Services Group Inc. (a)	198	4,946
Healthstream, Inc. (a)	69	1,962
Heska Corporation (a)	29	7,593
Innoviva, Inc. (a)	172	2,881
Inogen, Inc. (a)	56	2,407
Integer Holdings Corporation (a)	92	8,257
Invacare Corp. (a)	101	483
Lantheus Holdings Inc. (a) (b)	190	4,872
LeMaitre Vascular Inc. (a)	53	2,789
Ligand Pharmaceuticals Incorporated (a)	46	6,412
Magellan Health Services Inc. (a)	65	6,173
Mednax, Inc. (a)	242	6,880
Meridian Bioscience Inc. (a)	122	2,354
Merit Medical Systems Inc. (a)	141	10,127
Mesa Laboratories, Inc. (a)	14	4,365
ModivCare Inc. (a)	34	6,167
Myriad Genetics, Inc. (a)	217	6,999
Natus Medical Inc. (a)	94	2,353
Neogenomics Laboratories, Inc. (a)	341	16,457
Nextgen Healthcare Inc. (a)	152	2,139
Omnicell, Inc. (a)	120	17,883
Orasure Technologies, Inc. (a) (b)	204	2,306
Organogenesis Holdings Inc. - Class A (a)	167	2,379
Orthofix Medical Inc. (a)	55	2,113
Owens & Minor Inc.	208	6,519
Pacira Biosciences, Inc. (a)	123	6,872
Phibro Animal Health Corporation - Class A (a)	55	1,174
Prestige Consumer Healthcare Inc. (a)	140	7,837
RadNet Inc. (a)	121	3,546
Regenxbio Inc. (a)	103	4,315
Select Medical Holdings Corporation	294	10,636
Simulations Plus Inc. (a)	42	1,664
Spectrum Pharmaceuticals, Inc. (a)	446	973
Supernus Pharmaceuticals Inc. (a)	150	4,013
SurModics Inc. (a)	39	2,169
Tabula Rasa HealthCare Inc. (a) (b)	63	1,643
Tactile Systems Technology, Inc. (a)	54	2,414
The Ensign Group, Inc. (a)	146	10,937
The Joint Corp (a)	40	3,880
The Pennant Group, Inc. (a)	72	2,031
Tivity Health, Inc. (a)	120	2,770
U. S. Physical Therapy, Inc.	35	3,924
uniQure N.V. (a)	93	2,965
Vanda Pharmaceuticals Inc. (a)	152	2,605
Varex Imaging Corporation (a)	110	3,111
Vericel Corporation (a) (b)	131	6,391
Xencor, Inc. (a)	161	5,250
Zynex, Inc. (a) (b)	53	604
		353,705
Real Estate 9.1%
Acadia Realty Trust	247	5,042
Agree Realty Corporation	191	12,638
Alexander & Baldwin, LLC	202	4,734
American Assets Trust, Inc.	146	5,478
Apollo Commercial Real Estate Finance, Inc. (b)	370	5,489
Armada Hoffler Properties, Inc.	167	2,238
ARMOUR Residential REIT, Inc. (b)	224	2,413
Brandywine Realty Trust	477	6,405

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Capstead Mortgage Corporation	273	1,827
Caretrust REIT, Inc. (a)	268	5,437
Centerspace	39	3,638
Chatham Lodging Trust (a)	141	1,723
Community Healthcare Trust Incorporated	64	2,890
CoreCivic, Inc. (a)	329	2,929
DiamondRock Hospitality Co. (a)	580	5,483
Diversified Healthcare Trust (a)	682	2,312
Dwight A. Walker Real Estate, Inc. - Class A	51	1,584
Easterly Government Properties, Inc.	231	4,774
Essential Properties Realty Trust, Inc.	327	9,130
Four Corners Property Trust, Inc.	210	5,643
Franklin Street Properties Corp.	280	1,298
Getty Realty Corp.	107	3,128
Global Net Lease Inc.	278	4,453
Hersha Hospitality Trust - Class A (a)	94	877
Independence Realty Trust, Inc.	293	5,956
Industrial Logistics Properties Trust (a)	180	4,567
Innovative Industrial Properties, Inc.	66	15,321
Invesco Mortgage Capital Inc. (b)	800	2,519
iStar Inc. (b)	201	5,046
Kite Realty Naperville, LLC	236	4,814
KKR Real Estate Finance Trust Inc.	103	2,183
Lexington Realty Trust	768	9,792
LTC Properties Inc.	108	3,425
Mack-Cali Realty Corporation (a)	226	3,863
Marcus & Millichap Inc. (a)	70	2,847
New York Mortgage Trust Inc. (a)	1,064	4,534
NexPoint Residential Trust, Inc.	63	3,911
Office Properties Income Trust (a)	137	3,479
PennyMac Mortgage Investment Trust	275	5,406
Ready Capital Corporation	155	2,243
Realogy Holdings Corp. (a)	327	5,736
Redwood Trust Inc.	317	4,091
Retail Opportunity Investments Corp. (a)	340	5,916
Retail Properties of America, Inc. - Class A	601	7,742
RPT Realty	228	2,910
Safehold Inc.	38	2,710
Saul Centers Inc.	35	1,547
Service Properties Trust (a)	462	5,184
SITE Centers Corp.	496	7,664
St. Joe Co.	90	3,804
Summit Hotel Properties Inc. (a)	291	2,803
Tanger Factory Outlet Centers Inc. (b)	289	4,713
The GEO Group, Inc. (a) (b)	345	2,580
Uniti Group Inc. (a) (b)	654	8,090
Universal Health Realty Income Trust	36	1,966
Urstadt Biddle Properties Inc. - Class A	82	1,546
Washington REIT	233	5,774
Whitestone REIT	120	1,177
Xenia Hotels & Resorts Inc. (a)	320	5,683
		263,105
Materials 5.1%
AdvanSix Inc.	77	3,078
Allegheny Technologies Incorporated (a)	357	5,936
American Vanguard Corporation	76	1,150
Arconic Corporation (a)	299	9,440
Balchem Corporation (a)	90	12,999
Carpenter Technology Corp.	135	4,415
Century Aluminum Co. (a)	141	1,898
Clearwater Paper Corporation (a)	49	1,867
Domtar Corp. (a)	139	7,586
Ferro Corporation (a)	228	4,630
FutureFuel Corp.	77	550
GCP Applied Technologies Inc. (a)	146	3,204
Glatfelter Corporation	126	1,774
H.B. Fuller Company	145	9,375
Hawkins Inc. (a)	52	1,798
Haynes International Inc. (a)	34	1,274
Innospec Inc. (a)	69	5,822
Kaiser Aluminum Corporation (a)	44	4,758
Koppers Holdings Inc. (a)	59	1,850
Kraton Corporation (a)	89	4,059
Livent Corporation (a)	448	10,358
Materion Corp.	57	3,908
Mercer International Inc. (a)	107	1,244
Myers Industries Inc.	101	1,976
Neenah Inc.	46	2,139
O-I Glass, Inc. (a)	441	6,292
Olympic Steel, Inc. (a)	28	686
Park Aerospace Technologies Corp. (a)	48	655
Quaker Chemical Corp.	37	8,811
Rayonier Advanced Materials Inc. (a)	175	1,316
Schweitzer-Mauduit International Inc.	86	2,986
Stepan Co.	60	6,763
SunCoke Energy, Inc.	239	1,500
TimkenSteel Corp. (a)	110	1,440
Tredegar Corp.	73	886
Trinseo S.A.	107	5,773
Warrior Met Coal, Inc.	141	3,280
		147,476
Energy 4.9%
Archrock, Inc.	371	3,058
Bonanza Creek Energy, Inc.	80	3,826
Bristow Group Inc. (a)	63	2,009
Callon Petroleum Company (a) (b)	108	5,308
CONSOL Mining Corporation (a)	87	2,273
Core Laboratories N.V.	131	3,634
DMC Global Inc. (a)	51	1,883
Dorian LPG Ltd. (a)	80	992
Dril-Quip Inc. (a)	101	2,532
Green Plains Renewable Energy Inc. (a)	146	4,756
Helix Energy Solutions Group, Inc. (a) (b)	405	1,571
Helmerich & Payne Inc.	303	8,292
Laredo Petroleum, Inc. (a) (b)	35	2,842
Matador Resources Co.	304	11,565
Matrix Service Co. (a)	81	850
Nabors Industries Ltd (a)	21	2,028
Oceaneering International, Inc. (a)	281	3,740
Oil States International Inc. (a)	183	1,172
Par Pacific Holdings, Inc. (a)	126	1,983
Patterson-UTI Energy Inc. (a)	520	4,676
PBF Energy Inc. - Class A (a)	267	3,465
PDC Energy, Inc. (a)	273	12,940
Penn Virginia Corporation (a)	42	1,119
Propetro Holding Corp. (a)	232	2,008
Range Resources Corporation (a)	719	16,277
Reg Biofuels, LLC (a)	139	6,978
REX Stores Corp. (a)	15	1,218
RPC Inc. (a)	188	916
SM Energy Company	331	8,741
Southwestern Energy Co. (a)	1,879	10,410
Talos Energy Inc. (a)	110	1,518
U.S. Silica Holdings, Inc. (a)	209	1,666
World Fuel Services Corp.	175	5,886
		142,132
Consumer Staples 4.0%
B&G Foods, Inc. (b)	182	5,434
Calavo Growers Inc. (a)	47	1,791
Cal-Maine Foods Inc. (a)	103	3,717
Celsius Holdings, Inc. (a)	103	9,300
Central Garden & Pet Co. (a)	27	1,289
Central Garden & Pet Co. - Class A (a)	111	4,793
Coca-Cola Consolidated Inc. (a)	13	5,039
Del Monte Fresh Produce Company	92	2,966
E.L.F. Beauty, Inc. (a)	127	3,684
Edgewell Personal Care Colombia S A S	150	5,438
Inter Parfums Inc. (a)	50	3,728
J&J Snack Foods Corp. (a)	42	6,381
John B. Sanfilippo & Son Inc. (a)	25	2,079
MGPI Processing, Inc. (a)	35	2,295
National Beverage Corp. (a)	65	3,408
PriceSmart Inc. (a)	67	5,207
Seneca Foods Corp. - Class A (a)	18	878
SpartanNash Co. (a)	102	2,227
The Andersons, Inc. (a)	85	2,605
The Chefs' Warehouse, Inc. (a)	92	2,997
The Simply Good Foods Company (a)	233	8,031

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Treehouse Foods, Inc. (a)	156	6,235
United Natural Foods Inc. (a)	158	7,653
Universal Corp.	67	3,256
USANA Health Sciences, Inc. (a)	33	3,060
Vector Group Ltd.	367	4,680
WD-40 Co. (a)	38	8,892
		117,063
Communication Services 2.1%
AMC Networks, Inc. - Class A (a)	82	3,831
ATN International Limited (a)	31	1,468
Cinemark Holdings, Inc. (a) (b)	299	5,743
Cogent Communications Group, Inc. (a)	119	8,398
Consolidated Communications Holdings Inc. (a)	196	1,797
EW Scripps Co. - Class A (a)	160	2,887
Gannett Media Corp. (a)	394	2,631
Marcus Corp. (a) (b)	62	1,079
Meredith Corporation (a)	114	6,343
QuinStreet, Inc. (a)	140	2,451
Scholastic Corp. (a)	86	3,080
Shenandoah Telecommunications Company (a)	141	4,458
TechTarget, Inc. (a)	70	5,754
Vonage Holdings Corp. (a)	695	11,207
		61,127
Utilities 1.7%
American States Water Company	103	8,849
Avista Corporation	195	7,638
California Water Service Group	144	8,471
Chesapeake Utilities Corporation	49	5,877
Middlesex Water Co. (a)	49	5,040
Northwest Natural Holding Company	86	3,951
South Jersey Industries Inc. (b)	313	6,660
Unitil Corp.	43	1,831
		48,317
Total Common Stocks (cost $2,913,358)		2,865,966
INVESTMENT COMPANIES 0.2%
iShares S&P SmallCap 600 Index ETF	53	5,800
Total Investment Companies (cost $5,744)		5,800
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	25,724	25,724
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (c) (d)	8,420	8,420
Total Short Term Investments (cost $34,144)		34,144
Total Investments 100.7% (cost $2,953,246)		2,905,910
Other Derivative Instruments (0.0)%		(136)
Other Assets and Liabilities, Net (0.7)%		(21,095)
Total Net Assets 100.0%		2,884,679
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	129	December 2021	14,193	(136)	2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,865,966	—	—	2,865,966
Investment Companies	5,800	—	—	5,800
Short Term Investments	34,144	—	—	34,144
	2,905,910	—	—	2,905,910
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2	—	—	2
	2	—	—	2

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 44.1%
Information Technology 10.6%
Advanced Micro Devices, Inc. (a)	3	303
Adyen B.V. (a) (b)	3	9,155
Afterpay Limited - ADR (a)	3	223
Alteryx, Inc. - Class A (a)	2	147
Analog Devices, Inc. (a)	24	4,075
Avalara, Inc. (a)	23	4,062
Broadcom Inc. (a)	8	3,923
CDW Corp. (a)	23	4,139
Clearwater Analytics Holdings, Inc. - Class A (a)	243	6,223
Cloudera, Inc. (a)	334	5,326
Coherent Inc. (a)	19	4,809
dLocal Ltd - Class A (a)	3	159
DocuSign, Inc. (a)	13	3,234
Duck Creek Technologies, Inc. (a)	60	2,659
EVERTEC, Inc.	156	7,110
Five9 Inc. (a)	8	1,224
Global Mixed-mode Technology Inc.	179	1,480
Intuit Inc. (a)	6	3,446
Jack Henry & Associates Inc. (a)	17	2,790
Lotes Co.,Ltd	1	12
MagnaChip Semiconductor, Ltd. (a)	35	622
Medallia, Inc. (a)	25	852
Micron Technology, Inc. (a)	16	1,154
Nanya Technology Corp.	526	1,228
nCino, Inc. (a)	38	2,702
NEXON Co.,Ltd.	56	908
Nuance Communications, Inc. (a)	72	3,951
NXP Semiconductors N.V.	6	1,146
Open Text Corporation (a)	8	380
Oracle Corporation	181	15,762
Salesforce.Com, Inc. (a)	47	12,722
SK Hynix Inc.	40	3,403
TE Connectivity Ltd. (b)	27	3,647
The Trade Desk, Inc. - Class A (a)	47	3,292
Tripod Technology Corp.	470	1,869
UCHI Technologies Berhad	969	723
Velo3D, Inc (a)	—	—
Visa Inc. - Class A	69	15,302
Wiwynn Corporation	31	964
Xilinx, Inc. (a)	69	10,408
Zeta Global Holdings Corp. - Class A (a)	—	1
		145,535
Communication Services 6.0%
Activision Blizzard, Inc. (a)	21	1,626
Alphabet Inc. - Class A (a)	6	15,284
Alphabet Inc. - Class C (a)	6	18,001
Auto Trader Group PLC	522	4,127
Baidu, Inc. - Class A (a) (b)	53	1,019
Baidu, Inc. - Class A - ADR (a)	5	773
Bharti Airtel Ltd. (a)	115	1,060
Booking Holdings Inc. (a)	—	437
Charter Communications, Inc. - Class A (a)	5	3,874
Comcast Corporation - Class A (a)	84	4,674
Eletromidia S.A. (a)	841	2,855
Facebook, Inc. - Class A (a)	58	19,754
Innocean Worldwide Inc.	18	927
Krafton, Inc. (a)	—	142
Mediaalpha, Inc. - Class A (a)	185	3,448
MGM Holdings, Inc. - Class A (a) (c)	6	762
Naspers Ltd. - Class N	6	874
SoftBank Group Corp.	26	1,510
Ubisoft Entertainment (a)	15	872
		82,019
Financials 5.7%
Accelerate Acquisition Corp. (a)	—	—
Accelerate Acquisition Corp. - Class A (a)	33	322
ACE Convergence Acquisition Corp. - Class A (a)	66	657
ACKRELL SPAC Partners I Co. (a)	78	798
African Gold Acquisition Corp. (a)	2	19
Agile Growth Corp. (a)	13	125
Agricultural Bank of China Limited - Class H	2,529	871
Alkuri Global Acquisition Corp. - Class A (a) (d)	1	5
Alpha Partners Technology Merger Corp. (a)	—	4
Altimar Acquisition Corp. III (a)	8	77
Altimeter Growth Corp. 2 - Class A (a)	17	171
Altitude Acquisition Corp. - Class A (a)	26	256
American International Group, Inc.	76	4,192
Angel Pond Holdings Corp (a)	10	101
AON Public Limited Company - Class A	11	3,277
Apollo Strategic Growth Capital - Class A (a)	32	311
Apollo Strategic Growth Capital II (a)	2	22
Ares Acquisition Corp. (a)	5	53
Arrowroot Acquisition Corp. - Class A (a)	27	264
Artemis Strategic Investment Corp. (a)	14	139
Artisan Acquisition Corp. - Class A (a)	—	3
Athena Technology Acquisition Corp. - Class A (a) (d)	3	32
Atlantic Coastal Acquisition Corp. (a)	16	159
Austerlitz Acquisition Corp I - Class A (a)	34	340
Avanti Acquisition Corp. - Class A (a)	13	122
Broadscale Acquisition Corp. (a)	9	89
Capstar Special Purpose Acquisition Corp. - Class A (a)	17	172
Cerberus Telecom Acquisition Corp. - Class A (a)	18	142
China Construction Bank Corporation - Class H	1,210	862
CHP Merger Corp. - Class A (a)	18	184
Churchill Capital Corp VII (a)	8	79
CIIG Capital Partners II, Inc. (a)	14	137
Citigroup Inc.	49	3,414
Climate Real Impact Solutions II Acquisition Corporation - Class A (a)	—	3
CM Life Sciences III Inc. - Class A (a)	14	140
Cohn Robbins Holdings Corp. - Class A (a)	56	546
Colicity Inc. (a)	17	173
Colonnade Acquisition Corp. II (a) (d)	13	130
CONX Corp. - Class A (a)	29	286
COVA Acquisition Corp. (a)	4	36
Decarbonization Plus Acquisition Corporation III - Class A (a)	3	31
DHC Acquisition Corporation (a)	7	67
Digital Transformation Opportunities Corp. (a)	1	8
Direct Selling Acquisition Corp. (a)	5	50
Disruptive Acquisition Corporation I (a)	13	132
Dragoneer Growth Opportunities Corp. II - Class A (a)	23	231
E.Merge Technology Acquisition Corp. - Class A (a)	58	570
ECP Environmental Growth Opportunities Corp. - Class A (a)	30	293
EG Acquisition Corp. - Class A (a)	19	186
Elliott Opportunity II Corp. (a)	3	34
Elliott Opportunity II Corp. - Class A (a)	18	171
Environmental Impact Acquisition Corp. - Class A (a)	9	92
Equity Distribution Acquisition Corp. - Class A (a)	68	669
ESM Acquisition Corporation (a)	—	—
Eucrates Biomedical Acquisition Corp. (a)	—	—
Fintech Acquisition Corp. VI (a)	8	84
FirstMark Horizon Acquisition Corp. (a)	12	121
Flagstar Bancorp, Inc.	4	221
Flame Acquisition Corp. (a)	13	133
Foresight Acquisition Corp. - Class A (a)	—	4
Forest Road Acquisition Corp. II (a)	13	133
Fortress Value Acquisition Corp. IV (a) (d)	5	51
FTAC Athena Acquisition Corp. - Class A (a)	13	128
FTAC Hera Acquisition Corp. (a)	1	13
FTAC Parnassus Acquisition Corp. - Class A (a)	8	83
Fusion Acquisition Corp. II (a)	12	114
G Squared Ascend I Inc. (a)	15	147
G Squared Ascend I Inc. - Class A (a)	8	80
G Squared Ascend II, Inc. (a)	7	72
Gigcapital4, Inc. (a)	22	222
Glenfarne Merger Corp. (a)	13	134
Global Partner Acquisition Corporation II (a)	5	50
Goal Acquisitions Corp. (a)	45	442
Golden Arrow Merger Corp. (a)	13	133
Gores Holdings VII, Inc. (a)	—	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Gores Holdings VIII, Inc. (a)	3	25
Gores Holdings VIII, Inc. - Class A (a)	—	2
Gores Technology Partners II, Inc. (a)	—	1
Gores Technology Partners II, Inc. - Class A (a)	2	19
Gores Technology Partners, Inc. - Class A (a)	6	56
Groupe Bruxelles Lambert SA	31	3,369
GS Acquisition Holdings Corp II - Class A (a)	15	156
GX Acquisition Corp. II (a)	7	69
Haymaker Acquisition Corp. III (a)	18	183
Healthcare Services Acquisition Corporation - Class A (a)	5	52
Horizon Acquisition Corp II - Class A (a)	8	74
HPX Corp. - Class A (a)	41	406
Hudson Executive Investment Corp. III (a)	13	132
Industrial and Commercial Bank of China Limited - Class H	1,862	1,032
Interprivate II Acquisition Corp. (a)	3	29
Interprivate III Financial Partners Inc. - Class A (a)	3	30
Interprivate IV Infratech Partners Inc. (a)	10	100
Investindustrial Acquisition Corp. - Class A (a)	9	85
Isleworth Healthcare Acquisition Corp. (a)	—	4
Isos Acquisition Corp. - Class A (a)	9	88
Jaws Hurricane Acquisition Corp - Class A (a)	2	20
Jaws Juggernaut Acquisition Corp. (a)	12	119
Jaws Mustang Acquisition Corp. - Class A (a)	12	116
Jefferies Financial Group Inc.	79	2,945
KakaoBank Corp. (a)	3	184
KB Financial Group Inc.	31	1,446
Kensington Capital Acquisition Corp. V (a)	33	341
Khosla Ventures Acquisition Co III - Class A (a)	17	168
Khosla Ventures Acquisition Co. - Class A (a)	5	48
Kismet Acquisition Three Corp. (a)	13	133
Kismet Acquisition Three Corp. - Class A (a)	8	75
KKR Acquisition Holdings I Corp. (a)	17	171
KL Acquisition Corp. - Class A (a)	93	904
Kludein I Acquisition Corp. (a)	20	200
L Catterton Asia Acquisition Corp - Class A (a)	3	27
Landcadia Holdings IV Inc. (a)	13	135
Landcadia Holdings IV Inc. - Class A (a)	18	171
Lazard Growth Acquisition Corp. I (a)	—	4
Lead Edge Growth Opportunities, Ltd (a)	1	12
Lionheart Acquisition Corporation II - Class A (a)	17	171
Live Oak Acquisition Corp. II Pipe (a) (c)	7	69
Live Oak Crestview Climate Acquisition Corp. (a)	21	202
LPL Financial Holdings Inc. (a)	9	1,362
M3-Brigade Acquisition II Corp. - Class A (a)	14	140
Macondray Capital Acquisition Corp. I (a)	19	192
Magnum Opus Acquisition Limited - Class A (a)	3	33
MarketWise, Inc. - Class A (a)	7	58
Marquee Raine Acquisition Corp. - Class A (a)	3	26
Mason Industrial Technology, Inc. (a)	27	268
Medicus Sciences Acquisition Corp. - Class A (a)	9	88
Merida Merger Corp. I (a)	73	726
Metals Acquisition Corp. (a)	6	59
Mission Advancement Corp. (a)	8	79
Montes Archimedes Acquisition Corp. - Class A (a) (e)	86	860
Monument Circle Acquisition Corp. (a)	1	8
Moody's Corp.	12	4,163
NextGen Acquisition Corp. II - Class A (a)	13	134
Northern Genesis Acquisition Corp. III (a)	4	36
Northern Star Investment Corp. III (a)	6	59
Northern Star Investment Corp. IV (a)	5	45
One Equity Partners Open Water I Corp. (a)	25	246
Orion Acquisition Corp. (a)	3	27
OTP Bank Plc (a)	29	1,710
Peridot Acquisition Corp. II (a)	8	75
Peridot Acquisition Corp. II - Class A (a)	5	47
Pershing Square Tontine Holdings, Ltd. - Class A (a)	13	248
Pine Technology Acquisition Corp. (a)	13	125
Ping An Insurance (Group) Co of China Ltd - Class H	75	512
Plum Acquisition Corp. I (a)	10	102
Post Holdings Partnering Corporation - Series A (a)	17	163
Primerica, Inc.	46	7,143
Pt. Bank Pembangunan Daerah Jawa Timur Tbk	13,542	681
Public Joint Stock Society "Sberbank of Russia" - ADR (a)	69	1,303
Queen's Gambit Growth Capital (a)	11	108
Queen's Gambit Growth Capital - Class A (a)	22	218
Reinvent Technology Partners Y - Class A (a)	36	356
Rocket Internet Growth Opportunities Corp. (a)	6	62
Ross Acquisition Corp. II (a)	2	25
RXR Acquisition Corp. (a)	—	1
Ryan Specialty Group Holdings, Inc. - Class A (a)	130	4,387
SCP & Co Healthcare Acquisition Company (a)	5	50
SEI Investments Co. (a)	42	2,466
Shelter Acquisition Corporation I (a) (c)	2	—
Shelter Acquisition Corporation I (a)	16	157
Signature Bank	2	579
Silver Spike Acquisition Corp II (a)	1	14
Simon Property Group Acquisition Holdings, Inc. (a)	17	173
Simon Property Group Acquisition Holdings, Inc. - Class A (a)	26	254
Slam Corp. (a)	8	76
Soar Technology Acquisition Corp. (a)	3	34
Social Capital Hedosophia Holdings Corp. VI - Class A (a) (f)	20	207
Sports Entertainment Acquisition Corp. (a)	19	207
Stratim Cloud Acquisition Corp. (a)	7	72
Supernova Partners Acquisition Company III, Ltd. - Class A (a)	28	267
Switchback II Corporation - Class A (a)	17	171
Tailwind Acquisition Corp. - Class A (a)	53	517
TCW Special Purpose Acquisition Corp (a)	1	13
Thunder Bridge Capital Partners III, Inc. - Class A (a)	19	182
Tiga Acquisition Corp. (a)	44	441
Tio Tech A (a)	3	32
TLG Acquisition One Corp. (a)	13	133
Trebia Acquisition Corp. - Class A (a)	64	630
Tuscan Holdings Corp. (a)	77	778
Twelve Seas Investment Company II (a)	13	128
Virgin Group Acquisition Corp. II - Class A (a)	35	341
W. R. Berkley Corporation	60	4,359
Warburg Pincus Capital Corporation I—A - Class A (a)	5	49
Wells Fargo & Company	69	3,179
Woori Financial Group Inc.	27	267
		78,837
Consumer Discretionary 5.3%
Alibaba Group Holding Limited (a) (b)	122	2,246
Alibaba Group Holding Limited - ADR (a)	68	10,035
Amazon.com, Inc. (a)	6	20,670
Cazoo Group Ltd - Class A (a)	46	361
China Yongda Automobiles Services Holdings Ltd.	2,047	2,977
Compagnie Financiere Richemont SA	13	1,336
Fix Price Group Ltd (e) (g)	206	1,853
Flutter Entertainment Public Limited Company (a)	4	728
Fusheng Precision Co., Ltd.	134	860
GVC Holdings PLC (a)	44	1,250
JNBY Design Limited (b)	384	666
Jumbo S.A. - Class R	55	895
Marriott International, Inc. - Class A (a)	10	1,408
O-TA Precision Industry Co., Ltd.	114	635
Pool Corporation (a)	9	4,092
Prosus N.V.	33	2,630
Sportsman's Warehouse Holdings, Inc. (a) (f)	52	907
Stamps.com Inc. (a)	6	1,864
Texhong Textile Group Limited	314	452
The Home Depot, Inc.	13	4,272
Tongcheng-Elong Holdings Limited (a) (b)	370	895
Under Armour Inc. - Class A (a)	265	5,356
Yum China Holdings, Inc.	43	2,485
Zhongsheng Group Holdings Limited	528	4,258
		73,131
Health Care 4.9%
Acceleron Pharma Inc. (a)	6	992
Cerner Corp. (a)	11	743

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Change Healthcare Inc. (a)	108	2,269
Convey Holding Parent, Inc. (a)	—	2
Cooper Cos. Inc.	7	2,756
Ginko Optical Industrial Co., Ltd.	92	605
Hill-Rom Holdings Inc.	31	4,676
Inovalon Holdings, Inc. - Class A (a)	31	1,233
Intersect ENT, Inc. (a)	8	216
Mettler-Toledo International Inc. (a)	3	3,651
Molecular Partners AG - ADR (a)	—	4
Novartis AG - ADR	121	9,876
Novo Nordisk A/S - ADR	28	2,713
Olympus Corp.	30	659
Osstem Implant Co.,Ltd.	9	1,061
Pegavision Corporation	43	801
PPD, Inc. (a)	259	12,107
Regeneron Pharmaceuticals, Inc. (a)	18	10,767
Silk Road Medical, Inc. (a)	53	2,894
SillaJen Inc (a) (c)	3	9
Tilray, Inc. (a)	4	47
Trillium Therapeutics Inc. (a)	64	1,131
Vertex Pharmaceuticals Incorporated (a)	25	4,589
Zoetis Inc. - Class A	21	4,004
		67,805
Industrials 4.7%
51job Inc. - ADR (a)	16	1,117
Aerojet Rocketdyne Holdings, Inc. (a)	33	1,445
Covanta Holding Corporation	37	739
Expeditors International of Washington Inc. (a)	11	1,291
Hengli Petrochemical (Dalian) Co., Ltd. - Class A (a)	454	1,813
Howmet Aerospace Inc.	62	1,945
IHS Markit Ltd.	116	13,493
Kaman Corp.	—	1
Kansas City Southern	20	5,469
Lennox International Inc.	11	3,145
LG Corp.	22	1,703
Microvast Holdings, Inc. (a) (e)	30	234
Old Dominion Freight Line Inc. (a)	15	4,185
Samsung C&T Corporation	11	1,163
The Boeing Company (a)	69	15,262
TransUnion	38	4,238
Univar Solutions Inc. (a)	50	1,197
Verisk Analytics, Inc. (a)	21	4,229
Wabtec Corp.	21	1,786
Welbilt Inc. (a)	25	569
		65,024
Consumer Staples 2.4%
American Beverage Co Ambev - ADR	1,721	4,749
JDE Peet's N.V.	47	1,396
Just Eat Takeaway.Com N.V. (a) (b)	8	581
Lamb Weston Holdings Inc.	96	5,890
Monster Beverage 1990 Corporation (a)	120	10,693
Pick n Pay Stores Ltd.	273	1,033
PT. Wismilak Inti Makmur	10,056	346
Sanderson Farms Inc. (a)	18	3,417
Sendas Distribuidora S/A	378	1,331
The Spar Group	72	943
TPCO Holding Corp. - Class A (a)	30	95
TPCO Holding Corp. - Class A (a)	57	181
WH Group Limited (b)	3,663	2,601
		33,256
Materials 2.4%
Atotech Limited (a)	60	1,449
BHP Group PLC - ADR	155	7,873
Domtar Corp. (a)	22	1,185
Ferro Corporation (a)	43	869
Forterra, Inc. (a)	35	815
Glencore PLC	699	3,304
HeidelbergCement AG	14	1,030
International Flavors & Fragrances Inc.	12	1,581
LafargeHolcim Ltd.	71	3,413
Lotte Chemical Titan Holding Berhad (b)	1,403	883
Luxi Chemical Group Co., Ltd. - Class A (a)	62	178
Scotts Miracle-Gro Co.	35	5,168
Tongkun Group Co., Ltd. - Class A	515	1,737
UPL Limited	210	1,995
Xin Feng Ming Group Co., Ltd. - Class A	655	1,676
		33,156
Energy 0.9%
Berry Corporation (Bry) (a)	4	26
Bumi Armada Berhad (a)	9,024	987
Cimarex Energy Co.	—	17
Gulfport Energy Operating Corporation (a)	7	564
Hindustan Petroleum Corp. Ltd.	679	2,737
Kinder Morgan, Inc.	72	1,199
McDermott International, Inc. (a)	469	188
McDermott International, Inc. (a)	52	26
Meggitt PLC (a)	38	373
Schlumberger Ltd.	212	6,294
		12,411
Real Estate 0.8%
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex (a)	835	1,029
Cibanco, S.A., Institucion de Banca Multiple (b)	1,157	1,385
CIFI Holdings (Group) Co. Ltd.	579	393
Columbia Property Trust Inc.	19	370
Lamar Advertising Co. - Class A (a)	49	5,566
Longfor Group Holdings Limited	74	338
Swire Pacific Ltd. - Class A	138	816
Swire Properties Limited	308	773
		10,670
Utilities 0.4%
FirstEnergy Corp.	38	1,353
Pacific Gas And Electric Company (a)	97	927
PNM Resources, Inc.	68	3,388
		5,668
Total Common Stocks (cost $522,914)		607,512
CORPORATE BONDS AND NOTES 24.2%
Health Care 4.5%
1Life Healthcare, Inc.
3.00%, 06/15/25 (h)	1,371	1,305
AbbVie Inc.
2.95%, 11/21/26	40	43
4.05%, 11/21/39	310	356
Aerie Pharmaceuticals, Inc.
1.50%, 10/01/24 (h)	874	795
Alphatec Holdings, Inc.
0.75%, 08/01/26 (g) (h)	1,366	1,332
Aurora Cannabis Inc.
5.50%, 02/28/24 (h)	2,446	2,084
Avadel Finance Cayman Limited
4.50%, 02/01/23 (g) (h)	1,973	2,261
Bausch Health Companies Inc.
5.50%, 11/01/25 (g)	160	163
9.00%, 12/15/25 (g)	640	678
9.25%, 04/01/26 (g)	570	609
8.50%, 01/31/27 (g)	720	768
4.88%, 06/01/28 (g)	10	10
6.25%, 02/15/29 (g)	160	158
7.25%, 05/30/29 (g)	220	225
5.25%, 01/30/30 (g)	30	28
BioMarin Pharmaceutical Inc.
1.25%, 05/15/27 (h)	1,944	1,935
Brookdale Senior Living Inc.
2.00%, 10/15/26 (g) (h)	528	558
Canopy Growth Corporation
4.25%, 07/15/23, CAD (g) (h)	2,611	1,965
Coherus Biosciences, Inc.
1.50%, 04/15/26 (h)	1,746	1,921
Collegium Pharmaceutical, Inc.
2.63%, 02/15/26 (h)	1,226	1,214
CommonSpirit Health
4.35%, 11/01/42	130	149
3.82%, 10/01/49	60	67
Community Health Systems, Inc.
6.88%, 04/15/29 (g)	135	135

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Cutera, Inc.
2.25%, 03/15/26 (g) (h)	1,051	1,687
CVS Health Corporation
4.78%, 03/25/38	90	110
4.13%, 04/01/40	80	92
2.70%, 08/21/40	200	192
5.05%, 03/25/48	500	644
4.25%, 04/01/50	10	12
Dynavax Technologies Corporation
2.50%, 05/15/26 (g) (h)	1,321	2,675
Flexion Therapeutics, Inc.
3.38%, 05/01/24 (h)	1,134	997
Gossamer Bio, Inc.
5.00%, 06/01/27 (h)	981	979
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	110
HCA Inc.
5.38%, 02/01/25	20	22
7.69%, 06/15/25	50	60
5.25%, 06/15/26	60	69
4.50%, 02/15/27	50	56
5.63%, 09/01/28	10	12
5.88%, 02/01/29	30	36
3.50%, 09/01/30	40	42
Innoviva, Inc.
2.13%, 01/15/23 (h)	3,412	3,657
Inotiv, Inc.
3.25%, 10/15/27 (g) (h)	798	782
Insmed Incorporated
0.75%, 06/01/28 (h)	1,583	1,723
Intercept Pharmaceuticals, Inc.
3.50%, 02/15/26 (g) (h)	1,701	1,717
Ironwood Pharmaceuticals, Inc.
1.50%, 06/15/26 (h)	1,103	1,333
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (h)	1,113	855
Ligand Pharmaceuticals Incorporated
0.75%, 05/15/23 (h)	1,637	1,634
MannKind Corporation
2.50%, 03/01/26 (g) (h)	1,834	2,064
Mesa Laboratories, Inc.
1.38%, 08/15/25 (h)	658	796
NuVasive, Inc.
1.00%, 06/01/23 (h)	3,053	3,085
0.38%, 03/15/25 (h)	639	619
Omeros Corporation
5.25%, 02/15/26 (h)	1,271	1,370
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (h)	381	409
PetIQ, Inc.
4.00%, 06/01/26 (h)	960	1,140
Pharming Group N.V.
3.00%, 01/21/25, EUR (b) (h)	1,000	976
Radiology Partners, Inc.
9.25%, 02/01/28 (g)	230	247
Revance Therapeutics, Inc.
1.75%, 02/15/27 (h)	1,966	2,264
Smiledirectclub, Inc.
0.00%, 02/01/26 (g) (h) (i)	2,848	1,983
Tabula Rasa Healthcare, Inc.
1.75%, 02/15/26 (h)	1,368	1,142
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	40	40
7.13%, 01/31/25	597	652
3.15%, 10/01/26	268	257
4.10%, 10/01/46	1,541	1,331
Teva Pharmaceutical Finance, LLC
6.15%, 02/01/36	185	202
Teva Pharmaceutical Industries Ltd
3.65%, 11/10/21	10	10
2.95%, 12/18/22	194	195
UnitedHealth Group Incorporated
3.13%, 05/15/60	20	20
Varex Imaging Corporation
4.00%, 06/01/25 (h)	2,030	3,130
Willis-Knighton Medical Center
4.81%, 09/01/48	60	77
Zogenix, Inc.
2.75%, 10/01/27 (g) (h)	1,987	1,890
		62,154
Financials 4.1%
Alpha Capital SAS
10.00%, 02/01/22 (j)	6	6
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (a) (g) (k)	250	37
American International Group, Inc.
3.40%, 06/30/30	100	109
Apollo Commercial Real Estate Finance, Inc.
4.75%, 08/23/22 (h)	538	545
Arbor Realty Trust, Inc.
4.75%, 11/01/22 (h)	2,981	3,293
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (g)	375	359
BAC Capital Trust XIV
4.00%, (3 Month USD LIBOR + 0.40%), (100, 11/03/21) (l) (m)	1,320	1,313
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (g) (m)	200	214
Banco General, S.A.
5.25%, (100, 05/07/31) (g) (m)	200	203
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (b)	200	201
7.50%, 04/16/31 (g)	150	153
Banco Macro S.A.
6.75%, 11/04/26 (b)	200	171
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (g) (m)	200	224
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (g) (m)	250	260
Bank of America Corporation
5.88%, (100, 03/15/28) (m)	220	251
6.25%, (100, 09/05/24) (m)	150	166
4.08%, 03/20/51	10	12
Barclays PLC
8.00%, (100, 06/15/24) (h) (m)	270	305
BBVA USA
3.88%, 04/10/25	280	306
BNP Paribas
6.13%, (100, 06/17/22), EUR (b) (h) (m)	260	312
7.38%, (100, 08/19/25) (g) (h) (m)	200	233
Citigroup Inc.
5.95%, (100, 05/15/25) (m)	1,210	1,317
8.13%, 07/15/39	201	340
Cooperatieve Rabobank U.A.
4.63%, (100, 12/29/25), EUR (b) (m)	600	765
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (b) (h) (m)	240	378
8.13%, (100, 12/23/25) (g) (h) (m)	200	242
Credit Suisse Group AG
5.25%, (100, 02/11/27) (g) (m)	810	847
7.50%, (100, 07/17/23) (g) (m)	210	224
4.19%, 04/01/31 (g) (h)	250	280
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (b) (m) (n)	200	145
Credivalores - Crediservicios S.A.S
8.88%, 02/07/25 (g)	200	162
Danske Bank A/S
5.88%, (100, 04/06/22), EUR (b) (h) (m)	460	545
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (g)	200	193
Encore Capital Group, Inc.
3.25%, 03/15/22 - 10/01/25 (h)	4,696	5,800
Enel Finance International SA
6.00%, 10/07/39 (g)	150	207
European Bank for Reconstruction and Development
5.00%, 10/06/26, IDR	3,761,000	262
EZCORP, Inc.
2.88%, 07/01/24 (h)	1,430	1,473

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Ford Motor Credit Company LLC
4.00%, 11/13/30	620	645
Gilex Holding SARL
8.50%, 05/02/23 (b)	200	205
Glencore Funding LLC
4.13%, 03/12/24 (g)	190	203
3.88%, 10/27/27 (g)	110	120
Grupo Financiero Santander Mexico, S.A. de C.V.
8.50%, (100, 01/20/22) (h) (m)	200	203
Hope Bancorp, Inc.
2.00%, 05/15/38 (h)	3,815	3,746
HSBC Holdings PLC
4.58%, 06/19/29 (h)	200	227
IIP Operating Partnership, LP
3.75%, 02/21/24 (g) (h)	569	2,008
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (b) (m)	250	239
JPMorgan Chase & Co.
2.52%, 04/22/31	60	61
2.96%, 05/13/31	290	302
3.90%, 01/23/49	40	46
3.11%, 04/22/51	20	20
JPMorgan Chase Bank, National Association
0.00%, 12/28/23 (b) (h) (i)	2,000	1,983
KKR Real Estate Finance Trust Inc.
6.13%, 05/15/23 (h)	990	1,056
LendingTree, Inc.
0.50%, 07/15/25 (h)	1,639	1,396
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (h) (m)	200	224
Minejesa Capital B.V.
5.63%, 08/10/37 (b)	250	265
Morgan Stanley
2.19%, 04/28/26	300	310
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (g)	200	202
Petrobras Global Finance B.V.
7.38%, 01/17/27	280	337
6.00%, 01/27/28	50	56
6.90%, 03/19/49	200	223
6.85%, 06/05/15	540	558
PT ABM Investama Tbk.
9.50%, 08/05/26 (g)	200	191
Redwood Trust, Inc.
4.75%, 08/15/23 (h)	2,858	2,932
RKP Overseas Finance 2016 (A) Limited
7.95%, (100, 02/17/22) (b) (m)	200	188
Singapore Exchange Limited
0.00%, 03/01/24, EUR (b) (h) (i)	1,800	2,122
SoFi Technologies, Inc.
0.00%, 10/15/26 (g) (h) (i)	881	898
Starwood Property Trust, Inc.
4.38%, 04/01/23 (h)	667	703
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (g)	150	194
The Goldman Sachs Group, Inc.
4.00%(3 Month USD LIBOR + 0.77%), (l) (m)	8	8
2.38%, 07/21/32	380	376
6.75%, 10/01/37	190	272
3.21%, 04/22/42	10	10
2.91%, 07/21/42	200	197
5.15%, 05/22/45	490	640
4.75%, 10/21/45	20	26
The PRA Group, Inc.
3.50%, 06/01/23 (h)	2,468	2,721
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (h)	200	213
The Vanguard Group, Inc.
3.05%, 08/22/50 (c)	250	247
Two Harbors Investment Corp.
6.25%, 01/15/26 (h)	1,529	1,573
UBS Group Funding (Switzerland) AG
5.75%, (100, 02/19/22), EUR (b) (h) (m)	200	235
7.00%, (100, 02/19/25) (b) (h) (m)	200	230
7.00%, (100, 01/31/24) (g) (m)	200	218
UniCredit S.p.A.
6.57%, 01/14/22 (g)	350	356
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (b) (m) (n)	200	151
Upstart Holdings, Inc.
0.25%, 08/15/26 (g) (h)	1,311	1,801
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (h)	1,530	1,580
Wells Fargo & Company
5.88%, (100, 06/15/25) (m)	101	113
4.48%, 04/04/31	40	47
4.65%, 11/04/44	120	147
4.40%, 06/14/46	180	214
4.75%, 12/07/46	50	62
5.01%, 04/04/51	890	1,198
Zip Co Limited
0.00%, 04/23/28, AUD (b) (h) (i)	1,000	647
		56,998
Communication Services 2.9%
Bandwidth Inc.
0.50%, 04/01/28 (g) (h)	655	562
CCO Holdings, LLC
5.13%, 05/01/27 (g)	50	52
4.50%, 08/15/30 (g)	10	10
4.50%, 05/01/32	610	628
Cengage Learning, Inc.
9.50%, 06/15/24 (g)	205	210
Charter Communications Operating, LLC
4.20%, 03/15/28	70	78
5.05%, 03/30/29	110	129
5.38%, 04/01/38	60	72
3.50%, 03/01/42	30	29
4.80%, 03/01/50	10	11
6.83%, 10/23/55	290	424
Cincinnati Bell Inc.
7.00%, 07/15/24 (g)	870	886
Cinemark Holdings, Inc.
4.50%, 08/15/25 (h)	1,225	1,946
Comcast Corporation
3.40%, 04/01/30	40	44
3.75%, 04/01/40	10	11
3.45%, 02/01/50	20	21
2.80%, 01/15/51	20	19
2.94%, 11/01/56 (g)	27	25
CSC Holdings, LLC
6.50%, 02/01/29 (g)	200	217
4.50%, 11/15/31 (g)	200	198
DISH DBS Corporation
5.88%, 11/15/24	20	22
7.75%, 07/01/26	40	45
5.13%, 06/01/29	50	49
Dish Network Corporation
3.38%, 08/15/26 (h)	2,080	2,174
Embarq Corporation
8.00%, 06/01/36	370	397
Fox Corporation
5.48%, 01/25/39	70	89
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (g)	75	79
FuboTV Inc.
3.25%, 02/15/26 (g) (h)	2,009	1,824
Intelsat Jackson Holdings S.A.
0.00%, 10/15/24 (a) (g) (k)	320	183
Liberty Broadband Corporation
1.25%, 09/30/50 (g) (h)	2,904	2,940
2.75%, 09/30/50 (g) (h)	2,971	3,134
Liberty Media Corporation
1.00%, 01/30/23 (h)	1,449	2,040
1.38%, 10/15/23 (h)	564	770
4.00%, 11/15/29 (h)	1,820	1,390

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
3.75%, 02/15/30 (h)	1,620	1,245
2.13%, 03/31/48 (g) (h)	2,916	2,989
2.75%, 12/01/49 (g) (h)	2,527	2,608
Live Nation Entertainment, Inc.
2.00%, 02/15/25 (h)	1,748	1,996
Magnite, Inc.
0.25%, 03/15/26 (g) (h)	2,721	2,327
MVC Acquisition Corp.
5.75%, 08/01/28 (g)	105	103
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (j)	400	377
Radius Global Infrastructure, Inc.
2.50%, 09/15/26 (g) (h)	1,305	1,289
SEA, Ltd.
0.25%, 09/15/26 (h)	579	585
Sixsigma Networks Mexico, S.A. de C.V.
7.50%, 05/02/25 (b)	200	195
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	29
Spotify USA Inc.
0.00%, 03/15/26 (g) (h) (i)	490	438
Sprint Corporation
11.50%, 11/15/21	60	61
7.88%, 09/15/23	20	22
8.75%, 03/15/32	40	60
TechTarget, Inc.
0.13%, 12/15/25 (g) (h)	1,343	1,788
Telecommunications Services of Trinidad and Tobago Limited (TSTT)
8.88%, 10/18/29 (b)	250	264
Telesat Canada
5.63%, 12/06/26 (g)	65	63
The Marcus Corporation
5.00%, 09/15/25 (g) (h)	940	1,689
T-Mobile USA, Inc.
2.25%, 02/15/26	10	10
2.63%, 02/15/29	40	40
3.88%, 04/15/30	70	77
2.88%, 02/15/31	460	464
3.50%, 04/15/31 (g)	60	63
4.50%, 04/15/50	100	117
Verizon Communications Inc.
4.50%, 08/10/33	20	24
3.40%, 03/22/41	190	199
3.85%, 11/01/42	10	11
4.13%, 08/15/46	100	115
4.00%, 03/22/50	20	23
3.55%, 03/22/51	60	63
3.70%, 03/22/61	190	201
		40,243
Consumer Discretionary 2.9%
Airbnb, Inc.
0.00%, 03/15/26 (g) (h) (i)	1,092	1,077
Amazon.com, Inc.
4.95%, 12/05/44	40	54
4.05%, 08/22/47	610	738
3.10%, 05/12/51	220	232
4.25%, 08/22/57	570	723
2.70%, 06/03/60	2,230	2,098
Carlson Travel, Inc.
0.00%, 12/15/25 (a) (g) (k)	65	55
Carnival Corporation
7.63%, 03/01/26 (g)	40	43
Dealer Tire, LLC
8.00%, 02/01/28 (g)	235	246
Delivery Hero SE
1.50%, 01/15/28, EUR (b) (h)	1,700	2,013
Draftkings Inc.
0.00%, 03/15/28 (g) (h) (i)	1,616	1,434
Fisker Group Inc.
2.50%, 09/15/26 (g) (h)	1,638	1,625
Fiverr International Ltd
0.00%, 11/01/25 (g) (h) (i)	1,188	1,347
GOL Equity Finance
3.75%, 07/15/24 (g) (h)	1,747	1,576
Groupon, Inc.
1.13%, 03/15/26 (g) (h)	1,954	1,492
Grubhub Holdings Inc.
5.50%, 07/01/27 (g)	402	417
Guess Inc.
2.00%, 04/15/24 (h)	1,319	1,457
Hanesbrands Inc.
4.63%, 05/15/24 (g)	80	84
5.38%, 05/15/25 (g)	40	42
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (g)	60	63
5.75%, 05/01/28 (g)	20	22
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (b) (h)	1,400	1,562
Las Vegas Sands Corp.
3.20%, 08/08/24	140	144
2.90%, 06/25/25	10	10
Li Auto Inc.
0.25%, 05/01/28 (g) (h)	1,210	1,432
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (n)	10	13
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 (g) (h) (i)	1,310	1,466
McDonald's Corporation
3.70%, 01/30/26	190	209
3.50%, 07/01/27	80	88
3.63%, 09/01/49	10	11
4.20%, 04/01/50	30	36
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (g)	60	65
NIO, Inc.
0.00%, 02/01/26 (g) (h) (i)	2,611	2,241
0.50%, 02/01/27 (g) (h)	1,795	1,473
Nissan Motor Co., Ltd.
4.81%, 09/17/30 (g)	330	371
Park River Holdings, Inc.
5.63%, 02/01/29 (g)	50	48
PetSmart, Inc.
7.75%, 02/15/29 (g)	250	273
Porch Group Inc
0.75%, 09/15/26 (g) (h)	1,368	1,368
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (g)	110	111
5.88%, 09/01/31 (g)	85	86
Prosus N.V.
3.06%, 07/13/31 (g)	350	342
4.03%, 08/03/50 (g)	360	338
Restaurant Brands International Limited Partnership
3.88%, 01/15/28 (g)	20	20
3.50%, 02/15/29 (g)	30	30
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23 (g) (h)	2,304	3,007
11.50%, 06/01/25 (g)	235	268
Sands China Ltd.
5.13%, 08/08/25 (n)	200	215
2.30%, 03/08/27 (g) (n)	200	193
3.25%, 08/08/31 (g) (n)	200	193
Shift Technologies, Inc.
4.75%, 05/15/26 (g) (h)	1,224	1,356
Stride, Inc.
1.13%, 09/01/27 (h)	1,637	1,636
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (g)	205	199
The Home Depot, Inc.
3.35%, 04/15/50	10	11
TKC Holdings, Inc.
10.50%, 05/15/29 (g)	140	153
Vroom, Inc.
0.75%, 07/01/26 (g) (h)	1,824	1,466
Wayfair Inc.
0.63%, 10/01/25 (h)	1,861	1,848
Wesleyan University
4.78%, 07/01/16	60	81
Wheel Pros, Inc.
6.50%, 05/15/29 (g)	295	287

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Wolverine Escrow LLC
9.00%, 11/15/26 (g)	49	45
Wynn Macau, Limited
5.63%, 08/26/28 (g)	200	191
		39,724
Information Technology 2.9%
Afterpay Limited
0.00%, 03/12/26, AUD (b) (h) (i)	1,700	1,223
Alteryx, Inc.
0.50%, 08/01/24 (h)	1,791	1,689
ams AG
2.13%, 11/03/27, EUR (b) (h)	1,600	1,831
Avaya Holdings Corp.
2.25%, 06/15/23 (h)	2,507	2,614
Bentley Systems, Incorporated
0.13%, 01/15/26 (g) (h)	1,632	1,888
Bigcommerce Holdings, Inc.
0.25%, 10/01/26 (g) (h)	546	548
Broadcom Inc.
4.15%, 11/15/30	180	199
Castle United States Holding Corporation
9.50%, 02/15/28 (g)	365	382
CSG Systems International, Inc.
4.25%, 03/15/36 (h)	3,338	3,446
Dye & Durham Limited
3.75%, 03/01/26, CAD (g) (h)	942	751
Endure Digital, Inc.
6.00%, 02/15/29 (g)	370	352
Fastly, Inc.
0.00%, 03/15/26 (g) (h) (i)	2,403	2,024
FireEye, Inc.
0.88%, 06/01/24 (h)	1,747	1,856
Flexential Intermediate Corporation
11.25%, 08/01/24 (g)	225	243
I3 Verticals, LLC
1.00%, 02/15/25 (h)	1,343	1,237
Impinj, Inc.
2.00%, 12/15/26 (h)	878	1,573
Kaleyra, Inc.
6.13%, 06/01/26 (g) (h)	864	887
MasterCard Incorporated
3.85%, 03/26/50	150	179
MicroStrategy Incorporated
0.00%, 02/15/27 (g) (h) (i)	1,638	1,211
Mitek Systems, Inc.
0.75%, 02/01/26 (g) (h)	1,540	1,705
Nuance Communications, Inc.
1.00%, 12/15/35 (h)	98	224
Nutanix, Inc.
0.25%, 10/01/27 (g) (h)	1,311	1,290
NVIDIA Corporation
3.50%, 04/01/40 - 04/01/50	110	122
3.70%, 04/01/60	40	46
NXP B.V.
2.70%, 05/01/25 (g)	300	314
Osi Systems, Inc.
1.25%, 09/01/22 (h)	2,151	2,233
PAR Technology Corporation
1.50%, 10/15/27 (h)	1,276	1,377
Pure Storage, Inc.
0.13%, 04/15/23 (h)	377	433
Rapid7, Inc.
0.25%, 03/15/27 (g) (h)	1,638	2,060
Sabre GLBL Inc.
7.38%, 09/01/25 (g)	90	96
Shift4 Payments, LLC
0.50%, 08/01/27 (g) (h)	201	199
Splunk Inc.
1.13%, 06/15/27 (h)	1,967	1,957
SunPower Corporation
4.00%, 01/15/23 (h)	1,294	1,590
Virtusa Corporation
7.13%, 12/15/28 (g)	195	197
Workday Inc.
0.25%, 10/01/22 (h)	764	1,310
		39,286
Industrials 1.8%
3M Company
3.70%, 04/15/50	40	46
Air Transport Services Group, Inc.
1.13%, 10/15/24 (h)	1,088	1,173
Atlas Air Worldwide Holdings, Inc.
2.25%, 06/01/22 (h)	2,730	3,196
1.88%, 06/01/24 (h)	1,791	2,588
Delta Air Lines, Inc.
3.63%, 03/15/22	140	141
3.80%, 04/19/23	10	10
2.90%, 10/28/24	90	92
7.00%, 05/01/25 (g)	140	164
7.38%, 01/15/26	60	71
Elance, Inc.
0.25%, 08/15/26 (g) (h)	1,760	1,808
Fortive Corporation
0.88%, 02/15/22 (h)	2,271	2,263
General Dynamics Corporation
4.25%, 04/01/40 - 04/01/50	30	37
General Electric Capital Corporation
6.88%, 01/10/39	20	30
General Electric Company
3.45%, 05/01/27	20	22
3.63%, 05/01/30	30	33
GFL Environmental Inc.
4.25%, 06/01/25 (g)	40	41
H&E Equipment Services, Inc.
3.88%, 12/15/28 (g)	60	60
Indika Energy Capital III Pte. Ltd.
5.88%, 11/09/24 (b)	200	202
Interpipe Holdings PLC
8.38%, 05/13/26 (g)	200	196
JetBlue Airways Corporation
0.50%, 04/01/26 (g) (h)	546	537
Kaman Corporation
3.25%, 05/01/24 (h)	1,777	1,795
Northrop Grumman Corporation
5.25%, 05/01/50	190	264
Park Aerospace Holdings Limited
5.25%, 08/15/22 (g)	4	4
4.50%, 03/15/23 (g)	20	21
5.50%, 02/15/24 (g)	50	55
Parsons Corporation
0.25%, 08/15/25 (h)	1,747	1,760
Patrick Industries, Inc.
1.00%, 02/01/23 (h)	2,072	2,346
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (g)	40	43
SkyMiles IP Ltd.
4.50%, 10/20/25 (g)	240	257
4.75%, 10/20/28 (g)	110	123
Spirit Airlines, Inc.
8.00%, 09/20/25 (g)	48	54
1.00%, 05/15/26 (h)	895	845
The Boeing Company
4.88%, 05/01/25 (n)	300	334
2.70%, 02/01/27	70	73
5.15%, 05/01/30 (n)	160	188
3.25%, 02/01/35	190	191
3.55%, 03/01/38	20	20
5.71%, 05/01/40 (n)	140	177
3.75%, 02/01/50	180	182
5.81%, 05/01/50 (n)	310	414
5.93%, 05/01/60 (n)	100	137
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (g) (h)	1,822	1,910
Triumph Group, Inc.
6.25%, 09/15/24 (g)	295	295
7.75%, 08/15/25	75	74

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Uber Technologies, Inc.
6.25%, 01/15/28 (g)	135	145
United Airlines Pass Through Trust
4.38%, 04/15/26 (g)	40	41
4.63%, 04/15/29 (g)	320	331
United Rentals (North America), Inc.
3.88%, 11/15/27	20	21
5.25%, 01/15/30	100	109
XPO Cnw, Inc.
6.70%, 05/01/34	120	147
		25,066
Energy 1.7%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (g)	250	249
Apache Corporation
4.88%, 11/15/27	10	11
4.38%, 10/15/28	50	54
6.00%, 01/15/37	40	49
5.10%, 09/01/40	420	471
5.25%, 02/01/42	110	123
4.75%, 04/15/43	320	346
4.25%, 01/15/44	90	91
7.38%, 08/15/47	100	124
5.35%, 07/01/49	80	89
Berry Petroleum Co.
7.00%, 02/15/26 (g)	70	71
Blue Racer Midstream, LLC
7.63%, 12/15/25 (g)	50	54
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (g)	70	70
Cheniere Energy, Inc.
4.63%, 10/15/28	30	32
Chevron Corporation
3.08%, 05/11/50	10	10
Chevron U.S.A. Inc.
3.85%, 01/15/28	150	170
Cimarex Energy Co.
3.90%, 05/15/27	10	11
4.38%, 03/15/29	160	180
ConocoPhillips
4.85%, 08/15/48 (g)	110	143
Continental Resources, Inc.
5.75%, 01/15/31 (g)	110	133
4.90%, 06/01/44	140	157
DCP Midstream, LLC
6.45%, 11/03/36 (g)	40	50
DCP Midstream, LP
7.38%, (100, 12/15/22) (m)	80	78
6.75%, 09/15/37 (g)	130	172
Devon Energy Corporation
8.25%, 08/01/23 (g)	170	190
5.85%, 12/15/25	100	116
5.25%, 10/15/27 (g)	32	34
5.88%, 06/15/28 (g)	489	539
4.50%, 01/15/30 (g)	26	28
7.95%, 04/15/32	30	42
5.60%, 07/15/41	50	62
4.75%, 05/15/42	120	136
5.00%, 06/15/45	430	505
Devon Financing Corporation, U.L.C.
7.88%, 09/30/31	80	113
Diamondback Energy, Inc.
2.88%, 12/01/24	30	31
3.25%, 12/01/26	40	43
3.50%, 12/01/29	10	11
4.40%, 03/24/51	140	159
Ecopetrol S.A.
5.38%, 06/26/26	50	54
5.88%, 05/28/45	210	212
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (b)	170	174
Energy Transfer LP
6.50%, (100, 08/15/26) (m)	290	302
6.63%, (100, 02/15/28) (m)	320	312
6.75%, (100, 05/15/25) (m)	260	267
7.13%, (100, 05/15/30) (m)	380	396
6.50%, 02/01/42	60	77
5.95%, 10/01/43	80	98
5.30%, 04/15/47	520	609
6.00%, 06/15/48	300	380
6.25%, 04/15/49	90	118
5.00%, 05/15/50	80	92
Enterprise Products Operating LLC
4.15%, 10/16/28	20	23
6.13%, 10/15/39	60	82
6.45%, 09/01/40	80	113
5.95%, 02/01/41	140	190
3.30%, 02/15/53	90	88
5.38%, 02/15/78	70	73
EOG Resources, Inc.
4.38%, 04/15/30	20	23
4.95%, 04/15/50	20	26
EQT Corporation
3.00%, 10/01/22	10	10
3.13%, 05/15/26 (g)	60	61
3.90%, 10/01/27	70	76
5.00%, 01/15/29	220	248
7.50%, 02/01/30 (n) (o)	200	257
3.63%, 05/15/31 (g)	50	52
Exxon Mobil Corporation
4.33%, 03/19/50	130	159
3.45%, 04/15/51	70	75
Frontera Energy Corporation
7.88%, 06/21/28 (g)	200	194
FS Luxembourg S.a r.l.
10.00%, 12/15/25 (g)	200	220
Geopark Limited
6.50%, 09/21/24 (b)	200	205
Gran Tierra Energy Inc.
7.75%, 05/23/27 (g)	200	173
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26 (h)	1,874	1,949
Hunt Oil USA, Inc.
6.38%, 06/01/28 (b)	200	202
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	63
6.95%, 01/15/38	10	14
6.50%, 09/01/39	40	55
6.55%, 09/15/40	230	318
6.38%, 03/01/41	40	54
Kinder Morgan, Inc.
5.30%, 12/01/34	230	283
Kosmos Energy Ltd.
7.13%, 04/04/26 (b)	200	196
MEG Energy Corp.
5.88%, 02/01/29 (g)	10	10
MPLX LP
4.88%, 12/01/24 - 06/01/25	120	134
5.20%, 03/01/47	80	97
4.70%, 04/15/48	110	126
5.50%, 02/15/49	60	76
NGD Holdings B.V.
6.75%, 12/31/26 (b)	150	145
NGL Energy Operating LLC
7.50%, 02/01/26 (g)	430	438
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (g)	60	64
Occidental Petroleum Corporation
6.95%, 07/01/24	120	135
5.55%, 03/15/26	50	55
3.20%, 08/15/26	80	81
6.63%, 09/01/30	240	296
6.13%, 01/01/31	540	647
0.00%, 10/10/36 (i)	2,450	1,347
6.20%, 03/15/40	90	106
4.50%, 07/15/44	260	261
4.63%, 06/15/45	360	368
6.60%, 03/15/46	140	177
4.40%, 04/15/46	190	189

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
4.10%, 02/15/47	50	47
4.20%, 03/15/48	250	239
PBF Holding Company LLC
9.25%, 05/15/25 (g)	205	194
PERU LNG
5.38%, 03/22/30 (b)	200	162
Petrobras Global Finance B.V.
5.50%, 06/10/51	150	140
Petróleos Mexicanos
6.38%, 01/23/45	520	442
6.75%, 09/21/47	200	174
Plains All American Pipeline, L.P.
6.70%, 05/15/36	50	62
PT Pertamina (Persero)
4.15%, 02/25/60 (b)	200	197
Range Resources Corporation
5.88%, 07/01/22	19	19
5.00%, 03/15/23	60	62
8.25%, 01/15/29 (g)	100	113
Shell International Finance B.V.
2.75%, 04/06/30	20	21
3.25%, 04/06/50	80	85
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (g)	250	245
Sunoco Logistics Partners Operations L.P.
6.85%, 02/15/40	40	51
6.10%, 02/15/42	40	49
5.40%, 10/01/47	180	213
Targa Resource Corporation
5.38%, 02/01/27	10	10
5.50%, 03/01/30	20	22
4.88%, 02/01/31	40	43
4.00%, 01/15/32 (g)	10	10
Tervita Corporation
11.00%, 12/01/25 (g)	140	159
The Williams Companies, Inc.
7.50%, 01/15/31	40	56
8.75%, 03/15/32	190	291
5.75%, 06/24/44	220	290
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	70	87
Tullow Oil PLC
10.25%, 05/15/26 (g)	200	209
UEP Penonome II S.A.
6.50%, 10/01/38 (g)	197	206
Western Midstream Operating, LP
4.35%, 02/01/25 (n) (o)	30	32
3.95%, 06/01/25	90	95
4.65%, 07/01/26	10	11
4.50%, 03/01/28	100	108
4.75%, 08/15/28	110	120
5.30%, 02/01/30 (n) (o)	180	199
5.45%, 04/01/44	200	230
5.30%, 03/01/48	80	92
5.50%, 08/15/48	150	176
6.50%, 02/01/50 (n) (o)	30	35
Williams Partners L.P.
6.30%, 04/15/40	70	95
5.10%, 09/15/45	150	186
		23,549
Real Estate 1.4%
Agile Group Holdings Limited
7.75%, (100, 05/25/25) (b) (m)	200	180
Braemar Hotel & Resorts Inc.
4.50%, 06/01/26 (g) (h)	604	650
Central China Real Estate Limited
7.25%, 07/16/24 (b)	200	122
Deutsche Wohnen AG
0.33%, 07/26/24, EUR (b) (h)	200	316
0.60%, 01/05/26, EUR (b) (h)	1,900	2,853
Dragon Delight Holdings Company Limited
7.00%, (100, 05/31/22) (b) (m)	200	196
Jababeka International B.V.
6.50%, 10/05/23 (b)	200	193
Open Doors Technology Inc.
0.25%, 08/15/26 (g) (h)	2,403	2,982
Pebblebrook Hotel Trust
1.75%, 12/15/26 (h)	1,837	2,050
PennyMac Corp.
5.50%, 11/01/24 (h)	2,784	2,839
5.50%, 03/15/26 (g) (h)	1,893	1,934
Realogy Group LLC
0.25%, 06/15/26 (g) (h)	1,424	1,435
Redfin Corporation
0.50%, 04/01/27 (g) (h)	765	687
Ronshine China Holdings Limited
6.75%, 08/05/24 (b)	200	136
Summit Hotel Trs 005, LLC
1.50%, 02/15/26 (h)	1,409	1,475
Theta Capital Pte. Ltd.
6.75%, 10/31/26 (b)	200	197
Uniti Group Inc.
6.50%, 02/15/29 (g)	130	134
Yuzhou Properties Company Limited
8.30%, 05/27/25 (b)	200	147
		18,526
Consumer Staples 1.1%
Altria Group, Inc.
4.40%, 02/14/26	21	24
2.45%, 02/04/32	10	10
5.80%, 02/14/39	80	98
6.20%, 02/14/59	161	208
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	110	128
5.55%, 01/23/49	280	379
4.50%, 06/01/50	170	203
5.80%, 01/23/59	40	56
Avid SPV, LLC
1.25%, 03/15/26 (g) (h)	1,166	1,465
BAT Capital Corp.
3.56%, 08/15/27	110	119
4.54%, 08/15/47	90	94
Beyond Meat, Inc.
0.00%, 03/15/27 (g) (h) (i)	1,638	1,406
California Institute of Technology
3.65%, 09/01/19	90	101
Camposol SA
6.00%, 02/03/27 (b)	350	361
Corporacion Azucarera del Peru S.A.
6.38%, 08/02/22 (b)	100	98
Coty Inc.
6.50%, 04/15/26 (g)	35	36
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (g)	250	262
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (h)	2,764	2,778
Kraft Foods Group, Inc.
6.88%, 01/26/39	10	15
5.00%, 06/04/42	30	37
Kraft Heinz Foods Company
4.25%, 03/01/31	10	11
5.20%, 07/15/45	60	75
4.38%, 06/01/46	60	68
4.88%, 10/01/49	50	61
5.50%, 06/01/50	20	26
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (g)	330	316
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (g)	40	41
Pyxus International, Inc.
10.00%, 08/24/24	97	82
TBLA International Pte. Ltd.
7.00%, 01/24/23 (b)	200	197
The Beauty Health Company
1.25%, 10/01/26 (g) (h)	2,009	2,233
The Chefs' Warehouse, Inc.
1.88%, 12/01/24 (g) (h)	2,119	2,254
1.88%, 12/01/24 (h)	1,365	1,452

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Triton Water Holdings Incorporated
6.25%, 04/01/29 (g)	305	310
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (g)	90	94
		15,098
Materials 0.6%
Anglo American Capital PLC
3.63%, 09/11/24 (g)	200	215
Ball Corporation
3.13%, 09/15/31	40	40
Braskem Netherlands Finance B.V.
5.88%, 01/31/50 (b)	200	228
Century Aluminum Company
2.75%, 05/01/28 (g) (h)	764	754
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (g)	200	197
Eldorado Gold Corporation
6.25%, 09/01/29 (g)	100	99
First Quantum Minerals Ltd
7.50%, 04/01/25 (g)	200	206
Freeport-McMoRan Inc.
4.55%, 11/14/24	10	11
4.63%, 08/01/30	20	22
5.45%, 03/15/43	100	123
Illuminate Buyer LLC
9.00%, 07/01/28 (g)	235	259
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd
2.50%, 04/15/26 (g) (h)	1,299	1,501
MP Materials Corp.
0.25%, 04/01/26 (g) (h)	1,997	2,037
Pretium Resources Inc.
2.25%, 03/15/22 (h)	1,906	1,901
Suzano Austria GmbH
3.75%, 01/15/31 (o)	40	41
Unifrax Escrow Issuer Corporation
7.50%, 09/30/29 (g)	35	36
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (g)	200	190
Yamana Gold Inc.
4.63%, 12/15/27	100	111
		7,971
Utilities 0.3%
AES Andres B.V.
5.70%, 05/04/28 (g)	200	207
AES Gener S.A.
7.13%, 03/26/79 (b)	200	212
Cameron LNG, LLC
3.30%, 01/15/35 (g)	180	192
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (b)	250	160
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (b)	350	346
FirstEnergy Corp.
4.40%, 07/15/27 (n) (o)	100	109
7.38%, 11/15/31	660	898
Inkia Energy Limited
5.88%, 11/09/27 (b)	200	208
Instituto Costarricense de Electricidad
6.75%, 10/07/31 (g)	200	198
Pacific Gas And Electric Company
2.50%, 02/01/31	60	57
3.30%, 08/01/40	20	18
3.50%, 08/01/50	50	45
Sunnova Energy International Inc.
0.25%, 12/01/26 (g) (h)	1,638	1,847
		4,497
Total Corporate Bonds And Notes (cost $321,005)		333,112
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.2%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 0.37%, (1 Month USD LIBOR + 0.28%), 07/25/36 (l) (o)	2,433	2,263
AGL CLO 6 Ltd
Series 2020-ER-6A, 6.63%, (3 Month USD LIBOR + 6.50%), 07/20/34 (l)	210	210
ALEN 2021-ACEN Mortgage Trust
Series 2021-E-ACEN, REMIC, 4.08%, (1 Month USD LIBOR + 4.00%), 04/17/23 (l)	819	824
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,810
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	5,066
Apidos CLO XXIV
Series 2016-DR-24A, 5.93%, (3 Month USD LIBOR + 5.80%), 10/21/30 (l)	500	472
Arbor Multifamily Mortgage Securities Trust 2020-M
Series 2021-E-MF3, 2.00%, 10/15/54	273	220
AREIT 2021-CRE5 Trust
Series 2021-B-CRE5, 0.00%, (1 Month USD LIBOR + 1.82%), 07/17/26 (l)	240	240
AREIT Trust
Series 2019-D-CRE3, 2.81%, (SOFR 30-Day Average + 2.76%), 07/14/22 (l) (o)	350	344
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-B-2A, 2.96%, 02/20/26	360	379
Bain Capital Credit CLO
Series 2021-E-4A, 6.63%, (3 Month USD LIBOR + 6.50%), 10/20/34 (l)	300	300
Bain Capital Credit Clo 2019-3 Ltd
Series 2019-E-3A, 7.28%, (3 Month USD LIBOR + 7.15%), 10/21/32 (l)	500	500
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 0.34%, 07/28/27 (l)	992	962
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE5, REMIC, 2.43%, (1 Month USD LIBOR + 2.35%), 02/15/22 (l)	484	483
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	173
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.89%, 04/17/54 (l)	1,119	66
Barings CLO Ltd
Series 2018-E-3A, 5.88%, (3 Month USD LIBOR + 5.75%), 07/20/29 (l)	500	483
BBCMS Trust
Series 2018-E-CBM, REMIC, 3.63%, (1 Month USD LIBOR + 3.55%), 07/15/37 (l) (o)	470	466
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.96%, 07/17/28 (l)	377	347
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	349
Benchmark Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.91%, 12/15/62 (l)	17,562	813
BHP Trust
Series 2019-E-BXHP, REMIC, 2.65%, (1 Month USD LIBOR + 2.57%), 08/15/36 (l)	132	131
BlueMountain CLO XXIX Ltd
Series 2020-ER-29A, 6.99%, (3 Month USD LIBOR + 6.86%), 07/25/34 (l)	430	425
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-G-DC, REMIC, 3.95%, (1 Month USD LIBOR + 3.85%), 08/15/23 (l)	350	350
BX Commercial Mortgage Trust 2019-IMC
Series 2019-G-IMC, REMIC, 3.68%, (1 Month USD LIBOR + 3.60%), 04/17/34 (l)	481	474
BX Trust 2017-APPL
Series 2017-F-APPL, REMIC, 4.33%, (1 Month USD LIBOR + 4.25%), 07/15/34 (l) (o)	425	426
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (l)	252	259
Canyon Capital CLO Ltd
Series 2014-DR-1A, 5.63%, (3 Month USD LIBOR + 5.50%), 01/30/31 (l)	700	642

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Carlyle Global Market Strategies CLO Ltd
Series 2014-D-2RA, 5.47%, (3 Month USD LIBOR + 5.35%), 05/15/31 (l)	1,000	913
Cascade MH Asset Trust
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	4,267
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (o)	1,214	936
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 1.10%, 11/18/52 (l)	3,080	186
CF Trust
Series 2019-F-MF1, REMIC, 3.95%, (1 Month USD LIBOR + 2.95%), 08/16/32 (l)	505	489
Chenango Park CLO, Ltd
Series 2018-D-1A, 5.93%, (3 Month USD LIBOR + 5.80%), 04/15/30 (l)	1,000	984
Chevy Chase Funding LLC
Series 2004-B1-2A, REMIC, 0.61%, 05/25/35 (l)	261	224
CHL Mortgage Pass-Through Trust
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,109	771
CIFC Funding Ltd.
Series 2021-E-1A, 6.13%, (3 Month USD LIBOR + 6.00%), 04/25/33 (l)	500	501
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (l)	291	289
Series 2018-F-TBR, REMIC, 3.73%, (1 Month USD LIBOR + 3.65%), 12/15/36 (l)	524	516
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.58%, 03/10/51 (l)	2,522	191
Citigroup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 0.15%, (1 Month USD LIBOR + 0.06%), 08/25/45 (l) (o)	2,956	2,439
Clas Limited
Series 2019-E-1A, 0.00%, 04/15/39 (e) (l)	1,000	311
COMM Mortgage Trust
Series 2018-D-HCLV, REMIC, 2.26%, (1 Month USD LIBOR + 2.18%), 09/15/33 (l)	1,000	983
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	159	167
Credit Suisse Mortgage Trust
Series 2019-B-RIO, REMIC, 7.08%, (1 Month USD LIBOR + 7.00%), 12/15/21 (l)	560	546
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.80%, 11/18/25 (l)	344	366
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 5.09%, 05/15/26 (l)	1,000	798
CSMC Trust
Series 2017-F-CHOP, REMIC, 4.68%, (1 Month USD LIBOR + 4.35%), 07/15/32 (l) (o)	880	828
CWABS Asset-Backed Certificates Trust
Series 2006-1A-12, REMIC, 0.35%, (1 Month USD LIBOR + 0.26%), 12/25/36 (l) (o)	286	282
CWABS, Inc.
Series 2003-3A-2, REMIC, 0.59%, (1 Month USD LIBOR + 0.50%), 08/26/33 (l) (o)	95	93
Dividend Solar Loans LLC
Series 2019-A-1, REMIC, 3.67%, 07/20/31	188	197
DOLP Trust 2021-NYC
Series 2021-F-NYC, 3.70%, 05/10/41	375	356
Series 2021-G-NYC, 3.70%, 05/10/41	375	339
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 5.87%, (3 Month USD LIBOR + 5.75%), 08/15/31 (g) (l)	500	490
Dryden 95 CLO Ltd
Series 2021-SUB-95A, 0.00%, 08/21/34 (l)	520	462
Elmwood CLO II Ltd
Series 2019-SUB-2A, 0.00%, 04/21/31 (l)	650	569
Elmwood CLO IX Ltd
Series 2021-E-2A, 6.07%, (3 Month USD LIBOR + 5.95%), 07/20/34 (l)	500	500
Ford Credit Floorplan Master Owner Trust A
Series 2018-A-4, 4.06%, 11/15/28	260	295
Fountainbleu Miami Beach Trust Class H
Series 2019-H-FBLU, REMIC, 4.09%, 12/12/24 (l)	99	96
FREMF 2016-KF14 Mortgage Trust
Series 2016-B-KF14, REMIC, 8.88%, (1 Month USD LIBOR + 8.80%), 01/25/23 (l)	1,000	1,002
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 5.88%, (1 Month USD LIBOR + 5.80%), 11/25/28 (l)	781	783
Gilbert Park CLO Ltd
Series 2017-E-1A, 6.53%, (3 Month USD LIBOR + 6.40%), 10/15/30 (l)	500	500
GoldenTree Loan Management US CLO 8, Ltd.
Series 2020-FR-8A, 8.17%, (3 Month USD LIBOR + 8.05%), 10/20/34 (l)	300	291
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 0.65%, (1 Month USD LIBOR + 0.56%), 11/25/45 (l) (o)	407	288
GS Mortgage Securities Corp II
Series 2021-F-IP, 0.00%, (1 Month USD LIBOR + 4.55%), 10/15/23 (l)	500	500
GS Mortgage Securities Corp Trust
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	868
Series 2018-C-SRP5, REMIC, 4.08%, (1 Month USD LIBOR + 3.75%), 09/15/31 (l) (o)	718	180
GS Mortgage Securities Trust
Series 2014-D-GC26, REMIC, 4.66%, 11/10/47 (l)	507	340
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.46%, 02/12/48 (l)	800	805
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,727	1,221
Hawaii Hotel Trust
Series 2019-F-MAUI, REMIC, 2.83%, (1 Month USD LIBOR + 2.75%), 05/17/38 (l) (o)	493	491
Hayfin US XII Ltd
Series 2021-E-14A, 7.33%, (3 Month USD LIBOR + 7.18%), 07/20/34 (l)	490	473
Highbridge Loan Management Ltd
Series 2013-DR-2A, 6.73%, (3 Month USD LIBOR + 6.60%), 10/22/29 (l)	1,000	961
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A2-BPL1, 5.44%, 08/25/23 (o)	2,987	3,055
Horizon Aircraft Finance I Limited
Series 2018-C-1, 6.66%, 12/15/25	951	742
Hospitality Investors Trust, Inc.
Series 2019-G-HIT, REMIC, 3.98%, (1 Month USD LIBOR + 3.90%), 11/15/21 (l)	401	390
HPS Loan Management, Ltd.
Series 13A-E-18, 5.63%, (3 Month USD LIBOR + 5.50%), 10/15/30 (l)	900	841
Series 6A-DR-2015, 5.22%, (3 Month USD LIBOR + 5.10%), 02/05/31 (g) (l)	1,000	933
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 10/25/35 (l) (o)	320	320
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	83	86
Series 2019-D-UES, REMIC, 4.60%, 05/07/24 (l)	85	87
Series 2019-E-UES, REMIC, 4.60%, 05/07/24 (l)	99	99
Series 2019-F-UES, REMIC, 4.60%, 05/07/24 (l)	104	95
Series 2019-G-UES, REMIC, 4.60%, 05/07/24 (l)	114	100
Series 2011-E-C3, REMIC, 5.71%, 02/16/46 (l)	334	102
J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series 2011-D-C5, REMIC, 5.75%, 08/17/46 (l)	687	652
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (l)	347	3
Series 2019-F-MFP, REMIC, 3.08%, (1 Month USD LIBOR + 3.00%), 07/15/36 (l)	582	573

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Series 2019-G-MFP, REMIC, 4.13%, (1 Month USD LIBOR + 4.05%), 07/15/36 (l)	347	332
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (l)	650	509
Interest Only, Series 2015-XA-C32, REMIC, 1.36%, 11/18/48 (l)	24,481	703
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 1.05%, 11/18/47 (l)	10,749	202
JPMBB Commercial Mortgage Securities Trust 2014-C26
Series 2014-D-C26, REMIC, 4.02%, 12/17/24 (l)	348	342
Keycorp Student Loan Trust
Series 2005-2C-A, 1.43%, (3 Month USD LIBOR + 1.30%), 12/27/38 (l)	355	341
LCM XVII Limited Partnership
Series ER-17A, 6.13%, (3 Month USD LIBOR + 6.00%), 10/15/31 (l)	500	465
LCM XX Limited Partnership
Series ER-20A, 5.58%, (3 Month USD LIBOR + 5.45%), 10/20/27 (l)	500	487
Legacy Mortgage Asset Trust
Series 2019-A2-GS7, REMIC, 4.50%, 10/25/21 (o)	4,100	4,106
Series 2019-A2-GS3, REMIC, 4.25%, 04/25/59 (o)	4,700	4,701
Lehman Mortgage Trust
Series 2006-1A6-5, REMIC, 0.59%, (1 Month USD LIBOR + 0.50%), 09/25/36 (l)	908	470
Lehman Mortgage Trust 2007-2
Series 2007-2A1-2, REMIC, 0.40%, (1 Month USD LIBOR + 0.31%), 03/25/37 (l)	11,051	1,534
Interest Only, Series 2007-2A13-2, REMIC, 6.60%, (6.69% - (1 Month USD LIBOR * 1)), 03/25/37 (l)	11,048	2,904
LHOME Mortgage Trust
Series 2019-M-RTL2, 6.05%, 03/25/22 (o)	3,000	3,026
Loandepot GMSR Trust
Series 2018-A-GT1, 2.88%, (1 Month USD LIBOR + 2.80%), 10/16/23 (l)	2,000	2,000
Madison Park Funding Ltd
Series 2021-E-48A, 6.38%, (3 Month USD LIBOR + 6.25%), 04/19/33 (l)	1,000	1,000
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 5.94%, (3 Month USD LIBOR + 5.80%), 10/22/30 (l)	500	486
Madison Park Funding XLV Ltd
Series 2020-ER-45A, 6.48%, (3 Month USD LIBOR + 6.35%), 07/17/34 (l)	500	500
Madison Park Funding XXII, Ltd.
Series 2016-ER-22A, 6.83%, (3 Month USD LIBOR + 6.70%), 01/15/33 (l)	500	499
Madison Park Funding XXVI, Ltd.
Series 2017-ER-26A, 6.63%, (3 Month USD LIBOR + 6.50%), 07/29/30 (l)	500	500
Mello Warehouse Securitization Trust
Series 2019-F-2, REMIC, 3.34%, (1 Month USD LIBOR + 3.25%), 10/25/21 (l)	1,300	1,307
Mello Warehouse Securitization Trust 2020-1
Series 2020-F-1, REMIC, 4.09%, (1 Month USD LIBOR + 4.00%), 10/26/22 (l)	2,000	2,000
Series 2020-G-1, REMIC, 5.59%, (1 Month USD LIBOR + 5.50%), 10/26/22 (l)	4,000	4,000
Mill City Solar Loan Ltd
Series 2019-A-1A, 4.34%, 11/20/28	179	195
Milos CLO, Ltd.
Series 2017-ER-1A, 6.28%, (3 Month USD LIBOR + 6.15%), 10/21/30 (l)	500	494
Morgan Stanley
Series 2006-A1-13AX, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 10/25/36 (l) (o)	4,736	1,935
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-D-C34, REMIC, 2.70%, 10/15/27	350	309
Morgan Stanley Capital I Trust 2016-UB11
Interest Only, Series 2016-XA-UB11, REMIC, 1.63%, 08/17/49 (l)	17,562	970
Morgan Stanley Capital I Trust 2018-H4
Series 2018-D-H4, REMIC, 3.00%, 12/15/28	550	490
Mosaic Solar Loan Trust 2020-1
Series 2020-R-1A, 0.00%, 04/20/46	583	519
Myers Park CLO, Ltd.
Series 2018-E-1A, 5.63%, (3 Month USD LIBOR + 5.50%), 10/21/30 (l)	1,000	983
Natixis Commercial Mortgage Securities Trust
Series 2019-D-FAME, REMIC, 4.54%, 08/15/24 (l)	520	513
Series 2019-E-FAME, REMIC, 4.54%, 08/15/24 (l)	370	353
Navient Private Education Refi Loan Trust
Series 2020-B-A, 3.16%, 11/15/68	200	209
Neuberger Berman CLO XXIII, Ltd.
Series 2016-ER-23A, 5.88%, (3 Month USD LIBOR + 5.75%), 10/18/27 (g) (l)	500	499
Neuberger Berman Loan Advisers CLO 37 Ltd
Series 2020-ER-37A, 5.89%, (3 Month USD LIBOR + 5.75%), 07/21/31 (l)	500	500
Neuberger Berman Loan Advisers CLO 44, Ltd.
Series 2021-E-44A, 6.12%, (3 Month USD LIBOR + 6.00%), 10/16/34 (l)	940	933
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-5A1-AR1, REMIC, 0.63%, (1 Month USD LIBOR + 0.54%), 02/25/36 (l) (o)	7,221	1,423
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (o)	3,261	1,295
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 10/25/36 (l) (o)	3,806	2,675
Octagon Investment Partners 20, Ltd.
Series 2019-E-4A, 6.92%, (3 Month USD LIBOR + 6.80%), 05/12/31 (l)	500	494
Octagon Investment Partners Ltd.
Series 2019-E-1A, 6.52%, (3 Month USD LIBOR + 6.39%), 04/21/31 (l)	1,000	988
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 5.88%, (3 Month USD LIBOR + 5.75%), 07/17/30 (l)	500	479
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (g) (l)	1,500	353
OHA Credit Funding 3 LTD
Series 2019-ER-3A, 6.40%, (3 Month USD LIBOR + 6.25%), 07/02/35 (l)	1,000	1,000
Peace Park CLO Ltd
Series 2021-E-1A, 6.12%, (3 Month USD LIBOR + 6.00%), 10/20/34 (l)	360	360
Pioneer Aircraft Finance Ltd
Series 2019-C-1, 6.90%, 06/15/26	954	749
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	4,103
Radnor Ltd
Series 2020-M1C-1, 1.84%, (1 Month USD LIBOR + 1.75%), 01/25/30 (g) (l)	550	548
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (o)	291	293
Residential Asset Mortgage Products, Inc.
Series 2006-M1-RZ3, REMIC, 0.61%, (1 Month USD LIBOR + 0.53%), 08/25/36 (l) (o)	276	272
Rockland Park Limited
Series 2021-E-1A, 6.38%, (3 Month USD LIBOR + 6.25%), 04/20/34 (l)	500	500
RR 18 Ltd
Series 2021-D-18A, 6.37%, (3 Month USD LIBOR + 6.25%), 10/16/34 (l)	360	360
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	—	1,556
Series 2021-D2-A, 3.86%, 01/15/53	290	294
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (c)	50	1,157

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (e) (l)	100	682
Series 2018-R1-A, 0.00%, 02/25/42 (e) (g)	21	645
Series 2018-R2-A, 0.00%, 02/25/42 (e)	6	191
Series 2019-R1-B, 0.00%, 08/17/48 (e) (l)	42	775
Sonic Capital LLC
Series 2020-A2I-1A, REMIC, 3.85%, 01/20/27	396	416
Sound Point CLO XXIII
Series 2019-ER-2A, 6.64%, (3 Month USD LIBOR + 6.47%), 07/17/34 (l)	500	486
Spruce Hill Mortgage Loan Trust
Series 2020-B2-SH1, REMIC, 4.68%, 02/29/24 (l)	1,200	1,210
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, 4.14%, 08/25/51 (l)	3,767	3,767
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 3.07%, 01/25/35 (l)	1,456	1,445
THL Credit Wind River CLO Ltd
Series 2018-E-2A, 5.88%, (3 Month USD LIBOR + 5.75%), 07/15/30 (l)	500	482
Series 2014-ER2-3A, 6.36%, (3 Month USD LIBOR + 6.22%), 10/22/31 (l)	500	475
Tricon American Homes 2020-SFR1
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	5,279
TTAN 2021-MHC
Series 2021-G-MHC, REMIC, 4.29%, (1 Month USD LIBOR + 4.20%), 03/15/24 (l)	500	502
TVC Mortgage Trust
Series 2020-M-RTL1, REMIC, 5.19%, 09/25/22 (o)	2,400	2,422
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 5.04%, 03/17/28 (l)	353	388
Upstart Securitization Trust
Series 2021-CERT-3, 0.00%, 07/20/31 (c)	4	3,391
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	441	456
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	231	244
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (l)	698	703
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (l)	331	334
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	602	620
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (l)	720	729
Velocity Commercial Capital Loan Trust 2020-1
Series 2020-A-MC1, REMIC, 4.50%, 06/25/23	1,083	1,081
Velocity Commercial Capital Loan Trust 2020-2
Series 2020-A2-2, REMIC, 5.00%, 12/25/25 (l)	1,800	1,763
Venture XX CLO Ltd
Series 2015-CR-20A, 2.03%, (3 Month USD LIBOR + 1.90%), 04/15/27 (l)	1,000	1,000
Volt XCII, LLC
Series 2021-A2-NPL1, 4.95%, 01/25/24 (o)	2,000	2,000
Voya CLO Ltd
Series 2019-E-2A, 6.73%, (3 Month USD LIBOR + 6.60%), 07/20/32 (l)	500	498
Wells Fargo Commercial Mortgage Trust
Series 2015-D-NXS4, REMIC, 3.85%, 11/18/25 (l)	293	293
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	450
Series 2016-C-C34, REMIC, 5.22%, 04/17/26 (l)	838	779
Wells Fargo Commercial Mortgage Trust 2017-RC1
Series 2017-D-RC1, REMIC, 3.25%, 03/17/27	484	454
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (g) (o)	812	817
Total Non-U.S. Government Agency Asset-Backed Securities (cost $159,596)		153,634
GOVERNMENT AND AGENCY OBLIGATIONS 9.4%
Sovereign 3.3%
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (b)	300	304
7.25%, 03/15/33 (g)	350	354
Commonwealth of Australia
3.00%, 03/21/47, AUD (b)	2,090	1,702
1.75%, 06/21/51, AUD (b)	1,150	723
Ghana, Government of
8.95%, 03/26/51 (g)	250	228
Gobierno de la Provincia de Buenos Aires
3.90%, 09/01/37 (g) (o)	345	166
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/13/42, MXN	156,930	7,508
8.00%, 11/07/47, MXN	47,190	2,303
4.50%, 01/31/50	300	307
Kuwait, Government of
3.50%, 03/20/27 (g)	200	222
Ministry of Finance of the Russian Federation
7.75%, 09/16/26, RUB	20,050	282
7.95%, 10/07/26, RUB	20,060	285
8.15%, 02/03/27, RUB	152,933	2,192
6.00%, 10/06/27, RUB	135,390	1,753
7.05%, 01/19/28, RUB	124,715	1,702
6.90%, 05/23/29, RUB	214,690	2,900
7.65%, 04/10/30, RUB	29,130	412
7.70%, 03/23/33 - 03/16/39, RUB	264,026	3,736
7.25%, 05/10/34, RUB	101,790	1,385
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (g)	290	327
6.13%, 06/15/33 (g)	200	211
Presidencia Da Republica Federativa Do Brasil
4.25%, 01/07/25	210	225
5.00%, 01/27/45	830	774
4.75%, 01/14/50 (n)	300	266
Presidencia De La Nacion
1.00%, 07/09/29	95	35
0.50%, 07/09/30 (o)	599	207
1.13%, 07/09/35 (o)	1,059	340
2.00%, 01/09/38 (o)	308	119
Presidencia de la República de Colombia
5.00%, 06/15/45	200	195
Presidencia de la Republica de El Salvador
7.12%, 01/20/50 (b)	200	135
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (g)	200	213
5.88%, 01/30/60 (g)	210	205
The Arab Republic of Egypt
7.63%, 05/29/32 (g)	260	260
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	80
3.31%, 11/30/25, CNY	2,000	319
3.48%, 06/29/27, CNH	4,000	648
4.29%, 05/22/29, CNH	1,000	172
The Republic of Indonesia, The Government of
8.38%, 09/15/26 - 04/15/39, IDR	26,963,000	2,128
7.00%, 05/15/27 - 09/15/30, IDR	49,544,000	3,678
9.00%, 03/15/29, IDR	10,524,000	861
8.25%, 05/15/29 - 05/15/36, IDR	32,866,000	2,582
6.50%, 02/15/31, IDR	21,167,000	1,489
7.38%, 05/15/48, IDR	10,370,000	747
		44,680
U.S. Treasury Bond 2.9%
Treasury, United States Department of
1.13%, 08/15/40	800	689
2.25%, 05/15/41 - 08/15/49	1,300	1,350
1.75%, 08/15/41	2,150	2,056
3.00%, 05/15/45	5,560	6,542
2.88%, 05/15/49	260	304
2.00%, 02/15/50 - 08/15/51	1,330	1,307
1.25%, 05/15/50 (p)	4,680	3,830
1.38%, 08/15/50	560	473
1.63%, 11/15/50	16,390	14,731
1.88%, 02/15/51	4,900	4,675
2.38%, 05/15/51	3,670	3,918
		39,875
Collateralized Mortgage Obligations 2.0%
Federal Home Loan Mortgage Corporation
Series 2017-B1-DNA2, REMIC, 5.24%, (1 Month USD LIBOR + 5.15%), 10/25/29 (l)	410	448

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Series SW-4170, REMIC, 3.97%, (4.05% - (1 Month USD LIBOR * 1)), 01/15/33 (l)	1,083	1,072
Series 2021-B1-DNA5, REMIC, 3.10%, (SOFR 30-Day Average + 3.05%), 01/25/34 (l)	250	255
Interest Only, Series SG-3972, REMIC, 5.82%, (5.90% - (1 Month USD LIBOR * 1)), 12/15/41 (l)	5,281	845
Series MS-4096, REMIC, 2.52%, (2.57% - (1 Month USD LIBOR * 0.57)), 08/15/42 (l)	277	244
Series SB-4118, REMIC, 2.58%, (2.63% - (1 Month USD LIBOR * 0.57)), 10/15/42 (l)	167	156
Series SJ-4141, REMIC, 4.67%, (4.80% - (1 Month USD LIBOR * 1.5)), 12/15/42 (l)	204	181
Series ST-4666, REMIC, 6.85%, (7.00% - (1 Month USD LIBOR * 1.75)), 12/15/42 (l)	265	272
Series 2019-B1-DNA3, REMIC, 3.34%, (1 Month USD LIBOR + 3.25%), 07/26/49 (l)	1,400	1,413
Series 2020-B1-DNA3, REMIC, 5.19%, (1 Month USD LIBOR + 5.10%), 06/27/50 (l)	250	261
Series 2020-B1-DNA6, REMIC, 3.05%, (SOFR 30-Day Average + 3.00%), 12/27/50 (l)	250	253
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 5.09%, (1 Month USD LIBOR + 5.00%), 07/25/25 (l)	12	12
Series 2017-1M2-C07, REMIC, 2.49%, (1 Month USD LIBOR + 2.40%), 05/28/30 (l)	261	264
Series 2018-1B1-C06, REMIC, 3.84%, (1 Month USD LIBOR + 3.75%), 03/25/31 (l)	340	347
Series 2019-1B1-R05, REMIC, 4.19%, (1 Month USD LIBOR + 4.10%), 07/25/39 (l)	130	132
Series 2020-1M2-R01, REMIC, 2.14%, (1 Month USD LIBOR + 2.05%), 01/25/40 (l)	251	253
Series 2012-GS-125, REMIC, 2.58%, (2.63% - (1 Month USD LIBOR * 0.57)), 11/25/42 (l)	1,457	1,248
Series 2013-CS-59, REMIC, 3.91%, (4.00% - (1 Month USD LIBOR * 1)), 06/25/43 (l)	421	421
Series 2015-HZ-23, REMIC, 3.00%, 04/25/45	304	319
Interest Only, Series 2018-SA-54, REMIC, 6.16%, (6.25% - (1 Month USD LIBOR * 1)), 08/25/48 (l)	3,974	742
Interest Only, Series 2020-AS-54, REMIC, 6.06%, (6.15% - (1 Month USD LIBOR * 1)), 08/25/50 (l)	3,499	748
Interest Only, Series 2020-SA-74, REMIC, 4.05%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (l)	6,658	805
Interest Only, Series 2020-SA-77, REMIC, 4.05%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (l)	8,812	1,175
Interest Only, Series 2020-SB-77, REMIC, 4.05%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (l)	6,236	814
Freddie Mac MSCR Trust MN1
Series 2021-M2-MN1, REMIC, 3.80%, (SOFR 30-Day Average + 3.75%), 01/25/51 (l)	500	515
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 1.50%, 01/20/42 (l)	6,196	239
Interest Only, Series 2015-MS-80, REMIC, 6.16%, (6.25% - (1 Month USD LIBOR * 1)), 06/20/45 (l)	3,291	654
Interest Only, Series 2018-HS-97, REMIC, 6.11%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (l)	358	53
Interest Only, Series 2018-SD-91, REMIC, 6.11%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (l)	2,667	348
Interest Only, Series 2018-SA-111, REMIC, 4.46%, (4.55% - (1 Month USD LIBOR * 1)), 08/20/48 (l)	4,350	439
Interest Only, Series 2018-SH-105, REMIC, 6.16%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/48 (l)	2,459	343
Interest Only, Series 2018-SK-124, REMIC, 6.11%, (6.20% - (1 Month USD LIBOR * 1)), 09/20/48 (l)	2,886	420
Interest Only, Series 2018-SA-166, REMIC, 6.06%, (6.15% - (1 Month USD LIBOR * 1)), 12/20/48 (l)	3,258	446
Interest Only, Series 2019-SH-92, REMIC, 6.01%, (6.10% - (1 Month USD LIBOR * 1)), 07/20/49 (l)	2,892	378
Interest Only, Series 2020-SA-115, REMIC, 4.11%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (l)	5,361	762
Interest Only, Series 2020-SC-115, REMIC, 4.11%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (l)	5,566	726
Interest Only, Series 2020-BS-112, REMIC, 6.16%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/50 (l)	5,011	885
Interest Only, Series 2020-S-133, REMIC, 6.20%, (6.25% - (SOFR 30-Day Average * 1)), 09/20/50 (l)	3,561	853
Interest Only, Series 2020-SD-142, REMIC, 6.21%, (6.30% - (1 Month USD LIBOR * 1)), 09/20/50 (l)	3,679	852
Interest Only, Series 2020-SH-146, REMIC, 6.21%, (6.30% - (1 Month USD LIBOR * 1)), 10/20/50 (l)	3,536	630
Interest Only, Series 2020-SD-167, REMIC, 6.21%, (6.30% - (1 Month USD LIBOR * 1)), 11/20/50 (l)	3,631	799
Interest Only, Series 2020-SU-189, REMIC, 6.21%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (l)	3,292	770
Interest Only, Series 2021-SA-97, REMIC, 2.55%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (l)	12,384	869
Interest Only, Series 2021-SB-107, REMIC, 3.05%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (l)	8,153	835
Interest Only, Series 2021-SB-97, REMIC, 3.66%, (3.75% - (1 Month USD LIBOR * 1)), 06/20/51 (l)	4,927	685
Interest Only, Series 2021-SH-98, REMIC, 6.21%, (6.30% - (1 Month USD LIBOR * 1)), 06/20/51 (l)	5,308	818
STRU CITI-5650 SA
Interest Only, Series CITI-SA-5650, 3.65%, 09/17/51 (e) (l)	6,000	938
		26,937
U.S. Treasury Note 0.6%
Treasury, United States Department of
0.25%, 09/30/25	80	78
0.75%, 03/31/26	540	536
0.50%, 04/30/27 (p)	790	764
0.63%, 12/31/27	60	58
1.25%, 05/31/28 - 09/30/28	4,910	4,896
1.13%, 02/15/31	150	145
1.63%, 05/15/31	1,260	1,275
		7,752
Commercial Mortgage-Backed Securities 0.3%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.92%, 12/25/27 (l)	18,703	704
Interest Only, Series 2019-X-M7, REMIC, 0.46%, 05/25/29 (l)	12,300	419
Interest Only, Series 2019-X-M12, REMIC, 0.70%, 06/25/29 (l)	8,694	429
Interest Only, Series 2020-X2-M13, REMIC, 1.40%, 09/25/30 (l)	4,455	369
Interest Only, Series 2019-X2-M21, REMIC, 1.46%, 02/25/31 (l)	4,171	414
Interest Only, Series 2019-2XA-M24, REMIC, 1.28%, 03/25/31 (l)	4,494	417
Interest Only, Series 2020-X4-M10, REMIC, 0.96%, 07/25/32 (l)	14,196	1,004
Government National Mortgage Association
Interest Only, Series 2020-IA-168, REMIC, 0.99%, 12/16/62 (l)	5,199	435
Interest Only, Series 2021-IO-52, REMIC, 0.85%, 04/16/63 (l)	5,688	452
		4,643
Mortgage-Backed Securities 0.3%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,643

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
3.40%, 03/01/30	1,500	1,676
3.24%, 01/01/33	1,184	1,319
		4,638
Municipal 0.0%
Detroit, City of
4.00%, 04/01/44 (o)	60	57
Illinois, State of
5.10%, 06/01/33	250	291
The Regents of the University of California
3.71%, 05/15/20	20	21
		369
Total Government And Agency Obligations (cost $131,674)		128,894
SENIOR FLOATING RATE INSTRUMENTS 1.3%
Information Technology 0.4%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (l)	135	135
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (l)	190	191
Applied Systems, Inc.
2021 2nd Lien Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 09/19/25 (l)	435	440
Blackhawk Network Holdings, Inc
2018 2nd Lien Term Loan, 7.13%, (1 Month USD LIBOR + 7.00%), 12/31/21 (l)	55	54
Colorado Buyer Inc
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 03/15/24 (l)	159	158
Constant Contact Inc
Second Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.50%), 02/10/29 (e) (l)	520	512
Cvent, Inc.
1st Lien Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 11/30/24 (l)	807	803
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 7.08%, (1 Month USD LIBOR + 7.00%), 02/16/29 (l)	200	201
Dell International L.L.C.
2021 Term Loan B, 2.00%, (1 Month USD LIBOR + 1.75%), 09/19/25 (l)	56	56
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 07/24/24 (l)	443	411
Grab Holdings Inc
Term Loan B, 5.50%, (6 Month USD LIBOR + 4.50%), 01/20/26 (l)	279	281
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (l)	129	130
Mitchell International, Inc.
2017 2nd Lien Term Loan, 7.33%, (1 Month USD LIBOR + 7.25%), 12/01/25 (l)	330	329
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (l)	367	368
Riverbed Technology, Inc.
2020 Term Loan B, 7.00%, (3 Month USD LIBOR + 6.00%), 12/31/23 (l)	825	737
Tibco Software Inc.
2020 2nd Lien Term Loan, 7.25%, (1 Month USD LIBOR + 7.25%), 02/14/28 (l)	185	187
Western Digital Corporation
2018 Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 04/29/23 (l)	119	119
		5,112
Consumer Discretionary 0.2%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 07/30/28 (l)	29	29
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 09/02/24 (l)	43	43
2015 Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 09/02/24 (l)	397	396
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 12/23/24 (l)	116	115
Getty Images, Inc.
2019 USD Term Loan B, 4.62%, (3 Month USD LIBOR + 4.50%), 02/13/26 (l)	399	398
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (l)	1,796	1,786
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.84%, (1 Month USD LIBOR + 1.75%), 10/25/23 (l)	61	60
Scientific Games International, Inc.
2018 Term Loan B5, 2.83%, (1 Month USD LIBOR + 2.75%), 08/14/24 (l)	107	106
Travel Leaders Group, LLC
2018 Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 01/25/24 (l)	463	432
		3,365
Financials 0.2%
Asurion LLC
2018 Term Loan B7, 3.08%, (1 Month USD LIBOR + 3.00%), 11/15/24 (l)	49	48
2021 2nd Lien Term Loan B3, 5.33%, (1 Month USD LIBOR + 5.25%), 02/05/28 (l)	65	65
Edelman Financial Center, LLC
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 03/15/28 (l)	29	29
Gulf Finance, LLC
Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 08/25/23 (l)	262	252
ION Trading Finance Limited
2021 USD Term Loan, 4.92%, (3 Month USD LIBOR + 4.75%), 03/26/28 (l)	175	175
Jane Street Group, LLC
2021 Term Loan, 2.83%, (3 Month USD LIBOR + 2.75%), 01/21/28 (l)	30	29
Lealand Finance Company B.V.
2020 Letter Of Credit, 4.14%, (3 Month USD LIBOR + 4.00%), 06/28/24 (e) (l)	484	281
2020 Take Back Term Loan, 0.00%, (3 Month USD LIBOR + 1.00%), 06/30/25 (l) (q)	—	—
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 06/28/24 (e) (l)	7	4
2020 Take Back Term Loan, 3.00%, (1 Month USD LIBOR + 1.00%), 06/30/25 (l)	371	166
Sweetwater Borrower, LLC
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (l)	155	154
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3 Month USD LIBOR + 2.50%), 02/28/25 (l) (q)	188	195
2020 Super Priority Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 02/28/25 (l)	343	356
2021 Consented Term Loan, 6.90%, (3 Month USD LIBOR + 6.75%), 05/29/26 (l)	107	92
VFH Parent LLC
2019 Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 01/22/26 (l)	8	8
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, 10/15/38 (k)	996	968
		2,822
Health Care 0.2%
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (l)	794	786
Athenahealth, Inc.
2021 Term Loan B1, 4.38%, (3 Month USD LIBOR + 4.25%), 02/11/26 (l)	20	20
Bausch Health Companies Inc.
2018 Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 05/19/25 (l)	20	20
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (l)	69	69

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/03/24 (l)	1	1
Curium BidCo S.a r.l.
2020 USD 2nd Lien Term Loan, 8.50%, (3 Month USD LIBOR + 7.75%), 12/31/23 (l)	195	197
Envision Healthcare Corporation
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/27/25 (l) (q)	150	133
2018 1st Lien Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 09/27/25 (l)	299	266
2020 PIK Term Loan , 0.00%, (3 Month USD LIBOR + 6.00%), 10/10/25 (l) (q)	315	265
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (l)	318	319
Global Medical Response, Inc.
2017 Term Loan B2, 5.25%, (6 Month USD LIBOR + 4.25%), 09/26/24 (l)	93	93
Phoenix Guarantor Inc.
2020 Term Loan B, 3.34%, (3 Month USD LIBOR + 3.25%), 03/05/26 (l)	29	29
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 11/09/25 (l)	76	76
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 01/12/24 (l)	300	291
		2,565
Communication Services 0.1%
Altice France S.A.
USD Term Loan B12, 3.81%, (3 Month USD LIBOR + 3.69%), 01/31/26 (l)	77	76
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (l)	185	186
Charter Communications Operating, LLC
2019 Term Loan B1, 1.84%, (1 Month USD LIBOR + 1.75%), 04/30/25 (l)	140	140
DirecTV Financing, LLC
Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 07/22/27 (l)	350	350
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (l)	110	110
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/13/22 (l)	23	24
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (l)	164	166
Level 3 Financing Inc.
2019 Term Loan B, 1.83%, (1 Month USD LIBOR + 1.75%), 03/01/27 (l)	108	107
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (e) (k)	146	6
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (l)	156	156
Virgin Media Bristol LLC
USD Term Loan N, 2.58%, (1 Month USD LIBOR + 2.50%), 10/03/27 (l)	45	45
		1,366
Industrials 0.1%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (l)	100	103
Aegion Corporation
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/31/28 (l)	85	86
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (l)	130	130
American Trailer World Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/17/28 (l)	—	—
Berry Global, Inc.
2021 Term Loan Z, 1.86%, (3 Month USD LIBOR + 1.75%), 07/01/26 (l)	39	39
DG Investment Intermediate Holdings 2, Inc.
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 6.75%), 03/18/29 (e) (l)	190	191
Kenan Advantage Group, Inc.
2021 2nd Lien Term Loan, 8.00%, (3 Month USD LIBOR + 7.25%), 12/31/24 (e) (l)	100	99
Minotaur Acquisition, Inc.
Term Loan B, 4.83%, (3 Month USD LIBOR + 4.75%), 02/27/26 (l)	289	287
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (6 Month USD LIBOR + 2.75%), 09/23/26 (l)	47	47
2021 Term Loan, 3.50%, (1 Year USD LIBOR + 2.75%), 09/23/26 (l)	46	46
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 09/23/26 (l)	36	36
Viad Corp
Initial Term Loan, 5.50%, (3 Month USD LIBOR + 5.00%), 12/31/24 (e) (l)	170	169
		1,233
Energy 0.1%
Atlas Purchaser, Inc.
2021 Term Loan, 6.00%, (3 Month USD LIBOR + 5.25%), 12/31/24 (l)	384	377
Brazos Delaware II, LLC
Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 05/16/25 (l)	298	294
		671
Materials 0.0%
Solenis Holdings LLC
2018 2nd Lien Term Loan, 8.58%, (1 Month USD LIBOR + 8.50%), 06/18/26 (l)	65	65
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (l)	446	438
		503
Utilities 0.0%
Waterbridge Midstream Operating LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 5.75%), 06/22/26 (l) (q)	110	107
Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 06/22/26 (l)	284	276
		383
Consumer Staples 0.0%
Reynolds Consumer Products LLC
Term Loan, 1.83%, (1 Month USD LIBOR + 1.75%), 01/30/27 (l)	23	23
Total Senior Floating Rate Instruments (cost $18,343)		18,043
OTHER EQUITY INTERESTS 0.7%
Altaba Inc. (a) (c) (r)	1,462	9,559
Gulfport Energy Operating Corporation (a) (c) (r)	85	—
Gulfport Energy Operating Corporation (a) (c) (r)	89	—
Gulfport Energy Operating Corporation (a) (c) (m) (r)	93	—
Gulfport Energy Operating Corporation (a) (c) (m) (r)	180	—
Total Other Equity Interests (cost $35,385)		9,559
PREFERRED STOCKS 0.4%
Information Technology 0.2%
Samsung Electronics Co. Ltd., 1.00% (m)	53	3,144
Industrials 0.1%
Randon S.A. Implementos E Participacoes	926	2,004
Consumer Staples 0.1%
Embotelladora Andina SA - Preferred Class B	409	884
Energy 0.0%
Gulfport Energy Operating Corporation, 10.00%, (100, 08/16/21) (a) (c) (j) (m)	—	5
McDermott International, Inc. (a) (c)	—	164
		169
Total Preferred Stocks (cost $5,716)		6,201

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
WARRANTS 0.1%
23andMe Holding Co. (a)	12	23
Accelerate Acquisition Corp. (a)	11	10
ACE Convergence Acquisition Corp. (a)	32	18
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (c)	83	—
Alkuri Global Acquisition Corp. (a)	—	—
Apollo Strategic Growth Capital (a)	11	9
Arrowroot Acquisition Corp. (a)	14	8
Artisan Acquisition Corp. (a)	—	—
Athena Technology Acquisition Corp. (a)	1	1
Avanti Acquisition Corp. (a)	6	4
Bowx Acquisition Corp. (a)	9	18
Cazoo Group Ltd (a)	31	46
CHP Merger Corp. (a)	9	5
Cohn Robbins Holdings Corp. (a)	4	3
Compagnie Financiere Richemont SA (a)	31	14
CONX Corp. (a)	7	8
E.Merge Technology Acquisition Corp. (a)	19	14
EG Acquisition Corp. (a)	6	4
FTAC Athena Acquisition Corp. (a)	3	4
Galileo Acquisition Corp. (a)	61	61
GCM Grosvenor Inc. (a)	67	135
Gigcapital4, Inc. (a)	3	4
Goal Acquisitions Corp. (a)	45	26
Healthcare Services Acquisition Corporation (a)	3	2
HPX Corp. (a)	21	11
Interprivate III Financial Partners Inc. (a)	1	1
Kaixin Auto Holdings (a)	65	6
KL Acquisition Corp. (a)	31	22
KLDiscovery (a)	35	10
Marquee Raine Acquisition Corp. (a)	1	1
MoneyLion Inc. (a)	40	39
Montes Archimedes Acquisition Corp. (a)	43	64
NextGen Acquisition Corp. II (a)	1	2
Northern Star Investment Corp. II (a)	1	1
Origin Materials (a)	48	76
Quantum-Si Incorporated (a)	13	27
Queen's Gambit Growth Capital (a)	—	—
Reinvent Technology Partners Y (a)	2	3
Supernova Partners Acquisition Company III, Ltd. (a)	6	5
Thunder Bridge Capital Partners III, Inc. (a)	4	3
Trebia Acquisition Corp. (a)	28	41
Tuscan Holdings Corp. (a)	28	19
Velo3D, Inc. (a)	3	5
Virgin Group Acquisition Corp. II (a)	4	3
Whole Earth Brands, Inc. (a)	30	44
Total Warrants (cost $719)		800
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (c)	211	211
Bharti Airtel Limited (a) (e)	8	17
Bristol-Myers Squibb Company (a) (e)	25	25
Dyax Corp. (a) (e)	127	7
Pfenex Inc. (a) (c)	24	18
Total Rights (cost $89)		278
SHORT TERM INVESTMENTS 20.7%
Investment Companies 18.8%
JNL Government Money Market Fund, 0.01% (s) (t)	258,115	258,115
U.S. Treasury Bill 1.9%
Treasury, United States Department of
0.05%, 10/28/21 (u)	26,000	25,999
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.01% (s) (t)	91	91
Treasury Securities 0.0%
The Arab Republic of Egypt
11.77%, 04/12/22, EGP (u)	1,275	76
Total Short Term Investments (cost $284,281)		284,281
Total Investments 112.1% (cost $1,479,722)		1,542,314
Total Securities Sold Short (18.5)% (proceeds $221,158)		(254,253)
Total Purchased Options 0.0% (cost $910)		572
Other Derivative Instruments (0.6)%		(8,140)
Other Assets and Liabilities, Net 7.0%		95,292
Total Net Assets 100.0%		1,375,785

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) All or a portion of the security was on loan as of September 30, 2021.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) All or a portion of the security is subject to a written call option.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $139,000 and 10.1% of the Fund.

(h) Convertible security.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) As of September 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(o) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(p) All or a portion of the security is pledged or segregated as collateral.

(q) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

(u) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (18.5%)
COMMON STOCKS (16.2%)
Information Technology (3.8%)
Alteryx, Inc. - Class A	(2)	(123)
ams AG	(24)	(428)
Avaya Holdings Corp.	(36)	(715)
Bentley Systems, Incorporated - Class B	(18)	(1,077)
Bigcommerce Holdings, Inc. - Series 1	(4)	(219)
CrowdStrike Holdings, Inc. - Class A	(24)	(5,888)
CSG Systems International, Inc.	(9)	(433)
Delivery Hero SE (a)	(7)	(878)
Dye & Durham Limited	(5)	(155)
Fastly, Inc. - Class A	(8)	(342)
FireEye, Inc.	(37)	(659)
I3 Verticals, Inc. - Class A	(16)	(399)
II-VI Incorporated	(16)	(938)
Impinj, Inc.	(23)	(1,298)
Kaleyra, Inc.	(25)	(268)
Micron Technology, Inc.	(99)	(7,054)
MicroStrategy Inc. - Class A	(1)	(490)
Mitek Systems, Inc.	(55)	(1,013)
MKS Instruments, Inc.	(3)	(495)
NetApp, Inc.	(73)	(6,577)
NortonLifelock Inc.	(19)	(483)
Nutanix, Inc. - Class A	(13)	(504)
OSI Systems Inc.	(7)	(657)
PAR Technology Corp.	(13)	(771)
Pure Storage, Inc. - Class A	(8)	(191)
Rapid7, Inc.	(12)	(1,387)
Seagate Technology Holdings Public Limited Company	(88)	(7,250)
Shift4 Payments, LLC - Class A	(1)	(81)
Splunk Inc.	(3)	(500)
Spotify Technology S.A.	—	(73)
Square, Inc. - Class A	(2)	(535)
SunPower Corporation	(32)	(728)
Vishay Intertechnology Inc.	(9)	(190)
Workday, Inc. - Class A	(5)	(1,233)
Zoom Video Communications, Inc. - Class A	(15)	(4,105)
Zscaler, Inc.	(15)	(4,005)
		(52,142)
Consumer Discretionary (3.4%)
Airbnb, Inc. - Class A	(1)	(162)
AutoZone, Inc.	(1)	(2,411)
Best Buy Co., Inc.	(85)	(9,019)
Burlington Stores Inc.	(11)	(3,102)
Draftkings Inc. - Class A	(11)	(525)
Fisker Group Inc. - Class A	(74)	(1,084)
Fiverr International Ltd	(4)	(743)
Groupon, Inc.	(12)	(280)
Guess Inc.	(31)	(660)
H & R Block, Inc.	(65)	(1,619)
Li Auto Inc - ADR	(33)	(864)
Marriott Vacations Worldwide Corporation	(5)	(819)
NIO, Inc. - Class A-ADR	(23)	(802)
Office Depot, Inc.	(36)	(1,444)
Porch Group Inc - Class A	(34)	(600)
RH	(18)	(12,027)
Royal Caribbean Cruises Ltd.	(21)	(1,871)
Shift Technologies, Inc. - Class A	(109)	(760)
Stride, Inc.	(21)	(758)
The Home Depot, Inc.	(19)	(6,398)
Vroom, Inc.	(16)	(360)
Wayfair Inc. - Class A	(2)	(618)
		(46,926)
Health Care (2.4%)
1Life Healthcare, Inc.	(9)	(188)
Aerie Pharmaceuticals, Inc.	(13)	(146)
Alphatec Holdings, Inc.	(51)	(618)
Avadel Pharmaceuticals Public Limited Company - ADR	(82)	(803)
BioMarin Pharmaceutical Inc.	(5)	(381)
Brookdale Senior Living Inc.	(42)	(263)
Canopy Growth Corporation	(9)	(131)
Coherus Biosciences, Inc.	(65)	(1,049)
Collegium Pharmaceutical, Inc.	(27)	(533)
Cutera Inc.	(27)	(1,267)
DexCom Inc.	(8)	(4,137)
Dynavax Technologies Corporation	(114)	(2,183)
Flexion Therapeutics, Inc.	(10)	(59)
Gossamer Bio, Inc.	(55)	(690)
Innoviva, Inc.	(74)	(1,240)
Inotiv, Inc.	(11)	(321)
Insmed Inc.	(38)	(1,040)
Intercept Pharmaceuticals, Inc.	(61)	(908)
Ironwood Pharmaceuticals, Inc. - Class A	(61)	(797)
Karyopharm Therapeutics Inc.	(42)	(242)
Ligand Pharmaceuticals Incorporated	(1)	(193)
MannKind Corporation	(270)	(1,175)
Mesa Laboratories, Inc.	(2)	(551)
NuVasive Inc.	(15)	(889)
Omeros Corporation	(54)	(742)
Pacira Biosciences, Inc.	(3)	(174)
PetIQ, Inc. - Class A	(23)	(581)
Pharming Group N.V.	(98)	(93)
Pphm, Inc.	(43)	(935)
Revance Therapeutics Inc.	(47)	(1,320)
Smiledirectclub, Inc. - Class A	(85)	(450)
Tabula Rasa HealthCare Inc.	(9)	(242)
Tandem Diabetes Care Inc.	(48)	(5,738)
Varex Imaging Corporation	(84)	(2,380)
Zogenix, Inc.	(57)	(866)
		(33,325)
Industrials (1.5%)
ACCO Brands Corporation	(166)	(1,429)
Air Transport Services Group, Inc.	(18)	(473)
Allison Systems, Inc.	(41)	(1,443)
Arcbest Corporation	(19)	(1,538)
Atlas Air Worldwide Holdings, Inc.	(51)	(4,148)
Canadian Pacific Railway Limited	(8)	(510)
Deluxe Corp.	(40)	(1,442)
Elance, Inc.	(16)	(739)
Fortive Corporation	(1)	(81)
FuelCell Energy, Inc.	(120)	(805)
Gol Linhas Aereas Inteligentes SA - ADR	(29)	(218)
Greenbrier Cos. Inc.	(22)	(941)
JetBlue Airways Corporation	(5)	(72)
Parsons Corporation	(20)	(669)
Patrick Industries, Inc.	(15)	(1,258)
Plug Power Inc.	(89)	(2,272)
Spirit Airlines, Inc.	(11)	(275)
Textainer Group Holdings Limited	(42)	(1,466)
Werner Enterprises Inc.	(32)	(1,420)
		(21,199)
Financials (1.4%)
Afterpay Limited	(3)	(283)
Encore Capital Group, Inc.	(77)	(3,818)
EZCORP, Inc. - Class A	(88)	(670)
Focus Financial Partners Inc. - Class A	(25)	(1,315)
Hope Bancorp, Inc.	(23)	(337)
LendingTree, Inc.	(1)	(121)
New York Community Bancorp Inc. - Series A	(17)	(225)
S&P Global Inc.	(7)	(3,043)
SiriusPoint Ltd	(154)	(1,428)
SoFi Technologies, Inc.	(25)	(403)
The PRA Group, Inc.	(25)	(1,071)
Trupanion Inc.	(60)	(4,646)
Two Harbors Investment Corp.	(81)	(516)
Upstart Holdings, Inc.	(4)	(1,140)
Zip Co Limited	(40)	(200)
		(19,216)
Communication Services (1.1%)
ANGI Homeservices Inc. - Class A	(123)	(1,514)
Bandwidth Inc. - Class A	(2)	(203)
Charter Communications, Inc. - Class A	(3)	(1,840)
Cinemark Holdings, Inc.	(74)	(1,420)
Dish Network Corporation - Class A	(19)	(822)
FuboTV Inc.	(21)	(503)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Liberty Media Corporation - Series A	(2)	(106)
Liberty Media Corporation - Series C	(35)	(1,811)
Liberty SiriusXM Group - Series A	(10)	(471)
Live Nation Entertainment, Inc.	(10)	(893)
Magnite, Inc.	(25)	(707)
Marcus Corp.	(76)	(1,331)
Radius Global Infrastructure, Inc. - Class A	(37)	(611)
SEA, Ltd. - Class A-ADR	(1)	(216)
Sirius XM Holdings Inc.	(211)	(1,288)
Softbank Corp.	(19)	(258)
TechTarget, Inc.	(15)	(1,274)
		(15,268)
Real Estate (1.0%)
Apollo Commercial Real Estate Finance, Inc.	(4)	(55)
Arbor Realty Trust, Inc.	(105)	(1,938)
Braemar Hotel & Resorts Inc.	(56)	(272)
Innovative Industrial Properties, Inc.	(8)	(1,964)
KKR Real Estate Finance Trust Inc.	(15)	(317)
Open Doors Technology Inc. - Class A	(96)	(1,965)
Paramount Group, Inc.	(112)	(1,010)
Pebblebrook Hotel Trust	(52)	(1,162)
PennyMac Mortgage Investment Trust	(67)	(1,325)
Realogy Holdings Corp.	(39)	(678)
Redfin Corporation	(5)	(229)
Redwood Trust Inc.	(29)	(374)
Retail Opportunity Investments Corp.	(66)	(1,142)
Starwood Property Trust, Inc.	(10)	(233)
Summit Hotel Properties Inc.	(73)	(706)
		(13,370)
Consumer Staples (0.8%)
Beyond Meat, Inc.	(5)	(483)
Central Garden & Pet Co. - Class A	(34)	(1,469)
Flowers Foods Inc.	(49)	(1,148)
Herbalife Nutrition Ltd.	(12)	(492)
Just Eat Takeaway.Com N.V. (a)	(4)	(271)
The Beauty Health Company - Class A	(47)	(1,213)
The Chefs' Warehouse, Inc.	(41)	(1,348)
United Natural Foods Inc.	(81)	(3,906)
		(10,330)
Materials (0.6%)
Antofagasta PLC	(45)	(815)
BHP Group Limited - ADR	(92)	(4,929)
Century Aluminum Co.	(34)	(458)
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A	(119)	(758)
MP Materials Corp. - Class A	(35)	(1,115)
Pretium Resources Inc.	(3)	(24)
		(8,099)
Utilities (0.1%)
Sunnova Energy International Inc.	(40)	(1,311)
Energy (0.1%)
Cabot Oil & Gas Corp.	(1)	(17)
Helix Energy Solutions Group, Inc.	(197)	(764)
		(781)
Total Common Stocks (proceeds $189,381)		(221,967)
INVESTMENT COMPANIES (0.2%)
SPDR S&P 500 ETF	(7)	(2,828)
Total Investment Companies (proceeds $2,330)		(2,828)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
U.S. Treasury Note (0.1%)
Treasury, United States Department of
1.25%, 08/15/31	(1,549)	(1,512)
Total Government And Agency Obligations (proceeds $1,528)		(1,512)
CORPORATE BONDS AND NOTES (0.0%)
Energy (0.0%)
Devon Energy Corporation
5.85%, 12/15/25	(272)	(315)
Information Technology (0.0%)
Western Digital Corporation
4.75%, 02/15/26	(119)	(132)
Total Corporate Bonds And Notes (proceeds $420)		(447)
SHORT TERM INVESTMENTS (2.0%)
Treasury Securities (2.0%)
Treasury, United States Department of
0.06%, 10/19/21	(27,500)	(27,499)
Total Short Term Investments (proceeds $27,499)		(27,499)
Total Securities Sold Short (18.5%) (proceeds $221,158)		(254,253)

(a) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	06/13/18	1,753	9,155	0.7
AES Gener S.A., 7.13%, 03/26/79	06/05/19	205	212	—
Afterpay Limited, 0.00%, 03/12/26	05/18/21	1,183	1,223	0.1
Agile Group Holdings Limited, 7.75% (callable at 100, 05/25/25)	01/27/20	205	180	—
Alibaba Group Holding Limited	01/14/21	3,213	2,246	0.2
ams AG, 2.13%, 11/03/27	02/09/21	2,098	1,831	0.1
Baidu, Inc. - Class A	03/13/20	924	1,019	0.1
Banco GNB Sudameris S.A., 6.50%, 04/03/27	06/15/20	190	201	—
Banco Macro S.A., 6.75%, 11/04/26	06/03/19	169	171	—
BNP Paribas, 6.13% (callable at 100, 06/17/22)	03/22/17	282	312	—
Braskem Netherlands Finance B.V., 5.88%, 01/31/50	05/06/20	159	228	—
Cabinet of Ministers of Ukraine, 7.25%, 03/15/33	03/19/21	304	304	—
Camposol SA, 6.00%, 02/03/27	08/09/21	359	361	—
Central China Real Estate Limited, 7.25%, 07/16/24	05/11/20	193	122	—
Cibanco, S.A., Institucion de Banca Multiple	03/18/20	1,239	1,385	0.1
Commonwealth of Australia, 3.00%, 03/21/47	02/03/20	1,862	1,702	0.1
Commonwealth of Australia, 1.75%, 06/21/51	10/28/20	799	723	0.1
Cooperatieve Rabobank U.A., 4.63% (callable at 100, 12/29/25)	11/10/20	752	765	0.1
Corporacion Azucarera del Peru S.A., 6.38%, 08/02/22	06/08/21	96	98	—
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	11/10/20	371	378	—
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	06/07/19	199	145	—
Danske Bank A/S, 5.88% (callable at 100, 04/06/22)	03/22/17	499	545	0.1
Delivery Hero SE	03/30/21	(996)	(878)	—
Delivery Hero SE, 1.50%, 01/15/28	02/03/21	2,246	2,013	0.2
Deutsche Wohnen AG, 0.33%, 07/26/24	07/09/21	297	316	—
Deutsche Wohnen AG, 0.60%, 01/05/26	06/02/21	2,779	2,853	0.2
Dragon Delight Holdings Company Limited, 7.00% (callable at 100, 05/31/22)	04/15/21	200	196	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Multi-Manager Alternative Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	09/13/21	174	174	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	06/16/20	215	160	—
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	08/24/21	346	346	—
Geopark Limited, 6.50%, 09/21/24	08/06/21	206	205	—
Gilex Holding SARL, 8.50%, 05/02/23	06/24/19	206	205	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	05/26/21	200	202	—
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/24	07/31/20	189	202	—
Inkia Energy Limited, 5.88%, 11/09/27	08/05/21	205	208	—
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	11/10/20	226	239	—
Jababeka International B.V., 6.50%, 10/05/23	08/31/21	197	193	—
JNBY Design Limited	05/21/21	749	666	0.1
JPMorgan Chase Bank, National Association, 0.00%, 12/28/23	05/27/21	2,054	1,983	0.2
Just Eat Takeaway.Com N.V.	05/25/21	428	310	—
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	01/27/21	1,750	1,562	0.1
Kosmos Energy Ltd., 7.13%, 04/04/26	06/03/20	179	196	—
Lotte Chemical Titan Holding Berhad	06/15/21	1,034	883	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	06/11/21	262	265	—
NGD Holdings B.V., 6.75%, 12/31/26	07/26/21	145	145	—
PERU LNG, 5.38%, 03/22/30	04/16/20	121	162	—
Pharming Group N.V., 3.00%, 01/21/25	10/27/20	1,027	976	0.1
Presidencia de la Republica de El Salvador, 7.12%, 01/20/50	04/08/21	189	135	—
PT Pertamina (Persero), 4.15%, 02/25/60	04/09/21	195	197	—
RKP Overseas Finance 2016 (A) Limited, 7.95% (callable at 100, 02/17/22)	12/06/19	192	188	—
Ronshine China Holdings Limited, 6.75%, 08/05/24	09/15/20	197	136	—
Singapore Exchange Limited, 0.00%, 03/01/24	05/27/21	2,218	2,122	0.2
Sixsigma Networks Mexico, S.A. de C.V., 7.50%, 05/02/25	05/27/21	170	195	—
TBLA International Pte. Ltd., 7.00%, 01/24/23	11/30/20	198	197	—
TE Connectivity Ltd.	04/25/17	2,470	3,647	0.3
Telecommunications Services of Trinidad and Tobago Limited (TSTT), 8.88%, 10/18/29	08/25/20	251	264	—
Theta Capital Pte. Ltd., 6.75%, 10/31/26	02/01/21	188	197	—
Tongcheng-Elong Holdings Limited	01/11/21	737	895	0.1
UBS Group Funding (Switzerland) AG, 5.75% (callable at 100, 02/19/22)	03/28/17	217	235	—
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 02/19/25)	04/28/15	204	230	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/04/19	181	151	—
WH Group Limited	10/19/20	3,121	2,601	0.2
Yuzhou Properties Company Limited, 8.30%, 05/27/25	02/06/20	204	147	—
Zip Co Limited, 0.00%, 04/23/28	08/06/21	696	647	0.1
		43,121	49,272	3.6

JNL Multi-Manager Alternative Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Intelsat Jackson Holdings S.A. - 2021 DIP Term Loan	5	-
OneDigital Borrower LLC - 2020 Term Loan	12	-
	17	-

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	71	June 2023		17,615	2	(4)
90 Day Eurodollar	190	September 2023		47,047	7	(26)
90 Day Eurodollar	1,637	December 2023		404,796	61	(232)
AUD/USD Spot Rate	70	December 2021		5,164	34	(100)
CAD/USD Spot Rate	19	December 2021		1,500	11	—
JPY/USD Spot Rate	115	December 2021		13,086	67	(176)
MXN/USD Spot Rate	210	December 2021		5,191	(16)	(153)
RUB/USD Spot Rate	130	December 2021		4,365	7	42
United States 2 Year Note	107	January 2022		23,561	4	(15)
United States 5 Year Note	864	January 2022		106,598	78	(549)
United States Long Bond	838	December 2021		136,660	104	(3,234)
United States Ultra Bond	58	December 2021		11,425	(4)	(343)
					355	(4,790)
Short Contracts
90 Day Eurodollar	(114)	December 2021		(28,434)	(3)	(18)
90 Day Eurodollar	(298)	March 2022		(74,385)	(7)	(7)
Australia 10 Year Bond	(31)	December 2021	AUD	(4,464)	1	57

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Multi-Manager Alternative Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD Spot Rate	(9)	December 2021		(1,330)	2	25
Euro Bund	(328)	December 2021	EUR	(56,465)	126	898
Euro Buxl 30 Year Bond	(11)	December 2021	EUR	(2,303)	17	78
GBP/USD Spot Rate	(51)	December 2021		(4,413)	(13)	118
Italy Government BTP Bond	(70)	December 2021	EUR	(10,772)	41	159
Long Gilt	(95)	December 2021	GBP	(12,224)	65	459
United States 10 Year Note	(344)	December 2021		(45,697)	(51)	424
United States 10 Year Ultra Bond	(98)	December 2021		(14,529)	(17)	294
					161	2,487

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	0.45	(S)	05/15/27	85,638	(102)	3,522
3M LIBOR (Q)	Receiving	1.35	(S)	02/15/28	17,942	(24)	(29)
3M LIBOR (Q)	Receiving	1.25	(S)	02/15/28	24,719	(34)	(9)
3M LIBOR (Q)	Receiving	0.71	(S)	05/20/30	12,129	(26)	765
3M LIBOR (Q)	Receiving	0.69	(S)	06/24/30	13,430	(30)	883
3M LIBOR (Q)	Receiving	0.68	(S)	07/08/30	14,230	(33)	952
3M LIBOR (Q)	Receiving	0.80	(S)	11/15/45	3,937	(10)	736
3M LIBOR (Q)	Receiving	1.23	(S)	02/15/47	543	(2)	71
3M LIBOR (Q)	Receiving	1.60	(S)	02/15/47	728	(2)	34
3M LIBOR (Q)	Receiving	1.20	(S)	02/15/47	901	(3)	119
3M LIBOR (Q)	Receiving	1.63	(S)	02/15/47	2,888	(11)	110
3M LIBOR (Q)	Receiving	2.00	(S)	02/15/47	3,619	(13)	(184)
3M LIBOR (Q)	Receiving	1.00	(S)	02/15/47	6,870	(18)	1,207
3M LIBOR (Q)	Receiving	0.90	(S)	03/17/50	520	(1)	106
3M LIBOR (Q)	Receiving	1.20	(S)	10/07/50	484	(1)	71
3M LIBOR (Q)	Receiving	2.00	(S)	06/03/51	127	—	(6)
3M LIBOR (Q)	Receiving	2.05	(S)	06/07/51	384	(1)	(18)
3M LIBOR (Q)	Receiving	1.67	(S)	07/09/51	3,221	(8)	141
3M LIBOR (Q)	Paying	0.19	(S)	06/15/22	21,171	1	6
3M LIBOR (Q)	Paying	0.82	(S)	06/04/24	27,459	2	(58)
3M LIBOR (Q)	Paying	1.41	(S)	03/01/25	83,433	5	36
3M LIBOR (Q)	Paying	1.52	(S)	06/21/25	30,918	5	(10)
U.S. CPURNSA (A)	Paying	2.79	(A)	05/12/26	3,050	7	(54)
U.S. SOFR (A)	Receiving	0.71	(A)	05/15/27	8,816	(17)	108
U.S. SOFR (A)	Receiving	0.56	(A)	07/20/45	3,170	(22)	618
U.S. SOFR (A)	Receiving	0.74	(A)	08/19/45	1,060	(8)	175
U.S. SOFR (A)	Receiving	1.52	(A)	02/15/47	2,213	(17)	67
U.S. SOFR (A)	Receiving	1.73	(A)	02/15/47	2,921	(24)	(55)
						(387)	9,304

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.HY.37 (Q)	5.00	12/20/26	1,262	(116)	2	5

Credit default swap agreements - sell protection
CDX.NA.IG.37 (Q)	1.00	12/20/26	(10,446)	248	(5)	(8)
Teva Pharmaceutical Industries Ltd (Q)	1.00	06/20/26	(296)	(26)	—	4
				222	(5)	(4)

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Dec. 2021	(26)	EUR	170.50	11/26/21	3	1
Euro Bund Future, Nov. 2021	(12)	EUR	172.50	10/22/21	—	3
Euro Bund Future, Nov. 2021	(6)	EUR	171.00	10/22/21	(2)	(5)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options (continued)
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro Bund Future, Nov. 2021	(19)	EUR	170.50	10/22/21	1	1
					2	—

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
EUR/USD Spot Rate Future, Dec. 2021	Call	1.18	11/05/21	3	1
EUR/USD Spot Rate Future, Dec. 2021	Put	1.18	10/08/21	3	8
JPY/USD Spot Rate Future, Dec. 2021	Call	0.90	11/05/21	3	2
United States 10 Year Note 2nd Week Future, Dec. 2021	Call	132.50	10/08/21	6	1
United States 10 Year Note 2nd Week Future, Dec. 2021	Call	132.00	10/08/21	13	3
United States 10 Year Note 2nd Week Future, Dec. 2021	Call	131.75	10/08/21	6	2
United States 10 Year Note 2nd Week Future, Dec. 2021	Call	132.25	10/08/21	6	1
United States 10 Year Note 2nd Week Future, Dec. 2021	Put	132.00	10/08/21	12	8
United States 10 Year Note Future, Dec. 2021	Call	132.50	10/22/21	8	1
United States 10 Year Note Future, Dec. 2021	Call	132.25	10/22/21	10	3
United States 10 Year Note Future, Dec. 2021	Call	131.50	10/22/21	36	24
United States 10 Year Note Future, Dec. 2021	Put	131.75	10/22/21	12	8
United States 5 Year Note Future, Dec. 2021	Call	122.75	10/22/21	1	—
United States Long Bond 2nd Week Future, Dec. 2021	Call	161.50	10/08/21	6	1
United States Long Bond 2nd Week Future, Dec. 2021	Call	162.50	10/08/21	8	1
United States Long Bond 2nd Week Future, Dec. 2021	Call	159.50	10/08/21	13	11
United States Long Bond 2nd Week Future, Dec. 2021	Call	160.00	10/08/21	6	4
United States Long Bond Future, Dec. 2021	Call	161.00	10/22/21	43	30
United States Long Bond Future, Dec. 2021	Call	162.00	10/22/21	49	22
United States Long Bond Future, Dec. 2021	Call	160.00	10/22/21	7	7
United States Long Bond Future, Dec. 2021	Call	159.50	10/22/21	12	16
United States Long Bond Future, Dec. 2021	Call	159.00	10/22/21	18	27
					181
Options on Securities
1Life Healthcare, Inc.	Call	30.00	10/15/21	25	—
Alphatec Holdings, Inc.	Put	12.50	10/15/21	25	2
Alteryx, Inc.	Call	85.00	10/15/21	10	—
Alteryx, Inc.	Call	80.00	10/15/21	10	—
American Airlines Group Inc.	Put	10.00	01/20/23	54	3
Braemar Hotel & Resorts Inc.	Put	5.00	10/15/21	10	—
Carnival Corporation	Call	30.00	01/21/22	30	3
Cinemark Holdings, Inc.	Call	25.00	01/21/22	60	6
Cinemark Holdings, Inc.	Put	10.00	01/21/22	113	3
Coherus Biosciences, Inc.	Put	12.50	11/19/21	6	—
Draftkings Inc.	Put	50.00	10/15/21	20	6
Gol Linhas Aereas Inteligentes SA	Call	10.00	10/15/21	151	—
Gol Linhas Aereas Inteligentes SA	Call	9.00	01/21/22	90	5
Gol Linhas Aereas Inteligentes SA	Put	4.00	10/15/21	94	—
Gossamer Bio, Inc.	Put	10.00	10/15/21	29	—
Gossamer Bio, Inc.	Put	10.00	11/19/21	29	2
Guess ?, Inc.	Put	19.00	10/15/21	25	1
Helix Energy Solutions Group, Inc.	Call	5.00	12/17/21	103	2
Insmed Incorporated	Put	21.00	11/19/21	5	—
iShares Expanded Tech-Software Sector ETF	Put	400.00	10/15/21	4	3
Kaleyra, Inc.	Put	10.00	10/15/21	17	—
Karyopharm Therapeutics Inc.	Call	7.50	11/19/21	25	2
MannKind Corporation	Put	4.00	10/15/21	1	—
Norwegian Cruise Line Holdings Ltd.	Call	32.50	01/21/22	60	7
NuVasive, Inc.	Call	70.00	12/17/21	21	5
Oil States International, Inc.	Put	5.00	10/15/21	50	—
Pebblebrook Hotel Trust	Call	30.00	12/17/21	30	—
PetIQ, Inc.	Call	30.00	10/15/21	25	—
PetIQ, Inc.	Call	29.00	10/15/21	25	—
Realogy Holdings Corp.	Put	15.00	10/15/21	100	—
Smiledirectclub, Inc.	Call	7.00	10/01/21	25	—
Smiledirectclub, Inc.	Call	6.00	10/15/21	88	2
Smiledirectclub, Inc.	Call	6.50	10/15/21	59	1
Spirit Airlines	Call	30.00	01/21/22	30	5
The Chefs' Warehouse, Inc.	Put	25.00	10/15/21	75	—
The Greenbrier Companies, Inc.	Put	40.00	10/15/21	25	1
The Marcus Corporation	Put	10.00	12/17/21	54	—
Vroom, Inc.	Call	35.00	12/17/21	12	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Zogenix, Inc.	Call	19.00	12/17/21	15	1
					60

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.36, 06/20/26	BNP	Call		109.50	10/21/21	1,590,000	3

Foreign Currency Options
USD/RUB Spot Rate	GSC	Call	RUB	74.30	10/19/21	1,580,000	5
USD/AUD Spot Rate	GSC	Put	AUD	0.73	11/22/21	740,000	—
USD/BRL Spot Rate	BNP	Put	BRL	5.25	11/23/21	1,520,000	12
USD/BRL Spot Rate	MSC	Put	BRL	5.25	10/08/21	1,580,000	1
USD/CAD Spot Rate	BNP	Put	CAD	1.27	11/22/21	1,460,000	17
USD/JPY Spot Rate	MSC	Put	JPY	107.80	11/10/21	3,168,000	2
USD/MXN Spot Rate	JPM	Put	MXN	20.10	12/03/21	1,615,000	7
USD/MXN Spot Rate	MSC	Put	MXN	20.00	12/23/21	1,780,000	8
USD/MXN Spot Rate	MSC	Put	MXN	20.42	11/23/21	1,490,000	12
USD/MXN Spot Rate	MSC	Put	MXN	20.24	11/18/21	1,550,000	8
USD/NZD Spot Rate	GSC	Put	NZD	0.71	11/22/21	1,120,000	—
USD/RUB Spot Rate	GSC	Put	RUB	73.50	10/05/21	1,575,000	17
USD/RUB Spot Rate	GSC	Put	RUB	74.00	12/17/21	1,580,000	32
USD/RUB Spot Rate	GSC	Put	RUB	72.69	01/11/22	1,580,000	18
USD/RUB Spot Rate	JPM	Put	RUB	74.83	10/28/21	1,560,000	44
USD/RUB Spot Rate	JPM	Put	RUB	73.50	10/11/21	775,000	10
USD/RUB Spot Rate	JPM	Put	RUB	74.91	11/18/21	1,700,000	50
USD/RUB Spot Rate	MSC	Put	RUB	73.40	11/30/21	1,614,000	25
USD/RUB Spot Rate	MSC	Put	RUB	72.63	12/23/21	1,780,000	19
USD/RUB Spot Rate	WFI	Put	RUB	74.70	01/13/22	1,550,000	41
							328

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
AUD/USD Spot Rate Future, Dec. 2021	Call	0.74	10/08/21	12	—
AUD/USD Spot Rate Future, Dec. 2021	Call	0.75	10/08/21	12	—
AUD/USD Spot Rate Future, Dec. 2021	Call	0.73	10/08/21	23	(8)
AUD/USD Spot Rate Future, Dec. 2021	Call	0.74	11/05/21	14	(4)
AUD/USD Spot Rate Future, Dec. 2021	Call	0.73	11/05/21	8	(6)
AUD/USD Spot Rate Future, Dec. 2021	Put	0.73	10/08/21	6	(4)
CAD/USD Spot Rate Future, Dec. 2021	Call	0.80	10/08/21	6	—
CAD/USD Spot Rate Future, Dec. 2021	Call	0.80	11/05/21	12	(4)
CAD/USD Spot Rate Future, Dec. 2021	Put	0.78	11/05/21	6	(2)
EUR/USD Spot Rate Future, Dec. 2021	Call	1.19	10/08/21	12	—
EUR/USD Spot Rate Future, Dec. 2021	Call	1.17	10/08/21	6	(2)
EUR/USD Spot Rate Future, Dec. 2021	Call	1.19	11/05/21	6	—
EUR/USD Spot Rate Future, Dec. 2021	Call	1.19	11/05/21	4	—
Eurodollar 2 Year Midcurve Future, Dec. 2023	Call	99.25	12/10/21	87	(3)
Eurodollar 2 Year Midcurve Future, Dec. 2023	Call	99.13	12/10/21	39	(3)
Eurodollar 2 Year Midcurve Future, Dec. 2023	Call	98.75	12/10/21	26	(12)
Eurodollar 2 Year Midcurve Future, Dec. 2023	Put	98.75	12/10/21	233	(46)
JPY/USD Spot Rate Future, Dec. 2021	Call	0.92	10/08/21	12	—
United States 10 Year Note 1st Week Future, Dec. 2021	Call	133.50	10/01/21	23	—
United States 10 Year Note 1st Week Future, Dec. 2021	Call	133.75	10/01/21	18	—
United States 10 Year Note 1st Week Future, Dec. 2021	Call	133.25	10/01/21	9	—
United States 10 Year Note 1st Week Future, Dec. 2021	Call	131.50	10/01/21	6	(1)
United States 10 Year Note 1st Week Future, Dec. 2021	Call	132.75	10/01/21	5	—
United States 10 Year Note 2nd Week Future, Dec. 2021	Call	132.75	10/08/21	13	(1)
United States 10 Year Note 3rd Week Future, Dec. 2021	Call	133.25	10/15/21	24	(2)
United States 10 Year Note Future, Dec. 2021	Call	133.50	10/22/21	51	(2)
United States 10 Year Note Future, Dec. 2021	Call	133.00	10/22/21	73	(8)
United States 10 Year Note Future, Dec. 2021	Call	134.00	10/22/21	76	(1)
United States 10 Year Note Future, Dec. 2021	Call	132.00	10/22/21	32	(13)
United States 10 Year Note Future, Dec. 2021	Call	131.75	10/22/21	15	(9)
United States 10 Year Note Future, Dec. 2021	Call	136.00	10/22/21	57	(1)
United States 10 Year Note Future, Dec. 2021	Call	132.75	10/22/21	83	(13)
United States 10 Year Note Future, Dec. 2021	Call	134.00	11/26/21	59	(10)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States 10 Year Note Future, Dec. 2021	Call	132.50	11/26/21	32	(16)
United States 10 Year Note Future, Dec. 2021	Call	133.00	11/26/21	186	(62)
United States 10 Year Note Future, Dec. 2021	Call	134.50	11/26/21	17	(2)
United States 10 Year Note Future, Dec. 2021	Put	133.00	10/22/21	1	(2)
United States 10 Year Note Future, Dec. 2021	Put	132.00	10/22/21	25	(20)
United States 10 Year Note Future, Dec. 2021	Put	132.50	11/26/21	12	(16)
United States 5 Year Note 1st Week Future, Dec. 2021	Call	123.00	10/01/21	29	—
United States 5 Year Note Future, Dec. 2021	Call	123.75	10/22/21	47	(1)
United States 5 Year Note Future, Dec. 2021	Call	123.00	10/22/21	80	(15)
United States 5 Year Note Future, Dec. 2021	Call	123.50	10/22/21	10	—
United States 5 Year Note Future, Dec. 2021	Call	123.00	11/26/21	147	(48)
United States 5 Year Note Future, Dec. 2021	Call	123.25	11/26/21	42	(10)
United States 5 Year Note Future, Dec. 2021	Put	123.25	10/22/21	28	(17)
United States 5 Year Note Future, Dec. 2021	Put	122.00	10/22/21	12	—
United States 5 Year Note Future, Dec. 2021	Put	122.50	10/22/21	19	(4)
United States 5 Year Note Future, Dec. 2021	Put	123.50	11/26/21	29	(28)
United States Long Bond 1st Week Future, Dec. 2021	Call	163.00	10/01/21	20	—
United States Long Bond 1st Week Future, Dec. 2021	Call	164.50	10/01/21	31	—
United States Long Bond 1st Week Future, Dec. 2021	Call	163.50	10/01/21	5	—
United States Long Bond 1st Week Future, Dec. 2021	Call	161.00	10/01/21	13	—
United States Long Bond 1st Week Future, Dec. 2021	Call	162.00	10/01/21	6	—
United States Long Bond 1st Week Future, Dec. 2021	Put	162.50	10/01/21	17	(56)
United States Long Bond Future, Dec. 2021	Call	164.00	10/22/21	78	(10)
United States Long Bond Future, Dec. 2021	Call	165.00	10/22/21	87	(3)
United States Long Bond Future, Dec. 2021	Call	166.00	10/22/21	16	—
United States Long Bond Future, Dec. 2021	Call	163.00	10/22/21	105	(28)
United States Long Bond Future, Dec. 2021	Call	163.50	10/22/21	3	(1)
United States Long Bond Future, Dec. 2021	Call	166.00	11/26/21	8	(3)
United States Long Bond Future, Dec. 2021	Call	163.00	11/26/21	18	(15)
United States Long Bond Future, Dec. 2021	Call	164.00	11/26/21	101	(55)
United States Long Bond Future, Dec. 2021	Put	160.00	10/22/21	18	(33)
United States Long Bond Future, Dec. 2021	Put	158.00	10/22/21	12	(10)
United States Long Bond Future, Dec. 2021	Put	162.00	11/26/21	42	(157)
					(767)
Options on Securities
Carnival Corporation	Put	22.50	01/21/22	30	(4)
Cinemark Holdings, Inc.	Put	15.00	01/21/22	60	(6)
Gol Linhas Aereas Inteligentes SA	Put	7.00	01/21/22	90	(6)
NortonLifelock Inc.	Call	32.00	01/21/22	85	(2)
Norwegian Cruise Line Holdings Ltd.	Put	25.00	01/21/22	60	(14)
NuVasive, Inc.	Put	60.00	12/17/21	21	(9)
Social Capital Hedosophia Holdings Corp. VI	Call	10.00	10/15/21	33	(1)
Social Capital Hedosophia Holdings Corp. VI	Call	10.00	11/19/21	172	(6)
Spirit Airlines	Put	22.50	01/21/22	30	(4)
Sportsman's Warehouse Holdings, Inc.	Call	20.00	01/21/22	45	(1)
					(53)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.36, 06/20/26	BNP	Put		106.00	10/21/21	1,590,000	(2)

Foreign Currency Options
USD/BRL Spot Rate	BNP	Put	BRL	5.07	11/23/21	3,040,000	(7)
USD/BRL Spot Rate	GSC	Put	BRL	5.15	12/07/21	1,616,000	(9)
USD/BRL Spot Rate	MSC	Put	BRL	5.06	10/08/21	3,160,000	—
USD/MXN Spot Rate	JPM	Put	MXN	19.70	12/03/21	3,230,000	(5)
USD/MXN Spot Rate	MSC	Put	MXN	20.00	11/23/21	2,980,000	(9)
USD/NOK Spot Rate	MSC	Put	NOK	8.70	11/23/21	1,630,000	(23)
USD/NZD Spot Rate	GSC	Put	NZD	0.73	11/22/21	1,120,000	—
USD/RUB Spot Rate	GSC	Call	RUB	77.30	10/19/21	3,160,000	(2)
USD/RUB Spot Rate	CGM	Put	RUB	71.51	12/17/21	1,630,000	(9)
USD/RUB Spot Rate	GSC	Put	RUB	72.50	12/17/21	3,160,000	(32)
USD/RUB Spot Rate	JPM	Put	RUB	72.00	10/11/21	1,550,000	(3)
							(99)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	10/19/21	AUD	919	665	(2)
AUD/USD	JPM	10/19/21	AUD	162	117	(3)
AUD/USD	MSC	10/19/21	AUD	696	503	3
BRL/USD	MSC	10/14/21	BRL	1,379	253	(11)
BRL/USD	GSC	10/19/21	BRL	5,590	1,024	(37)
BRL/USD	MSC	10/19/21	BRL	39,177	7,177	(264)
BRL/USD	MSC	10/19/21	BRL	2,852	522	—
BRL/USD	BNP	11/26/21	BRL	624	113	(3)
CAD/USD	CIT	10/19/21	CAD	1,656	1,307	(11)
CAD/USD	GSC	10/19/21	CAD	970	766	(16)
CAD/USD	GSC	10/19/21	CAD	568	448	3
CAD/USD	GSC	12/15/21	CAD	1,800	1,421	4
CNH/USD	JPM	10/19/21	CNH	8,272	1,281	4
CNY/USD	BNP	10/19/21	CNY	12,155	1,879	14
CNY/USD	CIT	10/19/21	CNY	47,263	7,306	56
CNY/USD	CIT	01/18/22	CNY	54,289	8,333	19
COP/USD	GSC	10/19/21	COP	233,268	61	1
COP/USD	MSC	10/19/21	COP	1,913,250	502	(1)
COP/USD	MSC	10/19/21	COP	3,344,523	878	7
EUR/USD	BNP	10/19/21	EUR	220	255	(3)
EUR/USD	CIT	10/19/21	EUR	2,260	2,618	(42)
EUR/USD	GSC	10/19/21	EUR	200	232	(3)
EUR/USD	MSC	10/19/21	EUR	2,945	3,412	(59)
EUR/USD	MSC	10/19/21	EUR	197	228	—
EUR/USD	GSC	12/15/21	EUR	5,739	6,658	(137)
GBP/USD	JPM	10/04/21	GBP	256	344	(7)
GBP/USD	GSC	10/19/21	GBP	3,007	4,052	(111)
GBP/USD	GSC	10/19/21	GBP	196	264	—
GBP/USD	GSC	04/20/22	GBP	102	137	—
HKD/USD	BBH	10/04/21	HKD	619	80	—
HKD/USD	BBH	10/05/21	HKD	5,785	743	—
HKD/USD	JPM	10/08/21	HKD	125	16	—
HKD/USD	JPM	10/20/21	HKD	1,023	131	—
INR/USD	CIT	10/18/21	INR	112,455	1,513	26
INR/USD	JPM	10/18/21	INR	30,039	404	1
INR/USD	CIT	01/18/22	INR	142,494	1,898	1
JPY/USD	GSC	10/19/21	JPY	95,936	862	5
JPY/USD	JPM	10/19/21	JPY	44,810	403	(4)
JPY/USD	MSC	10/19/21	JPY	45,630	410	(9)
JPY/USD	JPM	10/27/21	JPY	91,073	818	(9)
KRW/USD	JPM	10/19/21	KRW	1,820,530	1,538	(68)
KRW/USD	MSC	10/19/21	KRW	1,042,118	880	(10)
MXN/USD	MSC	10/19/21	MXN	3,636	176	(5)
MXN/USD	MSC	11/26/21	MXN	4,980	239	(4)
NOK/USD	MSC	10/19/21	NOK	787	90	—
NOK/USD	BNP	01/18/22	NOK	787	90	—
RUB/USD	CIT	10/01/21	RUB	20,555	282	5
RUB/USD	MSC	10/12/21	RUB	1,818	25	1
RUB/USD	GSC	10/19/21	RUB	323,512	4,432	60
RUB/USD	JPM	10/19/21	RUB	102,959	1,411	42
RUB/USD	MSC	10/19/21	RUB	35,933	493	2
RUB/USD	MSC	01/18/22	RUB	96,429	1,297	(1)
USD/AUD	SSB	10/05/21	AUD	(6)	(4)	—
USD/AUD	GSC	10/19/21	AUD	(30)	(22)	1
USD/AUD	JPM	10/19/21	AUD	(3,560)	(2,573)	91
USD/AUD	SSB	12/22/21	AUD	(1,099)	(795)	2
USD/AUD	JPM	12/30/21	AUD	(2,812)	(2,034)	22
USD/BRL	GSC	10/19/21	BRL	(7,080)	(1,297)	90
USD/CAD	SSB	12/22/21	CAD	(2,953)	(2,331)	(23)
USD/CNH	JPM	10/19/21	CNH	(7,928)	(1,228)	(12)
USD/CNH	JPM	10/19/21	CNH	(343)	(53)	—
USD/CNH	JPM	01/18/22	CNH	(8,272)	(1,272)	(3)
USD/CNY	CIT	10/19/21	CNY	(59,418)	(9,185)	(15)
USD/EUR	MSC	10/04/21	EUR	(1,337)	(1,549)	39
USD/EUR	CIT	10/19/21	EUR	(2,310)	(2,676)	51
USD/EUR	MSC	10/19/21	EUR	(808)	(936)	25
USD/EUR	JPM	11/04/21	EUR	(1,521)	(1,763)	37
USD/EUR	JPM	11/10/21	EUR	(2,711)	(3,142)	51
USD/EUR	GSC	11/15/21	EUR	(715)	(829)	9
USD/EUR	JPM	11/15/21	EUR	(596)	(690)	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	GSC	11/26/21	EUR	(2,478)	(2,872)	135
USD/EUR	GSC	12/15/21	EUR	(5,740)	(6,659)	283
USD/EUR	SSB	12/22/21	EUR	(5,735)	(6,655)	73
USD/GBP	JPM	10/04/21	GBP	(256)	(344)	5
USD/GBP	GSC	10/19/21	GBP	(133)	(179)	4
USD/GBP	GSC	12/13/21	GBP	(120)	(162)	5
USD/GBP	JPM	03/11/22	GBP	(63)	(85)	2
USD/GBP	GSC	04/20/22	GBP	(3,324)	(4,476)	85
USD/HKD	BBH	10/05/21	HKD	(3,566)	(458)	—
USD/HKD	JPM	10/08/21	HKD	(126)	(16)	—
USD/HKD	JPM	10/20/21	HKD	(4,482)	(576)	1
USD/HKD	JPM	10/28/21	HKD	(1,026)	(132)	—
USD/IDR	JPM	10/19/21	IDR	(83,622,699)	(5,834)	(155)
USD/IDR	JPM	10/19/21	IDR	(24,113,550)	(1,682)	2
USD/INR	CIT	10/18/21	INR	(142,494)	(1,917)	—
USD/JPY	BNP	10/19/21	JPY	(130,310)	(1,171)	15
USD/JPY	JPM	10/19/21	JPY	(508,067)	(4,565)	64
USD/JPY	JPM	10/27/21	JPY	(91,073)	(818)	15
USD/JPY	JPM	01/12/22	JPY	(126,817)	(1,142)	17
USD/MXN	CIT	10/19/21	MXN	(29,010)	(1,402)	27
USD/MXN	MSC	10/19/21	MXN	(137,960)	(6,669)	152
USD/MXN	MSC	11/22/21	MXN	(18,127)	(872)	24
USD/MXN	CIT	12/27/21	MXN	(14,661)	(702)	19
USD/NOK	BNP	10/19/21	NOK	(787)	(90)	—
USD/RUB	GSC	10/06/21	RUB	(57,720)	(793)	(16)
USD/RUB	GSC	10/19/21	RUB	(111,600)	(1,529)	(3)
USD/RUB	JPM	10/19/21	RUB	(14,926)	(204)	(3)
USD/RUB	MSC	10/19/21	RUB	(504,538)	(6,912)	(227)
USD/RUB	JPM	10/29/21	RUB	(68,694)	(939)	(21)
USD/RUB	JPM	11/19/21	RUB	(74,589)	(1,016)	(20)
USD/RUB	MSC	12/01/21	RUB	(52,686)	(716)	(9)
USD/RUB	CIT	12/24/21	RUB	(52,858)	(714)	—
USD/RUB	GSC	01/12/22	RUB	(47,725)	(643)	2
USD/TWD	CIT	10/19/21	TWD	(44,119)	(1,584)	9
USD/TWD	GSC	10/19/21	TWD	(358)	(13)	—
USD/TWD	MSC	10/19/21	TWD	(22,973)	(825)	7
USD/ZAR	MSC	10/19/21	ZAR	(612)	(41)	—
ZAR/USD	GSC	10/19/21	ZAR	613	41	(2)
ZAR/USD	MSC	01/18/22	ZAR	613	40	—
					(26,718)	297

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M MPOR (Q)	Paying	GSC	7.56	(A)	09/21/26	RUB	289,966	—	(8)
3M MPOR (Q)	Paying	GSC	7.02	(A)	03/02/31	RUB	60,900	—	(10)
BRAZIBOR (A)	Paying	BOA	7.21	(A)	01/03/24	BRL	37,380	—	(272)
BRAZIBOR (A)	Paying	GSC	7.40	(A)	01/02/24	BRL	23,806	—	(157)
BRAZIBOR (A)	Paying	JPM	7.28	(A)	01/02/24	BRL	8,805	—	(50)
BRAZIBOR (A)	Paying	JPM	6.92	(A)	01/02/24	BRL	16,500	—	(111)
BRAZIBOR (A)	Paying	JPM	6.52	(A)	01/02/24	BRL	20,590	—	(174)
BRAZIBOR (A)	Paying	MLP	9.43	(A)	01/02/24	BRL	47,816	—	(47)
								—	(829)

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
AAC Technologies Holdings Inc. (M)	GSC	1M HIBOR -0.50% (M)	TBD	(200,000)	HKD	(7,724)	35
Acer Inc. (M)	MSC	Federal Funds Effective Rate -19.00% (M)	TBD	(886,000)		(786)	(4)
Alibaba Group Holding Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	34,100	HKD	5,071	(29)
Alibaba Group Holding Limited (M)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	2,688		404	(6)
Alinma Bank (M)	GSC	Federal Funds Effective Rate -3.21% (M)	TBD	(18,757)		(119)	(1)
Amkor Technology, Inc. (M)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	24,203		623	(19)
Amorepacific Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(5,360)		(864)	56
Anhui Heli Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	510,400		859	(24)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Anhui Liuguo Chemical Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	161,300		266	(62)
Arab National Bank (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(113,956)		(687)	(10)
ASE Technology Holding Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	149,000		623	(40)
ASM Pacific Technology Limited (M)	MLP	1M HIBOR +0.40% (M)	TBD	161,900	HKD	14,809	(111)
ASUSTeK Computer Inc. (M)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(84,000)		(994)	12
AU Optronics Corp (M)	GSC	Federal Funds Effective Rate -13.00% (M)	TBD	(1,580,000)		(963)	(40)
B3 S.A. - Brasil, Bolsa, Balcao (M)	MLP	Federal Funds Effective Rate +0.40% (M)	TBD	(118,900)		(304)	25
Banco Santander-Chile (M)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	24,242		487	(8)
Bancolombia SA (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(19,333)		(615)	(56)
Bangkok Commercial Asset Management Public Company Limited (M)	GSC	Federal Funds Effective Rate -7.00% (M)	TBD	(762,300)		(424)	8
Banque Saudi Fransi (M)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(14,531)		(154)	(7)
Becle, S.A. de C.V. (M)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(456,800)		(1,037)	51
Beijing Dabeinong Technology Group Co., Ltd. (M)	HSB	Federal Funds Effective Rate -5.00% (M)	TBD	(6,800)		(8)	—
BH Co., Ltd. (M)	GSC	Federal Funds Effective Rate -6.00% (M)	TBD	(41,955)		(687)	34
Bilibili Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(4,488)		(318)	21
BOE Technology Group Co., Ltd. (M)	GSC	Federal Funds Effective Rate -10.66% (M)	TBD	(634,400)		(532)	36
Careplus (M) Sdn Bhd (M)	MSC	Federal Funds Effective Rate -21.13% (M)	TBD	(784,700)		(237)	4
Catcher Technology Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(45,000)		(265)	(23)
China BlueChemical Ltd. (M)	GSC	1M HIBOR +0.50% (M)	TBD	2,582,000	HKD	6,384	128
China Resources Medical Holdings Company Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	150,500	HKD	935	2
China Taiping Insurance Holdings Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(241,800)	HKD	(2,771)	(12)
China Yongda Automobiles Services Holdings Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	782,500	HKD	9,354	(72)
Chipbond Technology Corporation (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	197,000		500	(23)
ChipMOS Technologies Inc. (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	199,000		376	(35)
Chunghwa Telecom Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.72% (M)	TBD	(22,680)		(897)	(26)
Cielo S.A. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(548,200)		(240)	9
CJ CGV Co., Ltd. (M)	MSC	Federal Funds Effective Rate -23.38% (M)	TBD	(22,962)		(616)	39
COFCO Joycome Foods Limited (M)	GSC	1M HIBOR -4.75% (M)	TBD	(1,876,000)	HKD	(4,313)	(39)
Compal Electronics, INC. (M)	GSC	Federal Funds Effective Rate -0.50 (M)	TBD	(1,242,000)		(1,075)	23
Controladora Comercial Mexicana, S.A.B. de C.V. (M)	CIT	1M LIBOR +0.00% (M)	TBD	(175,224)		(315)	19
DBS Group Holdings Ltd (M)	GSC	Singapore Swap Offer +0.50% (M)	TBD	74,377	SGD	2,205	37
DouYu International Holdings Limited (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(92,972)		(309)	3
Dyaco International Inc. (M)	HSB	Federal Funds Effective Rate -17.00% (M)	TBD	(218,000)		(467)	(23)
Dyaco International Inc. (M)	MLP	Federal Funds Effective Rate -0.40% (M)	TBD	(87,000)		(186)	(9)
Elbit Systems Ltd. (M)	MSC	Federal Funds Effective Rate -0.80% (M)	TBD	(914)		(135)	2
Erste Group Bank AG (M)	GSC	1W Euribor +0.40% (M)	TBD	7,670	EUR	271	25
Far EasTone Telecommunications Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(563,000)		(1,232)	(10)
Formosa Petrochemical Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(257,000)		(860)	(55)
FULLSHARE HOLDINGS LIMITED (M)	GSC	1M HIBOR -7.83% (M)	TBD	(34,205,000)	HKD	(3,517)	(15)
Genius Brands International, Inc. (M)	GSC	Federal Funds Effective Rate -6.75% (M)	TBD	(34,000)		(553)	49
Getac Technology Corp. (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	170,000		322	(7)
Ginko Optical Industrial Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	104,000		764	(74)
Global Lighting Technologies Inc. (M)	GSC	Federal Funds Effective Rate -12.00% (M)	TBD	(111,000)		(300)	(22)
Golden Agri-Resources Ltd. (M)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	14,825,900	SGD	3,411	53
Grape King Bio Ltd. (M)	MSC	Federal Funds Effective Rate -3.88% (M)	TBD	(161,000)		(933)	(4)
Greatek Electronics Inc. (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	103,000		301	—
Grupo Comercial Chedraui, S.A.B. de C.V. (M)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	426,200		688	52
GS Retail Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	22,191		639	(27)
Guangdong Wens Foodstuff Group Co., Ltd. (M)	GSC	Federal Funds Effective Rate -14.14% (M)	TBD	(732,600)		(1,544)	(99)
Haitian International Holdings Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	328,000	HKD	8,959	(138)
Hana Financial Group Inc. (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	80,398		3,030	121
Hankook Tire & Technology Co,. Ltd. (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	23,753		896	(29)
HannStar Display Corporation (M)	GSC	Federal Funds Effective Rate -12.00% (M)	TBD	(1,072,000)		(571)	(15)
Hapvida Participacoes E Investimentos S/A (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(121,100)		(345)	43
Hartalega Holdings Berhad (M)	HSB	Federal Funds Effective Rate -6.28% (M)	TBD	(751,100)		(1,035)	(94)
Hong Kong And China Gas Company Limited -The- (M)	GSC	1M HIBOR -0.50% (M)	TBD	(123,320)	HKD	(1,492)	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
HUYA Inc. (M)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(35,622)		(306)	9
Innolux Corporation (M)	GSC	Federal Funds Effective Rate -9.75% (M)	TBD	(1,671,000)		(992)	(29)
iQIYI, Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(101,176)		(838)	25
Jeronimo Martins, SGPS, S.A. (M)	GSC	1W Euribor +0.40% (M)	TBD	24,056	EUR	424	(12)
Joyy Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(2,505)		(133)	(6)
Ju Teng International Holdings Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(754,000)	HKD	(1,118)	3
Kakao Games Corp. (M)	MSC	Federal Funds Effective Rate -10.25% (M)	TBD	(10,829)		(635)	33
KE Holdings Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(4,354)		(73)	(7)
Korea Kolmar Holdings Co.,Ltd (M)	CIT	Federal Funds Effective Rate -6.01% (M)	TBD	(35,092)		(1,087)	50
Kossan Rubber Industries Bhd (M)	MSC	Federal Funds Effective Rate -14.00% (M)	TBD	(1,008,700)		(571)	13
Kuaishou Technology (M)	CIT	1M HIBOR -1.25% (M)	TBD	(69,100)	HKD	(6,655)	121
Largan Precision Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -2.02% (M)	TBD	(11,000)		(917)	52
LG Display Co., Ltd. (M)	GSC	Federal Funds Effective Rate -11.75% (M)	TBD	(33,061)		(546)	16
LG Electronics Inc. (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	20,722		2,477	(245)
Light S.A. (M)	MSC	Federal Funds Effective Rate -2.13% (M)	TBD	(353,500)		(928)	80
Longfor Group Holdings Limited (M)	HSB	1M HIBOR +0.35% (M)	TBD	35,000	HKD	1,112	19
Lotte Shopping Co., Ltd. (M)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(9,596)		(865)	34
M. Dias Branco S.A. Industria e Comercio de Alimentos (M)	GSC	Federal Funds Effective Rate -3.00% (M)	TBD	(104,500)		(611)	(25)
Mail.ru Group Limited (M)	MSC	Federal Funds Effective Rate -1.75% (M)	TBD	(61,814)		(1,302)	29
Merry Electronics Co., Ltd. (M)	GSC	Federal Funds Effective Rate -4.00% (M)	TBD	(225,000)		(756)	42
Millicom International Cellular SA (M)	CIT	STIBOR 1M -0.35% (M)	TBD	(8,922)	SEK	(2,773)	(8)
Modern Dental Group Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	600,000	HKD	4,709	5
Muyuan Foods Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -8.00% (M)	TBD	(11,920)		(82)	(24)
Nanya Technology Corporation (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	1,878,000		4,270	172
Naspers Ltd (M)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	29,384		958	20
National Bank of Kuwait S.A.K.P. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(53,119)		(169)	1
Natura & Co Holding SA (M)	MSC	Federal Funds Effective Rate -1.05% (M)	TBD	(85,700)		(776)	58
NetDragon Websoft Holdings Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	128,500	HKD	2,339	(4)
New Hope Liuhe Co., Ltd. (M)	HSB	Federal Funds Effective Rate -6.00% (M)	TBD	(12,000)		(25)	(2)
New Hope Liuhe Co., Ltd. (M)	GSC	Federal Funds Effective Rate -5.50% (M)	TBD	(54,400)		(113)	(11)
New Hope Liuhe Co., Ltd. (M)	MSC	Federal Funds Effective Rate -9.54% (M)	TBD	(147,719)		(308)	(30)
Nongshim Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -1.75% (M)	TBD	(3,426)		(842)	24
Notre Dame Intermedica Participacoes S.A. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(39,300)		(610)	73
OI S.A. - In Judicial Reorganization (M)	GSC	Federal Funds Effective Rate -5.50% (M)	TBD	(4,181,000)		(754)	—
Orion Incorporation (M)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(10,780)		(1,136)	66
Ottogi Corporation (M)	CIT	Federal Funds Effective Rate -11.52% (M)	TBD	(2,024)		(869)	27
Ozon Holdings PLC (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(19,922)		(1,004)	(1)
PagSeguro Digital Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(9,952)		(555)	40
Paradise Co., Ltd. (M)	MSC	Federal Funds Effective Rate -5.25% (M)	TBD	(15,162)		(225)	(1)
Parex Resources Inc. (M)	GSC	Canada 1M Bankers' Acceptances Rate +0.40% (M)	TBD	38,508	CAD	773	90
Pinduoduo Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(1,087)		(104)	5
POSCO (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	4,472		1,318	(72)
Powertech Technology Inc. (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	493,000		1,881	(32)
PT Unilever Indonesia, Tbk. (M)	CIT	Federal Funds Effective Rate -2.53% (M)	TBD	(1,657,600)		(447)	(13)
PT Unilever Indonesia, Tbk. (M)	MBL	Federal Funds Effective Rate -4.00% (M)	TBD	(2,483,300)		(670)	(16)
PT. Bank Rakyat Indonesia (Persero) Tbk. (M)	CIT	Federal Funds Effective Rate -2.04% (M)	TBD	(1,200,300)		(302)	(21)
PTT Global Chemical Public Company Limited (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(128,200)		(229)	(18)
Public Joint Stock Company Detsky Mir (M)	GSC	Federal Funds Effective Rate -3.44% (M)	TBD	560,770		997	8
Public Joint Stock Company Sberbank of Russia (M)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	81,656		1,442	94
Rabigh Refining and Petrochemical Company (M)	GSC	Federal Funds Effective Rate -4.74% (M)	TBD	(126,477)		(904)	(40)
Raiffeisen Bank International AG (M)	MSC	1W Euribor +0.35% (M)	TBD	56,893	EUR	1,200	104
Rexon Industrial Corp. , Ltd (M)	MLP	Federal Funds Effective Rate -0.40% (M)	TBD	(123,000)		(303)	(4)
Samsung Electronics Co Ltd (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	9,277		611	(30)
Samyang Holdings Corporation (M)	GSC	Federal Funds Effective Rate -6.00% (M)	TBD	(14,079)		(975)	3
Saudi Arabian Oil Company (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(88,115)		(820)	(26)
Shanghai International Port(Group) Co.,Ltd (M)	GSC	Federal Funds Effective Rate +0.90% (M)	TBD	672,900		633	2
Shinhan Financial Group Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	11,586		369	21
SillaJen Inc (M)	GSC	Federal Funds Effective Rate -18.00% (M)	TBD	(23,634)		(64)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
SK Hynix Inc. (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	2,472		222	(7)
Sri Trang Gloves (Thailand) Public Company Limited (M)	MSC	Federal Funds Effective Rate -21.00% (M)	TBD	(514,900)		(500)	23
StarHub Ltd (M)	GSC	Singapore Swap Offer Rate -1.00% (M)	TBD	(977,300)	SGD	(1,213)	15
Sunny Optical Technology (Group) Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(30,000)	HKD	(6,485)	44
Supermax Corporation Berhad (M)	MSC	Federal Funds Effective Rate -15.00% (M)	TBD	(1,034,300)		(582)	(43)
Taiwan Semiconductor Manufacturing Co Ltd (M)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	17,960		2,067	(62)
Taiwan Semiconductor Manufacturing Co Ltd (M)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	11,135		1,282	(33)
Taiwan Semiconductor Manufacturing Co Ltd (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	8,558		181	(2)
TCL Technology Group Corporation (M)	HSB	Federal Funds Effective Rate -4.00% (M)	TBD	(15,900)		(16)	1
Tecnoglass Inc. (M)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	28,599		641	(20)
Tencent Holdings Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	30,100	HKD	13,590	38
Tencent Music Entertainment Group (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(42,160)		(309)	4
Tiger Brands Limited (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(59,964)	ZAR	(10,885)	(23)
Top Glove Corporation Bhd (M)	HSB	Federal Funds Effective Rate -12.42% (M)	TBD	(1,572,400)		(1,002)	(83)
Toptec Co., Ltd. (M)	MSC	Federal Funds Effective Rate -10.25% (M)	TBD	(61,585)		(532)	35
TotalEnergies SE (M)	GSC	1W Euribor +0.40% (M)	TBD	38,629	EUR	1,478	163
True Corporation Public Company Limited (M)	MSC	Federal Funds Effective Rate -21.00% (M)	TBD	(9,362,900)		(965)	(90)
Ultrapar Participacoes S.A. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(62,900)		(168)	(3)
United Overseas Bank Limited (M)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	43,700	SGD	1,121	6
Wangsu Science & Technology Co., Ltd. (M)	GSC	Federal Funds Effective Rate -16.50% (M)	TBD	(973,300)		(950)	78
Wiwynn Corporation (M)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	23,000		760	(42)
Wix.Com Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(5,265)		(1,093)	61
Wuzhou Minovo Co., Ltd. (M)	GSC	1W LIBOR -0.25% (M)	TBD	565,800		605	(17)
Xinyi Glass Holdings Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(125,000)	HKD	(2,924)	2
YunNan YunTianHua Co.,Ltd (M)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	67,297		329	(77)
Zto Express Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(23,317)		(717)	2
							255

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Avast PLC (M)	1M LIBOR +0.50% (Q)	BCL	09/12/22	5,085	—	(233)
Bristol-Myers Squibb Company (M)	1M LIBOR +0.00% (Q)	BOA	12/21/21	—	—	23
Brookfield Property Preferred LP (M)	1M LIBOR +0.75% (M)	BOA	08/29/22	58	—	(1)
DW Property Invest GmbH (M)	1M LIBOR +0.50% (M)	BOA	06/30/22	1,537	—	8
Xilinx, Inc. (M)	1M LIBOR +0.75% (Q)	BOA	02/11/22	114	—	—
Coherent, Inc. (M)	1M LIBOR +0.50% (Q)	GSC	07/14/22	7,782	—	(556)
GrandVision (M)	1M LIBOR +0.50% (Q)	GSC	03/08/22	1,649	—	135
Kansas City Southern (M)	1M LIBOR +0.50% (Q)	GSC	07/14/22	6,565	—	(477)
Meggitt PLC (M)	1M LIBOR +0.50% (Q)	GSC	10/17/22	4,202	—	(196)
Siltronic AG (M)	1M LIBOR +0.50% (Q)	GSC	05/09/22	222	—	(9)
Siltronic AG (M)	1M LIBOR +0.50% (Q)	GSC	04/04/22	2,667	—	(209)
Ultra Electronics Holdings PLC (M)	1M LIBOR +0.45% (Q)	GSC	09/19/22	83	—	(5)
Welbilt, Inc. (M)	1M LIBOR +0.50% (Q)	GSC	07/14/22	1,930	—	(72)
Willis Towers Watson Public Limited Company (M)	1M LIBOR +0.50% (Q)	GSC	10/24/22	11,867	—	(44)
Afterpay Limited (M)	1M LIBOR -0.25% (Q)	JPM	02/08/23	324	—	(25)
Beijing Capital Land Ltd. (M)	1M LIBOR +0.55% (Q)	JPM	10/14/22	130	—	1
Nuance Communications, Inc. (M)	1M LIBOR +0.38% (Q)	JPM	08/15/22	6,520	—	56
SOHO China Limited (M)	1M LIBOR +0.55% (Q)	JPM	07/25/22	407	—	(223)
Spark Infrastructure Management Limited (M)	1M LIBOR +0.55% (Q)	JPM	10/24/22	2,009	—	(25)
WM Morrison Supermarkets P L C (M)	1M LIBOR +0.50% (Q)	JPM	10/14/22	171	—	(3)
Aerojet Rocketdyne Holdings, Inc. (M)	1M LIBOR +0.75% (Q)	MLP	07/18/22	2,693	—	(320)
Hitachi Metals, Ltd. (M)	1M LIBOR +0.55% (Q)	UBS	09/20/22	1,129	—	(2)
					—	(2,177)
Total return swap agreements - paying return
EQUITY
Advanced Micro Devices, Inc. (M)	1M LIBOR -0.40% (Q)	BOA	06/20/22	(7,775)	—	(1,242)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
AON Public Limited Company (M)	1M LIBOR -0.35% (Q)	GSC	05/19/22	(9,675)	—	(1,992)
BHP Group Limited (M)	1M LIBOR -0.40% (Q)	GSC	10/03/22	(1,753)	—	326
Canadian Pacific Railway Limited (M)	1M LIBOR -0.35% (Q)	GSC	05/09/22	(7,620)	—	277
II-VI Incorporated (M)	1M LIBOR -0.35% (Q)	GSC	05/12/22	(2,152)	—	490
Merry Electronics Co. Ltd. (M)	1M LIBOR -4.00% (M)	GSC	09/16/25	—	—	(3)
S&P Global Inc. (M)	1M LIBOR -0.35% (Q)	GSC	04/08/22	(2,931)	—	(434)
Yunda Holding Co., Ltd. (M)	1M LIBOR -5.00% (M)	HSB	10/22/21	(1,012)	—	114
Advanced Micro Devices, Inc. (M)	1M LIBOR -0.60% (Q)	JPM	03/21/22	(2,916)	—	(729)
Canadian Pacific Railway Limited (M)	1M LIBOR -0.60% (Q)	JPM	10/27/22	(151)	—	1
S&P Global Inc. (M)	1M LIBOR -0.60% (Q)	JPM	03/21/22	(5,451)	—	(2,095)
Zoom Video Communications, Inc. (M)	1M LIBOR -0.60% (Q)	JPM	09/06/22	(426)	—	134
BHP Group Limited (M)	1M LIBOR -0.85% (M)	MSC	09/19/22	(1,353)	—	154
BHP Group Limited (M)	1M LIBOR -0.65% (Q)	MSC	10/07/22	(894)	—	105
					—	(4,894)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	506,049	100,623	840	607,512
Corporate Bonds And Notes	—	332,865	247	333,112
Non-U.S. Government Agency Asset-Backed Securities	—	149,086	4,548	153,634
Government And Agency Obligations	—	128,894	—	128,894
Senior Floating Rate Instruments[1]	—	18,043	—	18,043
Other Equity Interests	—	—	9,559	9,559
Preferred Stocks	6,032	—	169	6,201
Warrants	800	—	—	800
Rights	—	49	229	278
Short Term Investments	258,206	26,075	—	284,281
	771,087	755,635	15,592	1,542,314
Liabilities - Securities
Common Stocks	(218,741)	(3,226)	—	(221,967)
Investment Companies	(2,828)	—	—	(2,828)
Government And Agency Obligations	—	(1,512)	—	(1,512)
Corporate Bonds And Notes	—	(447)	—	(447)
Short Term Investments	—	(27,499)	—	(27,499)
	(221,569)	(32,684)	—	(254,253)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,554	—	—	2,554
Centrally Cleared Interest Rate Swap Agreements	—	9,727	—	9,727
Centrally Cleared Credit Default Swap Agreements	—	9	—	9
Exchange Traded Futures Options	5	—	—	5
Exchange Traded Purchased Options	241	—	—	241
OTC Purchased Options	—	331	—	331
Open Forward Foreign Currency Contracts	—	1,626	—	1,626
OTC Contracts for Difference	1,160	1,543	—	2,703
OTC Total Return Swap Agreements	199	1,624	1	1,824
	4,159	14,860	1	19,020
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(4,857)	—	—	(4,857)
Centrally Cleared Interest Rate Swap Agreements	—	(423)	—	(423)
Centrally Cleared Credit Default Swap Agreements	—	(8)	—	(8)
Exchange Traded Futures Options	(5)	—	—	(5)
Exchange Traded Written Options	(820)	—	—	(820)
OTC Written Options	—	(101)	—	(101)
Open Forward Foreign Currency Contracts	—	(1,329)	—	(1,329)
OTC Interest Rate Swap Agreements	—	(829)	—	(829)
OTC Contracts for Difference	(1,359)	(1,089)	—	(2,448)
OTC Total Return Swap Agreements	(2,400)	(6,495)	—	(8,895)
	(9,441)	(10,274)	—	(19,715)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 96.0%
China 26.1%
AAC Technologies Holdings Inc.	931	4,384
Alibaba Group Holding Limited (a) (b)	292	5,389
Alibaba Group Holding Limited - ADR (a)	180	26,779
Amoy Diagnostics Co., Ltd. - Class A (a)	89	1,107
Anhui Gujing Distillery Co., Ltd. - Class B	621	8,077
ANTA Sports Products Limited	125	2,365
Autohome Inc. - Class A - ADR	98	4,594
Baidu, Inc. - Class A (a) (b)	34	662
Baidu, Inc. - Class A - ADR (a)	66	10,117
BeiGene, Ltd. - ADR (a)	4	1,520
Beijing Capital International Airport Co. Ltd. - Class H (a)	9,066	5,319
Beijing Kingsoft Office Software Co.,Ltd - Class A (a)	118	5,142
BYD Company Limited - Class H	61	1,902
Centre Testing International Group Co., Ltd. - Class A (a)	406	1,590
China Construction Bank Corporation - Class H	20,298	14,456
China International Travel Service Company, Limited - Class A (a)	60	2,394
China Longyuan Power Group Corporation Limited - Class H	2,243	5,511
China Merchants Bank Co., Ltd. - Class H	491	3,901
China National Building Material Co., Ltd. - Class H	960	1,297
China Oilfield Services Ltd. - Class H	2,033	1,932
China Pacific Insurance (Group) Co., Ltd. - Class H	707	2,104
China Resources Gas Group Ltd.	1,562	8,193
China Yangtze Power Co., Ltd. - GDR (c) (d)	37	1,132
China Yangtze Power Co., Ltd. - Class A (a)	26	89
CIFI Holdings (Group) Co. Ltd.	2,781	1,885
Contemporary Amperex Technology Co., Limited - Class A (a)	103	8,330
Country Garden Services Holdings Company Limited (a)	139	1,099
CSC Financial Co., Ltd. - Class H (b) (e)	2,196	2,462
CSPC Pharmaceutical Group Ltd.	733	873
ENN Energy Holdings Ltd.	101	1,656
Fuyao Glass Industry Group Co., Ltd. - Class A (a)	628	4,088
Ganfeng Lithium Co., Ltd. - Class H (b)	97	1,731
Glodon Company Limited - Class A (a)	96	989
Guangdong Hisense Home Appliances Co., Ltd. - Class A (a)	2,777	5,144
Guangdong Investment Ltd.	6,368	8,329
Guangzhou GRG Metrology & Test Co., Ltd. - Class A (a)	1,466	6,755
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	66	1,529
Hangzhou Tigermed Consulting Co., Ltd - Class H (b)	61	1,294
Hosa International Limited (a) (f)	7,408	—
Hualan Biological Engineering, Inc. - Class A (a)	181	778
Huayu Automotive Systems Co., Ltd. - Class A (a)	1,438	5,064
Hundsun Technologies Inc. - Class A (a)	577	5,102
Industrial and Commercial Bank of China Limited - Class H	5,567	3,086
Joyy Inc. - Class A - ADR (a)	130	7,146
Kingdee International Software Group Co. Ltd. (a)	2,281	7,623
Kunlun Energy Co. Ltd.	6,818	7,127
Kweichow Moutai Co. Ltd. - Class A	7	1,837
Li Ning Company Limited	1,710	19,906
Longfor Group Holdings Limited	1,341	6,120
Meituan Dianping - Class B (a) (b)	300	9,561
NARI Technology Co., Ltd. - Class A (a)	1,486	8,205
New Oriental Education & Technology Group - ADR (a)	112	229
New Oriental Education & Technology Group Inc. (a) (b) (e)	622	1,158
Ping An Bank Co., Ltd. - Class A (a)	1,091	3,010
Ping An Insurance (Group) Co of China Ltd - Class A (a)	656	4,891
Ping An Insurance (Group) Co of China Ltd - Class H	587	3,997
Proya Cosmetics Co., Ltd. - Class A (a)	55	1,485
Shandong Pharmaceutical Glass Co., Ltd - Class A (a)	820	3,766
Shandong Sinocera Functional Material Co., Ltd. - Class A (a)	222	1,409
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	1,125	2,002
Shanghai Jin Jiang International Hotels Development Co.,Ltd. - Class A	42	295
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A (a)	60	1,601
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	26	1,558
Shenzhou International Group Holdings Limited	767	16,270
Silergy Corp.	122	17,804
Sinoma Science & Technology Co.,Ltd. - Class A	188	1,024
TAL Education Group - Class A - ADR (a)	29	142
Tencent Holdings Limited	776	46,767
Tongcheng-Elong Holdings Limited (a) (b)	3,790	9,169
Tongdao Liepin Group (a) (b)	2,248	3,179
Trip.com Group Limited (a)	22	656
Trip.com Group Limited - ADR (a)	99	3,055
Tsingtao Brewery Co.,Ltd. - Class H	840	6,580
Weibo Corporation - Class A - ADR (a) (e)	183	8,668
Wuliangye Yibin Co., Ltd. - Class A (a)	280	9,453
WuXi AppTec Co., Ltd. - Class H (b)	677	15,800
Wuxi Biologics Cayman Inc (a) (b)	44	716
XPeng Inc - ADR (a)	157	5,567
Xpeng Inc. (a)	37	665
Yangzijiang Shipbuilding (Holdings) Ltd.	6,500	6,581
Yatsen Holding Ltd - ADR (a)	280	1,067
Yifeng Pharmacy Chain Co., Ltd. - Class A (a)	199	1,596
YiHai International Holdings Limited (e)	717	3,999
Yunnan Energy New Material Co., Ltd. - Class A (a)	51	2,218
Zai Lab (PTY) LTD (a) (e)	8	821
Zai Lab (PTY) LTD - ADR (a)	12	1,234
Zhejiang Huayou Cobalt Co., Ltd. - Class A (a)	51	806
Zhejiang Runtu Co., Ltd. - Class A	2,473	3,580
		440,493
India 11.9%
Ambuja Cements Limited	1,495	8,047
Ashok Leyland Limited	1,713	3,069
Asian Paints Limited	132	5,764
Avenue Supermarts Limited (a) (b)	129	7,414
Axis Bank Limited (a)	308	3,161
Bharti Airtel Ltd. (a)	653	6,045
Computer Age Management Services Private Limited	239	9,781
Dabur India Ltd.	166	1,381
Divi's Laboratories Ltd.	263	16,991
HDFC Bank Limited	568	12,168
Hindalco Industries Limited	615	4,036
Hindustan Unilever Ltd.	76	2,780
ICICI Bank Limited	1,142	10,701
ICICI Bank Limited - ADR	198	3,736
Indiamart Intermesh Limited	58	6,546
Infosys Ltd. - ADR	167	3,710
Kotak Mahindra Bank Ltd.	811	21,847
Mahindra & Mahindra Ltd.	267	2,877
Multi Commodity Exchange of India Limited	290	6,458
Oracle Financial Services Software Limited	202	12,414
Petronet LNG Limited	1,753	5,631
PI Industries Limited	146	6,240
Power Grid Corporation of India Limited	544	1,391
Reliance Industries Ltd.	317	10,727
Shriram Transport Finance Company Limited	247	4,298
Tata Steel Ltd.	42	723
Tech Mahindra Limited	446	8,260
WNS (Holdings) Limited - ADR (a)	171	13,983
		200,179
Taiwan 9.0%
ADDCN Technology Co., Ltd.	715	6,098
Airtac International Group	268	8,380
ASE Technology Holding Co., Ltd.	775	2,992
ASMedia Technology Inc.	14	853
E. Sun Financial Holding Co. Ltd.	2,443	2,298

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
GlobalWafers Co., Ltd.	81	2,293
Hon Hai Precision Industry Co. Ltd.	2,726	10,178
Kerry TJ Logistics Company Limited	2,178	3,617
MediaTek Inc.	412	13,385
Parade Technologies Ltd.	31	1,833
Realtek Semiconductor Corp.	179	3,171
Sporton International Inc.	961	7,560
Taiwan Secom Co., Ltd.	929	3,247
Taiwan Semiconductor Manufacturing Co. Ltd.	3,629	74,898
Voltronic Power Technology Corporation	172	10,479
Yageo Corp.	66	1,039
		152,321
South Korea 7.7%
Amorepacific Corporation	47	7,090
CJ CheilJedang Corp.	1	325
Coupang, Inc. - Class A (a)	260	7,217
Douzon Bizon Co. Ltd.	93	7,469
E-MART Inc.	7	913
Hyundai Motor Co.	27	4,568
Kangwon Land Inc. (a)	31	734
Kia Motors Corp.	28	1,904
LG Chem Ltd.	8	5,107
LG Household & Health Care Ltd.	5	5,106
NAVER Corp.	39	12,747
Nice Information Service Co., Ltd.	463	7,930
POSCO	4	1,096
S1 Corp.	135	9,515
Samsung Electronics Co. Ltd.	480	29,643
SaraminHR Co., Ltd.	294	11,848
Shinhan Financial Group Co. Ltd.	83	2,797
SK innovation Co., Ltd. (a)	15	3,331
SK Telecom Co. Ltd.	6	1,625
Webcash Corp.	254	6,550
Younglimwon Soft Lab Co., Ltd.	285	2,444
		129,959
Russian Federation 5.9%
Gazprom OAO Via Gaz Capital SA - ADR (a)	792	7,896
HeadHunter Group PLC - ADR (a)	340	16,610
Mobile Telesystems PJSC - ADR	144	1,384
Public Joint Stock Company Magnet (a)	12	975
Public Joint Stock Society "Moscow Exchange MICEX-RTS" (a)	4,689	11,180
Public Joint Stock Society "Sberbank of Russia" (a)	1,500	7,034
Public Joint Stock Society "Sberbank of Russia" - ADR (a)	564	10,586
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	2	686
Public Joint Stock Society Novatek - GDR (b)	33	8,830
Public Joint Stock Society Oil Company "Lukoil" - ADR	86	8,251
Yandex N.V. - Class A (a)	335	26,683
		100,115
Brazil 5.0%
American Beverage Co Ambev	1,575	4,433
Banco BTG Pactual S.A. (a)	995	4,568
Boa Vista Servicos S/A	4,470	10,450
BRF SA (a)	444	2,213
Energisa S/A	102	825
Hapvida Participacoes E Investimentos Ltda (b)	2,273	5,672
Localiza Rent A Car S/A (a)	68	681
Lojas Renner S/A. (a)	74	467
Magazine Luiza S.A.	3,750	9,887
Notre Dame Intermedica Participacoes S.A. (b)	540	7,377
Petroleo Brasileiro SA (a)	878	4,524
Raia Drogasil S.A. (a)	282	1,204
Tegma Gestao Logistica SA (a)	3,536	10,694
TOTVS S.A.	737	4,877
Vale S.A. - ADR	290	4,047
Vasta Platform Limited - Class A (a) (e)	1,039	4,736
XP Inc. - Class A (a)	172	6,915
		83,570
Hong Kong 4.5%
AIA Group Limited	1,908	22,045
China Gas Holdings Ltd.	712	2,106
China Mengniu Dairy Company Limited	3,064	19,748
ESR Cayman Limited (a) (b)	71	215
Galaxy Entertainment Group Ltd. (a)	1,417	7,251
Kerry Properties Ltd.	138	364
Sands China Ltd. (a)	1,625	3,322
Shimao Property Holdings Limited	695	1,274
Techtronic Industries Company Limited	855	16,824
Zhongsheng Group Holdings Limited	265	2,141
		75,290
Mexico 3.5%
America Movil SAB de CV	2,756	2,438
Corporacion Moctezuma S.A.B. de C.V.	2,080	7,041
Fresnillo PLC	515	5,417
Gruma SAB de CV - Class B	480	5,501
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	1,209	7,107
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR (a) (e)	58	6,793
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR (e)	44	8,152
Grupo Mexico SAB de CV - Class B (a)	1,131	4,514
Orbia Advance Corporation, S.A.B. de C.V.	1,759	4,516
Wal - Mart de Mexico, S.A.B. de C.V.	1,991	6,748
		58,227
Thailand 2.4%
Airports of Thailand Public Company Limited	1,998	3,583
Bangkok Dusit Medical Services Public Company Limited.	7,812	5,236
Central Pattana Public Company Limited	299	465
CP ALL Public Company Limited	1,346	2,518
Humanica Limited	29,270	9,214
Kasikornbank PCL	1,611	6,244
Land and Houses Public Company Limited - NVDR	7,584	1,774
Land and Houses Public Company Limited	18,507	4,329
Union Auction Public Company Limited	28,389	7,772
		41,135
South Africa 2.1%
Capitec Bank Holdings Ltd.	71	8,560
Clicks Group Ltd.	256	4,733
FirstRand Ltd.	2,958	12,656
Gold Fields Limited	301	2,458
Impala Platinum Holdings Limited	74	835
Old Mutual Public Limited Company	3,043	3,335
Rand Merchant Investment Holdings Limited (e)	965	2,399
Sibanye Stillwater	306	943
		35,919
United Kingdom 1.9%
Anglo American PLC	55	1,931
Baltic Classifieds Group PLC (a)	4,013	10,546
Hikma Pharmaceuticals Public Limited Company	27	878
Vivo Energy PLC (b)	4,746	6,813
Wizz Air Holdings PLC (a) (b)	173	11,619
		31,787
Indonesia 1.7%
Bank Rakyat Indonesia Persero Tbk PT	30,357	8,121
PT Sarana Menara Nusantara Tbk	85,896	7,921
PT. Bank Central Asia Tbk	5,286	12,899
Unilever Indonesia Tbk PT	1,455	400
		29,341
Netherlands 1.7%
ASML Holding	4	2,749
BE Semiconductor Industries N.V.	93	7,337
Prosus N.V. (a) (e)	234	18,657
		28,743
United States of America 1.6%
EPAM Systems, Inc. (a)	36	20,650
Freshworks, Inc. - Class A (a)	126	5,376
		26,026
Poland 1.4%
"Dino Polska" Spolka Akcyjna (a) (b)	80	6,691
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	601	5,496

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Wirtualna Polska Holding Spolka Akcyjna	311	10,589
		22,776
Malaysia 1.2%
Carlsberg Brewery Malaysia Berhad	1,189	6,361
CIMB Group Holdings Bhd	6,401	7,284
Heineken Malaysia Berhad	1,220	6,701
		20,346
Luxembourg 1.2%
Globant S.A. (a)	49	13,636
Tenaris SA	626	6,605
		20,241
Kazakhstan 1.0%
Kaspi.Kz, Ao - GDR (d)	160	17,131
Saudi Arabia 0.9%
KeyBank National Association	568	9,297
Saudi British Bank	718	6,340
		15,637
Singapore 0.8%
Haw Par Corp. Ltd.	800	6,787
Jardine Cycle & Carriage Ltd.	327	4,641
SEA, Ltd. - Class A - ADR (a)	8	2,556
		13,984
Hungary 0.6%
OTP Bank Plc (a)	166	9,733
Sweden 0.5%
VNV Global AB (publ) (a)	712	8,549
Iceland 0.5%
Marel hf (a) (b)	1,100	7,521
Bermuda 0.5%
Credicorp Ltd. (a)	67	7,454
Philippines 0.4%
Ayala Land Inc.	2,296	1,505
Bank of the Philippine Islands	1,861	2,972
BDO Unibank, Inc.	1,308	2,824
		7,301
Cyprus 0.4%
Ozon Holdings PLC - ADR (a) (e)	30	1,531
TCS Group Holding PLC - GDR (b)	62	5,708
		7,239
Argentina 0.4%
MercadoLibre S.R.L (a)	4	6,813
Turkey 0.4%
BIM Birlesik Magazalar A.S. - Class A	802	5,760
Switzerland 0.3%
LafargeHolcim Ltd.	116	5,602
Czech Republic 0.2%
Komercni Banka A/S (a)	93	3,775
Japan 0.1%
Tokyo Electron Ltd. (e)	5	2,294
Vietnam 0.1%
Taisun Int'l (Holding) Corp.	572	2,166
Vietnam Dairy Products Joint Stock Company	—	—
Greece 0.1%
Hellenic Telecommunications Organization SA - Class R	63	1,174
United Arab Emirates 0.0%
NMC Health PLC (f)	119	—
Total Common Stocks (cost $1,340,402)		1,618,601
PREFERRED STOCKS 0.9%
Brazil 0.5%
Banco Bradesco S.A. (a) (g)	1,855	7,084
Gerdau SA	176	875
		7,959
South Korea 0.4%
Samsung Electronics Co. Ltd., 1.00% (h)	130	7,618
Total Preferred Stocks (cost $13,659)		15,577
WARRANTS 0.6%
China 0.6%
CITIC Limited (a)	114	9,782
Total Warrants (cost $5,631)		9,782
INVESTMENT COMPANIES 0.2%
United States of America 0.2%
iShares Core MSCI Emerging Markets ETF	45	2,769
Total Investment Companies (cost $2,826)		2,769
RIGHTS 0.0%
India 0.0%
Bharti Airtel Limited (a) (c)	47	96
Taiwan 0.0%
Airtac International Group (a) (c)	13	70
Total Rights (cost $0)		166
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.5%
JNL Government Money Market Fund, 0.01% (i) (j)	34,932	34,932
T. Rowe Price Government Reserve Fund, 0.05% (i) (j)	7,199	7,199
		42,131
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.01% (i) (j)	5,817	5,817
Total Short Term Investments (cost $47,948)		47,948
Total Investments 100.5% (cost $1,410,466)		1,694,843
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.5)%		(7,879)
Total Net Assets 100.0%		1,686,965

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $18,263 and 1.1% of the Fund.

(e) All or a portion of the security was on loan as of September 30, 2021.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	07/07/20	4,112	6,691	0.4
Alibaba Group Holding Limited	04/17/20	8,361	5,389	0.3
Avenue Supermarts Limited	04/17/20	3,871	7,414	0.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Baidu, Inc. - Class A	03/17/21	930	662	—
CSC Financial Co., Ltd. - Class H	05/08/20	2,563	2,462	0.2
ESR Cayman Limited	06/08/21	230	215	—
Ganfeng Lithium Co., Ltd. - Class H	05/07/21	1,188	1,731	0.1
Hangzhou Tigermed Consulting Co., Ltd - Class H	07/31/20	1,194	1,294	0.1
Hapvida Participacoes E Investimentos Ltda	04/16/20	4,507	5,672	0.3
Marel hf	04/21/20	4,674	7,521	0.5
Meituan Dianping - Class B	08/17/21	8,129	9,561	0.6
New Oriental Education & Technology Group Inc.	07/08/21	3,786	1,158	0.1
Notre Dame Intermedica Participacoes S.A.	04/16/20	6,108	7,377	0.4
Public Joint Stock Society Novatek	10/28/20	5,852	8,830	0.5
TCS Group Holding PLC	08/09/21	5,984	5,708	0.3
Tongcheng-Elong Holdings Limited	04/20/20	6,778	9,169	0.6
Tongdao Liepin Group	04/22/20	4,797	3,179	0.2
Vivo Energy PLC	03/25/21	6,767	6,813	0.4
Wizz Air Holdings PLC	04/16/20	5,432	11,619	0.7
WuXi AppTec Co., Ltd. - Class H	04/20/20	6,017	15,800	0.9
Wuxi Biologics Cayman Inc	09/11/20	379	716	0.1
		91,659	118,981	7.1

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	MSC	10/04/21	HKD	2,734	351	—
HKD/USD	SSB	10/04/21	HKD	2,514	323	—
HKD/USD	SSB	10/05/21	HKD	237	31	—
HKD/USD	SSB	10/05/21	HKD	8,306	1,067	—
HKD/USD	SSB	10/08/21	HKD	1,019	131	—
USD/HKD	MSC	10/04/21	HKD	(131)	(17)	—
USD/HKD	SSB	10/04/21	HKD	(41)	(5)	—
ZAR/USD	SSB	10/01/21	ZAR	3,378	224	1
					2,105	1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	357,084	1,261,517	—	1,618,601
Preferred Stocks	15,577	—	—	15,577
Warrants	—	9,782	—	9,782
Investment Companies	2,769	—	—	2,769
Rights	—	166	—	166
Short Term Investments	47,948	—	—	47,948
	423,378	1,271,465	—	1,694,843
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 98.0%
Japan 21.4%
Akatsuki Inc.	32	922
Anicom Holdings, Inc.	153	1,294
ARCS Company, Ltd	42	848
BayCurrent Consulting , Inc.	13	6,342
Bengo4.com, Inc. (a)	128	7,311
BML Inc.	23	867
COLOPL, Inc.	277	1,992
Credit Saison Co. Ltd.	252	3,323
DaikyoNishikawa Corporation	141	820
Daiwabo Holdings Co., Ltd.	135	2,172
DMG Mori Co., Ltd. (a)	123	2,304
Edion Corp. (b)	179	1,691
eGuarantee, Inc.	146	3,251
Freee K.K. (a)	46	3,281
Fujikura Ltd. (a)	267	1,578
Ga Technologies Co., Ltd. (a) (b)	95	869
GMO Financial Gate, Inc.	16	4,665
Gulliver International Co. Ltd.	147	1,328
GungHo Online Entertainment, Inc.	71	1,311
HANWA Co., Ltd.	34	1,057
Haseko Corp.	252	3,377
Healios K.K (a) (b)	142	2,480
Ichiyoshi Securities Co., Ltd.	249	1,533
Infomart Corporation	328	2,964
Inter Action Corporation	56	1,341
IRISO Electronics Co., Ltd.	43	1,736
istyle Inc. (a) (b)	374	1,583
Japan Elevator Service Holdings Co.,Ltd.	105	2,416
JEOL Ltd.	90	6,575
JMDC Inc. (a)	50	3,447
Kamakura Shinsho, Ltd. (b)	114	881
Kandenko Co., Ltd.	104	863
KATITAS Co., Ltd.	140	4,968
Kawasaki Kisen Kaisha, Ltd. (a)	93	5,041
KH Neochem Co., Ltd.	73	2,011
Kintetsu World Express, Inc.	63	1,612
Kitanotatsujin Corporation (b)	528	2,206
Kmto Energy K.K.	101	2,283
Kobe Bussan Co., Ltd.	148	4,834
Komeri Co.,Ltd.	45	1,081
K's Holdings Corporation	247	2,556
Kumagai Gumi Co., Ltd.	50	1,292
Link and Motivation Inc. (b)	325	3,283
Locondo, Inc. (b)	102	1,253
Maeda Corporation (b) (c)	220	1,777
MegaChips Corporation	169	5,076
Miraca Holdings Inc.	110	2,984
Mirait Holdings Corp.	78	1,544
Mitsui OSK Lines Ltd.	14	934
mixi, Inc.	56	1,263
Money Forward, Inc. (a)	57	4,099
Nippon Electric Glass Co. Ltd.	48	1,137
Nippon Television Holdings Inc.	171	1,933
NISHIMATSUYA CHAIN Co., Ltd. (b)	226	2,859
Nissha Co., Ltd.	35	563
Nojima Corporation	26	666
Optex Co., Ltd.	103	1,409
Outsourcing Inc.	416	7,456
PLAID, Inc. (a) (b)	129	3,370
Raksul, Inc. (a)	161	8,427
Sansan, Inc. (a)	32	3,043
Sato Holdings Corporation	69	1,694
Seino Holdings Corp.	89	1,074
SHIFT, Inc. (a)	19	4,110
Shimamura Co. Ltd.	52	4,896
Towa Pharmaceutical Co. Ltd.	15	423
Tsugami Corporation (b)	325	4,905
TV Asahi Holdings Corp.	41	641
Uzabase Inc. (a)	55	1,194
Wealthnavi Inc. (a) (b)	118	3,629
Yume No Machi Souzou Iinkai Co. Ltd. (a) (b)	259	3,885
		183,833
Sweden 9.7%
Addtech AB - Class B (a)	412	7,325
Arjo AB (publ) - Class B	155	1,912
Avanza Bank Holding AB	445	15,722
Bactiguard Holding AB - Class B (a) (b)	54	987
Cary Group Holding AB (a)	483	4,908
CellaVision AB	24	1,080
Dios Fastigheter Ab	31	301
Dometic Group AB (publ) (d)	312	4,724
Hemnet AB (a)	111	2,142
HMS Networks AB	96	4,605
Nobina AB (publ) (d)	113	1,016
Nordnet AB	175	3,133
Paradox Interactive AB (publ) (b)	108	1,724
Samhallsbyggnadsbolaget i Norden AB - Class B	344	1,905
Sdiptech AB (publ) - Class B (a)	81	3,936
Sectra Aktiebolag - Class B (a)	235	4,728
SSAB AB - Class B (a)	1,256	5,373
Storytel Sweden AB - Class B (a) (b)	55	1,200
Swedbank AB	265	4,406
Thule Group AB (b) (d)	59	2,995
Vitec Software Group AB (publ) - Class B	92	5,036
VNV Global AB (publ) (a)	207	2,489
Xvivo Perfusion Aktiebolag (a)	42	1,854
		83,501
United Kingdom 8.7%
Alpha FX Group PLC (a)	95	2,546
Computacenter PLC	14	507
Diploma PLC	99	3,766
Dixons Carphone PLC	656	1,177
Dotdigital Group PLC (a)	375	1,221
Draper Esprit PLC (a)	214	2,898
Endava PLC - Class A - ADR (a)	3	394
Evraz PLC	660	5,253
FD Technologies Public Limited Company (a)	103	3,237
FDM Group (Holdings) PLC	285	4,842
Games Workshop Group PLC	32	4,483
Hotel Chocolat Group PLC (a)	252	1,375
Integrafin Holdings PLC (d)	449	3,128
Investec PLC	494	2,110
Keller Group PLC	114	1,467
Man Group PLC	951	2,611
Morgan Sindall Group PLC	41	1,300
Naked Wines PLC (a)	356	3,322
Redde Northgate PLC	429	2,327
Royal Mail PLC	864	4,891
Softcat PLC	144	3,953
Team17 Group Plc (a)	572	5,867
The Go-Ahead Group PLC (a)	114	1,248
Victoria P.L.C. (a)	347	4,327
Vtex - Class A (a)	110	2,257
Wizz Air Holdings PLC (a) (d)	70	4,702
		75,209
Taiwan 8.1%
Airtac International Group	340	10,619
ASPEED Technology Inc.	190	15,708
ChipMOS Technologies Inc.	2,772	4,702
Chroma ATE Inc.	436	2,740
Everlight Electronics Co., Ltd.	907	1,545
General Interface Solution Holding Ltd.	873	2,967
Giga-Byte Technology Co. Ltd.	1,634	5,078
Global Unichip Corp.	278	4,942
Kindom Construction Corp.	797	1,122
Medtecs International Corporation Limited	755	214
Radiant Opto-Electronics Corp.	911	3,053
SIBON Electronics Co., Ltd.	596	5,008
Simplo Technology Co. Ltd.	88	911
Sitronix Technology Corp.	321	2,778
Supreme Electronics Co., Ltd.	481	760
TCI Co., Ltd.	166	1,349
Universal Vision Biotechnology Co., Ltd.	411	4,529
WT Microelectronics Co., Ltd.	441	955

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Yang Ming Marine Transport Corporation (a)	223	943
		69,923
Canada 6.3%
AGF Holdings Inc. - Class B	556	3,409
Artis Real Estate Investment Trust	231	2,076
CAE Inc. (a)	92	2,750
Canaccord Genuity Group Inc.	115	1,264
Canfor Corporation (a)	245	5,391
Cargojet Inc.	28	4,484
Celestica Inc. (a)	103	915
Descartes Systems Group Inc. (a)	65	5,285
Docebo Canada Inc. (a) (b)	108	7,860
FirstService Corporation	26	4,701
Interfor Corporation (a)	223	5,506
Kinaxis Inc. (a)	49	7,095
Labrador Iron Ore Royalty Corporation (b)	100	2,782
Minto Apartment Limited Partnership	49	872
		54,390
Switzerland 4.6%
ALSO Holding AG - Class N	6	1,795
Bachem Holding AG - Class N	7	5,701
Bossard Holding AG	12	3,778
Global Blue Group Holding AG (a) (b)	411	2,653
medmix AG (a)	110	5,194
PolyPeptide Group AG (a) (e)	42	5,388
Sensirion Holding AG (a) (d)	46	5,610
Siegfried Holding AG - Class N (a)	5	4,357
Tecan Group AG - Class N	8	4,530
u-blox Holding AG - Class N (a)	14	916
		39,922
South Korea 4.6%
AfreecaTV Co., Ltd.	20	2,580
BNK Financial Group Inc.	484	3,587
Cafe24 Corp. (a)	58	1,449
Daesang Corporation	56	1,150
DGB Financial Group	244	2,030
DL E&C Co., Ltd. (a)	9	1,041
Douzon Bizon Co. Ltd.	90	7,267
Genexine, Inc. (a) (b)	14	835
Hyosung TNC Corporation	9	4,760
JB Financial Group Co. Ltd.	152	1,138
Koh Young Technology Inc.	262	4,243
Korea Land Development Corp.	327	674
LG International Corp.	50	1,454
Meritz Fire & Marine Insurance Co. Ltd.	137	3,521
Posco Daewoo Corp.	184	3,665
		39,394
Italy 4.6%
Azimut Holding S.p.A.	56	1,524
Banca IFIS S.p.A.	39	756
Brunello Cucinelli S.p.A. (a)	134	7,386
Esprinet S.P.A	83	1,080
Interpump Group SpA	76	4,914
Reply S.p.A.	50	9,131
Stevanato Group Societa' Per Azioni (a)	318	8,044
Technogym S.p.A. (d)	275	3,076
Unipol Gruppo Finanziario S.P.A.	587	3,417
		39,328
Germany 4.2%
Aumann AG (a) (d)	42	743
Bilfinger SE	29	1,013
Eckert & Ziegler Strahlen- Und Medizintechnik Ag (a)	51	6,544
HORNBACH Holding AG & Co. KGaA	9	1,110
Hypoport SE - Class N (a)	19	13,357
Klockner & Co SE - Class N (a)	118	1,480
Mensch und Maschine Software SE	36	2,426
New Work SE - Class N	11	2,759
Rheinmetall Aktiengesellschaft	15	1,460
Steico Se	24	3,021
Wuestenrot & Wuerttembergische AG - Class N	97	2,054
		35,967
India 3.9%
Birlasoft Solutions Ltda	591	2,708
CESC Ltd	1,013	1,251
Computer Age Management Services Private Limited	89	3,642
Creditaccess Grameen Limited (a) (d)	233	1,999
Indian Energy Exchange Limited (a)	570	4,962
Jindal Steel and Power Limited (a)	678	3,546
Oil India Limited	384	1,347
Power Finance Corporation Limited	2,565	4,889
Redington (India) Limited (a)	398	747
Syngene International Ltd. (a) (d)	457	3,702
WNS (Holdings) Limited - ADR (a)	59	4,860
		33,653
Netherlands 2.3%
ASR Nederland N.V.	133	6,076
BE Semiconductor Industries N.V.	124	9,799
Flow Traders N.V. (d)	3	134
Meltwater Holding B.V. (a) (e)	165	782
PostNL NV	668	3,202
		19,993
Denmark 2.1%
ALK-Abello A/S - Class B (a)	22	9,088
Dampskibsselskabet NORDEN A/S	53	1,347
PER AARSLEFF Holding A/S - Class B	20	806
Royal Unibrew A/S	47	5,703
Scandinavian Tobacco Group A/S (d)	68	1,344
		18,288
Australia 2.1%
Cleanspace Holdings Limited (a)	895	891
GrainCorp Limited - Class A	508	2,312
Harvey Norman Holdings Ltd.	720	2,597
JB Hi-Fi Limited	91	2,978
Metcash Limited	1,075	3,011
Netwealth Group Ltd.	211	2,194
New Hope Corp. Ltd.	541	934
PEXA Group Limited (a) (b)	244	2,889
		17,806
China 1.6%
Angel Yeast Co., Ltd. - Class A (a)	568	4,390
Huaxin Cement Co. Ltd. - Class B	1,634	3,002
SITC International Holdings Company Limited	1,367	4,897
Yangzijiang Shipbuilding (Holdings) Ltd.	1,733	1,755
		14,044
Israel 1.6%
InMode Ltd (a)	17	2,743
Maytronics Ltd.	284	6,718
Neogames S.A. (a)	105	3,841
		13,302
Hong Kong 1.3%
China BlueChemical Ltd. - Class H	3,294	1,199
Hypebeast Limited (a)	6,142	798
Johnson Electric Holdings Limited	1,202	2,560
Kerry Properties Ltd.	828	2,180
Lonking Holdings Limited	2,648	801
Pacific Basin Shipping Limited	1,977	918
Skyworth Group Limited (a)	3,210	965
Texhong Textile Group Limited	488	703
VTech Holdings Ltd.	183	1,334
		11,458
Brazil 1.2%
Azul S.A. - ADR (a) (b)	117	2,346
Companhia de Saneamento de Minas Gerais - Copasa MG (a)	629	1,595
Empreendimentos Pague Menos S.A (a)	1,330	3,007
Grupo SBF S/A (a)	631	3,189
		10,137
France 1.2%
Derichebourg (a)	167	1,926
ESI Group (a)	18	1,409
Fnac Darty	23	1,492
SOITEC (a)	19	4,219

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Television Francaise 1	95	939
		9,985
Malta 1.1%
Kindred Group PLC - SDR	598	8,998
Thailand 1.0%
AP (Thailand) Public Company Limited	5,258	1,263
Mega Lifesciences Public Company Limited	706	1,040
Origin Property Public Company Limited	4,456	1,310
Sansiri Public Company Limited	40,557	1,429
Sri Trang Agro-Industry Public Company Limited	2,313	2,283
Supalai Public Company Limited	2,243	1,322
		8,647
Indonesia 0.8%
PT Erajaya Swasembada Tbk	26,947	1,133
PT Indo Tambangraya Megah Tbk	1,309	1,895
PT. Bank Tabungan Pensiunan Nasional Syariah	15,201	3,681
		6,709
Norway 0.7%
Eurizon Opportunita	153	1,013
Flex Lng Ltd. (a)	57	1,025
Golden Ocean Group Limited (a)	230	2,442
Mercell Holding (a) (d)	2,015	1,674
		6,154
Faroe Islands 0.5%
P/F Bakkafrost Sales	56	4,670
Mexico 0.5%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	205	4,473
Vietnam 0.5%
FPT Corporation	1,036	4,244
Russian Federation 0.5%
HeadHunter Group PLC - ADR (a)	85	4,162
Spain 0.5%
Fluidra S.A.	103	4,097
Finland 0.5%
Qt Group Oyj (a)	24	3,988
Singapore 0.4%
BW LPG PTE. LTD.	211	1,154
Riverstone Holdings Limited	319	209
Yanlord Land Group Limited	2,739	2,228
		3,591
Ireland 0.4%
Keywords Studios PLC (a)	85	3,359
Poland 0.4%
Asseco Poland SA	6	127
InPost S.A. (a)	191	3,157
		3,284
Belgium 0.3%
Biocartis Group (a) (b) (d)	120	529
Melexis	21	2,179
		2,708
Turkey 0.2%
Haci Omer Sabanci Holding A.S. - Class A	1,585	1,745
Türk Traktör - Class A	15	268
		2,013
United States of America 0.1%
Cellectis - ADR (a)	99	1,247
Chile 0.1%
Cap S.A.	70	744
Total Common Stocks (cost $796,008)		843,221
PREFERRED STOCKS 0.3%
Brazil 0.2%
Companhia Paranaense de Energia Copel - Class B	993	1,332
Germany 0.1%
Dragerwerk AG & Co. KGaA (f)	16	1,289
Total Preferred Stocks (cost $2,528)		2,621
INVESTMENT COMPANIES 0.1%
United States of America 0.1%
Vanguard FTSE All-World ex-US Small-Cap Index Fund	8	1,014
Total Investment Companies (cost $1,046)		1,014
RIGHTS 0.0%
Taiwan 0.0%
Airtac International Group (a) (g)	16	90
Total Rights (cost $0)		90
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.7%
JNL Government Money Market Fund, 0.01% (h) (i)	14,630	14,630
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 0.01% (h) (i)	6,540	6,540
Total Short Term Investments (cost $21,170)		21,170
Total Investments 100.9% (cost $820,752)		868,116
Other Assets and Liabilities, Net (0.9)%		(7,446)
Total Net Assets 100.0%		860,670

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $6,170 and 0.7% of the Fund.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aumann AG	04/16/21	704	743	0.1
Biocartis Group	04/15/21	656	529	0.1
Creditaccess Grameen Limited	02/18/20	2,093	1,999	0.2
Dometic Group AB (publ)	05/24/21	5,255	4,724	0.5
Flow Traders N.V.	06/01/21	140	134	—
Integrafin Holdings PLC	02/03/20	3,128	3,128	0.4
Mercell Holding	02/10/21	2,566	1,674	0.2
Nobina AB (publ)	11/01/18	949	1,016	0.1
Scandinavian Tobacco Group A/S	06/18/19	1,165	1,344	0.2
Sensirion Holding AG	04/16/21	3,205	5,610	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Multi-Manager International Small Cap Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Syngene International Ltd.	01/21/19	1,841	3,702	0.4
Technogym S.p.A.	08/13/18	2,366	3,076	0.4
Thule Group AB	08/06/21	3,159	2,995	0.3
Wizz Air Holdings PLC	11/02/18	3,251	4,702	0.5
		30,478	35,376	4.1

JNL Multi-Manager International Small Cap Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	SSB	10/04/21	CAD	55	43	—
JPY/USD	BNP	10/01/21	JPY	71,340	641	1
USD/AUD	CIT	10/05/21	AUD	(950)	(686)	(1)
USD/HKD	UBS	10/04/21	HKD	(1,100)	(141)	—
USD/HKD	UBS	10/05/21	HKD	(2,535)	(326)	—
					(469)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	104,395	737,049	1,777	843,221
Preferred Stocks	2,621	—	—	2,621
Investment Companies	1,014	—	—	1,014
Rights	—	90	—	90
Short Term Investments	21,170	—	—	21,170
	129,200	737,139	1,777	868,116
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 95.7%
Industrials 17.2%
Aerojet Rocketdyne Holdings, Inc. (a)	60	2,608
AGCO Corporation	48	5,820
Alaska Air Group, Inc.	108	6,329
AMETEK, Inc.	141	17,485
APi Group Corporation (a)	363	7,385
ATS Automation Tooling Systems Inc. (a)	100	3,172
Clarivate PLC (a)	609	13,346
CoStar Group, Inc. (a)	79	6,842
Fortive Corporation	273	19,296
Generac Holdings Inc. (a)	39	16,055
Graco Inc.	79	5,563
Hubbell Inc.	33	6,016
IDEX Corporation	37	7,554
JB Hunt Transport Services Inc. (a)	34	5,685
Landstar System Inc. (a)	36	5,729
Lincoln Electric Holdings Inc. (a)	28	3,606
ManpowerGroup Inc.	42	4,569
Masonite International Corporation (a)	67	7,132
Middleby Corp. (a)	35	6,023
Mueller Water Products Inc. - Class A	245	3,726
Nordson Corp. (a)	46	10,955
Northrop Grumman Systems Corp.	14	5,037
Old Dominion Freight Line Inc. (a)	14	4,118
Oshkosh Corp.	46	4,709
Owens Corning Inc.	49	4,181
Parker-Hannifin Corporation	19	5,369
RBC Bearings Incorporated (a)	20	4,244
Regal-Beloit Corp.	41	6,194
Republic Services Inc.	32	3,890
Resideo Technologies, Inc. (a)	231	5,726
Rexnord Corporation	140	9,020
Rockwell Automation Inc.	34	9,850
Teledyne Technologies Inc. (a)	12	4,940
Textron Inc.	137	9,574
Toro Co.	178	17,295
Trane Technologies Public Limited Company	39	6,716
United Rentals Inc. (a)	13	4,387
Verisk Analytics, Inc. (a)	35	6,909
Vertiv Holdings, LLC - Class A	550	13,230
Werner Enterprises Inc. (a)	18	790
WillScot Mobile Mini Holdings Corp. - Class A (a)	302	9,576
Xylem Inc.	17	2,152
		302,803
Health Care 16.3%
Abcam PLC - ADR (a)	117	2,382
Align Technology, Inc. (a)	21	13,974
Avantor, Inc. (a)	198	8,094
Baxter International Inc.	207	16,675
Bio-Rad Laboratories, Inc. - Class A (a)	12	8,951
Bio-Techne Corporation (a)	31	14,682
Bioventus Inc. - Class A (a) (b)	51	720
Catalent Inc. (a)	92	12,216
Cooper Cos. Inc.	35	14,384
Definitive Healthcare Corp. - Class A (a)	23	979
Dentsply Sirona Inc.	288	16,739
Edwards Lifesciences Corporation (a)	152	17,208
Hill-Rom Holdings Inc.	48	7,193
Horizon Therapeutics Public Limited Company (a)	41	4,436
Icon Public Limited Company (a)	18	4,716
ICU Medical, Inc. (a)	55	12,847
Integra LifeSciences Holdings Corp. (a)	136	9,348
Intersect ENT, Inc. (a)	25	667
Maravai LifeSciences Holdings, Inc. - Class A (a)	314	15,416
Masimo Corp. (a)	45	12,240
Molina Healthcare, Inc. (a)	24	6,701
Quest Diagnostics Incorporated	46	6,753
Smith & Nephew PLC - ADR	411	14,111
Steris Limited	51	10,316
Syneos Health, Inc. - Class A (a)	89	7,768
Tandem Diabetes Care Inc. (a)	74	8,774
Universal Health Services Inc. - Class B	37	5,163
Veeva Systems Inc. - Class A (a)	31	8,933
Waters Corp. (a)	48	17,242
Zimmer Biomet Holdings, Inc.	53	7,795
		287,423
Information Technology 14.3%
Amphenol Corporation - Class A	135	9,929
Anaplan, Inc. (a)	162	9,864
Asana, Inc. - Class A (a)	192	19,989
Aspen Technology, Inc. (a)	32	3,868
Autodesk, Inc. (a)	14	3,935
Black Knight, Inc. (a)	86	6,199
CDW Corp. (a)	31	5,679
DocuSign, Inc. (a)	9	2,214
DXC Technology Company (a)	147	4,947
Flex Ltd. (a)	325	5,742
Genpact Limited	139	6,626
Hewlett Packard Enterprise Company	269	3,840
Keysight Technologies, Inc. (a)	41	6,670
Leidos Holdings Inc.	59	5,688
Marvell Technology, Inc.	119	7,177
MAXIMUS Inc.	74	6,180
Medallia, Inc. (a)	85	2,876
Momentive Global Inc. (a)	169	3,313
Motorola Solutions Inc.	18	4,066
NCR Corporation (a)	121	4,674
New Relic, Inc. (a)	64	4,557
Nutanix, Inc. - Class A (a)	260	9,802
Okta, Inc. - Class A (a)	47	11,036
On Semiconductor Corporation (a)	176	8,078
Palo Alto Networks, Inc. (a)	35	16,861
Pure Storage, Inc. - Class A (a)	418	10,512
ServiceNow, Inc. (a)	8	4,667
Smartsheet Inc. - Class A (a)	89	6,125
SolarEdge Technologies Ltd. (a)	13	3,315
Splunk Inc. (a)	29	4,254
Synopsys Inc. (a)	26	7,635
Workday, Inc. - Class A (a)	70	17,567
Zendesk, Inc. (a)	98	11,464
Zscaler, Inc. (a)	48	12,587
		251,936
Financials 14.3%
Alleghany Corporation (a)	21	12,997
American Financial Group, Inc.	62	7,776
Arch Capital Group Ltd. (a)	207	7,899
Arthur J Gallagher & Co.	106	15,831
Chubb Limited	47	8,207
Cullen/Frost Bankers Inc.	67	7,948
Everest Re Group, Ltd.	129	32,444
Fifth Third Bancorp (a)	173	7,351
First Republic Bank	39	7,464
Huntington Bancshares Incorporated (a)	356	5,508
Independent Bank Corp. (a)	11	825
MetLife, Inc.	53	3,297
Northern Trust Corp.	184	19,826
Old Republic International Corp.	115	2,656
Prosperity Bancshares Inc.	163	11,644
Reinsurance Group of America, Incorporated	26	2,910
SVB Financial Group (a)	17	10,674
The Bank of New York Mellon Corporation	120	6,247
The Hartford Financial Services Group, Inc.	196	13,803
The Travelers Companies, Inc.	120	18,277
TowneBank (a)	32	1,003
Tradeweb Markets Inc. - Class A (a)	142	11,511
UMB Financial Corp. (a)	27	2,588
Valley National Bancorp (a)	182	2,422
W. R. Berkley Corporation	137	10,007
Western Alliance Bancorp	115	12,536
Zions Bancorp	130	8,052
		251,703
Consumer Staples 10.6%
Archer-Daniels-Midland Company	132	7,921
Beiersdorf Aktiengesellschaft - ADR	763	16,597
Boston Beer Co. Inc. - Class A (a)	11	5,607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Brown-Forman Corp. - Class B	11	740
Calavo Growers Inc. (a)	56	2,133
Cal-Maine Foods Inc. (a)	250	9,047
Casey's General Stores Inc. (a)	39	7,331
Church & Dwight Co. Inc.	89	7,390
Freshpet Inc. (a)	27	3,781
Henkel AG & Co. KGaA - ADR	112	2,418
Hershey Co.	97	16,333
Hormel Foods Corp.	166	6,827
JM Smucker Co.	93	11,163
Kimberly-Clark Corporation	79	10,513
Lamb Weston Holdings Inc.	108	6,653
McCormick & Co. Inc.	121	9,805
Mission Produce, Inc. (a)	81	1,489
Molson Coors Beverage Company - Class B	157	7,305
Performance Food Group, Inc. (a)	196	9,111
Sanderson Farms Inc. (a)	86	16,222
Sysco Corp.	94	7,355
The Clorox Company	77	12,713
Tyson Foods Inc. - Class A	95	7,507
		185,961
Consumer Discretionary 7.7%
Advance Auto Parts, Inc.	81	16,920
Aptiv PLC (a)	109	16,133
BorgWarner Inc.	185	8,001
Carnival Plc (a)	150	3,741
Carvana Co. - Class A (a)	23	6,996
Chewy, Inc. - Class A (a) (b)	46	3,106
Hasbro, Inc. (a)	63	5,630
Las Vegas Sands Corp. (a)	38	1,402
Lear Corporation	20	3,192
Leslie's, Inc. (a)	399	8,205
Newell Brands Inc.	149	3,308
Petco Health And Wellness Company, Inc. - Class A (a)	107	2,256
Planet Fitness, Inc. - Class A (a)	59	4,634
Purple Innovation, Inc. (a)	84	1,764
Ross Stores Inc. (a)	88	9,612
Service Corp. International	84	5,050
Terminix Global Hldgs Inc. (a)	200	8,355
Tractor Supply Co. (a)	41	8,206
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	18	6,497
VF Corp.	70	4,703
Yum! Brands, Inc.	57	6,984
		134,695
Real Estate 4.9%
Alexandria Real Estate Equities, Inc.	65	12,401
American Homes 4 Rent - Class A	124	4,738
Americold Realty Trust	213	6,176
Boston Properties Inc.	8	817
Camden Property Trust	34	5,029
Cousins Properties Incorporated	89	3,308
Equity Commonwealth (a)	655	17,025
Equity Lifestyle Properties, Inc.	64	4,959
Healthcare Realty Trust Inc.	279	8,310
Highwoods Properties Inc.	87	3,803
Lamar Advertising Co. - Class A (a)	48	5,491
Monmouth Real Estate Investment Corp. - Class A	90	1,676
National Retail Properties, Inc.	120	5,183
Starwood Property Trust, Inc.	214	5,221
Sun Communities Inc.	16	2,925
		87,062
Materials 4.4%
AptarGroup, Inc.	123	14,749
Ashland Global Holdings Inc.	84	7,531
Avery Dennison Corporation	30	6,196
Ball Corporation	72	6,433
Corteva, Inc.	100	4,204
Eastman Chemical Co.	42	4,231
GCP Applied Technologies Inc. (a)	36	782
International Flavors & Fragrances Inc.	44	5,884
Packaging Corporation of America	51	7,009
Reliance Steel & Aluminum Co.	34	4,853
Sensient Technologies Corporation	44	3,980
Steel Dynamics Inc. (a)	72	4,211
Westlake Chemical Corporation	78	7,063
		77,126
Utilities 3.3%
Alliant Energy Corporation (a)	94	5,262
Ameren Corporation	75	6,035
Avista Corporation	108	4,231
California Water Service Group	50	2,928
DTE Energy Company	25	2,826
Essential Utilities, Inc.	87	4,012
Eversource Energy	61	4,946
IDACORP Inc.	8	847
SJW Corp.	141	9,329
United Utilities Group PLC - ADR (b)	467	12,457
Xcel Energy Inc. (a)	69	4,281
		57,154
Energy 1.6%
Cimarex Energy Co.	70	6,104
Devon Energy Corporation	212	7,517
Pioneer Natural Resources Co.	52	8,575
Valero Energy Corporation	92	6,471
		28,667
Communication Services 1.1%
Endeavor Group Holdings, Inc. - Class A (a) (b)	119	3,406
Expedia Group, Inc. (a)	38	6,163
Interpublic Group of Cos. Inc.	120	4,399
Live Nation Entertainment, Inc. (a)	61	5,532
		19,500
Total Common Stocks (cost $1,332,392)		1,684,030
PREFERRED STOCKS 1.7%
Health Care 0.8%
Becton, Dickinson and Company, 6.00%, 06/01/23 (b) (c)	248	13,376
Financials 0.5%
MetLife, Inc., 5.63%, (25, 06/15/23) (d)	23	629
MetLife, Inc., 4.75%, (25, 03/15/25) (b) (d)	63	1,682
U.S. Bancorp, 6.50%, (25, 01/15/22) (b) (d)	51	1,297
U.S. Bancorp, 3.50% (b) (d)	244	6,017
		9,625
Utilities 0.4%
Essential Utilities, Inc., 6.00%, 04/30/22 (c)	118	6,796
Total Preferred Stocks (cost $28,761)		29,797
SHORT TERM INVESTMENTS 3.6%
Investment Companies 2.9%
JNL Government Money Market Fund, 0.01% (e) (f)	51,281	51,281
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 0.01% (e) (f)	11,696	11,696
Total Short Term Investments (cost $62,977)		62,977
Total Investments 101.0% (cost $1,424,130)		1,776,804
Other Assets and Liabilities, Net (1.0)%		(17,410)
Total Net Assets 100.0%		1,759,394

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,684,030	—	—	1,684,030
Preferred Stocks	29,797	—	—	29,797
Short Term Investments	62,977	—	—	62,977
	1,776,804	—	—	1,776,804

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 98.0%
Information Technology 29.8%
2U, Inc. (a)	371	12,446
908 Devices Inc. (a) (b)	115	3,753
ACI Worldwide, Inc. (a)	684	21,048
Advanced Energy Industries, Inc. (a)	82	7,237
Akoustis Technologies, Inc. (a) (b)	260	2,518
Ambarella Inc. (a)	13	2,071
Anaplan, Inc. (a)	158	9,651
Array Technologies, Inc. (a)	1,457	26,976
Aspen Technology, Inc. (a)	125	15,344
Avalara, Inc. (a)	198	34,580
Avaya Holdings Corp. (a)	894	17,699
Bentley Systems, Incorporated - Class B (a) (b)	288	17,476
Bill.Com Holdings Inc. (a)	187	49,856
Blackline, Inc. (a)	288	33,967
Brooks Automation Inc. (a)	227	23,172
Canadian Solar Inc. (a) (b)	177	6,121
Clearwater Analytics Holdings, Inc. - Class A (a)	467	11,969
Datto Holding Corp. (a) (b)	192	4,593
Digital Turbine USA, Inc. (a)	752	51,696
DigitalOcean Holdings, Inc. (a) (b)	121	9,377
Dolby Laboratories, Inc. - Class A	30	2,647
Domo Inc. - Class B (a)	80	6,773
Duck Creek Technologies, Inc. (a)	618	27,324
Dynatrace Holdings LLC (a)	268	19,029
Enphase Energy, Inc. (a)	210	31,576
Entegris, Inc. (a)	62	7,818
Euronet Worldwide Inc. (a)	133	16,872
Everbridge, Inc. (a)	42	6,369
Fair Isaac Corporation (a)	35	13,717
Five9 Inc. (a)	106	16,919
Globant S.A. (a)	15	4,270
Jack Henry & Associates Inc. (a)	62	10,221
Kulicke & Soffa Industries Inc. (a)	407	23,721
Lattice Semiconductor Corp. (a)	292	18,872
LivePerson, Inc. (a)	380	22,410
MACOM Technology Solutions Holdings, Inc. (a)	463	29,996
MAXIMUS Inc.	104	8,611
Mitek Systems, Inc. (a)	321	5,937
MKS Instruments, Inc. (a)	54	8,105
Monolithic Power Systems Inc. (a)	13	6,497
nCino, Inc. (a)	322	22,855
NeoPhotonics Corporation (a)	410	3,570
NVE Corp. (a)	33	2,133
Olo Inc. - Class A (a)	388	11,637
OSI Systems Inc. (a)	60	5,709
Paya Holdings Inc. - Class A (a) (b)	288	3,132
Paycom Software, Inc. (a)	41	20,265
Paylocity Holding Corporation (a)	13	3,640
Paymentus Holdings, Inc. - Class A (a) (b)	95	2,342
Power Integrations Inc. (a)	39	3,883
PROS Holdings, Inc. (a)	123	4,369
Q2 Holdings, Inc. (a)	214	17,107
RingCentral, Inc. - Class A (a)	41	8,857
Riskified Ltd - Class A (a) (b)	120	2,729
Science Applications International Corp.	90	7,700
Semtech Corp. (a)	124	9,692
Shift4 Payments, LLC - Class A (a)	188	14,580
ShotSpotter, Inc. (a)	60	2,192
Sierra Wireless, Inc. (a) (b)	185	2,866
Silicon Laboratories Inc. (a)	44	6,171
Silicon Motion, Inc. - ADR (a)	73	5,039
Sitime Corporation (a)	70	14,206
Smartsheet Inc. - Class A (a)	186	12,842
Sprinklr, Inc. - Class A (a) (b)	167	2,925
Sprout Social, Inc. - Class A (a)	118	14,423
SPS Commerce, Inc. (a)	198	31,950
Telos Corporation (a)	189	5,381
Tyler Technologies Inc. (a)	29	13,438
Upland Software, Inc. (a)	269	8,982
Varonis Systems, Inc. (a)	566	34,482
Viavi Solutions Inc. (a)	287	4,511
Wex, Inc. (a)	59	10,410
Wix.Com Ltd. (a)	42	8,211
WNS (Holdings) Limited - ADR (a)	199	16,289
Workiva Inc. - Class A (a)	132	18,616
Zendesk, Inc. (a)	74	8,565
Zeta Global Holdings Corp. - Class A (a) (b)	589	3,453
		1,018,386
Health Care 22.5%
1Life Healthcare, Inc. (a)	279	5,650
Acceleron Pharma Inc. (a)	40	6,967
AdaptHealth, LLC - Class A (a)	190	4,423
Aerie Pharmaceuticals, Inc. (a)	343	3,906
Affimed N.V. (a)	1,338	8,266
American Well Corporation - Class A (a)	201	1,828
Apellis Pharmaceuticals, Inc. (a)	105	3,468
Arcturus Therapeutics Holdings Inc. (a)	53	2,542
Arrowhead Pharmaceuticals Inc (a)	90	5,595
AtriCure, Inc. (a)	153	10,603
Autolus Therapeutics PLC - ADR (a) (b)	133	871
Avantor, Inc. (a)	412	16,853
Axonics Modulation Technologies, Inc. (a)	36	2,358
Axsome Therapeutics, Inc. (a) (b)	55	1,826
Beam Therapeutics Inc. (a)	92	8,067
BioCryst Pharmaceuticals, Inc. (a)	404	5,801
Biohaven Pharmaceutical Holding Company Ltd. (a)	46	6,376
BioLife Solutions, Inc. (a)	123	5,192
Biomerica, Inc. (a) (b)	609	2,741
Blueprint Medicines Corporation (a)	31	3,211
Bridgebio Pharma, Inc. (a)	49	2,297
Cardiovascular Systems Inc. (a)	157	5,164
Caribou Biosciences, Inc. (a)	52	1,237
Castle Biosciences, Inc. (a)	226	15,018
Cerus Corporation (a)	865	5,267
Charles River Laboratories International Inc. (a)	25	10,412
Compass Pathways PLC - ADR (a) (b)	75	2,226
Conmed Corp. (a)	92	12,042
Cooper Cos. Inc.	20	8,349
CRISPR Therapeutics AG (a)	19	2,087
Cryoport, Inc. (a) (b)	417	27,716
Cytomx Therapeutics, Inc. (a)	269	1,369
CytoSorbents Corporation (a) (b)	524	4,252
Definitive Healthcare Corp. - Class A (a) (b)	—	21
Dermtech Operations, Inc. (a) (b)	61	1,950
Editas Medicine, Inc. (a)	141	5,781
Elanco Animal Health (a)	256	8,168
Enanta Pharmaceuticals, Inc. (a)	80	4,535
Encompass Health Corporation	69	5,161
Envista Holdings Corporation (a)	97	4,037
Equillium, Inc. (a) (b)	258	1,761
Esperion Therapeutics, Inc. (a) (b)	136	1,635
Evolent Health, Inc. - Class A (a)	1,409	43,691
Fate Therapeutics, Inc. (a)	142	8,453
Flexion Therapeutics, Inc. (a) (b)	504	3,073
Generation Bio Co. (a) (b)	105	2,622
Globus Medical Inc. - Class A (a)	138	10,543
Halozyme Therapeutics, Inc. (a)	377	15,350
Harvard Bioscience Inc. (a)	275	1,921
Health Catalyst, Inc. (a)	111	5,539
HealthEquity, Inc. (a)	427	27,641
Horizon Therapeutics Public Limited Company (a)	136	14,924
iCAD, Inc. (a)	989	10,634
InMode Ltd (a)	36	5,692
Insmed Inc. (a) (b)	286	7,897
Inspire Medical Systems Inc. (a)	28	6,544
Intellia Therapeutics, Inc. (a)	118	15,749
Iovance Biotherapeutics Inc. (a)	114	2,804
Jazz Pharmaceuticals Public Limited Company (a)	65	8,521
Jounce Therapeutics Inc. (a)	131	974
Kronos Bio, Inc. (a) (b)	105	2,204
LHC Group, Inc. (a)	100	15,728
Ligand Pharmaceuticals Incorporated (a) (b)	69	9,546
MacroGenics Inc. (a)	250	5,239
Merit Medical Systems Inc. (a)	121	8,666
Mesa Laboratories, Inc. (a)	20	6,048

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Mirati Therapeutics, Inc. (a)	19	3,326
NanoString Technologies, Inc. (a)	92	4,427
Natera, Inc. (a)	49	5,438
National Research Corp. (a)	188	7,943
Neogenomics Laboratories, Inc. (a)	174	8,422
Neogenomics, Inc. (a) (c)	29	1,345
Neoleukin Therapeutics, Inc. (a)	94	682
Neuronetics, Inc. (a) (b)	263	1,723
Nevro Corp. (a)	33	3,845
NuVasive Inc. (a)	156	9,325
Omnicell, Inc. (a)	73	10,858
Opthea Limited - ADR (a) (b)	133	1,068
Organogenesis Holdings Inc. - Class A (a)	797	11,347
Oric Pharmaceuticals, Inc. (a) (b)	120	2,508
Pacific Biosciences of California, Inc. (a)	226	5,779
Paratek Pharmaceuticals Inc. (a) (b)	396	1,926
Phathom Pharmaceuticals, Inc. (a)	79	2,523
PMV Pharmaceuticals, Inc. (a)	88	2,616
Pulse Biosciences, Inc. (a) (b)	105	2,264
Quanterix Corporation (a)	222	11,055
Radius Health, Inc. (a)	145	1,804
Reata Pharmaceuticals, Inc. - Class A (a)	20	2,022
Renalytix PLC - ADR (a) (b)	316	6,340
Repligen Corporation (a)	32	9,277
Replimune Group, Inc. (a)	69	2,048
Rocket Pharmaceuticals, Ltd. (a)	73	2,188
Rubius Therapeutics, Inc. (a)	149	2,664
Sangamo Therapeutics Inc. (a)	143	1,293
Scholar Rock Holding Corporation (a)	80	2,631
Shockwave Medical, Inc. (a)	45	9,285
Silk Road Medical, Inc. (a)	358	19,697
Spero Therapeutics, Inc. (a) (b)	266	4,891
Springworks Therapeutics, Inc. (a)	64	4,037
Symbion, Inc. (a)	227	9,595
Tandem Diabetes Care Inc. (a)	143	17,027
Turning Point Therapeutics, Inc. (a)	67	4,465
Twist Bioscience Corporation (a)	86	9,209
U. S. Physical Therapy, Inc.	102	11,235
Ultragenyx Pharmaceutical Inc. (a)	55	4,960
Veracyte, Inc. (a)	563	26,165
Vericel Corporation (a) (b)	107	5,210
West Pharmaceutical Services Inc.	82	34,854
Xencor, Inc. (a)	75	2,440
		768,789
Industrials 16.0%
AAON, Inc. (a)	283	18,504
Acacia Research Corporation (a)	878	5,961
Advanced Drainage Systems, Inc.	119	12,904
Alaska Air Group, Inc.	171	10,038
Alta Equipment Group Inc. - Class A (a)	549	7,541
Ameresco, Inc. - Class A (a)	58	3,377
Arcosa, Inc.	103	5,163
Axone Intelligence Inc. (a)	187	32,706
Builders FirstSource, Inc. (a)	202	10,456
Chart Industries, Inc. (a)	203	38,637
Columbus Mckinnon Corp. (a)	170	8,232
Copart Inc. (a)	104	14,358
CoStar Group, Inc. (a)	142	12,251
Douglas Dynamics, Inc.	153	5,540
Driven Brands Holdings Inc. (a)	106	3,074
Enovix Operations Inc. (a) (b)	96	1,810
ESCO Technologies Inc.	8	578
Evoqua Water Technologies Corp. (a)	433	16,265
HEICO Corp. - Class A	224	26,549
Herc Holdings Inc.	3	492
Hudson Technologies Inc. (a)	818	2,886
John Bean Technologies Corp.	105	14,741
Kornit Digital Ltd. (a)	469	67,943
Lawson Products Inc. (a)	111	5,554
Luxfer Holdings PLC	473	9,281
Mercury Systems Inc. (a)	124	5,899
Middleby Corp. (a)	81	13,793
Old Dominion Freight Line Inc. (a)	74	21,048
Omega Flex Inc. (a)	67	9,506
RBC Bearings Incorporated (a)	24	5,013
Rush Enterprises Inc. - Class A (a)	116	5,219
Saia, Inc. (a)	119	28,340
Simpson Manufacturing Co. Inc.	50	5,378
SiteOne Landscape Supply, Inc. (a)	152	30,353
SPX Flow, Inc.	30	2,160
Teledyne Technologies Inc. (a)	28	11,899
Tetra Tech, Inc. (a)	77	11,529
Timken Co.	115	7,530
Titan Machinery Inc. (a)	196	5,089
TransUnion	104	11,714
Trex Company, Inc. (a)	50	5,049
UFP Industries, Inc. (a)	126	8,572
Verisk Analytics, Inc. (a)	47	9,473
Vicor Corp. (a)	35	4,675
View, Inc. - Class A (a) (b)	280	1,519
WillScot Mobile Mini Holdings Corp. - Class A (a)	299	9,487
		548,086
Consumer Discretionary 11.5%
Acushnet Holdings Corp.	50	2,333
Bally's Corporation (a)	54	2,709
Boot Barn Holdings, Inc. (a)	126	11,171
Bright Horizons Family Solutions Inc. (a)	35	4,922
Brunswick Corp.	84	8,012
Callaway Golf Co. (a)	362	9,997
Canada Goose Holdings Inc. (a)	96	3,413
Chegg, Inc. (a)	130	8,880
Churchill Downs Inc. (a)	42	10,103
CLARUS Corporation (a)	264	6,761
Cricut, Inc. - Class A (a) (b)	288	7,933
Crocs Inc. (a)	76	10,936
ETSY, Inc. (a)	56	11,699
Fox Factory Holding Corp. (a)	368	53,203
Gentherm Incorporated (a)	83	6,718
Grand Canyon Education, Inc. (a)	24	2,114
Green Brick Partners Inc. (a)	466	9,555
Helen of Troy Ltd (a)	44	9,796
Liquidity Services, Inc. (a)	190	4,101
Lithia Motors Inc. - Class A	18	5,701
Marriott Vacations Worldwide Corporation	96	15,101
Meritage Homes Corporation (a)	44	4,299
Motorcar Parts of America Inc. (a)	161	3,131
Nautilus, Inc. (a) (b)	705	6,564
Ollie's Bargain Outlet Holdings Inc. (a)	510	30,721
OneSpaWorld Holdings Limited (a) (b)	273	2,717
Overstock.com Inc. (a) (b)	70	5,426
Papa John's International Inc. (a)	32	4,126
Planet Fitness, Inc. - Class A (a)	222	17,403
Pool Corporation (a)	22	9,405
Porch Group Inc - Class A (a) (b)	1,224	21,650
PROG Holdings, Inc.	127	5,350
Skyline Corp. (a)	80	4,780
Steven Madden Ltd. (a)	122	4,919
Strategic Education, Inc. (a)	35	2,493
Tempur Sealy International, Inc.	206	9,578
The Lovesac Company (a)	72	4,781
Thredup Inc. - Class A (a) (b)	427	9,252
TopBuild Corp. (a)	41	8,377
Wingstop Inc. (a)	135	22,098
Wolverine World Wide, Inc.	3	100
YETI Holdings, Inc. (a)	132	11,320
		393,648
Financials 7.6%
Aldel Financial Inc. - Class A (a) (b)	366	3,697
Executive Network Partnering Corporation - Class A (a) (b)	210	2,061
FactSet Research Systems Inc.	58	23,028
Focus Financial Partners Inc. - Class A (a)	310	16,247
Goosehead Insurance, Inc. - Class A (a)	75	11,442
Green Dot Corporation - Class A (a)	56	2,810
Interactive Brokers Group, Inc. - Class A (a)	268	16,714
James River Group, Inc. (a)	75	2,818
Kinsale Capital Group, Inc. (a)	25	4,091
LendingTree, Inc. (a)	49	6,855

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
LPL Financial Holdings Inc. (a)	62	9,741
MarketAxess Holdings Inc. (a)	55	23,081
Morningstar Inc. (a)	79	20,528
Open Lending Corporation - Class A (a)	122	4,395
Oportun Financial Corporation (a)	194	4,846
Pinnacle Financial Partners, Inc. (a)	93	8,713
Primerica, Inc.	52	8,035
Ryan Specialty Group Holdings, Inc. - Class A (a)	1,253	42,434
ServisFirst Bancshares, Inc.	301	23,449
The PRA Group, Inc. (a)	109	4,578
Victory Capital Holdings, Inc. - Class A (a) (b)	82	2,882
Walker & Dunlop, Inc.	71	8,091
Western Alliance Bancorp	89	9,735
		260,271
Communication Services 5.9%
Auto Trader Group PLC	3,422	27,052
Autohome Inc. - Class A (a)	74	2,698
Autohome Inc. - Class A - ADR	418	19,619
Bandwidth Inc. - Class A (a)	143	12,878
Bumble Inc. - Class A (a) (b)	61	3,055
Chicken Soup For The Soul Entertainment Inc. - Class A (a) (b)	394	9,007
EverQuote, Inc. - Class A (a)	81	1,518
Genius Sports Limited (a) (b)	290	5,406
Gray Television, Inc.	254	5,785
Magnite, Inc. (a) (b)	1,882	52,708
Match Group, Inc. (a)	39	5,131
Mediaalpha, Inc. - Class A (a)	589	11,002
Rightmove PLC	3,517	32,285
Rightmove PLC - ADR	315	5,741
Vonage Holdings Corp. (a)	199	3,212
Ziprecruiter, Inc. - Class A (a)	111	3,062
		200,159
Consumer Staples 2.7%
BJ's Wholesale Club Holdings, Inc. (a)	89	4,882
Casey's General Stores Inc. (a)	51	9,611
Celsius Holdings, Inc. (a)	46	4,113
E.L.F. Beauty, Inc. (a)	233	6,758
Freshpet Inc. (a)	129	18,406
Grocery Outlet Holding Corp. (a)	271	5,840
Lamb Weston Holdings Inc.	110	6,732
Lancaster Colony Corp. (a)	13	2,250
Performance Food Group, Inc. (a)	248	11,522
PriceSmart Inc. (a)	59	4,612
The Beauty Health Company - Class A (a) (b)	108	2,792
The Chefs' Warehouse, Inc. (a)	449	14,611
		92,129
Materials 0.9%
Avient Corporation	194	8,987
Ingevity Corporation (a)	109	7,801
Materion Corp.	77	5,272
Neo Performance Materials Inc.	252	3,503
Summit Materials, Inc. - Class A (a)	193	6,183
		31,746
Real Estate 0.7%
Innovative Industrial Properties, Inc.	29	6,659
National Storage Affiliates Trust	44	2,322
Newmark Group, Inc. - Class A (a)	361	5,159
Rexford Industrial Realty, Inc.	172	9,767
		23,907
Energy 0.4%
Cabot Oil & Gas Corp.	255	5,554
Clean Energy Fuels Corp. (a) (b)	397	3,237
Diamondback Energy, Inc.	44	4,134
		12,925
Total Common Stocks (cost $2,700,119)		3,350,046
WARRANTS 0.0%
Executive Network Partnering Corporation (a)	52	44
Total Warrants (cost $49)		44
SHORT TERM INVESTMENTS 4.9%
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund, 0.01% (d) (e)	93,938	93,938
Investment Companies 2.2%
JNL Government Money Market Fund, 0.01% (d) (e)	75,241	75,241
Total Short Term Investments (cost $169,179)		169,179
Total Investments 102.9% (cost $2,869,347)		3,519,269
Other Assets and Liabilities, Net (2.9)%		(100,633)
Total Net Assets 100.0%		3,418,636

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	3,289,364	60,682	—	3,350,046
Warrants	44	—	—	44
Short Term Investments	169,179	—	—	169,179
	3,458,587	60,682	—	3,519,269

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.1%
Industrials 25.8%
Acuity Brands, Inc.	32	5,635
Advanced Drainage Systems, Inc.	74	8,058
Air Lease Corporation - Class A	543	21,360
Air Transport Services Group, Inc. (a)	559	14,437
Alight, Inc. - Class A (a) (b)	582	6,677
AMERCO (a)	23	15,075
American Woodmark Corporation (a)	352	23,076
APi Group Corporation (a)	199	4,051
Argan, Inc.	104	4,552
Armstrong World Industries, Inc.	153	14,528
ASGN Incorporated (a)	52	5,844
Atkore International Group Inc. (a)	54	4,654
Beacon Roofing Supply, Inc. (a)	270	12,880
BrightView Holdings, Inc. (a)	417	6,161
BWXT Government Group, Inc.	209	11,241
Byrna Technologies Inc. (a)	149	3,266
Colfax Corp. (a)	373	17,151
Comfort Systems USA Inc.	105	7,471
Crane Co.	159	15,091
Curtiss-Wright Corp.	45	5,667
EMCOR Group, Inc.	231	26,681
Enerpac Tool Group Corp. - Class A	301	6,248
EnerSys	123	9,190
FTI Consulting Inc. (a)	63	8,485
FuelCell Energy, Inc. (a) (b)	149	995
Gates Industrial Corporation PLC (a)	358	5,821
GMS Inc. (a)	136	5,967
Gorman-Rupp Co.	89	3,184
GrafTech International Ltd.	553	5,710
Harsco Corporation (a)	206	3,488
Hexcel Corp. (a)	83	4,915
Hillman Solutions Corp. - Class A (a) (b)	415	4,951
Huntington Ingalls Industries Inc.	33	6,375
IAA Spinco Inc. (a)	303	16,551
Insperity, Inc.	188	20,832
JetBlue Airways Corporation (a)	239	3,655
Kennametal Inc.	23	782
Landstar System Inc. (a)	69	10,925
Maxar Technologies Inc.	517	14,656
Patrick Industries, Inc. (a)	36	2,972
PGT Innovations, Inc. (a)	651	12,429
Rush Enterprises Inc. - Class A (a)	206	9,323
Shyft Group, Inc. (a)	205	7,786
SP Plus Corporation (a)	275	8,427
Steelcase Inc. - Class A	561	7,110
TriMas Corp. (a)	34	1,094
TriNet Group Inc. (a)	184	17,420
UniFirst Corp.	122	25,889
Univar Solutions Inc. (a)	130	3,096
US Ecology Parent, Inc. (a)	199	6,455
Vectrus, Inc. (a)	100	5,034
Viad Corp (a)	50	2,252
Werner Enterprises Inc. (a)	109	4,843
Woodward Governor Co. (a)	101	11,440
		491,856
Financials 20.3%
1st Source Corporation (a)	81	3,829
American Equity Investment Life Holding Company	286	8,473
AXIS Capital Holdings Limited	119	5,484
Bank OZK (a)	52	2,248
BankUnited, Inc.	178	7,456
Banner Corporation (a)	22	1,199
Brookline Bancorp, Inc. (a)	226	3,442
Cannae Holdings, Inc. (a)	361	11,218
Cathay General Bancorp (a)	144	5,942
CNA Financial Corp.	93	3,892
CNO Financial Group, Inc.	93	2,196
Commerce Bancshares Inc. (a)	96	6,656
eHealth, Inc. (a)	13	523
Enstar Group Limited (a)	65	15,202
Essent Group Ltd.	312	13,712
Federated Investors, Inc. - Class B	42	1,355
Fidelity National Financial, Inc. - Class A	215	9,737
First American Financial Corporation	188	12,604
First Citizens BancShares, Inc. - Class A (a) (b)	16	13,616
First Hawaiian, Inc. (a)	479	14,061
FirstCash, Inc. (a)	174	15,253
FNB Corp.	139	1,616
Focus Financial Partners Inc. - Class A (a)	440	23,064
Genworth Financial, Inc. - Class A (a)	1,214	4,551
Glacier Bancorp, Inc. (a)	228	12,601
GoHealth, LLC - Class A (a)	294	1,480
Hanover Insurance Group Inc.	27	3,537
HomeStreet, Inc. (a)	164	6,738
International Bancshares Corporation (a)	159	6,629
LPL Financial Holdings Inc. (a)	69	10,819
National Western Life Group Inc. - Class A (a)	24	4,958
OFG Bancorp	73	1,840
RenaissanceRe Holdings Ltd	64	8,984
Sandy Spring Bancorp Inc. (a)	162	7,445
Selective Insurance Group Inc. (a)	108	8,138
The Bancorp, Inc. (a)	192	4,886
UMB Financial Corp. (a)	72	6,994
Umpqua Holdings Corp.	857	17,363
Valley National Bancorp (a)	237	3,151
Virtu Financial Inc. - Class A (a)	222	5,429
Virtus Partners, Inc. (a)	54	16,906
Washington Federal Inc. (a)	200	6,847
Webster Financial Corp.	27	1,472
White Mountains Insurance Group Ltd	24	26,200
Wintrust Financial Corporation	246	19,813
WSFS Financial Corp. (a)	315	16,178
		385,737
Consumer Discretionary 13.5%
Advance Auto Parts, Inc.	54	11,352
American Eagle Outfitters, Inc. (b)	411	10,597
America's Car Mart, Inc. (a)	108	12,574
Bloomin' Brands, Inc. (a)	302	7,551
Carter's Inc.	39	3,834
Dorman Products Inc. (a)	91	8,575
Dream Finders Homes, Inc. - Class A (a) (b)	322	5,578
Frontdoor, Inc. (a)	220	9,202
Gentex Corp. (a)	161	5,299
Gildan Activewear Inc. - Class A (a)	443	16,176
Grand Canyon Education, Inc. (a)	146	12,820
Group 1 Automotive Inc.	26	4,924
Hanesbrands Inc.	417	7,154
Helen of Troy Ltd (a)	86	19,343
LCI Industries	48	6,469
LKQ Corporation (a)	294	14,789
M/I Homes, Inc. (a)	123	7,083
Malibu Boats, Inc. - Class A (a)	129	9,013
Murphy USA Inc.	79	13,210
Ollie's Bargain Outlet Holdings Inc. (a)	144	8,684
Ruth's Hospitality Group Inc. (a)	141	2,925
Skechers U.S.A. Inc. - Class A (a)	144	6,077
Stoneridge, Inc. (a)	349	7,111
Thor Industries Inc.	87	10,623
Wingstop Inc. (a)	10	1,663
Winnebago Industries Inc.	284	20,559
Wyndham Hotels & Resorts, Inc.	178	13,777
		256,962
Information Technology 9.5%
ACI Worldwide, Inc. (a)	516	15,839
Alteryx, Inc. - Class A (a)	45	3,306
Avaya Holdings Corp. (a)	434	8,598
CACI International Inc. - Class A (a)	25	6,457
Cass Information Systems, Inc. (a)	110	4,607
CDK Global, Inc. (a)	128	5,435
CMC Materials Inc. (a)	131	16,094
DXC Technology Company (a)	155	5,202
Ebix Inc. (a)	123	3,300
ePlus Inc. (a)	277	28,440
EVO Payments, Inc. - Class A (a)	182	4,310

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
II-VI Incorporated (a)	34	1,997
Kulicke & Soffa Industries Inc. (a)	167	9,761
MAXIMUS Inc.	87	7,242
MKS Instruments, Inc. (a)	39	5,841
NCR Corporation (a)	285	11,045
Onto Innovation Inc. (a)	79	5,690
PAR Technology Corp. (a) (b)	100	6,138
Plexus Corp. (a)	140	12,555
Switch Inc - Class A	245	6,221
Verra Mobility Corporation - Class A (a)	898	13,532
		181,610
Health Care 9.2%
Acadia Healthcare Company, Inc. (a)	96	6,140
Addus HomeCare Corporation (a)	153	12,198
Ardelyx, Inc. (a)	959	1,266
Atea Pharmaceuticals, Inc. (a) (b)	167	5,855
Change Healthcare Inc. (a)	483	10,120
Editas Medicine, Inc. (a) (b)	70	2,893
Encompass Health Corporation	130	9,784
Haemonetics Corp. (a)	27	1,918
Healthcare Services Group Inc. (a)	323	8,068
ICU Medical, Inc. (a)	49	11,413
Integra LifeSciences Holdings Corp. (a)	177	12,093
Jounce Therapeutics Inc. (a)	379	2,818
Lantheus Holdings Inc. (a)	227	5,830
Mednax, Inc. (a)	53	1,493
Patterson Cos. Inc. (a)	116	3,498
Perrigo Company Public Limited Company	118	5,567
Premier Healthcare Solutions, Inc. - Class A	672	26,051
Sotera Health LLC (a)	405	10,591
Syneos Health, Inc. - Class A (a)	320	27,907
Turning Point Therapeutics, Inc. (a)	34	2,291
Varex Imaging Corporation (a)	264	7,439
		175,233
Real Estate 5.4%
Alexander & Baldwin, LLC	705	16,534
American Campus Communities, Inc.	98	4,738
Brandywine Realty Trust	171	2,298
CoreCivic, Inc. (a)	534	4,750
CubeSmart	95	4,606
Cushman & Wakefield PLC (a)	774	14,399
Getty Realty Corp.	125	3,662
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30	1,624
Highwoods Properties Inc.	22	953
Independence Realty Trust, Inc.	108	2,194
Marcus & Millichap Inc. (a)	363	14,737
Newmark Group, Inc. - Class A (a)	177	2,529
PotlatchDeltic Corp. (a)	100	5,148
PS Business Parks, Inc.	14	2,142
Rayonier Inc.	101	3,602
Ryman Hospitality Properties, Inc. (a)	159	13,312
STAG Industrial, Inc.	141	5,537
		102,765
Materials 4.2%
Alcoa Corporation (a)	102	5,006
Axalta Coating Systems Ltd. (a)	233	6,812
Chase Corporation	35	3,544
Commercial Metals Co.	58	1,767
Element Solutions, Inc.	574	12,447
H.B. Fuller Company	169	10,900
Hecla Mining Co.	726	3,991
Reliance Steel & Aluminum Co.	58	8,307
Schweitzer-Mauduit International Inc.	312	10,818
Summit Materials, Inc. - Class A (a)	243	7,766
Tronox Holdings PLC	233	5,733
Valvoline, Inc.	62	1,932
		79,023
Consumer Staples 3.7%
BJ's Wholesale Club Holdings, Inc. (a)	126	6,939
Central Garden & Pet Co. - Class A (a)	136	5,854
Grocery Outlet Holding Corp. (a)	610	13,164
Hostess Brands, Inc. - Class A (a)	569	9,881
Ingles Markets Inc. - Class A (a)	54	3,540
Ingredion Inc.	53	4,696
Inter Parfums Inc. (a)	184	13,760
Molson Coors Beverage Company - Class B	136	6,289
The Simply Good Foods Company (a)	158	5,465
		69,588
Energy 2.3%
Callon Petroleum Company (a) (b)	65	3,172
ChampionX Corporation (a)	51	1,132
Cimarex Energy Co.	107	9,298
CVR Energy, Inc. (a)	65	1,088
Delek US Holdings, Inc. (a)	7	121
DHT Holdings, Inc.	381	2,487
DMC Global Inc. (a)	265	9,781
HollyFrontier Corp. (a)	156	5,164
Matador Resources Co.	148	5,630
Range Resources Corporation (a)	160	3,619
World Fuel Services Corp.	91	3,060
		44,552
Utilities 1.9%
ALLETE, Inc.	14	861
Black Hills Corporation	60	3,739
Clearway Energy, Inc. - Class C	165	5,002
IDACORP Inc.	15	1,582
OGE Energy Corp.	124	4,072
Pinnacle West Capital Corp.	40	2,911
Portland General Electric Co.	97	4,561
Southwest Gas Corp.	101	6,757
Spire, Inc.	36	2,203
Vistra Energy Corp.	313	5,356
		37,044
Communication Services 1.3%
Hemisphere Media Group, Inc. - Class A (a)	522	6,364
Liberty Latin America Ltd. - Class A (a)	202	2,642
Liberty Latin America Ltd. - Class C (a)	353	4,629
Telephone & Data Systems Inc.	361	7,041
Vonage Holdings Corp. (a)	223	3,603
		24,279
Total Common Stocks (cost $1,639,681)		1,848,649
INVESTMENT COMPANIES 0.3%
FS KKR Capital Corp.	84	1,848
Oaktree Specialty Lending Corporation	504	3,557
Total Investment Companies (cost $5,168)		5,405
SHORT TERM INVESTMENTS 4.7%
Investment Companies 2.8%
JNL Government Money Market Fund, 0.01% (c) (d)	54,333	54,333
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	35,336	35,336
Total Short Term Investments (cost $89,669)		89,669
Total Investments 102.1% (cost $1,734,518)		1,943,723
Other Assets and Liabilities, Net (2.1)%		(39,889)
Total Net Assets 100.0%		1,903,834

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,848,649	—	—	1,848,649
Investment Companies	5,405	—	—	5,405
Short Term Investments	89,669	—	—	89,669
	1,943,723	—	—	1,943,723

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 97.4%
Information Technology 26.9%
Accenture Public Limited Company - Class A	4	1,348
Adobe Inc. (a)	3	1,829
Advanced Micro Devices, Inc. (a)	8	829
Akamai Technologies, Inc. (a)	1	110
Amphenol Corporation - Class A	4	289
Analog Devices, Inc. (a)	4	599
ANSYS, Inc. (a)	1	195
Apple Inc. (a)	105	14,792
Applied Materials, Inc. (a)	6	782
Arista Networks, Inc. (a)	—	125
Autodesk, Inc. (a)	1	418
Automatic Data Processing, Inc. (a)	3	563
Broadcom Inc. (a)	3	1,321
Broadridge Financial Solutions, Inc.	1	132
Cadence Design Systems Inc. (a)	2	281
CDW Corp. (a)	1	164
Ceridian HCM Holding Inc. (a)	1	102
Cisco Systems, Inc. (a)	28	1,524
Citrix Systems Inc. (a)	1	92
Cognizant Technology Solutions Corp. - Class A (a)	3	257
Corning Incorporated	5	184
DXC Technology Company (a)	2	53
Enphase Energy, Inc. (a)	1	137
F5 Networks, Inc. (a)	—	83
Fidelity National Information Services, Inc.	4	500
Fiserv, Inc. (a)	4	434
FleetCor Technologies Inc. (a)	1	143
Fortinet, Inc. (a)	1	265
Gartner Inc. (a)	1	166
Global Payments Inc.	2	304
Hewlett Packard Enterprise Company	9	124
HP Inc.	8	221
Intel Corporation (a)	27	1,436
International Business Machines Corporation	6	828
Intuit Inc. (a)	2	979
IPG Photonics Corporation (a)	—	38
Jack Henry & Associates Inc. (a)	—	79
Juniper Networks, Inc.	2	62
Keysight Technologies, Inc. (a)	1	204
KLA-Tencor Corp. (a)	1	341
Lam Research Corp. (a)	1	540
Leidos Holdings Inc.	1	88
MasterCard Incorporated - Class A	6	2,020
Microchip Technology Incorporated (a)	2	279
Micron Technology, Inc. (a)	8	535
Microsoft Corporation (a)	50	14,104
Monolithic Power Systems Inc. (a)	—	138
Motorola Solutions Inc.	1	258
NetApp, Inc. (a)	2	137
NortonLifelock Inc. (a)	4	101
NVIDIA Corporation (a)	17	3,439
NXP Semiconductors N.V.	2	347
Oracle Corporation	11	954
Paychex Inc. (a)	2	237
Paycom Software, Inc. (a)	—	161
Paypal Holdings, Inc. (a)	8	2,038
PTC Inc. (a)	1	83
Qorvo, Inc. (a)	1	127
Qualcomm Incorporated (a)	7	967
Salesforce.Com, Inc. (a)	6	1,750
Seagate Technology Holdings Public Limited Company (a)	1	112
ServiceNow, Inc. (a)	1	820
Skyworks Solutions, Inc. (a)	1	181
Synopsys Inc. (a)	1	302
TE Connectivity Ltd. (b)	2	301
Teradyne Inc. (a)	1	120
Texas Instruments Incorporated (a)	6	1,179
The Western Union Company	3	57
Trimble Inc. (a)	2	140
Tyler Technologies Inc. (a)	—	128
VeriSign, Inc. (a)	1	134
Visa Inc. - Class A	11	2,506
Western Digital Corporation (a)	2	114
Xilinx, Inc. (a)	2	251
Zebra Technologies Corp. - Class A (a)	—	187
		67,168
Health Care 12.9%
Abbott Laboratories	12	1,391
AbbVie Inc.	12	1,266
ABIOMED, Inc. (a)	—	98
Agilent Technologies, Inc.	2	316
Align Technology, Inc. (a)	—	323
AmerisourceBergen Corporation	1	122
Amgen Inc. (a)	4	803
Anthem, Inc.	2	605
Baxter International Inc.	3	270
Becton, Dickinson and Company	2	470
Biogen Inc. (a)	1	279
Bio-Rad Laboratories, Inc. - Class A (a)	—	106
Bio-Techne Corporation (a)	—	126
Boston Scientific Corporation (a)	10	415
Bristol-Myers Squibb Company	15	874
Cardinal Health, Inc.	2	95
Catalent Inc. (a)	1	149
Centene Corporation (a)	4	244
Cerner Corp. (a)	2	140
Charles River Laboratories International Inc. (a)	—	135
Cigna Holding Company	2	457
Cooper Cos. Inc.	—	136
CVS Health Corporation	9	749
Danaher Corporation	4	1,285
DaVita Inc. (a)	—	56
Dentsply Sirona Inc.	1	87
DexCom Inc. (a)	1	349
Edwards Lifesciences Corporation (a)	4	470
Eli Lilly & Co.	5	1,219
Gilead Sciences, Inc. (a)	8	583
HCA Healthcare, Inc.	2	399
Henry Schein Inc. (a)	1	70
Hologic Inc. (a)	2	126
Humana Inc.	1	336
IDEXX Laboratories, Inc. (a)	1	350
Illumina, Inc. (a)	1	396
Incyte Corporation (a)	1	85
Intuitive Surgical, Inc. (a)	1	785
IQVIA Inc. (a)	1	309
Johnson & Johnson	18	2,833
Laboratory Corporation of America Holdings (a)	1	184
McKesson Corporation	1	202
Medtronic Public Limited Company	9	1,119
Merck & Co., Inc.	17	1,263
Mettler-Toledo International Inc. (a)	—	213
Moderna, Inc. (a)	2	898
Organon & Co.	2	57
PerkinElmer Inc.	1	132
Pfizer Inc.	37	1,602
Quest Diagnostics Incorporated	1	116
Regeneron Pharmaceuticals, Inc. (a)	1	423
ResMed Inc.	1	257
Steris Limited	1	138
Stryker Corporation	2	589
Teleflex Incorporated	—	117
Thermo Fisher Scientific Inc.	3	1,493
UnitedHealth Group Incorporated	6	2,455
Universal Health Services Inc. - Class B	—	69
Vertex Pharmaceuticals Incorporated (a)	2	311
Viatris, Inc.	8	109
Waters Corp. (a)	—	148
West Pharmaceutical Services Inc.	—	211
Zimmer Biomet Holdings, Inc.	1	201
Zoetis Inc. - Class A	3	612
		32,226
Communication Services 11.3%
Activision Blizzard, Inc. (a)	5	404

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Alphabet Inc. - Class A (a)	2	5,360
Alphabet Inc. - Class C (a)	2	5,000
AT&T Inc. (a)	47	1,281
Booking Holdings Inc. (a)	—	648
Charter Communications, Inc. - Class A (a)	1	614
Comcast Corporation - Class A (a)	30	1,701
Discovery, Inc. - Series A (a) (c)	1	29
Discovery, Inc. - Series C (a)	2	47
Dish Network Corporation - Class A (a)	2	68
Electronic Arts Inc.	2	267
Expedia Group, Inc. (a)	1	155
Facebook, Inc. - Class A (a)	16	5,388
Fox Corporation - Class A (a)	2	86
Fox Corporation - Class B (a)	1	39
Interpublic Group of Cos. Inc.	3	97
Live Nation Entertainment, Inc. (a)	1	79
Lumen Technologies Inc.	6	80
Match Group Holdings II, LLC (a)	2	288
Netflix, Inc. (a)	3	1,794
News Corporation - Class A (a)	3	61
News Corporation - Class B (a)	1	19
Omnicom Group Inc.	1	104
Take-Two Interactive Software Inc. (a)	1	119
T-Mobile USA, Inc. (a)	4	499
Twitter, Inc. (a)	5	318
Verizon Communications Inc.	27	1,485
ViacomCBS Inc. - Class B (a)	4	160
Walt Disney Co.	12	2,050
		28,240
Consumer Discretionary 11.3%
Advance Auto Parts, Inc.	—	91
Amazon.com, Inc. (a)	3	9,527
Aptiv PLC (a)	2	267
AutoZone, Inc. (a)	—	246
Bath & Body Works Direct, Inc.	2	109
Best Buy Co., Inc.	1	159
BorgWarner Inc.	2	70
Caesars Entertainment, Inc. (a)	1	156
CarMax Inc. (a)	1	141
Carnival Plc (a)	5	136
Chipotle Mexican Grill Inc. (a)	—	340
D.R. Horton, Inc.	2	184
Darden Restaurants Inc.	1	132
Dollar Tree Inc. (a)	2	146
Domino's Pizza, Inc.	—	115
eBay Inc. (a)	4	300
ETSY, Inc. (a)	1	172
Ford Motor Company (a)	26	371
Gap Inc.	2	36
Garmin Ltd. (a)	1	161
General Motors Company (a)	10	513
Genuine Parts Co.	1	113
Hanesbrands Inc.	2	38
Hasbro, Inc. (a)	1	80
Hilton Worldwide Holdings Inc. (a)	2	242
Las Vegas Sands Corp. (a)	2	87
Leggett & Platt Inc.	1	39
Lennar Corporation - Class A	2	174
LKQ Corporation (a)	2	89
Lowe`s Companies, Inc.	5	953
Marriott International, Inc. - Class A (a)	2	271
McDonald's Corporation	5	1,196
MGM Resorts International	3	115
Mohawk Industries Inc. (a)	—	68
Newell Brands Inc.	2	55
NIKE, Inc. - Class B	8	1,233
Norwegian Cruise Line Holdings Ltd. (a)	3	68
NVR, Inc. (a)	—	105
O'Reilly Automotive, Inc. (a)	—	284
Penn National Gaming Inc. (a)	1	79
Pool Corporation (a)	—	119
Pulte Homes Inc.	2	77
PVH Corp. (a)	—	46
Ralph Lauren Corp. - Class A	—	35
Ross Stores Inc. (a)	2	257
Royal Caribbean Cruises Ltd.	2	136
Starbucks Corporation (a)	8	864
Tapestry Inc.	2	68
Tesla Inc. (a)	5	4,191
The Home Depot, Inc.	7	2,326
TJX Cos. Inc.	8	530
Tractor Supply Co. (a)	1	158
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	132
Under Armour Inc. - Class A (a)	1	23
Under Armour Inc. - Class C (a)	2	27
VF Corp.	2	146
Whirlpool Corporation	—	86
Wynn Resorts Ltd. (a)	1	56
Yum! Brands, Inc.	2	239
		28,177
Financials 11.1%
AFLAC Incorporated	4	218
American Express Company (a)	4	717
American International Group, Inc.	6	312
Ameriprise Financial, Inc.	1	198
AON Public Limited Company - Class A	1	433
Arthur J Gallagher & Co.	1	204
Assurant, Inc.	—	63
Bank of America Corporation	49	2,096
Berkshire Hathaway Inc. - Class B (a)	12	3,371
BlackRock, Inc.	1	797
Brown & Brown Inc.	2	87
Capital One Financial Corporation	3	481
Cboe Global Markets, Inc.	1	88
Chubb Limited	3	506
Cincinnati Financial Corporation	1	114
Citigroup Inc.	13	945
Citizens Financial Group Inc.	3	137
CME Group Inc. - Class A (a)	2	462
Comerica Inc.	1	70
Discover Financial Services	2	248
Everest Re Group, Ltd.	—	66
Fifth Third Bancorp (a)	5	195
First Republic Bank	1	223
Franklin Resources Inc.	2	55
Globe Life Inc.	1	56
Huntington Bancshares Incorporated (a)	10	155
Intercontinental Exchange, Inc.	4	434
Invesco Ltd.	2	57
JPMorgan Chase & Co.	20	3,259
KeyCorp	6	138
Lincoln National Corporation	1	81
Loews Corp.	1	72
M&T Bank Corporation	1	132
MarketAxess Holdings Inc. (a)	—	106
Marsh & McLennan Companies, Inc.	3	510
MetLife, Inc.	5	303
Moody's Corp.	1	386
Morgan Stanley	10	944
MSCI Inc. - Class A	1	332
NASDAQ Inc. (a)	1	154
Northern Trust Corp.	1	147
People's United Financial Inc. (a)	3	47
Principal Financial Group, Inc. (a)	2	109
Progressive Corp.	4	353
Prudential Financial Inc.	3	274
Raymond James Financial Inc.	1	111
Regions Financial Corporation	6	132
S&P Global Inc.	2	681
State Street Corporation	2	210
SVB Financial Group (a)	—	252
Synchrony Financial	4	189
T. Rowe Price Group, Inc. (a)	2	299
The Allstate Corporation	2	250
The Bank of New York Mellon Corporation (d)	5	270
The Charles Schwab Corporation	10	727
The Goldman Sachs Group, Inc.	2	847
The Hartford Financial Services Group, Inc.	2	159

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
The PNC Financial Services Group, Inc.	3	553
The Travelers Companies, Inc.	2	251
Truist Financial Corporation	9	525
U.S. Bancorp	9	537
W. R. Berkley Corporation	1	65
Wells Fargo & Company	27	1,266
Willis Towers Watson Public Limited Company	1	202
Zions Bancorp	1	69
		27,730
Industrials 7.9%
3M Company	4	675
Alaska Air Group, Inc.	1	52
Allegion Public Limited Company	1	79
American Airlines Group Inc. (a)	4	87
AMETEK, Inc.	1	188
AO Smith Corp.	1	51
C.H. Robinson Worldwide, Inc. (a)	1	73
Carrier Global Corporation	6	301
Caterpillar Inc.	4	699
Cintas Corp. (a)	1	225
Copart Inc. (a)	1	200
CSX Corp. (a)	15	450
Cummins Inc.	1	215
Deere & Company	2	633
Delta Air Lines, Inc. (a)	4	182
Dover Corporation	1	148
Eaton Corporation Public Limited Company	3	400
Emerson Electric Co.	4	379
Equifax Inc.	1	205
Expeditors International of Washington Inc. (a)	1	131
Fastenal Co. (a)	4	195
FedEx Corporation	2	360
Fortive Corporation	2	165
Fortune Brands Home & Security, Inc.	1	78
Generac Holdings Inc. (a)	—	174
General Dynamics Corporation	2	304
General Electric Company	7	752
Honeywell International Inc. (a)	5	974
Howmet Aerospace Inc.	2	77
Huntington Ingalls Industries Inc.	—	53
IDEX Corporation	—	102
IHS Markit Ltd.	3	311
Illinois Tool Works Inc.	2	394
Ingersoll Rand Inc. (a)	3	136
Jacobs Engineering Group Inc.	1	115
JB Hunt Transport Services Inc. (a)	1	90
Johnson Controls International Public Limited Company	5	324
Kansas City Southern	1	162
L3Harris Technologies, Inc.	1	296
Lockheed Martin Corporation	2	570
Masco Corporation	2	92
Nielsen Holdings plc	2	47
Norfolk Southern Corporation	2	395
Northrop Grumman Systems Corp.	1	365
Old Dominion Freight Line Inc. (a)	1	176
Otis Worldwide Corporation	3	236
PACCAR Inc.	2	185
Parker-Hannifin Corporation	1	239
Pentair Public Limited Company	1	81
Quanta Services, Inc.	1	106
Raytheon BBN Technologies Corp.	10	861
Republic Services Inc.	1	166
Robert Half International Inc.	1	71
Rockwell Automation Inc.	1	224
Rollins Inc.	2	54
Roper Technologies, Inc.	1	315
Snap-On Inc.	—	75
Southwest Airlines Co. (a)	4	202
Stanley Black & Decker, Inc.	1	192
Teledyne Technologies Inc. (a)	—	134
Textron Inc.	1	104
The Boeing Company (a)	4	805
Trane Technologies Public Limited Company	2	275
TransDigm Group Inc. (a)	—	214
Union Pacific Corporation	4	849
United Airlines Holdings, Inc. (a)	2	99
United Parcel Service Inc. - Class B	5	881
United Rentals Inc. (a)	—	169
Verisk Analytics, Inc. (a)	1	217
W. W. Grainger, Inc.	—	114
Wabtec Corp.	1	111
Waste Management, Inc.	3	383
Xylem Inc.	1	147
		19,589
Consumer Staples 6.0%
Altria Group, Inc.	12	558
Archer-Daniels-Midland Company	4	220
Brown-Forman Corp. - Class B	1	84
Campbell Soup Company	1	54
Church & Dwight Co. Inc.	2	134
Colgate-Palmolive Co.	6	424
ConAgra Brands Inc.	3	107
Constellation Brands, Inc. - Class A	1	238
Costco Wholesale Corporation (a)	3	1,319
Dollar General Corporation	2	331
Estee Lauder Cos. Inc. - Class A	2	463
General Mills, Inc.	4	244
Hershey Co.	1	160
Hormel Foods Corp.	2	73
JM Smucker Co.	1	87
Kellogg Co.	2	110
Kimberly-Clark Corporation	2	295
Kraft Heinz Foods Company (a)	4	161
Lamb Weston Holdings Inc.	1	57
McCormick & Co. Inc.	2	133
Molson Coors Beverage Company - Class B	1	61
Mondelez International, Inc. - Class A (a)	9	541
Monster Beverage 1990 Corporation (a)	2	224
PepsiCo, Inc. (a)	9	1,381
Philip Morris International Inc.	10	981
Procter & Gamble Co. (a)	16	2,262
Sysco Corp.	3	266
Target Corporation	3	752
The Clorox Company	1	136
The Coca-Cola Company	26	1,354
The Kroger Co.	4	180
Tyson Foods Inc. - Class A	2	152
Walgreens Boots Alliance, Inc. (a)	5	222
Walmart Inc.	9	1,323
		15,087
Energy 2.7%
Apa Corp. (a)	2	51
Baker Hughes, a GE Company, LLC - Class A	5	133
Cabot Oil & Gas Corp.	3	61
Chevron Corporation	13	1,303
ConocoPhillips	9	608
Devon Energy Corporation	4	150
Diamondback Energy, Inc.	1	108
EOG Resources, Inc.	4	311
Exxon Mobil Corporation	28	1,654
Halliburton Company	6	132
Hess Corporation	2	146
Kinder Morgan, Inc.	13	214
Marathon Oil Corporation	5	71
Marathon Petroleum Corporation	4	265
Occidental Petroleum Corporation	6	178
ONEOK, Inc.	3	170
Phillips 66	3	201
Pioneer Natural Resources Co.	2	255
Schlumberger Ltd.	9	275
The Williams Companies, Inc.	8	207
Valero Energy Corporation	3	190
		6,683
Real Estate 2.5%
Alexandria Real Estate Equities, Inc.	1	180
American Tower Corporation	3	803
AvalonBay Communities, Inc.	1	205
Boston Properties Inc.	1	103

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
CBRE Group, Inc. - Class A (a)	2	217
Crown Castle International Corp.	3	498
Digital Realty Trust Inc.	2	269
Duke Realty Corp.	3	123
Equinix, Inc.	1	473
Equity Residential	2	186
Essex Property Trust Inc.	—	137
Extra Space Storage Inc.	1	148
Federal Realty Investment Trust	—	57
Healthpeak Properties, Inc.	4	119
Host Hotels & Resorts, Inc. (a)	5	78
Iron Mountain Incorporated (c)	2	82
Kimco Realty Corporation	4	84
Mid-America Apartment Communities, Inc.	1	145
ProLogis Inc.	5	617
Public Storage	1	305
Realty Income Corporation	3	164
Regency Centers Corp. (a)	1	70
SBA Communications Corporation (a)	1	245
Simon Property Group, Inc.	2	286
UDR, Inc.	2	97
Ventas, Inc.	3	145
Vornado Realty Trust	1	41
Welltower Inc.	3	234
Weyerhaeuser Company	5	180
		6,291
Materials 2.4%
Air Products and Chemicals, Inc.	1	374
Albemarle Corporation	1	174
Amcor Plc	11	122
Avery Dennison Corporation	1	115
Ball Corporation	2	194
Celanese Corp. - Class A	1	113
CF Industries Holdings Inc.	1	81
Corteva, Inc.	5	209
Dow Inc.	5	289
DuPont de Nemours, Inc.	4	240
Eastman Chemical Co.	1	92
Ecolab Inc.	2	343
FMC Corporation	1	82
Freeport-McMoRan Inc. (a)	10	320
International Flavors & Fragrances Inc.	2	218
International Paper Company	3	143
Linde Public Limited Company	3	1,007
LyondellBasell Industries N.V. - Class A	2	165
Martin Marietta Materials Inc.	—	140
MOS Holdings Inc.	2	81
Newmont Corporation	5	285
Nucor Corporation	2	191
Packaging Corporation of America	1	88
PPG Industries, Inc.	2	222
Sealed Air Corporation	1	53
Sherwin-Williams Co.	2	451
Vulcan Materials Co.	1	147
Westrock Company, Inc.	2	86
		6,025
Utilities 2.4%
Alliant Energy Corporation (a)	2	94
Ameren Corporation	2	136
American Electric Power Company, Inc. (a)	3	268
American Water Works Company, Inc.	1	204
Atmos Energy Corporation	1	75
CenterPoint Energy, Inc.	4	95
CMS Energy Corp.	2	112
Consolidated Edison, Inc.	2	171
Dominion Energy, Inc.	5	397
DTE Energy Company	1	141
Duke Energy Corporation	5	500
Edison International	2	139
Entergy Corporation	1	131
Evergy, Inc.	2	96
Eversource Energy	2	184
Exelon Corporation (a)	6	312
FirstEnergy Corp.	4	128
NextEra Energy, Inc.	13	1,024
NiSource Inc.	3	63
NRG Energy, Inc.	2	66
Pinnacle West Capital Corp.	1	58
PPL Corporation	5	141
Public Service Enterprise Group Inc.	3	202
Sempra Energy	2	268
The AES Corporation	4	100
The Southern Company	7	440
WEC Energy Group Inc.	2	183
Xcel Energy Inc. (a)	4	227
		5,955
Total Common Stocks (cost $185,489)		243,171
INVESTMENT COMPANIES 0.4%
iShares Core S&P 500 ETF	2	893
Total Investment Companies (cost $916)		893
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund, 0.01% (d) (e)	4,452	4,452
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.01% (d) (e)	102	102
Total Short Term Investments (cost $4,554)		4,554
Total Investments 99.6% (cost $190,959)		248,618
Other Derivative Instruments (0.0)%		(57)
Other Assets and Liabilities, Net 0.4%		1,159
Total Net Assets 100.0%		249,720

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	194	32	—	5	—	44	270	0.1

JNL S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	01/05/18	217	301	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	22	December 2021	4,887	(57)	(159)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	243,171	—	—	243,171
Investment Companies	893	—	—	893
Short Term Investments	4,554	—	—	4,554
	248,618	—	—	248,618
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(159)	—	—	(159)
	(159)	—	—	(159)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 97.3%
Health Care 23.7%
Abbott Laboratories	44	5,151
AbbVie Inc.	28	3,039
Agilent Technologies, Inc.	9	1,371
Align Technology, Inc. (a)	1	415
Amgen Inc. (a)	23	4,948
Anthem, Inc.	8	3,113
Bio-Rad Laboratories, Inc. - Class A (a)	1	373
Bio-Techne Corporation (a)	2	1,115
Cerner Corp. (a)	4	313
Charles River Laboratories International Inc. (a)	4	1,527
Chemed Corporation	6	2,688
Danaher Corporation	18	5,537
Eli Lilly & Co.	9	2,131
Gilead Sciences, Inc. (a)	3	192
Humana Inc.	3	1,284
IDEXX Laboratories, Inc. (a)	5	3,204
Illumina, Inc. (a)	4	1,507
Intuitive Surgical, Inc. (a)	5	4,664
IQVIA Inc. (a)	9	2,252
Johnson & Johnson	33	5,397
Medtronic Public Limited Company	26	3,238
Merck & Co., Inc.	68	5,096
Mettler-Toledo International Inc. (a)	1	1,870
Moderna, Inc. (a)	8	2,952
Pfizer Inc.	27	1,171
Qiagen N.V. (a)	13	667
Quest Diagnostics Incorporated	2	347
Regeneron Pharmaceuticals, Inc. (a)	2	1,425
ResMed Inc.	2	584
Seagen Inc. (a)	18	2,997
Stryker Corporation	7	1,963
Thermo Fisher Scientific Inc.	11	6,169
United Therapeutics Corporation (a)	5	987
UnitedHealth Group Incorporated	14	5,302
Veeva Systems Inc. - Class A (a)	1	379
Vertex Pharmaceuticals Incorporated (a)	8	1,463
Waters Corp. (a)	1	228
West Pharmaceutical Services Inc.	3	1,133
Zoetis Inc. - Class A	17	3,353
		91,545
Consumer Staples 21.4%
Altria Group, Inc.	9	429
Archer-Daniels-Midland Company	14	839
Campbell Soup Company	5	223
Church & Dwight Co. Inc.	15	1,211
Colgate-Palmolive Co.	72	5,437
Costco Wholesale Corporation (a)	13	5,948
Dollar General Corporation	3	708
Estee Lauder Cos. Inc. - Class A	18	5,266
Flowers Foods Inc.	24	576
General Mills, Inc.	16	969
Grocery Outlet Holding Corp. (a)	8	166
Hershey Co.	33	5,579
Hormel Foods Corp.	122	4,996
JM Smucker Co.	3	356
Kellogg Co.	7	449
Kimberly-Clark Corporation	5	666
McCormick & Co. Inc.	7	551
Mondelez International, Inc. - Class A (a)	89	5,180
Monster Beverage 1990 Corporation (a)	47	4,152
PepsiCo, Inc. (a)	37	5,510
Philip Morris International Inc.	58	5,472
Procter & Gamble Co. (a)	41	5,757
Target Corporation	22	5,111
The Clorox Company	17	2,789
The Coca-Cola Company	87	4,542
The Kroger Co.	96	3,878
Tyson Foods Inc. - Class A	3	207
Walmart Inc.	40	5,513
		82,480
Information Technology 15.0%
Accenture Public Limited Company - Class A	18	5,822
Adobe Inc. (a)	9	5,333
Apple Inc. (a)	39	5,464
Atlassian Corporation PLC - Class A (a)	1	330
Automatic Data Processing, Inc. (a)	5	976
Broadcom Inc. (a)	3	1,303
Cadence Design Systems Inc. (a)	7	1,106
Cisco Systems, Inc. (a)	37	1,989
Cloudflare, Inc. - Class A (a)	3	284
Cognex Corp. (a)	2	144
CrowdStrike Holdings, Inc. - Class A (a)	2	380
EPAM Systems, Inc. (a)	1	399
Intel Corporation (a)	13	673
Intuit Inc. (a)	11	5,914
MasterCard Incorporated - Class A	14	5,041
Microsoft Corporation (a)	20	5,707
Oracle Corporation	16	1,377
Paypal Holdings, Inc. (a)	6	1,528
Salesforce.Com, Inc. (a)	4	989
ServiceNow, Inc. (a)	1	808
Synopsys Inc. (a)	3	813
Texas Instruments Incorporated (a)	23	4,388
Tyler Technologies Inc. (a)	—	121
Visa Inc. - Class A	23	5,115
Zebra Technologies Corp. - Class A (a)	1	361
Zoom Video Communications, Inc. - Class A (a)	6	1,581
		57,946
Industrials 9.8%
3M Company	8	1,400
AMETEK, Inc.	1	168
C.H. Robinson Worldwide, Inc. (a)	4	369
Caterpillar Inc.	1	159
Cintas Corp. (a)	2	723
Copart Inc. (a)	13	1,791
Cummins Inc.	1	202
Deere & Company	4	1,474
Eaton Corporation Public Limited Company	1	119
Emerson Electric Co.	4	422
Expeditors International of Washington Inc. (a)	38	4,553
FedEx Corporation	3	616
Honeywell International Inc. (a)	4	769
Illinois Tool Works Inc.	6	1,136
JB Hunt Transport Services Inc. (a)	9	1,496
Landstar System Inc. (a)	4	706
Old Dominion Freight Line Inc. (a)	21	6,057
Otis Worldwide Corporation	3	211
Republic Services Inc.	41	4,864
Union Pacific Corporation	12	2,282
United Parcel Service Inc. - Class B	14	2,624
Waste Management, Inc.	39	5,815
		37,956
Communication Services 7.2%
Activision Blizzard, Inc. (a)	15	1,198
Alphabet Inc. - Class A (a)	2	5,740
Charter Communications, Inc. - Class A (a)	4	3,090
Electronic Arts Inc.	1	194
Facebook, Inc. - Class A (a)	16	5,524
Netflix, Inc. (a)	2	1,080
New York Times Co. - Class A	8	401
T-Mobile USA, Inc. (a)	38	4,888
Verizon Communications Inc.	106	5,708
		27,823
Financials 6.2%
AON Public Limited Company - Class A	4	1,158
BlackRock, Inc.	6	5,370
Chubb Limited	3	450
CME Group Inc. - Class A (a)	7	1,382
Erie Indemnity Company - Class A (a)	5	854
First Republic Bank	2	476
Intercontinental Exchange, Inc.	2	177
JPMorgan Chase & Co.	28	4,633
MarketAxess Holdings Inc. (a)	1	547

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Marsh & McLennan Companies, Inc.	1	188
Progressive Corp.	16	1,475
S&P Global Inc.	1	498
SVB Financial Group (a)	2	1,284
T. Rowe Price Group, Inc. (a)	18	3,521
The Allstate Corporation	3	381
The PNC Financial Services Group, Inc.	1	198
The Travelers Companies, Inc.	8	1,289
		23,881
Utilities 5.4%
Ameren Corporation	2	194
American Electric Power Company, Inc. (a)	3	217
American Water Works Company, Inc.	13	2,264
Consolidated Edison, Inc.	6	413
Dominion Energy, Inc.	19	1,365
DTE Energy Company	1	151
Duke Energy Corporation	31	3,054
Eversource Energy	20	1,645
Exelon Corporation (a)	4	196
NextEra Energy, Inc.	71	5,570
Public Service Enterprise Group Inc.	23	1,406
The Southern Company	25	1,574
WEC Energy Group Inc.	19	1,658
Xcel Energy Inc. (a)	17	1,066
		20,773
Consumer Discretionary 4.4%
Amazon.com, Inc. (a)	2	5,230
AutoZone, Inc. (a)	—	752
Best Buy Co., Inc.	2	179
Domino's Pizza, Inc.	1	428
Garmin Ltd. (a)	19	2,923
Lululemon Athletica Inc. (a)	—	181
NIKE, Inc. - Class B	3	455
O'Reilly Automotive, Inc. (a)	—	186
Peloton Interactive, Inc. - Class A (a)	5	428
Tesla Inc. (a)	1	475
The Home Depot, Inc.	18	5,795
		17,032
Materials 3.7%
Air Products and Chemicals, Inc.	7	1,724
Corteva, Inc.	12	519
Ecolab Inc.	26	5,383
Newmont Corporation	34	1,840
Packaging Corporation of America	1	143
PPG Industries, Inc.	1	110
Royal Gold Inc. (a)	3	300
Sherwin-Williams Co.	15	4,259
		14,278
Real Estate 0.5%
Life Storage Inc.	1	113
Public Storage	6	1,819
		1,932
Total Common Stocks (cost $360,453)		375,646
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund, 0.01% (b) (c)	9,998	9,998
Total Short Term Investments (cost $9,998)		9,998
Total Investments 99.9% (cost $370,451)		385,644
Other Derivative Instruments (0.0)%		(96)
Other Assets and Liabilities, Net 0.1%		531
Total Net Assets 100.0%		386,079

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	37	December 2021	8,255	(96)	(304)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	375,646	—	—	375,646
Short Term Investments	9,998	—	—	9,998
	385,644	—	—	385,644
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(304)	—	—	(304)
	(304)	—	—	(304)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 97.9%
China 18.4%
Alibaba Group Holding Limited (a) (b)	2,233	41,246
Baidu, Inc. - Class A - ADR (a)	63	9,692
Full Truck Alliance Co Ltd - Class A - ADR (a)	353	5,407
Meituan Dianping - Class B (a) (b)	1,594	50,801
NIO, Inc. - Class A - ADR (a)	976	34,768
Pinduoduo Inc. - ADR (a)	73	6,637
Ping An Insurance (Group) Co of China Ltd - Class H	1,765	12,028
TAL Education Group - Class A - ADR (a)	482	2,333
Tencent Holdings Limited	1,054	63,468
Wuxi Biologics Cayman Inc (a) (b)	1,035	16,938
		243,318
Netherlands 14.0%
Adyen B.V. (a) (b)	26	73,457
argenx SE (a)	65	19,476
ASML Holding	122	91,334
		184,267
United States of America 12.9%
Amazon.com, Inc. (a)	1	2,286
Illumina, Inc. (a)	65	26,524
Moderna, Inc. (a)	155	59,509
Spotify Technology S.A. (a)	217	48,807
Tesla Inc. (a)	42	32,477
		169,603
Japan 8.0%
M3, Inc.	728	51,939
Nidec Corp.	363	40,107
SBI Holdings Inc.	134	3,281
SMC Corp.	16	9,824
		105,151
Germany 7.7%
Delivery Hero SE (a) (b)	232	29,566
Hellofresh SE (a)	323	29,910
home24 SE (a)	73	1,188
Jumia Technologies AG - ADR (a)	256	4,761
MorphoSys AG (a)	23	1,088
Zalando SE (a) (b)	385	35,225
		101,738
France 6.6%
Kering SA	75	53,351
L'Oreal SA	82	33,977
		87,328
Argentina 6.2%
MercadoLibre S.R.L (a)	48	81,115
Denmark 5.5%
Ambu A/S - Class B	433	12,798
Genmab A/S (a)	80	35,058
Novozymes A/S - Class B	73	5,021
Vestas Wind Systems A/S	502	20,137
		73,014
Italy 4.0%
Exor Nederland N.V.	261	21,890
Ferrari N.V.	145	30,348
		52,238
Taiwan 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,075	42,827
Sweden 3.2%
Atlas Copco Aktiebolag - Class A	412	24,904
Kinnevik AB - Class B (a)	320	11,271
Oatly Group AB (Publ) - ADR (a) (c)	407	6,153
		42,328
Belgium 1.9%
Umicore	431	25,464
United Kingdom 1.9%
Fiat Chrysler Automobiles N.V. (a)	441	8,446
Ocado Group PLC (a)	758	16,917
		25,363
Hong Kong 1.8%
AIA Group Limited	1,336	15,436
Hong Kong Exchanges & Clearing Ltd.	133	8,194
		23,630
Australia 1.3%
Afterpay Limited (a)	203	17,545
Switzerland 0.8%
Temenos Group AG - Class N	73	9,863
Israel 0.5%
Wix.Com Ltd. (a)	37	7,153
Total Common Stocks (cost $1,379,999)		1,291,945
PREFERRED STOCKS 1.4%
Germany 1.4%
Sartorius AG	28	18,147
Total Preferred Stocks (cost $16,067)		18,147
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (d) (e)	8,657	8,657
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.01% (d) (e)	110	110
Total Short Term Investments (cost $8,767)		8,767
Total Investments 100.0% (cost $1,404,833)		1,318,859
Other Assets and Liabilities, Net 0.0%		113
Total Net Assets 100.0%		1,318,972

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/13/21	63,064	73,457	5.6
Alibaba Group Holding Limited	04/13/21	67,446	41,246	3.1
Delivery Hero SE	04/13/21	34,751	29,566	2.2
Meituan Dianping - Class B	04/13/21	55,608	50,801	3.8
Wuxi Biologics Cayman Inc	06/10/21	17,121	16,938	1.3
Zalando SE	04/13/21	40,670	35,225	2.7
		278,660	247,233	18.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks	327,622	964,323	—	1,291,945
Preferred Stocks	18,147	—	—	18,147
Short Term Investments	8,767	—	—	8,767
	354,536	964,323	—	1,318,859

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford U.S. Equity Growth Fund
COMMON STOCKS 98.7%
Consumer Discretionary 25.8%
Amazon.com, Inc. (a)	2	6,869
Carvana Co. - Class A (a)	10	2,982
Chegg, Inc. (a)	41	2,764
Chewy, Inc. - Class A (a) (b)	34	2,304
Coursera, Inc. (a) (b)	49	1,557
Doordash, Inc. - Class A (a)	9	1,843
Duolingo, Inc. - Class A (a)	5	898
Peloton Interactive, Inc. - Class A (a)	19	1,628
Tesla Inc. (a)	9	6,725
Vroom, Inc. (a)	55	1,209
Wayfair Inc. - Class A (a) (b)	25	6,356
		35,135
Information Technology 22.7%
Affirm Holdings, Inc. - Class A (a)	23	2,692
Appian Corporation - Class A (a) (b)	19	1,769
Cloudflare, Inc. - Class A (a)	28	3,177
Datadog, Inc. - Class A (a)	13	1,865
NVIDIA Corporation (a)	12	2,500
Snowflake Inc. - Class A (a)	6	1,965
The Trade Desk, Inc. - Class A (a)	93	6,544
Twilio Inc. - Class A (a)	15	4,707
Workday, Inc. - Class A (a)	10	2,393
Zoom Video Communications, Inc. - Class A (a)	13	3,381
		30,993
Health Care 21.2%
10X Genomics, Inc. (a)	13	1,965
ABIOMED, Inc. (a)	7	2,189
Alnylam Pharmaceuticals, Inc. (a)	10	1,803
Denali Therapeutics Inc. (a)	33	1,669
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	45	524
Glaukos Corp. (a)	7	324
Illumina, Inc. (a)	9	3,825
Moderna, Inc. (a)	27	10,598
Novocure Limited (a)	17	2,019
Penumbra, Inc. (a)	6	1,488
Recursion Pharmaceuticals, Inc. - Class A (a)	31	720
Sana Biotechnology, Inc. (a) (b)	23	518
Teladoc Health, Inc. (a)	10	1,289
		28,931
Financials 13.7%
First Republic Bank	19	3,647
Lemonade, Inc. (a) (b)	20	1,326
MarketAxess Holdings Inc. (a)	5	2,117
Shopify Inc. - Class A (a)	9	11,611
		18,701
Communication Services 10.4%
Netflix, Inc. (a)	8	5,177
Pinterest, Inc. - Class A (a)	27	1,403
Roku Inc. - Class A (a)	16	4,877
Snap Inc. - Class A (a)	22	1,633
Zillow Group, Inc. - Class A (a)	13	1,130
		14,220
Industrials 3.4%
CoStar Group, Inc. (a)	32	2,792
Watsco Inc.	7	1,865
		4,657
Real Estate 1.5%
Redfin Corporation (a) (b)	42	2,088
Total Common Stocks (cost $137,246)		134,725
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (c) (d)	961	961
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	488	488
Total Short Term Investments (cost $1,449)		1,449
Total Investments 99.7% (cost $138,695)		136,174
Other Assets and Liabilities, Net 0.3%		350
Total Net Assets 100.0%		136,524

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford U.S. Equity Growth Fund
Assets - Securities
Common Stocks	134,725	—	—	134,725
Short Term Investments	1,449	—	—	1,449
	136,174	—	—	136,174

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Advantage International Fund
COMMON STOCKS 96.7%
Japan 22.0%
Advantest Corporation	1	108
AICA Kogyo Co., Ltd.	—	10
ALPS Alpine Co. Ltd.	—	2
Amada Co. Ltd.	6	58
Asahi Kasei Corp.	7	77
Benesse Holdings Inc.	2	43
Bridgestone Corp.	9	425
Calbee,Inc.	4	93
Canon Inc.	15	355
Casio Computer Co. Ltd. (a)	1	13
Chugai Pharmaceutical Co. Ltd.	2	84
Chugoku Electric Power Co. Inc. (a)	1	12
COMSYS Holdings Corporation	1	21
CyberAgent Inc.	5	87
Daikin Industries Ltd.	1	283
Daito Trust Construction Co. Ltd. (a)	2	186
Disco Corp.	—	84
DMG Mori Co., Ltd. (b)	1	21
EBARA Corporation	—	20
Fanuc Ltd.	2	393
Fast Retailing Co. Ltd.	—	147
Fuji Oil Holdings Inc.	2	38
GMO Internet, Inc.	1	18
Hikari Tsushin Inc.	—	51
Honda Motor Co. Ltd.	8	239
Hoya Corp.	1	140
Inpex Corporation	7	51
Isuzu Motors Ltd.	2	20
ITOCHU Corp. (a)	3	76
Japan Post Holdings Co., Ltd.	17	142
Japan Tobacco Inc.	25	492
KDDI Corp. (a)	8	274
Keyence Corp.	1	537
Kinden Corp.	1	13
Kirin Holdings Co. Ltd.	8	141
Komatsu Ltd.	1	34
Kuraray Co. Ltd.	1	13
Lawson Inc.	1	49
Lintec Corporation	1	11
Lion Corp.	1	15
Maeda Corporation (c)	2	12
Marubeni Corp.	4	30
Mitsubishi Estate Co. Ltd.	1	11
Mitsubishi Materials Corp.	1	27
Mitsubishi UFJ Lease & Finance Co. Ltd.	10	53
Mitsui Mining & Smelting Co Ltd	1	22
MS&AD Insurance Group Holdings, Inc. (a)	9	298
NEC Corp.	1	70
NGK Spark Plug Co. Ltd.	1	22
Nikon Corp.	3	35
Nintendo Co. Ltd.	—	145
Nippon Paint Co. Ltd.	5	50
Nippon Telegraph & Telephone Corp.	5	141
NOK Corporation	1	11
Nomura Research Institute Ltd.	—	7
Obic Co. Ltd.	1	95
Olympus Corp.	3	64
Omron Corp.	1	59
Recruit Holdings Co., Ltd.	6	365
Relo Group, Inc.	2	35
Sanwa Holdings Corporation	1	12
Secom Co. Ltd.	—	22
Sekisui House Ltd.	11	221
Shimadzu Corp.	1	35
Shimamura Co. Ltd.	—	9
Shin-Etsu Chemical Co. Ltd.	1	168
SMC Corp.	—	125
Softbank Corp. (a)	8	114
SoftBank Group Corp.	4	213
Sony Corp.	1	122
Subaru Corp. NPV	9	166
Sumitomo Chemical Co. Ltd. (a)	83	431
Sumitomo Corp.	26	360
Sumitomo Forestry Co. Ltd.	—	8
Sumitomo Heavy Industries Ltd.	1	13
Sumitomo Mitsui Financial Group Inc. (a)	16	551
Sumitomo Rubber Industries Inc.	8	95
Sundrug Co. Ltd.	—	12
Suntory Beverage & Food Limited	1	54
Sysmex Corp.	—	25
Taiheiyo Cement Corp.	1	17
Takeda Pharmaceutical Co. Ltd. (a)	11	378
TDK Corp.	—	11
Terumo Corp.	8	382
Toda Corp.	2	13
Tokio Marine Holdings Inc.	4	214
Tokyo Electron Ltd.	1	578
Tokyo Gas Co. Ltd.	1	11
Toshiba Corp.	1	51
Toyoda Gosei Co. Ltd.	1	16
Toyota Motor Corp.	11	192
Trend Micro Inc.	2	111
TS Tech Co.,Ltd.	1	10
TV Asahi Holdings Corp.	1	9
Unicharm Corp.	2	97
Yamada Denki Co. Ltd.	6	24
Yamaguchi Financial Group,Inc.	3	20
Yamaha Motor Co. Ltd.	4	117
Yamazaki Baking Co. Ltd.	2	33
Yaskawa Electric Corp.	1	24
		11,492
France 12.0%
Amundi (d)	2	155
AXA SA	8	221
BNP Paribas SA (a)	8	521
Casino Guichard Perrachon SA (b)	2	42
CNP Assurances SA	3	49
Credit Agricole SA	4	54
Dassault Systemes	10	501
Electricite de France	18	229
Engie	27	351
Hermes International SCA	—	354
Kering SA	1	441
Klepierre	2	46
Legrand SA	2	189
L'Oreal SA	2	730
LVMH Moet Hennessy Louis Vuitton SE	1	865
Publicis Groupe SA	1	36
Rexel	—	10
Rubis	4	153
Safran	—	15
Sanofi SA	—	25
Schneider Electric SE (b)	4	617
Societe Generale SA	5	171
Sodexo SA (b)	1	76
Teleperformance	—	57
Total SA (a)	7	333
Valeo	2	56
		6,297
United Kingdom 11.9%
3i Group plc	2	30
Anglo American PLC	5	179
Associated British Foods PLC	8	189
AstraZeneca PLC	4	498
Auto Trader Group PLC	3	25
Bellway P L C	1	44
BP P.L.C.	68	313
British American Tobacco P.L.C.	18	618
Burberry Group PLC	4	102
Centrica PLC (b)	41	31
Compass Group PLC (b)	3	58
Convatec Group PLC (d)	7	22
Croda International Public Limited Company	—	36
Diageo PLC	8	397
easyJet PLC (b)	2	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Experian PLC	5	211
Ferguson PLC	—	17
Fiat Chrysler Automobiles N.V. (b)	4	86
GlaxoSmithKline PLC	11	207
Greggs PLC	2	91
Halma Public Limited Company	—	19
HomeServe PLC	8	93
HSBC Holdings PLC	80	416
IG Group Holdings PLC	4	42
Imperial Brands PLC	5	109
International Consolidated Airlines Group, S.A. (b)	32	76
ITV Plc	75	108
J Sainsbury PLC	1	4
JD Sports Fashion Plc	3	48
Jet2 PLC (b)	1	22
John Wood Group PLC (b)	3	9
Johnson Matthey PLC	1	53
Kingfisher Plc	24	110
Legal & General Group PLC	5	19
Lloyds Banking Group PLC	307	191
Micro Focus International PLC	21	116
Next PLC (b)	1	145
Phoenix Group Holdings PLC	4	39
Redrow PLC	3	29
Relx PLC	4	119
Rentokil Initial PLC	12	95
Rightmove PLC	25	228
Rio Tinto PLC	1	52
Royal Mail PLC	6	33
Smiths Group PLC	5	99
SSE PLC	3	62
Standard Chartered PLC	8	46
Tesco PLC	53	181
Unilever PLC (b)	2	91
Unilever PLC	5	271
WH Smith PLC (b)	1	14
Whitbread PLC (b)	1	59
WM Morrison Supermarkets P L C	7	29
WPP 2012 Limited	1	15
		6,210
Germany 9.1%
Adidas AG - Class N	—	127
Allianz SE	2	403
Aroundtown SA	4	28
AUTO1 Group SE (b)	1	19
Bayer AG - Class N	2	94
Bayerische Motoren Werke AG	2	193
Covestro AG (d)	—	21
Deutsche Boerse AG - Class N	1	206
Deutsche Post AG - Class N	9	590
DWS Group GmbH & Co. KGaA (d)	—	9
Evonik Industries AG	13	421
freenet AG - Class N	2	43
Fresenius Medical Care AG & Co. KGaA	2	154
Hellofresh SE (b)	—	24
Hochtief AG	—	14
Hugo Boss AG	—	14
MorphoSys AG (b)	—	16
MTU Aero Engines AG - Class N	1	121
Muenchener Rueckversicherungs AG - Class N	—	35
ProSiebenSat.1 Media SE	2	31
Rheinmetall Aktiengesellschaft	1	69
SAP SE	6	843
Scout24 Holding GmbH (d)	2	117
Siemens AG - Class N	5	804
Symrise AG	1	114
Volkswagen AG	—	7
Zalando SE (b) (d)	2	227
		4,744
Switzerland 8.4%
ABB Ltd. - Class N	9	316
Adecco Group AG - Class N	4	218
Banque Cantonale Vaudoise - Class N	—	28
Clariant AG - Class N (b)	1	9
Compagnie Financiere Richemont SA	4	452
Dufry AG - Class N (b)	1	43
Givaudan SA - Class N	—	553
Glencore PLC	21	101
IWG PLC (b)	10	39
LafargeHolcim Ltd.	2	84
Nestle SA - Class N (a)	8	918
Novartis AG - Class N	12	980
Sika AG	1	454
Tecan Group AG - Class N	—	14
Temenos Group AG - Class N	1	178
		4,387
Australia 6.1%
AGL Energy Limited	9	38
Alumina Ltd.	16	23
Aristocrat Leisure Limited	1	48
ASX Ltd.	2	116
Aurizon Holdings Limited	37	101
Australia & New Zealand Banking Group Ltd.	11	224
BHP Group PLC	3	73
BHP Group PLC	10	277
Brambles Limited	15	115
Challenger Financial Services Group Ltd.	3	12
Charter Hall Limited	—	5
Commonwealth Bank of Australia	1	80
CSL Ltd.	1	270
Goodman Funding Pty Ltd	20	312
GPT Group	6	23
Harvey Norman Holdings Ltd.	2	9
IOOF Holdings Ltd	9	28
JB Hi-Fi Limited	2	75
Macquarie Group Limited	1	114
Medibank Private Limited	139	357
Mineral Resources Limited	1	38
REA Group Ltd.	3	357
Scentre Group Limited	134	286
South32 Limited	15	37
Stockland	6	19
Westpac Banking Corporation	6	113
Wisetech Global Limited	1	37
WorleyParsons Ltd.	2	12
		3,199
Netherlands 5.7%
ABN AMRO Bank N.V. - DUTCHCERT (d)	1	14
Adyen B.V. (b) (d)	—	251
argenx SE (b)	—	12
ASML Holding	1	681
ASR Nederland N.V.	2	101
CNH Industrial N.V. (b)	3	53
IMCD B.V.	—	15
JDE Peet's N.V.	—	3
Just Eat Takeaway.Com N.V. (b) (d)	—	28
Koninklijke Ahold Delhaize N.V.	13	425
Koninklijke KPN N.V.	5	17
PostNL NV	27	128
Randstad NV (a)	5	323
Royal Dutch Shell PLC - Class A	19	422
Royal Dutch Shell PLC - Class B	14	298
Unibail-Rodamco SE	1	47
Wolters Kluwer NV - Class C	2	162
		2,980
Sweden 3.9%
Aktiebolaget Electrolux - Class B	1	13
Aktiebolaget SKF - Class B	3	65
Assa Abloy AB - Class B	15	450
Atlas Copco Aktiebolag - Class A	5	320
Atlas Copco Aktiebolag - Class B	2	85
Boliden AB	1	32
Elekta AB (publ) - Class B	12	131
Evolution Gaming Group AB (publ) (d)	—	57
Hennes & Mauritz AB - Class B (b)	1	12
Hexagon Aktiebolag - Class B	4	67
Husqvarna Aktiebolag - Class B	7	88
Indutrade Aktiebolag	1	41

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Investor Aktiebolag - Class B	7	156
Kinnevik AB - Class B (b)	1	30
L E Lundbergforetagen AB - Class B	1	50
Lifco Ab (Publ) - Class B	1	16
Lundin Petroleum AB (a)	1	23
Saab AB - Class B	6	183
Swedish Match AB	23	202
Tele2 AB - Class B (a)	1	19
		2,040
Finland 3.2%
Kesko Oyj - Class B	2	84
Kone Corporation	7	486
Nokia Oyj (b)	55	302
Nordea Bank ABP (b)	42	536
UPM-Kymmene Oyj	7	261
Valmet Oy	—	12
		1,681
Denmark 3.0%
A P Moller - Maersk A/S - Class A	—	39
A P Moller - Maersk A/S - Class B	—	124
Carlsberg A/S - Class B	—	40
Chr. Hansen Holding A/S (b)	1	45
Coloplast A/S - Class B	2	363
FLSmidth & Co. A/S	—	15
Genmab A/S (b)	—	73
Novo Nordisk A/S - Class B	8	812
Novozymes A/S - Class B	—	17
SimCorp A/S	—	44
		1,572
Hong Kong 2.4%
AIA Group Limited	70	811
CK Asset Holdings Limited	4	20
Hysan Development Co. Ltd.	3	10
Kerry Properties Ltd.	18	47
Link Real Estate Investment Trust	4	34
Sun Hung Kai Properties Ltd.	4	44
Swire Pacific Ltd. - Class A	11	62
Swire Properties Limited	8	19
Techtronic Industries Company Limited	11	216
		1,263
Italy 1.7%
Amplifon S.p.A	1	60
Assicurazioni Generali SpA	1	25
Banca Mediolanum SpA	2	18
Bper Banca Spa	17	39
Exor Nederland N.V.	—	39
Hera S.p.A.	8	31
Interpump Group SpA	—	10
Intesa Sanpaolo SpA	117	333
Italgas S.p.A.	9	55
Mediobanca SpA	18	213
Pirelli & C. S.p.A. (d)	7	42
Prada S.p.A.	1	8
Telecom Italia SpA	48	19
Unipol Gruppo Finanziario S.P.A.	1	6
		898
Israel 1.6%
Bank Hapoalim BM	34	297
Israel Discount Bank Ltd.	13	71
Nice Ltd. (b)	1	380
Teva Pharmaceutical Industries Ltd (a) (b)	11	108
		856
Spain 1.2%
Acciona,S.A.	1	93
Amadeus IT Group SA (d)	—	10
Banco Bilbao Vizcaya Argentaria, S.A.	23	154
Banco de Sabadell, S.A. (b)	17	14
Banco Santander, S.A.	4	16
Fluidra S.A.	1	40
Iberdrola, Sociedad Anonima	—	3
Industria de Diseno Textil, S.A.	8	289
Repsol SA	1	11
Telefonica SA	4	20
		650
Norway 1.2%
DNB ASA (b)	8	182
Equinor ASA	17	419
Norsk Hydro ASA	2	15
		616
Ireland 0.8%
Flutter Entertainment Public Limited Company (b)	—	74
James Hardie Industries Public Limited Company - CDI (b)	8	269
Kerry Group Plc	—	13
Kingspan Group Plc	1	49
		405
Belgium 0.7%
Anheuser-Busch InBev	2	85
Galapagos (b)	—	18
Groupe Bruxelles Lambert SA	2	171
Proximus	1	13
Solvay SA	—	20
Telenet Group Holding	2	58
		365
Austria 0.6%
Andritz AG	1	62
Erste Group Bank AG	3	128
Raiffeisen Bank International AG	4	108
		298
New Zealand 0.5%
Fisher & Paykel Healthcare Corp.	8	170
Spark New Zealand Ltd.	11	36
Xero Limited (b)	1	55
		261
Singapore 0.4%
Jardine Cycle & Carriage Ltd.	11	150
United Overseas Bank Ltd.	4	68
		218
Portugal 0.2%
Galp Energia, SGPS, S.A.	9	98
Jeronimo Martins, SGPS, S.A.	1	24
		122
Luxembourg 0.1%
RTL Group SA (b)	1	44
Total Common Stocks (cost $49,541)		50,598
PREFERRED STOCKS 1.8%
Switzerland 1.3%
Roche Holding AG	2	689
Germany 0.5%
Henkel AG & Co. KGaA (e)	—	41
Sartorius AG	—	113
Volkswagen AG (e)	1	125
		279
Total Preferred Stocks (cost $951)		968
SHORT TERM INVESTMENTS 3.2%
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund, 0.01% (f) (g)	1,005	1,005
Investment Companies 1.3%
JNL Government Money Market Fund, 0.01% (f) (g)	685	685
Total Short Term Investments (cost $1,690)		1,690
Total Investments 101.7% (cost $52,182)		53,256
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (1.7)%		(911)
Total Net Assets 100.0%		52,343

(a) All or a portion of the security was on loan as of September 30, 2021.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/BlackRock Advantage International Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	09/29/21	14	14	—
Adyen B.V.	02/10/21	236	251	0.5
Amadeus IT Group SA	06/09/21	12	10	—
Amundi	02/24/21	156	155	0.3
Convatec Group PLC	09/16/20	18	22	0.1
Covestro AG	09/02/21	21	21	—
DWS Group GmbH & Co. KGaA	08/04/21	11	9	—
Evolution Gaming Group AB (publ)	09/02/21	62	57	0.1
Just Eat Takeaway.Com N.V.	07/21/21	30	28	0.1
Pirelli & C. S.p.A.	06/02/21	45	42	0.1
Scout24 Holding GmbH	03/10/21	129	117	0.2
Zalando SE	05/26/21	290	227	0.4
		1,024	953	1.8

JNL/BlackRock Advantage International Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	5	December 2021	588	(2)	(21)

JNL/BlackRock Advantage International Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	BOA	10/05/21	AUD	(16)	(12)	—
USD/HKD	CIT	10/04/21	HKD	(436)	(56)	—
					(68)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Advantage International Fund
Assets - Securities
Common Stocks	—	50,586	12	50,598
Preferred Stocks	968	—	—	968
Short Term Investments	1,690	—	—	1,690
	2,658	50,586	12	53,256
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(21)	—	—	(21)
Open Forward Foreign Currency Contracts	—	—	—	—
	(21)	—	—	(21)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 66.5%
Information Technology 14.8%
AAC Technologies Holdings Inc.	114	537
Accenture Public Limited Company - Class A	1	385
Adobe Inc. (a)	2	1,067
Advanced Micro Devices, Inc. (a)	2	169
Adyen B.V. (a) (b)	5	13,462
AlphaWave IP Group PLC (a)	408	1,286
Altair Engineering Inc. - Class A (a)	49	3,412
Analog Devices, Inc. (a)	—	58
Apple Inc. (a) (c)	494	69,850
Applied Materials, Inc. (a) (d)	120	15,406
ASE Technology Holding Co., Ltd.	16	62
ASML Holding (d)	32	23,927
Asustek Computer Inc.	10	116
Atlassian Corporation PLC - Class A (a)	10	4,084
Autodesk, Inc. (a)	51	14,496
Bicycle Club Joint Venture, L.P. - Class A (a)	230	1,181
Blend Labs, Inc. - Class A (a) (e)	151	2,029
Broadcom Inc. (a)	—	130
Cadence Design Systems Inc. (a)	17	2,520
CGI Inc. - Class A (a)	6	498
Cognizant Technology Solutions Corp. - Class A (a)	2	159
CrowdStrike Holdings, Inc. - Class A (a) (d)	33	8,158
Datadog, Inc. - Class A (a)	12	1,696
Daum Communications Corp.	55	5,402
Dell Technology Inc. - Class C (a)	113	11,756
Disco Corp.	8	2,318
DocuSign, Inc. (a)	1	236
Dynatrace Holdings LLC (a)	43	3,038
EPAM Systems, Inc. (a)	2	1,325
Fair Isaac Corporation (a)	5	1,813
Fidelity National Information Services, Inc.	2	301
Fiserv, Inc. (a)	1	144
Fortinet, Inc. (a)	17	4,866
Fujitsu Ltd.	1	127
Global Payments Inc. (d)	66	10,360
Globant S.A. (a)	—	23
Glodon Company Limited - Class A (a)	80	822
HCL Technologies Ltd.	32	555
Hexagon Aktiebolag - Class B	300	4,637
Hon Hai Precision Industry Co. Ltd.	209	780
HP Inc.	11	303
Hundsun Technologies Inc. - Class A (a)	122	1,077
Infineon Technologies AG - Class N	111	4,552
Intel Corporation (a)	7	382
Intuit Inc. (a)	1	278
Keyence Corp.	10	6,164
Kingdee International Software Group Co. Ltd. (a)	602	2,012
Kingsoft Corp Ltd	173	694
KLA-Tencor Corp. (a)	—	64
Lam Research Corp. (a)	1	517
Lenovo Group Ltd.	152	167
Link Mobility Group Holding ASA (a) (f)	110	428
Lookout, Inc. (b) (g)	21	227
Lookout, Inc. (b) (g)	284	3,116
Marqeta, Inc. - Class A (a) (e)	62	1,361
MasterCard Incorporated - Class A	79	27,522
Medallia, Inc. (a)	160	5,406
MediaTek Inc.	16	519
Micron Technology, Inc. (a) (d)	221	15,716
Microsoft Corporation (a) (d)	325	91,634
Ming Yuan Cloud Group Holdings Limited (b) (e)	184	639
MongoDB, Inc. - Class A (a)	7	3,299
Nanya Technology Corp.	25	58
NCSoft Corp.	1	606
NEC Corp.	9	509
NetEase, Inc. - ADR (a)	7	560
New Relic, Inc. (a)	23	1,633
NEXON Co.,Ltd.	5	74
Nokia Oyj (a)	12	65
Novatek Microelectronics Corp.	27	395
NVIDIA Corporation (a) (d)	85	17,655
NXP Semiconductors N.V.	75	14,608
Obic Co. Ltd.	—	38
Okta, Inc. - Class A (a)	13	3,173
Oracle Corp. Japan	6	490
Oracle Corporation	1	96
Palo Alto Networks, Inc. (a)	11	5,098
Paypal Holdings, Inc. (a)	66	17,168
Qualcomm Incorporated (a)	23	2,985
RingCentral, Inc. - Class A (a)	5	1,050
Salesforce.Com, Inc. (a) (d) (e)	110	29,815
Samsung Electronics Co. Ltd.	4	248
Samsung SDI Co. Ltd.	10	5,725
SAP SE	2	282
ServiceNow, Inc. (a)	32	20,139
SimilarWeb Ltd. (a) (e)	26	554
SK Hynix Inc.	1	81
SmartRent.Com, Inc. - Class A (a)	156	2,027
Splunk Inc. (a)	16	2,264
STMicroelectronics NV	27	1,201
Synopsys Inc. (a)	—	92
Taiwan Semiconductor Manufacturing Co. Ltd.	1,519	31,351
Tata Consultancy Services Limited	3	157
TE Connectivity Ltd. (b)	92	12,683
Thomson Reuters Corporation	3	280
Toast, Inc. - Class A (a) (e)	27	1,353
Tokyo Electron Ltd.	—	44
Twilio Inc. - Class A (a) (d)	12	3,956
United Microelectronics Corp.	63	143
VeriSign, Inc. (a)	16	3,359
Visa Inc. - Class A	1	213
VMware, Inc. - Class A (a) (e)	115	17,166
Western Digital Corporation (a) (d)	55	3,118
Workday, Inc. - Class A (a)	10	2,421
Worldline (a) (b)	1	41
Xero Limited (a)	—	31
Xilinx, Inc. (a) (d)	21	3,239
Yageo Corp.	62	971
Zoom Video Communications, Inc. - Class A (a)	2	407
Zscaler, Inc. (a) (d)	18	4,825
		593,715
Consumer Discretionary 9.6%
Adidas AG - Class N (d)	48	15,209
Advance Auto Parts, Inc.	12	2,583
Airbnb, Inc. - Class A (a)	15	2,591
Aisin Seiki Co. Ltd.	8	295
Alibaba Group Holding Limited (a) (b)	207	3,829
Alibaba Group Holding Limited - ADR (a)	57	8,434
Amazon.com, Inc. (a) (c)	16	51,030
ANTA Sports Products Limited	126	2,381
Aptiv PLC (a)	63	9,408
Aramark	11	356
AUTO1 Group SE (a)	170	6,221
AutoZone, Inc. (a)	—	187
Bath & Body Works Direct, Inc.	56	3,502
Bayerische Motoren Werke AG	4	378
Best Buy Co., Inc. (d)	20	2,107
Bright Horizons Family Solutions Inc. (a)	5	645
Brilliance China Automotive Holdings Ltd. (g)	38	29
BYD Company Limited - Class A (a)	118	4,552
Capri Holdings Limited (a)	63	3,035
Compagnie Financiere Richemont SA	23	2,396
Compagnie Generale des Etablissements Michelin	—	57
Compass Group PLC (a)	499	10,188
D.R. Horton, Inc.	192	16,105
Daimler AG - Class N	235	20,774
Dollar Tree Inc. (a)	1	141
Dongfeng Motor Group Co., Ltd - Class H (a)	226	202
Faurecia	—	1
Ferrari N.V.	13	2,807
Fiat Chrysler Automobiles N.V. (a)	8	153
Ford Motor Company (a)	266	3,766
GMO Payment Gateway, Inc.	14	1,813
Guangzhou Automobile Group Co., Ltd. - Class H	54	48
Haidilao International Holding Ltd. (b) (e)	237	913

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Hangzhou Robam Appliances Co., Ltd. - Class A (a)	101	528
Hennes & Mauritz AB - Class B (a)	18	356
Hilton Worldwide Holdings Inc. (a)	40	5,307
Honda Motor Co. Ltd.	6	168
Huazhu Group Limited - ADR (a)	11	487
Jardine Matheson Holdings Ltd. (a)	1	74
Jawbone Inc. (b) (g)	98	—
JD Health International Inc. (a) (b) (e)	487	4,695
Kering SA	5	3,213
Kia Motors Corp.	—	21
Las Vegas Sands Corp. (a)	58	2,113
LG Electronics Inc.	—	37
Li Auto Inc - ADR (a) (e)	155	4,083
Lowe`s Companies, Inc. (d)	82	16,629
Lululemon Athletica Inc. (a)	1	289
LVMH Moet Hennessy Louis Vuitton SE (d)	19	13,653
Magazine Luiza S.A.	193	510
Mascotte Holdings Limited (a) (e)	292	86
McDonald's Corporation	85	20,505
MercadoLibre S.R.L (a)	11	18,337
NIKE, Inc. - Class B	18	2,680
Nissan Motor Co., Ltd. (a)	25	123
On Holding AG - Class A (a) (e)	8	242
O'Reilly Automotive, Inc. (a)	3	1,872
Oriental Land Co. Ltd.	23	3,644
Panasonic Corp.	11	133
Pandora A/S (a)	24	2,847
Peloton Interactive, Inc. - Class A (a)	101	8,817
Penn National Gaming Inc. (a)	33	2,414
Prosus N.V.	3	227
Puma SE	78	8,659
PVH Corp. (a)	27	2,737
Restaurant Brands International Limited Partnership	2	127
Ross Stores Inc. (a)	1	58
Sands China Ltd. (a)	39	79
Sonos, Inc. (a)	112	3,627
Sony Corp.	38	4,250
Starbucks Corporation (a)	2	252
Suzuki Motor Corp.	4	182
TCL Corporation - Class A (a)	27	26
Tesla Inc. (a)	1	922
The Berkeley Group Holdings PLC	37	2,149
The Home Depot, Inc.	67	21,944
THG Holdings PLC (a)	1,781	12,210
TJX Cos. Inc.	273	18,006
Toll Brothers Inc.	41	2,247
Toyota Motor Corp.	12	213
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	1,365
Vail Resorts, Inc.	1	357
VF Corp.	11	738
Victoria's Secret & Co. (a)	30	1,631
Vipshop (China) Co., Ltd. - ADR (a)	16	176
Vitesco Technologies Group Aktiengesellschaft (a)	—	2
Williams-Sonoma Inc.	43	7,623
Wynn Resorts Ltd. (a)	32	2,676
Yum China Holdings, Inc.	25	1,464
Yum! Brands, Inc.	3	415
		384,361
Health Care 9.2%
Abbott Laboratories	239	28,193
AbbVie Inc.	223	24,034
Agilent Technologies, Inc.	4	632
Aier Eye Hospital Group Co., Ltd - Class A (a)	146	1,201
Alcon AG (a) (e)	24	1,961
Align Technology, Inc. (a)	—	76
Alnylam Pharmaceuticals, Inc. (a)	19	3,676
Amoy Diagnostics Co., Ltd. - Class A (a)	83	1,029
Angelalign Technology Inc. (a) (b)	15	636
Anthem, Inc.	39	14,575
Astellas Pharma Inc.	29	478
AstraZeneca PLC - ADR (a)	—	29
AstraZeneca PLC	183	22,011
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A (a)	15	1,000
Autobio Diagnostics Co., Ltd. - Class A (a)	46	381
Baxter International Inc.	7	525
Becton, Dickinson and Company	1	301
Biogen Inc. (a)	—	76
Boston Scientific Corporation (a)	669	29,024
Bristol-Myers Squibb Company	276	16,320
Centene Corporation (a)	1	52
Cerner Corp. (a)	9	610
Chugai Pharmaceutical Co. Ltd.	5	172
Cie Generale d'Optique Essilor International SA	63	12,140
Cigna Holding Company	4	829
CSL Ltd.	1	253
Danaher Corporation	3	1,027
DexCom Inc. (a) (d)	8	4,142
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	1	52
Edwards Lifesciences Corporation (a)	97	11,018
Eisai Co. Ltd.	—	30
Eli Lilly & Co. (d)	—	112
Fresenius Medical Care AG & Co. KGaA	2	150
Fresenius SE & Co. KGaA	2	79
Genmab A/S (a)	5	2,114
Gilead Sciences, Inc. (a)	1	45
GlaxoSmithKline PLC	14	272
Grand Round, Inc. (b) (g)	639	1,821
Hangzhou Tigermed Consulting Co., Ltd - Class H (b)	33	707
Hansoh Pharmaceutical Group Company Limited (b)	486	1,233
HCA Healthcare, Inc.	1	204
Hoya Corp.	96	14,990
Humana Inc.	—	177
Hygeia Healthcare Holdings Co., Limited (b)	128	953
IDEXX Laboratories, Inc. (a)	1	559
Illumina, Inc. (a)	2	676
Insulet Corporation (a)	3	724
Intco Medical Technology Co., Ltd. - Class A (a)	9	84
Intuitive Surgical, Inc. (a)	12	11,501
IQVIA Inc. (a)	3	732
Jafron Biomedical Co., Ltd. - Class A (a)	31	278
Jiangsu Hengrui Medicine Co., Ltd. - Class A (a)	115	894
Jinxin Fertility Group Limited (a) (b) (e)	691	1,029
Johnson & Johnson (d)	241	38,885
Lonza Group AG	5	3,955
Masimo Corp. (a)	11	2,955
Medtronic Public Limited Company	5	675
Merck & Co., Inc.	3	228
Microport Cardioflow Medtech Corporation (a) (b) (e)	868	697
Moderna, Inc. (a)	11	4,258
NMC Health PLC (g)	162	—
Novartis AG - Class N	3	242
Novo Nordisk A/S - Class B	23	2,199
Olympus Corp.	11	244
Ono Pharmaceutical Co. Ltd.	6	127
Organon & Co.	1	34
Pfizer Inc.	3	120
Pharmaron Beijing Co., Ltd. - Class H (b)	4	103
Qiagen N.V. (a)	56	2,916
Quest Diagnostics Incorporated	21	3,066
Regeneron Pharmaceuticals, Inc. (a)	7	4,276
ResMed Inc.	11	2,984
Samsung Biologics Co., Ltd (a)	—	151
Sartorius Stedim Biotech	—	31
Seagen Inc. (a)	24	4,049
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A (a)	4	220
Siemens Healthineers AG (b)	1	79
Straumann Holding AG - Class N	2	3,626
Stryker Corporation	8	2,013
Thermo Fisher Scientific Inc.	46	26,248
UnitedHealth Group Incorporated (c) (d)	101	39,415
Venus Medtech (Hangzhou) Inc. - Class H (a) (b) (e)	191	988
Vertex Pharmaceuticals Incorporated (a)	2	278

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
WuXi AppTec Co., Ltd. - Class A (a)	42	991
Wuxi Biologics Cayman Inc (a) (b)	103	1,685
Zai Lab (PTY) LTD - ADR (a)	—	21
Zimmer Biomet Holdings, Inc.	11	1,563
Zoetis Inc. - Class A	14	2,739
		367,878
Communication Services 7.2%
Alphabet Inc. - Class A (a)	1	1,620
Alphabet Inc. - Class C (a) (d)	27	72,387
Auto Trader Group PLC	194	1,532
Autohome Inc. - Class A - ADR	4	169
Baidu, Inc. - Class A - ADR (a)	—	25
Booking Holdings Inc. (a)	—	40
Cellnex Telecom, S.A. (b)	269	16,617
Charter Communications, Inc. - Class A (a) (c)	24	17,337
Chunghwa Telecom Co. Ltd.	216	857
Comcast Corporation - Class A (a) (d)	515	28,805
Deutsche Telekom AG - Class N	1,014	20,369
Electronic Arts Inc.	1	136
Expedia Group, Inc. (a)	14	2,298
Facebook, Inc. - Class A (a)	51	17,142
Frontier Communications Parent, Inc. (a)	74	2,076
Genius Sports Limited (a) (e)	68	1,271
Intouch Holdings Public Company Limited	427	1,014
Krafton, Inc. (a)	1	570
Liberty Broadband Corp. - Series A (a)	1	119
Liberty Broadband Corp. - Series C (a)	1	181
Liberty SiriusXM Group - Series A (a)	143	6,742
Liberty SiriusXM Group - Series C (a)	198	9,404
Lions Gate Entertainment Corp. - Class A (a)	29	411
Live Nation Entertainment, Inc. (a)	26	2,361
Mango Excellent Media Co., Ltd. - Class A (a)	11	72
Meituan Dianping - Class B (a) (b)	16	516
Netflix, Inc. (a)	—	261
Orange SA	18	196
Pinterest, Inc. - Class A (a)	5	257
Playtika Holding Corp. (a)	434	11,986
PubMatic, Inc. - Class A (a) (e)	28	728
Roku Inc. - Class A (a)	—	27
SEA, Ltd. - Class A - ADR (a)	10	3,343
Snap Inc. - Class A (a)	—	24
Softbank Corp.	7	99
SoftBank Group Corp.	2	92
Tencent Holdings Limited	232	13,980
T-Mobile USA, Inc. (a)	2	198
Twitter, Inc. (a)	1	63
Vantage Towers AG	385	13,090
Verizon Communications Inc.	19	1,037
Vodafone Group Public Limited Company (d)	4,408	6,703
Walt Disney Co.	174	29,374
Yahoo! Japan Corp.	186	1,186
		286,715
Financials 7.1%
Agricultural Bank of China Limited - Class H	980	337
AIA Group Limited	1,409	16,286
Allianz SE	71	16,055
ALTC Acquisition Corp. - Class A (a)	121	1,185
American Express Company (a)	—	70
Ameriprise Financial, Inc.	—	47
AON Public Limited Company - Class A	—	97
Assicurazioni Generali SpA	39	835
Australia & New Zealand Banking Group Ltd.	3	61
B3 S.A. - Brasil, Bolsa, Balcao (a)	143	336
Banco do Brasil SA (a)	32	168
Bank of America Corporation (d)	748	31,746
Bank of Montreal	1	91
Barclays PLC	43	109
BB Seguridade Participacoes S/A	19	71
Berkshire Hathaway Inc. - Class B (a)	12	3,161
BNP Paribas SA (e)	88	5,617
Brookfield Asset Management Inc. - Class A	1	62
Capital One Financial Corporation	171	27,668
Cathay Financial Holding Co. Ltd.	354	735
China CITIC Bank Corporation Limited - Class H	93	42
China Life Insurance Company Limited - Class H	71	116
China Merchants Bank Co., Ltd. - Class H	100	791
China Pacific Insurance (Group) Co., Ltd. - Class H	36	108
Citigroup Inc.	1	75
CME Group Inc. - Class A (a)	14	2,792
Commonwealth Bank of Australia	1	41
Credit Agricole SA	8	105
DBS Group Holdings Ltd.	60	1,332
Deutsche Boerse AG - Class N	3	516
EQT AB (b)	2	74
Fubon Financial Holding Co. Ltd.	438	1,196
Haitong Securities Co., Ltd. - Class H	54	49
Hana Financial Group Inc.	5	204
Hedosophia European Growth (a)	120	1,351
Highland Transcend Partners I Corp. (a) (e)	126	1,320
Industrial and Commercial Bank of China Limited - Class H	1,036	574
Industrial Bank Co., Ltd. - Class A (a)	15	41
ING Groep N.V.	1,766	25,645
Intercontinental Exchange, Inc.	1	67
Intesa Sanpaolo SpA	7,590	21,523
ION Acquisition Corp 2 Ltd. (a)	62	623
Japan Post Bank Co., Ltd.	9	78
JPMorgan Chase & Co. (d)	29	4,759
KB Financial Group Inc.	5	212
KBC Groep NV	1	47
Khosla Ventures Acquisition Co. - Class A (a) (e)	123	1,219
Legal & General Group PLC	88	329
Liberty Media Acquisition Corporation (a)	252	2,604
Lloyds Banking Group PLC	44,194	27,484
London Stock Exchange Group PLC	1	59
Marsh & McLennan Companies, Inc.	143	21,603
Mizuho Financial Group Inc. (e)	24	340
Moody's Corp.	—	68
Morgan Stanley	206	20,009
National Australia Bank Ltd.	2	46
Nomura Holdings Inc.	109	534
Northern Trust Corp.	6	611
Partners Group Holding AG	—	145
PICC Property & Casualty Co. Ltd. - Class H	198	192
Ping An Insurance (Group) Co of China Ltd - Class A (a)	72	539
Ping An Insurance (Group) Co of China Ltd - Class H	95	647
Progressive Corp.	1	73
PT. Bank Central Asia Tbk	511	1,248
Royal Bank of Canada	1	64
S&P Global Inc.	—	53
Samsung Fire & Marine Insurance Co. Ltd.	1	120
Shopify Inc. - Class A (a)	—	122
Shopify Inc. - Class A (a)	2	2,420
Societe Generale SA	77	2,404
State Street Corporation	1	125
Sumitomo Mitsui Trust Holdings Inc.	4	152
Svenska Handelsbanken AB - Class A	21	235
Swedbank AB - Class A	86	1,730
The Bank of New York Mellon Corporation	5	238
The Bank of Nova Scotia	1	44
The Blackstone Group Inc. - Class A	—	32
The Charles Schwab Corporation	340	24,777
The Goldman Sachs Group, Inc.	—	118
The Royal Bank of Scotland Group Public Limited Company	40	120
The Toronto-Dominion Bank	2	153
U.S. Bancorp	37	2,194
United Overseas Bank Ltd.	69	1,295
Venustech Group Inc. - Class A (a)	166	707
Wells Fargo & Company (d)	48	2,248
Westpac Banking Corporation	3	62
Willis Towers Watson Public Limited Company	2	520
Zurich Insurance Group AG - Class N	—	54
		286,155
Industrials 6.7%
3M Company	—	71
A P Moller - Maersk A/S - Class A	—	581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
A P Moller - Maersk A/S - Class B	—	583
ABB Ltd. - Class N	62	2,063
Aktiebolaget Volvo - Class A	2	37
Aktiebolaget Volvo - Class B	655	14,677
Alstom	305	11,574
Atlas Copco Aktiebolag - Class A	49	2,945
Atlas Copco Aktiebolag - Class B	1	70
Carrier Global Corporation	55	2,856
China Tower Corporation Limited - Class H (b)	554	73
Cie de Saint-Gobain	135	9,107
Cintas Corp. (a)	—	37
CITIC Pacific Ltd.	11	12
Contemporary Amperex Technology Co., Limited - Class A (a)	112	9,027
COSCO SHIPPING Holdings Co., Ltd. - Class A (a)	38	100
COSCO SHIPPING Holdings Co., Ltd. - Class H (a) (e)	219	335
CSX Corp. (a)	2	50
Daifuke Co. Ltd.	17	1,606
Daikin Industries Ltd.	—	43
Deere & Company	7	2,375
Delta Air Lines, Inc. (a)	50	2,115
Deutsche Post AG - Class N	1	85
DSV Panalpina A/S	22	5,337
Eaton Corporation Public Limited Company	5	693
Emerson Electric Co.	8	793
Epiroc Aktiebolag - Class A	83	1,726
Evergreen Marine Corp Taiwan Ltd.	32	143
Experian PLC	2	76
Fanuc Ltd.	15	3,167
FedEx Corporation	11	2,465
Ferguson PLC	19	2,678
Fortive Corporation	329	23,190
Fortune Brands Home & Security, Inc.	22	1,993
Generac Holdings Inc. (a)	4	1,558
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A (a)	802	1,326
Honeywell International Inc. (a)	—	64
IHS Markit Ltd.	2	283
Illinois Tool Works Inc.	2	317
InPost S.A. (a)	95	1,568
Interglobe Aviation Limited (a) (b)	24	654
Johnson Controls International Public Limited Company	35	2,407
Kone Corporation	—	30
Koninklijke Philips N.V.	3	126
Kühne + Nagel International AG	1	315
Lockheed Martin Corporation	—	144
ManpowerGroup Inc.	11	1,242
Masco Corporation	289	16,054
Mitsubishi Electric Corp.	32	441
Mitsui & Co. Ltd.	2	46
Nidec Corp.	2	243
Otis Worldwide Corporation	7	586
Parker-Hannifin Corporation	43	12,047
Recruit Holdings Co., Ltd.	102	6,230
Relx PLC	5	153
Robert Half International Inc.	15	1,528
Rockwell Automation Inc.	2	503
Safran	127	16,025
Sandvik AB	533	12,182
Schneider Electric SE (a)	4	655
Sensata Technologies Holding PLC (a)	13	703
SGS SA - Class N	—	189
Shanghai International Airport Co.Ltd. - Class A (a)	187	1,265
Siemens AG - Class N	180	29,378
Southwest Airlines Co. (a)	2	103
Spirax-Sarco Engineering PLC	11	2,220
Stanley Black & Decker, Inc.	2	377
Sumitomo Corp.	6	87
Toshiba Corp.	1	30
Trane Technologies Public Limited Company	13	2,237
TransDigm Group Inc. (a)	7	4,127
Uber Technologies, Inc. (a)	12	553
Union Pacific Corporation	—	91
United Parcel Service Inc. - Class B	146	26,602
United Rentals Inc. (a)	7	2,318
Verisk Analytics, Inc. (a)	14	2,795
Vertiv Holdings, LLC - Class A	662	15,937
Waste Connections, Inc. (a)	1	63
WEG SA (a)	11	77
WillScot Mobile Mini Holdings Corp. - Class A (a)	11	364
		268,926
Materials 3.7%
Air Products and Chemicals, Inc.	62	15,887
Akzo Nobel N.V.	94	10,245
Anglo American PLC	78	2,744
AngloGold Ashanti Ltd.	1	16
ArcelorMittal	60	1,810
Arkema	93	12,261
Asahi Kasei Corp.	9	90
BASF SE - Class N	3	193
BHP Group PLC	121	3,056
BHP Group PLC	14	371
China Hongqiao Group Limited	242	310
China National Building Material Co., Ltd. - Class H	362	489
China Resources Cement Holdings Limited	106	102
Companhia Siderurgica Nacional	11	60
Corteva, Inc.	8	324
Danimer Scientific, L.L.C. - Class A (a) (e)	23	373
Diversey Holdings, Ltd. (a)	443	7,107
Dow Inc.	4	243
Evonik Industries AG	3	83
Formosa Chemicals & Fibre Corp.	192	575
Formosa Plastics Corp.	170	689
Fortescue Metals Group Ltd.	24	254
Freeport-McMoRan Inc. (a) (d)	621	20,201
Ganfeng Lithium Co., Ltd. - Class H (b)	81	1,453
Honam Petrochemical Corp.	—	70
Impala Platinum Holdings Limited	17	194
International Flavors & Fragrances Inc.	74	9,887
International Paper Company	6	333
Kumba Iron Ore Ltd	5	160
LafargeHolcim Ltd.	7	321
LG Chem Ltd.	10	6,198
Linde Public Limited Company	9	2,534
LyondellBasell Industries N.V. - Class A	1	128
Nan Ya Plastics Corp.	232	758
Newmont Corporation	1	48
Nine Dragons Paper (Holdings) Limited	68	83
Nippon Paint Co. Ltd.	17	181
Nutrien Ltd.	3	165
POSCO	3	888
PPG Industries, Inc.	96	13,770
Quintis Limited (b) (g)	3,771	3,571
Rio Tinto Ltd.	1	106
Rio Tinto PLC	42	2,794
Sherwin-Williams Co.	—	72
Sika AG	15	4,724
Suzano S.A. (a)	38	375
United States Steel Corporation	57	1,247
Vale S.A. - ADR (d)	163	2,274
Vale S.A. (a)	5	70
Vulcan Materials Co.	107	18,052
		147,939
Energy 3.1%
BP P.L.C. - ADR (d)	129	3,529
BP P.L.C.	20	91
California Resources Corporation (a)	71	2,928
Canadian Natural Resources Ltd. (e)	6	208
China Petroleum & Chemical Corporation - Class H	862	424
ConocoPhillips (d)	446	30,256
Devon Energy Corporation (d)	53	1,891
Diamondback Energy, Inc. (d)	5	468
Enbridge Inc.	793	31,584
Energy Transfer Equity LP	159	1,525
ENI SpA	8	101
EQT Corporation (a) (d)	816	16,695
Exxon Mobil Corporation	8	473

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Green Plains Renewable Energy Inc. (a)	45	1,485
Indian Oil Corporation Limited	109	183
Neste Oyj	120	6,782
Ovintiv Canada ULC	14	455
PetroChina Company Limited - Class H	392	184
Petroleo Brasileiro SA (a)	23	118
Polski Koncern Naftowy Orlen S.A.	6	121
Reliance Industries Limited	49	1,240
Reliance Industries Ltd.	185	6,272
Royal Dutch Shell PLC - Class A	10	225
Royal Dutch Shell PLC - Class B	6	135
Schlumberger Ltd.	3	76
SK innovation Co., Ltd. (a)	1	224
TC Energy Corporation	3	130
Total SA (e)	3	126
Valero Energy Corporation	204	14,402
Woodside Petroleum Ltd.	18	314
		122,645
Consumer Staples 2.4%
Alimentation Couche-Tard Inc. - Class B	3	133
Amorepacific Corporation	47	6,972
Anhui Gujing Distillery Co., Ltd. - Class B	2	29
British American Tobacco P.L.C.	3	102
Brown-Forman Corp. - Class B	2	150
China Feihe Limited (b)	136	231
Coca-Cola European Partners PLC (a)	1	56
Colgate-Palmolive Co.	1	62
Constellation Brands, Inc. - Class A	6	1,183
Costco Wholesale Corporation (a)	54	24,213
Dali Foods Group Company Limited (b)	94	56
Danone	168	11,445
Diageo PLC	14	694
Estee Lauder Cos. Inc. - Class A	5	1,433
Foshan Haitian Flavoring & Food Co., Ltd - Class A (a)	41	697
George Weston Ltd.	1	82
Grupo Bimbo SAB de CV - Class A	54	151
Guangdong Marubi Biotechnology Co., Ltd. - Class A (a)	47	269
Heineken Holding N.V.	1	100
Hengan International Group Co. Ltd.	16	85
Hormel Foods Corp.	4	159
Jeronimo Martins, SGPS, S.A.	44	862
Kao Corp.	9	512
Keurig Dr Pepper Inc. (a)	1	46
Kirin Holdings Co. Ltd.	13	239
Koninklijke Ahold Delhaize N.V.	7	241
Kose Corp.	29	3,506
LG Household & Health Care Ltd.	—	62
Loblaw Cos. Ltd.	1	89
Monster Beverage 1990 Corporation (a)	10	925
Nestle SA - Class N	26	3,128
Nongfu Spring Co., Ltd. - Class H (b)	25	125
PepsiCo, Inc. (a)	17	2,500
Pernod-Ricard SA	1	266
Philip Morris International Inc.	1	93
Procter & Gamble Co. (a)	—	47
Reckitt Benckiser Group PLC	—	36
Saputo Inc.	5	124
Seven & I Holdings Co., Ltd.	2	100
Smoore International Holdings Limited (b)	6	28
Sun Art Retail Group Limited (e)	133	61
Suntory Beverage & Food Limited	1	37
Sysco Corp.	2	136
The Kroger Co.	11	450
Tingyi Cayman Islands Holding Corp.	112	208
Tsingtao Brewery Co.,Ltd. - Class H	4	31
Unilever PLC	381	20,566
Uni-President Enterprises Corp.	322	786
Walmart Inc.	75	10,392
Want Want China Holdings Limited	957	723
Yifeng Pharmacy Chain Co., Ltd. - Class A (a)	83	667
YiHai International Holdings Limited (e)	161	897
		96,185
Utilities 1.8%
American Electric Power Company, Inc. (a)	1	111
American Water Works Company, Inc.	15	2,606
Brookfield Renewable Corporation - Class A	2	67
CLP Holdings Ltd.	50	481
Consolidated Edison, Inc.	1	46
Dominion Energy, Inc.	—	31
Duke Energy Corporation	1	76
Electricite de France	15	191
Endesa SA	12	245
Enel SpA	1,967	15,094
ENGIE Brasil Energia S.A. (a)	24	164
ENN Energy Holdings Ltd.	44	719
Eversource Energy	1	85
Hong Kong & China Gas Co. Ltd.	16	24
Huaneng Power International, Inc. - Class H (e)	112	60
Iberdrola, Sociedad Anonima	38	377
National Grid PLC	10	123
NextEra Energy, Inc.	384	30,114
Sempra Energy	175	22,150
The Southern Company	1	88
Xcel Energy Inc. (a)	2	118
		72,970
Real Estate 0.9%
American Tower Corporation	104	27,568
China Evergrande Group (e)	497	188
Crown Castle International Corp.	4	751
Equity Residential	2	198
Goodman Funding Pty Ltd	7	103
Hang Lung Properties Ltd.	493	1,123
Hysan Development Co. Ltd.	115	375
KE Holdings Inc - Class A - ADR (a)	4	80
ProLogis Inc.	4	508
Public Storage	—	97
SBA Communications Corporation (a)	2	518
Starwood Property Trust, Inc.	79	1,925
Welltower Inc.	1	79
Weyerhaeuser Company	64	2,293
		35,806
Total Common Stocks (cost $2,155,204)		2,663,295
GOVERNMENT AND AGENCY OBLIGATIONS 6.9%
Sovereign 3.7%
Bahrain Government International Bond
6.75%, 09/20/29 (b)	683	733
Cabinet of Ministers of Ukraine
7.75%, 09/01/23 (b)	200	214
8.99%, 02/01/24 (b)	514	565
7.25%, 03/15/33 (f)	552	559
Cabinet Office, Government of Japan
0.40%, 09/20/49, JPY	1,904,650	16,086
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	184	182
1.86%, 12/01/32	406	367
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	138	173
Estado Espanol
0.50%, 10/31/31, EUR	7,178	8,350
3.45%, 07/30/66, EUR	11,798	20,954
Ghana, Government of
6.38%, 02/11/27 (b)	200	189
7.75%, 04/07/29 (f)	294	280
8.63%, 04/07/34 (f)	250	238
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (f)	394	443
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	335	365
2.66%, 05/24/31	514	495
Government of the Republic of Panama
3.16%, 01/23/30	713	736
4.50%, 04/16/50	275	300
Greek Parliament
2.00%, 04/22/27, EUR (b) (e)	6,977	8,908

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Ministerul Finantelor Publice
6.13%, 01/22/44 (f)	276	362
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (f)	254	289
Ministry of Finance of the Russian Federation
4.25%, 06/23/27 (b)	400	447
Ministry of Finance People's Republic of China
2.68%, 05/21/30, CNY	254,280	38,412
3.27%, 11/19/30, CNY	64,880	10,321
3.02%, 05/27/31, CNY	46,740	7,322
Morocco, Kingdom of
3.00%, 12/15/32 (f)	391	371
Oman Government International Bond
6.50%, 03/08/47 (b)	305	296
Presidencia Da Republica Federativa Do Brasil
0.00%, 07/01/24, BRL (h)	90,281	12,688
Presidencia De La Nacion
1.00%, 07/09/29	573	210
0.50%, 07/09/30 (i)	5,456	1,889
1.13%, 07/09/35 (i)	6,725	2,159
2.00%, 01/09/38 (i)	2,278	877
2.50%, 07/09/41 (i)	829	301
Presidencia de la República de Colombia
4.50%, 01/28/26	365	391
3.13%, 04/15/31	759	712
4.13%, 05/15/51	200	171
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (b)	524	590
4.50%, 01/30/30 (f)	437	446
4.88%, 09/23/32 (f)	432	442
6.40%, 06/05/49 (b)	256	272
Republik Osterreich
2.10%, 09/20/17, EUR (f)	3,606	6,680
Saudi Arabia Government International Bond
4.50%, 04/17/30 (b)	281	330
Saudi Arabia, Kingdom of
4.63%, 10/04/47 (b)	200	235
The Arab Republic of Egypt
5.75%, 05/29/24 (f)	351	365
5.88%, 06/11/25 (b) (e)	462	480
7.60%, 03/01/29 (b)	477	495
8.50%, 01/31/47 (f)	531	514
The Republic of Indonesia, The Government of
4.10%, 04/24/28	665	746
		148,950
Mortgage-Backed Securities 3.1%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 10/15/51 (j)	119,783	123,513
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.94%, 05/25/29 (k)	9,337	470
Interest Only, Series XFX-KL06, REMIC, 1.47%, 12/25/29 (k)	1,350	120
Interest Only, Series X1-K105, REMIC, 1.64%, 01/25/30 (k)	5,632	622
Interest Only, Series X1-K109, REMIC, 1.70%, 04/25/30 (k)	2,397	278
Interest Only, Series X1-K110, REMIC, 1.81%, 04/25/30 (k)	2,093	257
Interest Only, Series X1-K116, REMIC, 1.53%, 07/25/30 (k)	1,218	129
Interest Only, Series 2020-X1-K120, REMIC, 1.13%, 10/25/30 (k)	7,768	617
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.82%, 09/25/30 (k)	331	384
		2,877
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2021-B1-HQA1, REMIC, 3.05%, (SOFR 30-Day Average + 3.00%), 08/25/33 (k)	644	653
Series 2021-B1-DNA2, REMIC, 3.45%, (SOFR 30-Day Average + 3.40%), 08/25/33 (k)	372	385
Series 2021-B2-HQA1, REMIC, 5.05%, (SOFR 30-Day Average + 5.00%), 08/25/33 (k)	386	398
Series 2021-B2-DNA2, REMIC, 6.05%, (SOFR 30-Day Average + 6.00%), 08/25/33 (k)	336	382
Series 2021-B1-DNA3, REMIC, 3.55%, (SOFR 30-Day Average + 3.50%), 10/25/33 (k)	858	899
		2,717
Total Government And Agency Obligations (cost $290,299)		278,057
CORPORATE BONDS AND NOTES 5.0%
Consumer Discretionary 0.8%
Affinity Gaming
6.88%, 12/15/27 (f)	408	429
Algeco Global Finance PLC
6.50%, 02/15/23, EUR (b)	4,814	5,667
Aramark Services, Inc.
5.00%, 02/01/28 (f)	89	92
Ashton Woods USA L.L.C.
4.63%, 08/01/29 (f)	220	222
Azul Investments LLP
5.88%, 10/26/24 (b)	200	189
7.25%, 06/15/26 (f)	295	283
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (f)	52	55
5.00%, 06/15/29 (f)	304	311
Caesars Entertainment, Inc.
4.63%, 10/15/29 (f)	324	329
Carnival Corporation
11.50%, 04/01/23 (f)	116	130
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (e) (f)	240	227
Cedar Fair, L.P.
5.38%, 04/15/27	43	44
5.25%, 07/15/29	42	43
Churchill Downs Incorporated
5.50%, 04/01/27 (f)	51	53
Colt Merger Sub, Inc.
5.75%, 07/01/25 (f)	425	448
Constellation Automotive Financing PLC
4.88%, 07/15/27, GBP (f)	540	723
Deuce Finco PLC
5.50%, 06/15/27, GBP (f)	2,223	3,043
Douglas GmbH
6.00%, 04/08/26, EUR (f)	2,577	3,027
Eldorado Resorts, Inc.
6.25%, 07/01/25 (f)	2,096	2,208
8.13%, 07/01/27 (e) (f)	1,220	1,371
Full House Resorts, Inc.
8.25%, 02/15/28 (f)	132	142
General Motors Financial Company, Inc.
5.70%, (100, 09/30/30) (l)	533	614
2.70%, 08/20/27	1,298	1,348
Gol Finance LLP
7.00%, 01/31/25 (f)	200	190
8.00%, 06/30/26 (f)	200	201
Grupo Axo, S.A.P.I. de C.V.
5.75%, 06/08/26 (f)	200	205
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (f)	2,298	2,265
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	50	52
International Game Technology PLC
6.50%, 02/15/25 (f)	200	223
Kirk Beauty SUN GmbH
8.25%, 10/01/26, EUR (f) (m)	1,286	1,508
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (f)	1,121	1,187
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (f)	734	748
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (f)	250	266
Party City Holdings Inc.
8.75%, 02/15/26 (e) (f)	285	298

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (f)	200	200
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (f)	395	424
Sani/Ikos Financial Holdings 1 S.a r.l.
5.63%, 12/15/26, EUR (f)	1,224	1,446
Six Flags Operations Inc.
4.88%, 07/31/24 (f)	82	83
SRS Distribution Inc.
4.63%, 07/01/28 (f)	166	169
The New Home Company Inc.
7.25%, 10/15/25 (f)	391	411
The William Carter Company
5.63%, 03/15/27 (f)	43	45
Vivo Energy Investments B.V.
5.13%, 09/24/27 (f)	275	291
Wheel Bidco Limited
6.75%, 07/15/26, GBP (f)	628	858
Wyndham Destinations, Inc.
6.63%, 07/31/26 (f)	315	359
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (f)	135	141
		32,568
Financials 0.8%
Ally Financial Inc.
4.70%, (100, 05/15/26) (l)	581	607
American Express Company
3.55%, (100, 09/15/26) (l)	604	614
Aviation Capital Group LLC
1.95%, 09/20/26 (f)	639	633
Banco Bilbao Vizcaya Argentaria, S.A.
6.13%, (100, 11/16/27) (l) (n)	200	218
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (f) (l)	200	214
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (f)	160	164
Banco Industrial S.A.
4.88%, 01/29/31 (f)	355	359
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (f) (l)	264	280
Banistmo S.A.
3.65%, 09/19/22 (b)	209	212
Bank Leumi le-Israel B.M.
3.28%, 01/29/31	379	388
Bank of America Corporation
5.13%, (100, 06/20/24) (l)	573	608
2.69%, 04/22/32	737	752
Barclays PLC
7.88%, (100, 03/15/22) (b) (l) (n)	588	603
BBVA Bancomer, S.A.
5.13%, 01/18/33 (b) (e)	267	277
Capital One Financial Corporation
3.95%, (100, 09/01/26) (l)	591	608
Citigroup Inc.
4.70%, (100, 01/30/25) (l)	588	603
4.41%, 03/31/31	986	1,138
2.56%, 05/01/32	545	549
Credit Suisse AG
3.00%, 11/12/21, CHF (n)	800	921
Credit Suisse Group AG
6.38%, (100, 08/21/26) (f) (l)	1,138	1,250
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (n)	520	537
Energuate Trust
5.88%, 05/03/27 (f)	379	393
Garfunkelux Holdco 3 S.A.
6.75%, 11/01/25, EUR (f)	820	991
7.75%, 11/01/25, GBP (f)	1,394	1,963
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (f)	200	197
Intercorp Peru Ltd.
3.88%, 08/15/29 (f)	200	196
Intesa Sanpaolo S.p.A.
7.70%, (100, 09/17/25) (f) (l)	531	601
JPMorgan Chase & Co.
4.60%, (100, 02/01/25) (l)	589	603
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (f)	155	160
Morgan Stanley
3.74%, (3 Month USD LIBOR + 3.61%), (100, 10/15/21) (k) (l)	1,618	1,629
Muthoot Finance Limited
6.13%, 10/31/22 (f)	200	206
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (f)	299	308
5.13%, 12/15/30 (f)	183	184
NBK Tier 1 Financing Limited
3.63%, (100, 02/24/27) (f) (l)	200	200
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (f)	367	370
Outfront Media Capital Corporation
5.00%, 08/15/27 (f)	51	52
Petrobras Global Finance B.V.
5.30%, 01/27/25	149	166
6.00%, 01/27/28	218	246
Prudential Financial, Inc.
5.88%, 09/15/42	1,233	1,280
5.63%, 06/15/43	851	906
Quicken Loans Inc.
5.25%, 01/15/28 (f)	76	82
Quicken Loans, LLC
3.63%, 03/01/29 (f)	1,777	1,797
3.88%, 03/01/31 (f)	1,360	1,372
Societe Generale
5.38%, (100, 11/18/30) (f) (l) (n)	565	606
The Charles Schwab Corporation
4.00%, (100, 06/01/26) (l)	581	604
The Goldman Sachs Group, Inc.
3.80%, (100, 05/10/26) (l)	599	614
2.62%, 04/22/32	1,561	1,579
UBS Group Funding (Switzerland) AG
7.00%, (100, 01/31/24) (f) (l)	553	602
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (f)	1,654	1,668
USB Capital IX
3.50%(3 Month USD LIBOR + 1.02%), (k) (l)	594	584
XP Inc.
3.25%, 07/01/26 (f)	296	288
		31,982
Communication Services 0.6%
AMC Networks, Inc.
5.00%, 04/01/24	32	32
4.75%, 08/01/25	65	67
Avaya, Inc.
6.13%, 09/15/28 (f)	930	978
CenturyLink, Inc.
5.13%, 12/15/26 (f)	1,025	1,063
Charter Communications Operating, LLC
2.80%, 04/01/31	1,152	1,155
3.90%, 06/01/52	854	852
Connect Finco SARL
6.75%, 10/01/26 (f)	425	445
CSC Holdings, LLC
4.13%, 12/01/30 (f)	1,440	1,411
4.63%, 12/01/30 (f)	2,602	2,467
3.38%, 02/15/31 (f)	499	464
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	120	125
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	345	367
5.00%, 05/01/28 (f)	841	883
6.75%, 05/01/29 (f)	1,344	1,416
Frontier North Inc.
6.73%, 02/15/28	300	323
GCI, LLC
4.75%, 10/15/28 (f)	204	214

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
iHeartCommunications, Inc.
6.38%, 05/01/26	66	69
5.25%, 08/15/27 (f)	60	62
Kenbourne Invest S.A.
6.88%, 11/26/24 (f)	400	421
4.70%, 01/22/28 (f)	200	201
Level 3 Financing, Inc.
4.25%, 07/01/28 (f)	2,903	2,931
3.63%, 01/15/29 (f)	1,464	1,419
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (f)	372	384
Lumen Technologies Inc.
5.38%, 06/15/29 (f)	1,009	1,026
Millicom International Cellular SA
5.13%, 01/15/28 (b)	355	368
Nexstar Media Group, Inc.
4.75%, 11/01/28 (f)	459	476
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (m)	392	370
Playtika Holding Corp.
4.25%, 03/15/29 (f)	328	329
Radiate HoldCo, LLC
4.50%, 09/15/26 (f)	392	405
Sable International Finance Limited
5.75%, 09/07/27 (b)	252	264
Sirius XM Radio Inc.
5.00%, 08/01/27 (f)	127	133
5.50%, 07/01/29 (f)	107	116
4.13%, 07/01/30 (f)	1,060	1,066
TEGNA Inc.
4.75%, 03/15/26 (f)	297	310
VEON Holdings B.V.
4.00%, 04/09/25 (f)	284	298
Verizon Communications Inc.
3.55%, 03/22/51	470	496
3.70%, 03/22/61	504	532
Vodafone Group Public Limited Company
4.13%, 06/04/81 (e)	600	607
VTR Comunicaciones SpA
4.38%, 04/15/29 (f)	290	298
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (f)	390	388
		25,231
Health Care 0.5%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (f)	129	136
5.00%, 04/15/29 (f)	99	103
Avantor Funding, Inc.
4.63%, 07/15/28 (f)	340	358
Bausch Health Companies Inc.
4.88%, 06/01/28 (f)	532	552
Bio City Development Company B.V.
0.00%, 07/06/18 (a) (f) (g) (h) (n) (o)	600	48
Centene Corporation
4.25%, 12/15/27	208	218
2.45%, 07/15/28	1,378	1,385
2.63%, 08/01/31	924	917
DaVita Inc.
4.63%, 06/01/30 (f)	1,327	1,366
3.75%, 02/15/31 (f)	2,378	2,316
Emergent BioSolutions Inc.
3.88%, 08/15/28 (f)	57	55
HCA Inc.
5.38%, 02/01/25	752	840
5.88%, 02/01/29	75	90
3.50%, 09/01/30	677	717
Hologic, Inc.
3.25%, 02/15/29 (e) (f)	1,368	1,368
Marcolin S.p.A.
6.13%, 11/15/26, EUR (f)	1,590	1,893
Molina Healthcare, Inc.
3.88%, 11/15/30 (f)	207	218
Mozart Debt Merger Sub Inc
3.88%, 04/01/29 (f)	1,880	1,880
Select Medical Corporation
6.25%, 08/15/26 (f)	2,985	3,141
Teleflex Incorporated
4.63%, 11/15/27	42	44
Tenet Healthcare Corporation
4.63%, 09/01/24 - 06/15/28 (f)	173	179
4.88%, 01/01/26 (f)	172	178
6.25%, 02/01/27 (f)	128	133
4.25%, 06/01/29 (f)	2,601	2,642
UnitedHealth Group Incorporated
3.25%, 05/15/51	342	362
		21,139
Industrials 0.5%
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (f)	200	211
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (f)	362	378
Air Lease Corporation
3.13%, 12/01/30	791	808
ALFA, S.A.B. de C.V.
6.88%, 03/25/44 (f)	233	311
Avianca Holdings S.A.
9.00%, 03/31/22 (b) (m)	171	171
Bombardier Inc.
7.13%, 06/15/26 (f)	327	343
Carrier Global Corporation
3.58%, 04/05/50	663	703
Clean Harbors, Inc.
4.88%, 07/15/27 (f)	45	47
DAE Funding LLC
3.38%, 03/20/28 (f)	400	413
Ellaktor Value PLC
6.38%, 12/15/24, EUR (f)	2,425	2,754
Embraer Netherlands Finance B.V.
6.95%, 01/17/28 (f)	394	447
Fideicomiso F/80460
5.50%, 07/31/47 (b)	200	204
HTA Group Limited
7.00%, 12/18/25 (f)	546	574
Klabin Austria GmbH
3.20%, 01/12/31 (f)	200	191
Masonite International Corporation
5.38%, 02/01/28 (f)	39	41
Meritor, Inc.
4.50%, 12/15/28 (f)	12	12
Pitney Bowes Inc.
6.88%, 03/15/27 (e) (f)	1,014	1,070
7.25%, 03/15/29 (f)	875	922
Rumo Luxembourg SARL
5.88%, 01/18/25 (f)	351	363
Simpar Europe
5.20%, 01/26/31 (f)	307	307
Standard Industries Inc.
5.00%, 02/15/27 (f)	39	40
Summit Materials, LLC
5.25%, 01/15/29 (f)	88	93
Titan Holdings II B.V.
5.13%, 07/15/29, EUR (f)	956	1,122
TransDigm Inc.
6.25%, 03/15/26 (f)	5,607	5,863
United Rentals (North America), Inc.
5.50%, 05/15/27	86	90
4.88%, 01/15/28	138	146
Weekley Homes, LLC
4.88%, 09/15/28 (f)	459	478
		18,102
Real Estate 0.5%
Arabian Centres Company
5.63%, 10/07/26 (f)	300	312
Equinix, Inc.
2.50%, 05/15/31	331	333
Fideicomiso Fibra Uno
5.25%, 01/30/26 (f)	200	222

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Forestar Group Inc.
3.85%, 05/15/26 (f)	288	288
5.00%, 03/01/28 (f)	1,850	1,917
Hospitality Properties Trust
5.00%, 08/15/22	1,816	1,827
Iron Mountain Incorporated
5.25%, 07/15/30 (f)	887	941
4.50%, 02/15/31 (f)	1,641	1,667
MAF Sukuk Ltd
4.64%, 05/14/29 (b)	323	368
Mattamy Homes Limited
4.63%, 03/01/30 (f)	698	714
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	91	99
3.88%, 02/15/29 (f)	522	555
MPT Operating Partnership, L.P.
5.00%, 10/15/27	118	124
Park Intermediate Holdings LLC
5.88%, 10/01/28 (f)	161	170
4.88%, 05/15/29 (f)	1,021	1,048
Service Properties Trust
4.50%, 06/15/23	1,326	1,352
7.50%, 09/15/25	181	203
The Howard Hughes Corporation
5.38%, 08/01/28 (f)	1,075	1,135
4.13%, 02/01/29 (f)	579	580
4.38%, 02/01/31 (f)	637	641
VICI Properties Inc.
3.50%, 02/15/25 (f)	567	579
3.75%, 02/15/27 (f)	545	564
4.13%, 08/15/30 (f)	650	691
XHR LP
6.38%, 08/15/25 (f)	1,314	1,393
4.88%, 06/01/29 (f)	154	159
		17,882
Energy 0.4%
Blue Racer Midstream, LLC
7.63%, 12/15/25 (f)	162	175
Bristow Group Inc.
6.88%, 03/01/28 (f)	698	727
Buckeye Partners, L.P.
4.35%, 10/15/24	179	188
4.13%, 03/01/25 (f)	883	915
Centennial Resource Production, LLC
5.38%, 01/15/26 (e) (f)	100	98
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (f)	101	101
Cheniere Energy, Inc.
5.63%, 10/01/26	93	96
4.63%, 10/15/28	354	373
Chesapeake Energy Corporation
5.50%, 02/01/26 (f)	790	828
5.88%, 02/01/29 (f)	145	155
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27 (f)	248	256
CrownRock, L.P.
5.63%, 10/15/25 (f)	88	90
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (f)	41	43
5.75%, 01/30/28 (f)	77	81
Energean Israel Finance Ltd
4.88%, 03/30/26 (b)	91	94
Genesis Energy, L.P.
8.00%, 01/15/27	187	189
Geopark Limited
5.50%, 01/17/27 (f)	215	213
Great Western Financial Corporation
12.00%, 09/01/25 (f)	175	178
India Green Energy Holdings
5.38%, 04/29/24 (f)	432	449
Leviathan Bond Ltd
5.75%, 06/30/23 (b)	68	71
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (f)	285	287
NuStar Logistics, L.P.
5.75%, 10/01/25	1,356	1,462
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,650
OQ SAOC
5.13%, 05/06/28 (f)	377	382
Parsley Energy, LLC
5.63%, 10/15/27 (f)	59	63
Petróleos Mexicanos
6.50%, 03/13/27	544	577
6.35%, 02/12/48	165	139
PT Pertamina (Persero)
3.65%, 07/30/29 (b)	438	468
Puma International Financing S.A.
5.13%, 10/06/24 (f)	200	201
5.00%, 01/24/26 (f)	200	200
Rattler Midstream LP
5.63%, 07/15/25 (f)	250	261
Reg Biofuels, LLC
5.88%, 06/01/28 (f)	157	162
Saudi Arabian Oil Company
2.25%, 11/24/30 (f)	385	378
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (f)	86	88
SM Energy Company
10.00%, 01/15/25 (f)	873	974
Sunoco LP
6.00%, 04/15/27	50	52
4.50%, 05/15/29	191	194
Tap Rock Resources LLC
7.00%, 10/01/26 (f)	1,575	1,613
Targa Resource Corporation
5.88%, 04/15/26	85	89
5.38%, 02/01/27	42	43
6.50%, 07/15/27	68	73
6.88%, 01/15/29	69	77
4.00%, 01/15/32 (f)	1,691	1,747
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (b)	263	288
		16,788
Materials 0.4%
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (b)	200	217
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42 (b)	334	370
EQUATE Petrochemical B.V.
2.63%, 04/28/28 (f)	200	201
First Quantum Minerals Ltd
6.88%, 10/15/27 (f)	663	701
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (f)	1,856	2,098
Joseph T. Ryerson & Son, Inc.
8.50%, 08/01/28 (f)	95	106
KME AG
6.75%, 02/01/23, EUR (b)	1,859	2,033
OCP S.A.
3.75%, 06/23/31 (f)	355	354
Quintis Ltd
7.50%, 10/01/26 (f) (g) (m)	468	468
0.00%, 10/01/28 (f) (g) (i) (m)	7,017	7,017
Sasol Financing USA LLC
5.50%, 03/18/31	320	328
Suzano Austria GmbH
3.75%, 01/15/31 (i)	200	206
Vale Overseas Ltd
3.75%, 07/08/30	200	207
		14,306
Consumer Staples 0.2%
AMN Healthcare, Inc.
4.00%, 04/15/29 (f)	129	133
Anadolu Efes Biracilik Ve Malt San.A.S.
3.38%, 06/29/28 (f)	200	203

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
APCOA Parking Holdings GmbH
5.00%, (3 Month EURIBOR + 5.00%), 01/15/27, EUR (f) (k)	2,072	2,430
Atento Luxco 1
8.00%, 02/10/26 (f)	100	109
China Milk Products Group Limited
0.00%, 01/05/12 (a) (h) (n) (o)	100	—
Cydsa, S.A.B. de C.V.
6.25%, 10/04/27 (f)	340	354
Darling Ingredients Inc.
5.25%, 04/15/27 (f)	43	45
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (f)	200	209
Grupo Bimbo S.A.B. de C.V.
5.95%, (100, 04/17/23) (f) (l)	300	314
Jaguar Holding Company II
5.00%, 06/15/28 (f)	113	122
JBS USA Finance, Inc.
6.75%, 02/15/28 (f)	81	88
JBS USA Food Company
6.50%, 04/15/29 (f)	126	141
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (f)	70	72
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (f)	71	73
MHP SE SA
7.75%, 05/10/24 (f)	327	354
Picard Groupe
5.38%, 07/01/27, EUR (f)	1,280	1,493
Pilgrim's Pride Corporation
5.88%, 09/30/27 (f)	73	77
REI Agro Limited
0.00%, 11/13/14 (a) (b) (n) (o)	628	—
0.00%, 11/13/14 (a) (f) (n) (o)	185	—
Rite Aid Corporation
7.50%, 07/01/25 (f)	119	119
Safeway Inc.
3.50%, 03/15/29 (f)	1,847	1,840
The Central America Bottling Corporation
5.75%, 01/31/27 (b)	200	203
		8,379
Utilities 0.2%
Edison International
5.38%, (100, 03/09/26) (l)	601	621
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (f)	335	333
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (b)	199	207
Genneia S.A.
8.75%, 09/02/27 (f)	349	335
Inkia Energy Limited
5.88%, 11/09/27 (b) (e)	300	312
NRG Energy, Inc.
5.75%, 01/15/28	70	74
5.25%, 06/15/29 (f)	58	62
Pacific Gas And Electric Company
2.10%, 08/01/27	730	712
5.00%, 07/01/28 (e)	1,554	1,583
5.25%, 07/01/30	155	159
4.50%, 07/01/40	538	550
Star Energy Geothermal Darajat II Limited
4.85%, 10/14/38 (f)	259	289
Talen Energy Supply, LLC
7.63%, 06/01/28 (f)	1,215	1,147
Vistra Operations Company LLC
5.63%, 02/15/27 (f)	1,716	1,776
5.00%, 07/31/27 (f)	110	114
		8,274
Information Technology 0.1%
Broadcom Inc.
1.95%, 02/15/28 (f)	204	201
CommScope Holding Company, Inc.
6.00%, 06/15/25 (f)	545	553
Inspired Entertainment (Financing) PLC
7.88%, 06/01/26, GBP (f)	1,146	1,590
LogMeIn, Inc.
5.50%, 09/01/27 (f)	260	264
Oracle Corporation
3.95%, 03/25/51	760	802
Sabre GLBL Inc.
9.25%, 04/15/25 (f)	545	630
Xerox Holdings Corporation
5.00%, 08/15/25 (f)	331	348
		4,388
Total Corporate Bonds And Notes (cost $198,539)		199,039
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.5%
1211 Avenue of the Americas Trust 2015-1211
Series 2015-D-1211, REMIC, 4.28%, 08/12/25 (k)	665	696
Accesslex Institute
Series 2007-A3-A, 0.43%, (3 Month USD LIBOR + 0.30%), 05/25/36 (k)	424	418
ACRES Commercial Realty 2021-FL1 Ltd
Series 2021-A-FL1, 1.29%, (1 Month USD LIBOR + 1.20%), 02/18/26 (k)	1,300	1,300
AGL CLO 5 Ltd
Series 2020-A2R-5A, 1.55%, (3 Month USD LIBOR + 1.40%), 07/20/34 (k)	250	250
Series 2020-BR-5A, 1.85%, (3 Month USD LIBOR + 1.70%), 07/20/34 (k)	267	267
AGL CLO 7 Ltd
Series 2020-AR-7A, 1.32%, (3 Month USD LIBOR + 1.20%), 07/17/34 (k)	250	250
AGL CLO Ltd
Series 2021-A1-12A, 1.29%, (3 Month USD LIBOR + 1.16%), 07/20/34 (k)	430	430
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/26/60 (i)	4,354	4,393
Series 2021-A2-E, REMIC, 2.69%, 12/26/60 (i)	502	495
Series 2021-M1-E, REMIC, 2.94%, 12/26/60 (i)	203	203
Series 2021-B1-E, REMIC, 3.73%, 12/26/60 (i)	332	333
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 3.18%, (1 Month USD LIBOR + 3.10%), 04/15/26 (k)	817	820
Anchorage Capital CLO 17 Ltd
Series 2021-A1-17A, 1.32%, (3 Month USD LIBOR + 1.17%), 07/15/34 (k)	283	283
AOA 2015-1177 Mortgage Trust
Series 2015-C-1177, REMIC, 3.11%, 12/15/21 (k)	447	446
Apidos CLO XV
Series 2013-A1RR-15A, 1.14%, (3 Month USD LIBOR + 1.01%), 04/21/31 (k)	275	275
Aqueduct European CLO 4 - 2019 Designated Activity Company
Series 2019-B1-4X, 1.80%, (3 Month EURIBOR + 1.80%), 07/15/32, EUR (b) (k)	100	116
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	214
Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd.
Series 2021-A-FL2, 1.19%, (1 Month USD LIBOR + 1.10%), 05/15/36 (k)	937	938
Ares LV CLO Ltd
Series 2020-BR-55A, 1.82%, (3 Month USD LIBOR + 1.70%), 07/17/34 (k)	424	425
Avoca CLO XVII Designated Activity Company
Series AR-17X, 0.96%, (3 Month EURIBOR + 0.96%), 10/15/32, EUR (b) (k)	103	119
Bain Capital Credit
Series 2017-BR-1A, 1.63%, (3 Month USD LIBOR + 1.50%), 07/20/30 (k)	350	350
Bain Capital Credit CLO 2020-2, Limited
Series 2020-BR-2A, 1.83%, (3 Month USD LIBOR + 1.70%), 07/19/34 (k)	300	300
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.72%, 04/16/25 (k)	130	136

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Bank 2017-BNK8
Series 2017-B-BNK8, REMIC, 4.06%, 11/17/27 (k)	237	258
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	302	333
Bankers Healthcare Group Securitization Trust 2020
Series 2020-C-A, 5.17%, 09/17/31	110	113
Battalion CLO Ltd
Series 2020-A1-18A, 1.93%, (3 Month USD LIBOR + 1.80%), 10/15/32 (k)	264	264
Series 2020-B-18A, 2.43%, (3 Month USD LIBOR + 2.30%), 10/15/32 (k)	264	264
Series 2021-A-20A, 1.30%, (3 Month USD LIBOR + 1.18%), 07/15/34 (k)	285	285
Battalion CLO X Ltd.
Series 2016-A1R2-10A, 1.30%, (3 Month USD LIBOR + 1.17%), 01/25/35 (k)	347	347
Series 2016-A2R2-10A, 1.68%, (3 Month USD LIBOR + 1.55%), 01/25/35 (k)	250	251
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 0.42%, (1 Month USD LIBOR + 0.34%), 10/25/36 (i) (k)	85	80
BBCMS Mortgage Trust
Series 2017-E-DELC, REMIC, 2.58%, (1 Month USD LIBOR + 2.50%), 08/15/36 (i) (k)	261	260
Series 2018-C-TALL, REMIC, 1.20%, (1 Month USD LIBOR + 1.12%), 03/16/37 (i) (k)	744	728
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.39%, 02/18/54 (k)	8,414	788
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	780	811
Interest Only, Series 2021-XA-B25, REMIC, 1.23%, 04/17/54 (k)	4,514	385
Benefit Street Partners CLO II, Ltd.
Series 2013-A2R2-IIA, 1.63%, (3 Month USD LIBOR + 1.45%), 07/16/29 (k)	290	290
Benefit Street Partners CLO Ltd
Series 2015-A-VIBR, 1.32%, (3 Month USD LIBOR + 1.19%), 07/20/34 (k)	250	250
BHG Securitization Trust 2021-A
Series 2021-A-A, REMIC, 1.42%, 11/17/33	656	654
Series 2021-B-A, REMIC, 2.79%, 11/17/33	100	102
BHMS
Series 2018-A-ATLS, REMIC, 1.33%, (1 Month USD LIBOR + 1.25%), 07/16/35 (k)	1,034	1,035
Series 2018-C-ATLS, REMIC, 1.98%, (1 Month USD LIBOR + 1.90%), 07/16/35 (k)	459	459
BlueMountain CLO Ltd
Series 2021-A-28A, 1.39%, (3 Month USD LIBOR + 1.26%), 04/17/34 (k)	150	150
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 1.63%, (3 Month USD LIBOR + 1.50%), 07/15/31 (k)	252	252
Brex Commercial Charge Card Master Trust
Series 2021-A-1, 2.09%, 07/17/23	860	869
BSST 2021-SSCP Mortgage Trust
Series 2021-B-SSCP, 1.20%, 04/15/36 (k)	724	724
Series 2021-C-SSCP, 1.45%, 04/15/36 (k)	903	903
Series 2021-D-SSCP, 1.70%, 04/15/36 (k)	828	828
Series 2021-E-SSCP, 2.20%, 04/15/36 (k)	717	717
Series 2021-F-SSCP, 3.00%, 04/15/36 (k)	686	686
Series 2021-G-SSCP, 3.90%, 04/15/36 (k)	785	785
Series 2021-H-SSCP, 5.00%, 04/15/36 (k)	550	550
BWAY 2013-1515 Mortgage Trust
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	604
BX Commercial Mortgage Trust
Series 2018-E-BIOA, REMIC, 2.03%, (1 Month USD LIBOR + 1.95%), 03/16/37 (k)	1,397	1,397
BX Commercial Mortgage Trust 2018-BIOA
Series 2018-B-BIOA, REMIC, 0.95%, (1 Month USD LIBOR + 0.87%), 03/15/37 (k)	100	100
Series 2018-F-BIOA, REMIC, 2.55%, (1 Month USD LIBOR + 2.47%), 03/15/37 (k)	1,169	1,170
Series 2018-D-BIOA, REMIC, 1.40%, (1 Month USD LIBOR + 1.32%), 03/16/37 (k)	424	424
BX Commercial Mortgage Trust 2018-IND
Series 2018-G-IND, REMIC, 2.13%, (1 Month USD LIBOR + 2.05%), 11/15/35 (k)	597	597
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 1.00%, (1 Month USD LIBOR + 0.92%), 10/15/21 (k)	349	349
Series 2019-G-XL, REMIC, 2.38%, (1 Month USD LIBOR + 2.30%), 10/15/21 (k)	1,303	1,306
Series 2019-J-XL, REMIC, 2.73%, (1 Month USD LIBOR + 2.65%), 10/15/21 (k)	2,210	2,214
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-D-BXLP, REMIC, 1.33%, (1 Month USD LIBOR + 1.25%), 12/15/21 (k)	316	316
Series 2020-F-BXLP, REMIC, 2.08%, (1 Month USD LIBOR + 2.00%), 12/15/21 (k)	390	390
Series 2020-G-BXLP, REMIC, 2.58%, (1 Month USD LIBOR + 2.50%), 12/15/21 (k)	456	454
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	246
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 3.33%, (1 Month USD LIBOR + 3.25%), 10/15/25 (k)	210	210
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 2.88%, (1 Month USD LIBOR + 2.80%), 06/15/23 (k)	2,610	2,614
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 2.88%, (1 Month USD LIBOR + 2.80%), 05/15/26 (k)	1,942	1,947
BX Trust
Series 2021-E-MFM1, REMIC, 2.33%, (1 Month USD LIBOR + 2.25%), 01/17/23 (k)	510	510
Series 2021-F-MFM1, REMIC, 3.08%, (1 Month USD LIBOR + 3.00%), 01/17/23 (k)	780	781
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (k)	1,238	1,312
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (k)	1,735	1,782
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 2.23%, (1 Month USD LIBOR + 2.15%), 12/15/37 (k)	336	336
Canyon Capital CLO 2019-1 Ltd
Series 2019-A1R-1A, 1.23%, (3 Month USD LIBOR + 1.10%), 04/15/32 (k)	250	250
Series 2019-BR-1A, 1.83%, (3 Month USD LIBOR + 1.70%), 04/15/32 (k)	250	250
Canyon CLO 2020-3, Ltd
Series 2020-B-3A, 1.83%, (3 Month USD LIBOR + 1.70%), 01/17/34 (k)	250	250
Catskill Park CLO Ltd
Series 2017-A1B-1A, 1.48%, (3 Month USD LIBOR + 1.35%), 04/20/29 (k)	254	254
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (k)	132	140
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 1.18%, (3 Month USD LIBOR + 1.05%), 04/20/34 (k)	200	200
CFCRE Trust
Series 2018-C-TAN, REMIC, 5.29%, 02/17/23	166	171
CFCRE Trust 2018-TAN
Series 2018-E-TAN, REMIC, 6.45%, 02/17/23 (k)	184	189
Chenango Park CLO Ltd
Series 2018-A2-1A, 1.68%, (3 Month USD LIBOR + 1.55%), 04/15/30 (k)	264	264
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 1.05%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (b) (k)	100	115
CIFC Funding Ltd.
Series 2015-BRR-1A, 1.59%, (3 Month USD LIBOR + 1.45%), 01/22/31 (k)	250	250
Series 2018-A-1A, 1.13%, (3 Month USD LIBOR + 1.00%), 04/18/31 (k)	250	250

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Series 2013-A1-3RA, 1.11%, (3 Month USD LIBOR + 0.98%), 04/24/31 (k)	250	250
Series 2014-BR2-3A, 1.94%, (3 Month USD LIBOR + 1.80%), 10/22/31 (k)	350	349
Series 2021-A-4A, 1.17%, (3 Month USD LIBOR + 1.05%), 07/15/33 (k)	281	281
Citigroup Commercial Mortgage Trust
Series 2014-AS-GC23, REMIC, 3.86%, 07/12/24	848	909
Citigroup Commercial Mortgage Trust 2014-GC19
Series 2014-D-GC19, REMIC, 5.26%, 03/12/47 (k)	194	206
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-A4-C6, REMIC, 4.41%, 11/13/28	306	356
COMM Mortgage Trust
Series 2014-C-CR17, REMIC, 4.95%, 05/10/24 (k)	308	322
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	608	645
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 1.14%, (1 Month USD LIBOR + 1.05%), 11/25/35 (i) (k)	67	63
Cook Park CLO, Ltd.
Series 2018-B-1A, 1.53%, (3 Month USD LIBOR + 1.40%), 04/17/30 (k)	258	258
CORE 2019-CORE Mortgage Trust
Series 2019-F-CORE, REMIC, 2.43%, (1 Month USD LIBOR + 2.35%), 12/15/31 (k)	246	241
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, REMIC, 1.06%, (1 Month USD LIBOR + 0.98%), 05/15/36 (k)	171	171
Series 2019-C-ICE4, REMIC, 1.51%, (1 Month USD LIBOR + 1.43%), 05/15/36 (k)	283	283
Series 2019-D-ICE4, REMIC, 1.68%, (1 Month USD LIBOR + 1.60%), 05/15/36 (k)	960	961
Series 2019-E-ICE4, REMIC, 2.23%, (1 Month USD LIBOR + 2.15%), 05/15/36 (k)	810	811
Crown Point CLO 10 Ltd
Series 2021-A-10A, 1.30%, (3 Month USD LIBOR + 1.17%), 07/20/34 (k)	283	285
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.80%, 11/18/25 (k)	196	208
CSAIL Commercial Mortgage Trust
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	1,802	1,855
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.31%, (1 Month USD LIBOR + 1.23%), 05/15/36 (k)	274	274
Series 2019-F-ICE4, REMIC, 2.73%, (1 Month USD LIBOR + 2.65%), 05/15/36 (k)	1,250	1,252
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	617	632
DBGS 2018-BIOD Mortgage Trust
Series 2018-B-BIOD, REMIC, 0.97%, (1 Month USD LIBOR + 0.89%), 05/15/35 (i) (k)	97	98
Series 2018-D-BIOD, REMIC, 1.38%, (1 Month USD LIBOR + 1.30%), 05/15/35 (i) (k)	293	293
Series 2018-F-BIOD, REMIC, 2.08%, (1 Month USD LIBOR + 2.00%), 05/15/35 (i) (k)	1,197	1,197
DBWF 2018-GLKS Mortgage Trust
Series 2018-B-GLKS, REMIC, 1.43%, (1 Month USD LIBOR + 1.35%), 12/19/25 (k)	344	343
Series 2018-C-GLKS, REMIC, 1.83%, (1 Month USD LIBOR + 1.75%), 12/19/25 (k)	250	250
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 1.78%, (3 Month USD LIBOR + 1.65%), 07/15/30 (k)	250	250
Dryden 60 CLO, Ltd.
Series 2018-A-60A, 1.18%, (3 Month USD LIBOR + 1.05%), 07/15/31 (k)	250	250
Dryden 77 CLO, Ltd.
Series 2020-AR-77A, 1.26%, (3 Month USD LIBOR + 1.12%), 05/22/34 (k)	258	258
Dryden Senior Loan Fund
Series 2021-A1-87A, 1.24%, (3 Month USD LIBOR + 1.10%), 05/22/34 (k)	105	105
Elmwood CLO II Ltd
Series 2019-BR-2A, 1.78%, (3 Month USD LIBOR + 1.65%), 04/20/34 (k)	350	350
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 2.35%, (1 Month USD LIBOR + 2.25%), 07/17/23 (k)	2,338	2,358
Series 2021-E-ESH, REMIC, 2.95%, (1 Month USD LIBOR + 2.85%), 07/17/23 (k)	1,512	1,527
Flatiron CLO 21 Ltd
Series 2021-A1-1A, 1.24%, (3 Month USD LIBOR + 1.11%), 07/19/34 (k)	500	500
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 1.32%, (1 Month USD LIBOR + 1.22%), 05/18/38 (i) (k)	180	180
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 1.33%, (3 Month USD LIBOR + 1.20%), 04/17/34 (k)	256	257
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-D-GCT, REMIC, 2.43%, (1 Month USD LIBOR + 2.35%), 02/15/23 (k)	120	120
Goldentree Loan Opportunities Ltd.
Series 2014-BR2-9A, 1.73%, (3 Month USD LIBOR + 1.60%), 10/29/29 (k)	250	250
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	2,325	2,289
Gracie Point International Funding 2021-1
Series 2021-B-1A, 1.49%, (1 Month USD LIBOR + 1.40%), 11/01/23 (k)	190	190
Series 2021-C-1A, 2.49%, (1 Month USD LIBOR + 2.40%), 11/01/23 (k)	260	260
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 1.22%, 06/15/23 (k)	230	230
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	698
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.85%, 12/12/53 (k)	996	124
Gulf Stream Meridian 1 Ltd
Series 2020-A1-IA, 1.50%, (3 Month USD LIBOR + 1.37%), 04/15/33 (k)	762	763
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 1.31%, (3 Month USD LIBOR + 1.20%), 07/17/34 (k)	705	706
Harvest CLO XVIII Designated Activity Company
Series B-18X, 1.20%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (b) (k)	102	118
Holland Park CLO Designated Activity Company
Series A1RR-1X, 0.92%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (b) (k)	100	116
HPS Loan Management 10-2016 Ltd
Series 10A-A1RR-16, 1.27%, (3 Month USD LIBOR + 1.14%), 04/20/34 (k)	283	283
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 3.08%, 08/12/26 (k)	138	138
Invesco Euro CLO II Designated Activity Company
Series B1R-2A, 1.70%, 08/15/34, EUR (f) (k)	250	290
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 2.33%, (1 Month USD LIBOR + 2.25%), 07/07/23 (i) (k)	192	192
Series 2018-DFX-WPT, REMIC, 5.35%, 07/07/23	330	346
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 3.08%, (1 Month USD LIBOR + 3.00%), 07/15/36 (k)	997	981
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 2.55%, (1 Month USD LIBOR + 2.45%), 04/15/26 (k)	1,190	1,191
Series 2021-F-MHC, REMIC, 3.05%, (1 Month USD LIBOR + 2.95%), 04/15/26 (k)	1,250	1,252
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, 2.50%, 12/25/51 (k)	12,270	12,408

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JPMCC Commercial Mortgage Securities Trust 2019-COR4
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	749
Lendmark Funding Trust
Series 2021-A-1A, 1.90%, 05/20/26	1,750	1,756
Series 2021-B-1A, 2.47%, 05/20/26	450	451
Series 2021-C-1A, 3.41%, 05/20/26	350	352
LIFE 2021-BMR Mortgage Trust
Series 2021-F-BMR, REMIC, 2.43%, (1 Month USD LIBOR + 2.35%), 03/15/23 (k)	2,370	2,371
LoanCore 2021-CRE5 Issuer Ltd
Series 2021-A-CRE5, REMIC, 1.39%, (1 Month USD LIBOR + 1.30%), 07/15/36 (k)	700	700
Loanpal Solar Loan 2020-2 Ltd
Series 2020-A-2GF, 2.75%, 02/20/35	678	696
Logan CLO I Ltd.
Series 2021-A-1A, 1.29%, (3 Month USD LIBOR + 1.16%), 07/20/34 (k)	285	285
Madison Park Funding XI, Ltd.
Series 2013-AR2-11A, REMIC, 1.04%, (3 Month USD LIBOR + 0.90%), 07/23/29 (k)	385	385
Madison Park Funding XIII, Ltd
Series 2014-BR2-13A, 1.63%, (3 Month USD LIBOR + 1.50%), 04/19/30 (k)	250	250
Madison Park Funding XLV Ltd
Series 2020-AR-45A, 1.25%, (3 Month USD LIBOR + 1.12%), 07/17/34 (k)	250	250
Madison Park Funding XXXVI Ltd
Series 2019-B1-36A, 1.98%, (3 Month USD LIBOR + 1.85%), 01/18/33 (k)	251	251
Madison Park Funding XXXVIII Ltd
Series 2021-A-38A, 1.25%, (3 Month USD LIBOR + 1.12%), 07/17/34 (k)	269	269
Mariner CLO 2016-3 LLC
Series 2016-AR2-3A, 1.13%, (3 Month USD LIBOR + 0.99%), 07/23/29 (k)	250	250
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	900	920
Mercury Financial Credit Card Master Trust, Series 2021-1
Series 2021-A-1A, 1.54%, 03/20/24	3,230	3,240
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-A-FL6, 1.18%, (1 Month USD LIBOR + 1.10%), 07/18/36 (k)	450	450
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 2.18%, (1 Month USD LIBOR + 2.10%), 04/15/26 (k)	2,480	2,489
Series 2021-F-MHC, REMIC, 2.68%, (1 Month USD LIBOR + 2.60%), 04/15/26 (k)	1,910	1,914
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 2.85%, (1 Month USD LIBOR + 2.75%), 07/15/38 (k)	602	604
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Series 2015-C-C24, REMIC, 4.49%, 07/17/25 (k)	99	104
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Series 2016-A4-C32, REMIC, 3.72%, 12/17/26	518	571
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.42%, 07/13/28 (k)	338	379
Morgan Stanley Capital I Trust 2020-L4
Series 2020-A3-L4, REMIC, 2.70%, 02/15/30 (k)	436	457
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30	201	212
Series 2021-A-2A, 1.64%, 08/21/34	1,449	1,432
Series 2021-B-2A, 2.09%, 06/20/35	578	566
Navient Funding, LLC
Series 2006-A5-A, 0.41%, (3 Month USD LIBOR + 0.29%), 06/15/39 (k)	978	961
Series 2005-A4-B, REMIC, 0.45%, (3 Month USD LIBOR + 0.33%), 06/15/39 (k)	2,291	2,231
Navient Private Education Loan Trust 2021-D
Series 2021-A-DA, 1.26%, (Prime + -1.99%), 04/15/60 (k)	2,671	2,671
Series 2021-B-DA, 2.61%, 04/15/60	450	460
Series 2021-C-DA, 3.48%, 04/15/60	1,150	1,184
Series 2021-D-DA, 4.00%, 04/15/60	370	374
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	187	193
Nelnet Student Loan Trust 2021-A
Series 2021-A1-A, 0.89%, 04/20/62 (k)	4,315	4,333
Series 2021-A2-A, 1.12%, 04/20/62 (k)	1,960	1,961
Series 2021-B2-A, 2.85%, 04/20/62	3,780	3,826
Series 2021-C-A, 3.75%, 04/20/62	2,190	2,224
Series 2021-D-A, 4.93%, 04/20/62	930	949
Nelnet Student Loan Trust 2021-B
Series 2021-AFX-BA, 1.42%, 04/20/62	3,307	3,307
Series 2021-B-BA, 2.68%, 04/20/62	3,530	3,539
Series 2021-C-BA, 3.57%, 04/20/62	980	976
Series 2021-D-BA, 4.75%, 04/20/62	290	290
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	129
Series 2021-D-CA, 4.44%, 04/20/62	400	396
Neuberger Berman CLO XVI-S Ltd.
Series 2017-AR-16SA, 1.13%, (3 Month USD LIBOR + 1.04%), 04/17/34 (k)	400	400
Neuberger Berman Loan Advisers Clo 42, Ltd.
Series 2021-A-42A, 1.23%, (3 Month USD LIBOR + 1.10%), 07/16/35 (k)	194	194
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 1.20%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (b) (k)	104	120
Ocean Trails CLO VI
Series 2016-BRR-6A, 1.63%, (3 Month USD LIBOR + 1.45%), 07/17/28 (k)	200	200
Series 2016-CRR-6A, 2.43%, (3 Month USD LIBOR + 2.25%), 07/17/28 (k)	150	150
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 1.53%, (3 Month USD LIBOR + 1.40%), 04/28/31 (k)	200	200
OCP CLO 2020-19, Ltd.
Series 2020-BR-19A, 1.79%, (3 Month USD LIBOR + 1.70%), 10/20/34 (k)	250	250
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-B-2X, 1.35%, (3 Month EURIBOR + 1.35%), 01/15/32, EUR (b) (k)	104	120
Octagon Investment Partners Ltd.
Series 2020-C-3A, 2.68%, (3 Month USD LIBOR + 2.55%), 10/20/31 (k)	250	250
OHA Credit Funding 3 LTD
Series 2019-BR-3A, 1.80%, (3 Month USD LIBOR + 1.65%), 07/02/35 (k)	256	256
Onemain Financial Issuance Trust 2021-1
Series 2021-C-1A, 2.22%, 11/14/27	100	100
Series 2021-D-1A, 2.47%, 06/16/36	180	180
Oportun Issuance Trust 2021-B
Series 2021-A-B, 1.47%, 05/08/31	1,100	1,101
Series 2021-B-B, 1.96%, 05/08/31	210	211
Series 2021-C-B, 3.65%, 05/08/31	100	100
OZLM XVIII Ltd
Series 2018-A-18A, 1.15%, (3 Month USD LIBOR + 1.02%), 04/15/31 (k)	260	260
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	2,359	2,360
Palmer Square CLO 2015-1 Ltd
Series 2015-A1A4-1A, 1.24%, (3 Month USD LIBOR + 1.13%), 05/22/34 (k)	921	922
Palmer Square CLO 2018-3 Ltd
Series 2018-B-3A, 2.02%, (3 Month USD LIBOR + 1.90%), 08/17/26 (k)	258	259
Palmer Square Loan Funding 2018-5, LLC
Series 2018-A2-5A, 1.53%, (3 Month USD LIBOR + 1.40%), 01/20/27 (k)	268	268
Palmer Square Loan Funding Ltd
Series 2019-A2-2A, 1.73%, (3 Month USD LIBOR + 1.60%), 04/20/27 (k)	255	255
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 3.45%, (1 Month USD LIBOR + 3.35%), 07/15/38 (k)	286	287

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 2.59%, (1 Month USD LIBOR + 2.50%), 07/25/51 (k)	287	289
Series 2021-C-1A, 3.84%, (1 Month USD LIBOR + 3.75%), 07/25/51 (k)	250	250
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	421
Recette CLO, Ltd.
Series 2015-BRR-1A, 1.53%, (3 Month USD LIBOR + 1.40%), 04/20/34 (k)	250	246
Rockford Tower CLO 2021-1, Ltd.
Series 2021-A1-1A, 1.25%, (3 Month USD LIBOR + 1.17%), 07/20/34 (k)	388	389
Rockford Tower Europe CLO 2018-1 Designated Activity Company
Series 2018-B-1X, 1.85%, (3 Month EURIBOR + 1.85%), 12/20/31, EUR (b) (k)	100	116
Romark WM-R Ltd
Series 2018-A1-1A, 1.16%, (3 Month USD LIBOR + 1.03%), 04/21/31 (k)	247	247
RR 1 LLC
Series 2017-A1AB-1A, 1.27%, (3 Month USD LIBOR + 1.15%), 07/16/35 (k)	250	250
Signal Peak CLO 3 Ltd
Series 2016-BR2-3A, 1.64%, (3 Month USD LIBOR + 1.50%), 07/23/29 (k)	250	250
Signal Peak CLO 8 Ltd
Series 2020-B-8A, 1.78%, (3 Month USD LIBOR + 1.65%), 04/20/33 (k)	250	250
Sixth Street CLO XIX, Ltd.
Series 2021-A-19A, 1.22%, (3 Month USD LIBOR + 1.10%), 07/20/34 (k)	283	284
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A4A-A, 0.36%, (3 Month USD LIBOR + 0.24%), 12/15/41 (k)	861	849
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 4.83%, (1 Month USD LIBOR + 4.75%), 04/15/24 (k)	2,470	2,759
SMB Private Education Loan Trust 2019-A
Series 2019-A2A-A, 3.44%, 07/15/36	719	749
SMB Private Education Loan Trust 2020-B
Series 2020-B-BA, REMIC, 2.76%, 07/15/53	580	596
SMB Private Education Loan Trust 2021-A
Series 2021-B-A, 2.31%, 01/15/53	930	945
Series 2021-C-A, 2.99%, 01/15/53	2,290	2,328
Series 2021-D1-A, 3.86%, 01/15/53	1,230	1,247
Series 2021-D2-A, 3.86%, 01/15/53	670	679
SMB Private Education Loan Trust 2021-C
Series 2021-A2-C, REMIC, 0.88%, (1 Month USD LIBOR + 0.80%), 01/15/53 (k)	2,200	2,213
Series 2021-B-C, REMIC, 2.30%, 01/15/53	230	234
Series 2021-C-C, REMIC, 3.00%, 01/15/53	190	193
Series 2021-D-C, REMIC, 3.93%, 01/15/53	100	102
SoFi Professional Loan Program 2018-B Trust
Series 2018-A2FX-B, 3.34%, 06/25/27	144	147
SoFi Professional Loan Program 2019-A Trust
Series 2019-A2FX-A, 3.69%, 06/15/48	362	370
Sound Point CLO XXVIII, Ltd
Series 2020-A1-3A, 1.41%, (3 Month USD LIBOR + 1.28%), 01/26/32 (k)	264	265
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 2.02%, (1 Month USD LIBOR + 2.00%), 07/15/36 (k)	501	500
TICP CLO VI 2016-2 Ltd
Series 2016-AR2-6A, 1.25%, (3 Month USD LIBOR + 1.12%), 01/17/34 (k)	250	250
TICP CLO XII Ltd
Series 2018-BR-12A, 1.77%, (3 Month USD LIBOR + 1.65%), 07/15/34 (k)	250	250
TPGI Trust
Series 2021-F-DGWD, 3.10%, (1 Month USD LIBOR + 3.00%), 06/15/26 (k)	551	550
TRESTLES CLO III LTD
Series 2020-A1-3A, 1.46%, (3 Month USD LIBOR + 1.33%), 01/20/33 (k)	380	381
Trinitas CLO XIV, Ltd.
Series 2020-B-14A, 2.13%, (3 Month USD LIBOR + 2.00%), 01/25/34 (k)	250	250
Series 2020-C-14A, 3.13%, (3 Month USD LIBOR + 3.00%), 01/25/34 (k)	257	258
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	191
UBS-Barclays Commercial Mortgage Trust 2012-C3
Series 2012-D-C3, REMIC, 5.21%, 09/12/22 (k)	286	290
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	2,946	3,280
Upstart Pass-Through Trust Series
Series 2021-A-ST5, 2.00%, 07/20/27	130	130
Upstart Pass-Through Trust Series 2021-ST4
Series 2021-A-ST4, 2.00%, 07/20/27	256	256
VMC Finance 2021-FL4 LLC
Series 2021-A-FL4, REMIC, 1.19%, (1 Month USD LIBOR + 1.10%), 06/18/36 (i) (k)	882	882
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 4.03%, 01/12/27 (k)	325	331
Voya Clo 2017-3 Ltd
Series 2017-A1R-3A, 1.17%, (3 Month USD LIBOR + 1.04%), 04/20/34 (k)	150	150
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 1.67%, (3 Month EURIBOR + 1.67%), 07/15/35, EUR (f) (k)	250	289
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (k)	500	535
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (k)	507	534
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-C-C38, REMIC, 3.90%, 06/17/27 (k)	212	225
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.87%, 06/15/28 (k)	332	365
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 2.01%, 07/17/53 (k)	5,164	701
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.69%, 04/17/54 (k)	2,897	335
Whitebox Clo II Ltd
Series 2020-A1-2A, 1.88%, (3 Month USD LIBOR + 1.75%), 10/24/31 (k)	265	265
York CLO-6 Ltd
Series 2019-A1-1A, 1.49%, (3 Month USD LIBOR + 1.35%), 07/22/32 (k)	478	478
Total Non-U.S. Government Agency Asset-Backed Securities (cost $178,685)		180,437
SENIOR FLOATING RATE INSTRUMENTS 2.8%
Consumer Discretionary 1.1%
ACProducts, Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 05/17/28 (k)	2,149	2,144
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/01/26 (k)	1,402	1,390
Babilou Family
Term Loan , 4.25%, (3 Month EURIBOR + 4.25%), 11/17/27, EUR (k)	4,036	4,673
Caesars Resort Collection, LLC
2020 Term Loan B1, 3.58%, (3 Month USD LIBOR + 3.50%), 06/19/25 (k)	664	665
ECL Entertainment, LLC
Term Loan, 8.25%, (1 Month USD LIBOR + 7.50%), 03/31/28 (k)	1,016	1,039
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 0.00%, (3 Month USD LIBOR + 2.50%), 03/16/27 (k) (p)	2,653	2,648
Herschend Entertainment Company, LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 08/18/28 (k) (p)	608	607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 05/20/28 (k) (p)	1,131	1,134
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 05/20/28 (k)	1,801	1,805
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.84%, (1 Month USD LIBOR + 1.75%), 10/25/23 (k)	2,923	2,897
IRB Holding Corp
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (k) (p)	689	690
2020 Fourth Amendment Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 11/19/27 (k)	1,712	1,714
J&J Ventures Gaming, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 04/07/28 (k) (p)	146	147
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 04/07/28 (k)	1,134	1,138
Jack Ohio Finance LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 09/30/28 (k) (p)	390	390
Jo-Ann Stores, Inc.
2021 Term Loan B1, 5.50%, (3 Month USD LIBOR + 4.75%), 06/30/28 (k)	1,403	1,362
LBM Acquisition LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (k)	609	603
LBM Acquisition, LLC
Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/17/27 (k)	1,450	1,436
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/18/27 (k) (p)	725	718
Leslie's Poolmart, Inc.
Term Loan , 0.00%, (3 Month USD LIBOR + 2.75%), 03/02/28 (k) (p)	415	413
Term Loan, 3.25%, (3 Month USD LIBOR + 2.75%), 03/02/28 (k)	1,468	1,462
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (k)	1,014	1,015
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 08/12/28 (k)	2,405	2,394
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/20/28 (k)	2,392	2,391
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 2.38%, (3 Month USD LIBOR + 3.50%), 06/29/25 (k)	1,473	1,468
2018 USD Incremental Term Loan, 2.38%, (3 Month USD LIBOR + 2.25%), 06/29/25 (k)	1,413	1,408
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (k)	2,170	2,173
Tory Burch LLC
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (k)	1,047	1,048
Twin River Worldwide Holdings, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 08/05/28 (k) (p)	2,226	2,224
WOOF Holdings, Inc
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/16/27 (k)	982	982
		44,178
Communication Services 0.4%
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (k)	360	361
DirecTV Financing, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 07/22/27 (k) (p)	259	259
Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 07/22/27 (k)	1,915	1,916
Metronet Systems Holdings, LLC
Term Loan , 4.50%, (3 Month USD LIBOR + 3.75%), 05/26/28 (k)	418	418
Playtika Holding Corp
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 03/11/28 (k) (p)	253	253
2021 Term Loan, 2.83%, (1 Month USD LIBOR + 2.75%), 03/11/28 (k)	2,875	2,872
Univision Communications Inc.
2021 First Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (k) (p)	440	439
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/06/28 (k) (p)	740	738
Ziggo B.V.
Term Loan, 3.00%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (k)	6,053	6,932
		14,188
Information Technology 0.4%
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 09/06/24 (k)	265	265
Avaya, Inc.
2021 Term Loan B2, 4.08%, (1 Month USD LIBOR + 4.00%), 12/15/27 (k)	205	205
2020 Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 12/15/27 (k)	651	652
Connectwise, LLC
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 09/23/28 (k) (p)	664	662
Constellation Automotive Ltd
Term Loan, 7.55%, (SONIA + 7.50%), 07/16/29, GBP (k)	636	870
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (k)	443	443
Informatica LLC
2020 USD Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 02/19/27 (k)	1,344	1,339
LogMeIn, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 08/31/27 (k) (p)	470	470
Term Loan B, 4.83%, (3 Month USD LIBOR + 4.75%), 08/31/27 (k)	1,507	1,506
Maverick Gaming LLC
Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 08/17/26 (k)	544	536
McAfee, LLC
2018 USD Term Loan B, 3.84%, (3 Month USD LIBOR + 3.75%), 09/29/24 (k)	382	382
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	625	625
Proofpoint, Inc.
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 06/09/28 (k)	393	391
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (k)	1,051	1,047
Signal Parent, Inc
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 03/24/28 (k) (p)	84	83
Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/24/28 (k)	1,551	1,532
Surf Holdings, LLC
USD Term Loan , 3.62%, (3 Month USD LIBOR + 3.50%), 01/15/27 (k)	912	907
Ultimate Software Group Inc(The)
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (k)	710	711
VS Buyer, LLC
Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 02/19/27 (k)	934	933
Western Digital Corporation
2018 Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 04/29/23 (k)	303	303
		13,862
Health Care 0.3%
AEA International Holdings (Lux) S.a.r.l.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 08/05/28 (k) (p)	370	370

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 08/05/28 (k)	215	215
Athenahealth, Inc.
2021 Term Loan B1, 4.38%, (3 Month USD LIBOR + 4.25%), 02/11/26 (k)	422	423
Avantor Funding, Inc.
2021 Term Loan B5, 2.75%, (1 Month USD LIBOR + 2.25%), 11/08/27 (k)	984	986
Bausch Health Companies Inc.
2018 Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 05/19/25 (k)	1,395	1,393
Gentiva Health Services, Inc.
2020 Term Loan, 2.87%, (1 Month USD LIBOR + 2.75%), 07/02/25 (k)	382	382
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (k)	2,401	2,404
Medical Solutions, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 6.75%), 09/17/29 (k) (p) (q)	348	345
Mozart Debt Merger Sub Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 09/30/28 (k) (p)	2,554	2,548
Organon & Co
USD Term Loan , 3.50%, (3 Month USD LIBOR + 3.00%), 04/07/28 (k)	1,441	1,444
Select Medical Corporation
2017 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 02/13/24 (k)	828	822
		11,332
Consumer Staples 0.2%
City Brewing Company, LLC
Closing Date Term Loan , 4.25%, (3 Month USD LIBOR + 3.50%), 03/30/28 (k)	1,552	1,536
Conair Holdings, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/13/28 (k)	681	681
Knowlton Development
Term Loan, 5.00%, (3 Month EURIBOR + 5.00%), 12/22/25, EUR (k)	3,574	4,145
Shearer's Foods, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (k)	1,272	1,270
Sovos Brands Intermediate, Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 06/02/28 (k) (p)	80	80
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 3.75%), 06/02/28 (k)	356	356
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (k)	1,635	1,632
		9,700
Materials 0.1%
American Rock Salt Company LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 06/04/28 (k) (p)	191	192
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 06/04/28 (k)	329	330
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 03/16/27 (k) (p)	810	810
2021 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 03/16/27 (k)	1,494	1,495
Valcour Packaging LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/30/28 (k) (p) (q)	287	287
White Cap Buyer LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 10/08/27 (k)	2,509	2,515
		5,629
Industrials 0.1%
Columbus McKinnon Corporation
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 04/07/28 (k)	159	158
CP Iris Holdco I, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/17/28 (k) (p)	284	284
Dun & Bradstreet Corporation (The)
Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 02/01/26 (k)	443	443
Foundation Building Materials Holding Company LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 02/03/28 (k) (p)	103	102
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 02/03/28 (k)	394	391
Jeld-Wen, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 07/15/28 (k) (p)	637	636
Term Loan, 2.33%, (3 Month USD LIBOR + 2.25%), 07/15/28 (k)	1,200	1,197
Project Ruby Ultimate Parent Corp.
1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/02/28 (k)	1,594	1,592
Rexnord LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 09/14/28 (k) (p)	102	102
		4,905
Financials 0.1%
HCRX Investments Holdco, L.P.
Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 07/14/28 (k) (p)	1,265	1,260
LSF11 A5 Holdco LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/30/28 (k) (p)	1,085	1,086
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (k)	1,237	1,231
Raptor Acquisition Corp.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 11/01/26 (k) (p)	463	464
SWF Holdings I Corp.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 12/31/24 (k) (p)	580	575
		4,616
Energy 0.1%
DT Midstream, Inc
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 12/31/24 (k) (p)	320	320
Term Loan B, 2.50%, (6 Month USD LIBOR + 2.00%), 12/31/24 (k)	1,005	1,005
Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 12/31/24 (k)	109	109
ITT Holdings LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 07/30/28 (k) (p)	267	266
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 07/30/28 (k)	498	497
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 03/31/28 (k)	570	569
		2,766
Utilities 0.0%
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (k)	917	901
Total Senior Floating Rate Instruments (cost $111,730)		112,077
INVESTMENT COMPANIES 1.4%
Consumer Discretionary Select Sector SPDR Fund (e)	19	3,426
Financial Select Sector SPDR Fund	119	4,448
Health Care Select Sector SPDR Fund (e)	31	3,989
Industrial Select Sector SPDR Fund (e)	73	7,112
Invesco Senior Loan ETF (e)	282	6,231
iShares China Large-Cap ETF (d) (e) (r)	71	2,764
iShares iBoxx USD High Yield Corporate Bond ETF (e) (r)	2	160
iShares Latin America 40 ETF (e) (r)	58	1,543
iShares MSCI Brazil Capped ETF (e) (r)	68	2,174
iShares MSCI Emerging Markets ETF (r)	8	426
iShares Nasdaq Biotechnology Index Fund (e) (r)	3	500
iShares S&P 500 Value ETF (e) (r)	35	5,042

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
KraneShares Bosera MSCI China A ETF - Class A (e)	28	1,293
KraneShares CSI China Internet ETF (e)	90	4,279
SPDR Blackstone/ GSO Senior Loan ETF	48	2,227
SPDR Bloomberg Barclays High Yield Bond ETF (e)	12	1,282
SPDR Gold Trust ETF (e)	48	7,955
United States Oil Fund, LP (e)	18	927
VanEck Vectors Semiconductor ETF (e)	5	1,179
Total Investment Companies (cost $55,521)		56,957
PREFERRED STOCKS 0.7%
Consumer Discretionary 0.3%
Aptiv PLC, 5.50%, 06/15/23 (n)	21	3,469
Bayerische Motoren Werke AG	1	76
Porsche Automobil Holding SE (n)	20	1,974
Volkswagen AG (n)	32	7,273
		12,792
Financials 0.2%
Itau Unibanco Holding S.A. (n)	119	634
T-Mobile US, Inc., 5.25%, 06/01/23 (f) (n)	5	5,941
Wells Fargo & Company, 7.50% (l) (n)	1	1,323
		7,898
Health Care 0.2%
Becton, Dickinson and Company, 6.00%, 06/01/23 (e) (n)	77	4,174
Boston Scientific Corporation, 5.50%, 06/01/23 (e) (n)	14	1,584
Roche Holding AG	—	100
Sartorius AG	—	91
		5,949
Total Preferred Stocks (cost $25,165)		26,639
TRUST PREFERREDS 0.1%
Financials 0.1%
Citigroup Capital XIII (e)	96	2,667
GMAC Capital Trust I (a)	9	234
Total Trust Preferreds (cost $2,867)		2,901
WARRANTS 0.0%
Austerlitz Acquisition Corp I (a)	6	10
Cano Health, Inc. (a)	41	171
Compagnie Financiere Richemont SA (a)	1	—
Evgo Inc. (a)	23	41
Hedosophia European Growth (a) (g)	40	19
Hippo Holdings Inc. (a)	20	19
Latch, Inc. (a)	53	173
Offerpad Solutions Inc. (a)	32	57
Sarcos Technology And Robotics Corp (a)	121	94
TPG Pace Beneficial Finance Corp. (a)	10	20
Volta Inc. (a)	24	60
Total Warrants (cost $819)		664
RIGHTS 0.0%
Fubon Financial Holding Co., Ltd. (a) (q)	17	11
Total Rights (cost $0)		11
SHORT TERM INVESTMENTS 14.5%
Investment Companies 12.6%
JNL Government Money Market Fund, 0.01% (r) (s)	504,000	504,000
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund, 0.01% (r) (s)	78,039	78,039
Total Short Term Investments (cost $582,039)		582,039
Total Investments 102.4% (cost $3,600,868)		4,102,116
Total Securities Sold Short (0.4)% (proceeds $14,299)		(15,273)
Total Purchased Options 0.4% (cost $25,362)		16,030
Other Derivative Instruments (0.3)%		(11,553)
Other Assets and Liabilities, Net (2.1)%		(87,049)
Total Net Assets 100.0%		4,004,271

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security is subject to a written call option.

(e) All or a portion of the security was on loan as of September 30, 2021.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $161,330 and 4.0% of the Fund.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $123,922.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) Convertible security.

(o) As of September 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.4%)
COMMON STOCKS (0.4%)
Consumer Staples (0.2%)
Hershey Co.	(7)	(1,237)
JM Smucker Co.	(8)	(935)
Walgreens Boots Alliance, Inc.	(123)	(5,766)
		(7,938)
Information Technology (0.1%)
Appian Corporation - Class A	(18)	(1,650)
Snowflake Inc. - Class A	(8)	(2,447)
		(4,097)
Consumer Discretionary (0.1%)
Doordash, Inc. - Class A	(16)	(3,238)
Total Common Stocks (proceeds $14,299)		(15,273)
Total Securities Sold Short (0.4%) (proceeds $14,299)		(15,273)

JNL/BlackRock Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares China Large-Cap ETF	4,948	2,768	4,267	11	(186)	(499)	2,764	0.1
iShares iBoxx USD High Yield Corporate Bond ETF	49,732	—	49,171	557	1,236	(1,637)	160	—
iShares iBoxx USD Investment Grade Corporate Bond ETF	21,104	7,452	27,606	82	(509)	(441)	—	—
iShares Latin America 40 ETF	2,548	—	771	22	22	(256)	1,543	—
iShares MSCI Brazil Capped ETF	1,921	2,032	1,160	53	115	(734)	2,174	0.1
iShares MSCI Emerging Markets ETF	652	—	220	2	34	(40)	426	—
iShares Nasdaq Biotechnology Index Fund	703	—	229	1	54	(28)	500	—
iShares Russell 2000 ETF	50,220	7,026	61,096	49	7,579	(3,729)	—	—
iShares S&P 500 Value ETF	4,438	—	—	—	—	604	5,042	0.1
	136,266	19,278	144,520	777	8,345	(6,760)	12,609	0.3

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	07/25/19	4,277	13,462	0.4
Algeco Global Finance PLC, 6.50%, 02/15/23	10/19/20	5,701	5,667	0.2
Alibaba Group Holding Limited	11/20/19	5,857	3,829	0.1
Angelalign Technology Inc.	09/20/21	652	636	—
Aqueduct European CLO 4 - 2019 Designated Activity Company, Series 2019-B1-4X, 1.80%, 07/15/32	07/07/20	112	116	—
Avianca Holdings S.A., 9.00%, 03/31/22	08/26/21	171	171	—
Avoca CLO XVII Designated Activity Company, Series AR-17X, 0.96%, 10/15/32	07/09/20	115	119	—
Azul Investments LLP, 5.88%, 10/26/24	05/12/21	191	189	—
Bahrain Government International Bond, 6.75%, 09/20/29	11/12/20	770	733	—
Banistmo S.A., 3.65%, 09/19/22	01/08/21	213	212	—
Barclays PLC, 7.88% (callable at 100, 03/15/22)	08/03/21	605	603	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	04/06/21	278	277	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	04/26/21	211	214	—
Cabinet of Ministers of Ukraine, 8.99%, 02/01/24	04/26/21	563	565	—
Cellnex Telecom, S.A.	03/18/19	10,542	16,617	0.4
CEMEX S.A.B. de C.V., 5.45%, 11/19/29	04/26/21	219	217	—
China Feihe Limited	08/25/20	252	231	—
China Tower Corporation Limited - Class H	06/15/21	76	73	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 1.05%, 04/15/33	07/07/20	111	115	—
Corporacion Nacional del Cobre de Chile, 4.25%, 07/17/42	05/05/20	338	370	—
Dali Foods Group Company Limited	07/16/19	59	56	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	91	94	—
EQT AB	06/02/21	72	74	—
FEL Energy VI S.a r.l., 5.75%, 12/01/40	02/24/21	208	207	—
Fideicomiso F/80460, 5.50%, 07/31/47	04/26/21	204	204	—
Ganfeng Lithium Co., Ltd. - Class H	09/22/20	611	1,453	0.1
Ghana, Government of, 6.38%, 02/11/27	08/23/21	193	189	—
Grand Round, Inc.	03/31/15	1,774	1,821	0.1
Greek Parliament, 2.00%, 04/22/27	06/12/20	8,304	8,908	0.2
Haidilao International Holding Ltd.	01/31/20	998	913	—
Hangzhou Tigermed Consulting Co., Ltd - Class H	07/31/20	478	707	—
Hansoh Pharmaceutical Group Company Limited	01/12/21	2,657	1,233	0.1
Harvest CLO XVIII Designated Activity Company, Series B-18X, 1.20%, 10/15/30	06/15/20	112	118	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 0.92%, 11/14/32	07/10/20	111	116	—
Hygeia Healthcare Holdings Co., Limited	07/30/21	1,066	953	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Inkia Energy Limited, 5.88%, 11/09/27	01/05/21	319	312	—
Interglobe Aviation Limited	02/10/21	553	654	—
Jawbone Inc.	01/25/17	—	—	—
JD Health International Inc.	07/08/21	5,887	4,695	0.1
Jinxin Fertility Group Limited	07/30/21	1,200	1,029	0.1
KME AG, 6.75%, 02/01/23	03/03/21	2,076	2,033	0.1
Leviathan Bond Ltd, 5.75%, 06/30/23	04/12/21	72	71	—
Lookout, Inc.	09/19/14	3,242	3,116	0.1
Lookout, Inc.	03/04/15	237	227	—
MAF Sukuk Ltd, 4.64%, 05/14/29	04/21/21	362	368	—
Meituan Dianping - Class B	01/25/21	817	516	—
Microport Cardioflow Medtech Corporation	07/30/21	934	697	—
Millicom International Cellular SA, 5.13%, 01/15/28	04/26/21	373	368	—
Ming Yuan Cloud Group Holdings Limited	11/16/20	846	639	—
Ministry of Finance of the Russian Federation, 4.25%, 06/23/27	04/21/21	440	447	—
Nongfu Spring Co., Ltd. - Class H	09/14/21	122	125	—
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 1.20%, 01/20/32	06/15/20	115	120	—
OCP Euro CLO 2017-1 Designated Activity Company, Series 2017-B-2X, 1.35%, 01/15/32	07/09/20	115	120	—
Oman Government International Bond, 6.50%, 03/08/47	02/09/21	306	296	—
Pharmaron Beijing Co., Ltd. - Class H	12/15/20	85	103	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/09/20	591	590	—
Presidencia de la Republica Dominicana, 6.40%, 06/05/49	12/09/20	283	272	—
PT Pertamina (Persero), 3.65%, 07/30/29	05/29/20	453	468	—
Quintis Limited	11/03/17	1,905	3,571	0.1
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	—	—
Rockford Tower Europe CLO 2018-1 Designated Activity Company, Series 2018-B-1X, 1.85%, 12/20/31	06/24/20	111	116	—
Sable International Finance Limited, 5.75%, 09/07/27	12/22/20	265	264	—
Saudi Arabia Government International Bond, 4.50%, 04/17/30	12/09/20	326	330	—
Saudi Arabia, Kingdom of, 4.63%, 10/04/47	06/03/20	227	235	—
Siemens Healthineers AG	09/08/21	82	79	—
Smoore International Holdings Limited	09/21/21	27	28	—
TE Connectivity Ltd.	06/01/21	12,763	12,683	0.3
The Arab Republic of Egypt, 5.88%, 06/11/25	04/07/21	490	480	—
The Arab Republic of Egypt, 7.60%, 03/01/29	10/27/20	515	495	—
The Central America Bottling Corporation, 5.75%, 01/31/27	04/21/21	209	203	—
The Oil And Gas Holding Company B.S.C., 7.63%, 11/07/24	01/29/21	292	288	—
Venus Medtech (Hangzhou) Inc. - Class H	02/05/20	1,382	988	—
Worldline	09/28/21	41	41	—
Wuxi Biologics Cayman Inc	02/03/21	1,358	1,685	0.1
		88,219	100,214	2.5

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	580	December 2021	AUD	83,796	(24)	(1,266)
Euro Bund	522	December 2021	EUR	89,933	(188)	(1,514)
FTSE 100 Index	100	December 2021	GBP	7,013	(2)	80
FTSE/MIB Index	18	December 2021	EUR	2,308	(5)	(29)
Italy Government BTP Bond	492	December 2021	EUR	75,914	(285)	(1,355)
Japan 10 Year Bond	32	December 2021	JPY	4,859,211	(14)	(138)
MSCI Emerging Markets Index	76	December 2021		4,931	37	(197)
Russell 2000 Index	403	December 2021		45,060	(425)	(714)
S&P/TSX 60 Index	20	December 2021	CAD	4,913	(19)	(101)
United States 10 Year Note	188	December 2021		25,009	26	(266)
United States 5 Year Note	4,985	January 2022		615,084	443	(3,215)
United States Long Bond	108	December 2021		17,545	13	(349)
United States Ultra Bond	290	December 2021		57,114	(58)	(1,706)
					(501)	(10,770)
Short Contracts
Euro Buxl 30 Year Bond	(96)	December 2021	EUR	(20,147)	145	736
Euro STOXX 50 Price Index	(246)	December 2021	EUR	(10,177)	43	256
Long Gilt	(187)	December 2021	GBP	(24,027)	129	855
NASDAQ 100 Stock Index	(63)	December 2021		(19,142)	4	642
Nikkei 225 Index	(10)	December 2021	JPY	(149,376)	18	26
S&P 500 Index	(1,384)	December 2021		(307,133)	3,932	9,729

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/BlackRock Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 10 Year Ultra Bond	(1,916)	December 2021	(281,977)	(334)	3,678
United States 2 Year Note	(2,779)	January 2022	(611,767)	(109)	235
				3,828	16,157

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	4.42	(M)	02/28/23	MXN	151,482	6	(172)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	151,435	6	(166)
28-Day MEXIBOR (M)	Paying	4.68	(M)	02/27/24	MXN	107,479	6	(222)
28-Day MEXIBOR (M)	Paying	4.86	(M)	03/01/24	MXN	107,479	6	(202)
28-Day MEXIBOR (M)	Paying	6.48	(M)	08/12/26	MXN	88,618	7	(105)
28-Day MEXIBOR (M)	Paying	6.43	(M)	08/13/26	MXN	122,344	10	(158)
28-Day MEXIBOR (M)	Paying	6.47	(M)	08/13/26	MXN	121,684	10	(148)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/14/26	MXN	99,198	8	(131)
28-Day MEXIBOR (M)	Paying	6.44	(M)	08/14/26	MXN	60,184	5	(76)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/17/26	MXN	89,362	7	(117)
3M LIBOR (Q)	Receiving	1.06	(S)	03/27/22		157,288	(2)	(702)
3M LIBOR (Q)	Receiving	0.88	(S)	08/17/22		88,053	(5)	(559)
3M LIBOR (Q)	Receiving	0.40	(S)	03/08/24		136,005	(44)	318
3M LIBOR (Q)	Receiving	0.53	(S)	06/06/24		32,103	(7)	118
3M LIBOR (Q)	Receiving	0.57	(S)	06/28/24		30,419	(7)	10
3M LIBOR (Q)	Receiving	0.51	(S)	07/13/24		28,060	(7)	69
3M LIBOR (Q)	Receiving	0.55	(S)	07/16/24		42,337	(11)	61
3M LIBOR (Q)	Receiving	0.55	(S)	07/20/24		14,025	(4)	20
3M LIBOR (Q)	Receiving	0.55	(S)	07/20/24		28,050	(7)	41
3M LIBOR (Q)	Receiving	0.49	(S)	07/23/24		27,653	(7)	88
3M LIBOR (Q)	Receiving	0.49	(S)	07/23/24		27,653	(7)	85
3M LIBOR (Q)	Receiving	0.56	(S)	08/12/24		42,296	(11)	76
3M LIBOR (Q)	Receiving	0.57	(S)	08/13/24		27,528	(7)	41
3M LIBOR (Q)	Receiving	0.57	(S)	08/27/24		13,719	(3)	25
3M LIBOR (Q)	Receiving	0.57	(S)	08/27/24		13,857	(3)	27
3M LIBOR (Q)	Receiving	0.57	(S)	08/27/24		13,857	(3)	26
3M LIBOR (Q)	Receiving	0.57	(S)	08/27/24		13,927	(3)	24
3M LIBOR (Q)	Receiving	0.57	(S)	08/27/24		13,927	(3)	24
3M LIBOR (Q)	Receiving	1.60	(S)	01/24/25		63,056	(23)	(1,794)
3M LIBOR (Q)	Receiving	0.35	(S)	08/27/25		24,619	(12)	498
3M LIBOR (Q)	Receiving	0.68	(S)	02/19/26		26,354	(20)	329
3M LIBOR (Q)	Receiving	0.70	(S)	02/22/26		7,202	(5)	85
3M LIBOR (Q)	Receiving	0.62	(S)	04/08/26		47,964	(39)	799
3M LIBOR (Q)	Receiving	0.60	(S)	04/08/26		116,484	(93)	2,045
3M LIBOR (Q)	Receiving	0.63	(S)	05/26/26		121,805	(104)	2,161
3M LIBOR (Q)	Receiving	0.85	(S)	05/27/26		61,494	(53)	471
3M LIBOR (Q)	Receiving	0.64	(S)	05/27/26		184,481	(158)	3,194
3M LIBOR (Q)	Receiving	0.94	(S)	10/14/26		9,667	(10)	71
3M LIBOR (Q)	Receiving	0.69	(S)	06/23/30		7,837	(18)	514
3M LIBOR (Q)	Receiving	0.71	(S)	09/25/30		4,749	(12)	319
3M LIBOR (Q)	Receiving	0.76	(S)	09/29/30		3,800	(9)	238
3M LIBOR (Q)	Receiving	0.81	(S)	11/23/30		13,029	(33)	788
3M LIBOR (Q)	Receiving	1.17	(S)	02/04/31		8,950	(23)	273
3M LIBOR (Q)	Receiving	1.20	(S)	02/05/31		5,268	(13)	151
3M LIBOR (Q)	Receiving	1.57	(S)	05/27/31		14,486	(37)	(49)
3M LIBOR (Q)	Receiving	1.54	(S)	05/28/31		2,569	(7)	(2)
3M LIBOR (Q)	Receiving	2.18	(S)	06/17/31		21,834	(39)	(126)
3M LIBOR (Q)	Receiving	2.18	(S)	06/17/31		22,160	(39)	(127)
3M LIBOR (Q)	Receiving	2.16	(S)	06/18/31		22,160	(39)	(109)
3M LIBOR (Q)	Receiving	1.99	(S)	07/02/31		9,059	(16)	28
3M LIBOR (Q)	Receiving	1.99	(S)	07/02/31		21,139	(36)	61
3M LIBOR (Q)	Receiving	1.40	(S)	10/12/31		12,355	(32)	190
3M LIBOR (Q)	Receiving	1.38	(S)	10/14/31		7,537	(19)	128
3M LIBOR (Q)	Receiving	1.38	(S)	10/14/31		10,956	(28)	190
3M LIBOR (Q)	Receiving	1.44	(S)	11/26/31		6,616	(17)	90
3M LIBOR (Q)	Receiving	1.41	(S)	11/30/31		4,583	(12)	77
3M LIBOR (Q)	Receiving	1.70	(S)	11/26/41		3,550	(12)	87
3M LIBOR (Q)	Receiving	0.89	(S)	07/02/50		5,812	(9)	1,316
3M LIBOR (Q)	Receiving	0.88	(S)	07/21/50		3,805	(6)	872

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.27	(S)	10/23/50		12,189	(25)	1,678
3M LIBOR (Q)	Receiving	1.17	(S)	10/28/50		4,818	(9)	777
3M LIBOR (Q)	Receiving	0.98	(S)	10/29/50		14,058	(23)	2,895
3M LIBOR (Q)	Receiving	1.30	(S)	11/19/50		11,556	(24)	1,511
3M LIBOR (Q)	Receiving	1.22	(S)	11/27/50		4,818	(9)	721
3M LIBOR (Q)	Receiving	1.45	(S)	12/11/50		3,794	(8)	362
3M LIBOR (Q)	Receiving	1.27	(S)	12/30/50		4,818	(9)	666
3M LIBOR (Q)	Receiving	1.45	(S)	01/07/51		12,309	(27)	1,193
3M LIBOR (Q)	Receiving	1.52	(S)	01/08/51		4,209	(10)	333
3M LIBOR (Q)	Receiving	1.63	(S)	01/25/51		8,937	(22)	485
3M LIBOR (Q)	Receiving	1.48	(S)	01/28/51		16,314	(36)	1,447
3M LIBOR (Q)	Receiving	1.58	(S)	02/01/51		9,131	(21)	604
3M LIBOR (Q)	Receiving	1.66	(S)	02/04/51		5,094	(13)	235
3M LIBOR (Q)	Receiving	1.68	(S)	02/05/51		5,268	(13)	218
3M LIBOR (Q)	Receiving	0.89	(S)	02/10/51		9,058	(14)	2,079
3M LIBOR (Q)	Receiving	1.91	(S)	02/22/51		2,047	(6)	(28)
3M LIBOR (Q)	Receiving	2.01	(S)	05/27/51		7,493	(22)	(282)
3M LIBOR (Q)	Receiving	1.97	(S)	05/28/51		1,233	(3)	(35)
3M LIBOR (Q)	Receiving	2.04	(S)	06/07/51		2,330	(7)	(102)
3M LIBOR (Q)	Receiving	1.63	(S)	08/23/51		1,775	(4)	97
3M LIBOR (Q)	Receiving	1.71	(S)	11/30/51		1,678	(4)	64
3M LIBOR (Q)	Paying	0.37	(S)	10/29/25		71,159	42	(1,550)
3M LIBOR (Q)	Paying	0.46	(S)	11/23/25		19,766	13	(381)
3M LIBOR (Q)	Paying	0.39	(S)	02/10/26		49,816	37	(1,247)
3M LIBOR (Q)	Paying	0.83	(S)	03/08/26		83,455	65	(525)
3M LIBOR (Q)	Paying	0.85	(S)	04/08/26		116,484	94	(748)
3M LIBOR (Q)	Paying	0.87	(S)	04/08/26		47,964	39	(265)
3M LIBOR (Q)	Paying	0.98	(S)	06/28/26		18,252	16	(49)
3M LIBOR (Q)	Paying	0.87	(S)	07/13/26		16,535	15	(129)
3M LIBOR (Q)	Paying	1.08	(S)	08/17/30		17,703	44	(607)
3M LIBOR (Q)	Paying	0.64	(S)	08/21/30		8,478	20	(610)
3M LIBOR (Q)	Paying	0.68	(S)	09/14/30		3,131	8	(218)
3M LIBOR (Q)	Paying	0.66	(S)	09/25/30		4,749	12	(339)
3M LIBOR (Q)	Paying	0.69	(S)	09/29/30		3,800	9	(261)
3M LIBOR (Q)	Paying	1.40	(S)	04/07/31		39,069	100	(445)
3M LIBOR (Q)	Paying	1.42	(S)	04/08/31		22,479	58	(216)
3M LIBOR (Q)	Paying	1.08	(S)	09/28/50		8,259	14	(1,514)
3M LIBOR (Q)	Paying	1.08	(S)	09/28/50		1,937	3	(353)
3M LIBOR (Q)	Paying	1.07	(S)	10/21/50		5,708	10	(1,055)
3M LIBOR (Q)	Paying	0.97	(S)	10/28/50		4,634	8	(966)
3M LIBOR (Q)	Paying	1.20	(S)	12/22/50		18,802	36	(2,910)
3M LIBOR (Q)	Paying	1.24	(S)	02/10/51		13,586	26	(1,990)
3M LIBOR (Q)	Paying	1.83	(S)	06/22/51		5,192	14	(33)
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,925	7	246
							(662)	9,816

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.33 (Q)	1.00	12/20/24	134,009	(2,527)	24	432

Credit default swap agreements - sell protection
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(16,768)	1,468	(15)	471
ITRAXX.EUR.XO.34.V2 (Q)	5.00	12/20/25	(11,420)	1,593	(27)	552
ITRAXX.EUR.XO.35 (Q)	5.00	06/20/26	(12,980)	1,753	(37)	(82)
				4,814	(79)	941

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
90 Day Eurodollar Future, Dec. 2022	Put	99.38	12/10/21	304	17
90 Day Eurodollar Future, Dec. 2024	Put	98.38	12/10/21	2,558	863

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States 5 Year Note Future, Dec. 2021	Put	122.00	11/26/21	12	3
					883
Options on Securities
Alcoa Corporation	Call	50.00	11/19/21	423	163
Alphabet Inc.	Call	3,000.00	11/19/21	11	17
Alphabet Inc.	Call	2,950.00	11/19/21	17	38
Alphabet Inc.	Call	2,900.00	11/19/21	6	18
Alphabet Inc.	Call	2,950.00	12/17/21	6	21
Amazon.com, Inc.	Call	3,650.00	12/17/21	5	21
American Airlines Group Inc.	Put	16.00	10/15/21	71	—
American Airlines Group Inc.	Put	15.00	12/17/21	58	2
Apple Inc.	Call	155.00	10/15/21	488	7
Best Buy Co., Inc.	Call	120.00	10/15/21	158	2
Best Buy Co., Inc.	Call	125.00	11/19/21	191	7
Best Buy Co., Inc.	Call	115.00	12/17/21	635	187
Caesars Entertainment, Inc.	Call	100.00	01/21/22	123	231
Constellation Brands, Inc.	Call	245.00	10/15/21	178	3
Constellation Brands, Inc.	Call	225.00	10/15/21	105	10
CrowdStrike Holdings, Inc.	Call	260.00	10/15/21	87	24
Deere & Company	Call	380.00	10/15/21	48	1
Devon Energy Corporation	Call	35.00	01/21/22	615	232
Devon Energy Corporation	Call	28.00	01/21/22	758	652
DexCom, Inc.	Call	560.00	12/17/21	39	117
Diamondback Energy, Inc.	Call	90.00	12/17/21	212	246
Diamondback Energy, Inc.	Call	115.00	12/17/21	354	113
Eli Lilly and Company	Call	240.00	11/19/21	86	59
Energy Transfer LP	Call	10.00	01/21/22	1,296	78
Facebook, Inc.	Call	362.50	10/15/21	195	25
FedEx Corporation	Call	280.00	01/21/22	75	8
Freeport-McMoRan Inc.	Call	33.00	12/17/21	1,619	424
Global Payments Inc.	Call	175.00	11/19/21	129	26
iShares China Large-Cap ETF	Call	43.00	10/15/21	4,121	17
iShares China Large-Cap ETF	Call	45.00	11/19/21	948	9
iShares iBoxx $ High Yield Corporate Bond ETF	Put	87.00	10/15/21	270	10
iShares iBoxx $ High Yield Corporate Bond ETF	Put	86.00	10/15/21	91	2
iShares iBoxx $ High Yield Corporate Bond ETF	Put	85.00	11/19/21	1,247	59
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	131.00	11/19/21	1,454	132
iShares MSCI Japan ETF	Call	74.00	10/15/21	988	10
iShares Russell 2000 ETF	Put	210.00	10/15/21	60	12
iShares Russell 2000 ETF	Put	208.00	10/15/21	85	14
Lions Gate Entertainment Corp.	Call	18.00	12/17/21	61	2
Lions Gate Entertainment Corp.	Call	19.00	01/21/22	72	3
Lowe`s Companies, Inc.	Put	195.00	11/19/21	208	118
Masco Corporation	Call	60.00	10/15/21	278	2
MasterCard Incorporated	Call	365.00	10/15/21	102	16
MasterCard Incorporated	Call	375.00	11/19/21	142	59
Micron Technology, Inc.	Call	75.00	10/15/21	268	12
Microsoft Corporation	Call	305.00	10/15/21	164	6
Microsoft Corporation	Call	310.00	11/19/21	263	56
Microsoft Corporation	Call	300.00	11/19/21	46	19
Nucor Corporation	Call	110.00	10/15/21	181	12
Parker-Hannifin Corporation	Call	340.00	11/19/21	122	8
PG&E Corporation	Put	7.00	12/17/21	99	1
Rio Tinto PLC	Call	72.50	11/19/21	303	36
Salesforce.Com, Inc.	Call	300.00	11/19/21	408	92
Salesforce.Com, Inc.	Call	280.00	11/19/21	114	84
Seagate Technology Holdings Public Limited Company	Put	70.00	11/19/21	36	4
SPDR S&P 500 ETF	Call	441.00	10/01/21	1,779	9
SPDR S&P 500 ETF	Call	450.00	10/15/21	6,759	156
SPDR S&P 500 ETF	Call	442.00	10/15/21	1,760	231
SPDR S&P 500 ETF	Call	453.00	10/15/21	682	10
SPDR S&P 500 ETF	Call	448.00	11/19/21	1,320	387
SPDR S&P 500 ETF	Call	360.00	12/17/21	194	1,411
SPDR S&P 500 ETF	Call	465.00	12/31/21	1,787	263
SPDR S&P 500 ETF	Call	448.00	12/31/21	880	519
SPDR S&P 500 ETF	Put	435.00	10/01/21	801	449
SPDR S&P 500 ETF	Put	420.00	10/08/21	58	14
SPDR S&P 500 ETF	Put	433.00	10/15/21	740	624
SPDR S&P 500 ETF	Put	418.00	10/15/21	41	15
SPDR S&P 500 ETF	Put	428.00	11/19/21	407	472
SPDR S&P 500 ETF	Put	423.00	12/17/21	333	444

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
TE Connectivity Ltd.	Call	145.00	10/15/21	100	7
The TJX Companies, Inc.	Call	75.00	10/15/21	472	2
Thermo Fisher Scientific Inc.	Call	560.00	10/15/21	36	70
Thermo Fisher Scientific Inc.	Call	580.00	12/17/21	38	88
Twilio Inc.	Call	390.00	11/19/21	58	23
Uber Technologies, Inc.	Put	30.00	11/19/21	54	1
Uber Technologies, Inc.	Put	25.00	12/17/21	115	2
United Parcel Service, Inc.	Call	200.00	10/15/21	76	1
Vale S.A.	Call	17.00	11/19/21	1,230	21
Wells Fargo & Company	Call	50.00	10/15/21	953	30
Western Digital Corporation	Call	70.00	10/15/21	155	1
Western Digital Corporation	Call	65.00	10/15/21	154	2
Western Digital Corporation	Call	80.00	12/17/21	250	7
Williams-Sonoma, Inc.	Call	170.00	11/19/21	228	355
Xilinx, Inc.	Call	170.00	10/15/21	137	7
Xilinx, Inc.	Call	167.50	10/15/21	72	4
Xilinx, Inc.	Call	160.00	10/15/21	306	56
Zscaler, Inc.	Call	250.00	11/19/21	113	245
					9,453

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.36, 06/20/26	BOA	Put		108.00	10/20/21		1,780,000	5
CDX.NA.HY.36, 06/20/26	CSI	Put		109.00	10/20/21		1,725,000	9
CDX.NA.HY.36, 06/20/26	GSC	Put		109.00	10/20/21		1,580,000	9
CDX.NA.HY.37, 12/20/25	JPM	Put		108.50	10/20/21		1,425,000	5
								28
Foreign Currency Options
USD/CNH Spot Rate	JPM	Call	CNH	6.60	10/27/21		9,889,954	4
EUR/USD Spot Rate	BNP	Put		1.15	11/24/21	EUR	35,409,000	190
EUR/USD Spot Rate	BNP	Put		1.16	02/24/22	EUR	26,420,410	383
EUR/USD Spot Rate	DUB	Put		1.17	10/15/21	EUR	41,169,866	358
EUR/USD Spot Rate	MSC	Put		1.16	11/24/21	EUR	35,409,000	378
								1,313
Index Options
Euro STOXX 50 Price Index	CSI	Call	EUR	4,200.00	11/19/21		1,421	61

Interest Rate Swaptions
Interest Rate Swap, 11/30/31	GSC	Call		130.00	11/26/21		14,523,208	34
Interest Rate Swap, 11/30/41	GSC	Call		156.00	11/26/21		13,555,722	75
Interest Rate Swap, 04/22/52	GSC	Call		160.00	04/20/22		15,940,705	404
Interest Rate Swap, 11/30/31	GSC	Call		126.00	11/26/21		15,977,531	29
Interest Rate Swap, 12/28/31	GSC	Call		7.00	12/24/21	EUR	15,924,520	74
Interest Rate Swap, 03/20/24	MSC	Call		80.00	03/16/23		214,206,461	432
Interest Rate Swap, 11/23/51	MSC	Call		134.00	11/19/21		12,263,177	16
Interest Rate Swap, 04/25/32	MSC	Call		130.00	04/21/22		16,904,549	128
Interest Rate Swap, 12/17/51	MSC	Call		140.00	12/15/21		7,111,796	31
Interest Rate Swap, 11/10/26	CIT	Put		115.00	11/08/21		40,372,006	119
Interest Rate Swap, 12/31/31	GSC	Put		179.00	12/29/21		19,905,650	143
Interest Rate Swap, 12/13/51	GSC	Put		52.00	12/09/21	EUR	14,258,996	356
Interest Rate Swap, 11/26/51	GSC	Put		49.00	11/24/21	EUR	15,379,386	397
Interest Rate Swap, 11/18/51	JPM	Put		48.00	11/16/21	EUR	15,817,498	399
Interest Rate Swap, 07/07/23	MSC	Put		50.00	07/05/22		229,050,000	231
								2,868
Options on Securities
Adidas AG	BCL	Call	EUR	305.00	11/19/21		5,112	11
Amazon.com, Inc.	CIT	Call		4,150.00	06/17/22		1,551	100
Barclays PLC	MSC	Call	GBP	1.90	10/15/21		960	58
BNP Paribas	CSI	Call	EUR	57.00	11/19/21		101	21
D.R. Horton, Inc.	CIT	Call		102.50	11/19/21		39,696	11
Generac Holdings Inc.	CSI	Call		450.00	11/19/21		3,927	41
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	710.00	10/15/21		4,251	1
Paypal Holdings, Inc.	BNP	Call		292.50	10/15/21		17,326	4
ResMed Inc.	CIT	Call		280.00	11/19/21		7,824	45
Sanofi	CSI	Call	EUR	90.00	10/15/21		20,312	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Societe Generale	JPM	Call	EUR	28.00	11/19/21	201	25
Unilever PLC	CSI	Call	EUR	49.77	10/15/21	64,209	4
Vodafone Group Public Limited Company	GSC	Call	GBP	1.20	01/21/22	1,256,160	47
Wells Fargo & Company	CIT	Call		49.00	11/19/21	186,824	224
WillScot Mobile Mini Holdings Corp.	CSI	Call		30.00	12/17/21	16,282	50
ASML Holding N.V.	GSC	Put	EUR	620.00	10/15/21	2,980	29
							672

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Dec. 2021	Put	131.00	11/26/21	559	(358)

Options on Securities
Alcoa Corporation	Call	60.00	11/19/21	423	(49)
Alphabet Inc.	Call	3,150.00	11/19/21	17	(11)
Alphabet Inc.	Put	2,600.00	11/19/21	19	(169)
Alphabet Inc.	Put	2,500.00	11/19/21	6	(36)
Alphabet Inc.	Put	2,550.00	12/17/21	6	(54)
Amazon.com, Inc.	Put	3,100.00	12/17/21	5	(48)
Apple Inc.	Put	135.00	10/15/21	206	(26)
Apple Inc.	Put	130.00	10/15/21	282	(18)
Applied Materials, Inc.	Call	150.00	10/15/21	193	(3)
Applied Materials, Inc.	Put	110.00	10/15/21	193	(7)
Aptiv PLC	Put	140.00	10/15/21	131	(14)
Autodesk, Inc.	Put	290.00	10/15/21	121	(116)
Bank of America Corporation	Call	45.00	12/17/21	390	(44)
Best Buy Co., Inc.	Call	145.00	11/19/21	191	(1)
Best Buy Co., Inc.	Call	125.00	12/17/21	635	(69)
Boston Scientific Corporation	Put	38.00	11/19/21	483	(20)
BP P.L.C.	Call	30.00	12/17/21	646	(37)
Caesars Entertainment, Inc.	Call	130.00	01/21/22	123	(63)
Charter Communications, Inc.	Put	680.00	12/17/21	55	(95)
Comcast Corporation	Call	62.50	12/17/21	362	(18)
Comcast Corporation	Put	50.00	11/19/21	1,467	(96)
ConocoPhillips	Call	70.00	11/19/21	553	(142)
Constellation Brands, Inc.	Put	200.00	10/15/21	283	(56)
CrowdStrike Holdings, Inc.	Call	290.00	10/15/21	87	(2)
CrowdStrike Holdings, Inc.	Put	200.00	10/15/21	87	(4)
Deere & Company	Put	330.00	10/15/21	48	(30)
Devon Energy Corporation	Call	40.00	01/21/22	615	(122)
Devon Energy Corporation	Call	38.00	01/21/22	758	(196)
DexCom, Inc.	Call	660.00	12/17/21	39	(21)
DexCom, Inc.	Put	470.00	12/17/21	39	(41)
Diamondback Energy, Inc.	Call	135.00	12/17/21	354	(42)
Diamondback Energy, Inc.	Call	130.00	12/17/21	212	(32)
Edwards Lifesciences Corporation	Put	100.00	11/19/21	183	(27)
Eli Lilly and Company	Call	260.00	11/19/21	86	(14)
Eli Lilly and Company	Put	210.00	11/19/21	86	(33)
Energy Transfer LP	Put	8.00	01/21/22	1,296	(36)
EQT Corporation	Call	25.00	12/17/21	519	(47)
Facebook, Inc.	Put	330.00	10/15/21	146	(75)
Facebook, Inc.	Put	330.00	11/19/21	237	(313)
FedEx Corporation	Put	220.00	01/21/22	75	(107)
Freeport-McMoRan Inc.	Call	40.00	12/17/21	1,619	(117)
Global Payments Inc.	Call	195.00	11/19/21	193	(9)
Global Payments Inc.	Put	175.00	11/19/21	183	(350)
Hilton Worldwide Holdings Inc.	Put	110.00	10/15/21	164	(5)
Intuitive Surgical, Inc.	Put	925.00	10/15/21	20	(13)
iShares China Large-Cap ETF	Call	46.00	10/15/21	4,121	(2)
iShares China Large-Cap ETF	Call	49.00	11/19/21	948	(2)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	82.00	11/19/21	1,247	(30)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	128.00	11/19/21	1,454	(63)
iShares MSCI Japan ETF	Call	77.00	10/15/21	988	(4)
iShares Russell 2000 ETF	Put	195.00	10/15/21	60	(3)
iShares Russell 2000 ETF	Put	190.00	10/15/21	85	(2)
Johnson & Johnson	Call	180.00	12/17/21	123	(7)
JPMorgan Chase & Co.	Call	170.00	11/19/21	40	(13)
Lowe`s Companies, Inc.	Put	180.00	11/19/21	208	(48)
Masco Corporation	Put	55.00	10/15/21	278	(24)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
MasterCard Incorporated	Put	325.00	10/15/21	102	(22)
MasterCard Incorporated	Put	330.00	11/19/21	142	(110)
Micron Technology, Inc.	Call	80.00	10/15/21	368	(3)
Micron Technology, Inc.	Put	67.50	10/15/21	273	(18)
Microsoft Corporation	Call	335.00	11/19/21	394	(20)
Microsoft Corporation	Put	255.00	10/15/21	164	(21)
Microsoft Corporation	Put	280.00	11/19/21	131	(145)
Microsoft Corporation	Put	265.00	11/19/21	46	(28)
Nucor Corporation	Put	92.50	10/15/21	181	(29)
NVIDIA Corporation	Call	240.00	10/15/21	86	(3)
NVIDIA Corporation	Call	262.50	11/19/21	94	(9)
Parker-Hannifin Corporation	Put	250.00	11/19/21	122	(45)
Rio Tinto PLC	Call	77.50	11/19/21	303	(14)
Salesforce.Com, Inc.	Call	320.00	11/19/21	408	(28)
SPDR S&P 500 ETF	Call	452.00	10/15/21	1,760	(28)
SPDR S&P 500 ETF	Call	460.00	11/19/21	2,440	(146)
SPDR S&P 500 ETF	Call	455.00	12/17/21	411	(116)
SPDR S&P 500 ETF	Call	480.00	12/31/21	893	(33)
SPDR S&P 500 ETF	Call	470.00	12/31/21	880	(81)
SPDR S&P 500 ETF	Put	420.00	10/01/21	1,792	(30)
SPDR S&P 500 ETF	Put	405.00	10/08/21	58	(4)
SPDR S&P 500 ETF	Put	390.00	10/15/21	41	(3)
SPDR S&P 500 ETF	Put	413.00	10/15/21	740	(209)
SPDR S&P 500 ETF	Put	398.00	11/19/21	407	(196)
SPDR S&P 500 ETF	Put	388.00	12/17/21	333	(198)
TE Connectivity Ltd.	Put	125.00	10/15/21	100	(7)
The TJX Companies, Inc.	Put	65.00	10/15/21	748	(89)
Thermo Fisher Scientific Inc.	Put	500.00	10/15/21	38	(2)
Thermo Fisher Scientific Inc.	Put	490.00	10/15/21	36	(1)
Twilio Inc.	Call	440.00	11/19/21	58	(6)
Twilio Inc.	Put	300.00	11/19/21	58	(80)
United Parcel Service, Inc.	Put	180.00	10/15/21	76	(19)
UnitedHealth Group Incorporated	Call	450.00	12/17/21	50	(8)
UnitedHealth Group Incorporated	Put	350.00	12/17/21	51	(36)
Vale S.A.	Call	20.00	11/19/21	1,230	(6)
Western Digital Corporation	Call	90.00	10/15/21	154	—
Western Digital Corporation	Call	80.00	10/15/21	155	—
Xilinx, Inc.	Call	180.00	10/15/21	137	(3)
Xilinx, Inc.	Call	175.00	10/15/21	378	(13)
Zscaler, Inc.	Call	270.00	11/19/21	113	(127)
Zscaler, Inc.	Put	200.00	11/19/21	113	(11)
					(4,973)

JNL/BlackRock Global Allocation Fund — OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]	Value ($)
Index Options
Euro STOXX 50 Price Index	CSI	Put	Down-and-in	EUR	3,100.00	EUR	3,500.00	12/17/21	2,631	(110)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.36, 06/20/26	BOA	Put		104.00	10/20/21		1,780,000	(1)
CDX.NA.HY.36, 06/20/26	CSI	Put		105.00	10/20/21		1,725,000	(1)
CDX.NA.HY.36, 06/20/26	GSC	Put		105.00	10/20/21		1,580,000	(1)
CDX.NA.HY.37, 12/20/25	JPM	Put		105.00	10/20/21		1,425,000	(1)
								(4)
Foreign Currency Options
EUR/USD Spot Rate	BNP	Put		1.16	11/24/21	EUR	35,409,000	(379)
EUR/USD Spot Rate	DUB	Put		1.16	10/15/21	EUR	41,169,866	(140)
USD/BRL Spot Rate	DUB	Put	BRL	4.85	11/03/21		5,140,256	(1)
USD/CNH Spot Rate	JPM	Call	CNH	6.75	10/27/21		14,834,931	(1)
USD/CNH Spot Rate	JPM	Put	CNH	6.45	10/27/21		2,960,021	(9)
								(530)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
Index Options
Euro STOXX 50 Price Index	CSI	Call	EUR	4,350.00	11/19/21		1,417	(10)

Interest Rate Swaptions
Interest Rate Swap, 03/20/24	MSC	Call		60.00	03/16/23		214,206,461	(234)
Interest Rate Swap, 03/20/24	MSC	Call		40.00	03/16/23		214,206,461	(111)
Interest Rate Swap, 06/17/26	BCL	Put		304.00	06/15/26		66,154,166	(942)
Interest Rate Swap, 10/14/26	CIT	Put		118.00	10/12/21		78,643,175	(46)
Interest Rate Swap, 10/14/31	CIT	Put		159.00	10/12/21		57,016,302	(187)
Interest Rate Swap, 11/26/51	GSC	Put		79.00	11/24/21	EUR	15,379,386	(44)
Interest Rate Swap, 11/30/31	GSC	Put		170.00	11/26/21		14,523,208	(91)
Interest Rate Swap, 11/30/51	GSC	Put		201.00	11/26/21		5,810,011	(75)
Interest Rate Swap, 11/30/41	GSC	Put		196.00	11/26/21		7,745,711	(84)
Interest Rate Swap, 11/30/31	GSC	Put		171.00	11/26/21		15,977,531	(96)
Interest Rate Swap, 12/13/51	GSC	Put		82.00	12/09/21	EUR	14,258,996	(51)
Interest Rate Swap, 12/29/31	GSC	Put		172.00	12/23/21		34,226,598	(296)
Interest Rate Swap, 01/28/32	GSC	Put		176.00	01/26/22		62,507,588	(648)
Interest Rate Swap, 11/18/51	JPM	Put		78.00	11/16/21	EUR	15,817,498	(36)
Interest Rate Swap, 11/19/31	MSC	Put		162.00	11/17/21		38,828,897	(305)
Interest Rate Swap, 11/23/51	MSC	Put		194.00	11/19/21		12,263,177	(200)
Interest Rate Swap, 12/17/51	MSC	Put		190.00	12/15/21		7,111,796	(194)
Interest Rate Swap, 12/21/26	MSC	Put		131.00	12/17/21		36,002,036	(108)
Interest Rate Swap, 12/21/51	MSC	Put		197.00	12/17/21		7,105,665	(150)
Interest Rate Swap, 07/02/31	MSC	Put		304.00	06/30/26		30,197,510	(429)
								(4,327)
Options on Securities
Adidas AG	BCL	Call	EUR	330.00	11/19/21		5,112	(2)
Adidas AG	BCL	Put	EUR	265.00	11/19/21		5,112	(53)
Adidas AG	CSI	Put	EUR	280.00	10/15/21		5,768	(73)
Amazon.com, Inc.	CIT	Put		2,800.00	06/17/22		775	(94)
ASML Holding N.V.	GSC	Call	EUR	700.00	10/15/21		2,980	(10)
Barclays PLC	MSC	Put	GBP	1.65	10/15/21		960	(7)
BNP Paribas	CSI	Put	EUR	50.00	11/19/21		101	(11)
D.R. Horton, Inc.	CIT	Put		87.50	11/19/21		36,413	(223)
Generac Holdings Inc.	CSI	Put		360.00	11/19/21		3,927	(37)
Global Payments Inc.	CIT	Put		150.00	12/17/21		17,811	(103)
Lowe`s Companies, Inc.	NSI	Call		225.00	11/19/21		208	(31)
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	750.00	10/15/21		4,251	—
LVMH Moet Hennessy Louis Vuitton	BCL	Put	EUR	640.00	10/15/21		4,251	(134)
LVMH Moet Hennessy Louis Vuitton	UBS	Put	EUR	600.00	12/17/21		2,977	(83)
Paypal Holdings, Inc.	BNP	Put		255.00	10/15/21		17,326	(75)
ResMed Inc.	CIT	Put		245.00	11/19/21		7,824	(40)
Sanofi	CSI	Put	EUR	80.00	10/15/21		20,312	(10)
Societe Generale	JPM	Put	EUR	24.00	11/19/21		201	(11)
Unilever PLC	CSI	Put	EUR	43.49	10/15/21		64,209	(8)
Vodafone Group Public Limited Company	GSC	Call	GBP	1.35	01/21/22		1,256,160	(8)
Wells Fargo & Company	CIT	Call		54.00	11/19/21		186,824	(46)
Wells Fargo & Company	CIT	Put		42.00	11/19/21		93,412	(95)
WillScot Mobile Mini Holdings Corp.	CSI	Put		25.00	12/17/21		16,282	(3)
								(1,157)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	11/18/21	AUD	13,060	9,443	(33)
AUD/USD	BOA	11/19/21	AUD	10,829	7,830	(17)
AUD/USD	HSB	12/02/21	AUD	2,300	1,663	(6)
AUD/USD	MSC	12/02/21	AUD	8,696	6,289	(79)
BRL/USD	CIT	10/14/21	BRL	6,518	1,195	(73)
BRL/USD	GSC	12/16/21	BRL	34,209	6,202	(241)
CAD/USD	MSC	12/16/21	CAD	9,133	7,210	84
EUR/USD	CIT	10/07/21	EUR	13,777	15,960	(329)
EUR/USD	BOA	10/28/21	EUR	10,256	11,886	(238)
EUR/USD	CIT	11/12/21	EUR	27,681	32,088	(444)
EUR/USD	BNP	12/15/21	EUR	6,902	8,007	(8)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	CIT	12/15/21	EUR	6,902	8,007	(14)
EUR/USD	CIT	12/15/21	EUR	5,191	6,022	6
EUR/USD	GSC	12/15/21	EUR	5,191	6,022	8
EUR/USD	MSC	12/15/21	EUR	31,340	36,358	(442)
GBP/EUR	JPM	12/16/21	EUR	(7,117)	(8,257)	9
GBP/USD	GSC	10/21/21	GBP	10,454	14,086	(314)
GBP/USD	JPM	11/04/21	GBP	8,698	11,720	(375)
HUF/USD	BCL	12/16/21	HUF	1,014,703	3,262	(14)
HUF/USD	CIT	12/16/21	HUF	1,014,683	3,262	(13)
HUF/USD	JPM	12/16/21	HUF	58,872	189	—
HUF/USD	UBS	12/16/21	HUF	406,086	1,305	(5)
IDR/USD	HSB	11/03/21	IDR	58,986,793	4,109	37
INR/USD	CIT	10/14/21	INR	316,159	4,254	62
JPY/EUR	JPM	10/14/21	EUR	(8,732)	(10,117)	122
JPY/EUR	MSC	10/14/21	EUR	(106)	(123)	1
JPY/EUR	DUB	10/28/21	EUR	(14,397)	(16,684)	153
JPY/EUR	BCL	12/16/21	EUR	(4,978)	(5,775)	(15)
JPY/USD	BNP	10/07/21	JPY	3,399,035	30,541	(194)
JPY/USD	JPM	10/14/21	JPY	3,654,379	32,838	(371)
JPY/USD	BCL	10/15/21	JPY	1,712,281	15,386	(110)
JPY/USD	MSC	10/21/21	JPY	1,148,253	10,318	(159)
JPY/USD	JPM	10/22/21	JPY	1,423,820	12,795	(197)
JPY/USD	CIT	10/28/21	JPY	2,365,393	21,257	(247)
JPY/USD	BNP	11/04/21	JPY	1,299,234	11,676	(170)
JPY/USD	UBS	11/04/21	JPY	1,224,931	11,009	(188)
JPY/USD	JPM	11/12/21	JPY	1,608,187	14,454	(100)
JPY/USD	JPM	11/18/21	JPY	1,404,945	12,628	(175)
JPY/USD	MSC	12/02/21	JPY	3,847	35	(1)
JPY/USD	UBS	12/02/21	JPY	904,532	8,131	(121)
JPY/USD	MSC	12/09/21	JPY	1,971,170	17,721	(163)
JPY/USD	BCL	12/16/21	JPY	453,742	4,080	4
JPY/USD	BOA	12/16/21	JPY	898,929	8,083	16
JPY/USD	GSC	12/16/21	JPY	899,979	8,092	(64)
JPY/USD	MSC	12/16/21	JPY	904,618	8,134	(100)
KRW/USD	CIT	11/24/21	KRW	9,262,148	7,816	(96)
KRW/USD	UBS	11/24/21	KRW	9,269,317	7,822	(47)
KRW/USD	CIT	12/01/21	KRW	9,707,655	8,191	(141)
KRW/USD	UBS	12/08/21	KRW	9,709,889	8,192	(114)
MXN/USD	BNP	10/21/21	MXN	185,217	8,950	(215)
MXN/USD	GSC	10/21/21	MXN	431	21	(1)
NOK/CHF	MSC	11/10/21	CHF	(9,673)	(10,389)	234
NOK/CHF	MSC	11/16/21	CHF	(5,790)	(6,219)	144
PLN/USD	BCL	12/16/21	PLN	26,136	6,570	1
PLN/USD	BNP	12/16/21	PLN	5,229	1,314	1
PLN/USD	UBS	12/16/21	PLN	703	177	—
RUB/USD	CIT	12/16/21	RUB	377,761	5,116	6
USD/BRL	CIT	10/14/21	BRL	(983)	(180)	5
USD/BRL	HSB	12/08/21	BRL	(41,640)	(7,561)	387
USD/CNY	HSB	10/08/21	CNY	(103,914)	(16,076)	(140)
USD/CNY	HSB	10/15/21	CNY	(94,937)	(14,679)	(142)
USD/CNY	DUB	11/04/21	CNY	(75,245)	(11,617)	(64)
USD/CNY	HSB	11/04/21	CNY	(44,716)	(6,904)	(25)
USD/CNY	UBS	12/09/21	CNY	(51,351)	(7,908)	(14)
USD/CNY	UBS	12/09/21	CNY	(110)	(17)	—
USD/CNY	CIT	12/15/21	CNY	(80,127)	(12,333)	(60)
USD/CNY	BNP	12/16/21	CNY	(243,978)	(37,549)	(127)
USD/CNY	HSB	12/16/21	CNY	(65,934)	(10,147)	(7)
USD/CNY	HSB	12/16/21	CNY	(66,748)	(10,273)	4
USD/CNY	MSC	12/16/21	CNY	(7)	(1)	—
USD/EUR	JPM	10/14/21	EUR	(7,075)	(8,197)	218
USD/EUR	BOA	10/28/21	EUR	(18,018)	(20,881)	442
USD/EUR	JPM	10/29/21	EUR	(5,311)	(6,154)	144
USD/EUR	JPM	11/04/21	EUR	(5,272)	(6,110)	155
USD/EUR	CIT	11/12/21	EUR	(3,889)	(4,508)	99
USD/EUR	MSC	11/12/21	EUR	(13,817)	(16,017)	56
USD/EUR	JPM	12/15/21	EUR	(17,316)	(20,090)	100
USD/HKD	BNP	11/04/21	HKD	(127,350)	(16,361)	14
USD/HKD	CIT	11/12/21	HKD	(126,484)	(16,250)	8
USD/INR	CIT	10/14/21	INR	(316,159)	(4,254)	59
USD/INR	CIT	12/01/21	INR	(461,917)	(6,185)	85
USD/INR	HSB	12/09/21	INR	(617,851)	(8,266)	111

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/INR	BNP	12/16/21	INR	(180,909)	(2,418)	20
USD/NOK	BOA	10/22/21	NOK	(83,850)	(9,591)	(299)
USD/NZD	MSC	12/08/21	NZD	(11,723)	(8,089)	231
USD/SEK	JPM	12/02/21	SEK	(97,382)	(11,128)	76
USD/SEK	UBS	12/08/21	SEK	(89,378)	(10,215)	196
					120,193	(3,214)

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	JPM	9.39	(A)	01/02/25	BRL	44,224	—	(115)
BRAZIBOR (A)	Paying	JPM	9.54	(A)	01/02/25	BRL	48,067	—	(94)
BRAZIBOR (A)	Paying	JPM	9.42	(A)	01/02/25	BRL	48,245	—	(119)
								—	(328)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Bombardier Inc. (Q)	BCL	4.78	5.00	12/20/21	(2,130)	24	(106)	130
Trust FIBRA UNO (Q)	CCI	2.57	1.00	06/20/26	(106)	(8)	(12)	4
Trust FIBRA UNO (Q)	CCI	2.57	1.00	06/20/26	(600)	(41)	(66)	25
					(2,836)	(25)	(184)	159

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
AENA, S.M.E., S.A. (M)	JPM	OBFR -0.26% (M)	TBD	(1,588)	(254)	(21)
Afterpay Limited (M)	JPM	OBFR -0.25% (M)	TBD	(3,106)	(293)	21
Agnico Eagle Mines Limited (M)	JPM	OBFR -0.25% (M)	TBD	(1,239)	(70)	5
Ajinomoto Co., Inc. (M)	JPM	OBFR -0.25% (M)	TBD	(1,600)	(50)	3
American International Group, Inc. (M)	CGM	OBFR -0.18% (M)	TBD	(2,706)	(145)	(3)
Americanas SA (M)	JPM	OBFR -1.75% (M)	TBD	(5,234)	(40)	10
Amphenol Corporation (M)	CGM	OBFR -0.18% (M)	TBD	(1,600)	(121)	4
Aviva PLC (M)	JPM	OBFR -0.25% (M)	TBD	(39,219)	(219)	6
Banco BTG Pactual S/A. (M)	CGM	OBFR -0.68% (M)	TBD	(21,179)	(109)	11
Bilibili Inc. (M)	CGM	OBFR -0.18% (M)	TBD	(3,068)	(226)	23
BT Group PLC (M)	CGM	OBFR -0.25% (M)	TBD	(37,088)	(81)	1
Canadian National Railway Company (M)	JPM	OBFR -0.25% (M)	TBD	(1,047)	(119)	(2)
Cansino Biologics Inc. (M)	JPM	OBFR -1.57% (M)	TBD	(1,400)	(54)	4
Capitec Bank Holdings (M)	JPM	OBFR -0.40% (M)	TBD	(1,832)	(244)	23
Celltrion Healthcare Co. Ltd. (M)	CGM	OBFR -0.41% (M)	TBD	(5,744)	(571)	40
Central Japan Railway Company (M)	JPM	OBFR -0.25% (M)	TBD	(2,700)	(396)	(39)
China Conch Venture Holdings Limited (M)	CGM	OBFR -0.30% (M)	TBD	(65,500)	(294)	(10)
China Longyuan Power Group Corporation Limited (M)	CGM	OBFR -0.30% (M)	TBD	(98,000)	(223)	(19)
China Molybdenum Co.,Ltd (M)	CGM	OBFR -0.30% (M)	TBD	(84,000)	(57)	5
China Resources Gas Group Limited (M)	CGM	OBFR -0.30% (M)	TBD	(8,000)	(48)	6
China Southern Airlines Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(214,000)	(128)	7
China Vanke Co., Ltd. (M)	CGM	OBFR -0.30% (M)	TBD	(46,600)	(120)	(8)
Chipotle Mexican Grill, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(118)	(221)	7
Chocoladefabriken Lindt & Sprungli AG (M)	JPM	OBFR -0.26% (M)	TBD	(31)	(358)	11
CK Asset Holdings Limited (M)	JPM	OBFR -0.30% (M)	TBD	(61,500)	(372)	13
Country Garden Holdings Company Limited (M)	JPM	OBFR -0.30% (M)	TBD	(448,000)	(474)	(2)
Credit Suisse Group AG (M)	JPM	OBFR -0.26% (M)	TBD	(92,486)	(969)	46
DENSO Corporation (M)	JPM	OBFR -0.25% (M)	TBD	(1,100)	(78)	5
Dollar General Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(1,564)	(347)	15
E.Sun Financial Holding Company, Ltd. (M)	CGM	OBFR -0.40% (M)	TBD	(47,750)	(45)	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
eBay Inc. (M)	CGM	OBFR -0.18% (M)	TBD	(4,161)	(305)	15
Evolution AB (publ) (M)	CGM	OBFR -0.25% (M)	TBD	(839)	(143)	15
Ferrovial, S.A. (M)	CGM	OBFR -0.26% (M)	TBD	(5,181)	(154)	2
FUJIFILM Holdings Corporation (M)	JPM	OBFR -0.25% (M)	TBD	(1,000)	(87)	—
Fuyao Glass Industry Group Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(14,400)	(86)	9
Galaxy Entertainment Group Limited (M)	JPM	OBFR -0.30% (M)	TBD	(17,000)	(118)	31
GDS Holdings Ltd. (M)	JPM	OBFR -0.15% (M)	TBD	(2,230)	(142)	16
Geely Automobile Holdings Limited (M)	JPM	OBFR -0.30% (M)	TBD	(88,000)	(298)	46
General Electric Company (M)	CGM	OBFR -0.18% (M)	TBD	(1,847)	(182)	(8)
Great Wall Motor Company Limited (M)	JPM	OBFR -0.30% (M)	TBD	(60,000)	(255)	33
Hannover Ruck SE (M)	JPM	OBFR -0.26% (M)	TBD	(1,393)	(256)	11
Hapvida Participacoes E Investimentos S/A (M)	JPM	OBFR -0.50% (M)	TBD	(73,609)	(203)	19
HSBC Holdings PLC (M)	CGM	OBFR -0.25% (M)	TBD	(5,833)	(30)	(3)
Hyundai Heavy Industries Co.,Ltd. (M)	CGM	1W LIBOR -0.40% (M)	TBD	(888)	(76)	—
Hyundai Motor Company (M)	CGM	OBFR -0.40% (M)	TBD	(368)	(65)	3
Innovent Biologics, Inc. (M)	JPM	OBFR -0.38% (M)	TBD	(8,500)	(70)	(12)
Investor Aktiebolag (M)	CGM	OBFR -0.25% (M)	TBD	(14,978)	(335)	11
iQIYI, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(55,909)	(522)	73
JAPAN POST HOLDINGS Co., Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(9,100)	(81)	4
JBS S.A. (M)	CGM	OBFR -0.50% (M)	TBD	(5,132)	(34)	(1)
Kimberly-Clark Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(2,456)	(338)	11
Kingsoft Cloud Holdings Limited (M)	CGM	OBFR -0.18% (M)	TBD	(5,428)	(168)	14
Korea Zinc Co., Ltd. (M)	JPM	OBFR -0.35% (M)	TBD	(89)	(39)	1
Kraft Foods Group, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(6,833)	(251)	(2)
Kunlun Energy Company Limited (M)	JPM	OBFR -0.30% (M)	TBD	(60,000)	(66)	3
Kyowa Kirin Co., Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(400)	(15)	—
Longfor Group Holdings Limited (M)	CGM	OBFR -0.30% (M)	TBD	(43,500)	(193)	(8)
Macquarie Group Limited (M)	JPM	OBFR -0.25% (M)	TBD	(557)	(73)	(1)
MicroPort Scientific Corporation (M)	CGM	OBFR -1.10% (M)	TBD	(33,700)	(216)	26
Mitsui Fudosan Co., Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(12,400)	(303)	4
Murata Manufacturing Co., Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(1,100)	(99)	—
PACCAR Inc (M)	JPM	OBFR -0.15% (M)	TBD	(4,204)	(340)	8
Paychex, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(4,768)	(527)	(9)
Ping An Healthcare and Technology Company Limited (M)	JPM	OBFR -0.73% (M)	TBD	(36,000)	(263)	29
Posco Chemical Co Ltd (M)	JPM	OBFR -1.09% (M)	TBD	(2,520)	(332)	(45)
Raia Drogasil S.A. (M)	JPM	OBFR -0.50% (M)	TBD	(43,600)	(209)	23
Roper Technologies, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(1,026)	(491)	33
Sampo Oyj (M)	CGM	OBFR -0.26% (M)	TBD	(10,168)	(513)	8
Samsung Life Insurance Co., Ltd. (M)	JPM	OBFR -0.05% (M)	TBD	(378)	(24)	1
Schindler Holding AG (M)	JPM	OBFR -0.26% (M)	TBD	(397)	(125)	18
Sekisui House, Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(1,600)	(34)	—
Shandong Gold Group Co., Ltd. (M)	JPM	OBFR -1.29% (M)	TBD	(121,750)	(217)	1
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (M)	CGM	OBFR -1.00% (M)	TBD	(27,000)	(151)	12
Shenzhou International Group Holdings Limited (M)	JPM	OBFR -0.30% (M)	TBD	(4,100)	(90)	2
Shimano Inc. (M)	JPM	OBFR -0.25% (M)	TBD	(100)	(31)	1
Skandinaviska Enskilda Banken AB (M)	CGM	OBFR -0.25% (M)	TBD	(12,898)	(179)	(3)
SSE PLC (M)	CGM	OBFR -0.24% (M)	TBD	(8,381)	(189)	12
Sumitomo Realty & Development Co.,Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(2,600)	(93)	(3)
Sunny Optical Technology (Group) Company Limited (M)	CGM	OBFR -0.30% (M)	TBD	(12,700)	(349)	15
Sydney Airport Corporation Limited (M)	JPM	OBFR -0.25% (M)	TBD	(38,006)	(225)	(2)
Taiwan Cement Corporation (M)	JPM	OBFR -0.58% (M)	TBD	(21,000)	(37)	(2)
Tesco PLC (M)	CGM	OBFR -0.25% (M)	TBD	(69,306)	(247)	11
The Boeing Company (M)	CGM	OBFR -0.18% (M)	TBD	(1,625)	(353)	(5)
Transurban Holdings Limited (M)	JPM	OBFR -0.25% (M)	TBD	(5,598)	(60)	3
Transurban Holdings Limited (M)	JPM	OBFR +0.00% (M)	TBD	(788)	(0)	(1)
TravelSky Technology Limted (M)	CGM	OBFR -0.30% (M)	TBD	(9,000)	(17)	—
U C B (M)	CGM	OBFR -0.26% (M)	TBD	(915)	(102)	—
UBS Group AG (M)	CGM	OBFR -0.26% (M)	TBD	(2,798)	(44)	(1)
Unicharm Corporation (M)	JPM	OBFR -0.25% (M)	TBD	(1,100)	(51)	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Vestas Wind Systems A/S (M)	CGM	OBFR -0.25% (M)	TBD	(5,512)	(223)	2
Wal - Mart de Mexico, S.A.B. de C.V. (M)	JPM	OBFR -0.57% (M)	TBD	(31,245)	(111)	5
Xiaomi Corporation (M)	JPM	OBFR -0.30% (M)	TBD	(28,600)	(90)	12
Xinyi Solar Holdings Limited (M)	CGM	OBFR -0.30% (M)	TBD	(40,000)	(87)	4
Zto Express Co., Ltd. (M)	JPM	OBFR -0.15% (M)	TBD	(3,735)	(115)	—
						603

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid Leveraged Loan Total Return Index (S)	3M LIBOR +0.00% (S)	GSC	03/20/22	3,261	—	10
iBoxx Liquid Leveraged Loan Total Return Index (Q)	3M LIBOR +0.00% (Q)	GSC	12/20/21	3,261	—	13
iBoxx Liquid Leveraged Loan Total Return Index (S)	3M LIBOR +0.00% (S)	MSC	03/20/22	2,174	—	5
iBoxx Liquid Leveraged Loan Total Return Index (Q)	3M LIBOR +0.00% (Q)	MSC	12/20/21	2,174	—	6
					—	34
Total return swap agreements - paying return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	3M LIBOR +0.00% (Q)	CIT	10/19/21	(2,470)	—	(37)
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	3M LIBOR +0.00% (Q)	CIT	10/19/21	(2,458)	—	26
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	3M LIBOR +0.00% (Q)	CIT	10/19/21	(2,501)	—	38
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	3M LIBOR +0.00% (Q)	CIT	10/19/21	(2,501)	—	38
					—	65

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,846,725	807,806	8,764	2,663,295
Government And Agency Obligations	—	278,057	—	278,057
Corporate Bonds And Notes	—	191,506	7,533	199,039
Non-U.S. Government Agency Asset-Backed Securities	—	180,437	—	180,437
Senior Floating Rate Instruments	—	112,077	—	112,077
Investment Companies	56,957	—	—	56,957
Preferred Stocks	26,639	—	—	26,639
Trust Preferreds	2,901	—	—	2,901
Warrants	645	—	19	664
Rights	—	11	—	11
Short Term Investments	582,039	—	—	582,039
	2,515,906	1,569,894	16,316	4,102,116
Liabilities - Securities
Common Stocks	(15,273)	—	—	(15,273)
	(15,273)	—	—	(15,273)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	409	—	409
Futures Contracts	16,237	—	—	16,237
Centrally Cleared Interest Rate Swap Agreements	—	31,639	—	31,639
Centrally Cleared Credit Default Swap Agreements	—	1,455	—	1,455
Exchange Traded Purchased Options	10,336	—	—	10,336
OTC Purchased Options	—	5,285	—	5,285
Open Forward Foreign Currency Contracts	—	3,298	—	3,298
OTC Credit Default Swap Agreements	—	168	—	168
OTC Contracts for Difference	—	815	—	815
OTC Total Return Swap Agreements	235	136	—	371
	26,808	43,205	—	70,013

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Barrier Options	—	(110)	—	(110)
Futures Contracts	(10,850)	—	—	(10,850)
Centrally Cleared Interest Rate Swap Agreements	—	(21,823)	—	(21,823)
Centrally Cleared Credit Default Swap Agreements	—	(82)	—	(82)
Exchange Traded Written Options	(5,331)	—	—	(5,331)
OTC Written Options	—	(6,028)	—	(6,028)
Open Forward Foreign Currency Contracts	—	(6,512)	—	(6,512)
OTC Interest Rate Swap Agreements	—	(328)	—	(328)
OTC Credit Default Swap Agreements	—	(290)	—	(290)
OTC Contracts for Difference	—	(212)	—	(212)
OTC Total Return Swap Agreements	—	(37)	—	(37)
	(16,181)	(35,422)	—	(51,603)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.2%
United States of America 41.7%
Bunge Limited	335	27,227
CF Industries Holdings Inc.	546	30,456
Chevron Corporation	432	43,857
ConocoPhillips	375	25,445
Darling Ingredients Inc. (a)	147	10,552
Deere & Company	62	20,668
Exxon Mobil Corporation	403	23,722
FMC Corporation	273	25,001
Freeport-McMoRan Inc. (a)	290	9,443
Hess Corporation	168	13,081
International Paper Company	182	10,171
Marathon Petroleum Corporation	159	9,841
Newmont Corporation	406	22,031
Packaging Corporation of America	109	14,965
Pioneer Natural Resources Co.	93	15,536
Trimble Inc. (a)	133	10,902
Valero Energy Corporation	157	11,088
Westrock Company, Inc.	181	8,993
		332,979
Canada 15.4%
Canadian Natural Resources Ltd. (b)	666	24,341
Equinox Gold Corp. (a)	30	197
First Quantum Minerals Ltd	397	7,357
Kinross Gold Corporation	2,788	14,948
Marathon Gold Corp. (a)	170	412
Neo Lithium Corp. (a) (b)	1,878	6,716
Nutrien Ltd. (a) (b)	399	25,873
Pure Gold Mining Inc. (a)	428	300
Stelco Holdings Inc.	233	6,837
Suncor Energy Inc.	1,047	21,710
Teck Resources Limited - Class B (a)	580	14,459
		123,150
Netherlands 7.5%
Koninklijke DSM N.V. (b)	92	18,454
Royal Dutch Shell PLC - Class B	1,873	41,277
		59,731
Switzerland 6.2%
Glencore PLC	8,705	41,115
Nestle SA - Class N	69	8,319
		49,434
France 6.1%
Total SA (b)	1,020	48,674
Norway 4.3%
Aker ASA	317	10,321
Equinor ASA	955	24,256
		34,577
Australia 3.9%
BHP Group PLC	1,035	26,174
Newcrest Mining Ltd.	312	5,122
		31,296
Brazil 3.9%
Vale S.A. - ADR	2,205	30,764
United Kingdom 3.6%
Anglo American PLC	809	28,484
Russian Federation 2.4%
Public Joint Stock Society "Polyus" - GDR (c)	74	6,109
Public Joint Stock Society Oil Company "Lukoil" - ADR (a)	141	13,393
		19,502
Ireland 1.7%
Kerry Group Plc	101	13,496
Luxembourg 1.0%
ArcelorMittal - ADR (b)	277	8,357
Ghana 0.5%
Kosmos Energy Ltd. (a)	1,347	3,986
Total Common Stocks (cost $655,102)		784,430
WARRANTS 0.0%
Canada 0.0%
Pure Gold Mining Inc. (a) (d)	283	50
Total Warrants (cost $29)		50
SHORT TERM INVESTMENTS 13.4%
Securities Lending Collateral 12.4%
JNL Securities Lending Collateral Fund, 0.01% (e) (f)	98,930	98,930
Investment Companies 1.0%
JNL Government Money Market Fund, 0.01% (e) (f)	7,701	7,701
Total Short Term Investments (cost $106,631)		106,631
Total Investments 111.6% (cost $761,762)		891,111
Other Assets and Liabilities, Net (11.6)%		(92,424)
Total Net Assets 100.0%		798,687

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	332,979	—	—	332,979
Canada	123,150	—	—	123,150
Netherlands	—	59,731	—	59,731
Switzerland	—	49,434	—	49,434
France	—	48,674	—	48,674
Norway	—	34,577	—	34,577
Australia	—	31,296	—	31,296
Brazil	30,764	—	—	30,764
United Kingdom	—	28,484	—	28,484
Russian Federation	6,109	13,393	—	19,502
Ireland	—	13,496	—	13,496

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund (continued)
Luxembourg	8,357	—	—	8,357
Ghana	3,986	—	—	3,986
Warrants	—	50	—	50
Short Term Investments	106,631	—	—	106,631
	611,976	279,135	—	891,111

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.9%
Information Technology 41.4%
Adobe Inc. (a)	251	144,240
Analog Devices, Inc. (a)	589	98,705
Apple Inc. (a)	1,138	161,089
ASML Holding - ADR (a)	228	169,745
Autodesk, Inc. (a)	28	7,866
CrowdStrike Holdings, Inc. - Class A (a)	114	27,983
Intuit Inc. (a)	305	164,774
Marvell Technology, Inc.	1,872	112,881
MasterCard Incorporated - Class A	495	171,939
Microsoft Corporation (a)	1,541	434,353
NVIDIA Corporation (a)	519	107,549
Paypal Holdings, Inc. (a)	321	83,603
ServiceNow, Inc. (a)	265	164,753
Twilio Inc. - Class A (a)	173	55,150
Visa Inc. - Class A	899	200,333
Wix.Com Ltd. (a)	237	46,454
		2,151,417
Communication Services 18.3%
Alphabet Inc. - Class A (a)	94	252,410
Facebook, Inc. - Class A (a)	644	218,660
Match Group Holdings II, LLC (a)	482	75,730
Netflix, Inc. (a)	213	130,133
SEA, Ltd. - Class A - ADR (a)	339	108,058
Snap Inc. - Class A (a)	1,747	129,043
T-Mobile USA, Inc. (a)	274	34,978
		949,012
Consumer Discretionary 16.8%
Amazon.com, Inc. (a)	132	433,573
Domino's Pizza, Inc.	67	31,931
ETSY, Inc. (a)	398	82,667
LVMH Moet Hennessy Louis Vuitton SE	113	80,842
MercadoLibre S.R.L (a)	70	117,210
NIKE, Inc. - Class B	867	125,977
		872,200
Health Care 8.4%
AstraZeneca PLC - ADR (a)	456	27,378
Danaher Corporation	297	90,497
Eli Lilly & Co.	110	25,324
Intuitive Surgical, Inc. (a)	42	41,804
Lonza Group AG	70	52,375
Thermo Fisher Scientific Inc.	65	36,868
UnitedHealth Group Incorporated	197	76,982
Zoetis Inc. - Class A	426	82,695
		433,923
Industrials 6.6%
CoStar Group, Inc. (a)	528	45,470
Fortive Corporation	539	38,024
Roper Technologies, Inc.	172	76,962
TransDigm Group Inc. (a)	92	57,361
TransUnion	607	68,130
Uber Technologies, Inc. (a)	665	29,814
Union Pacific Corporation	147	28,800
		344,561
Financials 4.8%
Morgan Stanley	386	37,571
S&P Global Inc.	366	155,413
Shopify Inc. - Class A (a)	43	57,683
		250,667
Materials 2.8%
Ball Corporation	632	56,860
Freeport-McMoRan Inc. (a)	844	27,456
Sherwin-Williams Co.	223	62,504
		146,820
Consumer Staples 0.8%
Olaplex Holdings, Inc. (a)	1,687	41,324
Total Common Stocks (cost $2,927,382)		5,189,924
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund, 0.01% (b) (c)	5,657	5,657
Total Short Term Investments (cost $5,657)		5,657
Total Investments 100.0% (cost $2,933,039)		5,195,581
Other Assets and Liabilities, Net (0.0)%		(808)
Total Net Assets 100.0%		5,194,773

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	5,056,707	133,217	—	5,189,924
Short Term Investments	5,657	—	—	5,657
	5,062,364	133,217	—	5,195,581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 93.9%
United Kingdom 18.1%
AstraZeneca PLC	269	32,362
Barclays PLC	7,531	19,091
BP P.L.C.	9,780	44,650
British American Tobacco P.L.C.	683	23,887
Compass Group PLC (a)	913	18,621
Relx PLC (a)	198	5,721
Relx PLC	370	10,669
Rolls-Royce Holdings plc (a)	35,237	66,090
Unilever PLC	624	33,733
		254,824
France 15.7%
Alstom	567	21,533
AXA SA	1,326	36,800
BNP Paribas SA (b)	58	3,707
Danone	359	24,500
Pernod-Ricard SA	71	15,579
Sanofi SA	454	43,664
Total SA (b)	924	44,093
Valeo	430	12,012
VINCI	174	18,049
		219,937
Germany 10.9%
BASF SE - Class N	473	35,991
Bayer AG - Class N	252	13,699
Infineon Technologies AG - Class N	88	3,628
RWE AG	918	32,436
SAP SE	307	41,602
Siemens AG - Class N	158	25,785
		153,141
Japan 10.1%
Fanuc Ltd.	163	35,598
Murata Manufacturing Co. Ltd.	340	30,303
Sompo Holdings, Inc.	293	12,695
Sumitomo Mitsui Financial Group Inc.	567	19,925
Takeda Pharmaceutical Co. Ltd.	1,299	43,049
		141,570
Spain 8.0%
AENA, S.M.E., S.A. (a) (c)	147	25,269
Amadeus IT Group SA (c)	681	44,634
Banco Bilbao Vizcaya Argentaria, S.A.	2,528	16,627
CaixaBank, S.A.	8,129	25,204
		111,734
Switzerland 7.6%
Compagnie Financiere Richemont SA	204	21,131
Credit Suisse Group AG - Class N	1,657	16,477
Novartis AG - Class N	518	42,419
Zurich Insurance Group AG - Class N	66	27,240
		107,267
Italy 6.3%
Enel SpA	4,866	37,335
UniCredit S.p.A.	3,863	51,163
		88,498
Netherlands 4.9%
Airbus SE (a)	170	22,401
Akzo Nobel N.V.	192	20,957
ING Groep N.V. (b)	962	13,968
Royal Dutch Shell PLC - Class A (a)	525	11,760
		69,086
South Korea 3.9%
Samsung Electronics Co. Ltd.	655	40,482
SK Hynix Inc.	160	13,626
		54,108
Ireland 1.7%
Ryanair Holdings Plc - ADR (a)	223	24,495
Canada 1.5%
Air Canada (a)	1,157	21,138
Hong Kong 1.1%
Sands China Ltd. (a)	7,813	15,972
Sweden 1.0%
Swedbank AB - Class A	701	14,147
Luxembourg 0.8%
ArcelorMittal	366	11,084
Bermuda 0.7%
Credicorp Ltd. (a)	87	9,616
Indonesia 0.7%
Bank Mandiri Persero Tbk PT	21,191	9,075
Mexico 0.5%
Grupo Financiero Banorte SAB de CV (a)	1,060	6,810
China 0.4%
Beijing Capital International Airport Co. Ltd. - Class H (a)	10,344	6,069
Total Common Stocks (cost $1,183,497)		1,318,571
PREFERRED STOCKS 3.6%
Switzerland 2.5%
Roche Holding AG	94	34,536
Germany 1.1%
Volkswagen AG (d)	70	15,703
Total Preferred Stocks (cost $46,389)		50,239
CORPORATE BONDS AND NOTES 0.3%
Guernsey 0.3%
Credit Suisse AG
3.00%, 11/12/21, CHF (b) (c) (d)	611	703
3.00%, 11/12/21, CHF (d)	3,400	3,914
Total Corporate Bonds And Notes (cost $4,401)		4,617
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.6%
JNL Government Money Market Fund, 0.01% (e) (f)	22,521	22,521
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.01% (e) (f)	4,594	4,594
Total Short Term Investments (cost $27,115)		27,115
Total Investments 99.7% (cost $1,261,402)		1,400,542
Other Assets and Liabilities, Net 0.3%		3,808
Total Net Assets 100.0%		1,404,350

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Causeway International Value Select Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	04/27/20	20,817	25,269	1.8
Amadeus IT Group SA	04/03/20	39,859	44,634	3.2
Credit Suisse AG, 3.00%, 11/12/21	05/07/21	678	703	—
		61,354	70,606	5.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	62,059	1,256,512	—	1,318,571
Preferred Stocks	50,239	—	—	50,239
Corporate Bonds And Notes	—	4,617	—	4,617
Short Term Investments	27,115	—	—	27,115
	139,413	1,261,129	—	1,400,542

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 98.9%
Information Technology 39.9%
Adobe Inc. (a)	87	50,384
Akamai Technologies, Inc. (a)	97	10,134
Apple Inc. (a)	490	69,322
ASML Holding - ADR (a)	29	21,951
Atlassian Corporation PLC - Class A (a)	42	16,444
Fidelity National Information Services, Inc.	154	18,772
Microsoft Corporation (a)	278	78,252
NVIDIA Corporation (a)	263	54,407
NXP Semiconductors N.V.	101	19,706
Palo Alto Networks, Inc. (a)	84	40,280
Qualcomm Incorporated (a)	249	32,121
Salesforce.Com, Inc. (a)	202	54,903
Splunk Inc. (a)	151	21,865
Uipath, Inc. - Class A (a)	145	7,617
Visa Inc. - Class A	288	64,070
Workday, Inc. - Class A (a)	73	18,134
		578,362
Consumer Discretionary 18.8%
Advance Auto Parts, Inc.	99	20,587
Alibaba Group Holding Limited - ADR (a)	119	17,587
Amazon.com, Inc. (a)	40	130,948
Aptiv PLC (a)	156	23,309
The Home Depot, Inc.	100	32,991
Tractor Supply Co. (a)	105	21,211
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	70	25,142
		271,775
Communication Services 12.7%
Booking Holdings Inc. (a)	8	19,594
Facebook, Inc. - Class A (a)	275	93,326
Netflix, Inc. (a)	42	25,390
SEA, Ltd. - Class A - ADR (a)	64	20,533
Walt Disney Co.	145	24,612
		183,455
Health Care 11.9%
Alcon AG (a)	277	22,297
BioMarin Pharmaceutical Inc. (a)	138	10,699
Intuitive Surgical, Inc. (a)	16	15,708
Thermo Fisher Scientific Inc.	75	42,653
UnitedHealth Group Incorporated	113	44,013
Zoetis Inc. - Class A	190	36,985
		172,355
Industrials 10.6%
Eaton Corporation Public Limited Company	142	21,132
IHS Markit Ltd.	247	28,790
Raytheon BBN Technologies Corp.	262	22,567
Uber Technologies, Inc. (a)	571	25,586
United Parcel Service Inc. - Class B	180	32,729
W. W. Grainger, Inc.	58	22,855
		153,659
Consumer Staples 2.2%
Anheuser-Busch InBev - ADR (b)	186	10,502
Monster Beverage 1990 Corporation (a)	242	21,528
		32,030
Real Estate 1.6%
Equinix, Inc.	28	22,482
Materials 1.2%
Ecolab Inc.	86	17,864
Total Common Stocks (cost $895,773)		1,431,982
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund, 0.01% (c) (d)	16,928	16,928
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	122	122
Total Short Term Investments (cost $17,050)		17,050
Total Investments 100.1% (cost $912,823)		1,449,032
Other Assets and Liabilities, Net (0.1)%		(832)
Total Net Assets 100.0%		1,448,200

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,431,982	—	—	1,431,982
Short Term Investments	17,050	—	—	17,050
	1,449,032	—	—	1,449,032

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 97.7%
Japan 23.2%
ABC-Mart Inc.	—	22
Acom Co. Ltd.	3	9
Adastria Co. Ltd.	—	6
Adeka Corporation	1	31
Advantest Corporation	—	18
AEON Co. Ltd.	2	53
Aeon Delight Co.,Ltd. (a)	—	10
AEON Financial Service Co. Ltd.	2	21
AEON Mall Co. Ltd.	1	14
Ai Holdings Corporation	1	13
AICA Kogyo Co., Ltd.	1	24
Aichi Corporation	1	8
Aichi Steel Corporation	—	2
Aida Engineering,Ltd.	—	4
AIFUL Corporation	5	18
Ain Holdings Inc	1	31
Air Water Inc.	2	24
Aisin Seiki Co. Ltd.	2	54
Ajinomoto Co. Inc.	1	41
Alfresa Holdings Corp.	1	20
All Nippon Airways Co. Ltd. (b)	1	18
ALPS Alpine Co. Ltd.	3	29
Amada Co. Ltd.	3	33
AMANO Corporation	1	26
Anritsu Corporation (a)	1	20
AOKI Holdings Inc.	3	17
Aoyama Trading Co., Ltd. (b)	2	13
Aozora Bank, Ltd. (a)	1	34
Arata Corporation	—	12
ARCS Company, Ltd	—	4
Argo Graphics Inc.	1	24
Arisawa Manufacturing Co., Ltd.	2	13
ARUHI Corporation.	—	5
Asahi Breweries Ltd.	1	63
Asahi Glass Co. Ltd.	2	114
Asahi Holdings, Inc.	1	23
Asahi Intecc Co., Ltd.	1	33
Asahi Kasei Corp.	8	88
Asics Corp.	1	16
ASKUL Corporation	1	9
Astellas Pharma Inc.	3	46
Autobacs Seven Co., Ltd.	1	9
Axial Retailing Inc.	—	10
Azbil Corporation	1	26
Bandai Namco Holdings Inc.	1	60
Bando Chemical Industries, Ltd.	1	10
Bank of Kyoto Ltd.	1	32
Bank of The Ryukyus, Limited	1	8
BayCurrent Consulting , Inc.	—	50
Belc CO., LTD.	—	5
Bellsystem24 Holdings, Inc.	—	3
Belluna Co., Ltd.	2	17
Benefit One Inc.	1	52
Benesse Holdings Inc.	1	20
BeNext-Yumeshin Group Co	—	1
Bengo4.com, Inc. (b)	—	17
Bic Camera Inc.	2	23
BML Inc.	—	4
BrainPad Inc. (b)	—	21
Bridgestone Corp.	1	38
Broadleaf Co.,Ltd.	1	3
Brother Industries Ltd.	2	42
Bunka Shutter Co. Ltd.	—	4
C. Uyemura & Co., Ltd.	1	32
Calbee,Inc.	2	41
Canon Electronics Inc.	—	5
Canon Inc.	2	39
Canon Marketing Japan Inc.	1	12
Capcom Co. Ltd.	—	11
Casio Computer Co. Ltd. (a)	1	15
Cawachi Limited	—	2
Central Glass Co., Ltd. (b)	1	19
Central Japan Railway Co.	—	32
China Bank Ltd.	3	18
Chiyoda Co., Ltd.	1	8
Chiyoda Corporation (b)	5	19
Chubu Electric Power Co. Inc.	1	13
ChubuShiryo Co., Ltd. (a)	1	10
Chudenko Corporation	—	4
Chugai Pharmaceutical Co. Ltd.	2	55
Chugoku Electric Power Co. Inc. (a)	1	13
Chugoku Marine Paints, Ltd.	1	11
Citizen Watch Co., Ltd.	5	21
CKD Corporation	1	19
CMK Corporation	2	7
Coca-Cola Bottlers Japan Holdings Inc.	1	20
Computer Engineering & Consulting, Ltd.	1	9
COMSYS Holdings Corporation	2	42
Concordia Financial Group, Ltd.	8	30
COSMOS Pharmaceutical Corporation	—	34
Create SD Holdings.Co., Ltd	1	30
Credit Saison Co. Ltd.	2	25
CyberAgent Inc.	2	39
Cybozu, Inc.	—	2
Dai Nippon Printing Co. Ltd.	1	27
Daibiru Corp.	1	13
Daicel Corp. (a)	3	23
Daido Steel Co., Ltd.	1	25
Daifuke Co. Ltd.	—	19
Daihen Corporation	1	22
Daiho Corp.	—	10
Dai-ichi Life Holdings, Inc.	2	44
Daiichi Sankyo Company, Ltd	1	19
Daiichikosho Co., Ltd.	1	19
Daikin Industries Ltd.	—	87
DaikyoNishikawa Corporation	1	8
Dainippon Sumitomo Pharma Co. Ltd.	—	5
Daio Paper Corporation	2	30
Daiseki Co., Ltd.	—	16
Daishi Hokuetsu Financial Group, Inc.	1	11
Daito Pharmaceutical Co.,Ltd.	1	15
Daito Trust Construction Co. Ltd. (a)	—	35
Daiwa House Industry Co. Ltd.	3	90
Daiwa Industries Ltd.	—	2
Daiwa Securities Group Inc. (a)	6	37
Daiwabo Holdings Co., Ltd.	2	24
DCM Holdings Co., Ltd.	1	6
Dena Co., Ltd.	1	15
Denka Company Limited	1	31
Denso Corp.	1	39
Dentsu Inc.	1	34
Dexerials Corporation	2	31
DIC Corp.	1	31
Digital Arts Inc.	—	8
Digital Garage Inc.	—	14
DIP Corporation	—	11
Disco Corp.	—	28
DMG Mori Co., Ltd. (b)	2	34
Doshisha Co., Ltd.	1	11
DOUTOR·NICHIRES Holdings Co., Ltd.	—	3
Dowa Holdings Co. Ltd.	1	32
DTS Corporation	—	5
DUSKIN Co., Ltd.	—	9
DYDO Group Holdings, INC.	1	26
Earth Corporation	—	18
East Japan Railway Co.	1	35
EBARA Corporation	1	40
Edion Corp. (a)	2	21
eGuarantee, Inc.	1	13
Eisai Co. Ltd.	—	23
EIZO Corporation	—	4
Elan Corporation	2	22
Elecom Co.,Ltd.	1	21
Electric Power Development Co., Ltd. - Class D	1	14
En-Japan Inc.	1	22
eREX CO.,Ltd.	1	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Exedy Corp.	1	17
Ezaki Glico Co.,Ltd.	1	19
F.C.C. Co. Ltd.	1	14
FANCL Corporation	—	13
Fanuc Ltd.	—	22
Fast Retailing Co. Ltd.	—	147
Ferrotec Holdings Corporation	—	9
FP Corporation	—	7
Fuji Co., Ltd.	—	2
Fuji Corporation	1	18
Fuji Electric Holdings Co. Ltd.	1	41
Fuji Kyuko Co.,Ltd.	—	17
Fuji Media Holdings, Inc.	—	2
Fuji Oil Holdings Inc.	1	12
Fuji Seal International, Inc.	—	4
Fujibo Holdings,Inc.	—	11
Fujicco Co., Ltd.	1	10
FUJIFILM Holdings Corp.	1	52
Fujikura Ltd. (b)	4	21
Fujimi Incorporated	1	29
Fujimori Kogyo Co., Ltd.	—	17
Fujisoft Incorporated (b)	1	26
Fujitec Co., Ltd.	1	12
Fujitsu General Limited	1	17
Fujitsu Ltd.	1	109
Fukuda Denshi Co., Ltd.	—	18
Fukui Computer Holdings, Inc.	—	15
Fukuoka Financial Group, Inc.	2	34
Fukuyama Transporting Co., Ltd.	—	9
Fullcast Holdings Co., Ltd.	1	22
Funai Soken Holdings Incorporated (a)	1	16
Furukawa Co., Ltd.	—	2
Furukawa Electric Co., Ltd.	1	24
Fuso Chemical Co., Ltd.	—	14
Futaba Corporation	—	2
Fuyo General Lease Co., Ltd.	—	21
Gakken Holdings Co.,Ltd.	1	8
Geo Holdings Corp.	—	2
GLOBERIDE, Inc.	1	28
Glory Ltd.	1	11
GMO Financial Holdings, Inc.	3	19
GMO Internet, Inc.	1	15
GMO Payment Gateway, Inc.	—	25
Goldwin Inc.	—	7
GREE, Inc.	2	12
GS Yuasa Corp.	1	20
Gulliver International Co. Ltd.	2	21
GungHo Online Entertainment, Inc.	1	22
Gunze Limited	—	4
H2O Retailing Corporation	2	17
Hakuhodo DY Holdings Incorporated	—	3
Halows Co.,Ltd.	—	10
Hamakyorex Co.,Ltd.	—	3
Hamamatsu Photonics KK	—	6
Hankyu Hanshin Holdings Inc.	1	35
HANWA Co., Ltd.	—	6
Haseko Corp.	3	36
Hazama Ando Corporation	3	20
Heiwa Corporation (a)	1	21
Heiwa Real Estate Co., Ltd.	—	7
Heiwado Co., Ltd. (a)	—	4
Hikari Tsushin Inc.	—	17
HI-LEX Corporation	1	11
Hino Motors Ltd.	2	17
Hirogin Holdings, Inc.	2	13
Hirose Electric Co. Ltd.	—	17
Hisamitsu Pharmaceutical Co. Inc.	—	8
Hitachi Construction Machinery Co. Ltd.	—	6
Hitachi Ltd.	4	225
Hitachi Maxell, Ltd.	—	5
Hitachi Metals Ltd. (b)	—	6
Hitachi Transport System, Ltd.	1	31
Hitachi Zosen Corporation	3	19
Hogy Medical Co.,Ltd.	—	11
Hokkaido Electric Power Co., Inc.	2	10
Hokuetsu Corporation	1	3
Hokuhoku Financial Group, Inc.	1	10
Hokuriku Electric Power Company	2	10
Hokuto Corporation	1	11
Honda Motor Co. Ltd.	4	132
HORIBA, Ltd.	1	35
Hosiden Corporation. (a)	—	3
House Foods Group Inc.	1	18
Hoya Corp.	1	109
Hulic Co. Ltd.	3	28
IBIDEN Co., Ltd.	—	11
Ichigo Inc.	5	15
Idec Corp.	1	12
Idemitsu Kosan Co., Ltd.	2	55
IHI Corp.	3	71
Iida Group Holdings Co., Ltd.	1	28
Inaba Denki Sangyo Co., Ltd.	1	20
Inabata & Co., Ltd.	—	3
Infocom Corporation	1	21
Infomart Corporation	1	6
Information Services International-Dentsu, Ltd.	—	15
Inpex Corporation	6	43
Intage Holdings Inc.	1	12
Internet Initiative Japan Inc	—	7
IR Japan Holdings, Ltd.	—	22
IRISO Electronics Co., Ltd.	—	4
Isetan Mitsukoshi Holdings Ltd.	3	23
Ishihara Sangyo Kaisha, Ltd.	—	2
Isuzu Motors Ltd.	2	29
ITO EN, LTD.	—	7
ITOCHU Corp.	5	152
ITOCHU ENEX Co., Ltd.	—	2
ITOCHU Techno-Solutions Corporation	1	29
Itoham Yonekyu Holdings Inc.	1	5
Iwatani Corporation	1	35
IZUMI Co., Ltd.	—	7
J Trust Co., Ltd.	5	20
J.Front Retailing Co., Ltd.	3	31
JACCS Co., Ltd.	—	3
JAFCO Co., Ltd.	1	38
Japan Airlines Co., Ltd (b)	2	38
Japan Airport Terminal Co. Ltd. (b)	—	20
Japan Aviation Electronics Industry Ltd.	1	20
Japan Elevator Service Holdings Co.,Ltd.	—	5
Japan Exchange Group Inc.	3	69
Japan Lifeline Co., Ltd.	—	2
Japan Material Co.,Ltd.	—	4
Japan Petroleum Exploration Co., Ltd.	—	4
Japan Post Holdings Co., Ltd.	4	32
Japan Post Insurance Co., Ltd.	—	7
Japan Pulp and Paper Co., Ltd.	—	14
Japan Securities Finance Co., LTD	1	5
Japan Tobacco Inc.	7	135
JCR Pharmaceuticals Co., Ltd.	1	17
JCU Corporation	—	4
JEOL Ltd.	1	51
JFE Holdings Inc.	3	38
JGC Holding Corporation	4	40
Jins Holdings Inc.	—	7
Joshin Denki Co.,Ltd.	1	14
Joyful Honda Co., Ltd.	1	7
JS Group Corp.	2	49
JSR Corp.	1	36
JTEKT Corp.	2	19
JustSystems Corporation	1	28
JVCKenwood Corporation	8	15
JXTG Holdings, Inc.	28	114
Kadokawa Corporation	1	39
Kaga Electronics Co.,Ltd.	1	14
Kagome Co., Ltd.	1	18
Kajima Corp.	4	55
Kakaku.com Inc.	1	19
Kaken Pharmaceutical Co., Ltd.	—	4
Kaleidoscape, Y.K.	—	16
Kameda Seika Co., Ltd.	—	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Kamigumi Co. Ltd.	1	21
Kanamoto Co. Ltd.	1	28
Kandenko Co., Ltd.	1	4
Kaneka Corp.	1	33
Kanematsu Corporation	1	11
Kanematsu Electronics Ltd.	—	10
Kansai Electric Power Co. Inc.	2	19
Kansai Paint Co. Ltd.	1	25
Kanto Denka Kogyo Co.,Ltd.	—	3
Kao Corp.	2	95
KATITAS Co., Ltd.	1	21
Kato Sangyo Co., Ltd.	1	21
Kawada Technologies,Inc.	—	7
Kawasaki Heavy Industries Ltd.	2	37
KDDI Corp.	9	304
KeePer Technical Laboratory Co., Ltd.	1	24
Keihan Holdings Co. Ltd.	1	14
Keikyu Corp. (a)	1	15
Keio Corp.	—	11
Keisei Electric Railway Co. Ltd.	1	20
Kewpie Corporation	1	22
Keyence Corp.	—	60
KFC Holdings Japan, Ltd.	—	3
KH Neochem Co., Ltd.	1	25
Kikkoman Corp.	—	32
Kinden Corp.	—	7
Kintetsu Corp. (b)	1	17
Kintetsu World Express, Inc.	1	13
Kirin Holdings Co. Ltd.	2	31
Kissei Pharmaceutical Co., Ltd.	—	2
KITZ Corporation	1	4
Kmto Energy K.K.	1	29
KOA Corporation	2	26
Kobayashi Pharmaceutical Co. Ltd.	—	24
Kobe Bussan Co., Ltd.	1	36
Kobe Steel Ltd.	4	27
Kohnan Shoji Co.,Ltd.	1	23
Koito Manufacturing Co. Ltd.	—	24
KOKUYO Co.,Ltd.	2	30
Komatsu Ltd.	1	34
KOMEDA Holdings Co.,Ltd.	—	4
Komeri Co.,Ltd.	—	10
Komori Corporation	2	16
Konami Corp.	—	13
Konica Minolta Holdings Inc.	6	32
Konishi Co., Ltd.	1	10
Kose Corp.	—	24
Krosaki Harima Corporation	—	17
K's Holdings Corporation	3	26
Kubota Corp.	1	28
Kumagai Gumi Co., Ltd.	1	18
Kumiai Chemical Industry Co., Ltd.	1	10
Kuraray Co. Ltd.	6	56
Kureha Corporation	—	14
Kurita Water Industries Ltd.	1	34
Kusurino Aoki Holdings Co., Ltd.	—	21
KYB Corporation	—	3
Kyocera Corp.	1	38
Kyokuto Kaihatsu Kogyo Co.,Ltd.	—	3
Kyorin Holdings, Inc.	—	3
Kyowa Exeo Corp.	1	22
Kyowa Kirin Co., Ltd.	1	22
Kyudenko Corp.	—	7
Kyushu Electric Power Co. Inc.	2	17
Kyushu Financial Group, Inc.	8	29
Kyushu Railway Company	1	34
LAC Co., Ltd	1	11
Lasertec Corporation	—	69
Lawson Inc.	1	34
LEC, Inc. (a)	—	2
Life Corporation	—	4
Lintec Corporation	—	5
Lion Corp.	2	34
M&A Capital Partners Co.,Ltd. (b)	—	22
M3, Inc.	1	71
Mabuchi Motor Co. Ltd.	1	24
Macnica Fuji Electronics Holdings, Inc.	—	5
Macromill, Inc.	1	10
Maeda Corporation (a) (c)	3	26
Maeda Kosen Co.,Ltd.	—	12
Maeda Road Construction Co. Ltd. (c)	1	13
Makino Milling Machine Co., Ltd.	1	27
Makita Corp.	1	39
Mandom Corporation	—	3
Marubeni Corp.	6	50
Marudai Food Co., Ltd.	1	12
Maruha Nichiro Holdings, Inc.	1	19
Marui Group Co. Ltd.	1	25
Maruichi Steel Tube Ltd.	1	26
Marusan Securities Co., Ltd. (a)	—	2
MARUWA Co., Ltd.	—	20
Maruwa Unyu Kikan Co.,Ltd. (a)	1	11
Maruzen Showa Unyu Co., Ltd.	—	13
Matsui Securities Co.,Ltd.	3	20
Matsumotokiyoshi Holdings Co., Ltd. (a)	1	41
MAX Co.,Ltd.	1	17
Mazda Motor Corp.	4	30
McDonald's Holdings Co. Japan Ltd.	1	24
MCJ Co., Ltd.	1	10
Mebuki Financial Group, Inc.	17	37
MEC Company Ltd.	1	23
Media Do Holdings Co., Ltd.	—	4
Medical Data Vision Co., Ltd.	1	17
Medipal Holdings Corp.	2	38
MedPeer, Inc. (b)	—	3
MegaChips Corporation	—	3
Megmilk Snow Brand Co.,Ltd.	1	10
Meidensha Corporation	1	15
Meiji Holdings Co., Ltd.	1	71
Meiko Electronics Co., Ltd.	1	24
Meitec Corp.	—	11
METAWATER Co., Ltd.	1	8
Micronics Japan Co., Ltd.	1	10
Milbon Co.,Ltd.	1	31
Mimasu Semiconductor Industry Co., Ltd.	—	2
Minebea Mitsumi Inc.	2	38
Miraca Holdings Inc.	1	22
Mirait Holdings Corp.	1	18
Mirait Technologies Corporation	1	33
Miroku Jyoho Service Co., Ltd.	1	8
MISUMI Group Inc.	—	8
Mitsubishi Chemical Holdings Corporation	9	83
Mitsubishi Corp.	3	82
Mitsubishi Electric Corp.	3	38
Mitsubishi Estate Co. Ltd.	2	35
Mitsubishi Gas Chemical Co. Inc.	1	28
Mitsubishi Heavy Industries Ltd.	3	83
Mitsubishi Logistics Corporation.	—	6
Mitsubishi Materials Corp.	1	18
Mitsubishi Motors Corp. (b)	7	19
Mitsubishi Pencil Co., Ltd.	1	10
Mitsubishi UFJ Financial Group Inc.	23	137
Mitsubishi UFJ Lease & Finance Co. Ltd.	1	4
Mitsuboshi Belting Ltd.	1	13
Mitsui & Co. Ltd.	1	28
Mitsui Chemicals Inc.	1	40
Mitsui E&S Holdings Co., Ltd. (b)	3	12
Mitsui Fudosan Co. Ltd.	3	74
Mitsui High Tec Incorporation	1	41
Mitsui Mining & Smelting Co Ltd	1	28
Mitsui OSK Lines Ltd.	1	54
Mitsui-Soko Co., Ltd.	1	25
Miura Co.,Ltd.	1	28
mixi, Inc.	1	16
Mizuho Financial Group Inc.	5	72
Mizuho Leasing Company, Limited (a)	—	7
MIZUNO Corporation	1	12
Mochida Pharmaceutical Co., Ltd.	1	21
MODEC, Inc.	1	17
Monex Group, Inc.	3	18

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
MonotaRO Co., Ltd.	1	31
Morinaga & Co.,Ltd.	1	18
Morinaga Milk Industry Co., Ltd.	1	37
Morita Holdings Corp.	1	9
MS&AD Insurance Group Holdings, Inc.	1	37
Murata Manufacturing Co. Ltd.	1	116
Musashi Seimitsu Industry Co., Ltd.	1	21
Nabtesco Corp.	1	53
Nachi-Fujikoshi Corp. (b)	—	12
Nagase & Co., Ltd.	1	12
Nagoya Railroad Co. Ltd.	1	15
Nakanishi Inc.	1	16
Nankai Electric Railway Co., Ltd.	—	9
NEC Corp.	2	108
NEC Electronics Corp. (b)	3	37
NEC Networks & System Integration Corporation	1	17
NET One Systems Co. Ltd.	1	33
Neturen Co., Ltd.	1	7
NEXON Co.,Ltd.	2	31
NEXTAGE Co., Ltd.	—	4
NGK Insulators Ltd.	1	17
NGK Spark Plug Co. Ltd.	2	33
NHK SPRING Co.,Ltd.	3	23
Nichias Corp.	1	17
Nichicon Corporation (a)	—	4
NICHIDEN Corporation	1	17
Nichiha Corporation	—	6
Nichi-Iko Pharmaceutical Co., Ltd. (a)	1	7
Nichirei Corporation	1	37
Nidec Corp.	1	66
Nifco Inc.	1	31
Nihon Kohden Corporation	1	37
Nihon M & A Center Inc.	2	44
Nihon Parkerizing Co. Ltd.	—	4
Nihon Unisys,Ltd.	1	26
Nikkiso Co., Ltd.	—	3
NIKKON Holdings Co., Ltd.	1	12
Nikon Corp.	3	36
Nintendo Co. Ltd.	—	145
Nippo Corp.	1	22
Nippon Carbon Co. Ltd.	1	22
Nippon Chemi-Con Corporation (b)	1	17
Nippon Densetsu Kogyo Co.,Ltd.	—	3
Nippon Electric Glass Co. Ltd.	1	31
Nippon Express Co. Ltd.	1	34
Nippon Flour Mills Co., Ltd.	—	3
Nippon Gas Co., Ltd.	1	15
Nippon Kayaku Co., Ltd.	1	14
Nippon Light Metal Holdings Company, Ltd.	1	10
Nippon Meat Packers Inc.	1	30
Nippon Paint Co. Ltd.	2	17
Nippon Paper Industries Co., Ltd. (a)	1	13
Nippon Parking Development Co., Ltd.	2	2
Nippon Seiki Co., Ltd.	1	7
Nippon Shinyaku Co., Ltd.	—	33
Nippon Shokubai Co., Ltd.	—	15
Nippon Signal Co.,Ltd.	—	4
Nippon Soda Co., Ltd.	1	19
Nippon Steel Corporation	3	47
Nippon Steel Trading Corporation	—	14
Nippon Suisan Kaisha, Ltd.	4	22
Nippon Telegraph & Telephone Corp.	3	69
Nippon Yusen KK	1	90
Nipro Corp.	2	21
Nishimatsu Construction Co. Ltd. (a)	1	22
NISHIMATSUYA CHAIN Co., Ltd.	1	14
Nishi-Nippon Financial Holdings, Inc.	1	4
Nishi-Nippon Railroad Co., Ltd.	1	13
Nishio Rent All Co.,Ltd.	1	26
Nissan Chemical Industries Ltd.	1	41
Nissan Motor Co., Ltd. (b)	6	32
Nissan Shatai Co.,Ltd	3	18
Nissha Co., Ltd.	1	16
Nisshin Seifun Group Inc.	2	36
Nisshinbo Holdings Inc. (a)	1	10
Nissin Electric Co., Ltd.	2	24
Nissin Foods Holdings Co. Ltd.	—	24
Nitori Co. Ltd.	—	59
Nitta Corporation	1	12
Nitto Boseki Co., Ltd.	—	13
Nitto Denko Corp.	1	78
Nitto Kogyo Corporation	1	22
Noevir Holdings Co.,Ltd.	—	14
NOF Corporation	—	6
Nojima Corporation	—	10
NOK Corporation	—	5
Nomura Holdings Inc.	11	56
Nomura Real Estate Holdings, Inc.	1	34
Nomura Research Institute Ltd.	1	22
Noritsu Koki Co., Ltd.	1	25
Noritz Corporation	—	3
North Pacific Bank, Ltd.	5	12
NS Solutions Corporation	1	17
NSD Co., Ltd.	1	15
NSK Ltd.	5	34
NTN Corporation (b)	2	5
NTT Data Corp.	2	41
Obayashi Corp.	3	26
Obic Co. Ltd.	—	19
OCO, K.K.	—	5
Odakyu Electric Railway Co. Ltd.	1	21
Ohsho Food Service Corp.	—	22
Oiles Corporation	—	1
Oisix.daichi Inc. (b)	—	18
OJI Holdings Corp.	6	28
Okamoto Industries, Inc.	—	15
Okamura Corporation	—	3
Okasan Securities Group Inc.	1	3
Oki Electric Industry Company Limited	2	19
Okuma Corporation	—	19
Okumura Corp.	—	3
Olympus Corp.	2	48
Omron Corp.	—	40
Ono Pharmaceutical Co. Ltd.	2	46
Open House Co.,Ltd.	1	35
OPTORUN Co.,Ltd.	1	10
Oracle Corp. Japan	—	18
Organo Corporation	—	25
Orient Corporation	19	28
Oriental Land Co. Ltd.	—	32
ORIX Corp.	6	104
Osaka Gas Co. Ltd.	2	29
Osaka Organic Chemical Industry Ltd.	1	20
Osaka Soda Co., Ltd.	—	7
OSG Corporation (b)	—	5
Otsuka Corp.	1	31
Otsuka Holdings Co., Ltd.	1	34
Outsourcing Inc.	2	32
Pacific Industrial Co., Ltd.	—	3
Paltac Corporation	—	5
Pan Pacific International Holdings Corporation	3	56
Panasonic Corp.	10	123
Paramount Bed Holdings Co., Ltd.	—	4
Park24 Co. Ltd. (b)	1	17
Penta-Ocean Construction Co., Ltd.	5	31
PeptiDream Inc. (b)	1	32
Persol Holdings Co., Ltd.	2	47
Pigeon Corp.	1	26
PILOT Corporation	—	11
Piolax, Inc.	1	11
Press Kogyo Co., Ltd.	1	2
Prestige International Inc.	—	3
Prima Meat Packers, Ltd.	—	10
Qol Holdings Co., Ltd.	—	3
Rakus Co.,Ltd.	—	7
Rakuten Inc.	2	22
Recruit Holdings Co., Ltd.	2	146
Relia, Inc.	—	2
Relo Group, Inc.	1	29
Rengo Co., Ltd.	2	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
RENOVA, Inc. (b)	—	8
Resona Holdings Inc.	9	36
Resorttrust, Inc.	1	28
Retail Partners Co., Ltd.	1	9
Ricoh Co. Ltd.	3	33
Ricoh Leasing Company, Ltd.	1	17
Riken, K.K.	—	8
Rinnai Corp.	—	33
Riso Kyoiku Co., Ltd.	1	4
Rohm Co. Ltd.	—	10
Rohto Pharmaceutical Co. Ltd.	1	25
Roland Corporation	—	14
Rorze Corp.	—	21
Ryohin Keikaku Co. Ltd.	2	36
Ryosan Company,Limited	—	2
S Foods Inc.	—	11
Saibu Gas Co.,Ltd.	1	13
Sakai Moving Service Co., Ltd.	—	4
Sakata INX Corporation	1	12
SALA Corporation	2	12
Samty Co., Ltd.	—	4
San-A & Co., Ltd.	—	7
San-Ai Oil Co.,Ltd.	1	19
Sanken Electric Co.,Ltd.	—	6
Sanki Engineering Co., Ltd.	—	4
Sankyo Co. Ltd.	1	15
Sankyo Tateyama, Inc.	1	8
Sankyu Inc.	1	51
Santen Pharmaceutical Co. Ltd.	1	20
Sanwa Holdings Corporation	2	23
Sanyo Chemical Industries, Ltd.	—	16
Sapporo Holdings Limited	1	28
Sato Holdings Corporation	1	22
Sawai Group Holdings Co.,Ltd	—	14
SBI Holdings Inc.	1	34
SBS Holdings, Inc.	—	15
SCREEN Holdings Co., Ltd.	—	26
SCSK Corporation	1	19
Secom Co. Ltd.	—	29
Sega Sammy Holdings Inc.	2	30
Seibu Holdings Inc.	1	9
Seikagaku Corporation	2	20
Seiko Epson Corp.	2	42
Seiko Holdings Corporation	1	20
Seino Holdings Corp.	2	21
SEIREN Co., Ltd.	—	4
Sekisui Chemical Co. Ltd.	2	34
Sekisui House Ltd.	3	69
SENKO Group Holdings Co., Ltd. (a)	2	16
Seria Co., Ltd.	1	17
Seven & I Holdings Co., Ltd.	2	100
Seven Bank, Ltd.	8	17
SG Holdings Co., Ltd.	1	28
Sharp Corp.	2	26
Shibuya Corporation	—	8
SHIFT, Inc. (b)	—	21
Shikoku Chemicals Corporation	1	14
Shikoku Electric Power Company, Incorporated	1	10
Shima Seiki Mfg., Ltd.	—	4
Shimadzu Corp.	1	26
Shimamura Co. Ltd.	—	19
Shimano Inc.	—	59
Shimizu Corp.	4	28
Shin-Etsu Chemical Co. Ltd.	1	151
Shin-Etsu Polymer Co.,Ltd.	—	3
Shinko Electric Industries Co. Ltd.	1	23
ShinMaywa Industries, Ltd.	1	10
Shinsei Bank Ltd. (a)	2	25
Shionogi & Co. Ltd.	—	14
Ship Healthcare Holdings, Inc.	1	21
Shiseido Co. Ltd.	—	27
Shizuoka Bank Ltd.	4	35
Shizuoka Gas Co., Ltd.	1	8
SHO-BOND Holdings Co., Ltd.	—	13
Shoei Co., Ltd.	—	18
Showa Denko KK	3	66
Showa Sangyo Co., Ltd.	—	3
SIIX Corporation	2	19
Sinko Industries Ltd.	—	2
Sintokogio, Ltd.	2	13
SKY Perfect JSAT Holdings Inc.	4	14
SKYLARK Holdings Co., Ltd. (b)	2	32
SMS Co., Ltd.	1	22
Sodick Co., Ltd.	3	21
Softbank Corp.	6	81
SoftBank Group Corp.	8	438
Sohgo Security Services Co. Ltd.	1	32
Sojitz Corp.	1	15
Solasto Corporation	1	9
Sompo Holdings, Inc.	1	56
Sony Corp.	3	355
Sotetsu Holdings,Inc.	1	16
S-Pool, Inc.	—	4
Square Enix Holdings Co. Ltd.	—	16
Stanley Electric Co. Ltd.	1	25
Starts Corporation, Inc.	1	26
Starzen Company Limited	—	4
Strike Co., Ltd.	—	8
Subaru Corp. NPV	6	104
Sugi Holdings Co., Ltd.	—	22
SUMCO Corporation	1	28
Sumitomo Bakelite Co., Ltd.	—	14
Sumitomo Chemical Co. Ltd.	14	75
Sumitomo Corp.	3	35
Sumitomo Electric Industries Ltd.	4	53
Sumitomo Forestry Co. Ltd.	2	29
Sumitomo Heavy Industries Ltd.	1	32
Sumitomo Metal Mining Co. Ltd.	1	36
Sumitomo Mitsui Construction Co., Ltd.	1	6
Sumitomo Mitsui Financial Group Inc.	3	88
Sumitomo Mitsui Trust Holdings Inc.	1	45
Sumitomo Osaka Cement Co., Ltd.	—	8
Sumitomo Realty & Development Co. Ltd.	1	40
Sumitomo Rubber Industries Inc.	4	55
Sumitomo Seika Chemicals Company Limited	—	3
Sundrug Co. Ltd.	1	27
Suntory Beverage & Food Limited	1	42
SURUGA bank Ltd.	4	15
Sushiro Global Holdings Ltd.	1	41
Suzuken Co. Ltd.	1	20
Suzuki Motor Corp.	1	35
SWCC Showa Holdings Co., Ltd.	1	28
Sysmex Corp.	—	50
Systena Corporation	—	6
T&D Holdings Inc.	3	36
T.Hasegawa Co., Ltd.	1	24
Tachi-S Co., Ltd.	1	15
Tadano Ltd.	1	5
Taihei Dengyo Kaisha, Ltd.	—	3
Taiheiyo Cement Corp.	2	41
Taikisha Ltd.	—	12
Taiko Pharmaceutical Co., Ltd. (a) (b)	1	6
Taisei Corp.	2	64
Taisho Pharmaceutical Holdings Company Ltd.	—	18
Taiyo Holdings Co., Ltd.	—	5
Taiyo Nippon Sanso Corp.	2	43
Taiyo Yuden Co. Ltd.	1	35
Takamatsu Construction Group Co.,Ltd.	1	11
Takara Bio Inc.	—	11
Takara Holdings Inc. (b)	2	29
Takara Leben Co., Ltd.	1	2
Takasago International Corporation	—	3
Takasago Thermal Engineering Co. Ltd.	1	15
Takashimaya Co. Ltd.	2	27
Takeda Pharmaceutical Co. Ltd.	5	179
Takeuchi Mfg. Co., Ltd.	—	5
Takuma Co., Ltd.	—	3
Tayca Corporation	1	6
TDK Corp.	5	163
TechMatrix Corporation	1	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
TechnoPro Holdings, Inc.	1	21
Teijin Ltd.	—	4
Terumo Corp.	2	90
T-Gaia Corporation	1	11
The 77 Bank, Ltd.	2	23
The Akita Bank, Ltd.	1	8
The Aomori Bank, Ltd.	1	10
The Awa Bank, Limited	1	24
The Bank of Iwate, Ltd.	1	14
The Bank of Nagoya, Ltd.	1	14
The Bank of Okinawa, Ltd. (c)	—	10
The Chugoku Bank, Limited	1	5
The Ehime Bank, Ltd.	2	11
The Gunma Bank, Ltd.	6	20
The Hachijuni Bank, Ltd.	5	19
The Hokkoku Bank, Ltd. (c)	—	8
The Hyakugo Bank, Ltd.	4	12
The Hyakujushi Bank, Ltd.	1	8
The Iyo Bank, Ltd.	6	29
The Japan Steel Works, Ltd.	—	5
The Japan Wool Textile Co.,Ltd.	2	15
The Juroku Bank, Ltd. (c)	1	14
The Kiyo Bank, Ltd.	—	4
The Monogatari Corporation	—	14
The Musashino Bank, Ltd	—	7
The Nanto Bank, Ltd.	1	11
The Nippon Road Co., Ltd.	—	30
The Nisshin OilliO Group, Ltd.	—	11
The Ogaki Kyoritsu Bank, Ltd.	1	14
The Oita Bank, Ltd.	1	14
The Okinawa Electric Power Company, Incorporated	1	10
The Pack Corporation	—	11
The San-in Godo Bank, Ltd.	1	6
The Shiga Bank, Ltd.	1	10
The Sumitomo Warehouse Co., Ltd.	1	15
TheKeiyo Bank, Ltd.	2	9
THK Co. Ltd.	1	29
TIS Inc.	1	35
TKC Corporation	—	13
Toagosei Co. Ltd.	1	14
Tobu Railway Co. Ltd.	—	5
TOCALO Co., Ltd.	1	13
Toda Corp.	4	27
Toei Animation Co., Ltd. (a)	—	55
Toho Co. Ltd.	—	5
Toho Gas Co. Ltd.	—	4
Toho Holdings Co. Ltd.	1	23
Tohoku Electric Power Co. Inc. (a)	2	16
Tokai Carbon Co., Ltd.	2	29
TOKAI Corp.	1	16
TOKAI Holdings Corporation	2	18
Tokai Tokyo Financial Holdings,Inc.	6	22
Tokairika Co., Ltd.	—	3
Token Corporation	—	9
Tokio Marine Holdings Inc.	1	70
Tokuyama Corporation	1	27
Tokyo Century Corp.	1	34
Tokyo Electric Power Co. Holdings Inc. (b)	8	22
Tokyo Electron Ltd.	—	133
Tokyo Gas Co. Ltd.	2	28
Tokyo Ohka Kogyo Co., Ltd.	—	12
Tokyo Seimitsu Co., Ltd.	—	8
Tokyo Tatemono Co. Ltd.	2	28
Tokyotokeiba Co., Ltd.	1	24
Tokyu Construction Co., Ltd.	1	5
Tokyu Corp.	1	19
Tokyu Fudosan Holdings Corporation	7	41
TOMONY Holdings,Inc.	4	11
TOMY Company, Ltd.	2	18
TOPCON Corporation	1	17
Toppan Forms Co., Ltd.	1	6
Toppan Printing Co. Ltd.	2	29
Topre Corporation	—	2
Topy Industries Ltd.	1	11
Toray Industries Inc.	14	86
TORIDOLL Holdings Corporation (a)	1	30
Toshiba Corp.	1	21
Toshiba Machine Co. Ltd.	—	2
Toshiba TEC Corporation	—	4
Tosoh Corp.	3	45
Totetsu Kogyo Co., Ltd.	1	15
TOTO Ltd.	—	5
TOWA Corporation	1	14
Towa Pharmaceutical Co. Ltd.	1	28
Toyo Construction Co., Ltd.	1	3
Toyo Gosei Co., Ltd	—	27
Toyo Ink SC. Holdings Co., Ltd.	1	13
Toyo Seikan Group Holdings Ltd. (a)	1	13
Toyo Suisan Kaisha Ltd.	1	31
Toyo Tire Corporation	2	30
Toyobo Co., Ltd.	2	19
Toyoda Gosei Co. Ltd.	1	24
Toyota Boshoku Corporation	1	25
Toyota Industries Corp.	—	25
Toyota Motor Corp.	39	692
Toyota Tsusho Corp.	1	51
Trancom Co.,Ltd.	—	29
transcosmos inc.	1	16
Trend Micro Inc.	1	45
Tri Chemical Laboratories Inc.	—	3
Trusco Nakayama Corporation	—	10
TS Tech Co.,Ltd.	1	15
Tsubaki Nakashima Co., Ltd.	—	3
Tsubakimoto Chain Co.	—	3
Tsumura & Co.	1	16
TSURUHA Holdings ,Inc.	—	25
TV Asahi Holdings Corp.	1	8
UACJ Corporation	—	10
Ube Industries Ltd.	1	25
Uchida Yoko Co., Ltd.	—	5
Ulvac Inc.	1	40
Unicharm Corp.	1	35
Unipres Corp.	—	2
United Super Markets Holdings Inc.	—	3
Universal Entertainment Corporation (b)	—	9
USEN-NEXT HOLDINGS Co., Ltd.	1	22
Ushio Inc.	1	9
USS Co. Ltd.	2	26
UT Group Co., Ltd.	1	27
Uzabase Inc. (b)	1	11
Valor Holdings Co. Ltd.	—	4
Valuecommerce Co., Ltd.	—	13
Vector, Inc.	—	2
Vital Ksk Holdings, Inc.	1	9
VT Holdings Co., Ltd.	2	12
Wacoal Holdings Corp.	1	21
Wacom Co., Ltd.	4	26
Wakita & Co., Ltd.	1	11
Welcia Holdings Co.,Ltd.	1	22
West Holdings Corporation	1	29
West Japan Railway Co.	—	10
Workman Co., Ltd.	—	19
Yahoo! Japan Corp.	7	45
Yakult Honsha Co. Ltd.	—	20
Yakuodo Holdings Co.,Ltd.	1	11
Yamabiko Corporation	—	2
Yamada Denki Co. Ltd.	6	26
Yamaguchi Financial Group,Inc.	2	13
Yamaha Corp.	—	6
Yamaha Motor Co. Ltd.	3	73
Yamaichi Electronics Co., Ltd.	—	1
Yamato Holdings Co. Ltd.	1	23
Yamato Kogyo Co. Ltd.	—	6
Yamazaki Baking Co. Ltd.	1	16
Yamazen Corporation	1	13
YAOKO Co., Ltd.	1	31
Yaskawa Electric Corp.	—	5
Yodogawa Steel Works,Ltd.	1	13
Yokogawa Bridge Holdings Corp.	1	13

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Yokogawa Electric Corp.	2	33
Yokohama Reito Co., Ltd.	2	13
Yokohama Rubber Co. Ltd.	3	54
Yokowo Co., Ltd.	—	2
Yuasa Trading Co. Ltd.	—	5
Zenkoku Hosho Co., Ltd.	1	34
Zenrin Co., Ltd.	1	12
Zensho Holdings Co., Ltd. (a)	1	12
Zeon Corporation	1	20
ZOZO, Inc.	1	26
		23,190
United Kingdom 11.9%
3i Group plc	5	86
4imprint Group PLC	—	13
888 Holdings Public Limited Company	4	22
A.G. Barr P.L.C.	2	10
Admiral Group PLC	1	49
Advanced Medical Solutions Group PLC (b)	3	11
Airtel Africa PLC	10	13
AJ Bell PLC	2	10
Alliance Pharma PLC (b)	4	6
Anglo American PLC	6	204
AO World PLC (b)	2	7
Ascential Group Limited (b)	4	24
Ashmore Group PLC	2	9
Ashtead Group Public Limited Company	2	116
ASOS Plc (b)	1	22
Associated British Foods PLC	1	23
Aston Martin Lagonda Global Holdings PLC (b) (d)	1	21
AstraZeneca PLC - ADR (b)	6	359
Auto Trader Group PLC	5	39
Avast PLC (d)	3	26
AVEVA Group plc	—	7
Aviva PLC	22	114
Avon Rubber p.l.c.	—	10
B&M European Value Retail S.A.	10	76
Babcock International Group PLC (b)	11	54
BAE Systems PLC	17	125
Balfour Beatty PLC	7	25
Barclays PLC	8	21
Barclays PLC - ADR	6	58
Barratt Developments P L C	3	29
Beazley Ireland Holdings PLC (b)	6	32
Bellway P L C	1	43
Biffa PLC (b) (d)	5	26
Bodycote PLC	2	24
boohoo Group PLC (b)	7	20
BP P.L.C.	88	401
Brewin Dolphin Holdings PLC	3	18
British American Tobacco P.L.C.	6	200
Britvic PLC	3	40
BT Group Plc	84	180
Bunzl Public Limited Company	1	43
Burberry Group PLC	2	46
Bytes Technology Group PLC (b)	2	13
Cairn Energy PLC (b)	8	20
Capita PLC (b)	6	4
CareTech Holdings PLC (b)	1	13
Central Asia Metals PLC (b)	2	6
Centrica PLC (b)	75	57
Chemring Group PLC	5	20
Chesnara PLC	3	13
Cineworld Group PLC (a) (b)	10	11
Clarkson PLC	—	20
Clinigen Group PLC (b)	1	10
Clipper Logistics PLC	1	13
Close Brothers Group PLC	2	45
CLS Holdings PLC	4	11
CMC Markets PLC (d)	2	9
Coats Group PLC	13	12
Coca-Cola European Partners PLC (b)	1	33
Compass Group PLC (b)	2	49
Computacenter PLC	1	41
Concentric AB	1	11
Contourglobal PLC (d)	1	3
Convatec Group PLC (d)	5	16
Costain Group PLC (b)	3	2
Countryside Properties PLC (b) (d)	3	20
Cranswick PLC	—	22
Crest Nicholson Holdings PLC	2	10
Croda International Public Limited Company	—	45
CVS Group PLC (b)	1	28
Daily Mail and General Trust P L C	1	11
DCC Public Limited Company	1	76
De La Rue PLC (b)	5	13
Dechra Pharmaceuticals PLC	—	13
Devro PLC	3	7
DFS Furniture PLC	5	17
Diageo PLC - ADR	1	212
Diploma PLC	1	32
Direct Line Insurance Limited	13	49
Discoverie Group PLC	1	14
Dixons Carphone PLC	23	42
Domino's Pizza Group PLC	6	31
Dotdigital Group PLC (b)	3	11
Drax Group PLC	7	43
DS Smith PLC	13	70
Dunelm Group PLC	2	32
easyJet PLC (b)	2	15
Electrocomponents Public Limited Company	2	35
Elementis PLC (b)	6	13
EMIS Group PLC (b)	1	16
Endeavour Mining PLC (b)	2	56
EnQuest PLC (b)	62	20
Equiniti Group PLC (b) (d)	5	13
Essentra PLC	3	9
Euromoney Institutional Investor PLC	1	18
Evraz PLC	2	14
Experian PLC	2	70
FDM Group (Holdings) PLC	1	19
Ferguson PLC	1	104
Ferrexpo PLC	5	22
Fevertree Drinks PLC (b)	1	16
Fiat Chrysler Automobiles N.V. (b)	21	408
FirstGroup PLC (b)	13	16
Forterra PLC (d)	3	12
Frasers Group PLC (b)	4	36
Frontier Developments Plc (b)	—	9
Future PLC	1	25
Galliford Try Holdings PLC	1	2
Games Workshop Group PLC	—	46
Gamma Communications PLC (b)	1	16
Genuit Group PLC	2	16
Genus plc	—	31
Georgia Capital Plc (b)	1	10
GlaxoSmithKline PLC - ADR	1	38
GlaxoSmithKline PLC	11	206
Grainger PLC	6	24
Greggs PLC	2	62
Gulf Keystone Petroleum Ltd	4	11
GVC Holdings PLC (b)	2	42
Halfords Group PLC	4	14
Halma Public Limited Company	1	47
Harbour Energy PLC (b)	1	6
Hargreaves Lansdown PLC	5	96
Hays PLC	15	32
Headlam Group PLC	2	12
Helical PLC	2	9
Henry Boot PLC	4	17
Hikma Pharmaceuticals Public Limited Company	2	53
Hill & Smith Holdings PLC	1	17
Hilton Food Group PLC	1	14
Hiscox Ltd.	1	16
Hochschild Mining PLC	6	10
HomeServe PLC	2	22
Howden Joinery Group PLC	7	79
HSBC Holdings PLC - ADR (a)	7	172
Hunting Plc	3	8
Hyve Group PLC (b)	3	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Ibstock PLC	3	9
IG Group Holdings PLC	4	47
IMI Plc	2	48
Impax Asset Management Group PLC (b)	1	17
Imperial Brands PLC	10	214
Inchcape PLC	4	47
Indivior PLC (b)	10	30
Informa Switzerland Limited (b)	3	21
Integrafin Holdings PLC (d)	3	20
InterContinental Hotels Group PLC - ADR (b)	1	34
Intermediate Capital Group PLC	1	37
International Personal Finance PLC	5	10
Intertek Group Plc	1	43
Investec PLC	13	54
Iomart Group PLC (b)	2	7
IP Group PLC (b)	9	18
IQE PLC (b)	16	11
ITV Plc	32	46
J D Wetherspoon PLC (b)	2	21
J Sainsbury PLC	22	83
James Fisher And Sons Public Limited Company (b)	1	6
James Halstead PLC (b)	2	14
JD Sports Fashion Plc	3	36
John Wood Group PLC (b)	5	15
Johnson Matthey PLC	2	63
Johnson Service Group PLC (b)	7	14
Jupiter Fund Management PLC	5	16
Just Group Plc (b)	13	16
Kainos Group PLC	3	69
Keller Group PLC	1	18
Kingfisher Plc	12	55
Lancashire Holdings Limited	1	11
Learning Technologies Group PLC (b)	4	11
Legal & General Group PLC	17	63
Liontrust Asset Management PLC	—	11
Lloyds Banking Group PLC - ADR	13	32
Lloyds Banking Group PLC	109	68
London Stock Exchange Group PLC	—	30
LSL Property Services PLC	2	11
M&G PLC	30	82
Man Group PLC	15	42
Marks & Spencer Group Plc (b)	19	46
Marshalls PLC	2	22
Marston's PLC (b)	6	6
Mears Group PLC	3	8
Meggitt PLC (b)	4	36
Melrose Holdings Limited	19	44
Micro Focus International PLC	4	21
Mitchells & Butlers PLC (b)	7	21
MITIE Group PLC (b)	20	20
Mondi plc	4	86
Moneysupermarket.com Group PLC	9	24
Morgan Advanced Materials PLC	3	15
Morgan Sindall Group PLC	1	24
National Express Group PLC (b)	9	28
National Grid PLC - ADR	1	55
NatWest Group PLC - ADR (a)	4	22
NCC Group PLC	4	12
Next Fifteen Communications Limited (b)	1	14
Next PLC (b)	—	48
Ninety One PLC	3	9
Numis Corporation PLC (b)	2	11
Ocado Group PLC (b)	—	5
OSB Group PLC	5	35
Oxford Instruments PLC	1	15
PageGroup Plc	3	26
Pan African Resources PLC (a) (b)	32	7
Paragon Banking Group PLC	5	37
PayPoint PLC	1	8
Pearson PLC - ADR (a)	3	31
Pearson PLC	1	12
Pennon Group PLC	2	27
Persimmon Public Limited Company	1	45
Petrofac Limited (a) (b)	2	5
Pets at Home Group PLC	3	20
Phoenix Group Holdings PLC	5	47
Photo - Me International P L C (b)	9	7
Playtech PLC (b)	3	16
Polar Capital Holdings PLC (b)	2	18
Premier Foods PLC	11	18
Provident Financial PLC (b)	3	13
PZ Cussons PLC	3	9
QinetiQ Group PLC (b)	3	15
Quilter PLC (d)	15	28
R P S Group PLC	6	9
Rathbone Brothers Public Limited Company	—	12
Reach PLC	2	10
Reckitt Benckiser Group PLC	2	160
Redde Northgate PLC	5	25
Redrow PLC	3	26
Relx PLC - ADR (a)	4	107
Renew Holdings PLC. (b)	1	6
Renewi PLC (b)	2	13
Renishaw P L C	—	16
Rentokil Initial PLC	7	52
Rightmove PLC	5	47
Rio Tinto PLC - ADR (a)	3	194
Rio Tinto PLC	4	275
Robert Walters PLC	1	8
Rolls-Royce Holdings plc (b)	27	50
Rotork P.L.C.	7	34
Royal Mail PLC	7	42
RWS Holdings PLC (b)	1	8
Sabre Insurance Group PLC (d)	2	5
Saga PLC (b)	2	9
Savills PLC	2	35
Schroders PLC	1	25
Schroders PLC	—	5
Senior PLC (b)	5	12
Serco Group PLC	12	21
Severn Trent PLC	1	45
Smart Metering Systems PLC (b)	1	16
Smith & Nephew PLC - ADR	1	45
Smith & Nephew PLC	1	12
Smiths Group PLC	1	25
Softcat PLC	1	33
Spectris PLC	1	63
Speedy Hire PLC	7	6
Spirax-Sarco Engineering PLC	—	51
Spire Healthcare Group PLC (b)	3	7
Spirent Communications PLC	4	13
SSE PLC	5	111
SSP Group PLC (b)	6	20
St. James's Place PLC	2	47
Stagecoach Group PLC (b)	6	7
Standard Chartered PLC	11	67
Standard Life Aberdeen PLC	16	53
Sthree Plc	1	11
Stolt-Nielsen M.S. Ltd.	1	12
Superdry PLC (b)	2	7
Synthomer PLC	4	28
Tate & Lyle Public Limited Company	6	60
Taylor Wimpey PLC	23	48
Telecom Plus PLC	1	10
Tesco PLC	18	60
The Berkeley Group Holdings PLC	1	57
The Go-Ahead Group PLC (b)	1	6
The Gym Group PLC (b) (d)	1	5
The Restaurant Group PLC (b)	6	8
The Royal Bank of Scotland Group Public Limited Company	8	26
The Sage Group PLC.	6	57
TI Fluid Systems PLC (d)	4	15
Travis Perkins PLC	1	27
TT Electronics PLC	2	6
Tyman PLC	1	8
Ultra Electronics Holdings PLC	1	42
Unilever Plc - ADR	7	380
Unilever PLC	—	21

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
United Utilities Group PLC	2	28
Vectura Group PLC	5	12
Vesuvius PLC	2	10
Victrex PLC	—	12
Virgin Money UK PLC (b)	17	46
Vivo Energy PLC (d)	10	15
Vodafone Group Public Limited Company	152	232
Volution Group PLC	2	14
Watches of Switzerland Group PLC (b)	2	26
Watkin Jones PLC (b)	2	7
Weir Group PLC(The)	2	41
WH Smith PLC (b)	—	9
Whitbread PLC (b)	1	31
Wickes Group PLC (b)	2	5
Wincanton PLC	2	9
WM Morrison Supermarkets P L C	23	92
WPP 2012 Limited	3	40
WPP 2012 Limited - ADR	1	54
Young & Co's Brewery PLC (b)	—	8
		11,898
Canada 10.1%
Absolute Software Corporation	2	21
AcuityAds Inc. (a) (b)	—	2
Advantage Energy Ltd. (a) (b)	5	24
Aecon Group Inc.	2	29
AGF Holdings Inc. - Class B	1	3
Agnico Eagle Mines Limited	1	26
Alamos Gold Inc - Class A	5	34
Algonquin Power & Utilities Corp. (a)	1	19
Alimentation Couche-Tard Inc. - Class B	3	105
AltaGas Ltd.	4	72
Altius Minerals Corporation	—	5
Altus Group Limited (a)	1	24
Andlauer Healthcare Group Inc.	—	14
ARC Resources Ltd. (a)	5	48
Aritzia, Inc. (b)	1	32
ATCO Ltd. - Class I	1	29
ATS Automation Tooling Systems Inc. (b)	1	35
Aurora Cannabis Inc. (a) (b)	3	18
B2Gold Corp.	11	36
Badger Infrastructure Solutions Ltd.	—	8
Bank of Montreal	4	370
Barrick Gold Corporation	10	177
BCE Inc. (b)	1	26
Birchcliff Energy Ltd. (a)	4	20
BlackBerry Limited (b)	3	32
Bombardier Inc. - Class B (b)	17	29
Boralex Inc. - Class A	—	3
Brookfield Asset Management Inc. - Class A	1	42
Brookfield Asset Management Reinsurance Partners Ltd. - Class A (b)	—	—
Brookfield Infrastructure Corporation - Class A	2	99
BRP Inc.	—	19
CAE Inc. (b)	1	33
Cameco Corp.	4	89
Canaccord Genuity Group Inc.	2	26
Canacol Energy Ltd.	3	8
Canada Goose Holdings Inc. (b)	1	29
Canadian Imperial Bank of Commerce	2	239
Canadian National Railway Company	2	209
Canadian Natural Resources Ltd.	7	269
Canadian Pacific Railway Limited	1	85
Canadian Tire Corporation, Limited - Class A	—	58
Canadian Utilities Limited - Class A	1	16
Canadian Western Bank	2	46
Canfor Corporation (b)	1	26
Canopy Growth Corporation (a) (b)	—	4
Capital Power Corporation	1	34
Capstone Mining Corp. (b)	5	19
Cascades Inc.	2	27
CCL Industries Inc. - Class B	1	57
Celestica Inc. (b)	3	23
Cenovus Energy Inc.	4	44
Centerra Gold Inc.	1	8
CGI Inc. - Class A (b)	1	75
CGI Inc. - Class A (b)	—	32
CI Financial Corp.	3	51
Cogeco Communications	—	18
Cogeco Inc.	—	21
Colliers International Group Inc.	—	38
Computer Modelling Group Ltd.	2	7
Constellation Software Inc.	—	164
Corus Entertainment Inc - Class B	5	22
Crescent Point Energy Corp.	3	14
Cronos Group Inc. (a) (b)	2	11
Descartes Systems Group Inc. (b)	1	41
Dollarama Inc.	1	56
Doman Building Materials Group Ltd. (a)	1	4
Dorel Industries Inc. - Class B (b)	2	16
Dream Unlimited Corp. - Class A	—	6
Dundee Precious Metals Inc.	1	8
ECN Capital Corp.	1	12
Eldorado Gold Corporation (b)	2	13
Element Fleet Management Corp.	7	68
Emera Inc.	1	45
Empire Company Limited - Class A	2	55
Enbridge Inc.	3	116
Enerflex Ltd.	1	6
Enerplus Corporation	2	12
Enghouse Systems Limited	1	22
Equitable Group Inc.	—	34
Ero Copper Corp. (b)	1	12
Evertz Technologies Limited	2	17
Exchange Income Corporation	—	14
Extendicare Inc. (a)	1	5
Fairfax Financial Holdings Ltd.	—	121
Fiera Capital Corporation - Class A	2	14
Finning International Inc.	2	42
First Majestic Silver Corp. (a)	—	3
First National Financial Corporation (a)	1	21
First Quantum Minerals Ltd	3	60
FirstService Corporation	—	54
Fortis Inc. (a) (b)	1	47
Fortuna Silver Mines Inc. (b)	1	3
Franco-Nevada Corporation	—	13
Freehold Royalties Ltd.	2	13
George Weston Ltd.	—	42
GFL Environmental Inc.	—	15
Gibson Energy Holding ULC	1	26
Gildan Activewear Inc. - Class A	1	51
Great-West Lifeco Inc.	1	25
Guardian Capital Group Limited - Class A	1	19
Hardwoods Distribution Inc.	—	3
Heroux-Devtek Inc. (b)	1	8
Home Capital Group Inc. (b)	1	27
Hudbay Minerals Inc.	4	27
Hydro One Limited	1	28
iA Financial Corporation Inc.	1	51
IAMGOLD Corporation (b)	4	8
IGM Financial Inc. (a)	1	25
Imperial Oil Ltd.	1	41
Industries Lassonde Inc. - Class A	—	14
Innergex Energie Renouvelable Inc.	1	8
Intact Financial Corporation	1	79
Interfor Corporation (b)	2	42
Intertape Polymer Group Inc.	1	11
Jamieson Wellness Inc.	1	16
Karora Resources Inc. (b)	3	7
Keyera Corp.	1	19
Kinross Gold Corporation	20	107
Kirkland Lake Gold Ltd.	3	109
Knight Therapeutics Inc. (b)	1	6
Labrador Iron Ore Royalty Corporation (a)	1	28
Laurentian Bank of Canada (a)	—	10
Leon's Furniture Limited	—	5
Lifeworks, Inc. (a)	1	20
Linamar Corporation	1	36
Loblaw Cos. Ltd.	1	75
Lundin Mining Corp.	9	62

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A (b)	1	8
Magna International Inc. (b)	—	23
Magna International Inc.	3	218
Manulife Financial Corp.	6	117
Maple Leaf Foods Inc.	1	28
Martinrea International Inc. (a)	1	12
Medwell Capital Corp. (b)	1	26
MEG Energy Corp. (b)	4	34
Methanex Corporation (a)	1	37
Metro Inc. - Class A	1	51
Mullen Group Ltd. (a)	1	13
National Bank of Canada	2	172
New Gold Inc (b)	6	6
NFI Group Inc. (a)	1	15
North American Construction Group, LLC	1	18
Northland Power Inc.	1	41
Nutrien Ltd.	2	123
ONEX Corporation	1	92
Open Text Corporation	1	63
Osisko Gold Royalties Ltd (a)	2	20
Osisko Mining Inc. (b)	7	13
Pan American Silver Corp.	2	37
Paramount Resources Ltd - Class A	1	14
Parex Resources Inc.	3	45
Park Lawn Corporation (a)	1	14
Parkland Corporation	2	56
Pason Systems Inc.	—	2
Pembina Pipeline Corporation	4	124
PEYTO Exploration & Development Corp. (b)	3	20
Polaris Infrastructure Inc. (a)	—	1
Pollard Banknote Limited (a)	—	11
Prairiesky Royalty Ltd. (a)	1	12
Precision Drilling Corporation (b)	1	20
Premium Brands Holdings Corporation	—	10
Pretium Resources Inc. (b)	2	15
Quebecor Inc. - Class B	1	31
Quincaillerie Richelieu Ltee	1	23
Real Matters Inc. (b)	1	5
Restaurant Brands International Limited Partnership	1	37
Ritchie Bros. Auctioneers Incorporated	1	49
Rogers Communications Inc. - Class B	2	81
Rogers Sugar Inc. (a)	1	3
Royal Bank of Canada (a) (b)	—	37
Royal Bank of Canada	7	648
Russel Metals Inc.	1	29
Sandstorm Gold Ltd. (b)	1	7
Saputo Inc.	—	10
Secure Energy Services Inc.	1	5
Shaw Communications Inc. - Class B	3	74
ShawCor Ltd. (b)	1	3
Shopify Inc. - Class A (b)	—	65
Sienna Senior Living Inc. (a)	1	7
Sierra Wireless, Inc. (a) (b)	1	11
Sleep Country Canada Holdings Inc.	1	13
SNC-Lavalin Group Inc.	2	58
Spin Master Corp. (b) (e)	1	23
SSR Mining Inc.	3	41
Stantec Inc. (a)	1	61
Stelco Holdings Inc.	—	12
Stella-Jones Inc.	1	27
Sun Life Financial Inc.	1	41
Suncor Energy Inc.	9	185
Superior Plus Corp.	3	36
Taseko Mines Limited (a) (b)	—	1
TC Energy Corporation	2	116
Teck Resources Limited - Class B	3	70
TF1 International	1	82
The Bank of Nova Scotia	4	215
The North West Company Inc. (a)	1	32
The Toronto-Dominion Bank (b)	3	207
The Toronto-Dominion Bank	—	26
Thomson Reuters Corporation	—	44
Tilray, Inc. (a) (b)	8	86
Timbercreek Financial Corp.	1	10
TMX Group Limited	1	54
Torex Gold Resources Inc. (b)	1	7
Toromont Industries Ltd.	1	61
Tourmaline Oil Corp	4	123
TransAlta Corporation	2	25
TransAlta Corporation	3	34
Transcontinental Inc. - Class A	2	24
Turquoise Hill Resources Ltd. (b)	1	18
Uni-Select Inc. (b)	2	27
Vermilion Energy Inc. (b)	4	39
Victoria Gold Corp. (b)	1	10
Wajax Corporation	—	2
Waste Connections, Inc.	1	63
Wesdome Gold Mines Ltd (b)	1	10
West Fraser Timber Co. Ltd.	2	127
Western Forest Products Inc.	5	9
Westshore Terminals Investment Corporation (a)	—	8
Wheaton Precious Metals Corp.	1	30
Whitecap Resources Inc. (a)	14	76
Winpak Ltd.	—	3
WSP Canada Inc.	—	49
Yamana Gold Inc. (a)	10	38
		10,065
France 7.4%
ABC Arbitrage	1	11
Accor SA (b)	1	31
Aeroports de Paris (b)	—	25
Albioma	—	11
ALD (e)	1	10
Alstom	1	31
Altamir	—	10
Alten	—	39
Amundi (d)	—	33
Arkema	1	118
AtoS SE	1	33
Aubay	—	13
AXA SA	4	112
Beneteau SA (b)	1	12
Bigben Interactive	—	9
Biomerieux SA	—	20
BNP Paribas SA (a)	4	231
Bollore SA	4	25
Bonduelle	—	9
Bouygues SA	4	149
Bureau Veritas	3	80
Capgemini SA	1	145
Carrefour SA	8	144
Casino Guichard Perrachon SA (b)	1	19
CGG (b)	11	9
Cie de Saint-Gobain	3	173
Cie Generale d'Optique Essilor International SA	—	81
CNP Assurances SA	2	32
Coface SA	1	15
Compagnie Generale des Etablissements Michelin	2	252
Compagnie Plastic Omnium	—	10
Credit Agricole SA	3	36
Danone	3	186
Dassault Aviation	—	23
Dassault Systemes	1	44
Derichebourg (b)	1	13
EDENRED	1	78
Eiffage	1	137
Electricite de France	4	48
Elior Group (b) (d)	2	12
Elis SA (b)	3	50
Engie	9	124
ERAMET (b)	—	10
Eurazeo SA	—	11
Eutelsat Communications	2	24
Faurecia	2	86
Fnac Darty	—	21
Gaztransport Et Technigaz	—	23
Getlink S.E.	2	32
GFI Industries	—	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Guerbet	—	13
Hermes International SCA	—	62
Horizon Holdings I	1	20
ID Logistics (b)	—	11
Iliad SA (c)	—	22
Imerys	—	19
IPSEN	1	46
Ipsos	—	19
Jacquet Metal Service	—	12
JC Decaux SA (b)	1	24
Kaufman & Broad SA	—	14
Kering SA	—	159
Korian S.A.	1	33
L.D.C.	—	10
La Francaise Des Jeux (e)	1	29
Lagardere SCA (b)	—	10
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	2	336
Lectra	—	12
Legrand SA	1	115
LNA Sante	—	11
L'Oreal SA	—	93
LVMH Moet Hennessy Louis Vuitton SE	1	471
Maisons Du Monde (d)	1	10
Mersen	—	12
Metropole Television	1	13
Neoen (a) (b)	—	7
Nexans	—	34
Nexity	1	33
NYSE B.V. (d)	1	56
Orange SA	27	295
Orpea	1	78
Pernod-Ricard SA	—	67
Pharmagest Interactive	—	13
Publicis Groupe SA	3	182
Quadient SAS	1	12
Remy Cointreau SA	—	10
Renault SA (b)	1	52
Rexel	2	46
Rothschild & Co	—	18
Rubis	1	23
Safran	—	58
Sanofi SA	1	132
Sartorius Stedim Biotech	—	36
Savencia SA	—	6
Schneider Electric SE (b)	1	118
SCOR	3	73
SEB SA	—	54
Societe BIC SA	1	34
Societe Generale SA	4	116
Society For Industrial Informatics SII	—	12
Sodexo SA (b)	—	39
SOITEC (b)	—	54
Somfy SA	—	21
Sopra Steria Group	—	37
Spie SA	1	32
STEF	—	14
SUEZ	1	23
Synergie	—	4
Technip Energies N.V. (b)	2	34
Teleperformance	—	127
Television Francaise 1	1	14
Thales SA	1	117
Thermador Groupe	—	14
Tikehau Capital	—	12
Total SA	6	283
Trigano	—	26
Ubisoft Entertainment (b)	—	23
Valeo	2	46
Vallourec (b)	1	9
Veolia Environnement	2	59
Vetoquinol SA	—	7
Vicat	—	11
Vilmorin & Cie	—	6
VINCI	3	259
Virbac	—	21
Vivendi SA (a)	1	13
Wavestone	—	12
Worldline (b) (d)	1	59
		7,378
Germany 6.7%
1&1 Drillisch AG	1	24
Aareal Bank AG	1	32
adesso SE	—	8
Adidas AG - Class N	—	137
ADVA AG Optical Networking (b)	1	13
Aixtron SE	1	13
Allgeier SE	—	5
Allianz SE	1	181
Amadeus FiRe AG	—	11
Aroundtown SA	4	29
ATOSS Software AG	—	8
Aurubis AG	1	36
BASF SE - Class N	1	110
Bayer AG - Class N	5	248
Bayerische Motoren Werke AG	2	193
Baywa Aktiengesellschaft	—	15
Bechtle Aktiengesellschaft	1	34
Beiersdorf AG	—	15
Bertrandt Aktiengesellschaft	—	11
Bilfinger SE	—	12
Borussia Dortmund GmbH & Co. Kommanditgesellschaft auf Aktien (b)	1	4
Brenntag AG - Class N	1	135
CANCOM SE	—	23
Carl Zeiss Meditec AG	—	8
Ceconomy AG	2	29
Ceconomy AG (b)	2	8
CEWE Stiftung & Co. KGaA	—	9
CompuGroup Medical SE & Co. KGaA - Class A	—	12
Continental AG (b)	1	81
Corestate Capital Holding S.A. (a) (b)	1	9
Covestro AG (d)	3	195
CropEnergies AG	1	8
Daimler AG - Class N	6	539
Delivery Hero SE (b) (d)	—	24
Dermapharm Holding SE	—	24
Deutsche Bank Aktiengesellschaft - Class N (b)	4	45
Deutsche Bank Aktiengesellschaft - Class N (b)	7	84
Deutsche Beteiligungs AG	—	14
Deutsche Boerse AG - Class N	1	140
Deutsche EuroShop AG - Class N	—	5
Deutsche Pfandbriefbank AG (d)	2	24
Deutsche Post AG - Class N	3	202
Deutsche Telekom AG - Class N	20	411
DEUTZ Aktiengesellschaft (b)	1	9
Dr. Honle AG	—	1
Dresdner Bank AG (b)	10	63
Durr Aktiengesellschaft	—	13
DW Property Invest GmbH	—	24
E.ON SE - Class N	11	138
Eckert & Ziegler Strahlen- Und Medizintechnik Ag (b)	—	24
Edge Equipment Ltd	1	11
Encavis AG	1	9
Evonik Industries AG	3	79
Evotec SE (b)	—	12
Fielmann AG	—	11
flatexDEGIRO AG (b)	1	16
Fraport AG Frankfurt Airport Services Worldwide (b)	—	27
freenet AG - Class N	2	50
Fresenius Medical Care AG & Co. KGaA	1	101
Fresenius SE & Co. KGaA	4	196
Fuchs Petrolub SE	—	5
GEA Group AG	1	51
Gerresheimer AG	—	42
Grand City Properties S.A.	1	31
Hamburger Hafen und Logistik Aktiengesellschaft	—	10
Hannover Rueck SE - Class N	—	36
Hapag-Lloyd Aktiengesellschaft (d)	—	15

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
HeidelbergCement AG	1	54
Heidelberger Druckmaschinen Ag (b)	6	14
HELLA GmbH & Co. KGaA	—	13
Hellofresh SE (b)	1	59
Henkel AG & Co. KGaA	—	7
Hochtief AG	—	14
HORNBACH Baumarkt AG	1	24
HORNBACH Holding AG & Co. KGaA	—	17
Hugo Boss AG	1	52
Hypoport SE - Class N (b)	—	19
INDUS Holding Aktiengesellschaft	—	10
Infineon Technologies AG - Class N	1	37
Instone Real Estate Group AG (d)	1	14
JENOPTIK Aktiengesellschaft	—	15
JOST Werke AG (d)	—	9
K+S Aktiengesellschaft - Class N (b)	4	59
Kion Group AG	1	96
Klockner & Co SE - Class N (b)	1	12
Knorr - Bremse Aktiengesellschaft (d)	—	14
Koenig & Bauer AG (b)	—	4
Krones AG	—	12
KWS SAAT SE & Co. KGaA (b)	—	8
LANXESS Aktiengesellschaft	1	48
LEG Immobilien AG	—	50
Leoni AG - Class N (b)	1	10
Merck KGaA	—	69
MLP SE	1	5
MTU Aero Engines AG - Class N	—	29
Muenchener Rueckversicherungs AG - Class N	—	75
Nagarro SE (b)	—	34
Nemetschek SE	—	37
New Work SE - Class N	—	10
Nexus AG	—	13
Nordex SE (b)	—	4
NORMA Group SE	—	9
Patrizia AG - Class N	1	14
Pfeiffer Vacuum Technology AG	—	12
ProSiebenSat.1 Media SE	3	47
PSI Software AG	—	19
Puma SE	—	46
PVA TePla AG (b)	—	16
Rational AG	—	37
Rheinmetall Aktiengesellschaft	—	45
RWE AG	3	88
SAF-HOLLAND GmbH (b)	—	5
Salzgitter AG (b)	—	14
SAP SE	1	143
Scout24 Holding GmbH (d)	1	65
Secunet Security Networks Aktiengesellschaft	—	12
Siemens AG - Class N	1	156
Siemens Energy AG (b)	1	33
Siemens Healthineers AG (d)	—	18
Siltronic AG	—	52
Sirius Real Estate Limited	7	13
Sixt SE (b)	—	17
Software Aktiengesellschaft	—	11
STRATEC SE	—	7
Stroer SE & Co. KGaA	—	16
Sudzucker AG	2	28
SUSS MicroTec SE - Class N (b)	1	20
Symrise AG	—	49
TAG Immobilien AG	1	36
TAKKT AG	1	13
Talanx Aktiengesellschaft	1	28
TeamViewer AG (b)	1	15
Telefonica Deutschland Holding AG	16	46
ThyssenKrupp AG (b)	5	49
Uniper SE	1	46
United Internet AG - Class N	1	46
Varta AG	—	34
VERBIO Vereinigte BioEnergie AG	—	18
Vitesco Technologies Group Aktiengesellschaft (b)	—	9
Volkswagen AG	—	67
Vonovia SE	1	39
Vossloh Aktiengesellschaft	—	15
Wacker Chemie AG	—	39
Wacker Neuson SE - Class N	—	13
WashTec AG	—	15
Westwing Group AG (b)	—	15
Wuestenrot & Wuerttembergische AG - Class N	1	11
Zalando SE (b) (d)	1	58
Zeal Network SE - Class N	—	13
zooplus AG (b)	—	39
		6,745
Switzerland 6.5%
ABB Ltd. - Class N	3	88
Adecco Group AG - Class N	2	81
Alcon AG (b)	2	188
Allreal Holding AG - Class N	—	47
ALSO Holding AG - Class N	—	23
Arbonia Solutions AG	1	19
ARYZTA AG (b)	12	18
Ascom Holding AG - Class N (b)	1	11
Autoneum Holding AG - Class N (b)	—	6
Bachem Holding AG - Class N	—	15
Baloise Holding AG - Class N	—	46
Banque Cantonale De Geneve	—	7
Banque Cantonale Vaudoise - Class N	—	10
Barry Callebaut AG - Class N	—	84
BELIMO Holding AG - Class N	—	27
Bell AG - Class N	—	13
Berner Kantonalbank AG	—	18
BKW Energie AG	—	7
Bobst Group SA - Class N (b)	—	18
Bossard Holding AG	—	24
Bucher Industries AG	—	33
Burckhardt Compression Holding AG	—	17
Burkhalter Holding AG	—	5
Cembra Money Bank AG	—	25
Clariant AG - Class N (b)	3	63
Coca-Cola HBC AG	1	37
COLTENE Holding AG - Class N	—	6
Comet Holding AG - Class N	—	17
Compagnie Financiere Richemont SA	1	117
Conzzeta AG	—	23
Credit Suisse Group AG - Class N	4	44
Datwyler Holding AG	—	22
DKSH Holding AG (b)	—	29
dormakaba Holding AG - Class N	—	27
Dufry AG - Class N (b)	1	42
EFG International AG - Class N	2	13
Emmi AG - Class N	—	26
EMS-Chemie Holding AG	—	14
Flughafen Zurich AG - Class N (b)	—	46
Forbo Holding AG - Class N	—	30
GAM Holding AG - Class N (b)	3	5
Geberit AG - Class N	—	118
Georg Fischer AG - Class N	—	83
Givaudan SA - Class N	—	123
Glencore PLC	18	83
Helvetia Holding AG	—	52
HIAG Immobilien Holding AG	—	7
Huber+Suhner AG - Class N	—	11
Implenia AG (b)	—	3
Ina Invest Holding AG (b)	—	2
INFICON Holding AG - Class N	—	15
Interroll Holding AG - Class N	—	38
Intershop Holding AG	—	7
IWG PLC (b)	10	41
Julius Bar Gruppe AG - Class N	2	155
Jungfraubahn Holding AG (b)	—	7
Kardex Holding AG	—	15
Komax Holding AG - Class N (b)	—	22
Kühne + Nagel International AG	—	77
LafargeHolcim Ltd.	3	125
Landis+Gyr Group AG	—	15
LEM Holding SA - Class N	—	9
Lindt & Spruengli AG - Class N	—	118
Logitech International S.A. - Class N (a) (b)	—	34

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Logitech International S.A. - Class N	—	38
Lonza Group AG	—	53
Luzerner Kantonalbank AG - Class N	—	12
Medacta Group SA (b)	—	26
medmix AG (b)	—	12
Metall Zug AG	—	6
mobilezone holding ag	2	24
Mobimo Holding AG (b)	—	24
Nestle SA - Class N	9	1,053
Novartis AG - ADR	2	167
Novartis AG - Class N	2	132
OC Oerlikon Corporation AG, Pfaffikon	3	36
Orior AG - Class N	—	16
Partners Group Holding AG	—	94
Phoenix Mecano AG	—	10
PSP Swiss Property AG - Class N	—	54
Resurs Holding AB (d)	2	7
Rieter Holding AG - Class N (b)	—	20
Roche Holding AG	—	40
Romande Energie Holding SA	—	11
Schindler Holding AG - Class N	—	48
Sensirion Holding AG (b) (d)	—	24
SFS Group AG	—	34
SGS SA - Class N	—	82
Siegfried Holding AG - Class N (b)	—	40
SIG Combibloc Services AG	3	86
Sika AG	—	86
SoftwareONE Holding AG	2	46
Sonova Holding AG	—	35
SSM Scharer Schweiter Mettler AG	—	16
St.Galler Kantonalbank AG - Class N	—	24
STMicroelectronics NV	1	51
Straumann Holding AG - Class N	—	59
Sulzer AG - Class N	—	25
Swatch Group AG	—	54
Swatch Group AG - Class N	—	25
Swiss Life Holding AG - Class N	—	109
Swiss Prime Site AG - Class N	1	106
Swiss Re AG	1	126
Swisscom AG - Class N	—	191
Swissquote Group Holding SA - Class N	—	46
Tecan Group AG - Class N	—	66
Temenos Group AG - Class N	1	72
TX Group AG - Class N (b)	—	25
u-blox Holding AG - Class N (b)	—	6
UBS Group AG	8	122
Valiant Holding AG	—	34
Valora Holding AG - Class N (b)	—	16
VAT Group AG (d)	—	84
Vaudoise Assurances Holding SA - Class N	—	9
Vetropack Holding S.A.	—	9
Vifor Pharma AG (d)	1	45
Vifor Pharma Management AG	1	70
Vontobel Holding AG - Class N	1	41
VZ Holding AG - Class N	—	30
V-ZUG AG (b)	—	13
Zehnder Group AG	—	20
Zug Estates Holding AG	—	15
Zuger Kantonalbank	—	14
Zurich Insurance Group AG - Class N	—	155
		6,545
Australia 6.3%
A.P. Eagers Limited	1	9
Accentro Real Estate AG	3	5
Adairs Limited (a)	5	15
Adelaide Brighton Ltd.	8	17
Afterpay Limited (b)	—	2
AGL Energy Limited	2	8
ALS Limited	5	41
Altium Limited	2	61
Alumina Ltd.	22	33
AMP Ltd. (b)	19	13
Ampol Limited	3	55
Ansell Limited	2	41
APA Group	4	26
ARB Corporation Limited	—	10
Aristocrat Leisure Limited	1	33
ASX Ltd.	1	45
Atlas Arteria Limited	7	32
AUB Group Limited	1	15
Aurizon Holdings Limited	20	53
AusNet Services Holdings Pty Ltd	4	8
Australia & New Zealand Banking Group Ltd.	9	181
Australian Agricultural Company Limited (b)	15	16
Australian Pharmaceutical Industries Ltd.	11	12
Baby Bunting Group Limited	3	13
Bank of Queensland Ltd.	13	86
Bapcor Limited	2	10
Beach Energy Ltd.	9	10
Bega Cheese Limited	3	13
Bendigo and Adelaide Bank Ltd.	5	32
BHP Group Limited - ADR (a) (b)	3	133
BHP Group PLC	3	75
BHP Group PLC	3	94
BHP Group PLC - ADR (a)	4	209
BlueScope Steel Ltd.	2	32
Brambles Limited	6	48
Bravura Solutions Operations Pty Limited	4	10
Breville Group Limited	—	7
Brickworks Ltd.	1	23
BWX Limited	5	19
Carsales.com Limited	1	24
Challenger Financial Services Group Ltd.	8	37
Champion Iron Limited (b)	2	6
CIMIC Group Limited	1	10
Cleanaway Waste Management Limited	19	37
Cochlear Ltd.	—	32
CODAN Limited	1	5
Coles Group Limited	2	29
Collins Foods Limited	1	8
Commonwealth Bank of Australia	2	171
Computershare Ltd.	6	77
Consolidated Transport Industries Pty Ltd (b)	—	3
Cooper Energy Limited (b)	47	9
Costa Group Holdings Limited	3	7
Credit Corp Group Limited	1	21
CSL Ltd.	1	162
CSR Ltd.	7	28
Data#3 Limited.	1	4
Deterra Royalties Limited	3	9
Domain Holdings Australia Limited	7	28
Domino's Pizza Enterprises Limited	—	27
Downer EDI Ltd.	9	40
Eclipx Group Limited (b)	3	5
Elders Limited	4	31
Emeco Holdings Limited	23	18
Endeavour Group Limited	4	18
Equity Trustees Limited	1	14
Estia Health Limited	2	3
Event Hospitality and Entertainment Ltd (b)	1	14
Evolution Mining Limited	22	57
Flight Centre Ltd. (a) (b)	2	23
Fortescue Metals Group Ltd.	12	127
G.U.D. Holdings Limited	3	24
G8 Education Limited	17	13
Genworth Mortgage Insurance Australia Limited	7	12
Gold Road Resources Limited	11	9
GrainCorp Limited - Class A	5	21
Hansen Technologies Limited	1	5
Harvey Norman Holdings Ltd.	8	27
Healius Limited	10	34
HT&E Limited	8	10
IDP Education Limited	1	34
Iluka Resources Limited	8	49
IMDEX Ltd	3	5
Incitec Pivot Ltd.	23	48
Independence Group NL	3	19
Inghams Group Limited (a)	8	23
Insurance Australia Group Ltd.	9	32

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Integral Diagnostics Limited	3	12
InvoCare Limited	—	4
IOOF Holdings Ltd	3	10
IPH Limited	4	25
IRESS Limited	2	20
JB Hi-Fi Limited (a)	1	34
Johns Lyng Group Limited	2	11
Karoon Energy Ltd (b)	5	5
LendLease Corp. Ltd.	4	30
Lifestyle Communities Ltd	1	11
Lovisa Holdings Limited	2	26
Lynas Rare Earths Limited (b)	6	28
Macquarie Group Limited	1	118
Magellan Financial Group Ltd	1	32
McMillan Shakespeare Limited	1	12
Medibank Private Limited	11	27
Mesoblast Limited (a) (b)	5	6
Metcash Limited	13	37
Mineral Resources Limited	1	42
Monadelphous Group Limited	1	6
Myer Holdings Limited (b)	28	12
MyState Limited	3	12
National Australia Bank Ltd.	9	185
Netwealth Group Ltd.	2	18
Network Limited (b)	14	18
New Hope Corp. Ltd. (a)	17	29
Newcrest Mining Ltd.	5	86
NEXTDC Limited (b)	1	13
NIB Holdings Ltd	7	34
Nick Scali Limited	2	16
Nickel Mines Limited	19	13
Nine Entertainment Co. Holdings Limited	15	28
Northern Star Resources Ltd.	5	32
NRW Holdings Limited	14	16
Nufarm Limited (b)	7	25
NYMET Holdings Inc.	21	12
OceanaGold Corporation (b)	11	18
Oil Search Ltd.	11	34
Oramelius Resources Limited	7	7
Orica Ltd.	4	40
Origin Energy Ltd.	13	45
Orocobre Limited (b)	8	47
Orora Limited	4	9
OZ Minerals Ltd.	1	22
Pact Group Holdings Ltd	5	14
Peet Limited	13	10
Pendal Group Limited	4	26
Perpetual Limited	1	23
Perseus Mining Limited (b)	27	27
Platinum Investment Management Limited	7	17
Premier Investments Limited	1	22
Pro Medicus Limited (a)	—	9
QBE Insurance Group Ltd.	8	63
Qube Holdings Limited	14	32
Ramsay Health Care Ltd.	1	38
REA Group Ltd.	—	8
Reece Limited	3	40
Regis Resources Ltd.	10	14
Reliance Worldwide Corporation Limited	7	25
Resolute Mining Limited (b)	27	8
Rio Tinto Ltd.	2	158
Sandfire Resources Limited (b) (c)	7	27
Sandfire Resources NL (a)	5	21
Santos Ltd.	20	102
SEEK Limited	—	10
Select Harvests Limited	1	5
Senex Energy Limited	1	3
Service Stream Limited	17	11
Seven Group Holdings Limited	1	10
Seven West Media Limited (b)	32	9
Sigma Healthcare Ltd	30	14
Silver Lake Resources Limited (b)	8	8
SIMS Limited	2	18
Smartgroup Corporation Ltd	3	21
Sonic Health Care Ltd.	3	74
South32 Limited	25	64
Spark Infrastructure Management Limited	16	32
St Barbara Limited	11	11
Steadfast Group Ltd	10	34
Suncorp Group Ltd.	5	45
Super Retail Group Limited	5	40
Superloop Limited (b)	27	19
Sydney Airport Corporation Limited (b)	5	27
Tabcorp Holdings Ltd.	8	29
Tassal Group Limited	7	19
Technology One Limited	4	32
Telstra Corp. Ltd.	22	63
The Star Entertainment Group Limited (b)	13	41
TPG Telecom Limited (a)	9	45
Transurban Group	4	41
Treasury Wine Estates Limited	2	16
United Malt Group Limited	2	6
Virtus Health Limited	1	2
Viva Energy Australia Group Pty Ltd (d)	15	25
Webjet Limited (a)	6	26
Wesfarmers Ltd.	3	131
West African Resources Ltd. (b)	28	20
Western Areas Ltd. (b)	3	6
Westpac Banking Corporation	9	174
Whitehaven Coal Limited (b)	9	21
Woodside Petroleum Ltd.	4	70
Woolworths Group Ltd.	4	101
WorleyParsons Ltd.	4	26
Zip Co Limited (a) (b)	3	17
		6,311
Netherlands 4.2%
Aalberts N.V.	2	88
ABN AMRO Bank N.V. - DUTCHCERT (d)	4	61
Accell Group N.V. (b)	—	9
Adyen B.V. (b) (d)	—	78
Aegon N.V. - ADR (a)	12	59
Aegon NV	7	34
Airbus SE (b)	1	160
Akzo Nobel N.V.	1	98
Arcadis NV	1	29
argenx SE (b)	—	10
ASM International N.V.	—	92
ASML Holding - ADR (b)	1	767
ASML Holding	—	62
ASR Nederland N.V.	2	97
BAM Group (b)	3	9
Basic-Fit N.V. (b) (d)	—	15
BE Semiconductor Industries N.V.	1	57
CNH Industrial N.V. (b)	5	79
Corbion - Class C	—	12
Flow Traders N.V. (d)	—	15
Fugro N.V. - Class C (b)	1	11
Heijmans N.V. - ORD	—	6
Heineken NV	—	39
IMCD B.V.	1	114
ING Groep N.V. (a)	8	116
Intertrust N.V. (b)	1	16
JDE Peet's N.V.	1	19
Just Eat Takeaway.Com N.V. (b) (d)	—	16
Kendrion N.V.	1	13
Koninklijke Ahold Delhaize N.V.	9	300
Koninklijke Boskalis Westminster N.V. - Class C	1	34
Koninklijke DSM N.V.	1	118
Koninklijke KPN N.V.	48	151
Koninklijke Philips N.V. - ADR (d)	—	21
Koninklijke Philips N.V.	1	60
Koninklijke Vopak N.V.	—	17
Mediaset S.p.A.	4	10
N.V. Nederlandsche Apparatenfabriek Nedap	—	13
NN Group N.V.	2	99
OCI N.V. (b)	1	37
Ordina N.V.	3	11
PostNL NV	10	49
Prosus N.V.	—	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Randstad NV (a)	1	76
Royal Dutch Shell PLC - Class B	1	31
Royal Dutch Shell PLC - Class B - ADR	11	473
SBM Offshore N.V.	2	42
Signify N.V. (d)	2	81
Sligro Food Group N.V.	—	9
TKH Group N.V. - DUTCHCERT	—	24
TomTom N.V. (b)	1	6
Universal Music Group N.V. (a) (b)	1	28
Van Lanschot N.V.	—	10
Wolters Kluwer NV - Class C	3	305
		4,213
Sweden 3.5%
AAK AB (publ)	1	10
AB Sagax - Class B	1	28
ACM 2001 AB (d)	1	5
Addlife AB - Class B	1	40
Addnode Group Aktiebolag (publ) - Class B	—	5
Addtech AB - Class B (b)	2	38
AF Poyry AB - Class B	1	23
Aktiebolag Fagerhult	3	20
Aktiebolaget Electrolux - Class B (a)	2	52
Aktiebolaget SKF - Class A	1	12
Aktiebolaget SKF - Class B	3	72
Aktiebolaget Volvo - Class A	2	34
Aktiebolaget Volvo - Class B	7	160
Alfa Laval AB	1	21
Alimak Group AB (publ) (d)	1	11
Ambea AB ( publ ) (d)	2	12
Annehem Fastigheter AB (publ) - Class B (b)	1	2
Arjo AB (publ) - Class B	3	40
Assa Abloy AB - Class B	1	31
Atlas Copco Aktiebolag - Class A	1	88
Atlas Copco Aktiebolag - Class B	1	47
Atrium Ljungberg AB - Class B	1	22
Attendo International AB (b) (d)	2	10
Avanza Bank Holding AB	1	24
Axfood Aktiebolag (a)	—	8
Beijer Alma AB - Class B	1	17
Bergman & Beving Aktiebolag - Class B	1	21
Betsson AB - Class B (b)	1	12
BHG Group AB (b) (d)	—	5
Bilia AB - Class A	1	19
Billerudkorsnas Aktiebolag (Publ)	1	23
BioGaia AB - Class B	—	12
Biotage AB	—	11
Boliden AB	2	73
Bonava AB (Publ) - Class B	1	10
Bravida Holding AB (d)	2	20
Bure Equity AB	1	35
Byggmax Group AB	1	13
Castellum AB (a)	2	37
Catena AB	—	14
CellaVision AB	—	10
Clas Ohlson Aktiebolag - Class B	1	11
Cloetta AB - Class B	2	6
Coor Service Management Holding AB (d)	1	14
Dios Fastigheter Ab	—	5
Dometic Group AB (publ) (d)	3	44
Duni AB (b)	1	6
Dustin Group AB (a) (d)	1	13
Elanders AB - Class B	1	8
Electrolux Professional AB (publ) - Class B (b)	2	16
Elekta AB (publ) - Class B	2	19
Eltel AB (b) (d)	5	11
Epiroc Aktiebolag - Class A	2	47
Epiroc Aktiebolag - Class B	1	20
Ericsson - Class A	1	10
Essity Aktiebolag (publ) - Class B	2	58
Evolution Gaming Group AB (publ) (d)	—	31
Fabege AB (a)	1	9
Fastighets Ab Balder - Class B (b)	—	10
G&L Beijer Ref AB - Class B	2	34
G5 Entertainment AB (publ) (a)	—	9
GARO Aktiebolag	—	10
Getinge AB - Class B	2	72
Granges AB	3	32
Hennes & Mauritz AB - Class B (b)	2	38
Hexagon Aktiebolag - Class B	2	35
Hexatronic Group AB	1	23
Hexpol AB - Class B	2	25
HMS Networks AB	—	16
Hoist Finance AB (publ) (b) (d)	2	6
Holmen Aktiebolag - Class B	1	30
Hufvudstaden AB - Class A	—	5
Husqvarna Aktiebolag - Class B	3	32
ICA Gruppen Aktiebolag	1	22
Indutrade Aktiebolag	1	19
Instalco AB	—	19
Intrum AB	1	25
Inwido AB (publ)	1	10
JM AB	—	14
Karnov Group AB (PUBL)	2	10
Knowit Aktiebolag (publ)	—	11
Kungsleden Aktiebolag (b)	2	28
Lagercrantz Group Aktiebolag - Class B	2	22
Lifco Ab (Publ) - Class B	1	14
Lime Technologies AB (a) (d)	—	5
Lindab International AB	1	21
Loomis AB - Class B	1	13
Lundin Petroleum AB (a)	1	32
Medicover AB - Class B	1	18
Mekonomen AB (b)	1	16
MIPS AB	—	30
Modern Times Group MTG AB - Class B (b)	1	12
Munters Group AB (d)	1	10
Mycronic AB (publ)	1	33
NCC Aktiebolag - Class B	1	14
New Wave Group AB - Class B (b)	2	22
NIBE Industrier AB - Class B	2	20
Nobia AB	2	14
Nobina AB (publ) (d)	2	15
Nolato AB (publ) - Class B	2	22
Nordic Entertainment Group AB - Class B (b)	1	28
NP3 Fastigheter AB	—	5
Nyfosa AB	2	34
OEM International Aktiebolag - Class B	1	25
Pandox Aktiebolag - Class B (b)	2	30
Peab AB - Class B	3	27
Ratos AB - Class B	2	11
Saab AB - Class B	1	40
Samhallsbyggnadsbolaget i Norden AB - Class B (a)	2	10
Sandvik AB	4	98
SAS AB (b)	45	10
Scandi Standard AB (publ)	1	4
Sectra Aktiebolag - Class B (b)	1	16
Securitas AB - Class B	2	27
Skandinaviska Enskilda Banken AB - Class A	4	50
Skanska AB - Class B	2	51
Skistar AB - Class B (b)	—	9
SSAB AB - Class A (b)	2	8
SSAB AB - Class B (b)	8	34
Svenska Cellulosa Aktiebolaget SCA - Class B	3	44
Svenska Handelsbanken AB - Class A	3	36
SWECO Civil AB - Class B	2	33
Swedbank AB - Class A	2	45
Swedish Match AB	3	23
Swedish Orphan Biovitrum AB (Publ) (b)	1	30
Systemair AB	1	8
Tele2 AB - Class B (a)	4	54
Telefonaktiebolaget LM Ericsson - Class B (a)	15	174
Telia Co. AB	20	84
Thule Group AB (a) (d)	1	37
Trelleborg AB - Class B	2	34
Troax Group AB	—	9
VBG Group AB (publ) - Class B	—	3
Vitec Software Group AB (publ) - Class B	—	17
Wallenstam AB - Class B	2	34

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Wihlborgs Fastigheter AB	1	11
		3,536
Spain 2.3%
Acciona,S.A.	—	50
Acerinox, S.A.	2	31
ACS, Actividades de Construccion y Servicios, S.A.	1	40
Aedas Homes, S.A (d)	—	4
AENA, S.M.E., S.A. (b) (d)	—	13
Almirall, S.A.	1	8
Amadeus IT Group SA (d)	—	28
Applus Services, S.A.	1	10
Atresmedia Corporacion de Medios de Comunicacion, S.A. (b)	3	12
Banco Bilbao Vizcaya Argentaria, S.A.	3	22
Banco Bilbao Vizcaya Argentaria, S.A. - ADR (a) (b)	14	93
Banco de Sabadell, S.A. (b)	72	60
Banco Santander, S.A.	58	210
Bankinter SA	5	30
CaixaBank, S.A.	10	30
Cellnex Telecom, S.A. (d)	—	29
CIE Automotive, S.A.	1	30
Compania De Distribucion Integral Logista Holdings, S.A.	1	13
Construcciones Y Auxiliar De Ferrocarriles, S.A	—	10
Ebro Foods, S.A. (a)	1	25
Enagas SA	3	72
ENCE Energia y Celulosa, S.A.	2	4
Endesa SA	3	53
Faes Farma, SA	4	14
Ferrovial, S.A.	1	29
Fluidra S.A.	1	49
Fomento De Construcciones Y Contratas, S.A.	2	21
Gestamp Automocion, S.A. (b)	6	21
Global Dominion Access, S.A. (b) (d)	2	12
Grifols, S.A.	3	62
Grupo Catalana Occidente, S.A.	1	21
Iberdrola, Sociedad Anonima	25	252
Indra Sistemas, S.A. (b)	1	14
Industria de Diseno Textil, S.A.	3	119
Laboratorios Farmaceuticos ROVI, S.A.	—	10
Linea Directa Aseguradora S.A. Compania De Seguros Y Reaseguros,S.A.	3	6
MAPFRE, S.A.	17	38
Mediaset Espana Comunicacion, S.A. (b)	3	17
Melia Hotels International, S.A. (b)	1	5
Naturgy Energy Group SA (a)	2	55
Neinor Homes, S.A. (b) (d)	1	7
Pharma Mar, S.A.	—	21
Prosegur Cash, S.A. (d)	15	12
Prosegur Compa?ia de Seguridad, S.A.	5	15
Red Electrica Corporacion, S.A.	3	67
Repsol SA	15	192
Sacyr, S.A. (a)	4	10
Siemens Gamesa Renewable Energy, S.A.	—	8
Tecnicas Reunidas, S.A. (a) (b)	1	8
Telefonica SA	57	268
Tubacex, S.A. (a) (b)	2	3
Unicaja Banco, S.A. (d)	23	24
Vidrala SA	—	32
Viscofan, S.A.	1	36
Zardoya Otis SA	2	12
		2,337
Italy 2.3%
A2A SpA	13	26
Acea SpA	1	18
Amplifon S.p.A	1	50
ANIMA Holding S.p.A. (d)	3	12
Ascopiave S.p.A	2	9
Assicurazioni Generali SpA	5	116
Atlantia SpA (b)	2	32
Azimut Holding S.p.A.	2	49
Banca Farmafactoring S.p.A. (e)	1	7
Banca Generali S.p.A.	1	30
Banca IFIS S.p.A.	—	7
Banca Interprovinciale Societa' Per Azioni (b)	1	13
Banca Mediolanum SpA	3	36
Banca Popolare Di Sondrio - Societa' Cooperativa Per Azioni	10	42
Banco BPM Societa' Per Azioni	21	67
Bper Banca Spa	10	22
Brunello Cucinelli S.p.A. (b)	—	13
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	33
Carel Industries S.p.A. (d)	—	11
Cementir Holding N.V.	1	12
CIR S.p.A. – Compagnie Industriali Riunite (b)	18	10
Credito Emiliano SpA	2	14
Danieli & C. Officine Meccaniche S.p.A. (a)	—	8
Davide Campari-Milano S.p.A.	1	20
De' Longhi S.p.A.	1	27
DiaSorin S.p.A.	—	14
Dovalue S.P.A. (d)	1	8
ENAV S.p.A. (b) (d)	3	12
Enel SpA	15	114
ENI SpA	13	166
Erg S.P.A.	—	12
Esprinet S.P.A	1	16
Ferrari N.V.	—	82
Finecobank Banca Fineco SPA	3	53
Hera S.p.A.	12	48
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	3	30
Interpump Group SpA	—	21
Intesa Sanpaolo SpA	33	94
Iren S.p.A.	6	19
Italgas S.p.A.	5	31
Italmobiliare S.p.A.	—	4
Juventus F.C. - S.p.A. O Juventus Football Club S.P.A. (a) (b)	5	4
Leonardo S.p.A.	4	35
Mediobanca SpA	6	77
Moncler S.p.A.	1	52
Mutuionline S.P.A.	—	13
Nexi S.p.A. (b)	1	9
OVS SpA (b) (d)	4	11
Piaggio & C. S.p.A.	2	8
Pirelli & C. S.p.A. (d)	3	20
Poste Italiane - Societa' Per Azioni (d)	3	45
Prada S.p.A.	3	17
Prysmian S.p.A.	1	42
Rai Way S.P.A. (d)	2	13
Recordati Industria Chimica E Farmaceutica S.p.A.	1	50
Reply S.p.A.	—	26
Saipem S.p.A. (a) (b)	6	14
Salini Impregilo S.p.A. (a)	3	7
Saras S.p.A. (b)	13	13
SeSa S.P.A.	—	16
Snam Rete Gas SpA	11	59
Societa' Cattolica Di Assicurazione - Societa' Cooperativa (b)	2	16
Sol S.p.A.	1	14
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	1	15
Technogym S.p.A. (d)	1	10
Telecom Italia SpA	29	11
Terna – Rete Elettrica Nazionale S.p.A.	6	43
Tinexta S.P.A.	—	15
Tod's SpA (b)	—	18
UniCredit S.p.A.	10	127
Unieuro S.p.A. (d)	—	7
Unipol Gruppo Finanziario S.P.A.	6	37
UnipolSai Assicurazioni S.p.A.	12	32
Zignago Vetro S.p.A	—	6
		2,290
Hong Kong 2.2%
AIA Group Limited	35	404
ASM Pacific Technology Ltd.	2	23
Bank of East Asia Ltd.	11	18
Cafe de Coral Holdings Ltd.	2	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Camsing International Holding Limited (b) (c)	12	—
Cathay Pacific Airways Limited (a) (b)	20	16
China Strategic Holdings Limited (b)	955	7
Chinese Estates Holdings Limited (c)	17	6
Chow Tai Fook Jewellery Group Limited	10	18
CITIC Telecom International Holdings Limited	33	11
CK Asset Holdings Limited	8	45
CK Hutchison Holdings Limited	3	17
CK Infrastructure Holdings Limited	5	28
CLP Holdings Ltd.	3	29
Dah Sing Banking Group Limited	10	9
Dah Sing Financial Holdings Limited	4	12
Dairy Farm International Holdings Ltd. (b)	4	14
Far East Consortium International Limited	25	8
First Pacific Company Limited	20	7
Galaxy Entertainment Group Ltd. (b)	3	15
Giordano International Limited	30	6
Great Eagle Holdings Limited	1	3
Haitong International Securities Group Limited	49	13
Hang Lung Group Ltd.	9	21
Hang Lung Properties Ltd.	17	39
Hang Seng Bank Ltd.	2	27
Henderson Land Development Co. Ltd.	7	27
HK Electric Investments Limited	13	12
HKBN Ltd.	23	27
HKT Trust	42	57
Hong Kong & China Gas Co. Ltd.	23	34
Hong Kong Exchanges & Clearing Ltd.	2	133
Hong Kong Technology Venture Company Limited (a)	9	13
Hongkong Land Holdings Ltd. (b)	5	22
Hysan Development Co. Ltd.	8	26
Johnson Electric Holdings Limited	5	10
JS Global Lifestyle Company Limited (d)	12	28
K. Wah International Holdings Ltd.	10	4
Kerry Properties Ltd.	7	17
Kowloon Development Company Limited	11	12
Lifestyle International Holdings Limited (b)	8	4
Luk Fook Holdings International Ltd.	4	10
Man Wah Holdings Limited	29	42
Mandarin Oriental International Ltd. (b)	12	25
Melco International Development Limited (b)	19	22
Miramar Hotel and Investment Company, Limited	6	10
MTR Corp.	6	30
NagaCorp Ltd.	42	36
New World Development Company Limited	13	52
NWS Holdings Ltd.	19	18
Orient Overseas (International) Limited	2	35
Pacific Basin Shipping Limited	99	46
Pacific Century Premium Developments Limited (b)	6	—
Pacific Textiles Holdings Limited	21	11
PCCW Ltd.	53	27
Perfect Medical Health Management Limited	20	15
Power Assets Holdings Ltd.	6	35
Sands China Ltd. (b)	4	8
Shangri-La Asia Ltd. (b)	10	8
Shun Tak Holdings Limited (b)	28	8
Sino Land Co.	21	28
SJM Holdings Limited (a) (b)	28	19
Stella International Holdings Limited	9	12
Sun Hung Kai Properties Ltd.	3	31
SUNeVision Holdings Ltd.	15	14
Swire Pacific Limited - Class B	23	22
Swire Pacific Ltd. - Class A	4	24
Swire Properties Limited	5	14
Tai Cheung Holdings Limited	11	7
Techtronic Industries Company Limited	4	79
Television Broadcasts Limited (b)	6	5
The Hongkong and Shanghai Hotels, Limited (b)	11	10
The Kowloon Motor Bus Holdings Limited	9	15
Theme International Holdings Limited (b)	110	13
Union Medical Healthcare Limited	8	11
United Laboratories International Holdings Ltd	6	4
Value Partners Group Limited	7	4
Vitasoy International Holdings Ltd. (a)	8	20
VSTECS Holdings Limited	4	4
VTech Holdings Ltd.	2	14
WH Group Limited (d)	135	96
Wharf Real Estate Investment Company Limited	4	21
Xinyi Glass Holdings Limited	10	30
Yue Yuen Industrial Holdings Ltd. (b)	17	33
Yunfeng Financial Group Limited (b)	42	12
Zensun Enterprises Limited	19	14
		2,220
Denmark 2.0%
A P Moller - Maersk A/S - Class A	—	31
A P Moller - Maersk A/S - Class B	—	32
Aktieselskabet Schouw & Co.	—	13
ALK-Abello A/S - Class B (b)	—	33
Ambu A/S - Class B	—	7
Bavarian Nordic A/S (b)	1	57
Carlsberg A/S - Class B	—	74
ChemoMetec A/S	—	15
Chr. Hansen Holding A/S (b)	1	43
Coloplast A/S - Class B	—	53
Dampskibsselskabet NORDEN A/S	1	12
Danske Bank A/S	3	50
Demant A/S (b)	1	36
DFDS A/S (b)	1	31
DSV Panalpina A/S	—	86
FLSmidth & Co. A/S	1	21
Genmab A/S (b)	—	77
GN Store Nord A/S	1	69
H Lundbeck A/S	1	13
H+H International A/S (b)	—	8
ISS A/S (b)	2	38
Jyske Bank A/S (b)	1	35
Matas A/S	1	19
Netcompany Group A/S (d)	—	23
Nilfisk Holding A/S (b)	—	9
NKT A/S (b)	1	23
Novo Nordisk A/S - Class B	4	360
Novozymes A/S - Class B	1	60
NTG Nordic A/S (b)	—	7
Orsted A/S (d)	—	15
Pandora A/S (b)	1	146
PER AARSLEFF Holding A/S - Class B	—	6
Ringkjobing Landbobank. Aktieselskab	—	45
Rockwool International A/S - Class A	—	28
Rockwool International A/S - Class B	—	35
Royal Unibrew A/S	1	61
Scandinavian Tobacco Group A/S (d)	1	20
SimCorp A/S	—	38
Solar A/S - Class B	—	14
Spar Nord Bank A/S - Class B	1	14
Sydbank A/S	1	36
The Drilling Company of 1972 A/S (b)	—	9
Topdanmark A/S	1	40
Torm PLC - Class A (b)	1	8
Tryg A/S	1	26
United International Enterprises Limited	—	11
Vestas Wind Systems A/S	2	75
Zealand Pharma A/S (b)	1	24
		1,986
Finland 1.7%
Aktia Pankki Oyj - Class A	1	12
Cargotec Oyj	—	8
Caverion Oyj	1	10
Citycon Oyj (a)	1	9
Elisa Oyj	2	96
Finnair Oyj (a) (b)	6	4
Fiskars Oyj Abp	1	11
Fortum Oyj	3	99
F-Secure Oyj	2	13
Harvia Oyj	—	14
Huhtamaki Oyj	1	47
Kamux Oyj	1	8
Kemira Oyj	1	18
Kesko Oyj - Class A	1	33

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Kesko Oyj - Class B	3	92
Kojamo Oyj (d)	1	28
Kone Corporation	1	47
Konecranes Abp	1	25
Lassila & Tikanoja Oyj	1	13
Marimekko OYJ	—	6
Metsa Board Oyj - Class B	2	18
Musti Group OYJ (b) (d)	—	10
Neles Finland Oy	1	12
Neste Oyj	1	48
Nokia Oyj - ADR (b)	10	54
Nokia Oyj (b)	12	68
Nokian Renkaat Oyj	2	65
Nordea Bank ABP	7	93
Olvi Oyj - Class A	—	9
Orion Oyj - Class A	—	17
Orion Oyj - Class B	1	42
Outokumpu Oyj (b)	7	42
Outotec Oyj	6	54
Ponsse Oyj	—	6
Qt Group Oyj (b)	—	15
Raisio Oyj	2	9
Revenio Group Oyj	—	15
Sampo Oyj - Class A	2	79
Sanoma Oyj	1	18
Stora Enso Oyj - Class R	5	88
Talenom Oyj	1	12
Terveystalo Oyj (d)	1	13
Tietoevry Oyj	1	41
Tokmanni Group Oyj	1	26
UPM-Kymmene Oyj	2	86
Uponor Oyj	1	14
Vaisala Oyj - Class A	—	7
Valmet Oy	1	52
Wartsila Oyj (a)	7	84
YIT Oyj (a)	3	13
		1,703
Belgium 1.2%
Ackermans	—	49
ageas SA/NV	2	78
Agfa-Gevaert NV (b)	3	12
AKKA Technologies (b)	—	20
Anheuser-Busch InBev	3	166
Barco	—	2
Bpost (b)	1	10
Colruyt SA	—	17
Compagnie D'entreprises CFE	—	14
D'ieteren	—	41
Econocom Group	2	8
Elia Group	—	36
Euronav (a) (b)	2	23
Euronav	2	19
Fagron	1	11
Galapagos (b)	—	18
Gimv	—	27
Immobel	—	4
Ion Beam Applications S.A	1	13
KBC Groep NV	1	106
Kinepolis Group (b)	—	12
Lotus Bakeries	—	12
Melexis	—	29
NV Bekaert SA	1	41
Ontex Group (b)	1	9
Orange Belgium	1	11
Proximus	2	43
Recticel	1	8
Shurgard Self Storage Europe	—	7
SIPEF	—	10
Solvay SA	1	126
Telenet Group Holding	1	28
Tessenderlo Group (b)	—	13
UCB SA	—	53
Umicore	2	109
VGP	—	14
X-Fab Silicon Foundries (b) (d)	—	3
		1,202
Israel 1.1%
Airport City Ltd (b)	—	8
Alony Hetz Properties & Investments Ltd	—	7
Alrov Properties & Lodgings Ltd.	—	5
Amot Investments Ltd.	2	12
ASHTROM Group LTD.	1	24
AudioCodes Ltd (b)	2	65
Azrieli Group Ltd.	—	13
Bank Hapoalim BM	3	24
Bank Leumi Le-Israel BM	9	80
Bezeq Israeli Telecommunication Corp. Ltd.	27	31
Camtek Ltd. (b)	—	15
Cellcom Israel Ltd. (b)	1	5
Clal Insurance Co Ltd. (b)	1	15
Danel (Adir Yehoshua) Ltd.	—	11
Delek Automotive Systems Ltd.	1	12
Delek Group Ltd.	—	8
Delta Galil Industries Ltd. (b)	—	15
Elbit Systems Ltd. (b)	—	26
Elbit Systems Ltd.	—	10
Electra Consumer Products (1970) Ltd	—	8
Electra Ltd	—	22
Enlight Renewable Energy Ltd. (b)	3	6
Equital Ltd. (b)	—	12
Formula Systems (1985) Ltd.	—	8
Fox - Wizel Ltd	—	5
Gav-Yam Bayside Land Corp. Ltd.	1	10
Harel Insurance Investments & Financial Services Ltd.	3	36
Hilan Ltd	—	9
Industrial Buildings Corporation Ltd	3	9
Inrom Construction Industries Ltd	1	7
Isracard Ltd.	4	16
Israel Chemicals Ltd.	5	34
Israel Discount Bank Ltd.	6	30
Isras - Investment Co. Ltd.	—	12
Magic Software Enterprises Ltd. (b)	1	18
Matrix I.T. Ltd	—	6
Maytronics Ltd.	—	9
Mega OR Holdings Ltd.	1	25
Melisron Ltd.	—	4
Menora Mivtachim Insurance Ltd.	1	25
Mizrahi Tefahot Bank Ltd.	1	35
Nice Ltd. (b)	—	10
Nova Measuring Instruments Ltd. (b)	—	13
Oil Refineries Ltd	24	5
One Software Technologies Ltd.	1	13
Partner Communications Co Ltd (b)	2	7
Paz Oil Company Limited	—	26
Plus500 Ltd	1	17
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	—	7
Shapir Engineering And Industry Ltd	2	13
Shikun & Binui Ltd.	4	21
Shufersal Ltd.	3	25
Strauss Group Ltd	1	21
Summit Real Estate Holdings Ltd	—	6
Tera Light Ltd (b)	1	4
Teva Pharmaceutical Industries Ltd - ADR (b)	6	57
The First International Bank of Israel Limited	1	35
The Phoenix Holdings Ltd	3	35
Tower Semiconductor Ltd. (b)	1	39
Y.H. Dimri Construction and Development Ltd.	—	1
		1,087
Norway 1.0%
ABG Sundal Collier Holding ASA	5	5
AF Gruppen ASA	1	11
Aker ASA	—	8
Aker ASA	1	42
Aker BP ASA (b) (d)	11	24
Atea ASA	1	10
Austevoll Seafood ASA	2	22

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Bonheur ASA	—	14
Borregaard ASA	1	28
Bouvet ASA	1	9
BW Energy Limited (b) (d)	1	2
BW Offshore Limited	3	10
Crayon Group Holding ASA (b)	1	13
DNB ASA (b)	2	51
Elkem ASA (d)	6	27
Entra ASA (d)	—	9
Equinor ASA	6	161
Eurizon Opportunita	2	16
Fjordkraft Holding ASA (d)	1	7
Frontline Ltd. (b)	3	27
Gjensidige Forsikring ASA	1	11
Golden Ocean Group Limited (b)	3	27
Grieg Seafood ASA (b)	1	5
Kid ASA (d)	—	5
Kitron ASA	6	12
Kongsberg Gruppen ASA	1	14
Leroy Seafood Group ASA	1	7
Mowi ASA	1	27
Nordic Semiconductor ASA (b)	—	12
Norsk Hydro ASA	6	43
Odfjell Drilling Ltd. (b)	2	4
Orkla ASA	5	42
PGS ASA (b)	6	4
Protector Forsikring ASA	1	8
SalMar ASA	1	33
Scatec Solar ASA (d)	1	9
Schibsted ASA - Class A	—	12
Schibsted ASA - Class B	—	18
Sparebank 1 BV	2	12
Sparebank 1 Ostlandet	1	11
Sparebank 1 Sr-Bank Asa (b)	1	12
Storebrand ASA	2	20
Subsea 7 S.A. (b)	1	12
Telenor ASA	2	37
TGS NOPEC Geophysical Company ASA	2	18
TOMRA Systems ASA	—	13
Veidekke ASA	1	18
Yara International ASA	1	44
		986
Singapore 0.9%
AEM Holdings Ltd. (a)	6	17
Allied Esports Entertainment, Inc.	16	12
Ascendas India Trust (f)	12	12
BOC Aviation Limited (d)	3	28
Bukit Sembawang Estates Limited	2	5
BW LPG PTE. LTD.	1	7
Capitaland Investment Limited (b)	7	18
City Developments Ltd.	5	23
ComfortDelgro Corp. Ltd.	20	22
DBS Group Holdings Ltd.	4	87
First Resources Limited (b)	17	20
Genting Singapore Limited	16	8
Golden Agri-Resources Ltd.	142	25
Great Eastern Holdings Limited	1	9
Haw Par Corp. Ltd.	2	20
Hong Leong Finance Limited F.K.A (a)	2	4
Hutchison Port Holdings Trust	122	29
iFAST Corporation Ltd.	1	7
IGG Singapore Pte Ltd.	10	9
Jardine Cycle & Carriage Ltd.	1	20
Kenon Holdings Ltd. (b)	—	16
Keppel Corporation Limited	8	31
Keppel Infrastructure Trust	46	19
Olam International Limited	15	19
Oversea-Chinese Banking Corporation Limited	5	39
Raffles Medical Group Ltd.	15	16
Sembcorp Industries Ltd	17	23
SembCorp Marine Ltd. (b)	391	24
Sheng Siong Group Ltd.	22	24
Singapore Airlines Ltd. (b)	8	31
Singapore Exchange Ltd.	3	19
Singapore Post Limited	16	8
Singapore Press Holdings Ltd.	25	35
Singapore Technologies Engineering Ltd.	10	29
Singapore Telecommunications Limited	13	24
StarHub Ltd	3	3
UMS Holdings Limited	20	25
United Overseas Bank Ltd.	3	64
UOB-Kay Hian Holdings Limited	9	10
UOL Group Ltd.	4	20
Venture Corp. Ltd.	2	21
Wilmar International Limited	12	38
Wing Tai Holdings Limited	3	4
XP Power PLC	—	11
		935
Ireland 0.8%
AIB Group Public Limited Company (b)	9	25
Bank of Ireland Group Public Limited Company (b)	13	75
C & C Group Public Limited Company (b)	5	17
Cairn Homes Public Limited Company (b)	11	14
COSMO Pharmaceuticals N.V. - Class N (b)	—	19
CRH public limited company - ADR	4	206
Dalata Hotel Group Public Limited Company (b)	2	9
Flutter Entertainment Public Limited Company (b)	—	30
Glambia Plc	1	17
Glenveagh Properties Public Limited Company (b) (d)	10	13
Grafton Group Public Limited Company	2	35
Greencore Group Public Limited Company (b)	4	8
Irish Continental Group, Public Limited Company (b)	3	16
James Hardie Industries Public Limited Company - CDI (b)	2	68
Kerry Group Plc	1	72
Keywords Studios PLC (b)	—	10
Kingspan Group Plc	1	57
Smurfit Kappa Funding Designated Activity Company (b)	2	110
		801
Austria 0.6%
ams AG (b)	1	22
Andritz AG	1	32
AT & S Austria Technologie & Systemtechnik Aktiengesellschaft	—	10
BAWAG Group AG (d)	1	39
Erste Group Bank AG	1	53
EVN AG	1	16
IMMOFINANZ AG (a) (b)	1	13
Lenzing Aktiengesellschaft (b)	—	12
Mayr-Melnhof Karton Aktiengesellschaft	—	9
OMV AG	1	72
Osterreichische Post Aktiengesellschaft (a)	—	14
Palfinger AG	—	11
Raiffeisen Bank International AG	2	45
RHI Magnesita N.V.	1	24
S&T System Integration & Technology Distribution AG (b)	1	16
Semperit Aktiengesellschaft Holding	—	9
Strabag SE	—	16
Telekom Austria Aktiengesellschaft	3	25
UNIQA Insurance Group AG	2	17
Verbund AG	—	34
Vienna Insurance Group AG Wiener Versicherung Gruppe	1	31
Voestalpine AG	1	53
Wienerberger AG	2	54
		627
Luxembourg 0.5%
Aperam (b)	1	36
ArcelorMittal	1	39
ArcelorMittal - ADR	2	56
Befesa (d)	1	48
Eurofins Scientific SE	1	90
L'Occitane International S.A.	5	18
Millicom International Cellular SA - SDR (b)	2	62

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
RTL Group SA (b)	1	48
SES S.A. - DRC (b)	5	42
Stabilus S.A.	—	15
Sword Group SE	—	11
Tenaris S.A. - ADR	1	21
Tenaris SA	1	13
		499
New Zealand 0.4%
a2 Milk Co. Ltd. (a) (b)	1	5
Air New Zealand Limited (b)	3	3
Arvida Group Limited	4	6
Auckland International Airport Limited (b)	5	27
Chorus Limited	2	10
Contact Energy Limited	5	28
EBOS Group Limited	—	12
Fisher & Paykel Healthcare Corp.	1	29
Fletcher Building Ltd.	3	15
Freightways Limited	2	17
Genesis Energy Limited	1	3
Heartland Group Holdings Limited	4	7
Infratil Limited	4	23
IWL Broking Solutions Limited (b)	3	10
Kathmandu Holdings Limited	5	6
Mainfreight Limited	1	38
Meridian Energy Limited	1	2
Oceania Healthcare Limited	6	6
Port of Tauranga Limited	1	6
Pushpay Holdings Limited (b)	11	13
Ryman Healthcare Ltd.	1	5
Skellerup Holdings Limited	1	5
SKYCITY Entertainment Group Limited	13	28
Spark New Zealand Ltd.	4	13
Summerset Group Holdings Limited	3	31
Xero Limited (b)	1	50
Z Energy Limited	12	27
		425
Portugal 0.3%
Alphaquest Original Ltd	4	16
Altri, SGPS, S.A.	1	5
Banco Comercial Portugues S.A. (b)	75	13
CTT - Correios De Portugal S.A.	2	12
EDP Renovaveis, S.A.	—	5
Energias de Portugal SA	8	40
Galp Energia, SGPS, S.A.	7	74
Greenvolt - Energias Renovaveis, S.A. (b)	—	—
Jeronimo Martins, SGPS, S.A.	3	49
NOS, SGPS, SA.	4	15
Ren - Redes Energeticas Nacionais, SGPS, S.A.	4	13
SONAE - S.G.P.S., S.A.	31	32
		274
United States of America 0.3%
Argonaut Gold Inc. (b)	4	9
Bausch Health Companies Inc. (b)	1	33
Burford Capital Limited - Class C (b)	1	6
Carnival Plc (b)	1	20
Diversified Gas & Oil PLC	9	14
Primo Water Holdings LLC	1	13
Primo Water Holdings LLC (b)	1	14
Qiagen N.V. (b)	1	74
STMicroelectronics N.V. - ADR (a)	1	60
		243
China 0.1%
BOC Hong Kong Holdings Ltd.	15	45
SITC International Holdings Company Limited	8	29
Yangzijiang Shipbuilding (Holdings) Ltd.	36	36
		110
Malta 0.1%
Catena Media PLC (a) (b)	1	7
Kindred Group PLC - SDR	3	40
		47
United Arab Emirates 0.1%
Mediclinic International PLC (b)	8	34
Network International Holdings PLC (b)	2	10
NMC Health PLC (c)	1	—
		44
Jersey 0.0%
Breedon Group PLC (b)	15	20
Centamin PLC	11	14
JTC PLC (d)	1	8
		42
Faroe Islands 0.0%
P/F Bakkafrost Sales	—	38
Chile 0.0%
Antofagasta PLC	2	33
Georgia 0.0%
Bank of Georgia Group Plc	1	15
TBC Bank Group PLC	1	17
		32
Liechtenstein 0.0%
Liechtensteinische Landesbank Aktiengesellschaft	—	9
VP Bank AG	—	8
		17
Malaysia 0.0%
Frencken Group Limited	10	17
Isle of Man 0.0%
Strix Group PLC (b)	3	12
Bermuda 0.0%
Chow Sang Sang Holdings International Limited	8	12
Mexico 0.0%
Fresnillo PLC	1	10
Taiwan 0.0%
Foxconn Interconnect Technology Limited (b) (d)	49	10
Colombia 0.0%
Frontera Energy Corporation (b)	1	4
Total Common Stocks (cost $91,743)		97,924
PREFERRED STOCKS 1.3%
Switzerland 0.7%
Roche Holding AG	2	714
Germany 0.6%
Bayerische Motoren Werke AG	—	33
Dragerwerk AG & Co. KGaA (g)	—	16
Fuchs Petrolub SE	1	35
Henkel AG & Co. KGaA (g)	—	30
Jungheinrich Aktiengesellschaft	1	31
Porsche Automobil Holding SE (g)	1	68
Sartorius AG	—	32
Sixt SE	—	25
STO SE & Co. KGaA	—	8
Volkswagen AG (g)	1	316
		594
Italy 0.0%
Danieli & C. Officine Meccaniche S.p.A.	1	9
Telecom Italia SpA	25	10
		19
Total Preferred Stocks (cost $1,208)		1,327
WARRANTS 0.0%
Canada 0.0%
Cenovus Energy Inc. (b)	—	3
Italy 0.0%
Webuild S.p.A. (a) (b) (h)	—	—
Total Warrants (cost $2)		3
RIGHTS 0.0%
Australia 0.0%
Sandfire Resources Limited (b) (h)	5	1
Germany 0.0%
Borussia Dortmund GmbH & Co. Kommanditgesellschaft auf Aktien (b) (h)	1	—
Austria 0.0%
CA Immobilien Anlagen Aktiengesellschaft (b) (c)	1	—
Total Rights (cost $0)		1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund, 0.01% (i) (j)	1,994	1,994
Investment Companies 0.8%
JNL Government Money Market Fund, 0.01% (i) (j)	789	789
Total Short Term Investments (cost $2,783)		2,783
Total Investments 101.8% (cost $95,736)		102,038
Other Assets and Liabilities, Net (1.8)%		(1,847)
Total Net Assets 100.0%		100,191

(a) All or a portion of the security was on loan as of September 30, 2021.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $69 and 0.1% of the Fund.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Convertible security.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	11/09/20	48	61	0.1
ACM 2001 AB	03/31/20	4	5	—
Adyen B.V.	04/01/20	51	78	0.1
Aedas Homes, S.A	02/05/21	3	4	—
AENA, S.M.E., S.A.	05/04/20	9	13	—
Aker BP ASA	06/10/21	22	24	—
Alimak Group AB (publ)	06/25/19	12	11	—
Amadeus IT Group SA	07/17/20	28	28	—
Ambea AB ( publ )	11/06/20	11	12	—
Amundi	09/30/19	34	33	0.1
ANIMA Holding S.p.A.	07/24/19	9	12	—
Aston Martin Lagonda Global Holdings PLC	04/30/21	22	21	—
Attendo International AB	03/27/20	9	10	—
Avast PLC	06/10/20	25	26	—
Basic-Fit N.V.	06/17/20	9	15	—
BAWAG Group AG	05/29/20	27	39	0.1
Befesa	03/31/20	32	48	0.1
BHG Group AB	01/27/21	7	5	—
Biffa PLC	11/06/20	21	26	—
BOC Aviation Limited	12/18/20	29	28	—
Bravida Holding AB	10/07/20	22	20	—
BW Energy Limited	12/19/19	2	2	—
Carel Industries S.p.A.	05/25/21	10	11	—
Cellnex Telecom, S.A.	06/25/19	18	29	0.1
CMC Markets PLC	07/27/20	11	9	—
Contourglobal PLC	06/18/20	3	3	—
Convatec Group PLC	06/25/19	10	16	—
Coor Service Management Holding AB	10/12/20	11	14	—
Countryside Properties PLC	12/24/19	17	20	—
Covestro AG	06/25/19	181	195	0.2
Delivery Hero SE	06/25/19	23	24	—
Deutsche Pfandbriefbank AG	06/25/19	24	24	—
Dometic Group AB (publ)	02/10/20	35	44	0.1
Dovalue S.P.A.	03/24/21	9	8	—
Dustin Group AB	06/25/19	11	13	—
Elior Group	02/10/20	22	12	—
Elkem ASA	07/07/21	22	27	—
Eltel AB	06/25/19	12	11	—
ENAV S.p.A.	06/30/21	12	12	—
Entra ASA	06/02/21	11	9	—
Equiniti Group PLC	08/15/19	14	13	—
Evolution Gaming Group AB (publ)	03/12/20	7	31	0.1
Fjordkraft Holding ASA	06/11/20	10	7	—
Flow Traders N.V.	11/06/20	12	15	—
Forterra PLC	06/25/19	12	12	—
Foxconn Interconnect Technology Limited	07/10/20	24	10	—
Glenveagh Properties Public Limited Company	02/02/21	11	13	—
Global Dominion Access, S.A.	06/25/19	12	12	—
Hapag-Lloyd Aktiengesellschaft	04/22/20	6	15	—
Hoist Finance AB (publ)	09/20/19	10	6	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	08/26/20	30	30	0.1
Instone Real Estate Group AG	02/26/20	13	14	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/DFA International Core Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Integrafin Holdings PLC	04/24/20	17	20	—
JOST Werke AG	05/17/21	10	9	—
JS Global Lifestyle Company Limited	04/30/21	36	28	0.1
JTC PLC	08/11/21	8	8	—
Just Eat Takeaway.Com N.V.	06/01/20	23	16	—
Kid ASA	07/07/21	4	5	—
Knorr - Bremse Aktiengesellschaft	08/10/20	16	14	—
Kojamo Oyj	04/01/20	30	28	—
Koninklijke Philips N.V.	08/06/21	21	21	—
Lime Technologies AB	01/05/21	6	5	—
Maisons Du Monde	07/25/19	11	10	—
Munters Group AB	01/27/21	12	10	—
Musti Group OYJ	05/27/21	11	10	—
Neinor Homes, S.A.	06/29/20	5	7	—
Netcompany Group A/S	04/08/20	12	23	—
Nobina AB (publ)	08/07/19	10	15	—
NYSE B.V.	06/26/19	41	56	0.1
Orsted A/S	12/23/20	22	15	—
OVS SpA	06/25/19	7	11	—
Pirelli & C. S.p.A.	06/25/19	20	20	—
Poste Italiane - Societa' Per Azioni	01/21/21	38	45	0.1
Prosegur Cash, S.A.	09/02/21	14	12	—
Quilter PLC	06/26/19	29	28	0.1
Rai Way S.P.A.	06/25/19	12	13	—
Resurs Holding AB	06/25/19	9	7	—
Sabre Insurance Group PLC	05/29/20	6	5	—
Scandinavian Tobacco Group A/S	06/25/19	12	20	—
Scatec Solar ASA	06/24/20	8	9	—
Scout24 Holding GmbH	10/01/20	81	65	0.1
Sensirion Holding AG	12/23/20	11	24	—
Siemens Healthineers AG	03/04/21	15	18	—
Signify N.V.	06/25/19	69	81	0.1
Technogym S.p.A.	10/14/19	11	10	—
Terveystalo Oyj	06/24/20	10	13	—
The Gym Group PLC	03/25/21	4	5	—
Thule Group AB	06/25/19	28	37	0.1
TI Fluid Systems PLC	06/22/20	10	15	—
Unicaja Banco, S.A.	02/10/20	20	24	—
Unieuro S.p.A.	01/04/21	5	7	—
VAT Group AG	06/25/19	71	84	0.1
Vifor Pharma AG	04/01/20	45	45	0.1
Viva Energy Australia Group Pty Ltd	11/18/20	21	25	—
Vivo Energy PLC	09/20/21	15	15	—
WH Group Limited	03/02/21	110	96	0.1
Worldline	06/25/19	57	59	0.1
X-Fab Silicon Foundries	02/05/21	3	3	—
Zalando SE	01/14/21	73	58	0.1
		2,148	2,334	2.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	15,028	82,770	126	97,924
Preferred Stocks	1,327	—	—	1,327
Warrants	3	—	—	3
Rights	—	1	—	1
Short Term Investments	2,783	—	—	2,783
	19,141	82,771	126	102,038

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Information Technology 24.0%
3D Systems Corporation (a)	15	403
Accenture Public Limited Company - Class A	18	5,777
ACI Worldwide, Inc. (a)	8	240
Adobe Inc. (a)	12	6,739
ADS Alliance Data Systems, Inc.	5	475
ADTRAN, Inc. (a)	6	104
Advanced Energy Industries, Inc. (a)	3	234
Advanced Micro Devices, Inc. (a)	24	2,443
Agilysys, Inc. (a)	1	42
Akamai Technologies, Inc. (a)	8	799
Alarm.Com Holdings, Inc. (a)	2	179
Alpha and Omega Semiconductor Limited (a)	3	104
Altair Engineering Inc. - Class A (a)	1	83
Alteryx, Inc. - Class A (a)	1	86
Ambarella Inc. (a)	1	228
Amdocs Limited	7	556
American Software, Inc. - Class A (a)	2	42
Amkor Technology, Inc. (a)	29	735
Amphenol Corporation - Class A	20	1,470
Amtech Systems, Inc. (a)	1	10
Analog Devices, Inc. (a)	15	2,556
Anaplan, Inc. (a)	2	127
ANSYS, Inc. (a)	2	828
AppFolio, Inc. - Class A (a)	—	60
Appian Corporation - Class A (a) (b)	1	113
Apple Inc. (a)	493	69,798
Applied Materials, Inc. (a)	27	3,499
Applied Optoelectronics, Inc. (a)	1	7
Arista Networks, Inc. (a)	3	1,013
Arlo Technologies, Inc. (a)	6	40
Arrow Electronics, Inc. (a)	6	684
Asana, Inc. - Class A (a)	2	183
Aspen Technology, Inc. (a)	5	589
Atlassian Corporation PLC - Class A (a)	1	481
Autodesk, Inc. (a)	7	1,931
Automatic Data Processing, Inc. (a)	16	3,288
Avalara, Inc. (a)	2	283
Avaya Holdings Corp. (a)	8	160
Avid Technology, Inc. (a)	3	95
Avnet, Inc. (a)	8	305
Axcelis Technologies, Inc. (a)	3	141
AXT, Inc. (a)	1	7
Badger Meter, Inc.	2	219
Bel Fuse Inc. - Class B (a)	1	17
Belden Inc.	3	150
Benchmark Electronics, Inc.	5	128
Bill.Com Holdings Inc. (a)	3	795
Black Knight, Inc. (a)	6	441
Blackbaud, Inc. (a)	3	205
Blackline, Inc. (a)	1	165
BM Technologies, Inc. - Class A (a)	1	4
Booz Allen Hamilton Holding Corporation - Class A	8	637
Bottomline Technologies Inc. (a)	2	74
Box, Inc. - Class A (a)	8	188
Broadcom Inc. (a)	12	5,857
Broadridge Financial Solutions, Inc.	6	981
Brooks Automation Inc. (a)	5	479
CACI International Inc. - Class A (a)	2	600
Cadence Design Systems Inc. (a)	8	1,259
CalAmp Corp. (a)	3	26
Calix, Inc. (a)	4	198
Cass Information Systems, Inc. (a)	1	52
CDK Global, Inc. (a)	9	366
CDW Corp. (a)	6	1,131
Ceridian HCM Holding Inc. (a)	4	498
CEVA Inc. (a)	1	34
Ciena Corp. (a)	13	664
Cirrus Logic Inc. (a)	5	382
Cisco Systems, Inc. (a)	124	6,740
Citrix Systems Inc. (a)	4	475
Clearfield, Inc. (a)	1	26
Cloudera, Inc. (a)	4	72
Cloudflare, Inc. - Class A (a)	2	203
CMC Materials Inc. (a)	2	223
Cognex Corp. (a)	6	472
Cognizant Technology Solutions Corp. - Class A (a)	23	1,716
Cognyte Software Ltd (a)	5	103
Coherent Inc. (a)	2	430
Cohu Inc. (a)	5	149
CommScope Holding Company, Inc. (a)	11	151
Communications Systems Inc. (a) (b)	1	11
CommVault Systems Inc. (a)	2	172
Computer Task Group Inc. (a)	3	21
Comtech Telecommunications Corp. (a)	1	31
Concentrix Solutions Corporation (a)	6	1,006
Conduent Inc. (a)	15	96
Corning Incorporated	31	1,145
Coupa Software Incorporated (a)	1	226
Cree, Inc. (a)	5	406
CrowdStrike Holdings, Inc. - Class A (a)	2	389
CSG Systems International, Inc. (a)	4	201
CTS Corp.	3	104
Cyberoptics Corp. (a)	1	20
Daktronics Inc. (a)	5	27
Datadog, Inc. - Class A (a)	3	422
Dell Technology Inc. - Class C (a)	7	723
Digi International Inc. (a)	4	77
Diodes Inc. (a)	3	269
DocuSign, Inc. (a)	2	422
Dolby Laboratories, Inc. - Class A	4	391
Dropbox, Inc. - Class A (a)	16	454
DSP Group, Inc. (a)	1	22
DXC Technology Company (a)	20	673
Dynatrace Holdings LLC (a)	5	379
Ebix Inc. (a)	4	112
EchoStar Corp. - Class A (a)	4	106
Elastic NV (a)	1	167
EMCORE Corporation (a)	3	25
Enphase Energy, Inc. (a)	3	440
Entegris, Inc. (a)	7	895
Envestnet, Inc. (a)	2	141
EPAM Systems, Inc. (a)	1	759
ePlus Inc. (a)	1	101
Euronet Worldwide Inc. (a)	3	415
EVERTEC, Inc.	6	291
EVO Payments, Inc. - Class A (a)	1	26
ExlService Holdings Inc. (a)	2	209
F5 Networks, Inc. (a)	4	790
Fabrinet (a)	2	238
Fair Isaac Corporation (a)	1	519
FARO Technologies Inc. (a)	1	74
Fidelity National Information Services, Inc.	15	1,805
FireEye, Inc. (a)	10	170
First Solar, Inc. (a)	7	652
Fiserv, Inc. (a)	15	1,613
Five9 Inc. (a)	1	200
FleetCor Technologies Inc. (a)	4	1,080
Flex Ltd. (a)	45	793
FormFactor Inc. (a)	6	206
Fortinet, Inc. (a)	6	1,681
Frequency Electronics Inc. (a)	1	10
Gartner Inc. (a)	5	1,645
Genpact Limited	16	743
Global Payments Inc.	7	1,175
Globant S.A. (a)	2	497
GoDaddy Inc. - Class A (a)	7	490
GSI Technology, Inc. (a)	1	4
GTT Communications Inc. (a)	8	2
Guidewire Software, Inc. (a)	4	494
Hackett Group Inc. (a)	3	64
Harmonic, Inc. (a)	10	91
Hewlett Packard Enterprise Company	65	922
HP Inc.	40	1,095
HubSpot Inc. (a)	1	508
Ichor Holdings, Ltd. (a)	2	100
II-VI Incorporated (a)	6	332

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Infinera Corporation (a)	11	92
Insight Enterprises, Inc. (a)	3	282
Intel Corporation (a)	188	10,011
InterDigital Communications, Inc. (a)	1	96
International Business Machines Corporation	40	5,520
Intevac Inc. (a)	1	5
Intuit Inc. (a)	6	3,338
IPG Photonics Corporation (a)	3	482
Itron Inc. (a)	3	251
J2 Cloud Services, LLC (a)	4	588
Jabil Inc.	17	1,019
Jack Henry & Associates Inc. (a)	5	810
Juniper Networks, Inc.	21	581
KBR, Inc.	15	581
Key Tronic Corp. (a)	—	3
Keysight Technologies, Inc. (a)	8	1,390
Kimball Electronics Group, LLC (a)	3	68
KLA-Tencor Corp. (a)	7	2,290
Knowles Corporation (a)	8	159
Kulicke & Soffa Industries Inc. (a)	4	262
KVH Industries Inc. (a)	2	15
Lam Research Corp. (a)	5	3,089
Lattice Semiconductor Corp. (a)	7	477
Leidos Holdings Inc.	9	847
Limelight Networks, Inc. (a) (b)	7	17
Littelfuse Inc. (a)	2	466
Liveramp, Inc. (a)	5	239
Lumentum Holdings Inc. (a)	5	383
MACOM Technology Solutions Holdings, Inc. (a)	4	242
MagnaChip Semiconductor, Ltd. (a)	4	72
Manhattan Associates Inc. (a)	4	603
Mantech International Corp. - Class A (a)	3	201
Marvell Technology, Inc.	28	1,673
MasterCard Incorporated - Class A	27	9,460
MAXIMUS Inc.	6	509
MaxLinear, Inc. (a)	4	207
Methode Electronics Inc.	4	167
Microchip Technology Incorporated (a)	8	1,175
Micron Technology, Inc. (a)	38	2,708
Microsoft Corporation (a)	196	55,261
Mimecast Uk Limited (a)	3	176
MKS Instruments, Inc. (a)	4	640
Momentive Global Inc. (a)	3	51
MongoDB, Inc. - Class A (a)	1	399
Monolithic Power Systems Inc. (a)	1	513
Motorola Solutions Inc.	5	1,147
N-Able, Inc. (a)	2	22
National Instruments Corp. (a)	8	301
NCR Corporation (a)	10	388
NeoPhotonics Corporation (a)	3	27
NetApp, Inc. (a)	10	888
NETGEAR, Inc. (a)	3	106
NetScout Systems, Inc. (a)	6	174
New Relic, Inc. (a)	3	201
NortonLifelock Inc. (a)	25	641
Novantas Inc. (a)	3	431
Nuance Communications, Inc. (a)	13	690
Nutanix, Inc. - Class A (a)	8	319
NVE Corp. (a)	—	30
NVIDIA Corporation (a)	50	10,281
NXP Semiconductors N.V.	2	465
Okta, Inc. - Class A (a)	2	429
On Semiconductor Corporation (a)	20	936
Onespan, Inc. (a)	3	63
Onto Innovation Inc. (a)	4	285
Oracle Corporation	58	5,035
OSI Systems Inc. (a)	1	106
Pagerduty, Inc. (a)	3	116
Palantir Technologies Inc. - Class A (a)	4	100
Palo Alto Networks, Inc. (a)	1	642
Paychex Inc. (a)	15	1,673
Paycom Software, Inc. (a)	2	1,086
Paylocity Holding Corporation (a)	2	519
Paypal Holdings, Inc. (a)	17	4,448
PC Connection, Inc. (a)	3	136
PDF Solutions Inc. (a)	2	55
Pegasystems Inc. (a)	2	246
Perficient, Inc. (a)	3	291
PFSweb Inc. (a)	2	29
Photronics Inc. (a)	7	96
Plexus Corp. (a)	3	244
Power Integrations Inc. (a)	5	471
Progress Software Corp. (a)	4	201
PTC Inc. (a)	5	553
Pure Storage, Inc. - Class A (a)	10	249
Q2 Holdings, Inc. (a)	2	169
QAD Inc. - Class A (a)	1	54
Qorvo, Inc. (a)	5	836
Qualcomm Incorporated (a)	34	4,434
Qualys, Inc. (a)	2	257
Rambus Inc. (a)	11	243
RealNetworks, Inc. (a)	2	3
Ribbon Communications Inc. (a)	7	42
Richardson Electronics Ltd. (a)	1	6
RingCentral, Inc. - Class A (a)	1	249
Rogers Corp. (a)	1	272
SailPoint Technologies Holdings, Inc. (a)	1	47
Salesforce.Com, Inc. (a)	13	3,637
Sanmina Corp. (a)	6	216
Sapiens International Corporation N.V. (a)	1	23
ScanSource Inc. (a)	4	133
Science Applications International Corp.	5	392
Seagate Technology Holdings Public Limited Company (a)	13	1,086
Semtech Corp. (a)	4	291
ServiceNow, Inc. (a)	2	1,286
Servicesource International, Inc. (a)	1	1
Silicon Laboratories Inc. (a)	2	350
Skyworks Solutions, Inc. (a)	7	1,165
SMART Global Holdings, Inc. (a)	3	125
Smartsheet Inc. - Class A (a)	4	255
SolarEdge Technologies Ltd. (a)	1	307
SolarWinds Corporation (a)	2	29
Splunk Inc. (a)	2	348
Spotify Technology S.A. (a)	1	334
SPS Commerce, Inc. (a)	2	342
Square, Inc. - Class A (a)	3	637
SS&C Technologies Holdings, Inc. (a)	13	880
Stratasys, Inc. (a)	5	112
Super Micro Computer, Inc. (a)	2	84
Switch Inc - Class A	6	141
Synaptics Incorporated (a)	2	447
Synchronoss Technologies, Inc. (a)	4	11
SYNNEX Corporation	6	592
Synopsys Inc. (a)	3	1,011
TE Connectivity Ltd. (c)	9	1,221
Teradata Corporation (a)	10	601
Teradyne Inc. (a)	9	973
Tessco Technologies Inc. (a)	1	4
Texas Instruments Incorporated (a)	35	6,808
The Trade Desk, Inc. - Class A (a)	9	612
The Western Union Company	19	388
Transact Technologies Inc. (a)	—	1
Trimble Inc. (a)	11	875
TTEC Holdings, Inc. (a)	5	427
TTM Technologies, Inc. (a)	9	118
Twilio Inc. - Class A (a)	2	638
Tyler Technologies Inc. (a)	1	531
Ultra Clean Holdings, Inc. (a)	3	127
Unisys Corp. (a)	4	99
Universal Display Corporation (a)	2	403
Upstate Property Rentals, LLC (a)	2	235
Varonis Systems, Inc. (a)	3	161
Veeco Instruments Inc. (a)	5	116
Verint Systems Inc. (a)	5	225
VeriSign, Inc. (a)	3	710
Verra Mobility Corporation - Class A (a)	10	148
ViaSat, Inc. (a)	5	270
Viavi Solutions Inc. (a)	17	263
Visa Inc. - Class A	46	10,225

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Vishay Intertechnology Inc.	11	223
Vishay Precision Group, Inc. (a)	1	24
VMware, Inc. - Class A (a) (b)	2	328
Vontier Corporation	10	330
Western Digital Corporation (a)	16	914
Wex, Inc. (a)	3	472
Workday, Inc. - Class A (a)	2	415
Workiva Inc. - Class A (a)	1	86
Xerox Holdings Corporation (a)	20	409
Xilinx, Inc. (a)	8	1,190
Xperi Holding Corporation (a)	15	275
Zebra Technologies Corp. - Class A (a)	2	910
Zendesk, Inc. (a)	1	107
Zoom Video Communications, Inc. - Class A (a)	2	582
Zscaler, Inc. (a)	1	337
		357,780
Financials 14.1%
1st Source Corporation (a)	3	153
Affiliated Managers Group, Inc.	4	627
AFLAC Incorporated	26	1,359
Alleghany Corporation (a)	1	503
Allegiance Bancshares, Inc. (a)	2	65
Ally Financial Inc.	21	1,090
Altabancorp (a)	1	30
A-Mark Precious Metals, Inc. (a)	—	23
Ambac Financial Group, Inc. (a)	4	58
American Equity Investment Life Holding Company	9	253
American Express Company (a)	22	3,734
American Financial Group, Inc.	6	814
American International Group, Inc.	20	1,111
American National Bankshares Inc. (a)	1	21
American National Group, Inc. (a)	2	297
Ameriprise Financial, Inc.	5	1,213
Ameris Bancorp (a)	5	246
Amerisafe, Inc. (a)	2	117
AON Public Limited Company - Class A	9	2,513
Arch Capital Group Ltd. (a)	21	788
Ares Management Corporation - Class A	4	297
Argo Group International Holdings, Ltd.	3	165
Arrow Financial Corporation (a)	2	69
Arthur J Gallagher & Co.	10	1,418
Artisan Partners Asset Management Inc. - Class A	4	180
Associated Banc-Corp	14	299
Assurant, Inc.	4	634
Assured Guaranty Ltd.	6	296
Atlantic Capital Bancshares, Inc. (a)	1	30
Atlantic Union Bank (a)	7	245
AXIS Capital Holdings Limited	6	254
Axos Financial, Inc. (a)	7	355
B. Riley & Co., LLC (a)	2	90
Banc of California, Inc.	6	102
BancFirst Corporation (a)	3	207
BancorpSouth Bank	8	247
Bank of America Corporation	180	7,662
Bank of Hawaii Corporation	3	255
Bank of Marin Bancorp (a)	2	65
Bank of N.T. Butterfield & Son Limited (The) (a)	6	197
Bank OZK (a)	13	544
BankFinancial Corporation (a)	2	24
BankUnited, Inc.	9	359
Banner Corporation (a)	3	155
Bar Harbor Bankshares	1	37
Berkshire Hathaway Inc. - Class B (a)	42	11,395
Berkshire Hills Bancorp, Inc.	6	174
BGC Partners, Inc. - Class A (a)	34	179
BlackRock, Inc.	3	2,771
Blucora, Inc. (a)	4	67
BOK Financial Corporation (a)	4	395
Brighthouse Financial, Inc. (a)	7	331
Brightsphere Investment Group Inc.	4	116
Brookline Bancorp, Inc. (a)	7	110
Brown & Brown Inc.	15	849
Bryn Mawr Bank Corp. (a)	2	110
C&F Financial Corporation (a)	—	2
Cadence Bancorporation - Class A	10	226
Camden National Corp. (a)	2	91
Cannae Holdings, Inc. (a)	8	247
Capital City Bank Group Inc. (a)	1	25
Capital One Financial Corporation	20	3,238
Capitol Federal Financial (a)	13	155
Cathay General Bancorp (a)	7	278
Cboe Global Markets, Inc.	6	795
CBTX, Inc. (a)	1	33
Central Pacific Financial Corp.	4	95
Central Valley Community Bancorp (a)	—	5
Chubb Limited	10	1,807
Cincinnati Financial Corporation	6	703
CIT Group Inc.	7	338
Citigroup Inc.	51	3,559
Citizens & Northern Corp. (a)	1	19
Citizens Financial Group Inc.	17	810
Citizens Inc. - Class A (a)	4	23
City Holdings Co. (a)	1	103
CME Group Inc. - Class A (a)	7	1,260
CNA Financial Corp.	1	63
CNB Financial Corp. (a)	1	33
CNO Financial Group, Inc.	11	271
Codorus Valley Bancorp Inc. (a)	—	7
Cohen & Steers, Inc.	4	358
Columbia Banking System Inc. (a)	6	245
Columbia Financial, Inc. (a)	6	103
Comerica Inc.	9	759
Commerce Bancshares Inc. (a)	9	600
Community Bank System Inc.	4	250
Community Trust Bancorp Inc. (a)	2	87
ConnectOne Bancorp, Inc. (a)	6	165
Consumer Portfolio Services Inc. (a)	2	12
Cowen Inc. - Class A (a)	2	76
Crawford & Co. - Class B	1	13
Credit Acceptance Corp. (a)	2	890
Cullen/Frost Bankers Inc.	5	573
Customers Bancorp, Inc. (a)	3	142
CVB Financial Corp. (a)	11	229
Diamond Hill Investment Group, Inc. - Class A (a)	—	84
Dime Community Bancshares, Inc. (a)	4	143
Discover Financial Services	19	2,285
Donegal Group Inc. - Class A (a)	2	23
Donnelley Financial Solutions, Inc. (a)	5	186
Eagle Bancorp Inc. (a)	4	206
East West Bancorp, Inc.	11	879
eHealth, Inc. (a)	2	62
Employer Holdings Inc.	4	144
Encore Capital Group, Inc. (a)	4	201
Enova International, Inc. (a)	4	148
Enstar Group Limited (a)	1	297
Enterprise Financial Services Corp. (a)	3	133
Equitable Holdings, Inc.	34	995
Equity Bancshares, Inc. - Class A (a)	1	36
Erie Indemnity Company - Class A (a)	2	409
ESSA Bancorp, Inc. (a)	1	16
Essent Group Ltd.	10	454
Evercore Inc. - Class A	4	574
Everest Re Group, Ltd.	2	377
EZCORP, Inc. - Class A (a)	7	55
FactSet Research Systems Inc.	2	775
Farmers National Banc Corp. (a)	1	13
FB Financial Corporation	5	194
Federal Agricultural Mortgage Corporation - Class C	1	98
Federated Investors, Inc. - Class B	9	299
Fednat Holding Company (a)	2	4
Fidelity National Financial, Inc. - Class A	26	1,199
Fifth Third Bancorp (a)	28	1,204
Financial Institutions Inc. (a)	2	58
First American Financial Corporation	10	665
First Bancorp. (a)	4	152
First Bancorp.	22	288
First Bancshares Inc. (a)	1	30
First Busey Corporation (a)	4	96
First Business Financial Services, Inc. (a)	1	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
First Citizens BancShares, Inc. - Class A (a)	1	687
First Commonwealth Financial Corporation	8	116
First Community Bancshares, Inc. (a)	2	55
First Financial Bancorp. (a)	7	167
First Financial Bankshares, Inc. (a)	11	519
First Financial Corporation (a)	1	40
First Financial Northwest, Inc. (a)	1	16
First Foundation Inc. (a)	4	108
First Hawaiian, Inc. (a)	9	250
First Horizon National Corporation	46	756
First Interstate BancSystem, Inc. - Class A (a)	3	139
First Merchants Corporation (a)	5	218
First Mid Bancshares, Inc. (a)	2	68
First Midwest Bancorp, Inc. (a)	10	187
First Republic Bank	6	1,071
FirstCash, Inc. (a)	3	306
Flagstar Bancorp, Inc.	6	283
Flushing Financial Corp. (a)	3	79
FNB Corp.	30	352
Franklin Resources Inc.	20	592
Fulton Financial Corp. (a)	15	232
GAMCO Investors Inc. - Class A	1	32
GBLI Holdings, LLC - Class A (a)	1	27
Genworth Financial, Inc. - Class A (a)	49	183
German American Bancorp Inc. (a)	3	106
Glacier Bancorp, Inc. (a)	6	321
Globe Life Inc.	7	590
Great Southern Bancorp Inc. (a)	2	100
Great Western Bancorp Inc.	5	176
Green Dot Corporation - Class A (a)	3	175
Greenhill & Co. Inc.	3	37
Greenlight Capital Re, Ltd. - Class A (a)	3	24
Hallmark Financial Services, Inc. (a)	2	8
Hamilton Lane Inc. - Class A (a)	1	125
Hancock Whitney Co. (a)	6	267
Hanmi Financial Corp. (a)	3	70
Hanover Insurance Group Inc.	4	465
HarborOne Bancorp, Inc. (a)	8	108
HCI Group, Inc.	2	168
Heartland Financial USA, Inc. (a)	4	210
Hennessy Advisors Inc. (a) (b)	—	4
Heritage Commerce Corp. (a)	5	53
Heritage Financial Corporation (a)	4	107
Heritage Insurance Holdings, Inc.	3	18
Hilltop Holdings Inc.	10	339
Home BancShares, Inc. (a)	11	270
HomeStreet, Inc. (a)	3	118
HomeTrust Bancshares Inc. (a)	1	40
Hope Bancorp, Inc. (a)	13	182
Horace Mann Educators Corp.	4	150
Horizon Bancorp Inc. (a)	5	82
Houlihan Lokey Inc. - Class A	4	381
Huntington Bancshares Incorporated (a)	63	971
Independence Holding Co.	1	40
Independence Holdings, LLC	12	689
Independent Bank Corp. (a)	3	54
Independent Bank Corp. (a)	3	246
Independent Bank Group, Inc. (a)	4	297
Interactive Brokers Group, Inc. - Class A (a)	3	215
Intercontinental Exchange, Inc.	14	1,578
International Bancshares Corporation (a)	6	248
Invesco Ltd.	25	604
Investors Bancorp, Inc. (a)	21	312
James River Group, Inc. (a)	2	59
Janus Henderson Group PLC	14	598
Jefferies Financial Group Inc.	19	721
JPMorgan Chase & Co.	102	16,770
K.K.R. Co., Inc. - Class A	18	1,075
Kearny Financial Corp (a)	11	137
Kemper Corp.	6	431
KeyCorp	37	795
Kinsale Capital Group, Inc. (a)	1	238
Lakeland Bancorp Inc. (a)	7	129
Lakeland Financial Corp. (a)	2	125
Lazard Ltd - Class A	11	524
LendingClub Corporation (a)	15	412
LendingTree, Inc. (a)	—	62
Lincoln National Corporation	11	759
Live Oak Bancshares, Inc. (a)	6	377
Loews Corp.	10	546
LPL Financial Holdings Inc. (a)	8	1,188
M&T Bank Corporation	5	736
Macatawa Bank Corp. (a)	1	5
Maiden Holdings, Ltd. (a)	9	29
Manning & Napier, Inc. - Class A	1	10
Markel Corporation (a)	1	675
MarketAxess Holdings Inc. (a)	1	551
Marlin Business Services Inc. (a)	2	44
Marsh & McLennan Companies, Inc.	13	2,005
MBIA Inc. (a)	14	180
Mercantile Bank Corp. (a)	2	65
Merchants Bancorp, Inc. (a)	—	20
Mercury General Corp.	5	266
Meridian Bancorp, Inc. (a)	7	138
Meta Financial Group, Inc. (a)	5	277
MetLife, Inc.	17	1,071
MGIC Investment Corp.	26	384
Midland States Bancorp Inc. (a)	2	38
MidWestOne Financial Group Inc. (a)	1	23
Moelis & Company LLC - Class A	4	232
Moody's Corp.	5	1,777
Morgan Stanley	52	5,088
Morningstar Inc. (a)	3	722
Mr. Cooper Group Inc. (a)	7	279
MSCI Inc. - Class A	3	1,576
NASDAQ Inc. (a)	7	1,326
National Bank Holdings Corp. - Class A	3	124
National Bankshares Inc. (a)	—	2
National Western Life Group Inc. - Class A (a)	—	79
Navient Corporation (a)	19	376
NBT Bancorp Inc. (a)	5	163
Nelnet, Inc. - Class A	3	208
New York Community Bancorp Inc. - Series A	35	454
Nicholas Financial, Inc. (a)	1	7
Nicolet Bankshares, Inc. (a)	—	20
NMI Holdings Inc. - Class A (a)	7	161
Northern Trust Corp.	9	1,020
Northfield Bancorp Inc. (a)	5	90
Northrim BanCorp Inc. (a)	—	17
Northwest Bancshares Inc. (a)	12	161
OceanFirst Financial Corp. (a)	7	152
Ocwen Financial Corporation (a)	—	7
OFG Bancorp	6	157
Old National Bancorp (a)	14	241
Old Republic International Corp.	23	529
Old Second Bancorp Inc. (a)	1	9
Open Lending Corporation - Class A (a)	3	108
Oppenheimer Holdings Inc. - Class A	1	49
Origin Bancorp, Inc. (a)	1	35
Pacific Premier Bancorp, Inc. (a)	9	359
PacWest Bancorp (a)	7	337
Palomar Holdings, Inc. (a)	1	65
Park National Corp.	1	172
Peapack Gladstone Financial Corp. (a)	2	76
Penns Woods Bancorp Inc. (a)	—	8
Peoples Bancorp Inc. (a)	2	66
Peoples Financial Services Corp. (a)	—	10
People's United Financial Inc. (a)	33	580
Pinnacle Financial Partners, Inc. (a)	5	447
Piper Jaffray Cos.	2	249
PJT Partners Inc. - Class A	1	84
Popular Inc. (a)	9	685
Preferred Bank (a)	2	106
Premier Financial Corporation (a)	3	110
Primerica, Inc.	5	692
Principal Financial Group, Inc. (a)	12	744
ProAssurance Corporation	6	144
Progressive Corp.	20	1,782
Prosperity Bancshares Inc.	7	484
Provident Financial Holdings Inc. (a)	—	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Provident Financial Services, Inc.	7	159
Prudential Bancorp Inc of Pennsylvania (a)	—	4
Prudential Financial Inc.	13	1,320
Pzena Investment Management, Inc. - Class A	2	18
QCR Holdings, Inc. (a)	1	50
Radian Group Inc.	15	330
Raymond James Financial Inc.	12	1,113
Regional Management Corp.	2	104
Regions Financial Corporation	37	782
Reinsurance Group of America, Incorporated	4	435
RenaissanceRe Holdings Ltd	3	356
Renasant Corporation (a)	5	194
Republic Bancorp Inc. - Class A (a)	2	92
Republic First Bancorp Inc. (a)	2	7
RLI Corp.	3	252
S&P Global Inc.	7	3,142
S&T Bancorp Inc. (a)	4	114
Safety Insurance Group, Inc. (a)	2	129
Sandy Spring Bancorp Inc. (a)	5	214
Santander Consumer USA Holdings Inc.	23	942
Seacoast Banking Corp. of Florida (a)	4	128
SEI Investments Co. (a)	11	626
Selective Insurance Group Inc. (a)	4	338
ServisFirst Bancshares, Inc.	4	307
Sierra BanCorp (a)	1	36
Signature Bank	2	626
Simmons First National Corp. - Class A (a)	9	260
SiriusPoint Ltd (a)	12	107
SLM Corporation	40	708
South State Corp. (a)	5	379
Southside Bancshares, Inc. (a)	4	149
State Auto Financial Corp. (a)	7	368
State Street Corporation	13	1,128
Stepstone Group Inc. - Class A (a)	1	51
Sterling Bancorp	19	464
Sterling Bancorp, Inc. (a)	3	13
Stewart Information Services Corp.	3	159
Stifel Financial Corp.	10	672
Stock Yards Bancorp Inc. (a)	2	113
StoneX Group Inc. (a)	2	121
SVB Financial Group (a)	2	1,615
Synchrony Financial	27	1,326
Synovus Financial Corp.	15	675
T. Rowe Price Group, Inc. (a)	10	1,944
Territorial Bancorp Inc. (a)	1	28
Texas Capital Bancshares, Inc. (a)	5	295
TFS Financial Corporation (a)	11	202
The Allstate Corporation	22	2,757
The Bancorp, Inc. (a)	8	200
The Bank of New York Mellon Corporation	23	1,209
The Blackstone Group Inc. - Class A	15	1,773
The Charles Schwab Corporation	24	1,775
The First Bancorp, Inc. (a)	1	33
The First of Long Island Corporation (a)	2	48
The Goldman Sachs Group, Inc.	13	4,964
The Hartford Financial Services Group, Inc.	17	1,190
The PNC Financial Services Group, Inc.	10	2,013
The PRA Group, Inc. (a)	4	189
The Travelers Companies, Inc.	15	2,240
Tiptree Inc. (a)	3	30
Tompkins Financial Corp.	2	127
TowneBank (a)	7	208
Tradeweb Markets Inc. - Class A (a)	5	369
Trico Bancshares (a)	4	154
Tristate Capital Holdings, Inc. (a)	4	78
Triumph Bancorp, Inc. (a)	5	457
Truist Financial Corporation	33	1,941
Trupanion Inc. (a)	1	78
Trustco Bank Corp N Y (a)	2	72
Trustmark Corp. (a)	6	180
U.S. Bancorp	48	2,868
Ubiquiti Inc.	1	193
UMB Financial Corp. (a)	4	406
Umpqua Holdings Corp.	18	362
United Bankshares Inc. (a)	12	434
United Community Banks, Inc. (a)	8	260
United Fire Group Inc. (a)	3	69
United Insurance Holdings Corp. (a)	8	28
Universal Insurance Holdings, Inc.	6	78
Univest Financial Corporation (a)	3	83
Unum Group	15	387
Valley National Bancorp (a)	32	423
Veritex Holdings Inc. (a)	4	147
Virtu Financial Inc. - Class A (a)	9	208
Virtus Partners, Inc. (a)	1	249
Voya Financial, Inc.	8	518
W. R. Berkley Corporation	11	778
Walker & Dunlop, Inc.	3	375
Washington Federal Inc. (a)	7	239
Washington Trust Bancorp, Inc. (a)	2	109
Waterstone Financial, Inc. (a)	3	67
Webster Financial Corp.	7	407
Wells Fargo & Company	97	4,522
WesBanco Inc. (a)	6	195
West Bancorporation, Inc. (a)	2	54
Westamerica Bancorp (a)	3	158
Western Alliance Bancorp	9	930
Westwood Holdings Group Inc.	1	15
White Mountains Insurance Group Ltd	—	274
Willis Towers Watson Public Limited Company	4	947
Wintrust Financial Corporation	5	422
WisdomTree Investments, Inc. (a)	17	98
World Acceptance Corp. (a)	1	179
WSFS Financial Corp. (a)	4	203
Zions Bancorp	10	612
		209,442
Health Care 12.3%
10X Genomics, Inc. (a)	1	206
Abbott Laboratories	44	5,198
AbbVie Inc.	69	7,432
ABIOMED, Inc. (a)	1	471
Acadia Healthcare Company, Inc. (a)	8	533
ACADIA Pharmaceuticals Inc. (a)	5	87
Acceleron Pharma Inc. (a)	2	353
Accuray Incorporated (a)	6	22
Adaptive Biotechnologies Corporation (a)	4	120
Addus HomeCare Corporation (a)	1	89
Adverum Biotechnologies, Inc. (a)	10	22
Agilent Technologies, Inc.	8	1,245
Agios Pharmaceuticals, Inc. (a)	1	49
Akebia Therapeutics, Inc. (a)	12	33
Align Technology, Inc. (a)	1	997
Alkermes Public Limited Company (a)	9	279
Allakos Inc. (a)	—	42
Allscripts Healthcare Solutions, Inc. (a)	13	173
Alnylam Pharmaceuticals, Inc. (a)	1	281
Amedisys, Inc. (a)	2	329
AmerisourceBergen Corporation	7	784
Amgen Inc. (a)	21	4,419
AMN Healthcare Services, Inc. (a)	4	425
Amphastar Pharmaceuticals, Inc. (a)	4	80
Anaptysbio, Inc. (a)	2	54
AngioDynamics, Inc. (a)	4	116
ANI Pharmaceuticals, Inc. (a)	1	26
Anika Therapeutics, Inc. (a)	1	63
Anthem, Inc.	8	2,851
Apollo Medical Holdings, Inc. (a) (b)	1	83
Ardelyx, Inc. (a) (b)	1	1
Arena Pharmaceuticals, Inc. (a)	4	244
Arrowhead Pharmaceuticals Inc (a)	1	55
Arvinas Operations, Inc. (a)	1	55
Atara Biotherapeutics, Inc. (a)	4	74
AtriCure, Inc. (a)	2	120
Atrion Corporation (a)	—	114
Avanos Medical, Inc. (a)	5	142
Avantor, Inc. (a)	30	1,219
Axonics Modulation Technologies, Inc. (a)	1	89
Baxter International Inc.	22	1,803
Becton, Dickinson and Company	5	1,288

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Biogen Inc. (a)	5	1,497
Biohaven Pharmaceutical Holding Company Ltd. (a)	1	158
BioMarin Pharmaceutical Inc. (a)	7	548
Bio-Rad Laboratories, Inc. - Class A (a)	1	699
Bio-Techne Corporation (a)	1	573
Bluebird Bio, Inc. (a)	4	73
Blueprint Medicines Corporation (a)	1	92
Boston Scientific Corporation (a)	25	1,092
Bridgebio Pharma, Inc. (a)	2	90
Bristol-Myers Squibb Company	61	3,604
Brookdale Senior Living Inc. (a)	30	188
Bruker Corp. (a)	10	778
Cardinal Health, Inc.	22	1,100
Caredx, Inc. (a)	2	103
Catalent Inc. (a)	6	763
Centene Corporation (a)	22	1,372
Cerner Corp. (a)	16	1,158
Change Healthcare Inc. (a)	12	242
Charles River Laboratories International Inc. (a)	3	1,219
Chemed Corporation	1	558
Chimerix, Inc. (a)	5	32
Cigna Holding Company	12	2,484
Community Health Systems Inc. (a)	12	138
Computer Programs & Systems Inc. (a)	1	26
Concert Pharmaceuticals Inc. (a)	—	1
Conmed Corp. (a)	2	267
Cooper Cos. Inc.	2	665
Corcept Therapeutics Inc. (a)	9	174
Corvel Corp. (a)	1	237
Covetrus, Inc. (a)	8	140
CRISPR Therapeutics AG (a)	3	320
Cross Country Healthcare Inc. (a)	2	50
CryoLife Inc. (a)	3	62
Cumberland Pharmaceuticals Inc. (a)	1	2
CVS Health Corporation	49	4,164
Danaher Corporation	13	4,062
DaVita Inc. (a)	9	1,003
Denali Therapeutics Inc. (a)	5	241
Dentsply Sirona Inc.	7	413
DexCom Inc. (a)	1	765
Eagle Pharmaceuticals Inc. (a)	1	74
Editas Medicine, Inc. (a)	2	73
Edwards Lifesciences Corporation (a)	12	1,316
Elanco Animal Health (a)	19	610
Eli Lilly & Co.	27	6,148
Emergent BioSolutions Inc. (a)	4	204
Enanta Pharmaceuticals, Inc. (a)	2	90
Encompass Health Corporation	8	590
Endo International Public Limited Company (a)	23	76
Envista Holdings Corporation (a)	12	507
Enzo Biochem Inc. (a)	4	12
Evolent Health, Inc. - Class A (a)	6	185
Exact Sciences Corporation (a)	3	302
Exelixis, Inc. (a)	21	445
Fate Therapeutics, Inc. (a)	2	91
FibroGen, Inc. (a)	1	15
Five Star Senior Living Inc. (a)	—	—
G1 Therapeutics, Inc. (a) (b)	4	47
Gilead Sciences, Inc. (a)	35	2,429
Glaukos Corp. (a)	1	30
Global Blood Therapeutics, Inc. (a)	4	95
Globus Medical Inc. - Class A (a)	6	431
Guardant Health, Inc. (a)	4	468
Haemonetics Corp. (a)	3	246
Halozyme Therapeutics, Inc. (a)	5	201
Hanger, Inc. (a)	3	61
Harvard Bioscience Inc. (a)	2	11
HCA Healthcare, Inc.	7	1,609
Healthcare Services Group Inc. (a)	5	126
HealthEquity, Inc. (a)	5	305
Healthstream, Inc. (a)	2	61
Henry Schein Inc. (a)	7	526
Heron Therapeutics, Inc. (a)	2	23
Heska Corporation (a)	—	42
Hill-Rom Holdings Inc.	5	754
Hologic Inc. (a)	12	909
Horizon Therapeutics Public Limited Company (a)	10	1,092
Humana Inc.	4	1,708
ICU Medical, Inc. (a)	1	257
IDEXX Laboratories, Inc. (a)	3	2,014
Illumina, Inc. (a)	2	926
Incyte Corporation (a)	5	339
Innoviva, Inc. (a)	12	199
Inogen, Inc. (a)	1	52
Inovalon Holdings, Inc. - Class A (a)	4	164
Insulet Corporation (a)	1	325
Integer Holdings Corporation (a)	3	259
Integra LifeSciences Holdings Corp. (a)	5	352
Intellia Therapeutics, Inc. (a)	3	390
Intra-Cellular Therapies, Inc. (a)	4	150
Intuitive Surgical, Inc. (a)	2	1,802
Invacare Corp. (a)	4	18
Ionis Pharmaceuticals Inc. (a)	5	174
IQVIA Inc. (a)	8	1,937
iRhythm Technologies Inc. (a)	1	31
Ironwood Pharmaceuticals, Inc. - Class A (a)	9	119
Jazz Pharmaceuticals Public Limited Company (a)	4	493
Johnson & Johnson	77	12,502
Karuna Therapeutics, Inc. (a)	—	61
Kura Oncology, Inc. (a)	3	48
Laboratory Corporation of America Holdings (a)	7	1,997
Lannett Co. Inc. (a)	3	9
Lantheus Holdings Inc. (a)	5	127
LeMaitre Vascular Inc. (a)	2	85
Lensar, Inc. (a)	—	3
LHC Group, Inc. (a)	2	318
Ligand Pharmaceuticals Incorporated (a)	1	174
LivaNova PLC (a)	4	280
Lumos Pharma, Inc. (a)	—	2
MacroGenics Inc. (a)	3	66
Madrigal Pharmaceuticals Inc. (a)	—	39
Magellan Health Services Inc. (a)	3	316
Masimo Corp. (a)	2	607
McKesson Corporation	6	1,106
Mednax, Inc. (a)	7	193
Medpace Holdings, Inc. (a)	3	541
Medtronic Public Limited Company	23	2,912
Merck & Co., Inc.	75	5,630
Meridian Bioscience Inc. (a)	4	83
Merit Medical Systems Inc. (a)	4	255
Mettler-Toledo International Inc. (a)	1	1,304
Mirati Therapeutics, Inc. (a)	2	271
Moderna, Inc. (a)	10	3,721
ModivCare Inc. (a)	2	285
Molina Healthcare, Inc. (a)	4	1,126
Myriad Genetics, Inc. (a)	6	183
Natera, Inc. (a)	2	220
National Healthcare Corp.	2	137
National Research Corp. (a)	1	30
Natus Medical Inc. (a)	3	74
Nektar Therapeutics (a)	6	107
Neogen Corp. (a)	7	290
Neogenomics Laboratories, Inc. (a)	3	152
Neurocrine Biosciences, Inc. (a)	2	223
Nevro Corp. (a)	1	79
Nextgen Healthcare Inc. (a)	7	104
Novavax, Inc. (a)	2	345
Novocure Limited (a)	1	148
NuVasive Inc. (a)	4	227
Omnicell, Inc. (a)	2	361
OPKO Health, Inc. (a) (b)	34	126
Orasure Technologies, Inc. (a)	4	47
Organon & Co.	16	534
Orthofix Medical Inc. (a)	3	122
Otonomy, Inc. (a)	2	4
Owens & Minor Inc.	7	214
Pacira Biosciences, Inc. (a)	1	56
Patterson Cos. Inc. (a)	8	251
PDL BioPharma, Inc. (a) (d)	6	11
Penumbra, Inc. (a)	1	231

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
PerkinElmer Inc.	6	1,065
Perrigo Company Public Limited Company	9	418
PetIQ, Inc. - Class A (a) (b)	2	39
Pfizer Inc.	137	5,889
Phibro Animal Health Corporation - Class A (a)	2	34
Premier Healthcare Solutions, Inc. - Class A	9	359
Prestige Consumer Healthcare Inc. (a)	5	294
Prothena Corporation Public Limited Company (a)	4	302
Psychemedics Corp. (a)	1	4
Quest Diagnostics Incorporated	9	1,381
Quidel Corporation (a)	3	410
R1 RCM Inc. (a)	11	239
RadNet Inc. (a)	4	110
Regeneron Pharmaceuticals, Inc. (a)	3	1,609
Regenxbio Inc. (a)	3	144
Repligen Corporation (a)	2	506
ResMed Inc.	5	1,290
Rhythm Pharmaceuticals, Inc. (a)	1	7
Rocket Pharmaceuticals, Ltd. (a)	3	102
Sage Therapeutics Inc. (a)	1	58
Sangamo Therapeutics Inc. (a)	13	115
Sarepta Therapeutics, Inc. (a)	2	212
Seagen Inc. (a)	2	423
SeaSpine Holdings Corporation (a)	1	10
Select Medical Holdings Corporation	13	471
Shockwave Medical, Inc. (a)	1	117
Spectrum Pharmaceuticals, Inc. (a)	3	6
Springworks Therapeutics, Inc. (a)	1	66
Staar Surgical Co. (a)	1	132
Steris Limited	6	1,238
Stryker Corporation	6	1,537
Supernus Pharmaceuticals Inc. (a)	5	122
Surgalign Holdings, Inc. (a)	4	4
SurModics Inc. (a)	1	79
Symbion, Inc. (a)	3	142
Syneos Health, Inc. - Class A (a)	7	632
Tandem Diabetes Care Inc. (a)	2	193
Taro Pharmaceutical Industries Ltd (a)	3	189
Teladoc Health, Inc. (a)	4	476
Teleflex Incorporated	2	615
Tenet Healthcare Corporation (a)	6	418
The Ensign Group, Inc. (a)	5	405
The Pennant Group, Inc. (a)	3	76
Thermo Fisher Scientific Inc.	11	6,165
Travere Therapeutics, Inc. (a)	4	101
Triple-S Management Corp. - Class B (a)	2	76
Twist Bioscience Corporation (a)	1	58
U. S. Physical Therapy, Inc.	1	124
Ultragenyx Pharmaceutical Inc. (a)	3	229
United Therapeutics Corporation (a)	3	629
UnitedHealth Group Incorporated	28	11,033
Universal Health Services Inc. - Class B	6	813
Utah Medical Products Inc. (a)	—	19
Vanda Pharmaceuticals Inc. (a)	5	82
Varex Imaging Corporation (a)	6	169
Veeva Systems Inc. - Class A (a)	2	589
Veracyte, Inc. (a)	1	36
Vertex Pharmaceuticals Incorporated (a)	6	1,162
Viatris, Inc.	45	605
Waters Corp. (a)	3	1,178
West Pharmaceutical Services Inc.	2	1,011
Xencor, Inc. (a)	4	141
Zimmer Biomet Holdings, Inc.	6	882
Zoetis Inc. - Class A	15	2,915
Zogenix, Inc. (a)	4	63
		183,487
Consumer Discretionary 12.2%
1-800-Flowers.Com, Inc. - Class A (a)	4	108
Abercrombie & Fitch Co. - Class A (a)	9	348
Acushnet Holdings Corp.	4	173
Adient Public Limited Company (a)	6	232
Adtalem Global Education Inc. (a)	4	161
Advance Auto Parts, Inc.	4	935
Amazon.com, Inc. (a)	12	39,332
American Axle & Manufacturing Holdings, Inc. (a)	12	110
American Eagle Outfitters, Inc.	17	450
American Outdoor Brands, Inc. (a)	2	39
American Public Education, Inc. (a)	2	49
America's Car Mart, Inc. (a)	1	114
Aptiv PLC (a)	8	1,258
Aramark	15	507
Asbury Automotive Group, Inc. (a)	2	349
Autoliv, Inc.	8	664
AutoNation, Inc. (a)	8	975
AutoZone, Inc. (a)	1	1,017
Bally's Corporation (a)	1	67
Barnes & Noble Education, Inc. (a)	6	63
Bassett Furniture Industries, Incorporated (a)	—	9
Bath & Body Works Direct, Inc.	15	929
BBQ Holdings, Inc. (a)	1	9
Beazer Homes USA, Inc. (a)	7	117
Bed Bath & Beyond Inc. (a)	11	188
Best Buy Co., Inc.	17	1,827
Big 5 Sporting Goods Corporation (a) (b)	2	55
Big Lots, Inc.	4	180
BJ's Restaurants, Inc. (a)	2	79
Bloomin' Brands, Inc. (a)	5	124
Bluegreen Vacations Holding Corporation - Class A (a)	1	16
Boot Barn Holdings, Inc. (a)	2	185
BorgWarner Inc.	20	846
Boyd Gaming Corporation (a)	4	268
Bright Horizons Family Solutions Inc. (a)	3	364
Brinker International Inc. (a)	3	132
Brunswick Corp.	7	672
Buckle Inc.	3	132
Build-A-Bear Workshop Inc. (a)	2	35
Burlington Stores Inc. (a)	2	541
Caesars Entertainment, Inc. (a)	8	934
Caleres Inc.	5	107
Callaway Golf Co. (a)	6	164
Capri Holdings Limited (a)	11	520
CarMax Inc. (a)	9	1,215
Carnival Plc (a)	35	880
Carriage Services Inc.	2	93
Carrols Restaurant Group, Inc. (a)	5	19
Carter's Inc.	3	271
Carvana Co. - Class A (a)	1	258
Cato Corp. - Class A	2	38
Cavco Industries Inc. (a)	1	157
Century Communities Inc.	3	209
Cheesecake Factory Inc. (a)	2	100
Chegg, Inc. (a)	4	301
Chewy, Inc. - Class A (a)	3	172
Chico's FAS Inc. (a)	23	102
Childrens Place Retail Stores Inc. (a)	2	165
Chipotle Mexican Grill Inc. (a)	1	1,338
Choice Hotels International Inc.	3	442
Churchill Downs Inc. (a)	2	459
Chuy's Holdings Inc. (a)	2	58
Citi Trends, Inc. (a)	2	135
Columbia Sportswear Co. (a)	5	516
Conn's Inc. (a)	4	99
Container Store Group Inc. (a)	3	28
Cooper-Standard Holdings Inc. (a)	3	66
Copa Holdings, S.A. - Class A (a)	3	207
Cornerstone Building Brands, Inc. (a)	7	105
Cracker Barrel Old Country Store, Inc. (a)	2	260
Crocs Inc. (a)	5	726
Culp Inc.	2	20
D.R. Horton, Inc.	21	1,758
Dana Holding Corp.	13	281
Darden Restaurants Inc.	5	760
Dave & Buster's Entertainment Inc. (a)	4	159
Deckers Outdoor Corp. (a)	2	800
Del Taco Restaurants Inc. (a)	3	25
Denny's Corporation (a)	4	65
Designer Brands Inc. - Class A (a)	8	117
Dick's Sporting Goods Inc.	6	755

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Dillard's Inc. - Class A	2	351
Dollar Tree Inc. (a)	13	1,243
Domino's Pizza, Inc.	1	648
Dorman Products Inc. (a)	2	216
eBay Inc. (a)	31	2,130
El Pollo Loco Holdings Inc. (a)	2	29
Escalade Inc. (a)	1	17
Ethan Allen Interiors Inc.	3	80
ETSY, Inc. (a)	5	1,133
Fiesta Restaurant Group, Inc. (a)	3	31
Five Below, Inc. (a)	4	642
Flexsteel Industries Inc. (a)	1	23
Floor & Decor Holdings Inc. - Class A (a)	7	839
Foot Locker, Inc.	11	502
Ford Motor Company (a)	93	1,310
Fossil Group, Inc. (a)	5	62
Fox Factory Holding Corp. (a)	4	550
Frontdoor, Inc. (a)	6	236
Funko Inc. - Class A (a)	3	57
Gap Inc.	26	594
Garmin Ltd. (a)	8	1,203
General Motors Company (a)	76	3,996
Genesco Inc. (a)	3	177
Gentex Corp. (a)	18	581
Gentherm Incorporated (a)	3	203
Genuine Parts Co.	7	878
G-III Apparel Group, Ltd. (a)	8	213
Gopro Inc. - Class A (a)	8	74
Graham Holdings Co. - Class B	—	240
Grand Canyon Education, Inc. (a)	4	366
Green Brick Partners Inc. (a)	3	54
Group 1 Automotive Inc.	2	350
Guess Inc.	8	164
H & R Block, Inc.	11	287
Hamilton Beach Brands Holding Company - Class A	1	16
Hanesbrands Inc.	36	620
Harley-Davidson, Inc.	13	485
Hasbro, Inc. (a)	7	660
Haverty Furniture Cos. Inc.	2	53
Helen of Troy Ltd (a)	2	473
Hibbett Sports Inc. (a)	2	132
Hilton Grand Vacations Inc. (a)	4	212
Hilton Worldwide Holdings Inc. (a)	8	1,116
Hooker Furniture Corp. (a)	1	36
Horizon Global Corporation (a)	2	12
Houghton Mifflin Harcourt Company (a)	14	192
Hyatt Hotels Corp. - Class A (a)	4	293
Installed Building Products, Inc.	2	228
International Game Technology PLC	11	282
iRobot Corp. (a)	2	170
Jack in the Box Inc. (a)	1	133
Johnson Outdoors Inc. - Class A (a)	1	102
KB Home	7	279
Kohl's Corporation	14	650
Kontoor Brands, Inc.	3	171
Lakeland Industries Inc. (a)	—	3
Lands' End, Inc. (a)	1	35
Las Vegas Sands Corp. (a)	8	285
Laureate Education Inc. - Class A (a)	7	112
La-Z-Boy Inc.	3	85
LCI Industries	2	315
Lear Corporation	5	748
Leggett & Platt Inc.	12	539
Lennar Corporation - Class A	12	1,166
Lennar Corporation - Class B	1	82
Levi Strauss & Co. - Class A	4	97
LGI Homes, Inc. (a)	2	309
Lifetime Brands, Inc. (a)	1	20
Lindblad Expeditions Holdings Inc. (a)	3	42
Liquidity Services, Inc. (a)	4	88
Lithia Motors Inc. - Class A	2	715
LKQ Corporation (a)	14	729
Lowe`s Companies, Inc.	22	4,501
Lululemon Athletica Inc. (a)	4	1,584
Lumber Liquidators, Inc. (a)	1	19
M/I Homes, Inc. (a)	2	127
Macy's, Inc.	35	781
Malibu Boats, Inc. - Class A (a)	2	114
Marine Products Corp.	2	22
MarineMax Inc. (a)	3	137
Marriott International, Inc. - Class A (a)	10	1,410
Marriott Vacations Worldwide Corporation	3	488
Mattel, Inc. (a)	22	416
McDonald's Corporation	18	4,261
MDC Holdings Inc.	5	234
Medifast, Inc.	—	97
Meritage Homes Corporation (a)	4	435
MGM Resorts International	18	767
Modine Manufacturing Co. (a)	4	50
Mohawk Industries Inc. (a)	3	473
Monarch Casino & Resort Inc. (a)	1	47
Monro Inc. (a)	3	161
Motorcar Parts of America Inc. (a)	2	38
Movado Group Inc.	1	35
Murphy USA Inc.	4	614
Nathan's Famous Inc. (a)	1	37
National Vision Holdings, Inc. (a)	3	164
Nautilus, Inc. (a)	3	31
Newell Brands Inc.	33	720
NIKE, Inc. - Class B	48	7,030
Nordstrom Inc. (a)	4	115
Norwegian Cruise Line Holdings Ltd. (a)	21	558
NVR, Inc. (a)	—	1,036
Obh Inc. - Class A (a)	—	9
Obh Inc. - Class B (a)	—	19
Office Depot, Inc. (a)	6	224
Ollie's Bargain Outlet Holdings Inc. (a) (b)	5	302
O'Reilly Automotive, Inc. (a)	3	1,606
Oxford Industries Inc.	1	130
Papa John's International Inc. (a)	2	269
Peloton Interactive, Inc. - Class A (a)	5	456
Penn National Gaming Inc. (a)	6	468
Penske Automotive Group, Inc.	8	764
Perdoceo Education Corporation (a)	9	96
PetMed Express Inc. (a) (b)	2	62
Planet Fitness, Inc. - Class A (a)	5	395
Playa Hotels & Resorts N.V. (a)	4	34
Polaris Industries Inc.	4	511
Pool Corporation (a)	2	689
Potbelly Corporation (a)	2	14
PROG Holdings, Inc.	6	241
Pulte Homes Inc.	22	1,026
PVH Corp. (a)	5	492
Quotient Technology Inc. (a)	7	43
Qurate Retail, Inc. - Series A (a)	37	374
Ralph Lauren Corp. - Class A	4	422
Red Robin Gourmet Burgers, Inc. (a)	1	34
Red Rock Resorts, Inc. - Class A (a)	6	290
Regis Corp. (a)	4	14
Rent-A-Center, Inc. (a)	6	313
Revolve Group - Class A (a)	1	71
RH (a)	1	808
Rocky Brands Inc. (a)	1	29
Ross Stores Inc. (a)	14	1,491
Royal Caribbean Cruises Ltd.	8	721
Ruth's Hospitality Group Inc. (a)	5	99
Sally Beauty Holdings, Inc. (a)	6	97
Scientific Games Corporation (a)	6	504
Seaworld Entertainment, Inc. (a)	6	322
Service Corp. International	15	905
Shake Shack Inc. - Class A (a)	3	197
Shoe Carnival Inc. (a)	3	113
Shutterstock Inc.	2	275
Signet Jewelers Limited	9	687
Skechers U.S.A. Inc. - Class A (a)	9	398
Skyline Corp. (a)	3	190
Sleep Number Corporation (a)	1	132
Smith & Wesson Brands, Inc. (a)	6	132
Sonic Automotive, Inc. - Class A	3	162

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Sonos, Inc. (a)	6	183
Sportsman's Warehouse Holdings, Inc. (a)	3	55
Stamps.com Inc. (a)	1	267
Standard Motor Products Inc.	2	105
Starbucks Corporation (a)	27	3,030
Steven Madden Ltd. (a)	6	255
Stitch Fix, Inc. - Class A (a)	1	35
Stoneridge, Inc. (a)	3	63
Strategic Education, Inc. (a)	1	97
Strattec Security Corp. (a)	—	9
Stride, Inc. (a)	5	164
Superior Industries International Inc. (a)	2	13
Superior Uniform Group Inc. (a)	1	23
Tapestry Inc.	21	768
Taylor Morrison Home II Corporation - Class A (a)	11	296
Tempur Sealy International, Inc.	13	621
Tenneco Inc. - Class A (a)	8	111
Terminix Global Hldgs Inc. (a)	9	387
Tesla Inc. (a)	9	7,001
Texas Roadhouse Inc. - Class A (a)	5	437
The Aaron's Company, Inc.	3	79
The Goodyear Tire & Rubber Company (a)	25	439
The Home Depot, Inc.	28	9,167
The Wendy's Company	18	398
Thor Industries Inc.	4	494
Tilly's Inc. - Class A (a)	1	15
TJX Cos. Inc.	32	2,128
Toll Brothers Inc.	8	437
TopBuild Corp. (a)	4	729
Tractor Supply Co. (a)	6	1,246
TRI Pointe Homes, Inc. (a)	8	161
Tupperware Brands Corp. (a)	4	82
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3	965
Under Armour Inc. - Class A (a)	11	225
Under Armour Inc. - Class C (a)	9	154
Unifi Inc. (a)	2	47
Universal Electronics Inc. (a)	1	41
Universal Technical Institute Inc. (a)	2	11
Urban Outfitters Inc. (a)	7	215
Vail Resorts, Inc.	2	549
Veoneer, Inc. (a) (b)	6	216
Vera Bradley, Inc. (a)	3	29
VF Corp.	12	780
Victoria's Secret & Co. (a)	5	271
Vista Outdoor Inc. (a)	6	245
Visteon Corporation (a)	2	192
VOXX International Corporation - Class A (a)	2	22
Wayfair Inc. - Class A (a) (b)	2	559
Weyco Group Inc. (a)	1	21
Whirlpool Corporation	5	1,090
Williams-Sonoma Inc.	7	1,302
Wingstop Inc. (a)	1	245
Winmark Corp. (a)	—	53
Winnebago Industries Inc.	2	158
Wolverine World Wide, Inc.	3	85
WW International, Inc. (a)	3	50
Wyndham Destinations, Inc.	7	357
Wyndham Hotels & Resorts, Inc.	4	342
Wynn Resorts Ltd. (a)	3	264
YETI Holdings, Inc. (a)	4	311
Yum! Brands, Inc.	8	976
Zovio Inc. (a)	4	10
Zumiez Inc. (a)	2	89
		182,008
Industrials 12.1%
3M Company	24	4,231
AAON, Inc. (a)	3	196
AAR Corp. (a)	4	142
ABM Industries Incorporated	5	210
Acacia Research Corporation (a)	2	12
ACCO Brands Corporation	11	99
Acuity Brands, Inc.	3	543
ADT, Inc.	30	243
Advanced Drainage Systems, Inc.	7	722
AECOM (a)	11	675
Aerojet Rocketdyne Holdings, Inc. (a)	6	253
AeroVironment, Inc. (a)	1	119
AGCO Corporation	6	752
Air Lease Corporation - Class A	14	532
Air Transport Services Group, Inc. (a)	7	180
Alamo Group Inc.	1	113
Alaska Air Group, Inc.	9	510
Albany International Corp. - Class A	2	157
Allegiant Travel Company (a)	1	111
Allegion Public Limited Company	6	794
Allied Motion Technologies Inc. (a)	2	58
Allison Systems, Inc.	11	401
AMERCO (a)	2	1,145
Ameresco, Inc. - Class A (a)	1	67
American Airlines Group Inc. (a)	29	589
American Woodmark Corporation (a)	1	78
AMETEK, Inc.	9	1,096
AO Smith Corp.	10	608
APi Group Corporation (a)	14	285
Apogee Enterprises, Inc. (a)	4	132
Applied Industrial Technologies, Inc.	3	261
Arcbest Corporation (a)	3	227
Arcosa, Inc.	4	192
Argan, Inc.	2	72
Armstrong Flooring, Inc. (a)	3	9
Armstrong World Industries, Inc.	3	309
ASGN Incorporated (a)	5	556
Astec Industries, Inc. (a)	2	90
Astronics Corporation (a)	2	31
Astronics Corporation - Class B (a)	1	21
Atkore International Group Inc. (a)	4	381
Atlas Air Worldwide Holdings, Inc. (a)	3	231
Avis Budget Group, Inc. (a)	5	558
Axone Intelligence Inc. (a)	3	461
AZZ Inc.	3	138
Barnes Group Inc.	5	191
Barrett Business Services, Inc. (a)	1	89
Beacon Roofing Supply, Inc. (a)	7	345
Boise Cascade Company	5	245
Brady Corp. - Class A	4	209
Brink's Co.	3	177
Builders FirstSource, Inc. (a)	14	750
BWXT Government Group, Inc.	7	370
C.H. Robinson Worldwide, Inc. (a)	8	691
CAI International Inc.	1	52
Carlisle Cos. Inc.	5	920
Carrier Global Corporation	40	2,069
Casella Waste Systems Inc. - Class A (a)	3	220
Caterpillar Inc.	16	3,114
CBIZ Inc. (a)	5	156
Ceco Environmental Corp. (a)	3	22
Chart Industries, Inc. (a)	3	589
Cimpress Public Limited Company (a)	2	155
Cintas Corp. (a)	5	1,805
CIRCOR International, Inc. (a)	2	53
Civeo Corporation (a)	1	15
Clarivate PLC (a)	10	212
Clean Harbors Inc. (a)	5	537
Colfax Corp. (a)	10	459
Columbus Mckinnon Corp. (a)	2	116
Comfort Systems USA Inc.	3	189
Commercial Vehicle Group Inc. (a)	5	43
Construction Partners, Inc. - Class A (a)	3	115
Copart Inc. (a)	9	1,241
Costamare Inc.	8	124
CoStar Group, Inc. (a)	8	692
Covanta Holding Corporation	11	231
Covenant Transportation Group, Inc. - Class A (a)	2	62
CRA International, Inc. (a)	1	106
Crane Co.	5	437
CSW Industrials Inc. (a)	2	259
CSX Corp. (a)	76	2,254
Cummins Inc.	8	1,897
Curtiss-Wright Corp.	4	556

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Deere & Company	13	4,329
Delta Air Lines, Inc. (a)	11	463
Deluxe Corp.	5	168
Donaldson Co. Inc.	11	623
Douglas Dynamics, Inc.	3	102
Dover Corporation	7	1,030
Ducommun Inc. (a)	1	65
DXP Enterprises Inc. (a)	2	53
Dycom Industries, Inc. (a)	3	212
Eagle Bulk Shipping Inc. (a) (b)	—	17
Eaton Corporation Public Limited Company	11	1,644
Echo Global Logistics, Inc. (a)	3	155
EMCOR Group, Inc.	6	684
Emerson Electric Co.	16	1,554
Encore Wire Corp. (a)	2	203
Enerpac Tool Group Corp. - Class A	5	101
EnerSys	3	241
Eneti Inc.	1	17
Ennis Inc.	3	61
EnPro Industries, Inc.	2	186
Equifax Inc.	5	1,169
ESCO Technologies Inc.	2	150
Evoqua Water Technologies Corp. (a)	6	212
ExOne Co. (a)	1	31
Expeditors International of Washington Inc. (a)	12	1,375
Exponent, Inc. (a)	3	355
Fastenal Co. (a)	27	1,395
Federal Signal Corporation	4	143
FedEx Corporation	11	2,348
Flowserve Corporation	9	309
Fluor Corp. (a)	8	123
Forrester Research Inc. (a)	2	83
Fortive Corporation	12	859
Fortune Brands Home & Security, Inc.	11	1,022
Forward Air Corp. (a)	2	199
Franklin Covey Co. (a)	1	45
Franklin Electric Co. Inc. (a)	4	284
FreightCar America Inc. (a) (b)	1	5
FTI Consulting Inc. (a)	3	400
FuelCell Energy, Inc. (a) (b)	13	84
Gates Industrial Corporation PLC (a)	3	41
GATX Corporation	3	254
Genco Shipping & Trading Limited	1	15
Gencor Industries Inc. (a)	1	6
Generac Holdings Inc. (a)	3	1,040
General Dynamics Corporation	7	1,453
General Electric Company	19	1,971
Gibraltar Industries Inc. (a)	2	112
Global Industrial Company	3	121
GMS Inc. (a)	4	188
Gorman-Rupp Co.	2	87
GP Strategies Corporation (a)	2	41
Graco Inc.	11	769
GrafTech International Ltd.	12	126
Graham Corp.	—	5
Granite Construction Incorporated	5	207
Great Lakes Dredge & Dock Corp. (a)	7	111
Greenbrier Cos. Inc.	3	125
Griffon Corporation	5	117
Gxo Logistics Inc. (a)	8	661
H&E Equipment Services, Inc. (a)	3	121
Harsco Corporation (a)	8	131
Hawaiian Holdings, Inc. (a)	5	114
Heartland Express Inc. (a)	9	151
HEICO Corp.	2	309
HEICO Corp. - Class A	4	438
Heidrick & Struggles International Inc. (a)	2	97
Helios Technologies, Inc. (a)	2	178
Herc Holdings Inc.	4	595
Heritage-Crystal Clean, LLC (a)	1	29
Herman Miller Inc. (a)	8	305
Hexcel Corp. (a)	8	475
Hill International Inc. (a)	4	8
Hillenbrand Inc.	5	233
HNI Corp.	4	143
Honeywell International Inc. (a)	18	3,867
Howmet Aerospace Inc.	17	522
HUB Group Inc. - Class A (a)	3	212
Hubbell Inc.	5	927
Hudson Global, Inc. (a)	—	1
Huntington Ingalls Industries Inc.	4	706
Hurco Cos. Inc. (a)	—	10
Huron Consulting Group Inc. (a)	2	117
Hyster-Yale Materials Handling Inc. - Class A	1	56
IAA Spinco Inc. (a)	9	506
ICF International, Inc. (a)	2	183
IDEX Corporation	3	641
IES Holdings, Inc. (a)	2	95
IHS Markit Ltd.	9	992
Illinois Tool Works Inc.	10	1,997
Ingersoll Rand Inc. (a)	17	844
Insperity, Inc.	2	243
Insteel Industries, Inc.	2	79
Interface Inc. - Class A (a)	8	126
ITT Industries Holdings, Inc.	7	605
Jacobs Engineering Group Inc.	5	643
JB Hunt Transport Services Inc. (a)	7	1,205
JELD-WEN Holding, Inc. (a)	9	213
JetBlue Airways Corporation (a)	28	421
John Bean Technologies Corp.	2	330
Johnson Controls International Public Limited Company	16	1,061
Kadant Inc.	1	214
Kaman Corp.	3	101
Kansas City Southern	4	1,176
KAR Auction Services, Inc. (a)	12	194
Kelly Services Inc. - Class A (a)	4	67
Kennametal Inc.	8	276
Kforce Inc. (a)	3	160
Kimball International Inc. - Class B (a)	4	48
Kirby Corp. (a)	5	220
Knight-Swift Transportation Holdings Inc. - Class A	13	687
Korn Ferry	5	377
Kratos Defense & Security Solutions, Inc. (a)	8	168
L3Harris Technologies, Inc.	5	1,110
Landstar System Inc. (a)	3	527
Lawson Products Inc. (a)	—	23
LB Foster Co. (a)	1	15
Lennox International Inc.	2	681
Lincoln Electric Holdings Inc. (a)	4	560
Lindsay Corp.	1	119
Lockheed Martin Corporation	9	3,180
LSI Industries Inc. (a)	1	9
Lydall Inc. (a)	2	113
Macquarie Infrastructure Corporation (a)	5	201
Manitowoc Co. Inc. (a)	4	77
ManpowerGroup Inc.	5	595
Marten Transport Ltd. (a)	11	168
Masco Corporation	10	532
Masonite International Corporation (a)	2	255
MasTec Inc. (a)	8	688
Matson Intermodal - Paragon, Inc.	5	396
Matthews International Corp. - Class A (a)	3	118
Maxar Technologies Inc.	5	145
McGrath RentCorp (a)	2	152
Mercury Systems Inc. (a)	3	144
Meritor, Inc. (a)	9	182
Middleby Corp. (a)	4	659
Miller Industries Inc.	1	43
Mistras Group, Inc. (a)	3	26
Moog Inc. - Class A	3	208
MRC Global Inc. (a)	10	70
MSA Safety Inc.	2	289
MSC Industrial Direct Co. - Class A	4	323
Mueller Industries Inc.	5	222
Mueller Water Products Inc. - Class A	10	157
MYR Group Inc. (a)	2	157
National Presto Industries Inc.	1	51
Nielsen Holdings plc	31	596
NL Industries Inc.	1	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
NN Inc. (a)	3	15
Nordson Corp. (a)	3	611
Norfolk Southern Corporation	8	1,828
Northrop Grumman Systems Corp.	6	2,066
Northwest Pipe Co. (a)	1	24
Now, Inc. (a)	13	101
NV5 Global, Inc. (a)	1	135
Nvent Electric Public Limited Company	13	412
Old Dominion Freight Line Inc. (a)	5	1,489
Orion Group Holdings, Inc. (a)	2	9
Oshkosh Corp.	6	647
Otis Worldwide Corporation	13	1,055
Owens Corning Inc.	9	727
PACCAR Inc.	19	1,500
PAM Transportation Services Inc. (a)	1	27
Parker-Hannifin Corporation	6	1,795
Park-Ohio Holdings Corp. (a)	1	33
Parsons Corporation (a)	6	196
Patrick Industries, Inc. (a)	3	216
Pentair Public Limited Company	13	913
PGT Innovations, Inc. (a)	6	110
Pitney Bowes Inc.	16	112
Plug Power Inc. (a)	9	240
Powell Industries Inc. (a)	1	26
Preformed Line Products Co. (a)	—	12
Primoris Services Corporation (a)	6	139
Proto Labs Inc. (a)	2	118
Quad/Graphics Inc. - Class A (a)	4	19
Quanex Building Products Corp.	4	77
Quanta Services, Inc.	12	1,311
Radiant Logistics, Inc. (a)	3	22
Raven Industries Inc. (a)	2	140
Raytheon BBN Technologies Corp.	37	3,163
RBC Bearings Incorporated (a)	1	304
Regal-Beloit Corp.	3	441
Republic Services Inc.	12	1,478
Resideo Technologies, Inc. (a)	13	324
Resources Connection, Inc. (a)	4	69
REV Group Inc.	7	112
Rexnord Corporation	12	762
Robert Half International Inc.	10	1,006
Rockwell Automation Inc.	5	1,379
Rollins Inc.	14	480
Roper Technologies, Inc.	3	1,203
Rush Enterprises Inc. - Class A (a)	3	152
Ryder System, Inc.	6	504
Saia, Inc. (a)	3	627
Schneider National, Inc. - Class B	3	78
Sensata Technologies Holding PLC (a)	12	654
Shyft Group, Inc. (a)	3	108
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	3	327
SiteOne Landscape Supply, Inc. (a)	2	496
SkyWest Inc. (a)	5	244
Snap-On Inc.	4	865
Southwest Airlines Co. (a)	20	1,014
SP Plus Corporation (a)	2	64
Spirit Aerosystems Holdings Inc. - Class A	7	316
Spirit Airlines, Inc. (a)	9	236
SPX Corp. (a)	4	227
SPX Flow, Inc.	4	292
Standex International Corp.	1	101
Stanley Black & Decker, Inc.	6	1,107
Steelcase Inc. - Class A	9	117
Stericycle Inc. (a)	6	422
Sterling Construction Co. Inc. (a)	3	62
SunRun Inc. (a)	15	659
Team, Inc. (a)	3	9
Teledyne Technologies Inc. (a)	2	828
Tennant Co.	2	122
Terex Corp.	5	221
Tetra Tech, Inc. (a)	4	609
Textainer Group Holdings Limited (a)	5	179
Textron Inc.	12	857
The Boeing Company (a)	13	2,788
Thermon Group Holdings, Inc. (a)	3	46
Timken Co.	8	506
Titan International, Inc. (a)	6	44
Titan Machinery Inc. (a)	1	33
Toro Co.	7	639
TPI Composites, Inc. (a)	2	64
Trane Technologies Public Limited Company	8	1,299
TransDigm Group Inc. (a)	2	1,091
TransUnion	8	856
Trex Company, Inc. (a)	8	777
TriMas Corp. (a)	5	148
TriNet Group Inc. (a)	6	531
Trinity Industries Inc.	9	232
Triton Container International Limited	7	374
TrueBlue, Inc. (a)	6	157
Tutor Perini Corp. (a)	8	100
Twin Disc Inc. (a)	1	13
Uber Technologies, Inc. (a)	11	507
UFP Industries, Inc. (a)	5	331
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	210
Union Pacific Corporation	27	5,351
United Airlines Holdings, Inc. (a)	10	497
United Parcel Service Inc. - Class B	22	3,982
United Rentals Inc. (a)	6	2,011
Univar Solutions Inc. (a)	14	328
Universal Logistics Holdings, Inc. (a)	2	46
US Ecology Parent, Inc. (a)	3	90
USA Truck Inc. (a)	1	17
Valmont Industries Inc.	2	392
Vectrus, Inc. (a)	1	64
Verisk Analytics, Inc. (a)	7	1,460
Veritiv Corp. (a)	2	150
Viad Corp (a)	2	98
Vicor Corp. (a)	1	188
Vidler Water Resources, Inc. (a)	3	38
VSE Corp. (a)	1	58
W. W. Grainger, Inc.	2	948
Wabash National Corp.	7	112
Wabtec Corp.	7	625
Waste Management, Inc.	14	2,061
Watsco Inc.	2	593
Watts Water Technologies Inc. - Class A	2	362
Welbilt Inc. (a)	9	211
Werner Enterprises Inc. (a)	7	317
WESCO International, Inc. (a)	6	659
Willdan Group, Inc. (a)	1	35
WillScot Mobile Mini Holdings Corp. - Class A (a)	21	680
Woodward Governor Co. (a)	4	498
XPO Logistics, Inc. (a)	8	671
Xylem Inc.	6	754
Yellow Corp. (a)	4	21
		179,127
Communication Services 8.9%
Activision Blizzard, Inc. (a)	19	1,442
Alphabet Inc. - Class A (a)	7	19,688
Alphabet Inc. - Class C (a)	7	19,081
Altice USA, Inc. - Class A (a)	13	278
AMC Networks, Inc. - Class A (a)	4	202
ANGI Homeservices Inc. - Class A (a)	7	91
Anterix Inc. (a)	1	91
AT&T Inc. (a)	260	7,022
ATN International Limited (a)	3	121
Audacy, Inc. - Class A (a)	15	56
Autohome Inc. - Class A (a)	4	163
Bandwidth Inc. - Class A (a)	1	69
Booking Holdings Inc. (a)	—	938
Cable One, Inc.	—	705
Cargurus Inc. - Class A (a)	3	96
Cars.com Inc. (a)	9	115
Charter Communications, Inc. - Class A (a)	4	3,193
Cinemark Holdings, Inc. (a)	9	179
Cogent Communications Group, Inc. (a)	3	238
Comcast Corporation - Class A (a)	147	8,248

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
comScore, Inc. (a)	7	26
Consolidated Communications Holdings Inc. (a)	13	121
DallasNews Corporation - Series A (a)	1	5
DHI Group, Inc. (a)	—	1
Discovery, Inc. - Series A (a)	7	183
Discovery, Inc. - Series C (a)	20	496
Dish Network Corporation - Class A (a)	16	683
Electronic Arts Inc.	7	1,028
Emerald Holding, Inc. (a)	3	13
Entravision Communications Corporation - Class A	6	39
EW Scripps Co. - Class A (a)	8	140
Expedia Group, Inc. (a)	2	299
Facebook, Inc. - Class A (a)	60	20,321
Fox Corporation - Class A (a)	15	585
Fox Corporation - Class B (a)	11	414
Gannett Media Corp. (a)	17	113
Gray Television, Inc.	11	261
IDT Corp. - Class B (a)	3	117
iHeartMedia, Inc. - Class A (a)	8	210
IMAX Corporation (a)	6	119
Interpublic Group of Cos. Inc.	30	1,085
Iridium Communications Inc. (a)	11	426
John Wiley & Sons Inc. - Class A	4	185
John Wiley & Sons Inc. - Class B	—	5
Liberty Braves Group - Series A (a)	—	10
Liberty Braves Group - Series C (a)	3	75
Liberty Broadband Corp. - Series A (a)	1	204
Liberty Broadband Corp. - Series C (a)	7	1,132
Liberty Latin America Ltd. - Class C (a)	13	166
Liberty Media Corporation - Series A (a)	1	42
Liberty Media Corporation - Series C (a)	14	737
Liberty SiriusXM Group - Series A (a)	4	176
Liberty SiriusXM Group - Series C (a)	10	497
Lions Gate Entertainment Corp. - Class A (a)	5	64
Lions Gate Entertainment Corp. - Class B (a)	8	110
Live Nation Entertainment, Inc. (a)	9	795
Loral Spacecom Corporation (a) (b)	1	37
Lumen Technologies Inc.	98	1,210
Lyft, Inc. - Class A (a)	6	347
Madison Square Garden Entertainment Corp. - Class A (a)	2	161
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a)	3	60
Match Group Holdings II, LLC (a)	7	1,136
Meredith Corporation (a)	4	212
National CineMedia, Inc. (a)	5	20
Netflix, Inc. (a)	10	6,110
New York Times Co. - Class A	12	576
News Corporation - Class A (a)	15	354
News Corporation - Class B (a)	11	252
Nexstar Media Group, Inc. - Class A (a)	5	749
Omnicom Group Inc.	16	1,161
Pinterest, Inc. - Class A (a)	6	306
QuinStreet, Inc. (a)	2	41
Reading International Inc. - Class A (a)	2	9
Roku Inc. - Class A (a)	1	334
Scholastic Corp. (a)	3	125
Shenandoah Telecommunications Company (a)	3	88
Sirius XM Holdings Inc. (a) (b)	53	324
Snap Inc. - Class A (a)	8	623
Spok Holdings, Inc. (a)	2	21
Take-Two Interactive Software Inc. (a)	4	670
TechTarget, Inc. (a)	1	115
TEGNA Inc.	23	451
Telephone & Data Systems Inc.	9	183
T-Mobile USA, Inc. (a)	29	3,730
Townsquare Media Inc. - Class A (a)	2	21
Travelzoo (a)	1	12
TripAdvisor Inc. (a)	7	230
Truecar, Inc. (a)	12	51
Twitter, Inc. (a)	12	751
US Cellular Corp. (a)	2	76
Verizon Communications Inc.	208	11,229
ViacomCBS Inc. - Class A (a)	1	42
ViacomCBS Inc. - Class B (a)	25	982
Vonage Holdings Corp. (a)	11	174
Walt Disney Co.	31	5,214
Warner Music Group Corp. - Class A (a)	2	79
World Wrestling Entertainment, Inc. - Class A	3	150
Yelp Inc. (a)	5	179
Zedge, Inc. - Class B (a)	1	9
Zillow Group, Inc. - Class A (a)	2	201
Zillow Group, Inc. - Class C (a)	5	430
Zynga Inc. - Class A (a)	68	510
		132,644
Consumer Staples 6.1%
Alico, Inc. (a)	1	28
Altria Group, Inc.	57	2,613
Archer-Daniels-Midland Company	22	1,320
B&G Foods, Inc. (b)	7	219
BJ's Wholesale Club Holdings, Inc. (a)	7	390
Boston Beer Co. Inc. - Class A (a)	1	282
Brown-Forman Corp. - Class A	3	197
Brown-Forman Corp. - Class B	13	861
Bunge Limited	12	993
Calavo Growers Inc. (a)	2	63
Cal-Maine Foods Inc. (a)	5	163
Campbell Soup Company	21	877
Casey's General Stores Inc. (a)	3	645
Central Garden & Pet Co. (a)	1	55
Central Garden & Pet Co. - Class A (a)	4	174
Church & Dwight Co. Inc.	10	820
Coca-Cola Consolidated Inc. (a)	1	264
Colgate-Palmolive Co.	19	1,442
ConAgra Brands Inc.	21	713
Constellation Brands, Inc. - Class A	5	1,121
Costco Wholesale Corporation (a)	12	5,321
Coty Inc. - Class A (a)	54	428
Darling Ingredients Inc. (a)	17	1,237
Del Monte Fresh Produce Company	5	176
Dollar General Corporation	9	1,962
E.L.F. Beauty, Inc. (a)	4	113
Edgewell Personal Care Colombia S A S	4	136
Energizer Holdings, Inc.	4	174
Estee Lauder Cos. Inc. - Class A	6	1,846
Farmer Bros. Co. (a)	2	13
Flowers Foods Inc.	20	463
Freshpet Inc. (a)	1	111
General Mills, Inc.	28	1,699
Grocery Outlet Holding Corp. (a)	2	41
Hain Celestial Group Inc. (a)	6	264
Herbalife Nutrition Ltd. (a)	10	411
Hershey Co.	7	1,108
Hormel Foods Corp.	14	558
Hostess Brands, Inc. - Class A (a)	14	240
Ingles Markets Inc. - Class A (a)	2	121
Ingredion Inc.	6	531
Inter Parfums Inc. (a)	3	198
J&J Snack Foods Corp. (a)	1	204
JM Smucker Co.	6	702
John B. Sanfilippo & Son Inc. (a)	1	71
Kellogg Co.	17	1,093
Keurig Dr Pepper Inc. (a)	18	630
Kimberly-Clark Corporation	8	1,087
Kraft Heinz Foods Company (a)	18	672
Lamb Weston Holdings Inc.	7	417
Lancaster Colony Corp. (a)	2	368
Landec Corp. (a)	3	25
Limoneira Co. (a)	1	17
McCormick & Co. Inc.	12	946
McCormick & Company, Incorporated	1	50
MGPI Processing, Inc. (a)	2	123
Molson Coors Beverage Company - Class B	11	515
Mondelez International, Inc. - Class A (a)	28	1,649
Monster Beverage 1990 Corporation (a)	12	1,083
National Beverage Corp. (a)	4	231
Natural Grocers By Vitamin Cottage, Inc.	2	24
Natural Health Trends Corp. (a)	—	1
Nature's Sunshine Products Inc. (a)	1	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Nu Skin Enterprises, Inc. - Class A	5	191
Oil-Dri Corp. of America	—	14
PepsiCo, Inc. (a)	54	8,063
Performance Food Group, Inc. (a)	11	524
Philip Morris International Inc.	37	3,487
Pilgrim's Pride Corporation (a)	14	393
Post Holdings, Inc. (a)	7	761
PriceSmart Inc. (a)	2	178
Procter & Gamble Co. (a)	65	9,137
Rite Aid Corporation (a)	5	66
Sanderson Farms Inc. (a)	2	336
Seaboard Corp.	—	66
Seneca Foods Corp. - Class A (a)	1	33
SpartanNash Co. (a)	6	121
Spectrum Brands Legacy, Inc.	4	354
Sprouts Farmers Market, Inc. (a)	9	215
Sysco Corp.	20	1,558
Target Corporation	20	4,654
The Andersons, Inc. (a)	3	100
The Chefs' Warehouse, Inc. (a)	3	82
The Clorox Company	5	849
The Coca-Cola Company	115	6,032
The Kroger Co.	57	2,310
The Simply Good Foods Company (a)	7	236
Tootsie Roll Industries Inc. (b)	3	100
Treehouse Foods, Inc. (a)	5	194
Tyson Foods Inc. - Class A	14	1,092
United Natural Foods Inc. (a)	6	280
Universal Corp.	3	130
US Foods Holding Corp. (a)	16	540
USANA Health Sciences, Inc. (a)	2	169
Vector Group Ltd.	11	140
Village Super Market Inc. - Class A (a)	1	21
Walgreens Boots Alliance, Inc. (a)	31	1,454
Walmart Inc.	48	6,696
WD-40 Co. (a)	1	153
Weis Markets Inc.	2	106
		91,145
Materials 4.0%
AdvanSix Inc.	4	171
Air Products and Chemicals, Inc.	6	1,490
Albemarle Corporation	4	901
Alcoa Corporation (a)	16	765
Allegheny Technologies Incorporated (a)	11	180
Amcor Plc	77	891
American Vanguard Corporation	4	54
Ampco-Pittsburgh Corporation (a)	1	4
AptarGroup, Inc.	5	538
Arconic Corporation (a)	10	328
Ashland Global Holdings Inc.	4	390
Avery Dennison Corporation	5	1,030
Avient Corporation	7	316
Axalta Coating Systems Ltd. (a)	24	694
Balchem Corporation (a)	2	347
Ball Corporation	16	1,452
Berry Global Group, Inc. (a)	15	921
Cabot Corp.	5	250
Carpenter Technology Corp.	5	167
Celanese Corp. - Class A	6	874
Century Aluminum Co. (a)	8	114
CF Industries Holdings Inc.	18	994
Chase Corporation	1	94
Clearwater Paper Corporation (a)	2	76
Cleveland-Cliffs Inc. (a)	11	210
Coeur d'Alene Mines Corp. (a)	17	107
Commercial Metals Co.	12	354
Compass Minerals International, Inc.	3	214
Core Molding Technologies Inc. (a)	1	9
Corteva, Inc.	28	1,182
Crown Holdings Inc.	10	997
Domtar Corp. (a)	6	338
Dow Inc.	39	2,228
DuPont de Nemours, Inc.	8	561
Eagle Materials Inc.	3	437
Eastman Chemical Co.	7	660
Ecolab Inc.	7	1,525
Element Solutions, Inc.	26	570
Ferro Corporation (a)	7	145
Ferroglobe PLC (a)	13	115
Ferroglobe Rep and Warranty Insurance Trust (a) (d)	10	—
Flotek Industries Inc. (a)	1	2
FMC Corporation	7	604
Forterra, Inc. (a)	4	94
Fortitude Gold Corporation (a)	1	8
Freeport-McMoRan Inc. (a)	56	1,836
FutureFuel Corp.	4	26
GCP Applied Technologies Inc. (a)	4	97
Glatfelter Corporation	4	63
Gold Resource Corporation	4	7
Graphic Packaging Holding Company	29	549
Greif Inc. - Class A	3	202
Greif Inc. - Class B	1	68
H.B. Fuller Company	4	269
Hawkins Inc. (a)	2	67
Haynes International Inc. (a)	2	57
Hecla Mining Co.	43	237
Huntsman Corp.	22	662
Ingevity Corporation (a)	4	278
Innospec Inc. (a)	2	182
International Flavors & Fragrances Inc.	10	1,285
International Paper Company	19	1,076
Intrepid Potash, Inc. (a)	2	64
Kaiser Aluminum Corporation (a)	1	120
Koppers Holdings Inc. (a)	2	72
Kraton Corporation (a)	4	200
Kronos Worldwide, Inc.	9	112
Linde Public Limited Company	11	3,181
Livent Corporation (a)	7	153
Louisiana-Pacific Corp.	8	521
LSB Industries Inc. (a)	3	28
LyondellBasell Industries N.V. - Class A	21	1,959
Martin Marietta Materials Inc.	3	889
Materion Corp.	2	140
Mercer International Inc. (a)	11	127
Minerals Technologies Inc.	3	224
MOS Holdings Inc.	21	739
Myers Industries Inc.	3	68
Neenah Inc.	2	81
NewMarket Corp.	1	352
Newmont Corporation	24	1,302
Nucor Corporation	16	1,551
O-I Glass, Inc. (a)	14	201
Olin Corporation	17	803
Olympic Steel, Inc. (a)	1	26
Packaging Corporation of America	7	943
Park Aerospace Technologies Corp. (a)	2	29
PPG Industries, Inc.	11	1,598
PQ Group Holdings Inc. (a)	4	48
Quaker Chemical Corp.	1	241
Rayonier Advanced Materials Inc. (a)	11	86
Reliance Steel & Aluminum Co.	6	805
Resolute Forest Products Inc. (a)	8	101
Royal Gold Inc. (a)	2	229
RPM International Inc.	9	688
Ryerson Holding Corp.	3	58
Schnitzer Steel Industries Inc. - Class A (a)	3	117
Schweitzer-Mauduit International Inc.	3	94
Scotts Miracle-Gro Co.	4	579
Sealed Air Corporation	9	506
Sensient Technologies Corporation	3	301
Sherwin-Williams Co.	9	2,527
Silgan Holdings Inc. (a)	14	530
Sonoco Products Co.	10	570
Southern Copper Corporation	4	236
Steel Dynamics Inc. (a)	21	1,220
Stepan Co.	2	255
Summit Materials, Inc. - Class A (a)	10	309
SunCoke Energy, Inc.	8	50

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
The Chemours Company	15	437
TimkenSteel Corp. (a)	4	59
Trecora Resources (a)	2	15
Tredegar Corp.	3	34
Trinseo S.A.	5	246
Tronox Holdings PLC	10	248
UFP Technologies Inc. (a)	—	18
United States Lime & Minerals Inc. (a)	—	60
United States Steel Corporation	17	377
Universal Stainless & Alloy Products Inc. (a)	1	7
Valvoline, Inc.	15	480
Verso Corporation - Class A	4	75
Vulcan Materials Co.	6	932
Warrior Met Coal, Inc.	7	170
Westlake Chemical Corporation	6	557
Westrock Company, Inc.	11	554
Worthington Industries Inc.	4	206
		59,870
Energy 3.4%
Adams Resources & Energy, Inc.	—	8
Antero Midstream Corporation	36	376
Antero Resources Corporation (a)	25	463
Apa Corp. (a)	31	670
Arch Resources, Inc. - Class A (a)	3	260
Archrock, Inc.	13	110
Baker Hughes, a GE Company, LLC - Class A	29	709
Berry Corporation (Bry) (a)	5	39
Bonanza Creek Energy, Inc.	1	45
Bristow Group Inc. (a)	1	17
Cabot Oil & Gas Corp.	36	777
Cactus Inc. - Class A	4	145
California Resources Corporation (a)	2	82
Callon Petroleum Company (a)	6	289
Centennial Resource Development, LLC - Class A (a)	20	134
ChampionX Corporation (a)	18	397
Cheniere Energy, Inc.	11	1,037
Chesapeake Energy Corporation (a)	1	63
Chevron Corporation	47	4,722
Cimarex Energy Co.	9	751
Clean Energy Fuels Corp. (a)	22	183
CNX Resources Corporation (a)	19	236
Comstock Resources, Inc. (a)	18	189
ConocoPhillips	51	3,447
CONSOL Mining Corporation (a)	5	122
Continental Resources Inc.	14	642
Core Laboratories N.V.	4	111
CVR Energy, Inc. (a)	9	145
Dawson Geophysical Co. (a)	3	6
Delek US Holdings, Inc. (a)	8	152
Denbury Inc. (a)	4	266
Devon Energy Corporation	45	1,609
DHT Holdings, Inc.	22	146
Diamondback Energy, Inc.	7	656
DMC Global Inc. (a)	2	82
Dorian LPG Ltd. (a)	3	36
Dril-Quip Inc. (a)	4	103
DT Midstream, Inc.	3	145
Enlink Midstream, LLC	30	202
EOG Resources, Inc.	22	1,746
EQT Corporation (a)	20	413
Equitrans Midstream Corp.	23	232
Evolution Petroleum Corporation	3	15
Exterran Trinidad LLC (a)	5	23
Exxon Mobil Corporation	101	5,958
Forum Energy Technologies, Inc. (a)	1	12
Frank's International N.V. (a)	22	64
Geospace Technologies Corporation (a)	1	7
Green Plains Renewable Energy Inc. (a)	4	130
Gulf Island Fabrication Inc. (a)	1	4
Halliburton Company	41	881
Helix Energy Solutions Group, Inc. (a)	22	84
Helmerich & Payne Inc.	8	225
Hess Corporation	16	1,220
HollyFrontier Corp. (a)	15	491
International Seaways, Inc.	2	36
Kinder Morgan, Inc.	60	997
Kosmos Energy Ltd. (a)	42	123
Laredo Petroleum, Inc. (a)	1	106
Liberty Oilfield Services Inc. - Class A (a)	5	66
Magnolia Oil & Gas Corp. - Class A	8	146
Mammoth Energy Services, Inc. (a)	2	7
Marathon Oil Corporation	56	760
Marathon Petroleum Corporation	27	1,642
Matador Resources Co.	9	335
Matrix Service Co. (a)	3	34
Murphy Oil Corporation	12	300
Nabors Industries Ltd (a)	1	83
NACCO Industries Inc. - Class A	—	15
Natural Gas Services Group, Inc. (a)	2	17
Newpark Resources Inc. (a)	10	34
NexTier Oilfield Solutions Inc. (a)	28	127
NOV Inc. (a)	29	385
Occidental Petroleum Corporation	71	2,086
Oceaneering International, Inc. (a)	12	155
Oil States International Inc. (a)	6	37
ONEOK, Inc.	20	1,140
Ovintiv Canada ULC	5	150
Par Pacific Holdings, Inc. (a)	7	111
Patterson-UTI Energy Inc. (a)	17	152
PBF Energy Inc. - Class A (a)	12	155
PDC Energy, Inc. (a)	10	468
Peabody Energy Corp. (a)	12	177
Penn Virginia Corporation (a)	—	7
Phillips 66	15	1,043
Phx Minerals Inc. - Class A	2	5
Pioneer Natural Resources Co.	10	1,695
Propetro Holding Corp. (a)	11	95
Range Resources Corporation (a)	16	369
Reg Biofuels, LLC (a)	4	178
REX Stores Corp. (a)	—	14
RPC Inc. (a)	13	61
Schlumberger Ltd.	47	1,380
Scorpio Tankers Inc.	6	116
SEACOR Marine Holdings Inc. (a)	2	9
Select Energy Services, Inc. - Class A (a)	12	61
SFL Corporation Ltd.	16	131
SM Energy Company	13	352
Southwestern Energy Co. (a)	55	304
Talos Energy Inc. (a)	7	102
Targa Resources Corp.	20	968
TechnipFMC PLC	27	206
Teekay Shipping (Canada) Ltd. (a) (b)	7	27
Teekay Tankers Ltd. - Class A (a)	—	6
TETRA Technologies, Inc. (a)	8	25
Texas Pacific Land Corporation	—	183
The Williams Companies, Inc.	44	1,136
Tidewater Inc. (a)	3	36
Transocean Ltd. (a) (c)	35	134
U.S. Silica Holdings, Inc. (a)	12	98
Valero Energy Corporation	16	1,115
Whiting Petroleum Corporation (a)	2	90
World Fuel Services Corp.	5	175
		51,042
Utilities 2.3%
ALLETE, Inc.	3	203
Alliant Energy Corporation (a)	11	611
Ameren Corporation	8	619
American Electric Power Company, Inc. (a)	12	994
American States Water Company	2	155
American Water Works Company, Inc.	5	876
Artesian Resources Corporation - Class A (a)	1	36
Atlantica Yield PLC (a)	6	211
Atmos Energy Corporation	5	483
AVANGRID, Inc.	4	196
Avista Corporation	3	128
Black Hills Corporation	4	273
Brookfield Renewable Corporation - Class A (a)	9	361
California Water Service Group	3	181

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
CenterPoint Energy, Inc.	23	562
Chesapeake Utilities Corporation	1	105
Clearway Energy, Inc. - Class A	4	102
Clearway Energy, Inc. - Class C	6	189
CMS Energy Corp.	9	557
Consolidated Edison, Inc.	9	634
Consolidated Water Co. Ltd. (a)	2	21
Dominion Energy, Inc.	20	1,432
DTE Energy Company	6	703
Duke Energy Corporation	18	1,715
Edison International	9	490
Entergy Corporation	7	658
Essential Utilities, Inc.	11	527
Evergy, Inc.	9	537
Eversource Energy	9	766
Exelon Corporation (a)	25	1,231
FirstEnergy Corp.	18	637
Genie Energy Ltd. - Class B (a)	2	13
Hawaiian Electric Industries Inc.	6	245
IDACORP Inc.	4	404
MDU Resources Group Inc.	19	560
MGE Energy, Inc. (a)	3	193
Middlesex Water Co. (a)	2	159
National Fuel Gas Company	6	317
New Jersey Resources Corp.	8	290
NextEra Energy, Inc.	45	3,524
NiSource Inc.	18	443
Northwest Natural Holding Company	2	97
NorthWestern Corp. (a)	4	203
NRG Energy, Inc.	22	889
OGE Energy Corp.	13	413
One Gas, Inc.	4	232
Ormat Technologies Inc.	4	291
Otter Tail Corp. (a)	2	125
Pacific Gas And Electric Company (a)	31	298
Pinnacle West Capital Corp.	6	457
PNM Resources, Inc.	7	362
Portland General Electric Co.	5	252
PPL Corporation	18	504
Public Service Enterprise Group Inc.	14	829
Sempra Energy	6	784
SJW Corp.	2	119
South Jersey Industries Inc.	8	167
Southwest Gas Corp.	4	251
Spire, Inc.	3	192
Sunnova Energy International Inc. (a)	3	111
The AES Corporation	28	631
The Southern Company	25	1,521
UGI Corp.	9	399
Unitil Corp.	1	60
Via Renewables, Inc. - Class A (a)	1	14
Vistra Energy Corp.	35	601
WEC Energy Group Inc.	9	803
Xcel Energy Inc. (a)	14	870
York Water Co. (a)	1	64
		33,880
Real Estate 0.3%
CBRE Group, Inc. - Class A (a)	13	1,296
CTO Realty Growth, Inc.	1	29
Cushman & Wakefield PLC (a)	17	311
Dwight A. Walker Real Estate, Inc. - Class A	3	93
eXp World Holdings, Inc. (a)	2	87
Florida Rock Properties, Inc. (a)	1	30
Forestar Group Inc. (a)	—	7
Jones Lang LaSalle Incorporated (a)	4	1,026
Kennedy-Wilson Holdings Inc.	13	277
Marcus & Millichap Inc. (a)	2	97
Newmark Group, Inc. - Class A (a)	16	228
Rafael Holdings, Inc. - Class B (a) (b)	1	43
Realogy Holdings Corp. (a)	13	230
Redfin Corporation (a) (b)	3	152
St. Joe Co.	7	285
Stratus Properties Inc. (a)	—	14
Tejon Ranch Co. (a)	3	55
The Howard Hughes Corporation (a)	3	282
The RMR Group Inc. - Class A (a)	2	63
		4,605
Total Common Stocks (cost $853,133)		1,485,030
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (a) (e)	2	64
Total Preferred Stocks (cost $54)		64
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (d)	8	12
Dyax Corp. (a) (f)	2	—
Elanco Animal Health (a) (d)	2	—
First Eagle Private Credit, LLC (a) (d)	4	—
ZAGG Inc (a) (d)	4	—
Total Rights (cost $1)		12
WARRANTS 0.0%
Nabors Industries Ltd (a) (b)	—	2
Total Warrants (cost $0)		2
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (g) (h)	4,054	4,054
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.01% (g) (h)	1,800	1,800
Total Short Term Investments (cost $5,854)		5,854
Total Investments 100.1% (cost $859,042)		1,490,962
Other Assets and Liabilities, Net (0.1)%		(1,874)
Total Net Assets 100.0%		1,489,088

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	11/18/16	637	1,221	0.1
Transocean Ltd.	07/07/15	415	134	—
		1,052	1,355	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,485,019	—	11	1,485,030
Preferred Stocks	64	—	—	64
Rights	—	—	12	12
Warrants	2	—	—	2
Short Term Investments	5,854	—	—	5,854
	1,490,939	—	23	1,490,962

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.8%
Financials 18.7%
1st Constitution Bancorp (a)	2	54
1st Security Bank of Washington (a)	2	75
1st Source Corporation (a)	5	215
ACNB Corporation (a)	1	30
Affiliated Managers Group, Inc.	6	969
Alerus Financial Corporation (a)	4	133
Allegiance Bancshares, Inc. (a)	3	123
Altabancorp (a)	6	245
Amalgamated Financial Corp. (a)	3	46
A-Mark Precious Metals, Inc. (a)	3	188
Ambac Financial Group, Inc. (a)	7	97
Amerant Bancorp Inc. - Class A (a)	4	102
American Equity Investment Life Holding Company	19	559
American National Bankshares Inc. (a)	3	89
American National Group, Inc. (a)	4	841
Ameris Bancorp (a)	13	654
Amerisafe, Inc. (a)	4	247
Ames National Corporation (a)	2	44
Argo Group International Holdings, Ltd.	5	271
Arrow Financial Corporation (a)	4	142
Artisan Partners Asset Management Inc. - Class A	9	458
Assetmark Financial Holdings, Inc. (a)	7	163
Associated Banc-Corp	22	481
Associated Capital Group Inc. - Class A	1	23
Assured Guaranty Ltd.	11	496
Atlantic Capital Bancshares, Inc. (a)	4	108
Atlantic Union Bank (a)	11	389
Atlanticus Holdings Corporation (a)	4	236
AXIS Capital Holdings Limited	12	549
Axos Financial, Inc. (a)	11	565
B. Riley & Co., LLC (a)	5	321
Banc of California, Inc.	7	129
BancFirst Corporation (a)	5	275
BancorpSouth Bank	18	521
Bank First National (a)	—	34
Bank of Commerce Holdings (a)	4	61
Bank of Hawaii Corporation	6	473
Bank of Marin Bancorp (a)	2	92
Bank of N.T. Butterfield & Son Limited (The) (a)	10	360
Bank of Princeton, The (a)	1	34
Bank OZK (a)	18	767
BankFinancial Corporation (a)	3	30
BankUnited, Inc.	17	712
Bankwell Financial Group, Inc. (a)	2	57
Banner Corporation (a)	5	269
Bar Harbor Bankshares	3	81
Baycom Corp (a)	2	31
BCB Bancorp, Inc. (a)	4	56
Berkshire Hills Bancorp, Inc.	9	256
BGC Partners, Inc. - Class A (a)	71	370
Blucora, Inc. (a)	4	66
Blue Ridge Bankshares, Inc.	2	33
BOK Financial Corporation (a)	10	855
Bridgewater Bancshares, Inc. (a) (b)	6	107
Brighthouse Financial, Inc. (a)	12	521
Brightsphere Investment Group Inc.	14	363
Broadway Financial Corporation (a)	3	10
Brookline Bancorp, Inc. (a)	9	138
Bryn Mawr Bank Corp. (a)	1	24
Business First Bancshares, Inc. (a)	3	78
Byline Bancorp, Inc.	8	195
C&F Financial Corporation (a)	1	37
Cadence Bancorporation - Class A	17	380
Cambridge Bancorp (a)	1	81
Camden National Corp. (a)	4	175
Cannae Holdings, Inc. (a)	12	372
Capital Bancorp, Inc. (a)	3	76
Capital City Bank Group Inc. (a)	4	102
Capitol Federal Financial (a)	23	262
Capstar Financial Holdings, Inc. (a)	5	110
Carter Bankshares, Inc. (a)	5	70
Cathay General Bancorp (a)	11	462
CBTX, Inc. (a)	4	110
Central Pacific Financial Corp.	4	98
Central Valley Community Bancorp (a)	3	65
Chemung Financial Corporation (a)	1	51
CIT Group Inc.	5	239
Citizens & Northern Corp. (a)	3	73
City Holdings Co. (a)	2	144
Civista Bancshares Inc. (a)	3	59
CNB Financial Corp. (a)	3	71
Coastal Financial Corporation (a)	3	99
Codorus Valley Bancorp Inc. (a)	2	48
Cohen & Steers, Inc.	7	576
Colony Bankcorp, Inc. (a)	1	17
Columbia Banking System Inc. (a)	10	363
Columbia Financial, Inc. (a)	13	244
Community Bank System Inc.	7	512
Community Bankers Trust Corp. (a)	6	66
Community Financial Corp. (a)	1	39
Community Trust Bancorp Inc. (a)	3	122
ConnectOne Bancorp, Inc. (a)	7	197
Cowen Inc. - Class A (a)	4	153
Crawford & Co. - Class A	6	57
Crawford & Co. - Class B	3	25
Crossfirst Bankshares Inc. (a)	8	104
Cullen/Frost Bankers Inc.	—	29
Curo Group Holdings Corp.	4	73
Customers Bancorp, Inc. (a)	7	297
CVB Financial Corp. (a)	19	380
Diamond Hill Investment Group, Inc. - Class A (a)	1	113
Dime Community Bancshares, Inc. (a)	6	181
Donegal Group Inc. - Class A (a)	6	83
Donnelley Financial Solutions, Inc. (a)	8	291
Eagle Bancorp Inc. (a)	6	340
Eagle Bancorp Montana, Inc. (a)	1	32
eHealth, Inc. (a)	2	87
Elevate Credit, Inc. (a)	8	35
Employer Holdings Inc.	5	188
Encore Capital Group, Inc. (a)	6	283
Enova International, Inc. (a)	7	252
Enstar Group Limited (a)	3	791
Enterprise Bancorp Inc. (a)	2	85
Enterprise Financial Services Corp. (a)	4	174
Equity Bancshares, Inc. - Class A (a)	3	109
Esquire Financial Holdings, Inc. (a)	1	42
Essent Group Ltd.	12	524
Evans Bancorp, Inc.	1	40
Evercore Inc. - Class A	7	950
EZCORP, Inc. - Class A (a)	9	70
Farmers & Merchants Bancorp, Inc. (a)	1	27
Farmers National Banc Corp. (a)	8	129
FB Financial Corporation	6	263
Federal Agricultural Mortgage Corporation - Class C	2	224
Federated Investors, Inc. - Class B	18	590
Fednat Holding Company (a)	1	4
Financial Institutions Inc. (a)	4	112
First American Financial Corporation	2	164
First Bancorp. (a)	4	151
First Bancorp.	30	396
First Bancshares Inc. (a)	4	173
First Bank of New Jersey (a)	1	11
First Busey Corporation (a)	8	185
First Business Financial Services, Inc. (a)	2	59
First Citizens BancShares, Inc. - Class A (a)	—	362
First Commonwealth Financial Corporation	11	155
First Community Bancshares, Inc. (a)	4	129
First Community Corporation (a)	1	21
First Financial Bancorp. (a)	13	302
First Financial Bankshares, Inc. (a)	1	26
First Financial Corporation (a)	2	66
First Financial Northwest, Inc. (a)	1	12
First Foundation Inc. (a)	9	244
First Hawaiian, Inc. (a)	19	554
First Internet Bancorp (a)	1	44
First Interstate BancSystem, Inc. - Class A (a)	6	236

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
First Merchants Corporation (a)	7	291
First Mid Bancshares, Inc. (a)	3	130
First Midwest Bancorp, Inc. (a)	15	280
First United Corporation (a)	—	9
First Western Financial, Inc. (a)	2	46
FirstCash, Inc. (a)	7	653
Flagstar Bancorp, Inc.	10	500
Flushing Financial Corp. (a)	5	109
FNB Corp.	48	554
Fulton Financial Corp. (a)	23	353
GAMCO Investors Inc. - Class A	2	46
GBLI Holdings, LLC - Class A (a)	1	39
Genworth Financial, Inc. - Class A (a)	22	81
German American Bancorp Inc. (a)	5	185
Glacier Bancorp, Inc. (a)	17	965
Goosehead Insurance, Inc. - Class A (a)	—	66
Great Southern Bancorp Inc. (a)	2	103
Great Western Bancorp Inc.	9	307
Green Dot Corporation - Class A (a)	1	59
Greenhill & Co. Inc.	4	60
Greenlight Capital Re, Ltd. - Class A (a)	6	46
Grid Dynamics Holdings, Inc. - Class A (a)	4	127
Guaranty Bancshares Inc. (a)	2	88
Hallmark Financial Services, Inc. (a)	2	7
Hamilton Lane Inc. - Class A (a)	5	420
Hancock Whitney Co. (a)	13	598
Hanmi Financial Corp. (a)	9	172
Hanover Insurance Group Inc.	7	849
HarborOne Bancorp, Inc. (a)	9	127
HBT Financial, Inc. (a)	6	92
HCI Group, Inc.	2	248
Heartland Financial USA, Inc. (a)	5	250
Hennessy Advisors Inc. (a) (c)	1	7
Heritage Commerce Corp. (a)	11	125
Heritage Financial Corporation (a)	6	164
Heritage Insurance Holdings, Inc.	5	34
Hingham Institution for Savings (a)	1	175
Home Bancorp, Inc. (a)	2	68
Home BancShares, Inc. (a)	30	708
HomeStreet, Inc. (a)	4	180
HomeTrust Bancshares Inc. (a)	1	32
Hope Bancorp, Inc. (a)	17	245
Horace Mann Educators Corp.	5	205
Horizon Bancorp Inc. (a)	7	133
Houlihan Lokey Inc. - Class A	10	915
Howard Bancorp Inc. (a)	2	42
Independence Holding Co.	1	60
Independence Holdings, LLC	2	138
Independent Bank Corp. (a)	6	120
Independent Bank Corp. (a)	4	327
Independent Bank Group, Inc. (a)	6	426
International Bancshares Corporation (a)	9	362
Investar Holding Corporation (a)	2	49
Investors Bancorp, Inc. (a)	35	531
Investors Title Co. (a)	—	46
Janus Henderson Group PLC	11	463
Jefferies Financial Group Inc.	3	111
Kearny Financial Corp (a)	13	160
Kemper Corp.	9	626
Kingstone Cos. Inc. (a)	1	9
Kinsale Capital Group, Inc. (a)	2	243
Lakeland Bancorp Inc. (a)	8	140
Lakeland Financial Corp. (a)	5	326
Lazard Ltd - Class A	21	948
LCNB Corp. (a)	3	48
LendingClub Corporation (a)	19	527
LendingTree, Inc. (a)	1	113
Level One Bancorp, Inc. (a)	2	48
Live Oak Bancshares, Inc. (a)	8	529
Longlade, Dr Charles W (a)	3	54
Luther Burbank Corporation (a)	10	127
Macatawa Bank Corp. (a)	8	67
Maiden Holdings, Ltd. (a)	22	68
MainStreet BankShares, Inc. (a)	1	21
Manning & Napier, Inc. - Class A	3	23
Marlin Business Services Inc. (a)	2	36
MBIA Inc. (a)	6	71
Mercantile Bank Corp. (a)	4	116
Merchants Bancorp, Inc. (a)	5	179
Mercury General Corp.	9	528
Meridian Bancorp, Inc. (a)	8	163
Meridian Bank (a)	1	26
Meta Financial Group, Inc. (a)	6	312
Metropolitan Bank Holding Corp. (a)	2	191
MGIC Investment Corp.	51	756
Mid Penn Bancorp, Inc. (a)	2	52
Middlefield Banc Corp. (a)	1	12
Midland States Bancorp Inc. (a)	4	107
MidWestOne Financial Group Inc. (a)	2	66
Moelis & Company LLC - Class A	10	617
Mr. Cooper Group Inc. (a)	13	541
MVB Financial Corp. (a)	3	131
National Bank Holdings Corp. - Class A	6	243
National Bankshares Inc. (a)	1	35
National Energy Services Reunited Corporation (a)	15	187
National Western Life Group Inc. - Class A (a)	1	182
Navient Corporation (a)	33	649
NBT Bancorp Inc. (a)	8	290
Nelnet, Inc. - Class A	5	396
New York Community Bancorp Inc. - Series A	64	824
Nicholas Financial, Inc. (a)	2	23
Nicolet Bankshares, Inc. (a)	3	202
NII Holdings, Inc. (a)	3	56
NMI Holdings Inc. - Class A (a)	12	272
Northeast Bank (a)	2	59
Northfield Bancorp Inc. (a)	11	185
Northrim BanCorp Inc. (a)	1	24
Northwest Bancshares Inc. (a)	17	229
Norwood Financial Corp. (a)	2	42
OceanFirst Financial Corp. (a)	9	189
Ocwen Financial Corporation (a)	2	46
OFG Bancorp	6	142
Old National Bancorp (a)	24	407
Old Second Bancorp Inc. (a)	3	37
OP Bancorp (a)	2	25
Open Lending Corporation - Class A (a)	3	100
Oportun Financial Corporation (a)	4	92
Oppenheimer Holdings Inc. - Class A	4	162
Origin Bancorp, Inc. (a)	5	200
Orrstown Financial Services, Inc. (a)	2	58
P.C.B. Bancorp, Inc. (a)	3	70
Pacific Mercantile Bancorp (a)	3	32
Pacific Premier Bancorp, Inc. (a)	15	612
PacWest Bancorp (a)	16	733
Palomar Holdings, Inc. (a)	2	162
Park National Corp.	3	381
Parke Bancorp, Inc. (a)	3	64
Peapack Gladstone Financial Corp. (a)	4	135
Penns Woods Bancorp Inc. (a)	1	29
PennyMac Financial Services, Inc.	—	19
Peoples Bancorp Inc. (a)	5	157
Peoples Bancorp of North Carolina, Inc. (a)	—	13
Peoples Financial Services Corp. (a)	1	63
People's United Financial Inc. (a)	3	57
Pinnacle Financial Partners, Inc. (a)	6	556
Piper Jaffray Cos.	3	473
PJT Partners Inc. - Class A	4	281
Popular Inc. (a)	12	937
Preferred Bank (a)	4	236
Premier Financial Corporation (a)	8	266
Primerica, Inc.	7	1,149
Primis Financial Corp. (a)	4	55
ProAssurance Corporation	7	160
Professional Holding Corp. - Class A (a)	1	24
Provident Financial Services, Inc.	10	241
Pzena Investment Management, Inc. - Class A	3	30
QCR Holdings, Inc. (a)	2	123
Radian Group Inc.	26	592
RBB Bancorp (a)	4	107
Red River Bancshares, Inc. (a)	2	95

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Regional Management Corp.	3	152
Reliant Bancorp, Inc. (a)	4	130
Renasant Corporation (a)	8	277
Republic Bancorp Inc. - Class A (a)	4	194
Republic First Bancorp Inc. (a)	13	41
Richmond Mutual Bancorporation, Inc. (a)	3	46
Riverview Bancorp Inc. (a)	3	20
RLI Corp.	8	846
S&T Bancorp Inc. (a)	5	154
Safeguard Scientifics Inc. (a)	6	50
Safety Insurance Group, Inc. (a)	3	217
Sandy Spring Bancorp Inc. (a)	8	381
Seacoast Banking Corp. of Florida (a)	7	225
Security National Financial Corporation - Class A (a)	3	25
Select Bancorp, Inc. (a)	4	66
Selective Insurance Group Inc. (a)	11	827
ServisFirst Bancshares, Inc.	11	819
Severn Bancorp, Inc. (a)	1	10
Shore Bancshares, Inc. (a)	3	48
Sierra BanCorp (a)	3	84
Silvercrest Asset Management Group Inc. - Class A (a)	2	36
Simmons First National Corp. - Class A (a)	15	446
SiriusPoint Ltd (a)	14	130
SLM Corporation	53	939
Smartfinancial, Inc. (a)	3	68
South Plains Financial, Inc. (a)	—	12
South State Corp. (a)	10	747
Southern First Bancshares Inc. (a)	1	76
Southern Missouri Bancorp Inc. (a)	2	96
Southside Bancshares, Inc. (a)	4	154
Spirit Of Texas Bancshares Inc. (a)	3	80
State Auto Financial Corp. (a)	9	454
Sterling Bancorp	27	676
Sterling Bancorp, Inc. (a)	5	24
Stewart Information Services Corp.	5	316
Stifel Financial Corp.	2	130
Stock Yards Bancorp Inc. (a)	4	242
StoneX Group Inc. (a)	3	184
Summit Financial Group, Inc. (a)	2	42
Synovus Financial Corp.	8	342
Territorial Bancorp Inc. (a)	2	50
Texas Capital Bancshares, Inc. (a)	7	444
TFS Financial Corporation (a)	24	454
The Bancorp, Inc. (a)	12	317
The First Bancorp, Inc. (a)	2	57
The First of Long Island Corporation (a)	4	87
The PRA Group, Inc. (a)	7	278
Timberland Bancorp Inc. (a)	2	56
Tiptree Inc. (a)	9	93
Tompkins Financial Corp.	3	229
TowneBank (a)	10	310
Trico Bancshares (a)	4	172
Tristate Capital Holdings, Inc. (a)	6	127
Triumph Bancorp, Inc. (a)	5	502
Trupanion Inc. (a)	1	53
Trustco Bank Corp N Y (a)	3	92
Trustmark Corp. (a)	8	271
UMB Financial Corp. (a)	8	811
Umpqua Holdings Corp.	40	815
United Bankshares Inc. (a)	18	663
United Community Banks, Inc. (a)	12	398
United Fire Group Inc. (a)	6	140
United Insurance Holdings Corp. (a)	10	37
Unity Bancorp, Inc. (a)	2	47
Universal Insurance Holdings, Inc.	4	52
Univest Financial Corporation (a)	5	139
Unum Group	29	723
Valley National Bancorp (a)	58	778
Veritex Holdings Inc. (a)	7	281
Victory Capital Holdings, Inc. - Class A (a)	3	104
Virtu Financial Inc. - Class A (a)	21	520
Virtus Partners, Inc. (a)	1	334
Walker & Dunlop, Inc.	6	665
Washington Federal Inc. (a)	9	302
Washington Trust Bancorp, Inc. (a)	4	197
Waterstone Financial, Inc. (a)	6	128
Webster Financial Corp.	13	696
WesBanco Inc. (a)	9	323
West Bancorporation, Inc. (a)	4	130
Westamerica Bancorp (a)	3	188
Western New England Bancorp Inc. (a)	4	37
Westwood Holdings Group Inc.	2	39
White Mountains Insurance Group Ltd	1	608
Wintrust Financial Corporation	10	836
WisdomTree Investments, Inc. (a)	23	128
World Acceptance Corp. (a)	2	322
WSFS Financial Corp. (a)	7	345
		90,557
Industrials 18.1%
AAON, Inc. (a)	7	449
AAR Corp. (a)	5	154
ABM Industries Incorporated	12	556
Acacia Research Corporation (a)	3	23
ACCO Brands Corporation	20	170
Acme United Corporation	1	23
Acuity Brands, Inc.	7	1,174
Advanced Drainage Systems, Inc.	2	233
Aerojet Rocketdyne Holdings, Inc. (a)	5	225
AeroVironment, Inc. (a)	3	293
Air Lease Corporation - Class A	22	873
Air Transport Services Group, Inc. (a)	11	291
Akerna Corp. (a) (c)	3	8
Alamo Group Inc.	3	358
Albany International Corp. - Class A	6	480
Allegiant Travel Company (a)	3	531
Allied Motion Technologies Inc. (a)	4	118
Allison Systems, Inc.	19	669
Alta Equipment Group Inc. - Class A (a)	7	102
Altra Industrial Motion Corp. (a)	10	541
Ameresco, Inc. - Class A (a)	5	295
American Superconductor Corporation (a)	5	72
American Woodmark Corporation (a)	4	238
APi Group Corporation (a)	32	660
Apogee Enterprises, Inc. (a)	6	228
Applied Industrial Technologies, Inc.	8	726
ARC Document Solutions, Inc.	5	14
Arcbest Corporation (a)	6	452
Arcosa, Inc.	6	310
Ardmore Shipping Services (Ireland) Limited (a)	6	26
Argan, Inc.	2	104
Armstrong Flooring, Inc. (a)	2	7
Armstrong World Industries, Inc.	8	787
ASGN Incorporated (a)	10	1,112
Astec Industries, Inc. (a)	3	164
Astronics Corporation (a)	5	77
Astronics Corporation - Class B (a)	—	2
Atkore International Group Inc. (a)	8	723
Atlas Air Worldwide Holdings, Inc. (a)	6	454
Avis Budget Group, Inc. (a)	10	1,186
AZZ Inc.	5	291
Barnes Group Inc.	7	305
Barrett Business Services, Inc. (a)	2	118
Beacon Roofing Supply, Inc. (a)	13	616
BGSF, Inc.	2	20
Blue Bird Global Corporation (a)	5	94
BlueLinx Holdings Inc. (a)	2	119
Boise Cascade Company	8	420
Brady Corp. - Class A	9	475
BrightView Holdings, Inc. (a)	13	192
Brink's Co.	8	513
Broadwind Inc. (a) (c)	2	5
BWXT Government Group, Inc.	7	366
CAI International Inc.	3	155
Casella Waste Systems Inc. - Class A (a)	9	694
CBIZ Inc. (a)	6	210
Ceco Environmental Corp. (a)	8	56
Charah Solutions, Inc. (a)	2	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Chart Industries, Inc. (a)	5	1,035
Cimpress Public Limited Company (a)	4	318
CIRCOR International, Inc. (a)	5	164
Civeo Corporation (a)	3	67
Clean Harbors Inc. (a)	11	1,092
Colfax Corp. (a)	10	451
Columbus Mckinnon Corp. (a)	3	122
Comfort Systems USA Inc.	7	503
Commercial Vehicle Group Inc. (a)	8	73
Concrete Pumping Holdings, Inc. (a)	12	106
Construction Partners, Inc. - Class A (a)	7	249
Costamare Inc.	18	273
Covanta Holding Corporation	20	394
Covenant Transportation Group, Inc. - Class A (a)	3	76
CRA International, Inc. (a)	2	155
Crane Co.	11	1,059
CSW Industrials Inc. (a)	2	297
Curtiss-Wright Corp.	8	951
Daseke Companies, Inc. (a)	8	75
Deluxe Corp.	8	305
Douglas Dynamics, Inc.	3	95
Ducommun Inc. (a)	2	119
DXP Enterprises Inc. (a)	3	88
Dycom Industries, Inc. (a)	6	420
Eagle Bulk Shipping Inc. (a) (c)	1	56
Eastern Co. (a)	1	31
Echo Global Logistics, Inc. (a)	5	240
Elance, Inc. (a)	2	75
EMCOR Group, Inc.	1	68
Encore Wire Corp. (a)	4	363
Energy Recovery, Inc. (a)	12	228
Enerpac Tool Group Corp. - Class A	7	149
EnerSys	7	554
Eneti Inc.	2	32
Ennis Inc.	6	114
EnPro Industries, Inc.	3	234
ESCO Technologies Inc.	4	271
Evoqua Water Technologies Corp. (a)	19	699
Exponent, Inc. (a)	9	1,001
Federal Signal Corporation	12	467
Flowserve Corporation	25	856
Fluor Corp. (a)	18	293
Forrester Research Inc. (a)	4	203
Forward Air Corp. (a)	5	439
Franklin Covey Co. (a)	3	108
Franklin Electric Co. Inc. (a)	9	708
FreightCar America Inc. (a) (c)	1	3
FTI Consulting Inc. (a)	7	896
FuelCell Energy, Inc. (a)	15	101
Gates Industrial Corporation PLC (a)	23	381
GATX Corporation	6	567
Genco Shipping & Trading Limited	10	206
Gibraltar Industries Inc. (a)	6	451
Global Industrial Company	7	249
GMS Inc. (a)	8	346
Gorman-Rupp Co.	7	250
GP Strategies Corporation (a)	4	87
GrafTech International Ltd.	33	341
Graham Corp.	2	29
Granite Construction Incorporated	6	229
Great Lakes Dredge & Dock Corp. (a)	13	190
Greenbrier Cos. Inc.	4	164
Griffon Corporation	11	264
H&E Equipment Services, Inc. (a)	7	234
Harsco Corporation (a)	14	230
Hawaiian Holdings, Inc. (a)	9	184
Heartland Express Inc. (a)	14	217
Heidrick & Struggles International Inc. (a)	5	222
Helios Technologies, Inc. (a)	6	519
Herc Holdings Inc.	6	951
Heritage-Crystal Clean, LLC (a)	6	178
Herman Miller Inc. (a)	10	363
Hexcel Corp. (a)	12	706
Hill International Inc. (a)	8	17
Hillenbrand Inc.	15	629
HireQuest, Inc. (a) (c)	1	12
HNI Corp.	9	321
HUB Group Inc. - Class A (a)	6	423
Hudson Global, Inc. (a)	—	3
Hudson Technologies Inc. (a)	10	36
Hurco Cos. Inc. (a)	1	25
Huron Consulting Group Inc. (a)	3	139
Huttig Building Products Inc. (a)	2	8
Hyster-Yale Materials Handling Inc. - Class A	2	86
IAA Spinco Inc. (a)	—	11
ICF International, Inc. (a)	3	310
IES Holdings, Inc. (a)	5	214
Infrastructure and Energy Alternatives, LLC (a)	3	29
Innovate Corp. (a) (c)	1	4
Innovative Solutions and Support, Inc. (a)	—	3
Insperity, Inc.	5	603
Insteel Industries, Inc.	5	184
Interface Inc. - Class A (a)	16	239
IntriCon Corporation (a)	2	35
JELD-WEN Holding, Inc. (a)	19	470
JetBlue Airways Corporation (a)	29	441
John Bean Technologies Corp.	5	648
Kadant Inc.	2	448
Kaman Corp.	4	126
KAR Auction Services, Inc. (a)	11	185
Kelly Services Inc. - Class A (a)	6	113
Kennametal Inc.	12	394
Kforce Inc. (a)	2	126
Kimball International Inc. - Class B (a)	5	61
Kirby Corp. (a)	8	390
Korn Ferry	10	705
Kratos Defense & Security Solutions, Inc. (a)	17	386
Landstar System Inc. (a)	4	633
Lawson Products Inc. (a)	2	95
LB Foster Co. (a)	2	26
Lindsay Corp.	2	330
LSI Industries Inc. (a)	6	43
Lydall Inc. (a)	3	192
Macquarie Infrastructure Corporation (a)	7	269
Manitex International Inc. (a)	1	7
Manitowoc Co. Inc. (a)	9	182
Marten Transport Ltd. (a)	14	212
Masonite International Corporation (a)	5	503
MasTec Inc. (a)	7	627
Mastech Digital, Inc. (a)	3	45
Matson Intermodal - Paragon, Inc.	8	650
Matthews International Corp. - Class A (a)	6	199
Maxar Technologies Inc.	13	373
Mayville Engineering Company, Inc. (a)	3	61
McGrath RentCorp (a)	5	349
Mercury Systems Inc. (a)	2	100
Meritor, Inc. (a)	12	247
Mesa Air Group, Inc. (a)	9	70
Miller Industries Inc.	2	75
Mistras Group, Inc. (a)	6	59
Moog Inc. - Class A	6	420
MRC Global Inc. (a)	16	119
MSA Safety Inc.	4	582
MSC Industrial Direct Co. - Class A	9	721
Mueller Industries Inc.	11	465
Mueller Water Products Inc. - Class A	32	480
MYR Group Inc. (a)	3	338
National Presto Industries Inc.	2	123
NN Inc. (a)	11	59
Northwest Pipe Co. (a)	2	58
Now, Inc. (a)	20	153
NV5 Global, Inc. (a)	2	178
Nvent Electric Public Limited Company	28	905
Omega Flex Inc. (a)	1	201
Orbital Energy Group, Inc. (a) (c)	5	16
Orion Energy Systems, Inc. (a)	5	20
Orion Group Holdings, Inc. (a)	6	33
PAM Transportation Services Inc. (a)	2	80
Pangaea Logistics Solutions Ltd. (a)	3	16
Park-Ohio Holdings Corp. (a)	3	66

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Parsons Corporation (a)	11	357
Patrick Industries, Inc. (a)	5	398
Patriot Transportation, Inc. (a)	—	4
Performant Financial Corporation (a)	11	42
PGT Innovations, Inc. (a)	11	204
Pitney Bowes Inc.	32	233
Powell Industries Inc. (a)	2	53
Preformed Line Products Co. (a)	1	74
Primoris Services Corporation (a)	10	240
Proto Labs Inc. (a)	2	137
Quad/Graphics Inc. - Class A (a)	8	36
Quanex Building Products Corp.	6	132
Radiant Logistics, Inc. (a)	12	80
Raven Industries Inc. (a)	4	227
RBC Bearings Incorporated (a)	4	788
Regal-Beloit Corp.	6	917
Resideo Technologies, Inc. (a)	26	655
Resources Connection, Inc. (a)	6	98
REV Group Inc.	13	219
Rexnord Corporation	21	1,380
RR Donnelley & Sons Co. (a)	13	68
Rush Enterprises Inc. - Class A (a)	8	373
Rush Enterprises Inc. - Class B (a)	2	104
Ryder System, Inc.	10	791
Saia, Inc. (a)	5	1,072
Schneider National, Inc. - Class B	16	365
Shanghai Everjoy Health Group Co., Ltd. (a)	2	52
Sharps Compliance Corp. (a)	5	41
Shyft Group, Inc. (a)	6	246
Simpson Manufacturing Co. Inc.	8	889
SiteOne Landscape Supply, Inc. (a)	—	83
SkyWest Inc. (a)	9	448
SP Plus Corporation (a)	3	107
Spirit Aerosystems Holdings Inc. - Class A	2	73
Spirit Airlines, Inc. (a)	14	367
SPX Corp. (a)	9	472
SPX Flow, Inc.	6	467
Standex International Corp.	1	140
Steel Connect Inc. (a)	6	11
Steelcase Inc. - Class A	10	130
Stericycle Inc. (a)	1	86
Sterling Construction Co. Inc. (a)	6	139
Team, Inc. (a)	6	19
Tennant Co.	4	278
Terex Corp.	11	451
Tetra Tech, Inc. (a)	1	194
Textainer Group Holdings Limited (a)	9	322
Thermon Group Holdings, Inc. (a)	6	102
Timken Co.	10	623
Titan International, Inc. (a)	10	70
Titan Machinery Inc. (a)	5	138
TPI Composites, Inc. (a)	4	124
Transact, Inc. (a)	2	122
TriMas Corp. (a)	6	181
TriNet Group Inc. (a)	9	883
Trinity Industries Inc.	14	377
Triton Container International Limited	12	621
TrueBlue, Inc. (a)	7	179
Turtle Beach Corp. (a)	4	108
Tutor Perini Corp. (a)	13	174
Twin Disc Inc. (a)	1	8
U.S. Xpress Enterprises, Inc. - Class A (a)	7	62
UFP Industries, Inc. (a)	11	775
Ultralife Corp. (a)	3	19
UniFirst Corp.	3	589
Univar Solutions Inc. (a)	30	710
Universal Logistics Holdings, Inc. (a)	5	104
US Ecology Parent, Inc. (a)	2	76
USA Truck Inc. (a)	2	28
Valmont Industries Inc.	4	900
Vectrus, Inc. (a)	2	113
Veritiv Corp. (a)	4	337
Viad Corp (a)	2	96
Vicor Corp. (a)	4	561
Vidler Water Resources, Inc. (a)	1	16
VSE Corp. (a)	2	116
Wabash National Corp.	6	89
Watts Water Technologies Inc. - Class A	5	880
Welbilt Inc. (a)	25	589
Werner Enterprises Inc. (a)	13	565
WESCO International, Inc. (a)	9	984
Willdan Group, Inc. (a)	2	72
Williams Industrial Services Group, L.L.C. (a)	1	5
WillScot Mobile Mini Holdings Corp. - Class A (a)	16	506
Woodward Governor Co. (a)	—	26
Yellow Corp. (a)	2	10
		88,003
Health Care 14.5%
Abeona Therapeutics Inc. (a) (c)	4	5
AC Immune SA (a) (c)	2	11
Acadia Healthcare Company, Inc. (a)	17	1,112
Accuray Incorporated (a)	23	92
Adaptive Biotechnologies Corporation (a)	5	160
Addus HomeCare Corporation (a)	4	304
Adicet Bio, Inc. (a)	4	35
ADMA Biologics, Inc. (a) (c)	15	17
Aduro Biotech, Inc. (a) (d)	3	5
Adverum Biotechnologies, Inc. (a)	2	5
Aeglea Biotherapeutics, Inc. (a)	10	79
Agios Pharmaceuticals, Inc. (a)	3	143
AIM ImmunoTech Inc. (a)	8	16
Akebia Therapeutics, Inc. (a)	42	122
Akero Therapeutics Inc. (a)	9	191
Albireo Pharma, Inc. (a)	5	157
Aldeyra Therapeutics, Inc. (a) (c)	3	22
Alector, Inc. (a)	1	25
Alkermes Public Limited Company (a)	28	872
Allakos Inc. (a)	1	97
Allogene Therapeutics, Inc. (a)	2	51
Allscripts Healthcare Solutions, Inc. (a)	30	403
Alphatec Holdings, Inc. (a)	4	46
Amedisys, Inc. (a)	—	42
AMN Healthcare Services, Inc. (a)	9	1,026
Amneal Pharmaceuticals, Inc. - Class A (a)	40	215
Amphastar Pharmaceuticals, Inc. (a)	12	230
Anaptysbio, Inc. (a)	6	175
AngioDynamics, Inc. (a)	11	280
ANI Pharmaceuticals, Inc. (a)	3	110
Anika Therapeutics, Inc. (a)	4	156
Antares Pharma, Inc. (a)	42	154
Apex Medical Corp. (a)	6	84
Apollo Medical Holdings, Inc. (a) (c)	10	877
Applied Genetic Technologies Corporation (a)	2	7
Applied Therapeutics, Inc. (a)	3	43
Aptinyx Inc. (a)	6	14
Aravas Inc. (a)	2	3
Aravive Biologics, Inc. (a)	2	8
Arcutis Biotherapeutics, Inc. (a)	5	113
Ardelyx, Inc. (a) (c)	19	26
Arena Pharmaceuticals, Inc. (a)	11	671
Arrowhead Pharmaceuticals Inc (a)	3	158
Arvinas Operations, Inc. (a)	3	224
Asensus Surgical, Inc. (a) (c)	5	9
Assembly Biosciences, Inc. (a)	3	11
Atara Biotherapeutics, Inc. (a)	14	256
Athenex, Inc. (a) (c)	13	38
Atreca, Inc. - Class A (a) (c)	6	35
AtriCure, Inc. (a)	8	546
Atrion Corporation (a)	—	290
Atyr Pharma, Inc. (a)	1	10
Avanos Medical, Inc. (a)	9	287
AVEO Pharmaceuticals, Inc. (a) (c)	4	23
AVROBIO, Inc. (a)	5	29
AxoGen, Inc. (a)	7	118
Axonics Modulation Technologies, Inc. (a)	5	347
Berks County Industrial Development Authority (a) (c)	4	33
BeyondSpring Inc. (a)	1	17
BioDelivery Sciences International, Inc. (a)	19	70
BioLife Solutions, Inc. (a)	2	96

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
BioSig Technologies, Inc. (a)	1	4
Bluebird Bio, Inc. (a)	3	63
Blueprint Medicines Corporation (a)	1	61
Brookdale Senior Living Inc. (a)	43	268
Calithera Biosciences, Inc. (a)	11	23
Calyxt, Inc. (a) (c)	1	3
Cara Therapeutics, Inc. (a)	8	119
Cardiovascular Systems Inc. (a)	8	247
CareCloud, Inc. (a)	1	11
Caredx, Inc. (a)	4	252
CASI Pharmaceuticals, Inc. (a)	17	20
Castlight Health, Inc. - Class B (a)	13	20
Catalyst Bio, Inc. (a)	5	19
Catalyst Pharmaceuticals, Inc. (a)	28	148
Celldex Therapeutics, Inc. (a)	8	434
Champions Oncology, Inc. (a)	1	5
Chembio Diagnostics, Inc. (a) (c)	2	4
Chimerix, Inc. (a)	19	118
Chinook Therapeutics, Inc. (a)	8	108
Codexis, Inc. (a)	12	272
Collegium Pharmaceutical, Inc. (a)	9	185
Community Health Systems Inc. (a)	26	299
Computer Programs & Systems Inc. (a)	4	136
Concert Pharmaceuticals Inc. (a)	4	12
Conmed Corp. (a)	5	654
Corcept Therapeutics Inc. (a)	20	388
Corvel Corp. (a)	4	689
Corvus Pharmaceuticals Inc. (a)	1	6
Covetrus, Inc. (a)	26	463
Crinetics Pharmaceuticals, Inc. (a)	8	175
Cross Country Healthcare Inc. (a)	10	215
CryoLife Inc. (a)	9	210
Cue Biopharma, Inc. (a)	4	65
Cumberland Pharmaceuticals Inc. (a)	3	8
Cutera Inc. (a)	4	177
Cyclerion Therapeutics, Inc. (a)	2	8
Cymabay Therapeutics, Inc. (a)	14	51
Cytomx Therapeutics, Inc. (a)	14	70
CytoSorbents Corporation (a)	5	42
Deciphera Pharmaceuticals, Inc. (a)	3	113
Denali Therapeutics Inc. (a)	1	73
DURECT Corporation (a)	39	50
Eagle Pharmaceuticals Inc. (a)	3	171
Editas Medicine, Inc. (a)	12	498
Eiger Biopharmaceuticals, Inc. (a)	6	42
Electromed, Inc. (a)	1	9
Emergent BioSolutions Inc. (a)	5	242
Enanta Pharmaceuticals, Inc. (a)	5	271
Endo International Public Limited Company (a)	47	153
Envista Holdings Corporation (a)	8	353
Enzo Biochem Inc. (a)	10	34
Equillium, Inc. (a) (c)	1	5
Evelo Biosciences, Inc. (a) (c)	2	16
Evolent Health, Inc. - Class A (a)	17	535
Exagen Inc. (a)	1	11
Exelixis, Inc. (a)	1	28
Exicure, Inc. (a) (c)	14	17
Eyepoint Pharmaceuticals, Inc. (a)	2	19
Fate Therapeutics, Inc. (a)	9	556
FibroGen, Inc. (a)	2	17
Five Star Senior Living Inc. (a)	4	17
Fluidigm Corporation (a)	15	98
Fonar Corporation (a)	1	18
Forma Therapeutics Holdings, Inc. (a)	1	12
Frequency Therapeutics, Inc. (a) (c)	1	9
Fulcrum Therapeutics, Inc. (a) (c)	3	76
G1 Therapeutics, Inc. (a) (c)	8	104
Genprex, Inc. (a) (c)	3	8
Geron Corp. (a) (c)	20	27
Glaukos Corp. (a)	5	259
Global Blood Therapeutics, Inc. (a)	6	161
GlycoMimetics, Inc. (a)	5	10
Gritstone Oncology, Inc. (a)	13	145
Haemonetics Corp. (a)	2	120
Halozyme Therapeutics, Inc. (a)	23	930
Hanger, Inc. (a)	9	192
Harpoon Therapeutics, Inc. (a)	8	62
Harvard Bioscience Inc. (a)	11	75
Health Catalyst, Inc. (a)	8	421
Healthcare Services Group Inc. (a)	15	373
HealthEquity, Inc. (a)	12	803
Healthstream, Inc. (a)	8	219
Heron Therapeutics, Inc. (a)	13	140
Heska Corporation (a)	2	558
Homology Medicines, Inc. (a)	4	28
Hookipa Pharma Inc. (a)	4	24
iCAD, Inc. (a)	3	35
ICU Medical, Inc. (a)	4	818
IGM Biosciences, Inc. (a) (c)	1	86
ImmunoGen, Inc. (a)	2	14
ImmunoPrecise Antibodies Ltd. (a)	—	3
Inari Medical, Inc. (a)	—	36
InfuSystem Holdings, Inc. (a)	5	60
Innoviva, Inc. (a)	17	287
Inogen, Inc. (a)	5	233
Inotiv, Inc. (a)	3	86
Inovalon Holdings, Inc. - Class A (a)	14	544
Integer Holdings Corporation (a)	7	584
Integra LifeSciences Holdings Corp. (a)	15	1,013
Intellia Therapeutics, Inc. (a)	11	1,537
Intra-Cellular Therapies, Inc. (a)	10	368
Invacare Corp. (a)	9	45
Iradimed Corp. (a)	3	96
Ironwood Pharmaceuticals, Inc. - Class A (a)	29	375
Iveric Bio, Inc. (a)	19	304
Jounce Therapeutics Inc. (a)	15	109
Kala Pharmaceuticals Inc. (a) (c)	2	4
KalVista Pharmaceuticals Inc. (a)	2	37
Karuna Therapeutics, Inc. (a)	5	555
Kezar Life Sciences, Inc. (a)	2	16
Kiniksa Pharmaceuticals Ltd. - Class A (a)	8	89
Kodiak Sciences, Inc. (a)	1	102
Krystal Biotech, Inc. (a)	5	259
Kura Oncology, Inc. (a)	7	128
Lannett Co. Inc. (a)	8	24
Lantheus Holdings Inc. (a)	14	357
Larimar Therapeutics, Inc. (a)	2	19
LeMaitre Vascular Inc. (a)	5	273
Lensar, Inc. (a)	1	9
Lexicon Pharmaceuticals, Inc. (a)	28	136
LHC Group, Inc. (a)	5	813
Ligand Pharmaceuticals Incorporated (a)	3	373
Lineage Cell Therapeutics, Inc. (a) (c)	4	11
Liquidia Technologies, Inc. (a) (c)	4	10
LivaNova PLC (a)	9	737
Logicbio Therapeutics, Inc. (a) (c)	2	9
MacroGenics Inc. (a)	14	288
Madrigal Pharmaceuticals Inc. (a)	2	192
Magellan Health Services Inc. (a)	1	141
Magenta Therapeutics, Inc. (a)	12	89
Marinus Pharmaceuticals, Inc. (a)	1	13
Marker Cell Therapy, Inc. (a)	9	14
MediciNova, Inc. (a)	3	11
Mednax, Inc. (a)	16	463
Medpace Holdings, Inc. (a)	6	1,142
MEI Pharma, Inc. (a)	22	61
MeiraGTx Holdings plc (a)	9	123
Meridian Bioscience Inc. (a)	12	226
Merit Medical Systems Inc. (a)	10	723
Merrimack Pharmaceuticals Inc. (a)	1	4
Mersana Therapeutics, Inc. (a)	4	42
Mesa Laboratories, Inc. (a)	1	162
Milestone Pharmaceuticals Inc. (a)	2	9
Minerva Neurosciences Inc. (a)	7	12
ModivCare Inc. (a)	3	466
Molecular Templates, Inc. (a)	5	36
Morphic Holding, Inc. (a)	2	102
Mustang Bio, Inc. (a)	16	44
Myriad Genetics, Inc. (a)	13	430

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Nabriva Therapeutics Public Limited Company (a) (c)	1	1
NanoString Technologies, Inc. (a)	3	144
National Healthcare Corp.	3	221
National Research Corp. (a)	3	120
Natus Medical Inc. (a)	8	211
Nektar Therapeutics (a)	35	623
Neogen Corp. (a)	15	662
Neogenomics Laboratories, Inc. (a)	19	906
Neoleukin Therapeutics, Inc. (a)	2	17
Nevro Corp. (a)	6	671
Nextcure, Inc. (a)	6	42
Nextgen Healthcare Inc. (a)	15	210
NGM Biopharmaceuticals, Inc. (a)	11	241
NuVasive Inc. (a)	9	560
Odonate Therapeutics, Inc. (a) (c)	5	15
Omnicell, Inc. (a)	7	1,109
Oncocyte Corporation (a)	10	34
Onconova Therapeutics, Inc. (a) (c)	3	11
OPKO Health, Inc. (a) (c)	80	292
OptimizeRX Corporation (a)	4	344
Option Care Health, Inc. (a)	27	661
Orasure Technologies, Inc. (a)	15	175
Organogenesis Holdings Inc. - Class A (a)	5	74
Orgenesis Inc. (a) (c)	2	11
Orthofix Medical Inc. (a)	5	183
Orthopediatrics Corp. (a)	3	221
Osmotica Pharmaceuticals Public Limited Company (a)	2	6
Otonomy, Inc. (a)	6	11
Owens & Minor Inc.	15	455
Oyster Point Pharma, Inc. (a) (c)	1	6
Pacira Biosciences, Inc. (a)	7	415
Patterson Cos. Inc. (a)	19	572
PDL BioPharma, Inc. (a) (d)	14	28
Perrigo Company Public Limited Company	22	1,021
Personalis, Inc. (a)	7	137
PetIQ, Inc. - Class A (a) (c)	6	156
Phathom Pharmaceuticals, Inc. (a)	1	21
Phibro Animal Health Corporation - Class A (a)	5	110
Pieris AG (a)	12	64
Pliant Therapeutics, Inc. (a) (c)	—	7
Pphm, Inc. (a)	12	263
Premier Healthcare Solutions, Inc. - Class A	17	676
Prestige Consumer Healthcare Inc. (a)	10	553
Progyny, Inc. (a)	15	828
Protagonist Therapeutics, Inc. (a)	8	138
Prothena Corporation Public Limited Company (a)	8	605
Puma Biotechnology, Inc. (a)	4	31
Quanterix Corporation (a)	6	306
Quidel Corporation (a)	1	81
R1 RCM Inc. (a)	34	741
RadNet Inc. (a)	12	342
Raptor Pharmaceuticals Inc. (a)	2	47
Regenxbio Inc. (a)	9	371
Relmada Therapeutics, Inc. (a)	2	59
Replimune Group, Inc. (a)	5	156
Revance Therapeutics Inc. (a)	12	347
ReWalk Robotics Ltd. (a) (c)	5	7
Rhythm Pharmaceuticals, Inc. (a)	4	46
Rigel Pharmaceuticals Inc. (a)	25	90
Rocket Pharmaceuticals, Ltd. (a)	8	253
Rubius Therapeutics, Inc. (a)	5	86
Sage Therapeutics Inc. (a)	10	422
Sangamo Therapeutics Inc. (a)	30	268
Satsuma Pharmaceuticals, Inc. (a)	5	23
Scholar Rock Holding Corporation (a) (c)	1	37
scPharmaceuticals Inc. (a)	—	1
SeaSpine Holdings Corporation (a)	9	137
Select Medical Holdings Corporation	26	927
Shockwave Medical, Inc. (a)	2	459
SI-BONE, Inc. (a)	6	135
SIGA Technologies, Inc. (a)	17	128
Sio Gene Therapies, Inc. (a)	8	17
Solid Biosciences Inc. (a)	1	3
Spectrum Pharmaceuticals, Inc. (a)	30	66
Spero Therapeutics, Inc. (a) (c)	6	115
Springworks Therapeutics, Inc. (a)	8	476
Staar Surgical Co. (a)	8	970
Stereotaxis, Inc. (a)	16	87
Stoke Therapeutics, Inc. (a)	4	98
Strongbridge Biopharma Public Limited Company (a)	14	28
Supernus Pharmaceuticals Inc. (a)	11	295
Surface Oncology, Inc. (a) (c)	9	68
Surgalign Holdings, Inc. (a)	9	10
SurModics Inc. (a)	3	194
Sutro Biopharma, Inc. (a)	9	172
Symbion, Inc. (a)	14	612
Syndax Pharmaceuticals, Inc. (a)	5	94
Synlogic Operating Company, Inc. (a)	2	6
Syros Pharmaceuticals, Inc. (a)	1	6
Tactile Systems Technology, Inc. (a)	4	198
Taro Pharmaceutical Industries Ltd (a)	4	275
TCR2 Therapeutics Inc. (a)	8	65
Tenet Healthcare Corporation (a)	16	1,062
The Ensign Group, Inc. (a)	11	806
The Joint Corp (a)	3	320
The Pennant Group, Inc. (a)	6	165
Tivity Health, Inc. (a)	11	250
TRACON Pharmaceuticals, Inc. (a)	3	12
TransMedics Group, Inc. (a)	6	214
Travere Therapeutics, Inc. (a)	10	231
Tricida, Inc. (a) (c)	1	6
Triple-S Management Corp. - Class B (a)	7	238
Turning Point Therapeutics, Inc. (a)	5	317
Twist Bioscience Corporation (a)	1	115
U. S. Physical Therapy, Inc.	3	289
Ultragenyx Pharmaceutical Inc. (a)	—	29
Unity Biotechnology, Inc. (a) (c)	2	6
Utah Medical Products Inc. (a)	1	80
Vanda Pharmaceuticals Inc. (a)	14	242
Vapotherm, Inc. (a)	1	32
Varex Imaging Corporation (a)	9	266
Venus Concept Inc. (a)	10	25
Verastem, Inc. (a)	41	128
Vericel Corporation (a) (c)	8	389
Verrica Pharmaceuticals Inc. (a)	1	14
ViewRay, Inc. (a)	31	221
Viking Therapeutics, Inc. (a) (c)	12	76
Vocera Communications, Inc. (a)	8	346
Voyager Therapeutics, Inc. (a)	3	7
VYNE Therapeutics Inc. (a) (c)	—	1
Wave Life Sciences Ltd. (a)	2	10
X4 Pharmaceuticals, Inc. (a)	5	26
Xbiotech Inc (a)	1	9
Xencor, Inc. (a)	11	360
Xenon Pharmaceuticals Inc. (a)	1	18
Y-mAbs Therapeutics, Inc. (a)	1	31
ZIOPHARM Oncology, Inc. (a) (c)	28	50
Zogenix, Inc. (a)	11	168
		70,087
Consumer Discretionary 13.6%
1-800-Flowers.Com, Inc. - Class A (a)	7	211
Abercrombie & Fitch Co. - Class A (a)	13	485
Acushnet Holdings Corp.	15	681
Adient Public Limited Company (a)	13	545
Adtalem Global Education Inc. (a)	8	287
American Axle & Manufacturing Holdings, Inc. (a)	26	231
American Eagle Outfitters, Inc.	33	847
American Outdoor Brands, Inc. (a)	4	97
American Public Education, Inc. (a)	2	59
America's Car Mart, Inc. (a)	1	136
Ark Restaurants Corp. (a)	1	9
Asbury Automotive Group, Inc. (a)	4	771
Aspen Group, Inc. (a)	3	16
AutoNation, Inc. (a)	1	132
Ballantyne Strong, Inc. (a)	2	7
Bally's Corporation (a)	3	160
Barnes & Noble Education, Inc. (a)	8	77

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Bassett Furniture Industries, Incorporated (a)	1	25
BBQ Holdings, Inc. (a)	1	20
Beazer Homes USA, Inc. (a)	7	116
Bed Bath & Beyond Inc. (a)	15	264
Big 5 Sporting Goods Corporation (a) (c)	3	63
Big Lots, Inc.	7	292
BJ's Restaurants, Inc. (a)	4	155
Bloomin' Brands, Inc. (a)	15	382
Bluegreen Vacations Holding Corporation - Class A (a)	5	128
Boot Barn Holdings, Inc. (a)	5	485
Boyd Gaming Corporation (a)	2	115
Brinker International Inc. (a)	5	268
Brunswick Corp.	—	38
Buckle Inc.	10	380
Build-A-Bear Workshop Inc. (a)	4	65
Caleres Inc.	9	211
Callaway Golf Co. (a)	11	303
Camping World Holdings, Inc. - Class A	6	246
Capri Holdings Limited (a)	3	133
CarParts.com, Inc. (a)	7	111
Carriage Services Inc.	4	200
Carrols Restaurant Group, Inc. (a)	13	47
Carter's Inc.	9	827
Cato Corp. - Class A	4	65
Cavco Industries Inc. (a)	1	310
Century Casinos Inc. (a)	7	98
Century Communities Inc.	6	393
Charles & Colvard, Ltd. (a)	4	11
Cheesecake Factory Inc. (a)	6	273
Chico's FAS Inc. (a)	33	148
Childrens Place Retail Stores Inc. (a)	1	88
Choice Hotels International Inc.	5	684
Chuy's Holdings Inc. (a)	3	105
Citi Trends, Inc. (a)	1	78
CLARUS Corporation (a)	7	171
Columbia Sportswear Co. (a)	2	181
Conn's Inc. (a)	7	166
Container Store Group Inc. (a)	13	127
Cooper-Standard Holdings Inc. (a)	4	80
Copa Holdings, S.A. - Class A (a)	4	330
Cornerstone Building Brands, Inc. (a)	24	349
Cracker Barrel Old Country Store, Inc. (a)	3	402
Crocs Inc. (a)	9	1,325
Culp Inc.	2	25
Dana Holding Corp.	27	609
Dave & Buster's Entertainment Inc. (a)	6	220
Del Taco Restaurants Inc. (a)	9	82
Delta Apparel Inc. (a)	2	52
Denny's Corporation (a)	9	149
Designer Brands Inc. - Class A (a)	12	171
Dick's Sporting Goods Inc.	3	339
Dillard's Inc. - Class A	3	515
Dine Brands Global Inc. (a)	1	112
Dorman Products Inc. (a)	6	597
Duluth Holdings Inc. - Class B (a)	1	16
Educational Development Corporation (a)	1	7
El Pollo Loco Holdings Inc. (a)	7	117
Escalade Inc. (a)	3	58
Ethan Allen Interiors Inc.	6	146
Everi Holdings Inc. (a)	12	288
Fiesta Restaurant Group, Inc. (a)	7	73
Flexsteel Industries Inc. (a)	1	36
Foot Locker, Inc.	19	858
Fossil Group, Inc. (a)	9	109
Fox Factory Holding Corp. (a)	3	497
Franchise Group, Inc. (a)	4	154
Frontdoor, Inc. (a)	11	475
Full House Resorts, Inc. (a)	2	18
Funko Inc. - Class A (a)	6	103
Garrett Motion Inc. (a)	4	27
Genesco Inc. (a)	3	179
Gentherm Incorporated (a)	7	534
G-III Apparel Group, Ltd. (a)	9	246
Gopro Inc. - Class A (a)	9	89
Graham Holdings Co. - Class B	1	321
Grand Canyon Education, Inc. (a)	9	777
Grantley Adams International Airport Inc. - Class A (a)	3	33
Green Brick Partners Inc. (a)	9	193
Group 1 Automotive Inc.	4	661
Guess Inc.	13	273
H & R Block, Inc.	24	599
Hamilton Beach Brands Holding Company - Class A	1	13
Hanesbrands Inc.	16	267
Harley-Davidson, Inc.	7	265
Haverty Furniture Cos. Inc.	4	133
Helen of Troy Ltd (a)	5	1,076
Hibbett Sports Inc. (a)	3	184
Hilton Grand Vacations Inc. (a)	12	592
Hooker Furniture Corp. (a)	3	78
Horizon Global Corporation (a)	1	9
Houghton Mifflin Harcourt Company (a)	22	298
Hovnanian Enterprises, Inc. - Class A (a)	1	49
iMedia Brands, Inc. - Class A (a)	3	16
Inspired Entertainment, Inc. (a)	4	47
Installed Building Products, Inc.	4	389
International Game Technology PLC	29	776
iRobot Corp. (a)	5	415
Jack in the Box Inc. (a)	3	252
Johnson Outdoors Inc. - Class A (a)	2	189
KB Home	17	656
Kirkland's Inc. (a) (c)	2	47
Kohl's Corporation	4	201
Kontoor Brands, Inc.	10	493
Lakeland Industries Inc. (a)	2	34
Lands' End, Inc. (a)	6	152
Laureate Education Inc. - Class A (a)	13	216
La-Z-Boy Inc.	9	276
Lazydays Holdings, Inc. (a)	3	59
LCI Industries	5	666
Legacy Housing Corporation (a)	5	97
Leggett & Platt Inc.	1	25
LGI Homes, Inc. (a)	5	710
Lifetime Brands, Inc. (a)	4	67
Lincoln Educational Services Corporation (a)	6	42
Lindblad Expeditions Holdings Inc. (a)	3	51
Liquidity Services, Inc. (a)	7	157
Lumber Liquidators, Inc. (a)	5	98
M/I Homes, Inc. (a)	3	146
Macy's, Inc.	59	1,328
Malibu Boats, Inc. - Class A (a)	4	295
Marine Products Corp.	4	47
MarineMax Inc. (a)	5	237
MasterCraft Boat Holdings, Inc. (a)	5	118
Mattel, Inc. (a)	8	144
MDC Holdings Inc.	13	620
Medifast, Inc.	2	291
Meritage Homes Corporation (a)	2	227
Modine Manufacturing Co. (a)	11	119
Monarch Casino & Resort Inc. (a)	2	139
Monro Inc. (a)	7	388
Motorcar Parts of America Inc. (a)	4	86
Movado Group Inc.	4	133
Murphy USA Inc.	5	838
Nathan's Famous Inc. (a)	1	44
National Vision Holdings, Inc. (a)	15	831
Nautilus, Inc. (a)	6	60
Noodles & Company - Class A (a)	8	93
Nordstrom Inc. (a)	6	159
Obh Inc. - Class A (a)	—	7
Obh Inc. - Class B (a)	1	94
Office Depot, Inc. (a)	8	306
Ollie's Bargain Outlet Holdings Inc. (a) (c)	12	732
OneSpaWorld Holdings Limited (a)	11	112
Oxford Industries Inc.	2	215
Papa John's International Inc. (a)	5	601
Party City Holdco Inc. (a)	14	100
Penske Automotive Group, Inc.	7	713

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Perdoceo Education Corporation (a)	18	193
PetMed Express Inc. (a) (c)	5	130
Planet Fitness, Inc. - Class A (a)	7	520
Playa Hotels & Resorts N.V. (a)	19	155
PlayAGS, Inc. (a)	7	53
PROG Holdings, Inc.	12	497
Purple Innovation, Inc. (a)	7	145
PVH Corp. (a)	—	24
Quotient Technology Inc. (a)	15	85
Qurate Retail, Inc. - Series A (a)	59	601
RCI Hospitality Holdings, Inc. (a)	2	161
Red Robin Gourmet Burgers, Inc. (a)	4	88
Red Rock Resorts, Inc. - Class A (a)	12	603
Regis Corp. (a) (c)	7	24
Rent-A-Center, Inc. (a)	8	462
Revolve Group - Class A (a)	6	389
Rocky Brands Inc. (a)	2	89
Rumbleon Inc. - Class B (a)	1	25
Ruth's Hospitality Group Inc. (a)	4	85
Sally Beauty Holdings, Inc. (a)	19	316
Scientific Games Corporation (a)	10	851
Seaworld Entertainment, Inc. (a)	7	377
Shake Shack Inc. - Class A (a)	5	390
Shoe Carnival Inc. (a)	8	250
Shutterstock Inc.	6	698
Signet Jewelers Limited	10	814
Skyline Corp. (a)	11	688
Sleep Number Corporation (a)	3	316
Smith & Wesson Brands, Inc. (a)	7	149
Sonic Automotive, Inc. - Class A	5	264
Sonos, Inc. (a)	17	548
Sportsman's Warehouse Holdings, Inc. (a)	6	110
Stamps.com Inc. (a)	—	107
Standard Motor Products Inc.	5	222
Steven Madden Ltd. (a)	12	465
Stitch Fix, Inc. - Class A (a)	3	127
Stoneridge, Inc. (a)	5	103
Strategic Education, Inc. (a)	2	107
Strattec Security Corp. (a)	1	33
Stride, Inc. (a)	7	265
Superior Industries International Inc. (a)	1	9
Superior Uniform Group Inc. (a)	3	80
Taylor Morrison Home II Corporation - Class A (a)	23	601
Tempur Sealy International, Inc.	13	626
Tenneco Inc. - Class A (a)	15	210
Terminix Global Hldgs Inc. (a)	16	664
Texas Roadhouse Inc. - Class A (a)	3	269
The Aaron's Company, Inc.	3	91
The Goodyear Tire & Rubber Company (a)	42	739
The Lovesac Company (a)	3	174
The One Group Hospitality, Inc. (a)	2	24
The Wendy's Company	32	689
Thor Industries Inc.	7	851
Tilly's Inc. - Class A (a)	6	89
TopBuild Corp. (a)	2	386
TRI Pointe Homes, Inc. (a)	21	445
Tuesday Morning Corporation (a) (c)	9	24
Tupperware Brands Corp. (a)	8	169
Unifi Inc. (a)	2	51
Universal Electronics Inc. (a)	3	128
Universal Technical Institute Inc. (a)	8	54
Urban Outfitters Inc. (a)	19	554
Veoneer, Inc. (a) (c)	2	61
Vera Bradley, Inc. (a)	8	73
Vincent Holding Corp. (a)	1	7
Vista Outdoor Inc. (a)	12	469
Visteon Corporation (a)	4	393
VOXX International Corporation - Class A (a)	3	32
Weyco Group Inc. (a)	1	14
Wingstop Inc. (a)	4	670
Winmark Corp. (a)	1	132
Winnebago Industries Inc.	6	416
Wolverine World Wide, Inc.	11	329
WW International, Inc. (a)	9	165
Wyndham Destinations, Inc.	12	633
Wyndham Hotels & Resorts, Inc.	4	289
XPEL, Inc. (a)	—	11
YETI Holdings, Inc. (a)	3	280
Zovio Inc. (a)	2	6
Zumiez Inc. (a)	5	200
		65,721
Information Technology 12.9%
2U, Inc. (a)	10	351
3D Systems Corporation (a)	16	442
A10 Networks, Inc. (a)	11	146
ACI Worldwide, Inc. (a)	25	763
ACM Research, Inc. - Class A (a)	1	81
ADS Alliance Data Systems, Inc.	9	897
ADTRAN, Inc. (a)	9	164
Advanced Energy Industries, Inc. (a)	8	705
Agilysys, Inc. (a)	3	183
Airgain, Inc. (a)	2	28
Akoustis Technologies, Inc. (a) (c)	6	54
Alarm.Com Holdings, Inc. (a)	7	566
Alpha and Omega Semiconductor Limited (a)	7	213
Altair Engineering Inc. - Class A (a)	7	467
Alteryx, Inc. - Class A (a)	2	148
Ambarella Inc. (a)	5	715
American Software, Inc. - Class A (a)	6	145
Amkor Technology, Inc. (a)	47	1,170
Amtech Systems, Inc. (a)	3	35
AppFolio, Inc. - Class A (a)	2	285
Applied Optoelectronics, Inc. (a)	2	11
Arlo Technologies, Inc. (a)	16	99
AstroNova, Inc. (a)	—	8
Asure Software, Inc. (a)	4	36
Avaya Holdings Corp. (a)	9	182
Aviat Networks, Inc. (a)	1	47
Avid Technology, Inc. (a)	9	248
Avnet, Inc. (a)	15	543
Aware Inc. (a)	5	20
Axcelis Technologies, Inc. (a)	4	207
AXT, Inc. (a)	6	53
Badger Meter, Inc.	4	365
Bel Fuse Inc. - Class B (a)	2	29
Belden Inc.	8	469
Benchmark Electronics, Inc.	5	138
Benefitfocus.Com, Inc. (a)	2	27
Blackbaud, Inc. (a)	7	516
BM Technologies, Inc. - Class A (a)	—	3
Bottomline Technologies Inc. (a)	6	220
Box, Inc. - Class A (a)	27	645
Brightcove Inc. (a)	9	105
Brooks Automation Inc. (a)	8	792
CACI International Inc. - Class A (a)	4	1,129
CalAmp Corp. (a)	4	38
Calix, Inc. (a)	11	537
Cambium Networks Corp. (a)	3	121
Cantaloupe, Inc. (a)	9	94
Casa Systems, Inc. (a)	18	121
Cass Information Systems, Inc. (a)	3	128
CDK Global, Inc. (a)	8	328
CEVA Inc. (a)	3	113
ChannelAdvisor Corp. (a)	8	202
Cirrus Logic Inc. (a)	10	801
Clearfield, Inc. (a)	3	140
Cloudera, Inc. (a)	3	41
CMC Materials Inc. (a)	6	709
Coda Octopus Group, Inc. (a)	1	10
Cognyte Software Ltd (a)	7	137
Coherent Inc. (a)	1	366
Cohu Inc. (a)	6	195
CommScope Holding Company, Inc. (a)	37	499
CommVault Systems Inc. (a)	5	388
Computer Task Group Inc. (a)	3	24
Comtech Telecommunications Corp. (a)	4	95
Concentrix Solutions Corporation (a)	—	84
Conduent Inc. (a)	38	253
CSG Systems International, Inc. (a)	7	318

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
CTS Corp.	6	193
Cyberoptics Corp. (a)	2	65
Daktronics Inc. (a)	10	57
Digi International Inc. (a)	5	100
Diodes Inc. (a)	9	821
DSP Group, Inc. (a)	4	83
DXC Technology Company (a)	1	30
DZS, Inc. (a)	5	58
Ebix Inc. (a)	3	81
EchoStar Corp. - Class A (a)	5	127
Egain Corporation (a)	6	61
EMCORE Corporation (a)	9	64
Envestnet, Inc. (a)	6	508
ePlus Inc. (a)	3	259
Euronet Worldwide Inc. (a)	1	88
EVERTEC, Inc.	9	417
EVO Payments, Inc. - Class A (a)	7	155
ExlService Holdings Inc. (a)	7	837
Extreme Networks, Inc. (a)	2	24
Fabrinet (a)	7	710
FARO Technologies Inc. (a)	2	137
FireEye, Inc. (a)	32	573
FormFactor Inc. (a)	12	461
Genasys Inc. (a)	7	38
GreenSky, Inc. - Class A (a)	12	137
GSI Technology, Inc. (a)	3	18
GTT Communications Inc. (a)	2	—
GTY Govtech, Inc. (a)	10	72
Hackett Group Inc. (a)	6	111
Harmonic, Inc. (a)	14	126
I3 Verticals, Inc. - Class A (a)	4	87
Ichor Holdings, Ltd. (a)	5	215
Identiv, Inc. (a)	4	78
IEC Electronics Corp. (a)	2	25
II-VI Incorporated (a)	—	25
Immersion Corp. (a)	5	36
Infinera Corporation (a)	27	227
Information Services Group, Inc. (a)	11	77
Innodata Inc. (a)	4	43
Insight Enterprises, Inc. (a)	7	589
Intelligent Systems Corporation (a) (c)	1	21
InterDigital Communications, Inc. (a)	4	265
International Money Express Inc. (a)	5	83
inTEST Corporation (a)	3	30
Intevac Inc. (a)	5	22
Issuer Direct Corporation (a)	1	23
Iteris, Inc. (a)	8	42
Itron Inc. (a)	7	500
J2 Cloud Services, LLC (a)	9	1,237
Jabil Inc.	3	165
JAMF Holding Corp. (a)	1	33
KBR, Inc.	27	1,077
Kimball Electronics Group, LLC (a)	6	164
Knowles Corporation (a)	12	221
Kulicke & Soffa Industries Inc. (a)	13	741
KVH Industries Inc. (a)	3	33
Lantronix, Inc. (a)	5	28
Lattice Semiconductor Corp. (a)	10	650
Limelight Networks, Inc. (a) (c)	11	25
Littelfuse Inc. (a)	2	644
Liveramp, Inc. (a)	8	376
Lumentum Holdings Inc. (a)	12	962
Luna Innovations Incorporated (a)	5	51
MACOM Technology Solutions Holdings, Inc. (a)	12	754
MagnaChip Semiconductor, Ltd. (a)	9	160
Mantech International Corp. - Class A (a)	4	294
MAXIMUS Inc.	9	726
MaxLinear, Inc. (a)	10	481
Methode Electronics Inc.	7	303
Mimecast Uk Limited (a)	8	497
Mitek Systems, Inc. (a)	8	140
Model N, Inc. (a)	3	88
Momentive Global Inc. (a)	11	224
MoneyGram International, Inc. (a)	19	149
N-Able, Inc. (a) (c)	1	13
NAPCO Security Technologies Inc. (a)	4	152
National Instruments Corp. (a)	19	755
NCR Corporation (a)	20	768
NeoPhotonics Corporation (a)	6	56
NETGEAR, Inc. (a)	6	188
NetScout Systems, Inc. (a)	10	262
Network-1 Technologies, Inc.	3	8
New Relic, Inc. (a)	4	253
Nlight, Inc. (a)	6	171
Novantas Inc. (a)	6	863
NVE Corp. (a)	1	65
One Stop Systems, Inc. (a) (c)	1	7
Onespan, Inc. (a)	8	150
Onto Innovation Inc. (a)	7	493
OSI Systems Inc. (a)	4	338
Pagerduty, Inc. (a)	2	88
PAR Technology Corp. (a) (c)	1	62
Paysign, Inc. (a)	3	9
PC Connection, Inc. (a)	3	141
PC-Tel, Inc. (a)	3	17
PDF Solutions Inc. (a)	5	121
Perficient, Inc. (a)	6	663
PFSweb Inc. (a)	2	30
Photronics Inc. (a)	3	44
Ping Identity Holding Corp. (a)	10	250
Pixelworks, Inc. (a)	10	46
Plantronics Inc. (a)	3	88
Plexus Corp. (a)	5	461
Power Integrations Inc. (a)	9	873
Powerfleet Inc. (a)	6	44
Progress Software Corp. (a)	6	295
Q2 Holdings, Inc. (a)	5	374
QAD Inc. - Class A (a)	—	17
Qualys, Inc. (a)	6	659
Rambus Inc. (a)	15	330
RealNetworks, Inc. (a)	7	12
Ribbon Communications Inc. (a)	23	135
Richardson Electronics Ltd. (a)	1	13
Rimini Street, Inc. (a)	12	117
Rogers Corp. (a)	3	495
SailPoint Technologies Holdings, Inc. (a)	12	507
Sanmina Corp. (a)	12	474
Sapiens International Corporation N.V. (a)	10	281
ScanSource Inc. (a)	6	202
Science Applications International Corp.	10	815
Semtech Corp. (a)	8	651
Servicesource International, Inc. (a)	4	6
ShotSpotter, Inc. (a)	2	89
Silicon Laboratories Inc. (a)	1	152
Sitime Corporation (a)	—	18
SMART Global Holdings, Inc. (a)	3	143
Smith Micro Software, Inc. (a)	10	49
SolarWinds Corporation (a)	3	51
SPS Commerce, Inc. (a)	5	809
StarTek, Inc. (a)	6	33
Stratasys, Inc. (a)	4	94
Super Micro Computer, Inc. (a)	6	224
Switch Inc - Class A	16	400
Synaptics Incorporated (a)	7	1,245
SYNNEX Corporation	5	525
Teradata Corporation (a)	20	1,134
Tessco Technologies Inc. (a)	—	3
Transact Technologies Inc. (a)	—	3
TTEC Holdings, Inc. (a)	7	683
TTM Technologies, Inc. (a)	13	165
Tucows Inc. - Class A (a)	1	45
Ultra Clean Holdings, Inc. (a)	9	373
Unisys Corp. (a)	10	256
Upland Software, Inc. (a)	4	120
Upstate Property Rentals, LLC (a)	5	525
Usio, Inc. (a)	5	28
Varonis Systems, Inc. (a)	2	127
Veeco Instruments Inc. (a)	5	121
Verint Systems Inc. (a)	9	394
Verra Mobility Corporation - Class A (a)	23	345

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
ViaSat, Inc. (a)	13	734
Viavi Solutions Inc. (a)	43	672
VirnetX Holding Corporation (a) (c)	2	9
Vishay Intertechnology Inc.	24	490
Vishay Precision Group, Inc. (a)	2	63
Vontier Corporation	23	773
Wayside Technology Group Inc. (a)	—	9
Xerox Holdings Corporation (a)	25	499
Xperi Holding Corporation (a)	4	71
Zix Corporation (a)	11	75
		62,625
Materials 6.3%
Advanced Emissions Solutions, Inc. (a)	3	22
AdvanSix Inc.	8	303
AgroFresh Solutions, Inc. (a)	4	10
Alcoa Corporation (a)	26	1,289
Allegheny Technologies Incorporated (a)	27	442
Alpha Metallurgical Resources, Inc. (a)	5	246
American Vanguard Corporation	5	76
Ampco-Pittsburgh Corporation (a)	3	13
Andina Acquisition Corporation (a)	12	261
Arconic Corporation (a)	20	645
Ashland Global Holdings Inc.	9	775
Avient Corporation	16	759
Balchem Corporation (a)	6	886
Cabot Corp.	9	431
Carpenter Technology Corp.	6	201
Century Aluminum Co. (a)	15	202
Chase Corporation	2	210
Clearwater Paper Corporation (a)	2	74
Coeur d'Alene Mines Corp. (a)	49	300
Commercial Metals Co.	22	672
Compass Minerals International, Inc.	5	346
Comstock Mining Inc. (a) (c)	6	17
Core Molding Technologies Inc. (a)	—	2
Domtar Corp. (a)	7	376
Eagle Materials Inc.	8	1,030
Element Solutions, Inc.	45	982
Ferro Corporation (a)	13	273
Ferroglobe PLC (a)	44	380
Ferroglobe Rep and Warranty Insurance Trust (a) (d)	9	—
Flotek Industries Inc. (a)	5	6
Forterra, Inc. (a)	5	126
Fortitude Gold Corporation (a)	2	15
Friedman Industries, Incorporated	2	18
FutureFuel Corp.	10	74
GCP Applied Technologies Inc. (a)	10	226
Glatfelter Corporation	6	84
Gold Resource Corporation	18	28
Graphic Packaging Holding Company	55	1,049
Greif Inc. - Class A	5	331
Greif Inc. - Class B	2	161
H.B. Fuller Company	10	622
Hawkins Inc. (a)	5	159
Haynes International Inc. (a)	3	110
Hecla Mining Co.	70	385
Huntsman Corp.	12	352
Ingevity Corporation (a)	6	444
Innospec Inc. (a)	3	274
Intrepid Potash, Inc. (a)	2	74
Kaiser Aluminum Corporation (a)	2	211
Koppers Holdings Inc. (a)	4	135
Kraton Corporation (a)	6	294
Kronos Worldwide, Inc.	13	160
Livent Corporation (a)	17	382
Louisiana-Pacific Corp.	15	951
LSB Industries Inc. (a)	3	30
Materion Corp.	2	170
Mercer International Inc. (a)	18	205
Minera Andes Inc. (a)	4	4
Minerals Technologies Inc.	6	426
Myers Industries Inc.	9	175
Neenah Inc.	2	107
NewMarket Corp.	2	581
Nexa Resources S.A. (c)	7	54
O-I Glass, Inc. (a)	20	283
Olin Corporation	20	944
Olympic Steel, Inc. (a)	3	67
Orion Engineered Carbons Finance & Co. S.C.A. (a)	1	19
Park Aerospace Technologies Corp. (a)	3	35
PQ Group Holdings Inc. (a)	15	172
Quaker Chemical Corp.	3	600
Ranpak Holdings Corp - Class A (a)	15	411
Rayonier Advanced Materials Inc. (a)	17	124
Resolute Forest Products Inc. (a)	19	223
Ryerson Holding Corp.	9	204
Schnitzer Steel Industries Inc. - Class A (a)	5	218
Schweitzer-Mauduit International Inc.	4	132
Select Interior Concepts, Inc. - Class A (a)	4	62
Sensient Technologies Corporation	8	716
Silgan Holdings Inc. (a)	21	803
Smith-Midland Corporation (a)	1	8
Stepan Co.	4	462
Summit Materials, Inc. - Class A (a)	21	683
SunCoke Energy, Inc.	23	142
Synalloy Corp. (a)	2	18
The Chemours Company	25	727
TimkenSteel Corp. (a)	12	153
Trecora Resources (a)	6	45
Tredegar Corp.	8	103
Trinseo S.A.	7	368
Tronox Holdings PLC	28	699
UFP Technologies Inc. (a)	1	92
United States Lime & Minerals Inc. (a)	1	165
United States Steel Corporation	38	832
Universal Stainless & Alloy Products Inc. (a)	1	11
Valvoline, Inc.	25	771
Venator Materials PLC (a)	23	67
Verso Corporation - Class A	8	174
Warrior Met Coal, Inc.	8	194
Worthington Industries Inc.	7	376
		30,749
Energy 5.3%
Adams Resources & Energy, Inc.	1	24
Alto Ingredients, Inc. (a)	10	49
Altus Midstream LP - Class A (a)	—	27
Antero Midstream Corporation	84	879
Antero Resources Corporation (a)	60	1,122
Apa Corp. (a)	8	170
Arch Resources, Inc. - Class A (a)	5	419
Archrock, Inc.	35	288
Aspen Aerogels, Inc. (a)	5	222
Berry Corporation (Bry) (a)	18	132
Bonanza Creek Energy, Inc.	2	92
Brigham Minerals, Inc. - Class A	4	84
Bristow Group Inc. (a)	2	72
Cabot Oil & Gas Corp.	11	230
Cactus Inc. - Class A	8	294
California Resources Corporation (a)	3	115
Callon Petroleum Company (a)	7	361
Centennial Resource Development, LLC - Class A (a)	49	330
Centrus Energy Corp. - Class A (a) (c)	3	98
ChampionX Corporation (a)	29	644
Chesapeake Energy Corporation (a)	3	186
Cimarex Energy Co.	10	878
Clean Energy Fuels Corp. (a)	27	218
CNX Resources Corporation (a)	32	399
Comstock Resources, Inc. (a)	39	404
CONSOL Mining Corporation (a)	9	232
Contango Oil & Gas Company (a)	3	14
Core Laboratories N.V.	8	217
CVR Energy, Inc. (a)	11	180
Dawson Geophysical Co. (a)	2	4
Delek US Holdings, Inc. (a)	12	220
Denbury Inc. (a)	10	676
DHT Holdings, Inc.	30	194
DMC Global Inc. (a)	3	104

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Dorian LPG Ltd. (a)	12	145
Dril-Quip Inc. (a)	7	171
Earthstone Energy, Inc. - Class A (a)	12	107
Enlink Midstream, LLC	76	516
EQT Corporation (a)	10	201
Equitrans Midstream Corp.	77	776
Evolution Petroleum Corporation	3	18
Exterran Trinidad LLC (a)	6	28
Falcon Minerals Corporation - Class A (a)	6	28
Forum Energy Technologies, Inc. (a)	1	33
Frank's International N.V. (a)	37	108
FTS International, Inc. - Class A (a)	2	38
Geospace Technologies Corporation (a)	2	20
Goodrich Petroleum Corporation (a)	2	57
Green Plains Renewable Energy Inc. (a)	8	263
Gulf Island Fabrication Inc. (a)	2	6
Gulfport Energy Operating Corporation (a)	1	92
Helix Energy Solutions Group, Inc. (a)	22	86
Helmerich & Payne Inc.	16	445
HollyFrontier Corp. (a)	23	765
Independence Contract Drilling, Inc. (a)	—	1
International Seaways, Inc.	6	101
Kosmos Energy Ltd. (a)	80	236
Laredo Petroleum, Inc. (a)	2	144
Liberty Oilfield Services Inc. - Class A (a)	22	270
Magnolia Oil & Gas Corp. - Class A	33	584
Mammoth Energy Services, Inc. (a) (c)	1	3
Matador Resources Co.	22	827
Matrix Service Co. (a)	6	66
Murphy Oil Corporation	28	689
Nabors Industries Ltd (a)	1	64
NACCO Industries Inc. - Class A	1	27
Natural Gas Services Group, Inc. (a)	1	11
Newpark Resources Inc. (a)	20	65
NextDecade, LLC (a) (c)	5	14
NexTier Oilfield Solutions Inc. (a)	41	187
Nordic American Tankers Limited	19	48
NOV Inc. (a)	39	509
Oasis Petroleum Inc. (a)	2	203
Oceaneering International, Inc. (a)	19	248
Oil States International Inc. (a)	9	56
Overseas Shipholding Group, Inc. - Class A (a)	17	36
Par Pacific Holdings, Inc. (a)	10	162
Patterson-UTI Energy Inc. (a)	22	202
PBF Energy Inc. - Class A (a)	14	178
PDC Energy, Inc. (a)	17	819
Peabody Energy Corp. (a)	23	337
Penn Virginia Corporation (a)	1	37
Phx Minerals Inc. - Class A	5	15
Primeenergy Resources Corporation (a)	—	6
Propetro Holding Corp. (a)	21	186
Range Resources Corporation (a)	47	1,075
Reg Biofuels, LLC (a)	7	342
REX Stores Corp. (a)	1	65
Ring Energy Inc. (a) (c)	18	54
RPC Inc. (a)	29	143
SandRidge Energy, Inc. (a)	8	102
Scorpio Tankers Inc.	10	189
SEACOR Marine Holdings Inc. (a)	1	6
Select Energy Services, Inc. - Class A (a)	16	84
SFL Corporation Ltd.	18	147
SilverBow Resources, Inc. (a)	3	65
SM Energy Company	21	553
Solaris Oilfield Infrastructure, Inc. - Class A	4	36
Southwestern Energy Co. (a)	114	630
Talos Energy Inc. (a)	17	235
Targa Resources Corp.	—	22
Technip Energies N.V. - ADR (a)	6	88
TechnipFMC PLC	57	427
Teekay Tankers Ltd. - Class A (a)	7	101
TETRA Technologies, Inc. (a)	34	106
Tidewater Inc. (a)	8	97
Transocean Ltd. (a) (b)	81	308
TravelCenters of America, Inc. (a)	3	161
U.S. Silica Holdings, Inc. (a)	16	130
Uranium Energy Corp. (a) (c)	35	107
VAALCO Energy, Inc. (a)	13	38
Vertex Energy, Inc. (a)	6	32
W&T Offshore, Inc. (a)	9	33
Weatherford International Public Limited Company (a)	1	18
Whiting Petroleum Corporation (a)	7	410
World Fuel Services Corp.	8	278
		25,894
Consumer Staples 4.0%
Alico, Inc. (a)	2	52
B&G Foods, Inc. (c)	3	92
Bellring Brands, LLC - Class A (a)	4	110
Bioceres Crop Solutions Corp. (a) (c)	1	11
BJ's Wholesale Club Holdings, Inc. (a)	18	1,002
Calavo Growers Inc. (a)	4	172
Cal-Maine Foods Inc. (a)	6	222
Celsius Holdings, Inc. (a)	10	946
Central Garden & Pet Co. (a)	2	104
Central Garden & Pet Co. - Class A (a)	8	331
Coca-Cola Consolidated Inc. (a)	1	437
Coty Inc. - Class A (a)	38	296
Del Monte Fresh Produce Company	8	243
E.L.F. Beauty, Inc. (a)	5	145
Edgewell Personal Care Colombia S A S	8	294
Energizer Holdings, Inc.	7	291
Farmer Bros. Co. (a)	4	36
Flowers Foods Inc.	40	951
Freshpet Inc. (a)	1	153
Grocery Outlet Holding Corp. (a)	16	353
Hain Celestial Group Inc. (a)	14	593
Herbalife Nutrition Ltd. (a)	13	543
Hostess Brands, Inc. - Class A (a)	17	290
Ingles Markets Inc. - Class A (a)	3	184
Ingredion Inc.	8	724
Inter Parfums Inc. (a)	3	229
J&J Snack Foods Corp. (a)	3	408
John B. Sanfilippo & Son Inc. (a)	2	165
Lancaster Colony Corp. (a)	4	613
Landec Corp. (a)	5	44
LifeVantage Corporation (a)	2	12
Limoneira Co. (a)	4	58
MGPI Processing, Inc. (a)	3	217
National Beverage Corp. (a)	9	484
Natural Alternatives International Inc. (a)	1	12
Natural Grocers By Vitamin Cottage, Inc.	5	54
Natural Health Trends Corp. (a)	1	6
Nature's Sunshine Products Inc. (a)	5	73
Newage, Inc. (a)	26	36
Nu Skin Enterprises, Inc. - Class A	7	302
Oil-Dri Corp. of America	—	14
Performance Food Group, Inc. (a)	14	663
Pilgrim's Pride Corporation (a)	24	699
PriceSmart Inc. (a)	6	480
Rite Aid Corporation (a)	12	169
Rocky Mountain Chocolate Factory, Inc. (a)	1	11
Sanderson Farms Inc. (a)	4	780
Seaboard Corp.	—	504
Seneca Foods Corp. - Class A (a)	2	79
SpartanNash Co. (a)	6	138
Spectrum Brands Legacy, Inc.	8	740
Sprouts Farmers Market, Inc. (a)	22	507
The Andersons, Inc. (a)	7	229
The Chefs' Warehouse, Inc. (a)	4	141
The Simply Good Foods Company (a)	14	474
Tootsie Roll Industries Inc. (c)	5	142
Treehouse Foods, Inc. (a)	8	310
Turning Point Brands, Inc.	3	131
United Natural Foods Inc. (a)	11	512
United-Guardian Inc. (a)	—	2
Universal Corp.	3	144
USANA Health Sciences, Inc. (a)	4	354
Vector Group Ltd.	26	335
Village Super Market Inc. - Class A (a)	2	47
WD-40 Co. (a)	2	410

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Weis Markets Inc.	5	263
		19,566
Communication Services 2.8%
AMC Networks, Inc. - Class A (a)	6	291
Anterix Inc. (a)	5	308
ATN International Limited (a)	3	119
Audacy, Inc. - Class A (a)	34	127
Bandwidth Inc. - Class A (a)	—	45
Boston Omaha Corporation - Class A (a)	5	180
Cargurus Inc. - Class A (a)	12	369
Cars.com Inc. (a)	11	142
Cinemark Holdings, Inc. (a)	16	301
Cogent Communications Group, Inc. (a)	7	502
comScore, Inc. (a)	15	57
Consolidated Communications Holdings Inc. (a)	20	181
Cumulus Media Inc. - Class A (a)	3	41
Daily Journal Corp. (a)	—	77
DHI Group, Inc. (a)	12	58
Dolphin Entertainment, LLC (a)	2	28
Emerald Holding, Inc. (a)	1	5
Entravision Communications Corporation - Class A	9	63
Eventbrite, Inc. - Class A (a)	3	63
EW Scripps Co. - Class A (a)	13	232
Fluent Inc. (a)	18	41
Gannett Media Corp. (a)	17	113
Globalstar, Inc. (a) (c)	61	102
Gray Television, Inc.	17	387
Hemisphere Media Group, Inc. - Class A (a)	5	62
IDT Corp. - Class B (a)	5	214
iHeartMedia, Inc. - Class A (a)	23	574
IMAX Corporation (a)	11	211
Iridium Communications Inc. (a)	27	1,070
John Wiley & Sons Inc. - Class A	7	376
Lee Enterprises, Incorporated (a)	1	26
Liberty Braves Group - Series A (a)	1	38
Liberty Braves Group - Series C (a)	6	147
Liberty Latin America Ltd. - Class A (a)	10	127
Liberty Latin America Ltd. - Class C (a)	32	424
Lions Gate Entertainment Corp. - Class A (a)	16	220
Lions Gate Entertainment Corp. - Class B (a)	25	328
Loral Spacecom Corporation (a)	2	101
Madison Square Garden Entertainment Corp. - Class A (a)	3	238
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a) (c)	3	57
Meredith Corporation (a)	6	356
National CineMedia, Inc. (a)	7	25
Nexstar Media Group, Inc. - Class A (a)	7	1,095
Ooma, Inc. (a)	2	36
QuinStreet, Inc. (a)	9	150
Reading International Inc. - Class A (a)	2	12
Saga Communications Inc. - Class A (a)	—	6
Scholastic Corp. (a)	2	78
Sciplay Corporation - Class A (a)	3	58
Shenandoah Telecommunications Company (a)	6	194
Spok Holdings, Inc. (a)	1	11
TechTarget, Inc. (a)	4	296
TEGNA Inc.	40	789
Telephone & Data Systems Inc.	18	357
Thryv Holdings, Inc. (a)	4	126
Townsquare Media Inc. - Class A (a)	3	42
Travelzoo (a)	2	23
TripAdvisor Inc. (a)	12	404
Truecar, Inc. (a)	16	67
Urban One, Inc. - Class D (a)	2	10
US Cellular Corp. (a)	7	229
Vonage Holdings Corp. (a)	30	487
WideOpenWest, Inc. (a)	2	41
World Wrestling Entertainment, Inc. - Class A	8	429
Yelp Inc. (a)	10	371
Zedge, Inc. - Class B (a)	1	15
		13,752
Utilities 2.7%
ALLETE, Inc.	7	443
American States Water Company	5	445
Artesian Resources Corporation - Class A (a)	2	80
Atlantica Yield PLC (a)	15	532
Avista Corporation	9	360
Black Hills Corporation	10	642
Brookfield Renewable Corporation - Class A (a)	6	249
California Water Service Group	8	464
Chesapeake Utilities Corporation	2	290
Clearway Energy, Inc. - Class A	4	126
Clearway Energy, Inc. - Class C	11	338
Genie Energy Ltd. - Class B (a)	3	23
Hawaiian Electric Industries Inc.	16	642
IDACORP Inc.	8	785
MDU Resources Group Inc.	12	343
MGE Energy, Inc. (a)	5	384
Middlesex Water Co. (a)	2	246
National Fuel Gas Company	13	683
New Jersey Resources Corp.	19	646
Northwest Natural Holding Company	4	186
NorthWestern Corp. (a)	8	459
OGE Energy Corp.	7	217
One Gas, Inc.	7	468
Ormat Technologies Inc.	9	574
Otter Tail Corp. (a)	7	376
PNM Resources, Inc.	5	234
Portland General Electric Co.	14	659
Pure Cycle Corporation (a)	3	45
RGC Resources, Inc. (a)	1	30
SJW Corp.	4	233
South Jersey Industries Inc.	15	314
Southwest Gas Corp.	8	552
Spire, Inc.	7	438
Sunnova Energy International Inc. (a)	16	517
Unitil Corp.	3	117
Via Renewables, Inc. - Class A (a)	3	29
York Water Co. (a)	2	106
		13,275
Real Estate 0.9%
Cushman & Wakefield PLC (a)	42	780
Dwight A. Walker Real Estate, Inc. - Class A	4	122
eXp World Holdings, Inc. (a)	3	103
First Industrial Realty Trust, Inc. (a)	1	62
Five Point Holdings, LLC - Class A (a)	16	128
Florida Rock Properties, Inc. (a)	2	121
Forestar Group Inc. (a)	8	142
Kennedy-Wilson Holdings Inc.	20	412
Marcus & Millichap Inc. (a)	6	261
Maui Land & Pineapple Co. Inc. (a)	1	11
Newmark Group, Inc. - Class A (a)	28	401
Rafael Holdings, Inc. - Class B (a) (c)	4	108
Realogy Holdings Corp. (a)	21	374
St. Joe Co.	9	374
Tejon Ranch Co. (a)	4	76
The Howard Hughes Corporation (a)	6	527
The RMR Group Inc. - Class A (a)	2	81
		4,083
Total Common Stocks (cost $431,611)		484,312
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (a) (e)	1	43
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 03/15/31 (a)	—	17
Total Preferred Stocks (cost $60)		60
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (d)	11	17
First Eagle Private Credit, LLC (a) (d)	3	—
Lantheus Holdings, Inc. (a) (d)	3	1
Pfenex Inc. (a) (d)	2	2
ZAGG Inc (a) (d)	4	—
Total Rights (cost $1)		20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
WARRANTS 0.0%
Nabors Industries Ltd (a) (c)	—	2
Total Warrants (cost $0)		2
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.8%
JNL Government Money Market Fund, 0.01% (f) (g)	3,735	3,735
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.01% (f) (g)	2,614	2,614
Total Short Term Investments (cost $6,349)		6,349
Total Investments 101.1% (cost $438,021)		490,743
Other Assets and Liabilities, Net (1.1)%		(5,250)
Total Net Assets 100.0%		485,493

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	06/21/19	88	107	—
Transocean Ltd.	03/02/21	315	308	0.1
		403	415	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	484,279	—	33	484,312
Preferred Stocks	60	—	—	60
Rights	—	—	20	20
Warrants	2	—	—	2
Short Term Investments	6,349	—	—	6,349
	490,690	—	53	490,743

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 38.0%
U.S. Treasury Note 16.3%
Treasury, United States Department of
0.13%, 10/31/22 - 01/15/24	178,610	178,418
0.25%, 09/30/23 - 11/15/23	53,620	53,573
2.25%, 04/30/24	2,510	2,628
0.38%, 09/15/24 - 11/30/25	126,860	125,801
1.50%, 11/30/24 - 02/15/30	39,090	40,205
1.38%, 01/31/25	2,860	2,932
0.75%, 03/31/26 - 01/31/28	12,430	12,277
0.88%, 09/30/26	48,600	48,342
1.63%, 11/30/26 - 05/15/31	8,760	8,937
1.75%, 12/31/26 - 11/15/29	4,050	4,187
0.63%, 03/31/27 - 08/15/30	9,420	8,899
0.50%, 06/30/27	43,520	42,010
1.25%, 09/30/28 - 08/15/31	60,350	59,880
2.63%, 02/15/29	2,660	2,901
2.38%, 05/15/29	2,690	2,888
		593,878
Mortgage-Backed Securities 9.5%
Federal Home Loan Mortgage Corporation
2.40%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/34 - 07/01/47	75,559	79,772
2.50%, 09/01/34	2,975	3,129
1.50%, 03/01/36	9,254	9,348
2.00%, 09/01/41	14,937	15,271
3.50%, 10/01/47	14,638	15,557
4.00%, 10/01/48	3,598	3,858
Federal National Mortgage Association, Inc.
4.00%, 03/01/22 - 01/01/46	4,750	5,030
5.50%, 04/01/22 - 09/01/25	26	29
4.50%, 06/01/22 - 07/01/42	3,713	4,035
2.14%, 10/01/29	19,300	19,895
2.28%, 11/01/29	10,700	11,137
2.37%, 12/01/29	12,200	12,782
2.26%, 01/01/30	4,700	4,884
3.00%, 07/01/34 - 04/01/47	8,832	9,331
2.50%, 08/01/34 - 10/01/50	37,863	39,600
1.82%, (1 Year USD LIBOR + 1.45%), 01/01/35 (a)	169	174
2.33%, (1 Year Treasury + 2.24%), 01/01/36 (a)	2,264	2,390
5.00%, 12/01/38 - 04/01/44	699	792
1.30%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	71	72
2.00%, 11/01/50 - 03/01/51	47,668	48,039
2.00%, 08/01/51 (b)	16,925	17,086
2.50%, 09/01/51 (b)	36,596	38,269
Government National Mortgage Association
1.87%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	9	9
2.00%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	22	22
5.00%, 02/15/38 - 07/15/39	4,944	5,605
3.00%, 11/15/44 - 07/15/45	1,397	1,485
		347,601
Sovereign 5.2%
Abu Dhabi, Government of
3.13%, 04/16/30 (c)	1,000	1,087
1.70%, 03/02/31 (d)	1,000	967
3.13%, 09/30/49 (d)	2,000	2,011
3.88%, 04/16/50 (d)	600	687
Assembleia da Republica
2.88%, 10/15/25, EUR (d)	656	864
1.95%, 06/15/29, EUR (d)	1,000	1,332
0.48%, 10/18/30, EUR (d)	3,090	3,667
Bundesrepublik Deutschland
0.00%, 02/15/30 - 08/15/30, EUR	4,947	5,885
0.00%, 02/15/31, EUR (d)	2,380	2,821
Cabinet Office, Government of Japan
0.10%, 03/20/28, JPY	410,000	3,722
1.90%, 12/20/28 - 03/20/31, JPY	448,000	4,631
1.60%, 03/20/33 - 12/20/33, JPY	384,000	4,036
1.50%, 06/20/34, JPY	350,000	3,664
1.30%, 06/20/35, JPY	385,000	3,965
1.20%, 09/20/35, JPY	154,600	1,575
0.50%, 03/20/38, JPY	697,900	6,449
Canada, Government of
1.50%, 06/01/23, CAD	1,520	1,221
0.25%, 03/01/26, CAD	2,830	2,160
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	1,300	1,289
3.30%, 03/11/41	1,050	1,017
3.55%, 03/10/51 (e)	1,000	987
Commonwealth of Australia
2.75%, 04/21/24, AUD	1,840	1,421
1.00%, 12/21/30, AUD (d)	5,070	3,535
1.50%, 06/21/31, AUD	610	443
Estado Espanol
0.35%, 07/30/23, EUR	890	1,048
1.60%, 04/30/25, EUR (d)	1,100	1,368
1.30%, 10/31/26, EUR	1,360	1,700
0.60%, 10/31/29, EUR	900	1,078
0.50%, 04/30/30, EUR (d)	2,000	2,368
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/25, EUR (d)	1,640	1,998
1.00%, 06/22/26, EUR (d)	2,270	2,815
0.90%, 06/22/29, EUR (d)	2,170	2,720
Gobierno de la Republica de Chile
2.55%, 01/27/32	200	198
3.10%, 05/07/41	200	193
3.50%, 01/25/50	1,000	987
3.10%, 01/22/61 (e)	5,000	4,524
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 09/05/24, MXN	51,300	2,579
4.15%, 03/28/27	1,770	1,993
3.75%, 01/11/28	4,650	5,069
2.66%, 05/24/31	1,500	1,444
7.75%, 05/29/31, MXN	30,900	1,535
4.28%, 08/14/41	2,800	2,847
4.60%, 02/10/48	2,500	2,584
4.50%, 01/31/50	1,400	1,435
3.77%, 05/24/61	2,950	2,632
Government of the Republic of Panama
2.25%, 09/29/32	1,200	1,131
4.30%, 04/29/53	1,700	1,804
4.50%, 04/01/56	500	544
3.87%, 07/23/60	3,700	3,631
Ireland, Government of
1.00%, 05/15/26, EUR (d)	1,640	2,026
0.90%, 05/15/28, EUR (d)	1,800	2,240
Koztarsasagi Elnoki Hivatal
2.50%, 10/24/24, HUF	497,300	1,614
Malaysia Sukuk Global Berhad
2.07%, 04/28/31 (d)	1,050	1,042
2.07%, 04/28/31 (c)	800	794
3.08%, 04/28/51 (c) (e)	500	508
Mexico Government International Bond
4.35%, 01/15/47	600	604
Ministry of Defence State of Israel
4.25%, 03/31/23, ILS	5,690	1,875
2.00%, 03/31/27, ILS	6,770	2,246
New Zealand Government
2.75%, 04/15/25, NZD	1,180	853
New Zealand Parliament
1.50%, 05/15/31, NZD	3,510	2,314
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.55%, 06/09/31 (c)	3,100	3,143
3.80%, 06/23/50 (d)	1,700	1,730
Presidencia Da Republica Federativa Do Brasil
3.75%, 09/12/31 (e)	2,500	2,378
5.00%, 01/27/45	1,500	1,399
5.63%, 02/21/47	1,900	1,900

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Presidencia de la República de Colombia
3.13%, 04/15/31	1,500	1,406
3.25%, 04/22/32	1,800	1,683
5.00%, 06/15/45	1,000	976
4.13%, 05/15/51	2,900	2,482
Presidencia de la Republica Dominicana
5.88%, 01/30/60 (d)	300	293
Republique Francaise Presidence
0.25%, 11/25/26, EUR (d)	885	1,059
1.00%, 05/25/27, EUR (d)	305	380
0.50%, 05/25/29, EUR (d)	300	364
0.00%, 11/25/29, EUR (d) (f)	3,900	4,539
1.50%, 05/25/31, EUR (d)	2,780	3,660
Saudi Arabia, Government of
2.90%, 10/22/25 (c)	2,000	2,130
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (d)	500	500
2.88%, 03/04/23 (d)	1,400	1,444
2.25%, 02/02/33 (d)	200	195
3.75%, 01/21/55 (d)	200	208
3.45%, 02/02/61 (d)	5,750	5,644
South Africa, Parliament of
8.00%, 01/31/30, ZAR	12,580	777
8.88%, 02/28/35, ZAR	14,300	844
The Korea Development Bank
1.00%, 09/09/26	700	693
1.63%, 01/19/31 (e)	1,200	1,174
The Philippines, Government of
2.46%, 05/05/30	1,200	1,224
1.65%, 06/10/31 (e)	2,100	2,001
3.70%, 03/01/41 - 02/02/42	3,950	4,182
2.95%, 05/05/45	700	666
2.65%, 12/10/45	800	732
The Republic of Indonesia, The Government of
4.35%, 01/11/48	600	668
3.70%, 10/30/49	2,900	2,944
The State of Qatar
3.38%, 03/14/24 (d)	1,600	1,700
Urad Vlady CR
0.45%, 10/25/23, CZK	26,700	1,183
1.25%, 02/14/25, CZK	18,000	797
2.40%, 09/17/25, CZK	44,100	2,032
Urzad Rady Ministrow
2.50%, 04/25/24, PLN	3,700	967
3.25%, 07/25/25, PLN	12,670	3,424
		189,298
U.S. Treasury Bond 4.8%
Treasury, United States Department of
4.75%, 02/15/37	16,500	23,283
2.25%, 05/15/41	41,200	42,854
2.75%, 11/15/42 - 11/15/47	25,050	28,442
1.25%, 05/15/50	55,350	45,292
2.00%, 08/15/51	37,000	36,370
		176,241
Collateralized Mortgage Obligations 2.0%
Federal Home Loan Mortgage Corporation
Series JZ-1507, REMIC, 7.00%, 05/15/23	6	6
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,805	1,960
Series QD-4076, REMIC, 2.50%, 11/15/41	1,019	1,032
Series ZL-3979, REMIC, 3.50%, 01/15/42	2,220	2,322
Series AG-4729, REMIC, 3.00%, 01/15/44	3,453	3,456
Series Z-4966, REMIC, 2.50%, 04/25/50	15,884	16,165
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	6,693	7,274
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 1.95%, 05/25/35 (a)	11	11
Series 2020-2M2-R02, REMIC, 2.09%, (1 Month USD LIBOR + 2.00%), 01/25/40 (a)	8,345	8,376
Series 2014-A-23, REMIC, 3.00%, 05/25/44	6,762	7,042
Series 2018-PO-21, REMIC, 0.00%, 04/25/48	9,226	8,422
Series 2018-A-33, REMIC, 3.00%, 05/25/48	7,211	7,575
Government National Mortgage Association
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	9,216	9,519
		73,160
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,646
Treasury Inflation Indexed Securities 0.1%
France Government Inflation Indexed Bond
0.70%, 07/25/30, EUR (d) (g)	1,480	2,118
Commercial Mortgage-Backed Securities 0.0%
Government National Mortgage Association
Interest Only, Series 2021-IO-164, REMIC, 0.97%, 10/16/63 (a)	14,463	1,279
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2003-1-20I, 5.13%, 09/01/23	1	1
Series 2004-1-20F, 5.52%, 06/01/24	31	33
		34
Total Government And Agency Obligations (cost $1,382,690)		1,386,255
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.1%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 0.20%, (1 Month USD LIBOR + 0.11%), 01/25/37 (a) (h)	3,317	2,240
Series 2007-A1A-WMC1, REMIC, 1.34%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (h)	3,035	2,642
Aimco CLO
Series 2018-D-AA, 2.68%, (3 Month USD LIBOR + 2.55%), 04/17/31 (a)	1,000	989
AIMCO CLO 10 Ltd
Series 2019-DR-10A, 3.02%, (3 Month USD LIBOR + 2.90%), 07/22/32 (a)	2,000	2,000
AIMCO CLO Series 2018-A
Series 2018-B-AA, 1.53%, (3 Month USD LIBOR + 1.40%), 04/17/31 (a)	2,500	2,493
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 3.18%, (1 Month USD LIBOR + 3.10%), 04/15/26 (a)	1,000	1,003
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 1.09%, (1 Month USD LIBOR + 1.00%), 08/25/35 (a)	5,553	3,135
Series 2005-1A2-27, REMIC, 1.49%, (12 Month Treasury Average + 1.40%), 08/25/35 (a)	254	246
Series 2005-1A1-59, REMIC, 0.74%, (1 Month USD LIBOR + 0.66%), 11/20/35 (a) (h)	4,204	4,025
Series 2005-2A1-J12, REMIC, 0.63%, (1 Month USD LIBOR + 0.54%), 11/25/35 (a) (h)	2,603	1,804
Series 2006-2A3-OC3, REMIC, 0.67%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (h)	6,861	6,532
Series 2006-A1-HY11, REMIC, 0.33%, (1 Month USD LIBOR + 0.24%), 06/25/36 (a) (h)	6,954	6,888
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	6,238	3,844
Series 2006-A1B-OA12, REMIC, 0.28%, (1 Month USD LIBOR + 0.19%), 09/20/46 (a) (h)	1,688	1,626
Series 2006-1A1A-OA17, REMIC, 0.48%, (1 Month USD LIBOR + 0.39%), 12/20/46 (a) (h)	4,464	3,973
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 2.15%, (6 Month USD LIBOR + 2.00%), 02/25/45 (a)	17	17
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	8,097
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	10,159
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,991
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,493
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,991
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,994
Anchorage Capital CLO 1-R Ltd
Series 2018-C-1RA, 1.93%, (3 Month USD LIBOR + 1.80%), 04/14/31 (a)	1,300	1,286
Apidos CLO XII
Series 2013-DR-12A, 2.73%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	975

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Apidos CLO XXI
Series 2015-CR-21A, 2.58%, (3 Month USD LIBOR + 2.45%), 07/19/27 (a) (c)	500	500
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (c) (h)	1,462	1,447
Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd.
Series 2021-B-FL2, 1.70%, (1 Month USD LIBOR + 1.60%), 05/15/36 (a)	2,350	2,351
Series 2021-C-FL2, 2.03%, (1 Month USD LIBOR + 1.95%), 05/15/36 (a)	2,350	2,352
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 0.67%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (h)	8,499	5,891
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 0.39%, (1 Month USD LIBOR + 0.15%), 07/25/36 (a) (h)	14,652	5,762
Atrium XIII LLC
Series D-13A, 2.84%, (3 Month USD LIBOR + 2.70%), 11/21/30 (a)	1,000	992
Atrium XIV LLC
Series D-14A, 3.08%, (3 Month USD LIBOR + 2.95%), 08/23/30 (a)	1,000	1,000
Atrium XV LLC
Series D-15A, REMIC, 3.14%, (3 Month USD LIBOR + 3.00%), 01/23/31 (a)	2,500	2,500
Babson CLO Ltd/Cayman Islands
Series 2018-D-3A, 3.03%, (3 Month USD LIBOR + 2.90%), 07/20/29 (a)	500	491
Series 2016-DR-1A, 3.19%, (3 Month USD LIBOR + 3.05%), 07/23/30 (a)	1,000	1,000
Bain Capital Credit Clo 2016-2 Ltd
Series 2016-DRR-2A, 3.98%, (3 Month USD LIBOR + 3.85%), 01/15/29 (a)	1,000	995
BAMLL Commercial Mortgage Securities Trust
Series 2016-C-ISQ, REMIC, 3.73%, 08/14/26 (a)	3,125	3,273
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 3.19%, 02/20/35 (a)	305	312
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE6, REMIC, 2.38%, (SOFR 30-Day Average + 2.41%), 08/15/22 (a)	6,727	6,719
Bank 2018-BNK10
Series 2018-C-BN10, REMIC, 4.16%, 02/17/28 (a)	3,376	3,624
Bank 2020-BNK28
Series 2020-C-BN28, REMIC, 3.15%, 10/18/30 (a)	4,109	4,194
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.89%, 04/17/54 (a)	36,248	2,134
Bank of America Corporation
Series 2005-A1-D, REMIC, 2.78%, 05/25/35 (a)	3,581	3,646
Barings CLO Ltd
Series 2018-C-1A, 2.73%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	972
Barings CLO Ltd 2019-I
Series 2019-DR-1A, 3.78%, (3 Month USD LIBOR + 3.65%), 04/16/35 (a)	1,000	1,000
Barings CLO Ltd 2019-II
Series 2019-CR-2A, 3.53%, (3 Month USD LIBOR + 3.40%), 04/15/36 (a)	500	500
Barings CLO Ltd 2020-I
Series 2020-DR-1A, 0.00%, (3 Month USD LIBOR + 3.20%), 10/15/36 (a)	1,000	1,000
BBCMS Mortgage Trust
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	4,573
Series 2018-F-TALL, REMIC, 3.32%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (h)	4,330	3,903
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/07/36 (a)	6,436	36
Interest Only, Series 2012-XA-SHOW, REMIC, 0.73%, 11/07/36 (a)	11,689	215
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 3.30%, 01/12/22 (a)	5,759	5,121
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	512	328
Series 2011-12A1-RR5, REMIC, 4.80%, 03/26/37 (a)	119	121
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	3,278	2,201
Series 2012-6A6-RR1, REMIC, 0.47%, 12/27/46 (a)	4,459	4,403
Series 2007-11A-AA2, REMIC, 0.47%, (1 Month USD LIBOR + 0.19%), 05/25/47 (a) (h)	2,399	2,448
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 2.62%, 05/25/35 (a)	112	110
Series 2005-22A1-7, REMIC, 2.91%, 09/25/35 (a)	85	65
Series 2005-26A1-7, REMIC, 2.93%, 09/25/35 (a)	6,459	3,659
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	—	—
Series 2002-1A1-11, REMIC, 2.51%, 02/25/33 (a)	1	1
Series 2002-1A2-11, REMIC, 2.83%, 02/25/33 (a)	1	1
Series 2003-6A1-1, REMIC, 2.50%, 04/25/33 (a)	4	3
Series 2003-4A1-8, REMIC, 2.54%, 01/25/34 (a)	51	52
Series 2004-12A5-1, REMIC, 2.80%, 04/25/34 (a)	121	121
Series 2004-2A1-8, REMIC, 2.98%, 11/25/34 (a)	185	183
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 2.71%, 01/26/36 (a)	257	216
Series 2007-2A1-R6, REMIC, 2.73%, 12/26/46 (a)	177	159
Benchmark 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.34%, 02/17/28 (a)	1,997	2,170
Benchmark 2020-B18 Mortgage Trust
Series 2020-C-B18, REMIC, 3.77%, 07/17/30 (a)	2,906	3,082
Benchmark 2020-B19 Mortgage Trust
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	4,181
Benchmark 2021-B28 Mortgage Trust
Interest Only, Series 2021-XA-B28, REMIC, 1.41%, 08/17/54 (a)	47,316	4,688
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (h)	14,709	14,724
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-F-VOLT, REMIC, 2.50%, (1 Month USD LIBOR + 2.40%), 09/15/23 (a)	4,707	4,716
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (a)	520	551
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	3,435	3,529
BXMT, Ltd.
Series 2020-A-FL2, REMIC, 0.98%, (SOFR 30-Day Average + 1.01%), 02/18/38 (a) (h)	1,064	1,063
Canyon Capital CLO Ltd
Series 2012-D-1RA, 3.13%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	1,500	1,498
Series 2014-CR-1A, 2.88%, (3 Month USD LIBOR + 2.75%), 01/30/31 (a) (c)	1,134	1,099
Series 2016-DR-1A, 2.93%, (3 Month USD LIBOR + 2.80%), 07/15/31 (a)	1,000	987
Series 2018-D-1A, 3.03%, (3 Month USD LIBOR + 2.90%), 07/15/31 (a)	1,000	989
Series 2019-D-2A, 4.08%, (3 Month USD LIBOR + 3.95%), 10/15/32 (a)	1,000	1,001
Series 2021-D-1A, 3.23%, (3 Month USD LIBOR + 3.10%), 04/17/34 (a)	1,000	1,000
Canyon CLO 2021-3 Ltd
Series 2021-D-3A, 3.18%, (3 Month USD LIBOR + 3.05%), 07/17/34 (a)	1,000	998
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 6.42%, (3 Month USD LIBOR + 6.30%), 10/16/34 (a)	1,000	1,000

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (h)	6,763	6,994
Catamaran CLO 2016-1 Ltd
Series 2016-CR-1A, 3.88%, (3 Month USD LIBOR + 3.75%), 01/18/29 (a)	2,000	1,980
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.30%, 01/25/37 (a) (h)	2,902	1,269
CF Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,673
CF Trust
Series 2019-E-MF1, REMIC, 3.20%, (1 Month USD LIBOR + 2.20%), 08/16/32 (a)	4,037	4,017
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 2.86%, 12/25/35 (a)	197	184
ChaseFlex Trust Series
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	383	291
CIFC Funding Ltd.
Series 2017-D-1A, 3.63%, (3 Month USD LIBOR + 3.50%), 04/23/29 (a)	1,000	1,000
Series 2018-D-3A, 2.98%, (3 Month USD LIBOR + 2.85%), 07/18/31 (a)	500	499
Series 2015-CR2-4A, 3.13%, (3 Month USD LIBOR + 3.00%), 04/20/34 (a)	1,000	996
Series 2019-CR-3A, 3.18%, (3 Month USD LIBOR + 3.05%), 10/16/34 (a)	500	500
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	818	806
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (a)	1,696	1,682
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	1,575
Series 2016-B-GC36, REMIC, 4.91%, 01/12/26 (a)	2,892	3,162
Series 2020-F-555, REMIC, 3.62%, 12/12/29 (a)	2,584	2,334
Series 2020-G-555, REMIC, 3.62%, 12/12/29 (a)	2,584	2,118
Citigroup Commercial Mortgage Trust 2017-C4
Series 2017-B-C4, REMIC, 4.10%, 10/14/27 (a)	2,000	2,155
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	4,080	4,309
Citigroup Mortgage Loan Trust
Series 2005-A2A-11, REMIC, 2.47%, (1 Year Treasury + 2.40%), 10/25/35 (a)	12	12
Series 2005-1A3A-8, REMIC, 3.12%, 11/25/35 (a)	2,000	2,098
Series 2007-1A1-FS1, REMIC, 4.41%, 10/25/37 (a) (h)	2,417	2,449
Series 2007-A3A-AHL3, REMIC, 0.15%, (1 Month USD LIBOR + 0.06%), 08/25/45 (a) (h)	285	235
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,536
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	1,582	1,572
CLI Funding VI LLC
Series 2020-A-1A, 2.08%, 09/18/45	1,780	1,792
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	4,341
Columbia Cent CLO 29 Ltd
Series 2020-B1-29A, 2.59%, (3 Month USD LIBOR + 2.46%), 07/21/31 (a)	2,000	2,002
COMM Mortgage Trust
Series 2014-C-CR16, REMIC, 5.08%, 04/12/24 (a)	1,125	1,184
Series 2017-E-PANW, REMIC, 4.13%, 10/11/24 (a)	5,717	5,642
Series 2017-D-PANW, REMIC, 4.34%, 10/11/24 (a)	3,425	3,488
Series 2014-C-CR20, REMIC, 4.65%, 10/11/24 (a)	4,688	4,859
Series 2015-C-DC1, REMIC, 4.45%, 01/10/25 (a)	200	205
Series 2020-D-CX, REMIC, 2.68%, 11/10/30 (a)	715	709
Interest Only, Series 2015-XA-CR22, REMIC, 1.02%, 03/12/48 (a)	111,201	2,455
Cook Park CLO, Ltd.
Series 2018-D-1A, 2.73%, (3 Month USD LIBOR + 2.60%), 04/17/30 (a)	2,000	1,991
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 0.28%, (1 Month USD LIBOR + 0.19%), 03/20/47 (a) (h)	3,122	2,700
Series 2007-A1A-OA7, REMIC, 0.26%, (1 Month USD LIBOR + 0.18%), 05/25/47 (a) (h)	200	189
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 0.24%, (1 Month USD LIBOR + 0.15%), 04/25/34 (a) (h)	415	413
Credit Suisse Commerical Mortgage Trust
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	474	471
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 0.70%, 03/25/32 (a)	21	20
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	1,177
Series 2016-C-C6, REMIC, 5.09%, 04/17/26 (a)	389	407
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-B-CX10, REMIC, 3.89%, 11/17/27 (a)	3,666	3,848
CSAIL 2020-C19 Commercial Mortgage Trust
Interest Only, Series 2020-XA-C19, REMIC, 1.24%, 03/17/53 (a)	41,030	3,221
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 5.09%, 05/15/26 (a)	4,254	3,396
Series 2017-C-CX10, REMIC, 4.25%, 11/17/27 (a)	3,875	4,105
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,949
CSMC
Series 2017-E-CALI, REMIC, 3.90%, 11/12/24 (a)	2,762	2,818
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (a)	5,200	5,140
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,520	1,126
CWABS, Inc.
Series 2004-M1-3, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 06/25/34 (a) (h)	24	24
Series 2005-3A2A-HYB9, REMIC, 1.99%, (1 Year USD LIBOR + 1.75%), 02/20/36 (a)	23	20
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,716	1,783
Series 2004-A2-HYB6, REMIC, 2.61%, 11/21/34 (a)	326	327
Series 2004-A3-22, REMIC, 2.80%, 11/25/34 (a)	123	123
Series 2004-1A1-HYB9, REMIC, 2.68%, 02/20/35 (a)	51	51
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,071	732
Deutsche Alt-A Securities Inc Mortgage Loan Trust
Series 2006-A6-AR6, REMIC, 0.47%, (1 Month USD LIBOR + 0.38%), 02/25/37 (a) (h)	7,724	7,595
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 3.22%, (3 Month USD LIBOR + 3.10%), 08/15/31 (a) (c)	1,000	1,001
Dryden 43 Senior Loan Fund
Series 2016-DR3-43A, 3.38%, (3 Month USD LIBOR + 3.25%), 04/20/34 (a)	1,000	1,000
Dryden 57 CLO Ltd
Series 2018-D-57A, 2.67%, (3 Month USD LIBOR + 2.55%), 05/15/31 (a)	1,000	980
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 3.13%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	2,000	2,000
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	2,250	2,250
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,846
Fillmore Park CLO Ltd
Series 2018-D-1A, 3.03%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,500

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	9,691	6,209
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 2.79%, 10/25/35 (a)	416	403
Series 2005-4A1-AR6, REMIC, 2.68%, 02/25/36 (a)	154	146
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	4,000	4,009
Fountainbleu Miami Beach Trust Class E
Series 2019-E-FBLU, REMIC, 4.09%, 12/12/24 (a)	1,554	1,606
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, REMIC, 4.09%, 12/12/24 (a)	1,614	1,615
FREMF 2018-K74 Mortgage Trust
Series 2018-C-K74, REMIC, 4.23%, 02/25/28 (a)	4,705	5,084
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 3.13%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	1,000	994
Gilbert Park CLO Ltd
Series 2017-D-1A, 3.08%, (3 Month USD LIBOR + 2.95%), 10/15/30 (a)	1,000	1,000
Series 2017-E-1A, 6.53%, (3 Month USD LIBOR + 6.40%), 10/15/30 (a)	2,000	2,001
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	886	897
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 2.98%, (3 Month USD LIBOR + 2.85%), 04/22/30 (a) (c)	1,500	1,498
Goldentree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 2.53%, (3 Month USD LIBOR + 2.40%), 01/21/31 (a) (c)	1,000	983
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	869	873
Great Wolf Trust 2019-WOLF
Series 2019-F-WOLF, REMIC, 3.22%, (1 Month USD LIBOR + 3.13%), 12/15/21 (a) (h)	3,659	3,540
Greenwood Park CLO Ltd
Series 2018-D-1A, 2.63%, (3 Month USD LIBOR + 2.50%), 04/15/31 (a)	1,000	986
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 3.43%, (3 Month USD LIBOR + 3.30%), 01/20/30 (a)	500	500
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 1.33%, (1 Month USD LIBOR + 1.25%), 07/16/35 (a) (h)	1,898	1,860
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 2.86%, 09/25/35 (a)	147	149
Series 2005-6A1-AR7, REMIC, 2.62%, 11/25/35 (a)	49	49
GS Mortgage Securities Trust
Series 2019-E-SMP, 2.68%, (1 Month USD LIBOR + 2.60%), 08/16/32 (a) (h)	4,330	4,233
Series 2019-F-SMP, 3.18%, (1 Month USD LIBOR + 3.10%), 08/16/32 (a) (h)	4,330	4,183
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,900
Series 2016-WMB-GS3, REMIC, 3.72%, 09/14/26 (a)	9,000	8,850
Series 2017-C-GS8, REMIC, 4.48%, 11/12/27 (a)	6,463	6,957
GS Mortgage Securities Trust 2016-GS2
Series 2016-B-GS2, REMIC, 3.76%, 04/10/26 (a)	1,400	1,497
GS Mortgage Securities Trust 2020-GC45
Series 2020-B-GC45, REMIC, 3.41%, 12/14/29	3,194	3,403
GSAMP Trust
Series 2006-A1-HE4, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 06/25/36 (a) (h)	809	790
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 0.53%, (1 Month USD LIBOR + 0.44%), 08/25/46 (a) (h)	16,297	5,203
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 0.53%, (1 Month USD LIBOR + 0.44%), 05/19/35 (a) (h)	40	38
Series 2005-3A1-4, REMIC, 2.68%, 07/19/35 (a)	175	147
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/37	7,530	7,107
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,850	5,419
Highbridge Loan Management Ltd
Series 8A-DR-2016, 3.03%, (3 Month USD LIBOR + 2.90%), 07/22/30 (a)	2,500	2,437
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (c) (h)	6,456	6,446
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.23%, (1 Month USD LIBOR + 3.15%), 11/15/21 (a)	3,247	3,194
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.45%, (1 Month USD LIBOR + 0.36%), 12/25/35 (a) (h)	2,072	2,054
Series 2006-1A1-HE1, REMIC, 0.37%, (1 Month USD LIBOR + 0.14%), 10/25/36 (a) (h)	5,928	2,488
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 04/25/37 (a) (h)	444	347
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 1.54%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 2.98%, 08/25/35 (a)	1,051	984
Series 2005-1A1-AR31, REMIC, 3.05%, 01/25/36 (a)	220	216
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	674	716
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,152	3,217
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 3.08%, (1 Month USD LIBOR + 3.00%), 07/15/36 (a)	6,698	6,591
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,547	2,526
J.P. Morgan Mortgage Acquisition Trust
Series 2007-MV6-CH1, REMIC, 0.64%, (1 Month USD LIBOR + 0.55%), 11/25/36 (a) (h)	2,414	2,372
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	59	40
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	167	172
Jersey Mike's Funding
Series 2019-A2-1A, 4.43%, 02/15/27	3,000	3,150
JOL Air Ltd
Series 2019-A-1, 3.97%, 04/15/26	2,520	2,504
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 4.13%, 09/17/24 (a)	3,663	3,672
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series 2015-C-C27, REMIC, 4.44%, 02/18/25 (a)	3,481	3,496
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, REMIC, 0.99%, 10/17/50 (a)	91,896	3,786
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-C-COR7, REMIC, 3.85%, 03/15/30 (a)	3,525	3,762
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-E-KDIP, REMIC, 1.63%, (1 Month USD LIBOR + 1.55%), 12/15/25 (a)	4,723	4,714

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
LCM 28 Limited Partnership
Series D-28A, 3.08%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,000	977
LCM XIV Limited Partnership
Series DR-14A, 2.88%, (3 Month USD LIBOR + 2.75%), 07/21/31 (a) (c)	2,000	1,930
LCM XV Limited Partnership
Series DR-15A, 3.83%, (3 Month USD LIBOR + 3.70%), 07/22/30 (a)	2,750	2,723
LCM XX Limited Partnership
Series DR-20A, 2.93%, (3 Month USD LIBOR + 2.80%), 10/20/27 (a)	1,000	985
LCM XXI LP
Series DR-21A, 2.93%, (3 Month USD LIBOR + 2.80%), 04/20/28 (a)	1,000	999
Legacy Mortgage Asset Trust 2019-GS5
Series 2019-A2-GS5, REMIC, 4.25%, 08/25/59 (h)	5,000	5,001
Legacy Mortgage Asset Trust 2020-GS2
Series 2020-A1-GS2, REMIC, 2.75%, 03/25/22 (h)	12,048	12,051
Lehman ABS Corporation
Series 2006-M1-HE3, REMIC, 0.54%, (1 Month USD LIBOR + 0.45%), 03/25/36 (a) (h)	17,432	17,028
Lehman XS Trust
Series 2005-1A3-4, REMIC, 0.89%, (1 Month USD LIBOR + 0.80%), 10/25/35 (a) (h)	326	324
Series 2007-3A3-2N, REMIC, 0.26%, (1 Month USD LIBOR + 0.17%), 02/25/37 (a) (h)	4,959	4,634
LHome Mortgage Trust 2021-RTL2
Series 2021-A1-RTL2, 2.09%, 06/25/26	5,100	5,096
Long Point Park CLO Ltd
Series 2017-C-1A, 2.53%, (3 Month USD LIBOR + 2.40%), 01/17/30 (a)	1,000	972
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (c) (h)	6,372	6,402
Madison Park Funding XI, Ltd.
Series 2013-DR-11A, 3.39%, (3 Month USD LIBOR + 3.25%), 07/23/29 (a)	1,000	997
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 3.09%, (3 Month USD LIBOR + 2.95%), 10/22/30 (a)	2,000	2,000
Madison Park Funding XLV Ltd
Series 2020-DR-45A, 3.28%, (3 Month USD LIBOR + 3.15%), 07/17/34 (a)	1,000	1,001
Madison Park Funding XXXI, Ltd.
Series 2020-DR-46A, 3.24%, (3 Month USD LIBOR + 3.15%), 10/16/34 (a)	1,000	1,000
Magnetite XIV, Limited
Series 2015-D-14RA, 2.98%, (3 Month USD LIBOR + 2.85%), 10/20/31 (a)	1,500	1,500
Magnetite XVIII, Limited
Series 2016-DR-18A, 2.82%, (3 Month USD LIBOR + 2.70%), 11/15/28 (a)	1,000	1,001
Magnetite XXIX, Limited
Series 2021-E-29A, 5.88%, (3 Month USD LIBOR + 5.75%), 01/17/34 (a)	500	500
Marble Point CLO XXI Ltd
Series 2021-D1-3A, 3.62%, (3 Month USD LIBOR + 3.50%), 10/17/34 (a)	2,000	2,000
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 4.21%, (1 Month USD LIBOR + 4.13%), 12/25/32 (a) (h)	983	993
Series 2007-A2-WMC1, REMIC, 0.14%, (1 Month USD LIBOR + 0.05%), 01/25/37 (a) (h)	299	118
Series 2007-A1-HE2, REMIC, 1.24%, (1 Month USD LIBOR + 1.15%), 08/25/37 (a) (h)	4,933	4,785
MBRT
Series 2019-F-MBR, 2.63%, (1 Month USD LIBOR + 2.55%), 11/15/24 (a) (h)	3,595	3,584
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 2.61%, (1 Month USD LIBOR + 0.49%), 10/20/29 (a)	19	19
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 0.59%, (1 Month USD LIBOR + 0.50%), 11/25/35 (a) (h)	38	37
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 1.94%, 05/25/33 (a)	118	117
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.56%, 09/25/30 (a)	8,210	8,577
MKT Mortgage Trust
Series 2020-E-525M, REMIC, 3.04%, 02/12/30	2,000	1,924
Series 2020-F-525M, REMIC, 3.04%, 02/12/30	2,000	1,864
Morgan Stanley Capital I Trust
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/21 (a)	3,663	3,656
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-C-HR2, REMIC, 4.36%, 12/17/27 (a)	495	537
Morgan Stanley Capital I Trust 2021-L6
Series 2021-C-L6, REMIC, 3.58%, 07/17/31	4,713	4,857
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 12/25/36 (a) (h)	12,076	6,026
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2020-A1-RPL1, REMIC, 2.69%, 10/25/60	22,822	22,837
MortgageIT Trust
Series 2005-A1-5, REMIC, 0.61%, (1 Month USD LIBOR + 0.52%), 12/25/35 (a) (h)	1,222	1,204
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30	4,859	5,123
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	1,192	1,273
Series 2019-B-2A, REMIC, 3.28%, 09/20/40	1,091	1,140
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	1,369	1,387
Series 2020-B-1A, 3.10%, 11/22/32	1,711	1,775
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,557	1,552
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/24	566	551
MRCD Mortgage Trust
Series 2019-G-PARK, REMIC, 2.72%, 12/15/24	2,374	2,278
Myers Park CLO, Ltd.
Series 2018-D-1A, 3.18%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	1,000
Natixis Commercial Mortgage Securities Trust
Series 2020-AMZ3-2PAC, REMIC, 3.62%, 01/16/25 (a)	1,500	1,505
Navient Private Education Refi Loan Trust
Series 2017-B-A, 3.91%, 09/15/25	8,000	8,309
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	5,000	5,029
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 3.03%, (3 Month USD LIBOR + 2.90%), 04/17/34 (a)	2,000	2,001
Neuberger Berman CLO XVIII Ltd
Series 2014-CR2-18A, 3.13%, (3 Month USD LIBOR + 3.00%), 10/21/30 (a)	1,000	1,000
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 2.73%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a) (c)	1,000	993
New Residential Mortgage Loan Trust
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,676
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23 (a)	1,382	1,402
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 3.11%, 08/25/35 (a)	180	185
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	3,040	3,098
NRPL Trust 2019-3
Series 2019-A1-3A, REMIC, 3.00%, 09/25/22 (h)	5,602	5,618
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 3.18%, (3 Month USD LIBOR + 3.05%), 04/20/34 (a)	2,000	2,002

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 2.88%, (3 Month USD LIBOR + 2.75%), 01/21/31 (a) (c)	1,000	992
Series 2017-D-1A, 6.43%, (3 Month USD LIBOR + 6.30%), 01/21/31 (a) (c)	1,000	983
Octagon Investment Partners 34, Ltd.
Series 2017-D-34, 2.63%, (3 Month USD LIBOR + 2.50%), 01/22/30 (a)	1,000	971
Octagon Investment Partners 37, Ltd.
Series 2018-C-2A, 2.98%, (3 Month USD LIBOR + 2.85%), 07/25/30 (a)	1,000	986
Octagon Investment Partners Ltd.
Series 2017-CR-1A, 3.43%, (3 Month USD LIBOR + 3.30%), 03/18/30 (a)	2,500	2,500
Series 2017-DR-1A, 3.53%, (3 Month USD LIBOR + 3.40%), 07/22/30 (a)	1,282	1,282
Series 2014-CR3-1A, 2.87%, (3 Month USD LIBOR + 2.75%), 02/14/31 (a)	500	498
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 3.13%, (3 Month USD LIBOR + 3.00%), 07/17/30 (a)	500	498
OHA Credit Funding 1 LTD
Series 2018-D-1A, 3.18%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	1,000
OHA Credit Partners XIII Ltd
Series 2016-DR-13A, 3.35%, (3 Month USD LIBOR + 3.20%), 10/23/34 (a)	500	501
OHA Loan Funding 2015-1 Ltd
Series 2015-CR2-1A, 2.77%, (3 Month USD LIBOR + 2.65%), 11/15/32 (a)	1,500	1,501
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 0.85%, (1 Month USD LIBOR + 0.77%), 08/25/35 (a) (h)	3,700	3,618
Series 2007-2A2-6, REMIC, 0.22%, (1 Month USD LIBOR + 0.13%), 07/25/37 (a) (h)	741	629
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 0.21%, (1 Month USD LIBOR + 0.12%), 03/25/37 (a) (h)	2,682	2,581
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	8,290	8,292
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 1.06%, (1 Month USD LIBOR + 0.98%), 07/25/35 (a) (h)	5,000	4,675
Series 2005-M1-WCW3, REMIC, 0.81%, (1 Month USD LIBOR + 0.72%), 08/25/35 (a) (h)	289	284
PMT Credit Risk Transfer Trust 2019-2R
Series 2019-A-2R, REMIC, 2.85%, (1 Month USD LIBOR + 2.75%), 05/30/23 (a)	2,251	2,229
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 3.01%, (1 Month USD LIBOR + 2.90%), 02/27/24 (a) (h)	2,148	2,184
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 1.84%, 09/25/51 (h) (i)	5,100	5,139
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 02/25/34 (a)	6	5
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,913	5,097
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	6,487
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/11/26	12,000	12,042
Progress Residential 2021-SFR6 Trust
Series 2021-E1-SFR6, REMIC, 2.43%, 07/17/26	1,950	1,952
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	1,152
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,983
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	7,099
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (h)	10,632	10,708
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/23 (h)	4,415	4,429
Race Point VI CLO, Ltd
Series 2015-DR-7A, 3.73%, (3 Month USD LIBOR + 3.60%), 01/18/28 (a)	1,000	1,000
RALI Series Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	3,385	3,222
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 0.33%, (1 Month USD LIBOR + 0.25%), 02/26/37 (a)	209	207
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (h)	3,454	2,471
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (h)	2,027	1,157
Renew Financial Group LLC
Series 2017-A-2A, 3.22%, 09/22/53	4,326	4,483
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.31%, 01/25/36 (a)	4,180	3,693
Residential Asset Securities Corporation
Series 2006-1A3-EMX9, REMIC, 0.43%, (1 Month USD LIBOR + 0.34%), 09/25/36 (a) (h)	1,411	1,362
RR 4 Ltd
Series 2018-C-4A, 3.08%, (3 Month USD LIBOR + 2.95%), 04/15/30 (a) (c)	1,000	1,000
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,540	2,521
Securitized Asset Backed Receivables LLC
Series 2007-A2A-HE1, REMIC, 0.15%, (1 Month USD LIBOR + 0.06%), 12/25/36 (a) (h)	230	72
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	3,930	4,116
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,485
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 2.07%, 10/13/48 (a)	30,168	1,853
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 0.55%, (1 Month USD LIBOR + 0.46%), 07/25/36 (a) (h)	8,466	2,682
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 06/25/23 (a)	3,258	3,289
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	2,430	2,370
Short-Term Investments Trust
Series 2018-F-SELF, REMIC, 3.13%, (1 Month USD LIBOR + 3.05%), 10/15/37 (a)	2,932	2,932
SIGNAL RAIL I LLC
Series 2021-A-1, 2.23%, 08/18/51	1,993	1,988
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/15/31	3,147	3,054
Series 2021-F-OVA, REMIC, 2.85%, 07/15/31	3,147	2,899
SLM Student Loan Trust
Series 2008-A-9, 1.63%, (3 Month USD LIBOR + 1.50%), 04/25/23 (a)	1,108	1,116
SMB Private Education Loan Trust
Series 2018-A2B-B, 0.80%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (c)	2,394	2,398
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 4.61%, 05/25/30	8,658	9,073
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47 (a)	7,447	7,409
Sofi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	7,810	7,789
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 4.62%, (3 Month USD LIBOR + 4.50%), 07/20/32 (a)	1,000	1,000
Sound Point CLO XXIII
Series 2019-DR-2A, 3.47%, (3 Month USD LIBOR + 3.30%), 07/17/34 (a)	2,000	2,001
Sound Point Clo XXXI Ltd
Series 2021-D-3A, 3.37%, (3 Month USD LIBOR + 3.25%), 10/25/34 (a)	1,000	1,000

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 0.28%, (1 Month USD LIBOR + 0.19%), 03/25/37 (a) (h)	7,344	5,284
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (h)	2,506	2,498
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	1,312	1,316
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,799
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 2.73%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a)	2,000	1,996
Stichting Babson Euro CLO
Series 2015-DR-IA, 2.73%, (3 Month USD LIBOR + 2.60%), 01/21/31 (a) (c)	1,280	1,248
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 0.71%, (1 Month USD LIBOR + 0.62%), 01/25/36 (a) (h)	1,412	1,358
Structured Asset Investment Loan Trust 2005-4
Series 2005-M5-5, REMIC, 1.06%, (1 Month USD LIBOR + 0.98%), 06/25/35 (a) (h)	5,923	5,930
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 0.59%, (1 Month USD LIBOR + 0.50%), 07/19/35 (a) (h)	116	111
Structured Asset Mortgage Investments II Trust
Series 2007-2A1-AR2, REMIC, 0.35%, (1 Month USD LIBOR + 0.26%), 03/25/37 (a) (h)	311	146
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 0.75%, (1 Month USD LIBOR + 0.66%), 09/19/32 (a) (h)	7	6
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 10/25/36 (a) (h)	4,250	3,310
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	2,105	2,173
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (c)	2,887	2,975
Sunrun Atlas Issuer 2019-2 LLC
Series 2019-A-2, 3.61%, 11/01/27	2,866	3,010
Symphony CLO XVI Ltd
Series 2015-DR-16A, 3.18%, (3 Month USD LIBOR + 3.05%), 10/15/31 (a)	1,000	1,000
Symphony CLO XVII Ltd
Series 2016-DR-17A, 2.78%, (3 Month USD LIBOR + 2.65%), 04/17/28 (a)	1,000	1,000
Taconic Park CLO Ltd
Series 2016-CR-1A, 3.13%, (3 Month USD LIBOR + 3.00%), 01/22/29 (a)	2,000	2,000
Tailwind Limited
Series 2019-A-1, 3.97%, 12/15/44 (h)	3,303	3,292
TAL Advantage VII, LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	671	676
Textainer Marine Containers VII Ltd
Series 2020-A-2A, 2.10%, 06/20/30	679	685
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 2.93%, (3 Month USD LIBOR + 2.80%), 04/20/34 (a)	1,000	998
THL Credit Wind River CLO Ltd
Series 2016-DR-1A, 2.98%, (3 Month USD LIBOR + 2.85%), 07/17/28 (a)	1,000	1,000
Series 2018-D-1, 3.03%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,480
Series 2018-D-2A, 3.13%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	2,000	1,982
Series 2018-E-1, 5.63%, (3 Month USD LIBOR + 5.50%), 07/15/30 (a)	500	479
Series 2014-DR-2A, 3.03%, (3 Month USD LIBOR + 2.90%), 01/15/31 (a)	1,000	978
Series 2014-ER-2A, 5.88%, (3 Month USD LIBOR + 5.75%), 01/15/31 (a)	1,000	920
Series 2018-D-3A, 3.08%, (3 Month USD LIBOR + 2.95%), 01/21/31 (a)	1,000	998
Series 2014-DRR-1A, 3.13%, (3 Month USD LIBOR + 3.00%), 07/18/31 (a)	1,000	968
Series 2015-ER-2A, REMIC, 5.68%, (3 Month USD LIBOR + 5.55%), 10/15/27 (a)	2,000	1,990
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (c) (h)	5,025	5,049
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	4,742	4,653
Trinity Rail Leasing LLC
Series 2020-A-1A, 1.96%, 10/17/50	3,566	3,532
TTAN 2021-MHC
Series 2021-F-MHC, REMIC, 3.00%, (1 Month USD LIBOR + 2.90%), 03/15/24 (a)	4,675	4,676
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	6,000	6,005
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.59%, 10/15/27 (a)	3,298	3,426
Series 2017-C-C5, REMIC, 4.45%, 11/17/27 (a)	5,169	5,491
Series 2018-C-C8, REMIC, 4.86%, 02/17/28 (a)	3,776	4,190
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,907
UBS Commercial Mortgage Trust 2017-C1
Series 2017-B-C1, REMIC, 4.04%, 05/17/27	8,261	8,861
UBS Commercial Mortgage Trust 2017-C2
Series 2017-C-C2, REMIC, 4.30%, 08/17/27 (a)	1,600	1,685
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	2,210
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 4.22%, 02/10/23 (a)	4,702	4,681
United Airlines Pass Through Certificates, Series 2016-1
Series 2016-B-1, 3.65%, 01/07/26	875	866
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	2,169	2,195
Upstart Pass-Through Trust Series 2021-ST4
Series 2021-A-ST4, 2.00%, 07/20/27	5,395	5,396
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	634	634
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	4,000	4,000
Series 2021-C-4, 3.19%, 09/20/31	5,000	4,999
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	2,428	2,439
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	7,500	7,471
VB-S1 Issuer, LLC
Series 2018-C-1A, 3.41%, 02/15/23	2,000	2,022
Series 2020-C2-1A, 3.03%, 06/15/25	2,000	2,081
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/25/51 (h)	4,895	4,894
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (h)	4,996	4,988
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (h) (i)	5,000	5,038
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	45	47
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.67%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	1,000	1,000
Venture XVIII CLO Ltd
Series 2014-BR-18A, 1.78%, (3 Month USD LIBOR + 1.65%), 10/15/29 (a)	1,000	1,000
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (h)	1,863	1,928
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (h)	592	593
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	3,032
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (h)	1,491	1,498
Volt XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (h)	1,020	1,023
Voya CLO Ltd
Series 2014-CR2-1A, 2.93%, (3 Month USD LIBOR + 2.80%), 04/18/31 (a)	1,000	950

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Series 2018-D-2A, 2.88%, (3 Month USD LIBOR + 2.75%), 07/15/31 (a)	1,000	979
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	3,441	3,448
WaMu Asset-Backed Certificates
Series 2004-A5-5, REMIC, 0.64%, (1 Month USD LIBOR + 1.12%), 09/25/34 (a) (h)	198	198
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3A-AR18, REMIC, 2.83%, 01/25/36 (a)	219	220
Series 2006-3A3-AR8, REMIC, 3.13%, 08/25/36 (a)	1,285	1,259
Series 2007-4A1-HY1, REMIC, 3.06%, 02/25/37 (a)	104	103
Series 2007-3A3-HY1, REMIC, 3.09%, 02/25/37 (a)	1,173	1,135
Series 2007-2A3-HY7, REMIC, 2.92%, 07/25/37 (a)	199	198
Series 2002-1A-AR17, REMIC, 1.29%, (12 Month Treasury Average + 1.20%), 11/25/42 (a)	17	17
Series 2005-A1A1-AR13, REMIC, 0.67%, (1 Month USD LIBOR + 0.58%), 10/25/45 (a) (h)	29	29
Series 2006-1A-AR9, REMIC, 0.92%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (h)	1,601	1,495
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 1.77%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 1.49%, (12 Month Treasury Average + 1.40%), 08/25/42 (a)	25	25
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	2,695	2,692
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 1.36%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	2,000	2,001
Wells Fargo & Company
Series 2015-C-C28, REMIC, 4.23%, 05/16/25 (a)	2,770	2,825
Series 2016-B-C35, REMIC, 3.44%, 07/17/26	3,589	3,769
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 2.71%, 12/25/37 (a)	719	696
Wells Fargo Commercial Mortgage Trust
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,550	1,601
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	3,410
Series 2019-B-C51, REMIC, 3.84%, 06/15/29	670	733
Interest Only, Series 2018-XA-C43, REMIC, 0.82%, 03/17/51 (a)	71,998	2,635
Wells Fargo Commercial Mortgage Trust 2016-NXS6
Series 2016-B-NXS6, REMIC, 3.81%, 09/17/26	2,770	2,922
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	4,717	4,953
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	4,327	4,274
WFRBS Commercial Mortgage Trust
Series 2014-D-C23, REMIC, 4.15%, 10/17/57 (a)	5,789	5,787
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (a)	2,050	2,176
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (h)	4,569	4,566
ZH Trust 2021-2
Series 2021-A-2, 2.35%, 10/20/27	3,000	3,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,056,155)		1,060,936
CORPORATE BONDS AND NOTES 24.7%
Financials 6.2%
Acrisure, LLC
4.25%, 02/15/29 (c)	450	445
6.00%, 08/01/29 (c)	370	365
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	430	446
AmWINS Group, Inc.
4.88%, 06/30/29 (c)	385	390
Ares Capital Corporation
2.15%, 07/15/26	2,510	2,516
2.88%, 06/15/28 (j)	960	975
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (c)	375	359
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	940	956
5.63%, 01/15/29 (c)	65	65
Australia and New Zealand Banking Group Limited
2.57%, 11/25/35 (c)	4,920	4,774
Avation Capital
6.50%, 10/31/26 (c) (k)	562	479
Aviation Capital Group LLC
1.95%, 09/20/26 (c)	4,065	4,029
Avolon Holdings Funding Limited
3.25%, 02/15/27 (c)	3,820	3,939
Banco BBVA Peru
5.25%, 09/22/29 (d)	300	319
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (d)	200	210
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (c) (l)	650	694
Banco de Credito del Peru
3.13%, 07/01/30 (d)	1,600	1,580
3.13%, 07/01/30 (c)	800	789
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (d) (e)	1,000	1,049
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (d)	600	601
5.38%, 01/28/31 (c)	200	201
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (d) (m) (n)	6,400	1,418
Banco General, S.A.
5.25%, (100, 05/07/31) (c) (l)	1,350	1,368
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (d)	260	277
4.00%, 07/08/30 (d)	900	903
Banco Macro S.A.
6.75%, 11/04/26 (d)	1,650	1,409
6.75%, 11/04/26 (c)	800	689
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (d) (e) (l)	600	661
7.50%, (100, 06/27/29) (c) (e) (l)	300	334
7.63%, (100, 01/10/28) (d) (e) (l)	2,600	2,902
Banco Nacional De Panama
2.50%, 08/11/30 (c)	500	478
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (d) (l)	1,300	1,353
Bank of America Corporation
1.73%, 07/22/27	1,730	1,739
2.48%, 09/21/36	4,450	4,358
Bank of Montreal
3.80%, 12/15/32 (o)	3,060	3,339
Barclays PLC
1.50%, (3 Month USD LIBOR + 1.38%), 05/16/24 (a) (o)	4,275	4,346
BBVA Bancomer, S.A.
5.13%, 01/18/33 (d) (e)	1,500	1,554
BDO Unibank, Inc.
2.95%, 03/06/23 (d)	3,000	3,093
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	1,560	1,532
Blackstone Private Credit Fund
2.63%, 12/15/26 (c)	1,325	1,322
Blackstone Secured Lending Fund
2.85%, 09/30/28 (c)	2,065	2,060
BNP Paribas
3.05%, 01/13/31 (c) (o)	4,385	4,580
BPCE
1.00%, 01/20/26 (c)	2,600	2,559
Brighthouse Financial, Inc.
1.00%, 04/12/24 (c)	990	995

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
2.00%, 06/28/28 (c)	1,450	1,443
BTG Pactual Holding S.A.
7.75%, 02/15/29 (c) (e)	300	320
CI Financial Corp.
4.10%, 06/15/51	1,385	1,481
CIMB Bank Berhad
0.90%, (3 Month USD LIBOR + 0.78%), 10/09/24 (a) (d)	500	503
Citigroup Inc.
1.22%, (3 Month USD LIBOR + 1.10%), 05/17/24 (a)	5,330	5,404
CK Hutchison International (17) (II) Limited
2.75%, 03/29/23 (c)	1,500	1,547
Coinbase Global, Inc.
3.63%, 10/01/31 (c) (e)	150	143
Commonwealth Bank of Australia
4.32%, 01/10/48 (c)	3,780	4,462
Credit Acceptance Corporation
6.63%, 03/15/26	630	658
Credit Agricole SA
3.75%, 04/24/23 (c) (o)	2,405	2,525
Credit Suisse Group AG
1.31%, 02/02/27 (c)	4,605	4,505
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (d) (j) (l)	1,800	1,300
DBS Group Holdings Ltd
3.30%, (100, 02/27/25) (d) (l)	200	205
4.52%, 12/11/28 (d)	500	536
1.82%, 03/10/31 (d)	1,200	1,192
Discover Financial Services
4.10%, 02/09/27	4,820	5,370
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (c)	1,300	1,256
EG Global Finance PLC
8.50%, 10/30/25 (c)	615	642
Export-Import Bank of Thailand
1.03%, (3 Month USD LIBOR + 0.90%), 11/20/23 (a) (d)	1,000	1,006
First American Financial Corporation
2.40%, 08/15/31	1,235	1,203
Ford Motor Credit Company LLC
1.36%, (3 Month USD LIBOR + 1.24%), 02/15/23 (a)	2,725	2,718
4.39%, 01/08/26	600	641
3.63%, 06/17/31	540	545
General Motors Financial Company, Inc.
1.13%, (3 Month USD LIBOR + 0.99%), 01/05/23 (a)	900	908
3.95%, 04/13/24	810	866
Gilex Holding SARL
8.50%, 05/02/23 (d)	1,200	1,228
8.50%, 05/02/23 (c)	600	614
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (c) (h) (k)	596	588
Global Bank Corporation
5.25%, 04/16/29 (c)	600	636
HCRX Investments Holdco, L.P.
4.50%, 08/01/29 (c)	315	318
Hightower Holdings LLC
6.75%, 04/15/29 (c)	315	323
HSBC Holdings PLC
1.49%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (o)	5,130	5,298
Icahn Enterprises L.P.
5.25%, 05/15/27	545	566
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (c)	695	717
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (d) (l)	1,100	1,053
4.63%, (100, 02/27/25) (c) (l)	800	767
6.13%, (100, 12/12/22) (d) (l)	400	404
3.88%, 04/15/31 (d) (e)	1,300	1,266
JPMorgan Chase & Co.
2.07%, 06/01/29	1,995	1,997
2.52%, 04/22/31	3,155	3,214
2.58%, 04/22/32	2,130	2,163
KASIKORNBANK Public Company Limited
5.28%, (100, 10/14/25) (d) (l)	600	625
LD Holdings Group LLC
6.50%, 11/01/25 (c) (k)	245	244
6.13%, 04/01/28 (c)	60	57
LFS Topco LLC
5.88%, 10/15/26 (c)	405	417
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (c)	450	465
Lloyds Banking Group PLC
3.57%, 11/07/28	3,790	4,123
Macquarie Group Limited
3.19%, 11/28/23 (c)	1,700	1,751
4.15%, 03/27/24 (c)	2,260	2,374
1.63%, 09/23/27 (c)	2,050	2,040
Malayan Banking Berhad
3.91%, 10/29/26 (a) (d)	1,400	1,401
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (d)	1,000	1,063
Minejesa Capital B.V.
4.63%, 08/10/30 (d)	2,820	2,890
5.63%, 08/10/37 (d)	1,700	1,802
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/25	4,240	4,265
Morgan Stanley
0.79%, 05/30/25	1,830	1,824
2.48%, 09/16/36	4,470	4,374
National Australia Bank Limited
2.99%, 05/21/31 (c)	2,955	2,992
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (c)	80	84
5.50%, 08/15/28 (c)	435	448
NatWest Markets PLC
0.80%, 08/12/24 (c)	2,090	2,085
Navient Corporation
6.50%, 06/15/22	880	909
5.00%, 03/15/27	290	299
NFP Corp.
4.88%, 08/15/28 (c)	275	280
6.88%, 08/15/28 (c)	380	388
NongHyup Bank
1.25%, 07/20/25 (c)	500	500
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (d)	241	261
1.83%, 09/10/30 (c) (o)	1,600	1,597
1.83%, 09/10/30 (d) (o)	1,700	1,697
Owl Rock Capital Corporation
2.63%, 01/15/27	2,115	2,115
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (c)	470	483
4.25%, 02/15/29 (c)	510	486
Prudential Financial, Inc.
3.91%, 12/07/47	2,165	2,513
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (c) (l)	1,250	1,242
SPARC Limited
0.00%, 12/05/22 (d) (f)	1,680	1,664
Springleaf Finance Corporation
6.88%, 03/15/25	290	326
7.13%, 03/15/26	35	40
6.63%, 01/15/28	120	138
5.38%, 11/15/29	240	260
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (c)	2,650	2,812
3.63%, 04/28/26 (c)	1,973	2,121
Synchrony Financial
3.95%, 12/01/27	4,205	4,640
Temasek Financial (I) Limited
1.00%, 10/06/30 (d)	950	886
1.00%, 10/06/30 (c)	2,600	2,425
The Goldman Sachs Group, Inc.
1.29%, (3 Month USD LIBOR + 1.17%), 05/15/26 (a)	5,400	5,532
0.87%, (SOFR + 0.82%), 09/10/27 (a)	1,770	1,770

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Titan Acquisition Limited
7.75%, 04/15/26 (c)	160	164
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (c)	380	386
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (d) (j) (l)	4,200	3,176
United Overseas Bank Limited
3.88%, (100, 10/19/23) (l)	2,200	2,274
2.88%, 03/08/27 (a)	2,000	2,017
1.75%, 03/16/31 (d)	900	893
USA Compression Finance Corp.
6.88%, 09/01/27	930	982
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (c) (o)	2,400	2,574
Wells Fargo & Company
3.20%, 06/17/27	2,020	2,168
2.88%, 10/30/30	2,345	2,453
Willis North America Inc.
4.50%, 09/15/28	3,915	4,464
Woori Bank
4.25%, (100, 10/04/24) (d) (l)	1,200	1,248
		224,488
Utilities 3.8%
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	2,151
AES Andres B.V.
5.70%, 05/04/28 (c)	1,200	1,239
AES Gener S.A.
7.13%, 03/26/79 (c)	1,500	1,590
7.13%, 03/26/79 (d)	500	529
6.35%, 10/07/79 (c)	600	634
6.35%, 10/07/79 (d)	400	422
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (c)	800	825
Ameren Corporation
3.65%, 02/15/26	5,000	5,431
Boston Gas Company
3.15%, 08/01/27 (c)	5,000	5,314
Calpine Corporation
4.50%, 02/15/28 (c)	265	270
5.13%, 03/15/28 (c)	165	167
4.63%, 02/01/29 (c)	215	212
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (f)	1,950	1,593
Clearway Energy Operating LLC
4.75%, 03/15/28 (c)	375	397
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,872
Duke Energy Corporation
3.15%, 08/15/27	5,000	5,407
3.95%, 08/15/47	2,975	3,275
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (c)	5,000	5,399
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (c)	1,000	1,150
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	1,043	1,030
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (d)	2,785	1,782
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (d)	1,900	1,890
4.38%, 02/15/31 (d) (e)	1,150	1,136
Engie Energia Chile S.A.
3.40%, 01/28/30 (d) (e)	800	822
Entergy Corporation
2.80%, 06/15/30	1,220	1,260
Eversource Energy
2.90%, 10/01/24	4,000	4,227
1.65%, 08/15/30	2,695	2,564
Exelon Corporation
3.40%, 04/15/26	5,712	6,186
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	496	508
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (d)	4,088	4,678
Georgia Power Company
2.20%, 09/15/24	2,625	2,728
3.25%, 03/15/51	4,215	4,285
GNL Quintero S.A
4.63%, 07/31/29 (d)	2,353	2,556
Inkia Energy Limited
5.88%, 11/09/27 (d)	900	935
ITC Holdings Corp.
3.25%, 06/30/26	3,000	3,242
2.95%, 05/14/30 (c)	1,250	1,312
JSW Hydro Energy Limited
4.13%, 05/18/31 (c)	500	498
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (d)	1,800	1,829
1.75%, 05/06/25 (c)	400	407
Korea Electric Power Corp
1.13%, 06/15/25 (d)	200	199
1.13%, 06/15/25 (c)	1,000	996
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (c) (e)	300	298
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	2,062	2,419
Monongahela Power Company
5.40%, 12/15/43 (c)	1,770	2,313
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	6,815	7,478
NRG Energy, Inc.
2.00%, 12/02/25 (c)	1,650	1,681
3.63%, 02/15/31 (c)	565	555
NSTAR Electric Company
3.20%, 05/15/27	5,000	5,466
Pacific Gas And Electric Company
1.37%, 03/10/23	2,785	2,776
5.00%, 07/01/28 (e)	215	219
2.50%, 02/01/31	2,610	2,486
Pampa Energia S.A.
7.50%, 01/24/27 (d)	2,900	2,664
PSEG Power LLC
3.85%, 06/01/23	3,385	3,553
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	3,159
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (d)	1,108	1,273
6.75%, 04/24/33 (c)	177	204
Stoneway Capital Corporation
0.00%, 03/01/27 (d) (m) (n)	3,055	768
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (c)	320	332
The Brooklyn Union Gas Company
4.49%, 03/04/49 (c)	3,770	4,393
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (c)	1,500	1,608
The East Ohio Gas Company
3.00%, 06/15/50 (c)	2,660	2,648
The Southern Company
3.70%, 04/30/30 (o)	2,500	2,738
3.75%, 09/15/51	1,680	1,722
Transelec S.A.
3.88%, 01/12/29 (c)	2,500	2,717
		139,417
Energy 2.8%
Aethon United BR LP
8.25%, 02/15/26 (c)	305	329
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (c)	1,000	997
Antero Midstream Partners LP
5.75%, 03/01/27 (c)	289	299
Antero Resources Corporation
5.38%, 03/01/30 (c)	310	327
Apache Corporation
4.63%, 11/15/25	210	226
4.38%, 10/15/28	375	405

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
APT Pipelines Limited
4.25%, 07/15/27 (c)	5,000	5,673
Bip-V Chinook
5.50%, 06/15/31 (c)	1,010	1,074
Blue Racer Midstream, LLC
7.63%, 12/15/25 (c)	30	32
BP Capital Markets America Inc.
2.94%, 06/04/51	1,685	1,593
3.00%, 03/17/52	2,270	2,173
Canacol Energy Ltd.
7.25%, 05/03/25 (d)	2,500	2,637
Chesapeake Energy Corporation
5.88%, 02/01/29 (c)	420	449
CNX Midstream Partners LP
6.50%, 03/15/26 (c)	520	546
4.75%, 04/15/30 (c)	790	800
CNX Resources Corporation
6.00%, 01/15/29 (c)	200	212
CSI Compressco LP
7.50%, 04/01/25 (c)	720	712
Diamondback Energy, Inc.
2.88%, 12/01/24	1,100	1,154
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (d)	1,065	1,086
Enable Midstream Partners, LP
4.40%, 03/15/27	1,305	1,447
5.00%, 05/15/44 (h)	2,300	2,517
Enbridge Inc.
3.40%, 08/01/51	1,940	1,958
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (c)	255	269
Energy Transfer LP
4.75%, 01/15/26	980	1,094
EQM Midstream Partners, LP
4.75%, 01/15/31 (c)	415	432
EQT Corporation
7.50%, 02/01/30 (h) (j)	375	483
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	392
Exxon Mobil Corporation
4.23%, 03/19/40	2,070	2,453
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (c)	2,400	2,361
2.63%, 03/31/36 (d)	2,700	2,658
Geopark Limited
6.50%, 09/21/24 (d)	468	479
Gran Tierra Energy Inc.
7.75%, 05/23/27 (c)	900	780
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (d)	3,400	2,949
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (c)	235	256
8.00%, 05/17/26	149	163
Halliburton Company
2.92%, 03/01/30 (e)	1,415	1,463
5.00%, 11/15/45	1,060	1,269
Hess Infrastructure Partners LP
5.63%, 02/15/26 (c)	460	478
4.25%, 02/15/30 (c)	765	774
Hess Midstream Operations LP
5.13%, 06/15/28 (c)	395	413
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (c)	540	560
5.75%, 02/01/29 (c)	180	185
Hunt Oil USA, Inc.
6.38%, 06/01/28 (d)	1,200	1,210
Investment Energy Resources Limited
6.25%, 04/26/29 (c)	300	325
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,415	4,840
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (c)	420	427
Marathon Petroleum Corporation
5.13%, 12/15/26	3,745	4,357
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	500	504
MEG Energy Corp.
7.13%, 02/01/27 (c)	490	515
5.88%, 02/01/29 (c)	95	97
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (c)	390	362
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	356
Nabors Industries Ltd
7.25%, 01/15/26 (c)	310	301
NGL Energy Operating LLC
7.50%, 02/01/26 (c)	660	673
NGL Energy Partners LP
7.50%, 04/15/26 (e)	370	331
NGPL PipeCo LLC
3.25%, 07/15/31 (c)	840	859
NuStar Logistics, L.P.
6.00%, 06/01/26	750	814
Oasis Petroleum Inc.
6.38%, 06/01/26 (c)	555	580
Occidental Petroleum Corporation
8.00%, 07/15/25	265	316
3.50%, 08/15/29	685	695
6.63%, 09/01/30	645	796
6.13%, 01/01/31	570	683
6.45%, 09/15/36	220	277
6.60%, 03/15/46	215	271
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	600	615
ONEOK, Inc.
3.40%, 09/01/29	1,145	1,216
ONGC Videsh Limited
4.63%, 07/15/24 (d)	1,000	1,084
Ovintiv Canada ULC
7.38%, 11/01/31	390	527
Par Petroleum, LLC
7.75%, 12/15/25 (c)	660	660
Parkland Corporation
4.50%, 10/01/29 (c)	430	436
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	980	984
PBF Holding Company LLC
6.00%, 02/15/28	190	121
Peabody Energy Corporation
8.50%, 12/31/24 (c) (k)	164	145
PERU LNG
5.38%, 03/22/30 (d)	2,450	1,978
Petrobras Global Finance B.V.
6.75%, 06/03/50	2,650	2,880
5.50%, 06/10/51	500	466
PETRONAS Capital Limited
3.50%, 04/21/30 (c)	600	651
2.48%, 01/28/32 (c)	500	499
PIC AU Holdings Corporation
10.00%, 12/31/24 (c)	182	184
Pioneer Natural Resources Company
1.90%, 08/15/30	3,470	3,318
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (c)	300	311
Regency Energy Partners LP
4.50%, 11/01/23	1,300	1,384
Reliance Industries Limited
5.40%, 02/14/22 (d)	1,000	1,016
SA Global Sukuk Limited
2.69%, 06/17/31 (c)	800	809
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	2,070	2,379
Southwestern Energy Company
5.38%, 02/01/29 (c)	420	450
Sunoco LP
5.50%, 02/15/26	590	602
6.00%, 04/15/27	310	323
4.50%, 05/15/29	160	162

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Targa Resource Corporation
6.50%, 07/15/27	260	280
4.88%, 02/01/31	685	739
Tervita Corporation
11.00%, 12/01/25 (c)	328	371
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	4,548
Transocean Inc
11.50%, 01/30/27 (c)	145	149
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	635	634
Transocean Proteus Limited
6.25%, 12/01/24 (c)	369	368
UEP Penonome II S.A.
6.50%, 10/01/38 (c)	1,824	1,907
Venture Global Calcasieu Pass, LLC
4.13%, 08/15/31 (c)	605	632
Viper Energy Partners LP
5.38%, 11/01/27 (c)	350	366
Weatherford International Ltd.
11.00%, 12/01/24 (c)	213	224
6.50%, 09/15/28 (c)	245	252
Western Midstream Operating, LP
4.35%, 02/01/25 (h) (j)	420	443
5.30%, 02/01/30 (h) (j)	435	481
		100,740
Industrials 2.1%
Adani Ports and Special Economic Zone Limited
4.38%, 07/03/29 (d)	600	629
3.10%, 02/02/31 (d)	500	478
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (c)	360	376
Air Canada
3.88%, 08/15/26 (c)	325	328
Air Lease Corporation
1.88%, 08/15/26	1,675	1,670
Aircastle Limited
2.85%, 01/26/28 (c)	2,610	2,640
Allied Universal Holdco LLC
6.63%, 07/15/26 (c)	370	391
9.75%, 07/15/27 (c)	715	777
American Airlines, Inc.
5.75%, 04/20/29 (c)	640	690
APi Group DE, Inc.
4.13%, 07/15/29 (c)	390	383
ARD Finance S.A.
6.50%, 06/30/27 (c) (k)	200	212
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (c) (e)	850	859
Atkore Inc.
4.25%, 06/01/31 (c)	325	337
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (c)	170	169
Berry Global, Inc.
1.65%, 01/15/27 (c)	1,455	1,438
BOC Aviation Limited
1.26%, (3 Month USD LIBOR + 1.13%), 09/26/23 (a) (c)	4,775	4,793
Bombardier Inc.
7.88%, 04/15/27 (c)	205	213
Builders FirstSource, Inc.
5.00%, 03/01/30 (c)	400	427
4.25%, 02/01/32 (c)	410	419
Carrier Global Corporation
3.38%, 04/05/40	2,560	2,680
Clean Harbors, Inc.
5.13%, 07/15/29 (c)	135	147
CSX Corporation
3.80%, 11/01/46	4,290	4,811
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (c)	1,845	2,222
FedEx Corporation
4.75%, 11/15/45	2,144	2,602
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (d)	300	349
First Student Bidco Inc.
4.00%, 07/31/29 (c)	345	340
Flowserve Corporation
2.80%, 01/15/32	2,460	2,433
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (c)	520	524
Garda World Security Corporation
4.63%, 02/15/27 (c)	625	625
6.00%, 06/01/29 (c)	475	464
General Electric Capital Corporation
5.88%, 01/14/38	2,405	3,246
6.88%, 01/10/39	1,335	1,986
GFL Environmental Inc.
4.00%, 08/01/28 (c)	610	606
Griffon Corporation
5.75%, 03/01/28	875	924
IAA Spinco Inc.
5.50%, 06/15/27 (c)	550	574
Jeld-Wen, Inc.
4.63%, 12/15/25 (c)	675	685
KAR Auction Services, Inc.
5.13%, 06/01/25 (c)	485	490
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/34 (d)	1,774	2,071
Madison IAQ LLC
4.13%, 06/30/28 (c)	335	335
5.88%, 06/30/29 (c)	325	329
Northrop Grumman Corporation
5.15%, 05/01/40	2,815	3,658
Owens Corning
4.40%, 01/30/48	2,095	2,439
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (c)	75	81
4.20%, 04/01/27 (c)	2,160	2,429
Pike Corporation
5.50%, 09/01/28 (c)	395	403
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (c)	335	346
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (d)	1,400	1,420
2.25%, 04/30/30 (d)	300	306
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (c)	210	215
Roper Technologies, Inc.
1.75%, 02/15/31	5,460	5,201
Seaspan Corporation
5.50%, 08/01/29 (c)	330	337
Southwest Airlines Co.
4.75%, 05/04/23	2,210	2,353
Stevens Holding Co., Inc.
6.13%, 10/01/26 (c)	555	599
The Boeing Company
2.95%, 02/01/30	2,715	2,762
TransDigm Inc.
8.00%, 12/15/25 (c)	100	107
6.25%, 03/15/26 (c)	605	633
5.50%, 11/15/27	345	355
Triton Container International Limited
1.15%, 06/07/24 (c)	1,070	1,069
Triumph Group, Inc.
6.25%, 09/15/24 (c)	155	155
7.75%, 08/15/25	310	306
Uber Technologies, Inc.
7.50%, 09/15/27 (c)	205	224
4.50%, 08/15/29 (c)	385	388
United Airlines Pass Through Trust
4.38%, 04/15/26 (c)	145	149
4.63%, 04/15/29 (c)	485	501
United Rentals (North America), Inc.
5.25%, 01/15/30	25	27
4.00%, 07/15/30	390	405

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
United Rentals, Inc.
3.88%, 02/15/31	70	72
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (c)	750	788
Waste Pro USA, Inc.
5.50%, 02/15/26 (c)	385	390
Weir Group PLC(The)
2.20%, 05/13/26 (c)	2,990	3,019
		76,809
Communication Services 2.0%
Activision Blizzard, Inc.
1.35%, 09/15/30	2,650	2,456
Acuris Finance
5.00%, 05/01/28 (c)	675	673
Altice Financing S.A.
5.00%, 01/15/28 (c)	245	234
Altice France Holding S.A.
5.13%, 07/15/29 (c)	480	471
5.50%, 10/15/29 (c)	470	466
Altice France S.A.
7.38%, 05/01/26 (c)	292	303
6.00%, 02/15/28 (c)	435	415
AT&T Inc.
2.75%, 06/01/31	5,255	5,389
3.50%, 09/15/53	7,523	7,446
3.55%, 09/15/55	403	397
Avaya, Inc.
6.13%, 09/15/28 (c)	425	447
Baidu, Inc.
3.43%, 04/07/30	200	212
Cablevision Lightpath LLC
3.88%, 09/15/27 (c)	300	295
5.63%, 09/15/28 (c)	200	201
CCO Holdings, LLC
4.75%, 03/01/30 (c)	735	768
4.50%, 08/15/30 (c)	380	392
4.25%, 01/15/34 (c)	385	383
Cengage Learning, Inc.
9.50%, 06/15/24 (c)	495	507
CenturyLink, Inc.
5.13%, 12/15/26 (c)	390	404
4.00%, 02/15/27 (c)	360	368
Charter Communications Operating, LLC
4.91%, 07/23/25	2,223	2,500
3.50%, 03/01/42	1,930	1,884
Cincinnati Bell Inc.
7.00%, 07/15/24 (c)	805	820
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (c)	85	89
7.50%, 06/01/29 (c)	245	255
Comcast Corporation
3.95%, 10/15/25	1,705	1,893
3.40%, 04/01/30	2,255	2,478
Consolidated Communications, Inc.
5.00%, 10/01/28 (c)	415	428
CSC Holdings, LLC
5.75%, 01/15/30 (c)	795	808
4.63%, 12/01/30 (c)	400	379
Diamond Sports Group, LLC
5.38%, 08/15/26 (c)	405	268
DIRECTV Financing, LLC
5.88%, 08/15/27 (c)	340	355
DISH DBS Corporation
5.88%, 11/15/24	410	441
5.13%, 06/01/29	415	407
Embarq Corporation
8.00%, 06/01/36	290	311
Expedia Group, Inc.
3.80%, 02/15/28	2,295	2,490
Frontier Communications Holdings, LLC
5.88%, 11/01/29	29	29
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (c)	130	138
5.00%, 05/01/28 (c)	260	273
6.75%, 05/01/29 (c)	165	174
GCI, LLC
4.75%, 10/15/28 (c)	380	399
Gray Escrow, Inc.
7.00%, 05/15/27 (c)	475	509
iHeartCommunications, Inc.
8.38%, 05/01/27	70	75
5.25%, 08/15/27 (c)	285	296
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (m) (n)	440	245
KT Corp
2.50%, 07/18/26 (d)	1,700	1,779
Level 3 Financing, Inc.
4.25%, 07/01/28 (c)	305	308
Ligado Networks LLC
15.50%, 11/01/23 (c) (k)	325	315
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (c)	945	982
6.50%, 05/15/27 (c)	205	226
Match Group Holdings II, LLC
4.63%, 06/01/28 (c)	185	193
Match Group, Inc.
5.00%, 12/15/27 (c)	340	356
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	330	324
NBN Co Limited
1.45%, 05/05/26 (c)	2,075	2,069
Netflix, Inc.
5.88%, 02/15/25	275	314
5.38%, 11/15/29 (c)	230	279
4.88%, 06/15/30 (c)	160	188
Network I2I Limited
5.65%, (100, 01/15/25) (c) (l)	900	958
Nexstar Escrow Inc.
5.63%, 07/15/27 (c)	300	318
Omnicom Group Inc.
2.60%, 08/01/31	1,125	1,144
Ooredoo International Finance Limited
3.25%, 02/21/23 (d)	500	516
3.75%, 06/22/26 (d)	200	221
Radiate HoldCo, LLC
4.50%, 09/15/26 (c)	315	325
6.50%, 09/15/28 (c)	120	122
Scripps Escrow, Inc.
5.88%, 07/15/27 (c)	355	364
Singtel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (d)	700	687
Sirius XM Radio Inc.
5.50%, 07/01/29 (c)	325	352
4.13%, 07/01/30 (c)	540	543
Sprint Corporation
7.13%, 06/15/24	1,205	1,372
6.88%, 11/15/28	1,255	1,603
Telesat Canada
4.88%, 06/01/27 (c)	255	236
6.50%, 10/15/27 (c)	260	225
Tencent Holdings Limited
2.39%, 06/03/30 (c)	2,000	1,966
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (c)	155	164
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	3,125	4,211
T-Mobile USA, Inc.
2.25%, 02/15/26	2,420	2,446
3.38%, 04/15/29 (c)	165	172
3.38%, 04/15/29	210	219
2.88%, 02/15/31	190	192
3.40%, 10/15/52 (c)	2,050	2,002
Townsquare Media, Inc.
6.88%, 02/01/26 (c)	155	163
Univision Communications Inc.
4.50%, 05/01/29 (c)	325	331
Verizon Communications Inc.
2.65%, 11/20/40	4,300	4,056

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Virgin Media Finance PLC
5.00%, 07/15/30 (c)	620	633
VTR Finance N.V.
6.38%, 07/15/28 (d)	200	214
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (c)	460	458
6.13%, 03/01/28 (c)	215	218
		73,935
Consumer Discretionary 1.5%
Academy, Ltd.
6.00%, 11/15/27 (c)	405	437
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (e)	765	745
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (c)	420	422
At Home Group, Inc.
4.88%, 07/15/28 (c)	115	115
7.13%, 07/15/29 (c)	240	238
Boyd Gaming Corporation
4.75%, 06/15/31 (c)	560	578
Boyne USA, Inc.
4.75%, 05/15/29 (c)	700	723
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c)	155	157
Carlson Travel, Inc.
0.00%, 12/15/25 (c) (e) (m) (n)	215	183
Carnival Corporation
11.50%, 04/01/23 (c)	31	35
5.75%, 03/01/27 (c)	570	589
Carvana Co.
5.63%, 10/01/25 (c)	175	181
Cedar Fair, L.P.
5.25%, 07/15/29	550	565
Century Communities, Inc.
6.75%, 06/01/27	345	368
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (c)	460	489
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (c)	166	168
Dana Corporation
5.38%, 11/15/27	120	127
5.63%, 06/15/28	310	334
4.25%, 09/01/30 (e)	95	98
Dealer Tire, LLC
8.00%, 02/01/28 (c)	310	325
Dollar Tree, Inc.
4.00%, 05/15/25	3,960	4,325
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	460	485
Everi Holdings Inc.
5.00%, 07/15/29 (c)	460	472
Expedia Group, Inc.
2.95%, 03/15/31 (j)	1,055	1,066
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (c)	330	323
Ford Motor Company
7.45%, 07/16/31	480	627
Full House Resorts, Inc.
8.25%, 02/15/28 (c)	165	177
General Motors Financial Company, Inc.
2.75%, 06/20/25	4,750	4,967
Golden Entertainment, Inc.
7.63%, 04/15/26 (c)	315	333
Group 1 Automotive, Inc.
4.00%, 08/15/28 (c)	140	142
Grubhub Holdings Inc.
5.50%, 07/01/27 (c)	215	223
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (c)	25	26
5.75%, 05/01/28 (c)	30	32
Hyundai Capital America
2.65%, 02/10/25 (c)	4,845	5,021
1.80%, 10/15/25 (c)	150	151
Installed Building Products, Inc.
5.75%, 02/01/28 (c)	425	447
JD.com, Inc.
3.38%, 01/14/30	500	525
LBM Acquisition, LLC
6.25%, 01/15/29 (c)	210	210
LSF9 Atlantis
7.75%, 02/15/26 (c)	375	389
M/I Homes, Inc.
4.95%, 02/01/28	380	399
Marriott International, Inc.
3.13%, 06/15/26	2,405	2,566
2.75%, 10/15/33 (j)	2,305	2,255
McDonald's Corporation
3.60%, 07/01/30	2,250	2,501
4.45%, 03/01/47	1,885	2,293
MGM Resorts International
6.75%, 05/01/25	465	491
5.75%, 06/15/25	227	248
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	265	270
NCL Corporation Ltd.
3.63%, 12/15/24 (c)	605	575
5.88%, 03/15/26 (c)	165	169
New Golden Nugget Inc.
6.75%, 10/15/24 (c)	795	796
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (c)	387	407
8.50%, 05/15/27 (c)	230	245
Penn National Gaming, Inc.
5.63%, 01/15/27 (c)	655	678
4.13%, 07/01/29 (c)	300	296
PetSmart, Inc.
4.75%, 02/15/28 (c)	830	857
7.75%, 02/15/29 (c)	500	545
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (c)	495	500
5.88%, 09/01/31 (c)	490	495
Real Hero Merger
6.25%, 02/01/29 (c)	165	171
Rent-A-Center, Inc.
6.38%, 02/15/29 (c)	330	356
Scientific Games International, Inc.
5.00%, 10/15/25 (c)	570	586
8.25%, 03/15/26 (c)	215	229
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	660	666
SRS Distribution Inc.
4.63%, 07/01/28 (c)	315	321
6.13%, 07/01/29 (c)	485	500
Staples, Inc.
7.50%, 04/15/26 (c)	245	248
10.75%, 04/15/27 (c) (e)	150	146
Superior Plus LP
4.50%, 03/15/29 (c)	630	651
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (c)	600	583
Tenneco Inc.
5.13%, 04/15/29 (c)	395	404
The Gap, Inc.
3.88%, 10/01/31 (c)	415	415
The Goodyear Tire & Rubber Company
5.25%, 07/15/31 (c)	400	428
The William Carter Company
5.63%, 03/15/27 (c)	490	508
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (c)	501	547
Victoria's Secret & Co.
4.63%, 07/15/29 (c)	655	666
Viking Cruises Limited
13.00%, 05/15/25 (c)	135	156
5.88%, 09/15/27 (c)	1,025	996
Wheel Pros, Inc.
6.50%, 05/15/29 (c)	245	238

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Wolverine Escrow LLC
9.00%, 11/15/26 (c)	322	298
Yum! Brands, Inc.
7.75%, 04/01/25 (c)	190	203
4.75%, 01/15/30 (c)	370	401
		53,121
Health Care 1.3%
AbbVie Inc.
4.70%, 05/14/45	4,325	5,335
AdaptHealth LLC
5.13%, 03/01/30 (c)	625	625
Anthem, Inc.
2.38%, 01/15/25	2,100	2,189
Bausch Health Companies Inc.
7.00%, 01/15/28 (c)	530	543
4.88%, 06/01/28 (c)	420	436
6.25%, 02/15/29 (c)	330	326
5.25%, 01/30/30 (c)	395	368
Bristol-Myers Squibb Company
4.35%, 11/15/47	3,955	4,925
Catalent Pharma Solutions, Inc.
3.50%, 04/01/30 (c)	365	365
Centene Corporation
3.00%, 10/15/30	220	226
2.50%, 03/01/31	3,860	3,803
2.63%, 08/01/31	330	327
Cigna Holding Company
4.90%, 12/15/48	2,865	3,653
Community Health Systems, Inc.
6.00%, 01/15/29 (c)	460	488
6.88%, 04/15/29 (c)	330	330
4.75%, 02/15/31 (c)	415	418
CVS Health Corporation
5.05%, 03/25/48	2,035	2,623
DaVita Inc.
4.63%, 06/01/30 (c)	325	335
Emergent BioSolutions Inc.
3.88%, 08/15/28 (c)	415	404
Encompass Health Corporation
4.50%, 02/01/28	180	187
4.75%, 02/01/30	60	63
4.63%, 04/01/31	475	499
Endo Luxembourg Finance Company I S.a r.l.
6.13%, 04/01/29 (c)	340	340
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (c)	235	191
Grifols, S.A.
4.75%, 10/15/28 (c)	1,060	1,084
HCA Inc.
4.13%, 06/15/29	2,180	2,435
3.50%, 09/01/30	620	657
Health Care Service Corporation, A Mutual Legal Reserve Company
3.20%, 06/01/50 (c)	1,460	1,503
Horizon Therapeutics USA, Inc.
5.50%, 08/01/27 (c)	630	668
Illumina, Inc.
0.55%, 03/23/23	1,675	1,675
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (c)	290	301
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (c)	245	257
4.38%, 02/15/27 (c)	415	414
Mozart Debt Merger Sub Inc
5.25%, 10/01/29 (c)	150	150
Organon Finance 1 LLC
5.13%, 04/30/31 (c)	570	599
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (c)	42	44
7.25%, 02/01/28 (c)	366	392
Radiology Partners, Inc.
9.25%, 02/01/28 (c)	465	500
Royalty Pharma PLC
3.30%, 09/02/40	2,690	2,679
RP Escrow Issuer LLC
5.25%, 12/15/25 (c)	480	493
Select Medical Corporation
6.25%, 08/15/26 (c)	855	900
Tenet Healthcare Corporation
6.25%, 02/01/27 (c)	605	629
5.13%, 11/01/27 (c)	215	225
6.13%, 10/01/28 (c)	730	766
4.25%, 06/01/29 (c)	575	584
The Providence Service Corporation
5.88%, 11/15/25 (c)	270	286
Upjohn Inc.
1.65%, 06/22/25 (c)	1,460	1,475
Vizient, Inc.
6.25%, 05/15/27 (c)	410	429
		48,144
Real Estate 1.3%
Agree Limited Partnership
2.60%, 06/15/33	1,045	1,033
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	1,585	1,542
American Tower Corporation
3.38%, 10/15/26	5,000	5,409
3.60%, 01/15/28	4,495	4,896
Boston Properties Limited Partnership
3.40%, 06/21/29	3,275	3,539
Crown Castle International Corp.
3.65%, 09/01/27	9,190	10,100
Equinix, Inc.
1.80%, 07/15/27	2,490	2,505
2.15%, 07/15/30	2,250	2,208
Iron Mountain Incorporated
4.88%, 09/15/29 (c)	365	382
4.50%, 02/15/31 (c)	275	279
iStar Inc.
4.75%, 10/01/24	300	318
Lexington Realty Trust
2.38%, 10/01/31	1,430	1,390
Mattamy Homes Limited
4.63%, 03/01/30 (c)	400	409
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	540	621
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,375	1,451
National Retail Properties, Inc.
2.50%, 04/15/30	1,145	1,159
Office Properties Income Trust
2.65%, 06/15/26	505	509
2.40%, 02/01/27	1,990	1,967
Park Intermediate Holdings LLC
4.88%, 05/15/29 (c)	285	292
Realogy Group LLC
7.63%, 06/15/25 (c)	300	320
5.75%, 01/15/29 (c)	315	327
Sabra Health Care Limited Partnership
3.20%, 12/01/31	500	491
Simon Property Group, L.P.
2.45%, 09/13/29	2,190	2,232
Uniti Group Inc.
6.50%, 02/15/29 (c)	325	334
VICI Properties Inc.
3.75%, 02/15/27 (c)	70	72
Vornado Realty L.P.
2.15%, 06/01/26	835	848
Welltower Inc.
2.80%, 06/01/31	2,470	2,545
WeWork Companies Inc.
7.88%, 05/01/25 (c)	170	173
XHR LP
6.38%, 08/15/25 (c)	280	297
4.88%, 06/01/29 (c)	415	427
		48,075

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Information Technology 1.3%
Arches Buyer Inc.
4.25%, 06/01/28 (c)	135	137
Arrow Electronics, Inc.
3.88%, 01/12/28	1,920	2,076
Boxer Parent Company Inc.
7.13%, 10/02/25 (c)	35	37
Broadcom Inc.
3.42%, 04/15/33 (c)	3,620	3,753
Camelot Finance S.A.
4.50%, 11/01/26 (c)	455	471
Castle United States Holding Corporation
9.50%, 02/15/28 (c)	590	617
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (c)	400	401
CommScope Technologies LLC
5.00%, 03/15/27 (c)	245	233
Commscope, Inc.
4.75%, 09/01/29 (c)	490	489
Dell International L.L.C.
5.30%, 10/01/29 (j)	4,175	5,049
Endure Digital, Inc.
6.00%, 02/15/29 (c)	495	470
Fortinet, Inc.
1.00%, 03/15/26	2,540	2,502
GTT Communications Inc.
0.00%, 12/31/24 (c) (m) (n)	340	34
LogMeIn, Inc.
5.50%, 09/01/27 (c)	185	188
Marvell Technology, Inc.
4.20%, 06/22/23 (c)	4,010	4,234
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (c) (e)	251	236
NetApp, Inc.
1.88%, 06/22/25	2,515	2,576
NXP B.V.
3.88%, 06/18/26 (c)	2,185	2,408
Oracle Corporation
3.85%, 04/01/60	3,280	3,337
Sabre GLBL Inc.
9.25%, 04/15/25 (c)	220	254
Science Applications International Corporation
4.88%, 04/01/28 (c)	180	186
Seagate HDD Cayman
3.38%, 07/15/31 (c)	205	200
Teledyne Technologies Incorporated
2.25%, 04/01/28	2,375	2,417
The Western Union Company
2.75%, 03/15/31 (j)	5,040	5,018
TSMC Global Limited
1.25%, 04/23/26 (c)	7,940	7,866
ViaSat, Inc.
6.50%, 07/15/28 (c)	460	485
Virtusa Corporation
7.13%, 12/15/28 (c)	160	162
Vontier Corporation
2.40%, 04/01/28 (c)	1,410	1,395
		47,231
Consumer Staples 1.2%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (c)	588	571
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	2,192
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,797
B&G Foods, Inc.
5.25%, 09/15/27	240	250
BAT Capital Corp.
3.46%, 09/06/29	4,920	5,158
Bunge Limited Finance Corp.
2.75%, 05/14/31	2,645	2,680
Constellation Brands, Inc.
3.15%, 08/01/29	2,130	2,278
2.88%, 05/01/30	260	270
Coty Inc.
5.00%, 04/15/26 (c)	405	414
6.50%, 04/15/26 (c)	245	251
Flowers Foods, Inc.
2.40%, 03/15/31	1,175	1,172
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (c)	700	715
JBS USA Food Company
5.50%, 01/15/30 (c)	85	95
3.75%, 12/01/31 (c)	210	220
Keurig Dr Pepper Inc.
3.80%, 05/01/50	2,285	2,556
Kraft Heinz Foods Company
5.00%, 07/15/35	440	541
5.20%, 07/15/45	1,210	1,519
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (c)	1,025	1,024
7.00%, 12/31/27 (c) (e)	550	527
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (c)	345	354
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (c)	450	466
Metis Merger Subordinated LLC
6.50%, 05/15/29 (c)	375	365
Minerva Luxembourg S.A.
4.38%, 03/18/31 (c)	2,200	2,128
Mondelez International, Inc.
1.88%, 10/15/32 (j)	1,550	1,479
NESCO Holdings II, Inc.
5.50%, 04/15/29 (c)	115	119
Performance Food Group, Inc.
5.50%, 10/15/27 (c)	470	492
4.25%, 08/01/29 (c)	385	386
Pilgrim's Pride Corporation
5.88%, 09/30/27 (c)	465	493
Post Holdings, Inc.
5.50%, 12/15/29 (c)	130	138
4.63%, 04/15/30 (c)	540	544
Primo Water Holdings Inc.
4.38%, 04/30/29 (c)	330	328
SEG Holding LLC
5.63%, 10/15/28 (c)	630	658
Smithfield Foods, Inc.
4.25%, 02/01/27 (c)	4,365	4,773
Spectrum Brands, Inc.
5.00%, 10/01/29 (c)	360	388
3.88%, 03/15/31 (c)	415	420
Sysco Corporation
3.30%, 02/15/50	3,625	3,721
Triton Water Holdings Incorporated
6.25%, 04/01/29 (c)	385	392
U.S. Foods Inc.
6.25%, 04/15/25 (c)	40	42
4.75%, 02/15/29 (c)	345	354
United Natural Foods, Inc.
6.75%, 10/15/28 (c)	450	487
Verscend Holding Corp.
9.75%, 08/15/26 (c)	739	780
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (c)	550	574
		45,111
Materials 1.2%
Anglo American Capital PLC
4.50%, 03/15/28 (c)	3,970	4,453
Antofagasta PLC
2.38%, 10/14/30 (d) (e)	500	483
Arconic Corporation
6.13%, 02/15/28 (c)	765	811
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (c)	280	286
Axalta Coating Systems, LLC
4.75%, 06/15/27 (c)	670	696

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (c)	800	919
Cap S.A.
3.90%, 04/27/31 (c)	600	588
CCL Industries Inc.
3.05%, 06/01/30 (c)	1,875	1,963
CVR Partners, LP
6.13%, 06/15/28 (c)	245	257
Diamond (BC) B.V.
4.63%, 10/01/29 (c)	335	340
EQUATE Petrochemical B.V.
2.63%, 04/28/28 (d)	200	201
Glencore Funding LLC
1.63%, 04/27/26 (c)	2,275	2,263
3.38%, 09/23/51 (c)	1,515	1,440
GrafTech Finance Inc.
4.63%, 12/15/28 (c)	210	215
Hexion Inc.
7.88%, 07/15/27 (c) (e)	285	305
Illuminate Buyer LLC
9.00%, 07/01/28 (c)	520	573
Kraton Polymers U.S. LLC
4.25%, 12/15/25 (c)	605	631
LG Chem, Ltd.
2.38%, 07/07/31 (c)	300	296
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	1,500	1,660
Nexa Resources S.A.
5.38%, 05/04/27 (d) (e)	1,300	1,360
Nutrien Ltd.
4.20%, 04/01/29	4,075	4,641
Packaging Corporation of America
3.40%, 12/15/27	1,975	2,155
POSCO
2.38%, 01/17/23 (d)	1,900	1,938
2.75%, 07/15/24 (d)	600	628
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (c) (o)	485	504
SCIH Salt Holdings Inc.
6.63%, 05/01/29 (c) (e)	145	140
Silgan Holdings Inc.
4.13%, 02/01/28	630	647
SunCoke Energy, Inc.
4.88%, 06/30/29 (c)	510	508
Suzano Austria GmbH
3.13%, 01/15/32	200	193
The Scotts Miracle-Gro Company
4.50%, 10/15/29 (e)	420	439
TMS International Corp.
6.25%, 04/15/29 (c)	220	230
Tronox Incorporated
4.63%, 03/15/29 (c)	105	105
UltraTech Cement Limited
2.80%, 02/16/31 (d)	300	289
Unifrax Escrow Issuer Corporation
7.50%, 09/30/29 (c)	50	51
UPL Corporation Limited
4.50%, 03/08/28 (d)	700	745
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	1,300	1,237
Vedanta Resources Limited
6.13%, 08/09/24 (d)	4,000	3,575
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	415	428
Westrock Company, Inc.
3.75%, 03/15/25	4,220	4,559
		42,752
Total Corporate Bonds And Notes (cost $877,426)		899,823
SENIOR FLOATING RATE INSTRUMENTS 4.4%
Information Technology 1.0%
Access CIG, LLC
2018 1st Lien Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 02/14/25 (a)	692	688
Almonde, Inc.
USD 1st Lien Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 04/06/24 (a)	424	420
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (a)	426	421
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (a)	145	146
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 09/06/24 (a)	813	813
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (a)	2	2
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	683	679
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (a)	815	814
Avaya, Inc.
2021 Term Loan B2, 4.08%, (1 Month USD LIBOR + 4.00%), 12/15/27 (a)	505	505
2020 Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 12/15/27 (a)	317	317
Banff Merger Sub Inc
2021 USD Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 10/01/25 (a) (p)	70	70
2021 USD Term Loan, 3.83%, (3 Month USD LIBOR + 3.75%), 10/01/25 (a)	498	495
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	693	688
Bright Bidco B.V.
2018 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 06/28/24 (a)	312	248
Castle US Holding Corporation
USD Term Loan B, 3.90%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	849	842
Colorado Buyer Inc
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 03/15/24 (a)	416	412
CommerceHub, Inc.
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/02/27 (a)	674	674
Constant Contact Inc
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	710	708
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	1,005	1,004
Cvent, Inc.
1st Lien Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 11/30/24 (a)	783	780
DCert Buyer, Inc.
2019 Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	668	667
2021 2nd Lien Term Loan, 7.08%, (1 Month USD LIBOR + 7.00%), 02/16/29 (a)	330	332
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	834	835
2020 2nd Lien Term Loan, 8.00%, (3 Month USD LIBOR + 7.25%), 12/01/28 (a)	90	91
Emerald TopCo Inc
Term Loan, 3.58%, (3 Month USD LIBOR + 3.50%), 07/16/26 (a)	1	1
Term Loan, 3.63%, (3 Month USD LIBOR + 3.50%), 07/16/26 (a)	396	394
Endure Digital Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 01/27/28 (a)	845	840
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.50%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	40	40
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 07/24/24 (a)	436	404

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (a)	687	687
Grab Holdings Inc
Term Loan B, 5.50%, (6 Month USD LIBOR + 4.50%), 01/20/26 (a)	498	502
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	828	831
Helios Software Holdings, Inc.
2021 USD Term Loan B, 3.92%, (3 Month USD LIBOR + 3.75%), 03/05/28 (a)	721	720
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	684	684
2021 2nd Lien Term Loan, 7.00%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	186	188
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	227	227
Informatica LLC
2020 USD Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 02/19/27 (a)	542	540
Ingram Micro Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (a)	673	675
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.33%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	1,002	1,000
Ivanti Software, Inc.
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 11/20/27 (a) (p)	125	125
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (a)	363	364
KBR, Inc.
2020 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 02/03/27 (a)	271	271
Liftoff Mobile, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/23/28 (a) (p)	355	354
LogMeIn, Inc.
Term Loan B, 4.83%, (3 Month USD LIBOR + 4.75%), 08/31/27 (a)	687	686
Mitchell International, Inc.
2017 1st Lien Term Loan, 3.33%, (1 Month USD LIBOR + 3.25%), 11/21/24 (a)	621	620
2017 2nd Lien Term Loan, 7.33%, (1 Month USD LIBOR + 7.25%), 12/01/25 (a)	100	100
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.58%, (1 Month USD LIBOR + 4.50%), 07/13/25 (a)	147	133
NCR Corporation
2019 Term Loan, 2.63%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	147	145
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (a)	792	795
Osmosis Debt Merger Sub, Inc.
2021 1st Lien Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (a) (p)	93	93
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	1,001	1,001
PointClickCare Technologies, Inc.
Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 12/16/27 (a)	186	186
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 12/16/27 (a)	8	8
Presidio Holdings Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 12/19/26 (a)	—	—
Presidio, Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 12/19/26 (a)	4	4
2020 Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	80	79
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 04/26/24 (a)	996	995
Proofpoint, Inc.
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a)	465	462
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (a)	465	457
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.33%, (3 Month USD LIBOR + 3.25%), 05/21/25 (a)	621	615
2018 2nd Lien Term Loan, 7.08%, (1 Month USD LIBOR + 7.00%), 05/29/26 (a)	205	205
Riverbed Technology, Inc.
2020 Term Loan B, 7.00%, (3 Month USD LIBOR + 6.00%), 12/31/23 (a)	352	315
Sabre GLBL Inc.
2018 Term Loan B, 2.08%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	286	283
2021 Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.50%), 12/17/27 (a)	112	111
2021 Term Loan B2, 4.00%, (3 Month USD LIBOR + 3.50%), 12/17/27 (a)	178	177
Severin Acquisition, LLC
2018 Term Loan B, 3.34%, (3 Month USD LIBOR + 3.25%), 06/15/25 (a)	815	811
SkillSoft Corporation
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (a)	105	105
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	814	817
Surf Holdings, LLC
USD Term Loan , 3.62%, (3 Month USD LIBOR + 3.50%), 01/15/27 (a)	810	805
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (a)	723	724
Tibco Software Inc.
2020 Term Loan B3, 3.84%, (1 Month USD LIBOR + 3.75%), 07/03/26 (a)	790	783
2020 2nd Lien Term Loan, 7.25%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	45	45
Ultimate Software Group Inc(The)
Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	48	48
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (a)	773	774
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (a)	70	71
Ultra Clean Holdings, Inc
2021 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 08/27/25 (a)	212	212
Virtusa Corporation
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 12/09/27 (a)	95	95
VS Buyer, LLC
Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 02/19/27 (a)	815	814
VT Topco, Inc.
2021 Incremental Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 08/01/25 (a)	451	450
		35,522
Industrials 0.7%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	425	439
Aegion Corporation
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/31/28 (a)	140	141
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (a)	270	271
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	167	167

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/04/28 (a)	1,000	1,000
Amentum Government Services Holdings LLC
Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 01/24/27 (a)	412	410
American Airlines, Inc.
2017 Incremental Term Loan, 2.08%, (1 Month USD LIBOR + 2.00%), 12/14/23 (a)	148	145
2017 1st Lien Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 01/29/27 (a)	307	294
American Residential Services, LLC
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	149	149
American Trailer World Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/17/28 (a)	678	675
APX Group, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 07/01/28 (a)	335	334
Artera Services, LLC
Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/06/25 (a)	279	278
Autokiniton US Holdings, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 03/26/28 (a)	415	415
Bingo Industries Ltd
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 07/07/28 (a)	115	115
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	199	198
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	52	51
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 08/01/25 (a)	397	394
Brown Group Holding, LLC
Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 12/31/24 (a)	70	70
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	20	20
Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	803	800
CNT Holdings I Corp
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/16/27 (a)	1,002	1,002
Columbus McKinnon Corporation
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 04/07/28 (a)	50	50
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/20/24 (a)	538	538
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 11/23/27 (a)	1,001	997
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	751	753
2021 Delayed Draw Term Loan , 4.50%, (3 Month USD LIBOR + 3.75%), 03/04/26 (a)	26	26
2021 Delayed Draw Term Loan , 4.50%, (1 Month USD LIBOR + 3.75%), 03/04/26 (a)	120	120
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 6.75%), 03/18/29 (a) (q)	80	80
Dun & Bradstreet Corporation (The)
Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 02/01/26 (a)	919	918
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.65%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	108	106
2020 Term Loan B1, 3.65%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	201	196
EAB Global, Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 12/31/24 (a)	840	835
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (a)	623	625
Filtration Group Corporation
2018 1st Lien Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	545	542
First Advantage Holdings, LLC
2021 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 01/31/27 (a)	378	378
First Student Bidco Inc
Term Loan C, 3.50%, (3 Month USD LIBOR + 3.00%), 07/12/28 (a)	152	151
Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 07/13/28 (a)	413	410
Garda World Security Corporation
2021 Term Loan B, 4.34%, (1 Month USD LIBOR + 4.25%), 10/30/26 (a)	880	881
GIP II Blue Holding, L.P.
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.50%), 09/22/28 (a)	255	255
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	434	433
Grinding Media Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a) (p)	420	421
Hillman Group Inc. (The)
2021 Delayed Draw Term Loan , 3.25%, (1 Month USD LIBOR + 2.75%), 02/24/28 (a)	3	3
2021 Term Loan B1, 3.25%, (1 Month USD LIBOR + 2.75%), 02/24/28 (a)	169	169
Kenan Advantage Group, Inc.
2021 Term Loan B1, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	628	626
Madison IAQ LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 06/15/28 (a)	500	499
MIC Glen LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 06/23/28 (a) (p)	220	219
Minotaur Acquisition, Inc.
Term Loan B, 4.83%, (3 Month USD LIBOR + 4.75%), 02/27/26 (a)	683	679
Mirion Technologies, Inc.
2019 Term Loan B, 4.15%, (3 Month USD LIBOR + 4.00%), 12/31/22 (a)	94	95
Packers Holdings, LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 03/04/28 (a) (p)	455	453
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 03/04/28 (a)	394	392
Pike Corporation
2021 Incremental Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 01/15/28 (a)	163	163
PODS, LLC
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.00%), 03/17/28 (a)	791	791
Polaris Newco LLC
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 06/03/28 (a)	810	812
Syncreon Group B.V.
2019 First Out Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 10/01/24 (a) (q)	93	93
Titan Acquisition Limited
2018 Term Loan B, 3.17%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	648	636
Uber Technologies, Inc.
2021 1st Lien Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 04/04/25 (a)	710	709
2021 Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 02/16/27 (a)	29	29
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	832	837
Univar Solutions Inc.
2019 USD Term Loan B5, 2.08%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	93	93

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Vertical US Newco Inc
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 07/29/27 (a)	814	815
Viad Corp
Initial Term Loan, 5.50%, (3 Month USD LIBOR + 5.00%), 12/31/24 (a) (q)	235	234
Waterlogic Holdings Limited
2021 USD Term Loan B, 4.89%, (3 Month USD LIBOR + 4.75%), 08/04/28 (a)	960	959
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 07/22/28 (a) (p)	580	582
2021 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 07/22/28 (a)	260	261
		26,232
Consumer Discretionary 0.7%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 06/17/28 (a)	742	744
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 07/30/28 (a)	671	668
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 09/02/24 (a)	25	25
2015 Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 09/02/24 (a)	231	231
At Home Group Inc.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a)	415	416
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	725	720
2020 Term Loan B1, 3.58%, (3 Month USD LIBOR + 3.50%), 06/19/25 (a)	616	616
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (a)	203	202
Clarios Global LP
2021 USD Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	724	721
ClubCorp Holdings, Inc.
2017 Term Loan B, 2.90%, (3 Month USD LIBOR + 2.75%), 08/16/24 (a)	90	84
Comet Acquisition, Inc.
Term Loan, 3.40%, (3 Month USD LIBOR + 3.25%), 10/23/25 (a)	126	124
Conservice Midco, LLC
2020 Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 05/07/27 (a)	317	317
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	824	821
DexKo Global Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a) (p)	440	439
Dhanani Group Inc.
2018 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 06/22/25 (a)	192	190
2018 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 06/22/25 (a)	43	42
Everi Holdings Inc.
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	155	155
Getty Images, Inc.
2019 USD Term Loan B, 4.62%, (3 Month USD LIBOR + 4.50%), 02/13/26 (a)	417	416
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	544	541
Great Outdoors Group, LLC
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/26/28 (a)	645	647
Hayward Industries, Inc.
2021 Term Loan, 3.00%, (1 Month USD LIBOR + 2.50%), 05/14/28 (a)	499	497
IRB Holding Corp
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (a) (p)	625	626
2020 Fourth Amendment Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 11/19/27 (a)	382	383
Jo-Ann Stores, Inc.
2021 Term Loan B1, 5.50%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	505	490
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (a)	394	384
K-Mac Holdings Corp
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 06/23/28 (a)	115	114
LBM Acquisition LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a)	348	345
Mavis Tire Express Services Corp.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 04/13/26 (a)	1,002	1,004
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	355	377
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 3.08%, (3 Month USD LIBOR + 3.00%), 05/08/26 (a)	536	534
Motion Finco Sarl
USD Term Loan B1, 3.40%, (3 Month USD LIBOR + 3.25%), 10/11/26 (a)	126	122
Delayed Draw Term Loan B2, 3.40%, (3 Month USD LIBOR + 3.25%), 10/31/26 (a)	17	16
PCI Gaming Authority
Term Loan, 2.58%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	145	145
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	801	801
PetSmart, Inc.
2021 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.75%), 12/31/24 (a)	1,000	1,001
Playa Resorts Holding B.V.
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 04/07/24 (a) (p)	130	127
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/07/24 (a)	208	203
Prometric Holdings Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 01/18/25 (a) (p)	685	680
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 3.37%, (1 Month USD LIBOR + 3.25%), 02/04/28 (a)	239	239
Savage Enterprises LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 08/11/28 (a)	440	439
Scientific Games International, Inc.
2018 Term Loan B5, 2.83%, (1 Month USD LIBOR + 2.75%), 08/14/24 (a)	573	570
SIWF Holdings Inc.
1st Lien Term Loan, 4.33%, (3 Month USD LIBOR + 4.25%), 05/25/25 (a)	573	573
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	278	273
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	295	314
SMG US Midco 2, Inc.
2020 Term Loan, 2.58%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	122	120
2020 Term Loan, 2.63%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	298	292
Spin Holdco Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	608	610

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/20/28 (a)	1,010	1,010
Staples, Inc.
7 Year Term Loan, 5.13%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	279	266
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 2.38%, (3 Month USD LIBOR + 3.50%), 06/29/25 (a)	498	497
Tamko Building Products, LLC
Term Loan B, 3.08%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	291	289
Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 05/15/26 (a)	297	295
Tecta America Corp.
2021 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 12/31/24 (a)	269	270
TGP Holdings III, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 06/24/28 (a)	119	118
Travel Leaders Group, LLC
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 01/25/24 (a) (p)	135	126
2018 Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	220	206
Truck Hero, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 01/20/28 (a)	503	502
Twin River Worldwide Holdings, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 08/05/28 (a) (p)	1,055	1,054
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.75%), 04/29/26 (a)	738	736
Victoria's Secret & Co.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 06/30/28 (a)	290	289
Wand NewCo 3, Inc.
2020 Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 02/05/26 (a)	554	548
Whatabrands LLC
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 07/21/28 (a)	410	409
Wheel Pros, LLC
2021 Term Loan, 5.25%, (1 Month USD LIBOR + 4.50%), 04/23/28 (a)	215	215
		26,228
Health Care 0.6%
ADMI Corp.
2021 Incremental Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.50%), 12/23/27 (a) (p)	770	769
2021 Incremental Term Loan B3, 4.00%, (1 Month USD LIBOR + 3.50%), 12/23/27 (a)	235	235
Agiliti Health, Inc
Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 10/10/25 (a)	815	810
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	440	436
Athenahealth, Inc.
2021 Term Loan B1, 4.38%, (3 Month USD LIBOR + 4.25%), 02/11/26 (a)	528	529
Aveanna Healthcare LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 3.75%), 06/30/28 (a) (p)	190	189
Aveanna Healthcare, LLC
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	235	235
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 07/17/28 (a) (p)	580	579
Bausch Health Companies Inc.
2018 Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 05/19/25 (a)	175	175
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	733	732
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/03/24 (a)	7	7
CHG Healthcare Services, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 09/22/28 (a) (p)	455	455
Endo Luxembourg Finance Company I S.a r.l.
2021 Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 12/31/24 (a)	171	167
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 09/27/25 (a)	552	490
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	992	994
Global Medical Response, Inc.
2017 Term Loan B2, 0.00%, (3 Month USD LIBOR + 4.25%), 09/26/24 (a) (p)	190	191
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/24/25 (a)	473	474
HC Group Holdings II, Inc.
Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 05/22/26 (a)	941	941
Heartland Dental, LLC
2021 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 04/30/25 (a) (p)	815	812
2021 Incremental Term Loan, 4.08%, (3 Month USD LIBOR + 4.00%), 04/30/25 (a)	185	184
Horizon Therapeutics USA Inc.
2021 Term Loan B, 2.50%, (1 Month USD LIBOR + 2.00%), 02/25/28 (a)	363	362
ICON Luxembourg S.A.R.L.
LUX Term Loan, 3.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (a)	268	268
US Term Loan, 3.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (a)	67	67
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (a)	813	814
Kindred Healthcare LLC
2018 1st Lien Term Loan, 4.62%, (1 Month USD LIBOR + 4.50%), 06/21/25 (a)	352	352
Kodiak Building Partners Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	194	194
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/15/27 (a)	123	123
MED ParentCo LP
1st Lien Term Loan, 4.33%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	666	664
Mozart Debt Merger Sub Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 09/30/28 (a) (p)	835	833
Organon & Co
USD Term Loan , 3.50%, (3 Month USD LIBOR + 3.00%), 04/07/28 (a)	810	811
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	205	205
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/25/27 (a)	997	998
Parexel International Corporation
Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 08/06/24 (a)	818	818
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 08/10/28 (a) (p)	665	665
Pathway Vet Alliance LLC
2021 Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 03/31/27 (a)	769	767
PetVet Care Centers, LLC
2021 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.50%), 02/14/25 (a)	164	164
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	102	102
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	479	478

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
2018 1st Lien Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	456	455
RadNet, Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 04/15/28 (a) (p)	565	564
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	584	583
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.83%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	825	821
Southern Veterinary Partners, LLC
Delayed Draw Term Loan, 5.00%, (6 Month USD LIBOR + 4.00%), 12/31/23 (a)	63	63
Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 10/05/27 (a)	529	531
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 01/12/24 (a)	236	229
Universal Health Services Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 10/10/25 (a) (p)	195	194
Upstream Rehabilition, Inc.
2021 Term Loan, 4.33%, (1 Month USD LIBOR + 4.25%), 11/20/26 (a)	423	422
Zelis Healthcare Corporation
2021 Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 09/30/26 (a)	806	803
		22,754
Financials 0.4%
Acrisure, LLC
2020 Term Loan B, 3.61%, (3 Month USD LIBOR + 3.50%), 01/30/27 (a)	549	544
Alera Group Holdings, Inc.
2018 Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 07/26/25 (a) (q)	819	819
Alliant Holdings Intermediate, LLC
Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 05/10/25 (a)	494	490
2020 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.75%), 10/09/27 (a)	129	129
AmWINS Group, Inc.
2021 Term Loan B, 3.00%, (3 Month USD LIBOR + 2.25%), 02/16/28 (a)	373	371
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 02/16/28 (a)	66	66
AssuredPartners, Inc.
2020 Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	812	806
Asurion LLC
2020 Term Loan B8, 3.33%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a)	615	606
2021 Term Loan B9, 3.33%, (1 Month USD LIBOR + 3.25%), 02/05/28 (a)	359	354
2021 2nd Lien Term Loan B3, 5.33%, (1 Month USD LIBOR + 5.25%), 02/05/28 (a)	100	100
2021 Second Lien Term Loan B4, 0.00%, (3 Month USD LIBOR + 5.25%), 01/15/29 (a) (p)	55	55
2021 Second Lien Term Loan B4, 5.33%, (1 Month USD LIBOR + 5.25%), 01/15/29 (a)	615	612
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (a)	1,008	1,010
Edelman Financial Center, LLC
2018 2nd Lien Term Loan, 6.83%, (1 Month USD LIBOR + 6.75%), 06/26/26 (a)	405	408
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 03/15/28 (a)	1,042	1,040
Eisner Advisory Group LLC
Term Loan, 6.00%, (3 Month USD LIBOR + 5.25%), 12/31/24 (a)	250	250
Greystone Select Financial LLC
Term Loan B, 5.75%, (6 Month USD LIBOR + 5.00%), 12/31/24 (a)	125	126
Gulf Finance, LLC
Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 08/25/23 (a)	304	291
HCRX Investments Holdco, L.P.
Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 07/14/28 (a) (p)	130	130
Hightower Holdings LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 04/08/26 (a)	364	364
ION Trading Finance Limited
2021 USD Term Loan, 4.92%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	810	811
KKR Apple Bidco, LLC
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 3.00%), 07/14/28 (a)	145	145
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.33%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	124	123
McDermott Technology Americas Inc
2020 Take Back Term Loan, 3.00%, (1 Month USD LIBOR + 1.00%), 06/30/25 (a)	26	12
PAI Holdco, Inc.
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/13/25 (a)	639	640
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	839	835
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a)	524	520
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 02/06/24 (a)	410	405
Sweetwater Borrower, LLC
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (a)	525	522
SWF Holdings I Corp.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a) (p)	995	987
Tiger Acquisition, LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/21/28 (a)	265	264
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 02/28/25 (a)	382	396
2021 Consented Term Loan, 6.90%, (3 Month USD LIBOR + 6.75%), 05/29/26 (a)	135	116
UGI Energy Services, LLC
Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 08/01/26 (a)	225	225
Zebra Buyer LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 04/21/28 (a) (p)	380	381
		14,953
Communication Services 0.3%
Altice France S.A.
2018 Term Loan B13, 4.12%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	821	817
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	268	268
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (a)	1,000	1,006
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a) (p)	215	210
Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	209	204
Cologix, Inc.
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 04/01/28 (a)	673	674
Connect Finco Sarl
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 12/11/26 (a)	207	207
CSC Holdings, LLC
2017 Term Loan B1, 2.33%, (1 Month USD LIBOR + 2.25%), 07/15/25 (a)	245	242
2018 Incremental Term Loan, 2.33%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	171	168

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Diamond Sports Group, LLC
Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	241	150
DirecTV Financing, LLC
Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 07/22/27 (a)	667	667
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	311	310
Gogo Intermediate Holdings LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 04/21/28 (a) (p)	165	165
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (a)	670	671
GoodRx, Inc.
1st Lien Term Loan, 2.83%, (1 Month USD LIBOR + 2.75%), 09/28/25 - 10/10/25 (a)	819	818
GTT Communications, Inc.
2018 USD Term Loan B, 2.90%, (3 Month USD LIBOR + 2.75%), 04/27/25 (a)	91	77
iHeartCommunications, Inc.
2020 Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	315	313
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/13/22 (a)	142	143
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	830	839
NASCAR Holdings Inc.
Term Loan B, 2.58%, (1 Month USD LIBOR + 2.50%), 07/19/26 (a)	162	162
PUG LLC
USD Term Loan , 0.00%, (3 Month USD LIBOR + 3.50%), 01/31/27 (a) (p)	80	78
USD Term Loan , 3.58%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	430	420
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (a)	720	719
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (n) (q)	43	2
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	430	408
Sinclair Television Group Inc.
Term Loan B2B, 2.59%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	725	712
Telesat Canada
Term Loan B5, 2.86%, (3 Month USD LIBOR + 2.75%), 11/22/26 (a)	448	403
Terrier Media Buyer, Inc.
2021 Term Loan, 3.58%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	477	475
Zayo Group Holdings, Inc.
USD Term Loan , 3.08%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	217	215
Ziggo Financing Partnership
USD Term Loan I, 0.00%, (3 Month USD LIBOR + 2.50%), 04/17/28 (a) (p)	205	203
USD Term Loan I, 2.58%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	65	64
		11,810
Materials 0.3%
Atotech B.V.
2021 USD Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 12/31/24 (a)	94	94
Charter NEX US, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/01/27 (a)	413	414
Cyanco Intermediate Corporation
2018 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	127	126
Diamond (BC) B.V.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 09/14/28 (a) (p)	795	796
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.14%, (3 Month USD LIBOR + 3.00%), 06/20/25 (a)	380	378
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (a)	154	154
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (a)	464	464
GEON Performance Solutions, LLC
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 08/10/28 (a)	105	106
Groupe Solmax Inc.
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/30/24 (a)	130	130
Hexion Inc.
USD Exit Term Loan, 3.65%, (3 Month USD LIBOR + 3.50%), 06/27/26 (a)	210	210
Illuminate Buyer, LLC
2021 Term Loan, 3.58%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	458	457
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.75%), 02/04/26 (a)	653	655
Messer Industries GmbH
2018 USD Term Loan, 2.65%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	411	408
Olympus Water US Holding Corporation
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/21/28 (a) (p)	345	344
Phoenix Services International, LLC
Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 01/29/25 (a)	142	141
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.87%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	266	265
2018 1st Lien Term Loan, 4.87%, (1 Month USD LIBOR + 4.75%), 08/21/25 (a)	230	230
2018 1st Lien Term Loan, 4.90%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	2	2
PQ Corporation
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 05/26/28 (a)	140	140
Pregis TopCo Corporation
1st Lien Term Loan, 4.08%, (1 Month USD LIBOR + 4.00%), 07/25/26 (a)	486	487
Pretium PKG Holdings, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a) (p)	380	380
Term Loan, 0.00%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a) (p) (q)	80	80
Quikrete Holdings, Inc
2021 Term Loan B1, 0.00%, (3 Month USD LIBOR + 3.00%), 12/24/24 (a) (p)	175	174
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 03/16/27 (a)	223	223
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.08%, (1 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	434	434
2018 2nd Lien Term Loan, 8.58%, (1 Month USD LIBOR + 8.50%), 06/18/26 (a)	25	25
Starfruit Finco B.V
2018 USD Term Loan B, 2.83%, (3 Month USD LIBOR + 2.75%), 09/10/25 (a)	192	190
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan , 3.75%, (3 Month USD LIBOR + 3.25%), 01/29/28 (a)	12	12
2021 Delayed Draw Term Loan , 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/28 (a)	15	15
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/28 (a)	346	344
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (a)	685	684
2021 Delayed Draw Term Loan , 0.00%, 07/22/26 (p)	12	12

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
2021 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a) (p)	88	88
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	298	292
W.R. Grace Holdings LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 08/11/28 (a) (p)	650	652
		9,606
Consumer Staples 0.2%
CHG PPC Parent LLC
2018 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 03/16/25 (a)	684	680
Conair Holdings, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/13/28 (a)	500	500
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.77%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	678	676
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 12/22/26 (a)	610	595
Monogram Food Solutions, LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 12/31/24 (a)	455	455
Reynolds Consumer Products LLC
Term Loan, 1.83%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	164	164
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	128	128
Sunshine Software Merger Sub, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/08/26 (a) (p)	595	594
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	1,010	1,008
United Natural Foods, Inc.
Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 10/10/25 (a)	354	353
Verscend Holding Corp.
2021 Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	998	998
		6,151
Energy 0.2%
Atlas Purchaser, Inc.
2021 Term Loan, 6.00%, (3 Month USD LIBOR + 5.25%), 12/31/24 (a)	409	401
CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (a)	895	892
DT Midstream, Inc
Term Loan B, 2.50%, (6 Month USD LIBOR + 2.00%), 12/31/24 (a)	212	211
Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 12/31/24 (a)	23	23
EG America LLC
2018 USD Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	231	231
EG Group Limited
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 03/11/26 (a)	219	219
ExGen Renewables IV, LLC
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	288	288
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (3 Month USD LIBOR + 8.00%), 06/30/27 (a) (q)	141	141
Frontera Generation Holdings LLC
2021 2nd Lien Term Loan, 3.75%, (PRIME + 0.50%), 04/26/28 (a)	21	11
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.15%, (3 Month USD LIBOR + 4.00%), 09/30/26 (a)	498	498
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (3 Month USD LIBOR + 4.00%), 05/10/26 (a)	433	433
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/31/25 (a)	335	331
Oryx Midstream Services Permian Basin LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 12/31/24 (a) (p)	330	330
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	272	270
Prairie ECI Acquiror LP
Term Loan B, 4.83%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	197	190
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (1 Month USD LIBOR + 5.50%), 09/22/24 (a)	398	398
U.S. Silica Company
2018 Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 04/12/25 (a)	338	330
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 03/31/28 (a)	608	608
		5,805
Utilities 0.0%
Calpine Corporation
2019 Term Loan B10, 2.08%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	54	53
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (a)	425	417
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.83%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	72	71
1st Lien Term Loan B3, 1.83%, (3 Month USD LIBOR + 1.75%), 12/11/25 (a)	294	291
Waterbridge Midstream Operating LLC
Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 06/22/26 (a)	239	232
		1,064
Real Estate 0.0%
Iron Mountain, Inc.
2018 Term Loan B, 1.83%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	322	318
Total Senior Floating Rate Instruments (cost $159,983)		160,443
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (i) (m)	20	446
Energy 0.0%
Frontera Holdings LLC (i) (m)	—	—
Gulfport Energy Operating Corporation (m)	5	374
McDermott International, Inc. (m)	11	5
Tapstone Energy, LLC (i) (m)	8	34
		413
Total Common Stocks (cost $551)		859
WARRANTS 0.0%
Avation PLC (m) (q)	10	8
Total Warrants (cost $0)		8
OTHER EQUITY INTERESTS 0.0%
Gulfport Energy Operating Corporation (i) (m) (r)	510	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.7%
Investment Companies 5.1%
JNL Government Money Market Fund, 0.01% (s) (t)	186,304	186,304
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 0.01% (s) (t)	19,335	19,335
Total Short Term Investments (cost $205,639)		205,639
Total Investments 101.9% (cost $3,682,444)		3,713,963
Other Assets and Liabilities, Net (1.9)%		(67,686)
Total Net Assets 100.0%		3,646,277

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $55,635.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $371,351 and 10.2% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of September 30, 2021.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Non-income producing security.

(n) As of September 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o) Convertible security.

(p) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/DoubleLine Core Fixed Income Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Global Funding, 3.00%, 07/01/22	4,711	—	4,657	86	110	(164)	—	—

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 1.70%, 03/02/31	07/01/21	966	967	—
Abu Dhabi, Government of, 3.13%, 09/30/49	03/18/21	1,923	2,011	0.1
Abu Dhabi, Government of, 3.88%, 04/16/50	03/25/21	664	687	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	623	629	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	481	478	—
AES Gener S.A., 7.13%, 03/26/79	05/28/19	517	529	—
AES Gener S.A., 6.35%, 10/07/79	12/20/19	407	422	—
Antofagasta PLC, 2.38%, 10/14/30	06/24/21	480	483	—
Assembleia da Republica, 2.88%, 10/15/25	02/05/19	810	864	—
Assembleia da Republica, 1.95%, 06/15/29	07/09/19	1,253	1,332	—
Assembleia da Republica, 0.48%, 10/18/30	12/03/20	3,923	3,667	0.1
Banco BBVA Peru, 5.25%, 09/22/29	12/01/20	322	319	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	01/07/20	211	210	—
Banco de Credito del Peru, 3.13%, 07/01/30	12/07/20	1,619	1,580	0.1
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	07/26/18	1,006	1,049	—
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	597	601	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 05/08/17	07/10/15	5,090	959	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/21/19	12/09/15	1,852	459	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	06/23/21	275	277	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/03/20	923	903	—
Banco Macro S.A., 6.75%, 11/04/26	07/16/18	1,490	1,409	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	602	661	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	09/18/18	2,556	2,902	0.1
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	1,352	1,353	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	01/10/19	1,350	1,554	0.1
BDO Unibank, Inc., 2.95%, 03/06/23	10/18/17	2,997	3,093	0.1
Bundesrepublik Deutschland, 0.00%, 02/15/31	07/21/21	2,929	2,821	0.1
Canacol Energy Ltd., 7.25%, 05/03/25	07/03/18	2,461	2,637	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CIMB Bank Berhad, 0.90%, 10/09/24	01/14/20	502	503	—
Commonwealth of Australia, 1.00%, 12/21/30	01/06/21	3,875	3,535	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	07/23/18	1,761	1,300	—
DBS Group Holdings Ltd, 3.30% (callable at 100, 02/27/25)	04/19/21	205	205	—
DBS Group Holdings Ltd, 4.52%, 12/11/28	09/25/19	517	536	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,201	1,192	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,037	1,030	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	11/24/20	1,111	1,086	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	2,663	1,782	0.1
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	1,887	1,890	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	1,131	1,136	—
Engie Energia Chile S.A., 3.40%, 01/28/30	07/08/21	824	822	—
EQUATE Petrochemical B.V., 2.63%, 04/28/28	08/09/21	204	201	—
Estado Espanol, 1.60%, 04/30/25	09/28/17	1,375	1,368	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	2,445	2,368	0.1
Export-Import Bank of Thailand, 1.03%, 11/20/23	07/18/19	1,004	1,006	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/25	09/28/17	1,949	1,998	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	07/02/18	2,687	2,815	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.90%, 06/22/29	04/22/20	2,492	2,720	0.1
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	514	508	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,436	4,678	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	319	349	—
France Government Inflation Indexed Bond, 0.70%, 07/25/30	07/01/20	1,903	2,118	0.1
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	04/09/21	2,633	2,658	0.1
Geopark Limited, 6.50%, 09/21/24	03/28/19	470	479	—
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	1,207	1,228	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	2,427	2,556	0.1
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	3,317	2,949	0.1
Hunt Oil USA, Inc., 6.38%, 06/01/28	05/26/21	1,216	1,210	—
Inkia Energy Limited, 5.88%, 11/09/27	08/11/21	925	935	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	1,945	2,026	0.1
Ireland, Government of, 0.90%, 05/15/28	07/02/18	2,109	2,240	0.1
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	02/10/21	1,030	1,053	—
Itau Unibanco Holding S.A., 6.13% (callable at 100, 12/12/22)	08/03/21	407	404	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	09/21/21	1,280	1,266	—
KASIKORNBANK Public Company Limited, 5.28% (callable at 100, 10/14/25)	01/08/21	624	625	—
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	02/01/21	1,850	1,829	0.1
Korea Electric Power Corp, 1.13%, 06/15/25	04/23/21	200	199	—
KT Corp, 2.50%, 07/18/26	05/05/21	1,788	1,779	0.1
Lima Metro Line 2 Finance Ltd, 5.88%, 07/05/34	10/24/17	1,929	2,071	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	11/10/17	1,401	1,401	—
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	10/03/17	1,005	1,063	—
Malaysia Sukuk Global Berhad, 2.07%, 04/28/31	09/23/21	1,052	1,042	—
Minejesa Capital B.V., 4.63%, 08/10/30	03/07/19	2,850	2,890	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	03/12/19	1,721	1,802	0.1
Nexa Resources S.A., 5.38%, 05/04/27	05/21/21	1,378	1,360	—
Oleoducto Central S.A., 4.00%, 07/14/27	09/03/21	623	615	—
ONGC Videsh Limited, 4.63%, 07/15/24	07/27/18	1,003	1,084	—
Ooredoo International Finance Limited, 3.25%, 02/21/23	06/17/20	511	516	—
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	210	221	—
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	10/23/19	251	261	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/30/20	1,715	1,697	0.1
Pampa Energia S.A., 7.50%, 01/24/27	06/20/18	2,735	2,664	0.1
PERU LNG, 5.38%, 03/22/30	04/16/20	1,513	1,978	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	1,731	1,730	0.1
POSCO, 2.38%, 01/17/23	07/10/20	1,926	1,938	0.1
POSCO, 2.75%, 07/15/24	09/17/20	622	628	—
Presidencia de la Republica Dominicana, 5.88%, 01/30/60	03/18/21	288	293	—
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	1,435	1,420	0.1
PSA Treasury Pte. Ltd., 2.25%, 04/30/30	06/02/21	305	306	—
Reliance Industries Limited, 5.40%, 02/14/22	08/28/20	1,015	1,016	—
Republique Francaise Presidence, 0.25%, 11/25/26	02/04/19	1,010	1,059	—
Republique Francaise Presidence, 1.00%, 05/25/27	04/03/18	369	380	—
Republique Francaise Presidence, 0.50%, 05/25/29	06/02/20	350	364	—
Republique Francaise Presidence, 0.00%, 11/25/29	02/25/20	4,252	4,539	0.1
Republique Francaise Presidence, 1.50%, 05/25/31	12/03/20	3,871	3,660	0.1
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	05/12/20	500	500	—
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	1,418	1,444	0.1
Saudi Arabia, Kingdom of, 2.25%, 02/02/33	07/08/21	195	195	—
Saudi Arabia, Kingdom of, 3.75%, 01/21/55	03/18/21	194	208	—
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/19/21	5,343	5,644	0.2
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	686	687	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
SPARC Limited, 0.00%, 12/05/22	10/02/17	1,646	1,664	0.1
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	04/10/19	1,102	1,273	—
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	3,051	768	—
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	921	886	—
The State of Qatar, 3.38%, 03/14/24	04/30/20	1,661	1,700	0.1
UltraTech Cement Limited, 2.80%, 02/16/31	05/28/21	287	289	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	07/10/18	3,871	3,176	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	08/17/21	901	893	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	687	745	—
Vedanta Resources Limited, 6.13%, 08/09/24	07/03/18	3,764	3,575	0.1
VTR Finance N.V., 6.38%, 07/15/28	06/22/21	211	214	—
Woori Bank, 4.25% (callable at 100, 10/04/24)	12/04/20	1,245	1,248	—
		163,903	156,545	4.3

JNL/DoubleLine Core Fixed Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Intelsat Jackson Holdings S.A. - 2021 DIP Term Loan	28	1
OneDigital Borrower LLC - 2020 Term Loan	26	-
DG Investment Intermediate Holdings 2, Inc. - 2021 Delayed Draw Term Loan	12	-
Eisner Advisory Group LLC - Delayed Draw Term Loan	25	-
Hightower Holdings LLC - 2021 Delayed Draw Term Loan	91	-
Hillman Group Inc. (The) - 2021 Delayed Draw Term Loan	37	-
TGP Holdings III, LLC - 2021 Delayed Draw Term Loan	16	(1)
TricorBraun Holdings, Inc. - 2021 Delayed Draw Term Loan	51	-
VT Topco, Inc. - 2021 Delayed Draw Term Loan	79	(1)
	365	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,386,255	—	1,386,255
Non-U.S. Government Agency Asset-Backed Securities	—	1,050,759	10,177	1,060,936
Corporate Bonds And Notes	—	899,823	—	899,823
Senior Floating Rate Instruments[1]	—	160,444	—	160,444
Common Stocks	379	—	480	859
Warrants	—	8	—	8
Other Equity Interests	—	—	—	—
Short Term Investments	205,639	—	—	205,639
	206,018	3,497,289	10,657	3,713,964
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(2)	—	(2)
	—	(2)	—	(2)
1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 61.1%
Singapore 6.2%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (a)	1,000	1,062
DBS Group Holdings Ltd
1.82%, 03/10/31 (a)	2,100	2,087
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (a)	179	209
Medco Bell PTE. LTD.
6.38%, 01/30/27 (b)	1,740	1,755
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a) (c)	2,400	2,396
1.83%, 09/10/30 (b) (c)	7,200	7,188
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (a)	3,400	3,448
2.25%, 04/30/30 (a)	4,300	4,390
Singtel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (a)	3,250	3,191
Temasek Financial (I) Limited
1.00%, 10/06/30 (a)	250	233
1.00%, 10/06/30 (b)	12,950	12,080
United Overseas Bank Limited
3.88%, (100, 10/19/23) (d)	8,100	8,373
2.88%, 03/08/27 (e)	4,000	4,035
1.75%, 03/16/31 (a)	5,500	5,455
		55,902
India 5.5%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	500	484
3.00%, 02/16/31 (b)	784	761
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (a)	1,400	1,460
4.38%, 07/03/29 (a)	600	629
3.10%, 02/02/31 (a)	2,500	2,390
Indian Oil Corporation Limited
5.75%, 08/01/23 (a)	7,900	8,546
JSW Hydro Energy Limited
4.13%, 05/18/31 (b)	1,600	1,594
ONGC Videsh Limited
4.63%, 07/15/24 (a)	200	217
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (a)	9,500	10,055
Reliance Industries Limited
5.40%, 02/14/22 (a)	12,500	12,703
3.67%, 11/30/27 (b)	410	447
UltraTech Cement Limited
2.80%, 02/16/31 (a)	1,100	1,060
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (b)	2,200	2,093
Vedanta Resources Limited
7.13%, 05/31/23 (a)	2,000	1,908
6.13%, 08/09/24 (a)	6,500	5,809
		50,156
Peru 5.3%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (b)	925	1,197
Banco BBVA Peru
5.25%, 09/22/29 (a)	1,450	1,542
Banco de Credito del Peru
3.13%, 07/01/30 (a)	2,900	2,864
3.13%, 07/01/30 (b)	2,300	2,268
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (a)	509	541
4.00%, 07/08/30 (a)	6,100	6,123
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (b)	490	546
Corporacion Lindley S.A.
6.75%, 11/23/21 (a)	439	441
Fenix Power Peru S.A.
4.32%, 09/20/27 (a)	2,248	2,304
Hunt Oil USA, Inc.
6.38%, 06/01/28 (a)	4,916	4,959
Inkia Energy Limited
5.88%, 11/09/27 (a)	5,062	5,258
Nexa Resources S.A.
5.38%, 05/04/27 (a) (f)	5,100	5,336
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (a)	718	723
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (a) (g)	478	457
PERU LNG
5.38%, 03/22/30 (a)	6,100	4,926
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (a)	6,000	6,144
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (a)	2,175	2,357
		47,986
Colombia 5.2%
Alpha Capital SAS
10.00%, 02/01/22 (h)	8	8
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (a)	1,000	1,048
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (b) (d)	2,950	3,150
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (a)	800	805
Bancolombia SA
4.88%, 10/18/27	5,000	5,064
Canacol Energy Ltd.
7.25%, 05/03/25 (a)	7,400	7,807
7.25%, 05/03/25 (b)	800	840
Ecopetrol S.A.
6.88%, 04/29/30	2,000	2,341
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (a)	7,100	7,065
4.38%, 02/15/31 (a) (f)	4,600	4,542
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	800	930
Geopark Limited
6.50%, 09/21/24 (a)	1,901	1,946
Gilex Holding SARL
8.50%, 05/02/23 (a)	800	819
8.50%, 05/02/23 (b)	2,200	2,250
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (a)	6,400	5,552
6.25%, 02/15/25 (b)	300	261
Oleoducto Central S.A.
4.00%, 07/14/27 (a)	2,500	2,563
		46,991
Mexico 4.9%
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (b) (i) (j)	310	45
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (a) (d)	1,500	1,653
7.50%, (100, 06/27/29) (b) (d)	530	591
7.63%, (100, 01/10/28) (a) (d)	6,800	7,591
BBVA Bancomer, S.A.
5.13%, 01/18/33 (a) (f)	7,500	7,772
5.13%, 01/18/33 (b)	500	521
Cometa Energia SA de CV
6.38%, 04/24/35 (a)	2,285	2,692
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (a) (d) (k)	3,950	2,854
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (b)	2,400	2,319
GRUMA, S.A.B. de C.V.
4.88%, 12/01/24 (b)	910	1,004
Grupo Bimbo S.A.B. de C.V.
5.95%, (100, 04/17/23) (a) (d)	8,500	8,914
Grupo Idesa, S.A. de C.V.
9.38%, 05/22/26 (b) (h)	1,294	717
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (a)	1,434	1,642

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (a) (d) (k)	8,350	6,315
		44,630
South Korea 4.9%
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (a)	8,100	8,229
1.75%, 05/06/25 (b)	1,000	1,017
Korea Electric Power Corp
1.13%, 06/15/25 (a)	1,000	996
1.13%, 06/15/25 (b)	2,500	2,489
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (b) (f)	1,200	1,191
KT Corp
1.00%, 09/01/25 (a)	1,000	988
2.50%, 07/18/26 (a)	5,436	5,688
LG Chem, Ltd.
2.38%, 07/07/31 (b)	1,200	1,183
NongHyup Bank
1.25%, 07/20/25 (b)	6,000	5,999
POSCO
2.38%, 11/12/22 - 01/17/23 (a)	4,600	4,692
2.75%, 07/15/24 (a)	5,300	5,547
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (b) (d)	4,800	4,771
Woori Bank
4.25%, (100, 10/04/24) (a) (d)	1,700	1,768
		44,558
Chile 3.8%
AES Gener S.A.
7.13%, 03/26/79 (b)	3,900	4,134
7.13%, 03/26/79 (a)	1,200	1,271
6.35%, 10/07/79 (b)	2,000	2,113
6.35%, 10/07/79 (a)	4,100	4,331
Cap S.A.
3.90%, 04/27/31 (b)	2,250	2,207
Chile Electricity PEC Spa
0.00%, 01/25/28 (b) (g)	4,700	3,839
Corporacion Nacional del Cobre de Chile
3.75%, 01/15/31 (b)	2,000	2,149
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (a)	2,017	1,992
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (a)	5,050	5,150
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (a)	4,600	2,944
Engie Energia Chile S.A.
3.40%, 01/28/30 (a) (f)	4,500	4,624
		34,754
Indonesia 3.2%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	4,340	5,091
Minejesa Capital B.V.
4.63%, 08/10/30 (a)	7,998	8,198
5.63%, 08/10/37 (a)	9,000	9,540
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (a)	4,921	5,653
6.75%, 04/24/33 (b)	177	204
		28,686
Brazil 3.1%
Banco do Brasil S.A
6.25%, (100, 04/15/24) (a) (c) (d)	6,000	5,985
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (a)	3,000	3,004
BTG Pactual Holding S.A.
7.75%, 02/15/29 (b) (f)	3,100	3,311
Cosan Overseas Limited
8.25%, (100, 08/05/21) (a) (d)	2,500	2,556
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (a) (d)	3,040	2,911
4.63%, (100, 02/27/25) (b) (d)	2,560	2,455
6.13%, (100, 12/12/22) (a) (d)	3,100	3,135
3.88%, 04/15/31 (a)	4,760	4,635
		27,992
Netherlands 3.0%
AES Andres B.V.
5.70%, 05/04/28 (b)	5,700	5,886
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (b)	6,000	6,894
Digicel International Finance Limited
8.75%, 05/25/24 (b)	412	427
13.00%, 12/31/25 (b) (h)	226	228
8.00%, 12/31/26 (b) (f)	164	159
EQUATE Petrochemical B.V.
2.63%, 04/28/28 (a)	200	201
Petrobras Global Finance B.V.
6.75%, 06/03/50	10,000	10,870
5.50%, 06/10/51	2,000	1,863
VTR Finance N.V.
6.38%, 07/15/28 (a)	750	803
		27,331
Panama 2.5%
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (a)	1,200	1,236
4.38%, 05/31/30 (b)	4,100	4,228
Banco General, S.A.
5.25%, (100, 05/07/31) (b) (d)	4,850	4,913
Banco Nacional De Panama
2.50%, 08/11/30 (b)	1,500	1,433
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (b)	1,700	1,905
Global Bank Corporation
5.25%, 04/16/29 (b)	1,000	1,060
Multibank, Inc.
4.38%, 11/09/22 (a) (f)	650	663
UEP Penonome II S.A.
6.50%, 10/01/38 (a)	1,381	1,446
6.50%, 10/01/38 (b)	5,719	5,980
		22,864
Jersey 2.2%
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (b)	13,500	13,278
2.63%, 03/31/36 (a)	6,700	6,595
		19,873
Cayman Islands 2.0%
Baidu, Inc.
3.43%, 04/07/30	200	212
CK Hutchison International (20) Limited
2.50%, 05/08/30 (b)	3,400	3,452
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (b)	200	197
JD.com, Inc.
3.38%, 01/14/30	2,000	2,101
SA Global Sukuk Limited
2.69%, 06/17/31 (b)	2,200	2,224
Sparc EM SPC
0.00%, 12/05/22 (b) (g)	1,848	1,821
SPARC Limited
0.00%, 12/05/22 (a) (g)	1,848	1,830
Tencent Holdings Limited
2.39%, 06/03/30 (b)	6,500	6,391
		18,228
Malaysia 1.7%
CIMB Bank Berhad
3.26%, 03/15/22 (a)	500	506
0.90%, (3 Month USD LIBOR + 0.78%), 10/09/24 (a) (e)	500	503
Malayan Banking Berhad
0.92%, (3 Month USD LIBOR + 0.80%), 08/16/24 (a) (e)	4,000	4,029
3.91%, 10/29/26 (a) (e)	2,100	2,102
PETRONAS Capital Limited
3.50%, 04/21/30 (b)	1,200	1,303
2.48%, 01/28/32 (b)	6,750	6,737
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (a)	200	212
		15,392

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Luxembourg 1.4%
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (b)	3,500	3,573
Minerva Luxembourg S.A.
4.38%, 03/18/31 (b)	9,800	9,478
		13,051
Argentina 1.4%
Banco Macro S.A.
6.75%, 11/04/26 (a)	4,800	4,098
6.75%, 11/04/26 (b)	1,000	861
Pampa Energia S.A.
7.50%, 01/24/27 (a)	7,250	6,661
9.13%, 04/15/29 (a)	150	139
Stoneway Capital Corporation
0.00%, 03/01/27 (a) (i) (j)	4,649	1,168
		12,927
Bermuda 0.9%
Digicel Group Limited
7.00%, (100, 06/01/23) (b) (c) (d) (h)	816	653
8.00%, 04/01/25 (b) (h)	594	528
Investment Energy Resources Limited
6.25%, 04/26/29 (b)	1,200	1,301
Ooredoo International Finance Limited
3.25%, 02/21/23 (a)	5,000	5,163
3.75%, 06/22/26 (a)	430	475
		8,120
United States of America 0.9%
Freeport-McMoRan Inc.
5.40%, 11/14/34	3,500	4,205
5.45%, 03/15/43	3,000	3,692
		7,897
Canada 0.8%
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	4,000	4,426
5.88%, 05/18/30 (b)	1,900	2,337
		6,763
Spain 0.4%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (b)	4,000	3,989
United Kingdom 0.4%
Antofagasta PLC
2.38%, 10/14/30 (a)	3,750	3,620
Dominican Republic 0.4%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (b)	840	876
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (a)	2,244	2,353
		3,229
Philippines 0.2%
BDO Unibank, Inc.
2.95%, 03/06/23 (a)	2,000	2,062
Guatemala 0.2%
Energuate Trust
5.88%, 05/03/27 (a) (f)	600	623
5.88%, 05/03/27 (b)	1,360	1,409
		2,032
Thailand 0.2%
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (a) (d)	600	624
Export-Import Bank of Thailand
1.03%, (3 Month USD LIBOR + 0.90%), 11/20/23 (a) (e)	473	476
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (b)	400	415
2.99%, 01/15/30 (b)	260	271
		1,786
Mauritius 0.1%
Network I2I Limited
5.65%, (100, 01/15/25) (b) (d)	1,000	1,065
Austria 0.1%
Suzano Austria GmbH
3.13%, 01/15/32	1,000	966
Israel 0.1%
Delek & Avner (Tamar Bond) Ltd
5.41%, 12/30/25 (b)	900	901
Saudi Arabia 0.1%
Saudi Arabian Oil Company
1.63%, 11/24/25 (b)	700	701
Total Corporate Bonds And Notes (cost $547,666)		554,452
GOVERNMENT AND AGENCY OBLIGATIONS 36.3%
Mexico 5.1%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	7,600	7,315
4.75%, 04/27/32	2,650	2,981
4.28%, 08/14/41	9,200	9,356
4.60%, 02/10/48	1,000	1,033
4.50%, 01/31/50	5,400	5,533
5.00%, 04/27/51	1,400	1,543
3.77%, 05/24/61	17,900	15,970
Mexico Government International Bond
4.35%, 01/15/47	2,500	2,515
		46,246
Saudi Arabia 4.3%
Saudi Arabia, Government of
2.90%, 10/22/25 (b)	5,300	5,643
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (a)	6,200	6,200
2.88%, 03/04/23 (a)	3,700	3,816
2.25%, 02/02/33 (a)	600	585
3.75%, 01/21/55 (a)	2,450	2,554
3.45%, 02/02/61 (a)	20,700	20,319
		39,117
Indonesia 4.1%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.80%, 06/23/50 (a)	6,200	6,309
The Republic of Indonesia, The Government of
3.38%, 04/15/23 (a)	2,169	2,256
3.85%, 10/15/30	13,200	14,718
4.35%, 01/11/48	1,200	1,335
3.70%, 10/30/49	12,100	12,282
		36,900
Philippines 3.4%
The Philippines, Government of
2.46%, 05/05/30	2,700	2,754
1.65%, 06/10/31 (f)	7,400	7,050
3.70%, 03/01/41 - 02/02/42	16,650	17,625
2.95%, 05/05/45	2,400	2,283
2.65%, 12/10/45	1,600	1,464
		31,176
Panama 3.1%
Government of the Republic of Panama
2.25%, 09/29/32	8,000	7,540
4.30%, 04/29/53	1,800	1,910
4.50%, 04/01/56	2,000	2,175
3.87%, 07/23/60	17,100	16,779
		28,404
Colombia 2.9%
Presidencia de la República de Colombia
3.13%, 04/15/31	2,700	2,531
3.25%, 04/22/32	4,900	4,582
5.00%, 06/15/45	15,700	15,320
4.13%, 05/15/51	4,600	3,936
		26,369
Chile 2.6%
Gobierno de la Republica de Chile
2.45%, 01/31/31	4,700	4,653
2.55%, 01/27/32	600	595
3.10%, 05/07/41	1,500	1,449

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
3.50%, 01/25/50	7,600	7,502
3.10%, 01/22/61 (f)	10,000	9,048
		23,247
Brazil 2.5%
Presidencia Da Republica Federativa Do Brasil
3.75%, 09/12/31	17,800	16,932
5.63%, 02/21/47	5,900	5,900
		22,832
Dominican Republic 2.1%
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (b)	2,000	2,040
4.88%, 09/23/32 (b)	14,200	14,537
5.88%, 01/30/60 (a)	2,200	2,151
		18,728
United Arab Emirates 1.9%
Abu Dhabi, Government of
3.13%, 04/16/30 (b)	2,400	2,608
1.70%, 03/02/31 (a)	3,200	3,093
3.13%, 09/30/49 (a)	8,200	8,243
3.88%, 04/16/50 (a)	2,800	3,205
		17,149
Malaysia 1.5%
Malaysia Sukuk Global Berhad
2.07%, 04/28/31 (a)	3,450	3,424
2.07%, 04/28/31 (b)	7,650	7,593
3.08%, 04/28/51 (b)	2,500	2,541
		13,558
Peru 1.5%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	6,300	6,245
3.30%, 03/11/41	7,350	7,116
		13,361
Qatar 0.6%
The State of Qatar
3.88%, 04/23/23 (a)	2,500	2,632
3.38%, 03/14/24 (a)	2,900	3,081
		5,713
South Korea 0.6%
The Korea Development Bank
1.00%, 09/09/26	2,200	2,178
1.63%, 01/19/31 (f)	3,300	3,228
		5,406
Ukraine 0.1%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/23 (a)	510	536
Total Government And Agency Obligations (cost $329,959)		328,742
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (i) (l)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 4.4%
Securities Lending Collateral 2.8%
JNL Securities Lending Collateral Fund, 0.01% (m) (n)	25,296	25,296
Investment Companies 1.6%
JNL Government Money Market Fund, 0.01% (m) (n)	14,831	14,831
Total Short Term Investments (cost $40,127)		40,127
Total Investments 101.8% (cost $917,752)		923,321
Other Assets and Liabilities, Net (1.8)%		(16,443)
Total Net Assets 100.0%		906,878

(a) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $220,042 and 24.3% of the Fund.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) All or a portion of the security was on loan as of September 30, 2021.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Non-income producing security.

(j) As of September 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 1.70%, 03/02/31	07/01/21	3,092	3,093	0.3
Abu Dhabi, Government of, 3.13%, 09/30/49	03/22/21	7,911	8,243	0.9
Abu Dhabi, Government of, 3.88%, 04/16/50	03/25/21	3,101	3,205	0.4
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	492	484	0.1
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/13/20	1,413	1,460	0.2
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	623	629	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	2,405	2,390	0.3
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,232	1,271	0.1
AES Gener S.A., 6.35%, 10/07/79	11/18/19	4,109	4,331	0.5
AES Panama Generation Holdings SRL, 4.38%, 05/31/30	05/17/21	1,234	1,236	0.1
Antofagasta PLC, 2.38%, 10/14/30	06/23/21	3,625	3,620	0.4
Banco BBVA Peru, 5.25%, 09/22/29	11/30/20	1,554	1,542	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	12/20/19	1,051	1,048	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	12/04/20	2,939	2,864	0.3
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	05/04/16	2,249	2,353	0.3
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/04/18	4,930	5,985	0.7
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	2,980	3,004	0.3
Banco GNB Sudameris S.A., 6.50%, 04/03/27	09/06/18	805	805	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	06/21/21	539	541	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/01/20	6,254	6,123	0.7
Banco Macro S.A., 6.75%, 11/04/26	06/05/18	4,505	4,098	0.5
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,504	1,653	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	07/05/18	6,735	7,591	0.8
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	615	624	0.1
BBVA Bancomer, S.A., 5.13%, 01/18/33	07/16/18	6,938	7,772	0.9
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	1,998	2,062	0.2
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	04/25/17	1,018	1,062	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	08/15/19	384	397	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	08/15/19	132	139	—
Canacol Energy Ltd., 7.25%, 05/03/25	06/25/18	7,281	7,807	0.9
CIMB Bank Berhad, 3.26%, 03/15/22	11/03/20	505	506	0.1
CIMB Bank Berhad, 0.90%, 10/09/24	12/03/19	501	503	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	11/08/18	2,223	2,692	0.3
Corporacion Lindley S.A., 6.75%, 11/23/21	04/25/16	440	441	—
Cosan Overseas Limited, 8.25% (callable at 100, 08/05/21)	04/25/16	2,307	2,556	0.3
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	07/23/18	3,871	2,854	0.3
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	2,104	2,087	0.2
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	2,032	1,992	0.2
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	5,227	5,150	0.6
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	4,355	2,944	0.3
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	7,048	7,065	0.8
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	4,522	4,542	0.5
Energuate Trust, 5.88%, 05/03/27	08/09/18	579	623	0.1
Engie Energia Chile S.A., 3.40%, 01/28/30	07/08/21	4,637	4,624	0.5
EQUATE Petrochemical B.V., 2.63%, 04/28/28	08/09/21	204	201	—
Export-Import Bank of Thailand, 1.03%, 11/20/23	09/17/19	474	476	0.1
Fenix Power Peru S.A., 4.32%, 09/20/27	01/19/21	2,292	2,304	0.3
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	850	930	0.1
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	04/09/21	6,571	6,595	0.7
Geopark Limited, 6.50%, 09/21/24	02/14/19	1,898	1,946	0.2
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	806	819	0.1
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	6,252	5,552	0.6
Grupo Bimbo S.A.B. de C.V., 5.95% (callable at 100, 04/17/23)	01/09/19	8,625	8,914	1.0
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/28/20	4,680	4,959	0.5
Indian Oil Corporation Limited, 5.75%, 08/01/23	06/20/17	8,258	8,546	0.9
Inkia Energy Limited, 5.88%, 11/09/27	07/16/18	4,922	5,258	0.6
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	03/01/21	2,816	2,911	0.3
Itau Unibanco Holding S.A., 6.13% (callable at 100, 12/12/22)	06/25/18	3,135	3,135	0.3
Itau Unibanco Holding S.A., 3.88%, 04/15/31	09/21/21	4,689	4,635	0.5
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	02/01/21	8,363	8,229	0.9
Korea Electric Power Corp, 1.13%, 06/15/25	04/23/21	1,001	996	0.1
KT Corp, 1.00%, 09/01/25	04/30/21	990	988	0.1
KT Corp, 2.50%, 07/18/26	05/05/21	5,718	5,688	0.6
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	198	209	—
Malayan Banking Berhad, 0.92%, 08/16/24	10/09/19	4,012	4,029	0.4
Malayan Banking Berhad, 3.91%, 10/29/26	08/15/17	2,101	2,102	0.2
Malaysia Sukuk Global Berhad, 2.07%, 04/28/31	09/24/21	3,456	3,424	0.4
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	08/31/18	1,397	1,642	0.2
Minejesa Capital B.V., 4.63%, 08/10/30	08/15/18	8,123	8,198	0.9
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	9,276	9,540	1.1
Multibank, Inc., 4.38%, 11/09/22	06/10/20	651	663	0.1
Nexa Resources S.A., 5.38%, 05/04/27	05/20/21	5,397	5,336	0.6
Oleoducto Central S.A., 4.00%, 07/14/27	09/07/21	2,599	2,563	0.3
ONGC Videsh Limited, 4.63%, 07/15/24	08/07/20	212	217	—
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	11/30/16	9,401	10,055	1.1
Ooredoo International Finance Limited, 3.25%, 02/21/23	05/06/20	5,102	5,163	0.6
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	451	475	0.1
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	723	723	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/30/20	2,417	2,396	0.3
Pampa Energia S.A., 7.50%, 01/24/27	05/30/18	6,945	6,661	0.7
Pampa Energia S.A., 9.13%, 04/15/29	11/27/19	123	139	—
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/25/16	424	457	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
PERU LNG, 5.38%, 03/22/30	04/16/20	3,811	4,926	0.5
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	6,301	6,309	0.7
POSCO, 2.38%, 11/12/22	07/30/20	912	917	0.1
POSCO, 2.38%, 01/17/23	07/10/20	3,744	3,775	0.4
POSCO, 2.75%, 07/15/24	09/16/20	5,493	5,547	0.6
Presidencia de la Republica Dominicana, 5.88%, 01/30/60	03/18/21	2,112	2,151	0.2
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	3,486	3,448	0.4
PSA Treasury Pte. Ltd., 2.25%, 04/30/30	06/02/21	4,370	4,390	0.5
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	12,764	12,703	1.4
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/30/20	6,203	6,200	0.7
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	3,747	3,816	0.4
Saudi Arabia, Kingdom of, 2.25%, 02/02/33	07/08/21	586	585	0.1
Saudi Arabia, Kingdom of, 3.75%, 01/21/55	03/18/21	2,380	2,554	0.3
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/19/21	19,248	20,319	2.2
Scotiabank Peru S.A.A., 4.50%, 12/13/27	11/18/19	6,079	6,144	0.7
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	3,187	3,191	0.4
SPARC Limited, 0.00%, 12/05/22	10/05/17	1,811	1,830	0.2
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	01/31/19	4,896	5,653	0.6
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	4,643	1,168	0.1
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	243	233	—
The Republic of Indonesia, The Government of, 3.38%, 04/15/23	07/13/20	2,226	2,256	0.2
The State of Qatar, 3.88%, 04/23/23	04/27/20	2,570	2,632	0.3
The State of Qatar, 3.38%, 03/14/24	04/30/20	3,011	3,081	0.3
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/31/20	205	212	—
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/03/17	2,216	2,357	0.3
UEP Penonome II S.A., 6.50%, 10/01/38	02/16/21	1,414	1,446	0.2
UltraTech Cement Limited, 2.80%, 02/16/31	05/21/21	1,052	1,060	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/22/18	7,694	6,315	0.7
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	5,493	5,455	0.6
Vedanta Resources Limited, 7.13%, 05/31/23	07/10/18	1,975	1,908	0.2
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	6,141	5,809	0.6
VTR Finance N.V., 6.38%, 07/15/28	06/18/21	792	803	0.1
Woori Bank, 4.25% (callable at 100, 10/04/24)	12/03/20	1,759	1,768	0.2
		392,115	394,046	43.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	554,452	—	554,452
Government And Agency Obligations	—	328,742	—	328,742
Common Stocks	—	—	—	—
Short Term Investments	40,127	—	—	40,127
	40,127	883,194	—	923,321

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 51.0%
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, REMIC, 2.53%, (1 Month USD LIBOR + 2.45%), 06/15/33 (a)	2,913	2,841
522 Funding Clo I Ltd
Series 2019-A1-1A, 1.52%, (3 Month USD LIBOR + 1.39%), 01/18/33 (a)	2,500	2,503
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (b)	2,523	2,478
Affirm Asset Securitization Trust 2020-A
Series 2020-A-A, REMIC, 2.10%, 10/17/22	5,550	5,581
Series 2020-B-A, REMIC, 3.54%, 10/17/22	4,200	4,245
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	1,663	1,696
Affirm Asset Securitization Trust 2020-Z2
Series 2020-A-Z2, 1.90%, 01/15/25	3,179	3,201
Affirm Asset Securitization Trust 2021-A
Series 2021-B-A, 1.06%, 04/17/23	1,000	1,001
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,800	1,802
Series 2021-B-B, 1.24%, 04/15/24	1,300	1,302
AIG CLO 2021-2, LLC
Series 2021-A-2A, 1.29%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	2,500	2,500
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (a) (b)	3,168	3,158
Ajax Mortgage Loan Trust 2020-A
Series 2020-A-A, 2.38%, 12/25/59 (b)	3,044	3,045
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	2,226	2,225
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	2,008
Allegro CLO VII Ltd
Series 2018-A-1A, 1.23%, (3 Month USD LIBOR + 1.10%), 06/13/31 (a) (c)	3,000	3,000
Allegro CLO X Ltd
Series 2019-AR-1A, 1.28%, (3 Month USD LIBOR + 1.15%), 04/20/32 (a)	3,500	3,501
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	939	754
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	846	705
Series 2006-1A2-OC8, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	1,284	1,244
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	6,582	4,977
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 0.99%, (1 Month USD LIBOR + 0.90%), 02/25/44 (a) (b)	2,572	2,430
AMMC CLO 18, Limited
Series 2016-AR-18A, REMIC, 1.22%, (3 Month USD LIBOR + 1.10%), 05/27/31 (a)	3,383	3,382
AMSR Trust
Series 2020-B-SFR2, REMIC, 2.03%, 07/17/25	10,500	10,599
Anchorage Capital CLO 19 Ltd
Series 2021-A-19A, 1.33%, (3 Month USD LIBOR + 1.21%), 10/15/34 (a)	7,000	7,001
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 1.63%, (3 Month USD LIBOR + 1.50%), 01/28/31 (a)	2,000	2,000
Anchorage Capital CLO 9 Ltd
Series 2016-AR2-9A, 1.27%, (3 Month USD LIBOR + 1.14%), 07/15/32 (a)	7,500	7,501
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 09/25/24	1,249	1,255
Angel Oak Mortgage Trust, LLC
Series 2020-A1-4, REMIC, 1.47%, 07/25/24 (a)	2,588	2,602
Apidos CLO XXXV
Series 2021-A-35A, 1.23%, (3 Month USD LIBOR + 1.05%), 04/20/34 (a)	2,000	2,002
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b) (c)	1,462	1,447
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 1.09%, 05/15/53 (a)	24,569	1,707
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.23%, 06/30/53 (a)	51,283	4,580
Arbor Realty Commercial Real Estate Notes 2019-Fl1, Ltd.
Series 2019-C-FL1, 2.18%, (1 Month USD LIBOR + 2.10%), 05/15/37 (a)	438	438
AREIT Trust
Series 2019-D-CRE3, 2.81%, (SOFR 30-Day Average + 2.76%), 07/14/22 (a) (b)	4,369	4,290
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 1.63%, (3 Month USD LIBOR + 1.50%), 10/15/30 (a)	2,750	2,750
Arivo Acceptance Auto Loan Receivables Trust 2021-1
Series 2021-A-1A, 1.19%, 01/15/27	2,779	2,783
Arroyo Mortgage Trust
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	2,135	2,160
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 0.95%, (3 Month USD LIBOR + 0.83%), 11/17/27 (a)	2,183	2,183
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.22%, (3 Month USD LIBOR + 1.09%), 01/15/31 (a)	982	978
Atlas Senior Loan Fund XI Ltd
Series 2018-B-11A, 1.78%, (3 Month USD LIBOR + 1.65%), 07/26/31 (a) (c)	2,000	1,989
Atrium Hotel Portfolio Trust
Series 2018-D-ATRM, REMIC, 2.38%, (1 Month USD LIBOR + 2.30%), 06/15/35 (a)	1,232	1,230
Series 2018-E-ATRM, REMIC, 3.48%, (1 Month USD LIBOR + 3.40%), 06/15/35 (a)	2,913	2,851
Series 2017-E-ATRM, REMIC, 3.13%, (1 Month USD LIBOR + 3.05%), 12/15/36 (a) (b)	1,692	1,643
Avant Loans Funding Trust 2020-REV1
Series 2020-B-REV1, 2.68%, 05/15/29	2,000	2,010
Bain Capital Credit CLO 2019-1
Series 2019-AR-1A, 1.26%, (3 Month USD LIBOR + 1.13%), 04/19/34 (a)	5,000	5,004
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	445	444
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 2.81%, 05/20/36 (a)	2,353	2,356
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.54%, 05/17/50 (a)	15,519	863
Bank 2021-BNK35
Interest Only, Series 2021-XA-BN35, REMIC, 1.16%, 06/17/64 (a)	59,688	4,895
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 0.00%, 09/15/64 (a)	80,585	5,259
Battalion CLO Ltd
Series 2021-A-20A, 1.30%, (3 Month USD LIBOR + 1.18%), 07/15/34 (a)	1,500	1,501
Battalion CLO XI Ltd.
Series 2017-AR-11A, 1.28%, (3 Month USD LIBOR + 1.15%), 04/24/34 (a)	10,000	10,011
Battalion Clo XV Ltd
Series 2020-A1-15A, 1.48%, (3 Month USD LIBOR + 1.35%), 01/18/33 (a)	5,000	5,003
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (b)	1,120	1,128
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 1.28%, (1 Month USD LIBOR + 1.20%), 08/15/36 (a) (b)	152	152
Series 2017-D-DELC, REMIC, 1.78%, (1 Month USD LIBOR + 1.70%), 08/15/36 (a) (b)	171	171
Series 2017-E-DELC, REMIC, 2.58%, (1 Month USD LIBOR + 2.50%), 08/15/36 (a) (b)	759	757
Series 2017-F-DELC, REMIC, 3.58%, (1 Month USD LIBOR + 3.50%), 08/15/36 (a) (b)	1,052	1,049

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Series 2018-F-TALL, REMIC, 3.32%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (b)	4,000	3,606
Interest Only, Series 2017-XA-C1, REMIC, 1.61%, 02/17/50 (a)	21,367	1,335
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.15%, 07/17/54 (a)	26,096	2,374
Interest Only, Series 2021-XD-C10, REMIC, 1.82%, 07/17/54 (a)	16,250	2,323
BBCMS Trust
Series 2019-E-BWAY, REMIC, 2.93%, (1 Month USD LIBOR + 2.85%), 11/15/21 (a)	2,715	2,542
Series 2018-D-CBM, REMIC, 2.48%, (1 Month USD LIBOR + 2.39%), 07/15/37 (a) (b)	2,753	2,739
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/07/30 (a)	3,202	2,401
Bear Stearns ARM Trust
Series 2007-4A1-1, REMIC, 3.20%, 02/25/47 (a)	8,726	8,122
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.64%, 01/16/54 (a)	30,659	3,577
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XB-B27, REMIC, 0.95%, 07/17/54 (a)	38,050	3,339
Benefit Street Partners CLO XXIV Ltd
Series 2021-A-24A, 0.00%, (3 Month USD LIBOR + 1.17%), 10/20/34 (a)	5,000	5,001
BF 2019-NYT Mortgage Trust
Series 2019-E-NYT, REMIC, 2.60%, (1 Month USD LIBOR + 2.50%), 12/15/35 (a) (b)	3,935	3,876
BFLD Trust
Series 2019-F-DPLO, REMIC, 2.62%, (1 Month USD LIBOR + 2.54%), 10/15/21 (a)	2,751	2,692
Birch Grove CLO Ltd
Series 2021-A1-2A, 1.38%, (3 Month USD LIBOR + 1.26%), 10/19/34 (a)	4,000	4,000
BlueMountain CLO Ltd
Series 2021-A1-31A, 1.25%, (3 Month USD LIBOR + 1.15%), 04/19/34 (a)	4,000	4,001
Braemar Hotels & Resorts Trust
Series 2018-E-PRME, REMIC, 2.48%, (1 Month USD LIBOR + 2.40%), 06/15/35 (a)	1,762	1,699
BRAVO Residential Funding Trust
Series 2019-A2-NQM1, REMIC, 2.89%, 07/25/59 (a)	626	629
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	4,811	4,815
Bravo Residential Funding Trust 2021-B
Series 2021-A1-B, 2.12%, 04/25/69 (b)	7,706	7,696
Bridge Street CLO Ltd
Series 2021-A1A-1A, 1.35%, 07/20/34 (a)	3,500	3,501
BRSP 2021-FL1, Ltd.
Series 2021-AS-FL1, 1.69%, (1 Month USD LIBOR + 1.60%), 08/19/38 (a) (b)	4,812	4,812
Business Jet Securities 2021-1, LLC
Series 2021-A-1A, 2.16%, 04/15/27	1,582	1,586
BX Commercial Mortgage Trust 2019-IMC
Series 2019-D-IMC, REMIC, 1.98%, (1 Month USD LIBOR + 1.90%), 04/17/34 (a)	1,000	994
Series 2019-F-IMC, REMIC, 2.98%, (1 Month USD LIBOR + 2.90%), 04/17/34 (a)	4,606	4,572
BX Commercial Mortgage Trust 2019-XL
Series 2019-E-XL, REMIC, 1.88%, (1 Month USD LIBOR + 1.80%), 10/15/21 (a)	4,296	4,300
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-E-SOAR, REMIC, 1.88%, (1 Month USD LIBOR + 1.80%), 06/15/23 (a)	5,000	5,011
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 2.10%, (1 Month USD LIBOR + 2.00%), 09/15/23 (a)	5,122	5,132
BX Trust
Series 2021-E-MFM1, REMIC, 2.33%, (1 Month USD LIBOR + 2.25%), 01/17/23 (a)	1,800	1,802
Series 2021-D-VIEW, REMIC, 3.00%, (1 Month USD LIBOR + 2.90%), 06/15/23 (a)	741	741
Series 2021-E-VIEW, REMIC, 3.70%, (1 Month USD LIBOR + 3.60%), 06/15/23 (a)	2,300	2,300
Series 2021-D-SDMF, REMIC, 1.49%, (3 Month USD LIBOR + 1.45%), 09/15/23 (a)	3,500	3,491
Series 2018-E-GW, REMIC, 2.05%, (1 Month USD LIBOR + 1.97%), 05/15/37 (a) (b)	968	966
BX Trust 2019-MMP E 144A
Series 2019-E-MMP, REMIC, 1.98%, (1 Month USD LIBOR + 1.90%), 08/15/36 (a)	3,765	3,709
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	2,745	2,758
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 2.93%, (1 Month USD LIBOR + 2.85%), 11/18/21 (a)	3,310	3,103
Carbone Clo Ltd
Series 2017-A1-1A, 1.27%, (3 Month USD LIBOR + 1.14%), 01/21/31 (a) (c)	3,000	3,001
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 1.27%, (3 Month USD LIBOR + 1.14%), 04/20/34 (a)	4,500	4,504
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 0.25%, (1 Month USD LIBOR + 0.16%), 07/25/36 (a) (b)	3,147	3,080
CarVal CLO
Series 2021-A1A-1A, 1.32%, 07/20/34 (a)	5,000	5,003
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,313
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (b)	2,608	2,604
CBAM 2017-1 Ltd
Series 2017-B-1A, 1.93%, (3 Month USD LIBOR + 1.80%), 07/22/30 (a)	1,000	1,000
CBAM 2017-2 Ltd
Series 2017-AR-2A, 1.32%, (3 Month USD LIBOR + 1.19%), 07/17/34 (a)	5,000	5,005
CBAM 2019-10, Ltd
Series 2019-A1R-10A, 1.25%, (3 Month USD LIBOR + 1.12%), 04/20/32 (a)	4,000	4,000
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.43%, 05/12/50 (a)	17,822	902
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 5.01%, 04/10/26 (a)	2,332	2,556
Interest Only, Series 2016-XA-C3, REMIC, 1.15%, 01/10/48 (a)	4,821	180
Interest Only, Series 2017-XA-C8, REMIC, 1.71%, 06/17/50 (a)	14,402	894
Interest Only, Series 2016-XA-C4, REMIC, 1.80%, 05/10/58 (a)	15,653	970
CFIP CLO Ltd
Series 2014-AR-1A, 1.45%, (3 Month USD LIBOR + 1.32%), 07/13/29 (a)	7,500	7,500
CHCP 2021-FL1 Ltd.
Series 2021-C-FL1, 2.26%, (1 Month USD LIBOR + 2.10%), 02/16/38 (a) (b)	2,500	2,501
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.08%, (1 Month USD LIBOR + 3.00%), 11/17/36 (a) (b)	549	549
Series 2017-F-CSMO, REMIC, 3.83%, (1 Month USD LIBOR + 3.74%), 11/17/36 (a) (b)	172	172
CIFC Funding Ltd.
Series 2019-A1-6A, 1.46%, (3 Month USD LIBOR + 1.33%), 01/18/33 (a)	5,500	5,503
Citigroup Commercial Mortgage Trust
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	3,867	4,076
Series 2018-E-TBR, REMIC, 2.88%, (1 Month USD LIBOR + 2.80%), 12/15/36 (a)	4,739	4,692
Series 2018-F-TBR, REMIC, 3.73%, (1 Month USD LIBOR + 3.65%), 12/15/36 (a)	4,510	4,443
Interest Only, Series 2014-XA-GC19, REMIC, 1.29%, 03/12/47 (a)	24,987	563
Interest Only, Series 2014-XA-GC21, REMIC, 1.32%, 05/10/47 (a)	23,480	608
Interest Only, Series 2016-XA-GC36, REMIC, 1.38%, 02/12/49 (a)	3,941	175

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Interest Only, Series 2016-XA-GC37, REMIC, 1.85%, 04/12/49 (a)	3,728	236
Interest Only, Series 2016-XA-P3, REMIC, 1.85%, 04/16/49 (a)	6,539	368
Interest Only, Series 2016-XA-P5, REMIC, 1.60%, 10/13/49 (a)	10,252	563
Interest Only, Series 2017-XA-P7, REMIC, 1.26%, 04/15/50 (a)	13,436	620
Citigroup Mortgage Loan Trust
Series 2019-A1-E, REMIC, 3.23%, 11/25/70 (b)	7,115	7,132
Citimortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	815	819
CLNC Ltd
Series 2019-D-FL1, 3.06%, (SOFR 30-Day Average + 3.01%), 04/19/26 (a)	3,000	2,840
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	1,193	1,218
COMM 2015-CCRE25 Mortgage Trust
Series 2015-C-CC25, REMIC, 4.68%, 08/12/25 (a)	2,252	2,386
COMM Mortgage Trust
Series 2013-C-LC13, REMIC, 5.44%, 09/12/23 (a)	1,069	1,133
Series 2014-C-CR16, REMIC, 5.08%, 04/12/24 (a)	1,544	1,625
Series 2015-B-CR22, REMIC, 3.93%, 03/12/25 (a)	750	803
Series 2015-B-LC21, REMIC, 4.48%, 06/12/25 (a)	5,124	5,565
Series 2015-C-LC23, REMIC, 4.77%, 10/10/25 (a)	306	329
Series 2016-C-CR28, REMIC, 4.79%, 12/12/25 (a)	405	434
Series 2018-D-HCLV, REMIC, 2.26%, (1 Month USD LIBOR + 2.18%), 09/15/33 (a)	197	194
Interest Only, Series 2013-XA-CR12, REMIC, 1.29%, 10/15/46 (a)	31,594	602
Interest Only, Series 2014-XA-UBS3, REMIC, 1.23%, 06/12/47 (a)	30,569	728
Interest Only, Series 2015-XA-LC21, REMIC, 0.82%, 07/10/48 (a)	18,036	396
Interest Only, Series 2015-XA-CR25, REMIC, 0.97%, 08/12/48 (a)	20,158	560
Interest Only, Series 2015-XA-CR26, REMIC, 1.08%, 10/10/48 (a)	4,764	149
Interest Only, Series 2015-XA-CR27, REMIC, 1.06%, 10/13/48 (a)	10,529	341
Commonbond Student Loan Trust
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	659	670
Credit Suisse ABS Trust 2020-AT1
Series 2020-A-AT1, 2.61%, 12/15/23	1,792	1,790
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.80%, 01/15/49 (a)	375	373
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	642	598
Credit Suisse Mortgage Capital Certificates
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (b)	2,674	2,686
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (b)	500	507
Credit Suisse Mortgage Trust
Series 2017-E-CHOP, REMIC, 3.63%, (1 Month USD LIBOR + 3.30%), 07/15/32 (a) (b)	1,874	1,781
Crown City CLO
Series 2021-A1A-1A, 1.32%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	3,000	3,002
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.71%, 11/18/25 (a)	309	332
CSMC 2019-ICE4
Series 2019-F-ICE4, REMIC, 2.73%, (1 Month USD LIBOR + 2.65%), 05/15/36 (a)	3,398	3,402
CSMC 2020-NET
Series 2020-D-NET, REMIC, 3.83%, 08/15/25	4,356	4,529
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, REMIC, 3.43%, 02/25/60 (a)	4,469	4,588
CSMC 2020-RPL3 Trust
Series 2020-A1-RPL3, REMIC, 2.69%, 03/25/60 (a)	6,471	6,526
CSMC Trust
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	144	144
Series 2019-A1-RPL9, REMIC, 3.32%, 10/25/59 (a) (b)	361	362
Series 2019-A1-RP10, REMIC, 2.99%, 12/25/59 (a)	10,713	10,816
CVP CLO Ltd
Series 2017-A-2A, 1.32%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	10,000	10,000
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 0.51%, (1 Month USD LIBOR + 0.42%), 05/20/46 (a) (b)	1,945	1,772
DBGS 2018-BIOD Mortgage Trust
Series 2018-F-BIOD, REMIC, 2.08%, (1 Month USD LIBOR + 2.00%), 05/15/35 (a) (b)	3,154	3,154
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.48%, 03/12/26 (a)	801	761
Interest Only, Series 2016-XA-C1, REMIC, 1.53%, 05/12/49 (a)	11,802	613
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.65%, 10/11/24 (a)	585	587
DBUBS Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.65%, 10/11/24 (a)	3,430	3,495
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.39%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (b)	1,086	1,048
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,667	2,762
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 02/25/26	297	302
Elevation CLO, Ltd.
Series 2018-A1-9A, 1.25%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	6,000	6,000
Elmwood CLO II Ltd
Series 2019-AR-2A, 1.28%, (3 Month USD LIBOR + 1.15%), 04/20/34 (a)	5,000	5,005
Elmwood CLO IV Ltd
Series 2020-A-1A, 1.37%, (3 Month USD LIBOR + 1.24%), 04/15/33 (a)	2,500	2,507
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,500	1,500
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,346
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2005-A6M-FF10, REMIC, 0.79%, (1 Month USD LIBOR + 0.70%), 11/25/35 (a) (b)	1,318	1,292
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 12/15/24	1,475	1,518
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, REMIC, 4.09%, 12/12/24 (a)	3,670	3,672
Freed ABS Trust 2019-1
Series 2019-C-1, 5.39%, 06/18/26	2,000	2,046
FREMF 2015-KF08 Mortgage Trust
Series 2015-B-KF08, REMIC, 4.93%, (1 Month USD LIBOR + 4.85%), 02/25/22 (a)	841	840
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 5.58%, (1 Month USD LIBOR + 5.50%), 05/25/26 (a)	500	499
FREMF 2016-KF20 Mortgage Trust
Series 2016-B-KF20, REMIC, 5.13%, (1 Month USD LIBOR + 5.05%), 07/25/23 (a)	500	505
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 4.43%, (1 Month USD LIBOR + 4.35%), 12/25/26 (a)	395	397
FREMF 2017-KF28 Mortgage Trust
Series 2017-B-KF28, REMIC, 4.09%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	500	510

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
FREMF 2017-KF29 Mortgage Trust
Series 2017-B-KF29, REMIC, 3.63%, (1 Month USD LIBOR + 3.55%), 02/25/24 (a)	254	255
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 3.34%, (1 Month USD LIBOR + 3.25%), 03/25/27 (a)	500	504
FREMF 2019-KF61 Mortgage Trust
Series 2019-B-KF61, REMIC, 2.28%, (1 Month USD LIBOR + 2.20%), 03/25/29 (a)	3,602	3,611
FREMF Mortgage Trust
Series 2019-B-KF69, REMIC, 2.38%, (1 Month USD LIBOR + 2.30%), 08/27/29 (a)	3,213	3,239
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 1.33%, (3 Month USD LIBOR + 1.20%), 04/17/34 (a)	8,000	8,017
GCAT, LLC
Series 2020-A1-4, 2.61%, 12/26/23 (b)	5,864	5,886
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	5,100	5,107
GENERATE CLO IX LTD
Series A-9A, 0.00%, 10/20/34 (a)	7,500	7,500
Gilbert Park CLO Ltd
Series 2017-A-1A, 1.32%, (3 Month USD LIBOR + 1.19%), 10/15/30 (a)	3,000	3,000
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,773	1,794
GLS Auto Receivables Issuer Trust 2020-2
Series 2020-A-2A, 1.58%, 08/15/24	1,127	1,131
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.12%, (1 Month USD LIBOR + 1.03%), 12/15/21 (a) (b)	3,075	3,074
Series 2019-F-WOLF, REMIC, 3.22%, (1 Month USD LIBOR + 3.13%), 12/15/21 (a) (b)	4,283	4,144
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 2.48%, (1 Month USD LIBOR + 2.40%), 02/15/25 (a)	3,777	3,768
Greystone CRE Notes 2019-FL2 Ltd
Series 2019-C-FL2, 2.08%, (1 Month USD LIBOR + 2.00%), 10/15/24 (a)	3,000	2,994
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-C-FL3, 2.09%, (1 Month USD LIBOR + 2.00%), 07/15/39 (a)	1,300	1,299
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.31%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (c)	4,000	4,001
GS Mortgage Securities Corp Trust
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	3,490	3,488
Series 2018-E-LUAU, REMIC, 2.63%, (1 Month USD LIBOR + 2.55%), 11/15/32 (a) (b)	3,342	3,325
Series 2018-G-RIVR, REMIC, 2.68%, (1 Month USD LIBOR + 2.60%), 07/16/35 (a) (b)	2,000	1,855
GS Mortgage Securities Trust
Series 2019-E-SMP, 2.68%, (1 Month USD LIBOR + 2.60%), 08/16/32 (a) (b)	4,000	3,910
Interest Only, Series 2014-XA-GC24, REMIC, 0.85%, 09/10/47 (a)	8,673	160
Interest Only, Series 2015-XA-GS1, REMIC, 0.91%, 11/10/48 (a)	5,433	154
Interest Only, Series 2017-XA-GS6, REMIC, 1.17%, 05/12/50 (a)	22,792	1,189
Interest Only, Series 2017-XA-GS8, REMIC, 1.11%, 11/11/50 (a)	32,270	1,484
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.85%, 12/12/53 (a)	28,856	3,594
GS Mortgage-Backed Securities Trust
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59 (a)	1,658	1,663
Gulf Stream Meridian 3 Ltd
Series 2021-A1-IIIA, 1.48%, (3 Month USD LIBOR + 1.32%), 04/17/34 (a)	10,000	10,006
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 1.31%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	10,000	10,011
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.03%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (c)	1,256	1,255
Halsey Point CLO I Ltd
Series 2019-A1A1-1A, 1.48%, (3 Month USD LIBOR + 1.35%), 01/20/33 (a)	2,500	2,503
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 0.43%, (1 Month USD LIBOR + 0.34%), 12/19/36 (a) (b)	8,458	7,994
Hayfin Kingsland IX Ltd
Series 2018-AR-9A, 1.28%, (3 Month USD LIBOR + 1.15%), 04/28/31 (a)	4,000	4,001
Highbridge Loan Management Ltd
Series 3A-CR-2014, 3.73%, (3 Month USD LIBOR + 3.60%), 07/18/29 (a)	1,900	1,864
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	2,408	2,431
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	7,470	7,459
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.23%, (1 Month USD LIBOR + 3.15%), 11/15/21 (a)	2,900	2,853
IMT Trust
Series 2017-EFL-APTS, REMIC, 2.23%, (1 Month USD LIBOR + 2.15%), 06/15/34 (a)	508	497
Series 2017-FFL-APTS, REMIC, 2.93%, (1 Month USD LIBOR + 2.85%), 06/15/34 (a)	508	506
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	494	515
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,117	679
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	1,177	1,213
Series 2019-D-UES, REMIC, 4.60%, 05/07/24 (a)	1,205	1,232
Series 2019-E-UES, REMIC, 4.60%, 05/07/24 (a)	1,406	1,404
Series 2019-F-UES, REMIC, 4.60%, 05/07/24 (a)	1,476	1,349
Series 2019-G-UES, REMIC, 4.60%, 05/07/24 (a)	1,612	1,413
J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	156	135
J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series 2011-D-C5, REMIC, 5.75%, 08/17/46 (a)	999	949
J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C13
Series 2013-C-C13, REMIC, 4.21%, 07/17/23 (a)	2,132	2,214
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	3,529	3,750
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.77%, 07/10/23 (a)	3,103	3,205
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
Series 2018-C-LAQ, REMIC, 1.68%, (1 Month USD LIBOR + 1.60%), 06/15/35 (a) (b)	3,830	3,829
Series 2018-D-LAQ, REMIC, 2.18%, (1 Month USD LIBOR + 2.10%), 06/15/35 (a) (b)	1,520	1,520
Series 2018-E-LAQ, REMIC, 3.08%, (1 Month USD LIBOR + 3.00%), 06/15/35 (a) (b)	486	486
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,141	3,244
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-E-MFP, REMIC, 2.24%, (1 Month USD LIBOR + 2.16%), 07/15/36 (a)	2,438	2,401
Series 2019-F-MFP, REMIC, 3.08%, (1 Month USD LIBOR + 3.00%), 07/15/36 (a)	2,160	2,126

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,922
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 1.36%, (3 Month USD LIBOR + 1.24%), 07/25/34 (a)	4,000	4,001
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.28%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (c)	1,000	1,000
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	2,895	3,142
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a)	2,356	2,345
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 4.13%, 09/17/24 (a)	2,274	2,280
Series 2015-C-C32, REMIC, 4.80%, 10/15/25 (a)	366	302
Series 2015-C-C33, REMIC, 4.76%, 11/15/25 (a)	359	382
Interest Only, Series 2015-XA-C32, REMIC, 1.36%, 11/18/48 (a)	10,118	291
JPMBB Commercial Mortgage Securities Trust 2015-C28
Series 2015-B-C28, REMIC, 3.99%, 03/17/25	3,275	3,375
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 1.06%, 01/15/49 (a)	3,523	110
Interest Only, Series 2016-XA-JP4, REMIC, 0.81%, 12/17/49 (a)	17,166	396
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.71%, 06/17/49 (a)	27,957	1,455
Kayne CLO 5 Ltd
Series 2019-A-5A, 1.48%, (3 Month USD LIBOR + 1.35%), 07/26/32 (a)	4,000	4,001
Kayne CLO 7 Ltd
Series 2020-A1-7A, 1.33%, (3 Month USD LIBOR + 1.20%), 04/18/33 (a)	5,000	5,012
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	1,682	1,680
Kingsland VIII Ltd
Series 2018-A-8A, 1.25%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	4,000	4,000
KKR Industrial Portfolio Trust 2020-AIP
Series 2020-E-AIP, REMIC, 2.71%, (1 Month USD LIBOR + 2.63%), 03/17/25 (a)	4,339	4,342
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-G-KDIP, REMIC, 3.83%, (1 Month USD LIBOR + 3.75%), 12/15/25 (a)	700	703
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	3,064
LCM XVII Limited Partnership
Series A2RR-17A, 1.28%, (3 Month USD LIBOR + 1.15%), 10/15/31 (a)	5,000	4,998
Legacy Mortgage Asset Trust
Series 2019-A1-GS1, REMIC, 4.00%, 01/25/59 (b)	2,533	2,534
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/59 (b)	3,549	3,569
Series 2019-A1-GS4, REMIC, 3.44%, 05/25/59 (b)	2,842	2,841
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (a) (b)	8,334	8,337
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 11/25/21 (b)	4,087	4,117
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 1.75%, 05/25/23 (b)	4,775	4,761
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 1.65%, 08/25/23 (b)	6,100	6,093
Lendingpoint 2021-A Asset Securitization Trust
Series 2021-A-A, 1.00%, 12/15/28	5,000	5,003
Series 2021-B-A, 1.46%, 12/15/28	5,000	5,010
LHome Mortgage Trust 2021-RTL1
Series 2021-A1-RTL1, 2.09%, 09/25/23	1,500	1,499
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 12/20/47	2,318	2,350
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	2,492	2,500
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 0.39%, (1 Month USD LIBOR + 0.15%), 07/25/36 (a) (b)	10,665	5,296
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, REMIC, 1.92%, 03/12/49 (a)	12,954	512
Luna Aircraft Ltd
Series 2020-A-1A, 3.38%, 02/15/45 (b)	2,380	2,369
Madison Park Funding XXXI Ltd
Series 2018-B-31A, 1.84%, (3 Month USD LIBOR + 1.70%), 01/23/31 (a)	1,000	1,000
Madison Park Funding XXXIV Ltd
Series 2019-AR-34A, 1.25%, (3 Month USD LIBOR + 1.12%), 04/26/32 (a)	4,000	4,003
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.00%, (3 Month USD LIBOR + 0.87%), 11/22/27 (a)	1,428	1,429
Marble Point CLO XI Ltd
Series 2017-A-2A, 1.31%, (3 Month USD LIBOR + 1.18%), 12/18/30 (a) (c)	2,000	1,999
Marble Point CLO XIV Ltd
Series 2018-A1R-2A, 1.41%, (3 Month USD LIBOR + 1.28%), 01/20/32 (a)	8,000	8,004
Marble Point CLO XV Ltd
Series 2021-A-2A, 1.33%, (3 Month USD LIBOR + 1.20%), 07/25/34 (a)	7,500	7,504
Marlette Funding Trust
Series 2019-A-2A, 3.13%, 11/15/21	18	18
Marlette Funding Trust 2021-1
Series 2021-C-1A, 1.41%, 06/16/31	1,450	1,449
Series 2021-D-1A, 2.47%, 06/16/31	1,500	1,511
MBRT
Series 2019-F-MBR, 2.63%, (1 Month USD LIBOR + 2.55%), 11/15/24 (a) (b)	2,350	2,343
MBRT 2019-MBR
Series 2019-E-MBR, 2.28%, (1 Month USD LIBOR + 2.20%), 11/15/24 (a) (b)	1,700	1,696
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-C-FL6, 1.93%, (1 Month USD LIBOR + 1.85%), 07/18/36 (a)	4,700	4,700
MKS Clo 2017-1, Ltd.
Series 2017-AR-1A, 1.13%, (3 Month USD LIBOR + 1.00%), 07/22/30 (a)	7,500	7,493
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE3, REMIC, 0.22%, (1 Month USD LIBOR + 0.13%), 12/25/36 (a) (b)	3,501	2,562
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C17, REMIC, 4.64%, 07/17/24 (a)	1,240	1,304
Series 2015-D-C27, REMIC, 3.24%, 11/15/25	297	279
Series 2015-C-C27, REMIC, 4.66%, 11/15/25 (a)	207	211
Series 2018-D-SUN, REMIC, 1.73%, (1 Month USD LIBOR + 1.65%), 07/16/35 (a) (b)	899	897
Series 2018-G-SUN, REMIC, 3.13%, (1 Month USD LIBOR + 3.05%), 07/16/35 (a) (b)	899	891
Interest Only, Series 2014-XA-C15, REMIC, 1.10%, 04/17/47 (a)	12,320	215
Interest Only, Series 2016-XA-C28, REMIC, 1.34%, 01/15/49 (a)	3,799	145
Morgan Stanley Capital I Trust
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/21 (a)	4,283	4,274
Interest Only, Series 2015-XA-UBS8, REMIC, 1.02%, 12/15/48 (a)	4,574	139
Interest Only, Series 2017-XA-H1, REMIC, 1.50%, 06/17/50 (a)	24,024	1,328
Morgan Stanley Capital I Trust 2007-TOP27
Series 2007-C-T27, REMIC, 6.21%, 06/11/42 (a)	4,000	4,021

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	479	485
Series 2020-B-1A, 3.10%, 11/22/32	4,516	4,686
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,752	1,746
Motel 6 Trust
Series 2017-F-MTL6, REMIC, 4.35%, (1 Month USD LIBOR + 4.25%), 08/15/34 (a)	2,495	2,495
MOTEL Trust 2021-MTL6
Series 2021-D-MTL6, 2.19%, (1 Month USD LIBOR + 2.10%), 09/09/38 (a)	5,000	5,013
MP CLO VIII Ltd
Series 2015-ARR-2A, 1.33%, (3 Month USD LIBOR + 1.20%), 04/28/34 (a)	3,000	3,001
Nassau Ltd
Series 2018-A-IA, 1.28%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	5,000	4,994
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, REMIC, 2.28%, (1 Month USD LIBOR + 2.20%), 06/15/22 (a)	3,129	2,907
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25	3,000	3,119
New Mountain CLO 2 Ltd
Series CLO-A-2A, 1.39%, (3 Month USD LIBOR + 1.19%), 04/17/34 (a)	4,000	4,003
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23 (a)	1,295	1,314
New York Mortgage Trust
Series 2021-A1-BPL1, REMIC, 2.24%, 05/25/23 (b)	7,400	7,415
NLY 2019-FL2 Issuer Ltd.
Series 2019-B-FL2, 1.98%, (1 Month USD LIBOR + 1.90%), 01/15/23 (a)	3,226	3,219
NYMT Loan Trust 2020-SP2
Series 2020-A1-SP2, REMIC, 2.94%, 10/25/23 (a)	12,228	12,329
Oaktown Re III Ltd
Series 2019-M1A-1A, 1.49%, (1 Month USD LIBOR + 1.40%), 07/25/24 (a) (b)	151	152
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	750	755
Ocean Trails CLO V
Series 2014-ARR-5A, 1.41%, (3 Month USD LIBOR + 1.28%), 10/14/31 (a) (c)	4,915	4,915
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.28%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	8,000	8,000
OHA Credit Partners VII Ltd
Series 2012-AR3-7A, 1.24%, (3 Month USD LIBOR + 1.07%), 02/21/34 (a)	5,000	5,003
ONE 2021-PARK Mortgage Trust
Series 2021-D-PARK, REMIC, 1.58%, (1 Month USD LIBOR + 1.50%), 03/15/23 (a)	1,000	1,000
Series 2021-E-PARK, REMIC, 1.83%, (1 Month USD LIBOR + 1.75%), 03/15/23 (a)	2,000	2,000
One New York Plaza Trust 2020-1NYP
Series 2020-C-1NYP, REMIC, 2.28%, (1 Month USD LIBOR + 2.20%), 01/17/23 (a)	2,850	2,864
Oxford Finance Funding 2020-1 LLC
Series 2020-A2-1, 3.10%, 12/15/24	3,500	3,561
Pagaya AI Debt Selection Trust 2021-1
Series 2021-A-1, 1.18%, 11/15/27	2,249	2,255
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	4,737	4,738
PAGAYA AI DEBT SELECTION TRUST 2021-HG1
Series 2021-B-HG1, 1.82%, 01/16/29	3,226	3,236
Palmer Square CLO Ltd
Series 2021-A-2A, 1.35%, (3 Month USD LIBOR + 1.15%), 07/17/34 (a)	5,000	5,006
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.33%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	4,500	4,500
PFP Ltd
Series 2019-B-5, REMIC, 1.75%, (1 Month USD LIBOR + 1.65%), 04/16/36 (a) (b)	1,052	1,051
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 1.84%, 09/25/51 (b) (d)	4,900	4,937
Pretium Mortgage Credit Partners I 2020-NPL3 LLC
Series 2020-A1-NPL3, REMIC, 3.10%, 10/25/23 (b)	6,128	6,163
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (b)	4,569	4,574
Series 2021-A1-NPL2, REMIC, 1.99%, 06/27/24 (b)	4,619	4,611
Pretium Mortgage Credit Partners LLC
Series 2021-A1-NPL3, 1.87%, 07/25/24 (b)	19,704	19,662
Series 2021-A1-RN2, 1.74%, 07/25/51 (b)	3,000	3,000
Series 2021-A1-RN1, REMIC, 1.99%, 06/25/24 (b)	7,857	7,849
Prosper Marketplace Issuance Trust, Series 2019-2
Series 2019-C-2A, REMIC, 5.05%, 09/15/25	1,845	1,863
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (b)	7,875	7,932
PRPM 2021-4, LLC
Series 2021-A1-4, 1.87%, 04/25/24 (b)	5,086	5,079
PRPM LLC
Series 2021-A1-7, 1.99%, 08/25/26 (b)	7,500	7,488
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a)	3,712	3,719
Radnor Ltd
Series 2019-M1A-2, 1.29%, (1 Month USD LIBOR + 1.20%), 06/25/29 (a)	200	201
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,885	1,845
Rali Series 2007-Qs8 Trust
Series 2007-A3-QS8, REMIC, 0.69%, (1 Month USD LIBOR + 0.60%), 06/25/37 (a)	1,469	1,161
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 0.59%, (1 Month USD LIBOR + 0.50%), 04/26/35 (a)	780	727
Residential Accredit Loans, Inc.
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	862	833
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	507	482
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	2,000	2,026
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	5,080	5,042
Securitized Asset Backed Receivables LLC
Series 2006-A2C-WM4, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	17,577	6,554
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 0.20%, (1 Month USD LIBOR + 0.11%), 12/25/36 (a) (b)	5,475	1,739
Short-Term Investments Trust
Interest Only, Series 2018-XCP-SELF, REMIC, 0.00%, 10/09/21 (a)	77,520	3
Sierra Receivables Funding Co LLC
Series 2016-A-3A, 2.43%, 05/20/24	708	708
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 4.61%, 05/25/30	12,986	13,609
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47 (a)	5,958	5,927
Sofi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	4,005	3,995
SoFi Consumer Loan Program LLC
Series 2016-A-1, 3.26%, 08/25/25	69	69
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40	426	430
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.79%, 08/12/38	4,887	4,654
Sound Point CLO XXIII
Series 2019-AR-2A, 1.34%, (3 Month USD LIBOR + 1.17%), 07/17/34 (a)	10,000	10,009

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Sound Point CLO XXVI Ltd
Series 2020-AR-1A, 1.30%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	7,500	7,503
Sound Point CLO XXVIII, Ltd
Series 2020-A1-3A, 1.41%, (3 Month USD LIBOR + 1.28%), 01/26/32 (a)	10,000	10,028
Sound Point CLO, Ltd.
Series 2013-A-3RA, 1.28%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (c)	1,500	1,500
Series 2018-A1A-21, 1.31%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (c)	3,000	3,001
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	656	658
Steele Creek CLO 2019-1 LTD
Series 2019-BR-1A, 0.00%, (3 Month USD LIBOR + 1.80%), 04/15/32 (a)	5,000	5,000
Steele Creek CLO Ltd
Series 2017-A-1A, 1.38%, (3 Month USD LIBOR + 1.25%), 10/15/30 (a)	1,000	998
Series 2014-A-1RA, 1.20%, (3 Month USD LIBOR + 1.07%), 04/21/31 (a)	2,550	2,550
Series 2016-AR-1A, 1.24%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (c)	2,500	2,487
Series 2018-A-2A, 1.32%, (3 Month USD LIBOR + 1.20%), 08/18/31 (a)	2,000	2,000
Series 2019-B-1A, 2.33%, (3 Month USD LIBOR + 2.20%), 04/15/32 (a)	4,000	4,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.10%, 12/25/35 (a)	945	900
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 12/25/36 (a) (b)	5,085	5,007
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	2,064	1,595
STWD, Ltd.
Series 2019-D-FL1, 2.43%, (1 Month USD LIBOR + 2.35%), 02/15/25 (a)	1,525	1,525
Symphony CLO XV Ltd
Series 2014-AR3-15A, 1.27%, (3 Month USD LIBOR + 1.08%), 01/20/32 (a)	10,000	10,000
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	2,000	1,998
Tesla Auto Lease Trust
Series 2019-D-A, 3.37%, 01/20/23	1,500	1,540
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, REMIC, 3.26%, (1 Month USD LIBOR + 3.18%), 11/13/34 (a)	2,244	2,231
Theorem Funding Trust 2021-1
Series 2021-B-1A, 1.84%, 12/15/27	2,000	1,995
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.27%, (3 Month USD LIBOR + 1.14%), 01/15/31 (a)	4,250	4,251
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,793	3,722
Toorak Mortgage Corp Ltd
Series 2020-A1-1, 2.73%, 03/25/23 (b)	10,000	10,046
Trestles CLO Ltd
Series 2021-A-4A, 1.30%, (3 Month USD LIBOR + 1.17%), 07/21/34 (a)	5,000	4,997
U.S. Auto Funding Trust 2021-1
Series 2021-B-1A, 1.49%, 03/17/25	2,250	2,255
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.59%, 10/15/27 (a)	3,500	3,636
Series 2018-C-C8, REMIC, 4.86%, 02/17/28 (a)	1,858	2,062
Interest Only, Series 2017-XB-C1, REMIC, 1.10%, 06/17/50 (a)	25,883	1,287
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 02/10/23 (a)	4,089	4,126
Upstart Pass-Through Trust
Series 2020-A-ST1, 3.75%, 02/20/28	2,091	2,137
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	3,759	3,818
Upstart Pass-Through Trust Series 2021-ST3
Series 2021-A-ST3, 2.00%, 05/20/27	1,532	1,532
Upstart Pass-Through Trust Series 2021-ST8
Series 2021-A-ST8, 1.75%, 10/20/29	9,850	9,843
Upstart Securitization Trust
Series 2020-B-1, 3.09%, 04/22/30	1,500	1,522
Series 2021-A-3, 0.83%, 07/20/31	2,136	2,137
Series 2021-B-3, 1.66%, 07/20/31	1,000	996
Upstart Securitization Trust 2021-1
Series 2021-A-1, 0.87%, 03/20/31	663	664
Series 2021-B-1, 1.89%, 03/20/31	500	501
Upstart Securitization Trust 2021-2
Series 2021-B-2, 1.75%, 06/20/31	2,000	2,004
Usaa Ultra Short-Term Bond Fund
Series 2019-AR2-75A, 1.17%, (3 Month USD LIBOR + 1.04%), 04/17/34 (a)	3,500	3,503
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	2,186	2,272
Series 2019-A2-1A, 3.19%, 07/15/24	1,958	2,022
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/25/51 (b)	5,700	5,699
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (b)	5,000	4,993
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (b) (d)	5,000	5,038
Velocity Commercial Capital Loan Trust
Series 2018-A-2, REMIC, 4.05%, 09/25/24	1,344	1,382
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	5,440	5,558
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.67%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	2,750	2,750
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (b)	2,500	2,564
Verus Securitization Trust 2020-4
Series 2020-A1-4, REMIC, 1.50%, 05/25/65 (a) (b)	2,988	3,006
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (b)	4,229	4,233
Vibrant CLO Ltd
Series 2018-A1-10A, 1.33%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,990
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 2.15%, (1 Month USD LIBOR + 2.05%), 09/17/36 (a) (b)	3,260	3,223
Volt CI LLC
Series 2021-A1-NP10, 1.99%, 04/25/24 (b)	2,938	2,940
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	12,790	12,850
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	4,595	4,595
Volt XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 03/25/24 (b)	7,891	7,898
Volt XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	718	720
WaMu Asset-Backed Certificates
Series 2006-2A4-2, REMIC, 0.67%, (1 Month USD LIBOR + 0.58%), 04/25/36 (a) (b)	7,269	3,489
Washington Mutual Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 0.60%, (1 Month USD LIBOR + 0.51%), 02/25/36 (a) (b)	14,984	14,093
Washington Mutual Asset-Backed Certificates Trust
Series 2006-2A2-HE5, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 10/25/36 (a) (b)	8,753	4,590
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	4,491	4,486
Wellfleet CLO 2020-2 Ltd
Series 2020-AR-2A, 1.32%, (3 Month USD LIBOR + 1.22%), 07/17/34 (a)	5,000	5,001
Wellfleet CLO Ltd
Series 2018-A1-2A, 1.33%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a)	4,500	4,500
Series 2020-A1A-1, 1.44%, (3 Month USD LIBOR + 1.31%), 04/15/33 (a)	5,000	5,003
Series 2021-A1-2A, 1.33%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	5,000	5,003

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 1.36%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	10,000	10,003
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	509	478
Wells Fargo Commercial Mortgage Trust
Series 2015-D-NXS4, REMIC, 3.85%, 11/18/25 (a)	375	375
Series 2015-C-NXS4, REMIC, 4.85%, 11/18/25 (a)	310	336
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	398
Series 2018-C-C47, REMIC, 5.10%, 10/17/28 (a)	344	376
Interest Only, Series 2015-XA-P2, REMIC, 1.12%, 12/15/48 (a)	3,830	135
Interest Only, Series 2017-XA-C38, REMIC, 1.16%, 07/15/50 (a)	25,070	1,147
Series 2015-C-LC22, REMIC, 4.71%, 09/15/58 (a)	302	314
Interest Only, Series 2016-XA-C33, REMIC, 1.77%, 03/17/59 (a)	2,120	129
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	719	746
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 1.11%, 01/18/52 (a)	15,013	847
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	294	293
Series 2007-A1-AR4, REMIC, 2.64%, 08/25/37 (a)	227	223
WFRBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.95%, 12/17/46 (a)	36,927	549
Interest Only, Series 2014-XA-C19, REMIC, 1.17%, 03/15/47 (a)	39,741	715
Interest Only, Series 2014-XA-C21, REMIC, 1.17%, 08/15/47 (a)	2,463	56
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,741	2,740
XXIX Venture Limited
Series 2017-AR-29A, 1.13%, (3 Month USD LIBOR + 0.99%), 09/09/30 (a)	4,000	4,000
ZH Trust 2021-1
Series 2021-A-1, REMIC, 2.25%, 09/19/23	9,000	9,013
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,326,833)		1,327,964
GOVERNMENT AND AGENCY OBLIGATIONS 24.5%
U.S. Treasury Note 19.5%
Treasury, United States Department of
0.38%, 03/31/22 - 09/15/24	282,340	282,039
0.13%, 02/28/23 - 04/30/23	226,100	225,869
		507,908
Mortgage-Backed Securities 2.4%
Federal Home Loan Mortgage Corporation
1.50%, 02/01/36 - 03/01/36	9,174	9,267
2.00%, 03/01/36 - 09/01/36	34,979	36,062
Federal National Mortgage Association, Inc.
2.00%, 01/01/36 - 11/01/40	14,930	15,293
2.01%, (1 Year USD LIBOR + 1.63%), 11/01/42 (a)	856	888
2.61%, (1 Year USD LIBOR + 1.66%), 05/01/44 (a)	1,548	1,602
		63,112
Collateralized Mortgage Obligations 1.3%
Federal Home Loan Mortgage Corporation
Series QA-4060, REMIC, 1.50%, 09/15/26	682	685
Series AN-4030, REMIC, 1.75%, 04/15/27	2,023	2,056
Series CD-4484, REMIC, 1.75%, 07/15/30	1,623	1,650
Series NH-5105, REMIC, 2.00%, 02/25/37	5,078	5,188
Series HA-4582, REMIC, 3.00%, 09/15/45	1,438	1,510
Federal National Mortgage Association, Inc.
Series 2021-CG-29, REMIC, 1.25%, 05/25/41	5,853	5,879
Series 2021-AB-31, REMIC, 2.00%, 06/25/41	6,962	7,113
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	1,274	1,316
Series 2021-HG-21, REMIC, 2.00%, 11/25/47	7,386	7,536
Government National Mortgage Association
Series 2016-UD-136, REMIC, 3.00%, 04/20/45	1,444	1,455
		34,388
Sovereign 1.0%
Abu Dhabi, Government of
0.75%, 09/02/23 (c)	200	201
2.50%, 04/16/25 (c)	900	948
Chile Government International Bond
3.13%, 01/21/26	700	747
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	3,250	3,331
Government of the Republic of Panama
4.00%, 09/22/24	700	753
3.75%, 03/16/25	1,050	1,127
Ministry of Diwan Amiri Affairs
4.50%, 01/20/22 (e)	500	506
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.30%, 06/23/25 (e)	2,300	2,386
1.50%, 06/09/26 (c)	400	400
1.50%, 06/09/26 (e)	200	200
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	2,800	2,863
Presidencia de la República de Colombia
2.63%, 03/15/23	550	557
4.50%, 01/28/26	3,100	3,317
Saudi Arabia, Kingdom of
2.88%, 03/04/23 (e)	1,000	1,031
The Korea Development Bank
1.25%, 06/03/25 (e)	1,600	1,608
1.00%, 09/09/26	1,400	1,386
The Republic of Indonesia, The Government of
2.95%, 01/11/23	700	721
The State of Qatar
3.25%, 06/02/26 (e)	2,250	2,432
		24,514
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (a)	11,199	148
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.30%, 11/25/30 (a)	7,646	7,608
		7,756
Total Government And Agency Obligations (cost $639,130)		637,678
CORPORATE BONDS AND NOTES 12.4%
Financials 4.8%
American Express Company
0.77%, (3 Month USD LIBOR + 0.65%), 02/27/23 (a)	2,000	2,013
Avolon Holdings Funding Limited
3.63%, 05/01/22 (c)	1,570	1,592
5.13%, 10/01/23 (c)	1,015	1,090
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (e)	900	943
Banco Bradesco S.A.
3.20%, 01/27/25 (e)	200	203
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (c)	550	547
Banco de Credito del Peru
3.13%, 07/01/30 (e)	1,150	1,136
3.25%, 09/30/31 (e)	200	196
3.25%, 09/30/31 (c)	1,650	1,625
Banco del Estado de Chile
3.88%, 02/08/22 (e)	600	603
Banco do Brasil S.A
3.25%, 09/30/26 (c)	1,000	999
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (e)	1,150	1,154
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (c)	300	306

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (100, 07/06/22) (e) (f)	800	819
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (e)	750	773
Bancolombia SA
4.63%, 12/18/29	2,400	2,431
Bangkok Bank Public Company Limited
3.88%, 09/27/22 (e)	600	619
Banistmo S.A.
3.65%, 09/19/22 (e)	1,400	1,421
3.65%, 09/19/22 (c)	500	507
Bank of America Corporation
0.91%, (3 Month USD LIBOR + 0.79%), 03/05/24 (a)	2,651	2,672
0.74%, (SOFR + 0.69%), 04/22/25 (a)	1,475	1,488
Barclays PLC
1.01%, 12/10/24	2,175	2,185
BBVA Bancomer, S.A.
6.75%, 09/30/22 (e)	500	526
5.35%, 11/12/29 (e)	200	213
BDO Unibank, Inc.
2.95%, 03/06/23 (e)	1,000	1,031
BNP Paribas
4.71%, 01/10/25 (c)	1,815	1,965
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (c)	1,255	1,266
BPCE
2.38%, 01/14/25 (c)	1,935	1,999
Brighthouse Financial, Inc.
0.60%, 06/28/23 (c)	785	786
Canadian Imperial Bank of Commerce
0.45%, 06/22/23 (g)	1,125	1,124
Capital One Financial Corporation
3.20%, 01/30/23	545	564
3.90%, 01/29/24	1,345	1,441
CIMB Bank Berhad
3.26%, 03/15/22 (e)	200	202
Citigroup Inc.
1.14%, (3 Month USD LIBOR + 1.02%), 06/01/24 (a)	1,995	2,021
Commonwealth Bank of Australia
0.45%, (SOFR + 0.40%), 07/07/25 (a) (c)	1,855	1,856
Continental Senior Trust
5.00%, 08/26/22 (e)	1,700	1,757
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (e)	1,000	1,039
Credicorp Ltd.
2.75%, 06/17/25 (c)	200	204
Credit Suisse Group AG
1.35%, (3 Month USD LIBOR + 1.24%), 06/12/24 (a) (c)	1,955	1,982
DBS Group Holdings Ltd
1.82%, 03/10/31 (e)	2,500	2,484
Deutsche Bank Aktiengesellschaft
0.90%, 05/28/24 (g)	1,910	1,907
Export-Import Bank of Thailand
0.98%, (3 Month USD LIBOR + 0.85%), 05/23/24 (a) (e)	400	402
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	1,865	2,022
Glencore Funding LLC
4.13%, 05/30/23 - 03/12/24 (c)	1,180	1,253
Global Bank Corporation
4.50%, 10/20/21 (e)	328	328
4.50%, 10/20/21 (c)	200	200
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (e)	1,200	1,230
Gruposura Finance
5.50%, 04/29/26 (e)	800	860
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (e) (h)	286	267
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (e)	1,900	1,850
JPMorgan Chase & Co.
3.21%, 04/01/23	445	451
3.90%, 07/15/25	1,405	1,536
Lloyds Banking Group PLC
0.70%, 05/11/24	2,050	2,055
Macquarie Bank Limited
2.10%, 10/17/22 (c)	1,675	1,706
Macquarie Group Limited
4.15%, 03/27/24 (c)	350	368
Malayan Banking Berhad
3.91%, 10/29/26 (a) (e)	3,100	3,103
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (e)	1,600	1,701
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,865	2,005
Minejesa Capital B.V.
4.63%, 08/10/30 (e)	1,400	1,435
Mitsubishi UFJ Financial Group Inc
0.99%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	4,110	4,161
Mizuho Financial Group Inc
0.91%, (3 Month USD LIBOR + 0.79%), 03/05/23 (a)	3,700	3,732
Morgan Stanley
0.53%, 01/25/24	2,145	2,146
0.73%, 04/05/24	2,005	2,012
Multibank, Inc.
4.38%, 11/09/22 (e)	2,000	2,039
NongHyup Bank
1.25%, 07/20/25 (c)	1,200	1,200
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (e) (g)	2,200	2,196
1.83%, 09/10/30 (c) (g)	800	799
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (e) (h)	593	567
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.75%, 03/01/23 (e)	800	834
PNC Bank, National Association
2.03%, 12/09/22	425	426
3.25%, 06/01/25	875	943
PNC Funding Corp
3.30%, 03/08/22	575	581
Royal Bank of Canada
0.57%, (SOFR + 0.53%), 01/20/26 (a)	2,675	2,680
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (e)	600	614
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	2,050	2,137
Sparc EM SPC
0.00%, 12/05/22 (c) (h)	336	331
SPARC Limited
0.00%, 12/05/22 (e) (h)	941	932
Sumitomo Mitsui Trust Bank Ltd
0.80%, 09/12/23 (c)	2,010	2,022
Synchrony Financial
4.38%, 03/19/24	780	841
4.25%, 08/15/24	1,250	1,351
Temasek Financial (I) Limited
2.38%, 01/23/23 (e)	250	256
The Bank of Nova Scotia
0.55%, 09/15/23 (g)	1,525	1,525
0.65%, 07/31/24 (g)	545	544
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	1,855	1,995
The Royal Bank of Scotland Group Public Limited Company
1.68%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (g)	2,230	2,276
The Toronto-Dominion Bank
0.70%, 09/10/24 (g)	2,015	2,011

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Truist Financial Corporation
0.45%, (SOFR + 0.40%), 06/09/25 (a)	2,815	2,820
UBS Group AG
1.01%, 07/30/24 (c) (g)	3,015	3,037
United Overseas Bank Limited
1.75%, 03/16/31 (e)	3,300	3,273
Wells Fargo & Company
1.65%, 06/02/24	1,950	1,989
		124,731
Utilities 1.4%
Atmos Energy Corporation
0.63%, 03/09/23	955	955
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (h)	2,400	1,960
DTE Energy Company
2.25%, 11/01/22	160	163
2.53%, 10/01/24 (b)	695	726
1.05%, 06/01/25	1,245	1,235
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (e)	556	549
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (e)	800	512
Enel Generacion Chile S.A.
4.25%, 04/15/24	2,800	2,992
ENN energy Holdings Limited
3.25%, 07/24/22 (e)	200	203
Entergy Corporation
0.90%, 09/15/25	2,005	1,970
Fenix Power Peru S.A.
4.32%, 09/20/27 (e)	1,942	1,991
GNL Quintero S.A
4.63%, 07/31/29 (e)	1,318	1,431
Inkia Energy Limited
5.88%, 11/09/27 (e)	600	623
Kallpa Generacion S.A.
4.88%, 05/24/26 (e)	200	215
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (e)	800	813
1.75%, 05/06/25 (c)	1,200	1,220
Korea Electric Power Corp
1.13%, 06/15/25 (e)	1,500	1,494
1.13%, 06/15/25 (c)	1,000	996
0.75%, 01/27/26 (c)	2,350	2,291
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (c)	900	893
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/23	1,530	1,536
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (e)	1,319	1,329
Pacific Gas And Electric Company
1.75%, 06/16/22	1,985	1,982
PSEG Power LLC
3.85%, 06/01/23	1,905	2,000
Southern California Edison Company
0.88%, (SOFR + 0.83%), 04/01/24 (a)	1,840	1,847
State Grid Overseas Investment Limited
3.13%, 05/22/23 (e)	700	724
1.00%, 08/05/25 (e)	400	394
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (e)	2,350	2,490
		35,534
Energy 1.3%
Canacol Energy Ltd.
7.25%, 05/03/25 (e)	700	739
Ecopetrol S.A.
5.88%, 09/18/23	2,100	2,262
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (e)	681	695
Enbridge Inc.
0.55%, 10/04/23	965	966
Exxon Mobil Corporation
1.57%, 04/15/23	2,005	2,043
Galaxy Pipeline Assets Bidco Limited
1.75%, 09/30/27 (e)	3,132	3,171
Geopark Limited
6.50%, 09/21/24 (e)	200	205
Indian Oil Corporation Limited
5.75%, 08/01/23 (e)	300	325
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,005	1,029
ONGC Videsh Limited
3.75%, 05/07/23 (e)	400	416
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (e)	2,650	2,667
Petronas Capital Ltd.
3.50%, 03/18/25 (e)	2,500	2,677
Phillips 66
3.85%, 04/09/25	285	310
1.30%, 02/15/26	620	616
Pioneer Natural Resources Company
0.55%, 05/15/23	85	85
0.75%, 01/15/24	940	939
PT Pertamina (Persero)
1.40%, 02/09/26 (e)	1,700	1,664
Qatar Petroleum
1.38%, 09/12/26 (e)	700	695
1.38%, 09/12/26 (c)	500	496
Reliance Industries Limited
5.40%, 02/14/22 (e)	2,250	2,287
Reliance Industries Ltd.
4.13%, 01/28/25 (e)	500	541
SA Global Sukuk Limited
1.60%, 06/17/26 (e)	700	696
1.60%, 06/17/26 (c)	500	498
Saudi Arabian Oil Company
2.75%, 04/16/22 (e)	1,200	1,213
1.25%, 11/24/23 (c)	200	202
Schlumberger Holdings Corporation
3.75%, 05/01/24 (c)	1,835	1,962
The Williams Companies, Inc.
4.55%, 06/24/24	1,205	1,314
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (e)	1,300	1,409
Valero Energy Corporation
1.20%, 03/15/24	895	903
Williams Partners L.P.
4.30%, 03/04/24	600	644
		33,669
Consumer Discretionary 1.0%
Alibaba Group Holding Limited
2.80%, 06/06/23	1,000	1,034
American Honda Finance Corporation
0.75%, 08/09/24	2,065	2,065
CK Hutchison International (21) Limited
1.50%, 04/15/26 (e)	1,300	1,300
1.50%, 04/15/26 (c)	600	599
Dollar Tree, Inc.
3.70%, 05/15/23	865	907
4.00%, 05/15/25	955	1,043
eBay Inc.
1.40%, 05/10/26	1,960	1,966
Expedia Group, Inc.
6.25%, 05/01/25 (c)	1,840	2,121
General Motors Financial Company, Inc.
5.25%, 03/01/26	1,780	2,034
Hyatt Hotels Corporation
1.30%, 10/01/23 (i)	1,750	1,752
Hyundai Capital America
2.85%, 11/01/22 (c)	1,650	1,689
1.00%, 09/17/24 (c)	345	344
Marriott International, Inc.
3.60%, 04/15/24	1,820	1,935
McDonald's Corporation
2.63%, 01/15/22	1,594	1,605
3.35%, 04/01/23	400	417
Nissan Motor Acceptance Company LLC
1.13%, 09/16/24 (c)	460	459

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Target Corporation
2.90%, 01/15/22	1,570	1,582
Volkswagen Group of America, Inc.
0.88%, 11/22/23 (c)	2,035	2,044
		24,896
Health Care 0.9%
AbbVie Inc.
2.30%, 11/21/22	2,885	2,944
Amgen Inc.
2.70%, 05/01/22	75	76
2.65%, 05/11/22	1,655	1,675
3.63%, 05/15/22 - 05/22/24	1,210	1,236
Anthem, Inc.
3.30%, 01/15/23	850	882
3.50%, 08/15/24	1,935	2,071
AstraZeneca PLC
2.38%, 06/12/22	150	152
3.50%, 08/17/23	3,620	3,825
Cardinal Health, Inc.
3.08%, 06/15/24	1,865	1,969
3.50%, 11/15/24	760	815
Cigna Holding Company
0.61%, 03/15/24	625	623
HCA Inc.
5.00%, 03/15/24	1,940	2,127
Mylan Inc
3.13%, 01/15/23 (c)	200	207
Royalty Pharma PLC
0.75%, 09/02/23	2,110	2,117
UnitedHealth Group Incorporated
0.55%, 05/15/24	1,085	1,086
Upjohn Inc.
1.13%, 06/22/22 (c)	445	447
		22,252
Communication Services 0.8%
AT&T Inc.
4.45%, 04/01/24	1,865	2,021
Axiata SPV2 Berhad
4.36%, 03/24/26 (e)	735	818
Baidu, Inc.
3.50%, 11/28/22	700	722
3.88%, 09/29/23	1,200	1,268
Digicel Group Limited
7.00%, (100, 06/01/23) (c) (f) (g) (j)	55	44
8.00%, 04/01/25 (c) (j)	158	140
KT Corp
1.00%, 09/01/25 (e)	3,400	3,361
2.50%, 07/18/26 (e)	200	209
Millicom International Cellular SA
5.13%, 01/15/28 (e)	675	700
Omnicom Group Inc.
3.65%, 11/01/24	1,300	1,403
Sable International Finance Limited
5.75%, 09/07/27 (e)	1,620	1,697
Singtel Group Treasury Pte. Ltd.
3.25%, 06/30/25 (e)	654	700
2.38%, 10/03/26 (e)	1,500	1,571
Telefonica Chile S.A.
3.88%, 10/12/22 (e)	1,800	1,847
Tencent Holdings Limited
3.28%, 04/11/24 (e)	200	211
1.81%, 01/26/26 (c)	1,000	1,009
Verizon Communications Inc.
1.22%, (3 Month USD LIBOR + 1.10%), 05/15/25 (a)	1,845	1,894
VTR Comunicaciones SpA
5.13%, 01/15/28 (e)	1,450	1,537
		21,152
Industrials 0.7%
Air Lease Corporation
0.80%, 08/18/24	1,265	1,257
Carrier Global Corporation
2.24%, 02/15/25	2,030	2,103
HPHT Finance (19) Limited
2.88%, 11/05/24 (e)	2,300	2,410
Northrop Grumman Corporation
3.25%, 08/01/23	1,340	1,409
2.93%, 01/15/25	480	508
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (c)	1,855	1,947
PSA Treasury Pte. Ltd.
2.50%, 04/12/26 (e)	500	523
Republic Services, Inc.
2.50%, 08/15/24	1,840	1,926
Southwest Airlines Co.
4.75%, 05/04/23	1,965	2,092
The Boeing Company
4.51%, 05/01/23 (i)	1,925	2,033
Triton Container International Limited
0.80%, 08/01/23 (c)	1,960	1,959
		18,167
Consumer Staples 0.5%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,070	2,071
Camposol SA
6.00%, 02/03/27 (e)	350	361
Conagra Brands, Inc.
4.30%, 05/01/24	1,850	2,008
General Mills, Inc.
3.15%, 12/15/21	1,385	1,386
3.70%, 10/17/23	500	531
Grupo Bimbo S.A.B. de C.V.
4.50%, 01/25/22 (e)	221	223
JDE Peet's N.V.
0.80%, 09/24/24 (c)	855	853
Keurig Dr Pepper Inc.
0.75%, 03/15/24	2,040	2,042
PepsiCo, Inc.
0.75%, 05/01/23	1,900	1,915
Sysco Corporation
5.65%, 04/01/25 (i)	1,705	1,960
Target Corporation
2.25%, 04/15/25	400	417
The Central America Bottling Corporation
5.75%, 01/31/27 (e)	550	558
		14,325
Materials 0.4%
Avery Dennison Corporation
0.85%, 08/15/24	630	630
Glencore Funding LLC
4.00%, 04/16/25 (c)	755	817
Inversiones CMPC S.A.
4.50%, 04/25/22 (e)	400	405
LG Chem, Ltd.
3.25%, 10/15/24 (e)	1,900	2,029
Martin Marietta Materials, Inc.
0.65%, 07/15/23	560	561
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	1,800	1,992
MOS Holdings Inc.
4.25%, 11/15/23	1,880	2,005
POSCO
2.38%, 11/12/22 - 01/17/23 (e)	2,000	2,039
2.75%, 07/15/24 (e)	400	419
Vedanta Resources Limited
7.13%, 05/31/23 (e)	500	477
		11,374
Information Technology 0.3%
Dell International L.L.C.
5.45%, 06/15/23 (i)	1,785	1,916
Global Payments Inc.
1.20%, 03/01/26	2,068	2,047
Microchip Technology Incorporated
0.97%, 02/15/24 (c)	2,040	2,041
NVIDIA Corporation
0.58%, 06/14/24	2,135	2,138
		8,142

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Real Estate 0.3%
American Tower Corporation
2.40%, 03/15/25	1,875	1,949
Equinix, Inc.
1.25%, 07/15/25	1,945	1,940
Simon Property Group, L.P.
2.00%, 09/13/24	2,110	2,183
Welltower Inc.
3.63%, 03/15/24	1,895	2,021
		8,093
Total Corporate Bonds And Notes (cost $321,407)		322,335
SENIOR FLOATING RATE INSTRUMENTS 7.9%
Communication Services 1.2%
Altice France S.A.
2018 Term Loan B13, 4.12%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	490	488
Cable One, Inc.
2021 Term Loan B4, 2.08%, (1 Month USD LIBOR + 2.00%), 12/31/24 (a)	1,985	1,971
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	159	159
CenturyLink, Inc.
2020 Term Loan B, 2.33%, (3 Month USD LIBOR + 2.25%), 03/15/27 (a)	468	463
Charter Communications Operating, LLC
2019 Term Loan B2, 1.84%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	5,071	5,038
Connect Finco Sarl
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 12/11/26 (a)	123	123
CSC Holdings, LLC
2017 Term Loan B1, 2.33%, (1 Month USD LIBOR + 2.25%), 07/15/25 (a)	5,351	5,271
2018 Incremental Term Loan, 2.33%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	777	765
2019 Term Loan B5, 2.58%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	349	344
Diamond Sports Group, LLC
Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	113	70
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	494	492
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (a)	26	26
GoodRx, Inc.
1st Lien Term Loan, 2.83%, (1 Month USD LIBOR + 2.75%), 09/28/25 - 10/10/25 (a)	486	485
Gray Television, Inc.
2018 Term Loan C, 2.59%, (3 Month USD LIBOR + 2.50%), 10/30/25 (a)	651	648
iHeartCommunications, Inc.
2020 Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	186	185
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/13/22 (a)	38	38
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	266	269
Level 3 Financing Inc.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 1.75%), 03/01/27 (a) (k)	1,290	1,274
2019 Term Loan B, 1.83%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	5,133	5,068
NASCAR Holdings Inc.
Term Loan B, 2.58%, (1 Month USD LIBOR + 2.50%), 07/19/26 (a)	137	137
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.59%, (3 Month USD LIBOR + 2.50%), 06/13/26 (a)	5,095	5,087
PUG LLC
USD Term Loan , 3.58%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	271	265
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (a)	432	431
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (l) (m)	39	2
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	333	317
Sinclair Television Group Inc.
Term Loan B2B, 2.59%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	642	630
Telesat Canada
Term Loan B5, 2.86%, (3 Month USD LIBOR + 2.75%), 11/22/26 (a)	191	172
Terrier Media Buyer, Inc.
2021 Term Loan, 3.58%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	138	137
Virgin Media Bristol LLC
USD Term Loan N, 2.58%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	695	690
Zayo Group Holdings, Inc.
USD Term Loan , 3.08%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	428	424
Ziggo Financing Partnership
USD Term Loan I, 2.58%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	60	60
		31,529
Health Care 1.1%
Agiliti Health, Inc
Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 10/10/25 (a)	260	258
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	316	313
Athenahealth, Inc.
2021 Term Loan B1, 4.38%, (3 Month USD LIBOR + 4.25%), 02/11/26 (a)	218	219
Avantor Funding, Inc.
2021 Term Loan B4, 2.50%, (3 Month USD LIBOR + 2.00%), 11/21/24 (a)	99	99
2021 Term Loan B5, 2.75%, (1 Month USD LIBOR + 2.25%), 11/08/27 (a)	1,214	1,215
Bausch Health Companies Inc.
Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 11/26/25 (a)	278	277
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 0.00%, (3 Month USD LIBOR + 2.00%), 05/18/26 (a) (k)	570	570
2021 Term Loan B3, 2.50%, (3 Month USD LIBOR + 2.00%), 05/18/26 (a)	748	748
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	411	411
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/03/24 (a)	4	4
Elanco Animal Health Incorporated
Term Loan B, 1.84%, (3 Month USD LIBOR + 1.75%), 02/04/27 (a)	3,223	3,181
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	407	408
Gentiva Health Services, Inc.
2020 Term Loan, 2.87%, (1 Month USD LIBOR + 2.75%), 07/02/25 (a)	355	355
Global Medical Response, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/24/25 (a)	299	299
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 11/15/27 (a) (k)	1,075	1,057
USD 2019 Term Loan B, 2.07%, (3 Month USD LIBOR + 2.00%), 11/15/27 (a)	1,250	1,230
HC Group Holdings II, Inc.
Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 05/22/26 (a)	516	516

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
HCA Inc.
2021 Term Loan B14, 1.83%, (1 Month USD LIBOR + 1.75%), 06/23/28 (a)	678	682
Horizon Therapeutics USA Inc.
2021 Term Loan B, 2.50%, (1 Month USD LIBOR + 2.00%), 02/25/28 (a)	5,065	5,053
ICON Luxembourg S.A.R.L.
LUX Term Loan, 3.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (a)	4,300	4,314
US Term Loan, 3.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (a)	1,071	1,075
IQVIA Inc.
2017 USD Term Loan B2, 1.83%, (1 Month USD LIBOR + 1.75%), 01/17/25 (a)	462	460
2018 USD Term Loan B3, 1.90%, (3 Month USD LIBOR + 1.75%), 06/07/25 (a)	2,056	2,051
Kindred Healthcare LLC
2018 1st Lien Term Loan, 4.62%, (1 Month USD LIBOR + 4.50%), 06/21/25 (a)	308	308
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/15/27 (a)	73	73
MED ParentCo LP
1st Lien Term Loan, 4.33%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	177	176
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	127	126
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/25/27 (a)	124	124
Parexel International Corporation
Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 08/06/24 (a)	489	489
Pathway Vet Alliance LLC
2021 Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 03/31/27 (a)	394	393
PPD, Inc.
Initial Term Loan, 2.50%, (1 Month USD LIBOR + 2.00%), 01/06/28 (a)	244	243
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	50	50
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	234	234
2018 1st Lien Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	223	223
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	341	340
Select Medical Corporation
2017 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 02/13/24 (a)	508	504
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.83%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	511	509
Southern Veterinary Partners, LLC
Delayed Draw Term Loan, 5.00%, (6 Month USD LIBOR + 4.00%), 12/31/23 (a)	38	38
Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 10/05/27 (a)	271	272
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 01/12/24 (a)	211	206
Upstream Rehabilition, Inc.
2021 Term Loan, 4.33%, (1 Month USD LIBOR + 4.25%), 11/20/26 (a)	168	168
Zelis Healthcare Corporation
2021 Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 09/30/26 (a)	241	240
		29,511
Consumer Discretionary 1.1%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	6,499	6,415
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 07/30/28 (a)	474	472
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 09/02/24 (a)	22	22
2015 Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 09/02/24 (a)	203	203
Aramark Services, Inc.
2018 Term Loan B3, 1.83%, (1 Month USD LIBOR + 1.75%), 03/01/25 (a)	440	430
2019 Term Loan B4, 1.83%, (1 Month USD LIBOR + 1.75%), 12/04/26 (a)	173	168
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	158	157
2020 Term Loan B1, 3.58%, (3 Month USD LIBOR + 3.50%), 06/19/25 (a)	193	193
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (a)	124	123
Clarios Global LP
2021 USD Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	440	438
ClubCorp Holdings, Inc.
2017 Term Loan B, 2.90%, (3 Month USD LIBOR + 2.75%), 08/16/24 (a)	77	72
Comet Acquisition, Inc.
Term Loan, 3.40%, (3 Month USD LIBOR + 3.25%), 10/23/25 (a)	102	100
Conservice Midco, LLC
2020 Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 05/07/27 (a)	193	193
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	190	189
Getty Images, Inc.
2019 USD Term Loan B, 4.62%, (3 Month USD LIBOR + 4.50%), 02/13/26 (a)	300	299
GOBP Holdings, Inc.
2020 Term Loan B, 2.88%, (3 Month USD LIBOR + 2.75%), 10/22/25 (a)	507	506
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.84%, (1 Month USD LIBOR + 1.75%), 10/25/23 (a)	400	397
IRB Holding Corp
2020 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 02/05/25 (a)	296	296
2020 Fourth Amendment Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 11/19/27 (a)	233	234
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (a)	340	331
KFC Holding Co.
2021 Term Loan B, 1.84%, (3 Month USD LIBOR + 1.75%), 03/10/28 (a)	1,335	1,334
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.83%, (1 Month USD LIBOR + 1.75%), 08/29/25 (a)	585	574
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	210	223
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 3.08%, (3 Month USD LIBOR + 3.00%), 05/08/26 (a)	315	314
Motion Finco Sarl
USD Term Loan B1, 3.40%, (3 Month USD LIBOR + 3.25%), 10/11/26 (a)	113	109
Delayed Draw Term Loan B2, 3.40%, (3 Month USD LIBOR + 3.25%), 10/31/26 (a)	15	14
PCI Gaming Authority
Term Loan, 2.58%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	141	141
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (3 Month USD LIBOR + 2.25%), 08/15/25 (a)	109	109

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Scientific Games International, Inc.
2018 Term Loan B5, 2.83%, (1 Month USD LIBOR + 2.75%), 08/14/24 (a)	340	339
SIWF Holdings Inc.
1st Lien Term Loan, 4.33%, (3 Month USD LIBOR + 4.25%), 05/25/25 (a)	340	340
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	263	258
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	175	186
SMG US Midco 2, Inc.
2020 Term Loan, 2.58%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	114	112
2020 Term Loan, 2.63%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	279	274
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 2.38%, (3 Month USD LIBOR + 3.50%), 06/29/25 (a)	5,485	5,464
Tamko Building Products, LLC
Term Loan B, 3.08%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	90	90
Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 05/15/26 (a)	92	91
Travel Leaders Group, LLC
2018 Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	228	212
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.75%), 04/29/26 (a)	434	433
Wand NewCo 3, Inc.
2020 Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 02/05/26 (a)	347	343
WMG Acquisition Corp.
2021 Term Loan G, 2.21%, (1 Month USD LIBOR + 2.13%), 01/13/28 (a)	6,315	6,277
		28,475
Information Technology 0.9%
Access CIG, LLC
2018 1st Lien Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 02/14/25 (a)	412	410
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (a)	256	253
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (a)	85	85
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 09/06/24 (a)	465	465
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (a)	1	1
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	412	410
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (a)	484	483
Avaya, Inc.
2020 Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 12/15/27 (a)	174	174
Banff Merger Sub Inc
2021 USD Term Loan, 3.83%, (3 Month USD LIBOR + 3.75%), 10/01/25 (a)	295	293
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	653	648
Bright Bidco B.V.
2018 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 06/28/24 (a)	270	215
Castle US Holding Corporation
USD Term Loan B, 3.90%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	505	500
Colorado Buyer Inc
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 03/15/24 (a)	314	311
CommerceHub, Inc.
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/02/27 (a)	119	119
Cvent, Inc.
1st Lien Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 11/30/24 (a)	445	443
DCert Buyer, Inc.
2019 Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	236	236
Dell International L.L.C.
2021 Term Loan B, 2.00%, (1 Month USD LIBOR + 1.75%), 09/19/25 (a)	1,483	1,482
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	224	225
Emerald TopCo Inc
Term Loan, 3.58%, (3 Month USD LIBOR + 3.50%), 07/16/26 (a)	1	1
Term Loan, 3.63%, (3 Month USD LIBOR + 3.50%), 07/16/26 (a)	217	215
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.50%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	35	35
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 07/24/24 (a)	370	343
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (a)	537	537
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 0.00%, (3 Month USD LIBOR + 1.75%), 02/15/24 (a) (k)	620	616
2017 Repriced Term Loan, 1.83%, (3 Month USD LIBOR + 1.75%), 02/15/24 (a)	5,723	5,688
2021 Term Loan B4, 2.08%, (3 Month USD LIBOR + 2.00%), 08/10/27 (a)	277	275
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	487	489
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	406	406
2021 2nd Lien Term Loan, 7.00%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	123	124
Informatica LLC
2020 USD Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 02/19/27 (a)	163	162
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.33%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	502	501
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (a)	219	219
KBR, Inc.
2020 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 02/03/27 (a)	233	233
LogMeIn, Inc.
Term Loan B, 4.83%, (3 Month USD LIBOR + 4.75%), 08/31/27 (a)	174	174
Mitchell International, Inc.
2017 1st Lien Term Loan, 3.33%, (1 Month USD LIBOR + 3.25%), 11/21/24 (a)	393	392
2017 2nd Lien Term Loan, 7.33%, (1 Month USD LIBOR + 7.25%), 12/01/25 (a)	90	90
NCR Corporation
2019 Term Loan, 2.63%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	127	126
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (a)	483	485
PointClickCare Technologies, Inc.
Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 12/16/27 (a)	119	119
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 12/16/27 (a)	5	5
Presidio Holdings Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 12/19/26 (a)	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Presidio, Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 12/19/26 (a)	4	4
2020 Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	70	70
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 04/26/24 (a)	487	487
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.33%, (3 Month USD LIBOR + 3.25%), 05/21/25 (a)	474	469
Sabre GLBL Inc.
2018 Term Loan B, 2.08%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	173	171
Severin Acquisition, LLC
2018 Term Loan B, 3.34%, (3 Month USD LIBOR + 3.25%), 06/15/25 (a)	435	432
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	486	488
SS&C Technologies Inc.
2018 Term Loan B5, 1.83%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a)	1,181	1,170
Surf Holdings, LLC
USD Term Loan , 3.62%, (3 Month USD LIBOR + 3.50%), 01/15/27 (a)	435	432
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (a)	412	412
Tibco Software Inc.
2020 Term Loan B3, 3.84%, (1 Month USD LIBOR + 3.75%), 07/03/26 (a)	469	465
2020 2nd Lien Term Loan, 7.25%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	40	40
Ultimate Software Group Inc(The)
Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	254	254
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (a)	356	357
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (a)	40	41
Virtusa Corporation
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 12/09/27 (a)	60	60
VS Buyer, LLC
Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 02/19/27 (a)	485	484
		23,824
Industrials 0.9%
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	98	98
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/04/28 (a)	479	479
Amentum Government Services Holdings LLC
Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 01/24/27 (a)	84	84
American Airlines, Inc.
2017 Incremental Term Loan, 2.08%, (1 Month USD LIBOR + 2.00%), 12/14/23 (a)	84	82
2017 1st Lien Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 01/29/27 (a)	89	85
American Residential Services, LLC
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	90	89
APi Group Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 09/25/26 (a) (k)	433	430
Berry Global, Inc.
2021 Term Loan Z, 1.86%, (3 Month USD LIBOR + 1.75%), 07/01/26 (a)	1,886	1,874
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	30	30
Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	457	455
Clean Harbors, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 2.00%), 09/21/28 (a) (k)	1,125	1,125
CNT Holdings I Corp
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/16/27 (a)	179	179
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/20/24 (a)	339	338
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 11/23/27 (a)	418	416
Dun & Bradstreet Corporation (The)
Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 02/01/26 (a)	536	536
Dupont Performance
USD Term Loan B3, 0.00%, (1 Month USD LIBOR + 1.75%), 06/01/24 (a) (k)	1,730	1,725
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.65%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	82	80
2020 Term Loan B1, 3.65%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	153	150
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (a)	439	441
Filtration Group Corporation
2018 1st Lien Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	456	454
First Advantage Holdings, LLC
2021 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 01/31/27 (a)	191	191
Generac Power Systems, Inc.
2019 Term Loan B, 1.84%, (3 Month USD LIBOR + 1.75%), 12/11/26 (a)	160	160
GFL Environmental Inc.
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 05/30/25 (a)	130	130
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	263	263
Herman Miller, Inc
Term Loan B, 2.06%, (1 Month USD LIBOR + 2.00%), 12/31/24 (a)	605	605
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.83%, (1 Month USD LIBOR + 1.75%), 02/05/27 (a)	1,689	1,665
KAR Auction Services, Inc.
2019 Term Loan B6, 2.37%, (1 Month USD LIBOR + 2.25%), 09/13/26 (a)	2,127	2,074
Minotaur Acquisition, Inc.
Term Loan B, 4.83%, (3 Month USD LIBOR + 4.75%), 02/27/26 (a)	490	487
Mirion Technologies, Inc.
2019 Term Loan B, 4.15%, (3 Month USD LIBOR + 4.00%), 12/31/22 (a)	60	60
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (6 Month USD LIBOR + 2.75%), 09/23/26 (a)	96	96
2021 Term Loan, 3.50%, (1 Year USD LIBOR + 2.75%), 09/23/26 (a)	96	96
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 09/23/26 (a)	74	74
Resideo Funding Inc.
2021 Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 02/09/28 (a)	1,954	1,954
2021 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 02/09/28 (a)	738	738
Standard Industries Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 08/05/28 (a) (k)	3,405	3,407
Syncreon Group B.V.
2019 First Out Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 10/01/24 (a) (m)	86	86
Titan Acquisition Limited
2018 Term Loan B, 3.17%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	387	379

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
TransDigm, Inc.
2020 Term Loan F, 2.33%, (1 Month USD LIBOR + 2.25%), 06/09/23 (a)	595	588
Univar Solutions Inc.
2019 USD Term Loan B5, 2.08%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	84	83
Univar Solutions USA Inc.
Term Loan B6, 2.08%, (1 Month USD LIBOR + 2.00%), 05/26/28 (a)	868	866
Vertical US Newco Inc
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 07/29/27 (a)	486	487
		23,639
Financials 0.7%
Acrisure, LLC
2020 Term Loan B, 3.61%, (3 Month USD LIBOR + 3.50%), 01/30/27 (a)	452	447
Alera Group Holdings, Inc.
2018 Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 07/26/25 (a) (m)	491	491
Alliant Holdings Intermediate, LLC
Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 05/10/25 (a)	450	446
AssuredPartners, Inc.
2020 Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	478	475
Asurion LLC
2020 Term Loan B8, 3.33%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a)	333	327
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (a)	380	381
Edelman Financial Center, LLC
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 03/15/28 (a)	485	484
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 1.83%, (1 Month USD LIBOR + 1.75%), 04/21/28 (a)	5,436	5,419
Focus Financial Partners, LLC
2021 Term Loan, 3.00%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	729	727
HCRX Investments Holdco, L.P.
Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 07/14/28 (a) (k)	1,130	1,126
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.33%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	110	109
McDermott Technology Americas Inc
2020 Take Back Term Loan, 3.00%, (1 Month USD LIBOR + 1.00%), 06/30/25 (a)	24	11
PAI Holdco, Inc.
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/13/25 (a)	135	135
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.83%, (1 Month USD LIBOR + 1.75%), 02/07/27 (a)	524	523
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a)	297	294
Trans Union, LLC
2019 Term Loan B5, 1.83%, (1 Month USD LIBOR + 1.75%), 11/13/26 (a)	5,790	5,751
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 02/28/25 (a)	164	170
UGI Energy Services, LLC
Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 08/01/26 (a)	200	201
Victory Capital Holdings, Inc.
2021 Term Loan B, 2.39%, (3 Month USD LIBOR + 2.25%), 07/01/26 (a)	128	127
		17,644
Consumer Staples 0.6%
B&G Foods, Inc.
2019 Term Loan B4, 2.58%, (1 Month USD LIBOR + 2.50%), 09/16/26 (a)	85	85
CHG PPC Parent LLC
2018 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 03/16/25 (a)	445	443
Energizer Holdings, Inc.
2020 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 12/16/27 (a)	4,295	4,290
Froneri International Ltd.
2020 USD Term Loan, 2.33%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	484	477
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.77%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	398	396
JBS USA Lux S.A.
2019 Term Loan B, 2.08%, (1 Month USD LIBOR + 2.00%), 04/27/26 (a)	5,731	5,703
Reynolds Consumer Products LLC
Term Loan, 1.83%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	3,705	3,693
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	108	109
United Natural Foods, Inc.
Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 10/10/25 (a)	112	111
US Foods, Inc.
2019 Term Loan B, 2.08%, (1 Month USD LIBOR + 2.00%), 08/14/26 (a)	647	638
Verscend Holding Corp.
2021 Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	486	486
		16,431
Materials 0.6%
Asplundh Tree Expert, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 1.75%), 09/07/27 (a) (k)	255	254
2021 Term Loan B, 1.83%, (1 Month USD LIBOR + 1.75%), 09/07/27 (a)	5,401	5,380
Axalta Coating Systems US Holdings Inc.
Term Loan, 1.90%, (3 Month USD LIBOR + 1.75%), 06/01/24 (a)	4,602	4,588
Charter NEX US, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/01/27 (a)	249	249
Cyanco Intermediate Corporation
2018 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	117	117
Element Solutions Inc.
2019 Term Loan B1, 2.08%, (3 Month USD LIBOR + 2.00%), 01/31/26 (a)	660	659
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.14%, (3 Month USD LIBOR + 3.00%), 06/20/25 (a)	203	201
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (a)	104	103
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (a)	293	293
Hexion Inc.
USD Exit Term Loan, 3.65%, (3 Month USD LIBOR + 3.50%), 06/27/26 (a)	181	181
Illuminate Buyer, LLC
2021 Term Loan, 3.58%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	274	273
Messer Industries GmbH
2018 USD Term Loan, 2.65%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	249	248
Phoenix Services International, LLC
Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 01/29/25 (a)	128	127
Pregis TopCo Corporation
1st Lien Term Loan, 4.08%, (1 Month USD LIBOR + 4.00%), 07/25/26 (a)	310	310
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.08%, (1 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	391	390

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
2018 2nd Lien Term Loan, 8.58%, (1 Month USD LIBOR + 8.50%), 06/18/26 (a)	20	20
Starfruit Finco B.V
2018 USD Term Loan B, 2.83%, (3 Month USD LIBOR + 2.75%), 09/10/25 (a)	173	171
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (a)	418	418
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	179	175
		14,157
Energy 0.3%
Buckeye Partners, L.P.
2021 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 11/01/26 (a)	271	269
EG America LLC
2018 USD Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	208	207
ExGen Renewables IV, LLC
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	181	181
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (3 Month USD LIBOR + 8.00%), 06/30/27 (a) (m)	107	107
Frontera Generation Holdings LLC
2021 2nd Lien Term Loan, 3.75%, (PRIME + 0.50%), 04/26/28 (a)	18	10
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.15%, (3 Month USD LIBOR + 4.00%), 09/30/26 (a)	301	301
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (3 Month USD LIBOR + 4.00%), 05/10/26 (a)	374	373
Pilot Travel Centers LLC
2021 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 07/29/28 (a)	7,095	7,070
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	238	236
Prairie ECI Acquiror LP
Term Loan B, 4.83%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	177	171
		8,925
Utilities 0.3%
Calpine Corporation
Term Loan B9, 2.09%, (1 Month USD LIBOR + 2.00%), 03/22/26 (a)	838	828
2019 Term Loan B10, 2.08%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	39	39
2020 Term Loan B5, 2.59%, (1 Month USD LIBOR + 2.50%), 12/02/27 (a)	1,737	1,732
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (a)	247	242
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.83%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	1,000	992
1st Lien Term Loan B3, 1.83%, (3 Month USD LIBOR + 1.75%), 12/11/25 (a)	4,108	4,075
		7,908
Real Estate 0.2%
Iron Mountain, Inc.
2018 Term Loan B, 1.83%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	5,364	5,311
Total Senior Floating Rate Instruments (cost $207,712)		207,354
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (d) (n)	15	335
Energy 0.0%
Frontera Holdings LLC (d) (n)	—	—
McDermott International, Inc. (n)	10	4
		4
Total Common Stocks (cost $202)		339
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.7%
JNL Government Money Market Fund, 0.01% (o) (p)	123,154	123,154
Total Short Term Investments (cost $123,154)		123,154
Total Investments 100.5% (cost $2,618,438)		2,618,824
Other Derivative Instruments 0.4%		10,784
Other Assets and Liabilities, Net (0.9)%		(24,003)
Total Net Assets 100.0%		2,605,605

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $122,643 and 4.7% of the Fund.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Convertible security.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(l) As of September 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Non-income producing security.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Axiata SPV2 Berhad, 4.36%, 03/24/26	01/22/21	828	818	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	02/18/21	964	943	—
Banco Bradesco S.A., 3.20%, 01/27/25	08/04/21	205	203	—
Banco de Credito del Peru, 3.13%, 07/01/30	04/05/21	1,156	1,136	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	06/17/21	199	196	—
Banco del Estado de Chile, 3.88%, 02/08/22	07/12/17	602	603	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/13/21	1,144	1,154	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88% (callable at 100, 07/06/22)	12/06/18	785	819	—
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	01/29/20	764	773	—
Bangkok Bank Public Company Limited, 3.88%, 09/27/22	09/23/19	608	619	—
Banistmo S.A., 3.65%, 09/19/22	02/03/20	1,411	1,421	0.1
BBVA Bancomer, S.A., 6.75%, 09/30/22	07/17/18	509	526	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	04/04/19	194	213	—
BDO Unibank, Inc., 2.95%, 03/06/23	01/10/20	1,008	1,031	0.1
Camposol SA, 6.00%, 02/03/27	06/16/21	361	361	—
Canacol Energy Ltd., 7.25%, 05/03/25	05/11/21	736	739	—
CIMB Bank Berhad, 3.26%, 03/15/22	10/07/20	202	202	—
CK Hutchison International (21) Limited, 1.50%, 04/15/26	08/19/21	1,314	1,300	0.1
Continental Senior Trust, 5.00%, 08/26/22	04/17/18	1,717	1,757	0.1
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	05/20/21	1,038	1,039	0.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/07/21	2,506	2,484	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	564	549	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	697	695	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	05/06/20	629	512	—
ENN energy Holdings Limited, 3.25%, 07/24/22	09/17/20	203	203	—
Export-Import Bank of Thailand, 0.98%, 05/23/24	08/22/19	401	402	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	2,022	1,991	0.1
Galaxy Pipeline Assets Bidco Limited, 1.75%, 09/30/27	02/09/21	3,176	3,171	0.1
Geopark Limited, 6.50%, 09/21/24	05/26/21	205	205	—
Global Bank Corporation, 4.50%, 10/20/21	11/19/19	328	328	—
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	1,432	1,431	0.1
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	01/13/21	1,234	1,230	0.1
Grupo Bimbo S.A.B. de C.V., 4.50%, 01/25/22	11/19/19	222	223	—
Gruposura Finance, 5.50%, 04/29/26	06/09/21	860	860	—
HPHT Finance (19) Limited, 2.88%, 11/05/24	01/14/20	2,313	2,410	0.1
Indian Oil Corporation Limited, 5.75%, 08/01/23	10/02/18	306	325	—
Inkia Energy Limited, 5.88%, 11/09/27	05/04/21	613	623	—
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	270	267	—
Inversiones CMPC S.A., 4.50%, 04/25/22	04/26/17	401	405	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	05/03/21	1,883	1,850	0.1
Kallpa Generacion S.A., 4.88%, 05/24/26	02/02/21	220	215	—
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	10/27/20	822	813	—
Korea Electric Power Corp, 1.13%, 06/15/25	10/19/20	1,513	1,494	0.1
KT Corp, 1.00%, 09/01/25	10/19/20	3,400	3,361	0.1
KT Corp, 2.50%, 07/18/26	07/28/21	211	209	—
LG Chem, Ltd., 3.25%, 10/15/24	05/18/20	1,991	2,029	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	10/23/17	3,102	3,103	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	04/07/21	1,707	1,701	0.1
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	705	700	—
Minejesa Capital B.V., 4.63%, 08/10/30	05/07/21	1,478	1,435	0.1
Ministry of Diwan Amiri Affairs, 4.50%, 01/20/22	04/27/20	504	506	—
Multibank, Inc., 4.38%, 11/09/22	04/18/19	2,023	2,039	0.1
ONGC Videsh Limited, 3.75%, 05/07/23	12/12/19	410	416	—
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	01/17/17	2,650	2,667	0.1
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/01/21	1,356	1,329	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	2,206	2,196	0.1
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/20/16	542	567	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.75%, 03/01/23	06/12/20	821	834	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 2.30%, 06/23/25	01/14/21	2,385	2,386	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 1.50%, 06/09/26	08/19/21	201	200	—
Petronas Capital Ltd., 3.50%, 03/18/25	04/07/21	2,688	2,677	0.1
POSCO, 2.38%, 11/12/22	05/12/20	1,102	1,121	0.1
POSCO, 2.38%, 01/17/23	05/12/20	902	918	—
POSCO, 2.75%, 07/15/24	05/12/20	403	419	—
PSA Treasury Pte. Ltd., 2.50%, 04/12/26	06/10/20	530	523	—
PT Pertamina (Persero), 1.40%, 02/09/26	05/07/21	1,688	1,664	0.1
Qatar Petroleum, 1.38%, 09/12/26	09/14/21	701	695	—
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	2,301	2,287	0.1
Reliance Industries Ltd., 4.13%, 01/28/25	08/19/21	545	541	—
SA Global Sukuk Limited, 1.60%, 06/17/26	08/13/21	701	696	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Sable International Finance Limited, 5.75%, 09/07/27	06/11/21	1,699	1,697	0.1
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	04/17/20	1,005	1,031	—
Saudi Arabian Oil Company, 2.75%, 04/16/22	05/07/20	1,206	1,213	0.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/16/19	609	614	—
Singtel Group Treasury Pte. Ltd., 3.25%, 06/30/25	05/18/20	698	700	—
Singtel Group Treasury Pte. Ltd., 2.38%, 10/03/26	05/21/20	1,575	1,571	0.1
SPARC Limited, 0.00%, 12/05/22	10/04/17	924	932	—
State Grid Overseas Investment Limited, 3.13%, 05/22/23	11/13/20	726	724	—
State Grid Overseas Investment Limited, 1.00%, 08/05/25	10/21/20	398	394	—
Telefonica Chile S.A., 3.88%, 10/12/22	01/05/17	1,813	1,847	0.1
Temasek Financial (I) Limited, 2.38%, 01/23/23	07/23/20	256	256	—
Tencent Holdings Limited, 3.28%, 04/11/24	05/20/20	208	211	—
The Central America Bottling Corporation, 5.75%, 01/31/27	06/22/21	570	558	—
The Korea Development Bank, 1.25%, 06/03/25	10/16/20	1,626	1,608	0.1
The State of Qatar, 3.25%, 06/02/26	08/12/21	2,454	2,432	0.1
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/14/21	2,519	2,490	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/20/21	1,388	1,409	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	3,295	3,273	0.1
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	492	477	—
VTR Comunicaciones SpA, 5.13%, 01/15/28	06/17/21	1,514	1,537	0.1
		100,793	100,732	3.9

JNL/DoubleLine Shiller Enhanced CAPE Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Focus Financial Partners, LLC - 2021 Delayed Draw Term Loan	169	-
Intelsat Jackson Holdings S.A. - 2021 DIP Term Loan	8	-
OneDigital Borrower LLC - 2020 Term Loan	16	-
	193	-

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	02/04/22	5,000	—	21
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	03/03/22	100,000	—	(3,353)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	03/17/22	100,000	—	(3,237)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	02/04/22	70,000	—	699
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/22/21	100,000	—	2,676
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	02/17/22	100,000	—	(2,757)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	02/04/22	25,000	—	55
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	11/20/21	100,000	—	2,407
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/15/21	100,000	—	3,846
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	12/04/21	100,000	—	2,173
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/21/22	100,000	—	989
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	11/23/21	5,000	—	—
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	11/04/21	100,000	—	1,974
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	11/11/21	100,000	—	3,120
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BNP	01/13/22	100,000	—	432
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	10/07/21	50,000	—	112
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	04/13/22	3,000	—	(84)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	02/09/22	100,000	—	(2,192)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	01/26/22	100,000	—	(690)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	10/06/21	50,000	—	4,774
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	04/13/22	47,000	—	(869)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	02/23/22	100,000	—	(4,877)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	03/09/22	100,000	—	(4,867)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	04/04/22	10,000	—	(282)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	01/07/22	100,000	—	1,015
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	04/04/22	40,000	—	(740)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	01/20/22	100,000	—	471
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	10/29/21	100,000	—	4,720
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	03/28/22	100,000	—	(2,816)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	10/17/21	100,000	—	8,941
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	11/10/21	100,000	—	3,037
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	02/10/22	100,000	—	(3,914)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	04/14/22	100,000	—	—
					—	10,784

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/21/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,317,989	9,975	1,327,964
Government And Agency Obligations	—	637,678	—	637,678
Corporate Bonds And Notes	—	322,335	—	322,335
Senior Floating Rate Instruments[1]	—	207,354	—	207,354
Common Stocks	4	—	335	339
Short Term Investments	123,154	—	—	123,154
	123,158	2,485,356	10,310	2,618,824
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	41,462	—	—	41,462
	41,462	—	—	41,462
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	(30,678)	—	—	(30,678)
	(30,678)	—	—	(30,678)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.0%
Mortgage-Backed Securities 27.0%
Federal Home Loan Mortgage Corporation
2.00%, 07/01/41	9,860	10,077
3.00%, 06/01/43 - 07/01/47	82,663	88,020
4.00%, 09/01/43 - 02/01/44	4,955	5,481
3.50%, 02/01/46 - 01/01/48	15,947	17,170
2.50%, 11/01/49 - 12/01/50	31,224	32,304
Federal National Mortgage Association, Inc.
4.50%, 04/01/26	1,184	1,250
2.48%, 11/01/29	25,000	26,107
1.90%, 05/01/30	25,000	25,358
2.44%, 01/01/32	10,000	10,516
3.00%, 03/01/35 - 04/01/51	70,783	74,550
1.50%, 05/01/36	19,219	19,476
2.00%, 05/01/36 - 03/01/51	162,022	164,124
3.50%, 09/01/43 - 04/01/48	29,082	31,276
2.61%, (1 Year USD LIBOR + 1.66%), 05/01/44 (a)	8,328	8,619
2.20%, 09/01/46	27,500	28,514
4.00%, 08/01/47 - 01/01/48	9,993	10,787
2.50%, 09/01/50 - 09/01/51	105,933	109,664
1.83%, 09/15/51 (b) (c)	6,000	5,927
Government National Mortgage Association
3.50%, 10/20/45	2,223	2,330
STRU BA-4108 HT
2.50%, 10/20/51 (b) (c)	41,520	43,479
		715,029
Collateralized Mortgage Obligations 14.5%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	3,668	3,767
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,675
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	10,596
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,553
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,408
Series GA-4376, REMIC, 3.00%, 04/15/40	2,006	2,020
Series NY-4390, REMIC, 3.00%, 06/15/40	1,549	1,561
Series MA-4391, REMIC, 3.00%, 07/15/40	1,275	1,281
Interest Only, Series SP-3770, REMIC, 6.42%, (6.50% - (1 Month USD LIBOR * 1)), 11/15/40 (a)	869	82
Interest Only, Series SM-3780, REMIC, 6.42%, (6.50% - (1 Month USD LIBOR * 1)), 12/15/40 (a)	7,720	1,643
Series KA-4366, REMIC, 3.00%, 03/15/41	2,143	2,173
Series SL-4061, REMIC, 6.91%, (7.06% - (1 Month USD LIBOR * 1.75)), 06/15/42 (a)	117	118
Series KM-4141, REMIC, 1.75%, 12/15/42	12,024	12,168
Series B-4481, REMIC, 3.00%, 12/15/42	5,393	5,512
Series CS-4156, REMIC, 5.30%, (5.40% - (1 Month USD LIBOR * 1.2)), 01/15/43 (a)	3,690	3,681
Series UZ-4508, REMIC, 3.00%, 07/15/43	1,302	1,307
Series ZX-4404, REMIC, 4.00%, 04/15/44	63,705	70,800
Series AB-4533, REMIC, 3.00%, 06/15/44	4,117	4,304
Series CA-4573, REMIC, 3.00%, 11/15/44	13,870	14,484
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,955	2,213
Series EC-4745, REMIC, 3.00%, 12/15/44	4,156	4,232
Series KZ-4440, REMIC, 3.00%, 02/15/45	13,101	13,868
Series HA-4582, REMIC, 3.00%, 09/15/45	10,065	10,568
Series DZ-4894, REMIC, 3.50%, 06/15/49	9,308	9,751
Interest Only, Series MS-4291, REMIC, 5.82%, (5.90% - (1 Month USD LIBOR * 1)), 01/15/54 (a)	3,028	544
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 6.59%, (6.68% - (1 Month USD LIBOR * 1)), 12/25/25 (a)	543	38
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	2,410	2,438
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	425	430
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	21,343
Interest Only, Series 2005-S-2, REMIC, 6.51%, (6.60% - (1 Month USD LIBOR * 1)), 02/25/35 (a)	4,353	832
Interest Only, Series 2011-PS-84, REMIC, 6.51%, (6.60% - (1 Month USD LIBOR * 1)), 01/25/40 (a)	2,823	122
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	360	382
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	1,418	1,429
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	2,413	2,450
Interest Only, Series 2011-ES-93, REMIC, 6.41%, (6.50% - (1 Month USD LIBOR * 1)), 09/25/41 (a)	1,340	286
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	4,042	4,142
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,193	1,299
Interest Only, Series 2018-ST-25, REMIC, 5.96%, (6.05% - (1 Month USD LIBOR * 1)), 03/25/42 (a)	10,076	1,841
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,172	1,276
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	13,161	13,865
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	1,006	1,009
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	3,316	3,377
Series 2016-A-9, REMIC, 3.00%, 09/25/43	1,044	1,052
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	17,492	19,230
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	3,304	3,347
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	12,306	12,958
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	15,064	15,781
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	13,212	13,964
Series 2018-C-33, REMIC, 3.00%, 05/25/48	12,528	12,989
Series 2018-LA-38, REMIC, 3.00%, 06/25/48	4,690	4,848
Series 2018-A-64, REMIC, 3.00%, 09/25/48	5,218	5,482
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 6.01%, (6.10% - (1 Month USD LIBOR * 1)), 03/20/40 (a)	2,362	119
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,466	1,552
Interest Only, Series 2020-MS-112, REMIC, 6.21%, (6.30% - (1 Month USD LIBOR * 1)), 08/20/50 (a)	24,007	4,999
Interest Only, Series 2020-SB-185, REMIC, 6.21%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (a)	54,219	12,407
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	63,849	7,242
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	32,685	4,775
Interest Only, Series 2021-S-59, REMIC, 2.55%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	24,026	1,642
Interest Only, Series 2021-SL-58, REMIC, 3.66%, (3.75% - (1 Month USD LIBOR * 1)), 04/20/51 (a)	74,990	7,970
		384,225
U.S. Treasury Note 6.1%
Treasury, United States Department of
0.88%, 09/30/26	55,000	54,708
1.25%, 09/30/28 - 08/15/31	108,000	106,482
		161,190
U.S. Treasury Bond 3.9%
Treasury, United States Department of
1.88%, 02/15/51	10,000	9,541
2.38%, 05/15/51	45,000	48,037
2.00%, 08/15/51	45,000	44,234
		101,812
Commercial Mortgage-Backed Securities 2.5%
Federal Home Loan Mortgage Corporation
Series K-A2-1517, REMIC, 1.72%, 07/25/34	30,000	28,673
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X1-M15, REMIC, 1.69%, 09/25/31 (a)	52,823	6,652
Government National Mortgage Association
Interest Only, Series 2021-IO-20, REMIC, 1.12%, 08/16/62 (a)	72,019	6,697
Interest Only, Series 2021-IO-40, REMIC, 0.84%, 02/16/63 (a)	60,596	4,718
Interest Only, Series 2021-IO-52, REMIC, 0.85%, 04/16/63 (a)	81,727	6,499
Interest Only, Series 2021-IO-22, REMIC, 0.99%, 05/16/63 (a)	19,992	1,729

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Interest Only, Series 2021-IO-129, REMIC, 0.99%, 06/16/63 (a)	85,053	7,237
Interest Only, Series 2021-IO-79, REMIC, 0.92%, 08/16/63 (a)	47,156	3,937
		66,142
Total Government And Agency Obligations (cost $1,406,526)		1,428,398
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 45.3%
ABFC Trust
Series 2007-A1A-WMC1, REMIC, 1.34%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (d)	4,133	3,598
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	1,455	1,484
Affirm Asset Securitization Trust 2021-B
Series 2021-C-B, 1.40%, 04/15/24	3,750	3,757
Aimco CLO
Series 2015-AR-AA, 0.98%, (3 Month USD LIBOR + 0.85%), 01/15/30 (a)	564	564
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.13%, 12/25/28 (a) (d)	3,134	2,958
Ajax Mortgage Loan Trust 2019-G
Series 2019-A-G, REMIC, 3.00%, 09/25/59 (d)	6,664	6,699
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	5,019
Series 2021-B-1A, 2.48%, 08/17/26	4,000	4,021
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	2,364	2,309
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,537	1,573
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,709	1,372
Series 2006-1A2-OC8, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (d)	4,385	4,249
Series 2007-1A6-5CB, REMIC, 0.69%, (1 Month USD LIBOR + 0.60%), 04/25/37 (a)	3,722	1,938
Interest Only, Series 2007-1A5-5CB, REMIC, 5.31%, (5.40% - (1 Month USD LIBOR * 1)), 04/25/37 (a)	3,722	831
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	12,322	8,463
AMSR Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	3,351
Anchorage Capital CLO Ltd
Series 2018-A1A-10A, 1.33%, (3 Month USD LIBOR + 1.20%), 10/15/31 (a)	2,000	2,000
Apidos CLO XII
Series 2013-CR-12A, 1.93%, (3 Month USD LIBOR + 1.80%), 04/15/31 (a)	1,000	1,000
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24	1,651	1,685
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.22%, (3 Month USD LIBOR + 1.09%), 01/15/31 (a)	982	978
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, REMIC, 3.13%, (1 Month USD LIBOR + 3.05%), 12/15/36 (a) (d)	2,785	2,705
Banc of America Alternative Loan Trust
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	3,779	3,758
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	318
Bank 2021-BNK35
Interest Only, Series 2021-XA-BN35, REMIC, 1.16%, 06/17/64 (a)	18,673	1,531
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 1.28%, (1 Month USD LIBOR + 1.20%), 08/15/36 (a) (d)	331	331
Series 2017-D-DELC, REMIC, 1.78%, (1 Month USD LIBOR + 1.70%), 08/15/36 (a) (d)	374	373
Series 2017-E-DELC, REMIC, 2.58%, (1 Month USD LIBOR + 2.50%), 08/15/36 (a) (d)	1,660	1,656
Series 2017-F-DELC, REMIC, 3.58%, (1 Month USD LIBOR + 3.50%), 08/15/36 (a) (d)	1,653	1,649
Series 2018-F-TALL, REMIC, 3.32%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (d)	6,125	5,521
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.43%, 07/17/54 (a)	22,921	2,282
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.39%, 09/17/54 (a)	43,341	4,590
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.77%, 02/18/54 (a)	36,072	4,449
BBCMS Trust
Series 2018-A-CBM, REMIC, 1.08%, (1 Month USD LIBOR + 1.00%), 07/15/37 (a) (d)	1,599	1,599
Series 2018-A-BXH, REMIC, 1.08%, (1 Month USD LIBOR + 1.00%), 10/15/37 (a) (d)	591	591
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	602	624
Bellemeade Re Ltd
Series 2019-M1B-2A, 1.54%, (1 Month USD LIBOR + 1.45%), 04/25/29 (a)	1,632	1,631
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.89%, 09/17/53 (a)	36,465	3,888
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.27%, 07/17/54 (a)	20,359	1,991
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.70%, 09/17/54 (a)	38,734	2,517
Benchmark Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.59%, 05/16/53 (a)	90,870	2,237
BHMS
Series 2018-A-ATLS, REMIC, 1.33%, (1 Month USD LIBOR + 1.25%), 07/16/35 (a)	1,714	1,715
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 1.88%, (3 Month USD LIBOR + 1.75%), 10/21/30 (a)	3,000	2,995
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,698
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (d)	9,344	9,353
BX Commercial Mortgage Trust 2018-IND
Series 2018-A-IND, REMIC, 0.83%, (1 Month USD LIBOR + 0.75%), 11/15/35 (a)	593	593
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 2.10%, (1 Month USD LIBOR + 2.00%), 09/15/23 (a)	3,062	3,068
Series 2021-F-VOLT, REMIC, 2.50%, (1 Month USD LIBOR + 2.40%), 09/15/23 (a)	3,062	3,068
BX Trust
Series 2018-A-GW, REMIC, 0.88%, (1 Month USD LIBOR + 0.80%), 05/15/37 (a) (d)	2,264	2,263
Series 2018-A-EXCL, REMIC, 1.17%, (1 Month USD LIBOR + 1.09%), 09/15/37 (a)	2,540	2,514
BX Trust 2017-APPL
Series 2017-D-SLCT, REMIC, 2.13%, (1 Month USD LIBOR + 2.05%), 07/17/34 (a) (d)	485	485
Series 2017-E-SLCT, REMIC, 3.23%, (1 Month USD LIBOR + 3.15%), 07/17/34 (a) (d)	1,549	1,551
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	4,941	5,076
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	2,745	2,758
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 1.27%, (3 Month USD LIBOR + 1.14%), 04/20/34 (a)	2,000	2,002
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 09/25/36 (a) (d)	4,951	4,750
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.41%, 11/15/27 (a)	243	259
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 5.01%, 04/10/26 (a)	2,839	3,112

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Interest Only, Series 2016-XA-C4, REMIC, 1.80%, 05/10/58 (a)	78,869	4,885
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	7,500	4,638
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,280	1,595
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,349	1,467
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.08%, (1 Month USD LIBOR + 3.00%), 11/17/36 (a) (d)	1,001	1,001
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.32%, 05/10/47 (a)	22,342	579
Interest Only, Series 2016-XA-GC36, REMIC, 1.38%, 02/12/49 (a)	20,011	887
Interest Only, Series 2016-XA-P3, REMIC, 1.85%, 04/16/49 (a)	15,626	880
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 2.90%, 07/25/47 (a)	1,809	1,731
Series 2019-A1-C, REMIC, 3.23%, 09/25/59 (a) (d)	3,393	3,398
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	2,373	2,358
Citimortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,394	1,328
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	1,158	1,169
CLNC Ltd
Series 2019-A-FL1, 1.41%, (SOFR 30-Day Average + 1.36%), 09/19/25 (a)	3,244	3,246
COMM 2013-LC13 Mortgage Trust
Series 2013-B-LC13, REMIC, 5.01%, 09/12/23 (a)	3,356	3,568
COMM Mortgage Trust
Series 2014-C-CR19, REMIC, 4.86%, 08/10/24 (a)	1,163	1,224
Series 2016-C-CR28, REMIC, 4.79%, 12/12/25 (a)	2,047	2,196
Series 2016-C-DC2, REMIC, 4.83%, 02/12/26 (a)	1,340	1,415
Series 2018-A-HCLV, REMIC, 1.08%, (1 Month USD LIBOR + 1.00%), 09/15/33 (a)	3,070	3,055
Interest Only, Series 2013-XA-CR12, REMIC, 1.29%, 10/15/46 (a)	30,065	573
Interest Only, Series 2014-XA-CR17, REMIC, 1.12%, 05/10/47 (a)	27,560	577
Interest Only, Series 2015-XA-DC1, REMIC, 1.16%, 02/10/48 (a)	23,991	581
Interest Only, Series 2015-XA-CR26, REMIC, 1.08%, 10/10/48 (a)	27,259	855
Interest Only, Series 2016-XA-DC2, REMIC, 1.11%, 02/12/49 (a)	16,171	561
Commonbond Student Loan Trust
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	133	137
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	6,465	4,805
Credit Suisse Mortgage Capital Certificates
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24 (a)	7,000	7,176
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,041	1,867
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	3,106	2,043
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.73%, 06/17/52 (a)	8,992	866
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.97%, 01/17/25 (a)	18,142	408
Series 2015-C-C4, REMIC, 4.71%, 11/18/25 (a)	1,911	2,056
CSMC
Series 2011-6A9-5R, REMIC, 3.07%, 11/27/37 (a)	694	693
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	4,546	4,654
CSMC 2021-JR1 Trust
Series 2021-A1-JR1, REMIC, 2.46%, 04/25/24 (a)	874	873
CSMC Trust
Series 2017-D-MOON, REMIC, 3.30%, 07/12/22 (a)	2,373	2,387
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	223	223
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 3.36%, 09/25/58 (a)	22,593	21,856
CVP CLO Ltd
Series 2017-A-2A, 1.32%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (e)	2,000	2,000
Databank Issuer, LLC
Series 2021-A2-1A, REMIC, 2.06%, 02/25/26	2,000	1,964
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,470	1,468
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.53%, 05/12/49 (a)	21,171	1,099
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.65%, 10/11/24 (a)	4,600	4,615
Deutsche Alt-A Securities Inc Mortgage Loan Trust
Series 2006-1A3-AR1, REMIC, 0.75%, (1 Month USD LIBOR + 0.33%), 02/25/36 (a) (d)	10,890	11,061
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.39%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (d)	12,856	12,412
DOLP Trust 2021-NYC
Series 2021-D-NYC, 3.70%, 05/10/41	1,000	1,034
Series 2021-E-NYC, 3.70%, 05/10/41	1,000	1,000
Domino's Pizza, Inc.
Series 2019-A2-1A, 3.67%, 10/25/29 (e)	4,925	5,272
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 1.53%, (3 Month USD LIBOR + 1.40%), 01/15/31 (a)	1,000	1,001
Elevation CLO, Ltd.
Series 2017-A-7A, 1.35%, (3 Month USD LIBOR + 1.22%), 07/15/30 (a) (e)	2,500	2,500
Series 2018-A1-9A, 1.25%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	2,500	2,500
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 03/25/37 (a) (d)	6,202	4,045
First Horizon Mortgage Pass-Through Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	3,057	1,959
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	5,159
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	13,200	13,230
Series 2021-A-GT1, 3.62%, 07/25/26 (d)	10,500	10,518
Fort Washington CLO 2019-1
Series 2019-A-1A, 1.55%, (3 Month USD LIBOR + 1.42%), 10/20/32 (a)	2,000	2,000
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 1.32%, (1 Month USD LIBOR + 1.22%), 05/18/38 (a) (d)	3,500	3,504
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 1.33%, (3 Month USD LIBOR + 1.20%), 04/17/34 (a)	4,500	4,510
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,773	1,794
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	3,955	3,970
Grace Trust
Series 2020-D-GRCE, REMIC, 2.77%, 12/12/30 (a)	1,845	1,787
Great Wolf Trust 2019-WOLF
Series 2019-E-WOLF, REMIC, 2.82%, (1 Month USD LIBOR + 2.73%), 12/15/21 (a) (d)	3,908	3,830
Series 2019-F-WOLF, REMIC, 3.22%, (1 Month USD LIBOR + 3.13%), 12/15/21 (a) (d)	3,908	3,781

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Greywolf CLO VI, Ltd.
Series 2018-A1-1A, 1.16%, (3 Month USD LIBOR + 1.03%), 04/26/31 (a)	1,000	1,000
GS Mortgage Securities Corp Trust
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	5,758	5,755
Series 2018-A-LUAU, REMIC, 1.08%, (1 Month USD LIBOR + 1.00%), 11/15/32 (a) (d)	3,201	3,201
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.22%, 03/25/46 (d)	4,444	2,361
GS Mortgage Securities Trust
Interest Only, Series 2015-XA-GC34, REMIC, 1.38%, 10/10/25 (a)	22,168	920
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	850
Series 2018-A-TWR, REMIC, 0.98%, (1 Month USD LIBOR + 0.90%), 07/15/31 (a)	436	436
Series 2018-D-TWR, REMIC, 1.68%, (1 Month USD LIBOR + 1.60%), 07/15/31 (a)	1,000	980
Series 2018-E-TWR, REMIC, 2.18%, (1 Month USD LIBOR + 2.10%), 07/15/31 (a)	1,000	969
Series 2018-F-TWR, REMIC, 2.88%, (1 Month USD LIBOR + 2.80%), 07/15/31 (a)	1,000	948
Series 2018-G-TWR, REMIC, 4.01%, (1 Month USD LIBOR + 3.92%), 07/15/31 (a)	1,000	926
Interest Only, Series 2014-XA-GC24, REMIC, 0.85%, 09/10/47 (a)	40,137	741
Interest Only, Series 2015-XA-GS1, REMIC, 0.91%, 11/10/48 (a)	33,068	938
Interest Only, Series 2016-XA-GS3, REMIC, 1.34%, 10/13/49 (a)	24,656	1,255
Interest Only, Series 2017-C-2, REMIC, 1.26%, 08/12/50 (a)	33,769	1,715
Interest Only, Series 2019-XA-GC38, REMIC, 1.12%, 02/12/52 (a)	43,492	2,621
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	5,161
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.51%, 03/10/28 (a)	2,000	2,179
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.79%, 02/14/53 (a)	48,883	2,223
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 1.76%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (a)	12,564	2,930
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 1.31%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	2,500	2,503
Halcyon Loan Advisors Funding Ltd
Series 2013-C-2A, 2.83%, (3 Month USD LIBOR + 2.70%), 08/01/25 (a) (e)	95	95
Series 2013-D-2A, 3.93%, (3 Month USD LIBOR + 3.80%), 08/01/25 (a)	1,000	884
Halsey Point CLO I Ltd
Series 2019-B1-1A, 2.33%, (3 Month USD LIBOR + 2.20%), 01/20/33 (a)	3,000	3,002
Headlands Residential LLC
Series 2019-RPL1, 3.97%, 06/25/22 (d)	95	95
HERO Funding Trust
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	2,909	3,033
Home Partners of America Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,599	2,552
Series 2021-E-1, REMIC, 2.58%, 09/19/29	1,188	1,167
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,369	1,346
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A1-BPL1, 3.23%, 08/25/23 (d)	7,965	8,122
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	4,815	4,863
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.23%, (1 Month USD LIBOR + 3.15%), 11/15/21 (a)	2,897	2,850
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 04/25/37 (a) (d)	2,346	1,825
Series 2007-A4-NC1, REMIC, 0.37%, (1 Month USD LIBOR + 0.28%), 04/25/37 (a) (d)	11,042	8,765
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 2.74%, 09/25/36 (a)	1,513	1,450
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	8,340	6,658
IXIS Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 0.69%, (1 Month USD LIBOR + 0.60%), 03/25/36 (a) (d)	4,853	3,166
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-E-BCON, REMIC, 3.88%, 01/06/23 (a)	1,187	1,195
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
Series 2018-A-LAQ, REMIC, 1.08%, (1 Month USD LIBOR + 1.00%), 06/15/35 (a) (d)	265	265
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (a)	2,666	2,721
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,666	2,644
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 0.31%, (1 Month USD LIBOR + 0.11%), 01/25/34 (a) (d)	5,575	5,112
Series 2006-A4-HE3, REMIC, 0.41%, (1 Month USD LIBOR + 0.16%), 07/25/36 (a) (d)	2,084	1,925
Series 2006-A5-HE3, REMIC, 0.57%, (1 Month USD LIBOR + 0.24%), 11/25/36 (a) (d)	5,389	5,036
Jack in the Box Funding, LLC
Series 2019-A2I-1A, 3.98%, 08/25/23	2,481	2,518
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.28%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (e)	3,000	3,001
Series 2018-A2A-6RA, 1.91%, (3 Month USD LIBOR + 1.78%), 04/25/30 (a)	1,000	1,000
Series 2019-A2-14A, 2.33%, (3 Month USD LIBOR + 2.20%), 10/20/32 (a)	500	500
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a)	3,075	3,061
JP Morgan Mortgage Acquisition Trust 2006-WMC4
Series 2006-A5-WMC4, REMIC, 0.30%, (1 Month USD LIBOR + 0.21%), 12/25/36 (a) (d)	23,782	15,386
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.80%, 07/15/24 (a)	2,000	2,066
Series 2015-C-C32, REMIC, 4.80%, 10/15/25 (a)	2,065	1,702
Series 2015-C-C33, REMIC, 4.76%, 11/15/25 (a)	2,224	2,363
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-B-C21, REMIC, 4.34%, 07/17/24 (a)	1,469	1,555
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	5,310
JPMDB Commercial Mortgage Securities Trust
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	4,738
Interest Only, Series 2016-XA-C2, REMIC, 1.71%, 06/17/49 (a)	20,441	1,063
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (a)	4,562	4,814
Interest Only, Series 2020-XA-COR7, REMIC, 1.78%, 05/15/53 (a)	39,126	4,092
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2017-D-FL10, REMIC, 1.98%, (1 Month USD LIBOR + 1.90%), 06/15/32 (a)	109	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 2.02%, 03/26/37 (a)	1,690	1,764
Kingsland VIII Ltd
Series 2018-A-8A, 1.25%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	2,000	2,000
KKR Industrial Portfolio Trust 2020-AIP
Series 2020-B-AIP, REMIC, 1.42%, (1 Month USD LIBOR + 1.34%), 03/15/22 (a)	285	286
KVK CLO Ltd
Series 2013-AR-1A, 1.03%, (3 Month USD LIBOR + 0.90%), 01/14/28 (a) (e)	1,082	1,082
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24 (d)	14,368	14,176
Legacy Mortgage Asset Trust
Series 2019-A1-GS5, REMIC, 3.20%, 08/25/59 (d)	352	352
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (a) (d)	28,025	28,036
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 11/25/21 (d)	7,634	7,690
LHome Mortgage Trust 2021-RTL2
Series 2021-A2-RTL2, 2.86%, 06/25/26	6,000	6,021
Loancore Issuer Ltd.
Series 2019-AS-CRE2, 1.58%, (1 Month USD LIBOR + 1.50%), 02/15/24 (a)	3,567	3,567
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, REMIC, 1.14%, 03/11/50 (a)	38,213	916
Madison Park Funding XVIII, Ltd.
Series 2015-DR-18A, 3.08%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,500	1,492
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	2,849	2,466
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 2.68%, 11/25/35 (a)	14,110	10,462
ME Funding LLC 2019-1
Series 2019-A2-1, 6.45%, 07/30/24	7,860	8,287
Merrill Lynch Alternative Note Asset Trust Series
Series 2007-1A1-OAR5, REMIC, 2.14%, 10/25/47 (a)	11,389	4,759
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 0.42%, (1 Month USD LIBOR + 0.33%), 03/25/37 (a) (d)	31,305	14,068
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 0.39%, (1 Month USD LIBOR + 0.30%), 06/25/37 (a) (d)	18,182	6,682
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-A-FL3, 2.21%, (SOFR 30-Day Average + 2.16%), 07/16/35 (a) (d)	2,406	2,428
MidOcean Credit CLO
Series 2018-A1-9A, 1.28%, (3 Month USD LIBOR + 1.15%), 07/21/31 (a) (e)	2,500	2,500
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	2,072
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.65%, 09/15/24 (a)	1,500	1,583
Series 2015-C-C20, REMIC, 4.60%, 01/15/25 (a)	1,200	1,252
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	2,320	2,500
Series 2016-C-C31, REMIC, 4.43%, 10/19/26 (a)	2,960	3,023
Series 2018-A-SUN, REMIC, 0.98%, (1 Month USD LIBOR + 0.90%), 07/16/35 (a) (d)	1,031	1,031
Interest Only, Series 2013-XA-C7, REMIC, 1.46%, 02/15/46 (a)	18,625	205
Interest Only, Series 2016-XA-C28, REMIC, 1.34%, 01/15/49 (a)	20,066	768
Interest Only, Series 2016-XA-C30, REMIC, 1.52%, 09/17/49 (a)	17,822	954
Morgan Stanley Capital I Trust
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	4,198
Interest Only, Series 2019-XA-L3, REMIC, 0.76%, 11/18/52 (a)	70,944	3,312
Morgan Stanley Mortgage Loan Trust
Series 2006-A2C-WMC2, REMIC, 0.39%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (d)	19,798	9,435
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,153	756
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,238	782
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	2,549	2,645
MP CLO VIII Ltd
Series 2015-ARR-2A, 1.33%, (3 Month USD LIBOR + 1.20%), 04/28/34 (a)	1,500	1,501
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/24	1,018	992
MRCD Mortgage Trust
Series 2019-G-PARK, REMIC, 2.72%, 12/15/24	4,267	4,095
Nassau Ltd
Series 2018-A-IA, 1.28%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	2,000	1,997
Natixis Commercial Mortgage Securities Trust
Series 2018-A-FL1, REMIC, 1.03%, (1 Month USD LIBOR + 0.95%), 01/17/22 (a)	2,203	2,176
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	4,438
Series 2018-E-850T, REMIC, 2.05%, (1 Month USD LIBOR + 1.95%), 07/15/33 (a)	2,183	2,101
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	5,633
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23 (a)	691	701
Newtek Small Business Finance, LLC
Series 2018-1-A, 1.79%, (1 Month USD LIBOR + 1.70%), 11/25/24 (a)	2,820	2,803
NLY 2019-FL2 Issuer Ltd.
Series 2019-AS-FL2, 1.68%, (1 Month USD LIBOR + 1.60%), 12/15/22 (a)	3,371	3,369
Series 2019-B-FL2, 1.98%, (1 Month USD LIBOR + 1.90%), 01/15/23 (a)	3,371	3,364
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.02%, 02/25/36 (a)	527	401
Nomura Resecuritization Trust
Series 2011-2A10-4RA, REMIC, 2.78%, 07/26/41 (a)	7,734	7,531
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,500	7,506
NRPL Trust 2018-2
Series 2018-A1-2A, REMIC, 4.25%, 07/25/67 (d)	3,975	3,967
Ocean Trails CLO IX
Series 2020-B1-9A, 2.53%, (3 Month USD LIBOR + 2.40%), 10/15/29 (a)	2,000	2,000
Ocean Trails CLO V
Series 2014-ARR-5A, 1.41%, (3 Month USD LIBOR + 1.28%), 10/14/31 (a) (e)	983	983
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.28%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (e)	2,000	2,000
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.33%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (e)	2,500	2,500
PFP 2019-6, Ltd.
Series 2019-A-6, 1.14%, (1 Month USD LIBOR + 1.05%), 04/16/37 (a) (d)	670	669
Pioneer Aircraft Finance Ltd
Series 2019-A-1, 3.97%, 06/15/26	4,451	4,455
PMT Credit Risk Transfer Trust
Series 2019-A-3R, REMIC, 2.79%, (1 Month USD LIBOR + 2.70%), 10/27/22 (a) (d)	1,220	1,221
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 3.01%, (1 Month USD LIBOR + 2.90%), 02/27/24 (a) (d)	3,938	4,005

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 3.09%, (1 Month USD LIBOR + 3.00%), 03/25/26 (a) (e)	2,000	2,000
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47 (a)	7,074	6,987
Pretium Mortgage Credit Partners I 2020-NPL3 LLC
Series 2020-A1-NPL3, REMIC, 3.10%, 10/25/23 (d)	6,610	6,648
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (d)	448	448
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 1.74%, 07/25/51 (d)	6,000	5,999
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,825	10,194
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/11/26	8,500	8,568
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	15,680
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, 2.53%, 09/17/38	5,100	5,061
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (d)	16,523	16,642
PRPM 2021-6, LLC
Series 2021-A1-6, 1.79%, 07/25/24 (d)	14,088	14,075
PRPM LLC
Series 2021-A1-7, 1.99%, 08/25/26 (d)	4,959	4,951
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a)	1,640	1,643
Series 2019-A1-GS1, REMIC, 3.47%, 10/25/23	5,663	5,676
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (d) (e)	3,731	3,307
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 2.87%, 08/25/35 (a)	4,483	4,265
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 0.54%, (1 Month USD LIBOR + 0.45%), 01/25/37 (a)	3,092	1,307
Interest Only, Series 2007-1A6-B, REMIC, 5.96%, (6.05% - (1 Month USD LIBOR * 1)), 01/25/37 (a)	3,092	630
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	3,352	3,393
Residential Accredit Loans, Inc.
Series 2005-A41-QA10, REMIC, 4.26%, 09/25/35 (a)	201	178
Series 2006-A21-QA1, REMIC, 4.31%, 01/25/36 (a)	5,324	4,703
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,949	1,883
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	2,198	2,151
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,979	2,346
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	9,189	5,132
Series 2007-1A1-A3, REMIC, 0.54%, (1 Month USD LIBOR + 0.45%), 04/25/37 (a)	5,678	2,196
Series 2007-1A2-A3, REMIC, 45.72%, (46.38% - (1 Month USD LIBOR * 7.67)), 04/25/37 (a)	740	1,886
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	16,268	12,484
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,878	1,085
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	236	231
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	679	635
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	1,046	1,019
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	5,701	5,654
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,289	1,233
Rockford Tower CLO Ltd
Series 2018-A-1A, 1.23%, (3 Month USD LIBOR + 1.10%), 05/20/31 (a) (e)	3,000	3,002
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	8,467	8,403
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	2,947	3,087
Shackleton 2015-VIII CLO LTD
Series 2015-AR-7RA, 1.28%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	2,000	2,000
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	8,376	8,169
Short-Term Investments Trust
Series 2018-A-SELF, REMIC, 0.98%, (1 Month USD LIBOR + 0.90%), 10/15/37 (a)	2,295	2,296
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/15/31	3,062	2,971
Series 2021-F-OVA, REMIC, 2.85%, 07/15/31	3,062	2,821
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 4.61%, 05/25/30	8,658	9,073
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47 (a)	6,702	6,668
Sofi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	6,408	6,391
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	8,299
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.79%, 08/12/38	4,623	4,402
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 1.33%, (3 Month USD LIBOR + 1.21%), 07/20/32 (a)	2,500	2,500
Sound Point CLO XXIII
Series 2019-AR-2A, 1.34%, (3 Month USD LIBOR + 1.17%), 07/17/34 (a)	2,000	2,002
Sound Point CLO, Ltd.
Series 2013-A-3RA, 1.28%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (e)	3,000	3,000
Series 2018-A1A-21, 1.31%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (e)	3,250	3,251
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (d)	4,073	4,058
Starm Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 2.47%, 04/25/37 (a)	664	470
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/23 (a)	5,537	5,520
Steele Creek CLO 2019-1 LTD
Series 2019-BR-1A, 0.00%, (3 Month USD LIBOR + 1.80%), 04/15/32 (a)	1,000	1,000
Steele Creek CLO Ltd
Series 2014-A-1RA, 1.20%, (3 Month USD LIBOR + 1.07%), 04/21/31 (a)	2,000	2,000
Series 2016-AR-1A, 1.24%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (e)	2,000	1,990
Series 2019-B-1A, 2.33%, (3 Month USD LIBOR + 2.20%), 04/15/32 (a)	1,000	1,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 2.48%, 11/25/35 (a)	4,389	3,832
Structured Asset Investment Loan Trust
Series 2006-A1-3, REMIC, 0.25%, (1 Month USD LIBOR + 0.16%), 06/25/36 (a) (d)	6,129	4,728
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 0.40%, (1 Month USD LIBOR + 0.31%), 07/25/36 (a) (d)	20,500	8,526
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 09/25/36 (a) (d)	6,130	4,639
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	5,883	4,548
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	4,183	4,298
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 11/01/55	7,456	7,565
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	5,000	4,996
Series 2021-A23-1A, 2.54%, 08/25/31	4,000	4,004
THL Credit Wind River 2014-1 CLO Ltd
Series 2014-ARR-1A, 1.18%, (3 Month USD LIBOR + 1.05%), 07/18/31 (a)	2,490	2,488

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.27%, (3 Month USD LIBOR + 1.14%), 01/15/31 (a)	1,000	1,000
Toorak Mortgage Corp Ltd
Series 2020-A2-1, 3.23%, 03/25/23 (d)	5,100	5,122
TPG Real Estate Finance Issuer LTD
Series 2019-AS-FL3, 1.53%, (1 Month USD LIBOR + 1.45%), 03/15/24 (a)	3,766	3,765
Trinity Rail Leasing LLC
Series 2010-A-1A, 5.19%, 01/16/31 (e)	3,638	3,979
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 1.29%, (1 Month USD LIBOR + 1.20%), 03/17/38 (a)	3,000	3,000
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.70%, 06/17/50 (a)	16,129	1,108
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	1,811	1,812
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	5,250	5,250
Series 2021-C-4, 3.19%, 09/20/31	5,250	5,249
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	4,615	4,796
VB-S1 Issuer, LLC
Series 2020-C2-1A, 3.03%, 06/15/25	8,750	9,104
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/25/51 (d)	4,895	4,894
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	3,410	3,507
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 1.38%, (3 Month USD LIBOR + 1.25%), 10/20/31 (a)	1,184	1,184
Vibrant CLO Ltd
Series 2018-A1-10A, 1.33%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (e)	3,000	2,990
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	6,236
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (d)	7,457	7,492
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (d)	2,819	2,819
Volt XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 02/26/24 (d)	6,838	6,842
Volt XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (d)	2,158	2,163
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 0.47%, (1 Month USD LIBOR + 0.38%), 04/25/36 (a) (d)	15,145	7,073
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,321	1,223
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	2,359	2,184
Series 2006-A4-7, REMIC, 4.15%, 09/25/36 (a) (d)	18,754	7,489
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	1,337	1,350
Washington Mutual Asset-Backed Certificates Trust
Series 2006-2A2-HE5, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 10/25/36 (a) (d)	61	32
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a)	2,545	2,568
Wellfleet CLO Ltd
Series 2017-A1-3A, 1.28%, (3 Month USD LIBOR + 1.15%), 01/17/31 (a)	3,250	3,250
Series 2018-A1-2A, 1.33%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a)	2,000	2,000
Wells Fargo & Company
Series 2016-C-LC24, REMIC, 4.58%, 09/17/26 (a)	2,000	2,127
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,516	1,506
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,774	1,666
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	601	593
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	1,850	1,914
Series 2015-D-NXS4, REMIC, 3.85%, 11/18/25 (a)	2,031	2,031
Series 2016-C-C32, REMIC, 4.87%, 01/16/26 (a)	1,577	1,639
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,558
Series 2016-C-C34, REMIC, 5.22%, 04/17/26 (a)	1,937	1,801
Interest Only, Series 2015-XA-P2, REMIC, 1.12%, 12/15/48 (a)	20,550	724
Interest Only, Series 2015-XA-LC20, REMIC, 1.45%, 04/15/50 (a)	21,135	656
Interest Only, Series 2019-XA-C54, REMIC, 0.97%, 12/17/52 (a)	37,487	2,171
Interest Only, Series 2016-XA-C33, REMIC, 1.77%, 03/17/59 (a)	11,480	696
Interest Only, Series 2017-XA-RC1, REMIC, 1.65%, 01/16/60 (a)	20,952	1,292
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	2,386	2,477
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.25%, 09/16/50 (a)	75,236	3,742
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.44%, 02/18/53 (a)	58,909	5,232
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.55%, 06/17/53 (a)	59,265	5,633
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 2.01%, 07/17/53 (a)	32,812	4,457
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	976	974
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.17%, 03/15/47 (a)	18,523	333
Interest Only, Series 2014-XA-C25, REMIC, 0.94%, 11/15/47 (a)	23,784	531
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (d) (e)	1,624	1,633
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,209,546)		1,199,945
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (f) (g)	17,738	17,738
Total Short Term Investments (cost $17,738)		17,738
Total Investments 100.0% (cost $2,633,810)		2,646,081
Other Assets and Liabilities, Net 0.0%		992
Total Net Assets 100.0%		2,647,073

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Investments.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $49,568.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $47,085 and 1.8% of the Fund.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,378,992	49,406	1,428,398
Non-U.S. Government Agency Asset-Backed Securities	—	1,199,945	—	1,199,945
Short Term Investments	17,738	—	—	17,738
	17,738	2,578,937	49,406	2,646,081

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 47.1%
Mortgage-Backed Securities 16.7%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/32 - 08/01/50	13,717	14,568
4.00%, 05/01/38 - 05/01/48	5,865	6,342
3.50%, 08/01/47 - 06/01/49	2,646	2,856
2.00%, 06/01/50 - 05/01/51	3,436	3,471
2.50%, 07/01/50 - 08/01/51	12,361	12,824
2.00%, 10/01/51 (a)	1,250	1,260
Federal National Mortgage Association, Inc.
3.50%, 05/01/36 - 11/01/49	10,978	11,819
TBA, 1.50%, 10/15/36 - 11/15/51 (a)	5,800	5,695
TBA, 2.00%, 10/15/36 - 10/15/51 (a)	35,604	35,721
4.00%, 03/01/38 - 11/01/49	12,591	13,696
4.50%, 03/01/39 - 09/01/49	6,853	7,501
3.00%, 04/01/40 - 07/01/50	13,727	14,535
2.00%, 07/01/50 - 07/01/51	1,180	1,190
2.50%, 07/01/50 - 06/01/51	5,782	5,998
3.50%, 08/01/50 - 10/15/51 (a)	5,050	5,358
TBA, 2.50%, 10/15/51 - 11/15/51 (a)	11,500	11,845
Government National Mortgage Association
TBA, 2.00%, 01/25/39 - 11/15/50 (a)	12,075	12,233
4.00%, 02/20/41 - 08/20/48	10,515	11,301
3.50%, 02/20/42 - 05/20/50	8,253	8,844
4.00%, 11/20/44 (b)	775	846
5.00%, 04/20/48	704	776
3.00%, 12/20/49 - 06/20/51	7,782	8,139
2.50%, 03/20/51	723	747
TBA, 2.50%, 10/15/51 - 11/15/51 (a)	11,000	11,349
TBA, 3.50%, 10/15/51 - 11/15/51 (a)	7,200	7,572
		216,486
U.S. Treasury Note 16.1%
Treasury, United States Department of
0.25%, 07/31/25	45,780	44,907
0.38%, 12/31/25	21,500	21,070
0.75%, 03/31/26 - 04/30/26	48,880	48,530
1.63%, 09/30/26	25,770	26,575
1.25%, 05/31/28	52,828	52,762
1.13%, 08/31/28	7,790	7,699
1.25%, 08/15/31 (b)	7,761	7,574
		209,117
U.S. Treasury Bond 8.6%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	36,174
3.63%, 02/15/44	2,020	2,599
3.13%, 08/15/44	6,470	7,742
3.00%, 11/15/44	1,900	2,230
2.88%, 08/15/45 - 05/15/49	6,094	7,050
2.38%, 05/15/51	12,682	13,538
2.00%, 08/15/51	42,407	41,685
		111,018
Sovereign 2.5%
Abu Dhabi, Government of
3.13%, 04/16/30 - 09/30/49 (d)	1,060	1,135
1.70%, 03/02/31 (d)	130	126
3.88%, 04/16/50 (d)	710	813
Angola, Government of
9.50%, 11/12/25 (d)	220	242
8.25%, 05/09/28 (d)	60	62
9.38%, 05/08/48 (d)	20	21
Banque Centrale De Tunisie
5.75%, 01/30/25 (d)	10	8
Belarus, Council of Ministers of The Republic of
6.88%, 02/28/23 (d)	85	86
Bermuda, Government of
3.72%, 01/25/27 (d)	215	234
3.38%, 08/20/50 (d)	60	61
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/27 (d)	510	544
7.75%, 09/01/23 (d)	335	358
7.38%, 09/25/32 (d)	65	66
7.25%, 03/15/33 (d)	200	203
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
7.35%, 07/21/25	40	48
2.78%, 01/23/31	435	431
3.30%, 03/11/41	85	82
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	150	188
Gabon, Government of
6.38%, 12/12/24 (d)	115	122
6.63%, 02/06/31 (d)	25	25
Ghana, Government of
8.13%, 01/18/26 (d)	50	51
7.75%, 04/07/29 (d)	200	190
10.75%, 10/14/30 (d)	80	97
Gobierno de la Provincia de Buenos Aires
3.90%, 09/01/37 (d) (e)	115	55
Gobierno de la Provincia de Cordoba
5.00%, 12/10/25 (d) (e)	241	183
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (d)	85	76
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (d)	10	11
5.38%, 04/24/32 (d)	240	272
6.13%, 06/01/50 (d)	45	52
Gobierno De La Republica De Honduras
5.63%, 06/24/30 (d)	20	21
Gobierno de la Republica del Ecuador
5.00%, 07/31/30 (d) (e)	230	194
1.00%, 07/31/35 (d) (e)	150	100
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (d)	200	225
2.74%, 01/29/33 (d)	200	191
5.40%, 03/30/50 (d)	50	57
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	125	136
4.50%, 04/22/29	70	79
3.25%, 04/16/30 (f)	135	138
2.66%, 05/24/31	100	96
6.05%, 01/11/40	145	178
5.75%, 10/12/10	210	239
Government of the Republic of Panama
2.25%, 09/29/32	200	189
3.87%, 07/23/60	200	196
Government of the Republic of Serbia
2.13%, 12/01/30 (d)	200	187
Government of the Sultanate of Oman
5.38%, 03/08/27 (d)	225	235
5.63%, 01/17/28 (d)	100	104
6.00%, 08/01/29 (d)	50	53
6.25%, 01/25/31 (d)	200	214
Hazine Mustesarligi Varlik Kiralama Anonim Sirketi
5.13%, 06/22/26 (d)	60	59
Jamaica, Government of
6.75%, 04/28/28	55	64
7.88%, 07/28/45	35	49
Jordan, The Government Of, The Hashemite Kingdom of
4.95%, 07/07/25 (d)	200	208
Kenya, Government of
6.88%, 06/24/24 (d)	115	126
7.00%, 05/22/27 (d)	125	135
Koztarsasagi Elnoki Hivatal
2.13%, 09/22/31 (d)	200	197
Ministerio De Gobierno
5.00%, 06/01/27 (d) (e)	102	69
Ministerul Finantelor Publice
4.38%, 08/22/23 (d)	45	48
3.00%, 02/14/31 (d)	135	138
4.00%, 02/14/51 (d)	50	50
Ministry of Defence State of Israel
3.38%, 01/15/50	135	143

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Ministry of Diwan Amiri Affairs
3.40%, 04/16/25 (d)	360	388
4.00%, 03/14/29 (d)	200	227
3.75%, 04/16/30 (d)	1,295	1,461
4.82%, 03/14/49 (d)	275	353
4.40%, 04/16/50 (d)	1,040	1,267
Ministry of Finance of the Russian Federation
4.25%, 06/23/27 (g)	200	223
4.38%, 03/21/29 (g)	200	227
5.10%, 03/28/35 (g)	400	479
5.25%, 06/23/47 (d)	200	254
Ministry of Finance People's Republic of China
1.20%, 10/21/30 (d)	95	92
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (g) (h) (i)	315	49
Morocco, Kingdom of
3.00%, 12/15/32 (d)	200	190
5.50%, 12/11/42 (d)	15	17
Nigeria, Federal Government of
6.38%, 07/12/23 (d)	35	37
7.63%, 11/21/25 (d)	400	443
6.50%, 11/28/27 (d)	50	52
6.13%, 09/28/28 (d) (f)	200	200
7.14%, 02/23/30 (d)	90	92
Pakistan, Government of
8.25%, 04/15/24 (d)	40	43
6.00%, 04/08/26 (d)	200	199
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (d)	200	210
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (g) (h) (i) (j)	1,390	73
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (d)	150	165
6.13%, 06/15/33 (d)	200	211
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	275	281
3.88%, 06/12/30	335	325
8.25%, 01/20/34	225	299
7.13%, 01/20/37	115	138
Presidencia De La Nacion
1.00%, 07/09/29	153	56
0.50%, 07/09/30 (e)	1,489	516
1.13%, 07/09/35 (e)	401	129
2.00%, 01/09/38 (e)	189	73
Presidencia de la República de Colombia
3.00%, 01/30/30 (f)	110	104
3.13%, 04/15/31	115	108
3.25%, 04/22/32	200	187
7.38%, 09/18/37	30	37
6.13%, 01/18/41	10	11
5.00%, 06/15/45	190	185
4.13%, 05/15/51	50	43
Presidencia de la Republica de El Salvador
7.75%, 01/24/23 (d)	155	130
6.38%, 01/18/27 (d)	15	11
7.65%, 06/15/35 (g)	20	14
7.63%, 02/01/41 (d)	20	14
7.12%, 01/20/50 (d)	40	27
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (d)	95	110
5.95%, 01/25/27 (d)	240	270
6.00%, 07/19/28 (d)	75	85
6.40%, 06/05/49 (d)	190	202
5.88%, 01/30/60 (d)	80	78
Saudi Arabia, Government of
4.00%, 04/17/25 (d)	75	82
2.90%, 10/22/25 (d)	585	623
3.63%, 03/04/28 (d)	65	72
3.25%, 10/22/30 (d)	385	413
2.25%, 02/02/33 (d)	200	195
4.50%, 10/26/46 (d)	80	92
4.63%, 10/04/47 (d)	110	129
3.75%, 01/21/55 (d)	55	57
4.50%, 04/22/60 (d)	300	358
South Africa, Parliament of
4.85%, 09/30/29	50	51
The Arab Republic of Egypt
6.13%, 01/31/22 (d)	175	176
3.88%, 02/16/26 (d)	200	189
7.50%, 01/31/27 (d) (f)	625	662
5.80%, 09/30/27 (d)	200	197
7.60%, 03/01/29 (d)	105	109
8.70%, 03/01/49 (d)	250	243
The Democratic Socialist Republic of Sri Lanka
7.85%, 03/14/29 (d)	90	55
7.55%, 03/28/30 (d)	35	21
The Government of Barbados
6.50%, 10/01/29 (d)	190	191
The Government of the Republic of Armenia
7.15%, 03/26/25 (d)	45	51
The Ministry of Finance of Georgia
2.75%, 04/22/26 (d)	200	202
The Republic of Indonesia, The Government of
4.10%, 04/24/28	145	163
3.85%, 10/15/30	1,500	1,673
8.50%, 10/12/35 (d)	165	258
6.63%, 02/17/37 (d)	30	41
7.75%, 01/17/38 (d)	160	238
5.25%, 01/17/42 (d)	45	55
6.75%, 01/15/44 (d)	70	101
5.13%, 01/15/45 (d)	85	103
5.95%, 01/08/46 (d)	220	298
4.35%, 01/11/48	90	100
4.20%, 10/15/50	1,515	1,676
The Republic of Korea, Government of
1.00%, 09/16/30	200	189
The Republic of Rwanda, Government of
5.50%, 08/09/31 (d)	200	208
The Republic of Uzbekistan
4.75%, 02/20/24 (d)	45	47
3.70%, 11/25/30 (d)	200	194
Turkey Government International Bond
5.13%, 02/17/28	110	104
Turkiye Cumhuriyeti Basbakanlik
5.13%, 03/25/22	415	420
6.25%, 09/26/22	130	134
3.25%, 03/23/23 (f)	625	622
7.25%, 12/23/23	105	112
5.75%, 03/22/24 - 05/11/47	195	172
6.35%, 08/10/24	200	207
4.25%, 03/13/25	150	145
6.38%, 10/14/25	30	31
4.75%, 01/26/26	200	193
4.25%, 04/14/26 (f)	95	90
4.88%, 10/09/26 - 04/16/43	355	312
6.13%, 10/24/28	75	74
6.00%, 01/14/41	35	30
Ukraine Government International Bond
1.26%, 05/31/40 (d) (k)	45	49
		32,552
U.S. Treasury Inflation Indexed Securities 2.2%
Treasury, United States Department of
0.13%, 01/15/30 - 02/15/51 (l)	13,959	15,328
1.00%, 02/15/49 (l)	7,594	10,172
0.25%, 02/15/50 (l)	2,304	2,596
		28,096
Municipal 0.6%
California, State of
7.63%, 03/01/40	1,390	2,312
Illinois, State of
5.10%, 06/01/33	2,535	2,955
6.63%, 02/01/35	310	384
7.35%, 07/01/35	610	774
New Jersey Economic Development Authority
7.43%, 02/15/29	1,024	1,312
		7,737

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Collateralized Mortgage Obligations 0.2%
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	842	857
GNMA REMIC Trust 2019-052
Series 2019-BF-65, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 05/20/49 (k)	209	211
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	396	419
Series 2019-F-11, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 01/20/49 (k)	256	259
Series 2019-NF-23, REMIC, 0.54%, (1 Month USD LIBOR + 0.45%), 02/20/49 (k)	154	156
Series 2019-FB-153, REMIC, 0.54%, (1 Month USD LIBOR + 0.45%), 12/20/49 (k)	665	671
Series 2020-GF-32, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 03/20/50 (k)	630	633
		3,206
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series K-AS-F110, REMIC, 0.29%, (SOFR 30-Day Average + 0.24%), 03/25/31 (k)	1,000	1,002
Series K-AS-F111, REMIC, 0.29%, (SOFR 30-Day Average + 0.24%), 03/25/31 (k)	800	800
Series K-AS-F112, REMIC, 0.28%, (SOFR 30-Day Average + 0.23%), 04/25/31 (k)	1,000	1,000
		2,802
Total Government And Agency Obligations (cost $598,953)		611,014
CORPORATE BONDS AND NOTES 37.9%
Financials 13.5%
1MDB Global Investments Limited
4.40%, 03/09/23 (g)	1,000	1,005
Access Bank PLC
6.13%, 09/21/26 (d)	200	202
Acrisure, LLC
6.00%, 08/01/29 (d)	140	138
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	800	864
2.88%, 08/14/24	888	924
6.50%, 07/15/25	540	627
AIA Group Limited
3.38%, 04/07/30 (d)	1,055	1,140
3.20%, 09/16/40 (d)	538	544
AIB Group Public Limited Company
4.75%, 10/12/23 (d)	2,425	2,609
Alfa Bond Issuance Public Limited Company
6.95%, (100, 04/30/23) (g) (m)	200	206
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (d)	25	25
6.75%, 10/15/27 (d)	680	706
Ally Financial Inc.
4.70%, (100, 05/15/26) (m)	700	732
3.05%, 06/05/23	1,441	1,495
1.45%, 10/02/23	349	354
5.13%, 09/30/24	304	340
5.80%, 05/01/25	741	853
5.75%, 11/20/25	1,150	1,315
8.00%, 11/01/31	549	792
American International Group, Inc.
2.50%, 06/30/25	2,200	2,303
3.90%, 04/01/26	2,000	2,217
4.20%, 04/01/28	775	882
3.40%, 06/30/30	2,200	2,402
AmWINS Group, Inc.
4.88%, 06/30/29 (d)	55	56
Ares Capital Corporation
3.88%, 01/15/26	1,926	2,060
AssuredPartners, Inc.
5.63%, 01/15/29 (d)	75	75
Avolon Holdings Funding Limited
3.95%, 07/01/24 (d) (f)	850	902
Banco do Brasil S.A
6.25%, (100, 04/15/24) (d) (m)	120	120
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (d) (m)	75	79
6.88%, (100, 07/06/22) (d) (m)	140	143
7.63%, (100, 01/10/28) (d) (m)	50	56
Bank of America Corporation
4.20%, 08/26/24	100	109
3.25%, 10/21/27	1,875	2,024
4.18%, 11/25/27	3,725	4,152
3.82%, 01/20/28	1,575	1,738
4.27%, 07/23/29	1,475	1,673
2.30%, 07/21/32	1,360	1,341
Barclays PLC
4.61%, 02/15/23 (n)	2,400	2,434
2.85%, 05/07/26 (n)	1,270	1,334
5.09%, 06/20/30 (n)	2,500	2,890
Bayer US Finance II LLC
3.88%, 12/15/23 (d)	1,900	2,022
BBVA Bancomer, S.A.
6.75%, 09/30/22 (d)	65	68
5.35%, 11/12/29 (d)	40	43
5.13%, 01/18/33 (d)	50	52
Biz Finance PLC
9.63%, 04/27/22 (d)	50	51
BNP Paribas
3.38%, 01/09/25 (d) (n)	975	1,039
2.22%, 06/09/26 (d) (n)	1,123	1,148
BPCE
4.63%, 09/12/28 (d)	975	1,122
Capital One Financial Corporation
2.60%, 05/11/23	1,171	1,210
3.65%, 05/11/27	2,113	2,341
CIT Group Inc.
3.93%, 06/19/24	185	193
Citigroup Inc.
4.60%, 03/09/26	309	349
3.40%, 05/01/26	4,925	5,362
4.30%, 11/20/26	200	225
4.13%, 07/25/28	475	529
4.41%, 03/31/31	1,522	1,757
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (d)	85	86
Coinbase Global, Inc.
3.38%, 10/01/28 (d) (f)	235	226
3.63%, 10/01/31 (d) (f)	235	223
Commonwealth Bank of Australia
3.61%, 09/12/34 (d) (n)	384	406
Corporacion Andina de Fomento
2.38%, 05/12/23	1,100	1,130
Credit Suisse Group AG
6.50%, 08/08/23 (d) (n)	400	438
4.21%, 06/12/24 (d)	1,000	1,056
2.59%, 09/11/25 (d) (n)	1,546	1,598
4.28%, 01/09/28 (d) (n)	2,059	2,287
3.87%, 01/12/29 (d) (n)	303	331
4.19%, 04/01/31 (d) (n)	1,376	1,541
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26 (n)	699	784
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,957	5,325
3.73%, 01/14/32 (n)	2,500	2,581
Discover Bank
4.68%, 08/09/28	2,000	2,128
Discover Financial Services
4.50%, 01/30/26	2,000	2,240
EG Global Finance PLC
6.75%, 02/07/25 (d)	141	144
8.50%, 10/30/25 (d)	234	244
Five Corners Funding Trust II
2.85%, 05/15/30 (d)	1,463	1,529
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,990	3,140
4.69%, 06/09/25	160	172
5.13%, 06/16/25	120	130
2.70%, 08/10/26	200	200

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
4.27%, 01/09/27	80	85
4.13%, 08/17/27	165	175
5.11%, 05/03/29	355	397
HCRX Investments Holdco, L.P.
4.50%, 08/01/29 (d)	45	45
HSBC Holdings PLC
4.95%, 03/31/30 (n)	205	244
HUB International Limited
7.00%, 05/01/26 (d)	85	88
Icahn Enterprises L.P.
4.75%, 09/15/24	185	192
6.25%, 05/15/26	285	299
5.25%, 05/15/27	390	405
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (d)	2,688	3,018
4.20%, 06/01/32 (d)	200	205
Itau Unibanco Holding S.A.
6.13%, (100, 12/12/22) (d) (m)	155	157
JPMorgan Chase & Co.
3.96%, 01/29/27	2,050	2,263
3.51%, 01/23/29	1,850	2,013
4.49%, 03/24/31	2,100	2,451
2.96%, 05/13/31	677	705
JSC Bank of Georgia
6.00%, 07/26/23 (d)	200	212
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (d)	90	90
Lamar Funding Limited
3.96%, 05/07/25 (d)	80	80
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	1,200	1,393
MDGH - GMTN B.V
2.88%, 11/07/29 (d)	200	211
Moody's Corporation
3.75%, 03/24/25	728	791
Morgan Stanley
3.88%, 04/29/24	1,150	1,241
4.00%, 07/23/25	150	165
5.00%, 11/24/25	3,000	3,425
3.63%, 01/20/27	150	165
4.43%, 01/23/30	2,100	2,422
3.62%, 04/01/31	1,444	1,592
MSCI Inc.
3.25%, 08/15/33 (d)	75	76
NatWest Group PLC
3.07%, 05/22/28 (n)	712	752
NatWest Markets PLC
2.38%, 05/21/23 (d)	1,333	1,374
5.13%, 05/28/24	1,500	1,652
NBK Tier 1 Financing Limited
3.63%, (100, 02/24/27) (d) (m)	200	200
4.50%, (100, 08/27/25) (d) (m)	100	103
Nielsen Finance LLC
5.63%, 10/01/28 (d)	185	192
5.88%, 10/01/30 (d)	180	189
Nostrum Oil & Gas Finance B.V.
0.00%, 07/25/22 (d) (h) (i)	570	157
Onemain Finance Corporation
3.50%, 01/15/27	180	180
3.88%, 09/15/28	90	89
Ooredoo International Finance Limited
3.25%, 02/21/23 (d)	85	88
5.00%, 10/19/25 (d)	50	57
Petrobras Global Finance B.V.
8.75%, 05/23/26	165	208
Petrobras International Finance Co
6.88%, 01/20/40	125	142
Pine Street Trust I
4.57%, 02/15/29 (d)	1,000	1,135
Pine Street Trust II
5.57%, 02/15/49 (d)	1,000	1,305
PTT Treasury Center Company Limited
3.70%, 07/16/70 (d)	50	50
Regions Bank
6.45%, 06/26/37	1,000	1,416
SABIC Capital II B.V.
4.00%, 10/10/23 (d)	200	213
Sasol Financing USA LLC
5.88%, 03/27/24	70	74
SB Capital S.A.
5.13%, 10/29/22 (d)	50	52
Societe Generale
1.04%, 06/18/25 (d) (n)	2,800	2,790
1.49%, 12/14/26 (d)	1,483	1,468
Springleaf Finance Corporation
7.13%, 03/15/26	300	347
State Street Corporation
2.83%, 03/30/23	98	99
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (d)	1,275	1,377
Synchrony Financial
4.38%, 03/19/24	1,480	1,596
5.15%, 03/19/29	2,759	3,233
Tanger Properties Limited Partnership
3.13%, 09/01/26	3,000	3,128
TCS Finance Designated Activity Company
6.00%, (100, 12/20/26) (d) (m)	200	200
9.25%, (100, 09/15/22) (g) (m)	200	209
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	640	828
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	7,500	8,476
3.80%, 03/15/30	2,570	2,858
2.38%, 07/21/32	1,355	1,342
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (n)	2,035	2,072
3.88%, 09/12/23	1,479	1,568
4.52%, 06/25/24 (n)	1,975	2,102
4.27%, 03/22/25 (n)	1,225	1,317
The Third Pakistan International Sukuk Co Ltd
5.50%, 10/13/21 (d)	75	75
Tiaa Asset Management, LLC
4.00%, 11/01/28 (d)	425	482
Trade and Development Bank of Mongolia LLC
7.25%, 10/23/23 (d)	25	27
Turkiye Cumhuriyeti Ziraat Bankasi Anonim Sirketi
5.13%, 05/03/22 (d)	105	106
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (g) (h) (i)	500	303
UBS Group AG
1.49%, 08/10/27 (d) (n)	836	826
UniCredit S.p.A.
6.57%, 01/14/22 (d)	2,000	2,032
Unum Group
4.00%, 06/15/29	1,500	1,663
5.75%, 08/15/42	1,500	1,869
Usiminas International S.A R.L.
5.88%, 07/18/26 (d)	125	132
USIS Merger Sub, Inc.
6.88%, 05/01/25 (d)	480	488
Wells Fargo & Company
2.41%, 10/30/25	650	677
4.48%, 04/04/31	2,110	2,461
5.01%, 04/04/51	3,036	4,087
Westpac Banking Corporation
4.11%, 07/24/34 (n)	558	605
Ziggo B.V.
4.88%, 01/15/30 (d)	100	103
		174,490
Energy 6.1%
Apache Corporation
4.63%, 11/15/25	185	199
5.10%, 09/01/40	85	95
7.38%, 08/15/47	30	37
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (d)	200	195
Canadian Natural Resources Limited
3.90%, 02/01/25	1,500	1,616

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Cenovus Energy Inc.
4.25%, 04/15/27	1,045	1,159
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (d)	215	254
Cheniere Energy Partners, L.P.
4.00%, 03/01/31 (d)	100	105
3.25%, 01/31/32 (d)	95	95
Citgo Petroleum Corporation
7.00%, 06/15/25 (d)	35	36
6.38%, 06/15/26 (d)	295	300
CNX Midstream Partners LP
4.75%, 04/15/30 (d)	40	41
CNX Resources Corporation
6.00%, 01/15/29 (d)	45	48
Comstock Resources, Inc.
6.75%, 03/01/29 (d)	115	124
5.88%, 01/15/30 (d)	60	62
Continental Resources, Inc.
4.50%, 04/15/23	876	908
4.38%, 01/15/28	200	221
5.75%, 01/15/31 (d)	280	338
Covey Park Energy LLC
7.50%, 05/15/25 (d)	102	106
Crestwood Midstream Partners LP
5.63%, 05/01/27 (d)	348	358
6.00%, 02/01/29 (d)	100	105
CrownRock, L.P.
5.00%, 05/01/29 (d)	35	37
CVR Energy, Inc.
5.25%, 02/15/25 (d)	200	199
5.75%, 02/15/28 (d) (f)	285	283
DCP Midstream Operating, LP
5.38%, 07/15/25	400	442
5.63%, 07/15/27	230	262
Delek Group Ltd.
7.49%, 12/30/23	170	176
Delek Logistics Partners, LP
7.13%, 06/01/28 (d)	65	69
Devon Energy Corporation
5.85%, 12/15/25	452	523
5.25%, 10/15/27 (d)	62	66
4.75%, 05/15/42	800	906
DT Midstream, Inc.
4.13%, 06/15/29 (d)	100	102
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (d)	45	48
5.50%, 01/30/26 (d)	155	162
5.75%, 01/30/28 (d)	160	168
Energean Israel Finance Ltd
4.88%, 03/30/26 (g)	130	133
Energy Transfer LP
4.20%, 09/15/23	1,775	1,885
5.50%, 06/01/27	1,400	1,643
5.25%, 04/15/29	1,125	1,318
3.75%, 05/15/30	327	353
5.30%, 04/15/47	700	820
6.00%, 06/15/48	490	621
5.00%, 05/15/50	731	844
Enfragen Energia Sur SA.
5.38%, 12/30/30 (d)	200	202
Enlink Midstream, LLC
5.63%, 01/15/28 (d)	195	208
ENN Clean Energy International Investment Limited
3.38%, 05/12/26 (d)	200	202
EQM Midstream Partners, LP
4.75%, 07/15/23	1,095	1,144
6.50%, 07/01/27 (d)	115	129
4.50%, 01/15/29 (d)	100	104
EQT Corporation
3.90%, 10/01/27	165	179
5.00%, 01/15/29	65	73
Exxon Mobil Corporation
3.48%, 03/19/30	2,230	2,482
Galaxy Pipeline Assets Bidco Limited
2.63%, 03/31/36 (d)	200	197
Genesis Energy, L.P.
8.00%, 01/15/27	145	147
Geopark Limited
6.50%, 09/21/24 (d)	105	108
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	196	197
Halliburton Company
3.80%, 11/15/25	14	15
Hess Corporation
4.30%, 04/01/27	820	910
7.13%, 03/15/33	151	204
5.60%, 02/15/41	830	1,030
5.80%, 04/01/47	601	777
Hess Infrastructure Partners LP
5.63%, 02/15/26 (d)	345	358
4.25%, 02/15/30 (d)	60	61
Holly Energy Partners, L.P.
5.00%, 02/01/28 (d)	230	234
Indika Energy Capital III Pte. Ltd.
5.88%, 11/09/24 (d)	60	60
Investment Energy Resources Limited
6.25%, 04/26/29 (d)	200	217
ITT Holdings LLC
6.50%, 08/01/29 (d)	110	111
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (d)	35	42
Kosmos Energy Ltd.
7.13%, 04/04/26 (d)	345	337
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (d)	90	91
Leviathan Bond Ltd
5.75%, 06/30/23 (g)	80	83
6.13%, 06/30/25 (g)	105	114
LUKOIL International Finance B.V.
4.75%, 11/02/26 (d)	45	50
Lukoil Securities B.V.
3.88%, 05/06/30 (d)	25	26
Marathon Oil Corporation
4.40%, 07/15/27	650	731
Marathon Petroleum Corporation
3.80%, 04/01/28	625	686
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (d)	180	181
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (d)	25	27
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (d)	75	78
MEG Energy Corp.
7.13%, 02/01/27 (d)	497	522
Mesquite Energy, Inc.
15.00%, 07/15/23 (g) (n) (o) (p)	49	158
15.00%, 07/15/23 (g) (n) (o) (p)	28	100
MPLX LP
4.80%, 02/15/29	500	578
4.50%, 04/15/38	675	752
4.70%, 04/15/48	325	373
Murphy Oil Corporation
5.88%, 12/01/27	220	229
New Fortress Energy Inc.
6.75%, 09/15/25 (d)	345	332
NGL Energy Operating LLC
7.50%, 02/01/26 (d)	220	224
Occidental Petroleum Corporation
5.55%, 03/15/26	295	327
3.20%, 08/15/26	90	92
3.50%, 08/15/29	458	465
8.88%, 07/15/30	125	170
7.50%, 05/01/31	380	494
7.88%, 09/15/31	35	47
6.45%, 09/15/36	1,450	1,825
4.30%, 08/15/39	101	100
6.20%, 03/15/40	60	71
6.60%, 03/15/46	1,375	1,734
4.40%, 04/15/46 - 08/15/49	346	342
4.10%, 02/15/47	240	227

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
4.20%, 03/15/48	115	110
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	130	134
OQ SAOC
5.13%, 05/06/28 (d)	200	203
Ovintiv Canada ULC
5.15%, 11/15/41	1,996	2,254
PBF Holding Company LLC
9.25%, 05/15/25 (d)	585	552
6.00%, 02/15/28	170	109
PDC Energy, Inc.
5.75%, 05/15/26	50	52
PDV America, Inc.
9.25%, 08/01/24 (d)	90	91
Pemex Project Funding Master Trust
8.63%, 02/01/22 (e)	110	114
6.63%, 06/15/35	410	389
Petrobras Global Finance B.V.
6.75%, 06/03/50	90	98
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (g) (h) (i) (j)	8,990	470
Petróleos Mexicanos
4.88%, 01/24/22	145	146
3.76%, (3 Month USD LIBOR + 3.65%), 03/11/22 (k)	90	90
5.38%, 03/13/22	85	86
3.50%, 01/30/23	415	420
4.88%, 01/18/24 (f)	250	260
6.88%, 10/16/25 (d)	60	66
6.49%, 01/23/27	395	417
6.50%, 03/13/27 - 06/02/41	90	88
6.84%, 01/23/30	775	799
5.95%, 01/28/31	1,830	1,773
6.38%, 01/23/45	60	51
6.75%, 09/21/47	8,670	7,562
6.35%, 02/12/48	4,400	3,703
7.69%, 01/23/50	796	753
6.95%, 01/28/60	30	26
PETRONAS Capital Limited
3.50%, 04/21/30 (d)	50	54
Petrorio Luxembourg S.a r.l.
6.13%, 06/09/26 (d)	75	76
Phillips 66
3.70%, 04/06/23	67	70
3.85%, 04/09/25	87	95
3.90%, 03/15/28	1,425	1,579
Pioneer Natural Resources Company
0.25%, 05/15/25 (n)	203	328
Plains All American Pipeline, L.P.
3.85%, 10/15/23	800	841
4.50%, 12/15/26	1,450	1,619
3.55%, 12/15/29	188	198
PT Adaro Indonesia
4.25%, 10/31/24 (d)	165	169
Qatar Petroleum
1.38%, 09/12/26 (d)	200	199
2.25%, 07/12/31 (d)	200	198
3.30%, 07/12/51 (d)	200	202
Range Resources Corporation
4.88%, 05/15/25	155	164
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	1,251	1,443
Sanchez Energy Corporation
0.00%, 02/15/23 (d) (h) (i)	269	1
Saudi Arabian Oil Company
1.63%, 11/24/25 (d)	350	350
3.50%, 04/16/29 (d)	465	500
4.25%, 04/16/39 (d)	230	259
4.38%, 04/16/49 (d)	40	46
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (d)	50	51
SM Energy Company
5.63%, 06/01/25	25	25
6.75%, 09/15/26 (f)	110	112
6.63%, 01/15/27	215	220
Suek Securities Designated Activity Company
3.38%, 09/15/26 (d) (f)	200	198
Sunnova Energy Corporation
5.88%, 09/01/26 (d)	65	66
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	500	535
5.40%, 10/01/47	200	237
Sunoco LP
5.50%, 02/15/26	235	240
6.00%, 04/15/27	5	5
5.88%, 03/15/28	95	100
4.50%, 05/15/29	235	238
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (d)	195	200
Targa Resource Corporation
6.50%, 07/15/27	400	431
5.50%, 03/01/30	50	55
4.88%, 02/01/31	260	280
4.00%, 01/15/32 (d)	185	191
Teine Energy Ltd.
6.88%, 04/15/29 (d)	100	102
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (d)	140	142
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (d)	190	208
7.50%, 10/25/27 (d)	110	121
8.38%, 11/07/28 (d)	40	46
The Williams Companies, Inc.
3.50%, 11/15/30	1,306	1,419
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	169
3.95%, 05/15/50	509	570
Transocean Inc
11.50%, 01/30/27 (d)	185	190
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	395	394
Tullow Oil PLC
7.00%, 03/01/25 (d)	40	35
10.25%, 05/15/26 (d)	240	251
Valero Energy Corporation
2.70%, 04/15/23	236	244
2.85%, 04/15/25	136	143
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (d)	115	119
4.13%, 08/15/31 (d)	110	115
Viper Energy Partners LP
5.38%, 11/01/27 (d)	200	209
Western Midstream Operating, LP
3.95%, 06/01/25	1,274	1,340
5.30%, 02/01/30 (e) (q)	280	309
Williams Partners L.P.
3.90%, 01/15/25	1,275	1,376
YPF Sociedad Anonima
8.75%, 04/04/24 (d)	275	249
8.50%, 03/23/25 (d)	213	197
		78,758
Communication Services 3.5%
Acuris Finance
5.00%, 05/01/28 (d)	100	100
Altice Financing S.A.
5.00%, 01/15/28 (d)	200	191
5.75%, 08/15/29 (d)	220	213
Altice France Holding S.A.
8.13%, 02/01/27 (d)	1,180	1,272
5.13%, 01/15/29 (d)	270	265
Altice France S.A.
7.38%, 05/01/26 (d)	209	217
6.00%, 02/15/28 (d)	425	405
AT&T Inc.
4.35%, 03/01/29	450	515
4.30%, 02/15/30	415	476
2.55%, 12/01/33	238	234
4.90%, 08/15/37	400	486

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
5.45%, 03/01/47	500	654
B2W Digital Lux S.a r.l.
4.38%, 12/20/30 (d)	200	195
Baidu, Inc.
1.72%, 04/09/26	240	240
Bharti Airtel International (Netherlands) BV
5.35%, 05/20/24 (d)	75	82
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (d)	385	400
6.88%, 09/15/27 (d)	1,275	1,339
Cable Onda, S.A.
4.50%, 01/30/30 (d)	200	210
Cablevision Lightpath LLC
3.88%, 09/15/27 (d)	45	44
5.63%, 09/15/28 (d)	35	35
CCO Holdings, LLC
5.13%, 05/01/27 (d)	85	89
5.00%, 02/01/28 (d)	645	673
4.75%, 03/01/30 (d)	180	188
4.50%, 08/15/30 (d)	110	113
4.50%, 05/01/32	225	232
4.50%, 06/01/33 (d) (q)	190	194
CenturyLink, Inc.
5.63%, 04/01/25	405	441
5.13%, 12/15/26 (d)	300	311
6.88%, 01/15/28	10	11
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,354
4.91%, 07/23/25	1,700	1,912
5.38%, 05/01/47	1,000	1,196
Colombia Telecomunicaciones, S.A. ESP
4.95%, 07/17/30 (d)	45	47
Comcast Corporation
4.25%, 10/15/30	1,075	1,253
Consolidated Communications, Inc.
5.00%, 10/01/28 (d)	55	57
CSC Holdings, LLC
5.75%, 01/15/30 (d)	585	595
4.13%, 12/01/30 (d)	190	186
4.50%, 11/15/31 (d)	150	148
Diamond Sports Group, LLC
5.38%, 08/15/26 (d)	460	305
Digicel Group Limited
6.75%, 03/01/23 (d)	50	47
DISH DBS Corporation
7.75%, 07/01/26	500	565
Dish Network Corporation
2.38%, 03/15/24 (n)	205	202
3.38%, 08/15/26 (n)	297	310
Fox Corporation
4.03%, 01/25/24	650	697
4.71%, 01/25/29	550	641
Frontier Communications Holdings, LLC
5.88%, 11/01/29	12	12
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (d)	85	90
5.00%, 05/01/28 (d)	140	147
6.75%, 05/01/29 (d)	100	105
Gray Television, Inc.
4.75%, 10/15/30 (d)	90	88
GTH Finance B.V.
7.25%, 04/26/23 (d)	95	102
LCPR Senior Secured Financing Designated Activity Company
5.13%, 07/15/29 (d)	400	412
Level 3 Financing, Inc.
4.63%, 09/15/27 (d)	190	196
3.63%, 01/15/29 (d)	35	34
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (d)	200	206
Live Nation Entertainment, Inc.
2.00%, 02/15/25 (n)	53	61
Lumen Technologies Inc.
5.38%, 06/15/29 (d)	135	137
Match Group Holdings II, LLC
4.13%, 08/01/30 (d)	45	47
3.63%, 10/01/31 (d)	140	139
Millicom International Cellular SA
4.50%, 04/27/31 (d)	200	209
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (d)	35	37
6.50%, 10/13/26 (d)	70	80
Netflix, Inc.
6.38%, 05/15/29	35	44
5.38%, 11/15/29 (d)	30	36
Network I2I Limited
3.98%, (100, 03/03/26) (d) (m)	50	50
5.65%, (100, 01/15/25) (d) (m)	55	59
Northwest Fiber, LLC
4.75%, 04/30/27 (d)	65	66
6.00%, 02/15/28 (d) (f)	35	35
10.75%, 06/01/28 (d)	280	314
Ooredoo International Finance Limited
2.63%, 04/08/31 (d)	200	204
Radiate HoldCo, LLC
4.50%, 09/15/26 (d)	240	248
6.50%, 09/15/28 (d)	290	296
Sable International Finance Limited
5.75%, 09/07/27 (d) (f)	120	126
Sirius XM Radio Inc.
5.00%, 08/01/27 (d)	400	417
4.13%, 07/01/30 (d)	55	55
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	537
5.50%, 09/01/41	4,071	4,948
Sprint Corporation
6.88%, 11/15/28	665	849
8.75%, 03/15/32	655	979
Telecom Italia S.p.A.
5.30%, 05/30/24 (d)	130	140
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (d)	55	58
Tencent Holdings Limited
1.81%, 01/26/26 (d)	50	50
3.98%, 04/11/29 (d)	40	44
2.39%, 06/03/30 (d)	65	64
2.88%, 04/22/31 (d) (f)	200	205
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (d)	121	128
The Walt Disney Company
3.80%, 03/22/30	1,450	1,648
4.70%, 03/23/50	1,045	1,374
T-Mobile USA, Inc.
2.63%, 04/15/26	195	199
3.75%, 04/15/27	870	958
4.75%, 02/01/28	65	69
3.38%, 04/15/29	100	104
3.88%, 04/15/30	335	370
4.38%, 04/15/40	40	46
4.50%, 04/15/50	40	47
Univision Communications Inc.
9.50%, 05/01/25 (d)	35	38
6.63%, 06/01/27 (d)	115	125
4.50%, 05/01/29 (d)	120	122
VEON Holdings B.V.
3.38%, 11/25/27 (d)	200	203
Verizon Communications Inc.
3.00%, 03/22/27	184	197
2.10%, 03/22/28	914	928
2.55%, 03/21/31	846	857
4.86%, 08/21/46	580	739
5.01%, 04/15/49	138	180
2.99%, 10/30/56	2,128	1,978
Virgin Media Finance PLC
5.00%, 07/15/30 (d)	215	220
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (d)	220	223

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (d)	225	232
VTR Comunicaciones SpA
5.13%, 01/15/28 (d)	147	156
4.38%, 04/15/29 (d)	120	123
VTR Finance B.V.
6.38%, 07/15/28 (d)	70	75
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (d)	95	95
6.13%, 03/01/28 (d)	90	91
Ziggo Bond Company B.V.
5.13%, 02/28/30 (d)	545	559
		45,350
Real Estate 3.0%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	600	726
American Homes 4 Rent, L.P.
4.90%, 02/15/29	1,100	1,285
2.38%, 07/15/31	109	108
Boston Properties Limited Partnership
3.25%, 01/30/31	613	650
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,327
4.55%, 10/01/29	189	210
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,244
4.13%, 05/15/29	631	709
4.05%, 07/01/30	773	863
CBRE Services, Inc.
2.50%, 04/01/31	819	824
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (d)	375	385
Corporate Office Properties Trust
2.25%, 03/15/26	257	263
2.75%, 04/15/31	187	189
CTR Partnership, L.P.
3.88%, 06/30/28 (d)	110	114
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (d)	245	243
Hat Holdings I LLC
3.38%, 06/15/26 (d)	120	122
Healthcare Trust of America Holdings, LP
3.50%, 08/01/26	201	218
3.10%, 02/15/30	193	203
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,869
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	142
Kilroy Realty, L.P.
4.75%, 12/15/28	925	1,068
Lexington Realty Trust
2.70%, 09/15/30	292	295
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	200	217
4.63%, 06/15/25 (d)	55	59
4.50%, 09/01/26	365	397
National Retail Properties, Inc.
3.60%, 12/15/26	1,250	1,360
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	979
4.50%, 04/01/27	5,000	5,572
3.63%, 10/01/29	852	896
3.38%, 02/01/31	526	536
3.25%, 04/15/33	808	799
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	204
Realogy Group LLC
5.75%, 01/15/29 (d)	100	104
Realty Income Corporation
3.25%, 01/15/31	156	169
Retail Properties of America, Inc.
4.75%, 09/15/30	58	64
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,090	1,071
Service Properties Trust
4.95%, 02/15/27 - 10/01/29	180	177
5.50%, 12/15/27	80	85
4.38%, 02/15/30	170	162
Simon Property Group, L.P.
2.45%, 09/13/29	257	262
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	211
Store Capital Corporation
2.75%, 11/18/30	329	331
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	233
2.70%, 07/15/31 (f)	617	624
Tanger Properties Limited Partnership
2.75%, 09/01/31	630	603
The GEO Group, Inc.
5.88%, 10/15/24	40	33
6.00%, 04/15/26 (f)	185	146
The Howard Hughes Corporation
4.13%, 02/01/29 (d)	195	195
Uniti Group Inc.
7.88%, 02/15/25 (d)	725	766
4.75%, 04/15/28 (d)	85	87
6.00%, 01/15/30 (d)	260	258
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	1,148
4.75%, 11/15/30	1,439	1,687
Vereit Operating Partnership, L.P.
4.63%, 11/01/25	1,475	1,658
3.95%, 08/15/27	650	728
3.40%, 01/15/28	238	257
2.20%, 06/15/28	133	135
2.85%, 12/15/32	164	170
VICI Properties Inc.
3.50%, 02/15/25 (d)	5	5
4.25%, 12/01/26 (d)	120	125
4.63%, 12/01/29 (d)	150	162
Vornado Realty L.P.
2.15%, 06/01/26	271	275
		39,007
Consumer Staples 2.3%
Adecoagro S.A.
6.00%, 09/21/27 (d)	135	141
Altria Group, Inc.
4.40%, 02/14/26	13	15
3.88%, 09/16/46	4,000	3,900
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	1,179
4.90%, 02/01/46	1,025	1,273
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,516
4.75%, 01/23/29	1,750	2,061
3.50%, 06/01/30	500	548
4.35%, 06/01/40	500	583
4.60%, 04/15/48 - 06/01/60	1,150	1,378
4.50%, 06/01/50	500	598
5.80%, 01/23/59	1,000	1,411
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (d)	58	58
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,676
C&S Group Enterprises LLC
5.00%, 12/15/28 (d)	245	232
Camposol SA
6.00%, 02/03/27 (d)	50	52
Central Garden & Pet Company
4.13%, 04/30/31 (d)	250	254
Cosan Overseas Limited
8.25%, (100, 08/05/21) (g) (m)	390	399
DP World Crescent Limited
3.75%, 01/30/30 (d)	175	188
JBS Investments II GmbH
7.00%, 01/15/26 (d)	120	125
5.75%, 01/15/28 (d)	125	131

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JBS USA Food Company
6.50%, 04/15/29 (d)	505	563
5.50%, 01/15/30 (d)	805	896
Kraft Heinz Foods Company
5.00%, 07/15/35	205	252
4.38%, 06/01/46	25	29
4.88%, 10/01/49	95	116
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (d)	55	56
MHP SE SA
7.75%, 05/10/24 (d)	75	81
Natura Cosmeticos S.A.
4.13%, 05/03/28 (d)	200	203
NBM US Holdings Inc
6.63%, 08/06/29 (d)	100	110
Performance Food Group, Inc.
6.88%, 05/01/25 (d)	210	222
5.50%, 10/15/27 (d)	180	188
4.25%, 08/01/29 (d)	50	50
Pilgrim's Pride Corporation
4.25%, 04/15/31 (d)	195	209
Post Holdings, Inc.
5.63%, 01/15/28 (d)	70	74
5.50%, 12/15/29 (d)	246	261
4.63%, 04/15/30 (d)	95	96
Reynolds American Inc.
4.45%, 06/12/25	325	358
5.85%, 08/15/45	1,000	1,213
Safeway Inc.
4.63%, 01/15/27 (d)	40	42
3.50%, 03/15/29 (d)	140	139
4.88%, 02/15/30 (d)	330	356
Sysco Corporation
5.65%, 04/01/25 (q)	400	460
5.95%, 04/01/30 (q)	332	423
6.60%, 04/01/50 (q)	500	788
The Bidvest Group (UK) PLC
3.63%, 09/23/26 (d)	200	200
The Central America Bottling Corporation
5.75%, 01/31/27 (d)	70	73
The Coca-Cola Company
3.38%, 03/25/27	893	989
3.45%, 03/25/30	498	557
Treehouse Foods, Inc.
4.00%, 09/01/28 (f)	145	142
Triton Water Holdings Incorporated
6.25%, 04/01/29 (d)	45	46
Turning Point Brands, Inc.
5.63%, 02/15/26 (d)	100	104
U.S. Foods Inc.
4.75%, 02/15/29 (d)	130	134
United Natural Foods, Inc.
6.75%, 10/15/28 (d)	95	103
		30,251
Utilities 1.8%
Abu Dhabi National Energy Company - J S C
4.88%, 04/23/30 (d)	20	24
4.00%, 10/03/49 (d)	35	40
Adani Electricity Mumbai Limited
3.87%, 07/22/31 (d)	200	197
Berkshire Hathaway Energy Company
4.05%, 04/15/25	1,784	1,961
3.25%, 04/15/28	475	518
Clearway Energy Operating LLC
5.00%, 09/15/26	330	339
4.75%, 03/15/28 (d)	35	37
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,542
Consolidated Edison Company of New York, Inc.
3.35%, 04/01/30	114	125
Duke Energy Corporation
3.15%, 08/15/27	2,150	2,325
2.45%, 06/01/30	427	431
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (d)	209	207
2.78%, 01/07/32 (d)	659	661
Entergy Corporation
2.80%, 06/15/30	438	452
ESKOM Holdings
6.75%, 08/06/23 (d)	350	361
Exelon Corporation
4.05%, 04/15/30	250	283
4.70%, 04/15/50	111	140
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (d)	199	207
InterGen N.V.
7.00%, 06/30/23 (d) (f)	1,020	1,012
MidAmerican Energy Company
3.65%, 04/15/29	800	896
NiSource Inc.
2.95%, 09/01/29	1,265	1,325
NRG Energy, Inc.
3.38%, 02/15/29 (d)	40	39
3.63%, 02/15/31 (d)	85	84
Pacific Gas And Electric Company
5.00%, 07/01/28 (f)	660	673
5.25%, 07/01/30	705	722
4.95%, 07/01/50	450	477
Pattern Energy Group Inc.
4.50%, 08/15/28 (d)	80	83
Promigas SA ESP
3.75%, 10/16/29 (d)	75	75
Puget Energy, Inc.
4.10%, 06/15/30	516	569
Southern California Edison Company
3.70%, 08/01/25	1,425	1,548
4.20%, 03/01/29	975	1,096
Termocandelaria Power Ltd.
7.88%, 01/30/29 (d)	120	125
The AES Corporation
3.30%, 07/15/25 (d)	1,317	1,399
3.95%, 07/15/30 (d)	1,148	1,264
The Southern Company
3.25%, 07/01/26	1,850	1,989
Vistra Operations Company LLC
5.63%, 02/15/27 (d)	140	145
5.00%, 07/31/27 (d)	430	444
		23,815
Consumer Discretionary 1.8%
Adtalem Global Education Inc.
5.50%, 03/01/28 (d)	295	298
Affinity Gaming
6.88%, 12/15/27 (d)	35	37
Alibaba Group Holding Limited
2.13%, 02/09/31 (f)	65	62
Aramark Services, Inc.
6.38%, 05/01/25 (d)	130	137
5.00%, 02/01/28 (d)	365	376
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (d)	55	55
At Home Group, Inc.
4.88%, 07/15/28 (d)	50	50
AutoNation, Inc.
4.75%, 06/01/30 (q)	117	136
AutoZone, Inc.
3.63%, 04/15/25	164	178
4.00%, 04/15/30 (f)	762	862
Azul Investments LLP
5.88%, 10/26/24 (d)	170	160
7.25%, 06/15/26 (d) (f)	200	192
Booking Holdings Inc.
0.75%, 05/01/25 (f) (n)	98	144
Boyd Gaming Corporation
4.75%, 12/01/27	185	191
Caesars Entertainment, Inc.
4.63%, 10/15/29 (d)	110	112

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Callaway Golf Company
2.75%, 05/01/26 (n)	51	89
Carnival Corporation
10.50%, 02/01/26 (d)	320	371
7.63%, 03/01/26 (d)	125	133
4.00%, 08/01/28 (d)	135	136
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (d) (f)	90	85
Carvana Co.
5.88%, 10/01/28 (d)	85	88
Century Communities, Inc.
3.88%, 08/15/29 (d) (q)	110	111
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (h) (i) (o)	99	—
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (d)	176	178
Crocs, Inc.
4.13%, 08/15/31 (d)	95	96
Discovery Communications, LLC
3.63%, 05/15/30	539	585
4.65%, 05/15/50	1,453	1,688
Dollar Tree, Inc.
4.00%, 05/15/25	1,050	1,147
4.20%, 05/15/28	1,125	1,268
Eldorado Resorts, Inc.
6.25%, 07/01/25 (d)	335	353
8.13%, 07/01/27 (d)	305	343
Entertainment Studios, Inc.
10.50%, 02/15/28 (d)	140	144
Foot Locker, Inc.
4.00%, 10/01/29 (d)	50	50
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (d)	440	453
GENM Capital Labuan Limited
3.88%, 04/19/31 (d)	200	199
Golden Entertainment, Inc.
7.63%, 04/15/26 (d)	300	317
Hasbro, Inc.
3.00%, 11/19/24 (q)	610	646
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (d)	100	102
JD.com, Inc.
3.38%, 01/14/30 (f)	145	152
L Brands, Inc.
7.50%, 06/15/29	115	131
6.63%, 10/01/30 (d)	320	363
LBM Acquisition, LLC
6.25%, 01/15/29 (d)	145	145
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (d)	40	41
Levi Strauss & Co.
3.50%, 03/01/31 (d)	100	101
Life Time, Inc.
5.75%, 01/15/26 (d)	100	104
Lowe`s Companies, Inc.
4.50%, 04/15/30	549	643
Magic Mergeco, Inc.
5.25%, 05/01/28 (d)	100	103
7.88%, 05/01/29 (d)	180	187
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (d)	55	58
4.50%, 06/15/29 (d)	90	91
Mattel, Inc.
5.88%, 12/15/27 (d)	50	54
5.45%, 11/01/41	15	18
McDonald's Corporation
3.50%, 07/01/27	243	268
3.60%, 07/01/30	290	322
4.20%, 04/01/50	146	174
MCE Finance Limited
4.88%, 06/06/25 (d)	75	75
5.75%, 07/21/28 (d)	110	113
5.38%, 12/04/29 (d)	95	97
Meituan
2.13%, 10/28/25 (d)	200	194
3.05%, 10/28/30 (d)	200	186
Metalsa, S.A. de C.V.
3.75%, 05/04/31 (d)	150	146
NagaCorp Ltd.
7.95%, 07/06/24 (g)	200	200
NCL Corporation Ltd.
10.25%, 02/01/26 (d)	130	149
5.88%, 03/15/26 (d)	55	56
NCL Finance, Ltd.
6.13%, 03/15/28 (d)	40	42
New Golden Nugget Inc.
6.75%, 10/15/24 (d)	320	320
Newell Brands Inc.
5.88%, 04/01/36 (e) (q)	25	31
O'Reilly Automotive, Inc.
4.20%, 04/01/30	170	195
Party City Holdings Inc.
8.75%, 02/15/26 (d)	45	47
Patrick Industries, Inc.
4.75%, 05/01/29 (d)	100	102
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (d)	55	59
Prosus N.V.
3.68%, 01/21/30 (d)	45	47
Real Hero Merger
6.25%, 02/01/29 (d)	30	31
Rent-A-Center, Inc.
6.38%, 02/15/29 (d)	30	32
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (d)	60	63
4.38%, 01/15/28 (d)	170	173
4.00%, 10/15/30 (d)	300	297
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (d)	40	45
9.13%, 06/15/23 (d)	60	65
11.50%, 06/01/25 (d)	170	194
5.50%, 08/31/26 (d)	230	236
Sotheby's, Inc.
7.38%, 10/15/27 (d)	495	524
SRS Distribution Inc.
4.63%, 07/01/28 (d)	80	82
6.13%, 07/01/29 (d)	45	46
Station Casinos LLC
5.00%, 10/01/25 (d)	45	46
4.50%, 02/15/28 (d)	430	437
Tempur Sealy International, Inc.
3.88%, 10/15/31 (d)	95	95
The Gap, Inc.
3.88%, 10/01/31 (d)	95	95
TopBuild Corp.
4.13%, 02/15/32 (d)	195	197
Toyota Motor Credit Corporation
2.90%, 03/30/23	1,108	1,151
Tupy Overseas S.A.
4.50%, 02/16/31 (d)	200	196
Vail Resorts, Inc.
0.00%, 01/01/26 (c) (d) (n)	58	62
Victoria's Secret & Co.
4.63%, 07/15/29 (d)	65	66
Viking Cruises Limited
13.00%, 05/15/25 (d)	145	167
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (d)	898	911
3.13%, 05/12/23 (d)	782	812
Wolverine World Wide, Inc.
4.00%, 08/15/29 (d)	175	177
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	240	245
5.25%, 05/15/27 (d) (f)	160	162
Wynn Macau, Limited
5.50%, 01/15/26 (d)	80	78
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (d)	155	163

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Yum! Brands, Inc.
4.63%, 01/31/32	195	208
		23,642
Industrials 1.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (d)	425	443
Aeropuerto Internacional de Tocumen, S.A.
4.00%, 08/11/41 (d)	200	203
5.13%, 08/11/61 (d)	200	211
Air Lease Corporation
3.38%, 07/01/25	961	1,021
3.75%, 06/01/26	3,475	3,762
Allied Universal Holdco LLC
4.63%, 06/01/28 (d)	87	87
American Airlines, Inc.
5.50%, 04/20/26 (d)	45	47
APX Group, Inc.
6.75%, 02/15/27 (d)	210	223
Arcosa, Inc.
4.38%, 04/15/29 (d)	60	61
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (d)	35	35
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (d)	110	114
Artera Services, LLC
9.03%, 12/04/25 (d)	120	130
ASGN Incorporated
4.63%, 05/15/28 (d)	65	68
Bombardier Inc.
7.50%, 12/01/24 - 03/15/25 (d)	115	118
7.13%, 06/15/26 (d)	130	136
7.88%, 04/15/27 (d)	290	301
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (d)	625	627
BWXT Government Group, Inc.
4.13%, 06/30/28 (d)	175	180
4.13%, 04/15/29 (d)	245	251
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (d)	145	150
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (d)	90	85
CoreCivic, Inc.
4.63%, 05/01/23 (f)	300	305
DAE Funding LLC
1.55%, 08/01/24 (d)	200	198
DP World UAE Region FZE
5.63%, 09/25/48 (d)	35	43
Dycom Industries, Inc.
4.50%, 04/15/29 (d)	150	151
Embraer Netherlands Finance B.V.
5.05%, 06/15/25	160	169
Foundation Building Materials, Inc.
6.00%, 03/01/29 (d)	60	59
FTI Consulting, Inc.
2.00%, 08/15/23 (n)	37	52
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (d)	150	153
Great Lakes Dredge & Dock Corporation
5.25%, 06/01/29 (d)	60	62
Howmet Aerospace Inc.
5.95%, 02/01/37	10	12
HTA Group Limited
7.00%, 12/18/25 (d)	105	110
IHS Netherlands Holdco B.V.
7.13%, 03/18/25 (d)	240	247
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (d)	35	37
Kazakhstan Temir Zholy Finance B.V.
6.95%, 07/10/42 (d)	25	35
LBC Tank Terminals Holding Netherlands B.V.
6.88%, 05/15/23 (d)	305	305
Madison IAQ LLC
4.13%, 06/30/28 (d)	70	70
5.88%, 06/30/29 (d)	105	106
Moog Inc.
4.25%, 12/15/27 (d)	95	98
Mueller Water Products, Inc.
4.00%, 06/15/29 (d)	110	114
Navios South American Logistics Inc.
10.75%, 07/01/25 (d)	315	340
Park Aerospace Holdings Limited
5.50%, 02/15/24 (d)	4,000	4,368
Pike Corporation
5.50%, 09/01/28 (d)	330	337
Pitney Bowes Inc.
6.88%, 03/15/27 (d)	50	53
7.25%, 03/15/29 (d)	100	105
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (d)	25	26
Seaspan Corporation
5.50%, 08/01/29 (d)	140	143
Sensata Technologies B.V.
4.00%, 04/15/29 (d)	155	158
SkyMiles IP Ltd.
4.50%, 10/20/25 (d)	25	27
Stericycle, Inc.
3.88%, 01/15/29 (d)	170	171
The Boeing Company
5.04%, 05/01/27 (q)	555	638
5.15%, 05/01/30 (q)	555	651
5.71%, 05/01/40 (q)	560	710
5.81%, 05/01/50 (q)	600	801
5.93%, 05/01/60 (q)	560	765
TransDigm Inc.
8.00%, 12/15/25 (d)	10	11
6.38%, 06/15/26	365	377
7.50%, 03/15/27	60	63
5.50%, 11/15/27	830	854
4.88%, 05/01/29	200	200
Transdigm UK Holdings PLC
6.88%, 05/15/26	65	68
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (d)	536	562
8.50%, 08/15/27 (d)	110	118
Uber Technologies, Inc.
4.50%, 08/15/29 (d)	100	101
United Airlines Pass Through Trust
4.38%, 04/15/26 (d)	100	103
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (d)	475	499
Victors Merger Corporation
6.38%, 05/15/29 (d)	150	144
XPO Logistics, Inc.
6.25%, 05/01/25 (d)	275	290
		23,262
Information Technology 1.7%
Arches Buyer Inc.
4.25%, 06/01/28 (d)	60	61
6.13%, 12/01/28 (d)	20	20
Ascend Learning, LLC
6.88%, 08/01/25 (d)	377	384
Black Knight Infoserv, LLC
3.63%, 09/01/28 (d)	255	257
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (d)	35	36
Boxer Parent Company Inc.
7.13%, 10/02/25 (d)	80	85
Broadcom Inc.
1.95%, 02/15/28 (d)	271	267
2.45%, 02/15/31 (d)	2,643	2,566
2.60%, 02/15/33 (d)	2,342	2,265
3.50%, 02/15/41 (d)	1,862	1,850
3.75%, 02/15/51 (d)	874	873
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (d)	65	65
4.88%, 07/01/29 (d)	60	60

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Commscope, Inc.
4.75%, 09/01/29 (d)	145	145
Dell International L.L.C.
5.45%, 06/15/23 (q)	1,125	1,207
5.85%, 07/15/25 (q)	182	212
6.02%, 06/15/26 (q)	250	298
6.10%, 07/15/27 (q)	334	413
6.20%, 07/15/30 (q)	289	370
8.35%, 07/15/46 (q)	450	734
Elastic N.V.
4.13%, 07/15/29 (d)	50	50
Entegris, Inc.
3.63%, 05/01/29 (d)	250	255
Gartner, Inc.
3.75%, 10/01/30 (d)	95	98
KBR, Inc.
2.50%, 11/01/23 (n)	60	96
Lenovo Group Limited
3.42%, 11/02/30 (d)	200	208
Micron Technology, Inc.
2.50%, 04/24/23	989	1,018
MicroStrategy Incorporated
6.13%, 06/15/28 (d) (f)	65	66
On Semiconductor Corporation
1.63%, 10/15/23 (n)	24	54
3.88%, 09/01/28 (d)	110	114
Open Text Corporation
5.88%, 06/01/26 (d)	235	243
3.88%, 02/15/28 (d)	105	107
Oracle Corporation
1.65%, 03/25/26	954	967
2.80%, 04/01/27	991	1,050
2.30%, 03/25/28	1,508	1,542
2.88%, 03/25/31	1,920	1,975
3.60%, 04/01/40	990	1,023
Rackspace Technology, Inc.
3.50%, 02/15/28 (d)	295	285
5.38%, 12/01/28 (d) (f)	120	118
TTM Technologies, Inc.
4.00%, 03/01/29 (d)	115	115
Twilio Inc.
3.63%, 03/15/29	70	72
3.88%, 03/15/31	75	77
Viavi Solutions Inc.
3.75%, 10/01/29 (d)	185	185
Virtusa Corporation
7.13%, 12/15/28 (d)	55	56
		21,942
Health Care 1.5%
180 Medical Inc
3.88%, 10/15/29	40	40
AHP Health Partners, Inc.
5.75%, 07/15/29 (d)	105	106
Avantor Funding, Inc.
4.63%, 07/15/28 (d)	285	300
Bausch Health Companies Inc.
5.50%, 11/01/25 (d)	130	132
9.25%, 04/01/26 (d)	400	427
5.25%, 01/30/30 (d)	215	200
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (d)	95	101
Cano Health, LLC
6.25%, 10/01/28 (d)	25	25
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (d)	250	245
3.50%, 04/01/30 (d)	85	85
Centene Corporation
4.25%, 12/15/27	540	565
2.45%, 07/15/28	1,240	1,246
4.63%, 12/15/29	840	915
3.38%, 02/15/30	495	512
2.63%, 08/01/31	520	516
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (d)	20	21
3.75%, 03/15/29 (d)	70	72
Cigna Holding Company
4.90%, 12/15/48	1,000	1,275
Community Health Systems, Inc.
8.00%, 03/15/26 (d)	125	133
5.63%, 03/15/27 (d)	145	152
6.00%, 01/15/29 (d)	145	154
6.88%, 04/15/29 (d)	120	120
6.13%, 04/01/30 (d)	170	165
4.75%, 02/15/31 (d)	100	101
CVS Health Corporation
3.88%, 07/20/25	2,475	2,710
3.00%, 08/15/26	92	99
3.63%, 04/01/27	259	286
4.78%, 03/25/38	1,100	1,345
DaVita Inc.
4.63%, 06/01/30 (d)	450	463
Elanco Animal Health
5.27%, 08/28/23 (e) (q)	550	586
Grifols, S.A.
4.75%, 10/15/28 (d)	200	204
HCA Inc.
5.88%, 02/15/26	700	806
3.50%, 09/01/30	375	397
HealthEquity, Inc.
4.50%, 10/01/29 (d)	40	41
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (d)	85	88
ModivCare Inc.
5.00%, 10/01/29 (d)	40	41
Molina Healthcare, Inc.
3.88%, 11/15/30 (d)	90	95
Mozart Debt Merger Sub Inc
3.88%, 04/01/29 (d)	280	280
5.25%, 10/01/29 (d)	110	110
Organon Finance 1 LLC
4.13%, 04/30/28 (d)	60	61
5.13%, 04/30/31 (d)	125	131
Owens & Minor, Inc.
4.50%, 03/31/29 (d)	60	61
Radiology Partners, Inc.
9.25%, 02/01/28 (d)	225	242
RP Escrow Issuer LLC
5.25%, 12/15/25 (d)	85	87
Tenet Healthcare Corporation
4.88%, 01/01/26 (d)	100	103
6.25%, 02/01/27 (d)	70	73
5.13%, 11/01/27 (d)	500	523
4.63%, 06/15/28 (d)	70	73
6.13%, 10/01/28 (d)	285	299
4.25%, 06/01/29 (d)	200	203
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	55	55
Teva Pharmaceutical Finance Netherlands IV B.V.
3.65%, 11/10/21	75	75
Upjohn Inc.
1.13%, 06/22/22 (d)	456	458
1.65%, 06/22/25 (d)	147	149
2.70%, 06/22/30 (d)	745	752
3.85%, 06/22/40 (d)	325	349
4.00%, 06/22/50 (d)	560	595
		19,448
Materials 0.9%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (d)	100	104
Allegheny Technologies Incorporated
7.88%, 08/15/23 (e) (q)	40	45
5.88%, 12/01/27 (f)	391	413
4.88%, 10/01/29	45	45
5.13%, 10/01/31	30	30
Antofagasta PLC
2.38%, 10/14/30 (d)	200	193
Ball Corporation
3.13%, 09/15/31	140	138

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Big River Steel LLC
6.63%, 01/31/29 (d)	220	238
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (d)	25	27
Celtic Resources Holdings Designated Activity Company
4.13%, 10/09/24 (d)	100	105
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (d) (m)	200	204
3.88%, 07/11/31 (d)	200	201
CF Industries, Inc.
5.15%, 03/15/34	240	294
4.95%, 06/01/43	5	6
5.38%, 03/15/44	525	667
Chevron Phillips Chemical Company LLC
5.13%, 04/01/25 (d)	826	938
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (d) (f)	100	102
4.88%, 03/01/31 (d)	100	103
Consolidated Energy Holdings, LLC
3.87%, (3 Month USD LIBOR + 3.75%), 06/15/22 (d) (k)	12	12
6.88%, 06/15/25 (d)	35	36
6.50%, 05/15/26 (d)	155	160
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (d)	25	26
3.15%, 01/14/30 (d)	60	62
3.70%, 01/30/50 (d)	140	143
Diamond (BC) B.V.
4.63%, 10/01/29 (d)	45	46
First Quantum Minerals Ltd
7.25%, 04/01/23 (d)	430	437
7.50%, 04/01/25 (d)	50	51
6.88%, 03/01/26 - 10/15/27 (d)	300	313
Flex Acquisition Company, Inc.
7.88%, 07/15/26 (d)	480	504
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (d)	5	5
Fresnillo PLC
4.25%, 10/02/50 (d)	200	209
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (d)	100	108
GrafTech Finance Inc.
4.63%, 12/15/28 (d)	115	118
Gran Colombia Gold Corp.
6.88%, 08/09/26 (d)	140	140
Infrabuild Australia Pty Ltd
12.00%, 10/01/24 (d)	145	153
Intertape Polymer Group Inc.
4.38%, 06/15/29 (d)	60	61
Joint Stock Company Alrosa (Public Joint Stock Company)
3.10%, 06/25/27 (d)	50	52
JSW Steel Limited
3.95%, 04/05/27 (d)	200	199
Kaiser Aluminum Corporation
4.63%, 03/01/28 (d)	270	279
LSB Industries, Inc.
6.25%, 10/15/28 (d)	55	56
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	25	28
Mercer International Inc.
5.13%, 02/01/29	100	102
Methanex Corporation
5.13%, 10/15/27	285	308
5.25%, 12/15/29	135	146
5.65%, 12/01/44	95	103
Metinvest B.V.
7.75%, 04/23/23 (d)	175	185
Nexa Resources S.A.
6.50%, 01/18/28 (d)	70	77
Novelis Corporation
3.88%, 08/15/31 (d)	90	89
Nufarm Australia Limited
5.75%, 04/30/26 (d)	300	308
OCP S.A.
4.50%, 10/22/25 (d)	25	27
3.75%, 06/23/31 (d)	200	199
Office Cherifien Des Phosphates
6.88%, 04/25/44 (d)	20	24
Olin Corporation
5.00%, 02/01/30	270	286
Olympus Water US Holding Corporation
4.25%, 10/01/28 (d)	200	198
Petkim Petrokimya Holding Anonim Sirketi
5.88%, 01/26/23 (d)	155	158
PT Indonesia Asahan Aluminium (Persero)
5.45%, 05/15/30 (d)	100	115
S.P.C.M. SA
3.13%, 03/15/27 (d)	95	95
Sasol Financing International Limited
4.50%, 11/14/22	65	66
Sasol Financing USA LLC
4.38%, 09/18/26	200	203
Sibur Securities Designated Activity Company
2.95%, 07/08/25 (d)	50	51
The Chemours Company
5.38%, 05/15/27 (f)	290	313
5.75%, 11/15/28 (d)	515	540
The Scotts Miracle-Gro Company
4.38%, 02/01/32 (d)	100	101
TMS International Corp.
6.25%, 04/15/29 (d)	70	73
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (d)	100	110
Valvoline, Inc.
4.25%, 02/15/30 (d)	215	223
Vedanta Resources Limited
6.38%, 07/30/22 (d)	185	184
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (d)	40	39
W. R. Grace Holdings LLC
5.63%, 08/15/29 (d)	90	93
		11,467
Total Corporate Bonds And Notes (cost $461,436)		491,432
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.7%
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (e)	799	785
Series 2019-B-2, 4.46%, 10/16/26 (e)	220	182
Series 2020-A-1A, 3.35%, 01/15/27 (e)	389	384
Series 2020-B-1A, 4.34%, 01/15/27 (e)	245	178
Aimco CLO 11 Ltd
Series 2020-A-11A, 1.51%, (3 Month USD LIBOR + 1.38%), 10/15/31 (k)	725	725
Aimco CLO 12 Ltd
Series 2020-A-12A, 1.34%, (3 Month USD LIBOR + 1.21%), 01/20/32 (k)	1,300	1,300
Aimco CLO 14 Ltd
Series 2021-A-14A, 1.19%, (3 Month USD LIBOR + 0.99%), 04/20/34 (k)	1,573	1,573
Allegany Park CLO, Ltd.
Series 2019-A-1A, 1.46%, (3 Month USD LIBOR + 1.33%), 01/20/33 (k)	421	421
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 1.28%, (3 Month USD LIBOR + 1.14%), 07/20/34 (k)	716	717
AMMC CLO XI Limited
Series 2012-A1R2-11A, 1.14%, (3 Month USD LIBOR + 1.01%), 04/30/31 (d) (k)	1,000	1,000
Ares LIV CLO Ltd
Series 2019-A-54A, 1.45%, (3 Month USD LIBOR + 1.32%), 10/15/32 (k)	778	778
Ares LIX CLO Ltd
Series 2021-A-59A, 1.21%, (3 Month USD LIBOR + 1.03%), 04/25/34 (k)	521	520
Ares LV CLO Ltd
Series 2020-A1R-55A, 1.25%, (3 Month USD LIBOR + 1.13%), 07/17/34 (k)	908	909

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Ares LVIII CLO Ltd
Series 2020-A-58A, 1.35%, (3 Month USD LIBOR + 1.22%), 01/25/33 (k)	1,050	1,051
Ares XLI Clo Ltd
Series 2016-AR2-41A, 1.67%, (3 Month USD LIBOR + 1.07%), 04/17/34 (k)	1,097	1,098
Ares XXXIV CLO Ltd
Series 2015-AR2-2A, 1.38%, (3 Month USD LIBOR + 1.25%), 04/18/33 (k)	303	303
BAMLL Commercial Mortgage Securities Trust
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	553
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,353
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	103
Series 2019-CNM-BPR, REMIC, 3.84%, 11/07/24 (k)	100	101
BAMLL Commercial Mortgage Securities Trust 2020-JGDN
Series 2020-A-JGDN, REMIC, 2.83%, (1 Month USD LIBOR + 2.75%), 11/15/22 (k)	1,001	1,015
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	100
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.53%, 01/18/63 (k)	3,200	111
Barings CLO Ltd 2020-I
Series 2020-A1-1A, 1.53%, (3 Month USD LIBOR + 1.40%), 10/15/32 (k)	1,151	1,151
Series 2020-AR-1A, 0.00%, (3 Month USD LIBOR + 1.15%), 10/15/36 (k)	589	589
Barings CLO Ltd. 2020-IV
Series 2020-A-4A, 1.35%, (3 Month USD LIBOR + 1.22%), 01/20/32 (k)	1,300	1,300
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 1.21%, (3 Month USD LIBOR + 1.02%), 04/25/34 (k)	1,146	1,147
Beechwood Park CLO Ltd
Series 2019-A1-1A, 1.46%, (3 Month USD LIBOR + 1.33%), 01/18/33 (k)	454	455
Benchmark Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (k)	106	121
Interest Only, Series 2019-XA-B12, REMIC, 1.20%, 08/16/52 (k)	7,255	434
Interest Only, Series 2019-XA-B14, REMIC, 0.91%, 12/15/62 (k)	4,966	230
Bethpage Park CLO Ltd
Series 2021-A-1A, 0.00%, (3 Month USD LIBOR + 1.13%), 10/15/36 (k)	888	888
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 2.13%, (1 Month USD LIBOR + 2.05%), 11/15/22 (k)	592	598
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	1,312	1,331
Bristol Park CLO LTD
Series 2016-AR-1A, 1.12%, (3 Month USD LIBOR + 0.99%), 04/16/29 (k)	911	910
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 1.16%, (1 Month USD LIBOR + 1.08%), 10/15/21 (k)	391	391
Series 2019-C-XL, REMIC, 1.33%, (1 Month USD LIBOR + 1.25%), 10/15/21 (k)	491	492
Series 2019-D-XL, REMIC, 1.53%, (1 Month USD LIBOR + 1.45%), 10/15/21 (k)	696	697
Series 2019-E-XL, REMIC, 1.88%, (1 Month USD LIBOR + 1.80%), 10/15/21 (k)	3,187	3,190
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-A-BXLP, REMIC, 0.88%, (1 Month USD LIBOR + 0.80%), 12/15/21 (k)	1,303	1,304
Series 2020-B-BXLP, REMIC, 1.08%, (1 Month USD LIBOR + 1.00%), 12/15/21 (k)	429	428
Series 2020-C-BXLP, REMIC, 1.20%, (1 Month USD LIBOR + 1.12%), 12/15/21 (k)	340	340
Series 2020-D-BXLP, REMIC, 1.33%, (1 Month USD LIBOR + 1.25%), 12/15/21 (k)	527	527
Series 2020-E-BXLP, REMIC, 1.68%, (1 Month USD LIBOR + 1.60%), 12/15/21 (k)	401	401
BX Commercial Mortgage Trust 2020-FOX
Series 2020-A-FOX, REMIC, 1.10%, (1 Month USD LIBOR + 1.00%), 11/15/25 (k)	836	836
BX Trust
Series 2018-A-EXCL, REMIC, 1.17%, (1 Month USD LIBOR + 1.09%), 09/15/37 (k)	2,184	2,163
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (e)	297	307
Cedar Funding Ltd
Series 2019-A-10A, 1.47%, (3 Month USD LIBOR + 1.34%), 10/20/32 (k)	666	666
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 1.18%, (3 Month USD LIBOR + 1.05%), 04/20/34 (k)	951	952
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 0.00%, (3 Month USD LIBOR + 1.10%), 10/20/32 (k)	710	710
Cedar Funding XII CLO Ltd
Series 2020-A-12A, 1.40%, (3 Month USD LIBOR + 1.27%), 10/25/32 (k)	700	700
Cent CLO
Series 2021-A1-31A, 1.33%, (3 Month USD LIBOR + 1.20%), 04/20/34 (k)	1,270	1,269
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,535	1,543
CFMT 2021-HB6 LLC
Series 2021-A-HB6, 0.90%, 03/25/24 (k)	766	766
CHC Commercial Mortgage Trust
Series 2019-A-CHC, REMIC, 1.20%, (1 Month USD LIBOR + 1.12%), 06/15/34 (k)	1,439	1,439
Series 2019-B-CHC, REMIC, 1.58%, (1 Month USD LIBOR + 1.50%), 06/15/34 (k)	236	236
Series 2019-C-CHC, REMIC, 1.83%, (1 Month USD LIBOR + 1.75%), 06/15/34 (k)	267	266
CIM Retail Portfolio Trust 2021-RETL
Series 2021-A-RETL, REMIC, 1.48%, (1 Month USD LIBOR + 1.40%), 08/15/23 (k)	776	777
Series 2021-B-RETL, REMIC, 1.98%, (1 Month USD LIBOR + 1.90%), 08/15/23 (k)	239	239
Series 2021-C-RETL, REMIC, 2.38%, (1 Month USD LIBOR + 2.30%), 08/15/23 (k)	178	178
Series 2021-D-RETL, REMIC, 3.13%, (1 Month USD LIBOR + 3.05%), 08/15/23 (k)	220	220
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.19%, 08/11/56 (k)	3,486	227
Columbia Cent CLO 29 Ltd
Series 2020-A1N-29A, 1.83%, (3 Month USD LIBOR + 1.70%), 07/21/31 (k)	929	931
Columbia Cent CLO 30 Limited
Series 2020-A1-30A, 1.44%, (3 Month USD LIBOR + 1.31%), 01/20/34 (k)	1,720	1,722
COMM Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	193
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2019-A-HP1, REMIC, 2.59%, 12/15/26	243	244
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.51%, (1 Month USD LIBOR + 1.43%), 05/15/36 (k)	125	125
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.31%, (1 Month USD LIBOR + 1.23%), 05/15/36 (k)	521	521
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	303	310
Dryden 37 Senior Loan Fund
Series 2020-AR-85A, 0.00%, (3 Month USD LIBOR + 1.15%), 10/15/35 (k)	738	738
Dryden 78 CLO Ltd
Series 2020-A-78A, 1.31%, (3 Month USD LIBOR + 1.18%), 04/18/33 (k)	600	600
Dryden 83 CLO, Ltd.
Series 2020-A-83A, 1.35%, (3 Month USD LIBOR + 1.22%), 01/18/32 (k)	560	560

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Dryden 85 CLO Ltd
Series 2020-A1-85A, 1.48%, (3 Month USD LIBOR + 1.35%), 10/15/32 (k)	868	868
Dryden Senior Loan Fund
Series 2019-A1-76A, 1.46%, (3 Month USD LIBOR + 1.33%), 10/20/32 (k)	876	876
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 1.38%, (3 Month USD LIBOR + 1.25%), 01/17/34 (k)	270	270
Eaton Vance CLO 2020-2 Ltd
Series 2020-A1-2A, 1.50%, (3 Month USD LIBOR + 1.37%), 10/15/32 (k)	1,300	1,301
Enterprise Fleet Financing, LLC
Series 2021-A2-1, REMIC, 0.44%, 06/20/24	800	800
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 1.17%, (1 Month USD LIBOR + 1.08%), 07/17/23 (k)	567	569
Series 2021-B-ESH, REMIC, 1.48%, (1 Month USD LIBOR + 1.38%), 07/17/23 (k)	323	325
Series 2021-C-ESH, REMIC, 1.80%, (1 Month USD LIBOR + 1.70%), 07/17/23 (k)	238	239
Series 2021-D-ESH, REMIC, 2.35%, (1 Month USD LIBOR + 2.25%), 07/17/23 (k)	478	483
Flatiron CLO 19 Ltd
Series 2019-A-1A, 1.44%, (3 Month USD LIBOR + 1.32%), 11/16/32 (k)	867	867
Flatiron CLO 21 Ltd
Series 2021-A1-1A, 1.24%, (3 Month USD LIBOR + 1.11%), 07/19/34 (k)	651	652
Flatiron CLO Ltd
Series 2020-A-1A, 1.43%, (3 Month USD LIBOR + 1.30%), 11/21/33 (k)	1,200	1,202
GS Mortgage Securities Corp II
Series 2021-A-IP, 0.00%, (1 Month USD LIBOR + 0.95%), 10/15/23 (k)	710	710
Series 2021-B-IP, 0.00%, (1 Month USD LIBOR + 1.15%), 10/15/23 (k)	110	110
Series 2021-C-IP, 0.00%, (1 Month USD LIBOR + 1.55%), 10/15/23 (k)	100	100
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/07/23	339	357
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 0.78%, (1 Month USD LIBOR + 0.70%), 03/15/23 (k)	1,073	1,074
Series 2021-B-BMR, REMIC, 0.96%, (1 Month USD LIBOR + 0.88%), 03/15/23 (k)	259	259
Series 2021-C-BMR, REMIC, 1.18%, (1 Month USD LIBOR + 1.10%), 03/15/23 (k)	163	163
Series 2021-D-BMR, REMIC, 1.48%, (1 Month USD LIBOR + 1.40%), 03/15/23 (k)	227	227
Series 2021-E-BMR, REMIC, 1.83%, (1 Month USD LIBOR + 1.75%), 03/15/23 (k)	198	198
Lucali Limited
Series 2020-A-1A, 1.39%, (3 Month USD LIBOR + 1.21%), 01/18/33 (k)	640	640
Madison Park Funding Ltd
Series 2021-A-50A, 1.33%, (3 Month USD LIBOR + 1.14%), 04/19/34 (k)	1,340	1,343
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 1.06%, (3 Month USD LIBOR + 0.92%), 01/24/28 (k)	639	640
Madison Park Funding XLV Ltd
Series 2020-AR-45A, 1.25%, (3 Month USD LIBOR + 1.12%), 07/17/34 (k)	653	654
Madison Park Funding XXXII Ltd
Series 2018-A2R-32A, 1.34%, (3 Month USD LIBOR + 1.20%), 01/22/31 (k)	290	290
Madison Park Funding XXXIII, Ltd.
Series 2019-A-33A, 1.46%, (3 Month USD LIBOR + 1.33%), 10/15/32 (k)	426	427
Magnetite XXI, Limited
Series 2019-AR-21A, 1.15%, (3 Month USD LIBOR + 1.02%), 04/20/34 (k)	920	922
Magnetite XXIII, Limited
Series 2019-A-23A, 1.43%, (3 Month USD LIBOR + 1.30%), 10/25/32 (k)	7,500	7,502
Magnetite XXIV, Limited
Series 2019-A-24A, 1.46%, (3 Month USD LIBOR + 1.33%), 01/18/33 (k)	1,305	1,306
Magnetite XXIX, Limited
Series 2021-A-29A, 1.12%, (3 Month USD LIBOR + 0.99%), 01/17/34 (k)	1,150	1,150
Magnetite XXVII Ltd
Series 2020-AR-27A, 1.27%, (3 Month USD LIBOR + 1.14%), 10/20/34 (k)	250	250
Marlette Funding Trust
Series 2019-A-4A, REMIC, 2.39%, 12/15/29	59	60
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 0.80%, (1 Month USD LIBOR + 0.70%), 07/15/38 (k)	603	604
Milos CLO Ltd
Series 2017-AR-1A, 1.20%, (3 Month USD LIBOR + 1.07%), 10/21/30 (k)	915	915
Morgan Stanley Capital I Trust
Series 2019-A-NUGS, REMIC, 2.45%, (1 Month USD LIBOR + 0.95%), 12/15/21 (k)	900	902
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,213
Series 2019-B-MEAD, REMIC, 3.28%, 11/13/24 (k)	168	172
Series 2019-C-MEAD, REMIC, 3.28%, 11/13/24 (k)	161	163
Nationstar HECM Loan Trust 2020-1
Series 2020-A1-1A, 1.27%, 03/25/23	386	387
Navient Private Education Refi Loan Trust
Series 2016-A-5A, 1.34%, (1 Month USD LIBOR + 1.25%), 12/25/28 (k)	7,293	7,467
Navient Student Loan Trust
Series 2016-A-7A, 1.24%, (1 Month USD LIBOR + 1.15%), 12/25/28 (k)	3,240	3,297
Peace Park CLO Ltd
Series 2021-A-1A, 1.25%, (3 Month USD LIBOR + 1.13%), 10/20/34 (k)	353	353
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,439	1,480
Series 2019-A2-1A, 3.86%, 12/05/49 (d)	649	668
Prima Capital CRE Securitization
Series 2021-A-9A, 1.54%, 12/15/37 (k)	594	594
Series 2021-B-9A, 1.89%, 12/15/37 (k)	313	313
Rockland Park Limited
Series 2021-A-1A, 1.25%, (3 Month USD LIBOR + 1.12%), 04/20/34 (k)	1,241	1,242
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	726	720
Series 2020-B-1A, 4.34%, 03/15/27	234	214
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	931
Series 2020-2C-1, 1.88%, 01/15/26	365	372
Series 2020-2C-2, 2.33%, 01/15/28	279	286
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (e)	727	721
Silverstone Master Issuer PLC
Series 2019-1A-1A, 0.70%, (3 Month USD LIBOR + 0.57%), 01/21/70 (e) (k)	287	287
Symphony CLO XXIII, Ltd.
Series 2020-A-23A, 1.45%, (3 Month USD LIBOR + 1.32%), 01/17/34 (k)	750	751
Symphony CLO XXV, Ltd.
Series 2021-A-25A, 1.17%, (3 Month USD LIBOR + 0.98%), 04/19/34 (k)	1,153	1,154
Symphony CLO XXVI Ltd
Series 2021-AR-26A, 1.17%, (3 Month USD LIBOR + 1.08%), 04/20/33 (k)	1,010	1,009
Taconic Park CLO Ltd
Series 2016-A1R-1A, 1.13%, (3 Month USD LIBOR + 1.00%), 01/22/29 (k)	606	606
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (e)	1,091	1,080
Upstart Securitization Trust 2021-1
Series 2021-A-1, 0.87%, 03/20/31	99	100
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,051	1,047
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	70

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Voya CLO 2020-1 Ltd
Series 2020-AR-1A, 1.27%, (3 Month USD LIBOR + 1.15%), 07/17/34 (k)	604	604
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 1.25%, (3 Month USD LIBOR + 1.16%), 07/19/34 (k)	598	598
Voya CLO 2020-3 Ltd
Series 2020-A1-3A, 1.43%, (3 Month USD LIBOR + 1.30%), 10/20/31 (k)	1,600	1,600
Series 2020-AR-3A, 0.00%, (3 Month USD LIBOR + 1.15%), 10/20/34 (k)	1,189	1,189
Wells Fargo Commercial Mortgage Trust
Series 2021-A-FCMT, REMIC, 1.30%, (1 Month USD LIBOR + 1.20%), 05/15/26 (k)	688	688
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	611
Total Non-U.S. Government Agency Asset-Backed Securities (cost $112,365)		112,864
SENIOR FLOATING RATE INSTRUMENTS 6.0%
Consumer Discretionary 1.4%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 11/14/26 (k)	246	242
Academy, Ltd.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/05/27 (k)	123	123
ACProducts, Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 05/17/28 (k)	150	149
Adient US LLC
2021 Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 04/30/28 (k)	95	95
Adtalem Global Education Inc.
2021 Term Loan B, 5.25%, (1 Month USD LIBOR + 4.50%), 02/11/28 (k)	180	180
Advantage Sales & Marketing, Inc.
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.25%), 10/31/27 (k)	229	230
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 06/17/28 (k)	76	76
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/01/26 (k)	74	74
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 07/30/28 (k)	168	168
Anastasia Parent, LLC
2018 Term Loan B, 3.90%, (3 Month USD LIBOR + 3.75%), 08/03/25 (k)	244	205
AP Core Holdings, II LLC
Amortization Term Loan B1, 6.25%, (1 Month USD LIBOR + 5.50%), 07/21/27 (k)	55	55
High-Yield Term Loan B2, 6.25%, (1 Month USD LIBOR + 5.50%), 07/21/27 (k)	55	55
Apro, LLC
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/14/26 (k)	158	158
Aramark Services, Inc.
2019 Term Loan B4, 1.83%, (1 Month USD LIBOR + 1.75%), 12/04/26 (k)	117	114
Aristocrat Leisure Limited
2018 1st Lien Term Loan, 1.88%, (3 Month USD LIBOR + 1.75%), 10/19/24 (k)	76	76
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/19/24 (k)	35	35
At Home Group Inc.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 12/31/24 (k)	70	70
Bombardier Recreational Products, Inc.
2020 Term Loan, 2.09%, (1 Month USD LIBOR + 2.00%), 05/24/27 (k)	55	54
Boyd Gaming Corporation
Term Loan B3, 2.32%, (3 Month USD LIBOR + 2.25%), 09/15/23 (k)	88	88
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 12/23/24 (k)	652	648
2020 Term Loan B1, 3.58%, (3 Month USD LIBOR + 3.50%), 06/19/25 (k)	936	936
Canada Goose Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 10/07/27 (k)	64	65
Canister International Group Inc.
Term Loan B, 4.83%, (1 Month USD LIBOR + 4.75%), 12/21/26 (k)	123	123
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (k)	134	133
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 02/07/26 (k)	173	172
CCM Merger, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 11/06/25 (k)	61	61
City Football Group Limited
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 07/08/28 (k)	385	383
Clarios Global LP
2021 USD Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 04/30/26 (k)	127	127
Conservice Midco, LLC
2020 Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 05/07/27 (k)	64	64
CWGS Group, LLC
2021 Term Loan B, 3.25%, (1 Month USD LIBOR + 2.50%), 05/25/28 (k)	17	17
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 05/25/28 (k)	177	176
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (k)	430	428
ECL Entertainment, LLC
Term Loan, 8.25%, (1 Month USD LIBOR + 7.50%), 03/31/28 (k)	80	82
Empire Today, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.00%), 04/01/28 (k) (r)	80	79
Employbridge LLC
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 07/16/28 (k)	145	144
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 03/08/24 (k)	487	450
2017 2nd Lien Term Loan, 8.50%, (3 Month USD LIBOR + 7.00%), 09/08/24 (k)	30	26
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/24/26 (k)	139	139
Global Education Management Systems Establishment
Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 07/30/26 (k)	216	216
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 06/10/24 (k)	560	557
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (k)	588	585
2020 Initial Term Loan, 13.00%, (3 Month USD LIBOR + 12.00%), 10/04/23 (j) (k)	35	38
Great Outdoors Group, LLC
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/26/28 (k)	1,945	1,951
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 3.00%, (3 Month USD LIBOR + 2.50%), 03/16/27 (k)	95	95
Hayward Industries, Inc.
2021 Term Loan, 3.00%, (1 Month USD LIBOR + 2.50%), 05/14/28 (k)	110	109

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Herschend Entertainment Company, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 08/18/28 (k)	55	55
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 05/20/28 (k)	305	306
Hunter Fan Company
2021 Term Loan, 5.88%, (3 Month USD LIBOR + 5.00%), 04/08/28 (k)	80	80
J&J Ventures Gaming, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 04/07/28 (k)	110	110
Jo-Ann Stores, Inc.
2021 Term Loan B1, 5.50%, (3 Month USD LIBOR + 4.75%), 06/30/28 (k)	70	68
JP Intermediate B, LLC
Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 11/20/25 (k)	163	153
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (k)	68	67
KNS Acquisition Corp.
Term Loan, 7.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (k)	70	70
KUEHG Corp.
2018 Incremental Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/21/25 (k)	239	236
Lakeshore Intermediate, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 09/20/28 (k) (r)	55	55
LBM Acquisition LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (k)	135	133
Learning Care Group (US) No. 2 Inc.
2020 Incremental Term Loan, 9.50%, (3 Month USD LIBOR + 8.50%), 03/13/25 (k)	75	75
Les Schwab Tire Centers
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 10/26/27 (k)	154	154
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (k)	224	225
MajorDrive Holdings IV LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 05/12/28 (k)	95	95
Mattress Firm, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 09/21/28 (k) (r)	100	100
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (k)	190	190
Midas Intermediate Holdco II, LLC
2020 Term Loan B, 7.50%, (3 Month USD LIBOR + 6.75%), 12/16/25 (k)	90	85
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (k)	210	223
Murphy USA Inc
Term Loan B, 2.25%, (3 Month USD LIBOR + 1.75%), 01/21/28 (k)	120	120
Oravel Stays Singapore Pte. Ltd.
Term Loan B, 9.00%, (3 Month USD LIBOR + 8.25%), 06/02/26 (k)	70	74
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 6.33%, (1 Month USD LIBOR + 6.25%), 03/01/26 (k)	39	39
PCI Gaming Authority
Term Loan, 2.58%, (1 Month USD LIBOR + 2.50%), 05/15/26 (k)	73	73
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (3 Month USD LIBOR + 2.25%), 08/15/25 (k)	61	61
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (k)	90	90
Pure Fishing, Inc.
Term Loan, 4.58%, (1 Month USD LIBOR + 4.50%), 12/14/25 (k)	124	121
Recorded Books Inc.
2021 Term Loan, 4.08%, (1 Month USD LIBOR + 4.00%), 08/29/25 (k)	60	60
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 3.37%, (1 Month USD LIBOR + 3.25%), 02/04/28 (k)	110	110
Rodan & Fields, LLC
2018 Term Loan B, 4.08%, (3 Month USD LIBOR + 4.00%), 06/07/25 (k)	55	40
Samsonite International S.A.
2020 Incremental Term Loan B2, 3.75%, (3 Month USD LIBOR + 3.00%), 04/25/25 (k)	90	88
Scientific Games International, Inc.
2018 Term Loan B5, 2.83%, (1 Month USD LIBOR + 2.75%), 08/14/24 (k)	150	149
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 08/12/28 (k)	85	85
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (k)	185	197
SMG US Midco 2, Inc.
2020 Term Loan, 2.58%, (3 Month USD LIBOR + 2.50%), 01/23/25 (k)	14	14
2020 Term Loan, 2.63%, (3 Month USD LIBOR + 2.50%), 01/23/25 (k)	35	34
Sotheby's
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 01/15/27 (k)	115	115
Spin Holdco Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 02/26/28 (k)	474	475
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/20/28 (k)	345	345
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 2.38%, (3 Month USD LIBOR + 3.50%), 06/29/25 (k)	256	255
Station Casinos LLC
2020 Term Loan B, 2.50%, (1 Month USD LIBOR + 2.25%), 01/30/27 (k)	311	308
TGP Holdings III, LLC
2021 Delayed Draw Term Loan , 0.00%, 06/24/28 (r)	7	7
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 06/24/28 (k)	54	54
Thor Industries, Inc.
2021 USD Term Loan, 3.13%, (1 Month USD LIBOR + 3.00%), 02/01/26 (k)	130	130
TKC Holdings, Inc.
2021 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 05/03/28 (k)	95	94
Tory Burch LLC
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (k)	115	115
Truck Hero, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 01/20/28 (k)	124	124
Twin River Worldwide Holdings, Inc.
2020 Incremental Term Loan B1, 9.00%, (3 Month USD LIBOR + 8.00%), 05/10/25 (k)	89	93
Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 08/05/28 (k) (r)	255	255
UFC Holdings, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 04/29/26 (k) (r)	30	30
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.75%), 04/29/26 (k)	36	36
United PF Holdings, LLC
2019 1st Lien Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 12/30/26 (k)	127	124
2020 Incremental Term Loan, 9.50%, (3 Month USD LIBOR + 8.50%), 12/30/26 (j) (k)	30	30
Victoria's Secret & Co.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 06/30/28 (k)	75	75

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Weber-Stephen Products LLC
Term Loan B, 5.50%, (3 Month USD LIBOR + 3.25%), 10/20/27 (k)	102	102
Whatabrands LLC
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 07/21/28 (k)	260	260
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 08/19/23 (k)	256	256
WOOF Holdings, Inc
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/16/27 (k)	124	124
WW International, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/13/28 (k)	135	134
		17,427
Information Technology 0.9%
A&V Holdings Midco, LLC
2020 Term Loan B, 6.37%, (3 Month USD LIBOR + 5.38%), 03/10/27 (j) (k)	92	92
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (k)	396	394
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (k)	170	171
AppLovin Corporation
2018 Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 08/18/25 (k)	347	347
Aptean, Inc.
2019 Term Loan, 4.33%, (1 Month USD LIBOR + 4.25%), 04/23/26 (k)	124	123
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (k)	198	197
Array Technologies, Inc.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 10/07/27 (k)	176	176
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (k)	147	146
2020 Incremental Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 07/12/24 (k)	104	104
Banff Merger Sub Inc
2021 USD Term Loan, 3.83%, (3 Month USD LIBOR + 3.75%), 10/01/25 (k)	158	157
Cabot Microelectronics Corporation
2019 Term Loan B1, 2.13%, (1 Month USD LIBOR + 2.00%), 11/14/25 (k)	235	235
CCC Intelligent Solutions Inc.
Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 09/16/28 (k)	75	75
Ceridian HCM Holding Inc.
2018 Term Loan B, 2.57%, (3 Month USD LIBOR + 2.50%), 04/05/25 (k)	182	180
Cloudera, Inc.
Term Loan B, 3.25%, (1 Month USD LIBOR + 2.50%), 12/22/27 (k)	99	99
CommerceHub, Inc.
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/02/27 (k)	124	124
CommScope, Inc.
2019 Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 02/07/26 (k)	490	487
Connectwise, LLC
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 09/23/28 (k) (r)	185	185
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (k)	265	265
Cvent, Inc.
1st Lien Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 11/30/24 (k)	74	74
DCert Buyer, Inc.
2019 Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 07/31/26 (k)	341	341
2021 2nd Lien Term Loan, 7.08%, (1 Month USD LIBOR + 7.00%), 02/16/29 (k)	65	65
Dell International L.L.C.
2021 Term Loan B, 2.00%, (1 Month USD LIBOR + 1.75%), 09/19/25 (k)	132	132
Emerald TopCo Inc
Term Loan, 3.58%, (3 Month USD LIBOR + 3.50%), 07/16/26 (k)	—	—
Term Loan, 3.63%, (3 Month USD LIBOR + 3.50%), 07/16/26 (k)	173	171
Epicor Software Corporation
2020 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/21/27 (k)	139	139
EVO Payments International LLC
2018 1st Lien Term Loan, 3.34%, (3 Month USD LIBOR + 3.25%), 12/22/23 (k)	156	156
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (k)	99	99
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.83%, (3 Month USD LIBOR + 1.75%), 02/15/24 (k)	186	186
2021 Term Loan B4, 2.08%, (3 Month USD LIBOR + 2.00%), 08/10/27 (k)	124	123
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (k)	175	175
GT Polaris, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/24/27 (k)	129	129
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (k)	212	212
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 12/31/24 (k)	74	75
Imprivata, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 11/24/27 (k)	124	124
Liftoff Mobile, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/23/28 (k) (r)	125	125
MA FinanceCo., LLC
USD Term Loan B3, 2.83%, (3 Month USD LIBOR + 2.75%), 04/19/24 (k)	14	14
2020 USD Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 05/28/25 (k)	49	49
McAfee, LLC
2018 USD Term Loan B, 3.84%, (3 Month USD LIBOR + 3.75%), 09/29/24 (k)	411	411
MH Sub I, LLC
2017 1st Lien Term Loan, 3.58%, (3 Month USD LIBOR + 3.50%), 08/09/24 (k)	99	98
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 08/16/24 (k) (r)	65	65
2021 2nd Lien Term Loan, 6.34%, (1 Month USD LIBOR + 6.25%), 02/12/29 (k)	20	20
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 09/04/25 (k)	24	24
Nielsen Consumer Inc.
2021 USD Term Loan B, 4.08%, (3 Month USD LIBOR + 4.00%), 02/05/28 (k)	89	89
Osmosis Debt Merger Sub, Inc.
2021 1st Lien Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (k) (r)	9	9
Park Place Technologies, LLC
2020 Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 11/10/27 (k) (r)	25	25
2020 Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 11/10/27 (k)	75	75
Paysafe Group Holdings II Limited
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 06/10/28 (k) (r)	25	25
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	682	682

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Press Ganey Holdings, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 07/25/26 (k)	69	70
Project Boost Purchaser, LLC
2019 Term Loan B, 3.58%, (3 Month USD LIBOR + 3.50%), 05/22/26 (k)	55	55
Proofpoint, Inc.
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 06/09/28 (k)	345	343
Rackspace Technology Global, Inc.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (k)	314	311
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (k)	195	194
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.33%, (3 Month USD LIBOR + 3.25%), 05/21/25 (k)	114	113
Sabre GLBL Inc.
2021 Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.50%), 12/17/27 (k)	48	48
2021 Term Loan B2, 4.00%, (3 Month USD LIBOR + 3.50%), 12/17/27 (k)	77	76
Seattle Spinco, Inc.
USD Term Loan B3, 2.83%, (3 Month USD LIBOR + 2.75%), 04/19/24 (k)	308	304
Signal Parent, Inc
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 03/24/28 (k) (r)	80	79
Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/24/28 (k)	80	79
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (k)	213	214
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.83%, (1 Month USD LIBOR + 1.75%), 02/27/25 (k)	214	212
SS&C Technologies Inc.
2018 Term Loan B3, 1.83%, (1 Month USD LIBOR + 1.75%), 02/27/25 (k)	283	279
2018 Term Loan B5, 1.83%, (1 Month USD LIBOR + 1.75%), 04/15/25 (k)	118	117
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (k)	148	149
TTM Technologies, Inc.
2017 Term Loan, 2.59%, (3 Month USD LIBOR + 2.50%), 09/28/24 (k)	126	126
Ultimate Software Group Inc(The)
Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 04/08/26 (k)	54	54
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (k)	768	769
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (k)	125	127
Virgin Pulse, Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 03/30/28 (k)	75	75
VS Buyer, LLC
Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 02/19/27 (k)	183	183
WEX Inc.
2021 Term Loan, 2.33%, (1 Month USD LIBOR + 2.25%), 04/01/28 (k)	70	69
Xperi Corporation
2020 Term Loan B, 3.58%, (3 Month USD LIBOR + 3.50%), 06/01/25 (k)	77	76
		11,591
Industrials 0.9%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (k)	255	264
ADS Tactical, Inc.
2021 Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 03/04/28 (k)	146	147
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (k)	110	110
AIT Worldwide Logistics, Inc
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/01/28 (k)	80	80
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (k)	196	197
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/04/28 (k)	75	75
Altra Industrial Motion Corp.
2018 Term Loan B, 2.08%, (1 Month USD LIBOR + 2.00%), 09/26/25 (k)	177	176
Amentum Government Services Holdings LLC
Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 01/24/27 (k)	149	147
2020 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/03/27 (k)	124	125
American Trailer World Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/17/28 (k)	120	119
Anticimex International AB
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 07/21/28 (k) (r)	90	90
APi Group DE, Inc.
Term Loan B, 2.58%, (1 Month USD LIBOR + 2.50%), 09/25/26 (k)	119	118
APX Group, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 07/01/28 (k) (r)	30	30
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 07/01/28 (k)	85	85
Artera Services, LLC
Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/06/25 (k)	95	94
AVSC Holding Corp.
2020 Term Loan B1, 3.37%, (3 Month USD LIBOR + 3.25%), 12/05/25 (k)	175	155
Berry Global, Inc.
2021 Term Loan Z, 1.86%, (3 Month USD LIBOR + 1.75%), 07/01/26 (k)	185	184
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (k)	261	259
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (k)	68	67
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 08/01/25 (k)	512	508
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (k)	437	438
Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 10/31/26 (k)	133	132
Cimpress Public Limited Company
USD Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/29/28 (k)	100	100
Clean Harbors, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 2.00%), 09/21/28 (k) (r)	40	40
CNT Holdings I Corp
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/16/27 (k)	149	149
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (k)	12	12
2021 Delayed Draw Term Loan , 4.50%, (3 Month USD LIBOR + 3.75%), 03/04/26 (k)	—	—
2021 Delayed Draw Term Loan , 4.50%, (1 Month USD LIBOR + 3.75%), 03/04/26 (k)	2	2
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 6.75%), 03/18/29 (j) (k)	75	75
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.65%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	171	167
2020 Term Loan B1, 3.65%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	319	311

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
EAB Global, Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 12/31/24 (k) (r)	40	40
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (k)	148	149
Filtration Group Corporation
2018 1st Lien Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 03/27/25 (k)	234	233
First Advantage Holdings, LLC
2021 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 01/31/27 (k)	66	66
First Student Bidco Inc
Term Loan C, 3.50%, (3 Month USD LIBOR + 3.00%), 07/12/28 (k)	44	44
Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 07/13/28 (k)	120	120
Genesee & Wyoming Inc.
Term Loan, 2.15%, (3 Month USD LIBOR + 2.00%), 10/29/26 (k)	84	83
GIP II Blue Holding, L.P.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 09/22/28 (k) (r)	155	155
GIP III Stetson I, L.P
2018 Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 12/06/24 (k)	315	302
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (k)	175	175
Hamilton Holdco, LLC
2018 Term Loan B, 2.15%, (3 Month USD LIBOR + 2.00%), 06/01/25 (k)	120	119
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 10/19/27 (k)	352	352
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 01/21/26 (k)	284	284
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.83%, (1 Month USD LIBOR + 1.75%), 02/05/27 (k)	113	112
Madison IAQ LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 06/15/28 (k)	205	205
MHI Holdings,LLC
Term Loan B, 5.08%, (3 Month USD LIBOR + 5.00%), 09/18/26 (k)	129	129
Pike Corporation
2021 Incremental Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 01/15/28 (k)	101	101
Polaris Newco LLC
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 06/03/28 (k)	360	361
Resideo Funding Inc.
2021 Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 02/09/28 (k)	54	54
2021 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 02/09/28 (k)	20	20
Reynolds Group Holdings Inc.
2020 Term Loan B2, 3.33%, (3 Month USD LIBOR + 3.25%), 02/03/26 (k)	28	28
2020 Term Loan B2, 3.33%, (1 Month USD LIBOR + 3.25%), 02/03/26 (k)	131	130
Standard Industries Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 08/05/28 (k) (r)	135	135
TransDigm, Inc.
2020 Term Loan F, 2.33%, (1 Month USD LIBOR + 2.25%), 06/09/23 (k)	975	963
2020 Term Loan E, 2.33%, (1 Month USD LIBOR + 2.25%), 05/30/25 (k)	79	78
Uber Technologies, Inc.
2021 Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 02/16/27 (k)	522	521
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (k)	388	390
USI, Inc.
2017 Repriced Term Loan, 3.15%, (3 Month USD LIBOR + 3.00%), 05/16/24 (k)	365	362
USIC Holdings, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 05/06/28 (k)	105	105
Ventia Deco LLC
2016 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/21/22 (k)	121	122
Vertical US Newco Inc
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 07/29/27 (k)	99	99
Vertiv Group Corporation
2021 Term Loan B, 2.83%, (3 Month USD LIBOR + 2.75%), 03/02/27 (k)	390	387
VM Consolidated, Inc.
2021 Term Loan B, 3.40%, (3 Month USD LIBOR + 3.25%), 03/19/28 (k)	184	184
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 07/22/28 (k)	125	125
WP CPP Holdings, LLC
2018 Term Loan , 4.75%, (3 Month USD LIBOR + 3.75%), 04/30/25 (k)	123	119
Zekelman Industries, Inc.
2020 Term Loan, 2.08%, (1 Month USD LIBOR + 2.00%), 01/17/27 (k)	97	96
		11,404
Communication Services 0.9%
ABG Intermediate Holdings 2 LLC
2020 Incremental Term Loan, 6.25%, (3 Month USD LIBOR + 5.25%), 09/29/24 (k)	30	30
Adevinta ASA
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 01/01/27 (k)	90	90
Allen Media, LLC
2020 Term Loan B, 5.65%, (3 Month USD LIBOR + 5.50%), 02/05/27 (k)	440	439
Altice France S.A.
USD Term Loan B12, 3.81%, (3 Month USD LIBOR + 3.69%), 01/31/26 (k)	977	968
Aristocrat Technologies, Inc.
2018 1st Lien Term Loan, 1.88%, (3 Month USD LIBOR + 1.75%), 10/19/24 (k)	49	49
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (k)	49	49
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (k)	156	157
CenturyLink, Inc.
2020 Term Loan B, 2.33%, (3 Month USD LIBOR + 2.25%), 03/15/27 (k)	109	107
Charter Communications Operating, LLC
2019 Term Loan B2, 1.84%, (1 Month USD LIBOR + 1.75%), 02/01/27 (k)	628	624
Cologix, Inc.
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 04/01/28 (k)	130	130
Connect Finco Sarl
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 12/11/26 (k)	193	193
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (k)	61	61
Coral-US Co-Borrower LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 09/23/29 (k) (r)	55	55
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 2.33%, (1 Month USD LIBOR + 2.25%), 01/22/28 (k)	290	286
CSC Holdings, LLC
2017 Term Loan B1, 2.33%, (1 Month USD LIBOR + 2.25%), 07/15/25 (k)	480	472
2018 Incremental Term Loan, 2.33%, (1 Month USD LIBOR + 2.25%), 01/31/26 (k)	40	39

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Diamond Sports Group, LLC
Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 08/24/26 (k)	508	315
DirecTV Financing, LLC
Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 07/22/27 (k)	245	245
E.W. Scripps Company (The)
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (k)	100	100
Frontier Communications Corp.
2021 DIP Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/08/27 (k)	524	523
Gannett Holdings LLC
2021 Term Loan B, 7.75%, (3 Month USD LIBOR + 7.00%), 01/29/26 (k)	55	55
GTT Communications, Inc.
2018 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 04/06/25 (k) (r)	167	141
2018 USD Term Loan B, 2.90%, (3 Month USD LIBOR + 2.75%), 04/27/25 (k)	197	166
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 10/13/22 (k) (r)	98	99
2021 DIP Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/13/22 (k)	490	493
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (k)	1,000	1,011
2017 Term Loan B4, 8.75%, (PRIME + 5.50%), 01/14/24 (k)	25	25
Iridium Satellite LLC
2021 Term Loan B2, 3.25%, (1 Month USD LIBOR + 2.50%), 11/04/26 (k)	89	89
LCPR Loan Financing LLC
2021 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 09/25/28 (k)	80	80
Level 3 Financing Inc.
2019 Term Loan B, 1.83%, (1 Month USD LIBOR + 1.75%), 03/01/27 (k)	247	244
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.59%, (3 Month USD LIBOR + 2.50%), 06/13/26 (k)	265	265
Northwest Fiber, LLC
2021 Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 04/30/27 (k)	173	172
Playtika Holding Corp
2021 Term Loan, 2.83%, (1 Month USD LIBOR + 2.75%), 03/11/28 (k)	184	184
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (k)	402	401
Red Ventures, LLC
2020 Term Loan B2, 2.58%, (1 Month USD LIBOR + 2.50%), 11/08/24 (k)	211	209
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 11/08/24 (k)	60	59
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (k)	197	188
2017 2nd Lien Term Loan, 9.25%, (3 Month USD LIBOR + 8.25%), 06/30/25 (k)	150	137
Sinclair Television Group Inc.
Term Loan B2B, 2.59%, (1 Month USD LIBOR + 2.50%), 07/18/26 (k)	88	87
Springer Nature Deutschland GmbH
2021 USD Term Loan B18, 3.75%, (1 Month USD LIBOR + 3.00%), 08/14/26 (k)	332	332
SRAM, LLC
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 05/12/28 (k)	134	133
Telesat Canada
Term Loan B5, 2.86%, (3 Month USD LIBOR + 2.75%), 11/22/26 (k)	118	107
Terrier Media Buyer, Inc.
2021 Term Loan, 3.58%, (1 Month USD LIBOR + 3.50%), 12/17/26 (k)	512	511
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (k)	151	150
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/06/28 (k) (r)	220	219
Virgin Media Bristol LLC
USD Term Loan N, 2.58%, (1 Month USD LIBOR + 2.50%), 10/03/27 (k)	125	124
Windstream Services, LLC
2020 Exit Term Loan B, 7.25%, (1 Month USD LIBOR + 6.25%), 08/24/27 (k)	128	129
Zayo Group Holdings, Inc.
USD Term Loan , 3.08%, (1 Month USD LIBOR + 3.00%), 02/18/27 (k)	499	495
		11,237
Health Care 0.6%
AEA International Holdings (Lux) S.a.r.l.
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 08/05/28 (k)	60	60
AHP Health Partners, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 08/23/28 (k)	60	60
ANCR Holdings Inc.
Term Loan, 14.00%, (3 Month USD LIBOR + 13.00%), 10/17/22 (k) (o)	129	129
Athenahealth, Inc.
2021 Term Loan B1, 4.38%, (3 Month USD LIBOR + 4.25%), 02/11/26 (k)	601	602
Avantor Funding, Inc.
2021 Term Loan B5, 2.75%, (1 Month USD LIBOR + 2.25%), 11/08/27 (k)	124	125
Aveanna Healthcare LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 3.75%), 06/30/28 (k) (r)	12	12
Aveanna Healthcare, LLC
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 12/31/24 (k)	53	53
Bausch Health Companies Inc.
Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 11/26/25 (k)	255	255
CHG Healthcare Services, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 09/22/28 (k) (r)	80	80
Da Vinci Purchaser Corp.
2019 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 12/10/26 (k)	277	278
DaVita, Inc.
2020 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 07/30/26 (k)	122	122
Elanco Animal Health Incorporated
Term Loan B, 1.84%, (3 Month USD LIBOR + 1.75%), 02/04/27 (k)	363	358
Ensemble RCM, LLC
Term Loan, 3.88%, (3 Month USD LIBOR + 3.75%), 07/24/26 (k)	148	148
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (k)	576	577
Global Medical Response, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/24/25 (k)	—	—
Help At Home, Inc.
2020 Delayed Draw Term Loan, 5.14%, (3 Month USD LIBOR + 5.00%), 10/20/27 (k)	7	7
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.00%), 10/20/27 (k)	53	53
Horizon Therapeutics USA Inc.
2021 Term Loan B, 2.50%, (1 Month USD LIBOR + 2.00%), 02/25/28 (k)	109	109
Hunter Holdco 3 Limited
USD Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 08/05/28 (k)	130	130
ICON Luxembourg S.A.R.L.
LUX Term Loan, 3.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (k)	443	445
US Term Loan, 3.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (k)	110	111
Insulet Corporation
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 04/29/28 (k)	140	140

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (k)	359	360
Lonza Group AG
USD Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 04/29/28 (k)	90	90
Mamba Purchaser, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/29/28 (k) (r)	55	55
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/15/27 (k)	160	161
MED ParentCo LP
1st Lien Term Loan, 4.33%, (1 Month USD LIBOR + 4.25%), 08/01/26 (k)	89	88
2nd Lien Term Loan, 8.33%, (1 Month USD LIBOR + 8.25%), 07/31/27 (k)	35	35
Mozart Debt Merger Sub Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 09/30/28 (k) (r)	665	663
Organon & Co
USD Term Loan , 3.50%, (3 Month USD LIBOR + 3.00%), 04/07/28 (k)	355	356
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/25/27 (k)	85	85
Parexel International Corporation
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 08/10/28 (k) (r)	280	280
Pathway Vet Alliance LLC
2021 Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 03/31/27 (k)	108	108
PetIQ, LLC
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 04/07/28 (j) (k)	120	119
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 4.12%, (3 Month USD LIBOR + 4.00%), 06/20/26 (k)	125	125
PPD, Inc.
Initial Term Loan, 2.50%, (1 Month USD LIBOR + 2.00%), 01/06/28 (k)	249	248
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (k)	12	12
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (k)	58	58
2018 1st Lien Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (k)	56	56
Radnet Management, Inc.
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 04/15/28 (k)	60	60
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 3.00%), 04/15/28 (k)	—	—
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 11/09/25 (k)	272	272
Rockwood Service Corporation
2020 Term Loan, 4.08%, (1 Month USD LIBOR + 4.00%), 12/21/26 (k)	159	159
Surgery Center Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 08/31/26 (k)	107	107
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 06/16/24 (k)	239	239
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 09/22/28 (k) (r)	180	180
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/11/26 (k)	233	233
Upstream Rehabilition, Inc.
2021 Term Loan, 4.33%, (1 Month USD LIBOR + 4.25%), 11/20/26 (k)	145	145
US Radiology Specialists, Inc.
2020 Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 12/10/27 (k)	74	75
Zelis Healthcare Corporation
2021 Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 09/30/26 (k)	123	122
		8,345
Financials 0.6%
Acrisure, LLC
2020 Term Loan B, 3.61%, (3 Month USD LIBOR + 3.50%), 01/30/27 (k)	375	371
AlixPartners, LLP
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 02/04/28 (k)	159	159
Alliant Holdings Intermediate, LLC
2020 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.75%), 10/09/27 (k)	337	337
Amerilife Holdings LLC
2020 Term Loan, 4.09%, (1 Month USD LIBOR + 4.00%), 02/06/27 (k)	168	167
AmWINS Group, Inc.
2021 Term Loan B, 3.00%, (3 Month USD LIBOR + 2.25%), 02/16/28 (k)	195	193
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 02/16/28 (k)	35	34
AssuredPartners, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 02/12/27 (k)	74	74
2020 Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 02/13/27 (k)	79	78
Asurion LLC
2020 Term Loan B8, 3.33%, (1 Month USD LIBOR + 3.25%), 12/31/23 (k)	1,332	1,311
2021 Term Loan B9, 3.33%, (1 Month USD LIBOR + 3.25%), 02/05/28 (k)	164	162
2021 2nd Lien Term Loan B3, 5.33%, (1 Month USD LIBOR + 5.25%), 02/05/28 (k)	270	269
2021 Second Lien Term Loan B4, 5.33%, (1 Month USD LIBOR + 5.25%), 01/15/29 (k)	145	144
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1 Month USD LIBOR + 1.75%), 01/15/25 (k)	82	82
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (k)	151	150
Blucora, Inc.
2017 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/22/24 (k)	124	125
Buzz Merger Sub Ltd
Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 01/29/27 (k)	25	25
2020 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/27 (k)	35	35
Citadel Securities LP
2021 Term Loan B, 2.58%, (1 Month USD LIBOR + 2.50%), 02/01/28 (k)	219	217
Crown Finance US, Inc.
2020 Term Loan B1, 7.00%, (3 Month USD LIBOR + 7.00%), 05/23/24 (k)	39	48
2021 Incremental Term Loan B1, 9.25%, (3 Month USD LIBOR + 8.25%), 05/23/24 (k)	26	28
2018 USD Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 02/05/25 (k)	284	234
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (k)	163	164
FinCo I LLC
2020 Term Loan B, 2.58%, (1 Month USD LIBOR + 2.50%), 06/27/25 (k)	99	99
Focus Financial Partners, LLC
2020 Term Loan, 2.08%, (1 Month USD LIBOR + 2.00%), 07/03/24 (k)	148	147
Franklin Square Holdings, L.P.
2018 Term Loan B, 2.33%, (1 Month USD LIBOR + 2.25%), 07/26/25 (k)	74	73
Harbourvest Partners, LLC
2018 Term Loan B, 2.38%, (3 Month USD LIBOR + 2.25%), 02/21/25 (k)	146	145
HCRX Investments Holdco, L.P.
Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 07/14/28 (k) (r)	125	125

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Hightower Holdings LLC
2021 Delayed Draw Term Loan , 0.00%, 12/31/24 (r)	16	16
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 04/08/26 (k)	64	64
Hub International Limited
2018 Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 04/25/25 (k)	1	1
2018 Term Loan B, 2.88%, (3 Month USD LIBOR + 2.75%), 04/25/25 (k)	560	555
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (k)	123	123
2018 Term Loan B, 4.02%, (3 Month USD LIBOR + 2.75%), 04/25/25 (k)	—	—
ION Trading Finance Limited
2021 USD Term Loan, 4.92%, (3 Month USD LIBOR + 4.75%), 03/26/28 (k)	330	330
iStar, Inc.
2016 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 06/28/23 (k)	23	22
2016 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 06/28/23 (k)	12	12
Lightstone Holdco LLC
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (k)	237	195
2018 Term Loan C, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (k)	13	11
RLG Holdings, LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 4.25%), 07/02/28 (k) (r)	16	16
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 07/02/28 (k)	64	64
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.83%, (1 Month USD LIBOR + 1.75%), 02/07/27 (k)	172	171
Russell Investments US Inst'l Holdco, Inc.
2020 Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 05/30/25 (k)	125	125
Ryan Specialty Group, LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 07/23/27 (k)	178	178
Superannuation and Investments US LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/23/28 (k) (r)	50	50
Tiger Acquisition, LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/21/28 (k)	110	110
Trans Union, LLC
2019 Term Loan B5, 1.83%, (1 Month USD LIBOR + 1.75%), 11/13/26 (k)	313	311
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 02/28/25 (k)	103	107
2021 Consented Term Loan, 6.90%, (3 Month USD LIBOR + 6.75%), 05/29/26 (k)	90	77
VFH Parent LLC
2019 Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 01/22/26 (k)	156	156
		7,690
Materials 0.3%
American Rock Salt Company LLC
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 06/04/28 (k)	80	80
Arc Falcon I Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/22/28 (k) (r)	90	89
Aruba Investments, Inc.
2020 USD Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/28/27 (k)	85	85
2020 2nd Lien Term Loan, 8.50%, (3 Month USD LIBOR + 7.75%), 10/28/28 (k)	25	25
Asplundh Tree Expert, LLC
2021 Term Loan B, 1.83%, (1 Month USD LIBOR + 1.75%), 09/07/27 (k)	134	133
Atkore International, Inc.
2021 Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 05/18/28 (k)	85	85
BCPE Empire Holdings, Inc.
2019 Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 06/11/26 (k)	55	55
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 4.00%), 06/12/26 (k)	125	124
Berlin Packaging LLC
2021 First Lien Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 03/11/28 (k)	120	120
Charter NEX US, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/01/27 (k)	124	125
Consolidated Energy Finance, S.A.
Term Loan B, 2.66%, (3 Month USD LIBOR + 2.50%), 05/07/25 (j) (k)	215	211
2021 Incremental Term Loan, 3.62%, (3 Month USD LIBOR + 3.50%), 05/07/25 (k) (o)	140	137
Diamond (BC) B.V.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 09/14/28 (k) (r)	135	135
Element Solutions Inc.
2019 Term Loan B1, 0.00%, (3 Month USD LIBOR + 2.00%), 01/31/26 (k) (r)	55	55
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.14%, (3 Month USD LIBOR + 3.00%), 06/20/25 (k)	124	123
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 02/24/28 (k)	431	430
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (k)	98	98
Hexion Inc.
USD Exit Term Loan, 3.65%, (3 Month USD LIBOR + 3.50%), 06/27/26 (k)	49	49
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.75%), 02/04/26 (k)	85	85
Messer Industries GmbH
2018 USD Term Loan, 2.65%, (3 Month USD LIBOR + 2.50%), 09/19/25 (k)	154	153
Neenah, Inc.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 03/18/28 (k)	70	70
Olympus Water US Holding Corporation
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/21/28 (k) (r)	125	125
Pactiv Evergreen Group Holdings Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 09/20/28 (k)	120	120
Pixelle Specialty Solutions LLC
Term Loan B, 7.50%, (1 Month USD LIBOR + 6.50%), 10/31/24 (k)	59	59
Pregis TopCo Corporation
1st Lien Term Loan, 4.08%, (1 Month USD LIBOR + 4.00%), 07/25/26 (k)	74	74
2021 Incremental Term Loan, 4.50%, (1 Month USD LIBOR + 4.00%), 07/31/26 (k)	75	75
Ring Container Technologies Group, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 08/12/28 (k) (r)	85	85
Sabert Corporation
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 11/22/26 (k)	144	144
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 03/16/27 (k)	57	57
Spa Holdings 3 Oy
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 03/18/28 (k) (r)	95	95
Starfruit Finco B.V
2018 USD Term Loan B, 2.83%, (3 Month USD LIBOR + 2.75%), 09/10/25 (k)	399	396
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan , 3.75%, (3 Month USD LIBOR + 3.25%), 01/29/28 (k)	29	29
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/28 (k)	130	129

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
White Cap Buyer LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 10/08/27 (k)	154	154
		4,009
Consumer Staples 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/19/25 (k) (r)	80	79
2021 Incremental Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 10/01/25 (j) (k)	35	35
Atkins Nutritionals Holdings II, Inc.
2017 Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 07/07/24 (k)	18	18
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 2.08%, (1 Month USD LIBOR + 2.00%), 01/26/24 (k)	203	203
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 03/17/28 (k)	75	75
Chobani, LLC
2020 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 10/20/27 (k)	183	183
Conair Holdings, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/13/28 (k)	155	155
Energizer Holdings, Inc.
2020 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 12/16/27 (k)	99	99
Froneri International Ltd.
2020 USD Term Loan, 2.33%, (1 Month USD LIBOR + 2.25%), 01/29/27 (k)	178	176
JBS USA Lux S.A.
2019 Term Loan B, 2.08%, (1 Month USD LIBOR + 2.00%), 04/27/26 (k)	487	485
kdc/one Development Corporation, Inc.
2020 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 12/21/25 (k)	99	99
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 12/22/26 (k)	174	170
Post Holdings Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 10/21/24 (k)	78	78
Reynolds Consumer Products LLC
Term Loan, 1.83%, (1 Month USD LIBOR + 1.75%), 01/30/27 (k)	151	151
Shearer's Foods, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (k)	108	108
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (k)	190	190
US Foods, Inc.
2019 Term Loan B, 2.08%, (1 Month USD LIBOR + 2.00%), 08/14/26 (k)	122	121
Verscend Holding Corp.
2021 Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 08/27/25 (k)	288	288
		2,713
Energy 0.2%
Apergy Corporation
2020 Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 05/29/27 (k)	75	76
BCP Raptor, LLC
Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 06/07/24 (k)	158	157
CITGO Holding Inc.
2019 Term Loan B, 8.00%, (3 Month USD LIBOR + 7.00%), 07/23/23 (k)	59	58
Citgo Petroleum Corporation
2019 Term Loan B, 7.25%, (6 Month USD LIBOR + 6.25%), 03/28/24 (k)	121	121
CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (k)	480	478
Crown Subsea Communications Holding,Inc.
2021 Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 04/20/27 (k)	56	56
Delek US Holdings, Inc.
2018 Term Loan B, 2.33%, (1 Month USD LIBOR + 2.25%), 03/16/25 (k)	84	81
2020 Incremental Term Loan B, 6.50%, (1 Month USD LIBOR + 5.50%), 03/31/25 (k)	89	89
EG America LLC
2018 USD Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 02/06/25 (k)	451	450
Esdec Solar Group B.V.
Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 08/23/28 (k)	70	70
ExGen Renewables IV, LLC
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 12/11/27 (k)	98	98
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (k)	13	13
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/22/26 (k)	66	65
ITT Holdings LLC
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 07/30/28 (k)	60	60
Limetree Bay Terminals, LLC
2017 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 02/10/24 (k)	171	144
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (3 Month USD LIBOR + 4.00%), 05/10/26 (k)	98	98
Maverick Purchaser Sub, LLC
2020 2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 8.75%), 01/31/28 (j) (k) (r)	55	55
Pilot Travel Centers LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 07/29/28 (k) (r)	150	149
		2,318
Utilities 0.0%
Hamilton Projects Acquiror, LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/10/27 (k)	78	79
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (k)	272	267
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.83%, (1 Month USD LIBOR + 1.75%), 12/11/25 (k)	36	35
1st Lien Term Loan B3, 1.83%, (3 Month USD LIBOR + 1.75%), 12/11/25 (k)	146	145
		526
Real Estate 0.0%
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 08/15/25 (k)	280	277
KREF Holdings X LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/04/27 (k)	85	85
		362
Total Senior Floating Rate Instruments (cost $77,331)		77,622
COMMON STOCKS 0.1%
Energy 0.1%
California Resources Corporation (h)	2	66
Chesapeake Energy Corporation (h)	6	345
		411
Industrials 0.0%
Alamo Group Inc. (h) (o)	4	134
Consumer Discretionary 0.0%
CEC Entertainment, Inc. (h) (o)	5	90
Information Technology 0.0%
Micron Technology, Inc. (h)	1	68
Communication Services 0.0%
Frontier Communications Parent, Inc. (h)	2	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Health Care 0.0%
ACNR Holdings Inc. (h) (o)	—	47
Total Common Stocks (cost $398)		806
PREFERRED STOCKS 0.0%
Utilities 0.0%
PG&E Corporation, 5.50%, 08/16/23 (h) (n)	2	201
Total Preferred Stocks (cost $247)		201
WARRANTS 0.0%
California Resources Corporation (h)	—	5
Cineworld Group PLC (h) (j)	12	10
Total Warrants (cost $0)		15
SHORT TERM INVESTMENTS 8.1%
Investment Companies 7.5%
JNL Government Money Market Fund, 0.01% (s) (t)	97,505	97,505
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 0.01% (s) (t)	7,604	7,604
Total Short Term Investments (cost $105,109)		105,109
Total Investments 107.9% (cost $1,355,839)		1,399,063
Total Forward Sales Commitments (0.4)% (proceeds $5,545)		(5,548)
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (7.5)%		(96,604)
Total Net Assets 100.0%		1,296,912

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $91,342.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $160,718 and 12.4% of the Fund.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(f) All or a portion of the security was on loan as of September 30, 2021.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) As of September 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Convertible security.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(r) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.4%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.4%)
Mortgage-Backed Securities (0.4%)
Federal National Mortgage Association, Inc.
TBA, 3.00%, 10/15/51 (a)	(5,300)	(5,548)
Total Government And Agency Obligations (proceeds $5,545)		(5,548)
Total Forward Sales Commitments (0.4%) (proceeds $5,545)		(5,548)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2021, the total proceeds for investments sold on a delayed delivery basis was $5,545.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	07/08/19	986	1,005	0.1
Alfa Bond Issuance Public Limited Company, 6.95% (callable at 100, 04/30/23)	01/22/20	201	206	—
Cosan Overseas Limited, 8.25% (callable at 100, 08/05/21)	06/27/19	390	399	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	130	133	—
Leviathan Bond Ltd, 5.75%, 06/30/23	08/04/20	80	83	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	110	114	—
Mesquite Energy, Inc., 15.00%, 07/15/23	11/05/20	49	158	—
Mesquite Energy, Inc., 15.00%, 07/15/23	07/09/20	28	100	—
Ministry of Finance of the Russian Federation, 4.25%, 06/23/27	07/29/20	222	223	—
Ministry of Finance of the Russian Federation, 4.38%, 03/21/29	08/20/20	229	227	—
Ministry of Finance of the Russian Federation, 5.10%, 03/28/35	12/06/19	472	479	0.1
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	34	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	15	—
NagaCorp Ltd., 7.95%, 07/06/24	08/04/20	198	200	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	470	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	73	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	22	14	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TCS Finance Designated Activity Company, 9.25% (callable at 100, 09/15/22)	06/25/19	203	209	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	07/01/19	499	303	—
		7,670	4,445	0.3

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	39	December 2021	5,149	5	(16)

Short Contracts
United States 2 Year Note	(59)	January 2022	(12,991)	(3)	8
United States 5 Year Note	(23)	January 2022	(2,822)	(3)	(1)
United States Long Bond	(8)	December 2021	(1,288)	(2)	14
				(8)	21

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	0.50	(Q)	12/15/23	201	—	—
3M LIBOR (S)	Paying	1.25	(S)	12/15/26	2,289	3	(21)
3M LIBOR (S)	Paying	1.75	(S)	12/15/31	435	1	(9)
3M LIBOR (S)	Paying	2.00	(S)	12/15/51	38	—	(2)
						4	(32)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	611,014	—	611,014
Corporate Bonds And Notes	—	491,174	258	491,432
Non-U.S. Government Agency Asset-Backed Securities	—	112,864	—	112,864
Senior Floating Rate Instruments	—	77,356	266	77,622
Common Stocks	535	—	271	806
Preferred Stocks	201	—	—	201
Warrants	5	10	—	15
Short Term Investments	105,109	—	—	105,109
	105,850	1,292,418	795	1,399,063
Liabilities - Securities
Government And Agency Obligations	—	(5,548)	—	(5,548)
	—	(5,548)	—	(5,548)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	22	—	—	22
	22	—	—	22
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(17)	—	—	(17)
Centrally Cleared Interest Rate Swap Agreements	—	(32)	—	(32)
	(17)	(32)	—	(49)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 97.5%
United States of America 53.4%
Alliant Energy Corporation (a)	298	16,706
American Tower Corporation	201	53,286
Atmos Energy Corporation	233	20,535
Avista Corporation	143	5,609
CenterPoint Energy, Inc.	746	18,362
Cheniere Energy, Inc.	304	29,716
CSX Corp. (a)	940	27,948
Cyrusone LLC (a)	103	7,987
Dominion Energy, Inc.	691	50,432
Duke Energy Corporation	209	20,426
Entergy Corporation	144	14,263
Enterprise Products Partners LP	1,053	22,785
Evergy, Inc.	268	16,637
Eversource Energy	321	26,272
Exelon Corporation (a)	105	5,088
FirstEnergy Corp.	621	22,106
NextEra Energy, Inc.	794	62,380
Norfolk Southern Corporation	124	29,754
Pinnacle West Capital Corp.	239	17,254
Republic Services Inc.	85	10,148
SBA Communications Corporation (a)	104	34,459
Xcel Energy Inc. (a)	490	30,629
		542,782
Australia 8.5%
Aurizon Holdings Limited	7,222	19,665
Transurban Group	6,583	66,966
		86,631
Canada 5.4%
Emera Inc.	592	26,796
Pembina Pipeline Corporation	885	28,047
		54,843
Spain 4.6%
AENA, S.M.E., S.A. (a) (b)	239	41,242
Iberdrola, Sociedad Anonima	494	4,957
		46,199
Italy 4.1%
Atlantia SpA (a)	1,066	20,108
Hera S.p.A.	1,249	5,101
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (b)	1,502	16,741
		41,950
United Kingdom 3.9%
Severn Trent PLC	390	13,671
SSE PLC	1,237	26,114
		39,785
France 3.6%
Rubis	502	17,371
VINCI	185	19,175
		36,546
Hong Kong 3.4%
China Gas Holdings Ltd.	6,805	20,140
CLP Holdings Ltd.	1,491	14,337
		34,477
Mexico 2.7%
Grupo Aeroportuario del Sureste SAB de CV - Class B	844	15,809
Promotora y Operadora de Infraestructura SAB de CV	1,693	11,702
		27,511
China 2.6%
Guangdong Investment Ltd.	11,346	14,839
Jiangsu Expressway Co. Ltd. - Class H	11,582	11,734
		26,573
Switzerland 2.1%
Flughafen Zurich AG - Class N (a)	121	21,656
Japan 2.0%
Tokyo Gas Co. Ltd.	647	12,055
West Japan Railway Co. (c)	156	7,819
		19,874
Brazil 1.2%
CCR S.A.	5,709	12,298
Total Common Stocks (cost $927,067)		991,125
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund, 0.01% (d) (e)	15,965	15,965
Total Short Term Investments (cost $15,965)		15,965
Total Investments 99.1% (cost $943,032)		1,007,090
Other Assets and Liabilities, Net 0.9%		9,348
Total Net Assets 100.0%		1,016,438

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	06/02/20	38,278	41,242	4.1
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	09/21/20	16,809	16,741	1.6
		55,087	57,983	5.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks
United States of America	542,782	—	—	542,782
Australia	—	86,631	—	86,631
Canada	54,843	—	—	54,843
Spain	—	46,199	—	46,199
Italy	—	41,950	—	41,950

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund (continued)
United Kingdom	—	39,785	—	39,785
France	—	36,546	—	36,546
Hong Kong	—	34,477	—	34,477
Mexico	27,511	—	—	27,511
China	—	26,573	—	26,573
Switzerland	—	21,656	—	21,656
Japan	—	19,874	—	19,874
Brazil	12,298	—	—	12,298
Short Term Investments	15,965	—	—	15,965
	653,399	353,691	—	1,007,090

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 71.9%
United States of America 13.8%
Treasury, United States Department of
1.75%, 12/31/24	27,450	28,484
2.13%, 05/15/25	8,180	8,599
2.63%, 12/31/25	15,589	16,744
1.63%, 02/15/26 - 10/31/26	16,850	17,380
		71,207
Indonesia 11.2%
The Republic of Indonesia, The Government of
8.38%, 03/15/24, IDR	128,730,000	9,803
6.50%, 06/15/25, IDR	377,687,000	27,745
5.50%, 04/15/26, IDR	287,520,000	20,316
		57,864
South Korea 7.2%
The Bank of Korea
1.29%, 02/02/22, KRW	5,840,000	4,940
0.91%, 04/02/23, KRW	5,850,000	4,911
The Republic of Korea, Government of
1.25%, 12/10/22, KRW	5,930,000	5,013
2.25%, 09/10/23, KRW	496,200	425
1.88%, 03/10/24, KRW	6,797,000	5,785
1.38%, 09/10/24, KRW	11,502,410	9,642
3.00%, 09/10/24, KRW	7,490,000	6,573
		37,289
Norway 7.1%
Stortinget
2.00%, 05/24/23, NOK	168,187	19,605
3.00%, 03/14/24, NOK	141,513	16,918
1.75%, 03/13/25, NOK	2,588	301
		36,824
Brazil 5.4%
Presidencia Da Republica Federativa Do Brasil
0.00%, 07/01/24, BRL (a)	102,900	14,462
10.00%, 01/01/25 - 01/01/31, BRL	74,870	13,366
		27,828
Mexico 5.0%
Gobierno Federal de los Estados Unidos Mexicanos
6.50%, 06/09/22, MXN	359,004	17,509
6.75%, 03/09/23, MXN	86,654	4,250
8.00%, 12/07/23, MXN	64,699	3,246
10.00%, 12/05/24, MXN	13,340	709
		25,714
Argentina 4.8%
Presidencia De La Nacion
18.20%, 10/03/21, ARS	484,003	2,487
0.00%, 02/28/22 - 06/30/22, ARS (b) (c)	416,656	2,543
1.20%, 03/18/22, ARS (c)	833,484	7,371
1.30%, 09/20/22, ARS (c)	7,546	63
1.40%, 03/25/23, ARS (c)	606,879	5,067
1.45%, 08/13/23, ARS (c)	39,681	298
16.00%, 10/17/23, ARS	472,583	1,426
1.50%, 03/25/24, ARS (c)	518,980	3,989
15.50%, 10/17/26, ARS	885,973	1,725
		24,969
Ghana 4.3%
Ghana, Government of
18.75%, 01/24/22, GHS	10,540	1,768
18.25%, 07/25/22, GHS	5,437	922
17.60%, 11/28/22 - 02/20/23, GHS	4,510	755
18.50%, 01/02/23, GHS	1,370	232
20.75%, 01/16/23, GHS	2,290	396
16.50%, 02/06/23, GHS	2,080	343
17.25%, 07/31/23, GHS	5,020	833
18.85%, 09/28/23, GHS	13,097	2,228
19.25%, 11/27/23 - 12/18/23, GHS	5,738	982
17.70%, 03/18/24, GHS	2,220	369
19.75%, 03/25/24 - 03/15/32, GHS	37,620	6,281
18.30%, 03/02/26, GHS	10,670	1,758
19.00%, 11/02/26, GHS	33,440	5,587
		22,454
India 4.3%
India, Government of
8.20%, 09/24/25, INR	130,800	1,928
5.15%, 11/09/25, INR	254,100	3,393
7.59%, 01/11/26, INR	545,400	7,891
7.27%, 04/08/26, INR	586,900	8,399
Ministry of Defence
8.13%, 09/21/22, INR	48,000	673
		22,284
Colombia 4.0%
Ministerio de Hacienda y Credito Publico
5.75%, 11/03/27, COP	3,026,000	748
Presidencia de la República de Colombia
4.38%, 03/21/23, COP	592,000	154
10.00%, 07/24/24, COP	7,757,000	2,275
6.25%, 11/26/25, COP	4,399,000	1,156
7.50%, 08/26/26, COP	58,228,300	15,831
9.85%, 06/28/27, COP	942,000	288
		20,452
Ecuador 2.7%
Gobierno de la Republica del Ecuador
5.00%, 07/31/30 (d) (e) (f)	5,235	4,411
1.00%, 07/31/35 (e) (f)	13,431	8,932
0.50%, 07/31/40 (e) (f)	1,409	828
		14,171
Turkey 1.6%
Turkiye Cumhuriyeti Basbakanlik
13.90%, 11/09/22, TRY	37,870	4,110
12.20%, 01/18/23, TRY	2,550	270
7.10%, 03/08/23, TRY	10,880	1,068
16.20%, 06/14/23, TRY	13,470	1,487
8.80%, 09/27/23, TRY	7,000	675
10.40%, 03/20/24, TRY	590	57
12.60%, 10/01/25, TRY	6,530	624
		8,291
Sri Lanka 0.5%
The Democratic Socialist Republic of Sri Lanka
5.75%, 04/18/23 (f)	200	132
6.35%, 06/28/24 (f)	400	256
6.85%, 11/03/25 (f)	710	446
6.20%, 05/11/27 (f)	2,050	1,248
6.75%, 04/18/28 (f)	200	122
7.85%, 03/14/29 (f)	202	123
		2,327
Total Government And Agency Obligations (cost $490,994)		371,674
CORPORATE BONDS AND NOTES 0.0%
South Africa 0.0%
K2016470219 (South Africa) Ltd
0.00%, 12/31/22 (f) (g) (h) (i)	10,507	—
0.00%, 12/31/22, EUR (f) (g) (h) (i)	3,887	—
K2016470260 South Africa Ltd
0.63%, 12/31/22 (f) (h) (i)	4,364	—
Total Corporate Bonds And Notes (cost $12,116)		—
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (h) (j)	624	—
Edcon Holdings Ltd. - Class A (h) (j)	124,903	—
Edcon Holdings Ltd. - Class B (h) (j)	14,399	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 26.1%
Treasury Securities 14.8%
Cabinet Office, Government of Japan
-0.11%, 12/10/21, JPY (b)	723,600	6,503
-0.13%, 12/20/21, JPY (b)	807,800	7,260
-0.13%, 02/10/22, JPY (b)	860,250	7,733
Presidencia Da Republica Federativa Do Brasil
6.57%, 01/01/24, BRL (b)	25,250	3,829
7.13%, 01/01/25, BRL (b)	127,990	17,183

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Prime Minister's Office Singapore
0.30%, 10/15/21, SGD (b)	10,710	7,887
0.32%, 11/12/21, SGD (b)	1,520	1,119
0.29%, 11/19/21, SGD (b)	19,730	14,524
The Arab Republic of Egypt
11.87%, 12/07/21, EGP (b)	16,300	1,014
12.50%, 12/14/21, EGP (b)	23,100	1,434
11.18%, 12/21/21, EGP (b)	43,800	2,712
12.50%, 01/04/22, EGP (b)	5,700	351
12.37%, 01/11/22, EGP (b)	27,600	1,697
11.71%, 02/15/22, EGP (b)	11,300	686
11.87%, 02/22/22, EGP (b)	14,100	855
11.78%, 03/01/22, EGP (b)	5,200	314
12.15%, 03/22/22, EGP (b)	11,900	714
11.61%, 06/14/22, EGP (b)	8,000	467
		76,282
Investment Companies 11.1%
JNL Government Money Market Fund, 0.01% (k) (l)	57,535	57,535
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.01% (k) (l)	876	876
Total Short Term Investments (cost $137,228)		134,693
Total Investments 98.0% (cost $640,444)		506,367
Other Derivative Instruments (0.3)%		(1,445)
Other Assets and Liabilities, Net 2.3%		11,856
Total Net Assets 100.0%		516,778

(a) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b) The coupon rate represents the yield to maturity.

(c) Treasury inflation indexed note, par amount is not adjusted for inflation.

(d) All or a portion of the security was on loan as of September 30, 2021.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $16,498 and 3.2% of the Fund.

(g) Non-income producing security.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Franklin Templeton Global Multisector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd. - Class B	02/27/17	11	—	—
Edcon Holdings Ltd. - Class A	02/28/17	95	—	—
Edcon Holdings Ltd.	08/03/21	—	—	—
		106	—	—

JNL/Franklin Templeton Global Multisector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/EUR	HSB	11/03/21	EUR	(16,958)	(19,655)	265
CAD/EUR	CIT	02/03/22	EUR	(17,047)	(19,802)	217
CAD/EUR	HSB	02/03/22	EUR	(7,587)	(8,812)	67
CAD/EUR	HSB	05/03/22	EUR	(7,572)	(8,811)	66
CLP/USD	GSC	10/04/21	CLP	833,195	1,028	(53)
CLP/USD	JPM	10/04/21	CLP	1,403,830	1,731	(172)
CLP/USD	JPM	10/13/21	CLP	3,172,800	3,909	(191)
CLP/USD	GSC	10/14/21	CLP	930,600	1,147	(102)
CLP/USD	JPM	10/29/21	CLP	3,027,490	3,724	(108)
CLP/USD	GSC	11/04/21	CLP	1,333,495	1,639	(83)
CLP/USD	GSC	11/05/21	CLP	1,202,351	1,478	(69)
CLP/USD	GSC	11/30/21	CLP	2,134,725	2,618	(96)
CLP/USD	GSC	12/15/21	CLP	2,889,029	3,539	(160)
CLP/USD	GSC	12/23/21	CLP	1,689,860	2,068	(216)
CLP/USD	GSC	12/28/21	CLP	420,260	514	(14)
CLP/USD	JPM	01/13/22	CLP	2,617,700	3,198	(99)
CLP/USD	GSC	01/14/22	CLP	833,195	1,018	(13)
CLP/USD	GSC	02/11/22	CLP	1,632,406	1,989	(78)
CLP/USD	GSC	05/11/22	CLP	1,562,617	1,889	(81)
CNY/USD	HSB	10/15/21	CNY	47,025	7,271	196
CNY/USD	JPM	11/22/21	CNY	71,403	11,010	65
CNY/USD	CIT	12/10/21	CNY	50,901	7,838	14
CNY/USD	JPM	12/10/21	CNY	19,534	3,008	(14)
CNY/USD	BOA	12/13/21	CNY	39,480	6,078	11
CNY/USD	JPM	12/13/21	CNY	65,439	10,074	(44)
CNY/USD	HSB	12/15/21	CNY	47,333	7,285	(30)
CNY/USD	CIT	01/12/22	CNY	43,430	6,669	53
CNY/USD	BOA	03/09/22	CNY	32,929	5,036	1
EUR/JPY	DUB	10/15/21	JPY	(1,460,106)	(13,120)	(260)
EUR/JPY	HSB	10/25/21	JPY	(763,567)	(6,862)	(80)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Franklin Templeton Global Multisector Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	DUB	11/10/21	EUR	9,100	10,549	(514)
INR/USD	JPM	10/07/21	INR	234,571	3,159	(43)
INR/USD	CIT	10/08/21	INR	227,904	3,069	(42)
INR/USD	JPM	10/08/21	INR	303,417	4,086	(56)
INR/USD	CIT	10/12/21	INR	274,717	3,698	(51)
INR/USD	HSB	10/12/21	INR	274,976	3,701	41
INR/USD	HSB	10/18/21	INR	573,586	7,714	96
INR/USD	CIT	11/10/21	INR	170,486	2,287	49
INR/USD	CIT	12/15/21	INR	386,215	5,164	(22)
INR/USD	HSB	12/15/21	INR	477,854	6,389	(89)
INR/USD	JPM	01/27/22	INR	233,908	3,113	82
JPY/EUR	DUB	10/15/21	EUR	(32,500)	(37,654)	(639)
JPY/EUR	HSB	10/25/21	EUR	(12,732)	(14,754)	(320)
JPY/USD	JPM	10/13/21	JPY	404,340	3,633	(39)
KRW/USD	GSC	12/06/21	KRW	10,540,000	8,893	(542)
KRW/USD	JPM	01/19/22	KRW	4,815,100	4,061	(131)
KRW/USD	CIT	01/21/22	KRW	4,776,100	4,028	(130)
KRW/USD	JPM	01/24/22	KRW	4,717,200	3,978	(119)
KRW/USD	BNP	02/03/22	KRW	16,369,400	13,804	(406)
KRW/USD	CIT	02/03/22	KRW	16,565,800	13,969	(356)
KRW/USD	CIT	03/03/22	KRW	16,730,000	14,103	(233)
KRW/USD	CIT	03/07/22	KRW	6,330,000	5,336	(124)
NOK/EUR	DUB	03/15/22	EUR	(2,020)	(2,348)	14
NOK/EUR	DUB	06/15/22	EUR	(2,028)	(2,362)	(9)
NOK/EUR	DUB	06/16/22	EUR	(3,100)	(3,611)	(14)
NOK/EUR	DUB	06/20/22	EUR	(11,752)	(13,690)	35
NZD/USD	JPM	12/20/21	NZD	8,300	5,726	(195)
NZD/USD	BOA	12/21/21	NZD	2,520	1,739	(40)
NZD/USD	CIT	12/21/21	NZD	2,970	2,049	(56)
NZD/USD	JPM	12/21/21	NZD	2,970	2,049	(51)
RUB/USD	JPM	12/06/21	RUB	39,500	536	11
RUB/USD	MSC	12/06/21	RUB	543,875	7,384	150
RUB/USD	JPM	12/07/21	RUB	73,054	992	17
RUB/USD	DUB	12/09/21	RUB	349,298	4,739	47
RUB/USD	DUB	12/10/21	RUB	223,847	3,036	20
RUB/USD	DUB	12/15/21	RUB	334,266	4,528	123
RUB/USD	JPM	03/03/22	RUB	125,119	1,670	5
RUB/USD	MSC	03/03/22	RUB	336,771	4,497	15
RUB/USD	DUB	03/11/22	RUB	221,721	2,956	10
SEK/EUR	DUB	10/13/21	EUR	(1,605)	(1,860)	10
SEK/EUR	DUB	10/18/21	EUR	(5,454)	(6,319)	3
SEK/EUR	DUB	10/19/21	EUR	(5,452)	(6,317)	5
SEK/EUR	DUB	11/17/21	EUR	(4,808)	(5,574)	20
SEK/EUR	DUB	12/13/21	EUR	(7,317)	(8,489)	(55)
SEK/EUR	DUB	12/15/21	EUR	(1,709)	(1,982)	8
SEK/EUR	DUB	12/16/21	EUR	(5,878)	(6,820)	(21)
SEK/EUR	JPM	12/17/21	EUR	(662)	(768)	(3)
SEK/EUR	DUB	01/18/22	EUR	(746)	(867)	2
SEK/EUR	DUB	03/16/22	EUR	(746)	(867)	2
SEK/EUR	DUB	06/15/22	EUR	(1,720)	(2,003)	(12)
SGD/USD	MSC	10/21/21	SGD	1,390	1,024	(18)
SGD/USD	CIT	10/26/21	SGD	1,110	817	(18)
SGD/USD	MSC	01/24/22	SGD	1,100	810	—
USD/AUD	JPM	10/13/21	AUD	(4,920)	(3,557)	129
USD/AUD	CIT	11/15/21	AUD	(11,370)	(8,221)	160
USD/AUD	HSB	11/17/21	AUD	(11,362)	(8,216)	573
USD/AUD	JPM	11/18/21	AUD	(11,360)	(8,214)	561
USD/CLP	GSC	10/04/21	CLP	(833,195)	(1,028)	12
USD/CLP	JPM	10/04/21	CLP	(1,403,830)	(1,731)	48
USD/EUR	CIT	10/21/21	EUR	(3,260)	(3,777)	135
USD/EUR	CIT	10/22/21	EUR	(3,260)	(3,778)	163
USD/EUR	CIT	10/26/21	EUR	(3,240)	(3,755)	161
USD/EUR	DUB	11/10/21	EUR	(11,100)	(12,867)	510
USD/MXN	CIT	10/01/21	MXN	(153,897)	(7,456)	221
USD/MXN	CIT	11/01/21	MXN	(153,897)	(7,424)	220
USD/MXN	CIT	11/16/21	MXN	(177,334)	(8,535)	237
USD/MXN	CIT	12/01/21	MXN	(153,897)	(7,390)	16
					(14,252)	(1,445)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Government And Agency Obligations	—	371,674	—	371,674
Corporate Bonds And Notes	—	—	—	—
Common Stocks	—	—	—	—
Short Term Investments	58,411	76,282	—	134,693
	58,411	447,956	—	506,367
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	4,866	—	4,866
	—	4,866	—	4,866
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(6,311)	—	(6,311)
	—	(6,311)	—	(6,311)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Growth Allocation Fund
COMMON STOCKS 70.9%
United States of America 45.8%
10X Genomics, Inc. (a)	2	349
3M Company	8	1,420
Abbott Laboratories	25	2,916
AbbVie Inc.	55	5,972
Activision Blizzard, Inc. (a)	9	660
Acuity Brands, Inc.	—	18
Adobe Inc. (a)	7	4,154
Agilent Technologies, Inc.	11	1,686
Air Products and Chemicals, Inc.	17	4,332
Airbnb, Inc. - Class A (a)	2	336
Akamai Technologies, Inc. (a)	1	110
Albemarle Corporation	9	2,063
Allegion Public Limited Company	5	724
Alliant Energy Corporation (a)	3	150
Allison Systems, Inc.	1	40
Alphabet Inc. - Class A (a)	5	13,055
Alphabet Inc. - Class C (a)	3	7,100
Altria Group, Inc.	18	831
Amazon.com, Inc. (a)	3	10,657
Amdocs Limited	2	125
AMERCO (a)	—	17
Ameren Corporation	2	192
American Electric Power Company, Inc. (a)	21	1,673
American Water Works Company, Inc.	5	838
AMETEK, Inc.	5	590
Amgen Inc. (a)	15	3,146
Amphenol Corporation - Class A	21	1,518
Analog Devices, Inc. (a)	28	4,618
AO Smith Corp.	5	310
Apple Inc. (a)	116	16,457
Applied Materials, Inc. (a)	11	1,367
AppLovin Corporation - Class A (a) (b)	2	145
Aptiv PLC (a)	4	655
Archer-Daniels-Midland Company	2	101
Arista Networks, Inc. (a)	—	149
Array Technologies, Inc. (a)	30	556
Arthur J Gallagher & Co.	1	181
Aspen Technology, Inc. (a)	1	86
AT&T Inc. (a)	25	665
Atmos Energy Corporation	1	118
Autodesk, Inc. (a)	6	1,650
Automatic Data Processing, Inc. (a)	6	1,251
AutoNation, Inc. (a)	—	19
AutoZone, Inc. (a)	—	618
Avalara, Inc. (a)	5	867
Avery Dennison Corporation	1	122
Ball Corporation	2	188
Bank of America Corporation	31	1,323
Bath & Body Works Direct, Inc.	18	1,135
Becton, Dickinson and Company	9	2,137
Berkshire Hathaway Inc. - Class B (a)	4	1,130
Best Buy Co., Inc.	18	1,895
Bill.Com Holdings Inc. (a)	8	2,109
Biogen Inc. (a)	2	541
Bio-Rad Laboratories, Inc. - Class A (a)	—	285
BlackRock, Inc.	2	1,610
Booking Holdings Inc. (a)	—	1,075
Booz Allen Hamilton Holding Corporation - Class A	1	101
Boston Beer Co. Inc. - Class A (a)	—	32
Bristol-Myers Squibb Company	58	3,459
Broadcom Inc. (a)	—	168
Brown-Forman Corp. - Class A	1	36
Brown-Forman Corp. - Class B	14	952
Brunswick Corp.	—	23
Bunge Limited	—	34
BWXT Government Group, Inc.	11	581
C.H. Robinson Worldwide, Inc. (a)	2	153
Cable One, Inc.	—	597
Cabot Oil & Gas Corp.	31	666
Cadence Design Systems Inc. (a)	19	2,819
Campbell Soup Company	1	56
Capital One Financial Corporation	9	1,487
Cardinal Health, Inc.	1	45
Carlisle Cos. Inc.	4	747
Carter's Inc.	1	49
Casey's General Stores Inc. (a)	—	79
Catalent Inc. (a)	23	3,021
Caterpillar Inc.	5	903
CBRE Group, Inc. - Class A (a)	12	1,193
Celanese Corp. - Class A	2	327
Cerner Corp. (a)	23	1,625
Certara, Inc. (a)	2	60
Charles River Laboratories International Inc. (a)	—	199
Chemed Corporation	—	84
Chevron Corporation	42	4,296
Chipotle Mexican Grill Inc. (a)	—	213
Church & Dwight Co. Inc.	3	249
Cintas Corp. (a)	5	1,903
Cisco Systems, Inc. (a)	37	1,997
Citigroup Inc.	17	1,224
Citizens Financial Group Inc.	27	1,269
Cognex Corp. (a)	3	208
Cognizant Technology Solutions Corp. - Class A (a)	8	589
Colgate-Palmolive Co.	32	2,397
Comcast Corporation - Class A (a)	38	2,115
ConAgra Brands Inc.	1	47
Consolidated Edison, Inc.	4	276
Constellation Brands, Inc. - Class A	4	842
Copart Inc. (a)	3	350
CoreSite Realty Corporation	—	36
CoStar Group, Inc. (a)	10	843
Costco Wholesale Corporation (a)	2	861
CrowdStrike Holdings, Inc. - Class A (a)	1	172
Crown Castle International Corp.	8	1,389
CubeSmart	1	29
Cummins Inc.	2	423
CVS Health Corporation	18	1,555
D.R. Horton, Inc.	3	220
Danaher Corporation	13	3,811
Danimer Scientific, L.L.C. - Class A (a)	2	26
Deciphera Pharmaceuticals, Inc. (a)	4	136
Deere & Company	6	1,879
Dick's Sporting Goods Inc. (b)	—	26
Discover Financial Services	1	164
Dollar General Corporation	3	621
Dominion Energy, Inc.	26	1,905
Domino's Pizza, Inc.	1	305
Donaldson Co. Inc.	9	502
Dover Corporation	10	1,582
Dow Inc.	22	1,244
DTE Energy Company	6	634
Duke Energy Corporation	25	2,440
DXC Technology Company (a)	35	1,186
Eagle Materials Inc.	—	16
Eastman Chemical Co.	1	137
Eaton Corporation Public Limited Company	3	456
eBay Inc. (a)	4	255
Ecolab Inc.	11	2,219
Edison International	30	1,664
Edwards Lifesciences Corporation (a)	10	1,144
Electronic Arts Inc.	6	859
Eli Lilly & Co.	13	2,938
Emerson Electric Co.	12	1,117
EOG Resources, Inc.	43	3,467
EPAM Systems, Inc. (a)	—	96
Equifax Inc.	4	910
Equinix, Inc.	—	162
Erie Indemnity Company - Class A (a)	3	551
Estee Lauder Cos. Inc. - Class A	4	1,129
Evercore Inc. - Class A	—	37
Evergy, Inc.	2	136
Exelon Corporation (a)	15	735
Expeditors International of Washington Inc. (a)	4	418
Extra Space Storage Inc.	2	284
Exxon Mobil Corporation	89	5,221
F5 Networks, Inc. (a)	1	147

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Facebook, Inc. - Class A (a)	26	8,753
FactSet Research Systems Inc.	—	182
Fair Isaac Corporation (a)	—	71
Fastenal Co. (a)	28	1,431
Flowers Foods Inc.	2	56
Foot Locker, Inc.	1	67
Fortinet, Inc. (a)	1	269
Fortive Corporation	8	540
Fortune Brands Home & Security, Inc.	2	150
Fox Corporation - Class A (a)	6	241
Fox Corporation - Class B (a)	10	388
FTI Consulting Inc. (a)	—	30
Generac Holdings Inc. (a)	1	381
General Dynamics Corporation	7	1,399
General Mills, Inc.	8	469
General Motors Company (a)	3	153
Gentex Corp. (a)	3	110
Genuine Parts Co.	2	212
Gilead Sciences, Inc. (a)	13	934
Graco Inc.	2	142
Grand Canyon Education, Inc. (a)	—	26
Guardant Health, Inc. (a) (b)	1	138
H & R Block, Inc.	27	679
Haemonetics Corp. (a)	7	496
Halliburton Company	8	179
Hawaiian Electric Industries Inc.	1	51
HCA Healthcare, Inc.	7	1,673
Hershey Co.	2	348
Hewlett Packard Enterprise Company	90	1,285
Hologic Inc. (a)	2	164
Honeywell International Inc. (a)	21	4,528
Hormel Foods Corp.	4	146
HP Inc.	99	2,705
Hubbell Inc.	—	50
Humana Inc.	1	328
Huntington Ingalls Industries Inc.	3	586
Huntsman Corp.	1	40
IDEXX Laboratories, Inc. (a)	6	3,573
IHS Markit Ltd.	7	781
Illinois Tool Works Inc.	10	2,165
Illumina, Inc. (a)	5	1,902
Ingersoll Rand Inc. (a)	10	494
Ingredion Inc.	1	69
Intel Corporation (a)	50	2,690
Intercontinental Exchange, Inc.	10	1,145
International Business Machines Corporation (c)	11	1,534
International Paper Company	2	120
Interpublic Group of Cos. Inc.	9	336
Intuit Inc. (a)	14	7,735
Intuitive Surgical, Inc. (a)	3	3,380
Invesco Ltd.	29	706
Iovance Biotherapeutics Inc. (a)	3	69
Jack Henry & Associates Inc. (a)	1	155
Jazz Pharmaceuticals Public Limited Company (a)	—	24
JB Hunt Transport Services Inc. (a)	7	1,236
Jefferies Financial Group Inc.	1	55
JM Smucker Co.	1	143
Johnson & Johnson	55	8,837
Johnson Controls International Public Limited Company	26	1,741
JPMorgan Chase & Co.	24	3,943
Kellogg Co.	3	165
KeyCorp	8	182
Keysight Technologies, Inc. (a)	5	815
Kimberly-Clark Corporation	1	145
KLA-Tencor Corp. (a)	2	807
Laboratory Corporation of America Holdings (a)	6	1,701
Lam Research Corp. (a)	1	784
Lamb Weston Holdings Inc.	4	227
Landstar System Inc. (a)	—	76
Las Vegas Sands Corp. (a)	19	684
Lazard Ltd - Class A	1	59
Lennar Corporation - Class A	4	405
Lennox International Inc.	—	96
Life Storage Inc.	—	26
Lincoln Electric Holdings Inc. (a)	—	50
Lincoln National Corporation	3	187
LKQ Corporation (a)	3	163
Lockheed Martin Corporation	11	3,861
Louisiana-Pacific Corp.	—	22
Lowe`s Companies, Inc.	16	3,148
Lumen Technologies Inc.	5	66
LyondellBasell Industries N.V. - Class A	21	1,982
ManpowerGroup Inc.	3	318
Marathon Petroleum Corporation	3	186
MarketAxess Holdings Inc. (a)	1	252
Marqeta, Inc. - Class A (a) (b)	6	139
Martin Marietta Materials Inc.	3	902
Masco Corporation	3	149
MasterCard Incorporated - Class A	12	4,335
Match Group Holdings II, LLC (a)	6	938
Match Group, Inc. (a)	2	269
McCormick & Co. Inc.	15	1,206
McDonald's Corporation	10	2,462
Merck & Co., Inc.	57	4,290
MetLife, Inc.	19	1,193
Mettler-Toledo International Inc. (a)	4	5,807
Micron Technology, Inc. (a)	31	2,225
Microsoft Corporation (a)	92	26,012
Mirati Therapeutics, Inc. (a)	2	354
Moderna, Inc. (a)	1	429
Monolithic Power Systems Inc. (a)	4	1,815
Monster Beverage 1990 Corporation (a)	24	2,116
Moody's Corp.	2	716
Morgan Stanley	14	1,348
MOS Holdings Inc.	5	192
Motorola Solutions Inc.	2	452
MSC Industrial Direct Co. - Class A	1	44
NASDAQ Inc. (a)	6	1,089
National Fuel Gas Company	—	15
National Retail Properties, Inc.	2	93
NetApp, Inc. (a)	3	257
Neurocrine Biosciences, Inc. (a)	3	250
New York Community Bancorp Inc. - Series A	1	17
NewMarket Corp.	—	30
Newmont Corporation	5	281
NextEra Energy, Inc.	15	1,184
NIKE, Inc. - Class B	27	3,979
NiSource Inc.	13	319
Norfolk Southern Corporation	5	1,101
Northrop Grumman Systems Corp.	10	3,603
Nucor Corporation	23	2,229
NVIDIA Corporation (a)	20	4,161
NVR, Inc. (a)	—	187
OGE Energy Corp.	1	20
Okta, Inc. - Class A (a)	2	570
Olaplex Holdings, Inc. (a)	3	71
Old Dominion Freight Line Inc. (a)	2	593
Old Republic International Corp.	1	20
Omnicom Group Inc.	3	192
Oracle Corporation	37	3,181
O'Reilly Automotive, Inc. (a)	1	734
Organon & Co.	18	583
Otis Worldwide Corporation	5	449
PACCAR Inc.	3	235
Packaging Corporation of America	1	148
Paychex Inc. (a)	4	482
Paycom Software, Inc. (a)	2	952
Paymentus Holdings, Inc. - Class A (a)	3	69
Paypal Holdings, Inc. (a)	6	1,565
Penske Automotive Group, Inc.	—	10
Pentair Public Limited Company	15	1,060
People's United Financial Inc. (a)	2	40
PepsiCo, Inc. (a)	41	6,215
PerkinElmer Inc.	1	158
Pfizer Inc.	104	4,458
Philip Morris International Inc.	50	4,727
Polaris Industries Inc.	—	22
Pool Corporation (a)	1	222
PPL Corporation	6	164

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Premier Healthcare Solutions, Inc. - Class A	1	32
Procore Technologies, Inc. (a) (b)	1	45
Procter & Gamble Co. (a)	34	4,769
Progressive Corp.	4	372
PTC Inc. (a)	9	1,081
PTC Therapeutics, Inc. (a)	3	100
Public Service Enterprise Group Inc.	9	528
Public Storage	13	3,749
Pulte Homes Inc.	5	242
Qorvo, Inc. (a)	1	144
Qualcomm Incorporated (a)	10	1,269
Quanta Services, Inc.	—	48
Quest Diagnostics Incorporated	2	280
Quidel Corporation (a)	—	33
Qurate Retail, Inc. - Series A (a)	2	21
Raytheon BBN Technologies Corp.	56	4,774
Realty Income Corporation	4	261
Regeneron Pharmaceuticals, Inc. (a)	2	1,221
Reliance Steel & Aluminum Co.	1	77
Republic Services Inc.	6	713
ResMed Inc.	2	447
Robert Half International Inc.	9	923
Rockwell Automation Inc.	2	441
Rollins Inc.	7	254
Roper Technologies, Inc.	9	3,830
Ross Stores Inc. (a)	13	1,382
S&P Global Inc.	7	3,180
Salesforce.Com, Inc. (a)	4	1,133
SBA Communications Corporation (a)	—	161
Schneider National, Inc. - Class B	—	9
SEI Investments Co. (a)	1	74
Sempra Energy	14	1,753
ServiceNow, Inc. (a)	7	4,325
Sherwin-Williams Co.	5	1,388
Silgan Holdings Inc. (a)	—	10
Skyworks Solutions, Inc. (a)	9	1,409
SL Green Realty Corp.	—	16
Snap-On Inc.	4	869
Snowflake Inc. - Class A (a)	2	726
Sonoco Products Co.	1	71
Southern Copper Corporation	—	25
Southwest Airlines Co. (a)	3	171
Spirit Realty Capital, Inc.	1	60
Stanley Black & Decker, Inc.	6	1,095
Starbucks Corporation (a)	1	160
Steel Dynamics Inc. (a)	2	124
Steris Limited	1	157
STORE Capital Corp.	3	83
Stryker Corporation	15	3,973
SVB Financial Group (a)	—	199
Synchrony Financial	2	88
Synopsys Inc. (a)	5	1,387
T. Rowe Price Group, Inc. (a)	13	2,571
Target Corporation	19	4,386
Teleflex Incorporated	4	1,596
Teradyne Inc. (a)	2	234
Texas Instruments Incorporated (a)	51	9,895
Textron Inc.	2	164
The Allstate Corporation	1	171
The Bank of New York Mellon Corporation	6	300
The Charles Schwab Corporation	22	1,601
The Clorox Company	2	294
The Coca-Cola Company	66	3,443
The Goldman Sachs Group, Inc.	10	3,922
The Home Depot, Inc.	13	4,306
The Kroger Co.	57	2,296
The PNC Financial Services Group, Inc.	16	3,050
The Southern Company	63	3,892
Thermo Fisher Scientific Inc.	5	2,662
Toro Co.	1	135
Tractor Supply Co. (a)	2	502
Tradeweb Markets Inc. - Class A (a)	7	541
Trane Technologies Public Limited Company	9	1,557
Trex Company, Inc. (a)	1	81
Truist Financial Corporation	33	1,938
Twilio Inc. - Class A (a)	4	1,135
Tyler Technologies Inc. (a)	1	633
Tyson Foods Inc. - Class A	3	270
U.S. Bancorp	23	1,368
Uber Technologies, Inc. (a)	8	338
UGI Corp.	1	27
Union Pacific Corporation	22	4,328
United Parcel Service Inc. - Class B	24	4,455
United Rentals Inc. (a)	—	162
United Therapeutics Corporation (a)	—	25
UnitedHealth Group Incorporated	9	3,623
Unum Group	6	155
Valvoline, Inc.	2	50
Veeva Systems Inc. - Class A (a)	3	775
Verisk Analytics, Inc. (a)	4	861
Verizon Communications Inc.	63	3,394
Vertex Pharmaceuticals Incorporated (a)	6	1,065
VICI Properties Inc.	3	77
Victoria's Secret & Co. (a)	5	271
Vimeo Holdings, Inc. (a)	3	97
Visa Inc. - Class A	20	4,422
VMware, Inc. - Class A (a) (b)	—	73
Vontier Corporation	3	100
W. W. Grainger, Inc.	4	1,570
W.P. Carey Inc.	2	138
Walgreens Boots Alliance, Inc. (a)	8	394
Walmart Inc.	23	3,268
Walt Disney Co.	13	2,116
Waters Corp. (a)	5	1,644
Watsco Inc.	—	106
WEC Energy Group Inc.	2	179
West Pharmaceutical Services Inc.	7	2,768
Weyerhaeuser Company	50	1,767
Whirlpool Corporation	—	38
Williams-Sonoma Inc.	1	188
Workday, Inc. - Class A (a)	6	1,378
World Wrestling Entertainment, Inc. - Class A	—	8
Wynn Resorts Ltd. (a)	2	150
Xcel Energy Inc. (a)	7	423
Xerox Holdings Corporation (a)	1	21
Xilinx, Inc. (a)	3	462
Xylem Inc.	4	470
Yum! Brands, Inc.	2	195
Zoetis Inc. - Class A	3	588
Zoom Video Communications, Inc. - Class A (a)	1	171
		528,326
United Kingdom 3.5%
3i Group plc	44	754
Admiral Group PLC	8	325
AlphaWave IP Group PLC (a)	17	55
Amcor Plc	5	55
Anglo American PLC	5	182
Ascential Group Limited (a)	330	1,816
AstraZeneca PLC - ADR (a)	15	872
AstraZeneca PLC	9	1,030
Atlassian Corporation PLC - Class A (a)	1	541
Auto Trader Group PLC	38	298
AVEVA Group plc	36	1,743
BAE Systems PLC	130	985
Barclays PLC	716	1,814
Barratt Developments P L C	43	377
boohoo Group PLC (a)	460	1,339
BP P.L.C. - ADR	22	601
BP P.L.C.	606	2,766
BT Group Plc	98	210
Burberry Group PLC	4	93
Evraz PLC	35	275
Experian PLC	46	1,930
Ferguson PLC	15	2,121
Fiat Chrysler Automobiles N.V. (a)	46	888
Hargreaves Lansdown PLC	12	235
Hikma Pharmaceuticals Public Limited Company	51	1,679
Imperial Brands PLC	68	1,426
Informa Switzerland Limited (a)	78	575

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Intermediate Capital Group PLC	64	1,755
International Consolidated Airlines Group, S.A. (a)	263	628
Kingfisher Plc	121	545
Linde Public Limited Company	15	4,384
Next PLC (a)	6	638
Nvent Electric Public Limited Company	16	529
Persimmon Public Limited Company	3	93
Rio Tinto PLC - ADR (b)	7	468
Rio Tinto PLC	11	704
Rolls-Royce Holdings plc (a)	487	913
Standard Chartered PLC	216	1,261
Taylor Wimpey PLC	71	147
The Sage Group PLC.	130	1,240
Unilever PLC	32	1,718
		40,008
Japan 3.1%
Aisin Seiki Co. Ltd.	3	90
Asahi Glass Co. Ltd.	14	717
Astellas Pharma Inc.	12	206
Brother Industries Ltd. (b)	12	271
CyberAgent Inc.	88	1,695
Dainippon Sumitomo Pharma Co. Ltd.	6	113
Elecom Co.,Ltd.	19	311
Fujitsu Ltd.	7	1,179
Hakuhodo DY Holdings Incorporated	16	274
Hitachi Ltd.	48	2,840
Honda Motor Co. Ltd.	41	1,261
Hoya Corp.	8	1,280
Iida Group Holdings Co., Ltd. (b)	11	273
Inpex Corporation	37	289
Isuzu Motors Ltd.	90	1,175
Kakaku.com Inc.	3	97
KDDI Corp. (b)	30	987
Keyence Corp.	1	358
Kirin Holdings Co. Ltd.	22	407
Komatsu Ltd.	30	722
Kurita Water Industries Ltd.	2	102
Lawson Inc.	3	167
Makita Corp.	4	222
Marubeni Corp. (b)	109	898
Mitsubishi Chemical Holdings Corporation (b)	28	252
Mitsubishi Electric Corp.	67	930
Mitsubishi Gas Chemical Co. Inc.	11	214
Mitsubishi UFJ Financial Group Inc. (b)	57	336
Mitsui & Co. Ltd. (b)	9	192
Mitsui Chemicals Inc.	13	434
NEC Electronics Corp. (a)	15	183
Nintendo Co. Ltd.	2	725
Nippon Express Co. Ltd.	5	310
Nippon Telegraph & Telephone Corp.	57	1,586
Nitto Denko Corp.	10	689
Nomura Real Estate Master Fund. Inc.	—	102
OJI Holdings Corp.	59	299
Olympus Corp.	10	217
Osaka Gas Co. Ltd.	27	491
Otsuka Holdings Co., Ltd.	9	385
Persol Holdings Co., Ltd.	6	150
Sekisui House Ltd.	28	597
Seria Co., Ltd.	18	615
Sony Corp.	13	1,415
Sumitomo Chemical Co. Ltd. (b)	46	242
Sumitomo Metal Mining Co. Ltd.	36	1,314
Sumitomo Mitsui Financial Group Inc. (b)	64	2,237
Sundrug Co. Ltd.	29	869
Taisei Corp.	26	838
Takeda Pharmaceutical Co. Ltd. (b)	29	963
Tokyo Electron Ltd.	2	978
Tokyo Gas Co. Ltd.	26	479
Tosoh Corp.	19	338
Toyota Industries Corp.	5	440
Toyota Motor Corp.	61	1,083
Yamada Denki Co. Ltd.	49	207
ZOZO, Inc.	5	183
		36,227
China 2.4%
Alibaba Group Holding Limited (a) (d)	216	3,990
Alibaba Group Holding Limited - ADR (a)	4	603
A-Living Services Co., Ltd. - Class H (d)	22	79
ANTA Sports Products Limited	12	227
Baidu, Inc. - Class A - ADR (a)	5	692
Bank of Beijing Co., Ltd. - Class A (a)	163	110
BOE Technology Group Co., Ltd. - Class A (a)	255	198
China Everbright Ltd.	120	142
China Feihe Limited (d)	54	92
China Hongqiao Group Limited	317	406
China Lesso Group Holdings Limited	131	209
China Medical System Holdings Limited	148	270
China Merchants Bank Co., Ltd. - Class A (a)	45	352
China Merchants Bank Co., Ltd. - Class H	82	656
China Overseas Land & Investment Ltd.	228	517
China Shenhua Energy Company Limited - Class A (a)	52	183
Chongqing Brewery Co., Ltd. - Class A (a)	4	73
Contemporary Amperex Technology Co., Limited - Class A (a)	3	259
Country Garden Services Holdings Company Limited (a)	33	260
CSPC Pharmaceutical Group Ltd.	509	606
Daqo New Energy Corp. - ADR (a)	5	268
Dragon Delight Holdings Company Limited	133	139
ENN Energy Holdings Ltd.	33	550
Fuyao Glass Industry Group Co., Ltd. - Class H (d)	55	292
Gree Electric Appliances, Inc. of Zhuhai - Class A (a)	78	466
Guotai Junan Securities Co., Ltd. - Class A (a)	58	158
Hello Group Inc. - ADR (a)	16	169
Hengsheng Chemical Industry Co., Ltd. - Class A (a)	16	83
Hua Xia Bank Co., Limited - Class A (a)	98	85
Industrial Bank Co., Ltd. - Class A (a)	160	451
Jiangsu Hengrui Medicine Co., Ltd. - Class A (a)	19	146
Jiugui Liquor Co., Ltd. - Class A	2	84
Lenovo Group Ltd.	624	688
Li Ning Company Limited	38	442
LONGi Green Energy Technology Co., Ltd. - Class A	30	375
Lufax Holding Ltd - ADR (a)	24	167
Meituan Dianping - Class B (a) (d)	25	809
Midea Group Co., Ltd. - Class A (a)	25	274
NetEase, Inc. - ADR (a)	9	769
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A (a)	47	116
Noah Holdings Limited - Class A - ADR (a)	5	167
Nongfu Spring Co., Ltd. - Class H (d)	41	209
People's Insurance Company (Group) of China Limited, The - Class H	1,103	342
Pharmaron Beijing Co., Ltd. - Class H (d)	13	301
PICC Property & Casualty Co. Ltd. - Class H	156	152
Ping An Insurance (Group) Co of China Ltd - Class A (a)	82	611
SANY Heavy Industry Co., Ltd. - Class A (a)	59	232
Seazen Group Limited	212	169
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	6	369
Sinopec Engineering (Group) Co., Ltd. - Class H	833	422
Sinopharm Group Co. Ltd. - Class H	261	683
Sunac Services Holdings Limited (d)	36	75
Tencent Holdings Limited	61	3,686
Tingyi Cayman Islands Holding Corp.	46	85
Topsports International Holdings Limited (d)	178	202
Travelsky Technology Ltd. - Class H	49	94
Uni-President China Holdings Ltd (b)	163	156
Vipshop (China) Co., Ltd. - ADR (a)	6	62
Wanhua Chemical Group Co.,Ltd. - Class A (a)	21	337
WuXi AppTec Co., Ltd. - Class H (b) (d)	19	435
Wuxi Biologics Cayman Inc (a) (d)	84	1,375
Yum China Holdings, Inc.	11	633
		27,252

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Netherlands 1.8%
Adyen B.V. (a) (d)	1	3,040
ASML Holding - ADR (a)	3	2,262
ASML Holding	3	2,161
CNH Industrial N.V. (a)	16	262
ING Groep N.V.	162	2,349
Just Eat Takeaway.Com N.V. (a) (d)	15	1,092
Koninklijke Ahold Delhaize N.V.	11	356
Koninklijke DSM N.V.	10	1,999
Koninklijke Philips N.V.	5	208
NN Group N.V.	7	382
NXP Semiconductors N.V.	11	2,104
Randstad NV (b)	8	547
Royal Dutch Shell PLC - Class A - ADR	15	669
Royal Dutch Shell PLC - Class B	80	1,764
SBM Offshore N.V. (b)	75	1,340
Wolters Kluwer NV - Class C	6	685
		21,220
Germany 1.8%
BASF SE - Class N	13	955
Bayer AG - Class N	30	1,630
Bayerische Motoren Werke AG	12	1,141
Continental AG (a)	6	636
Covestro AG (d)	16	1,114
CTS Eventim AG & Co. KGaA (a)	27	2,032
Daimler AG - Class N	11	947
Deutsche Boerse AG - Class N	8	1,380
Deutsche Post AG - Class N	18	1,135
Deutsche Telekom AG - Class N	38	758
E.ON SE - Class N	150	1,835
Fresenius Medical Care AG & Co. KGaA	14	983
Fresenius SE & Co. KGaA	3	139
LEG Immobilien AG	4	566
MTU Aero Engines AG - Class N	9	1,962
SAP SE	5	720
Siemens AG - Class N	3	558
Siemens Healthineers AG (d)	4	246
Symrise AG	12	1,643
Vitesco Technologies Group Aktiengesellschaft (a)	—	13
Zalando SE (a) (d)	4	373
		20,766
Switzerland 1.2%
Adecco Group AG - Class N (b)	27	1,345
Alcon AG	24	1,948
EMS-Chemie Holding AG	—	360
Garmin Ltd. (a)	2	285
Geberit AG - Class N	2	1,185
Julius Bar Gruppe AG - Class N	1	84
Logitech International S.A. - Class N	4	363
Nestle SA - Class N	9	1,094
Partners Group Holding AG	1	1,718
Sika AG	5	1,429
Sonova Holding AG	2	818
TE Connectivity Ltd. (d)	14	1,859
UBS Group AG	77	1,240
		13,728
South Korea 1.2%
DB Insurance Co. Ltd.	3	138
Hana Financial Group Inc.	33	1,299
Hankook Tire & Technology Co,. Ltd.	9	341
Honam Petrochemical Corp.	2	365
Hyundai Merchant Marine Co.,Ltd. (a)	5	128
KB Financial Group Inc.	46	2,138
Kia Motors Corp.	6	425
Korea Investment Holdings Co. Ltd.	3	188
Kumho Petro chemical Co. Ltd.	2	320
LG Corp.	1	72
MERITZ Securities Co. Ltd.	17	72
NAVER Corp.	—	81
POSCO	2	621
Samsung Electronics Co. Ltd.	69	4,287
Samsung Life Insurance Co., Ltd.	2	124
Shinhan Financial Group Co. Ltd.	47	1,595
SK Hynix Inc.	7	633
SK Telecom Co. Ltd.	—	120
Woori Financial Group Inc.	43	417
		13,364
Ireland 1.1%
Accenture Public Limited Company - Class A	27	8,668
James Hardie Industries Public Limited Company - CDI (a)	3	121
Keywords Studios PLC (a)	50	1,966
Medtronic Public Limited Company	18	2,300
		13,055
Taiwan 1.0%
Asustek Computer Inc.	35	408
Cathay Financial Holding Co. Ltd.	164	340
China Development Financial Holding Corp.	1,793	908
China Life Insurance Company Limited	237	246
Evergreen Marine Corp Taiwan Ltd.	74	330
Fubon Financial Holding Co. Ltd.	514	1,404
Giant Manufacturing Co. Ltd.	11	125
Hon Hai Precision Industry Co. Ltd.	143	534
Innolux Corporation	105	64
MediaTek Inc.	7	227
Novatek Microelectronics Corp.	35	512
Pou Chen Corp.	183	221
Realtek Semiconductor Corp.	13	231
Synnex Technology International Corp.	81	151
Taiwan Semiconductor Manufacturing Co. Ltd.	301	6,215
Wan Hai Lines Ltd.	14	104
Yang Ming Marine Transport Corporation (a)	16	68
		12,088
France 0.9%
BNP Paribas SA	23	1,499
Cie de Saint-Gobain	12	783
CNP Assurances SA	12	191
Dassault Aviation	6	622
IPSEN	3	253
L'Oreal SA	5	1,985
Pernod-Ricard SA	3	678
Publicis Groupe SA	2	142
Sanofi SA	4	413
Sartorius Stedim Biotech	1	722
Total SA	20	935
Total SA - ADR	31	1,486
Valeo	31	871
		10,580
India 0.9%
Apollo Hospitals Enterprise Limited	2	106
Aurobindo Pharma Ltd.	15	150
Axis Bank Limited (a)	13	132
Colgate-Palmolive (India) Limited	16	366
Divi's Laboratories Ltd.	5	292
Havells India Limited	24	442
HCL Technologies Ltd.	37	636
Housing Development Finance Corp.	55	2,038
ICICI Bank Limited	29	274
Indraprastha Gas Limited	21	150
Infosys Ltd.	70	1,572
JSW Steel Limited	16	140
Marico Limited	67	494
Sesa Sterlite Ltd.	114	438
Tata Consultancy Services Limited	31	1,561
Tata Steel Ltd.	10	177
Tech Mahindra Limited	30	553
Wipro Ltd.	40	339
		9,860
Denmark 0.8%
A P Moller - Maersk A/S - Class A	—	520
Coloplast A/S - Class B	4	575
DSV Panalpina A/S	7	1,748
Genmab A/S (a)	4	1,663
GN Store Nord A/S	18	1,278
Novo Nordisk A/S - Class B	17	1,655
Pandora A/S (a)	2	290

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
SimCorp A/S	11	1,299
		9,028
Hong Kong 0.7%
Agile Group Holdings Limited	150	140
AIA Group Limited	128	1,484
Bosideng International Holdings Limited (b)	396	282
Budweiser Brewing Company APAC Limited (d)	24	61
CK Asset Holdings Limited	150	862
CK Hutchison Holdings Limited	280	1,865
Dali Foods Group Company Limited (d)	251	152
Henderson Land Development Co. Ltd.	99	378
Hong Kong Exchanges & Clearing Ltd.	6	375
Hua Hong Semiconductor Limited (a) (d)	12	62
Kingboard Chemical Holdings Ltd.	87	394
Kingboard Laminates Holdings Limited	130	214
Sun Hung Kai Properties Ltd.	56	698
Swire Pacific Ltd. - Class A (b)	84	498
Techtronic Industries Company Limited	29	580
WH Group Limited (d)	91	65
Xinyi Glass Holdings Limited	74	221
Zhongsheng Group Holdings Limited	24	198
		8,529
Australia 0.6%
BHP Group PLC	6	158
BHP Group PLC	12	332
Cochlear Ltd.	9	1,420
Commonwealth Bank of Australia	12	892
CSL Ltd.	11	2,392
Downer EDI Ltd.	41	187
Fortescue Metals Group Ltd.	17	179
Goodman Funding Pty Ltd	58	892
REA Group Ltd.	4	410
Rio Tinto Ltd.	6	397
		7,259
Canada 0.5%
BCE Inc.	20	1,002
Canadian Pacific Railway Limited (a)	15	956
Cenovus Energy Inc.	60	601
Shopify Inc. - Class A (a)	1	1,627
Wheaton Precious Metals Corp.	28	1,070
		5,256
Spain 0.5%
Amadeus IT Group SA (d)	45	2,919
CaixaBank, S.A.	119	370
Cellnex Telecom, S.A. (d)	27	1,665
Tecnicas Reunidas, S.A. (a) (b)	23	215
		5,169
Sweden 0.4%
Atlas Copco Aktiebolag - Class A	17	1,012
Atlas Copco Aktiebolag - Class B	7	379
Epiroc Aktiebolag - Class A	30	622
Epiroc Aktiebolag - Class B	12	216
Investor Aktiebolag - Class B	53	1,132
Kinnevik AB - Class B (a)	12	424
Lundin Petroleum AB (b)	13	468
		4,253
Saudi Arabia 0.3%
Al Rajhi Banking and Investment Corporation	66	2,154
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	7	315
Jarir Marketing Company	3	168
Mouwasat Medical Services Co.	6	293
		2,930
Italy 0.2%
DiaSorin S.p.A.	1	232
Exor Nederland N.V.	5	450
Finecobank Banca Fineco SPA	108	1,963
		2,645
Israel 0.2%
Bank Leumi Le-Israel BM	20	174
Check Point Software Technologies Ltd (a)	2	237
CyberArk Software Ltd. (a)	14	2,209
		2,620
Belgium 0.2%
Anheuser-Busch InBev	7	405
Galapagos (a) (b)	4	209
Umicore	33	1,950
		2,564
South Africa 0.2%
African Rainbow Minerals Ltd. (b)	14	179
Exxaro Resources Ltd. (b)	33	358
Impala Platinum Holdings Limited	16	178
Kumba Iron Ore Ltd	8	263
Mr Price Group	32	434
MTN Group Ltd. (a)	29	274
Naspers Ltd. - Class N	3	484
Sibanye Stillwater	50	155
Thungela Resources (a)	1	3
		2,328
Russian Federation 0.2%
Mobile Telesystems PJSC - ADR	8	80
Public Joint Stock Company "Severstal"	28	590
Public Joint Stock Society "Fosagro" - GDR (d)	19	416
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	138	413
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	2	598
		2,097
Argentina 0.2%
MercadoLibre S.R.L (a)	1	2,015
Brazil 0.2%
B3 S.A. - Brasil, Bolsa, Balcao (a)	176	413
Companhia Siderurgica Nacional	51	268
Energisa S/A	14	116
JBS S/A	63	429
Vale S.A. (a)	18	252
WEG SA (a)	60	434
		1,912
Jersey 0.2%
Clarivate PLC (a)	79	1,730
Singapore 0.1%
DBS Group Holdings Ltd.	52	1,155
Singapore Exchange Ltd.	36	260
		1,415
Thailand 0.1%
Kasikornbank PCL	160	618
Krungthai Card Public Company Limited	117	189
Land and Houses Public Company Limited	454	106
Muangthai Leasing Public Company Limited	41	69
Sri Trang Gloves (Thailand) Public Company Limited (a) (b)	134	124
Srisawad Corporation Public Company Limited	97	180
Thai Union Group PCL	184	118
		1,404
Norway 0.1%
Equinor ASA	48	1,229
Norsk Hydro ASA	12	91
		1,320
Mexico 0.1%
Arca Continental S.A.B. de C.V.	59	360
Grupo Bimbo SAB de CV - Class A	203	571
Megacable Holdings, SAB de CV	41	124
		1,055
Luxembourg 0.1%
ArcelorMittal	33	1,005
Poland 0.1%
Polski Koncern Naftowy Orlen S.A.	40	818
Philippines 0.1%
BDO Unibank, Inc.	67	144
International Container Terminal Services Inc.	128	487
		631

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
United Arab Emirates 0.1%
ALDAR Properties PJSC	512	567
Indonesia 0.0%
PT Indocement Tunggal Prakarsa Tbk	166	121
PT Kalbe Farma Tbk	1,424	142
PT. Bank Central Asia Tbk	107	261
		524
Malaysia 0.0%
Kossan Rubber Industries Bhd (a)	108	60
Kumpulan Sime Darby Berhad	365	198
Supermax Corporation Berhad	102	58
Westports Holdings Berhad	130	140
		456
Portugal 0.0%
Galp Energia, SGPS, S.A.	29	330
Finland 0.0%
Orion Oyj - Class B	8	298
Turkey 0.0%
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	31	57
Turkiye Garanti Bankasi A.S. - Class A	69	72
Turkiye Sise ve Cam Fabrikalari A.S. - Class A	162	149
		278
New Zealand 0.0%
Fisher & Paykel Healthcare Corp.	12	270
Hungary 0.0%
Chemical Works of Gedeon Richter Plc.	8	218
Cyprus 0.0%
TCS Group Holding PLC - GDR (a) (d)	2	204
Greece 0.0%
Hellenic Telecommunications Organization SA - Class R	6	121
Jumbo S.A. - Class R	4	73
		194
Austria 0.0%
Voestalpine AG (b)	4	151
Chile 0.0%
S.A.C.I. Falabella	41	145
Bermuda 0.0%
Assured Guaranty Ltd.	—	10
Total Common Stocks (cost $655,701)		818,102
GOVERNMENT AND AGENCY OBLIGATIONS 11.6%
United States of America 11.1%
Austin, City of
2.79%, 11/15/31	370	392
Beaverton, City of
5.00%, 04/01/33	250	322
California, State of
4.00%, 11/01/33	250	293
Federal Home Loan Mortgage Corporation
4.00%, 11/01/45 - 09/01/49	894	977
4.50%, 10/01/48 - 01/01/49	2,129	2,361
3.00%, 03/01/50	1,590	1,683
3.50%, 04/01/50	3,098	3,367
2.50%, 10/01/50	785	812
Federal National Mortgage Association, Inc.
2.00%, 07/01/36 - 08/01/51	8,514	8,650
2.50%, 07/01/36 - 08/01/51	6,170	6,400
3.50%, 11/01/46 - 11/01/50	2,996	3,200
4.00%, 05/01/48 - 01/01/50	2,872	3,139
4.50%, 12/01/48	682	751
3.00%, 07/01/50 - 09/01/50	5,161	5,459
3.00%, 09/01/51 (e)	1,029	1,084
2.50%, 10/01/51 (e)	1,359	1,402
Government National Mortgage Association
2.00%, 06/20/51 - 08/20/51	1,223	1,241
2.50%, 06/20/51 - 08/20/51	2,219	2,293
Illinois, State of
5.10%, 06/01/33	135	157
Massachusetts School Building Authority
4.00%, 11/15/35	150	172
Massachusetts, Commonwealth of
2.51%, 07/01/41	700	701
Metropolitan Transportation Authority
4.00%, 11/15/45	105	117
Pennsylvania, Commonwealth of
2.99%, 06/01/42	925	947
Portland, City of
4.00%, 04/01/32	265	300
San Antonio Water System
5.92%, 05/15/40	250	360
San Bernardino Community College District
2.69%, 08/01/41	715	700
2.86%, 08/01/49	415	403
Treasury, United States Department of
1.38%, 08/31/23 - 08/15/50	16,870	17,090
0.25%, 06/15/24 - 06/30/25	3,140	3,109
1.88%, 08/31/24	17,260	17,945
0.50%, 03/31/25	5,255	5,227
0.38%, 11/30/25 - 01/31/26	15,952	15,625
0.75%, 05/31/26	2,000	1,983
0.88%, 06/30/26	4,100	4,085
3.50%, 02/15/39	740	922
1.13%, 08/15/40	40	34
2.75%, 08/15/42 - 11/15/42	3,943	4,434
2.50%, 05/15/46	2,430	2,630
3.00%, 02/15/49	1,000	1,196
2.25%, 08/15/49	3,113	3,228
2.00%, 02/15/50	900	884
1.25%, 05/15/50	2,490	2,038
Trustees of the California State University
2.72%, 11/01/52	260	253
		128,366
Mexico 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25	400	435
4.75%, 04/27/32	300	337
		772
Russian Federation 0.1%
Ministry of Finance of the Russian Federation
5.10%, 03/28/35 (f)	600	719
Panama 0.1%
Government of the Republic of Panama
3.75%, 04/17/26	650	696
Kazakhstan 0.1%
Kantselyariya Premer-Ministra Respubliki Kazakhstan, Gu
5.13%, 07/21/25 (f)	590	676
Indonesia 0.1%
Indonesia Government International Bond
4.35%, 01/08/27 (f)	400	451
The Republic of Indonesia, The Government of
4.13%, 01/15/25 (f)	200	219
		670
Philippines 0.0%
The Philippines, Government of
3.95%, 01/20/40	540	589
Colombia 0.0%
Presidencia de la República de Colombia
5.00%, 06/15/45	600	585
Uruguay 0.0%
El Gobierno De La Republica Oriental Del Uruguay
4.50%, 08/14/24	500	534
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	200	198
6.55%, 03/14/37	200	269
		467

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Romania 0.0%
Ministerul Finantelor Publice
5.13%, 06/15/48 (f)	260	309
Total Government And Agency Obligations (cost $136,345)		134,383
CORPORATE BONDS AND NOTES 8.4%
United States of America 6.4%
AbbVie Inc.
3.20%, 05/14/26	1,000	1,078
4.25%, 11/14/28	300	344
Aetna Inc.
4.50%, 05/15/42	400	477
AFLAC Incorporated
4.75%, 01/15/49	400	524
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	600	726
Altria Group, Inc.
3.40%, 05/06/30	750	791
Amazon.com, Inc.
4.05%, 08/22/47	600	726
American Tower Corporation
3.38%, 10/15/26	1,000	1,082
Amgen Inc.
2.45%, 02/21/30	600	613
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200	242
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	200	219
Anthem, Inc.
2.88%, 09/15/29 (b)	400	421
5.10%, 01/15/44	300	389
AT&T Inc.
4.25%, 03/01/27	300	340
3.50%, 06/01/41	400	410
Baker Hughes Holdings LLC
3.34%, 12/15/27	600	654
Bank of America Corporation
4.25%, 10/22/26	300	338
4.18%, 11/25/27	1,000	1,115
2.88%, 10/22/30	300	313
2.59%, 04/29/31	300	306
Bausch Health Companies Inc.
6.13%, 04/15/25 (f)	3,262	3,332
Bemis Company, Inc.
2.63%, 06/19/30	650	664
Bimbo Bakeries USA, Inc.
4.00%, 05/17/51 (f)	200	216
Bristol-Myers Squibb Company
4.55%, 02/20/48	400	513
Burlington Northern Santa Fe, LLC
5.75%, 05/01/40	200	280
Calumet Specialty Products Partners, L.P.
7.75%, 04/15/23	1,500	1,489
Capital One Financial Corporation
3.75%, 07/28/26	1,000	1,098
3.65%, 05/11/27	100	111
Carrier Global Corporation
2.72%, 02/15/30	300	310
Centene Corporation
3.00%, 10/15/30	300	308
CF Industries, Inc.
5.15%, 03/15/34	400	489
Charter Communications Operating, LLC
2.80%, 04/01/31	100	100
3.50%, 03/01/42	200	195
Chesapeake Energy Corporation
5.88%, 02/01/29 (f)	500	534
Cigna Holding Company
2.38%, 03/15/31	600	605
Citigroup Inc.
2.98%, 11/05/30	600	631
Comcast Corporation
4.25%, 01/15/33	400	470
3.90%, 03/01/38	200	227
Commonwealth Edison Company
4.00%, 03/01/48	500	587
Community Health Systems, Inc.
8.00%, 03/15/26 (f)	8,500	9,013
Continental Resources, Inc.
5.75%, 01/15/31 (f)	400	483
CSX Corporation
3.80%, 11/01/46	600	673
CVS Health Corporation
4.30%, 03/25/28	1,032	1,176
DAE Funding LLC
1.55%, 08/01/24 (f)	200	198
Diamond Sports Group, LLC
5.38%, 08/15/26 (f)	500	331
DISH DBS Corporation
5.88%, 07/15/22	1,500	1,546
Dollar Tree, Inc.
4.20%, 05/15/28	300	338
Duke Energy Corporation
2.45%, 06/01/30	50	51
3.75%, 09/01/46	500	534
Eldorado Resorts, Inc.
6.25%, 07/01/25 (f)	1,000	1,054
Energy Transfer LP
4.75%, 01/15/26	600	670
Enterprise Products Operating LLC
3.13%, 07/31/29	300	322
2.80%, 01/31/30	300	313
ERP Operating Limited Partnership
4.50%, 07/01/44	200	251
Exelon Corporation
4.45%, 04/15/46	100	121
Exxon Mobil Corporation
2.44%, 08/16/29	600	624
2.61%, 10/15/30	100	105
Fidelity National Information Services, Inc.
2.25%, 03/01/31	500	496
Fiserv, Inc.
3.50%, 07/01/29	300	327
2.65%, 06/01/30	300	307
Flir Systems, Inc.
2.50%, 08/01/30	650	655
Ford Motor Credit Company LLC
5.13%, 06/16/25	2,000	2,173
Fox Corporation
4.71%, 01/25/29	300	350
General Dynamics Corporation
3.63%, 04/01/30	400	448
HCA Inc.
4.13%, 06/15/29	600	670
JPMorgan Chase & Co.
2.52%, 04/22/31	200	204
2.96%, 05/13/31	400	417
4.95%, 06/01/45	200	262
KeyCorp
2.55%, 10/01/29	300	312
Las Vegas Sands Corp.
3.90%, 08/08/29	400	408
Lockheed Martin Corporation
3.80%, 03/01/45	200	230
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (f)	1,500	1,491
Microchip Technology Incorporated
4.33%, 06/01/23	1,000	1,057
Mohawk Industries, Inc.
3.63%, 05/15/30	400	436
Morgan Stanley
3.97%, 07/22/38	200	229
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (b) (f)	750	707
MPLX LP
4.13%, 03/01/27	600	669
New Golden Nugget Inc.
6.75%, 10/15/24 (f)	1,000	1,001

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Northrop Grumman Corporation
5.25%, 05/01/50	400	556
Occidental Petroleum Corporation
8.00%, 07/15/25	300	358
6.63%, 09/01/30	200	247
Quest Diagnostics Incorporated
2.80%, 06/30/31	650	677
Radian Group Inc.
4.88%, 03/15/27	400	436
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	50	47
Roper Technologies, Inc.
2.00%, 06/30/30	600	587
Simon Property Group, L.P.
3.38%, 12/01/27	200	218
SkyMiles IP Ltd.
4.50%, 10/20/25 (f)	300	321
Southwest Airlines Co.
1.25%, 05/01/25 (g)	500	741
Sprint Corporation
7.63%, 03/01/26	1,500	1,818
Tenet Healthcare Corporation
6.13%, 10/01/28 (f)	2,000	2,099
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (f)	600	620
The Boeing Company
3.50%, 03/01/39	100	99
The Goldman Sachs Group, Inc.
2.60%, 02/07/30	600	618
The Kroger Co.
4.65%, 01/15/48	400	492
The Sherwin-Williams Company
2.30%, 05/15/30	800	806
The Southern Company
3.25%, 07/01/26	300	323
3.70%, 04/30/30 (g)	900	986
The Williams Companies, Inc.
3.50%, 11/15/30	50	54
T-Mobile USA, Inc.
3.75%, 04/15/27	200	220
3.30%, 02/15/51	200	194
United Parcel Service, Inc.
3.75%, 11/15/47	600	695
Univision Communications Inc.
5.13%, 02/15/25 (f)	1,500	1,524
Valero Energy Corp.
4.35%, 06/01/28	300	337
Verizon Communications Inc.
2.85%, 09/03/41	550	537
Wells Fargo & Company
2.88%, 10/30/30	600	628
WESCO Distribution, Inc.
7.13%, 06/15/25 (f)	600	641
WRKCo Inc.
3.90%, 06/01/28	600	668
Wynn Las Vegas, LLC
5.50%, 03/01/25 (f)	1,000	1,020
Xilinx, Inc.
2.95%, 06/01/24	1,000	1,054
		73,540
United Kingdom 0.4%
Ashtead Capital, Inc.
4.38%, 08/15/27 (f)	1,000	1,048
AstraZeneca PLC
4.00%, 09/18/42	400	475
Barclays PLC
4.38%, 01/12/26 (g)	500	557
BAT Capital Corp.
3.56%, 08/15/27	1,000	1,077
BP Capital Markets P.L.C.
3.72%, 11/28/28	300	334
HSBC Holdings PLC
2.01%, 09/22/28 (g)	300	299
2.36%, 08/18/31 (g)	200	197
Imperial Brands Finance PLC
3.50%, 07/26/26 (f) (h)	300	321
Royalty Pharma PLC
1.75%, 09/02/27	100	99
Vodafone Group Public Limited Company
6.15%, 02/27/37	500	684
		5,091
France 0.3%
Altice France Holding S.A.
5.50%, 10/15/29 (f)	1,000	991
AXA
8.60%, 12/15/30	100	149
BNP Paribas
3.05%, 01/13/31 (f) (g)	600	627
Orange SA
5.38%, 01/13/42	200	266
Societe Generale
1.79%, 06/09/27 (f) (g)	200	199
Total Capital International
2.83%, 01/10/30	600	640
		2,872
Canada 0.2%
Canadian Natural Resources Limited
3.85%, 06/01/27	600	656
Manulife Financial Corporation
4.06%, 02/24/32	800	878
TransCanada PipeLines Limited
4.25%, 05/15/28	300	341
4.63%, 03/01/34	300	352
		2,227
Bermuda 0.2%
Arch Capital Group Ltd.
3.64%, 06/30/50	500	545
Weatherford International Ltd.
6.50%, 09/15/28 (f)	1,325	1,365
		1,910
Mexico 0.2%
America Movil, S.A.B. De C.V.
3.63%, 04/22/29	200	217
2.88%, 05/07/30	200	208
Coca-Cola FEMSA, S.A.B. de C.V.
5.25%, 11/26/43	600	793
Comision Federal de Electricidad
3.35%, 02/09/31 (f)	450	444
Kimberly - Clark De Mexico S.A.B. De C.V.
2.43%, 07/01/31 (f)	200	199
		1,861
Chile 0.1%
Cencosud S.A.
5.15%, 02/12/25 (f)	450	495
Colbun S.A.
3.95%, 10/11/27 (f)	400	436
Corporacion Nacional del Cobre de Chile
4.50%, 08/01/47 (f)	400	460
		1,391
Cayman Islands 0.1%
Alibaba Group Holding Limited
2.13%, 02/09/31	200	192
Tencent Holdings Limited
2.39%, 06/03/30 (f)	1,000	983
		1,175
Germany 0.1%
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	1,000	1,105
China 0.1%
Alibaba Group Holding Limited
4.00%, 12/06/37	300	326
State Grid Overseas Investment Ltd.
3.50%, 05/04/27 (f)	600	658
		984

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Italy 0.1%
Enel Finance International N.V.
3.50%, 04/06/28 (f)	700	766
UniCredit S.p.A.
1.98%, 06/03/27 (f)	200	199
		965
Singapore 0.1%
Flex Ltd.
4.88%, 05/12/30	700	806
Netherlands 0.1%
EDP Finance B.V.
1.71%, 01/24/28 (f)	300	294
Shell International Finance B.V.
4.13%, 05/11/35	300	354
		648
Togo 0.0%
Banque Ouest Africaine De Developpement
5.00%, 07/27/27 (f)	450	504
Japan 0.0%
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	500	492
Egypt 0.0%
African Export-Import Bank
3.99%, 09/21/29 (f)	400	424
Austria 0.0%
Suzano Austria GmbH
3.13%, 01/15/32	300	290
Indonesia 0.0%
PT Pertamina (Persero)
4.70%, 07/30/49 (f)	200	216
Virgin Islands (British) 0.0%
Sinopec Group Overseas Development (2018) Limited
3.35%, 05/13/50 (f)	200	205
Luxembourg 0.0%
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (f)	200	204
Ireland 0.0%
STERIS Irish FinCo Unlimited Company
2.70%, 03/15/31	200	204
India 0.0%
Export-Import Bank of India
3.25%, 01/15/30 (f)	200	203
Total Corporate Bonds And Notes (cost $94,709)		97,317
EQUITY LINKED STRUCTURED NOTES 2.6%
United States of America 2.4%
BNP Paribas
(Apple Inc.)	8	1,095
BNP Paribas Issuance B.V.
(MetLife, Inc.) (i)	22	1,382
Citigroup Global Markets Holdings Inc.
(Texas Instruments Incorporated) (j)	17	3,070
(JPMorgan Chase & Co.) (j)	12	1,879
Credit Suisse AG
(Bank of America Corporation) (j)	50	2,037
(Intel Corporation) (j)	17	913
(S&P 500 Index) (j) (k)	—	1,419
Goldman Sachs International
(Union Pacific Corporation) (j)	5	900
J.P. Morgan Structured Products B.V.
(Amazon.com, Inc.) (d)	—	984
(CVS Health Corporation) (j)	20	1,597
Merrill Lynch International & Co. C.V.
(Oracle Corporation) (f)	16	1,048
Mizuho Markets Cayman LP
(JPMorgan Chase & Co.) (j)	6	948
(Microchip Technology Incorporated) (f) (j)	2	307
Morgan Stanley Finance II Ltd
(Comcast Corporation) (j)	25	1,389
National Bank of Canada
(General Motors Company) (j)	45	2,240
(Air Products and Chemicals, Inc. ) (f) (j)	3	787
Royal Bank of Canada
(Intel Corporation) (f)	31	1,591
(Schlumberger N.V.) (f) (j)	30	885
Societe Generale
(Workday, Inc.) (j)	5	1,226
UBS AG
(Morgan Stanley) (j)	15	1,256
(Chevron Corporation) (j)	15	1,491
		28,444
Canada 0.1%
Citigroup Global Markets Holdings Inc.
(Barrick Gold Corporation) (j)	50	924
United Kingdom 0.1%
National Bank of Canada
(Rio Tinto PLC) (j)	13	898
Total Equity Linked Structured Notes (cost $29,032)		30,266
INVESTMENT COMPANIES 1.5%
United States of America 1.5%
iShares Core MSCI Emerging Markets ETF	92	5,656
Schwab U.S. TIPs ETF (b)	183	11,430
Total Investment Companies (cost $17,238)		17,086
PREFERRED STOCKS 1.3%
United States of America 0.9%
American Electric Power Company, Inc., 6.13%, 03/15/22 (g)	17	810
Broadcom Inc., 8.00%, 09/30/22 (a) (g)	2	2,604
Dominion Energy, Inc., 7.25%, 06/01/22 (b) (g)	20	1,943
DTE Energy Company, 6.25%, 11/01/22 (g)	30	1,508
K.K.R. Co., Inc., 6.00%, 09/15/23 (b) (g)	4	300
NextEra Energy, Inc., 5.28%, 03/01/23 (g)	25	1,274
The Southern Company, 6.75%, 08/01/22 (g)	25	1,275
		9,714
Switzerland 0.2%
Roche Holding AG	7	2,539
Brazil 0.1%
Banco Bradesco S.A. (a) (g)	79	301
Bradespar SA	30	289
Itausa - Investimentos Itau SA (a)	494	1,015
		1,605
Germany 0.1%
Bayerische Motoren Werke AG	4	308
Fuchs Petrolub SE	5	226
Sartorius AG	1	355
		889
Total Preferred Stocks (cost $13,310)		14,747
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United States of America 0.3%
American Airlines, Inc.
Series 2016-A-3, 3.25%, 10/15/28	439	426
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-B-VOLT, REMIC, 1.05%, (1 Month USD LIBOR + 0.95%), 09/15/23 (j)	370	370
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	485	490
Series 2019-A2-A2, 1.72%, 08/15/22	1,000	1,014
Discover Card Execution Note Trust
Series 2019-A1-A1, 3.04%, 01/18/22	400	403
United Airlines 2019-2 Class A Pass Through Trust
Series 2019-A-2, REMIC, 2.90%, 05/01/28	191	190
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	464	516
United Airlines Inc. Pass-Through Trust
Series 2016-A-1, 3.45%, 07/07/28	79	79
United Airlines Pass Through Trust
Series 2020-B-1, 4.88%, 01/15/26	234	246
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,644)		3,734

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Taiwan 0.0%
Fubon Financial Holding Co., Ltd. (a) (l)	18	11
Total Rights (cost $0)		11
SHORT TERM INVESTMENTS 4.3%
Investment Companies 2.6%
JNL Government Money Market Fund, 0.01% (m) (n)	30,609	30,609
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund, 0.01% (m) (n)	19,302	19,302
Total Short Term Investments (cost $49,911)		49,911
Total Investments 100.9% (cost $999,890)		1,165,557
Other Derivative Instruments (0.0)%		(421)
Other Assets and Liabilities, Net (0.9)%		(10,292)
Total Net Assets 100.0%		1,154,844

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) All or a portion of the security is subject to a written call option.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $2,484.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $43,923 and 3.8% of the Fund.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Franklin Templeton Growth Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Templeton Global Bond Fund - Class R6	11,144	144	10,861	188	(1,329)	902	—	—

JNL/Franklin Templeton Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	11/01/19	786	3,040	0.3
Alibaba Group Holding Limited	06/18/20	5,707	3,990	0.4
A-Living Services Co., Ltd. - Class H	07/08/21	96	79	—
Amadeus IT Group SA	07/24/20	2,636	2,919	0.3
Budweiser Brewing Company APAC Limited	05/06/21	80	61	—
Cellnex Telecom, S.A.	07/21/20	1,588	1,665	0.2
China Feihe Limited	07/08/21	108	92	—
Covestro AG	03/11/20	792	1,114	0.1
Dali Foods Group Company Limited	06/26/19	152	152	—
Fuyao Glass Industry Group Co., Ltd. - Class H	08/05/21	399	292	—
Hua Hong Semiconductor Limited	08/05/21	79	62	—
J.P. Morgan Structured Products B.V. - Amazon.com, Inc., 9720.92%, 12/07/21	11/24/20	939	984	0.1
Just Eat Takeaway.Com N.V.	01/21/21	1,469	1,092	0.1
Meituan Dianping - Class B	07/07/20	802	809	0.1
Nongfu Spring Co., Ltd. - Class H	08/05/21	227	209	—
Pharmaron Beijing Co., Ltd. - Class H	01/08/21	224	301	—
Public Joint Stock Society "Fosagro"	07/07/20	268	416	—
Siemens Healthineers AG	03/31/21	209	246	—
Sunac Services Holdings Limited	08/05/21	95	75	—
TCS Group Holding PLC	07/08/21	200	204	—
TE Connectivity Ltd.	06/25/19	1,277	1,859	0.2
Topsports International Holdings Limited	05/27/20	249	202	—
WH Group Limited	02/04/21	76	65	—
WuXi AppTec Co., Ltd. - Class H	04/08/21	329	435	—
Wuxi Biologics Cayman Inc	06/15/20	857	1,375	0.1
Zalando SE	08/04/20	361	373	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Franklin Templeton Growth Allocation Fund — Restricted Securities (continued)
Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
	20,005	22,111	1.9

JNL/Franklin Templeton Growth Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
International Business Machines Corporation	Call	150.00	11/19/21	60	(8)

JNL/Franklin Templeton Growth Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	42	December 2021	2,677	21	(62)
S&P 500 Index	148	December 2021	33,004	(385)	(1,201)
				(364)	(1,263)
Short Contracts
United States 10 Year Note	(159)	December 2021	(21,153)	(22)	227
United States 10 Year Ultra Bond	(6)	December 2021	(887)	(1)	16
United States Long Bond	(14)	December 2021	(2,277)	(2)	48
				(25)	291

JNL/Franklin Templeton Growth Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CIT	0.91	1.00	06/20/26	(225)	—	—	—
Nordstrom, Inc. (Q)	CIT	2.31	1.00	06/20/26	(200)	(11)	(13)	2
Nordstrom, Inc. (Q)	JPM	2.31	1.00	06/20/26	(200)	(12)	(10)	(2)
					(625)	(23)	(23)	0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Growth Allocation Fund
Assets - Securities
Common Stocks	574,481	243,621	—	818,102
Government And Agency Obligations	—	134,383	—	134,383
Corporate Bonds And Notes	—	97,317	—	97,317
Equity Linked Structured Notes	—	28,847	1,419	30,266
Investment Companies	17,086	—	—	17,086
Preferred Stocks	14,747	—	—	14,747
Non-U.S. Government Agency Asset-Backed Securities	—	3,734	—	3,734
Rights	—	11	—	11
Short Term Investments	49,911	—	—	49,911
	656,225	507,913	1,419	1,165,557
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	291	—	—	291
OTC Credit Default Swap Agreements	—	2	—	2
	291	2	—	293
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,263)	—	—	(1,263)
Exchange Traded Written Options	(8)	—	—	(8)
OTC Credit Default Swap Agreements	—	(2)	—	(2)
	(1,271)	(2)	—	(1,273)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
COMMON STOCKS 47.5%
Utilities 9.2%
American Electric Power Company, Inc. (a)	135	10,959
Dominion Energy, Inc.	350	25,557
DTE Energy Company	70	7,820
Duke Energy Corporation	245	23,909
Edison International	280	15,532
Exelon Corporation (a)	100	4,834
Sempra Energy	179	22,646
The Southern Company	650	40,280
Xcel Energy Inc. (a)	25	1,563
		153,100
Health Care 8.6%
AbbVie Inc.	250	26,968
Amgen Inc. (a)	35	7,443
Bristol-Myers Squibb Company	400	23,668
CVS Health Corporation	100	8,486
Johnson & Johnson	150	24,225
Merck & Co., Inc.	350	26,289
Pfizer Inc.	633	27,241
		144,320
Financials 6.3%
Bank of America Corporation	250	10,613
Barclays PLC	5,500	13,942
Citigroup Inc.	150	10,527
JPMorgan Chase & Co.	120	19,643
MetLife, Inc.	150	9,260
Morgan Stanley	120	11,677
Truist Financial Corporation	285	16,715
U.S. Bancorp	220	13,077
		105,454
Consumer Staples 6.3%
PepsiCo, Inc. (a)	210	31,586
Philip Morris International Inc.	152	14,392
Procter & Gamble Co. (a)	175	24,465
The Coca-Cola Company	500	26,235
Unilever PLC	150	8,103
		104,781
Energy 5.8%
Bonanza Creek Energy, Inc.	65	3,114
BP P.L.C. - ADR	200	5,466
Chevron Corporation	300	30,435
DT Midstream, Inc.	8	380
Exxon Mobil Corporation	600	35,292
Royal Dutch Shell PLC - Class A - ADR	150	6,686
Total SA - ADR	300	14,379
Weatherford International Public Limited Company (a)	100	1,967
		97,719
Industrials 4.8%
Cummins Inc.	40	8,982
Honeywell International Inc. (a)	70	14,860
Lockheed Martin Corporation	50	17,255
Raytheon BBN Technologies Corp.	125	10,745
Union Pacific Corporation	75	14,701
United Parcel Service Inc. - Class B	75	13,658
		80,201
Communication Services 2.7%
BCE Inc.	180	9,017
Comcast Corporation - Class A (a)	100	5,593
Verizon Communications Inc.	550	29,706
		44,316
Information Technology 2.3%
Analog Devices, Inc. (a)	40	6,699
Intel Corporation (a)	100	5,328
International Business Machines Corporation (b)	125	17,349
Texas Instruments Incorporated (a)	50	9,611
		38,987
Materials 1.3%
Air Products and Chemicals, Inc.	37	9,476
BASF SE - Class N	110	8,366
Rio Tinto PLC - ADR (c)	70	4,677
		22,519
Consumer Discretionary 0.2%
The Home Depot, Inc.	12	3,939
Total Common Stocks (cost $661,770)		795,336
CORPORATE BONDS AND NOTES 24.5%
Health Care 9.4%
AbbVie Inc.
3.80%, 03/15/25	7,500	8,141
Bausch Health Companies Inc.
6.13%, 04/15/25 (d)	3,834	3,916
9.00%, 12/15/25 (d)	2,500	2,647
4.88%, 06/01/28 (d)	4,000	4,148
5.00%, 02/15/29 (d)	6,000	5,587
Bristol-Myers Squibb Company
3.40%, 07/26/29	3,500	3,879
Community Health Systems, Inc.
6.63%, 02/15/25 (d)	31,800	33,284
8.00%, 03/15/26 (d)	40,000	42,416
6.88%, 04/15/29 (d)	3,000	3,004
6.13%, 04/01/30 (d)	1,000	971
CVS Health Corporation
4.10%, 03/25/25	505	554
4.30%, 03/25/28	3,500	3,990
5.05%, 03/25/48	1,600	2,062
Endo Designated Activity Company
5.88%, 10/15/24 (d)	2,500	2,445
9.50%, 07/31/27 (c) (d)	1,448	1,450
6.00%, 06/30/28 (c) (d)	1,827	1,307
HCA Inc.
5.88%, 05/01/23	7,500	8,049
Mylan N.V.
3.95%, 06/15/26	2,700	2,974
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (d)	4,724	4,804
Tenet Healthcare Corporation
6.75%, 06/15/23	20,000	21,541
		157,169
Communication Services 4.3%
Altice France Holding S.A.
5.50%, 10/15/29 (d)	7,500	7,433
AT&T Inc.
4.13%, 02/17/26	5,000	5,580
CCO Holdings, LLC
5.50%, 05/01/26 (d)	900	929
5.13%, 05/01/27 (d)	3,300	3,437
Diamond Sports Group, LLC
5.38%, 08/15/26 (d)	5,000	3,312
DISH DBS Corporation
5.88%, 07/15/22	9,500	9,790
5.00%, 03/15/23	11,000	11,408
Netflix, Inc.
4.38%, 11/15/26	5,000	5,591
Sprint Corporation
11.50%, 11/15/21	7,500	7,591
6.00%, 11/15/22	4,200	4,410
7.13%, 06/15/24	5,500	6,262
Univision Communications Inc.
6.63%, 06/01/27 (d)	5,500	5,965
		71,708
Financials 3.4%
Bank of America Corporation
6.10%, (100, 03/17/25) (e)	4,000	4,454
6.25%, (100, 09/05/24) (c) (e)	2,500	2,761
3.42%, 12/20/28	7,500	8,123
Capital One Financial Corporation
4.20%, 10/29/25	7,500	8,300
Citigroup Inc.
4.13%, 07/25/28	7,500	8,360
Ford Motor Credit Company LLC
5.13%, 06/16/25	10,000	10,864

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
3.46%, (3 Month USD LIBOR + 3.32%), (100, 10/01/21) (e) (f)	1,900	1,914
3.60%, (3 Month USD LIBOR + 3.47%), (100, 10/30/21) (e) (f)	2,833	2,848
5.15%, (100, 05/01/23) (e)	1,800	1,853
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,941
		56,418
Energy 2.0%
Bonanza Creek Energy, Inc.
7.50%, 04/30/26	1,043	1,050
Calumet Specialty Products Partners, L.P.
7.63%, 01/15/22	562	560
7.75%, 04/15/23	4,000	3,970
9.25%, 07/15/24 (d)	1,944	2,111
11.00%, 04/15/25 (d)	7,000	7,646
Chesapeake Energy Corporation
5.88%, 02/01/29 (d)	3,000	3,205
Occidental Petroleum Corporation
8.00%, 07/15/25	2,000	2,387
6.63%, 09/01/30	2,000	2,468
Weatherford International Ltd.
11.00%, 12/01/24 (d)	4,821	5,078
6.50%, 09/15/28 (d)	5,500	5,664
		34,139
Consumer Discretionary 2.0%
Eldorado Resorts, Inc.
6.25%, 07/01/25 (d)	7,500	7,902
Ford Motor Company
4.35%, 12/08/26	5,000	5,324
General Motors Company
5.15%, 04/01/38	3,500	4,156
New Golden Nugget Inc.
6.75%, 10/15/24 (d)	5,000	5,006
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	9,500	9,693
5.25%, 05/15/27 (c) (d)	2,000	2,020
		34,101
Industrials 2.0%
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (d)	11,000	10,935
Southwest Airlines Co.
1.25%, 05/01/25 (g)	3,000	4,448
United Rentals (North America), Inc.
4.88%, 01/15/28	4,000	4,231
United Technologies Corporation
3.95%, 08/16/25	7,000	7,707
WESCO Distribution, Inc.
7.13%, 06/15/25 (d)	5,000	5,340
		32,661
Consumer Staples 1.0%
Ashtead Capital, Inc.
4.25%, 11/01/29 (d)	3,000	3,295
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,652
3.56%, 08/15/27	10,000	10,773
		16,720
Information Technology 0.4%
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (c) (d)	7,100	6,688
Total Corporate Bonds And Notes (cost $383,239)		409,604
EQUITY LINKED STRUCTURED NOTES 13.8%
BNP Paribas
(Apple Inc.)	65	8,898
BNP Paribas Issuance B.V.
(MetLife, Inc.) (h)	210	12,899
Citigroup Global Markets Holdings Inc.
(Texas Instruments Incorporated) (f)	92	16,614
(JPMorgan Chase & Co.) (f)	99	15,498
(Barrick Gold Corporation) (f)	475	8,769
Credit Suisse AG
(Morgan Stanley ) (f)	115	10,235
(Bank of America Corporation) (f)	485	19,757
(Intel Corporation) (f)	170	9,133
J.P. Morgan Structured Products B.V.
(Amazon.com, Inc.) (i)	3	9,841
(CVS Health Corporation) (f)	175	13,969
Mizuho Markets Cayman LP
(JPMorgan Chase & Co.) (f)	42	6,694
(Microchip Technology Incorporated) (d) (f)	20	3,072
Morgan Stanley Finance II Ltd
(Comcast Corporation) (f)	243	13,473
National Bank of Canada
(General Motors Company) (f)	235	11,696
(Air Products and Chemicals, Inc. ) (d) (f)	16	4,200
(Rio Tinto PLC) (f)	128	9,125
Royal Bank of Canada
(Intel Corporation) (d)	313	16,064
Societe Generale
(Target Corporation) (d)	83	16,501
(Workday, Inc.) (f)	45	11,038
UBS AG
(Chevron Corporation) (f)	140	14,102
Total Equity Linked Structured Notes (cost $224,046)		231,578
GOVERNMENT AND AGENCY OBLIGATIONS 6.4%
U.S. Treasury Note 6.3%
Treasury, United States Department of
2.75%, 04/30/23	20,000	20,803
0.25%, 03/15/24 - 06/15/24	35,000	34,847
0.38%, 09/15/24	20,000	19,913
0.50%, 03/31/25	15,000	14,920
0.75%, 05/31/26	15,000	14,873
		105,356
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	921	1,005
Total Government And Agency Obligations (cost $105,733)		106,361
PREFERRED STOCKS 3.6%
Utilities 2.1%
American Electric Power Company, Inc., 6.13%, 03/15/22 (g)	150	7,151
Dominion Energy, Inc., 7.25%, 06/01/22 (g)	85	8,256
DTE Energy Company, 6.25%, 11/01/22 (g)	135	6,785
NextEra Energy, Inc., 5.28%, 03/01/23 (g)	250	12,740
		34,932
Information Technology 1.4%
Broadcom Inc., 8.00%, 09/30/22 (a) (g)	15	22,980
Financials 0.1%
K.K.R. Co., Inc., 6.00%, 09/15/23 (c) (g)	33	2,568
Total Preferred Stocks (cost $50,600)		60,480
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	4,174	4,648
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,174)		4,648
SHORT TERM INVESTMENTS 4.0%
Investment Companies 3.4%
JNL Government Money Market Fund, 0.01% (j) (k)	56,609	56,609
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 0.01% (j) (k)	10,812	10,812
Total Short Term Investments (cost $67,421)		67,421
Total Investments 100.1% (cost $1,496,983)		1,675,428
Other Derivative Instruments (0.0)%		(83)
Other Assets and Liabilities, Net (0.1)%		(1,348)
Total Net Assets 100.0%		1,673,997

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $241,475 and 14.4% of the Fund.

(e) Perpetual security. Next contractual call price and date are presented in

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

parentheses, if applicable.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Convertible security.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Franklin Templeton Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
J.P. Morgan Structured Products B.V. - Amazon.com, Inc., 9720.92%, 12/07/21	11/24/20	9,386	9,841	0.6

JNL/Franklin Templeton Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
International Business Machines Corporation	Call	150.00	11/19/21	600	(83)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Common Stocks	764,925	30,411	—	795,336
Corporate Bonds And Notes	—	409,604	—	409,604
Equity Linked Structured Notes	—	231,578	—	231,578
Government And Agency Obligations	—	106,361	—	106,361
Preferred Stocks	60,480	—	—	60,480
Non-U.S. Government Agency Asset-Backed Securities	—	4,648	—	4,648
Short Term Investments	67,421	—	—	67,421
	892,826	782,602	—	1,675,428
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(83)	—	—	(83)
	(83)	—	—	(83)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.6%
Information Technology 27.0%
Accenture Public Limited Company - Class A	74	23,552
Adobe Inc. (a)	38	22,006
Apple Inc. (a)	627	88,661
Applied Materials, Inc. (a)	507	65,238
Automatic Data Processing, Inc. (a)	328	65,629
Broadcom Inc. (a)	108	52,596
Cadence Design Systems Inc. (a)	294	44,502
Cisco Systems, Inc. (a)	1,309	71,223
FleetCor Technologies Inc. (a)	72	18,908
Fortinet, Inc. (a)	192	56,084
Gartner Inc. (a)	77	23,494
HP Inc.	2,390	65,377
Intel Corporation (a)	816	43,497
International Business Machines Corporation	247	34,363
Intuit Inc. (a)	52	28,051
Juniper Networks, Inc.	2,586	71,165
KLA-Tencor Corp. (a)	334	111,678
Lam Research Corp. (a)	186	105,638
MasterCard Incorporated - Class A	56	19,312
Microsoft Corporation (a)	162	45,579
NetApp, Inc. (a)	1,835	164,747
NVIDIA Corporation (a)	276	57,244
Oracle Corporation	322	28,057
Qualcomm Incorporated (a)	507	65,374
Seagate Technology Holdings Public Limited Company (a)	995	82,089
Texas Instruments Incorporated (a)	460	88,498
The Western Union Company	3,680	74,405
Trimble Inc. (a)	258	21,233
		1,638,200
Health Care 13.0%
Amgen Inc. (a)	188	39,907
Anthem, Inc.	35	13,084
Biogen Inc. (a)	187	52,894
Bio-Rad Laboratories, Inc. - Class A (a)	35	25,766
Cardinal Health, Inc.	1,986	98,217
Charles River Laboratories International Inc. (a)	54	22,188
Cigna Holding Company	50	9,981
Danaher Corporation	167	50,970
Eli Lilly & Co.	274	63,228
Gilead Sciences, Inc. (a)	479	33,492
HCA Healthcare, Inc.	156	37,764
Johnson & Johnson	127	20,445
Laboratory Corporation of America Holdings (a)	121	34,016
McKesson Corporation	176	35,024
Merck & Co., Inc.	905	67,943
Organon & Co.	72	2,374
PerkinElmer Inc.	151	26,236
Pfizer Inc.	801	34,438
Quest Diagnostics Incorporated	85	12,342
Regeneron Pharmaceuticals, Inc. (a)	70	42,121
Thermo Fisher Scientific Inc.	81	46,433
Universal Health Services Inc. - Class B	157	21,728
		790,591
Consumer Discretionary 11.4%
Amazon.com, Inc. (a)	12	39,437
Aptiv PLC (a)	283	42,139
AutoZone, Inc. (a)	8	13,890
Best Buy Co., Inc.	915	96,710
Darden Restaurants Inc.	77	11,697
Genuine Parts Co.	492	59,638
Hasbro, Inc. (a)	229	20,390
Leggett & Platt Inc.	692	31,042
Lennar Corporation - Class A	242	22,645
LKQ Corporation (a)	266	13,408
Lowe`s Companies, Inc.	352	71,323
Mohawk Industries Inc. (a)	254	45,103
Newell Brands Inc.	445	9,854
O'Reilly Automotive, Inc. (a)	80	48,956
Pulte Homes Inc.	470	21,577
PVH Corp. (a)	228	23,421
Tapestry Inc.	592	21,916
The Home Depot, Inc.	145	47,672
Tractor Supply Co. (a)	249	50,397
		691,215
Financials 10.8%
Ameriprise Financial, Inc.	97	25,627
AON Public Limited Company - Class A	391	111,634
BlackRock, Inc.	28	23,103
Capital One Financial Corporation	144	23,289
Cincinnati Financial Corporation	185	21,181
Comerica Inc.	191	15,385
Discover Financial Services	286	35,129
Invesco Ltd.	943	22,727
Moody's Corp.	106	37,480
Morgan Stanley	244	23,794
MSCI Inc. - Class A	45	27,615
People's United Financial Inc. (a)	1,462	25,548
Progressive Corp.	1,127	101,900
Prudential Financial Inc.	244	25,632
SVB Financial Group (a)	182	117,815
Unum Group	827	20,724
		658,583
Communication Services 9.2%
Activision Blizzard, Inc. (a)	659	50,980
Alphabet Inc. - Class A (a)	28	75,896
AT&T Inc. (a)	651	17,583
Discovery, Inc. - Series A (a) (b)	1,353	34,342
Electronic Arts Inc.	287	40,812
Interpublic Group of Cos. Inc.	3,125	114,601
Omnicom Group Inc.	1,380	100,019
Verizon Communications Inc.	1,624	87,695
ViacomCBS Inc. - Class B (a)	869	34,321
		556,249
Industrials 7.5%
3M Company	172	30,156
Deere & Company	124	41,552
FedEx Corporation	65	14,333
General Dynamics Corporation	61	12,012
Huntington Ingalls Industries Inc.	119	23,008
Johnson Controls International Public Limited Company	319	21,725
Lockheed Martin Corporation	237	81,657
PACCAR Inc.	109	8,631
Quanta Services, Inc.	631	71,876
Rockwell Automation Inc.	72	21,032
Snap-On Inc.	161	33,587
Textron Inc.	174	12,174
United Parcel Service Inc. - Class B	224	40,870
United Rentals Inc. (a)	68	23,750
W. W. Grainger, Inc.	52	20,426
		456,789
Consumer Staples 6.9%
Altria Group, Inc.	699	31,828
Archer-Daniels-Midland Company	732	43,908
Church & Dwight Co. Inc.	208	17,168
Colgate-Palmolive Co.	766	57,899
Estee Lauder Cos. Inc. - Class A	70	21,058
Kimberly-Clark Corporation	317	42,005
Philip Morris International Inc.	357	33,884
Target Corporation	208	47,677
The Clorox Company	287	47,583
The Kroger Co.	615	24,857
Tyson Foods Inc. - Class A	459	36,230
Walgreens Boots Alliance, Inc. (a)	250	11,748
		415,845
Energy 3.9%
Devon Energy Corporation	494	17,541
EOG Resources, Inc.	1,036	83,175
Marathon Petroleum Corporation	214	13,218
ONEOK, Inc.	1,168	67,721
The Williams Companies, Inc.	1,698	44,047

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Valero Energy Corporation	169	11,929
		237,631
Materials 3.4%
Albemarle Corporation	257	56,214
Amcor Plc	942	10,918
Avery Dennison Corporation	337	69,886
Eastman Chemical Co.	190	19,158
International Paper Company	215	12,031
LyondellBasell Industries N.V. - Class A	224	21,009
Nucor Corporation	203	19,989
		209,205
Real Estate 3.4%
CBRE Group, Inc. - Class A (a)	252	24,577
Equinix, Inc.	82	64,527
Essex Property Trust Inc.	38	12,251
Simon Property Group, Inc.	225	29,250
SL Green Realty Corp.	301	21,325
Vornado Realty Trust	278	11,669
Weyerhaeuser Company	1,208	42,970
		206,569
Utilities 3.1%
American Water Works Company, Inc.	132	22,389
Duke Energy Corporation	228	22,255
Exelon Corporation (a)	1,417	68,489
NextEra Energy, Inc.	254	19,910
NRG Energy, Inc.	578	23,600
PPL Corporation	1,114	31,061
		187,704
Total Common Stocks (cost $6,047,409)		6,048,581
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	22,775	22,775
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (c) (d)	20,592	20,592
Total Short Term Investments (cost $43,367)		43,367
Total Investments 100.3% (cost $6,090,776)		6,091,948
Other Derivative Instruments (0.0)%		(359)
Other Assets and Liabilities, Net (0.3)%		(19,640)
Total Net Assets 100.0%		6,071,949

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Goldman Sachs 4 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	145	December 2021	32,160	(359)	(1,001)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	6,048,581	—	—	6,048,581
Short Term Investments	43,367	—	—	43,367
	6,091,948	—	—	6,091,948
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,001)	—	—	(1,001)
	(1,001)	—	—	(1,001)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 92.4%
India 23.1%
Bajaj Finance Limited	196	20,196
Hindalco Industries Limited	793	5,203
Housing Development Finance Corp.	1,302	48,043
ICICI Bank Limited	1,130	10,596
Infosys Ltd. - ADR	1,735	38,600
Infosys Ltd.	1,111	24,975
JSW Steel Limited	567	5,092
Reliance Industries Limited - GDR (a)	61	4,134
Reliance Industries Ltd.	972	32,916
State Bank of India	2,503	15,164
Tata Consultancy Services Limited	224	11,355
Tata Steel Ltd.	545	9,444
		225,718
Russian Federation 15.1%
Gazprom, Pao	5,429	26,922
Public Joint Stock Company "Severstal"	232	4,850
Public Joint Stock Society "Polyus" - GDR (b)	144	11,818
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	4	1,188
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" - ADR	576	17,253
Public Joint Stock Society Oil Company "Lukoil"	243	23,149
Public Joint Stock Society Oil Company "Rosneft"	2,715	22,948
Sberbank of Russia	8,393	39,388
		147,516
China 13.2%
Alibaba Group Holding Limited - ADR (c)	13	1,927
ANTA Sports Products Limited	509	9,612
Baoshan Iron & Steel Co., Ltd. - Class A (c)	5,653	7,562
Beijing Oriental Yuhong Waterproof Technology Co.,Ltd. - Class A	733	5,015
Centre Testing International Group Co., Ltd. - Class A (c)	342	1,341
China Merchants Bank Co., Ltd. - Class H	3,751	29,821
Country Garden Services Holdings Company Limited (c)	957	7,542
JD.com, Inc. - Class A - ADR (c)	60	4,333
Kweichow Moutai Co. Ltd. - Class A	30	8,418
Li Ning Company Limited	836	9,732
LONGi Green Energy Technology Co., Ltd. - Class A	367	4,655
PetroChina Company Limited - Class H	27,969	13,121
Pharmaron Beijing Co., Ltd. - Class A (c)	197	6,533
Weichai Power Co., Ltd. - Class H	3,953	8,195
WuXi AppTec Co., Ltd. - Class A (c)	460	10,867
		128,674
United States of America 8.7%
Facebook, Inc. - Class A (c)	55	18,695
Lam Research Corp. (c)	43	24,452
Monolithic Power Systems Inc. (c)	17	8,000
NVIDIA Corporation (c)	163	33,862
		85,009
Taiwan 7.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	18	2,008
Taiwan Semiconductor Manufacturing Co. Ltd.	3,490	72,031
		74,039
Brazil 5.8%
Petroleo Brasileiro S/A Petrobras. - ADR	2,554	26,408
Vale S.A. - ADR	775	10,814
Vale S.A. (c)	1,366	19,029
		56,251
South Korea 5.1%
Samsung Electronics Co. Ltd.	637	39,383
SK Telecom Co. Ltd.	39	10,498
		49,881
Netherlands 4.0%
ASML Holding	53	39,262
Hong Kong 3.2%
AIA Group Limited	553	6,391
Hong Kong Exchanges & Clearing Ltd.	406	24,966
		31,357
Spain 2.1%
Banco Bilbao Vizcaya Argentaria, S.A.	3,126	20,562
Cyprus 1.7%
TCS Group Holding PLC - GDR (b) (c)	177	16,166
Turkey 1.2%
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	3,470	6,481
Koc Holding A.S. - Class A	2,105	5,345
		11,826
Indonesia 0.8%
PT. Bank Central Asia Tbk	3,360	8,199
South Africa 0.4%
Capitec Bank Holdings Ltd.	30	3,579
Kazakhstan 0.4%
Kaspi.Kz, Ao - GDR (b) (c)	33	3,542
Luxembourg 0.0%
Ternium SA - ADR	8	341
Total Common Stocks (cost $765,830)		901,922
PREFERRED STOCKS 4.6%
Brazil 4.6%
Banco Bradesco S.A. (c) (d)	3,661	13,982
Itau Unibanco Holding S.A. (d)	1,750	9,309
Petroleo Brasileiro S/A Petrobras. (c) (d)	3,487	17,418
Raizen Combustiveis S.A (c)	2,801	3,657
Total Preferred Stocks (cost $49,423)		44,366
PARTICIPATORY NOTES 1.0%
China 1.0%
Macquarie Bank Limited (Wuliangye Yibin Co., Ltd.) (e)	294	9,962
Total Participatory Notes (cost $5,372)		9,962
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (f) (g)	10,866	10,866
Total Short Term Investments (cost $10,866)		10,866
Total Investments 99.1% (cost $831,491)		967,116
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 0.9%		9,055
Total Net Assets 100.0%		976,170

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $4,134 and 0.4% of the Fund.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Non-income producing security.

(d) Convertible security.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Kaspi.Kz, Ao	06/10/21	2,985	3,542	0.4
Public Joint Stock Society "Polyus"	01/11/19	9,624	11,818	1.2
TCS Group Holding PLC	02/18/21	11,850	16,166	1.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/GQG Emerging Markets Equity Fund — Restricted Securities (continued)
Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
	24,459	31,526	3.2

JNL/GQG Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/04/21	HKD	6,249	803	—
HKD/USD	SSB	10/05/21	HKD	1,389	178	—
USD/CNY	SSB	10/08/21	CNY	(2,528)	(391)	(1)
					590	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	207,963	693,959	—	901,922
Preferred Stocks	44,366	—	—	44,366
Participatory Notes	—	9,962	—	9,962
Short Term Investments	10,866	—	—	10,866
	263,195	703,921	—	967,116
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 96.7%
United States of America 42.4%
Alphabet Inc. - Class A (a)	22	59,515
American International Group, Inc.	392	21,527
Automatic Data Processing, Inc. (a)	35	7,037
Bank of America Corporation	523	22,214
Berkshire Hathaway Inc. - Class B (a)	126	34,308
Booking Holdings Inc. (a)	8	19,449
Charter Communications, Inc. - Class A (a)	30	21,996
Citigroup Inc.	229	16,047
Comcast Corporation - Class A (a)	158	8,815
Constellation Brands, Inc. - Class A	36	7,662
Fiserv, Inc. (a)	232	25,139
General Dynamics Corporation	68	13,408
General Motors Company (a)	305	16,096
Halliburton Company	570	12,315
HCA Healthcare, Inc.	116	28,169
Hilton Worldwide Holdings Inc. (a)	132	17,386
Humana Inc.	56	21,870
Keurig Dr Pepper Inc. (a)	834	28,489
Moody's Corp.	16	5,505
Workday, Inc. - Class A (a)	11	2,849
		389,796
Germany 19.2%
Allianz SE	161	36,134
Bayer AG - Class N	711	38,638
Daimler AG - Class N	441	38,972
Fresenius Medical Care AG & Co. KGaA	347	24,407
Fresenius SE & Co. KGaA	296	14,157
Henkel AG & Co. KGaA	84	7,207
SAP SE	126	17,108
		176,623
Switzerland 13.8%
Compagnie Financiere Richemont SA	43	4,457
Credit Suisse Group AG - Class N	3,404	33,837
Glencore PLC	6,696	31,626
Julius Bar Gruppe AG - Class N	412	27,374
LafargeHolcim Ltd.	292	14,106
Novartis AG - Class N	190	15,593
		126,993
France 5.0%
BNP Paribas SA (b)	576	36,762
Danone	139	9,465
		46,227
Netherlands 4.8%
CNH Industrial N.V. (a)	1,568	26,282
Prosus N.V.	225	17,935
		44,217
United Kingdom 4.6%
Compass Group PLC (a)	456	9,309
Liberty Global PLC - Class A (a)	662	19,716
WPP 2012 Limited	943	12,630
		41,655
China 2.3%
Alibaba Group Holding Limited (a) (c)	577	10,657
Alibaba Group Holding Limited - ADR (a)	72	10,719
		21,376
Japan 1.5%
Toyota Motor Corp.	770	13,659
South Korea 1.1%
NAVER Corp.	31	10,156
Mexico 1.1%
Grupo Televisa S.A.B. - ADR	915	10,046
South Africa 0.9%
Naspers Ltd. - Class N	49	8,204
Total Common Stocks (cost $730,877)		888,952
PREFERRED STOCKS 1.2%
South Korea 0.8%
Samsung Electronics Co. Ltd., 1.00% (d)	121	7,125
Germany 0.4%
Henkel AG & Co. KGaA (e)	39	3,585
Total Preferred Stocks (cost $11,375)		10,710
CORPORATE BONDS AND NOTES 0.3%
Guernsey 0.3%
Credit Suisse AG
3.00%, 11/12/21, CHF (b) (c) (e)	1,145	1,318
3.00%, 11/12/21, CHF (e)	1,200	1,381
Total Corporate Bonds And Notes (cost $2,584)		2,699
WARRANTS 0.0%
Switzerland 0.0%
Compagnie Financiere Richemont SA (a)	260	123
Total Warrants (cost $0)		123
SHORT TERM INVESTMENTS 5.7%
Securities Lending Collateral 4.1%
JNL Securities Lending Collateral Fund, 0.01% (f) (g)	37,776	37,776
Investment Companies 1.6%
JNL Government Money Market Fund, 0.01% (f) (g)	14,776	14,776
Total Short Term Investments (cost $52,552)		52,552
Total Investments 103.9% (cost $797,388)		955,036
Other Derivative Instruments 0.1%		528
Other Assets and Liabilities, Net (4.0)%		(35,953)
Total Net Assets 100.0%		919,611

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/23/20	15,084	10,657	1.2
Credit Suisse AG, 3.00%, 11/12/21	05/07/21	1,271	1,318	0.1
		16,355	11,975	1.3

JNL/Harris Oakmark Global Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/04/21	HKD	3,189	409	—
USD/CHF	GSC	12/15/21	CHF	(12,414)	(13,346)	528
					(12,937)	528

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	389,796	—	—	389,796
Germany	—	176,623	—	176,623
Switzerland	—	126,993	—	126,993
France	—	46,227	—	46,227
Netherlands	—	44,217	—	44,217
United Kingdom	19,716	21,939	—	41,655
China	10,719	10,657	—	21,376
Japan	—	13,659	—	13,659
South Korea	—	10,156	—	10,156
Mexico	10,046	—	—	10,046
South Africa	—	8,204	—	8,204
Preferred Stocks	10,710	—	—	10,710
Corporate Bonds And Notes	—	2,699	—	2,699
Warrants	123	—	—	123
Short Term Investments	52,552	—	—	52,552
	493,662	461,374	—	955,036
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	528	—	528
	—	528	—	528

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 99.0%
Real Estate 99.0%
American Tower Corporation	32	8,514
Apple Hospitality REIT, Inc.	525	8,261
AvalonBay Communities, Inc.	102	22,578
Camden Property Trust	64	9,451
Centerspace	34	3,250
CoreSite Realty Corporation	50	6,866
Cyrusone LLC (a)	85	6,571
Duke Realty Corp.	341	16,320
Equinix, Inc.	13	10,389
Federal Realty Investment Trust	74	8,751
First Industrial Realty Trust, Inc.	210	10,917
Invitation Homes Inc.	302	11,561
Kilroy Realty Corporation	118	7,782
Kimco Realty Corporation	409	8,486
Life Storage Inc.	51	5,895
Mack-Cali Realty Corporation (a)	319	5,468
Netstreit Corp.	322	7,612
Pebblebrook Hotel Trust	421	9,424
Physicians Realty Trust	528	9,300
Piedmont Office Realty Trust Inc. - Class A	296	5,166
Postal Realty Trust, Inc. - Class A	292	5,444
ProLogis Inc.	134	16,806
Public Storage	60	17,939
SITE Centers Corp.	783	12,096
Sun Communities Inc.	60	11,078
Sunstone Hotel Investors Inc. (a)	46	547
UDR, Inc.	205	10,888
Ventas, Inc.	216	11,907
VICI Properties Inc. (b)	500	14,203
Welltower Inc.	222	18,316
Total Common Stocks (cost $270,661)		301,786
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund, 0.01% (c) (d)	3,142	3,142
Total Short Term Investments (cost $3,142)		3,142
Total Investments 100.0% (cost $273,803)		304,928
Other Assets and Liabilities, Net (0.0)%		(48)
Total Net Assets 100.0%		304,880

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	301,786	—	—	301,786
Short Term Investments	3,142	—	—	3,142
	304,928	—	—	304,928

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 96.2%
Financials 20.1%
American Express Company (a)	98	16,480
Bank of America Corporation	618	26,226
Comerica Inc.	205	16,484
Cullen/Frost Bankers Inc.	85	10,027
Fifth Third Bancorp (a)	253	10,727
M&T Bank Corporation	118	17,581
State Street Corporation	126	10,696
The Charles Schwab Corporation	235	17,087
The Hartford Financial Services Group, Inc.	379	26,612
The PNC Financial Services Group, Inc.	64	12,493
The Travelers Companies, Inc.	143	21,671
Zions Bancorp	265	16,383
		202,467
Health Care 14.3%
Anthem, Inc.	38	14,304
Becton, Dickinson and Company	49	12,060
Bristol-Myers Squibb Company	184	10,874
CVS Health Corporation	216	18,362
Eli Lilly & Co.	61	14,179
Johnson & Johnson	191	30,851
Medtronic Public Limited Company	162	20,338
Merck & Co., Inc.	312	23,443
		144,411
Consumer Staples 12.8%
Anheuser-Busch InBev	131	7,399
Campbell Soup Company	286	11,966
Heineken NV	124	12,975
Kraft Heinz Foods Company (a)	363	13,382
L'Oreal SA	22	9,056
Nestle SA - Class N	141	17,032
Target Corporation	85	19,542
The Coca-Cola Company	294	15,423
Walmart Inc.	156	21,780
		128,555
Industrials 10.6%
3M Company	57	9,919
ABB Ltd. - Class N	287	9,610
Deere & Company	29	9,756
Emerson Electric Co.	96	9,059
Flowserve Corporation	288	9,967
General Dynamics Corporation	35	6,878
Pentair Public Limited Company	152	11,034
Raytheon BBN Technologies Corp.	247	21,246
Stanley Black & Decker, Inc.	50	8,685
United Parcel Service Inc. - Class B	56	10,124
		106,278
Information Technology 9.4%
Automatic Data Processing, Inc. (a)	48	9,592
Broadcom Inc. (a)	22	10,647
Cisco Systems, Inc. (a)	435	23,685
Cognizant Technology Solutions Corp. - Class A (a)	166	12,325
Fidelity National Information Services, Inc.	102	12,397
International Business Machines Corporation	115	15,988
Microchip Technology Incorporated (a)	34	5,230
TE Connectivity Ltd. (b)	36	4,884
		94,748
Communication Services 6.5%
AT&T Inc. (a)	668	18,044
Comcast Corporation - Class A (a)	461	25,802
Deutsche Telekom AG - Class N	562	11,285
Walt Disney Co.	59	9,994
		65,125
Energy 6.1%
Chevron Corporation	105	10,680
ConocoPhillips	376	25,466
Pioneer Natural Resources Co.	72	12,045
Total SA	268	12,778
		60,969
Utilities 6.0%
American Electric Power Company, Inc. (a)	111	8,984
Dominion Energy, Inc.	242	17,646
Entergy Corporation	200	19,867
Exelon Corporation (a)	293	14,166
		60,663
Materials 4.9%
Avery Dennison Corporation	27	5,631
BASF SE - Class N	96	7,315
DuPont de Nemours, Inc.	145	9,847
International Paper Company	137	7,677
Newmont Corporation	133	7,244
Nutrien Ltd.	97	6,325
Sonoco Products Co.	95	5,633
		49,672
Consumer Discretionary 4.4%
Columbia Sportswear Co. (a)	66	6,298
Darden Restaurants Inc.	34	5,162
Gap Inc.	212	4,820
Harley-Davidson, Inc.	47	1,735
McDonald's Corporation	52	12,479
TJX Cos. Inc.	217	14,296
		44,790
Real Estate 1.1%
Weyerhaeuser Company	321	11,419
Total Common Stocks (cost $842,152)		969,097
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.3%
JNL Government Money Market Fund, 0.01% (c) (d)	33,057	33,057
Total Short Term Investments (cost $33,057)		33,057
Total Investments 99.5% (cost $875,209)		1,002,154
Other Assets and Liabilities, Net 0.5%		4,732
Total Net Assets 100.0%		1,006,886

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Invesco Diversified Dividend Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	07/27/21	5,067	4,884	0.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	881,647	87,450	—	969,097
Short Term Investments	33,057	—	—	33,057
	914,704	87,450	—	1,002,154

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.5%
United States of America 57.2%
Adobe Inc. (a)	209	120,179
Agilent Technologies, Inc.	374	58,879
Alphabet Inc. - Class A (a)	106	284,430
Amazon.com, Inc. (a)	7	24,263
Analog Devices, Inc. (a)	528	88,487
Avantor, Inc. (a)	1,182	48,366
Boston Scientific Corporation (a)	337	14,635
Castle Biosciences, Inc. (a)	82	5,446
Charles River Laboratories International Inc. (a)	38	15,658
Danaher Corporation	28	8,448
Dun & Bradstreet Holdings, Inc. (a)	202	3,394
Equifax Inc.	211	53,458
Facebook, Inc. - Class A (a)	413	140,083
Fidelity National Information Services, Inc.	235	28,642
Illumina, Inc. (a)	45	18,262
Intuit Inc. (a)	279	150,414
Intuitive Surgical, Inc. (a)	13	13,435
IQVIA Inc. (a)	72	17,187
Marriott International, Inc. - Class A (a)	25	3,729
Microsoft Corporation (a)	98	27,761
Natera, Inc. (a)	74	8,210
NVIDIA Corporation (a)	39	8,001
Omnicell, Inc. (a)	45	6,667
Paypal Holdings, Inc. (a)	261	67,918
Pegasystems Inc. (a)	119	15,117
Phathom Pharmaceuticals, Inc. (a)	226	7,259
Qualtrics International Inc. - Class A (a)	157	6,711
S&P Global Inc.	306	129,980
Splunk Inc. (a)	59	8,537
United Parcel Service Inc. - Class B	293	53,360
Veracyte, Inc. (a)	334	15,499
Visa Inc. - Class A	135	30,081
Walt Disney Co.	291	49,294
		1,531,790
Japan 12.8%
Capcom Co. Ltd.	134	3,678
Fanuc Ltd.	87	18,957
Keyence Corp.	132	78,890
Murata Manufacturing Co. Ltd.	872	77,714
Nidec Corp.	769	84,954
Omron Corp.	452	44,748
TDK Corp.	959	34,675
		343,616
France 7.6%
Dassault Systemes	179	9,428
Kering SA	97	69,395
LVMH Moet Hennessy Louis Vuitton SE	174	124,412
		203,235
India 4.6%
DLF Limited	14,163	79,210
ICICI Bank Limited - ADR	2,396	45,222
		124,432
Netherlands 4.1%
Airbus SE (a)	630	83,235
ASML Holding	26	19,103
uniQure N.V. (a)	208	6,649
		108,987
China 3.8%
JD.com, Inc. - Class A - ADR (a)	1,278	92,332
Meituan Dianping - Class B (a) (b)	279	8,885
		101,217
Sweden 3.2%
Assa Abloy AB - Class B	1,289	37,432
Atlas Copco Aktiebolag - Class A	805	48,690
		86,122
Germany 2.4%
SAP SE	484	65,525
Switzerland 1.1%
Lonza Group AG	20	14,761
Zur Rose Group AG (a) (c)	35	13,928
		28,689
United Kingdom 1.0%
Farfetch Ltd - Class A (a)	739	27,708
Spain 0.6%
Industria de Diseno Textil, S.A.	442	16,218
Brazil 0.5%
StoneCo Ltd. - Class A (a)	381	13,243
Italy 0.3%
Brunello Cucinelli S.p.A. (a) (c)	156	8,552
Denmark 0.3%
Ambu A/S - Class B (c)	234	6,922
Total Common Stocks (cost $1,225,538)		2,666,256
PREFERRED STOCKS 0.0%
India 0.0%
Zee Entertainment Enterprises Limited, 6.00%, 03/05/22	1,435	40
Total Preferred Stocks (cost $0)		40
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.01% (d) (e)	10,483	10,483
Total Short Term Investments (cost $10,483)		10,483
Total Investments 99.9% (cost $1,236,021)		2,676,779
Other Assets and Liabilities, Net 0.1%		1,783
Total Net Assets 100.0%		2,678,562

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Meituan Dianping - Class B	04/14/21	10,130	8,885	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,531,790	—	—	1,531,790
Japan	—	343,616	—	343,616
France	—	203,235	—	203,235
India	45,222	79,210	—	124,432
Netherlands	6,649	102,338	—	108,987
China	92,332	8,885	—	101,217
Sweden	—	86,122	—	86,122
Germany	—	65,525	—	65,525
Switzerland	—	28,689	—	28,689
United Kingdom	27,708	—	—	27,708
Spain	—	16,218	—	16,218
Brazil	13,243	—	—	13,243
Italy	—	8,552	—	8,552
Denmark	—	6,922	—	6,922
Preferred Stocks	40	—	—	40
Short Term Investments	10,483	—	—	10,483
	1,727,467	949,312	—	2,676,779

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 95.6%
Japan 15.0%
Asahi Breweries Ltd.	338	16,319
Fanuc Ltd.	34	7,360
Hoya Corp.	107	16,626
Keyence Corp.	13	7,764
Koito Manufacturing Co. Ltd.	263	15,744
Komatsu Ltd.	438	10,511
Nidec Corp.	70	7,745
Olympus Corp.	1,350	29,635
SMC Corp.	17	10,888
Sony Corp.	308	34,220
TIS Inc.	419	11,423
		168,235
France 8.9%
Arkema	123	16,250
Kering SA	16	11,311
LVMH Moet Hennessy Louis Vuitton SE	17	12,147
Pernod-Ricard SA	50	11,084
Sanofi SA	135	13,011
Schneider Electric SE (a)	165	27,481
Ubisoft Entertainment (a)	137	8,218
		99,502
United States of America 7.0%
Booking Holdings Inc. (a)	6	15,357
Broadcom Inc. (a)	66	32,135
Philip Morris International Inc.	326	30,856
		78,348
China 6.8%
Alibaba Group Holding Limited - ADR (a)	66	9,780
China Feihe Limited (b)	4,636	7,860
JD.com, Inc. - Class A - ADR (a)	174	12,591
Tencent Holdings Limited	271	16,323
Wuliangye Yibin Co., Ltd. - Class A (a)	181	6,106
Yum China Holdings, Inc.	407	23,628
		76,288
Canada 6.4%
CGI Inc. - Class A (a)	393	33,422
Magna International Inc.	184	13,839
Ritchie Bros. Auctioneers Incorporated	217	13,392
The Bank of Nova Scotia	173	10,666
		71,319
Netherlands 5.5%
ASML Holding	21	15,495
Heineken NV	151	15,772
Prosus N.V.	86	6,828
Wolters Kluwer NV - Class C	223	23,589
		61,684
United Kingdom 5.5%
Ashtead Group Public Limited Company	187	14,167
DCC Public Limited Company	107	8,900
Linde Public Limited Company	76	22,407
WPP 2012 Limited	1,176	15,750
		61,224
Hong Kong 5.1%
AIA Group Limited	2,199	25,412
China Mengniu Dairy Company Limited	3,370	21,720
Galaxy Entertainment Group Ltd. (a)	1,935	9,902
		57,034
Ireland 5.0%
CRH Plc (a)	397	18,477
Flutter Entertainment Public Limited Company (a)	112	22,001
Icon Public Limited Company (a)	58	15,079
		55,557
Sweden 4.8%
Investor Aktiebolag - Class B	1,295	27,879
Sandvik AB	1,131	25,838
		53,717
South Korea 3.5%
NAVER Corp.	57	18,637
Samsung Electronics Co. Ltd.	338	20,873
		39,510
Switzerland 3.2%
Kühne + Nagel International AG	34	11,627
Logitech International S.A. - Class N (c)	15	1,291
Nestle SA - Class N	194	23,438
		36,356
Denmark 2.9%
Carlsberg A/S - Class B	74	12,060
Novo Nordisk A/S - Class B	206	19,839
		31,899
India 2.5%
HDFC Bank Limited - ADR	385	28,138
Italy 2.5%
Finecobank Banca Fineco SPA	1,540	27,862
Taiwan 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,309	27,026
Australia 2.3%
Amcor Ltd. - CDI	1,621	19,035
CSL Ltd.	34	7,150
		26,185
Germany 2.0%
Deutsche Boerse AG - Class N	88	14,335
Knorr - Bremse Aktiengesellschaft (b)	70	7,526
		21,861
Mexico 1.5%
Wal - Mart de Mexico, S.A.B. de C.V.	5,026	17,034
Singapore 1.4%
United Overseas Bank Ltd.	854	16,127
Brazil 1.4%
B3 S.A. - Brasil, Bolsa, Balcao (a)	6,793	15,942
Total Common Stocks (cost $871,603)		1,070,848
PREFERRED STOCKS 1.3%
Switzerland 1.3%
Roche Holding AG	39	14,228
Total Preferred Stocks (cost $13,631)		14,228
SHORT TERM INVESTMENTS 4.1%
Investment Companies 4.1%
JNL Government Money Market Fund, 0.01% (d) (e)	46,320	46,320
Total Short Term Investments (cost $46,320)		46,320
Total Investments 101.0% (cost $931,554)		1,131,396
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net (1.0)%		(11,403)
Total Net Assets 100.0%		1,120,001

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Invesco International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China Feihe Limited	07/30/21	8,965	7,860	0.7
Knorr - Bremse Aktiengesellschaft	01/24/20	7,903	7,526	0.7
		16,868	15,386	1.4

JNL/Invesco International Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	RBC	10/04/21	CAD	1,263	997	7
HKD/USD	RBC	10/05/21	HKD	7,962	1,023	1
					2,020	8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	294,266	776,582	—	1,070,848
Preferred Stocks	14,228	—	—	14,228
Short Term Investments	46,320	—	—	46,320
	354,814	776,582	—	1,131,396
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	8	—	8
	—	8	—	8

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 98.8%
Information Technology 27.8%
Allegro Microsystems Inc. (a)	723	23,108
Altair Engineering Inc. - Class A (a)	297	20,480
Ambarella Inc. (a)	173	26,887
Anaplan, Inc. (a)	263	16,045
Avalara, Inc. (a)	125	21,796
Bigcommerce Holdings, Inc. - Series 1 (a)	167	8,466
Bill.Com Holdings Inc. (a)	135	35,945
Black Knight, Inc. (a)	141	10,160
Blackline, Inc. (a)	252	29,744
Duck Creek Technologies, Inc. (a)	447	19,763
Everbridge, Inc. (a)	148	22,317
Fabrinet (a)	193	19,768
Five9 Inc. (a)	132	21,099
Flywire Corporation (a)	234	10,278
Guidewire Software, Inc. (a)	182	21,660
II-VI Incorporated (a)	275	16,306
Knowbe4, Inc. - Class A (a)	272	5,968
Lattice Semiconductor Corp. (a)	724	46,794
Littelfuse Inc. (a)	80	21,740
LivePerson, Inc. (a)	340	20,049
MACOM Technology Solutions Holdings, Inc. (a)	318	20,605
MKS Instruments, Inc. (a)	97	14,642
Pegasystems Inc. (a)	177	22,563
Power Integrations Inc. (a)	265	26,194
Q2 Holdings, Inc. (a)	303	24,270
Qualys, Inc. (a)	171	19,084
Rapid7, Inc. (a)	184	20,829
Semtech Corp. (a)	332	25,878
Silicon Laboratories Inc. (a)	180	25,226
Smartsheet Inc. - Class A (a)	283	19,473
Sprout Social, Inc. - Class A (a)	158	19,215
Upstate Property Rentals, LLC (a)	170	16,383
Workiva Inc. - Class A (a)	149	21,039
Zendesk, Inc. (a)	170	19,784
		713,558
Health Care 26.1%
ABCAM PLC (a)	743	15,047
Adaptive Biotechnologies Corporation (a)	268	9,107
Alexo Therapeutics Inc. (a)	147	10,833
Amedisys, Inc. (a)	78	11,658
Arvinas Operations, Inc. (a)	134	11,017
Ascendis Pharma A/S - ADR (a) (b)	109	17,342
AtriCure, Inc. (a)	344	23,942
Berkeley Lights, Inc. (a)	425	8,304
Bruker Corp. (a)	231	18,078
Caredx, Inc. (a)	542	34,339
ChemoCentryx, Inc. (a)	299	5,112
Conmed Corp. (a)	155	20,274
Cryoport, Inc. (a) (b)	378	25,125
Halozyme Therapeutics, Inc. (a)	666	27,079
Inari Medical, Inc. (a)	250	20,254
Insulet Corporation (a)	72	20,460
Intellia Therapeutics, Inc. (a)	173	23,195
Iovance Biotherapeutics Inc. (a)	265	6,537
iRhythm Technologies Inc. (a)	122	7,139
Kodiak Sciences, Inc. (a)	160	15,331
LHC Group, Inc. (a)	98	15,348
Maravai LifeSciences Holdings, Inc. - Class A (a)	328	16,105
Masimo Corp. (a)	81	21,805
Mesa Laboratories, Inc. (a)	54	16,408
Mirati Therapeutics, Inc. (a)	82	14,589
NanoString Technologies, Inc. (a)	320	15,342
Natera, Inc. (a)	341	38,039
Neogenomics Laboratories, Inc. (a)	463	22,351
Nevro Corp. (a)	119	13,844
Repligen Corporation (a)	183	52,785
Schrodinger, Inc. (a)	259	14,177
Syneos Health, Inc. - Class A (a)	335	29,288
Tandem Diabetes Care Inc. (a)	187	22,330
TG Biologics, Inc. (a)	404	13,430
Twist Bioscience Corporation (a)	304	32,513
		668,527
Industrials 19.0%
AECOM (a)	342	21,630
ASGN Incorporated (a)	189	21,378
Builders FirstSource, Inc. (a)	722	37,370
Clarivate PLC (a)	518	11,355
Clean Harbors Inc. (a)	228	23,691
Construction Partners, Inc. - Class A (a)	582	19,408
Evoqua Water Technologies Corp. (a)	687	25,796
Gxo Logistics Inc. (a)	207	16,265
IAA Spinco Inc. (a)	264	14,412
Kennametal Inc.	471	16,129
Knight-Swift Transportation Holdings Inc. - Class A	201	10,271
Kornit Digital Ltd. (a)	240	34,683
Nordson Corp. (a)	76	18,225
Saia, Inc. (a)	104	24,727
Shoals Technologies LLC - Class A (a)	542	15,120
Simpson Manufacturing Co. Inc.	138	14,812
SiteOne Landscape Supply, Inc. (a)	130	25,974
Stem, Inc. (a)	551	13,155
Terex Corp.	379	15,963
Timken Co.	239	15,640
Trex Company, Inc. (a)	204	20,818
Valmont Industries Inc.	95	22,334
Vicor Corp. (a)	217	29,099
WESCO International, Inc. (a)	174	20,022
		488,277
Consumer Discretionary 15.0%
Caesars Entertainment, Inc. (a)	212	23,835
Five Below, Inc. (a)	95	16,724
Floor & Decor Holdings Inc. - Class A (a)	220	26,610
Fox Factory Holding Corp. (a)	173	25,001
Harley-Davidson, Inc.	415	15,176
Installed Building Products, Inc.	171	18,280
Kontoor Brands, Inc.	357	17,813
Marriott Vacations Worldwide Corporation	136	21,458
National Vision Holdings, Inc. (a)	353	20,045
Overstock.com Inc. (a) (b)	342	26,676
Penn National Gaming Inc. (a)	289	20,928
Planet Fitness, Inc. - Class A (a)	243	19,094
Pool Corporation (a)	47	20,482
RH (a)	29	19,296
Shutterstock Inc.	198	22,420
Sonos, Inc. (a)	493	15,963
Texas Roadhouse Inc. - Class A (a)	214	19,570
Visteon Corporation (a)	147	13,857
Wingstop Inc. (a)	131	21,512
		384,740
Materials 3.6%
Axalta Coating Systems Ltd. (a)	529	15,434
Cleveland-Cliffs Inc. (a)	1,092	21,639
Danimer Scientific, L.L.C. - Class A (a) (b)	832	13,591
Eagle Materials Inc.	129	16,890
Element Solutions, Inc.	1,166	25,287
		92,841
Financials 3.5%
BRP Group, Inc. - Class A (a)	559	18,619
LendingTree, Inc. (a)	48	6,686
LPL Financial Holdings Inc. (a)	208	32,588
Morningstar Inc. (a)	83	21,534
VPC Impact Acquisition Holdings - Class A (a) (b)	1,024	10,354
		89,781
Communication Services 1.7%
Iridium Communications Inc. (a)	513	20,464
Lyft, Inc. - Class A (a)	428	22,958
		43,422
Consumer Staples 1.4%
Performance Food Group, Inc. (a)	366	17,016
The Beauty Health Company - Class A (a) (b)	783	20,332
		37,348

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Real Estate 0.7%
EastGroup Properties Inc.	103	17,144
Total Common Stocks (cost $1,735,387)		2,535,638
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.3%
JNL Government Money Market Fund, 0.01% (c) (d)	32,825	32,825
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	14,750	14,750
Total Short Term Investments (cost $47,575)		47,575
Total Investments 100.7% (cost $1,782,962)		2,583,213
Other Assets and Liabilities, Net (0.7)%		(18,066)
Total Net Assets 100.0%		2,565,147

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	2,520,591	15,047	—	2,535,638
Short Term Investments	47,575	—	—	47,575
	2,568,166	15,047	—	2,583,213

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 65.9%
United States of America 34.2%
3M Company	—	54
Abbott Laboratories	—	56
AbbVie Inc.	61	6,620
ABIOMED, Inc. (a)	—	59
Activision Blizzard, Inc. (a)	1	54
Adobe Inc. (a)	—	57
Advance Auto Parts, Inc.	—	60
Advanced Micro Devices, Inc. (a)	32	3,303
AFLAC Incorporated	1	55
Agilent Technologies, Inc.	—	58
Agios Pharmaceuticals, Inc. (a)	8	346
Air Products and Chemicals, Inc.	—	55
Airbnb, Inc. - Class A (a)	2	378
Akamai Technologies, Inc. (a)	1	52
Alaska Air Group, Inc.	1	48
Albemarle Corporation	—	62
Alcoa Corporation (a)	16	798
Alexandria Real Estate Equities, Inc.	—	61
Align Technology, Inc. (a)	—	60
Alleghany Corporation (a)	1	493
Allegion Public Limited Company	—	54
Alliant Energy Corporation (a)	1	54
Alnylam Pharmaceuticals, Inc. (a)	4	805
Alphabet Inc. - Class A (a)	—	1,150
Alphabet Inc. - Class C (a)	6	17,386
Altice USA, Inc. - Class A (a)	10	215
Altria Group, Inc.	1	53
Amazon.com, Inc. (a)	5	17,119
Ameren Corporation	1	54
American Airlines Group Inc. (a)	2	51
American Electric Power Company, Inc. (a)	8	665
American Express Company (a)	5	898
American Homes 4 Rent - Class A	15	561
American International Group, Inc.	52	2,855
American Tower Corporation	—	59
American Water Works Company, Inc.	—	61
Ameriprise Financial, Inc.	—	59
AmerisourceBergen Corporation	7	851
AMETEK, Inc.	9	1,133
Amgen Inc. (a)	—	54
Amphenol Corporation - Class A	1	63
Analog Devices, Inc. (a)	25	4,162
ANSYS, Inc. (a)	—	58
Anthem, Inc.	—	56
AO Smith Corp.	1	50
Apa Corp. (a)	3	61
Apple Hospitality REIT, Inc.	13	201
Apple Inc. (a)	109	15,468
Applied Materials, Inc. (a)	—	56
Aptiv PLC (a)	—	61
Archer-Daniels-Midland Company	1	54
Arista Networks, Inc. (a)	—	58
Arrow Electronics, Inc. (a)	1	141
Arthur J Gallagher & Co.	—	58
Assurant, Inc.	—	57
AT&T Inc. (a)	2	55
Atmos Energy Corporation	1	55
Autodesk, Inc. (a)	—	58
Automatic Data Processing, Inc. (a)	—	59
AutoZone, Inc. (a)	1	1,438
AvalonBay Communities, Inc.	2	550
Avery Dennison Corporation	—	54
Axalta Coating Systems Ltd. (a)	11	311
Baker Hughes, a GE Company, LLC - Class A	2	58
Ball Corporation	1	58
Bank of America Corporation	130	5,523
Bath & Body Works Direct, Inc.	1	55
Baxter International Inc.	1	54
Becton, Dickinson and Company	—	56
Berkshire Hathaway Inc. - Class B (a)	9	2,319
Best Buy Co., Inc.	6	612
Biogen Inc. (a)	7	1,918
BioMarin Pharmaceutical Inc. (a)	2	147
Bio-Rad Laboratories, Inc. - Class A (a)	—	61
BJ's Wholesale Club Holdings, Inc. (a)	5	264
BlackRock, Inc.	2	1,432
Booking Holdings Inc. (a)	2	4,781
Booz Allen Hamilton Holding Corporation - Class A	8	642
BorgWarner Inc.	1	49
Boston Properties Inc.	1	55
Boston Scientific Corporation (a)	71	3,111
Bright Horizons Family Solutions Inc. (a)	5	764
Bristol-Myers Squibb Company	103	6,110
Brixmor Property Group Inc.	29	650
Broadcom Inc. (a)	—	61
Broadridge Financial Solutions, Inc.	—	59
Brown-Forman Corp. - Class B	1	54
Bumble Inc. - Class A (a)	19	960
C.H. Robinson Worldwide, Inc. (a)	1	51
Cabot Oil & Gas Corp.	35	769
Cadence Design Systems Inc. (a)	—	60
Caesars Entertainment, Inc. (a)	1	63
Campbell Soup Company	1	54
Capital One Financial Corporation	18	2,774
Cardinal Health, Inc.	1	49
Carlisle Cos. Inc.	3	593
CarMax Inc. (a)	8	995
Carnival Plc (a)	1	19
Carrier Global Corporation	7	356
Catalent Inc. (a)	9	1,260
Caterpillar Inc.	—	54
Cboe Global Markets, Inc.	1	63
CBRE Group, Inc. - Class A (a)	7	686
CDW Corp. (a)	—	62
Celanese Corp. - Class A	7	1,126
Centene Corporation (a)	11	702
CenterPoint Energy, Inc.	38	951
Ceridian HCM Holding Inc. (a)	9	1,016
Cerner Corp. (a)	1	53
CF Industries Holdings Inc.	11	607
Charles River Laboratories International Inc. (a)	—	23
Charter Communications, Inc. - Class A (a)	6	4,118
Chevron Corporation	17	1,726
Chipotle Mexican Grill Inc. (a)	—	62
Chubb Limited	5	799
Church & Dwight Co. Inc.	1	55
Cigna Holding Company	15	3,029
Cincinnati Financial Corporation	—	56
Cintas Corp. (a)	—	61
Cisco Systems, Inc. (a)	11	585
Citigroup Inc.	22	1,519
Citizens Financial Group Inc.	28	1,296
Citrix Systems Inc. (a)	1	53
CME Group Inc. - Class A (a)	—	57
CMS Energy Corp.	1	55
CNA Financial Corp.	7	280
Cognizant Technology Solutions Corp. - Class A (a)	1	59
Colgate-Palmolive Co.	1	55
Columbia Sportswear Co. (a)	4	411
Comcast Corporation - Class A (a)	79	4,463
Comerica Inc.	1	60
CommScope Holding Company, Inc. (a)	35	473
ConAgra Brands Inc.	2	57
Confluent, Inc. - Class A (a)	10	613
ConocoPhillips	98	6,643
Consolidated Edison, Inc.	1	56
Constellation Brands, Inc. - Class A	12	2,488
Cooper Cos. Inc.	3	1,123
Copart Inc. (a)	10	1,379
Corning Incorporated	1	47
Corteva, Inc.	1	56
Costco Wholesale Corporation (a)	—	63
Coty Inc. - Class A (a)	27	216
Cracker Barrel Old Country Store, Inc. (a)	2	246
Cree, Inc. (a)	7	578
CrowdStrike Holdings, Inc. - Class A (a)	3	801

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Crown Castle International Corp.	—	53
CSX Corp. (a)	2	55
Cummins Inc.	—	55
CVS Health Corporation	11	962
Cyrusone LLC (a)	3	209
D.R. Horton, Inc.	1	51
Danaher Corporation	—	61
Darden Restaurants Inc.	—	60
DaVita Inc. (a)	—	53
Deere & Company	5	1,753
Delta Air Lines, Inc. (a)	23	989
Dentsply Sirona Inc.	1	48
Devon Energy Corporation	2	76
DexCom Inc. (a)	3	1,661
Diamondback Energy, Inc.	12	1,171
Digital Realty Trust Inc.	—	54
Discover Financial Services	6	694
Discovery, Inc. - Series A (a)	2	45
Dish Network Corporation - Class A (a)	14	604
Dollar General Corporation	3	528
Dollar Tree Inc. (a)	1	60
Dominion Energy, Inc.	1	55
Domino's Pizza, Inc.	—	62
Dover Corporation	7	1,156
Dow Inc.	1	56
Draftkings Inc. - Class A (a)	18	860
DTE Energy Company	1	55
Duke Energy Corporation	1	56
Duke Realty Corp.	1	59
DuPont de Nemours, Inc.	1	55
DXC Technology Company (a)	2	52
EastGroup Properties Inc.	3	512
Eastman Chemical Co.	28	2,759
Eaton Corporation Public Limited Company	21	3,076
eBay Inc. (a)	1	61
Ecolab Inc.	—	55
Edison International	10	553
Edwards Lifesciences Corporation (a)	1	61
El Paso Electric Company (a) (b)	1	19
Electronic Arts Inc.	4	557
Eli Lilly & Co.	—	65
Emerson Electric Co.	1	57
Energizer Holdings, Inc.	13	503
Enphase Energy, Inc. (a)	—	60
Entegris, Inc. (a)	11	1,361
Entergy Corporation	4	417
EOG Resources, Inc.	13	1,016
EPAM Systems, Inc. (a)	2	976
Equifax Inc.	3	719
Equinix, Inc.	—	58
Equitrans Midstream Corp.	18	182
Equity Residential	1	61
Essex Property Trust Inc.	—	62
Estee Lauder Cos. Inc. - Class A	3	1,010
ETSY, Inc. (a)	—	59
Evergy, Inc.	1	56
Eversource Energy	1	55
Exact Sciences Corporation (a)	7	640
Exelixis, Inc. (a)	28	592
Exelon Corporation (a)	1	59
Expedia Group, Inc. (a)	—	60
Expeditors International of Washington Inc. (a)	—	55
Extra Space Storage Inc.	—	60
Exxon Mobil Corporation	1	60
F5 Networks, Inc. (a)	—	61
Facebook, Inc. - Class A (a)	12	4,161
Fastenal Co. (a)	1	55
Federal Realty Investment Trust	3	399
FedEx Corporation	13	2,883
Fidelity National Information Services, Inc.	—	46
Fifth Third Bancorp (a)	1	60
First Republic Bank	6	1,153
FirstEnergy Corp.	2	55
Fiserv, Inc. (a)	1	54
Five9 Inc. (a)	4	703
FleetCor Technologies Inc. (a)	7	1,812
FMC Corporation	12	1,125
Ford Motor Company (a)	5	64
Fortinet, Inc. (a)	—	63
Fortive Corporation	1	56
Fortune Brands Home & Security, Inc.	18	1,644
Fox Corporation - Class A (a)	2	60
Franklin Resources Inc.	2	51
Freeport-McMoRan Inc. (a)	68	2,204
Gap Inc.	31	702
Gartner Inc. (a)	—	63
Generac Holdings Inc. (a)	5	1,880
General Dynamics Corporation	4	760
General Electric Company	1	58
General Mills, Inc.	1	57
General Motors Company (a)	15	795
Genuine Parts Co.	—	56
Gilead Sciences, Inc. (a)	1	56
Global Payments Inc.	9	1,384
Globe Life Inc.	1	48
Graphic Packaging Holding Company	18	351
Halliburton Company	3	60
Hanesbrands Inc.	3	50
Hasbro, Inc. (a)	1	53
HCA Healthcare, Inc.	2	372
Healthpeak Properties, Inc.	2	57
Henry Schein Inc. (a)	1	54
Herc Holdings Inc.	1	147
Hershey Co.	—	55
Hess Corporation	3	264
Hewlett Packard Enterprise Company	22	311
Hilton Worldwide Holdings Inc. (a)	—	61
Hologic Inc. (a)	1	61
Honeywell International Inc. (a)	8	1,736
Horizon Therapeutics Public Limited Company (a)	13	1,449
Hormel Foods Corp.	1	55
Host Hotels & Resorts, Inc. (a)	53	862
Howmet Aerospace Inc.	2	52
HP Inc.	2	49
HubSpot Inc. (a)	2	1,355
Humana Inc.	—	53
Huntington Bancshares Incorporated (a)	4	59
Huntington Ingalls Industries Inc.	—	51
IDEX Corporation	—	53
IDEXX Laboratories, Inc. (a)	—	61
IHS Markit Ltd.	9	1,015
Illinois Tool Works Inc.	—	54
Illumina, Inc. (a)	—	58
Incyte Corporation (a)	1	46
Ingersoll Rand Inc. (a)	84	4,235
Insulet Corporation (a)	2	506
Intel Corporation (a)	5	251
Intercontinental Exchange, Inc.	6	633
International Business Machines Corporation	3	462
International Flavors & Fragrances Inc.	—	56
International Paper Company	1	55
Interpublic Group of Cos. Inc.	2	62
Intuit Inc. (a)	3	1,818
Intuitive Surgical, Inc. (a)	2	1,555
Invesco Ltd.	18	422
IPG Photonics Corporation (a)	—	37
IQVIA Inc. (a)	—	57
Iron Mountain Incorporated	1	57
ITT Industries Holdings, Inc.	7	580
Jack Henry & Associates Inc. (a)	—	60
Jacobs Engineering Group Inc.	—	54
Jazz Pharmaceuticals Public Limited Company (a)	5	701
JB Hunt Transport Services Inc. (a)	3	534
JM Smucker Co.	—	55
Johnson & Johnson	8	1,219
Johnson Controls International Public Limited Company	1	59
Juniper Networks, Inc.	2	59
Kansas City Southern	—	52
Kellogg Co.	1	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Keurig Dr Pepper Inc. (a)	13	453
KeyCorp	3	58
Keysight Technologies, Inc. (a)	8	1,350
Kimberly-Clark Corporation	2	294
Kimco Realty Corporation	40	837
Kinder Morgan, Inc.	45	758
KLA-Tencor Corp. (a)	—	59
Kohl's Corporation	15	708
Kraft Heinz Foods Company (a)	20	729
L3Harris Technologies, Inc.	—	57
Laboratory Corporation of America Holdings (a)	—	59
Lam Research Corp. (a)	3	1,814
Lamar Advertising Co. - Class A (a)	2	174
Lamb Weston Holdings Inc.	21	1,265
Las Vegas Sands Corp. (a)	13	462
Leggett & Platt Inc.	1	46
Leidos Holdings Inc.	7	712
Lennar Corporation - Class A	1	55
Liberty Broadband Corp. - Series C (a)	5	894
Liberty SiriusXM Group - Series A (a)	15	708
Liberty SiriusXM Group - Series C (a)	29	1,395
Lincoln National Corporation	1	57
Live Nation Entertainment, Inc. (a)	1	58
LKQ Corporation (a)	1	56
Lockheed Martin Corporation	—	57
Loews Corp.	30	1,604
Lowe`s Companies, Inc.	10	2,094
Lumen Technologies Inc.	4	49
Lyft, Inc. - Class A (a)	96	5,183
LyondellBasell Industries N.V. - Class A	1	57
M&T Bank Corporation	10	1,556
Marathon Oil Corporation	5	67
Marathon Petroleum Corporation	11	704
MarketAxess Holdings Inc. (a)	—	56
Marriott International, Inc. - Class A (a)	—	60
Marsh & McLennan Companies, Inc.	4	614
Martin Marietta Materials Inc.	2	841
Masco Corporation	1	51
MasterCard Incorporated - Class A	24	8,288
Match Group Holdings II, LLC (a)	6	915
Match Group, Inc. (a)	3	343
McCormick & Co. Inc.	1	52
McDonald's Corporation	20	4,917
McKesson Corporation	8	1,499
Media Group Holdings LLC (a) (b) (c)	3,345	—
Merck & Co., Inc.	7	556
MetLife, Inc.	1	57
Mettler-Toledo International Inc. (a)	1	960
MGM Resorts International	1	61
Microchip Technology Incorporated (a)	5	802
Micron Technology, Inc. (a)	1	50
Microsoft Corporation (a)	72	20,271
Mid-America Apartment Communities, Inc.	5	851
Moderna, Inc. (a)	—	50
Mohawk Industries Inc. (a)	4	749
Molson Coors Beverage Company - Class B	5	228
Mondelez International, Inc. - Class A (a)	1	54
MongoDB, Inc. - Class A (a)	2	1,111
Monolithic Power Systems Inc. (a)	—	63
Monster Beverage 1990 Corporation (a)	1	54
Moody's Corp.	—	62
Morgan Stanley	7	682
MOS Holdings Inc.	2	60
Motorola Solutions Inc.	3	634
MSCI Inc. - Class A	—	61
Murphy USA Inc.	5	895
NASDAQ Inc. (a)	—	65
Natera, Inc. (a)	7	788
National Vision Holdings, Inc. (a)	10	571
NetApp, Inc. (a)	1	64
Netflix, Inc. (a)	4	2,924
Neurocrine Biosciences, Inc. (a)	3	307
Newell Brands Inc.	32	705
Newmont Corporation	1	55
News Corporation - Class A (a)	2	49
Nexstar Media Group, Inc. - Class A (a)	3	520
NextEra Energy, Inc.	55	4,293
Nielsen Holdings plc	2	40
NIKE, Inc. - Class B	10	1,503
NiSource Inc.	2	56
Norfolk Southern Corporation	11	2,599
Northern Trust Corp.	7	741
Northrop Grumman Systems Corp.	2	766
NortonLifelock Inc. (a)	2	54
Norwegian Cruise Line Holdings Ltd. (a)	2	52
NOV Inc. (a)	4	49
NRG Energy, Inc.	2	63
Nucor Corporation	1	55
NVIDIA Corporation (a)	19	3,850
NVR, Inc. (a)	—	58
Occidental Petroleum Corporation	16	487
Old Dominion Freight Line Inc. (a)	7	1,908
Omnicom Group Inc.	1	54
ONEOK, Inc.	1	61
Open Lending Corporation - Class A (a)	7	248
Oracle Corporation	1	63
O'Reilly Automotive, Inc. (a)	8	4,787
Organon & Co.	16	523
Otis Worldwide Corporation	1	60
PACCAR Inc.	1	54
Pacific Gas And Electric Company (a)	35	336
Packaging Corporation of America	7	971
Palo Alto Networks, Inc. (a)	2	837
Parker-Hannifin Corporation	3	754
Paychex Inc. (a)	1	64
Paycom Software, Inc. (a)	—	66
Paypal Holdings, Inc. (a)	9	2,366
Penn National Gaming Inc. (a)	1	52
Pentair Public Limited Company	1	60
People's United Financial Inc. (a)	52	902
PepsiCo, Inc. (a)	—	57
PerkinElmer Inc.	—	60
Perrigo Company Public Limited Company	1	59
Pfizer Inc.	1	60
Philip Morris International Inc.	7	642
Phillips 66	17	1,179
Pinnacle West Capital Corp.	1	55
Pioneer Natural Resources Co.	5	895
Pool Corporation (a)	—	57
Post Holdings, Inc. (a)	8	867
PPG Industries, Inc.	—	54
PPL Corporation	2	55
Principal Financial Group, Inc. (a)	1	56
Procter & Gamble Co. (a)	33	4,685
Progressive Corp.	33	3,002
ProLogis Inc.	20	2,603
Prudential Financial Inc.	5	572
Public Service Enterprise Group Inc.	1	55
Public Storage	3	843
Pulte Homes Inc.	1	46
PVH Corp. (a)	1	52
Qiagen N.V. (a)	1	55
Qorvo, Inc. (a)	—	53
Qualcomm Incorporated (a)	13	1,709
Quanta Services, Inc.	12	1,396
Quest Diagnostics Incorporated	—	60
Ralph Lauren Corp. - Class A	5	560
Raymond James Financial Inc.	1	59
Rayonier Inc.	21	752
Raytheon BBN Technologies Corp.	26	2,237
Realty Income Corporation	1	54
Regency Centers Corp. (a)	1	60
Regeneron Pharmaceuticals, Inc. (a)	8	5,045
Regions Financial Corporation	3	60
Republic Services Inc.	1	62
ResMed Inc.	—	60
Robert Half International Inc.	1	64
Rockwell Automation Inc.	—	61
Roku Inc. - Class A (a)	4	1,198
Rollins Inc.	2	57

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Roper Technologies, Inc.	—	57
Ross Stores Inc. (a)	—	53
Royal Caribbean Cruises Ltd.	32	2,853
Royalty Pharma PLC - Class A (a)	14	490
S&P Global Inc.	2	1,020
Sabre Corporation (a)	29	341
Salesforce.Com, Inc. (a)	—	67
SBA Communications Corporation (a)	—	60
Schlumberger Ltd.	2	59
Sealed Air Corporation	1	55
Sempra Energy	—	54
ServiceNow, Inc. (a)	2	1,252
Sherwin-Williams Co.	—	56
Signature Bank	3	780
Simon Property Group, Inc.	—	60
Skyworks Solutions, Inc. (a)	—	56
Snap Inc. - Class A (a)	13	968
Snap-On Inc.	—	47
Snowflake Inc. - Class A (a)	3	888
SolarEdge Technologies Ltd. (a)	4	1,074
Southwest Airlines Co. (a)	33	1,713
Spirit Airlines, Inc. (a)	15	382
Stanley Black & Decker, Inc.	12	2,020
Starbucks Corporation (a)	1	56
State Street Corporation	64	5,396
Steris Limited	—	60
Stryker Corporation	—	58
Sun Communities Inc.	8	1,444
SVB Financial Group (a)	1	743
Synchrony Financial	1	61
SYNNEX Corporation	6	636
Synopsys Inc. (a)	4	1,156
Sysco Corp.	8	605
T. Rowe Price Group, Inc. (a)	3	637
Take-Two Interactive Software Inc. (a)	—	57
Tapestry Inc.	12	457
Tapstone Energy, LLC (a) (b)	1	6
Target Corporation	—	58
Teledyne Technologies Inc. (a)	—	60
Teleflex Incorporated	—	53
Teradyne Inc. (a)	7	720
Tesla Inc. (a)	7	5,921
Texas Instruments Incorporated (a)	5	901
Textron Inc.	1	58
The AES Corporation	2	52
The Allstate Corporation	—	55
The Bank of New York Mellon Corporation	1	58
The Blackstone Group Inc. - Class A	19	2,228
The Boeing Company (a)	6	1,289
The Charles Schwab Corporation	35	2,555
The Clorox Company	—	56
The Coca-Cola Company	95	4,987
The Goldman Sachs Group, Inc.	—	60
The Hartford Financial Services Group, Inc.	14	967
The Home Depot, Inc.	8	2,501
The Kroger Co.	2	62
The PNC Financial Services Group, Inc.	7	1,303
The Southern Company	1	54
The Travelers Companies, Inc.	11	1,616
The Western Union Company	2	47
The Williams Companies, Inc.	26	680
Thermo Fisher Scientific Inc.	8	4,107
Timken Co.	4	291
TJX Cos. Inc.	1	55
T-Mobile USA, Inc. (a)	21	2,638
Tractor Supply Co. (a)	5	1,104
Trane Technologies Public Limited Company	35	5,953
TransDigm Group Inc. (a)	—	58
Trimble Inc. (a)	1	59
Truist Financial Corporation	78	4,548
Twitter, Inc. (a)	1	62
Tyler Technologies Inc. (a)	—	65
Tyson Foods Inc. - Class A	1	58
U.S. Bancorp	16	968
Uber Technologies, Inc. (a)	23	1,037
UDR, Inc.	1	64
Uipath, Inc. - Class A (a)	5	252
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	61
Under Armour Inc. - Class A (a)	3	52
Union Pacific Corporation	1	172
United Airlines Holdings, Inc. (a)	8	358
United Parcel Service Inc. - Class B	—	54
United Rentals Inc. (a)	1	202
UnitedHealth Group Incorporated	18	7,123
Universal Health Services Inc. - Class B	—	49
Unum Group	2	48
US Foods Holding Corp. (a)	54	1,858
Valero Energy Corporation	1	60
Ventas, Inc.	1	57
VeriSign, Inc. (a)	—	52
Verisk Analytics, Inc. (a)	—	65
Verizon Communications Inc.	32	1,743
Vertex Pharmaceuticals Incorporated (a)	12	2,192
VF Corp.	1	54
ViacomCBS Inc. - Class B (a)	1	55
Viatris, Inc.	31	426
Visa Inc. - Class A	—	56
Vulcan Materials Co.	—	56
W. R. Berkley Corporation	1	53
W. W. Grainger, Inc.	—	48
Wabtec Corp.	1	62
Walgreens Boots Alliance, Inc. (a)	1	53
Walmart Inc.	—	55
Walt Disney Co.	7	1,226
Waste Management, Inc.	—	60
Waters Corp. (a)	—	58
WEC Energy Group Inc.	1	54
Wells Fargo & Company	180	8,356
Welltower Inc.	4	339
West Pharmaceutical Services Inc.	—	61
Western Digital Corporation (a)	1	44
Westlake Chemical Corporation	2	219
Westrock Company, Inc.	14	710
Wex, Inc. (a)	5	881
Weyerhaeuser Company	31	1,105
Whirlpool Corporation	—	48
Willis Towers Watson Public Limited Company	2	498
Workday, Inc. - Class A (a)	6	1,383
Wynn Resorts Ltd. (a)	—	38
Xcel Energy Inc. (a)	16	1,030
Xilinx, Inc. (a)	—	63
Xylem Inc.	1	61
Yum! Brands, Inc.	3	468
Zebra Technologies Corp. - Class A (a)	2	1,182
Zimmer Biomet Holdings, Inc.	40	5,852
Zions Bancorp	1	62
Zoetis Inc. - Class A	—	62
Zscaler, Inc. (a)	7	1,865
		477,676
China 6.5%
Advanced Micro-Fabrication Equipment Inc. - Class A (a)	14	322
Aier Eye Hospital Group Co., Ltd - Class A (a)	78	641
Alibaba Group Holding Limited (a) (d)	408	7,545
Alibaba Group Holding Limited - ADR (a)	1	201
Amoy Diagnostics Co., Ltd. - Class A (a)	2	22
Angel Yeast Co., Ltd. - Class A (a)	45	350
Bank of Ningbo Co., Ltd. - Class A (a)	115	625
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. - Class A	231	913
Beijing Kingsoft Office Software Co.,Ltd - Class A	5	232
Bicycle Club Joint Venture, L.P. - Class A (a)	57	293
Bilibili Inc. (a)	15	1,016
Bilibili Inc. - ADR (a) (e)	6	417
BOE Technology Group Co., Ltd. - Class A (a)	1,594	1,236
BTG Hotels (Group) Co., Ltd. - Class A (a)	77	257
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A (a)	14	392
China Construction Bank Corporation - Class H	2,915	2,076

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
China Evergrande New Energy Vehicle Group Limited (a) (e)	11	4
China International Travel Service Company, Limited - Class A (a)	17	672
China Merchants Bank Co., Ltd. - Class A (a)	209	1,624
China Merchants Bank Co., Ltd. - Class H	213	1,694
Chongqing Brewery Co., Ltd. - Class A (a)	45	911
Chongqing Fuling Zhacai Group Co., Ltd. - Class A (a)	45	212
Cloopen Group Holding Limited - ADR (a) (e)	35	153
Contemporary Amperex Technology Co., Limited - Class A (a)	31	2,518
Country Garden Services Holdings Company Limited (a)	90	709
ENN Energy Holdings Ltd.	29	483
Flat Glass Group Co., Ltd. - Class H (e)	86	401
Foshan Haitian Flavoring & Food Co., Ltd - Class A (a)	102	1,732
Fujian Anjing Food Co., Ltd. - Class A	43	1,264
Fuyao Glass Industry Group Co., Ltd. - Class A (a)	17	110
Fuyao Glass Industry Group Co., Ltd. - Class H (d)	63	337
Glodon Company Limited - Class A (a)	28	287
Guangdong Haid Group Co., Ltd. - Class A (a)	35	364
Guangzhou Automobile Group Co., Ltd. - Class H	962	849
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A (a)	29	457
Haier Smart Home Co., Ltd - Class H	588	2,057
Hangzhou Tigermed Consulting Co., Ltd - Class A (a)	31	839
Han's Laser Technology Industry Group Co., Ltd. - Class A (a)	197	1,144
Hefei Meyer Optoelectronic Technology Inc. - Class A (a)	46	268
Himile Mechanical Science And Technology (Shandong) Co., Ltd. - Class A	57	226
Hongfa Technology Co., Ltd. - Class A (a)	40	383
Hualan Biological Engineering, Inc. - Class A (a)	71	305
Huazhu Group Limited (a)	112	517
Hundsun Technologies Inc. - Class A (a)	53	465
Inner Mongolia Yili Industrial Group Co., Ltd - Class A (a)	207	1,205
JD.com, Inc. - Class A (a)	43	1,585
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A (a)	45	585
Jiangsu Hengrui Medicine Co., Ltd. - Class A (a)	138	1,070
Jiangsu Hengshun Vinegar-Industry Co., Ltd. - Class A	74	176
Joinn Laboratories (China) Co., Ltd. - Class A	14	338
Joinn Laboratories (China) Co., Ltd. - Class H (d)	7	93
Kangji Medical Holdings Limited (d)	369	492
Kingdee International Software Group Co. Ltd. (a)	226	755
Kunlun Energy Co. Ltd.	738	771
Kweichow Moutai Co., Ltd. - Class A (a)	5	1,526
Laobaixing Pharmacy Chain Joint Stock Company - Class A (a)	36	257
LONGi Green Energy Technology Co., Ltd. - Class A	98	1,246
Maxscend Microelectronics Company Limited - Class A	10	560
Meituan Dianping - Class B (a) (d)	84	2,674
Midea Group Co., Ltd. - Class A (a)	69	742
Minth Group Limited	176	603
Montage Technology Co.,Ltd. - Class A	15	134
NetEase, Inc.	71	1,210
Oppein Home Group Inc. - Class A (a)	51	1,021
Pharmaron Beijing Co., Ltd. - Class H (d)	21	502
Ping An Bank Co., Ltd. - Class A (a)	676	1,863
Ping An Insurance (Group) Co of China Ltd - Class A (a)	78	580
Ping An Insurance (Group) Co of China Ltd - Class H	197	1,342
Poly Developments And Holdings Group Co., Ltd. - Class A (a)	287	621
Proya Cosmetics Co., Ltd. - Class A (a)	10	260
Qingdao Haier Biomedical Co Ltd - Class A	10	168
Sangfor Technologies Inc. - Class A (a)	15	538
Shanghai Baosight Software Co., Ltd. - Class A (a)	87	887
Shanghai Liangxin Electrical Co., Ltd. - Class A	198	417
Shanghai M&G Stationery Inc - Class A (a)	21	224
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A (a)	14	376
Shenzhen Inovance technology Co., Ltd. - Class A (a)	64	624
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	20	1,188
Shenzhou International Group Holdings Limited	31	662
Silergy Corp.	6	876
SKSHU Paint Co., Ltd. - Class A	19	286
Starpower Semiconductor Ltd. - Class A	3	162
Sunny Optical Technology (Group) Company Limited	40	1,042
Tencent Holdings Limited	163	9,818
Tongwei Co., Ltd. - Class A (a)	243	1,898
Trip.com Group Limited - ADR (a)	15	454
Venustech Group Inc. - Class A (a)	53	226
Wanhua Chemical Group Co.,Ltd. - Class A (a)	106	1,730
Will Semiconductor Co.,Ltd. - Class A (a)	11	392
Wuliangye Yibin Co., Ltd. - Class A (a)	57	1,935
Wuxi Biologics Cayman Inc (a) (d)	139	2,275
Xinyi Solar Holdings Limited	450	920
XPeng Inc - ADR (a)	10	369
Yangzhou Yangjie Electronic Technology Co., Ltd. - Class A	55	374
Yunnan Energy New Material Co., Ltd. - Class A (a)	39	1,683
Zai Lab (PTY) LTD (a) (e)	4	414
Zhejiang Dingli Machinery Co., Ltd. - Class A (a)	30	329
		90,001
United Kingdom 2.4%
3i Group plc	6	96
Admiral Group PLC	1	52
Allfunds Group Limited (a)	1	17
Amcor Plc	5	54
Anglo American PLC	68	2,407
AON Public Limited Company - Class A	—	64
Ashtead Group Public Limited Company	2	156
ASOS Plc (a)	—	16
Associated British Foods PLC	2	59
AstraZeneca PLC	7	853
Auto Trader Group PLC	4	35
AVEVA Group plc	1	27
Aviva PLC	24	129
BAE Systems PLC	15	112
Barclays PLC	73	185
Barratt Developments P L C	5	41
BP P.L.C.	446	2,035
British American Tobacco P.L.C.	10	365
BT Group Plc	40	86
Bunzl Public Limited Company	2	51
Burberry Group PLC	2	45
Carnival Plc (a)	2	59
Centrica PLC (a)	38	29
Coca-Cola European Partners PLC (a)	1	51
Compass Group PLC (a)	8	166
Convatec Group PLC (d)	7	21
Croda International Public Limited Company	1	75
DCC Public Limited Company	—	39
Deliveroo PLC - Class A (a) (e)	2	9
Derwent London PLC	1	24
Diageo PLC	117	5,677
Direct Line Insurance Limited	10	39
Dr. Martens PLC (a)	3	14
DS Smith PLC	7	39
easyJet PLC (a) (e)	3	23
Evraz PLC	3	23
Experian PLC	4	186
Ferguson PLC	19	2,646
Fiat Chrysler Automobiles N.V. (a)	10	194
GlaxoSmithKline PLC	23	431
GVC Holdings PLC (a)	3	77
Halma Public Limited Company	2	66
Harbour Energy PLC (a)	3	13
Hargreaves Lansdown PLC	2	31

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Hikma Pharmaceuticals Public Limited Company	1	27
Hiscox Ltd.	2	25
HSBC Holdings Plc (a)	122	632
HSBC Holdings PLC	95	495
Imperial Brands PLC	4	91
Informa Switzerland Limited (a)	7	51
InterContinental Hotels Group PLC (a)	1	55
Intertek Group Plc	1	50
ITV Plc	24	34
J Sainsbury PLC	8	31
JD Sports Fashion Plc	2	35
Johnson Matthey PLC	1	33
Kingfisher Plc	10	44
Land Securities Group PLC	3	32
Legal & General Group PLC	27	103
Linde Public Limited Company	—	55
Linde Public Limited Company (a)	8	2,358
Lloyds Banking Group PLC	324	202
London Stock Exchange Group PLC	14	1,411
M&G PLC	12	33
Marks & Spencer Group Plc (a)	9	22
Meggitt PLC (a)	4	35
Melrose Holdings Limited	20	47
Mondi plc	3	68
National Grid PLC	18	211
Next PLC (a)	1	67
Ocado Group PLC (a)	3	66
Pearson PLC	3	33
Pepco Group N.V. (a) (d)	54	693
Persimmon Public Limited Company	45	1,621
Phoenix Group Holdings PLC	5	41
Reckitt Benckiser Group PLC	3	264
Relx PLC (a)	81	2,339
Relx PLC	9	261
Rentokil Initial PLC	9	67
Rightmove PLC	4	37
Rio Tinto PLC	21	1,405
Rolls-Royce Holdings plc (a)	38	72
Royal Mail PLC	5	26
Schroders PLC	1	32
Schroders PLC	—	7
SEGRO Public Limited Company	6	97
Severn Trent PLC	1	41
Smith & Nephew PLC	4	69
Smiths Group PLC	2	35
Spirax-Sarco Engineering PLC	—	68
SSE PLC	5	101
St. James's Place PLC	2	50
Standard Chartered PLC	12	70
Standard Life Aberdeen PLC	10	34
Tate & Lyle Public Limited Company	2	20
Taylor Wimpey PLC	633	1,319
Tesco PLC	35	120
The Berkeley Group Holdings PLC	1	30
The British Land Company Public Limited Company	4	28
The Royal Bank of Scotland Group Public Limited Company	24	73
The Sage Group PLC.	5	49
THG Holdings PLC (a)	4	24
Travis Perkins PLC	1	21
Unilever PLC	12	649
United Utilities Group PLC	4	51
Vodafone Group Public Limited Company	122	186
Weir Group PLC(The)	1	34
Whitbread PLC (a)	1	51
WM Morrison Supermarkets P L C	11	44
WPP 2012 Limited	6	78
		33,370
France 2.3%
Adevinta ASA - Class B (a) (d)	1	22
Aeroports de Paris (a)	—	16
Alstom	1	49
Amundi (d)	—	18
Arkema	—	40
AtoS SE	—	24
AXA SA	10	264
Biomerieux SA	—	22
BNP Paribas SA (e)	5	335
Bollore SA	4	26
Bouygues SA	1	42
Bureau Veritas	1	41
Capgemini SA	22	4,616
Carrefour SA	3	52
Cie de Saint-Gobain	2	164
Cie Generale d'Optique Essilor International SA	1	261
Compagnie Generale des Etablissements Michelin	1	125
Covivio	—	19
Credit Agricole SA	6	85
Danone	3	214
Dassault Aviation	—	12
Dassault Systemes	3	166
EDENRED	1	61
Eiffage	—	39
Electricite de France	2	29
Engie	8	107
Faurecia	1	28
Gecina SA	—	34
Getlink S.E.	2	31
Hermes International SCA	—	221
Iliad SA (b)	—	18
IPSEN	—	17
Kering SA	—	240
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	2	347
Legrand SA	1	131
L'Oreal SA	7	2,715
LVMH Moet Hennessy Louis Vuitton SE	6	4,094
Orange SA	9	93
Pernod-Ricard SA	1	203
Publicis Groupe SA	1	71
Safran	19	2,464
Sanofi SA	5	504
Sartorius Stedim Biotech	—	61
Schneider Electric SE (a)	30	4,953
SEB SA	—	19
Societe Generale SA	89	2,800
Sodexo SA (a)	—	34
SUEZ	2	40
Teleperformance	—	106
Thales SA	—	47
Total SA	11	542
Ubisoft Entertainment (a)	—	25
Valeo	1	31
Veolia Environnement	3	91
VINCI	55	5,678
Vivendi SA	4	47
Worldline (a) (d)	1	87
		32,621
Japan 2.2%
ABC-Mart Inc.	—	6
Acom Co. Ltd. (e)	2	7
Advance Residence Investment Corp.	—	20
Advantest Corporation	1	81
AEON Co. Ltd.	4	108
AEON Mall Co. Ltd.	1	9
Air Water Inc.	1	18
Aisin Seiki Co. Ltd.	1	29
Ajinomoto Co. Inc.	3	77
Alfresa Holdings Corp.	1	12
All Nippon Airways Co. Ltd. (a)	1	21
ALPS Alpine Co. Ltd. (e)	1	11
Amada Co. Ltd.	2	18
Aozora Bank, Ltd.	1	12
Asahi Breweries Ltd.	2	116
Asahi Glass Co. Ltd.	1	52
Asahi Intecc Co., Ltd.	1	27
Asahi Kasei Corp. (e)	6	68
Asics Corp.	1	18
Astellas Pharma Inc.	9	140
Bandai Namco Holdings Inc.	1	75

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Bank of Kyoto Ltd.	—	18
Benesse Holdings Inc.	—	2
Bridgestone Corp.	3	127
Brother Industries Ltd. (e)	1	26
Calbee,Inc.	1	12
Canon Inc.	5	115
Canon Marketing Japan Inc.	—	5
Casio Computer Co. Ltd.	1	15
Central Japan Railway Co.	1	159
China Bank Ltd.	3	21
Chubu Electric Power Co. Inc.	3	38
Chugai Pharmaceutical Co. Ltd.	3	106
Chugoku Electric Power Co. Inc. (e)	—	3
Coca-Cola Bottlers Japan Holdings Inc.	1	9
Concordia Financial Group, Ltd.	6	22
COSMOS Pharmaceutical Corporation	—	17
CyberAgent Inc. (e)	2	35
Dai Nippon Printing Co. Ltd.	1	31
Daicel Corp.	1	10
Daifuke Co. Ltd.	1	56
Dai-ichi Life Holdings, Inc.	5	117
Daiichi Sankyo Company, Ltd	8	223
Daikin Industries Ltd.	1	283
Dainippon Sumitomo Pharma Co. Ltd.	1	16
Daito Trust Construction Co. Ltd.	—	35
Daiwa House Industry Co. Ltd.	3	104
Daiwa House REIT Investment Corporation	—	26
Daiwa Securities Group Inc. (e)	7	41
Dena Co., Ltd.	—	7
Denso Corp.	2	157
Dentsu Inc.	1	42
DIC Corp.	—	8
Disco Corp.	—	28
East Japan Railway Co. (e)	2	119
Eisai Co. Ltd.	1	105
Electric Power Development Co., Ltd. - Class D	1	12
Ezaki Glico Co.,Ltd.	—	11
Fanuc Ltd.	1	197
Fast Retailing Co. Ltd.	—	220
Fuji Electric Holdings Co. Ltd.	1	32
FUJIFILM Holdings Corp.	2	155
Fujitsu Ltd.	1	163
Fukuoka Financial Group, Inc.	—	7
GLP J-REIT	—	31
GMO Payment Gateway, Inc.	—	25
Hakuhodo DY Holdings Incorporated	2	28
Hamamatsu Photonics KK	1	43
Hankyu Hanshin Holdings Inc.	1	38
Harmonic Drive Systems Inc.	—	10
Haseko Corp.	1	8
Hikari Tsushin Inc.	—	17
Hino Motors Ltd.	2	15
Hirose Electric Co. Ltd.	—	17
Hisamitsu Pharmaceutical Co. Inc.	1	19
Hitachi Construction Machinery Co. Ltd.	1	14
Hitachi Ltd. (e)	5	266
Hitachi Metals Ltd. (a)	1	17
Honda Motor Co. Ltd.	19	572
Hoshizaki Corporation	—	27
Hoya Corp.	2	265
Hulic Co. Ltd.	3	28
IBIDEN Co., Ltd.	1	33
Idemitsu Kosan Co., Ltd.	1	29
Iida Group Holdings Co., Ltd.	1	21
Inpex Corporation	5	39
Isetan Mitsukoshi Holdings Ltd. (e)	2	14
Isuzu Motors Ltd.	3	37
ITOCHU Corp. (e)	7	201
ITOCHU Techno-Solutions Corporation	1	16
IZUMI Co., Ltd.	—	7
J.Front Retailing Co., Ltd.	2	14
Japan Airlines Co., Ltd (a)	1	17
Japan Airport Terminal Co. Ltd. (a)	—	20
Japan Exchange Group Inc.	2	60
Japan Post Holdings Co., Ltd.	6	47
Japan Post Insurance Co., Ltd. (e)	1	20
Japan Prime Realty Investment Corp.	—	15
Japan Real Estate Investment Corp.	—	36
Japan Retail Fund Investment Corp.	—	30
Japan Tobacco Inc.	5	98
JFE Holdings Inc. (e)	3	38
JGC Holding Corporation	1	11
JS Group Corp. (e)	1	38
JSR Corp. (e)	1	32
JTEKT Corp.	1	10
JXTG Holdings, Inc. (e)	15	60
Kajima Corp.	2	28
Kakaku.com Inc.	1	19
Kamigumi Co. Ltd.	—	6
Kaneka Corp.	—	13
Kansai Electric Power Co. Inc.	4	37
Kansai Paint Co. Ltd.	1	32
Kao Corp.	2	125
Kawasaki Heavy Industries Ltd.	1	18
KDDI Corp.	8	251
Keihan Holdings Co. Ltd.	1	17
Keikyu Corp. (e)	1	15
Keio Corp.	1	32
Keisei Electric Railway Co. Ltd.	1	27
Kewpie Corporation	1	14
Keyence Corp.	5	2,747
Kikkoman Corp.	1	73
Kintetsu Corp. (a)	1	37
Kirin Holdings Co. Ltd.	4	74
Kobayashi Pharmaceutical Co. Ltd.	—	16
Kobe Bussan Co., Ltd.	1	20
Koito Manufacturing Co. Ltd.	1	36
Komatsu Ltd.	5	108
Konami Corp.	1	31
Kose Corp.	—	24
K's Holdings Corporation	1	8
Kubota Corp.	5	113
Kuraray Co. Ltd.	1	10
Kurita Water Industries Ltd.	1	24
Kyocera Corp.	2	100
Kyowa Kirin Co., Ltd.	38	1,365
Kyushu Electric Power Co. Inc.	2	16
Kyushu Railway Company	1	14
Lasertec Corporation	—	92
Lawson Inc.	—	5
Lion Corp.	1	21
M3, Inc.	2	143
Mabuchi Motor Co. Ltd.	—	10
Makita Corp.	1	72
Marubeni Corp.	8	62
Marui Group Co. Ltd. (e)	1	21
Maruichi Steel Tube Ltd.	—	7
Matsumotokiyoshi Holdings Co., Ltd.	1	27
Mazda Motor Corp.	3	23
McDonald's Holdings Co. Japan Ltd.	—	5
Mebuki Financial Group, Inc.	5	12
Medipal Holdings Corp.	1	9
Meiji Holdings Co., Ltd.	1	45
Mercari, Inc. (a)	1	27
Minebea Mitsumi Inc.	2	48
MISUMI Group Inc.	1	55
Mitsubishi Chemical Holdings Corporation	6	58
Mitsubishi Corp.	7	204
Mitsubishi Electric Corp.	10	138
Mitsubishi Estate Co. Ltd.	7	104
Mitsubishi Gas Chemical Co. Inc.	1	20
Mitsubishi Heavy Industries Ltd.	2	40
Mitsubishi Logistics Corporation.	—	9
Mitsubishi Materials Corp.	1	10
Mitsubishi Motors Corp. (a)	4	11
Mitsubishi UFJ Financial Group Inc. (e)	59	346
Mitsubishi UFJ Lease & Finance Co. Ltd.	4	19
Mitsui & Co. Ltd. (e)	7	161
Mitsui Chemicals Inc.	1	33
Mitsui Fudosan Co. Ltd. (e)	5	109

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Mitsui OSK Lines Ltd.	1	34
Mizuho Financial Group Inc. (e)	12	163
MonotaRO Co., Ltd.	1	25
MS&AD Insurance Group Holdings, Inc.	3	97
Murata Manufacturing Co. Ltd.	3	259
Nabtesco Corp.	1	19
Nagoya Railroad Co. Ltd.	1	17
Nankai Electric Railway Co., Ltd.	1	13
NEC Corp.	1	70
NEC Electronics Corp. (a)	6	80
NEXON Co.,Ltd.	2	35
NGK Insulators Ltd.	1	22
NGK Spark Plug Co. Ltd.	1	11
Nidec Corp.	3	276
Nihon M & A Center Inc.	1	38
Nikon Corp.	2	18
Nintendo Co. Ltd. (e)	1	242
Nippon Building Fund Inc.	—	52
Nippon Express Co. Ltd.	—	21
Nippon Meat Packers Inc.	1	23
Nippon Paint Co. Ltd.	7	72
Nippon Shinyaku Co., Ltd.	—	25
Nippon Steel Corporation	4	80
Nippon Telegraph & Telephone Corp.	6	166
Nippon Yusen KK	1	60
Nissan Chemical Industries Ltd.	1	41
Nissan Motor Co., Ltd. (a)	11	55
Nisshin Seifun Group Inc.	1	17
Nissin Foods Holdings Co. Ltd.	—	32
Nitori Co. Ltd.	—	79
Nitto Denko Corp.	1	50
Nomura Holdings Inc.	13	63
Nomura Real Estate Holdings, Inc.	1	18
Nomura Real Estate Master Fund. Inc.	—	32
Nomura Research Institute Ltd.	2	74
NSK Ltd. (e)	2	15
NTT Data Corp.	3	60
Obayashi Corp.	3	27
Obic Co. Ltd.	—	57
Odakyu Electric Railway Co. Ltd.	2	37
OJI Holdings Corp.	5	24
Olympus Corp.	6	129
Omron Corp.	1	99
Ono Pharmaceutical Co. Ltd.	2	50
Oracle Corp. Japan	—	17
Orient Corporation	1	1
Oriental Land Co. Ltd.	1	178
ORIX Corp.	6	102
Orix J-REIT Inc.	—	21
Osaka Gas Co. Ltd.	2	37
Otsuka Corp.	1	26
Otsuka Holdings Co., Ltd.	3	111
Pan Pacific International Holdings Corporation	2	50
Panasonic Corp.	11	133
Park24 Co. Ltd. (a)	1	9
PeptiDream Inc. (a)	1	16
Persol Holdings Co., Ltd.	1	22
Pigeon Corp.	—	9
Pola Orbis Holdings Inc.	—	9
Prologis	—	37
Rakuten Inc.	4	40
Recruit Holdings Co., Ltd.	8	475
Resona Holdings Inc.	11	44
Ricoh Co. Ltd. (e)	3	33
Rinnai Corp.	—	22
Rohm Co. Ltd.	1	48
Ryohin Keikaku Co. Ltd.	1	29
Santen Pharmaceutical Co. Ltd.	2	27
SBI Holdings Inc. (e)	1	27
SCSK Corporation	1	19
Secom Co. Ltd.	1	72
Sega Sammy Holdings Inc.	1	11
Seibu Holdings Inc.	1	16
Seiko Epson Corp.	1	28
Sekisui Chemical Co. Ltd. (e)	2	36
Sekisui House Ltd.	3	61
Seria Co., Ltd.	—	7
Seven & I Holdings Co., Ltd.	4	168
Seven Bank, Ltd. (e)	1	3
SG Holdings Co., Ltd.	2	65
Sharp Corp.	1	11
Shimadzu Corp.	1	53
Shimamura Co. Ltd.	—	9
Shimano Inc.	—	118
Shimizu Corp. (e)	3	25
Shin-Etsu Chemical Co. Ltd.	2	303
Shinsei Bank Ltd. (e)	1	10
Shionogi & Co. Ltd. (e)	1	88
Shiseido Co. Ltd.	2	128
Shizuoka Bank Ltd.	3	23
Showa Denko KK	1	19
SMC Corp.	3	1,815
Softbank Corp.	13	172
SoftBank Group Corp.	6	334
Sohgo Security Services Co. Ltd.	—	14
Sojitz Corp.	1	9
Sompo Holdings, Inc.	2	78
Sony Corp.	29	3,240
Square Enix Holdings Co. Ltd.	—	21
Stanley Electric Co. Ltd. (e)	1	15
Subaru Corp. NPV	3	52
SUMCO Corporation	1	24
Sumitomo Chemical Co. Ltd.	8	39
Sumitomo Corp.	6	77
Sumitomo Electric Industries Ltd.	4	48
Sumitomo Heavy Industries Ltd.	1	13
Sumitomo Metal Mining Co. Ltd.	1	43
Sumitomo Mitsui Financial Group Inc. (e)	6	218
Sumitomo Mitsui Trust Holdings Inc.	2	59
Sumitomo Realty & Development Co. Ltd.	2	84
Sumitomo Rubber Industries Inc.	1	8
Sundrug Co. Ltd.	—	9
Suntory Beverage & Food Limited	1	29
Suzuken Co. Ltd.	—	9
Suzuki Motor Corp.	2	102
Sysmex Corp.	1	99
T&D Holdings Inc. (e)	3	39
Taiheiyo Cement Corp.	1	10
Taisei Corp.	1	29
Taisho Pharmaceutical Holdings Company Ltd.	—	12
Taiyo Nippon Sanso Corp.	1	25
Takeda Pharmaceutical Co. Ltd. (e)	7	239
TDK Corp.	2	65
Teijin Ltd.	1	13
Terumo Corp.	3	160
THK Co. Ltd.	1	13
TIS Inc.	1	27
Tobu Railway Co. Ltd.	1	24
Toho Co. Ltd.	1	33
Toho Gas Co. Ltd.	1	22
Tohoku Electric Power Co. Inc.	2	15
Tokio Marine Holdings Inc.	3	171
Tokyo Broadcasting System Holdings,Inc.	—	2
Tokyo Century Corp.	—	11
Tokyo Electric Power Co. Holdings Inc. (a)	4	10
Tokyo Electron Ltd.	1	311
Tokyo Gas Co. Ltd.	2	32
Tokyo Tatemono Co. Ltd.	1	16
Tokyu Corp.	3	37
Tokyu Fudosan Holdings Corporation	3	17
Toppan Printing Co. Ltd.	2	27
Toray Industries Inc.	7	47
Toshiba Corp.	2	84
Tosoh Corp.	2	27
TOTO Ltd.	1	38
Toyo Seikan Group Holdings Ltd. (e)	1	8
Toyo Suisan Kaisha Ltd.	—	18
Toyoda Gosei Co. Ltd.	—	4
Toyota Boshoku Corporation	1	9
Toyota Industries Corp.	1	82

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Toyota Motor Corp.	157	2,778
Toyota Tsusho Corp.	1	46
Trend Micro Inc.	1	33
Tsumura & Co. (e)	—	10
TSURUHA Holdings ,Inc.	—	25
Unicharm Corp.	2	93
United Urban Investment Corp.	—	19
USS Co. Ltd.	1	19
Welcia Holdings Co.,Ltd.	1	18
West Japan Railway Co.	1	55
Workman Co., Ltd.	—	6
Yahoo! Japan Corp.	12	77
Yakult Honsha Co. Ltd.	1	41
Yamada Denki Co. Ltd.	1	5
Yamaha Corp.	1	44
Yamaha Motor Co. Ltd.	1	39
Yamato Holdings Co. Ltd.	2	41
Yamazaki Baking Co. Ltd.	1	16
Yaskawa Electric Corp.	1	62
Yokogawa Electric Corp.	1	19
Yokohama Rubber Co. Ltd.	1	9
ZOZO, Inc.	1	19
		31,074
Taiwan 1.7%
Advantech Co. Ltd.	77	999
AU Optronics Corp.	1,323	831
Chailease Holding Company Limited	210	1,845
Eclat Textile Co. Ltd.	38	825
Global Unichip Corp.	58	1,031
HIWIN Technologies Corp.	56	621
Realtek Semiconductor Corp.	47	834
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	43	4,842
Taiwan Semiconductor Manufacturing Co. Ltd.	515	10,629
Taiwan Union Technology Corp.	164	636
Wiwynn Corporation	21	653
		23,746
India 1.6%
Apollo Hospitals Enterprise Limited	15	889
Britannia Industries Ltd	20	1,070
HDFC Life Insurance Company Limited (d)	123	1,199
HDFC Bank Limited	61	1,302
HDFC Bank Limited - ADR	69	5,053
Hindustan Unilever Ltd.	30	1,099
Housing Development Finance Corp.	82	3,033
Infosys Ltd.	99	2,221
Kotak Mahindra Bank Ltd.	33	887
Larsen & Toubro Infotech Limited (d)	12	894
Maruti Suzuki India Ltd.	8	758
Petronet LNG Limited	216	692
Reliance Industries Ltd.	56	1,889
Shriram Transport Finance Company Limited	45	789
United Spirits Limited (a)	63	724
		22,499
South Korea 1.6%
JYP Entertainment Corporation	18	655
Kiwoom Securities Co., Ltd.	5	492
LG Chem Ltd.	2	1,452
LG Household & Health Care Ltd.	1	604
NCSoft Corp.	1	557
Samsung Electronics Co. Ltd.	219	13,534
Shinhan Financial Group Co. Ltd.	29	985
SK Hynix Inc.	20	1,738
S-Oil Corp.	17	1,594
		21,611
Germany 1.5%
Adidas AG - Class N	19	5,922
Allianz SE	25	5,629
Aroundtown SA	4	31
BASF SE - Class N	4	319
Bayer AG - Class N	4	244
Bayerische Motoren Werke AG	1	140
Beiersdorf AG	—	48
Brenntag AG - Class N	1	66
Continental AG (a)	1	54
Covestro AG (d)	1	60
Daimler AG - Class N	4	337
Delivery Hero SE (a) (d)	15	1,898
Deutsche Bank Aktiengesellschaft - Class N (a)	9	120
Deutsche Boerse AG - Class N	1	141
Deutsche Lufthansa AG (a) (e)	3	19
Deutsche Post AG - Class N	22	1,380
Deutsche Telekom AG - Class N	15	297
Dresdner Bank AG (a)	5	30
DW Property Invest GmbH	2	101
E.ON SE - Class N	10	126
Evonik Industries AG	—	13
Fresenius Medical Care AG & Co. KGaA	1	65
Fresenius SE & Co. KGaA	2	90
GEA Group AG	1	34
Hannover Rueck SE - Class N	—	48
HeidelbergCement AG	1	50
Henkel AG & Co. KGaA	—	40
Hochtief AG	—	10
Infineon Technologies AG - Class N	6	245
Kion Group AG	—	31
LANXESS Aktiengesellschaft	—	27
Merck KGaA	1	128
MTU Aero Engines AG - Class N	—	55
Muenchener Rueckversicherungs AG - Class N	1	175
Puma SE	—	52
RWE AG	30	1,048
SAP SE	5	676
Siemens AG - Class N	4	599
Siemens Energy AG (a)	2	49
Siemens Healthineers AG (d)	1	84
Symrise AG	1	77
Talanx Aktiengesellschaft	1	23
Telefonica Deutschland Holding AG	4	12
TUI AG - Class N (a) (d) (e)	4	16
Uniper SE	—	17
United Internet AG - Class N	1	20
Vonovia SE	3	155
Zalando SE (a) (d)	1	81
		20,882
Netherlands 1.4%
Adyen B.V. (a) (d)	—	388
Aegon NV	6	33
Airbus SE (a)	32	4,210
Akzo Nobel N.V.	1	94
argenx SE (a)	—	70
ASML Holding	10	7,642
CNH Industrial N.V. (a)	5	76
GrandVision (a) (d)	—	8
HAL Trust	—	69
Heineken Holding N.V.	1	43
Heineken NV	1	113
ING Groep N.V. (e)	18	259
JDE Peet's N.V.	—	12
Koninklijke Ahold Delhaize N.V.	5	159
Koninklijke DSM N.V.	1	160
Koninklijke KPN N.V.	16	51
Koninklijke Philips N.V.	4	185
Koninklijke Vopak N.V.	—	12
NN Group N.V.	1	76
NXP Semiconductors N.V.	23	4,552
Prosus N.V.	4	317
Randstad NV (e)	1	38
Royal Dutch Shell PLC - Class A	19	415
Royal Dutch Shell PLC - Class B	17	373
Unibail-Rodamco SE	1	39
Wolters Kluwer NV - Class C	1	130
		19,524
Switzerland 1.2%
ABB Ltd. - Class N	8	273
Adecco Group AG - Class N	1	37
Alcon AG	2	185

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Baloise Holding AG - Class N	—	49
Barry Callebaut AG - Class N	—	32
Coca-Cola HBC AG	1	35
Compagnie Financiere Richemont SA	2	247
Credit Suisse Group AG - Class N	11	110
EMS-Chemie Holding AG	—	38
Garmin Ltd. (a)	7	1,084
Geberit AG - Class N	—	125
Givaudan SA - Class N	—	169
Glencore PLC	50	236
Julius Bar Gruppe AG - Class N	1	68
Kühne + Nagel International AG	—	79
LafargeHolcim Ltd.	2	113
Lonza Group AG	3	2,114
Nestle SA - Class N	44	5,351
Novartis AG - Class N	11	911
Partners Group Holding AG	—	163
Roche Holding AG	—	58
Schindler Holding AG - Class N	—	26
SGS SA - Class N	1	1,816
Sika AG	1	205
Sonova Holding AG	—	94
STMicroelectronics NV	3	131
Straumann Holding AG - Class N	—	94
Swatch Group AG	—	35
Swatch Group AG - Class N	—	17
Swiss Life Holding AG - Class N	—	93
Swiss Re AG	1	113
Swisscom AG - Class N	—	67
TE Connectivity Ltd. (d)	—	58
Temenos Group AG - Class N	—	42
UBS Group AG	17	271
Vifor Pharma Management AG	—	26
Zurich Insurance Group AG - Class N	7	2,763
		17,328
Russian Federation 0.9%
Fix Price Group Ltd - GDR (d)	17	152
Fix Price Group Ltd (f) (g)	65	586
Joint Stock Company "Alrosa" (Public Stock Society) (a)	447	816
Polymetal International PLC	2	26
Public Joint Stock Company "Severstal" - GDR (d)	38	789
Public Joint Stock Company Gazprom (a)	303	1,503
Public Joint Stock Society "Magnitogorsk Iron And Steel Works" (a)	1,457	1,368
Public Joint Stock Society "Sberbank of Russia" (a)	612	2,872
Public Joint Stock Society "Sberbank of Russia" - ADR (a)	57	1,060
Public Joint Stock Society Oil Company "Lukoil" - ADR	21	1,999
Public Joint Stock Society Oil Company "Rosneft" - GDR (d)	106	887
X5 Retail Group N.V. - GDR (d)	26	843
		12,901
Denmark 0.9%
A P Moller - Maersk A/S - Class A	—	36
A P Moller - Maersk A/S - Class B	—	73
Ambu A/S - Class B (e)	1	23
Carlsberg A/S - Class B	6	918
Chr. Hansen Holding A/S (a)	—	38
Coloplast A/S - Class B	1	85
Danske Bank A/S	3	52
Demant A/S (a) (e)	—	24
DSV Panalpina A/S	1	234
Genmab A/S (a)	—	131
GN Store Nord A/S (e)	1	44
H Lundbeck A/S	—	8
Novo Nordisk A/S - Class B	88	8,499
Novozymes A/S - Class B	1	65
Orsted A/S (d)	14	1,820
Pandora A/S (a)	—	55
Rockwool International A/S - Class A	—	10
Rockwool International A/S - Class B (e)	—	14
Tryg A/S	2	40
Vestas Wind Systems A/S	5	185
		12,354
Hong Kong 0.9%
AIA Group Limited	481	5,556
ASM Pacific Technology Ltd.	1	14
Bank of East Asia Ltd.	7	11
Budweiser Brewing Company APAC Limited (d)	288	730
Cathay Pacific Airways Limited (a) (e)	3	3
China Molybdenum Co.,Ltd - Class H	600	371
Chow Tai Fook Jewellery Group Limited	10	19
CK Asset Holdings Limited	9	52
CK Hutchison Holdings Limited	12	80
CK Infrastructure Holdings Limited	3	14
CLP Holdings Ltd.	8	72
Dairy Farm International Holdings Ltd. (a)	1	2
ESR Cayman Limited (a) (d)	6	19
Galaxy Entertainment Group Ltd. (a)	9	46
Hang Lung Properties Ltd.	8	18
Hang Seng Bank Ltd.	3	58
Henderson Land Development Co. Ltd.	7	27
HK Electric Investments Limited	12	11
HKT Trust	15	20
Hong Kong & China Gas Co. Ltd.	51	77
Hong Kong Exchanges & Clearing Ltd.	49	3,039
Jardine Matheson Holdings Limited (a)	1	58
JS Global Lifestyle Company Limited (d)	5	10
Link Real Estate Investment Trust	10	81
MTR Corp.	7	35
New World Development Company Limited	6	25
Power Assets Holdings Ltd.	6	35
Sands China Ltd. (a)	153	312
Sino Land Co.	14	19
SJM Holdings Limited (a) (e)	11	7
Sun Hung Kai Properties Ltd.	7	87
Swire Pacific Limited - Class B	5	5
Swire Pacific Ltd. - Class A	2	12
Swire Properties Limited	5	13
Techtronic Industries Company Limited	41	806
WH Group Limited (d)	33	24
Wharf Real Estate Investment Company Limited	7	36
		11,804
Sweden 0.8%
Aktiebolaget Electrolux - Class B (e)	1	27
Aktiebolaget Industrivarden - Class A	1	23
Aktiebolaget Industrivarden - Class C	1	24
Aktiebolaget SKF - Class B	2	41
Aktiebolaget Volvo - Class A	1	22
Aktiebolaget Volvo - Class B	162	3,634
Alfa Laval AB	1	51
Assa Abloy AB - Class B	5	132
Atlas Copco Aktiebolag - Class A	36	2,176
Atlas Copco Aktiebolag - Class B	2	91
Axfood Aktiebolag (e)	—	9
Boliden AB	1	40
Castellum AB (e)	1	27
Elekta AB (publ) - Class B (e)	2	19
Embracer Group AB - Class B (a)	3	27
Epiroc Aktiebolag - Class A	3	59
Epiroc Aktiebolag - Class B	2	32
EQT AB (d)	1	53
Ericsson - Class A	—	3
Essity Aktiebolag (publ) - Class B	3	86
Evolution Gaming Group AB (publ) (d)	1	126
Fabege AB (e)	1	19
Fastighets Ab Balder - Class B (a)	—	28
Getinge AB - Class B	1	40
Hennes & Mauritz AB - Class B (a)	4	72
Hexagon Aktiebolag - Class B	9	139
Hexpol AB - Class B	1	14
Holmen Aktiebolag - Class B	—	19
Husqvarna Aktiebolag - Class B	2	23
ICA Gruppen Aktiebolag	—	19
Indutrade Aktiebolag	1	34
Intrum AB	—	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Investmentaktiebolaget Latour - Class B	1	22
Investor Aktiebolag - Class A	3	58
Investor Aktiebolag - Class B	8	179
Kinnevik AB - Class B (a)	1	39
L E Lundbergforetagen AB - Class B	—	16
Lifco Ab (Publ) - Class B	1	26
Lundin Petroleum AB (e)	1	33
NIBE Industrier AB - Class B	7	82
Nordnet AB	1	12
Oatly Group AB (Publ) - ADR (a)	19	285
Saab AB - Class B	—	10
Sandvik AB	5	114
Securitas AB - Class B	1	23
Sinch AB (publ) (a) (d)	3	50
Skandinaviska Enskilda Banken AB - Class A	7	103
Skanska AB - Class B	2	46
SSAB AB - Class A (a)	1	5
SSAB AB - Class B (a)	3	12
Svenska Cellulosa Aktiebolaget SCA - Class B	3	43
Svenska Handelsbanken AB - Class A	168	1,885
Svenska Handelsbanken AB - Class B	—	3
Swedbank AB - Class A	4	86
Swedish Match AB	7	65
Swedish Orphan Biovitrum AB (Publ) (a)	1	23
Tele2 AB - Class B	2	34
Telefonaktiebolaget LM Ericsson - Class B (e)	13	149
Telia Co. AB	11	46
Trelleborg AB - Class B	1	24
		10,591
Australia 0.6%
Afterpay Limited (a)	1	100
AGL Energy Limited	3	12
Alumina Ltd.	11	16
AMP Ltd. (a)	20	14
Ampol Limited	1	22
APA Group	5	34
Aristocrat Leisure Limited	3	98
ASX Ltd.	1	51
Aurizon Holdings Limited	8	23
AusNet Services Holdings Pty Ltd	11	19
Australia & New Zealand Banking Group Ltd.	13	261
Bendigo and Adelaide Bank Ltd.	3	17
BHP Group PLC	105	2,656
BHP Group PLC	13	365
BlueScope Steel Ltd.	2	34
Brambles Limited	7	51
Challenger Financial Services Group Ltd.	3	12
CIMIC Group Limited (e)	1	7
Cochlear Ltd.	—	47
Coles Group Limited	6	74
Commonwealth Bank of Australia	8	605
Computershare Ltd.	3	34
Crown Resorts Limited (a)	1	5
CSL Ltd.	2	437
DEXUS Funds Management Limited	5	38
Domino's Pizza Enterprises Limited	—	33
Evolution Mining Limited	8	21
Fortescue Metals Group Ltd.	8	82
Goodman Funding Pty Ltd	8	119
GPT Group	9	32
Harvey Norman Holdings Ltd.	2	9
Incitec Pivot Ltd.	9	19
Insurance Australia Group Ltd.	11	40
LendLease Corp. Ltd.	3	24
Macquarie Group Limited	2	205
Magellan Financial Group Ltd	1	17
Medibank Private Limited	16	40
Mirvac Group	18	38
National Australia Bank Ltd.	15	298
Newcrest Mining Ltd.	4	61
Northern Star Resources Ltd.	5	33
Oil Search Ltd.	256	803
Orica Ltd.	2	23
Origin Energy Ltd.	8	27
Qantas Airways Ltd. (a)	4	16
QBE Insurance Group Ltd.	7	56
Ramsay Health Care Ltd.	1	42
REA Group Ltd.	—	26
Reece Limited	1	18
Rio Tinto Ltd.	2	122
Santos Ltd.	9	44
Scentre Group Limited	24	51
SEEK Limited	2	36
Seven Group Holdings Limited	1	11
Sonic Health Care Ltd.	2	63
South32 Limited	22	55
Stockland	11	35
Suncorp Group Ltd.	6	53
Sydney Airport Corporation Limited (a)	6	36
Tabcorp Holdings Ltd.	10	36
Telstra Corp. Ltd.	19	54
TPG Telecom Limited (e)	2	9
Transurban Group	14	141
Treasury Wine Estates Limited	3	29
Vicinity Centres RE Ltd	18	21
Washington H Soul Pattinson & Co. Ltd. (e)	1	16
Wesfarmers Ltd.	5	207
Westpac Banking Corporation	17	311
Wisetech Global Limited	1	27
Woodside Petroleum Ltd.	4	76
Woolworths Group Ltd.	6	163
WorleyParsons Ltd.	2	12
		8,722
Mexico 0.5%
America Movil SAB de CV	886	784
Fresnillo PLC	1	9
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	80	925
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR	5	919
Grupo Financiero Banorte SAB de CV (a)	253	1,623
Wal - Mart de Mexico, S.A.B. de C.V.	886	3,003
		7,263
Canada 0.5%
Brookfield Asset Management Inc. - Class A (a)	3	186
Canadian National Railway Company	21	2,471
Canadian Pacific Railway Limited (a) (e)	3	165
Fairfax Financial Holdings Limited (a)	1	506
TC Energy Corporation (e)	27	1,286
The Toronto-Dominion Bank	36	2,368
		6,982
Ireland 0.4%
Accenture Public Limited Company - Class A	—	62
CRH Plc (a)	4	167
Flutter Entertainment Public Limited Company (a)	1	137
James Hardie Industries Public Limited Company - CDI (a)	2	72
Kerry Group Plc	1	94
Kingspan Group Plc	1	70
Medtronic Public Limited Company	6	764
Ryanair Holdings Plc - ADR (a)	16	1,726
Seagate Technology Holdings Public Limited Company (a)	38	3,066
Smurfit Kappa Funding Designated Activity Company (a)	1	62
		6,220
Spain 0.4%
Acciona,S.A.	—	19
ACS, Actividades de Construccion y Servicios, S.A.	1	33
AENA, S.M.E., S.A. (a) (d)	—	58
Amadeus IT Group SA (d)	2	135
Banco Bilbao Vizcaya Argentaria, S.A.	30	200
Banco Santander, S.A.	79	286
CaixaBank, S.A.	20	62
Cellnex Telecom, S.A. (d)	29	1,770
Enagas SA	1	25
Endesa SA	1	29
Ferrovial, S.A.	2	66
Grifols, S.A.	1	33

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Iberdrola, Sociedad Anonima	286	2,874
Industria de Diseno Textil, S.A.	5	188
MAPFRE, S.A.	5	10
Naturgy Energy Group SA (e)	2	39
Red Electrica Corporacion, S.A.	2	40
Repsol SA	6	84
Siemens Gamesa Renewable Energy, S.A.	1	26
Telefonica SA	24	111
		6,088
Singapore 0.4%
Ascendas REIT	15	33
Capitaland Investment Limited (a)	12	29
CapitaMall Trust	22	33
City Developments Ltd.	3	14
ComfortDelgro Corp. Ltd.	12	13
DBS Group Holdings Ltd.	84	1,850
Frasers Property Ltd.	4	3
Genting Singapore Limited	25	13
Great Eastern Holdings Limited	—	6
Jardine Cycle & Carriage Ltd.	—	3
Keppel Corporation Limited	7	25
Keppel REIT Management Limited	9	7
Mapletree Commercial Trust Management Ltd. (d)	10	15
Mapletree North Asia Commercial Trust Management Ltd.	10	7
Olam International Limited	4	5
Oversea-Chinese Banking Corporation Limited	19	158
SEA, Ltd. - Class A - ADR (a)	11	3,423
Sembcorp Industries Ltd	5	7
Singapore Airlines Ltd. (a)	6	22
Singapore Airport Terminal Services Ltd. (a)	4	12
Singapore Exchange Ltd.	4	28
Singapore Technologies Engineering Ltd.	6	16
Singapore Telecommunications Limited	37	67
Suntec Real Estate Investment Trust	10	10
United Overseas Bank Ltd.	7	134
UOL Group Ltd.	3	14
Venture Corp. Ltd.	1	16
Wilmar International Limited	16	50
		6,013
Indonesia 0.4%
Bank Rakyat Indonesia Persero Tbk PT	5,172	1,384
PT. Bank Central Asia Tbk	1,755	4,282
		5,666
Italy 0.4%
Amplifon S.p.A	—	18
Assicurazioni Generali SpA	7	155
Atlantia SpA (a)	2	43
Banca Mediolanum SpA	1	10
Banco BPM Societa' Per Azioni	7	22
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	—	3
Davide Campari-Milano S.p.A.	2	34
DiaSorin S.p.A.	—	19
Enel SpA	35	271
ENI SpA	12	153
Exor Nederland N.V.	1	43
Ferrari N.V.	3	548
Ferrari N.V.	1	122
Finecobank Banca Fineco SPA	3	50
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	1	8
Hera S.p.A.	1	4
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	1	16
Intesa Sanpaolo SpA	80	227
Leonardo S.p.A.	2	15
Mediobanca SpA	3	40
Moncler S.p.A.	1	59
Nexi S.p.A. (a)	2	39
Pirelli & C. S.p.A. (d)	2	9
Poste Italiane - Societa' Per Azioni (d)	3	36
Prysmian S.p.A.	1	43
Recordati Industria Chimica E Farmaceutica S.p.A.	—	27
Salvatore Ferragamo. S.p.A. (a) (e)	—	8
Snam Rete Gas SpA	10	54
Telecom Italia SpA	46	18
Terna – Rete Elettrica Nazionale S.p.A.	6	46
UniCredit S.p.A.	225	2,976
UnipolSai Assicurazioni S.p.A.	3	7
		5,123
Finland 0.4%
Elisa Oyj	1	43
Fortum Oyj	2	60
Huhtamaki Oyj (e)	—	20
Kesko Oyj - Class A	—	15
Kesko Oyj - Class B	1	43
Kone Corporation	24	1,671
Konecranes Abp	—	12
Neste Oyj	2	111
Nokia Oyj (a)	25	136
Nokian Renkaat Oyj	1	21
Nordea Bank ABP (a) (e)	193	2,493
Orion Oyj - Class A	—	6
Orion Oyj - Class B	—	17
Outotec Oyj	3	29
Sampo Oyj - Class A	2	114
Stora Enso Oyj - Class R	3	47
UPM-Kymmene Oyj	2	86
Wartsila Oyj (e)	2	26
		4,950
South Africa 0.4%
AngloGold Ashanti Ltd.	16	261
Bid Corporation (a)	27	591
Capitec Bank Holdings Ltd.	7	835
Clicks Group Ltd.	46	851
FirstRand Ltd.	195	836
MTN Group Ltd. (a)	85	798
Naspers Ltd. - Class N	4	655
		4,827
Belgium 0.3%
Ackermans	—	14
ageas SA/NV	1	42
Anheuser-Busch InBev	4	219
Colruyt SA	—	14
Elia Group	—	20
Groupe Bruxelles Lambert SA	—	53
KBC Groep NV	34	3,047
Proximus	1	18
Sofina	—	29
Solvay SA	—	41
Telenet Group Holding	—	6
UCB SA	1	65
Umicore	1	54
		3,622
Thailand 0.2%
PTT Exploration And Production Public Company Limited	467	1,609
Siam Commercial Bank PCL - NVDR	246	877
Thai Oil Public Company Limited	589	904
		3,390
Brazil 0.2%
Localiza Rent A Car S/A (a)	63	635
Lojas Renner S/A. (a)	116	728
Magazine Luiza S.A.	221	582
StoneCo Ltd. - Class A (a)	18	639
Suzano S.A. (a)	63	628
		3,212
Poland 0.1%
"Dino Polska" Spolka Akcyjna (a) (d)	10	824
Allegro.eu SA (a) (d)	55	793
Bank Pekao SA	1	21
CD Projekt SA	—	15
Cyfrowy Polsat S.A.	—	2
Grupa LOTOS S.A. (a)	—	6
ING Bank Slaski S.A. (a)	—	11
KGHM Polska Miedz SA	1	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
LPP SA	—	19
mBank (a)	—	6
PGE Polska Grupa Energetyczna S.A. (a)	4	8
Polski Koncern Naftowy Orlen S.A.	1	27
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	7	12
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (a)	4	43
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	3	30
Santander Bank Polska SA (a)	—	15
Telekomunikacja Polska SA	—	1
		1,858
Turkey 0.1%
BIM Birlesik Magazalar A.S. - Class A	77	552
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi - ADR (a)	72	494
Turk Telekomunikasyon A/S - Class A	819	688
		1,734
Bermuda 0.1%
Credicorp Ltd. (a)	14	1,591
Everest Re Group, Ltd.	—	53
		1,644
Austria 0.1%
Andritz AG	—	18
BAWAG Group AG (d)	—	25
Erste Group Bank AG	17	770
EVN AG	—	5
OMV AG	1	40
Raiffeisen Bank International AG	—	13
Telekom Austria Aktiengesellschaft	1	5
Verbund AG	—	40
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	6
Voestalpine AG	—	17
		939
Argentina 0.1%
MercadoLibre S.R.L (a)	1	929
Chile 0.1%
Antofagasta PLC	2	29
Banco Santander-Chile	13,041	656
		685
Greece 0.1%
Hellenic Telecommunications Organization SA - Class R	35	660
Norway 0.0%
Aker ASA	—	16
Aker ASA	—	11
DNB ASA (a)	4	92
Equinor ASA	5	125
Gjensidige Forsikring ASA	1	27
Kongsberg Gruppen ASA	—	2
Leroy Seafood Group ASA	1	12
Mowi ASA	2	52
Norsk Hydro ASA	6	47
Orkla ASA	3	32
SalMar ASA	—	17
Schibsted ASA - Class A	—	17
Schibsted ASA - Class B	—	19
Storebrand ASA	2	20
Subsea 7 S.A. (a)	1	9
Telenor ASA	3	50
Yara International ASA	1	36
		584
Israel 0.0%
Azrieli Group Ltd.	—	15
Bank Hapoalim BM	5	48
Bank Leumi Le-Israel BM	7	57
Bezeq Israeli Telecommunication Corp. Ltd.	12	14
Elbit Systems Ltd.	—	14
Israel Chemicals Ltd.	3	23
Israel Discount Bank Ltd.	5	28
Mizrahi Tefahot Bank Ltd.	1	23
Nice Ltd. (a)	—	82
Teva Pharmaceutical Industries Ltd (a)	5	49
		353
New Zealand 0.0%
a2 Milk Co. Ltd. (a) (e)	3	15
Auckland International Airport Limited (a)	6	30
Contact Energy Limited	4	21
Fisher & Paykel Healthcare Corp.	3	58
Fletcher Building Ltd.	4	19
Mercury NZ Limited	3	13
Meridian Energy Limited	6	19
Ryman Healthcare Ltd.	2	20
Spark New Zealand Ltd.	9	28
		223
Luxembourg 0.0%
ArcelorMittal	3	96
Eurofins Scientific SE	1	72
Millicom International Cellular SA - SDR (a)	—	15
RTL Group SA (a)	—	10
Tenaris SA	2	23
		216
Portugal 0.0%
EDP Renovaveis, S.A.	1	30
Energias de Portugal SA	13	67
Galp Energia, SGPS, S.A.	2	23
Jeronimo Martins, SGPS, S.A.	1	22
		142
United Arab Emirates 0.0%
Mediclinic International PLC (a)	5	20
Macau 0.0%
MGM China Holdings Limited (a) (e)	4	3
Wynn Macau, Limited (a) (e)	8	7
		10
Total Common Stocks (cost $871,249)		920,057
CORPORATE BONDS AND NOTES 15.2%
United States of America 11.7%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (g)	65	68
5.00%, 04/15/29 (g)	35	36
AECOM
5.13%, 03/15/27	105	117
Allied Universal Holdco LLC
6.63%, 07/15/26 (g)	50	53
Allison Transmission, Inc.
5.88%, 06/01/29 (g)	95	103
3.75%, 01/30/31 (g)	63	61
Ally Financial Inc.
5.75%, 11/20/25	160	183
AMC Entertainment Holdings, Inc.
10.50%, 04/15/25 (e) (g)	60	64
American Axle & Manufacturing, Inc.
6.25%, 03/15/26 (e)	80	82
6.50%, 04/01/27 (e)	90	94
American Tower Corporation
2.95%, 01/15/51	10	9
AmeriGas Partners, L.P.
5.50%, 05/20/25	90	99
AMN Healthcare, Inc.
4.00%, 04/15/29 (g)	900	927
Antero Midstream Partners LP
5.38%, 06/15/29 (g)	70	72
Antero Resources Corporation
5.38%, 03/01/30 (g)	100	105
Apache Corporation
4.63%, 11/15/25	103	111
Aramark Services, Inc.
5.00%, 04/01/25 (e) (g)	45	46
Arches Buyer Inc.
4.25%, 06/01/28 (g)	75	76
Archrock Partners, L.P.
6.88%, 04/01/27 (g)	30	31
Arconic Corporation
6.00%, 05/15/25 (g)	95	100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
6.13%, 02/15/28 (g)	75	79
Ashland LLC
6.88%, 05/15/43	150	196
Avantor Funding, Inc.
4.63%, 07/15/28 (g)	130	137
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (e) (g)	65	68
B&G Foods, Inc.
5.25%, 04/01/25	40	41
Ball Corporation
2.88%, 08/15/30	719	699
Bath & Body Works, Inc.
6.75%, 07/01/36	2,256	2,809
Bausch Health Companies Inc.
9.25%, 04/01/26 (g)	335	358
8.50%, 01/31/27 (g)	95	101
Becton, Dickinson and Company
3.79%, 05/20/50	10	11
Berry Global Escrow Corporation
4.88%, 07/15/26 (g)	70	74
Boise Cascade Company
4.88%, 07/01/30 (g)	150	160
Broadcom Inc.
3.50%, 02/15/41 (g)	10	10
3.75%, 02/15/51 (g)	10	10
Buckeye Partners, L.P.
4.13%, 03/01/25 (g)	96	99
5.85%, 11/15/43	625	625
5.60%, 10/15/44	375	366
Builders FirstSource, Inc.
6.75%, 06/01/27 (g)	36	38
4.25%, 02/01/32 (g)	1,671	1,709
Bunge Limited Finance Corp.
2.75%, 05/14/31	10	10
BWXT Government Group, Inc.
4.13%, 04/15/29 (g)	100	102
Calpine Corporation
5.13%, 03/15/28 (g)	127	129
3.75%, 03/01/31 (g)	1,755	1,693
Carrier Global Corporation
3.38%, 04/05/40	10	10
3.58%, 04/05/50	10	11
CCO Holdings, LLC
5.13%, 05/01/27 (g)	164	171
5.00%, 02/01/28 (g)	385	402
4.75%, 03/01/30 (g)	75	78
4.25%, 02/01/31 (g)	1,126	1,145
4.50%, 05/01/32	1,196	1,232
CDK Global, Inc.
4.88%, 06/01/27	85	89
CDW Finance Corporation
4.25%, 04/01/28	97	101
Cedar Fair, L.P.
5.50%, 05/01/25 (g)	55	57
5.25%, 07/15/29	30	31
Centene Corporation
4.63%, 12/15/29	320	349
Central Garden & Pet Company
4.13%, 10/15/30	1,763	1,811
Century Communities, Inc.
3.88%, 08/15/29 (g) (h)	10	10
CenturyLink, Inc.
7.50%, 04/01/24	60	66
6.88%, 01/15/28 (e)	345	391
7.60%, 09/15/39	1,266	1,425
CF Industries, Inc.
5.15%, 03/15/34	755	923
5.38%, 03/15/44	957	1,215
Cheniere Energy Partners, L.P.
4.00%, 03/01/31 (g)	28	29
3.25%, 01/31/32 (g)	30	30
Cheniere Energy, Inc.
4.50%, 10/01/29	125	133
Chesapeake Energy Corporation
5.88%, 02/01/29 (g)	95	101
Churchill Downs Incorporated
4.75%, 01/15/28 (g)	40	42
Cimarex Energy Co.
4.38%, 03/15/29	10	11
Cincinnati Bell Inc.
7.00%, 07/15/24 (g)	110	112
Cinemark USA, Inc.
8.75%, 05/01/25 (g)	70	75
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (g)	90	90
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (g)	181	187
7.75%, 04/15/28 (g)	43	45
Clearway Energy Operating LLC
3.75%, 02/15/31 (g)	10	10
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (g)	51	52
CNX Resources Corporation
7.25%, 03/14/27 (g)	55	59
Colt Merger Sub, Inc.
5.75%, 07/01/25 (g)	81	85
Commscope Finance LLC
6.00%, 03/01/26 (g)	215	223
8.25%, 03/01/27 (g)	50	52
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	40	42
4.75%, 02/15/31 (g)	120	121
Comstock Resources, Inc.
6.75%, 03/01/29 (g)	43	46
Conagra Brands, Inc.
8.25%, 09/15/30	154	224
5.40%, 11/01/48	10	13
Constellation Brands, Inc.
5.25%, 11/15/48	10	13
3.75%, 05/01/50	10	11
Continental Resources, Inc.
4.90%, 06/01/44	1,314	1,472
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (g)	7	7
Crestwood Midstream Partners LP
5.63%, 05/01/27 (g)	65	67
Crown Castle International Corp.
2.90%, 04/01/41	10	10
CSC Holdings, LLC
5.75%, 01/15/30 (g)	385	391
4.13%, 12/01/30 (g)	1,698	1,664
3.38%, 02/15/31 (g)	1,823	1,694
4.50%, 11/15/31 (g)	1,693	1,673
Dana Corporation
4.25%, 09/01/30 (e)	10	10
DaVita Inc.
4.63%, 06/01/30 (g)	140	144
DCP Midstream Operating, LP
5.38%, 07/15/25	155	171
Dell Inc.
6.50%, 04/15/38	778	1,020
Dell International L.L.C.
8.10%, 07/15/36 (h)	186	282
8.35%, 07/15/46 (h)	150	245
Delta Air Lines, Inc.
4.38%, 04/19/28 (e)	1,391	1,490
3.75%, 10/28/29 (e)	1,468	1,496
Devon Energy Corporation
4.50%, 01/15/30 (g)	229	250
Diamond Sports Group, LLC
5.38%, 08/15/26 (g)	76	50
DIRECTV Financing, LLC
5.88%, 08/15/27 (g)	85	89
Discovery Communications, LLC
4.65%, 05/15/50	10	12
4.00%, 09/15/55	10	10
DISH DBS Corporation
5.88%, 11/15/24	240	258
7.75%, 07/01/26	250	282

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
DT Midstream, Inc.
4.38%, 06/15/31 (g)	100	104
Dycom Industries, Inc.
4.50%, 04/15/29 (g)	1,660	1,670
Eastman Chemical Company
4.65%, 10/15/44	10	12
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (g)	120	127
Edison International
4.13%, 03/15/28	150	160
Elanco Animal Health
5.90%, 08/28/28 (h) (i)	1,059	1,240
Embarq Corporation
8.00%, 06/01/36	1,046	1,122
Emera US Holdings Inc.
4.75%, 06/15/46	171	201
Emergent BioSolutions Inc.
3.88%, 08/15/28 (g)	85	83
Enable Midstream Partners, LP
5.00%, 05/15/44 (i)	150	164
Encompass Health Corporation
4.50%, 02/01/28	95	99
Energizer Holdings, Inc.
4.75%, 06/15/28 (g)	165	168
Energy Transfer LP
6.50%, 02/01/42	10	13
6.13%, 12/15/45	68	86
5.30%, 04/15/47	25	29
6.00%, 06/15/48	214	271
6.25%, 04/15/49	149	196
5.00%, 05/15/50	472	545
EnerSys
4.38%, 12/15/27 (g)	500	528
Enlink Midstream, LLC
4.15%, 06/01/25	105	108
5.63%, 01/15/28 (g)	1,423	1,515
5.38%, 06/01/29	1,620	1,714
5.60%, 04/01/44	702	673
5.05%, 04/01/45	1,759	1,610
5.45%, 06/01/47	1,763	1,693
EPR Properties
4.75%, 12/15/26	121	132
4.50%, 06/01/27	150	163
4.95%, 04/15/28	1,358	1,500
3.75%, 08/15/29	669	691
EQM Midstream Partners, LP
6.00%, 07/01/25 (g)	135	148
4.50%, 01/15/29 (g)	1,600	1,662
4.75%, 01/15/31 (g)	1,699	1,767
6.50%, 07/15/48	1,492	1,712
EQT Corporation
6.63%, 02/01/25 (h) (i)	110	126
Expedia Group, Inc.
3.25%, 02/15/30	716	741
2.95%, 03/15/31 (h)	10	10
FirstEnergy Corp.
4.40%, 07/15/27 (h) (i)	85	93
2.25%, 09/01/30	134	130
5.35%, 07/15/47 (h) (i)	1,235	1,505
FirstEnergy Transmission, LLC
5.45%, 07/15/44 (g)	212	271
Flir Systems, Inc.
2.50%, 08/01/30	10	10
Flowserve Corporation
3.50%, 10/01/30	10	10
Fluor Corporation
4.25%, 09/15/28 (e)	1,656	1,710
FMC Corporation
3.45%, 10/01/29	10	11
Ford Motor Company
9.63%, 04/22/30	10	14
5.29%, 12/08/46	10	11
Ford Motor Credit Company LLC
4.39%, 01/08/26	295	315
4.54%, 08/01/26	240	258
4.13%, 08/17/27	265	281
Freeport-McMoRan Inc.
4.38%, 08/01/28	95	99
4.25%, 03/01/30	95	101
5.40%, 11/14/34	1,195	1,436
5.45%, 03/15/43	986	1,213
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (g)	64	68
Gartner, Inc.
3.75%, 10/01/30 (g)	110	113
General Motors Company
5.40%, 04/01/48	10	12
5.95%, 04/01/49	10	13
Genesis Energy, L.P.
7.75%, 02/01/28	75	75
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (g)	12	12
Global Payments Inc.
2.90%, 05/15/30	10	10
4.15%, 08/15/49	10	11
GLP Financing, LLC
4.00%, 01/15/30 - 01/15/31	886	952
Graphic Packaging International, LLC
3.50%, 03/01/29 (g)	85	85
Griffon Corporation
5.75%, 03/01/28	80	84
Group 1 Automotive, Inc.
4.00%, 08/15/28 (g)	80	81
Hasbro, Inc.
3.90%, 11/19/29 (h)	224	247
6.35%, 03/15/40	57	78
5.10%, 05/15/44	150	181
Hat Holdings I LLC
3.75%, 09/15/30 (g)	127	129
HCA Inc.
5.63%, 09/01/28	400	476
5.88%, 02/01/29	125	150
3.50%, 09/01/30	936	992
5.50%, 06/15/47	294	379
5.25%, 06/15/49	75	95
7.50%, 11/15/95	966	1,471
Herc Holdings Inc.
5.50%, 07/15/27 (g)	95	100
Hess Corporation
5.80%, 04/01/47	121	156
Hilton Domestic Operating Company Inc.
3.75%, 05/01/29 (g)	26	26
4.88%, 01/15/30	220	236
HollyFrontier Corporation
4.50%, 10/01/30 (h)	1,215	1,323
Hologic, Inc.
3.25%, 02/15/29 (g)	75	75
Howmet Aerospace Inc.
5.90%, 02/01/27	175	206
5.95%, 02/01/37	1,210	1,512
Hughes Satellite Systems Corporation
6.63%, 08/01/26	90	102
Hyatt Hotels Corporation
4.38%, 09/15/28	59	64
5.75%, 04/23/30 (h)	149	178
Icahn Enterprises L.P.
4.75%, 09/15/24	115	120
5.25%, 05/15/27	950	987
4.38%, 02/01/29	81	81
iHeartCommunications, Inc.
8.38%, 05/01/27	70	75
5.25%, 08/15/27 (g)	85	88
Imola Merger Corporation
4.75%, 05/15/29 (g)	115	119
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	40
4.40%, 01/26/26, CAD	490	438
Ipalco Enterprises Inc
4.25%, 05/01/30	426	478

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Iron Mountain Incorporated
4.88%, 09/15/27 (g)	125	129
4.88%, 09/15/29 (g)	150	157
5.25%, 07/15/30 (g)	1,459	1,548
4.50%, 02/15/31 (g)	1,671	1,697
5.63%, 07/15/32 (g)	1,578	1,696
J2 Cloud Services, LLC
4.63%, 10/15/30 (g)	1,196	1,270
Jabil Inc.
3.00%, 01/15/31	698	715
Kaiser Aluminum Corporation
4.63%, 03/01/28 (g)	85	88
4.50%, 06/01/31 (g)	757	778
KB Home
4.80%, 11/15/29	1,100	1,199
Kennedy-Wilson, Inc.
4.75%, 03/01/29	85	87
Kohl's Corporation
3.38%, 05/01/31 (h)	10	10
5.55%, 07/17/45	249	296
Kraft Heinz Foods Company
5.20%, 07/15/45	93	117
5.50%, 06/01/50	1,219	1,606
L Brands, Inc.
7.50%, 06/15/29	45	51
6.88%, 11/01/35	160	201
LABL Escrow Issuer LLC
6.75%, 07/15/26 (g)	85	89
10.50%, 07/15/27 (g)	50	54
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (g)	649	645
Lamar Media Corp.
4.00%, 02/15/30	985	1,014
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (g)	1,199	1,318
Las Vegas Sands Corp.
3.90%, 08/08/29 (e)	150	153
Leidos, Inc.
4.38%, 05/15/30 (h)	490	555
2.30%, 02/15/31 (h)	147	143
Level 3 Financing, Inc.
5.25%, 03/15/26	100	103
4.63%, 09/15/27 (g)	270	278
3.63%, 01/15/29 (g)	841	815
Levi Strauss & Co.
3.50%, 03/01/31 (g)	10	10
Lithia Motors, Inc.
4.38%, 01/15/31 (g)	80	86
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (g)	75	83
4.75%, 10/15/27 (g)	60	61
Lumen Technologies Inc.
7.65%, 03/15/42	1,283	1,446
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (h)	58	73
Madison IAQ LLC
4.13%, 06/30/28 (g)	90	90
Marathon Oil Corporation
6.60%, 10/01/37	150	199
Marriott International, Inc.
3.50%, 10/15/32 (h)	106	113
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (g)	100	101
7.25%, 04/15/25 (g)	60	60
Meredith Corporation
6.88%, 02/01/26	143	148
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	135	147
5.75%, 02/01/27	240	276
4.50%, 01/15/28	150	164
MGM Resorts International
5.50%, 04/15/27	1,015	1,104
4.75%, 10/15/28	900	948
Micron Technology, Inc.
4.66%, 02/15/30	10	12
Molina Healthcare, Inc.
3.88%, 11/15/30 (g)	45	47
Molson Coors Beverage Company
4.20%, 07/15/46	10	11
MOS Holdings Inc.
5.63%, 11/15/43	400	528
Motorola Solutions, Inc.
2.30%, 11/15/30	490	480
2.75%, 05/24/31	10	10
MPT Operating Partnership, L.P.
5.00%, 10/15/27	75	79
MSCI Inc.
4.00%, 11/15/29 (g)	85	90
3.25%, 08/15/33 (g)	10	10
Murphy Oil Corp.
6.38%, 12/01/42 (h) (i)	598	603
Murphy Oil USA, Inc.
3.75%, 02/15/31 (g)	10	10
Mylan Inc
5.40%, 11/29/43	183	227
5.20%, 04/15/48	150	184
Mylan N.V.
5.25%, 06/15/46	222	272
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (g)	50	51
Navient Corporation
4.88%, 03/15/28	1,039	1,048
NCR Corporation
5.00%, 10/01/28 (g)	38	39
5.13%, 04/15/29 (g)	30	31
6.13%, 09/01/29 (g)	140	152
Netflix, Inc.
5.88%, 11/15/28	45	55
5.38%, 11/15/29 (g)	279	338
4.88%, 06/15/30 (g)	595	701
Newell Brands Inc.
4.70%, 04/01/26 (h) (i)	120	132
5.88%, 04/01/36 (h) (i)	35	43
6.00%, 04/01/46 (h) (i)	288	371
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	125	132
Nexstar Media Group, Inc.
4.75%, 11/01/28 (g)	15	16
NGL Energy Operating LLC
7.50%, 02/01/26 (g)	24	24
Nielsen Finance LLC
5.63%, 10/01/28 (g)	90	93
Nordstrom, Inc.
4.38%, 04/01/30 (e)	580	596
4.25%, 08/01/31 (e)	1,451	1,476
5.00%, 01/15/44	852	842
Novelis Corporation
4.75%, 01/30/30 (g)	60	63
NRG Energy, Inc.
5.25%, 06/15/29 (g)	125	133
3.88%, 02/15/32 (g)	1,707	1,688
NuStar Logistics, L.P.
5.75%, 10/01/25	35	38
6.38%, 10/01/30	1,372	1,522
Occidental Petroleum Corporation
8.00%, 07/15/25	99	118
5.88%, 09/01/25	38	43
8.50%, 07/15/27	60	75
6.38%, 09/01/28	38	45
8.88%, 07/15/30	69	94
6.63%, 09/01/30	38	47
Olin Corporation
5.63%, 08/01/29	25	27
ONEOK Partners, L.P.
6.20%, 09/15/43	50	65
ONEOK, Inc.
7.15%, 01/15/51	148	216
Oshkosh Corporation
3.10%, 03/01/30	673	707

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Outfront Media Capital Corporation
5.00%, 08/15/27 (g)	80	82
Owens Corning
3.88%, 06/01/30	10	11
Pacific Gas And Electric Company
5.00%, 07/01/28 (e)	125	127
4.55%, 07/01/30	269	291
4.50%, 07/01/40	96	98
3.30%, 08/01/40	6	6
4.45%, 04/15/42	150	149
4.60%, 06/15/43	30	30
4.75%, 02/15/44	229	234
4.30%, 03/15/45	202	199
4.00%, 12/01/46	227	218
3.95%, 12/01/47	241	232
4.95%, 07/01/50	149	158
3.50%, 08/01/50	80	73
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (g)	155	158
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (e)	1,726	1,733
PBF Holding Company LLC
9.25%, 05/15/25 (g)	51	48
Performance Food Group, Inc.
5.50%, 10/15/27 (g)	80	84
Perrigo Finance Unlimited Company
4.90%, 12/15/44	500	501
PetSmart, Inc.
4.75%, 02/15/28 (g)	430	444
Pilgrim's Pride Corporation
5.88%, 09/30/27 (g)	50	53
3.50%, 03/01/32 (g)	10	10
Plains All American Pipeline, L.P.
6.65%, 01/15/37	149	195
4.90%, 02/15/45	1,047	1,134
Post Holdings, Inc.
5.50%, 12/15/29 (g)	160	170
Prestige Brands, Inc.
5.13%, 01/15/28 (g)	65	68
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (g)	50	48
6.25%, 01/15/28 (g)	50	52
PulteGroup, Inc.
7.88%, 06/15/32	492	705
6.00%, 02/15/35	150	195
Quanta Services, Inc.
2.90%, 10/01/30	10	10
Quicken Loans Inc.
5.25%, 01/15/28 (g)	75	81
QVC, Inc.
4.75%, 02/15/27	950	1,007
4.38%, 09/01/28	607	627
5.45%, 08/15/34	710	760
5.95%, 03/15/43	127	133
Radian Group Inc.
4.88%, 03/15/27	850	927
Range Resources Corporation
9.25%, 02/01/26	90	98
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (g)	80	79
RHP Hotel Properties, LP
4.75%, 10/15/27	85	88
Rite Aid Corporation
8.00%, 11/15/26 (g)	160	161
Sabre GLBL Inc.
9.25%, 04/15/25 (g)	45	52
Safeway Inc.
4.63%, 01/15/27 (g)	130	136
3.50%, 03/15/29 (g)	54	54
4.88%, 02/15/30 (g)	175	189
SBA Communications Corporation
3.88%, 02/15/27	60	62
3.13%, 02/01/29 (g)	30	29
Scientific Games International, Inc.
5.00%, 10/15/25 (g)	75	77
Scripps Escrow II, Inc.
3.88%, 01/15/29 (g)	70	70
Seagate HDD Cayman
5.75%, 12/01/34	1,282	1,502
Sealed Air Corporation
6.88%, 07/15/33 (g)	700	917
Sensata Technologies, Inc.
3.75%, 02/15/31 (g)	1,223	1,231
Service Corporation International
5.13%, 06/01/29	110	120
Sinclair Television Group, Inc.
4.13%, 12/01/30 (g)	1,320	1,294
Sirius XM Radio Inc.
5.00%, 08/01/27 (g)	95	99
5.50%, 07/01/29 (g)	105	114
4.13%, 07/01/30 (g)	225	226
3.88%, 09/01/31 (g)	10	10
Six Flags Operations Inc.
5.50%, 04/15/27 (e) (g)	70	72
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (g)	75	80
SkyMiles IP Ltd.
4.50%, 10/20/25 (g)	53	57
Skyworks Solutions, Inc.
3.00%, 06/01/31	10	10
SLM Corporation
6.13%, 03/25/24	80	86
Southwestern Energy Co.
6.45%, 01/23/25 (h) (i)	46	51
Spectrum Brands, Inc.
5.00%, 10/01/29 (g)	75	81
5.50%, 07/15/30 (g)	95	105
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	158	226
6.75%, 06/15/39	166	226
5.88%, 11/15/40	91	115
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (g)	65	69
Springleaf Finance Corporation
6.63%, 01/15/28	1,050	1,205
5.38%, 11/15/29	1,014	1,100
Sprint Corporation
7.63%, 02/15/25	295	345
8.75%, 03/15/32	821	1,227
Square, Inc.
3.50%, 06/01/31 (g)	100	103
SS&C Technologies, Inc.
5.50%, 09/30/27 (g)	105	111
Standard Industries Inc.
4.75%, 01/15/28 (g)	175	182
Staples, Inc.
7.50%, 04/15/26 (g)	135	137
10.75%, 04/15/27 (g)	70	68
Steelcase Inc.
5.13%, 01/18/29	150	173
Summit Materials, LLC
5.25%, 01/15/29 (g)	80	84
Sunoco Logistics Partners Operations L.P.
5.35%, 05/15/45	10	12
5.40%, 10/01/47	220	261
Sunoco LP
6.00%, 04/15/27	85	89
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (g)	95	103
Targa Resource Corporation
5.88%, 04/15/26	60	63
5.38%, 02/01/27	70	72
5.00%, 01/15/28	75	79
5.50%, 03/01/30	55	60
4.88%, 02/01/31	63	68
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (g)	500	557
5.13%, 08/01/30 (g)	1,196	1,288
TEGNA Inc.
4.63%, 03/15/28	50	51

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Teledyne Technologies Incorporated
2.75%, 04/01/31	10	10
Teleflex Incorporated
4.63%, 11/15/27	100	105
Tempur Sealy International, Inc.
4.00%, 04/15/29 (g)	100	103
Tenet Healthcare Corporation
7.50%, 04/01/25 (g)	40	42
6.25%, 02/01/27 (g)	315	327
TerraForm Power Operating LLC
5.00%, 01/31/28 (g)	1,591	1,714
The ADT Security Corporation
4.13%, 06/15/23	50	52
The AES Corporation
2.45%, 01/15/31	10	10
The Boeing Company
5.15%, 05/01/30 (h)	10	12
6.88%, 03/15/39	80	110
5.71%, 05/01/40 (h)	88	112
3.38%, 06/15/46	40	39
3.85%, 11/01/48	209	212
3.90%, 05/01/49	213	220
3.75%, 02/01/50	240	242
5.81%, 05/01/50 (h)	24	32
3.95%, 08/01/59	10	10
5.93%, 05/01/60 (h)	150	205
The Chemours Company
5.38%, 05/15/27	110	119
The Gap, Inc.
3.63%, 10/01/29 (g)	40	40
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (g)	1,594	1,693
5.25%, 04/30/31	100	107
5.25%, 07/15/31 (g)	1,578	1,688
5.63%, 04/30/33	1,555	1,694
The Howard Hughes Corporation
4.38%, 02/01/31 (g)	10	10
The Scotts Miracle-Gro Company
4.50%, 10/15/29 (e)	100	104
T-Mobile USA, Inc.
2.25%, 02/15/26	25	25
4.75%, 02/01/28	300	318
3.60%, 11/15/60	10	10
3.60%, 11/15/60 (g)	10	10
Topaz Solar Farms LLC
5.75%, 09/30/39 (g)	594	708
TransDigm Inc.
6.25%, 03/15/26 (g)	145	152
Trimble Inc.
4.90%, 06/15/28 (h)	10	12
Triumph Group, Inc.
7.75%, 08/15/25 (e)	50	49
Uber Technologies, Inc.
7.50%, 05/15/25 (g)	70	75
United Rentals (North America), Inc.
5.50%, 05/15/27	95	100
4.88%, 01/15/28	95	100
5.25%, 01/15/30	150	164
4.00%, 07/15/30	150	156
United Rentals, Inc.
3.88%, 02/15/31	267	273
United States Cellular Corporation
6.70%, 12/15/33	726	898
Uniti Group Inc.
7.88%, 02/15/25 (g)	60	63
Universal Health Services, Inc.
2.65%, 10/15/30 (g)	485	487
2.65%, 01/15/32 (g)	10	10
Univision Communications Inc.
4.50%, 05/01/29 (g)	75	76
Upjohn Inc.
4.00%, 06/22/50 (g)	10	11
Valvoline, Inc.
4.25%, 02/15/30 (g)	150	155
VeriSign, Inc.
2.70%, 06/15/31	10	10
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (g)	200	210
VICI Properties Inc.
3.75%, 02/15/27 (g)	65	67
4.13%, 08/15/30 (g)	115	122
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	155	160
4.38%, 05/01/29 (g)	1,270	1,279
WESCO Distribution, Inc.
7.13%, 06/15/25 (g)	139	148
Western Digital Corporation
4.75%, 02/15/26	50	55
Western Midstream Operating, LP
4.00%, 07/01/22	55	56
4.35%, 02/01/25 (h) (i)	30	32
5.30%, 02/01/30 (h) (i)	61	67
5.45%, 04/01/44	475	546
5.30%, 03/01/48	796	917
5.50%, 08/15/48	844	987
6.50%, 02/01/50 (h) (i)	1,457	1,714
WMG Acquisition Corp.
3.88%, 07/15/30 (g)	110	115
3.00%, 02/15/31 (g)	976	954
Wolverine Escrow LLC
9.00%, 11/15/26 (g)	68	63
Wyndham Destinations, Inc.
6.00%, 04/01/27 (h) (i)	50	55
4.63%, 03/01/30 (g)	625	648
Wynn Las Vegas, LLC
5.50%, 03/01/25 (g)	180	184
Xerox Holdings Corporation
5.50%, 08/15/28 (e) (g)	1,649	1,704
XPO Logistics, Inc.
6.25%, 05/01/25 (g)	30	32
Yum! Brands, Inc.
4.75%, 01/15/30 (g)	70	76
3.63%, 03/15/31	70	71
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (g)	60	60
		163,416
Canada 0.7%
Bausch Health Companies Inc.
5.00%, 01/30/28 (g)	375	356
5.00%, 02/15/29 (g)	67	62
5.25%, 02/15/31 (g)	55	51
Bombardier Inc.
7.50%, 03/15/25 (g)	75	77
Cenovus Energy Inc.
6.75%, 11/15/39	10	14
Clarios Global LP
6.75%, 05/15/25 (g)	103	109
Garda World Security Corporation
4.63%, 02/15/27 (g)	30	30
GFL Environmental Inc.
3.75%, 08/01/25 (g)	100	103
3.50%, 09/01/28 (g)	1,715	1,725
GW B-CR Security Corporation
9.50%, 11/01/27 (g)	25	27
MEG Energy Corp.
6.50%, 01/15/25 (g)	92	95
Methanex Corporation
5.13%, 10/15/27	489	528
5.25%, 12/15/29	1,268	1,371
5.65%, 12/01/44	865	940
NOVA Chemicals Corporation
5.25%, 06/01/27 (g)	100	105
Ontario Teachers' Finance Trust
1.10%, 10/19/27, CAD (g)	297	227
0.10%, 05/19/28, EUR (d)	875	1,012
0.05%, 11/25/30, EUR (d)	1,490	1,684
Open Text Corporation
4.13%, 02/15/30 (g)	50	52

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Teck Resources Limited
3.90%, 07/15/30	10	11
6.13%, 10/01/35	402	519
6.00%, 08/15/40	212	273
6.25%, 07/15/41	186	248
5.20%, 03/01/42	71	85
5.40%, 02/01/43	150	184
Videotron ltee
5.13%, 04/15/27 (g)	175	182
Yamana Gold Inc.
2.63%, 08/15/31 (g)	10	10
		10,080
United Kingdom 0.5%
Marks and Spencer P.L.C.
7.13%, 12/01/37 (e) (g)	150	184
Rolls-Royce PLC
5.75%, 10/15/27 (g)	1,232	1,369
Royalty Pharma PLC
2.20%, 09/02/30 (e)	146	143
3.55%, 09/02/50	10	10
3.35%, 09/02/51	10	9
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (g)	200	211
4.50%, 08/15/30 (g)	1,648	1,673
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (g)	1,594	1,589
4.75%, 07/15/31 (g)	1,613	1,649
		6,837
Netherlands 0.5%
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (g)	365	397
American Airlines, Inc.
5.50%, 04/20/26 (g)	57	60
5.75%, 04/20/29 (g)	1,445	1,557
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (g)	226	230
Axalta Coating Systems, LLC
4.75%, 06/15/27 (g)	170	177
Gemeente Eindhoven
0.75%, 11/13/23, AUD	830	605
JBS USA Food Company
3.75%, 12/01/31 (g)	10	10
Sensata Technologies, Inc.
4.38%, 02/15/30 (g)	1,239	1,333
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	200	210
UPC Broadband Finco B.V.
4.88%, 07/15/31 (g)	1,656	1,697
		6,276
Luxembourg 0.3%
ArcelorMittal
4.25%, 07/16/29 (e)	10	11
7.00%, 10/15/39 (h) (i)	377	532
6.75%, 03/01/41 (h) (i)	345	474
Telecom Italia Capital
7.20%, 07/18/36	1,182	1,446
7.72%, 06/04/38	1,301	1,666
		4,129
Singapore 0.3%
Flex Ltd.
4.88%, 05/12/30	407	469
Temasek Financial (I) Limited
3.63%, 08/01/28 (d)	1,000	1,115
1.63%, 08/02/31 (g)	1,151	1,122
2.38%, 08/02/41 (g)	1,126	1,087
		3,793
South Korea 0.3%
Korea Electric Power Corp
0.75%, 01/27/26 (g)	755	736
The Export-Import Bank of Korea
0.75%, 09/21/25	1,618	1,595
2.63%, 05/26/26	1,050	1,116
		3,447
Australia 0.2%
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (g)	972	1,027
4.38%, 04/01/31 (g)	1,632	1,687
		2,714
Italy 0.1%
Telecom Italia SpA
6.38%, 11/15/33	272	316
6.00%, 09/30/34	1,482	1,667
		1,983
Cayman Islands 0.1%
Seagate HDD Cayman
4.09%, 06/01/29 (g)	226	237
4.13%, 01/15/31 (g)	1,422	1,480
3.38%, 07/15/31 (g)	216	211
		1,928
Finland 0.1%
Nokia Oyj
6.63%, 05/15/39	1,126	1,533
France 0.1%
Dexia Credit Local
1.25%, 10/27/25, EUR (d)	1,000	1,226
China 0.1%
China Development Bank
0.88%, 01/24/24, EUR (d)	1,000	1,178
Japan 0.1%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (d)	960	1,157
Germany 0.1%
KfW
0.00%, 12/15/22, EUR (j)	70	82
3.20%, 09/11/26, AUD	880	701
		783
Spain 0.0%
Cellnex Finance Company, S.A.
3.88%, 07/07/41 (g)	200	199
Telefonica Emisiones, S.A.U.
5.21%, 03/08/47	150	187
4.90%, 03/06/48	150	180
		566
Ireland 0.0%
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (g)	200	207
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (h) (i)	232	240
		447
Saudi Arabia 0.0%
Saudi Arabian Oil Company
1.25%, 11/24/23 (g)	200	202
Panama 0.0%
Carnival Corporation
11.50%, 04/01/23 (g)	8	9
10.50%, 02/01/26 (g)	25	29
9.88%, 08/01/27 (g)	75	87
		125
Brazil 0.0%
JBS USA Finance, Inc.
6.75%, 02/15/28 (g)	95	103
Liberia 0.0%
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (g)	74	84
Total Corporate Bonds And Notes (cost $207,466)		212,007
GOVERNMENT AND AGENCY OBLIGATIONS 12.5%
Japan 4.0%
Cabinet Office, Government of Japan
0.01%, 07/01/23, JPY	509,850	4,592
0.10%, 09/20/23 - 06/20/30, JPY	2,748,250	24,882

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
0.60%, 12/20/23 - 12/20/37, JPY	180,600	1,658
2.20%, 09/20/26 - 03/20/50, JPY	325,650	3,542
2.10%, 03/20/30, JPY	28,450	301
1.50%, 03/20/34, JPY	28,850	302
1.40%, 09/20/34 - 03/20/55, JPY	216,700	2,327
1.20%, 03/20/35, JPY	279,400	2,838
1.30%, 06/20/35, JPY	384,350	3,958
0.70%, 03/20/37, JPY	4,800	46
0.40%, 06/20/40 - 03/20/50, JPY	648,650	5,700
2.00%, 03/20/42, JPY	5,450	64
1.90%, 09/20/42, JPY	346,150	3,993
0.90%, 03/20/57, JPY	215,600	2,050
		56,253
Italy 1.9%
Segretariato Generale Della Presidenza Della Repubblica
0.05%, 01/15/23, EUR	1,144	1,334
0.65%, 10/15/23, EUR	2,245	2,656
0.88%, 05/06/24	1,528	1,523
0.35%, 02/01/25, EUR	331	390
1.40%, 05/26/25, EUR (k)	1,159	1,469
1.85%, 07/01/25, EUR (d)	419	520
0.50%, 02/01/26, EUR (d)	2,841	3,356
0.00%, 04/01/26, EUR (d)	1,860	2,147
1.60%, 06/01/26, EUR (d)	1,537	1,906
0.95%, 09/15/27 - 12/01/31, EUR	4,163	4,948
1.35%, 04/01/30, EUR	1,115	1,363
2.45%, 09/01/33 - 09/01/50, EUR (d)	1,330	1,777
2.25%, 09/01/36, EUR (d)	1,399	1,840
4.00%, 02/01/37, EUR (d)	20	32
3.45%, 03/01/48, EUR (d)	378	596
3.85%, 09/01/49, EUR (d)	440	744
2.80%, 03/01/67, EUR (d)	121	165
		26,766
United States of America 1.4%
Treasury, United States Department of
1.38%, 01/31/22	20,030	20,118
United Kingdom 1.3%
HM Treasury
0.75%, 07/22/23, GBP (d)	1,239	1,684
2.75%, 09/07/24, GBP (d)	720	1,037
0.63%, 06/07/25, GBP	1,546	2,095
1.50%, 07/22/26, GBP	321	452
1.25%, 07/22/27, GBP	1,685	2,350
0.38%, 10/22/30, GBP (d)	200	256
4.75%, 12/07/38, GBP	1,525	3,161
0.88%, 01/31/46, GBP (d)	995	1,197
4.25%, 12/07/46, GBP	1,220	2,648
1.75%, 01/22/49, GBP	508	742
0.63%, 10/22/50, GBP (d)	183	202
1.75%, 07/22/57, GBP (d)	517	782
2.50%, 07/22/65, GBP (d)	1,025	1,962
3.50%, 07/22/68, GBP (d)	14	34
		18,602
France 1.0%
Republique Francaise Presidence
0.00%, 03/25/24, EUR (d)	1,110	1,306
2.25%, 05/25/24, EUR (d)	458	571
0.50%, 05/25/26, EUR (d)	1,658	2,006
2.75%, 10/25/27, EUR (d)	2,150	2,960
1.50%, 05/25/31, EUR (d)	410	540
1.25%, 05/25/34, EUR (d)	1,869	2,413
4.75%, 04/25/35, EUR (d)	8	15
1.75%, 06/25/39 - 05/25/66, EUR (d)	429	624
3.25%, 05/25/45, EUR (d)	871	1,566
2.00%, 05/25/48, EUR (d)	788	1,171
0.75%, 05/25/52, EUR (d)	165	182
0.75%, 05/25/53, EUR	858	939
4.00%, 04/25/55, EUR	108	236
		14,529
Spain 0.9%
Estado Espanol
0.00%, 04/30/23 - 01/31/25, EUR	1,053	1,236
0.35%, 07/30/23, EUR	165	194
0.25%, 07/30/24, EUR	1,288	1,523
1.60%, 04/30/25, EUR (d)	1,100	1,367
1.95%, 04/30/26, EUR (d)	243	311
1.45%, 10/31/27, EUR (d)	788	998
1.40%, 07/30/28, EUR (d)	1,052	1,334
0.10%, 04/30/31, EUR (d)	1,610	1,815
2.35%, 07/30/33, EUR	23	32
4.20%, 01/31/37, EUR (d)	771	1,337
4.70%, 07/30/41, EUR	602	1,161
1.00%, 07/30/42 - 10/31/50, EUR	205	232
2.70%, 10/31/48, EUR (d)	116	179
3.45%, 07/30/66, EUR	284	504
		12,223
Germany 0.5%
Bundesrepublik Deutschland
1.00%, 08/15/24, EUR (d)	1,460	1,775
0.50%, 02/15/26, EUR (d)	840	1,022
6.50%, 07/04/27, EUR (d)	652	1,066
0.00%, 02/15/31 - 05/15/36, EUR (d)	1,480	1,720
2.50%, 07/04/44, EUR (d)	400	710
0.00%, 08/15/50, EUR (j)	251	269
		6,562
Belgium 0.3%
Federale Overheidsdienst Kanselarij van de Eerste Minister
2.60%, 06/22/24, EUR (d)	13	16
1.00%, 06/22/26, EUR (d)	14	17
0.80%, 06/22/28, EUR (d)	681	846
0.10%, 06/22/30, EUR (d)	438	514
3.00%, 06/22/34, EUR (d)	520	808
1.90%, 06/22/38, EUR (d)	194	275
3.75%, 06/22/45, EUR (d)	249	476
1.60%, 06/22/47, EUR (g)	95	129
1.70%, 06/22/50, EUR	102	142
2.25%, 06/22/57, EUR	63	101
2.15%, 06/22/66, EUR (d)	100	162
		3,486
Canada 0.2%
Canada, Government of
1.75%, 03/01/23, CAD	870	700
0.25%, 04/01/24, CAD	1,500	1,172
1.50%, 06/01/26, CAD	38	31
2.00%, 06/01/28, CAD	46	38
5.00%, 06/01/37, CAD	208	237
3.50%, 12/01/45, CAD	154	158
2.75%, 12/01/48 - 12/01/64, CAD	718	662
		2,998
Saudi Arabia 0.2%
Saudi Arabia, Government of
2.25%, 02/02/33 (g)	322	314
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (d)	1,060	1,129
3.25%, 10/26/26 (d)	918	989
		2,432
Australia 0.2%
Commonwealth of Australia
0.25%, 11/21/25, AUD (d)	169	120
0.50%, 09/21/26, AUD (d)	860	613
1.00%, 11/21/31, AUD (d)	690	476
3.75%, 04/21/37, AUD (d)	537	484
2.75%, 05/21/41, AUD (d)	65	51
3.00%, 03/21/47, AUD (d)	216	176
1.75%, 06/21/51, AUD (d)	130	82
		2,002
Netherlands 0.1%
Staat der Nederlanden
0.25%, 07/15/29, EUR	260	313
0.00%, 07/15/31 - 01/15/52, EUR	906	1,023
0.50%, 01/15/40, EUR	490	598
		1,934

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (d)	1,180	1,272
United Arab Emirates 0.1%
Abu Dhabi, Government of
0.75%, 09/02/23 (g)	601	603
The United Arab Emirates, Government of
2.50%, 10/11/22 (d)	655	669
		1,272
Denmark 0.1%
Danmarks Nationalbank
1.50%, 11/15/23, DKK (d)	28	5
1.75%, 11/15/25, DKK (d)	18	3
0.50%, 11/15/27, DKK	1,223	199
0.50%, 11/15/29, DKK (d)	1,156	189
4.50%, 11/15/39, DKK (d)	1,656	450
		846
Kuwait 0.1%
Kuwait, Government of
2.75%, 03/20/22 (d)	632	639
Hungary 0.1%
Koztarsasagi Elnoki Hivatal
0.13%, 09/21/28, EUR (g)	257	291
2.13%, 09/22/31 (g)	331	326
		617
South Korea 0.0%
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (j)	490	570
Sweden 0.0%
OSMTH Of the Kingdom Of Sweden
3.50%, 06/01/22 - 03/30/39, SEK (d)	500	81
1.50%, 11/13/23, SEK (d)	35	4
2.50%, 05/12/25, SEK (d)	35	4
0.75%, 05/12/28, SEK (d)	1,895	224
2.25%, 06/01/32, SEK (d)	1,525	207
		520
Romania 0.0%
Romania, Government of
2.00%, 04/14/33, EUR (g)	455	501
Philippines 0.0%
The Philippines, Government of
0.25%, 04/28/25, EUR	406	470
Indonesia 0.0%
The Republic of Indonesia, The Government of
1.30%, 03/23/34, EUR	259	294
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	159
Total Government And Agency Obligations (cost $178,197)		175,065
PREFERRED STOCKS 0.5%
Germany 0.3%
Bayerische Motoren Werke AG	—	20
Henkel AG & Co. KGaA (l)	1	76
Porsche Automobil Holding SE (l)	1	70
Sartorius AG	—	72
Volkswagen AG (l)	18	3,941
		4,179
Switzerland 0.1%
Lindt & Spruengli AG	—	56
Roche Holding AG	3	1,177
Schindler Holding AG (a)	—	50
		1,283
Brazil 0.1%
Itau Unibanco Holding S.A. (l)	162	861
Spain 0.0%
Grifols, S.A.	1	18
Total Preferred Stocks (cost $6,078)		6,341
WARRANTS 0.4%
China 0.4%
Amoy Diagnostics Co., Ltd. (a) (f)	31	411
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. (a) (f)	41	88
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. (a)	11	45
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. (a) (f)	14	54
Beijing Kingsoft Office Software Co.,Ltd (a) (f)	9	413
Centre Testing International Group Co., Ltd. (a) (f)	93	364
Chacha Food Company, Limited (a) (f)	45	320
Fujian Anjing Food Co., Ltd. (a) (b)	3	92
Glodon Company Limited (a) (b)	11	111
Han's Laser Technology Industry Group Co., Ltd. (a) (f)	28	162
Jiangsu Hengli Hydraulic Technology Co., Ltd. (a) (b)	14	179
Jiangsu Hengli Hydraulic Technology Co., Ltd. (a) (f)	39	509
Jiangsu Hengshun Vinegar-Industry Co., Ltd. (a) (b)	39	93
Leader Harmonious Drive Systems Co., Ltd. (a) (f)	14	284
Montage Technology Co.,Ltd. (a) (b)	28	257
OPT Machine Vision Tech Co., Ltd. (a)	7	418
Qingdao Haier Biomedical Co Ltd (a) (b)	5	88
Shanghai Liangxin Electrical Co., Ltd. (a) (f)	84	176
Starpower Semiconductor Ltd. (a) (f)	7	467
Venustech Group Inc. (a) (f)	22	94
Zhejiang SUPCON Technology Co., Ltd. (a) (b)	23	304
Zwsoft Co., Ltd.(Guangzhou) (a) (f)	5	332
Total Warrants (cost $5,594)		5,261
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
United States of America 0.1%
CWMBS, Inc.
Series 2005-A36-24, REMIC, 5.50%, 11/25/35	350	264
Exeter Automobile Receivables Trust
Series 2019-D-3A, 3.11%, 08/15/23	495	511
Total Non-U.S. Government Agency Asset-Backed Securities (cost $816)		775
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
iShares MSCI EAFE ETF	1	39
Total Investment Companies (cost $40)		39
SENIOR FLOATING RATE INSTRUMENTS 0.0%
United States of America 0.0%
Tapstone Energy Holdings III, LLC
Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 04/17/24 (b) (m)	1	1
Total Senior Floating Rate Instruments (cost $1)		1
SHORT TERM INVESTMENTS 3.4%
Investment Companies 2.7%
JNL Government Money Market Fund, 0.01% (n) (o)	37,532	37,532
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 0.01% (n) (o)	10,430	10,430
Total Short Term Investments (cost $47,962)		47,962
Total Investments 98.0% (cost $1,317,403)		1,367,508
Total Securities Sold Short (0.7)% (proceeds $9,440)		(9,466)
Total Purchased Options 0.0% (cost $35)		6
Other Derivative Instruments 0.1%		1,332
Other Assets and Liabilities, Net 2.6%		35,642
Total Net Assets 100.0%		1,395,022

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Investment is owned by an entity that is treated as a corporation for U.S. tax

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

purposes, which is owned by the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of September 30, 2021.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $88,545 and 6.3% of the Fund.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Convertible security.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.7%)
COMMON STOCKS (0.4%)
United States of America (0.4%)
3M Company	(3)	(581)
Alteryx, Inc. - Class A	(7)	(498)
Best Buy Co., Inc.	(1)	(119)
Campbell Soup Company	(7)	(287)
Caterpillar Inc.	(2)	(420)
Conagra Brands, Inc.	(4)	(150)
Cummins Inc.	(2)	(360)
Dow Inc.	(2)	(120)
Freeport-McMoRan Inc.	(4)	(119)
Host Hotels & Resorts, Inc.	—	(7)
Intel Corporation	(1)	(73)
Kellogg Company	(2)	(149)
Micron Technology, Inc.	(4)	(286)
Regeneron Pharmaceuticals, Inc.	—	(112)
Sirius XM Holdings Inc.	(229)	(1,399)
Tapestry, Inc.	(6)	(207)
		(4,887)
China (0.0%)
Alibaba Group Holding Limited - ADR	(2)	(289)
Total Common Stocks (proceeds $5,137)		(5,176)
INVESTMENT COMPANIES (0.3%)
United States of America (0.3%)
Invesco QQQ Trust - Series 1	(4)	(1,436)
iShares Russell 1000 Growth ETF	(5)	(1,430)
SPDR S&P 500 ETF	(3)	(1,424)
Total Investment Companies (proceeds $4,303)		(4,290)
Total Securities Sold Short (0.7%) (proceeds $9,440)		(9,466)

JNL/JPMorgan Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson National Life Global Funding, 02/01/22	367	—	367	3	4	(4)	—	—

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	04/27/20	489	824	0.1
Adevinta ASA - Class B	04/27/20	13	22	—
Adyen B.V.	04/27/20	193	388	—
AENA, S.M.E., S.A.	04/27/20	43	58	—
Alibaba Group Holding Limited	04/27/20	11,190	7,545	0.5
Allegro.eu SA	10/12/20	996	793	0.1
Amadeus IT Group SA	04/27/20	104	135	—
Amundi	04/27/20	15	18	—
BAWAG Group AG	04/27/20	12	25	—
Budweiser Brewing Company APAC Limited	04/27/20	856	730	0.1
Bundesrepublik Deutschland, 1.00%, 08/15/24	08/11/21	1,805	1,775	0.1
Bundesrepublik Deutschland, 0.50%, 02/15/26	08/11/21	1,043	1,022	0.1
Bundesrepublik Deutschland, 6.50%, 07/04/27	06/30/21	1,094	1,066	0.1
Bundesrepublik Deutschland, 0.00%, 02/15/31	08/11/21	240	231	—
Bundesrepublik Deutschland, 0.00%, 05/15/35	08/11/21	1,470	1,409	0.1
Bundesrepublik Deutschland, 0.00%, 05/15/36	08/11/21	85	80	—
Bundesrepublik Deutschland, 2.50%, 07/04/44	09/30/21	710	710	0.1
Cellnex Telecom, S.A.	07/30/20	1,624	1,770	0.1
China Development Bank, 0.88%, 01/24/24	07/09/20	1,142	1,178	0.1
Commonwealth of Australia, 0.25%, 11/21/25	08/11/21	123	120	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Commonwealth of Australia, 0.50%, 09/21/26	06/30/21	630	613	0.1
Commonwealth of Australia, 1.00%, 11/21/31	04/09/21	497	476	—
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	481	484	—
Commonwealth of Australia, 2.75%, 05/21/41	09/30/20	56	51	—
Commonwealth of Australia, 3.00%, 03/21/47	08/28/20	192	176	—
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	89	82	—
Convatec Group PLC	04/27/20	19	21	—
Covestro AG	06/08/20	40	60	—
Danmarks Nationalbank, 1.50%, 11/15/23	06/26/19	4	5	—
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	3	3	—
Danmarks Nationalbank, 0.50%, 11/15/29	04/27/20	178	189	—
Danmarks Nationalbank, 4.50%, 11/15/39	04/27/20	449	450	—
Delivery Hero SE	04/27/20	1,463	1,898	0.1
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,122	1,157	0.1
Dexia Credit Local, 1.25%, 10/27/25	07/09/20	1,191	1,226	0.1
EQT AB	06/22/20	30	53	—
ESR Cayman Limited	06/19/20	17	19	—
Estado Espanol, 1.60%, 04/30/25	08/26/20	1,382	1,367	0.1
Estado Espanol, 1.95%, 04/30/26	04/27/20	279	311	—
Estado Espanol, 1.45%, 10/31/27	03/26/20	1,030	998	0.1
Estado Espanol, 1.40%, 07/30/28	06/26/19	1,364	1,334	0.1
Estado Espanol, 0.10%, 04/30/31	06/22/21	1,860	1,815	0.1
Estado Espanol, 4.20%, 01/31/37	04/27/20	1,265	1,337	0.1
Estado Espanol, 2.70%, 10/31/48	10/30/20	186	179	—
Evolution Gaming Group AB (publ)	06/24/20	64	126	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.60%, 06/22/24	06/26/19	16	16	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	06/26/19	17	17	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/28	04/27/20	778	846	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.10%, 06/22/30	07/31/20	532	514	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.00%, 06/22/34	04/27/20	801	808	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.90%, 06/22/38	06/26/19	288	275	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.75%, 06/22/45	04/27/20	459	476	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.15%, 06/22/66	04/27/20	164	162	—
Fix Price Group Ltd	04/19/21	163	152	—
Fuyao Glass Industry Group Co., Ltd. - Class H	03/25/21	360	337	—
GrandVision	04/27/20	7	8	—
HDFC Life Insurance Company Limited	04/22/21	1,138	1,199	0.1
HM Treasury, 0.75%, 07/22/23	02/26/20	1,660	1,684	0.1
HM Treasury, 2.75%, 09/07/24	04/27/20	960	1,037	0.1
HM Treasury, 0.38%, 10/22/30	08/11/21	272	256	—
HM Treasury, 0.88%, 01/31/46	04/22/21	1,314	1,197	0.1
HM Treasury, 0.63%, 10/22/50	06/17/21	213	202	—
HM Treasury, 1.75%, 07/22/57	06/30/20	903	782	0.1
HM Treasury, 2.50%, 07/22/65	06/26/19	2,283	1,962	0.1
HM Treasury, 3.50%, 07/22/68	08/09/19	31	34	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/27/20	15	16	—
Joinn Laboratories (China) Co., Ltd. - Class H	02/22/21	89	93	—
JS Global Lifestyle Company Limited	12/18/20	9	10	—
Kangji Medical Holdings Limited	01/25/21	656	492	—
Kuwait, Government of, 2.75%, 03/20/22	06/25/20	638	639	0.1
Larsen & Toubro Infotech Limited	07/16/21	670	894	0.1
Mapletree Commercial Trust Management Ltd.	06/08/20	16	15	—
Meituan Dianping - Class B	07/09/20	2,642	2,674	0.2
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,041	1,012	0.1
Ontario Teachers' Finance Trust, 0.05%, 11/25/30	08/27/21	1,749	1,684	0.1
Orsted A/S	06/08/20	2,074	1,820	0.1
OSMTH Of the Kingdom Of Sweden, 3.50%, 06/01/22	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 1.50%, 11/13/23	02/26/20	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.50%, 05/12/25	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	201	224	—
OSMTH Of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	214	207	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	72	77	—
Pepco Group N.V.	05/26/21	587	693	0.1
Pharmaron Beijing Co., Ltd. - Class H	01/14/21	418	502	—
Pirelli & C. S.p.A.	04/27/20	6	9	—
Poste Italiane - Societa' Per Azioni	04/27/20	23	36	—
Public Joint Stock Company "Severstal"	05/12/20	519	789	0.1
Public Joint Stock Society Oil Company "Rosneft"	02/11/21	709	887	0.1
Republique Francaise Presidence, 0.00%, 03/25/24	08/11/21	1,327	1,306	0.1
Republique Francaise Presidence, 2.25%, 05/25/24	04/27/20	530	571	—
Republique Francaise Presidence, 0.50%, 05/25/26	04/27/20	1,888	2,006	0.2
Republique Francaise Presidence, 2.75%, 10/25/27	06/30/21	3,034	2,960	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Republique Francaise Presidence, 1.50%, 05/25/31	08/11/21	561	540	—
Republique Francaise Presidence, 1.25%, 05/25/34	04/27/20	2,397	2,413	0.2
Republique Francaise Presidence, 4.75%, 04/25/35	08/09/19	15	15	—
Republique Francaise Presidence, 1.75%, 06/25/39	07/31/19	16	17	—
Republique Francaise Presidence, 3.25%, 05/25/45	04/27/20	1,568	1,566	0.1
Republique Francaise Presidence, 2.00%, 05/25/48	06/30/21	1,258	1,171	0.1
Republique Francaise Presidence, 0.75%, 05/25/52	01/29/21	195	182	—
Republique Francaise Presidence, 1.75%, 05/25/66	04/27/20	672	607	0.1
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,117	1,129	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	978	989	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	10/08/20	524	520	—
Segretariato Generale Della Presidenza Della Repubblica, 0.50%, 02/01/26	12/01/20	3,434	3,356	0.2
Segretariato Generale Della Presidenza Della Repubblica, 0.00%, 04/01/26	09/24/21	2,173	2,147	0.2
Segretariato Generale Della Presidenza Della Repubblica, 1.60%, 06/01/26	04/27/20	1,680	1,906	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/33	07/31/19	1,345	1,291	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/27/20	1,586	1,840	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	27	32	—
Segretariato Generale Della Presidenza Della Repubblica, 3.45%, 03/01/48	06/28/19	626	596	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	04/27/20	605	744	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/50	09/30/20	512	486	—
Segretariato Generale Della Presidenza Della Repubblica, 2.80%, 03/01/67	04/27/20	141	165	—
Siemens Healthineers AG	06/18/21	77	84	—
Sinch AB (publ)	06/18/21	43	50	—
TE Connectivity Ltd.	06/03/21	58	58	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	1,158	1,115	0.1
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,258	1,272	0.1
The United Arab Emirates, Government of, 2.50%, 10/11/22	06/25/20	665	669	0.1
TUI AG - Class N	04/27/20	14	16	—
WH Group Limited	04/27/20	33	24	—
Worldline	09/18/20	89	87	—
Wuxi Biologics Cayman Inc	04/27/20	988	2,275	0.2
X5 Retail Group N.V.	04/27/20	861	843	0.1
Zalando SE	04/27/20	68	81	—
		95,378	94,207	6.8

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	76	December 2023	EUR	19,077	(3)	(33)
AUD/USD Spot Rate	190	December 2021		13,999	91	(254)
Australia 10 Year Bond	91	December 2021	AUD	13,120	(4)	(178)
Australia 90 Day Bank Accepted Bills	14	September 2022	AUD	13,971	(1)	(1)
Australia 90 Day Bank Accepted Bills	33	December 2022	AUD	32,879	(2)	(1)
CAD/USD Spot Rate	457	December 2021		35,979	251	119
Canada 10 Year Bond	190	December 2021	CAD	27,887	—	(545)
Canada 5 Year Bond	5	December 2021	CAD	630	—	(6)
EUR/USD Spot Rate	732	December 2021		108,352	(160)	(2,212)
Euro Bund	229	December 2021	EUR	39,483	(88)	(699)
Euro OAT	17	December 2021	EUR	2,866	(7)	(52)
Euro Schatz	8	December 2021	EUR	898	—	(1)
Euro STOXX 50 Price Index	489	December 2021	EUR	20,218	(85)	(494)
GBP/USD Spot Rate	347	December 2021		29,964	87	(740)
Japan 10 Year Bond	12	December 2021	JPY	1,822,087	(5)	(51)
JPY/USD Spot Rate	732	December 2021		83,288	425	(1,112)
Long Gilt	3	December 2021	GBP	386	(2)	(15)
MSCI EAFE Index	8	December 2021		945	(3)	(39)
MSCI Emerging Markets Index	45	December 2021		2,919	22	(116)
S&P 500 Index	377	December 2021		83,966	(980)	(2,954)
S&P/TSX 60 Index	56	December 2021	CAD	13,784	(53)	(305)
					(517)	(9,689)
Short Contracts
Australia 3 Year Bond	(39)	December 2021	AUD	(4,548)	1	5
Euro BOBL	(33)	December 2021	EUR	(4,469)	3	20
Euro Buxl 30 Year Bond	(1)	December 2021	EUR	(203)	(2)	—
MSCI EAFE Index	(216)	December 2021		(25,545)	90	1,061
MSCI Emerging Markets Index	(2,089)	December 2021		(134,232)	(1,024)	4,129
United States 10 Year Note	(8)	December 2021		(1,067)	(1)	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/JPMorgan Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 10 Year Ultra Bond	(21)	December 2021	(3,094)	(4)	43
United States 2 Year Note	(14)	January 2022	(3,083)	(1)	2
United States 5 Year Note	(59)	January 2022	(7,285)	(6)	44
United States Long Bond	(74)	December 2021	(12,152)	(9)	370
United States Ultra Bond	(5)	December 2021	(957)	2	2
				(951)	5,690

JNL/JPMorgan Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Call	4,650.00	10/29/21	2	—
S&P 500 Index	Call	4,770.00	12/31/21	2	1
S&P 500 Index	Call	4,850.00	12/31/21	3	—
S&P 500 Index	Call	4,650.00	12/31/21	2	4
S&P 500 Index	Call	4,700.00	12/31/21	1	1
					6

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	10/05/21	AUD	6,536	4,725	17
CAD/USD	SSB	10/05/21	CAD	4,870	3,845	20
CNY/USD	SSB	10/08/21	CNY	232	36	—
DKK/USD	MLP	10/05/21	DKK	6,305	982	(1)
EUR/USD	BCL	10/05/21	EUR	221	256	(6)
EUR/USD	BNP	10/05/21	EUR	61,737	71,515	(184)
EUR/USD	SSB	10/05/21	EUR	498	576	(10)
EUR/USD	TDB	10/05/21	EUR	488	565	(11)
EUR/USD	TDB	10/19/21	EUR	4	5	—
EUR/USD	TDB	11/03/21	EUR	407	472	(5)
GBP/USD	BCL	10/05/21	GBP	14,163	19,083	23
GBP/USD	MLP	10/05/21	GBP	250	337	(7)
GBP/USD	MLP	11/03/21	GBP	238	321	(5)
GBP/USD	SSB	11/03/21	GBP	215	290	(1)
JPY/USD	TDB	10/05/21	JPY	6,011,068	54,011	357
MXN/USD	BNP	10/05/21	MXN	29,234	1,416	(11)
SEK/USD	BNP	10/05/21	SEK	4,742	542	2
USD/AUD	GSC	10/05/21	AUD	(6,536)	(4,725)	66
USD/AUD	BNP	11/03/21	AUD	(6,536)	(4,726)	(17)
USD/CAD	BCL	10/05/21	CAD	(4,870)	(3,845)	27
USD/CAD	SSB	11/03/21	CAD	(4,870)	(3,845)	(20)
USD/DKK	SSB	10/05/21	DKK	(6,305)	(982)	22
USD/DKK	MLP	11/03/21	DKK	(6,305)	(983)	1
USD/EUR	SSB	10/05/21	EUR	(62,575)	(72,485)	1,565
USD/EUR	TDB	10/05/21	EUR	(369)	(427)	9
USD/EUR	BNP	10/19/21	EUR	(4)	(5)	—
USD/EUR	BNP	11/03/21	EUR	(59,758)	(69,261)	131
USD/EUR	SSB	11/03/21	EUR	(1,824)	(2,114)	18
USD/GBP	CIT	10/05/21	GBP	(14,413)	(19,420)	433
USD/GBP	BCL	11/03/21	GBP	(14,163)	(19,084)	(23)
USD/JPY	BNP	10/05/21	JPY	(5,926,094)	(53,247)	706
USD/JPY	GSC	10/05/21	JPY	(84,974)	(764)	9
USD/JPY	TDB	11/04/21	JPY	(6,011,068)	(54,022)	(357)
USD/MXN	BNP	10/05/21	MXN	(29,234)	(1,416)	33
USD/MXN	BNP	11/03/21	MXN	(29,234)	(1,410)	11
USD/SEK	BCL	10/05/21	SEK	(4,742)	(542)	10
USD/SEK	BNP	11/03/21	SEK	(4,742)	(542)	(2)
					(154,868)	2,800

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	477,577	74	25	477,676
China	1,594	88,407	—	90,001
United Kingdom	283	33,087	—	33,370
France	12	32,591	18	32,621
Japan	—	31,074	—	31,074
Taiwan	5,478	18,268	—	23,746
India	5,053	17,446	—	22,499
South Korea	—	21,611	—	21,611
Germany	—	20,882	—	20,882
Netherlands	4,552	14,972	—	19,524
Switzerland	1,142	16,186	—	17,328
Russian Federation	2,151	10,750	—	12,901
Denmark	—	12,354	—	12,354
Hong Kong	58	11,746	—	11,804
Sweden	312	10,279	—	10,591
Australia	—	8,722	—	8,722
Mexico	7,254	9	—	7,263
Canada	6,982	—	—	6,982
Ireland	5,618	602	—	6,220
Spain	—	6,088	—	6,088
Singapore	3,452	2,561	—	6,013
Indonesia	—	5,666	—	5,666
Italy	548	4,575	—	5,123
Finland	—	4,950	—	4,950
South Africa	—	4,827	—	4,827
Belgium	—	3,622	—	3,622
Thailand	—	3,390	—	3,390
Brazil	3,212	—	—	3,212
Poland	—	1,858	—	1,858
Turkey	494	1,240	—	1,734
Bermuda	1,644	—	—	1,644
Austria	—	939	—	939
Argentina	929	—	—	929
Chile	—	685	—	685
Greece	—	660	—	660
Norway	—	584	—	584
Israel	—	353	—	353
New Zealand	—	223	—	223
Luxembourg	—	216	—	216
Portugal	—	142	—	142
United Arab Emirates	—	20	—	20
Macau	—	10	—	10
Corporate Bonds And Notes	—	212,007	—	212,007
Government And Agency Obligations	—	175,065	—	175,065
Preferred Stocks	6,341	—	—	6,341
Warrants	—	4,137	1,124	5,261
Non-U.S. Government Agency Asset-Backed Securities	—	775	—	775
Investment Companies	39	—	—	39
Senior Floating Rate Instruments	—	—	1	1
Short Term Investments	47,962	—	—	47,962
	582,687	783,653	1,168	1,367,508
Liabilities - Securities
Common Stocks	(5,176)	—	—	(5,176)
Investment Companies	(4,290)	—	—	(4,290)
	(9,466)	—	—	(9,466)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5,809	—	—	5,809
Exchange Traded Purchased Options	6	—	—	6
Open Forward Foreign Currency Contracts	—	3,460	—	3,460
	5,815	3,460	—	9,275
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(9,808)	—	—	(9,808)
Open Forward Foreign Currency Contracts	—	(660)	—	(660)
	(9,808)	(660)	—	(10,468)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 99.0%
Information Technology 27.4%
Accenture Public Limited Company - Class A	25	7,953
Advanced Micro Devices, Inc. (a)	39	4,034
Amphenol Corporation - Class A	10	712
Analog Devices, Inc. (a)	26	4,295
Apple Inc. (a)	269	38,023
Applied Materials, Inc. (a)	33	4,277
Booz Allen Hamilton Holding Corporation - Class A	9	737
Cisco Systems, Inc. (a)	33	1,782
Fiserv, Inc. (a)	7	775
FleetCor Technologies Inc. (a)	8	1,982
Fortinet, Inc. (a)	2	697
Intel Corporation (a)	18	937
Intuit Inc. (a)	13	6,778
Lam Research Corp. (a)	8	4,669
Leidos Holdings Inc.	20	1,879
MasterCard Incorporated - Class A	24	8,328
Microchip Technology Incorporated (a)	8	1,232
Micron Technology, Inc. (a)	7	531
Microsoft Corporation (a)	147	41,494
Motorola Solutions Inc.	2	382
NVIDIA Corporation (a)	39	8,117
NXP Semiconductors N.V.	15	2,974
Oracle Corporation	28	2,430
Paypal Holdings, Inc. (a)	9	2,311
Qualcomm Incorporated (a)	6	774
Salesforce.Com, Inc. (a)	11	3,056
Seagate Technology Holdings Public Limited Company (a)	29	2,426
Texas Instruments Incorporated (a)	33	6,316
Visa Inc. - Class A	35	7,840
Workday, Inc. - Class A (a)	5	1,276
		169,017
Health Care 13.3%
Abbott Laboratories	34	3,973
AbbVie Inc.	59	6,367
ABIOMED, Inc. (a)	1	244
AmerisourceBergen Corporation	5	659
Anthem, Inc.	13	4,936
Becton, Dickinson and Company	7	1,790
Biogen Inc. (a)	5	1,518
Boston Scientific Corporation (a)	59	2,558
Bristol-Myers Squibb Company	90	5,330
Centene Corporation (a)	23	1,421
CVS Health Corporation	14	1,180
Danaher Corporation	7	2,004
DexCom Inc. (a)	2	862
Eli Lilly & Co.	24	5,545
Illumina, Inc. (a)	3	1,273
Intuitive Surgical, Inc. (a)	1	1,120
Johnson & Johnson	48	7,739
Medtronic Public Limited Company	42	5,301
Merck & Co., Inc.	42	3,161
Moderna, Inc. (a)	3	983
Pfizer Inc.	17	743
Regeneron Pharmaceuticals, Inc. (a)	4	2,614
Thermo Fisher Scientific Inc.	12	6,938
UnitedHealth Group Incorporated	20	7,899
Vertex Pharmaceuticals Incorporated (a)	12	2,218
Waters Corp. (a)	1	414
Zimmer Biomet Holdings, Inc.	21	3,017
		81,807
Consumer Discretionary 12.3%
Amazon.com, Inc. (a)	8	26,941
Aptiv PLC (a)	4	630
AutoZone, Inc. (a)	—	649
Best Buy Co., Inc.	25	2,647
Carter's Inc.	8	744
D.R. Horton, Inc.	2	197
Dollar Tree Inc. (a)	12	1,123
General Motors Company (a)	27	1,433
Hilton Worldwide Holdings Inc. (a)	13	1,684
Lennar Corporation - Class A	28	2,587
Lowe`s Companies, Inc.	31	6,357
Magna International Inc. (a)	15	1,141
NIKE, Inc. - Class B	32	4,629
O'Reilly Automotive, Inc. (a)	7	4,180
Royal Caribbean Cruises Ltd.	4	327
Tesla Inc. (a)	13	10,357
The Home Depot, Inc.	15	4,830
TJX Cos. Inc.	36	2,362
Toll Brothers Inc.	13	733
Yum! Brands, Inc.	17	2,078
		75,629
Financials 11.6%
American International Group, Inc.	28	1,511
Bank of America Corporation	81	3,423
Berkshire Hathaway Inc. - Class B (a)	33	9,059
Capital One Financial Corporation	14	2,332
Chubb Limited	17	2,916
Citigroup Inc.	64	4,503
Comerica Inc.	9	701
Fifth Third Bancorp (a)	47	1,988
Intercontinental Exchange, Inc.	16	1,812
Morgan Stanley	34	3,299
Progressive Corp.	36	3,256
Prudential Financial Inc.	13	1,354
Regions Financial Corporation	91	1,935
S&P Global Inc.	13	5,657
Shopify Inc. - Class A (a)	1	910
State Street Corporation	43	3,623
SVB Financial Group (a)	2	1,092
T. Rowe Price Group, Inc. (a)	17	3,294
The Goldman Sachs Group, Inc.	8	3,130
The Hartford Financial Services Group, Inc.	30	2,119
The Travelers Companies, Inc.	4	636
Truist Financial Corporation	42	2,476
U.S. Bancorp	59	3,531
Voya Financial, Inc.	6	381
Wells Fargo & Company	151	6,986
		71,924
Communication Services 11.5%
Alphabet Inc. - Class A (a)	6	17,362
Alphabet Inc. - Class C (a)	5	13,295
Altice USA, Inc. - Class A (a)	11	236
Booking Holdings Inc. (a)	1	2,728
Charter Communications, Inc. - Class A (a)	4	2,731
Comcast Corporation - Class A (a)	99	5,538
Facebook, Inc. - Class A (a)	41	13,923
Fox Corporation - Class A (a)	4	158
Lyft, Inc. - Class A (a)	18	969
Netflix, Inc. (a)	9	5,369
T-Mobile USA, Inc. (a)	34	4,284
Verizon Communications Inc.	40	2,177
Walt Disney Co.	9	1,561
ZoomInfo Technologies Inc. - Class A (a)	15	896
		71,227
Industrials 7.6%
Cintas Corp. (a)	2	670
Deere & Company	16	5,383
Eaton Corporation Public Limited Company	28	4,204
FedEx Corporation	13	2,923
Honeywell International Inc. (a)	9	1,976
Ingersoll Rand Inc. (a)	19	952
Johnson Controls International Public Limited Company	34	2,312
Masco Corporation	22	1,201
Norfolk Southern Corporation	13	3,055
Northrop Grumman Systems Corp.	6	2,161
Otis Worldwide Corporation	7	579
Parker-Hannifin Corporation	9	2,385
Raytheon BBN Technologies Corp.	38	3,228
Southwest Airlines Co. (a)	34	1,729
Stanley Black & Decker, Inc.	20	3,529
Trane Technologies Public Limited Company	23	3,949

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Union Pacific Corporation	10	1,949
United Parcel Service Inc. - Class B	24	4,465
		46,650
Consumer Staples 5.4%
Altria Group, Inc.	62	2,802
Constellation Brands, Inc. - Class A	10	2,065
Costco Wholesale Corporation (a)	3	1,539
Dollar General Corporation	3	539
Estee Lauder Cos. Inc. - Class A	7	1,984
Kimberly-Clark Corporation	15	1,998
Mondelez International, Inc. - Class A (a)	52	3,036
Philip Morris International Inc.	37	3,486
Procter & Gamble Co. (a)	51	7,202
Target Corporation	14	3,270
The Coca-Cola Company	103	5,425
		33,346
Energy 2.8%
Cabot Oil & Gas Corp.	8	174
Cheniere Energy, Inc.	8	785
Chevron Corporation	32	3,261
ConocoPhillips	38	2,606
Diamondback Energy, Inc.	26	2,473
EOG Resources, Inc.	22	1,775
Phillips 66	14	972
Pioneer Natural Resources Co.	17	2,885
The Williams Companies, Inc.	91	2,357
		17,288
Real Estate 2.5%
Camden Property Trust	12	1,758
Equinix, Inc.	3	2,035
Equity Lifestyle Properties, Inc.	16	1,243
Host Hotels & Resorts, Inc. (a)	33	536
Kimco Realty Corporation	44	919
ProLogis Inc.	31	3,889
SBA Communications Corporation (a)	3	1,103
Sun Communities Inc.	9	1,583
UDR, Inc.	5	261
Ventas, Inc.	34	1,883
		15,210
Utilities 2.4%
CenterPoint Energy, Inc.	69	1,698
DTE Energy Company	4	425
Entergy Corporation	24	2,429
Evergy, Inc.	30	1,865
NextEra Energy, Inc.	60	4,714
Sempra Energy	10	1,301
Xcel Energy Inc. (a)	40	2,494
		14,926
Materials 2.2%
Air Products and Chemicals, Inc.	3	862
Celanese Corp. - Class A	6	884
Crown Holdings Inc.	7	669
DuPont de Nemours, Inc.	26	1,762
Eastman Chemical Co.	27	2,734
Freeport-McMoRan Inc. (a)	21	677
Linde Public Limited Company	6	1,860
LyondellBasell Industries N.V. - Class A	4	415
PPG Industries, Inc.	21	2,967
Westrock Company, Inc.	18	889
		13,719
Total Common Stocks (cost $470,479)		610,743
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund, 0.01% (b) (c)	6,187	6,187
Total Short Term Investments (cost $6,187)		6,187
Total Investments 100.0% (cost $476,666)		616,930
Total Purchased Options 2.4% (cost $14,758)		14,753
Other Derivative Instruments (2.4)%		(15,000)
Other Assets and Liabilities, Net 0.0%		437
Total Net Assets 100.0%		617,120

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	31	December 2021	6,805	(81)	(143)

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
Spirax-Sarco Engineering PLC	Put	4,080.00	12/31/21	1,434	14,753

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
Spirax-Sarco Engineering PLC	Call	4,450.00	12/31/21	1,434	(11,261)
Spirax-Sarco Engineering PLC	Put	3,440.00	12/31/21	1,434	(3,658)
					(14,919)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	610,743	—	—	610,743
Short Term Investments	6,187	—	—	6,187
	616,930	—	—	616,930
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	14,753	—	—	14,753
	14,753	—	—	14,753
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(143)	—	—	(143)
Exchange Traded Written Options	(14,919)	—	—	(14,919)
	(15,062)	—	—	(15,062)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 97.9%
Information Technology 31.1%
Advanced Micro Devices, Inc. (a)	304	31,261
Affirm Holdings, Inc. - Class A (a)	162	19,314
Avalara, Inc. (a)	157	27,509
Bill.Com Holdings Inc. (a)	105	27,896
Booz Allen Hamilton Holding Corporation - Class A	334	26,500
Cadence Design Systems Inc. (a)	278	42,161
Confluent, Inc. - Class A (a)	292	17,402
Cree, Inc. (a)	208	16,760
CrowdStrike Holdings, Inc. - Class A (a)	219	53,728
DocuSign, Inc. (a)	162	41,678
Entegris, Inc. (a)	443	55,824
Five9 Inc. (a)	199	31,820
Global Payments Inc.	241	37,965
HubSpot Inc. (a)	110	74,370
Itron Inc. (a)	100	7,583
Keysight Technologies, Inc. (a)	278	45,738
Lam Research Corp. (a)	61	34,434
Littelfuse Inc. (a)	112	30,716
Marvell Technology, Inc.	470	28,376
Microchip Technology Incorporated (a)	289	44,405
MongoDB, Inc. - Class A (a)	105	49,367
Okta, Inc. - Class A (a)	150	35,601
Palo Alto Networks, Inc. (a)	103	49,466
Remitly Global, Inc. (a) (b)	319	11,714
Snowflake Inc. - Class A (a)	68	20,453
SolarEdge Technologies Ltd. (a)	147	38,934
Spotify Technology S.A. (a)	141	31,705
Synopsys Inc. (a)	156	46,691
Teradyne Inc. (a)	362	39,552
The Trade Desk, Inc. - Class A (a)	598	42,046
Trimble Inc. (a)	285	23,466
Uipath, Inc. - Class A (a)	140	7,376
Xilinx, Inc. (a)	108	16,352
Zebra Technologies Corp. - Class A (a)	99	51,130
Zscaler, Inc. (a)	158	41,326
		1,200,619
Health Care 21.2%
Acadia Healthcare Company, Inc. (a)	337	21,516
Agilent Technologies, Inc.	426	67,061
Agios Pharmaceuticals, Inc. (a)	469	21,635
Align Technology, Inc. (a)	33	22,159
Alnylam Pharmaceuticals, Inc. (a)	228	43,086
Amedisys, Inc. (a)	78	11,570
Catalent Inc. (a)	256	34,026
Centene Corporation (a)	601	37,473
Cooper Cos. Inc.	83	34,098
DexCom Inc. (a)	158	86,130
Exact Sciences Corporation (a)	311	29,714
Exelixis, Inc. (a)	1,004	21,222
Hologic Inc. (a)	262	19,331
Horizon Therapeutics Public Limited Company (a)	481	52,678
Insulet Corporation (a)	127	36,040
Ionis Pharmaceuticals Inc. (a)	200	6,711
Jazz Pharmaceuticals Public Limited Company (a)	172	22,370
Maravai LifeSciences Holdings, Inc. - Class A (a)	664	32,578
McKesson Corporation	171	34,014
Mettler-Toledo International Inc. (a)	33	45,040
Natera, Inc. (a)	269	29,959
Neurocrine Biosciences, Inc. (a)	209	20,055
ResMed Inc.	102	26,908
Royalty Pharma PLC - Class A (a)	514	18,562
Seagen Inc. (a)	126	21,429
Teladoc Health, Inc. (a)	183	23,206
		818,571
Industrials 15.8%
ACV Auctions Inc. - Class A (a) (b)	299	5,350
AMETEK, Inc.	243	30,122
Copart Inc. (a)	430	59,622
Delta Air Lines, Inc. (a)	943	40,190
Equifax Inc.	184	46,528
Fortune Brands Home & Security, Inc.	396	35,392
Frontier Group Holdings, Inc. (a)	950	15,008
Generac Holdings Inc. (a)	177	72,460
HEICO Corp. - Class A	140	16,602
IHS Markit Ltd.	299	34,846
Ingersoll Rand Inc. (a)	732	36,902
ITT Industries Holdings, Inc.	330	28,344
Old Dominion Freight Line Inc. (a)	190	54,308
Quanta Services, Inc.	342	38,949
Trane Technologies Public Limited Company	391	67,541
Trex Company, Inc. (a)	278	28,286
		610,450
Consumer Discretionary 12.5%
Airbnb, Inc. - Class A (a)	66	11,037
Aramark	606	19,910
Bright Horizons Family Solutions Inc. (a)	187	26,086
Brunswick Corp.	215	20,445
Burlington Stores Inc. (a)	125	35,361
CarMax Inc. (a)	208	26,628
Chewy, Inc. - Class A (a)	247	16,803
Chipotle Mexican Grill Inc. (a)	20	36,350
Draftkings Inc. - Class A (a)	691	33,298
Garmin Ltd. (a)	184	28,667
Helen of Troy Ltd (a)	141	31,747
Lululemon Athletica Inc. (a)	59	23,877
National Vision Holdings, Inc. (a)	417	23,667
O'Reilly Automotive, Inc. (a)	52	31,897
Royal Caribbean Cruises Ltd.	337	30,021
Tractor Supply Co. (a)	227	45,952
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	112	40,531
		482,277
Financials 8.1%
Affiliated Managers Group, Inc.	152	23,026
Discover Financial Services	248	30,405
Evercore Inc. - Class A	176	23,486
First Republic Bank	169	32,520
MarketAxess Holdings Inc. (a)	53	22,381
MSCI Inc. - Class A	60	36,561
Progressive Corp.	198	17,915
Signature Bank	98	26,718
SVB Financial Group (a)	49	32,008
The Blackstone Group Inc. - Class A	286	33,215
The Charles Schwab Corporation	442	32,203
		310,438
Communication Services 6.8%
Booking Holdings Inc. (a)	9	20,415
Bumble Inc. - Class A (a)	564	28,167
Discovery, Inc. - Series C (a)	670	16,270
Lyft, Inc. - Class A (a)	600	32,181
Match Group Holdings II, LLC (a)	334	52,424
Roku Inc. - Class A (a)	203	63,516
Take-Two Interactive Software Inc. (a)	142	21,924
Zillow Group, Inc. - Class C (a)	298	26,248
		261,145
Consumer Staples 1.0%
Constellation Brands, Inc. - Class A	138	29,117
Oatly Group AB (Publ) - ADR (a) (b)	547	8,277
		37,394
Energy 0.7%
EOG Resources, Inc.	326	26,168
Materials 0.7%
Freeport-McMoRan Inc. (a)	792	25,754
Total Common Stocks (cost $2,719,224)		3,772,816
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.4%
JNL Government Money Market Fund, 0.01% (c) (d)	92,841	92,841

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	73	73
Total Short Term Investments (cost $92,914)		92,914
Total Investments 100.3% (cost $2,812,138)		3,865,730
Other Assets and Liabilities, Net (0.3)%		(11,908)
Total Net Assets 100.0%		3,853,822

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,772,816	—	—	3,772,816
Short Term Investments	92,914	—	—	92,914
	3,865,730	—	—	3,865,730

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 81.7%
Collateralized Mortgage Obligations 21.9%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	7,708	8,083
Series PV-3860, REMIC, 5.00%, 05/15/22	827	836
Series ZA-2639, REMIC, 5.00%, 07/15/23	558	575
Series D-3542, REMIC, 4.50%, 06/15/24	2,031	2,106
Series BY-3104, REMIC, 5.50%, 01/15/26	996	1,058
Series VN-4445, REMIC, 4.00%, 05/15/26	965	994
Series KW-3874, REMIC, 4.50%, 06/15/26	2,124	2,246
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,601
Series GT-3270, REMIC, 5.50%, 01/15/27	1,527	1,638
Series VE-4050, REMIC, 4.00%, 01/15/29	804	805
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,350
Series DG-3737, REMIC, 5.00%, 10/15/30	605	644
Series PA-3981, REMIC, 3.00%, 04/15/31	2,223	2,294
Series AM-2525, REMIC, 4.50%, 04/15/32	101	110
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,673
Series MJ-2638, REMIC, 5.00%, 07/15/33	571	631
Series QD-2882, REMIC, 4.50%, 07/15/34	130	135
Series MU-2915, REMIC, 5.00%, 01/15/35	832	926
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,295	2,675
Series CB-3688, REMIC, 4.00%, 06/15/36	753	816
Series PB-3283, REMIC, 5.50%, 07/15/36	713	811
Series B-3413, REMIC, 5.50%, 04/15/37	197	219
Series PE-3341, REMIC, 6.00%, 07/15/37	467	540
Series HZ-4365, REMIC, 3.00%, 01/15/40	4,496	4,701
Series QH-3699, REMIC, 5.50%, 07/15/40	1,097	1,222
Series PB-4047, REMIC, 3.50%, 01/15/41	5,185	5,371
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,647
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	5,307
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	4,053
Series KR-4945, REMIC, 2.50%, 09/25/49	7,536	7,786
Series MD-4937, REMIC, 2.50%, 10/25/49	6,509	6,759
Series PA-4933, REMIC, 2.50%, 10/25/49	8,130	8,442
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	9,639	10,031
Federal National Mortgage Association, Inc.
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	274	283
Series 2017-A-T1, REMIC, 2.90%, 06/25/27	8,231	8,877
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	12,837	13,112
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,718
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,955
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	68	70
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,448
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	2,967	3,235
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,273
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	4,028
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,542
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	10,537
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	11,338
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	5,336
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	161	180
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	11,265	11,888
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	1,337	1,507
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	471	428
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	6,212
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	207	219
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	5,366
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	1,541	1,719
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	73	79
Series 2010-SL-4, REMIC, 11.39%, (11.59% - (1 Month USD LIBOR * 2.25)), 02/25/40 (a)	25	35
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	1,313	1,392
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,652
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,919	2,248
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	991	1,026
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	597	671
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,846
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	4,917	5,186
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,325	1,423
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	3,839	4,048
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	14,619
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	7,554	7,822
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	4,706	4,948
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	3,511	3,630
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	15,160	15,924
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	6,305	6,548
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	258	290
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	15,329	15,585
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	400	414
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	516	583
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	472	535
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	710	812
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	915	1,048
Interest Only, Series 2008-SA-40, REMIC, 6.32%, (6.40% - (1 Month USD LIBOR * 1)), 05/16/38 (a)	1,031	184
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	915	932
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	1,651	1,827
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	16,957	19,156
Interest Only, Series 2011-SH-97, REMIC, 6.04%, (6.13% - (1 Month USD LIBOR * 1)), 07/20/41 (a)	1,882	376
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	13,656
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,383
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	4,043
Series 2013-FA-H16, REMIC, 0.63%, (1 Month USD LIBOR + 0.54%), 07/20/63 (a)	6,584	6,641
		349,918
Mortgage-Backed Securities 21.4%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	33	37
7.00%, 04/01/29 - 06/01/32	34	40
5.00%, 08/01/33 - 12/01/34	490	551
2.37%, (1 Year Treasury + 2.25%), 12/01/35 (a)	208	218
5.50%, 07/01/38	995	1,162
4.50%, 10/01/40	436	487
3.50%, 09/01/46 - 01/01/50	9,453	10,156
3.00%, 01/01/47 - 06/01/50	9,994	10,606
2.50%, 05/01/50	10,377	10,703
2.00%, 09/01/50 - 09/01/51	26,228	26,354
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 03/01/48	20,712	22,574
3.18%, 09/01/25	4,877	5,019
3.03%, 12/01/25	20,103	21,481
2.94%, 01/01/26	22,315	23,824
3.10%, 01/01/26	7,500	8,053
6.50%, 03/01/26 - 03/01/36	98	116
7.00%, 05/01/26 - 01/01/30	8	10
3.26%, 12/01/26	1,833	1,990
3.11%, 03/01/27	2,819	3,045
3.33%, 03/01/27	2,371	2,574
3.05%, 06/01/27 (a)	3,169	3,423
3.13%, 11/01/29	2,116	2,296
8.00%, 11/01/29 - 03/01/31	24	26
6.00%, 02/01/31 - 12/01/36	2,428	2,848
7.50%, 02/01/31	3	3
3.96%, 06/01/33	10,901	12,948
2.52%, 09/01/34	7,040	7,410
2.41%, 10/01/34	10,650	11,126
5.50%, 02/01/35 - 10/01/36	1,297	1,490
1.78%, 05/01/35	15,000	14,580
5.00%, 09/01/35 - 11/01/40	6,308	7,142
2.04%, 06/01/37	5,420	5,290
3.50%, 06/01/42 - 10/01/49	29,277	31,807
3.00%, 03/01/43 - 02/01/50	6,232	6,615
2.00%, 10/01/50	14,289	14,352
2.50%, 10/01/50	24,226	25,044
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	471	544
2.50%, 09/15/49 - 01/20/50	18,451	19,269
3.00%, 04/15/50	17,105	18,064

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
3.50%, 09/20/51	8,000	8,716
		341,993
U.S. Treasury Note 20.3%
Treasury, United States Department of
2.00%, 11/30/22	28,000	28,612
2.63%, 02/28/23 - 01/31/26	45,000	47,566
1.63%, 10/31/23	25,000	25,680
1.13%, 02/28/25 - 02/28/27	140,000	141,465
0.63%, 03/31/27	25,000	24,402
2.25%, 08/15/27	40,000	42,525
0.38%, 09/30/27	15,000	14,316
		324,566
Commercial Mortgage-Backed Securities 6.7%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,655
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,708
Series A2-K067, REMIC, 3.19%, 07/25/27	6,557	7,230
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,528
Series A2-K069, REMIC, 3.19%, 09/25/27 (a)	4,000	4,414
Series A1-K087, REMIC, 3.59%, 10/25/27	3,559	3,863
Series APT2-Q013, REMIC, 1.29%, 05/25/50 (a)	6,287	6,363
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.80%, 06/25/25 (a)	4,912	5,199
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (a)	12,915	13,745
Series 2017-A2-M13, REMIC, 3.02%, 09/25/27 (a)	2,434	2,607
Series 2019-A2-M1, REMIC, 3.67%, 09/25/28 (a)	4,000	4,558
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	9,669
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,983	10,065
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	14,861	16,314
		106,918
U.S. Treasury Bond 4.6%
Treasury, United States Department of
3.00%, 05/15/45 - 02/15/48	37,500	44,249
2.25%, 08/15/49	5,000	5,184
2.00%, 02/15/50	25,000	24,563
		73,996
U.S. Treasury Inflation Indexed Securities 3.4%
Treasury, United States Department of
1.38%, 02/15/44 (b)	38,949	53,445
U.S. Government Agency Obligations 2.8%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (c)	7,500	8,672
Federal Home Loan Banks Office of Finance
5.75%, 06/12/26 (c)	5,000	6,093
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (c) (d)	4,000	3,659
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (c) (d)	20,660	17,935
Tennessee Valley Authority
0.75%, 05/15/25 (c)	4,500	4,506
Interest Only, 0.00%, 07/15/37 (c) (d)	6,000	4,103
		44,968
Sovereign 0.6%
Israel, Government of
Interest Only, 0.00%, 11/01/21 (d)	10,000	9,998
Total Government And Agency Obligations (cost $1,269,496)		1,305,802
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.0%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 0.51%, (1 Month USD LIBOR + 0.42%), 07/20/46 (a) (e)	225	176
Series 2006-1A1A-OA17, REMIC, 0.48%, (1 Month USD LIBOR + 0.39%), 12/20/46 (a) (e)	375	334
American Homes 4 Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24	4,397	4,650
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	7,365
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	5,141
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26	1,914	1,895
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,744	4,802
Citigroup Commercial Mortgage Trust
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	9,196
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.77%, 08/15/45 (a)	13,155	98
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	8,615	8,592
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	180	187
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,506
CWABS, Inc.
Series 2004-A-I, 0.37%, (1 Month USD LIBOR + 0.29%), 02/15/34 (a)	21	21
DT Auto Owner Trust 2020-2
Series 2020-A-2A, 1.14%, 01/15/24	1,106	1,108
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (a)	2,989	3,207
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 08/19/37	6,477	6,473
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	1,207	1,216
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	11,476
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	10,658
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 0.35%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	631	18
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A2-2, 0.74%, 11/15/21	537	537
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 2.01%, 02/25/34 (a)	217	206
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 2.41%, 10/25/34 (a)	79	80
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,453	1,412
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.29%, 10/17/25	12,977	12,909
SACO I Trust
Series 2006-A-6, REMIC, 0.35%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	25	25
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 0.51%, (1 Month USD LIBOR + 0.42%), 08/25/36 (a) (e)	425	418
Tricon American Homes 2020-SFR1
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,680	11,654
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	567	653
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22	4,560	4,569
Wells Fargo Commercial Mortgage Trust
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	6,454
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	2,139	2,319
Total Non-U.S. Government Agency Asset-Backed Securities (cost $125,458)		127,355
CORPORATE BONDS AND NOTES 6.4%
Financials 2.5%
Banco Santander, S.A.
2.75%, 05/28/25 (f)	2,600	2,722
Bank of America Corporation
3.55%, 03/05/24	5,000	5,210

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
BNP Paribas
1.32%, 01/13/27 (g)	6,470	6,367
Credit Suisse (USA), Inc.
3.00%, 10/29/21	894	896
Morgan Stanley
2.70%, 01/22/31	4,300	4,440
Protective Life Global Funding
1.17%, 07/15/25 (g)	7,790	7,782
State Street Corporation
3.15%, 03/30/31	2,000	2,185
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	840	854
2.91%, 06/05/23	1,350	1,372
Wells Fargo & Company
2.16%, 02/11/26	8,200	8,463
		40,291
Communication Services 1.4%
AT&T Inc.
1.65%, 02/01/28	7,515	7,454
The Walt Disney Company
2.00%, 09/01/29	3,900	3,933
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	11,032
		22,419
Health Care 0.9%
AbbVie Inc.
3.45%, 03/15/22	991	1,000
3.20%, 11/21/29	5,000	5,386
MultiCare Health System
2.80%, 08/15/50	1,250	1,237
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,923
Zoetis Inc.
2.00%, 05/15/30	2,200	2,174
		14,720
Consumer Staples 0.7%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,873
Cargill, Incorporated
2.13%, 04/23/30 (g)	2,480	2,498
Kimberly-Clark Corporation
2.40%, 03/01/22	700	705
The Kroger Co.
1.70%, 01/15/31 (h)	5,000	4,773
		10,849
Consumer Discretionary 0.2%
Hyundai Capital America
1.80%, 01/10/28 (g)	3,875	3,793
Industrials 0.2%
ABB Finance (USA) Inc.
2.88%, 05/08/22	571	580
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (g)	2,898	2,912
		3,492
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,112
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,127
Phillips 66
4.30%, 04/01/22	912	930
		3,169
Real Estate 0.2%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,722
Healthpeak Properties, Inc.
3.40%, 02/01/25	93	99
		2,821
Utilities 0.1%
Virginia Electric and Power Company
2.95%, 01/15/22 (h)	870	871
Total Corporate Bonds And Notes (cost $100,587)		102,425
SHORT TERM INVESTMENTS 4.0%
Investment Companies 3.7%
JNL Government Money Market Fund, 0.01% (i) (j)	59,525	59,525
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.01% (i) (j)	4,269	4,269
Total Short Term Investments (cost $63,794)		63,794
Total Investments 100.1% (cost $1,559,335)		1,599,376
Other Assets and Liabilities, Net (0.1)%		(1,534)
Total Net Assets 100.0%		1,597,842

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $23,352 and 1.5% of the Fund.

(h) All or a portion of the security was on loan as of September 30, 2021.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,305,802	—	1,305,802
Non-U.S. Government Agency Asset-Backed Securities	—	127,355	—	127,355
Corporate Bonds And Notes	—	102,425	—	102,425
Short Term Investments	63,794	—	—	63,794
	63,794	1,535,582	—	1,599,376

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 98.3%
Financials 28.9%
American Express Company (a)	88	14,752
Bank of America Corporation	653	27,730
Berkshire Hathaway Inc. - Class B (a)	85	23,293
BlackRock, Inc.	35	29,257
Capital One Financial Corporation	98	15,890
Chubb Limited	69	11,916
Citigroup Inc.	385	27,054
Citizens Financial Group Inc.	129	6,081
Loews Corp.	97	5,256
M&T Bank Corporation	51	7,597
Marsh & McLennan Companies, Inc.	37	5,614
MetLife, Inc.	157	9,685
Morgan Stanley	265	25,738
Prudential Financial Inc.	56	5,929
S&P Global Inc.	21	9,078
T. Rowe Price Group, Inc. (a)	88	17,234
The Charles Schwab Corporation	199	14,508
The Goldman Sachs Group, Inc.	44	16,779
The Hartford Financial Services Group, Inc.	181	12,744
The PNC Financial Services Group, Inc.	92	17,935
Truist Financial Corporation	349	20,453
U.S. Bancorp	169	10,029
Wayne Services Legacy Inc. (a) (b)	1	—
Wells Fargo & Company	694	32,219
		366,771
Health Care 14.9%
AbbVie Inc.	114	12,270
Amgen Inc. (a)	30	6,304
Anthem, Inc.	19	7,170
Becton, Dickinson and Company	54	13,280
Biogen Inc. (a)	8	2,300
Bristol-Myers Squibb Company	380	22,470
Cigna Holding Company	71	14,178
Eli Lilly & Co.	58	13,442
Humana Inc.	17	6,765
Johnson & Johnson	108	17,400
Medtronic Public Limited Company	186	23,257
Merck & Co., Inc.	60	4,526
Pfizer Inc.	165	7,076
UnitedHealth Group Incorporated	63	24,712
Vertex Pharmaceuticals Incorporated (a)	35	6,289
Zimmer Biomet Holdings, Inc.	53	7,758
		189,197
Industrials 12.9%
CSX Corp. (a)	409	12,171
Dover Corporation	124	19,352
Eaton Corporation Public Limited Company	100	14,882
General Dynamics Corporation	82	16,072
Northrop Grumman Systems Corp.	42	15,117
Parker-Hannifin Corporation	68	18,910
Raytheon BBN Technologies Corp.	235	20,196
Republic Services Inc.	86	10,357
Southwest Airlines Co. (a)	194	9,989
Stanley Black & Decker, Inc.	39	6,765
Trane Technologies Public Limited Company	54	9,264
United Parcel Service Inc. - Class B	56	10,137
		163,212
Information Technology 8.5%
Analog Devices, Inc. (a)	125	20,860
Apple Inc. (a)	45	6,373
Fidelity National Information Services, Inc.	80	9,758
International Business Machines Corporation	60	8,308
Lam Research Corp. (a)	8	4,715
Microsoft Corporation (a)	74	20,819
NXP Semiconductors N.V.	69	13,447
Texas Instruments Incorporated (a)	122	23,453
		107,733
Consumer Discretionary 7.8%
AutoZone, Inc. (a)	8	13,803
Gap Inc.	284	6,452
Lowe`s Companies, Inc.	62	12,634
McDonald's Corporation	49	11,712
Newell Brands Inc.	200	4,431
NIKE, Inc. - Class B	101	14,617
O'Reilly Automotive, Inc. (a)	10	6,021
The Home Depot, Inc.	47	15,486
TJX Cos. Inc.	211	13,894
		99,050
Communication Services 6.0%
Alphabet Inc. - Class C (a)	9	23,257
Booking Holdings Inc. (a)	4	9,973
Comcast Corporation - Class A (a)	435	24,330
Verizon Communications Inc.	169	9,144
Walt Disney Co.	52	8,775
		75,479
Energy 5.5%
Chevron Corporation	166	16,841
ConocoPhillips	437	29,628
EOG Resources, Inc.	228	18,321
Valero Energy Corporation	72	5,106
		69,896
Consumer Staples 5.3%
Dollar General Corporation	51	10,817
Mondelez International, Inc. - Class A (a)	169	9,835
PepsiCo, Inc. (a)	42	6,346
Philip Morris International Inc.	179	17,007
Procter & Gamble Co. (a)	87	12,111
Walmart Inc.	80	11,106
		67,222
Materials 4.3%
Air Products and Chemicals, Inc.	54	13,906
Axalta Coating Systems Ltd. (a)	624	18,200
Ball Corporation	48	4,296
DuPont de Nemours, Inc.	129	8,790
Vulcan Materials Co.	58	9,881
		55,073
Utilities 3.1%
CMS Energy Corp.	222	13,284
Entergy Corporation	42	4,218
NextEra Energy, Inc.	137	10,769
Public Service Enterprise Group Inc.	69	4,190
Xcel Energy Inc. (a)	102	6,362
		38,823
Real Estate 1.1%
AvalonBay Communities, Inc.	21	4,727
Ventas, Inc.	112	6,191
Vornado Realty Trust	79	3,302
		14,220
Total Common Stocks (cost $929,023)		1,246,676
OTHER EQUITY INTERESTS 0.0%
Texas Competitive Electric Holdings Company LLC (a) (b) (c) (d) (e)	11,682	23
Tribune Media Company (a) (b) (c) (d)	68	—
Walter Energy Inc. (a) (b) (c) (d) (f)	1,503	—
Total Other Equity Interests (cost $0)		23
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.7%
JNL Government Money Market Fund, 0.01% (g) (h)	21,059	21,059
Total Short Term Investments (cost $21,059)		21,059
Total Investments 100.0% (cost $950,082)		1,267,758
Other Assets and Liabilities, Net 0.0%		180
Total Net Assets 100.0%		1,267,938

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $23 and 0.0% of the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,246,676	—	—	1,246,676
Other Equity Interests	—	—	23	23
Short Term Investments	21,059	—	—	21,059
	1,267,735	—	23	1,267,758

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 94.1%
United Kingdom 18.8%
AON Public Limited Company - Class A	55	15,710
Coca-Cola European Partners PLC (a)	217	11,930
Compass Group PLC (a)	226	4,602
Informa Switzerland Limited (a)	1,140	8,420
InterContinental Hotels Group PLC (a)	70	4,494
ITV Plc	1,367	1,959
Linde Public Limited Company (a)	26	7,696
Petershill Partners PLC (a)	736	3,472
Relx PLC	590	17,015
Rio Tinto PLC	164	10,808
		86,106
Japan 14.2%
Daikin Industries Ltd.	54	11,829
Digital Garage Inc.	113	5,160
Fanuc Ltd.	24	5,285
Kobe Bussan Co., Ltd.	129	4,205
Makita Corp.	259	14,421
NEXON Co.,Ltd.	164	2,641
Shimano Inc.	32	9,494
Suzuki Motor Corp.	134	5,928
Yamaha Corp.	92	5,769
		64,732
Canada 9.6%
CAE Inc. (a)	463	13,839
Cogeco Communications	42	3,702
National Bank of Canada	144	11,065
Suncor Energy Inc.	333	6,897
Toromont Industries Ltd.	103	8,603
		44,106
Germany 7.7%
Adidas AG - Class N	9	2,960
Continental AG (a)	56	6,110
CTS Eventim AG & Co. KGaA (a)	60	4,511
Hensoldt AG	237	3,755
Infineon Technologies AG - Class N	179	7,351
Knorr - Bremse Aktiengesellschaft (b)	52	5,614
Vitesco Technologies Group Aktiengesellschaft (a)	7	384
Vonovia SE	76	4,564
		35,249
France 7.7%
Engie	713	9,365
Eurazeo SA	50	4,660
Pernod-Ricard SA	42	9,149
Sanofi SA	124	11,954
		35,128
Ireland 7.5%
Accenture Public Limited Company - Class A	28	9,029
CRH Plc (a)	182	8,474
Medtronic Public Limited Company	88	11,068
Ryanair Holdings Plc - ADR (a)	51	5,650
		34,221
Spain 4.9%
Bankinter SA	871	5,094
Industria de Diseno Textil, S.A.	274	10,062
Linea Directa Aseguradora S.A. Compania De Seguros Y Reaseguros,S.A.	871	1,717
Siemens Gamesa Renewable Energy, S.A.	221	5,599
		22,472
Switzerland 4.7%
ABB Ltd. - Class N	348	11,653
Julius Bar Gruppe AG - Class N	120	7,944
Swatch Group AG	8	2,000
		21,597
Hong Kong 4.3%
AIA Group Limited	1,171	13,534
ESR Cayman Limited (a) (b)	2,065	6,251
		19,785
Denmark 3.6%
Carlsberg A/S - Class B	62	10,169
Genmab A/S (a)	14	6,293
		16,462
Netherlands 3.5%
Akzo Nobel N.V.	67	7,276
Universal Music Group N.V. (a) (c)	317	8,501
		15,777
Israel 2.4%
Bank Leumi Le-Israel BM	368	3,140
Israel Discount Bank Ltd.	1,454	7,720
		10,860
Italy 2.1%
Enel SpA	795	6,100
Technogym S.p.A. (b)	299	3,346
		9,446
Finland 2.0%
Sampo Oyj - Class A	186	9,237
Sweden 1.1%
Hexagon Aktiebolag - Class B	338	5,226
Total Common Stocks (cost $354,804)		430,404
PREFERRED STOCKS 2.1%
Germany 2.1%
Volkswagen AG (d)	43	9,567
Total Preferred Stocks (cost $7,199)		9,567
SHORT TERM INVESTMENTS 6.3%
Investment Companies 6.2%
JNL Government Money Market Fund, 0.01% (e) (f)	28,453	28,453
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.01% (e) (f)	269	269
Total Short Term Investments (cost $28,722)		28,722
Total Investments 102.5% (cost $390,725)		468,693
Other Derivative Instruments (0.0)%		(18)
Other Assets and Liabilities, Net (2.5)%		(11,524)
Total Net Assets 100.0%		457,151

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Lazard International Strategic Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ESR Cayman Limited	10/28/19	5,367	6,251	1.4
Knorr - Bremse Aktiengesellschaft	12/18/19	5,870	5,614	1.2
Technogym S.p.A.	03/31/20	2,322	3,346	0.7
		13,559	15,211	3.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Lazard International Strategic Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	SSB	10/01/21	CAD	276	217	—
GBP/USD	SSB	10/01/21	GBP	2,572	3,466	(18)
HKD/USD	SSB	10/04/21	HKD	1,827	235	—
					3,918	(18)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	89,035	341,369	—	430,404
Preferred Stocks	9,567	—	—	9,567
Short Term Investments	28,722	—	—	28,722
	127,324	341,369	—	468,693
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(18)	—	(18)
	—	(18)	—	(18)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 95.7%
United States of America 53.5%
Alnylam Pharmaceuticals, Inc. (a)	136	25,607
Alphabet Inc. - Class A (a)	20	53,564
Amazon.com, Inc. (a)	19	62,619
Autodesk, Inc. (a)	52	14,903
Colgate-Palmolive Co.	139	10,532
Deere & Company	59	19,727
Expeditors International of Washington Inc. (a)	75	8,993
Facebook, Inc. - Class A (a)	150	50,793
Microsoft Corporation (a)	129	36,306
Oracle Corporation	427	37,242
Qualcomm Incorporated (a)	123	15,824
Salesforce.Com, Inc. (a)	118	32,005
Schlumberger Ltd.	357	10,570
SEI Investments Co. (a)	147	8,702
The Boeing Company (a)	177	39,023
Under Armour Inc. - Class A (a)	761	15,355
Vertex Pharmaceuticals Incorporated (a)	68	12,295
Visa Inc. - Class A	160	35,546
Yum! Brands, Inc.	60	7,292
		496,898
China 11.3%
Alibaba Group Holding Limited - ADR (a)	199	29,453
Baidu, Inc. - Class A - ADR (a)	103	15,835
Tencent Holdings Limited	493	29,701
Trip.com Group Limited - ADR (a)	460	14,160
Yum China Holdings, Inc.	272	15,825
		104,974
Switzerland 7.3%
CRISPR Therapeutics AG (a)	142	15,902
Nestle SA - Class N	124	15,003
Novartis AG - Class N	450	36,854
		67,759
Netherlands 7.0%
Adyen B.V. (a) (b)	16	43,856
Core Laboratories N.V.	26	730
NXP Semiconductors N.V.	105	20,543
		65,129
Argentina 6.4%
MercadoLibre S.R.L (a)	35	59,698
United Kingdom 4.4%
Experian PLC	527	22,104
Reckitt Benckiser Group PLC	87	6,836
Unilever PLC (a)	221	11,915
		40,855
Japan 2.0%
Fanuc Ltd.	86	18,782
Brazil 1.5%
American Beverage Co Ambev - ADR	5,209	14,377
Denmark 1.2%
Novo Nordisk A/S - Class B	114	11,007
France 0.8%
Sodexo SA (a)	82	7,212
Hong Kong 0.3%
Budweiser Brewing Company APAC Limited (b)	1,128	2,857
Total Common Stocks (cost $646,265)		889,548
PREFERRED STOCKS 3.4%
Switzerland 3.4%
Roche Holding AG	86	31,491
Total Preferred Stocks (cost $25,602)		31,491
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (c) (d)	6,534	6,534
Total Short Term Investments (cost $6,534)		6,534
Total Investments 99.8% (cost $678,401)		927,573
Other Assets and Liabilities, Net 0.2%		1,588
Total Net Assets 100.0%		929,161

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	08/15/18	16,159	43,856	4.7
Budweiser Brewing Company APAC Limited	09/24/19	3,335	2,857	0.3
		19,494	46,713	5.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	683,421	206,127	—	889,548
Preferred Stocks	31,491	—	—	31,491
Short Term Investments	6,534	—	—	6,534
	721,446	206,127	—	927,573

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 44.3%
Financials 15.4%
ABN AMRO Bank N.V.
4.80%, 04/18/26 (a)	200	225
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	608	647
4.88%, 01/16/24	1,235	1,334
2.88%, 08/14/24	150	156
3.50%, 01/15/25	600	632
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	2,258	2,429
4.26%, 04/10/25 (a)	3,784	4,055
Akbank T.A.S
5.00%, 10/24/22 (a)	200	205
Ally Financial Inc.
1.45%, 10/02/23	72	73
3.88%, 05/21/24	386	415
5.13%, 09/30/24	1,050	1,176
5.75%, 11/20/25	2,384	2,725
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (b)	250	271
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	1,208	1,354
1.95%, 01/30/26 (a)	160	159
Avolon Holdings Funding Limited
3.63%, 05/01/22 (a)	830	842
5.13%, 10/01/23 (a)	259	278
5.50%, 01/15/26 (a)	1,000	1,121
2.13%, 02/21/26 (a)	135	134
4.25%, 04/15/26 (a)	119	128
B.A.T. International Finance P.L.C.
3.95%, 06/15/25 (a)	500	544
Bank of America Corporation
0.52%, 06/14/24	984	984
3.09%, 10/01/25	76	81
3.37%, 01/23/26	367	392
1.32%, 06/19/26	369	368
1.20%, 10/24/26	916	908
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	2,403	2,579
2.03%, 09/30/27 (a)	713	712
BankUnited, Inc.
4.88%, 11/17/25	388	438
Barclays PLC
4.61%, 02/15/23 (b)	2,134	2,164
4.38%, 09/11/24	879	957
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,475	1,569
4.25%, 12/15/25 (a)	1,100	1,216
BBVA Bancomer, S.A.
6.75%, 09/30/22 (a)	800	841
4.38%, 04/10/24 (a)	300	324
BNP Paribas
4.71%, 01/10/25 (a)	200	217
CIT Group Inc.
5.00%, 08/01/23	518	554
4.75%, 02/16/24	481	514
3.93%, 06/19/24	50	52
Citigroup Global Markets Holdings Inc.
0.75%, 06/07/24	775	773
Citigroup Inc.
3.14%, 01/24/23	151	152
1.68%, 05/15/24	86	88
4.04%, 06/01/24	290	307
3.88%, 03/26/25	60	65
4.40%, 06/10/25	2,015	2,229
3.70%, 01/12/26	550	604
CNO Financial Group, Inc.
5.25%, 05/30/25	725	816
CNO Global Funding
1.75%, 10/07/26 (a)	363	363
Commonwealth Bank of Australia
3.38%, 10/20/26 (c)	727	728
Credit Suisse (USA), Inc.
3.63%, 09/09/24	1,011	1,090
Credit Suisse Group AG
3.00%, 12/14/23 (a) (d)	2,979	3,060
4.21%, 06/12/24 (a)	1,182	1,248
2.59%, 09/11/25 (a) (b)	343	355
2.19%, 06/05/26 (a)	500	510
Danske Bank A/S
5.00%, 01/12/23 (a)	200	202
1.17%, 12/08/23 (a)	1,256	1,262
5.38%, 01/12/24 (a)	1,028	1,128
1.23%, 06/22/24 (a)	624	630
0.98%, 09/10/25 (a)	593	592
3.24%, 12/20/25 (a)	3,390	3,596
1.62%, 09/11/26 (a)	219	219
F&G Global Funding
0.90%, 09/20/24 (a)	388	387
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 (a)	360	409
Ford Motor Credit Company LLC
3.81%, 10/12/21	400	400
1.20%, (3 Month USD LIBOR + 1.08%), 08/03/22 (d)	525	523
2.98%, 08/03/22	3,515	3,553
4.25%, 09/20/22	200	205
5.58%, 03/18/24	1,550	1,666
5.13%, 06/16/25	485	527
GA Global Funding Trust
0.80%, 09/13/24 (a) (e)	300	299
General Motors Financial Company, Inc.
5.10%, 01/17/24	2,530	2,762
Glencore Funding LLC
4.13%, 05/30/23 (a)	1,387	1,466
4.13%, 03/12/24 (a)	3,420	3,661
4.63%, 04/29/24 (a)	250	272
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (a) (f) (g)	689	680
HSBC Holdings PLC
4.25%, 03/14/24	300	322
0.73%, 08/17/24	371	371
0.98%, 05/24/25	285	284
Imperial Brands Finance PLC
3.75%, 07/21/22 (a) (h)	310	316
3.13%, 07/26/24 (a) (h)	4,298	4,523
ING Groep N.V.
1.28%, (3 Month USD LIBOR + 1.15%), 03/29/22 (d)	250	251
Intesa Sanpaolo S.p.A.
5.02%, 06/26/24 (a)	2,082	2,250
3.25%, 09/23/24 (a)	2,942	3,117
Intesa Sanpaolo SpA
3.38%, 01/12/23 (a)	411	425
Itau Unibanco Holding S.A.
2.90%, 01/24/23 (a)	400	407
Jefferies Financial Group Inc.
5.50%, 10/18/23	250	266
JPMorgan Chase & Co.
0.82%, 06/01/25	1,148	1,147
0.77%, 08/09/25	971	967
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (a)	919	931
Lloyds Banking Group PLC
1.33%, 06/15/23 (b)	200	201
4.58%, 12/10/25 (b)	200	223
Macquarie Bank Limited
4.88%, 06/10/25 (a) (b)	1,621	1,795
Macquarie Group Limited
3.19%, 11/28/23 (a)	250	257
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/25	732	733
Morgan Stanley
0.79%, 01/22/25	1,224	1,223
0.79%, 05/30/25	1,142	1,138

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Muthoot Finance Limited
4.40%, 09/02/23 (a) (e)	400	408
NatWest Markets N.V.
4.75%, 07/28/25 (a) (b)	1,233	1,368
NatWest Markets PLC
5.13%, 05/28/24	1,185	1,305
0.80%, 08/12/24 (a)	290	289
Navient Corporation
6.50%, 06/15/22	400	413
7.25%, 09/25/23	766	835
5.88%, 10/25/24	354	378
Nordea Bank AB
4.25%, 09/21/22 (a)	200	207
3.75%, 08/30/23 (a)	400	424
Onemain Finance Corporation
8.25%, 10/01/23	262	293
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
4.33%, 05/28/25 (a)	225	249
Rassman, Joel H.
4.88%, 11/15/25	130	146
Rocket Mortgage, LLC
2.88%, 10/15/26 (a)	994	973
Santander Holdings USA, Inc.
3.50%, 06/07/24	200	212
3.45%, 06/02/25	499	534
Santander UK Group Holdings PLC
3.37%, 01/05/24 (b)	625	646
4.75%, 09/15/25 (a)	234	260
SLM Corporation
5.50%, 01/25/23	240	251
6.13%, 03/25/24	159	170
Springleaf Finance Corporation
6.13%, 05/15/22 - 03/15/24	993	1,046
5.63%, 03/15/23	1,006	1,059
Standard Chartered PLC
4.25%, 01/20/23 (a)	1,499	1,516
1.32%, 10/14/23 (a)	200	201
3.89%, 03/15/24 (a)	713	745
0.99%, 01/12/25 (a)	320	319
1.21%, 03/23/25 (a)	200	200
3.20%, 04/17/25 (a)	615	650
2.82%, 01/30/26 (a)	1,689	1,757
SunTrust Banks, Inc.
0.71%, (3 Month USD LIBOR + 0.59%), 05/17/22 (d)	325	326
Synovus Financial Corp.
3.13%, 11/01/22	546	558
The Goldman Sachs Group, Inc.
1.17%, (3 Month USD LIBOR + 1.05%), 06/05/23 (d)	327	332
0.66%, 09/10/24	984	984
3.50%, 01/23/25 - 04/01/25	520	559
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (b)	406	413
3.88%, 09/12/23	393	417
Turkiye Vakiflar Bankasi T.A.O.
5.63%, 05/30/22 (a)	200	204
UBS AG
7.63%, 08/17/22	2,824	2,992
5.13%, 05/15/24 (c)	1,900	2,079
UBS Group Funding (Switzerland) AG
1.35%, (3 Month USD LIBOR + 1.22%), 05/23/23 (a) (d)	250	252
UniCredit S.p.A.
4.03%, (3 Month USD LIBOR + 3.90%), 01/14/22 (a) (d)	443	447
6.57%, 01/14/22 (a)	598	608
7.83%, 12/04/23 (a)	350	399
USIS Merger Sub, Inc.
6.88%, 05/01/25 (a)	670	682
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (a) (b)	250	268
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	200	203
4.75%, 04/29/25 (a)	1,215	1,310
		121,634
Energy 6.4%
Cenovus Energy Inc.
5.38%, 07/15/25	1,545	1,749
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	841	950
5.88%, 03/31/25	2,849	3,218
Cimarex Energy Co.
4.38%, 06/01/24	1,037	1,117
Continental Resources, Inc.
4.50%, 04/15/23	683	708
3.80%, 06/01/24	455	477
CrownRock, L.P.
5.63%, 10/15/25 (a)	1,108	1,136
Devon Energy Corporation
8.25%, 08/01/23 (a)	800	896
5.25%, 09/15/24 - 10/15/27 (a)	2,469	2,676
Diamondback Energy, Inc.
0.90%, 03/24/23	844	844
2.88%, 12/01/24	1,282	1,345
4.75%, 05/31/25	154	171
Dolphin Energy Limited
5.50%, 12/15/21 (c)	865	873
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	990	1,046
Energy Transfer LP
4.25%, 03/15/23	667	695
Enviva Partners, LP
6.50%, 01/15/26 (a)	223	231
EQT Corporation
3.13%, 05/15/26 (a)	224	230
Florida Gas Transmission Company, LLC
3.88%, 07/15/22 (a)	300	305
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	374	381
Greenko Mauritius
6.25%, 02/21/23 (a)	200	205
Harvest Operations Corp.
1.00%, 04/26/24 (a)	280	280
Helmerich & Payne, Inc.
4.65%, 03/15/25	435	480
Korea National Oil Corporation
2.88%, 03/27/22 (a)	300	304
Laredo Petroleum, Inc.
9.50%, 01/15/25	1,766	1,845
Lundin Energy Finance B.V.
2.00%, 07/15/26 (a)	1,539	1,549
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	144	148
Matador Resources Company
5.88%, 09/15/26	1,069	1,103
MEG Energy Corp.
6.50%, 01/15/25 (a)	1,872	1,926
Murphy Oil Corporation
6.88%, 08/15/24	431	440
NOVA Gas Transmission Ltd.
7.88%, 04/01/23	500	552
Occidental Petroleum Corporation
6.95%, 07/01/24	300	338
2.90%, 08/15/24	364	371
Oceaneering International, Inc.
4.65%, 11/15/24	770	790
Parsley Energy, LLC
5.63%, 10/15/27 (a)	1,055	1,126
PDC Energy, Inc.
6.13%, 09/15/24	321	326
5.75%, 05/15/26	357	372
Petro-Canada
9.25%, 10/15/21	1,000	1,003
7.88%, 06/15/26	110	138

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Petroleos Mexicanos
6.88%, 08/04/26	464	504
Petróleos Mexicanos
3.76%, (3 Month USD LIBOR + 3.65%), 03/11/22 (d)	350	352
5.38%, 03/13/22	150	152
3.50%, 01/30/23	150	152
4.63%, 09/21/23	1,000	1,037
6.88%, 10/16/25 (a)	168	184
Range Resources Corporation
9.25%, 02/01/26	1,430	1,559
Reliance Industries Limited
5.40%, 02/14/22 (a)	1,600	1,627
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23	539	573
5.75%, 05/15/24	1,700	1,889
5.88%, 06/30/26	1,000	1,176
Saudi Arabian Oil Company
2.88%, 04/16/24 (a)	200	209
1.63%, 11/24/25 (a)	350	350
SM Energy Company
10.00%, 01/15/25 (a)	375	418
Suncor Energy Ventures Holding Corporation
4.50%, 04/01/22 (a)	3,925	3,995
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	600	613
Valero Energy Corporation
2.70%, 04/15/23	500	516
1.20%, 03/15/24	116	117
3.65%, 03/15/25 (e)	533	575
2.85%, 04/15/25	313	330
Viper Energy Partners LP
5.38%, 11/01/27 (a)	466	487
Western Midstream Operating, LP
2.23%, (3 Month USD LIBOR + 0.85%), 01/13/23 (d) (h)	906	906
		50,065
Utilities 5.4%
Alexander Funding Trust
1.84%, 11/15/23 (a)	1,110	1,131
American Transmission Systems, Incorporated
5.25%, 01/15/22 (a)	2,500	2,531
Atmos Energy Corporation
0.63%, 03/09/23	2,811	2,811
BG Gas International B.V.
0.00%, 11/04/21 (c) (i)	350	350
Calpine Corporation
5.25%, 06/01/26 (a)	831	855
Centrica PLC
4.00%, 10/16/23 (a)	1,000	1,049
Comision Federal de Electricidad
4.88%, 01/15/24 (a)	1,350	1,460
Dominion Energy, Inc.
0.65%, (3 Month USD LIBOR + 0.53%), 09/15/23 (d) (e)	1,287	1,291
Emera US Holdings Inc.
0.83%, 06/15/24 (a)	180	179
Enel Finance International N.V.
2.65%, 09/10/24 (a)	750	786
1.38%, 07/12/26 (a)	494	491
Entergy Utility Assets, LLC
0.95%, 10/01/24	472	472
FirstEnergy Corp.
3.35%, 07/15/22 (f) (h)	1,300	1,315
4.75%, 03/15/23 (f) (h)	725	753
2.05%, 03/01/25	510	515
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	335	365
Great Plains Energy Incorporated
5.29%, 06/15/22 (f)	225	229
Jersey Central Power & Light Company
4.70%, 04/01/24 (a)	427	462
Monongahela Power Company
4.10%, 04/15/24 (a)	400	428
National Fuel Gas Company
5.50%, 01/15/26 (h)	1,205	1,386
NextEra Energy Capital Holdings, Inc.
0.40%, (3 Month USD LIBOR + 0.27%), 02/22/23 (d)	3,200	3,198
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,336	1,422
6.63%, 01/15/27	293	304
OGE Energy Corp.
0.70%, 05/26/23	117	117
One Gas, Inc.
0.72%, (3 Month USD LIBOR + 0.61%), 03/11/23 (d)	194	195
0.85%, 03/11/23	3,543	3,544
1.10%, 03/11/24	3,552	3,552
Origin Energy Finance Limited
5.45%, 10/14/21 (a)	400	399
Pacific Gas And Electric Company
1.37%, 03/10/23	795	792
3.75%, 02/15/24	1,585	1,652
3.15%, 01/01/26	2,055	2,122
Puget Energy, Inc.
5.63%, 07/15/22	1,250	1,284
3.65%, 05/15/25	1,500	1,606
The AES Corporation
3.30%, 07/15/25 (a)	726	771
TransAlta Corporation
4.50%, 11/15/22	715	734
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	2,133	2,240
		42,791
Consumer Discretionary 5.3%
Arcos Dorados S.A.
6.63%, 09/27/23 (a)	835	903
5.88%, 04/04/27 (a)	250	259
Carnival Corporation
11.50%, 04/01/23 (a)	2,142	2,391
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	25	26
Daimler Finance North America LLC
0.79%, (3 Month USD LIBOR + 0.67%), 11/05/21 (a) (d)	625	625
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	568	598
8.13%, 07/01/27 (a)	773	869
Expedia Group, Inc.
3.60%, 12/15/23 (h)	500	529
6.25%, 05/01/25 (a)	547	631
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	2,349	2,511
Ford Motor Company
8.50%, 04/21/23	175	192
General Motors Company
5.40%, 10/02/23	871	950
6.13%, 10/01/25	22	26
General Motors Financial Company, Inc.
3.15%, 06/30/22	825	840
2.75%, 06/20/25	1,666	1,742
5.25%, 03/01/26	398	455
GLP Financing, LLC
5.25%, 06/01/25	750	837
Hasbro, Inc.
3.00%, 11/19/24 (e) (h)	266	282
Hyatt Hotels Corporation
1.30%, 10/01/23 (h)	492	493
1.80%, 10/01/24	376	377
Hyundai Capital America
2.85%, 11/01/22 (a)	695	712
1.25%, 09/18/23 (a)	1,290	1,301
0.80%, 01/08/24 (a)	497	495
0.88%, 06/14/24 (a)	1,048	1,042
1.00%, 09/17/24 (a)	309	308
5.88%, 04/07/25 (a)	451	516
1.30%, 01/08/26 (a)	252	248

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
IHO Verwaltungs GmbH
4.75%, 09/15/26 (a) (g)	750	769
International Game Technology PLC
6.50%, 02/15/25 (a)	266	297
4.13%, 04/15/26 (a)	405	421
IRB Holding Corp.
6.75%, 02/15/26 (a)	319	328
L Brands, Inc.
9.38%, 07/01/25 (a)	281	357
Lennar Corporation
4.75%, 11/15/22 (f)	558	578
4.88%, 12/15/23	625	675
4.50%, 04/30/24	2,255	2,440
4.75%, 05/30/25	823	917
Macy's Retail Holdings, LLC
3.63%, 06/01/24 (e)	672	700
Marriott International, Inc.
5.75%, 05/01/25 (h)	58	66
Mattel, Inc.
3.15%, 03/15/23 (e)	600	611
3.38%, 04/01/26 (a)	212	219
Meituan
2.13%, 10/28/25 (a)	400	389
MGM Resorts International
6.00%, 03/15/23	35	37
6.75%, 05/01/25	430	454
NCL Corporation Ltd.
5.88%, 03/15/26 (a)	664	681
Newell Brands Inc.
4.35%, 04/01/23 (f) (h)	279	290
4.88%, 06/01/25	549	606
PVH Corp.
4.63%, 07/10/25 (h)	1,951	2,148
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	654	745
Scientific Games International, Inc.
8.63%, 07/01/25 (a)	1,060	1,149
Tapestry, Inc.
3.00%, 07/15/22 (h)	1,279	1,299
4.25%, 04/01/25	1,500	1,620
The Gap, Inc.
8.63%, 05/15/25 (a)	925	1,010
The William Carter Company
5.50%, 05/15/25 (a)	689	724
Vail Resorts, Inc.
6.25%, 05/15/25 (a)	536	566
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (a)	200	203
Wyndham Destinations, Inc.
6.60%, 10/01/25 (f) (h)	228	256
Wynn Las Vegas, LLC
4.25%, 05/30/23 (a)	854	863
5.50%, 03/01/25 (a)	88	89
		41,665
Industrials 3.3%
Air Lease Corporation
3.00%, 09/15/23	2,000	2,079
Aircastle Limited
4.40%, 09/25/23	808	860
5.25%, 08/11/25 (a)	964	1,073
American Airlines Group Inc.
3.75%, 03/01/25 (a) (e)	715	643
BAE Systems PLC
4.75%, 10/11/21 (a)	500	500
CNH Industrial N.V.
4.50%, 08/15/23	250	267
Flowserve Corporation
4.00%, 11/15/23	98	104
Fluor Corporation
3.50%, 12/15/24	65	68
Granite US Holdings Corporation
11.00%, 10/01/27 (a) (e)	816	896
Howmet Aerospace Inc.
5.13%, 10/01/24	130	143
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)	503	503
3.84%, 05/01/25	668	723
IHS Markit Ltd.
4.13%, 08/01/23	901	955
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	107	111
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	38	39
Otis Worldwide Corporation
0.59%, (3 Month USD LIBOR + 0.45%), 04/05/23 (d)	250	250
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	720	753
5.50%, 02/15/24 (a)	2,454	2,680
Quanta Services, Inc.
0.95%, 10/01/24	193	193
Rassman, Joel H.
4.38%, 04/15/23	202	210
Rumo Luxembourg SARL
5.88%, 01/18/25 (a)	400	414
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	475	535
The Boeing Company
2.80%, 03/01/23	443	456
4.51%, 05/01/23 (h)	1,849	1,953
4.88%, 05/01/25 (h)	2,039	2,270
2.20%, 02/04/26 (h)	1,750	1,764
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a)	301	308
TransDigm Inc.
8.00%, 12/15/25 (a)	564	601
Triton Container International Limited
0.80%, 08/01/23 (a)	886	885
1.15%, 06/07/24 (a)	199	199
Uber Technologies, Inc.
7.50%, 05/15/25 (a)	86	92
8.00%, 11/01/26 (a)	696	741
Westinghouse Air Brake Technologies Corporation
4.38%, 08/15/23	925	974
3.20%, 06/15/25 (h)	526	558
XPO Logistics, Inc.
6.25%, 05/01/25 (a)	450	475
ZLS Prestigia Ltd
5.00%, 11/01/22 (a)	750	777
		26,052
Information Technology 2.3%
ADS Alliance Data Systems, Inc.
4.75%, 12/15/24 (a)	711	729
7.00%, 01/15/26 (a) (e)	1,413	1,513
Dell International L.L.C.
5.45%, 06/15/23 (h)	1,865	2,001
4.00%, 07/15/24 (h)	305	330
5.85%, 07/15/25 (h)	2,750	3,199
Flex Ltd.
3.75%, 02/01/26	803	873
Microchip Technology Incorporated
4.33%, 06/01/23	394	417
2.67%, 09/01/23	648	672
0.97%, 02/15/24 (a)	1,777	1,778
4.25%, 09/01/25	272	284
NXP B.V.
3.88%, 09/01/22 (a)	450	462
Sabre GLBL Inc.
7.38%, 09/01/25 (a)	819	872
SK Hynix Inc.
1.00%, 01/19/24 (a)	498	496
1.50%, 01/19/26 (a)	1,000	987
Skyworks Solutions, Inc.
1.80%, 06/01/26	1,062	1,077
SYNNEX Corporation
1.25%, 08/09/24 (a) (h)	337	338
VeriSign, Inc.
5.25%, 04/01/25	870	990

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
VMware, Inc.
2.95%, 08/21/22	625	638
1.00%, 08/15/24	468	470
		18,126
Materials 1.7%
Alcoa Nederland Holding B.V.
5.50%, 12/15/27 (a)	713	765
6.13%, 05/15/28 (a)	295	321
Anglo American Capital PLC
4.88%, 05/14/25 (a)	333	372
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (a)	600	637
Braskem SA
6.45%, 02/03/24	200	222
CSN Resources S.A.
7.63%, 04/17/26 (a) (e)	900	952
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a)	62	66
Forterra Finance, LLC
6.50%, 07/15/25 (a)	24	26
Freeport-McMoRan Inc.
3.55%, 03/01/22	500	501
3.88%, 03/15/23	345	356
4.55%, 11/14/24	874	945
Glencore Finance (Canada) Limited
4.95%, 11/15/21 (a)	1,680	1,689
4.25%, 10/25/22 (a) (f) (h)	417	433
Glencore Funding LLC
1.63%, 04/27/26 (a)	334	332
Kinross Gold Corporation
5.95%, 03/15/24	136	151
LYB International Finance III, LLC
1.14%, (3 Month USD LIBOR + 1.00%), 10/01/23 (d)	1,000	1,000
MOS Holdings Inc.
3.25%, 11/15/22	444	457
Novelis Corporation
3.25%, 11/15/26 (a)	243	246
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (a)	336	337
POSCO
2.38%, 11/12/22 (a)	2,000	2,036
Steel Dynamics, Inc.
5.00%, 12/15/26	800	828
Suzano Austria GmbH
5.75%, 07/14/26 (a)	412	478
Westrock Company, Inc.
3.00%, 09/15/24	500	529
		13,679
Health Care 1.5%
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	1,026	1,048
Becton, Dickinson and Company
1.15%, (3 Month USD LIBOR + 1.03%), 06/06/22 (d)	1,000	1,006
Centene Corporation
4.25%, 12/15/27	1,001	1,048
Encompass Health Corporation
5.13%, 03/15/23	38	38
Fresenius Medical Care
5.88%, 01/31/22 (a)	250	254
HCA Inc.
8.36%, 04/15/24	109	127
5.38%, 02/01/25	676	755
5.25%, 04/15/25 - 06/15/26	2,437	2,786
Humana Inc.
0.65%, 08/03/23	497	497
Molina Healthcare, Inc.
5.38%, 11/15/22 (f)	1,320	1,365
Mylan Inc
3.13%, 01/15/23 (a)	1,192	1,231
PerkinElmer, Inc.
0.85%, 09/15/24	579	579
Select Medical Corporation
6.25%, 08/15/26 (a)	750	789
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	495	492
		12,015
Communication Services 1.2%
Altice France Holding S.A.
8.13%, 02/01/27 (a)	548	591
Altice France S.A.
7.38%, 05/01/26 (a)	879	912
Baidu, Inc.
4.38%, 05/14/24	600	649
3.08%, 04/07/25	400	420
CCO Holdings, LLC
5.50%, 05/01/26 (a)	150	155
5.13%, 05/01/27 (a)	146	152
Clear Channel International B.V.
6.63%, 08/01/25 (a)	200	208
CSC Holdings, LLC
6.75%, 11/15/21	1,450	1,455
DISH DBS Corporation
5.88%, 07/15/22	1,468	1,513
iHeartCommunications, Inc.
6.38%, 05/01/26	160	168
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	288	291
Netflix, Inc.
3.63%, 06/15/25 (a)	625	664
4.38%, 11/15/26	88	98
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	224	237
Univision Communications Inc.
5.13%, 02/15/25 (a)	677	688
Weibo Corporation
1.25%, 11/15/22 (b)	540	523
3.50%, 07/05/24	650	679
		9,403
Consumer Staples 1.0%
Albertsons Companies, Inc.
5.75%, 03/15/25	5	5
Ashtead Capital, Inc.
4.38%, 08/15/27 (a)	600	629
Bacardi Limited
4.45%, 05/15/25 (a)	200	220
BAT Capital Corp.
1.00%, (3 Month USD LIBOR + 0.88%), 08/15/22 (d) (e)	361	363
3.22%, 08/15/24	2,558	2,714
Chobani LLC
7.50%, 04/15/25 (a)	800	833
FAGE International S.A.
5.63%, 08/15/26 (a)	660	679
Kraft Heinz Foods Company
3.00%, 06/01/26	56	59
NBM US Holdings Inc
7.00%, 05/14/26 (a)	1,000	1,064
Reynolds American Inc.
4.45%, 06/12/25	150	165
U.S. Foods Inc.
6.25%, 04/15/25 (a)	83	87
Viterra Finance B.V.
2.00%, 04/21/26 (a)	753	757
		7,575
Real Estate 0.7%
Hat Holdings I LLC
6.00%, 04/15/25 (a)	847	886
3.38%, 06/15/26 (a)	770	781
iStar Inc.
5.50%, 02/15/26	954	997
MPT Operating Partnership, L.P.
5.00%, 10/15/27	970	1,023
Park Intermediate Holdings LLC
7.50%, 06/01/25 (a)	825	877

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Reckson Operating Partnership, L.P.
4.50%, 12/01/22 (e)	450	464
Vornado Realty L.P.
3.50%, 01/15/25	639	679
2.15%, 06/01/26	121	123
		5,830
Financials 0.1%
Barclays PLC
5.20%, 05/12/26	440	504
Total Corporate Bonds And Notes (cost $346,947)		349,339
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 39.9%
225 Liberty Street Trust 2016-225L
Series 2016-A-225L, REMIC, 3.60%, 02/12/26	813	879
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-A-5BP, REMIC, 0.73%, (1 Month USD LIBOR + 0.65%), 06/15/33 (d)	1,250	1,250
ACREC 2021-FL1 Ltd
Series 2021-A-FL1, 0.00%, (1 Month USD LIBOR + 1.15%), 10/05/36 (d)	2,400	2,400
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,100	1,101
Ally Auto Receivables Trust 2019-3
Series 2019-A3-3, 1.93%, 04/15/23	2,614	2,636
American Credit Acceptance Receivables Trust 2020-3
Series 2020-A-3, 0.62%, 10/13/23	920	920
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-B-1, 3.13%, 02/18/25	300	305
Series 2019-C-1, 3.36%, 02/18/25	395	408
Americredit Automobile Receivables Trust 2020-1
Series 2020-B-1, 1.48%, 01/18/25	202	204
AmeriCredit Automobile Receivables Trust 2020-2
Series 2020-A2A-2, 0.60%, 03/18/22	196	196
Anchorage Capital CLO 3-R, LLC
Series 2014-A-3RA, 1.18%, (3 Month USD LIBOR + 1.05%), 01/28/31 (d)	296	296
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	71	71
Angel Oak Mortgage Trust LLC
Series 2021-A1-4, REMIC, 1.04%, 08/25/25 (d)	969	970
AOA 2015-1177 Mortgage Trust
Series 2015-A-1177, REMIC, 2.96%, 12/15/21	152	152
Apidos CLO XXIV
Series 2016-A1AL-24A, 1.08%, (3 Month USD LIBOR + 0.95%), 10/21/30 (d)	1,600	1,600
Apidos Clo Xxv Blocker A
Series 2016-A1R-25A, 1.30%, (3 Month USD LIBOR + 1.17%), 10/20/31 (d)	2,510	2,510
Apidos CLO XXXI
Series 2019-A1R-31A, 1.23%, (3 Month USD LIBOR + 1.10%), 04/15/31 (d)	1,700	1,701
AptarGroup Inc.
Series 2018-A-FL1, 1.23%, (1 Month USD LIBOR + 1.15%), 02/15/24 (d)	750	750
Aqua Finance Trust 2017-A
Series 2021-A-A, 1.54%, 02/17/27	1,513	1,513
Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd.
Series 2021-A-FL2, 1.19%, (1 Month USD LIBOR + 1.10%), 05/15/36 (d)	760	760
Arbor Realty Commercial Real Estate Notes 2021-FL3
Series 2021-A-FL3, 1.24%, (1 Month USD LIBOR + 1.15%), 08/15/34 (d)	990	990
Ares L CLO Ltd
Series 2018-AR-50A, 1.17%, (3 Month USD LIBOR + 1.05%), 06/15/32 (d)	1,510	1,511
Ares XLII Clo Ltd
Series 2017-AR-42A, 1.06%, (3 Month USD LIBOR + 0.92%), 01/24/28 (d)	1,500	1,500
Atrium Hotel Portfolio Trust
Series 2018-A-ATRM, REMIC, 1.03%, (1 Month USD LIBOR + 0.95%), 06/15/35 (d)	1,150	1,151
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-2A, 3.35%, 09/20/24	1,310	1,397
BA Credit Card Trust
Series 2019-A1-A1, 1.74%, 08/15/22	288	292
BA Master Credit Card Trust II
Series 2020-A-1A, 1.99%, 03/21/23	859	880
Bain Capital Credit
Series 2017-A1R-1A, 1.10%, (3 Month USD LIBOR + 0.97%), 07/20/30 (d)	1,600	1,600
Bain Capital Credit CLO
Series 2020-A1-5A, 1.35%, (3 Month USD LIBOR + 1.22%), 01/20/32 (d)	410	410
Barings CLO Ltd 2019-III
Series 2019-A1R-3A, 1.20%, (3 Month USD LIBOR + 1.07%), 04/21/31 (d)	1,480	1,481
BBCMS 2019-BWAY Mortgage Trust
Series 2019-A-BWAY, REMIC, 1.04%, (1 Month USD LIBOR + 0.96%), 11/15/21 (d)	845	845
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 0.81%, (1 Month USD LIBOR + 0.72%), 03/16/37 (d) (f)	2,060	2,054
Series 2018-C-TALL, REMIC, 1.20%, (1 Month USD LIBOR + 1.12%), 03/16/37 (d) (f)	2,100	2,055
BBCMS Trust
Series 2018-A-BXH, REMIC, 1.08%, (1 Month USD LIBOR + 1.00%), 10/15/37 (d) (f)	76	76
BDS 2018-FL1
Series 2021-A-FL8, 1.02%, (1 Month USD LIBOR + 0.92%), 01/18/36 (d)	1,600	1,599
BDS 2021-FL7 Ltd
Series 2021-A-FL7, 1.16%, (1 Month USD LIBOR + 1.07%), 06/16/26 (d)	2,230	2,230
Benchmark 2021-B23 Mortgage Trust
Series 2021-A2-B23, REMIC, 1.62%, 01/16/26	185	187
Benefit Strategy Partners LLC
Series 2014-ARRR-IVA, 1.31%, (3 Month USD LIBOR + 1.18%), 01/20/32 (d)	480	480
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R2-IIIA, 1.19%, (3 Month USD LIBOR + 1.00%), 07/20/29 (d)	1,200	1,200
BFLD Trust
Series 2019-E-DPLO, REMIC, 2.32%, (1 Month USD LIBOR + 2.24%), 10/15/21 (d)	1,900	1,881
BHP Trust 2019-BXHP
Series 2019-A-BXHP, REMIC, 1.06%, (1 Month USD LIBOR + 0.98%), 08/15/36 (d)	64	64
BlueMountain Fuji US Clo I Ltd
Series 2017-A1R-1A, 1.11%, (3 Month USD LIBOR + 0.98%), 07/20/29 (d)	3,000	2,999
BSPRT 2019-FL5 Issuer, Ltd.
Series 2019-A-FL5, 1.23%, (1 Month USD LIBOR + 1.15%), 05/15/29 (d)	318	318
BWAY 2013-1515 Mortgage Trust
Series 2013-A2-1515, REMIC, 3.45%, 03/12/25	640	687
BX Commercial Mortgage Trust 2019-IMC
Series 2019-B-IMC, REMIC, 1.38%, (1 Month USD LIBOR + 1.30%), 04/17/34 (d)	1,000	998
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 1.00%, (1 Month USD LIBOR + 0.92%), 10/15/21 (d)	265	265
Series 2019-B-XL, REMIC, 1.16%, (1 Month USD LIBOR + 1.08%), 10/15/21 (d)	227	227
Series 2019-C-XL, REMIC, 1.33%, (1 Month USD LIBOR + 1.25%), 10/15/21 (d)	177	177
Series 2019-D-XL, REMIC, 1.53%, (1 Month USD LIBOR + 1.45%), 10/15/21 (d)	3,290	3,294
Series 2019-F-XL, REMIC, 2.08%, (1 Month USD LIBOR + 2.00%), 10/15/21 (d)	221	221
BX Trust
Series 2021-A-MFM1, REMIC, 0.78%, (1 Month USD LIBOR + 0.70%), 01/17/23 (d)	700	700
Series 2017-F-SLCT, REMIC, 4.33%, (1 Month USD LIBOR + 4.25%), 07/15/34 (d) (f)	3,400	3,407
Series 2018-A-GW, REMIC, 0.88%, (1 Month USD LIBOR + 0.80%), 05/15/37 (d) (f)	2,890	2,889
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 0.75%, (1 Month USD LIBOR + 0.65%), 08/17/26 (d)	1,850	1,851
Series 2021-B-FILM, REMIC, 1.00%, (1 Month USD LIBOR + 0.90%), 08/17/26 (d)	530	530

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	94	95
Series 2019-A2-A2, 1.72%, 08/15/22	613	621
Series 2005-B3-B3, 0.68%, (3 Month USD LIBOR + 0.55%), 07/15/25 (d)	463	461
Carlyle Global Market Strategies CLO 2015-1, Ltd.
Series 2015-AR3-1A, 1.11%, (3 Month USD LIBOR + 0.98%), 07/21/31 (d)	1,010	1,010
Carlyle US CLO 2017-2, Ltd.
Series 2017-A1R-2A, 1.18%, (3 Month USD LIBOR + 1.05%), 07/21/31 (d)	2,000	2,000
Carlyle US CLO 2017-3, Ltd.
Series 2017-A1AR-3A, 1.03%, (3 Month USD LIBOR + 0.90%), 07/20/29 (d)	360	360
CarMax Auto Owner Trust 2018-3
Series 2018-A3-3, 3.13%, 06/15/23	21	21
CarMax Auto Owner Trust 2020-1
Series 2020-C-1, 2.34%, 11/17/25	237	244
Carmax Auto Owner Trust 2020-2
Series 2020-D-2, 5.75%, 03/15/24	1,810	1,981
CarMax Auto Owner Trust 2020-2
Series 2020-A3-2, 1.70%, 11/15/24	26	26
CarMax Auto Owner Trust 2020-4
Series 2020-B-4, 0.85%, 06/15/26	971	971
CarMax Auto Owner Trust 2021-1
Series 2021-C-1, 0.94%, 02/17/25	866	857
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	375	375
Carvana Auto Receivables Trust 2021-N2
Series 2021-A1-N2, 0.32%, 10/10/23	1,374	1,374
Cedar Funding Ltd
Series 2021-A-14A, 1.19%, (3 Month USD LIBOR + 1.10%), 07/15/33 (d)	1,220	1,221
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 0.00%, (3 Month USD LIBOR + 1.10%), 10/20/32 (d)	1,400	1,400
Cedar Funding XI Clo Ltd
Series 2019-A1R-11A, 1.18%, (3 Month USD LIBOR + 1.05%), 06/01/32 (d)	1,440	1,440
CF Hippolyta Issuer LLC
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	2,982	2,988
CHT 2017-COSMO Mortgage Trust
Series 2017-B-CSMO, REMIC, 1.48%, (1 Month USD LIBOR + 1.40%), 11/15/36 (d) (f)	810	810
CHT Mortgage Trust
Series 2017-A-CSMO, REMIC, 1.01%, (1 Month USD LIBOR + 0.93%), 11/17/36 (d) (f)	600	600
CIFC Funding Ltd.
Series 2013-A1L2-2A, 1.13%, (3 Month USD LIBOR + 1.00%), 10/18/30 (d)	1,400	1,400
Series 2014-A1R2-1A, 1.23%, (3 Month USD LIBOR + 1.10%), 01/31/31 (d)	250	250
Series 2021-A-4A, 1.17%, (3 Month USD LIBOR + 1.05%), 07/15/33 (d)	2,000	2,001
Citigroup Commercial Mortgage Trust 2020-GC46
Interest Only, Series 2020-XA-GC46, REMIC, 1.11%, 02/18/53 (d)	34,893	2,366
Citigroup Inc.
Series 2015-AM-PC1, REMIC, 4.29%, 06/12/25 (d)	150	161
Comenity Bank
Series 2019-A-C, 2.21%, 09/15/22	1,358	1,384
Series 2019-A-B, REMIC, 2.49%, 06/15/22	482	490
COMM 2013-CCRE6 Mortgage Trust
Series 2013-A4-CR6, REMIC, 3.10%, 02/10/23	410	418
COMM 2014-277P Mortgage Trust
Series 2014-A-277P, REMIC, 3.73%, 08/12/24 (d)	700	747
COMM 2014-CCRE17 Mortgage Trust
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	381	404
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	376
COMM 2014-UBS4 Mortgage Trust
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	457
COMM 2015-LC21 Mortgage Trust
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	396	423
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	334	351
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	400	430
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	308	327
Series 2020-A-SBX, REMIC, 1.67%, 01/12/26	425	430
CPS Auto Receivables Trust 2020-C
Series 2020-B-C, 1.01%, 01/15/25	2,018	2,025
Credit Acceptance Auto Loan Trust 2021-3
Series 2021-A-3A, 1.00%, 07/15/24	600	600
Credit Suisse Mortgage Capital Certificates
Series 2021-A-ADV, 1.49%, (1 Month USD LIBOR + 1.40%), 07/15/38 (d)	510	510
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (f)	421	423
Series 2019-A-ICE4, REMIC, 1.06%, (1 Month USD LIBOR + 0.98%), 05/15/36 (d)	800	801
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.31%, (1 Month USD LIBOR + 1.23%), 05/15/36 (d)	250	250
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, REMIC, 1.21%, 05/25/65 (f)	216	217
CSMC 2021-AFC1 Trust
Series 2021-A1-AFC1, REMIC, 0.83%, 02/25/25 (d)	195	196
CSMC 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 0.81%, 02/25/25 (f)	1,774	1,778
CSMC 2021-NQM3 Trust
Series 2021-A1-NQM3, REMIC, 1.01%, 05/25/25 (d)	534	534
CSMC 2021-NQM6
Series 2021-A1-NQM6, 1.17%, 07/25/66 (d)	1,970	1,971
Series 2021-A2-NQM6, 1.38%, 07/25/66 (d)	1,290	1,291
DBWF 2018-GLKS Mortgage Trust
Series 2018-A-GLKS, REMIC, 1.11%, (1 Month USD LIBOR + 1.03%), 12/19/25 (d)	850	851
Deephaven Residential Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.34%, 03/25/24 (d)	43	43
Deephaven Residential Mortgage Trust 2021-3
Series 2021-A1-3, 1.19%, 08/25/66	1,970	1,972
Dell Equipment Finance Trust 2020-2
Series 2020-A3-2, 0.57%, 10/23/23	463	465
Dell Equipment Finance Trust 2021-2
Series 2021-A2-2, 0.33%, 06/22/23	785	785
Discover Card Execution Note Trust
Series 2017-A2-A2, 2.39%, 01/18/22	136	137
Drive Auto Receivables Trust 2018-2
Series 2018-D-2, 4.14%, 08/15/24	49	50
Drive Auto Receivables Trust 2018-5
Series 2018-D-5, 4.30%, 08/15/22	523	536
Drive Auto Receivables Trust 2019-1
Series 2019-D-1, REMIC, 4.09%, 06/15/26	554	568
Drive Auto Receivables Trust 2020-2
Series 2020-B-2, 1.42%, 12/15/22	2,430	2,443
Drive Auto Receivables Trust 2021-2
Series 2021-A2-2, REMIC, 0.36%, 05/15/24	1,325	1,325
Series 2021-D-2, REMIC, 1.39%, 03/15/29	1,127	1,123
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 1.25%, (3 Month USD LIBOR + 1.12%), 01/15/31 (d)	530	530
Dryden 55 CLO, Ltd.
Series 2018-A1-55A, 1.15%, (3 Month USD LIBOR + 1.02%), 04/15/31 (d)	1,600	1,600
Dryden 72 CLO Ltd
Series 2019-AR-72A, 1.24%, (3 Month USD LIBOR + 1.08%), 05/17/32 (d)	1,130	1,130
Dryden Senior Loan Fund
Series 2017-A1R-47A, 1.11%, (3 Month USD LIBOR + 0.98%), 04/15/28 (d)	1,700	1,700

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
DSC Floorplan Master Owner Trust
Series 2018-A2-2A, 3.69%, 10/15/21	2,069	2,074
Series 2019-A2-2A, 2.07%, 10/15/22	2,400	2,443
Ellington Financial Mortgage Trust
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (d)	112	112
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (d)	529	530
Elmwood CLO X Ltd
Series 2021-A-3A, 1.16%, 10/20/34 (d)	1,570	1,570
Enterprise Fleet Financing 2020-2, LLC
Series 2020-A2-2, REMIC, 0.61%, 01/20/24	297	297
Exeter Automobile Receivables Trust 2018-1
Series 2018-D-1A, 3.53%, 11/15/23	231	234
Exeter Automobile Receivables Trust 2021-2
Series 2021-A2-2A, 0.27%, 01/16/24	441	441
Series 2021-C-2A, 0.98%, 06/15/26	375	376
Series 2021-D-2A, 1.40%, 04/15/27	655	653
Exeter Automobile Receivables Trust 2021-3
Series 2021-A2-3A, 0.34%, 01/16/24	975	975
Series 2021-D-3A, 1.55%, 06/15/27	760	759
Fifth Third Auto Trust 2019-1
Series 2019-A3-1, 2.64%, 12/15/23	119	120
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-A-FBLU, REMIC, 3.14%, 12/12/24	1,000	1,047
Ford Credit Auto Lease Trust 2021-A
Series 2021-A2-A, 0.19%, 07/15/22	674	674
Series 2021-A3-A, 0.26%, 02/15/23	657	657
Series 2021-A4-A, 0.30%, 04/15/23	1,109	1,109
Ford Credit Auto Owner Trust 2017-REV1
Series 2017-A-1, 2.62%, 02/15/22 (d)	500	504
Ford Credit Auto Owner Trust 2018-B
Series 2018-A3-B, 3.24%, 11/15/21	24	24
Ford Credit Auto Owner Trust 2018-REV1
Series 2018-A-1, 3.19%, 01/15/25	2,710	2,902
Ford Credit Auto Owner Trust 2018-REV2
Series 2018-A-2, 3.47%, 07/15/23 (f)	175	184
Ford Credit Auto Owner Trust 2019-REV1
Series 2019-A-1, 3.52%, 01/15/24 (f)	524	558
Ford Credit Auto Owner Trust 2020-B
Series 2020-A2-B, 0.50%, 02/15/23	85	85
Ford Credit Auto Owner Trust 2020-C
Series 2020-A3-C, 0.41%, 07/15/25	444	444
Ford Credit Auto Owner Trust 2021-A
Series 2021-A2-A, 0.17%, 08/15/22	913	914
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-A-1, 1.37%, 04/15/26	900	904
Ford Credit Floorplan Master Owner Trust A
Series 2019-A-1, 2.84%, 03/15/22	350	354
Freddie Mac STACR REMIC Trust 2021-HQA3
Series 2021-M1-HQA3, 0.90%, (SOFR 30-Day Average + 0.85%), 09/25/26 (d)	825	826
Galaxy XIX CLO, Ltd.
Series 2015-A1RR-19A, 1.08%, (3 Month USD LIBOR + 0.95%), 07/24/30 (d)	600	600
Galaxy XXIII CLO Ltd
Series 2017-AR-23A, 1.00%, (3 Month USD LIBOR + 0.87%), 04/24/29 (d)	1,641	1,641
GLS Auto Receivables Trust 2021-3
Series 2021-A-3A, 0.42%, 05/15/23	1,755	1,755
GM Financial Automobile Leasing Trust 2020-2
Series 2020-A3-2, 0.80%, 07/20/23	80	80
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A4-3, 0.51%, 01/20/23	701	704
GM Financial Automobile Leasing Trust 2021-1
Series 2021-A2-1, 0.17%, 07/20/22	993	993
Series 2021-A3-1, 0.26%, 04/20/23	904	904
GM Financial Consumer Automobile Receivables Trust
Series 2021-A2-1, 0.23%, 08/16/22	306	306
Series 2021-A3-1, 0.35%, 05/16/24	380	380
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-A3-4, 0.38%, 08/18/25	1,166	1,166
Golden Credit Card Trust
Series 2018-A-4A, 3.44%, 08/15/23	267	282
GPMT Ltd
Series 2019-A-FL2, 1.38%, (1 Month USD LIBOR + 1.30%), 06/15/23 (d)	307	308
Grand Avenue CRE 2019-FL1
Series 2019-A-FL1, 1.20%, (1 Month USD LIBOR + 1.12%), 06/15/37 (d)	987	987
Series 2019-AS-FL1, 1.58%, (1 Month USD LIBOR + 1.50%), 06/15/37 (d)	1,300	1,300
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.12%, (1 Month USD LIBOR + 1.03%), 12/15/21 (d) (f)	1,700	1,699
Series 2019-B-WOLF, REMIC, 1.42%, (1 Month USD LIBOR + 1.33%), 12/15/21 (d) (f)	45	45
Series 2019-C-WOLF, REMIC, 1.72%, (1 Month USD LIBOR + 1.63%), 12/15/21 (d) (f)	1,600	1,594
Series 2019-E-WOLF, REMIC, 2.82%, (1 Month USD LIBOR + 2.73%), 12/15/21 (d) (f)	1,515	1,485
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 1.11%, (1 Month USD LIBOR + 1.02%), 07/15/39 (d)	1,140	1,139
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.31%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (d)	250	250
GS Mortgage Securities Corp Trust
Series 2019-A-SMP, 1.23%, (1 Month USD LIBOR + 1.15%), 08/16/32 (d) (f)	100	100
Series 2019-B-BOCA, 1.58%, (1 Month USD LIBOR + 1.50%), 06/15/38 (d)	500	500
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-A-RIVR, REMIC, 1.03%, (1 Month USD LIBOR + 0.95%), 07/16/35 (d) (f)	3,838	3,834
GS Mortgage Securities Corp Trust 2019-70P
Series 2019-A-70P, 1.08%, (1 Month USD LIBOR + 1.00%), 10/15/21 (d) (f)	1,242	1,241
Series 2019-B-70P, 1.42%, (1 Month USD LIBOR + 1.32%), 10/15/21 (d) (f)	360	359
GS Mortgage Securities Corporation II
Series 2005-A-ROCK, REMIC, 5.37%, 05/03/25	276	312
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 1.22%, 06/15/23 (d)	650	650
Series 2021-H-ROSS, REMIC, 5.98%, 06/15/23 (d)	750	750
GS Mortgage Securities Trust 2013-GCJ14
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	396	418
GS Mortgage Securities Trust 2014-GC18
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	361	384
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	375
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.03%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (d)	97	97
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	167	166
Hertz Vehicle Financing III LLC
Series 2021-A-1A, 1.21%, 12/25/24	1,135	1,139
Series 2021-A-2A, 1.68%, 12/25/26	1,020	1,020
HGI CRE CLO 2021-FL2 Ltd
Series 2021-A-FL2, 1.10%, (1 Month USD LIBOR + 1.10%), 09/19/36 (d)	1,940	1,940
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A3-2, 0.82%, 07/15/23	231	232
Series 2020-A4-2, 1.09%, 08/15/23	535	542
Honda Auto Receivables 2020-3 Owner Trust
Series 2020-A3-3, 0.37%, 11/20/23	302	302
Honda Auto Receivables 2021-1 Owner Trust
Series 2021-A2-1, 0.16%, 08/22/22	689	689
Honda Auto Receivables 2021-2 Owner Trust
Series 2021-A2-2, 0.17%, 11/15/22	1,800	1,800
HONO 2021-LULU Mortgage Trust
Series 2021-A-LULU, 0.00%, (1 Month USD LIBOR + 1.15%), 10/15/23 (d)	3,940	3,940

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Hospitality Investors Trust, Inc.
Series 2019-A-HIT, REMIC, 1.08%, (1 Month USD LIBOR + 1.00%), 11/15/21 (d)	325	325
Hundred Acre Wood Trust 2021-INV2
Series 2021-A11-INV2, 0.90%, 10/25/51 (d)	1,950	1,950
Hyundai Auto Lease Securitization Trust 2021-A
Series 2021-A2-A, 0.25%, 07/15/22	269	269
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	820	853
Series 2019-C-ICON, REMIC, 4.54%, 01/05/24	55	56
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-A-AON, REMIC, 4.13%, 07/10/23	3,205	3,375
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFL-WPT, REMIC, 1.03%, (1 Month USD LIBOR + 0.95%), 07/07/23 (d) (f)	692	691
Series 2018-CFX-WPT, REMIC, 4.95%, 07/07/23	565	592
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-Ace
Series 2020-A-ACE, REMIC, 3.29%, 01/10/25	680	702
Series 2020-B-ACE, REMIC, 3.64%, 01/10/25	150	152
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-1440
Series 2021-B-1440, REMIC, 1.83%, (1 Month USD LIBOR + 1.75%), 03/15/24 (d)	2,000	2,001
JP Morgan Chase & Co.
Series 2016-A-WIKI, REMIC, 2.80%, 10/07/21	166	166
JPMBB Commercial Mortgage Securities Trust 2014-C18
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	474
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	406	444
JPMCC Commercial Mortgage Securities Trust 2017-JP7
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	122
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (d)	500	514
Kayne CLO 5 Ltd
Series 2019-A-5A, 1.48%, (3 Month USD LIBOR + 1.35%), 07/26/32 (d)	250	250
KAYNE CLO I Ltd
Series 2018-AR-1A, 1.11%, (3 Month USD LIBOR + 0.98%), 07/15/31 (d)	800	800
Kayne CLO II Ltd
Series 2018-AR-2A, 1.21%, (3 Month USD LIBOR + 1.08%), 10/15/31 (d)	620	621
Key Commercial Mortgage Securities Trust 2018-S1
Series 2018-A1-S1, REMIC, 3.72%, 10/17/23	384	403
KKR Clo 24 Ltd
Series A1R-24, 1.21%, (3 Month USD LIBOR + 1.08%), 04/20/32 (d)	1,620	1,620
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-A-KDIP, REMIC, 0.63%, (1 Month USD LIBOR + 0.55%), 12/15/25 (d)	675	675
KNDR TRUST
Series 2021-A-KIND, REMIC, 1.15%, (1 Month USD LIBOR + 0.95%), 08/15/26 (d)	1,020	1,020
KREF
Series 2021-A-FL2, 1.15%, (1 Month USD LIBOR + 1.07%), 02/17/39 (d) (f)	1,520	1,520
Series 2021-AS-FL2, 1.39%, (1 Month USD LIBOR + 1.30%), 02/17/39 (d) (f)	1,520	1,520
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 1.25%, (1 Month USD LIBOR + 1.17%), 06/15/39 (d)	860	860
Series 2021-B-FL1, 1.83%, (1 Month USD LIBOR + 1.75%), 06/15/39 (d)	1,360	1,360
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 0.78%, (1 Month USD LIBOR + 0.70%), 03/15/23 (d)	3,400	3,403
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-C-CRE2, 2.08%, (1 Month USD LIBOR + 2.00%), 03/15/24 (d)	2,310	2,303
M360 2019-CRE2 LLC
Series 2019-A-CRE2, 1.56%, (SOFR 30-Day Average + 1.51%), 09/15/34 (d)	95	95
Madison Park Funding XI, Ltd.
Series 2013-AR2-11A, REMIC, 1.04%, (3 Month USD LIBOR + 0.90%), 07/23/29 (d)	2,000	2,000
Magnetite XXIX, Limited
Series 2021-A-29A, 1.12%, (3 Month USD LIBOR + 0.99%), 01/17/34 (d)	520	520
Marathon CRE 2018-FL1 Issuer, Ltd.
Series 2018-A-FL1, 1.23%, (1 Month USD LIBOR + 1.15%), 06/16/28 (d)	68	68
Mercedes-Benz Auto Lease Trust 2021-A
Series 2021-A2-A, 0.18%, 03/15/23	279	279
Series 2021-A3-A, 0.25%, 01/16/24	437	437
Mercedes-Benz Auto Receivables Trust 2020-1
Series 2020-A2-1, 0.46%, 01/18/22	79	79
MF1 2021-FL7 Ltd
Series 2021-A-FL7, 1.18%, (1 Month USD LIBOR + 1.08%), 08/18/26 (d)	980	980
Series 2021-AS-FL7, 1.55%, (1 Month USD LIBOR + 1.45%), 09/18/26 (d)	1,190	1,190
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-AS-FL6, 1.53%, (1 Month USD LIBOR + 1.45%), 07/18/36 (d)	830	830
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
Series 2013-A4-C7, REMIC, 2.92%, 01/18/23	325	330
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
Series 2013-A4-C8, REMIC, 3.13%, 01/18/23	370	376
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	482
Morgan Stanley Capital I Trust 2015-420
Series 2015-A-420, REMIC, 3.73%, 10/15/24	378	400
Mortgage Repurchase Agreement Financing Trust
Series 2021-A1-S1, REMIC, 0.60%, (1 Month USD LIBOR + 0.50%), 09/10/22 (d)	2,700	2,696
Mountain View CLO X Ltd
Series 2015-AR-10A, 0.95%, (3 Month USD LIBOR + 0.82%), 10/13/27 (d)	280	280
MRA Issuance Trust 2021-8
Series 2021-A1Y-8, 1.23%, (1 Month USD LIBOR + 1.15%), 10/15/21 (d)	5,900	5,889
Natixis Commercial Mortgage Securities Trust 2018-285M
Series 2018-A-285M, REMIC, 3.79%, 11/17/22 (d)	1,000	1,023
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	498	501
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	1,940	1,944
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, REMIC, 1.11%, 05/15/29	1,310	1,305
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	782	781
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 1.10%, (3 Month USD LIBOR + 0.97%), 07/25/30 (d)	300	300
Nissan Auto Lease Trust
Series 2020-A3-B, 0.43%, 10/16/23	343	344
Oceanview Mortgage Trust
Series 2021-A11-4, 0.90%, 10/25/51 (d)	2,870	2,870
OCP Clo 2019-17 Ltd
Series 2019-A1R-17A, 1.17%, (3 Month USD LIBOR + 1.04%), 07/20/32 (d)	1,940	1,940
Octagon Investment Partners Ltd.
Series 2017-A1R-1A, 1.08%, (3 Month USD LIBOR + 0.95%), 07/16/29 (d)	1,440	1,440
Series 2012-AARR-1A, 1.13%, (3 Month USD LIBOR + 0.95%), 07/16/29 (d)	470	470
Series 2014-AAR3-1A, 1.12%, (3 Month USD LIBOR + 1.00%), 02/14/31 (d)	620	620

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 1.13%, (3 Month USD LIBOR + 1.00%), 01/27/31 (d)	250	250
Octane Receivables Trust 2021-1
Series 2021-A-1A, 0.93%, 03/22/27	516	516
One Bryant Park Trust 2019-OBP
Series 2019-A-OBP, 2.52%, 09/17/29	2,650	2,732
One New York Plaza Trust 2020-1NYP
Series 2020-A-1NYP, REMIC, 1.03%, (1 Month USD LIBOR + 0.95%), 01/15/23 (d)	1,800	1,806
Series 2020-AJ-1NYP, REMIC, 1.33%, (1 Month USD LIBOR + 1.25%), 01/15/23 (d)	670	672
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 1.30%, (3 Month USD LIBOR + 1.17%), 10/17/29 (d)	496	496
OZLM XVII, Ltd.
Series 2017-A1-17A, 1.38%, (3 Month USD LIBOR + 1.25%), 07/22/30 (d)	1,491	1,492
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 0.93%, (3 Month USD LIBOR + 0.80%), 02/22/28 (d)	228	228
Parallel 2015-1 Ltd
Series 2015-AR-1A, 0.98%, (3 Month USD LIBOR + 0.85%), 07/20/27 (d)	57	57
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 1.16%, (3 Month USD LIBOR + 1.03%), 07/20/29 (d)	500	499
PFP 2019-6, Ltd.
Series 2019-A-6, 1.14%, (1 Month USD LIBOR + 1.05%), 04/16/37 (d) (f)	489	488
PFP 2021-7, Ltd.
Series 2021-A-7, 0.92%, (1 Month USD LIBOR + 0.85%), 04/16/38 (d)	1,500	1,500
PFS Financing Corp.
Series 2018-A-F, 3.52%, 10/15/21	4,175	4,179
Series 2020-A-E, 1.00%, 10/16/23	1,000	1,008
Series 2020-A-G, 0.97%, 02/15/24	1,442	1,450
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-A-FL6, 1.04%, (1 Month USD LIBOR + 0.95%), 07/25/36 (d)	1,000	1,000
Ready Captial Mortgage Financing 2019-FL3 LLC
Series 2019-A-FL3, REMIC, 1.09%, (1 Month USD LIBOR + 1.00%), 03/27/34 (d)	92	92
Romark CLO Ltd
Series 2017-A2R-1A, 1.78%, 10/23/30 (d)	2,220	2,221
Santander Drive Auto Receivables Trust 2018-4
Series 2018-C-4, 3.56%, 01/18/22	32	32
Series 2018-D-4, 3.98%, 06/15/23	1,034	1,055
Santander Drive Auto Receivables Trust 2019-3
Series 2019-C-3, REMIC, 2.49%, 05/15/23	583	586
Santander Drive Auto Receivables Trust 2020-2
Series 2020-D-2, 2.22%, 03/17/25	615	625
Santander Drive Auto Receivables Trust 2021-1
Series 2021-C-1, 0.75%, 11/15/24	379	381
Series 2021-D-1, 1.45%, 11/15/24	430	432
Series 2021-C-1, 1.02%, 06/15/27	475	476
Santander Drive Auto Receivables Trust 2021-2
Series 2021-A2-2, 0.28%, 04/15/24	1,226	1,226
Series 2021-D-2, 1.35%, 07/15/27	1,595	1,600
Santander Drive Auto Receivables Trust 2021-3
Series 2021-A2-3, REMIC, 0.29%, 12/15/22	2,545	2,546
Santander Retail Auto Lease Trust 2021-A
Series 2021-A3-A, 0.51%, 12/20/23	1,875	1,877
Santander Retail Auto Lease Trust 2021-C
Series 2021-A2-C, 0.29%, 04/22/24	870	870
Series 2021-A3-C, 0.50%, 03/20/25	905	905
SCF Equipment Leasing 2019-2 LLC
Series 2019-B-2A, 2.76%, 08/20/26	1,500	1,549
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	850	846
Series 2021-B-1A, 1.37%, 08/20/29	1,000	997
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 1.25%, (1 Month USD LIBOR + 1.15%), 05/15/28 (d)	1,360	1,363
Shackleton 2017-X CLO Ltd
Series 2017-AR-10A, 1.17%, (3 Month USD LIBOR + 1.04%), 04/20/29 (d)	250	250
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, REMIC, 1.33%, (1 Month USD LIBOR + 1.25%), 06/16/31 (d) (f)	702	700
SMB Private Education Loan Trust 2021-A
Series 2021-A1-A, 0.58%, (1 Month USD LIBOR + 0.50%), 01/15/53 (d)	109	109
Sound Point CLO, Ltd.
Series 2013-B-2RA, 1.58%, (3 Month USD LIBOR + 1.45%), 04/16/29 (d)	250	249
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	1,124	1,123
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 1.08%, (3 Month USD LIBOR + 0.96%), 11/18/30 (d)	720	720
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 1.19%, (3 Month USD LIBOR + 1.06%), 01/29/32 (d)	250	250
The Bancorp Commercial Mortgage 2019-CRE6 Trust
Series 2019-A-CRE6, REMIC, 1.13%, (SOFR 30-Day Average + 1.16%), 06/17/22 (d)	111	111
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (f)	2,600	2,596
Toyota Auto Receivables 2020-D Owner Trust
Series 2020-A2-D, 0.23%, 04/15/22	180	180
Series 2020-A3-D, 0.35%, 10/16/23	1,166	1,167
Toyota Auto Receivables Owner Trust
Series 2019-A3-A, 2.91%, 07/17/23	48	49
TRTX 2019-FL3 Issuer Ltd
Series 2019-A-FL3, 1.23%, (1 Month USD LIBOR + 1.15%), 10/17/34 (d)	1,138	1,138
UBS-Barclays Commercial Mortgage Trust
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	390	397
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-A4-C6, REMIC, 3.24%, 03/10/23	1,077	1,108
Upstart Securitization Trust 2021-2
Series 2021-A-2, 0.91%, 06/20/31	1,013	1,014
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	278	279
Verizon Owner Trust 2020-C
Series 2020-A-C, 0.41%, 12/20/23	2,975	2,980
Verus Securitization Trust 2020-5
Series 2020-A1-5, REMIC, 1.22%, 05/25/65 (f)	112	112
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (d)	679	679
Verus Securitization Trust 2021-3
Series 2021-A1-3, REMIC, 1.05%, 06/25/66	789	791
Verus Securitization Trust 2021-5
Series 2021-A1-5, REMIC, 1.01%, 09/25/66 (d)	1,100	1,101
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	1,162	1,163
VNDO 2012-6AVE Mortgage Trust
Series 2012-A-6AVE, REMIC, 3.00%, 11/17/22	1,623	1,658
Volkswagen Auto Loan Enhanced Trust 2018-2
Series 2018-A3-2, 3.25%, 02/22/22	148	149
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A3-1, 0.98%, 11/20/24	130	131
Waikiki Beach Hotel Trust 2019-WBM
Series 2019-A-WBM, REMIC, 1.13%, (1 Month USD LIBOR + 1.05%), 12/15/33 (d)	128	128
Series 2019-D-WBM, REMIC, 2.11%, (1 Month USD LIBOR + 2.03%), 12/15/33 (d)	500	497
Westlake Automobile Receivables Trust 2019-1
Series 2019-C-1A, 3.45%, 03/15/24	96	96
Westlake Automobile Receivables Trust 2019-3
Series 2019-C-3A, 2.49%, 04/15/22	380	385
Westlake Automobile Receivables Trust 2020-1
Series 2020-B-1A, 1.94%, 04/15/25	3,700	3,736
Westlake Automobile Receivables Trust 2020-2
Series 2020-A2A-2A, 0.93%, 03/15/22	2,042	2,046
Westlake Automobile Receivables Trust 2021-2
Series 2021-A2A-2A, 0.32%, 04/15/25	1,960	1,961

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Series 2021-C-2A, 0.89%, 07/15/26	665	666
World Omni Automobile Lease Securitization Trust 2020-B
Series 2020-A3-B, 0.45%, 02/15/24	1,166	1,168
York CLO-2 Ltd
Series 2015-AR-1A, 1.29%, (3 Month USD LIBOR + 1.15%), 01/22/31 (d)	2,900	2,901
Series 2015-BR-1A, 1.59%, (3 Month USD LIBOR + 1.45%), 01/22/31 (d)	478	478
ZH Trust 2021-2
Series 2021-A-2, 2.35%, 10/20/27	2,280	2,280
Total Non-U.S. Government Agency Asset-Backed Securities (cost $313,638)		314,478
GOVERNMENT AND AGENCY OBLIGATIONS 9.3%
U.S. Treasury Note 8.7%
Treasury, United States Department of
0.13%, 06/30/23 - 08/31/23	55,178	55,045
0.38%, 07/15/24	7,431	7,410
0.63%, 07/31/26	5,810	5,717
		68,172
Sovereign 0.6%
Kenya, Government of
6.88%, 06/24/24 (a)	800	876
Ministerul Finantelor Publice
4.88%, 01/22/24 (a)	42	46
Morocco, Kingdom of
4.25%, 12/11/22 (a)	550	570
Saudi Arabia, Government of
2.38%, 10/26/21 (a)	1,000	1,000
The Arab Republic of Egypt
6.13%, 01/31/22 (a)	2,000	2,015
		4,507
Municipal 0.0%
Illinois, State of
4.95%, 06/01/23	237	250
JFK International Air Terminal LLC
1.36%, 12/01/21	55	55
1.61%, 12/01/22	55	56
		361
Total Government And Agency Obligations (cost $73,102)		73,040
SENIOR FLOATING RATE INSTRUMENTS 7.4%
Consumer Discretionary 1.9%
Apple Leisure Group
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 03/01/24 (d) (j)	1,091	1,088
Boyd Gaming Corporation
Term Loan B3, 0.00%, (3 Month USD LIBOR + 2.25%), 09/15/23 (d) (j)	345	345
Term Loan B3, 2.32%, (3 Month USD LIBOR + 2.25%), 09/15/23 (d)	793	792
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 12/23/24 (d) (j)	745	741
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (d)	1,467	1,457
Ford Motor Company
Unsecured Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 12/31/22 (d) (k)	1,200	1,185
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.84%, (1 Month USD LIBOR + 1.75%), 10/25/23 (d)	1,484	1,471
Life Time Fitness Inc
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 12/31/24 (d) (j)	785	791
Panera Bread Company
Term Loan A, 2.37%, (1 Month USD LIBOR + 2.25%), 07/18/22 (d)	2,274	2,227
Penn National Gaming, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 10/19/23 (d) (j)	775	771
Scientific Games International, Inc.
2018 Term Loan B5, 0.00%, (3 Month USD LIBOR + 2.75%), 08/14/24 (d) (j)	1,580	1,572
Seminole Tribe of Florida
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 1.75%), 07/06/24 (d) (j)	500	499
2018 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 07/26/24 (d)	1,523	1,520
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 08/19/23 (d)	142	142
		14,601
Communication Services 1.4%
ABG Intermediate Holdings 2 LLC
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 12/04/24 (d)	762	761
AT&T Inc.
2021 Delayed Draw Term Loan , 1.08%, (1 Month USD LIBOR + 1.00%), 01/28/22 (d) (l)	600	599
CenturyLink, Inc.
2020 Term Loan A, 0.00%, (3 Month USD LIBOR + 2.00%), 01/31/25 (d) (j)	750	744
2020 Term Loan A, 2.08%, (1 Month USD LIBOR + 2.00%), 01/31/25 (d)	277	275
Charter Communications Operating, LLC
2017 Term Loan A2, 1.59%, (1 Month USD LIBOR + 1.50%), 03/31/23 (d)	823	819
2019 Term Loan B1, 1.84%, (1 Month USD LIBOR + 1.75%), 04/30/25 (d)	3,073	3,068
Comcast Hulu Holdings, LLC
Term Loan A, 0.96%, (1 Month USD LIBOR + 0.88%), 03/15/24 (d) (k)	3,163	3,132
Nexstar Broadcasting, Inc.
Term Loan A5, 1.59%, (3 Month USD LIBOR + 1.50%), 09/19/24 (d)	778	775
Syniverse Holdings Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (d) (j)	615	614
		10,787
Industrials 0.9%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (d)	509	526
Boeing Company The
Delayed Draw Term Loan, 1.37%, (3 Month USD LIBOR + 1.25%), 02/06/22 (d)	3,129	3,125
Clean Harbors, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 1.75%), 06/28/24 (d) (j)	223	223
Science Applications International Corporation
2020 Incremental Term Loan B, 1.96%, (1 Month USD LIBOR + 1.88%), 03/05/27 (d)	91	90
Welbilt, Inc.
2018 Term Loan B, 2.58%, (1 Month USD LIBOR + 2.50%), 10/16/25 (d)	1,216	1,212
XPO Logistics, Inc.
2018 Term Loan B, 1.83%, (1 Month USD LIBOR + 1.75%), 02/23/25 (d)	1,924	1,913
		7,089
Health Care 0.9%
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (d)	807	806
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/03/24 (d)	7	7
DaVita, Inc.
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 1.75%), 07/30/26 (d) (j)	455	452
DaVita, Inc.
2020 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 07/30/26 (d)	1,093	1,086
Gentiva Health Services, Inc.
2020 Term Loan, 2.87%, (1 Month USD LIBOR + 2.75%), 07/02/25 (d)	1,486	1,486
IQVIA Inc.
Term Loan , 2.50%, (3 Month USD LIBOR + 1.75%), 06/13/23 (d)	256	255
NVA Holdings, Inc.
2020 Term Loan A5, 2.63%, (3 Month USD LIBOR + 2.50%), 02/19/25 (d) (k)	192	189

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Parexel International Corporation
Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 08/06/24 (d)	851	850
PPD, Inc.
Initial Term Loan, 2.50%, (1 Month USD LIBOR + 2.00%), 01/06/28 (d)	1,758	1,755
		6,886
Information Technology 0.6%
Cornerstone OnDemand, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 03/28/25 (d)	44	44
2021 Term Loan B, 3.33%, (3 Month USD LIBOR + 3.25%), 04/22/27 (d)	515	514
Dell International L.L.C.
2021 Term Loan B, 2.00%, (1 Month USD LIBOR + 1.75%), 09/19/25 (d)	2,034	2,033
Dell International LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 1.75%), 09/19/25 (d) (j)	591	590
Global Payments Inc.
2019 Term Loan, 1.47%, (1 Month USD LIBOR + 1.38%), 07/09/24 (d)	1,298	1,295
NeuStar, Inc.
2018 Term Loan B4, 0.00%, (3 Month USD LIBOR + 3.50%), 08/08/24 (d) (j)	219	219
		4,695
Real Estate 0.5%
Crown Castle International Corporation
2016 Term Loan A, 1.23%, (1 Month USD LIBOR + 1.13%), 06/21/24 (d)	588	585
GLP Capital LP
Term Loan , 0.00%, 05/21/23 (j) (k)	710	708
Invitation Homes Operating Partnership LP
2020 Term Loan A, 1.08%, (1 Month USD LIBOR + 1.00%), 01/31/25 (d) (k)	2,920	2,905
		4,198
Energy 0.5%
Buckeye Partners, L.P.
2021 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 11/01/26 (d)	1,166	1,160
Cheniere Corpus Christi Holdings, LLC
Delayed Draw Term Loan Tranche 2, 0.00%, (3 Month USD LIBOR + 1.75%), 06/30/24 (d)	640	638
Delayed Draw Term Loan Tranche 2, 1.83%, (3 Month USD LIBOR + 1.75%), 06/30/24 (d)	383	383
Hess Corporation
Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 03/16/23 (d) (k)	1,090	1,079
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (3 Month USD LIBOR + 4.00%), 05/10/26 (d)	750	749
		4,009
Financials 0.4%
Asurion LLC
2018 Term Loan B6, 3.21%, (1 Month USD LIBOR + 3.13%), 11/03/23 (d)	1,547	1,537
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1 Month USD LIBOR + 1.75%), 01/15/25 (d)	748	745
Nielsen Finance LLC
USD Term Loan B4, 2.08%, (1 Month USD LIBOR + 2.00%), 10/04/23 (d)	1,027	1,025
		3,307
Materials 0.2%
Axalta Coating Systems US Holdings Inc.
Term Loan, 1.90%, (3 Month USD LIBOR + 1.75%), 06/01/24 (d)	433	432
Nutrition & Biosciences, Inc.
3 Year Delayed Draw Term Loan, 1.41%, (3 Month USD LIBOR + 1.25%), 01/17/23 (d)	233	232
Owens-Illinois Inc.
2019 Tranche A Term Loan A, 1.58%, (3 Month USD LIBOR + 1.50%), 06/25/24 (d) (k)	995	987
		1,651
Consumer Staples 0.1%
US Foods, Inc.
2016 Term Loan B, 1.83%, (1 Month USD LIBOR + 1.75%), 06/27/23 (d)	1,149	1,141
Total Senior Floating Rate Instruments (cost $58,552)		58,364
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.3%
JNL Government Money Market Fund, 0.01% (m) (n)	10,489	10,489
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 0.01% (m) (n)	5,004	5,004
Commercial Paper 0.1%
Jabil Inc.
0.44%, 10/01/21 (o)	1,014	1,014
Total Short Term Investments (cost $16,507)		16,507
Total Investments 103.0% (cost $808,746)		811,728
Other Derivative Instruments (0.0)%		(9)
Other Assets and Liabilities, Net (3.0)%		(23,449)
Total Net Assets 100.0%		788,270

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $169,557 and 21.5% of the Fund.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) All or a portion of the security was on loan as of September 30, 2021.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

(o) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BG Gas International B.V., 0.00%, 11/04/21	05/12/20	349	350	—
Commonwealth Bank of Australia, 3.38%, 10/20/26	03/24/21	728	728	0.1
Dolphin Energy Limited, 5.50%, 12/15/21	05/26/21	874	873	0.1
UBS AG, 5.13%, 05/15/24	08/14/20	2,062	2,079	0.3
		4,013	4,030	0.5

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	560	January 2022	123,295	22	(64)

Short Contracts
United States 5 Year Note	(361)	January 2022	(44,638)	(31)	328

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	349,339	—	349,339
Non-U.S. Government Agency Asset-Backed Securities	—	314,478	—	314,478
Government And Agency Obligations	—	73,040	—	73,040
Senior Floating Rate Instruments	—	57,765	599	58,364
Short Term Investments	15,493	1,014	—	16,507
	15,493	795,636	599	811,728
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	328	—	—	328
	328	—	—	328
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(64)	—	—	(64)
	(64)	—	—	(64)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.8%
Communication Services 95.4%
Activision Blizzard, Inc. (a)	61	4,702
Advantage Solutions, Inc. - Class A (a) (b)	8	73
Alphabet Inc. - Class A (a)	24	63,157
Alphabet Inc. - Class C (a)	22	58,917
Altice USA, Inc. - Class A (a)	18	381
AMC Entertainment Holdings, Inc. - Class A (a) (b)	40	1,519
AT&T Inc. (a)	561	15,153
Cable One, Inc.	—	720
Cardlytics, Inc. (a)	3	213
Cargurus Inc. - Class A (a)	7	216
Charter Communications, Inc. - Class A (a)	10	7,221
Cinemark Holdings, Inc. (a) (b)	8	161
Cogent Communications Group, Inc. (a)	3	240
Comcast Corporation - Class A (a)	360	20,134
Discovery, Inc. - Series A (a) (b)	13	341
Discovery, Inc. - Series C (a)	24	583
Dish Network Corporation - Class A (a)	20	850
Electronic Arts Inc.	23	3,209
Facebook, Inc. - Class A (a)	187	63,475
Fox Corporation - Class A (a)	26	1,031
Fox Corporation - Class B (a)	12	439
Interpublic Group of Cos. Inc.	31	1,145
Iridium Communications Inc. (a)	10	383
John Wiley & Sons Inc. - Class A	3	170
Liberty Broadband Corp. - Series A (a)	2	318
Liberty Broadband Corp. - Series C (a)	11	1,945
Liberty Latin America Ltd. - Class A (a)	4	55
Liberty Latin America Ltd. - Class C (a)	11	150
Liberty Media Corporation - Series A (a)	2	99
Liberty Media Corporation - Series C (a)	16	824
Liberty SiriusXM Group - Series A (a)	6	297
Liberty SiriusXM Group - Series C (a)	13	606
Lions Gate Entertainment Corp. - Class A (a)	5	67
Lions Gate Entertainment Corp. - Class B (a)	9	120
Live Nation Entertainment, Inc. (a)	11	966
Lumen Technologies Inc.	79	980
Magnite, Inc. (a)	9	259
Match Group Holdings II, LLC (a)	22	3,394
Match Group, Inc. (a)	7	854
Netflix, Inc. (a)	35	21,231
New York Times Co. - Class A	12	612
News Corporation - Class A (a)	31	725
News Corporation - Class B (a)	9	215
Nexstar Media Group, Inc. - Class A (a)	3	508
Omnicom Group Inc.	17	1,232
Pinterest, Inc. - Class A (a)	44	2,233
Playtika Holding Corp. (a)	7	190
Roku Inc. - Class A (a)	9	2,876
Shenandoah Telecommunications Company (a)	4	125
Sirius XM Holdings Inc. (a) (b)	76	466
Skillz Inc. - Class A (a) (b)	20	195
Snap Inc. - Class A (a)	82	6,078
Take-Two Interactive Software Inc. (a)	9	1,425
TEGNA Inc.	17	338
Telephone & Data Systems Inc.	8	159
The Madison Square Garden Company - Class A (a)	1	245
T-Mobile USA, Inc. (a)	46	5,859
Twitter, Inc. (a)	63	3,775
Verizon Communications Inc.	325	17,573
ViacomCBS Inc. - Class A (a) (b)	1	40
ViacomCBS Inc. - Class B (a)	48	1,896
Vonage Holdings Corp. (a)	19	299
Walt Disney Co.	142	24,105
Warner Music Group Corp. - Class A (a)	8	326
World Wrestling Entertainment, Inc. - Class A	4	213
Yelp Inc. (a)	5	196
Zillow Group, Inc. - Class A (a)	3	256
Zillow Group, Inc. - Class C (a) (b)	13	1,132
Zynga Inc. - Class A (a)	80	600
		350,490
Information Technology 2.4%
InterDigital Communications, Inc. (a)	2	170
Twilio Inc. - Class A (a)	13	4,174
Zoom Video Communications, Inc. - Class A (a)	17	4,452
		8,796
Consumer Discretionary 1.9%
Airbnb, Inc. - Class A (a)	26	4,424
Doordash, Inc. - Class A (a)	12	2,456
Shutterstock Inc.	2	207
		7,087
Industrials 0.1%
Cimpress Public Limited Company (a)	2	131
Total Common Stocks (cost $276,484)		366,504
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	2,433	2,433
Investment Companies 0.0%
JNL Government Money Market Fund, 0.01% (c) (d)	183	183
Total Short Term Investments (cost $2,616)		2,616
Total Investments 100.5% (cost $279,100)		369,120
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.5)%		(1,714)
Total Net Assets 100.0%		367,407

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	11	December 2021	1,162	1	(8)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	366,504	—	—	366,504
Short Term Investments	2,616	—	—	2,616
	369,120	—	—	369,120
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(8)	—	—	(8)
	(8)	—	—	(8)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 93.0%
Abercrombie & Fitch Co. - Class A (a)	24	918
Academy, Ltd. (a)	28	1,103
Acushnet Holdings Corp.	14	667
Adient Public Limited Company (a)	38	1,576
Advance Auto Parts, Inc.	26	5,438
Amazon.com, Inc. (a)	111	364,679
American Eagle Outfitters, Inc.	61	1,564
Aptiv PLC (a)	107	15,915
Aramark	100	3,290
Asbury Automotive Group, Inc. (a)	8	1,535
Autoliv, Inc.	31	2,686
AutoNation, Inc. (a)	18	2,141
AutoZone, Inc. (a)	9	14,445
Bally's Corporation (a)	12	587
Bath & Body Works Direct, Inc.	105	6,639
Bed Bath & Beyond Inc. (a)	42	720
Best Buy Co., Inc.	89	9,430
Bloomin' Brands, Inc. (a)	32	797
BorgWarner Inc.	95	4,120
Boyd Gaming Corporation (a)	33	2,068
Bright Horizons Family Solutions Inc. (a)	24	3,362
Brinker International Inc. (a)	18	861
Brunswick Corp.	31	2,938
Burlington Stores Inc. (a)	26	7,511
Caesars Entertainment, Inc. (a)	84	9,471
Callaway Golf Co. (a)	46	1,267
Canoo Technologies Inc. - Class A (a) (b)	56	432
Capri Holdings Limited (a)	60	2,928
CarMax Inc. (a)	64	8,223
Carnival Plc (a)	318	7,944
Carter's Inc.	18	1,733
Carvana Co. - Class A (a)	33	9,952
Century Communities Inc.	12	710
Cheesecake Factory Inc. (a)	19	895
Chewy, Inc. - Class A (a) (b)	34	2,306
Chipotle Mexican Grill Inc. (a)	11	20,220
Choice Hotels International Inc.	13	1,630
Churchill Downs Inc. (a)	14	3,312
Columbia Sportswear Co. (a)	14	1,314
Cracker Barrel Old Country Store, Inc. (a)	10	1,350
Crocs Inc. (a)	25	3,569
D.R. Horton, Inc.	129	10,800
Dana Holding Corp.	57	1,271
Darden Restaurants Inc.	52	7,854
Dave & Buster's Entertainment Inc. (a)	15	593
Deckers Outdoor Corp. (a)	11	3,964
Dick's Sporting Goods Inc. (b)	26	3,122
Domino's Pizza, Inc.	15	6,926
Dorman Products Inc. (a)	11	1,057
Draftkings Inc. - Class A (a) (b)	131	6,294
eBay Inc. (a)	257	17,931
ETSY, Inc. (a)	50	10,385
Five Below, Inc. (a)	22	3,938
Floor & Decor Holdings Inc. - Class A (a)	42	5,056
Foot Locker, Inc.	36	1,647
Ford Motor Company (a)	1,554	22,001
Fox Factory Holding Corp. (a)	17	2,421
Frontdoor, Inc. (a)	34	1,437
GameStop Corp. - Class A (a) (b)	25	4,338
Gap Inc.	84	1,910
General Motors Company (a)	573	30,203
Gentex Corp. (a)	95	3,135
Gentherm Incorporated (a)	13	1,056
Genuine Parts Co.	57	6,908
Group 1 Automotive Inc.	7	1,352
GrowGeneration Corp. (a) (b)	20	498
H & R Block, Inc.	71	1,773
Hanesbrands Inc.	139	2,384
Harley-Davidson, Inc.	61	2,241
Hasbro, Inc. (a)	51	4,552
Hilton Grand Vacations Inc. (a)	34	1,625
Hilton Worldwide Holdings Inc. (a)	110	14,538
Hyatt Hotels Corp. - Class A (a)	19	1,472
Jack in the Box Inc. (a)	9	852
KB Home	36	1,396
Kohl's Corporation	62	2,926
Kontoor Brands, Inc.	18	921
Las Vegas Sands Corp. (a)	136	4,985
LCI Industries	10	1,340
Lear Corporation	24	3,688
Leggett & Platt Inc.	53	2,378
Lennar Corporation - Class A	108	10,153
Lennar Corporation - Class B	7	506
Leslie's, Inc. (a)	45	923
Levi Strauss & Co. - Class A	36	882
LGI Homes, Inc. (a)	9	1,255
Lithia Motors Inc. - Class A	12	3,803
LKQ Corporation (a)	108	5,420
Lowe`s Companies, Inc.	280	56,705
Lucid Group, Inc. (a) (b)	209	5,315
Lululemon Athletica Inc. (a)	47	18,979
Macy's, Inc.	124	2,804
Marriott International, Inc. - Class A (a)	108	16,025
Marriott Vacations Worldwide Corporation	17	2,635
Mattel, Inc. (a)	139	2,578
McDonald's Corporation	295	71,209
MDC Holdings Inc.	22	1,020
Medifast, Inc.	5	893
MercadoLibre S.R.L (a)	18	30,429
Meritage Homes Corporation (a)	15	1,480
MGM Resorts International	159	6,869
Mohawk Industries Inc. (a)	22	3,954
Monro Inc. (a)	13	759
Murphy USA Inc.	9	1,586
National Vision Holdings, Inc. (a)	33	1,870
NIKE, Inc. - Class B	505	73,407
Nordstrom Inc. (a)	43	1,130
Norwegian Cruise Line Holdings Ltd. (a) (b)	147	3,933
NVR, Inc. (a)	1	6,419
O'Reilly Automotive, Inc. (a)	27	16,677
Overstock.com Inc. (a) (b)	17	1,336
Papa John's International Inc. (a)	13	1,610
Peloton Interactive, Inc. - Class A (a)	106	9,226
Penn National Gaming Inc. (a)	62	4,498
Penske Automotive Group, Inc.	13	1,288
Petco Health And Wellness Company, Inc. - Class A (a) (b)	32	675
Planet Fitness, Inc. - Class A (a)	33	2,601
Polaris Industries Inc.	23	2,713
Pool Corporation (a)	16	6,930
Pulte Homes Inc.	103	4,746
Purple Innovation, Inc. (a)	24	505
PVH Corp. (a)	28	2,918
Quantumscape Corporation - Class A (a) (b)	90	2,209
Qurate Retail, Inc. - Series A (a)	146	1,490
Ralph Lauren Corp. - Class A	20	2,171
Red Rock Resorts, Inc. - Class A (a)	24	1,236
RH (a)	7	4,529
Ross Stores Inc. (a)	141	15,352
Royal Caribbean Cruises Ltd.	88	7,859
Sally Beauty Holdings, Inc. (a)	44	750
Scientific Games Corporation (a) (b)	37	3,051
Seaworld Entertainment, Inc. (a)	20	1,120
Service Corp. International	67	4,018
Shake Shack Inc. - Class A (a)	15	1,210
Signet Jewelers Limited	21	1,629
Six Flags Operations Inc.	30	1,271
Skechers U.S.A. Inc. - Class A (a)	53	2,226
Skyline Corp. (a)	21	1,233
Sleep Number Corporation (a)	10	901
Starbucks Corporation (a)	466	51,430
Steven Madden Ltd. (a)	31	1,244
Stitch Fix, Inc. - Class A (a)	27	1,068
Tapestry Inc.	111	4,106
Taylor Morrison Home II Corporation - Class A (a)	49	1,253
Tempur Sealy International, Inc.	78	3,610

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Terminix Global Hldgs Inc. (a)	50	2,070
Tesla Inc. (a)	321	248,923
Texas Roadhouse Inc. - Class A (a)	28	2,526
The Goodyear Tire & Rubber Company (a)	113	2,006
The Home Depot, Inc.	421	138,058
The RealReal, Inc. (a)	31	411
The Wendy's Company	72	1,566
Thor Industries Inc.	22	2,728
TJX Cos. Inc.	477	31,467
Toll Brothers Inc.	46	2,541
Tractor Supply Co. (a)	45	9,137
TRI Pointe Homes, Inc. (a)	47	987
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	22	7,861
Under Armour Inc. - Class A (a)	76	1,541
Under Armour Inc. - Class C (a)	82	1,442
Urban Outfitters Inc. (a)	26	781
Vail Resorts, Inc.	16	5,351
Veoneer, Inc. (a) (b)	40	1,353
VF Corp.	129	8,628
Visteon Corporation (a)	11	1,053
Vroom, Inc. (a) (b)	47	1,038
Wayfair Inc. - Class A (a) (b)	31	7,834
Whirlpool Corporation	25	5,085
Williams-Sonoma Inc.	30	5,303
Wingstop Inc. (a)	12	1,944
Winnebago Industries Inc.	13	959
Wolverine World Wide, Inc.	33	978
Wyndham Destinations, Inc.	35	1,901
Wyndham Hotels & Resorts, Inc.	37	2,873
Wynn Resorts Ltd. (a)	42	3,548
YETI Holdings, Inc. (a)	34	2,944
Yum! Brands, Inc.	117	14,310
		1,758,191
Materials 3.2%
Amcor Plc	613	7,108
AptarGroup, Inc.	26	3,131
Ball Corporation	129	11,597
Berry Global Group, Inc. (a)	54	3,277
Crown Holdings Inc.	52	5,274
Diversey Holdings, Ltd. (a)	18	286
Graphic Packaging Holding Company	110	2,104
Greif Inc. - Class A	10	650
International Paper Company	154	8,619
O-I Glass, Inc. (a)	62	888
Packaging Corporation of America	38	5,194
Reynolds Consumer Products LLC	23	631
Reynolds Group Holdings Limited (a)	17	216
Sealed Air Corporation	60	3,271
Silgan Holdings Inc. (a)	33	1,269
Sonoco Products Co.	39	2,334
Westrock Company, Inc.	106	5,290
		61,139
Communication Services 2.6%
Booking Holdings Inc. (a)	16	38,535
Expedia Group, Inc. (a)	58	9,453
TripAdvisor Inc. (a)	38	1,294
		49,282
Industrials 0.9%
Albany International Corp. - Class A	12	930
Allison Systems, Inc.	42	1,490
Chargepoint Inc. - Class A (a) (b)	67	1,346
Driven Brands Holdings Inc. (a)	21	607
Fortune Brands Home & Security, Inc.	55	4,906
Herman Miller Inc. (a)	30	1,118
KAR Auction Services, Inc. (a)	48	780
Meritor, Inc. (a)	28	597
Nikola Subsidiary Corporation (a) (b)	79	838
Rollins Inc.	90	3,166
Rush Enterprises Inc. - Class A (a)	16	742
		16,520
Financials 0.1%
Cannae Holdings, Inc. (a)	33	1,038
Information Technology 0.0%
Aeva Technologies, Inc. (a) (b)	36	284
Total Common Stocks (cost $1,191,190)		1,886,454
RIGHTS 0.0%
Dyax Corp. (a) (b) (c)	27	1
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.01% (d) (e)	10,348	10,348
Investment Companies 0.1%
JNL Government Money Market Fund, 0.01% (d) (e)	1,366	1,366
Total Short Term Investments (cost $11,714)		11,714
Total Investments 100.4% (cost $1,202,904)		1,898,169
Other Derivative Instruments (0.0)%		(36)
Other Assets and Liabilities, Net (0.4)%		(6,827)
Total Net Assets 100.0%		1,891,306

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	34	December 2021	6,196	(36)	(30)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,886,454	—	—	1,886,454
Rights	—	1	—	1
Short Term Investments	11,714	—	—	11,714
	1,898,168	1	—	1,898,169
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(30)	—	—	(30)
	(30)	—	—	(30)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.1%
Consumer Staples 95.9%
Altria Group, Inc.	159	7,238
Archer-Daniels-Midland Company	50	3,015
Beyond Meat, Inc. (a) (b)	7	699
BJ's Wholesale Club Holdings, Inc. (a)	15	802
Boston Beer Co. Inc. - Class A (a)	1	570
Brown-Forman Corp. - Class A	7	463
Brown-Forman Corp. - Class B	18	1,198
Bunge Limited	14	1,169
Campbell Soup Company	21	888
Casey's General Stores Inc. (a)	4	764
Celsius Holdings, Inc. (a)	5	464
Central Garden & Pet Co. (a)	5	245
Central Garden & Pet Co. - Class A (a)	8	350
Church & Dwight Co. Inc.	23	1,895
Coca-Cola Consolidated Inc. (a)	1	335
Colgate-Palmolive Co.	73	5,553
ConAgra Brands Inc.	46	1,562
Constellation Brands, Inc. - Class A	15	3,170
Costco Wholesale Corporation (a)	38	16,909
Coty Inc. - Class A (a)	55	433
Darling Ingredients Inc. (a)	16	1,163
Dollar General Corporation	21	4,403
Estee Lauder Cos. Inc. - Class A	20	6,026
Flowers Foods Inc.	24	575
Freshpet Inc. (a)	5	712
General Mills, Inc.	54	3,246
Grocery Outlet Holding Corp. (a)	14	312
Hain Celestial Group Inc. (a)	12	513
Herbalife Nutrition Ltd. (a)	12	504
Hershey Co.	13	2,254
Hormel Foods Corp.	28	1,155
Ingredion Inc.	8	687
Inter Parfums Inc. (a)	4	310
J&J Snack Foods Corp. (a)	2	361
JM Smucker Co.	11	1,281
Kellogg Co.	25	1,567
Keurig Dr Pepper Inc. (a)	67	2,305
Kimberly-Clark Corporation	30	3,937
Kraft Heinz Foods Company (a)	62	2,277
Lamb Weston Holdings Inc.	15	931
Lancaster Colony Corp. (a)	3	456
McCormick & Co. Inc.	23	1,879
Molson Coors Beverage Company - Class B	20	927
Mondelez International, Inc. - Class A (a)	121	7,030
Monster Beverage 1990 Corporation (a)	34	2,983
National Beverage Corp. (a)	5	281
Nu Skin Enterprises, Inc. - Class A	8	323
PepsiCo, Inc. (a)	118	17,688
Performance Food Group, Inc. (a)	17	798
Philip Morris International Inc.	133	12,613
Pilgrim's Pride Corporation (a)	10	305
Post Holdings, Inc. (a)	7	737
PriceSmart Inc. (a)	4	320
Procter & Gamble Co. (a)	206	28,760
Sanderson Farms Inc. (a)	3	516
Spectrum Brands Legacy, Inc.	5	528
Sprouts Farmers Market, Inc. (a)	17	402
Sysco Corp.	46	3,574
Target Corporation	42	9,707
The Clorox Company	11	1,889
The Coca-Cola Company	331	17,343
The Duckhorn Portfolio Inc. (a)	10	221
The Kroger Co.	62	2,493
The Simply Good Foods Company (a)	12	420
Treehouse Foods, Inc. (a)	9	370
Tyson Foods Inc. - Class A	27	2,158
US Foods Holding Corp. (a)	25	850
Walmart Inc.	122	16,953
		214,765
Consumer Discretionary 2.9%
Big Lots, Inc.	7	295
Chegg, Inc. (a)	14	967
Coursera, Inc. (a)	11	364
Dollar Tree Inc. (a)	22	2,069
Graham Holdings Co. - Class B	1	378
Grand Canyon Education, Inc. (a)	6	514
Helen of Troy Ltd (a)	3	627
Newell Brands Inc.	39	865
Ollie's Bargain Outlet Holdings Inc. (a)	8	460
		6,539
Information Technology 0.2%
2U, Inc. (a)	11	385
Health Care 0.1%
Hims & Hers Health, Inc. - Class A (a) (b)	31	233
Total Common Stocks (cost $195,347)		221,922
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.3%
JNL Government Money Market Fund, 0.01% (c) (d)	2,858	2,858
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	748	748
Total Short Term Investments (cost $3,606)		3,606
Total Investments 100.7% (cost $198,953)		225,528
Other Derivative Instruments (0.0)%		(32)
Other Assets and Liabilities, Net (0.7)%		(1,505)
Total Net Assets 100.0%		223,991

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	24	December 2021	1,713	(32)	(54)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	221,922	—	—	221,922
Short Term Investments	3,606	—	—	3,606
	225,528	—	—	225,528
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(54)	—	—	(54)
	(54)	—	—	(54)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 98.5%
Information Technology 22.3%
Apple Inc. (a)	258	36,431
Cisco Systems, Inc. (a)	257	14,014
Intel Corporation (a)	257	13,717
International Business Machines Corporation	257	35,769
Microsoft Corporation (a)	258	72,583
Salesforce.Com, Inc. (a)	258	69,828
Visa Inc. - Class A	258	57,349
		299,691
Financials 16.5%
American Express Company (a)	257	43,132
JPMorgan Chase & Co.	257	42,144
The Goldman Sachs Group, Inc.	257	97,328
The Travelers Companies, Inc.	257	39,136
		221,740
Health Care 16.1%
Amgen Inc. (a)	257	54,749
Johnson & Johnson	257	41,580
Merck & Co., Inc.	257	19,338
UnitedHealth Group Incorporated	257	100,600
		216,267
Industrials 15.3%
3M Company	258	45,164
Caterpillar Inc.	257	49,425
Honeywell International Inc. (a)	258	54,654
The Boeing Company (a)	257	56,626
		205,869
Consumer Discretionary 13.7%
McDonald's Corporation	257	62,076
NIKE, Inc. - Class B	257	37,391
The Home Depot, Inc.	258	84,514
		183,981
Consumer Staples 7.3%
Procter & Gamble Co. (a)	258	35,993
The Coca-Cola Company	258	13,509
Walgreens Boots Alliance, Inc. (a)	257	12,113
Walmart Inc.	258	35,885
		97,500
Communication Services 4.3%
Verizon Communications Inc.	258	13,905
Walt Disney Co.	258	43,554
		57,459
Energy 1.9%
Chevron Corporation	258	26,119
Materials 1.1%
Dow Inc.	258	14,819
Total Common Stocks (cost $870,264)		1,323,445
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund, 0.01% (b) (c)	19,493	19,493
Total Short Term Investments (cost $19,493)		19,493
Total Investments 100.0% (cost $889,757)		1,342,938
Other Derivative Instruments (0.0)%		(332)
Other Assets and Liabilities, Net 0.0%		414
Total Net Assets 100.0%		1,343,020

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	122	December 2021	21,047	(332)	(477)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,323,445	—	—	1,323,445
Short Term Investments	19,493	—	—	19,493
	1,342,938	—	—	1,342,938
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(477)	—	—	(477)
	(477)	—	—	(477)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.6%
Energy 98.7%
Antero Midstream Corporation	368	3,833
Antero Resources Corporation (a)	316	5,946
Apa Corp. (a)	424	9,075
Baker Hughes, a GE Company, LLC - Class A	927	22,921
Cabot Oil & Gas Corp.	444	9,668
ChampionX Corporation (a)	220	4,921
Cheniere Energy, Inc.	264	25,764
Chesapeake Energy Corporation (a)	109	6,742
Chevron Corporation	2,159	218,986
Cimarex Energy Co.	115	10,044
Clean Energy Fuels Corp. (a) (b)	175	1,430
CNX Resources Corporation (a)	245	3,091
ConocoPhillips	1,495	101,323
Continental Resources Inc.	66	3,030
Denbury Inc. (a)	56	3,926
Devon Energy Corporation	704	25,007
Diamondback Energy, Inc.	190	18,001
EOG Resources, Inc.	650	52,201
EQT Corporation (a)	334	6,837
Equitrans Midstream Corp.	452	4,580
Exxon Mobil Corporation	4,725	277,929
Halliburton Company	992	21,446
Helmerich & Payne Inc.	121	3,318
Hess Corporation	306	23,907
HollyFrontier Corp. (a)	167	5,520
Kinder Morgan, Inc.	2,171	36,318
Marathon Oil Corporation	881	12,037
Marathon Petroleum Corporation	713	44,076
Matador Resources Co.	123	4,693
Murphy Oil Corporation	163	4,065
NOV Inc. (a)	440	5,763
Occidental Petroleum Corporation	992	29,337
ONEOK, Inc.	496	28,787
Ovintiv Canada ULC	292	9,613
PDC Energy, Inc. (a)	111	5,249
Phillips 66	488	34,176
Pioneer Natural Resources Co.	253	42,120
Range Resources Corporation (a)	292	6,616
Reg Biofuels, LLC (a)	55	2,766
Schlumberger Ltd.	1,559	46,206
Southwestern Energy Co. (a)	744	4,122
Targa Resources Corp.	255	12,536
Texas Pacific Land Corporation	7	8,457
The Williams Companies, Inc.	1,354	35,122
Valero Energy Corporation	456	32,146
		1,273,651
Materials 0.5%
Valvoline, Inc.	201	6,281
Utilities 0.4%
National Fuel Gas Company	102	5,382
Total Common Stocks (cost $1,244,380)		1,285,314
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (c) (d)	9,485	9,485
Total Short Term Investments (cost $9,485)		9,485
Total Investments 100.3% (cost $1,253,865)		1,294,799
Other Derivative Instruments (0.0)%		(107)
Other Assets and Liabilities, Net (0.3)%		(4,280)
Total Net Assets 100.0%		1,290,412

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	139	December 2021	7,222	(107)	303

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,285,314	—	—	1,285,314
Short Term Investments	9,485	—	—	9,485
	1,294,799	—	—	1,294,799
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	303	—	—	303
	303	—	—	303

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Equity Income Fund
COMMON STOCKS 97.8%
Financials 29.5%
Ally Financial Inc.	52	2,675
Ameriprise Financial, Inc.	40	10,487
AON Public Limited Company - Class A	28	8,072
Assurant, Inc.	83	13,037
Bank of America Corporation	196	8,318
Berkshire Hathaway Inc. - Class B (a)	52	14,174
Capital One Financial Corporation	58	9,375
Equitable Holdings, Inc.	84	2,478
JPMorgan Chase & Co.	104	17,017
LPL Financial Holdings Inc. (a)	28	4,415
Morgan Stanley	100	9,753
Principal Financial Group, Inc. (a)	43	2,766
State Street Corporation	30	2,578
The Charles Schwab Corporation	170	12,375
The Hartford Financial Services Group, Inc.	38	2,636
U.S. Bancorp	157	9,332
Voya Financial, Inc.	129	7,898
Wells Fargo & Company	112	5,191
Willis Towers Watson Public Limited Company	41	9,632
		152,209
Health Care 18.2%
AbbVie Inc.	124	13,405
Becton, Dickinson and Company	31	7,499
CVS Health Corporation	118	10,006
Danaher Corporation	24	7,228
Eli Lilly & Co.	23	5,206
HCA Healthcare, Inc.	10	2,438
McKesson Corporation	28	5,491
Medtronic Public Limited Company	133	16,631
Organon & Co.	163	5,346
UnitedHealth Group Incorporated	28	10,822
Viatris, Inc.	284	3,854
Zimmer Biomet Holdings, Inc.	42	6,135
		94,061
Industrials 11.9%
Armstrong World Industries, Inc.	49	4,707
Carrier Global Corporation	47	2,430
Eaton Corporation Public Limited Company	51	7,672
Howmet Aerospace Inc.	224	6,978
Hubbell Inc.	24	4,356
Ingersoll Rand Inc. (a)	113	5,719
L3Harris Technologies, Inc.	61	13,489
Norfolk Southern Corporation	16	3,881
Northrop Grumman Systems Corp.	18	6,333
Quanta Services, Inc.	50	5,639
		61,204
Energy 8.7%
ConocoPhillips	40	2,702
Devon Energy Corporation	384	13,632
Exxon Mobil Corporation	243	14,263
Hess Corporation	81	6,344
Marathon Petroleum Corporation	127	7,818
		44,759
Utilities 7.5%
Clearway Energy, Inc. - Class C	241	7,308
Exelon Corporation (a)	300	14,514
Nextera Energy Partners, LP (b)	81	6,126
PPL Corporation	91	2,543
The AES Corporation	234	5,342
Vistra Energy Corp.	179	3,069
		38,902
Information Technology 7.3%
Applied Materials, Inc. (a)	46	5,954
Cisco Systems, Inc. (a)	252	13,708
Corning Incorporated	163	5,937
Dolby Laboratories, Inc. - Class A	56	4,927
Qualcomm Incorporated (a)	55	7,129
		37,655
Communication Services 5.7%
Alphabet Inc. - Class A (a)	6	14,769
Comcast Corporation - Class A (a)	148	8,271
Vodafone Group Public Limited Company - ADR (a)	428	6,614
		29,654
Materials 4.0%
CF Industries Holdings Inc.	158	8,803
Freeport-McMoRan Inc. (a)	146	4,761
Newmont Corporation	89	4,829
Vulcan Materials Co.	14	2,431
		20,824
Consumer Discretionary 2.3%
Aramark	119	3,911
General Motors Company (a)	71	3,750
Las Vegas Sands Corp. (a)	49	1,801
Newell Brands Inc.	117	2,598
		12,060
Consumer Staples 2.2%
PepsiCo, Inc. (a)	26	3,914
Philip Morris International Inc.	77	7,276
		11,190
Real Estate 0.5%
Medical Properties Trust, Inc.	126	2,525
Total Common Stocks (cost $475,452)		505,043
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.5%
JNL Government Money Market Fund, 0.01% (c) (d)	13,132	13,132
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	1,017	1,017
Total Short Term Investments (cost $14,149)		14,149
Total Investments 100.5% (cost $489,601)		519,192
Other Assets and Liabilities, Net (0.5)%		(2,732)
Total Net Assets 100.0%		516,460

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Equity Income Fund
Assets - Securities
Common Stocks	505,043	—	—	505,043
Short Term Investments	14,149	—	—	14,149
	519,192	—	—	519,192

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.2%
Financials 82.6%
Affiliated Managers Group, Inc.	11	1,653
AFLAC Incorporated	163	8,490
Alleghany Corporation (a)	4	2,317
Ally Financial Inc.	95	4,870
American Equity Investment Life Holding Company	22	652
American Express Company (a)	170	28,421
American Financial Group, Inc.	18	2,222
American International Group, Inc.	226	12,398
American National Group, Inc. (a)	3	631
Ameriprise Financial, Inc.	30	7,934
Ameris Bancorp (a)	18	922
AON Public Limited Company - Class A	59	16,979
Apollo Global Management, Inc. - Class A (b)	56	3,455
Arch Capital Group Ltd. (a)	105	4,017
Ares Management Corporation - Class A	42	3,130
Arthur J Gallagher & Co.	54	8,012
Artisan Partners Asset Management Inc. - Class A	16	770
Associated Banc-Corp	39	838
Assurant, Inc.	16	2,458
Assured Guaranty Ltd.	20	919
Athene Holding Ltd - Class A (a) (c)	33	2,285
Atlantic Union Bank (a)	20	743
AXIS Capital Holdings Limited	20	939
Axos Financial, Inc. (a)	12	639
BancFirst Corporation (a)	5	270
BancorpSouth Bank	28	846
Bank of America Corporation	1,954	82,930
Bank of Hawaii Corporation	10	845
Bank OZK (a)	31	1,326
BankUnited, Inc.	26	1,086
Berkshire Hathaway Inc. - Class B (a)	489	133,363
BlackRock, Inc.	38	31,572
BOK Financial Corporation (a)	8	702
Brighthouse Financial, Inc. (a)	22	975
Brown & Brown Inc.	62	3,441
Cadence Bancorporation - Class A	30	659
Capital One Financial Corporation	118	19,054
Cathay General Bancorp (a)	19	793
Chubb Limited	116	20,109
Cincinnati Financial Corporation	39	4,466
CIT Group Inc.	25	1,297
Citigroup Inc.	535	37,547
Citizens Financial Group Inc.	111	5,203
CME Group Inc. - Class A (a)	95	18,279
CNO Financial Group, Inc.	35	812
Cohen & Steers, Inc.	6	506
Columbia Banking System Inc. (a)	18	697
Comerica Inc.	35	2,856
Commerce Bancshares Inc. (a)	28	1,953
Community Bank System Inc.	14	924
Credit Acceptance Corp. (a) (b)	2	1,437
Cullen/Frost Bankers Inc.	15	1,819
CVB Financial Corp. (a)	33	666
Discover Financial Services	79	9,706
East West Bancorp, Inc.	37	2,895
Eastern Bankshares, Inc. (a)	46	931
Enstar Group Limited (a)	3	790
Equitable Holdings, Inc.	100	2,958
Erie Indemnity Company - Class A (a)	6	1,133
Essent Group Ltd.	28	1,253
Evercore Inc. - Class A	10	1,401
Everest Re Group, Ltd.	11	2,645
FactSet Research Systems Inc.	10	3,875
Federated Investors, Inc. - Class B	24	782
Fidelity National Financial, Inc. - Class A	75	3,397
Fifth Third Bancorp (a)	182	7,738
First American Financial Corporation	28	1,876
First Bancorp.	58	757
First Citizens BancShares, Inc. - Class A (a) (b)	2	1,626
First Financial Bancorp. (a)	23	548
First Financial Bankshares, Inc. (a)	34	1,579
First Hawaiian, Inc. (a)	34	984
First Horizon National Corporation (b)	147	2,399
First Merchants Corporation (a)	13	547
First Midwest Bancorp, Inc. (a)	28	523
First Republic Bank	46	8,949
FirstCash, Inc. (a)	11	920
Flagstar Bancorp, Inc.	14	700
FNB Corp.	81	937
Focus Financial Partners Inc. - Class A (a)	14	741
Franklin Resources Inc.	72	2,154
Freedom Holding Corp. (a) (b)	4	239
Fulton Financial Corp. (a)	42	634
Genworth Financial, Inc. - Class A (a)	130	486
Glacier Bancorp, Inc. (a)	29	1,604
Globe Life Inc.	25	2,244
Goosehead Insurance, Inc. - Class A (a)	5	774
Green Dot Corporation - Class A (a)	14	694
Hamilton Lane Inc. - Class A (a)	8	697
Hancock Whitney Co. (a)	22	1,034
Hanover Insurance Group Inc.	9	1,225
Hilltop Holdings Inc.	17	543
Home BancShares, Inc. (a)	43	1,002
Houlihan Lokey Inc. - Class A	13	1,235
Huntington Bancshares Incorporated (a)	390	6,025
Independence Holdings, LLC	27	1,513
Independent Bank Corp. (a)	8	643
Independent Bank Group, Inc. (a)	9	668
Interactive Brokers Group, Inc. - Class A (a)	23	1,425
Intercontinental Exchange, Inc.	148	17,018
International Bancshares Corporation (a)	14	594
Invesco Ltd.	91	2,203
Investors Bancorp, Inc. (a)	58	873
Janus Henderson Group PLC	45	1,850
Jefferies Financial Group Inc.	53	1,950
JPMorgan Chase & Co.	788	128,946
K.K.R. Co., Inc. - Class A	153	9,286
Kemper Corp.	16	1,101
KeyCorp	253	5,459
Kinsale Capital Group, Inc. (a)	5	887
Lemonade, Inc. (a) (b)	10	654
LendingTree, Inc. (a)	3	391
Lincoln National Corporation	46	3,195
Live Oak Bancshares, Inc. (a)	7	476
Loews Corp.	54	2,922
LPL Financial Holdings Inc. (a)	21	3,304
M&T Bank Corporation	34	5,014
Markel Corporation (a)	4	4,345
MarketAxess Holdings Inc. (a)	10	4,172
Marsh & McLennan Companies, Inc.	134	20,241
Mercury General Corp.	7	379
MetLife, Inc.	192	11,876
MGIC Investment Corp.	91	1,357
Moelis & Company LLC - Class A	17	1,056
Moody's Corp.	43	15,136
Morgan Stanley	385	37,493
Morningstar Inc. (a)	6	1,607
Mr. Cooper Group Inc. (a)	22	925
MSCI Inc. - Class A	22	13,193
NASDAQ Inc. (a)	31	5,942
Navient Corporation (a)	45	889
New York Community Bancorp Inc. - Series A	119	1,533
NMI Holdings Inc. - Class A (a)	21	466
Northern Trust Corp.	54	5,869
Old National Bancorp (a)	42	719
Old Republic International Corp.	76	1,768
Open Lending Corporation - Class A (a)	27	963
Pacific Premier Bancorp, Inc. (a)	26	1,095
PacWest Bancorp (a)	29	1,331
PennyMac Financial Services, Inc.	9	555
People's United Financial Inc. (a)	113	1,979
Pinnacle Financial Partners, Inc. (a)	19	1,827
Popular Inc. (a)	22	1,679
Primerica, Inc.	10	1,595
Principal Financial Group, Inc. (a)	66	4,245
Progressive Corp.	154	13,921

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Prosperity Bancshares Inc.	25	1,791
Prudential Financial Inc.	102	10,744
Radian Group Inc.	49	1,105
Raymond James Financial Inc.	49	4,481
Regions Financial Corporation	251	5,349
Reinsurance Group of America, Incorporated	18	2,011
RenaissanceRe Holdings Ltd	13	1,785
Renasant Corporation (a)	14	489
RLI Corp.	10	1,014
Rocket Companies, Inc. - Class A (a) (b)	36	574
S&P Global Inc.	63	26,891
Santander Consumer USA Holdings Inc.	18	732
SEI Investments Co. (a)	29	1,695
Selective Insurance Group Inc. (a)	16	1,185
SelectQuote, Inc. (a)	32	409
ServisFirst Bancshares, Inc.	12	937
Signature Bank	16	4,334
Silvergate Capital Corporation - Class A (a)	7	795
Simmons First National Corp. - Class A (a)	28	818
SLM Corporation	81	1,433
SoFi Technologies, Inc. (a) (b)	147	2,336
South State Corp. (a)	19	1,454
State Street Corporation	95	8,071
Sterling Bancorp	48	1,204
Stifel Financial Corp.	28	1,930
SVB Financial Group (a)	15	10,002
Synchrony Financial	150	7,313
Synovus Financial Corp.	40	1,766
T. Rowe Price Group, Inc. (a)	60	11,742
Texas Capital Bancshares, Inc. (a)	13	776
TFS Financial Corporation (a)	12	235
The Allstate Corporation	78	9,930
The Bank of New York Mellon Corporation (c)	210	10,865
The Blackstone Group Inc. - Class A	181	21,007
The Carlyle Group, Inc. (a)	36	1,707
The Charles Schwab Corporation	395	28,786
The Goldman Sachs Group, Inc.	89	33,585
The Hartford Financial Services Group, Inc.	92	6,442
The PNC Financial Services Group, Inc.	112	21,847
The Travelers Companies, Inc.	66	9,998
TowneBank (a)	16	484
Tradeweb Markets Inc. - Class A (a)	27	2,191
Triumph Bancorp, Inc. (a)	5	546
Truist Financial Corporation	352	20,640
Trupanion Inc. (a)	8	658
U.S. Bancorp	355	21,086
UMB Financial Corp. (a)	11	1,076
Umpqua Holdings Corp.	56	1,134
United Bankshares Inc. (a)	35	1,255
United Community Banks, Inc. (a)	22	728
Unum Group	55	1,373
Upstart Holdings, Inc. (a)	12	3,725
Valley National Bancorp (a)	109	1,455
Virtu Financial Inc. - Class A (a)	22	546
Voya Financial, Inc.	30	1,847
W. R. Berkley Corporation	37	2,704
Walker & Dunlop, Inc.	8	853
Washington Federal Inc. (a)	19	652
Webster Financial Corp.	25	1,358
Wells Fargo & Company	1,082	50,206
WesBanco Inc. (a)	17	587
Western Alliance Bancorp	27	2,968
White Mountains Insurance Group Ltd	1	847
Willis Towers Watson Public Limited Company	34	7,884
Wintrust Financial Corporation	14	1,163
WSFS Financial Corp. (a)	11	587
Zions Bancorp	44	2,698
		1,314,654
Information Technology 16.6%
ADS Alliance Data Systems, Inc.	14	1,373
Marathon Digital Holdings, Inc. (a) (b)	25	801
MasterCard Incorporated - Class A	229	79,758
Paypal Holdings, Inc. (a)	309	80,488
The Western Union Company	110	2,222
Visa Inc. - Class A	444	98,904
		263,546
Total Common Stocks (cost $1,214,596)		1,578,200
RIGHTS 0.0%
First Eagle Private Credit, LLC (a) (d)	5	—
Total Rights (cost $1)		—
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.8%
JNL Government Money Market Fund, 0.01% (c) (e)	12,256	12,256
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.01% (c) (e)	5,295	5,295
Total Short Term Investments (cost $17,551)		17,551
Total Investments 100.3% (cost $1,232,148)		1,595,751
Other Derivative Instruments (0.0)%		(221)
Other Assets and Liabilities, Net (0.3)%		(4,587)
Total Net Assets 100.0%		1,590,943

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Mellon Financial Sector Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd - Class A	1,519	210	340	—	49	847	2,285	0.1
The Bank of New York Mellon Corporation	9,429	1,924	2,556	206	209	1,859	10,865	0.7
	10,948	2,134	2,896	206	258	2,706	13,150	0.8

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	119	December 2021	13,898	(221)	(161)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,578,200	—	—	1,578,200
Rights	—	—	—	—
Short Term Investments	17,551	—	—	17,551
	1,595,751	—	—	1,595,751
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(161)	—	—	(161)
	(161)	—	—	(161)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.8%
Health Care 99.2%
10X Genomics, Inc. (a)	62	9,085
1Life Healthcare, Inc. (a)	79	1,602
Abbott Laboratories	1,228	145,095
AbbVie Inc.	1,224	132,065
ABIOMED, Inc. (a)	32	10,267
Acadia Healthcare Company, Inc. (a)	64	4,063
ACADIA Pharmaceuticals Inc. (a)	83	1,380
Acceleron Pharma Inc. (a)	37	6,338
Accolade Inc. (a)	38	1,623
AdaptHealth, LLC - Class A (a)	63	1,472
Adaptive Biotechnologies Corporation (a)	75	2,533
Agilent Technologies, Inc.	210	33,089
Agilon Health Management, Inc. (a)	31	804
Agios Pharmaceuticals, Inc. (a)	41	1,879
Alexo Therapeutics Inc. (a)	14	1,049
Align Technology, Inc. (a)	51	33,948
Alignment Healthcare, Inc. (a) (b)	19	305
Alkermes Public Limited Company (a)	114	3,514
Allakos Inc. (a)	24	2,573
Allogene Therapeutics, Inc. (a)	47	1,216
Allscripts Healthcare Solutions, Inc. (a)	93	1,249
Alnylam Pharmaceuticals, Inc. (a)	83	15,594
Amedisys, Inc. (a)	23	3,418
American Well Corporation - Class A (a)	120	1,098
AmerisourceBergen Corporation	104	12,431
Amgen Inc. (a)	393	83,643
Amicus Therapeutics, Inc. (a)	168	1,601
AMN Healthcare Services, Inc. (a)	33	3,773
Anthem, Inc.	169	62,950
Apellis Pharmaceuticals, Inc. (a)	49	1,621
Arcus Biosciences, Inc. (a)	30	1,047
Arena Pharmaceuticals, Inc. (a)	43	2,571
Arrowhead Pharmaceuticals Inc (a)	73	4,572
Arvinas Operations, Inc. (a)	30	2,440
Atea Pharmaceuticals, Inc. (a) (b)	35	1,241
AtriCure, Inc. (a)	33	2,295
Aveanna Healthcare Holdings Inc. (a)	27	215
Axonics Modulation Technologies, Inc. (a)	32	2,056
Axsome Therapeutics, Inc. (a) (b)	19	631
Baxter International Inc.	348	27,963
Beam Therapeutics Inc. (a)	30	2,608
Becton, Dickinson and Company	199	48,885
Berkeley Lights, Inc. (a)	28	540
Biogen Inc. (a)	103	29,225
Biohaven Pharmaceutical Holding Company Ltd. (a)	40	5,578
BioMarin Pharmaceutical Inc. (a)	127	9,780
Bio-Rad Laboratories, Inc. - Class A (a)	15	11,144
Bio-Techne Corporation (a)	27	13,096
Bluebird Bio, Inc. (a)	47	907
Blueprint Medicines Corporation (a)	41	4,263
Boston Scientific Corporation (a)	986	42,775
Bridgebio Pharma, Inc. (a)	76	3,544
Bristol-Myers Squibb Company	1,539	91,079
Brooklyn Immunotherapeutics, Inc. (a) (b)	15	136
Bruker Corp. (a)	70	5,438
Butterfly Network, Inc. - Class A (a) (b)	85	892
Cardinal Health, Inc.	202	9,975
Caredx, Inc. (a)	37	2,350
Catalent Inc. (a)	118	15,755
Centene Corporation (a)	405	25,257
Cerner Corp. (a)	206	14,503
Certara, Inc. (a)	65	2,135
Change Healthcare Inc. (a)	171	3,582
Charles River Laboratories International Inc. (a)	35	14,452
Chemed Corporation	11	5,089
ChemoCentryx, Inc. (a)	36	613
Cigna Holding Company	236	47,137
Conmed Corp. (a)	21	2,709
Cooper Cos. Inc.	34	14,148
Corcept Therapeutics Inc. (a)	76	1,495
Covetrus, Inc. (a)	72	1,307
CRISPR Therapeutics AG (a)	49	5,432
CVS Health Corporation	914	77,562
Danaher Corporation	440	134,013
DaVita Inc. (a)	47	5,433
Deciphera Pharmaceuticals, Inc. (a)	29	981
Denali Therapeutics Inc. (a)	64	3,224
Dentsply Sirona Inc.	152	8,818
DexCom Inc. (a)	67	36,626
Dicerna Pharmaceuticals, Inc. (a)	49	984
Eargo, Inc. (a) (b)	15	104
Editas Medicine, Inc. (a)	48	1,980
Edwards Lifesciences Corporation (a)	432	48,865
Elanco Animal Health (a)	329	10,485
Eli Lilly & Co.	550	127,089
Emergent BioSolutions Inc. (a)	32	1,623
Encompass Health Corporation	69	5,214
Envista Holdings Corporation (a)	112	4,688
Exact Sciences Corporation (a)	120	11,411
Exelixis, Inc. (a)	223	4,719
Fate Therapeutics, Inc. (a)	57	3,381
FibroGen, Inc. (a)	60	612
Fulgent Genetics, Inc. (a) (b)	13	1,192
Gilead Sciences, Inc. (a)	868	60,653
Glaukos Corp. (a)	33	1,578
Global Blood Therapeutics, Inc. (a)	40	1,012
Globus Medical Inc. - Class A (a)	55	4,237
Guardant Health, Inc. (a)	70	8,732
Haemonetics Corp. (a)	36	2,527
Halozyme Therapeutics, Inc. (a)	99	4,012
HCA Healthcare, Inc.	171	41,425
Health Catalyst, Inc. (a)	35	1,733
Healthcare Services Group Inc. (a)	53	1,336
HealthEquity, Inc. (a)	59	3,842
Henry Schein Inc. (a)	97	7,398
Hill-Rom Holdings Inc.	46	6,865
Hologic Inc. (a)	176	13,012
Horizon Therapeutics Public Limited Company (a)	157	17,194
Humana Inc.	89	34,616
ICU Medical, Inc. (a)	14	3,283
IDEXX Laboratories, Inc. (a)	59	36,629
Illumina, Inc. (a)	102	41,198
Immunitybio, Inc. (a) (b)	49	478
Inari Medical, Inc. (a)	21	1,728
Incyte Corporation (a)	129	8,906
InnovAge Holding Corp (a)	12	81
Inovalon Holdings, Inc. - Class A (a)	53	2,143
Insmed Inc. (a)	80	2,203
Inspire Medical Systems Inc. (a)	19	4,417
Instil Bio, Inc. (a) (b)	12	214
Insulet Corporation (a)	48	13,578
Integer Holdings Corporation (a)	24	2,107
Integra LifeSciences Holdings Corp. (a)	50	3,455
Intellia Therapeutics, Inc. (a)	47	6,276
Intra-Cellular Therapies, Inc. (a)	51	1,899
Intuitive Surgical, Inc. (a)	82	81,877
Invitae Corporation (a) (b)	138	3,933
Ionis Pharmaceuticals Inc. (a)	97	3,243
Iovance Biotherapeutics Inc. (a)	94	2,317
IQVIA Inc. (a)	133	31,899
iRhythm Technologies Inc. (a)	21	1,222
Jazz Pharmaceuticals Public Limited Company (a)	42	5,463
Johnson & Johnson	1,824	294,593
Karuna Therapeutics, Inc. (a)	15	1,847
Kodiak Sciences, Inc. (a) (b)	23	2,180
Laboratory Corporation of America Holdings (a)	67	18,925
LHC Group, Inc. (a)	22	3,462
Ligand Pharmaceuticals Incorporated (a)	11	1,538
LivaNova PLC (a)	37	2,918
Madrigal Pharmaceuticals Inc. (a)	8	657
Magellan Health Services Inc. (a)	15	1,458
Maravai LifeSciences Holdings, Inc. - Class A (a)	76	3,718
Masimo Corp. (a)	35	9,530
McKesson Corporation	108	21,459
Mednax, Inc. (a)	57	1,620
Medpace Holdings, Inc. (a)	20	3,727

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Medtronic Public Limited Company	931	116,705
Merck & Co., Inc.	1,754	131,722
Merit Medical Systems Inc. (a)	35	2,518
Mettler-Toledo International Inc. (a)	16	22,136
Mirati Therapeutics, Inc. (a)	32	5,652
Moderna, Inc. (a)	243	93,513
Molina Healthcare, Inc. (a)	41	11,013
Multiplan Corporation - Class A (a) (b)	170	959
Myriad Genetics, Inc. (a)	51	1,647
NanoString Technologies, Inc. (a)	33	1,583
Natera, Inc. (a)	60	6,735
Nektar Therapeutics (a)	129	2,325
Neogen Corp. (a)	76	3,309
Neogenomics Laboratories, Inc. (a)	84	4,036
Neurocrine Biosciences, Inc. (a)	66	6,334
Nevro Corp. (a)	25	2,883
Novavax, Inc. (a)	52	10,686
Novocure Limited (a)	62	7,183
NuVasive Inc. (a)	37	2,200
Nuvation Bio Inc. - Class A (a) (b)	78	778
Ocugen, Inc. (a) (b)	132	951
Omnicell, Inc. (a)	30	4,463
OPKO Health, Inc. (a) (b)	286	1,042
Option Care Health, Inc. (a)	89	2,165
Organogenesis Holdings Inc. - Class A (a)	43	616
Ortho Clinical Diagnostics Holdings PLC (a)	63	1,167
Oscar Health, Inc. - Class A (a)	26	444
Outset Medical, Inc. (a)	27	1,349
Owens & Minor Inc.	54	1,702
Pacific Biosciences of California, Inc. (a)	138	3,530
Pacira Biosciences, Inc. (a)	31	1,757
Patterson Cos. Inc. (a)	62	1,882
Penumbra, Inc. (a)	24	6,363
PerkinElmer Inc.	78	13,503
Perrigo Company Public Limited Company	93	4,403
Pfizer Inc.	3,885	167,076
Phreesia, Inc. (a)	35	2,132
PPD, Inc. (a)	83	3,867
Premier Healthcare Solutions, Inc. - Class A	83	3,225
Prestige Consumer Healthcare Inc. (a)	36	2,002
Privia Health Group Inc. (a)	14	320
Progyny, Inc. (a)	47	2,617
PTC Therapeutics, Inc. (a)	50	1,872
Quanterix Corporation (a)	23	1,149
Quest Diagnostics Incorporated	85	12,384
Quidel Corporation (a)	26	3,723
R1 RCM Inc. (a)	97	2,125
Reata Pharmaceuticals, Inc. - Class A (a)	19	1,915
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	17	389
Regeneron Pharmaceuticals, Inc. (a)	73	44,043
Relay Therapeutics, Inc. (a)	42	1,316
Repligen Corporation (a)	36	10,269
ResMed Inc.	101	26,653
Revolution Medicines, Inc. (a)	42	1,169
Rocket Pharmaceuticals, Ltd. (a)	29	880
Royalty Pharma PLC - Class A (a)	237	8,560
Rubius Therapeutics, Inc. (a)	29	525
Sage Therapeutics Inc. (a)	37	1,629
Sana Biotechnology, Inc. (a) (b)	55	1,247
Sarepta Therapeutics, Inc. (a)	56	5,135
Schrodinger, Inc. (a)	32	1,755
Seagen Inc. (a)	92	15,640
Seer, Inc. - Class A (a) (b)	24	816
Select Medical Holdings Corporation	74	2,677
Seres Therapeutics, Inc. (a) (b)	41	288
Shockwave Medical, Inc. (a)	24	5,009
Signify Health, Inc. - Class A (a) (b)	16	286
Silk Road Medical, Inc. (a)	25	1,353
Sorrento Therapeutics, Inc. (a) (b)	205	1,562
Sotera Health LLC (a)	68	1,771
Springworks Therapeutics, Inc. (a)	18	1,152
Staar Surgical Co. (a)	33	4,282
Steris Limited	69	14,149
Stryker Corporation	232	61,298
Symbion, Inc. (a)	20	857
Syneos Health, Inc. - Class A (a)	71	6,219
Tandem Diabetes Care Inc. (a)	44	5,232
Teladoc Health, Inc. (a) (b)	110	13,910
Teleflex Incorporated	33	12,248
Tenet Healthcare Corporation (a)	74	4,946
TG Biologics, Inc. (a)	92	3,054
The Ensign Group, Inc. (a)	37	2,755
Thermo Fisher Scientific Inc.	273	155,733
Turning Point Therapeutics, Inc. (a)	34	2,266
Twist Bioscience Corporation (a)	34	3,611
Ultragenyx Pharmaceutical Inc. (a)	47	4,240
United Therapeutics Corporation (a)	32	5,817
UnitedHealth Group Incorporated	653	255,293
Universal Health Services Inc. - Class B	53	7,307
Veeva Systems Inc. - Class A (a)	96	27,667
Veracyte, Inc. (a)	48	2,227
Vericel Corporation (a) (b)	31	1,495
Vertex Pharmaceuticals Incorporated (a)	180	32,701
Viatris, Inc.	840	11,389
VIR Biotechnology, Inc. (a)	51	2,202
Waters Corp. (a)	43	15,243
West Pharmaceutical Services Inc.	51	21,827
Xencor, Inc. (a)	41	1,354
Zeno Pharmaceuticals, Inc. (a)	25	1,647
Zimmer Biomet Holdings, Inc.	145	21,250
Zoetis Inc. - Class A	328	63,726
		3,971,225
Consumer Staples 0.6%
Walgreens Boots Alliance, Inc. (a)	499	23,485
Total Common Stocks (cost $2,382,959)		3,994,710
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (b) (c)	45	45
Total Rights (cost $0)		45
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.2%
JNL Government Money Market Fund, 0.01% (d) (e)	9,087	9,087
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.01% (d) (e)	8,402	8,402
Total Short Term Investments (cost $17,489)		17,489
Total Investments 100.2% (cost $2,400,448)		4,012,244
Other Derivative Instruments (0.0)%		(155)
Other Assets and Liabilities, Net (0.2)%		(6,990)
Total Net Assets 100.0%		4,005,099
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	102	December 2021	13,556	(155)	(462)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,994,710	—	—	3,994,710
Rights	—	—	45	45
Short Term Investments	17,489	—	—	17,489
	4,012,199	—	45	4,012,244
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(462)	—	—	(462)
	(462)	—	—	(462)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.4%
Industrials 92.7%
3M Company	34	5,953
AAON, Inc. (a)	2	157
ABM Industries Incorporated	4	188
Acuity Brands, Inc.	2	360
ADT, Inc.	10	80
Advanced Drainage Systems, Inc.	3	364
AECOM (a)	8	531
Aerojet Rocketdyne Holdings, Inc. (a)	4	190
AeroVironment, Inc. (a)	1	111
AGCO Corporation	4	454
Air Lease Corporation - Class A	6	246
Alaska Air Group, Inc.	7	428
Allegiant Travel Company (a)	1	181
Allegion Public Limited Company	5	704
Altra Industrial Motion Corp. (a)	4	210
AMERCO (a)	1	382
American Airlines Group Inc. (a)	38	779
AMETEK, Inc.	14	1,688
AO Smith Corp.	8	475
APi Group Corporation (a)	11	215
Applied Industrial Technologies, Inc.	2	195
Arcosa, Inc.	3	151
Armstrong World Industries, Inc.	3	256
ASGN Incorporated (a)	3	362
Atkore International Group Inc. (a)	3	229
Avis Budget Group, Inc. (a)	3	319
Axone Intelligence Inc. (a)	4	664
Barnes Group Inc.	3	122
Beacon Roofing Supply, Inc. (a)	3	163
Bloom Energy Corporation - Class A (a) (b)	9	162
Brady Corp. - Class A	3	154
Brink's Co.	3	180
Builders FirstSource, Inc. (a)	12	619
BWXT Government Group, Inc.	6	312
C.H. Robinson Worldwide, Inc. (a)	8	680
Carlisle Cos. Inc.	3	598
Carrier Global Corporation	51	2,647
Casella Waste Systems Inc. - Class A (a)	3	223
Caterpillar Inc.	32	6,164
Chart Industries, Inc. (a)	2	407
Cintas Corp. (a)	5	1,962
Clean Harbors Inc. (a)	3	294
Colfax Corp. (a)	8	357
Comfort Systems USA Inc.	2	156
Copart Inc. (a)	13	1,739
Crane Co.	3	273
CSX Corp. (a)	132	3,928
Cummins Inc.	8	1,899
Curtiss-Wright Corp.	2	302
Deere & Company	17	5,578
Delta Air Lines, Inc. (a)	38	1,605
Donaldson Co. Inc.	8	434
Dover Corporation	8	1,304
Dycom Industries, Inc. (a)	2	118
Eaton Corporation Public Limited Company	23	3,486
Elance, Inc. (a)	7	319
EMCOR Group, Inc.	3	365
Emerson Electric Co.	35	3,321
EnerSys	2	181
Equifax Inc.	7	1,818
Evoqua Water Technologies Corp. (a)	7	267
Expeditors International of Washington Inc. (a)	10	1,178
Exponent, Inc. (a)	3	347
Fastenal Co. (a)	34	1,746
Federal Signal Corporation	3	128
FedEx Corporation	15	3,180
Flowserve Corporation	7	254
Fluor Corp. (a)	8	134
Forward Air Corp. (a)	2	133
Franklin Electric Co. Inc. (a)	2	180
Frontier Group Holdings, Inc. (a) (b)	2	28
FTI Consulting Inc. (a)	2	267
FuelCell Energy, Inc. (a) (b)	18	122
Gates Industrial Corporation PLC (a)	6	99
GATX Corporation	2	192
Generac Holdings Inc. (a)	4	1,518
General Dynamics Corporation	14	2,681
General Electric Company	64	6,634
Gibraltar Industries Inc. (a)	2	143
Graco Inc.	10	696
GrafTech International Ltd.	12	126
HEICO Corp.	2	323
HEICO Corp. - Class A	4	523
Helios Technologies, Inc. (a)	2	152
Herc Holdings Inc.	1	244
Hexcel Corp. (a)	5	292
Hillenbrand Inc.	4	180
Honeywell International Inc. (a)	41	8,600
Howmet Aerospace Inc.	23	715
HUB Group Inc. - Class A (a)	2	136
Hubbell Inc.	3	574
Huntington Ingalls Industries Inc.	2	458
Hydrofarm Holdings Group, Inc. (a) (b)	2	75
IAA Spinco Inc. (a)	8	440
IDEX Corporation	4	923
IHS Markit Ltd.	23	2,740
Illinois Tool Works Inc.	17	3,469
Ingersoll Rand Inc. (a)	24	1,189
Insperity, Inc.	2	222
ITT Industries Holdings, Inc.	5	443
Jacobs Engineering Group Inc.	8	1,014
JB Hunt Transport Services Inc. (a)	5	837
JELD-WEN Holding, Inc. (a)	6	138
JetBlue Airways Corporation (a)	19	294
John Bean Technologies Corp.	2	262
Johnson Controls International Public Limited Company	42	2,859
Kansas City Southern	5	1,448
Kennametal Inc.	5	167
Kirby Corp. (a)	4	176
Knight-Swift Transportation Holdings Inc. - Class A	10	498
Korn Ferry	3	245
Kratos Defense & Security Solutions, Inc. (a)	7	151
L3Harris Technologies, Inc.	12	2,609
Landstar System Inc. (a)	2	365
Lennox International Inc.	2	588
Lincoln Electric Holdings Inc. (a)	4	452
Lockheed Martin Corporation	14	4,986
Macquarie Infrastructure Corporation (a)	4	174
ManpowerGroup Inc.	3	346
Masco Corporation	15	817
Masonite International Corporation (a)	1	145
MasTec Inc. (a)	3	286
Matson Intermodal - Paragon, Inc.	3	204
Mercury Systems Inc. (a)	4	169
Middleby Corp. (a)	3	546
Moog Inc. - Class A	2	126
MSA Safety Inc.	2	308
MSC Industrial Direct Co. - Class A	3	216
Mueller Industries Inc.	3	135
Mueller Water Products Inc. - Class A	10	146
Nielsen Holdings plc	21	406
Nordson Corp. (a)	3	754
Norfolk Southern Corporation	14	3,461
Northrop Grumman Systems Corp.	9	3,196
Nvent Electric Public Limited Company	10	323
Old Dominion Freight Line Inc. (a)	6	1,579
Oshkosh Corp.	4	421
Otis Worldwide Corporation	25	2,069
Owens Corning Inc.	6	522
PACCAR Inc.	20	1,613
Parker-Hannifin Corporation	8	2,126
Parsons Corporation (a)	1	46
Pentair Public Limited Company	10	716
Plug Power Inc. (a)	30	774
Proto Labs Inc. (a)	2	120

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Quanta Services, Inc.	8	930
Raytheon BBN Technologies Corp.	88	7,605
RBC Bearings Incorporated (a)	2	354
Regal-Beloit Corp.	2	365
Republic Services Inc.	12	1,484
Resideo Technologies, Inc. (a)	8	199
Rexnord Corporation	7	454
Robert Half International Inc.	7	658
Rockwell Automation Inc.	7	2,009
Roper Technologies, Inc.	6	2,772
Ryder System, Inc.	3	263
Saia, Inc. (a)	2	378
Schneider National, Inc. - Class B	2	54
Simpson Manufacturing Co. Inc.	2	262
SiteOne Landscape Supply, Inc. (a)	3	533
SkyWest Inc. (a)	3	145
Snap-On Inc.	3	660
Southwest Airlines Co. (a)	35	1,792
Spirit Aerosystems Holdings Inc. - Class A	6	269
Spirit Airlines, Inc. (a)	7	170
SPX Corp. (a)	3	150
SPX Flow, Inc.	3	185
Stanley Black & Decker, Inc.	10	1,682
Stericycle Inc. (a)	5	363
Sun Country Airlines Holdings, Inc. (a)	1	44
Terex Corp.	4	178
Tetra Tech, Inc. (a)	3	477
Textron Inc.	13	908
The Boeing Company (a)	32	7,109
Timken Co.	4	256
Toro Co.	6	610
Trane Technologies Public Limited Company	14	2,418
TransDigm Group Inc. (a)	3	1,926
TransUnion	11	1,252
Trex Company, Inc. (a)	7	689
TriNet Group Inc. (a)	2	234
Trinity Industries Inc.	5	128
Triton Container International Limited	4	195
Tusimple Holdings Inc. - Class A (a) (b)	2	77
UniFirst Corp.	1	202
Union Pacific Corporation	38	7,500
United Airlines Holdings, Inc. (a)	19	916
United Parcel Service Inc. - Class B	43	7,781
United Rentals Inc. (a)	4	1,495
Valmont Industries Inc.	1	282
Verisk Analytics, Inc. (a)	9	1,903
Vertiv Holdings, LLC - Class A	17	405
Virgin Galactic Holdings, Inc. - Class A (a) (b)	10	265
W. W. Grainger, Inc.	3	999
Wabtec Corp.	11	957
Waste Management, Inc.	23	3,389
Watsco Inc.	2	524
Watts Water Technologies Inc. - Class A	2	268
Welbilt Inc. (a)	8	182
Werner Enterprises Inc. (a)	4	158
WESCO International, Inc. (a)	3	296
WillScot Mobile Mini Holdings Corp. - Class A (a)	12	380
Woodward Governor Co. (a)	4	435
XPO Logistics, Inc. (a)	6	464
Xylem Inc.	11	1,310
		208,674
Information Technology 5.1%
Advanced Energy Industries, Inc. (a)	2	193
Automatic Data Processing, Inc. (a)	25	4,958
Badger Meter, Inc.	2	168
Booz Allen Hamilton Holding Corporation - Class A	8	627
Global Payments Inc.	17	2,729
KBR, Inc.	8	331
MAXIMUS Inc.	4	300
Paychex Inc. (a)	19	2,121
Verra Mobility Corporation - Class A (a)	8	120
		11,547
Materials 0.8%
Allegheny Technologies Incorporated (a)	8	129
Arconic Corporation (a)	7	208
Avery Dennison Corporation	5	998
Louisiana-Pacific Corp.	6	339
PureCycle Technologies, Inc. (a) (b)	4	58
Worthington Industries Inc.	2	98
		1,830
Consumer Discretionary 0.5%
Hayward Holdings, Inc. (a)	2	55
Installed Building Products, Inc.	1	151
Latham Group, Inc. (a)	1	20
PROG Holdings, Inc.	4	174
Rent-A-Center, Inc. (a)	4	203
TopBuild Corp. (a)	2	406
Vivint Smart Home, Inc. - Class A (a)	3	31
		1,040
Communication Services 0.1%
Autohome Inc. - Class A (a)	7	238
Consumer Staples 0.1%
Energizer Holdings, Inc.	4	142
Seaboard Corp.	—	61
		203
Health Care 0.1%
Cryoport, Inc. (a)	3	183
Total Common Stocks (cost $210,956)		223,715
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	416	416
Investment Companies 0.1%
JNL Government Money Market Fund, 0.01% (c) (d)	308	308
Total Short Term Investments (cost $724)		724
Total Investments 99.7% (cost $211,680)		224,439
Other Derivative Instruments (0.0)%		(10)
Other Assets and Liabilities, Net 0.3%		793
Total Net Assets 100.0%		225,222

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	17	December 2021	1,678	(10)	(7)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	223,715	—	—	223,715
Short Term Investments	724	—	—	724
	224,439	—	—	224,439
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(7)	—	—	(7)
	(7)	—	—	(7)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.7%
Information Technology 97.4%
3D Systems Corporation (a)	62	1,698
8x8, Inc. (a)	55	1,293
Accenture Public Limited Company - Class A	311	99,574
ACI Worldwide, Inc. (a)	60	1,853
Adobe Inc. (a)	234	134,640
Advanced Micro Devices, Inc. (a)	595	61,238
Affirm Holdings, Inc. - Class A (a)	44	5,211
Akamai Technologies, Inc. (a)	79	8,311
Alarm.Com Holdings, Inc. (a)	23	1,815
Allegro Microsystems Inc. (a)	27	850
Altair Engineering Inc. - Class A (a)	23	1,575
Alteryx, Inc. - Class A (a)	30	2,210
Ambarella Inc. (a)	18	2,820
Amkor Technology, Inc. (a)	50	1,250
Amphenol Corporation - Class A	293	21,458
Analog Devices, Inc. (a)	264	44,186
Anaplan, Inc. (a)	72	4,368
ANSYS, Inc. (a)	43	14,692
AppFolio, Inc. - Class A (a)	9	1,079
Appian Corporation - Class A (a) (b)	20	1,854
Apple Inc. (a)	7,377	1,043,827
Applied Materials, Inc. (a)	448	57,727
AppLovin Corporation - Class A (a) (b)	13	947
Arista Networks, Inc. (a)	28	9,504
Array Technologies, Inc. (a)	56	1,039
Arrow Electronics, Inc. (a)	36	4,004
Asana, Inc. - Class A (a)	36	3,728
Aspen Technology, Inc. (a)	34	4,168
Autodesk, Inc. (a)	108	30,756
Avalara, Inc. (a)	43	7,476
Avaya Holdings Corp. (a)	41	805
Avnet, Inc. (a)	51	1,891
Bigcommerce Holdings, Inc. - Series 1 (a)	27	1,360
Bill.Com Holdings Inc. (a)	42	11,306
Black Knight, Inc. (a)	76	5,484
Blackbaud, Inc. (a)	21	1,491
Blackline, Inc. (a)	26	3,092
Box, Inc. - Class A (a)	75	1,783
Broadcom Inc. (a)	201	97,645
Broadridge Financial Solutions, Inc.	57	9,544
Brooks Automation Inc. (a)	37	3,795
C3.ai, Inc. - Class A (a) (b)	32	1,481
CACI International Inc. - Class A (a)	12	3,085
Cadence Design Systems Inc. (a)	136	20,533
Calix, Inc. (a)	27	1,319
CDK Global, Inc. (a)	60	2,572
CDW Corp. (a)	67	12,238
Ceridian HCM Holding Inc. (a)	67	7,496
Ciena Corp. (a)	77	3,971
Cirrus Logic Inc. (a)	28	2,336
Cisco Systems, Inc. (a)	2,069	112,589
Citrix Systems Inc. (a)	62	6,609
Cloudera, Inc. (a)	111	1,774
Cloudflare, Inc. - Class A (a)	127	14,316
CMC Materials Inc. (a)	15	1,850
Cognex Corp. (a)	86	6,910
Cognizant Technology Solutions Corp. - Class A (a)	257	19,101
Coherent Inc. (a)	12	3,020
CommScope Holding Company, Inc. (a)	103	1,405
CommVault Systems Inc. (a)	22	1,645
Concentrix Solutions Corporation (a)	21	3,728
Cornerstone OnDemand, Inc. (a)	29	1,660
Corning Incorporated	379	13,825
Corsair Gaming, Inc. (a) (b)	16	407
Coupa Software Incorporated (a)	36	7,985
Cree, Inc. (a)	58	4,653
CrowdStrike Holdings, Inc. - Class A (a)	98	23,997
Datadog, Inc. - Class A (a)	117	16,601
Datto Holding Corp. (a) (b)	12	275
Dell Technology Inc. - Class C (a)	136	14,137
Digital Turbine USA, Inc. (a)	43	2,940
DigitalOcean Holdings, Inc. (a) (b)	8	649
Diodes Inc. (a)	22	1,961
DocuSign, Inc. (a)	95	24,579
Dolby Laboratories, Inc. - Class A	31	2,769
Dropbox, Inc. - Class A (a)	143	4,166
Duck Creek Technologies, Inc. (a)	35	1,552
DXC Technology Company (a)	125	4,194
Dynatrace Holdings LLC (a)	96	6,847
Elastic NV (a)	35	5,191
Enphase Energy, Inc. (a)	67	9,992
Entegris, Inc. (a)	67	8,453
Envestnet, Inc. (a)	28	2,235
EPAM Systems, Inc. (a)	28	15,962
Euronet Worldwide Inc. (a)	26	3,354
Everbridge, Inc. (a)	19	2,816
EVERTEC, Inc.	31	1,410
ExlService Holdings Inc. (a)	16	2,030
F5 Networks, Inc. (a)	30	5,915
Fabrinet (a)	19	1,946
Factor Systems, Inc. (a) (b)	35	371
Fair Isaac Corporation (a)	14	5,597
Fastly, Inc. - Class A (a) (b)	52	2,083
Fidelity National Information Services, Inc.	303	36,856
FireEye, Inc. (a)	123	2,185
First Solar, Inc. (a)	48	4,593
Fiserv, Inc. (a)	292	31,700
Five9 Inc. (a)	33	5,344
FleetCor Technologies Inc. (a)	41	10,688
Flex Ltd. (a)	245	4,332
FormFactor Inc. (a)	40	1,494
Fortinet, Inc. (a)	66	19,387
Gartner Inc. (a)	41	12,430
Genpact Limited	87	4,129
GoDaddy Inc. - Class A (a)	84	5,834
Guidewire Software, Inc. (a)	42	4,968
Hewlett Packard Enterprise Company	647	9,219
HP Inc.	588	16,086
HubSpot Inc. (a)	22	14,905
II-VI Incorporated (a)	52	3,107
Insight Enterprises, Inc. (a)	18	1,628
Intel Corporation (a)	1,991	106,095
International Business Machines Corporation	440	61,095
Intuit Inc. (a)	134	72,345
IPG Photonics Corporation (a)	18	2,838
Itron Inc. (a)	23	1,723
J2 Cloud Services, LLC (a)	23	3,209
Jabil Inc.	72	4,177
Jack Henry & Associates Inc. (a)	37	6,082
JAMF Holding Corp. (a)	26	986
JFROG Ltd (a) (b)	20	660
Juniper Networks, Inc.	164	4,501
Keysight Technologies, Inc. (a)	90	14,812
KLA-Tencor Corp. (a)	75	25,039
Kulicke & Soffa Industries Inc. (a)	30	1,776
Lam Research Corp. (a)	70	39,776
Lattice Semiconductor Corp. (a)	68	4,406
Leidos Holdings Inc.	70	6,698
Littelfuse Inc. (a)	12	3,306
LivePerson, Inc. (a)	32	1,912
Liveramp, Inc. (a)	34	1,627
Lumentum Holdings Inc. (a)	37	3,124
MACOM Technology Solutions Holdings, Inc. (a)	24	1,552
Manhattan Associates Inc. (a)	32	4,859
Mantech International Corp. - Class A (a)	14	1,064
Marvell Technology, Inc.	402	24,217
MaxLinear, Inc. (a)	35	1,719
McAfee Corp. - Class A	26	572
Medallia, Inc. (a)	56	1,908
Microchip Technology Incorporated (a)	134	20,603
Micron Technology, Inc. (a)	552	39,187
Microsoft Corporation (a)	3,690	1,040,332
MicroStrategy Inc. - Class A (a) (b)	4	2,217
MicroVision, Inc. (a) (b)	80	884
Mimecast Uk Limited (a)	30	1,917
MKS Instruments, Inc. (a)	28	4,169

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Momentive Global Inc. (a)	62	1,223
MongoDB, Inc. - Class A (a)	31	14,812
Monolithic Power Systems Inc. (a)	21	10,220
Motorola Solutions Inc.	83	19,264
National Instruments Corp. (a)	65	2,539
nCino, Inc. (a)	26	1,833
NCR Corporation (a)	67	2,595
NetApp, Inc. (a)	110	9,900
New Relic, Inc. (a)	28	2,001
NortonLifelock Inc. (a)	285	7,217
Novantas Inc. (a)	18	2,720
Nuance Communications, Inc. (a)	141	7,768
Nutanix, Inc. - Class A (a)	100	3,753
NVIDIA Corporation (a)	1,224	253,459
NXP Semiconductors N.V.	130	25,450
Okta, Inc. - Class A (a)	61	14,525
On Semiconductor Corporation (a)	212	9,712
Onto Innovation Inc. (a)	24	1,749
Oracle Corporation	808	70,428
Pagerduty, Inc. (a)	36	1,494
Palantir Technologies Inc. - Class A (a)	760	18,275
Palo Alto Networks, Inc. (a)	48	22,855
Paycom Software, Inc. (a)	24	11,803
Paylocity Holding Corporation (a)	19	5,414
Pegasystems Inc. (a)	20	2,594
Ping Identity Holding Corp. (a)	24	588
Plexus Corp. (a)	15	1,325
Power Integrations Inc. (a)	30	2,961
PTC Inc. (a)	53	6,319
Pure Storage, Inc. - Class A (a)	131	3,298
Q2 Holdings, Inc. (a)	27	2,154
Qorvo, Inc. (a)	55	9,206
Qualcomm Incorporated (a)	554	71,393
Qualtrics International Inc. - Class A (a)	31	1,304
Qualys, Inc. (a)	17	1,851
Rackspace Technology, Inc. (a) (b)	29	418
Rapid7, Inc. (a)	27	3,061
RingCentral, Inc. - Class A (a)	40	8,700
Riot Blockchain, Inc. (a) (b)	38	987
Rogers Corp. (a)	10	1,795
Sabre Corporation (a)	163	1,933
SailPoint Technologies Holdings, Inc. (a)	47	2,017
Salesforce.Com, Inc. (a)	477	129,340
Sanmina Corp. (a)	33	1,269
Science Applications International Corp.	28	2,436
Seagate Technology Holdings Public Limited Company (a)	103	8,531
Semtech Corp. (a)	32	2,513
ServiceNow, Inc. (a)	97	60,483
Shift4 Payments, LLC - Class A (a)	23	1,771
Silicon Laboratories Inc. (a)	20	2,800
Skyworks Solutions, Inc. (a)	82	13,464
Smartsheet Inc. - Class A (a)	62	4,237
Snowflake Inc. - Class A (a)	111	33,697
SolarEdge Technologies Ltd. (a)	26	6,852
SolarWinds Corporation (a)	18	309
Splunk Inc. (a)	81	11,736
Sprout Social, Inc. - Class A (a)	21	2,593
SPS Commerce, Inc. (a)	18	2,955
Square, Inc. - Class A (a)	195	46,753
SS&C Technologies Holdings, Inc. (a)	108	7,515
SunPower Corporation (a) (b)	41	924
Switch Inc - Class A	60	1,524
Synaptics Incorporated (a)	17	3,138
SYNNEX Corporation	21	2,213
Synopsys Inc. (a)	75	22,383
TE Connectivity Ltd. (c)	161	22,049
Telos Corporation (a)	25	696
Tenable Holdings, Inc. (a)	44	2,020
Teradata Corporation (a)	54	3,105
Teradyne Inc. (a)	82	8,918
Texas Instruments Incorporated (a)	453	87,087
The Trade Desk, Inc. - Class A (a)	214	15,035
Trimble Inc. (a)	123	10,113
TTEC Holdings, Inc. (a)	9	876
Tyler Technologies Inc. (a)	20	9,257
Ultra Clean Holdings, Inc. (a)	22	926
Universal Display Corporation (a)	21	3,660
Upstate Property Rentals, LLC (a)	19	1,865
Varonis Systems, Inc. (a)	53	3,195
Velodyne Lidar, Inc. (a) (b)	46	270
Verint Systems Inc. (a)	34	1,514
VeriSign, Inc. (a)	48	9,891
ViaSat, Inc. (a)	36	1,981
Viavi Solutions Inc. (a)	118	1,853
Vishay Intertechnology Inc.	68	1,372
VMware, Inc. - Class A (a) (b)	40	5,919
Vontier Corporation	83	2,792
Western Digital Corporation (a)	152	8,563
Wex, Inc. (a)	22	3,911
Workday, Inc. - Class A (a)	93	23,143
Workiva Inc. - Class A (a)	21	3,016
Xerox Holdings Corporation (a)	69	1,399
Xilinx, Inc. (a)	121	18,295
Zebra Technologies Corp. - Class A (a)	26	13,467
Zendesk, Inc. (a)	59	6,913
Zscaler, Inc. (a)	38	10,081
		5,137,680
Industrials 1.5%
Clarivate PLC (a)	179	3,909
Desktop Metal Operating, Inc. - Class A (a) (b)	62	443
Dun & Bradstreet Holdings, Inc. (a)	71	1,186
ESCO Technologies Inc.	13	1,029
Fortive Corporation	176	12,437
Maxar Technologies Inc.	35	1,000
Sensata Technologies Holding PLC (a)	79	4,318
Shoals Technologies LLC - Class A (a)	49	1,358
SunRun Inc. (a)	100	4,385
Teledyne Technologies Inc. (a)	23	9,777
Uber Technologies, Inc. (a)	794	35,588
Vicor Corp. (a)	11	1,458
		76,888
Consumer Discretionary 0.4%
Garmin Ltd. (a)	75	11,623
iRobot Corp. (a) (b)	14	1,137
Luminar Technologies Inc. - Class A (a) (b)	105	1,642
Sonos, Inc. (a)	60	1,943
Stamps.com Inc. (a)	9	2,903
Vizio Holding Corp. - Class A (a) (b)	5	107
		19,355
Communication Services 0.3%
Bandwidth Inc. - Class A (a)	12	1,051
Bumble Inc. - Class A (a) (b)	27	1,357
Lyft, Inc. - Class A (a)	142	7,617
ZoomInfo Technologies Inc. - Class A (a)	90	5,476
		15,501
Financials 0.1%
Coinbase Global, Inc. - Class A (a) (b)	14	3,199
Ubiquiti Inc.	3	950
		4,149
Utilities 0.0%
Sunnova Energy International Inc. (a)	45	1,468
Total Common Stocks (cost $2,632,397)		5,255,041
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.01% (d) (e)	19,481	19,481
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.01% (d) (e)	13,407	13,407
Total Short Term Investments (cost $32,888)		32,888
Total Investments 100.3% (cost $2,665,285)		5,287,929
Other Derivative Instruments (0.0)%		(109)
Other Assets and Liabilities, Net (0.3)%		(14,550)
Total Net Assets 100.0%		5,273,270

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Mellon Information Technology Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	09/19/14	13,228	22,049	0.4

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	146	December 2021	23,029	(109)	(1,064)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	5,255,041	—	—	5,255,041
Short Term Investments	32,888	—	—	32,888
	5,287,929	—	—	5,287,929
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,064)	—	—	(1,064)
	(1,064)	—	—	(1,064)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.6%
Materials 95.3%
Air Products and Chemicals, Inc.	40	10,111
Albemarle Corporation	21	4,564
Alcoa Corporation (a)	33	1,635
Amyris, Inc. (a) (b)	34	463
Ashland Global Holdings Inc.	10	885
Avient Corporation	16	743
Axalta Coating Systems Ltd. (a)	38	1,101
Balchem Corporation (a)	6	827
Cabot Corp.	10	513
Celanese Corp. - Class A	20	2,981
CF Industries Holdings Inc.	39	2,149
Cleveland-Cliffs Inc. (a)	81	1,611
Commercial Metals Co.	22	665
Compass Minerals International, Inc.	6	395
Corteva, Inc.	131	5,507
Danimer Scientific, L.L.C. - Class A (a)	12	202
Domtar Corp. (a)	9	495
Dow Inc.	133	7,654
DuPont de Nemours, Inc.	93	6,340
Eagle Materials Inc.	8	980
Eastman Chemical Co.	24	2,435
Ecolab Inc.	44	9,260
Element Solutions, Inc.	38	831
FMC Corporation	23	2,110
Freeport-McMoRan Inc. (a)	262	8,516
H.B. Fuller Company	10	611
Hecla Mining Co.	97	533
Huntsman Corp.	38	1,120
Ingevity Corporation (a)	7	492
Innospec Inc. (a)	4	373
International Flavors & Fragrances Inc.	44	5,937
Linde Public Limited Company	92	26,993
Livent Corporation (a)	29	669
LyondellBasell Industries N.V. - Class A	47	4,420
Martin Marietta Materials Inc.	11	3,797
Minerals Technologies Inc.	6	425
MOS Holdings Inc.	62	2,210
MP Materials Corp. - Class A (a) (b)	14	435
NewMarket Corp.	1	448
Newmont Corporation	143	7,737
Nucor Corporation	52	5,156
Olin Corporation	26	1,231
PPG Industries, Inc.	42	6,052
Quaker Chemical Corp.	2	569
Reliance Steel & Aluminum Co.	11	1,617
Royal Gold Inc. (a)	12	1,113
RPM International Inc.	23	1,803
Scotts Miracle-Gro Co.	7	1,058
Sensient Technologies Corporation	7	673
Sherwin-Williams Co.	43	12,086
Southern Copper Corporation	15	840
Steel Dynamics Inc. (a)	34	2,011
Stepan Co.	4	436
Summit Materials, Inc. - Class A (a)	21	680
The Chemours Company	29	845
Trinseo S.A.	7	376
Tronox Holdings PLC	20	492
United States Steel Corporation	48	1,053
Vulcan Materials Co.	24	3,999
Westlake Chemical Corporation	6	537
Zymergen Inc. (a)	3	40
		171,840
Health Care 2.4%
Avantor, Inc. (a)	104	4,258
Industrials 1.0%
Boise Cascade Company	7	382
UFP Industries, Inc. (a)	11	745
Univar Solutions Inc. (a)	31	733
		1,860
Utilities 0.6%
MDU Resources Group Inc.	36	1,060
Consumer Staples 0.3%
WD-40 Co. (a)	3	574
Total Common Stocks (cost $185,476)		179,592
INVESTMENT COMPANIES 0.0%
Vanguard Materials ETF (b)	—	74
Total Investment Companies (cost $74)		74
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	426	426
Investment Companies 0.1%
JNL Government Money Market Fund, 0.01% (c) (d)	102	102
Total Short Term Investments (cost $528)		528
Total Investments 99.9% (cost $186,078)		180,194
Other Derivative Instruments (0.0)%		(10)
Other Assets and Liabilities, Net 0.1%		139
Total Net Assets 100.0%		180,323

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	8	December 2021	674	(10)	(6)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	179,592	—	—	179,592
Investment Companies	74	—	—	74
Short Term Investments	528	—	—	528
	180,194	—	—	180,194
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(6)	—	—	(6)
	(6)	—	—	(6)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.5%
Information Technology 33.0%
Accenture Public Limited Company - Class A	7	2,389
Adobe Inc. (a)	6	3,251
Advanced Micro Devices, Inc. (a)	14	1,465
Analog Devices, Inc. (a)	6	1,062
ANSYS, Inc. (a)	1	345
Applied Materials, Inc. (a)	11	1,384
Autodesk, Inc. (a)	3	747
Automatic Data Processing, Inc. (a)	5	1,004
Cadence Design Systems Inc. (a)	3	499
Cisco Systems, Inc. (a)	50	2,711
Citrix Systems Inc. (a)	2	162
Cognex Corp. (a)	2	164
Cognizant Technology Solutions Corp. - Class A (a)	6	457
CommScope Holding Company, Inc. (a)	2	26
Corning Incorporated	9	344
Dell Technology Inc. - Class C (a)	3	337
F5 Networks, Inc. (a)	1	134
Flex Ltd. (a)	6	102
Fortinet, Inc. (a)	2	482
Hewlett Packard Enterprise Company	15	218
HP Inc.	15	398
Intel Corporation (a)	47	2,527
International Business Machines Corporation	10	1,455
Intuit Inc. (a)	3	1,745
Itron Inc. (a)	1	46
Keysight Technologies, Inc. (a)	2	361
Lam Research Corp. (a)	2	957
MasterCard Incorporated - Class A	10	3,633
Microchip Technology Incorporated (a)	3	487
Microsoft Corporation (a)	84	23,788
Motorola Solutions Inc.	2	467
NortonLifelock Inc. (a)	7	169
NVIDIA Corporation (a)	29	6,093
Okta, Inc. - Class A (a)	1	354
On Semiconductor Corporation (a)	5	230
Oracle Corporation	22	1,929
Paycom Software, Inc. (a)	1	291
Paypal Holdings, Inc. (a)	13	3,431
Plantronics Inc. (a)	1	14
Salesforce.Com, Inc. (a)	11	3,114
ServiceNow, Inc. (a)	2	1,455
Skyworks Solutions, Inc. (a)	2	325
Splunk Inc. (a)	2	288
TE Connectivity Ltd. (b)	4	538
Teradata Corporation (a)	1	65
Texas Instruments Incorporated (a)	11	2,095
The Western Union Company	5	107
Trimble Inc. (a)	3	241
Visa Inc. - Class A	20	4,450
VMware, Inc. - Class A (a) (c)	1	147
Workday, Inc. - Class A (a)	2	549
Xerox Holdings Corporation (a)	2	35
Zebra Technologies Corp. - Class A (a)	1	324
		79,391
Communication Services 11.4%
Alphabet Inc. - Class A (a)	4	9,488
Alphabet Inc. - Class C (a)	3	9,158
Booking Holdings Inc. (a)	—	1,149
Discovery, Inc. - Series A (a) (c)	2	56
Discovery, Inc. - Series C (a)	4	89
Electronic Arts Inc.	3	478
John Wiley & Sons Inc. - Class A	—	25
Liberty Global PLC - Class A (a)	2	64
Liberty Global PLC - Class C (a)	4	117
Lumen Technologies Inc.	11	138
New York Times Co. - Class A	2	91
Omnicom Group Inc.	3	191
Scholastic Corp. (a)	—	5
Verizon Communications Inc.	49	2,644
Walt Disney Co.	21	3,631
		27,324
Consumer Discretionary 10.6%
Aptiv PLC (a)	3	478
Aramark	3	93
Autoliv, Inc.	1	90
AutoNation, Inc. (a)	1	86
Best Buy Co., Inc.	3	288
BorgWarner Inc.	3	121
Buckle Inc.	—	18
Callaway Golf Co. (a)	2	46
Capri Holdings Limited (a)	2	84
CarMax Inc. (a)	2	245
Choice Hotels International Inc.	—	59
Columbia Sportswear Co. (a)	—	40
Darden Restaurants Inc.	2	233
Deckers Outdoor Corp. (a)	—	127
Domino's Pizza, Inc.	—	215
Ethan Allen Interiors Inc.	—	2
Foot Locker, Inc.	1	42
GameStop Corp. - Class A (a) (c)	1	129
Gap Inc.	2	54
Garmin Ltd. (a)	2	279
Hanesbrands Inc.	4	74
Harley-Davidson, Inc.	2	62
Hasbro, Inc. (a)	1	132
Hilton Worldwide Holdings Inc. (a)	3	434
Jack in the Box Inc. (a)	—	21
Kohl's Corporation	2	80
La-Z-Boy Inc.	—	14
LKQ Corporation (a)	3	175
Lowe`s Companies, Inc.	8	1,698
Marriott International, Inc. - Class A (a)	3	476
Mattel, Inc. (a)	5	86
McDonald's Corporation	9	2,124
Meritage Homes Corporation (a)	1	49
Mohawk Industries Inc. (a)	1	129
Newell Brands Inc.	4	96
NIKE, Inc. - Class B	15	2,176
Nordstrom Inc. (a)	1	29
Office Depot, Inc. (a)	1	27
Pool Corporation (a)	—	198
PVH Corp. (a)	1	85
Royal Caribbean Cruises Ltd.	3	236
Signet Jewelers Limited	1	55
Starbucks Corporation (a)	14	1,539
Tesla Inc. (a)	10	7,493
The Home Depot, Inc.	13	4,122
Tractor Supply Co. (a)	1	272
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	214
Under Armour Inc. - Class A (a)	2	45
Under Armour Inc. - Class C (a)	2	39
Vail Resorts, Inc.	—	160
VF Corp.	4	272
Whirlpool Corporation	1	144
Wolverine World Wide, Inc.	1	23
		25,508
Health Care 9.8%
AbbVie Inc.	21	2,248
ABIOMED, Inc. (a)	1	174
Agilent Technologies, Inc.	4	566
Align Technology, Inc. (a)	1	585
AmerisourceBergen Corporation	2	208
Amgen Inc. (a)	7	1,432
Becton, Dickinson and Company	3	844
Biogen Inc. (a)	2	496
BioMarin Pharmaceutical Inc. (a)	2	166
Bio-Techne Corporation (a)	—	226
Bristol-Myers Squibb Company	26	1,566
Cardinal Health, Inc.	3	161
Centene Corporation (a)	7	433
Cerner Corp. (a)	3	245
Cigna Holding Company	4	812
Cooper Cos. Inc.	1	235

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
DaVita Inc. (a)	1	91
Dentsply Sirona Inc.	3	150
DexCom Inc. (a)	1	615
Edwards Lifesciences Corporation (a)	7	837
Gilead Sciences, Inc. (a)	15	1,033
HCA Healthcare, Inc.	3	773
Henry Schein Inc. (a)	2	136
Hologic Inc. (a)	3	224
Humana Inc.	2	583
IDEXX Laboratories, Inc. (a)	1	625
Illumina, Inc. (a)	2	700
Insulet Corporation (a)	1	215
IQVIA Inc. (a)	2	542
Jazz Pharmaceuticals Public Limited Company (a)	1	87
Laboratory Corporation of America Holdings (a)	1	323
Mednax, Inc. (a)	1	21
Merck & Co., Inc.	30	2,245
Mettler-Toledo International Inc. (a)	—	372
Patterson Cos. Inc. (a)	1	24
Quest Diagnostics Incorporated	1	215
ResMed Inc.	2	448
Select Medical Holdings Corporation	1	43
Steris Limited	1	249
Teladoc Health, Inc. (a) (c)	2	214
Vertex Pharmaceuticals Incorporated (a)	3	556
Waters Corp. (a)	1	255
West Pharmaceutical Services Inc.	1	373
Zoetis Inc. - Class A	6	1,087
		23,433
Financials 9.2%
Ally Financial Inc.	4	216
American Express Company (a)	8	1,348
Ameriprise Financial, Inc.	1	353
Arthur J Gallagher & Co.	2	357
Bank of Hawaii Corporation	—	31
BlackRock, Inc.	2	1,515
Cathay General Bancorp (a)	1	36
Chubb Limited	5	926
CIT Group Inc.	1	61
Citizens Financial Group Inc.	5	232
CME Group Inc. - Class A (a)	4	821
Comerica Inc.	2	135
Equitable Holdings, Inc.	5	140
FactSet Research Systems Inc.	—	175
First Republic Bank	2	398
Franklin Resources Inc.	4	109
Heartland Financial USA, Inc. (a)	1	27
Huntington Bancshares Incorporated (a)	17	263
Intercontinental Exchange, Inc.	7	769
International Bancshares Corporation (a)	1	21
Invesco Ltd.	4	94
KeyCorp	12	252
Lincoln National Corporation	2	142
Loews Corp.	3	138
M&T Bank Corporation	1	223
Marsh & McLennan Companies, Inc.	6	914
Moody's Corp.	2	712
Morgan Stanley	17	1,608
New York Community Bancorp Inc. - Series A	5	68
Northern Trust Corp.	2	245
Old National Bancorp (a)	2	26
People's United Financial Inc. (a)	5	92
Principal Financial Group, Inc. (a)	3	213
Progressive Corp.	7	623
Prudential Financial Inc.	5	497
Regions Financial Corporation	11	237
S&P Global Inc.	3	1,206
State Street Corporation	4	371
SVB Financial Group (a)	1	420
T. Rowe Price Group, Inc. (a)	3	530
The Allstate Corporation	4	457
The Bank of New York Mellon Corporation (d)	10	513
The Charles Schwab Corporation	17	1,241
The Hartford Financial Services Group, Inc.	4	289
The PNC Financial Services Group, Inc.	5	981
The Travelers Companies, Inc.	3	459
Truist Financial Corporation	16	937
Umpqua Holdings Corp.	2	46
Voya Financial, Inc.	1	81
Willis Towers Watson Public Limited Company	2	361
Zions Bancorp	2	112
		22,021
Industrials 8.4%
3M Company	7	1,198
ACCO Brands Corporation	—	3
Acuity Brands, Inc.	—	78
AGCO Corporation	1	84
Air Lease Corporation - Class A	1	53
Allegion Public Limited Company	1	136
AMERCO (a)	—	74
AO Smith Corp.	1	91
Applied Industrial Technologies, Inc.	—	33
Arcbest Corporation (a)	—	28
ASGN Incorporated (a)	1	72
Avis Budget Group, Inc. (a)	1	85
Builders FirstSource, Inc. (a)	2	125
C.H. Robinson Worldwide, Inc. (a)	2	136
Caterpillar Inc.	6	1,239
Copart Inc. (a)	2	347
CSX Corp. (a)	27	799
Cummins Inc.	2	384
Deere & Company	4	1,176
Delta Air Lines, Inc. (a)	2	83
Deluxe Corp.	1	19
Dover Corporation	2	257
Eaton Corporation Public Limited Company	5	709
Echo Global Logistics, Inc. (a)	—	21
EMCOR Group, Inc.	1	68
Expeditors International of Washington Inc. (a)	2	233
Exponent, Inc. (a)	1	72
Fastenal Co. (a)	7	353
Flowserve Corporation	2	54
Fortive Corporation	4	273
Fortune Brands Home & Security, Inc.	2	147
Graco Inc.	2	140
Granite Construction Incorporated	1	25
H&E Equipment Services, Inc. (a)	—	8
Heidrick & Struggles International Inc. (a)	—	3
HNI Corp.	—	15
ICF International, Inc. (a)	—	23
IDEX Corporation	1	193
IHS Markit Ltd.	4	522
Illinois Tool Works Inc.	4	772
Interface Inc. - Class A (a)	—	3
Johnson Controls International Public Limited Company	8	575
Kansas City Southern	1	282
Kelly Services Inc. - Class A (a)	—	3
Lennox International Inc.	—	128
Lincoln Electric Holdings Inc. (a)	1	84
ManpowerGroup Inc.	1	69
Masco Corporation	3	158
Meritor, Inc. (a)	1	14
Middleby Corp. (a)	1	113
Norfolk Southern Corporation	3	713
Owens Corning Inc.	1	107
PACCAR Inc.	4	319
Parker-Hannifin Corporation	2	430
Quanta Services, Inc.	2	179
Resources Connection, Inc. (a)	—	1
Robert Half International Inc.	1	144
Rockwell Automation Inc.	1	405
Roper Technologies, Inc.	1	557
Ryder System, Inc.	1	59
Sensata Technologies Holding PLC (a)	2	106
Snap-On Inc.	1	129
Southwest Airlines Co. (a)	2	85
Spirit Aerosystems Holdings Inc. - Class A	1	63
Stanley Black & Decker, Inc.	2	342

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Steelcase Inc. - Class A	1	7
Tennant Co.	—	12
Tetra Tech, Inc. (a)	1	94
Timken Co.	1	47
Trane Technologies Public Limited Company	3	481
TransUnion	2	247
TrueBlue, Inc. (a)	—	5
Union Pacific Corporation	8	1,542
United Parcel Service Inc. - Class B	9	1,560
United Rentals Inc. (a)	1	305
W. W. Grainger, Inc.	1	201
Wabtec Corp.	2	181
Xylem Inc.	2	256
		20,137
Consumer Staples 7.2%
Archer-Daniels-Midland Company	7	404
Bunge Limited	2	137
Campbell Soup Company	2	96
Colgate-Palmolive Co.	9	714
ConAgra Brands Inc.	5	184
Darling Ingredients Inc. (a)	2	143
Estee Lauder Cos. Inc. - Class A	3	822
General Mills, Inc.	7	433
Hain Celestial Group Inc. (a)	1	34
Hormel Foods Corp.	3	140
Ingredion Inc.	1	66
JM Smucker Co.	1	158
Kellogg Co.	3	187
Keurig Dr Pepper Inc. (a)	8	285
Kimberly-Clark Corporation	4	530
Kraft Heinz Foods Company (a)	8	297
Lamb Weston Holdings Inc.	2	108
McCormick & Co. Inc.	3	231
Mondelez International, Inc. - Class A (a)	17	970
PepsiCo, Inc. (a)	16	2,441
Procter & Gamble Co. (a)	29	4,042
Sysco Corp.	6	478
Target Corporation	6	1,333
The Clorox Company	1	236
The Coca-Cola Company	48	2,541
The Kroger Co.	9	349
United Natural Foods Inc. (a)	—	24
		17,383
Real Estate 3.2%
American Tower Corporation	5	1,430
AvalonBay Communities, Inc.	2	369
Boston Properties Inc.	2	190
CBRE Group, Inc. - Class A (a)	4	389
Corporate Office Properties Trust	1	28
Digital Realty Trust Inc.	3	481
Duke Realty Corp.	5	218
Equinix, Inc.	1	841
Equity Residential	4	343
Federal Realty Investment Trust	1	95
Healthpeak Properties, Inc.	6	214
Host Hotels & Resorts, Inc. (a)	8	130
Iron Mountain Incorporated	3	148
Jones Lang LaSalle Incorporated (a)	1	148
Macerich Co.	3	47
PotlatchDeltic Corp. (a)	1	32
ProLogis Inc.	9	1,094
Realogy Holdings Corp. (a)	2	27
SBA Communications Corporation (a)	1	430
Simon Property Group, Inc.	4	501
UDR, Inc.	3	184
Weyerhaeuser Company	9	311
		7,650
Materials 3.0%
Air Products and Chemicals, Inc.	3	662
Albemarle Corporation	1	293
Amcor Plc	19	215
Avery Dennison Corporation	1	195
Axalta Coating Systems Ltd. (a)	3	73
Ball Corporation	4	343
Compass Minerals International, Inc.	—	24
Domtar Corp. (a)	1	36
Ecolab Inc.	3	628
H.B. Fuller Company	1	38
International Flavors & Fragrances Inc.	3	401
Linde Public Limited Company	6	1,803
Minerals Technologies Inc.	—	22
MOS Holdings Inc.	4	156
Newmont Corporation	9	514
Nucor Corporation	3	339
PPG Industries, Inc.	3	408
Schnitzer Steel Industries Inc. - Class A (a)	—	11
Sealed Air Corporation	2	108
Sherwin-Williams Co.	3	846
Sonoco Products Co.	1	71
		7,186
Energy 2.2%
Apa Corp. (a)	5	99
Baker Hughes, a GE Company, LLC - Class A	9	216
Cheniere Energy, Inc.	3	270
ConocoPhillips	16	1,086
Core Laboratories N.V.	—	12
Devon Energy Corporation	7	264
EQT Corporation (a)	4	73
Hess Corporation	3	255
Marathon Oil Corporation	10	134
Marathon Petroleum Corporation	8	469
NOV Inc. (a)	4	59
Occidental Petroleum Corporation	11	331
ONEOK, Inc.	5	303
Phillips 66	5	369
Pioneer Natural Resources Co.	3	458
Schlumberger Ltd.	16	485
Southwestern Energy Co. (a)	8	43
TechnipFMC PLC	4	32
Valero Energy Corporation	5	331
		5,289
Utilities 1.5%
Alliant Energy Corporation (a)	3	161
American Water Works Company, Inc.	2	365
Atmos Energy Corporation	1	128
Avista Corporation	1	25
CenterPoint Energy, Inc.	7	160
CMS Energy Corp.	4	212
Consolidated Edison, Inc.	4	290
Essential Utilities, Inc.	3	122
Eversource Energy	4	335
FirstEnergy Corp.	7	237
MDU Resources Group Inc.	2	71
New Jersey Resources Corp.	1	46
NiSource Inc.	4	109
Northwest Natural Holding Company	—	13
OGE Energy Corp.	2	81
Ormat Technologies Inc.	—	27
PPL Corporation	9	248
Sempra Energy	4	476
The AES Corporation	8	188
UGI Corp.	2	102
WEC Energy Group Inc.	4	319
		3,715
Total Common Stocks (cost $189,695)		239,037
INVESTMENT COMPANIES 0.2%
iShares MSCI KLD 400 Social ETF (c)	5	441
Total Investment Companies (cost $450)		441
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.2%
JNL Government Money Market Fund, 0.01% (d) (e)	527	527

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.01% (d) (e)	472	472
Total Short Term Investments (cost $999)		999
Total Investments 100.1% (cost $191,144)		240,477
Other Derivative Instruments (0.0)%		(10)
Other Assets and Liabilities, Net (0.1)%		(254)
Total Net Assets 100.0%		240,213

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Mellon MSCI KLD 400 Social Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	289	166	16	—	(1)	75	513	0.2

JNL/Mellon MSCI KLD 400 Social Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	08/14/17	421	538	0.2

JNL/Mellon MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	4	December 2021	890	(10)	(30)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	239,037	—	—	239,037
Investment Companies	441	—	—	441
Short Term Investments	999	—	—	999
	240,477	—	—	240,477
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(30)	—	—	(30)
	(30)	—	—	(30)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.4%
Information Technology 48.3%
Adobe Inc. (a)	210	121,163
Advanced Micro Devices, Inc. (a)	536	55,179
Analog Devices, Inc. (a)	234	39,118
ANSYS, Inc. (a)	39	13,317
Apple Inc. (a)	4,801	679,297
Applied Materials, Inc. (a)	400	51,439
ASML Holding - ADR (a)	35	26,068
Atlassian Corporation PLC - Class A (a)	60	23,464
Autodesk, Inc. (a)	97	27,618
Automatic Data Processing, Inc. (a)	187	37,400
Broadcom Inc. (a)	180	87,449
Cadence Design Systems Inc. (a)	123	18,652
CDW Corp. (a)	61	11,093
Check Point Software Technologies Ltd (a)	60	6,769
Cisco Systems, Inc. (a)	1,862	101,336
Cognizant Technology Solutions Corp. - Class A (a)	233	17,324
CrowdStrike Holdings, Inc. - Class A (a)	88	21,710
DocuSign, Inc. (a)	86	22,039
Fiserv, Inc. (a)	294	31,854
Intel Corporation (a)	1,784	95,032
Intuit Inc. (a)	121	65,084
KLA-Tencor Corp. (a)	67	22,551
Lam Research Corp. (a)	63	35,726
Marvell Technology, Inc.	367	22,143
Microchip Technology Incorporated (a)	122	18,657
Micron Technology, Inc. (a)	494	35,054
Microsoft Corporation (a)	2,181	615,003
NetEase, Inc. - ADR (a)	135	11,524
NVIDIA Corporation (a)	1,102	228,219
NXP Semiconductors N.V.	118	23,031
Okta, Inc. - Class A (a)	61	14,429
Paychex Inc. (a)	159	17,936
Paypal Holdings, Inc. (a)	519	135,086
Qualcomm Incorporated (a)	498	64,237
Skyworks Solutions, Inc. (a)	73	12,012
Splunk Inc. (a)	72	10,468
Synopsys Inc. (a)	67	20,186
Texas Instruments Incorporated (a)	408	78,383
VeriSign, Inc. (a)	50	10,237
Workday, Inc. - Class A (a)	84	20,912
Xilinx, Inc. (a)	109	16,501
Zoom Video Communications, Inc. - Class A (a)	104	27,209
		2,991,909
Communication Services 19.7%
Activision Blizzard, Inc. (a)	342	26,475
Alphabet Inc. - Class A (a)	87	233,591
Alphabet Inc. - Class C (a)	93	247,959
Baidu, Inc. - Class A - ADR (a)	112	17,211
Booking Holdings Inc. (a)	18	43,067
Charter Communications, Inc. - Class A (a)	81	59,237
Comcast Corporation - Class A (a)	2,026	113,302
Electronic Arts Inc.	127	18,019
Facebook, Inc. - Class A (a)	692	234,929
Fox Corporation - Class A (a)	147	5,891
Fox Corporation - Class B (a)	112	4,175
Match Group Holdings II, LLC (a)	120	18,837
Netflix, Inc. (a)	195	119,308
Sirius XM Holdings Inc. (a) (b)	1,811	11,045
T-Mobile USA, Inc. (a)	551	70,338
		1,223,384
Consumer Discretionary 16.5%
Amazon.com, Inc. (a)	147	482,112
Dollar Tree Inc. (a)	100	9,544
eBay Inc. (a)	289	20,143
JD.com, Inc. - Class A - ADR (a)	349	25,233
Lululemon Athletica Inc. (a)	55	22,371
Marriott International, Inc. - Class A (a)	144	21,332
MercadoLibre S.R.L (a)	22	36,906
O'Reilly Automotive, Inc. (a)	30	18,636
Peloton Interactive, Inc. - Class A (a)	121	10,500
Pinduoduo Inc. - ADR (a)	170	15,395
Ross Stores Inc. (a)	158	17,181
Starbucks Corporation (a)	520	57,368
Tesla Inc. (a)	359	278,277
Trip.com Group Limited - ADR (a)	235	7,238
		1,022,236
Health Care 6.6%
Align Technology, Inc. (a)	35	23,170
Amgen Inc. (a)	251	53,389
Biogen Inc. (a)	66	18,736
Cerner Corp. (a)	131	9,243
DexCom Inc. (a)	43	23,452
Gilead Sciences, Inc. (a)	554	38,700
IDEXX Laboratories, Inc. (a)	38	23,338
Illumina, Inc. (a)	68	27,445
Incyte Corporation (a)	98	6,747
Intuitive Surgical, Inc. (a)	53	52,332
Moderna, Inc. (a)	177	68,218
Regeneron Pharmaceuticals, Inc. (a)	46	27,864
Seagen Inc. (a)	80	13,596
Vertex Pharmaceuticals Incorporated (a)	114	20,651
		406,881
Consumer Staples 4.8%
Costco Wholesale Corporation (a)	195	87,826
Keurig Dr Pepper Inc. (a)	632	21,577
Kraft Heinz Foods Company (a)	543	19,995
Mondelez International, Inc. - Class A (a)	618	35,956
Monster Beverage 1990 Corporation (a)	232	20,648
PepsiCo, Inc. (a)	610	91,791
Walgreens Boots Alliance, Inc. (a)	383	18,001
		295,794
Industrials 2.7%
Cintas Corp. (a)	46	17,370
Copart Inc. (a)	105	14,526
CSX Corp. (a)	997	29,654
Fastenal Co. (a)	254	13,123
Honeywell International Inc. (a)	305	64,757
PACCAR Inc.	155	12,201
Verisk Analytics, Inc. (a)	72	14,368
		165,999
Utilities 0.8%
American Electric Power Company, Inc. (a)	221	17,962
Exelon Corporation (a)	432	20,907
Xcel Energy Inc. (a)	238	14,889
		53,758
Total Common Stocks (cost $3,122,187)		6,159,961
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.6%
JNL Government Money Market Fund, 0.01% (c) (d)	36,311	36,311
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	11,264	11,264
Total Short Term Investments (cost $47,575)		47,575
Total Investments 100.2% (cost $3,169,762)		6,207,536
Other Derivative Instruments (0.0)%		(156)
Other Assets and Liabilities, Net (0.2)%		(13,718)
Total Net Assets 100.0%		6,193,662

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	139	December 2021	42,834	(156)	(2,017)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	6,159,961	—	—	6,159,961
Short Term Investments	47,575	—	—	47,575
	6,207,536	—	—	6,207,536
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,017)	—	—	(2,017)
	(2,017)	—	—	(2,017)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.2%
Real Estate 95.8%
AGNC Investment Corp. (a)	80	1,263
Agree Realty Corporation	10	690
Alexandria Real Estate Equities, Inc.	21	4,038
American Campus Communities, Inc.	21	1,028
American Homes 4 Rent - Class A	42	1,588
American Tower Corporation	69	18,405
Americold Realty Trust	40	1,157
Apple Hospitality REIT, Inc.	33	513
Arbor Realty Trust, Inc.	21	397
AvalonBay Communities, Inc.	21	4,716
Boston Properties Inc.	22	2,342
Brandywine Realty Trust	26	353
Brixmor Property Group Inc.	45	1,002
Camden Property Trust	15	2,256
Caretrust REIT, Inc. (a)	15	303
CBRE Group, Inc. - Class A (a)	51	4,982
Chimera Investment Corporation	36	535
CoreSite Realty Corporation	7	926
Corporate Office Properties Trust	17	466
Cousins Properties Incorporated	23	851
Crown Castle International Corp.	66	11,414
CubeSmart	31	1,491
Cushman & Wakefield PLC (a) (b)	23	419
Cyrusone LLC (a)	19	1,464
DiamondRock Hospitality Co. (a)	33	313
Digital Realty Trust Inc.	43	6,221
DigitalBridge Group, Inc. - Class A (a) (b)	75	453
Douglas Emmett, Inc.	27	838
Duke Realty Corp.	58	2,754
EastGroup Properties Inc.	6	1,027
EPR Properties	11	569
Equinix, Inc.	14	10,806
Equity Commonwealth (a)	19	487
Equity Lifestyle Properties, Inc.	26	2,030
Equity Residential	52	4,203
Essential Properties Realty Trust, Inc.	18	498
Essex Property Trust Inc.	10	3,162
eXp World Holdings, Inc. (a) (b)	10	395
Extra Space Storage Inc.	20	3,418
Federal Realty Investment Trust	11	1,260
First Industrial Realty Trust, Inc.	20	1,026
Four Corners Property Trust, Inc.	12	319
Gaming and Leisure Properties, Inc. (a)	34	1,572
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12	647
Healthcare Realty Trust Inc.	22	664
Healthcare Trust of America, Inc. - Class A	33	982
Healthpeak Properties, Inc.	82	2,744
Highwoods Properties Inc.	16	690
Host Hotels & Resorts, Inc. (a)	109	1,773
Hudson Pacific Properties Inc.	23	605
Innovative Industrial Properties, Inc.	4	838
Invitation Homes Inc.	88	3,360
Iron Mountain Incorporated	44	1,913
JBG Smith Properties	18	527
Jones Lang LaSalle Incorporated (a)	8	1,913
Kennedy-Wilson Holdings Inc.	19	399
Kilroy Realty Corporation	16	1,059
Kimco Realty Corporation	93	1,936
Lamar Advertising Co. - Class A (a)	13	1,501
Lexington Realty Trust	42	534
Life Storage Inc.	12	1,371
Medical Properties Trust, Inc.	91	1,819
Mid-America Apartment Communities, Inc.	18	3,295
National Health Investors, Inc.	7	380
National Retail Properties, Inc.	27	1,157
National Storage Affiliates Trust	12	650
New Residential Investment Corp.	72	789
Omega Healthcare Investors, Inc.	36	1,092
Open Doors Technology Inc. - Class A (a) (b)	58	1,193
OUTFRONT Media Inc.	22	553
Paramount Group, Inc.	26	234
Park Hotels & Resorts Inc. (a)	36	696
Pebblebrook Hotel Trust	20	455
Physicians Realty Trust	33	578
Piedmont Office Realty Trust Inc. - Class A	19	333
PotlatchDeltic Corp. (a)	10	522
ProLogis Inc.	113	14,128
PS Business Parks, Inc.	3	484
Public Storage	23	6,902
Rayonier Inc.	21	762
Realty Income Corporation	59	3,849
Redfin Corporation (a) (b)	16	794
Regency Centers Corp. (a)	23	1,570
Retail Properties of America, Inc. - Class A	33	426
Rexford Industrial Realty, Inc.	21	1,192
RLJ III-EM Columbus Lessee, LLC	26	381
Ryman Hospitality Properties, Inc. (a)	8	707
Sabra Health Care REIT, Inc. (a)	34	499
Safehold Inc.	2	149
SBA Communications Corporation (a)	17	5,519
Simon Property Group, Inc.	50	6,508
SITE Centers Corp.	27	423
SL Green Realty Corp.	10	719
Spirit Realty Capital, Inc.	18	829
St. Joe Co.	5	208
STAG Industrial, Inc.	24	962
Starwood Property Trust, Inc.	44	1,074
STORE Capital Corp.	37	1,195
Sun Communities Inc.	18	3,262
Sunstone Hotel Investors Inc. (a)	34	401
Terreno Realty Corporation	11	685
The Howard Hughes Corporation (a)	6	548
UDR, Inc.	42	2,248
Uniti Group Inc. (a)	36	446
Urban Edge Properties	17	314
Ventas, Inc.	60	3,304
VEREIT, Inc.	35	1,581
VICI Properties Inc.	94	2,659
Vornado Realty Trust	24	1,019
W.P. Carey Inc.	28	2,047
Welltower Inc.	64	5,306
Weyerhaeuser Company	114	4,065
Xenia Hotels & Resorts Inc. (a)	17	304
		218,621
Industrials 2.3%
CoStar Group, Inc. (a)	60	5,180
Financials 1.1%
Annaly Capital Management, Inc.	220	1,850
Blackstone Mortgage Trust, Inc. - Class A	24	724
		2,574
Total Common Stocks (cost $214,143)		226,375
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.01% (c) (d)	1,003	1,003
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	339	339
Total Short Term Investments (cost $1,342)		1,342
Total Investments 99.8% (cost $215,485)		227,717
Other Derivative Instruments (0.0)%		(30)
Other Assets and Liabilities, Net 0.2%		406
Total Net Assets 100.0%		228,093

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	33	December 2021	1,851	(30)	(62)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	226,375	—	—	226,375
Short Term Investments	1,342	—	—	1,342
	227,717	—	—	227,717
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(62)	—	—	(62)
	(62)	—	—	(62)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.8%
Information Technology 27.6%
Accenture Public Limited Company - Class A	205	65,730
Adobe Inc. (a)	154	88,860
Advanced Micro Devices, Inc. (a) (b)	393	40,442
Akamai Technologies, Inc. (a) (b)	54	5,621
Amphenol Corporation - Class A (b)	194	14,209
Analog Devices, Inc. (a) (b)	173	29,020
ANSYS, Inc. (a)	29	9,759
Apple Inc. (a)	5,087	719,861
Applied Materials, Inc. (a)	298	38,322
Arista Networks, Inc. (a)	17	5,956
Autodesk, Inc. (a) (b)	71	20,326
Automatic Data Processing, Inc. (a)	137	27,406
Broadcom Inc. (a)	132	64,239
Broadridge Financial Solutions, Inc. (b)	37	6,207
Cadence Design Systems Inc. (a)	90	13,680
CDW Corp. (a)	45	8,275
Ceridian HCM Holding Inc. (a) (b)	42	4,675
Cisco Systems, Inc. (a)	1,365	74,316
Citrix Systems Inc. (a)	41	4,399
Cognizant Technology Solutions Corp. - Class A (a) (b)	172	12,753
Corning Incorporated	249	9,076
DXC Technology Company (a)	85	2,847
Enphase Energy, Inc. (a) (b)	43	6,412
F5 Networks, Inc. (a)	19	3,864
Fidelity National Information Services, Inc.	201	24,512
Fiserv, Inc. (a) (b)	193	20,973
FleetCor Technologies Inc. (a)	27	7,025
Fortinet, Inc. (a)	44	12,794
Gartner Inc. (a)	27	8,239
Global Payments Inc.	96	15,081
Hewlett Packard Enterprise Company (b)	428	6,103
HP Inc.	391	10,706
Intel Corporation (a)	1,313	69,965
International Business Machines Corporation (b)	290	40,275
Intuit Inc. (a)	89	47,924
IPG Photonics Corporation (a) (b)	11	1,780
Jack Henry & Associates Inc. (a) (b)	23	3,784
Juniper Networks, Inc. (b)	110	3,021
Keysight Technologies, Inc. (a) (b)	60	9,855
KLA-Tencor Corp. (a)	50	16,699
Lam Research Corp. (a)	46	26,377
Leidos Holdings Inc. (b)	45	4,280
MasterCard Incorporated - Class A	282	98,131
Microchip Technology Incorporated (a)	88	13,478
Micron Technology, Inc. (a)	363	25,753
Microsoft Corporation (a)	2,435	686,398
Monolithic Power Systems Inc. (a) (b)	14	6,833
Motorola Solutions Inc.	55	12,708
NetApp, Inc. (a)	71	6,379
NortonLifelock Inc. (a) (b)	193	4,881
NVIDIA Corporation (a)	807	167,277
NXP Semiconductors N.V. (b)	86	16,832
Oracle Corporation	534	46,550
Paychex Inc. (a)	104	11,680
Paycom Software, Inc. (a) (b)	16	7,724
Paypal Holdings, Inc. (a)	380	98,985
PTC Inc. (a)	34	4,077
Qorvo, Inc. (a)	36	6,098
Qualcomm Incorporated (a)	367	47,315
Salesforce.Com, Inc. (a)	315	85,321
Seagate Technology Holdings Public Limited Company (a) (b)	67	5,516
ServiceNow, Inc. (a)	64	39,929
Skyworks Solutions, Inc. (a)	53	8,792
Synopsys Inc. (a)	49	14,772
TE Connectivity Ltd. (c)	107	14,707
Teradyne Inc. (a) (b)	55	6,032
Texas Instruments Incorporated (a)	300	57,698
The Western Union Company (b)	137	2,767
Trimble Inc. (a) (b)	83	6,799
Tyler Technologies Inc. (a) (b)	13	6,101
VeriSign, Inc. (a)	32	6,570
Visa Inc. - Class A (b)	547	121,793
Western Digital Corporation (a) (b)	100	5,633
Xilinx, Inc. (a)	80	12,007
Zebra Technologies Corp. - Class A (a)	17	8,887
		3,270,071
Health Care 13.2%
Abbott Laboratories	574	67,852
AbbVie Inc.	573	61,814
ABIOMED, Inc. (a)	15	4,880
Agilent Technologies, Inc.	99	15,545
Align Technology, Inc. (a)	24	15,825
AmerisourceBergen Corporation	49	5,814
Amgen Inc. (a)	184	39,125
Anthem, Inc.	79	29,610
Baxter International Inc.	164	13,159
Becton, Dickinson and Company	93	22,875
Biogen Inc. (a)	48	13,666
Bio-Rad Laboratories, Inc. - Class A (a)	7	5,334
Bio-Techne Corporation (a)	13	6,076
Boston Scientific Corporation (a)	459	19,930
Bristol-Myers Squibb Company	720	42,601
Cardinal Health, Inc. (b)	91	4,480
Catalent Inc. (a) (b)	55	7,292
Centene Corporation (a)	188	11,733
Cerner Corp. (a) (b)	98	6,920
Charles River Laboratories International Inc. (a) (b)	16	6,702
Cigna Holding Company	110	22,058
Cooper Cos. Inc.	16	6,538
CVS Health Corporation	428	36,313
Danaher Corporation	206	62,614
DaVita Inc. (a)	22	2,529
Dentsply Sirona Inc.	70	4,048
DexCom Inc. (a) (b)	31	17,031
Edwards Lifesciences Corporation (a)	202	22,916
Eli Lilly & Co.	258	59,635
Gilead Sciences, Inc. (a)	407	28,462
HCA Healthcare, Inc.	80	19,399
Henry Schein Inc. (a)	46	3,525
Hologic Inc. (a)	81	5,960
Humana Inc.	42	16,252
IDEXX Laboratories, Inc. (a)	28	17,211
Illumina, Inc. (a)	47	19,181
Incyte Corporation (a) (b)	62	4,274
Intuitive Surgical, Inc. (a)	38	38,258
IQVIA Inc. (a)	62	14,841
Johnson & Johnson	853	137,799
Laboratory Corporation of America Holdings (a)	31	8,819
McKesson Corporation	50	9,994
Medtronic Public Limited Company	435	54,579
Merck & Co., Inc.	821	61,674
Mettler-Toledo International Inc. (a) (b)	8	10,432
Moderna, Inc. (a)	113	43,492
Organon & Co.	82	2,692
PerkinElmer Inc.	37	6,457
Pfizer Inc. (b)	1,812	77,940
Quest Diagnostics Incorporated (b)	40	5,756
Regeneron Pharmaceuticals, Inc. (a)	34	20,646
ResMed Inc.	47	12,272
Steris Limited	32	6,439
Stryker Corporation (b)	109	28,640
Teleflex Incorporated (b)	15	5,660
Thermo Fisher Scientific Inc.	128	73,010
UnitedHealth Group Incorporated	306	119,453
Universal Health Services Inc. - Class B	26	3,610
Vertex Pharmaceuticals Incorporated (a)	84	15,282
Viatris, Inc. (b)	401	5,439
Waters Corp. (a) (b)	20	6,991
West Pharmaceutical Services Inc.	24	10,140
Zimmer Biomet Holdings, Inc.	67	9,849
Zoetis Inc. - Class A	154	29,913
		1,569,256

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Communication Services 11.6%
Activision Blizzard, Inc. (a)	251	19,439
Alphabet Inc. - Class A (a)	98	260,652
Alphabet Inc. - Class C (a)	91	243,316
AT&T Inc. (a)	2,315	62,514
Booking Holdings Inc. (a)	13	31,537
Charter Communications, Inc. - Class A (a) (b)	41	29,924
Comcast Corporation - Class A (a)	1,484	83,013
Discovery, Inc. - Series A (a) (b)	55	1,401
Discovery, Inc. - Series C (a) (b)	98	2,389
Dish Network Corporation - Class A (a) (b)	82	3,577
Electronic Arts Inc.	93	13,250
Expedia Group, Inc. (a)	45	7,414
Facebook, Inc. - Class A (a)	772	262,125
Fox Corporation - Class A (a) (b)	107	4,276
Fox Corporation - Class B (a)	53	1,981
Interpublic Group of Cos. Inc. (b)	128	4,696
Live Nation Entertainment, Inc. (a) (b)	43	3,895
Lumen Technologies Inc. (b)	329	4,072
Match Group Holdings II, LLC (a) (b)	85	13,375
Netflix, Inc. (a)	143	87,522
News Corporation - Class A (a)	130	3,063
News Corporation - Class B (a)	38	874
Omnicom Group Inc. (b)	69	4,977
Take-Two Interactive Software Inc. (a)	38	5,896
T-Mobile USA, Inc. (a)	189	24,197
Twitter, Inc. (a) (b)	259	15,618
Verizon Communications Inc.	1,343	72,535
ViacomCBS Inc. - Class B (a)	196	7,762
Walt Disney Co.	588	99,532
		1,374,822
Consumer Discretionary 11.6%
Advance Auto Parts, Inc.	21	4,349
Amazon.com, Inc. (a)	141	463,187
Aptiv PLC (a) (b)	87	13,024
AutoZone, Inc. (a)	7	11,949
Bath & Body Works Direct, Inc. (b)	85	5,374
Best Buy Co., Inc. (b)	73	7,683
BorgWarner Inc. (b)	76	3,274
Caesars Entertainment, Inc. (a) (b)	68	7,588
CarMax Inc. (a) (b)	52	6,697
Carnival Plc (a) (b)	263	6,579
Chipotle Mexican Grill Inc. (a) (b)	9	16,567
D.R. Horton, Inc.	107	8,993
Darden Restaurants Inc. (b)	43	6,563
Dollar Tree Inc. (a) (b)	76	7,281
Domino's Pizza, Inc. (b)	12	5,900
eBay Inc. (a) (b)	209	14,584
ETSY, Inc. (a) (b)	41	8,455
Ford Motor Company (a) (b)	1,266	17,926
Gap Inc. (b)	68	1,555
Garmin Ltd. (a) (b)	50	7,716
General Motors Company (a)	468	24,645
Genuine Parts Co.	48	5,819
Hanesbrands Inc. (b)	109	1,868
Hasbro, Inc. (a) (b)	41	3,618
Hilton Worldwide Holdings Inc. (a)	90	11,872
Las Vegas Sands Corp. (a) (b)	108	3,964
Leggett & Platt Inc. (b)	45	2,000
Lennar Corporation - Class A (b)	89	8,317
LKQ Corporation (a) (b)	88	4,410
Lowe`s Companies, Inc.	228	46,336
Marriott International, Inc. - Class A (a)	89	13,106
McDonald's Corporation	242	58,332
MGM Resorts International (b)	130	5,594
Mohawk Industries Inc. (a)	18	3,206
Newell Brands Inc. (b)	119	2,641
NIKE, Inc. - Class B	414	60,187
Norwegian Cruise Line Holdings Ltd. (a) (b)	120	3,197
NVR, Inc. (a)	1	5,293
O'Reilly Automotive, Inc. (a)	23	13,890
Penn National Gaming Inc. (a) (b)	48	3,486
Pool Corporation (a) (b)	13	5,805
Pulte Homes Inc.	85	3,886
PVH Corp. (a)	24	2,433
Ralph Lauren Corp. - Class A (b)	16	1,728
Ross Stores Inc. (a) (b)	115	12,553
Royal Caribbean Cruises Ltd. (b)	72	6,371
Starbucks Corporation (a)	382	42,134
Tapestry Inc.	88	3,265
Tesla Inc. (a)	262	203,351
The Home Depot, Inc.	344	113,038
TJX Cos. Inc.	389	25,688
Tractor Supply Co. (a)	37	7,590
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	18	6,501
Under Armour Inc. - Class A (a) (b)	65	1,308
Under Armour Inc. - Class C (a) (b)	65	1,143
VF Corp.	106	7,128
Whirlpool Corporation (b)	20	4,075
Wynn Resorts Ltd. (a) (b)	35	2,940
Yum! Brands, Inc.	97	11,880
		1,369,842
Financials 11.4%
AFLAC Incorporated	200	10,426
American Express Company (a)	209	34,931
American International Group, Inc.	280	15,372
Ameriprise Financial, Inc.	38	9,975
AON Public Limited Company - Class A	73	20,926
Arthur J Gallagher & Co.	66	9,883
Assurant, Inc.	20	3,114
Bank of America Corporation	2,400	101,859
Berkshire Hathaway Inc. - Class B (a)	601	163,950
BlackRock, Inc. (b)	46	38,617
Brown & Brown Inc.	59	3,261
Capital One Financial Corporation	145	23,413
Cboe Global Markets, Inc.	36	4,454
Chubb Limited	142	24,665
Cincinnati Financial Corporation	50	5,681
Citigroup Inc.	657	46,093
Citizens Financial Group Inc. (b)	142	6,677
CME Group Inc. - Class A (a)	116	22,509
Comerica Inc. (b)	44	3,530
Discover Financial Services (b)	97	11,922
Everest Re Group, Ltd. (b)	13	3,336
Fifth Third Bancorp (a) (b)	229	9,732
First Republic Bank	58	11,162
Franklin Resources Inc. (b)	91	2,695
Globe Life Inc. (b)	32	2,862
Huntington Bancshares Incorporated (a)	478	7,387
Intercontinental Exchange, Inc.	182	20,908
Invesco Ltd.	111	2,670
JPMorgan Chase & Co.	968	158,488
KeyCorp (b)	312	6,739
Lincoln National Corporation (b)	59	4,046
Loews Corp.	66	3,554
M&T Bank Corporation (b)	42	6,299
MarketAxess Holdings Inc. (a) (b)	13	5,338
Marsh & McLennan Companies, Inc.	165	24,945
MetLife, Inc.	236	14,571
Moody's Corp.	52	18,515
Morgan Stanley	473	46,028
MSCI Inc. - Class A	27	16,266
NASDAQ Inc. (a) (b)	38	7,240
Northern Trust Corp.	66	7,107
People's United Financial Inc. (a) (b)	141	2,471
Principal Financial Group, Inc. (a) (b)	81	5,206
Progressive Corp.	190	17,160
Prudential Financial Inc. (b)	125	13,186
Raymond James Financial Inc. (b)	60	5,563
Regions Financial Corporation (b)	315	6,715
S&P Global Inc. (b)	78	33,168
State Street Corporation	114	9,640
SVB Financial Group (a) (b)	19	12,258
Synchrony Financial	184	9,001
T. Rowe Price Group, Inc. (a)	74	14,520
The Allstate Corporation	96	12,198
The Bank of New York Mellon Corporation (d)	261	13,542
The Charles Schwab Corporation	485	35,355

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
The Goldman Sachs Group, Inc.	109	41,291
The Hartford Financial Services Group, Inc.	115	8,095
The PNC Financial Services Group, Inc. (b)	137	26,896
The Travelers Companies, Inc.	82	12,415
Truist Financial Corporation	437	25,619
U.S. Bancorp	436	25,944
W. R. Berkley Corporation	47	3,429
Wells Fargo & Company	1,330	61,748
Willis Towers Watson Public Limited Company (b)	42	9,700
Zions Bancorp (b)	52	3,193
		1,349,459
Industrials 8.0%
3M Company	188	32,954
Alaska Air Group, Inc.	41	2,408
Allegion Public Limited Company	29	3,805
American Airlines Group Inc. (a) (b)	211	4,335
AMETEK, Inc.	76	9,447
AO Smith Corp. (b)	44	2,659
C.H. Robinson Worldwide, Inc. (a) (b)	43	3,700
Carrier Global Corporation	280	14,507
Caterpillar Inc.	178	34,179
Cintas Corp. (a)	28	10,720
Copart Inc. (a)	69	9,550
CSX Corp. (a)	731	21,725
Cummins Inc.	47	10,451
Deere & Company	92	30,848
Delta Air Lines, Inc. (a) (b)	206	8,796
Dover Corporation	46	7,193
Eaton Corporation Public Limited Company (b)	129	19,263
Emerson Electric Co.	194	18,317
Equifax Inc. (b)	39	9,983
Expeditors International of Washington Inc. (a)	55	6,600
Fastenal Co. (a) (b)	186	9,590
FedEx Corporation (b)	79	17,336
Fortive Corporation	112	7,918
Fortune Brands Home & Security, Inc. (b)	46	4,111
Generac Holdings Inc. (a)	20	8,331
General Dynamics Corporation	75	14,722
General Electric Company	356	36,631
Honeywell International Inc. (a)	224	47,485
Howmet Aerospace Inc.	132	4,103
Huntington Ingalls Industries Inc. (b)	13	2,437
IDEX Corporation	24	5,016
IHS Markit Ltd.	129	15,011
Illinois Tool Works Inc. (b)	93	19,302
Ingersoll Rand Inc. (a)	131	6,588
Jacobs Engineering Group Inc. (b)	42	5,509
JB Hunt Transport Services Inc. (a)	27	4,444
Johnson Controls International Public Limited Company (b)	233	15,884
Kansas City Southern	29	7,952
L3Harris Technologies, Inc.	65	14,341
Lockheed Martin Corporation (b)	80	27,537
Masco Corporation	82	4,559
Nielsen Holdings plc (b)	121	2,317
Norfolk Southern Corporation	80	19,147
Northrop Grumman Systems Corp.	49	17,557
Old Dominion Freight Line Inc. (a) (b)	31	8,865
Otis Worldwide Corporation	138	11,348
PACCAR Inc.	112	8,861
Parker-Hannifin Corporation	42	11,689
Pentair Public Limited Company (b)	55	3,964
Quanta Services, Inc. (b)	45	5,129
Raytheon BBN Technologies Corp. (b)	489	41,997
Republic Services Inc.	68	8,166
Robert Half International Inc. (b)	38	3,807
Rockwell Automation Inc. (b)	38	11,051
Rollins Inc. (b)	75	2,663
Roper Technologies, Inc.	34	15,165
Snap-On Inc. (b)	18	3,770
Southwest Airlines Co. (a) (b)	191	9,835
Stanley Black & Decker, Inc.	53	9,310
Teledyne Technologies Inc. (a)	15	6,585
Textron Inc.	72	5,036
The Boeing Company (a)	178	39,146
Trane Technologies Public Limited Company	77	13,331
TransDigm Group Inc. (a) (b)	17	10,598
Union Pacific Corporation	211	41,421
United Airlines Holdings, Inc. (a) (b)	105	5,006
United Parcel Service Inc. - Class B	235	42,809
United Rentals Inc. (a) (b)	24	8,424
Verisk Analytics, Inc. (a) (b)	53	10,549
W. W. Grainger, Inc.	14	5,561
Wabtec Corp. (b)	61	5,259
Waste Management, Inc.	126	18,841
Xylem Inc. (b)	57	7,051
		954,505
Consumer Staples 6.2%
Altria Group, Inc. (b)	597	27,198
Archer-Daniels-Midland Company	181	10,846
Brown-Forman Corp. - Class B (b)	61	4,106
Campbell Soup Company (b)	69	2,883
Church & Dwight Co. Inc. (b)	79	6,518
Colgate-Palmolive Co.	275	20,792
ConAgra Brands Inc. (b)	156	5,292
Constellation Brands, Inc. - Class A	55	11,601
Costco Wholesale Corporation (a)	144	64,541
Dollar General Corporation (b)	77	16,319
Estee Lauder Cos. Inc. - Class A	75	22,599
General Mills, Inc. (b)	198	11,843
Hershey Co.	47	7,994
Hormel Foods Corp. (b)	93	3,831
JM Smucker Co. (b)	35	4,188
Kellogg Co. (b)	79	5,049
Kimberly-Clark Corporation (b)	110	14,503
Kraft Heinz Foods Company (a) (b)	215	7,898
Lamb Weston Holdings Inc. (b)	49	2,994
McCormick & Co. Inc. (b)	83	6,694
Molson Coors Beverage Company - Class B (b)	63	2,909
Mondelez International, Inc. - Class A (a)	453	26,350
Monster Beverage 1990 Corporation (a)	120	10,632
PepsiCo, Inc. (a)	449	67,554
Philip Morris International Inc.	505	47,895
Procter & Gamble Co. (a)	787	109,952
Sysco Corp. (b)	165	12,977
Target Corporation	161	36,816
The Clorox Company (b)	41	6,707
The Coca-Cola Company	1,259	66,040
The Kroger Co.	221	8,917
Tyson Foods Inc. - Class A	95	7,497
Walgreens Boots Alliance, Inc. (a) (b)	232	10,925
Walmart Inc.	462	64,401
		737,261
Energy 2.7%
Apa Corp. (a)	128	2,739
Baker Hughes, a GE Company, LLC - Class A	267	6,595
Cabot Oil & Gas Corp. (b)	126	2,750
Chevron Corporation	628	63,734
ConocoPhillips (b)	434	29,404
Devon Energy Corporation (b)	203	7,221
Diamondback Energy, Inc. (b)	55	5,223
EOG Resources, Inc.	189	15,169
Exxon Mobil Corporation	1,374	80,815
Halliburton Company	294	6,350
Hess Corporation	91	7,071
Kinder Morgan, Inc.	630	10,540
Marathon Oil Corporation	263	3,593
Marathon Petroleum Corporation	203	12,567
Occidental Petroleum Corporation (b)	279	8,249
ONEOK, Inc. (b)	148	8,575
Phillips 66	141	9,900
Pioneer Natural Resources Co. (b)	75	12,484
Schlumberger Ltd. (b)	453	13,416
The Williams Companies, Inc. (b)	393	10,185
Valero Energy Corporation (b)	133	9,388
		325,968
Real Estate 2.6%
Alexandria Real Estate Equities, Inc. (b)	44	8,497
American Tower Corporation	148	39,188

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
AvalonBay Communities, Inc.	45	10,002
Boston Properties Inc. (b)	47	5,107
CBRE Group, Inc. - Class A (a)	109	10,568
Crown Castle International Corp.	140	24,240
Digital Realty Trust Inc. (b)	91	13,152
Duke Realty Corp. (b)	119	5,713
Equinix, Inc.	29	22,869
Equity Residential	109	8,854
Essex Property Trust Inc.	21	6,868
Extra Space Storage Inc.	43	7,143
Federal Realty Investment Trust (b)	22	2,577
Healthpeak Properties, Inc.	179	5,998
Host Hotels & Resorts, Inc. (a) (b)	235	3,833
Iron Mountain Incorporated (b)	96	4,160
Kimco Realty Corporation (b)	186	3,866
Mid-America Apartment Communities, Inc.	37	6,827
ProLogis Inc. (b)	240	30,079
Public Storage (b)	49	14,632
Realty Income Corporation (b)	124	8,011
Regency Centers Corp. (a) (b)	53	3,536
SBA Communications Corporation (a)	35	11,696
Simon Property Group, Inc.	106	13,824
UDR, Inc. (b)	90	4,793
Ventas, Inc. (b)	124	6,864
Vornado Realty Trust (b)	54	2,257
Welltower Inc. (b)	135	11,129
Weyerhaeuser Company	238	8,455
		304,738
Materials 2.5%
Air Products and Chemicals, Inc.	72	18,369
Albemarle Corporation (b)	38	8,417
Amcor Plc (b)	486	5,627
Avery Dennison Corporation (b)	27	5,630
Ball Corporation (b)	106	9,546
Celanese Corp. - Class A	36	5,495
CF Industries Holdings Inc. (b)	68	3,771
Corteva, Inc. (b)	241	10,136
Dow Inc.	241	13,895
DuPont de Nemours, Inc.	170	11,525
Eastman Chemical Co.	45	4,541
Ecolab Inc. (b)	81	16,813
FMC Corporation (b)	41	3,772
Freeport-McMoRan Inc. (a) (b)	473	15,373
International Flavors & Fragrances Inc.	81	10,767
International Paper Company (b)	130	7,261
Linde Public Limited Company (b)	167	49,087
LyondellBasell Industries N.V. - Class A	85	8,016
Martin Marietta Materials Inc.	20	6,854
MOS Holdings Inc.	109	3,903
Newmont Corporation (b)	259	14,082
Nucor Corporation (b)	96	9,457
Packaging Corporation of America	30	4,143
PPG Industries, Inc.	77	10,974
Sealed Air Corporation	50	2,712
Sherwin-Williams Co. (b)	78	21,933
Vulcan Materials Co.	43	7,225
Westrock Company, Inc.	84	4,177
		293,501
Utilities 2.4%
Alliant Energy Corporation (a) (b)	81	4,561
Ameren Corporation	81	6,577
American Electric Power Company, Inc. (a)	161	13,058
American Water Works Company, Inc.	59	9,922
Atmos Energy Corporation (b)	42	3,714
CenterPoint Energy, Inc. (b)	181	4,460
CMS Energy Corp. (b)	94	5,609
Consolidated Edison, Inc. (b)	111	8,039
Dominion Energy, Inc.	261	19,069
DTE Energy Company	63	7,001
Duke Energy Corporation	249	24,323
Edison International (b)	126	6,986
Entergy Corporation (b)	65	6,411
Evergy, Inc.	74	4,581
Eversource Energy	111	9,074
Exelon Corporation (a)	316	15,287
FirstEnergy Corp.	175	6,227
NextEra Energy, Inc.	636	49,931
NiSource Inc. (b)	124	3,014
NRG Energy, Inc. (b)	79	3,224
Pinnacle West Capital Corp. (b)	38	2,732
PPL Corporation	255	7,104
Public Service Enterprise Group Inc.	163	9,954
Sempra Energy (b)	102	12,930
The AES Corporation	223	5,086
The Southern Company	343	21,227
WEC Energy Group Inc.	102	9,002
Xcel Energy Inc. (a)	176	10,998
		290,101
Total Common Stocks (cost $6,013,808)		11,839,524
SHORT TERM INVESTMENTS 5.6%
Securities Lending Collateral 5.5%
JNL Securities Lending Collateral Fund, 0.01% (d) (e)	149,612	149,612
Repurchase Agreement with CIT, 0.52% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $326,002) acquired on 09/30/21, due 12/31/21 at $300,399	300,000	300,000
Repurchase Agreement with MSC, 0.57% (Collateralized by various publicly traded equities with a value of $220,003) acquired on 09/30/21, due 03/30/22 at $200,573	200,000	200,000
		649,612
Investment Companies 0.1%
JNL Government Money Market Fund, 0.01% (d) (e)	19,016	19,016
Total Short Term Investments (cost $668,628)		668,628
Total Investments 105.4% (cost $6,682,436)		12,508,152
Other Derivative Instruments (0.0)%		(325)
Other Assets and Liabilities, Net (5.4)%		(645,827)
Total Net Assets 100.0%		11,862,000

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Mellon S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	11,511	—	477	254	213	2,295	13,542	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	130	December 2021	28,823	(325)	(888)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	11,839,524	—	—	11,839,524
Short Term Investments	668,628	—	—	668,628
	12,508,152	—	—	12,508,152
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(888)	—	—	(888)
	(888)	—	—	(888)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.6%
Information Technology 27.2%
2U, Inc. (a)	12	406
3D Systems Corporation (a)	17	477
8x8, Inc. (a)	18	412
Accenture Public Limited Company - Class A	92	29,497
ACI Worldwide, Inc. (a)	19	591
Adobe Inc. (a)	69	39,892
ADS Alliance Data Systems, Inc.	7	707
Advanced Energy Industries, Inc. (a)	6	555
Advanced Micro Devices, Inc. (a)	176	18,135
Affirm Holdings, Inc. - Class A (a)	12	1,424
Akamai Technologies, Inc. (a)	24	2,489
Alarm.Com Holdings, Inc. (a)	7	578
Allegro Microsystems Inc. (a)	7	221
Altair Engineering Inc. - Class A (a)	5	359
Alteryx, Inc. - Class A (a)	10	694
Ambarella Inc. (a)	6	896
Amkor Technology, Inc. (a)	17	434
Amphenol Corporation - Class A	87	6,344
Analog Devices, Inc. (a)	78	13,081
Anaplan, Inc. (a)	21	1,286
ANSYS, Inc. (a)	13	4,400
AppFolio, Inc. - Class A (a)	3	340
Appian Corporation - Class A (a) (b)	6	596
Apple Inc. (a)	2,285	323,390
Applied Materials, Inc. (a)	133	17,095
AppLovin Corporation - Class A (a) (b)	3	245
Arista Networks, Inc. (a)	8	2,850
Array Technologies, Inc. (a)	18	332
Arrow Electronics, Inc. (a)	11	1,271
Asana, Inc. - Class A (a)	10	1,037
Aspen Technology, Inc. (a)	10	1,239
Autodesk, Inc. (a)	32	9,100
Automatic Data Processing, Inc. (a)	61	12,279
Avalara, Inc. (a)	13	2,256
Avaya Holdings Corp. (a)	11	216
Avnet, Inc. (a)	16	599
Badger Meter, Inc.	5	486
Bigcommerce Holdings, Inc. - Series 1 (a)	7	369
Bill.Com Holdings Inc. (a)	12	3,088
Black Knight, Inc. (a)	24	1,710
Blackbaud, Inc. (a)	6	445
Blackline, Inc. (a)	7	871
Booz Allen Hamilton Holding Corporation - Class A	20	1,565
Box, Inc. - Class A (a)	19	461
Broadcom Inc. (a)	60	28,925
Broadridge Financial Solutions, Inc.	17	2,902
Brooks Automation Inc. (a)	11	1,104
C3.ai, Inc. - Class A (a)	9	405
CACI International Inc. - Class A (a)	4	937
Cadence Design Systems Inc. (a)	40	6,071
Calix, Inc. (a)	8	394
CDK Global, Inc. (a)	17	733
CDW Corp. (a)	20	3,681
Ceridian HCM Holding Inc. (a)	20	2,220
Ciena Corp. (a)	24	1,209
Cirrus Logic Inc. (a)	8	671
Cisco Systems, Inc. (a)	613	33,355
Citrix Systems Inc. (a)	19	2,016
Cloudera, Inc. (a)	32	511
Cloudflare, Inc. - Class A (a)	37	4,113
CMC Materials Inc. (a)	4	486
Cognex Corp. (a)	26	2,093
Cognizant Technology Solutions Corp. - Class A (a)	77	5,729
Coherent Inc. (a)	3	866
CommScope Holding Company, Inc. (a)	30	404
CommVault Systems Inc. (a)	6	480
Concentrix Solutions Corporation (a)	5	961
Cornerstone OnDemand, Inc. (a)	10	572
Corning Incorporated	111	4,051
Corsair Gaming, Inc. (a) (b)	4	91
Coupa Software Incorporated (a)	11	2,368
Cree, Inc. (a)	18	1,417
CrowdStrike Holdings, Inc. - Class A (a)	29	7,203
Datadog, Inc. - Class A (a)	35	4,889
Datto Holding Corp. (a) (b)	4	90
Dell Technology Inc. - Class C (a)	40	4,163
Digital Turbine USA, Inc. (a)	12	840
Diodes Inc. (a)	7	627
DocuSign, Inc. (a)	29	7,372
Dolby Laboratories, Inc. - Class A	9	815
Dropbox, Inc. - Class A (a)	45	1,323
Duck Creek Technologies, Inc. (a)	10	436
DXC Technology Company (a)	37	1,244
Dynatrace Holdings LLC (a)	27	1,933
Elastic NV (a)	9	1,399
Enphase Energy, Inc. (a)	19	2,907
Entegris, Inc. (a)	20	2,522
Envestnet, Inc. (a)	8	611
EPAM Systems, Inc. (a)	8	4,756
Euronet Worldwide Inc. (a)	8	1,016
Everbridge, Inc. (a)	6	888
EVERTEC, Inc.	10	446
ExlService Holdings Inc. (a)	5	666
F5 Networks, Inc. (a)	9	1,773
Fabrinet (a)	6	614
Fair Isaac Corporation (a)	4	1,692
Fastly, Inc. - Class A (a) (b)	14	569
Fidelity National Information Services, Inc.	91	11,033
FireEye, Inc. (a)	35	616
First Solar, Inc. (a)	14	1,341
Fiserv, Inc. (a)	86	9,379
Five9 Inc. (a)	10	1,622
FleetCor Technologies Inc. (a)	12	3,206
Flex Ltd. (a)	71	1,250
FormFactor Inc. (a)	13	477
Fortinet, Inc. (a)	20	5,819
Gartner Inc. (a)	12	3,740
Genpact Limited	26	1,221
Global Payments Inc.	43	6,797
GoDaddy Inc. - Class A (a)	24	1,697
Guidewire Software, Inc. (a)	13	1,511
Hewlett Packard Enterprise Company	196	2,790
HP Inc.	174	4,751
HubSpot Inc. (a)	6	4,382
II-VI Incorporated (a)	15	900
Insight Enterprises, Inc. (a)	6	518
Intel Corporation (a)	590	31,429
InterDigital Communications, Inc. (a)	5	342
International Business Machines Corporation	130	18,091
Intuit Inc. (a)	40	21,427
IPG Photonics Corporation (a)	5	828
Itron Inc. (a)	7	543
J2 Cloud Services, LLC (a)	6	839
Jabil Inc.	20	1,159
Jack Henry & Associates Inc. (a)	11	1,789
JAMF Holding Corp. (a)	4	173
JFROG Ltd (a)	5	169
Juniper Networks, Inc.	50	1,371
KBR, Inc.	20	777
Keysight Technologies, Inc. (a)	27	4,375
KLA-Tencor Corp. (a)	22	7,406
Kulicke & Soffa Industries Inc. (a)	9	500
Lam Research Corp. (a)	21	11,902
Lattice Semiconductor Corp. (a)	20	1,286
Leidos Holdings Inc.	20	1,885
Littelfuse Inc. (a)	3	950
LivePerson, Inc. (a)	10	609
Liveramp, Inc. (a)	11	516
Lumentum Holdings Inc. (a)	11	890
MACOM Technology Solutions Holdings, Inc. (a)	8	501
Manhattan Associates Inc. (a)	10	1,482
Mantech International Corp. - Class A (a)	4	339
Marathon Digital Holdings, Inc. (a) (b)	13	410
Marvell Technology, Inc.	121	7,269
MasterCard Incorporated - Class A	127	44,052
MAXIMUS Inc.	9	713

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
MaxLinear, Inc. (a)	11	539
McAfee Corp. - Class A	6	128
Medallia, Inc. (a)	14	457
Microchip Technology Incorporated (a)	40	6,091
Micron Technology, Inc. (a)	163	11,599
Microsoft Corporation (a)	1,094	308,331
MicroStrategy Inc. - Class A (a) (b)	1	613
MicroVision, Inc. (a) (b)	22	242
Mimecast Uk Limited (a)	10	606
MKS Instruments, Inc. (a)	8	1,257
Momentive Global Inc. (a)	20	389
MongoDB, Inc. - Class A (a)	9	4,320
Monolithic Power Systems Inc. (a)	6	3,085
Motorola Solutions Inc.	25	5,794
National Instruments Corp. (a)	18	716
nCino, Inc. (a)	7	504
NCR Corporation (a)	18	713
NetApp, Inc. (a)	33	2,995
New Relic, Inc. (a)	9	640
NortonLifelock Inc. (a)	82	2,077
Novantas Inc. (a)	5	778
Nuance Communications, Inc. (a)	42	2,319
Nutanix, Inc. - Class A (a)	29	1,083
NVIDIA Corporation (a)	363	75,108
NXP Semiconductors N.V.	39	7,653
Okta, Inc. - Class A (a)	18	4,357
On Semiconductor Corporation (a)	62	2,855
Onto Innovation Inc. (a)	7	489
Oracle Corporation	239	20,858
Pagerduty, Inc. (a)	9	385
Palantir Technologies Inc. - Class A (a)	205	4,922
Palo Alto Networks, Inc. (a)	14	6,757
Paychex Inc. (a)	47	5,289
Paycom Software, Inc. (a)	7	3,437
Paylocity Holding Corporation (a)	6	1,559
Paypal Holdings, Inc. (a)	171	44,472
Pegasystems Inc. (a)	6	721
Ping Identity Holding Corp. (a)	6	147
Plexus Corp. (a)	5	429
Power Integrations Inc. (a)	9	861
PTC Inc. (a)	16	1,861
Pure Storage, Inc. - Class A (a)	36	900
Q2 Holdings, Inc. (a)	8	679
Qorvo, Inc. (a)	17	2,782
Qualcomm Incorporated (a)	164	21,145
Qualtrics International Inc. - Class A (a)	8	352
Qualys, Inc. (a)	5	522
Rackspace Technology, Inc. (a) (b)	6	80
Rapid7, Inc. (a)	9	970
RingCentral, Inc. - Class A (a)	12	2,656
Riot Blockchain, Inc. (a) (b)	12	303
Rogers Corp. (a)	3	570
Sabre Corporation (a)	48	568
SailPoint Technologies Holdings, Inc. (a)	15	640
Salesforce.Com, Inc. (a)	141	38,319
Sanmina Corp. (a)	11	408
Science Applications International Corp.	8	690
Seagate Technology Holdings Public Limited Company (a)	31	2,550
Semtech Corp. (a)	9	714
ServiceNow, Inc. (a)	29	17,911
Shift4 Payments, LLC - Class A (a)	5	415
Silicon Laboratories Inc. (a)	6	865
Skyworks Solutions, Inc. (a)	25	4,055
Smartsheet Inc. - Class A (a)	17	1,179
Snowflake Inc. - Class A (a)	31	9,485
SolarEdge Technologies Ltd. (a)	8	2,078
SolarWinds Corporation (a)	6	98
Splunk Inc. (a)	24	3,527
Sprout Social, Inc. - Class A (a)	6	743
SPS Commerce, Inc. (a)	6	930
Square, Inc. - Class A (a)	58	13,954
SS&C Technologies Holdings, Inc. (a)	33	2,282
SunPower Corporation (a) (b)	13	296
Switch Inc - Class A	13	332
Synaptics Incorporated (a)	5	907
SYNNEX Corporation	7	687
Synopsys Inc. (a)	22	6,619
TE Connectivity Ltd. (c)	48	6,610
Telos Corporation (a)	6	176
Tenable Holdings, Inc. (a)	11	505
Teradata Corporation (a)	15	865
Teradyne Inc. (a)	24	2,650
Texas Instruments Incorporated (a)	134	25,796
The Trade Desk, Inc. - Class A (a)	63	4,448
The Western Union Company	63	1,264
Trimble Inc. (a)	37	3,022
TTEC Holdings, Inc. (a)	3	275
Twilio Inc. - Class A (a)	24	7,708
Tyler Technologies Inc. (a)	6	2,746
Ultra Clean Holdings, Inc. (a)	6	264
Universal Display Corporation (a)	7	1,113
Upstate Property Rentals, LLC (a)	5	472
Varonis Systems, Inc. (a)	15	926
Velodyne Lidar, Inc. (a) (b)	7	41
Verint Systems Inc. (a)	11	484
VeriSign, Inc. (a)	15	3,002
Verra Mobility Corporation - Class A (a)	14	210
ViaSat, Inc. (a)	11	583
Viavi Solutions Inc. (a)	32	504
Visa Inc. - Class A	245	54,683
Vishay Intertechnology Inc.	22	432
VMware, Inc. - Class A (a) (b)	12	1,827
Vontier Corporation	25	839
Western Digital Corporation (a)	46	2,612
Wex, Inc. (a)	7	1,154
Workday, Inc. - Class A (a)	27	6,845
Workiva Inc. - Class A (a)	6	778
Xerox Holdings Corporation (a)	23	455
Xilinx, Inc. (a)	36	5,407
Zebra Technologies Corp. - Class A (a)	8	3,976
Zendesk, Inc. (a)	18	2,047
Zoom Video Communications, Inc. - Class A (a)	31	8,207
Zscaler, Inc. (a)	11	2,866
		1,725,788
Health Care 13.2%
10X Genomics, Inc. (a)	13	1,869
1Life Healthcare, Inc. (a)	12	252
Abbott Laboratories	258	30,451
AbbVie Inc.	257	27,713
ABIOMED, Inc. (a)	7	2,150
Acadia Healthcare Company, Inc. (a)	13	818
ACADIA Pharmaceuticals Inc. (a)	19	316
Acceleron Pharma Inc. (a)	8	1,319
Accolade Inc. (a)	7	306
AdaptHealth, LLC - Class A (a)	13	314
Adaptive Biotechnologies Corporation (a)	14	463
Agilent Technologies, Inc.	45	7,015
Agilon Health Management, Inc. (a)	6	160
Agios Pharmaceuticals, Inc. (a)	8	359
Alexo Therapeutics Inc. (a)	2	181
Align Technology, Inc. (a)	11	7,096
Alkermes Public Limited Company (a)	23	697
Allakos Inc. (a)	5	548
Allogene Therapeutics, Inc. (a)	11	278
Allscripts Healthcare Solutions, Inc. (a)	20	267
Alnylam Pharmaceuticals, Inc. (a)	18	3,331
Amedisys, Inc. (a)	5	741
American Well Corporation - Class A (a)	9	83
AmerisourceBergen Corporation	22	2,615
Amgen Inc. (a)	83	17,544
Amicus Therapeutics, Inc. (a)	38	364
AMN Healthcare Services, Inc. (a)	7	771
Anthem, Inc.	35	13,198
Apellis Pharmaceuticals, Inc. (a)	10	314
Arcus Biosciences, Inc. (a)	7	244
Arena Pharmaceuticals, Inc. (a)	10	581
Arrowhead Pharmaceuticals Inc (a)	16	983
Arvinas Operations, Inc. (a)	5	380

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Atea Pharmaceuticals, Inc. (a) (b)	2	74
AtriCure, Inc. (a)	6	439
Avantor, Inc. (a)	84	3,437
Axonics Modulation Technologies, Inc. (a)	5	323
Axsome Therapeutics, Inc. (a)	4	143
Baxter International Inc.	73	5,907
Beam Therapeutics Inc. (a)	6	519
Becton, Dickinson and Company	42	10,371
Berkeley Lights, Inc. (a)	1	27
Biogen Inc. (a)	22	6,196
Biohaven Pharmaceutical Holding Company Ltd. (a)	9	1,191
BioMarin Pharmaceutical Inc. (a)	27	2,085
Bio-Rad Laboratories, Inc. - Class A (a)	3	2,345
Bio-Techne Corporation (a)	6	2,785
Bluebird Bio, Inc. (a)	11	209
Blueprint Medicines Corporation (a)	8	822
Boston Scientific Corporation (a)	209	9,066
Bridgebio Pharma, Inc. (a)	14	641
Bristol-Myers Squibb Company	323	19,106
Bruker Corp. (a)	15	1,208
Butterfly Network, Inc. - Class A (a) (b)	19	196
Cardinal Health, Inc.	42	2,090
Caredx, Inc. (a)	8	536
Catalent Inc. (a)	25	3,336
Centene Corporation (a)	86	5,368
Cerner Corp. (a)	43	3,065
Certara, Inc. (a)	6	206
Change Healthcare Inc. (a)	33	682
Charles River Laboratories International Inc. (a)	7	3,078
Chemed Corporation	2	1,113
ChemoCentryx, Inc. (a)	8	139
Cigna Holding Company	50	9,997
Conmed Corp. (a)	4	503
Cooper Cos. Inc.	7	2,997
Corcept Therapeutics Inc. (a)	17	340
Covetrus, Inc. (a)	16	294
CRISPR Therapeutics AG (a)	10	1,081
Cryoport, Inc. (a) (b)	6	420
CVS Health Corporation	192	16,266
Danaher Corporation	92	28,124
DaVita Inc. (a)	10	1,154
Deciphera Pharmaceuticals, Inc. (a)	7	224
Denali Therapeutics Inc. (a)	11	574
Dentsply Sirona Inc.	32	1,842
DexCom Inc. (a)	14	7,783
Dicerna Pharmaceuticals, Inc. (a)	10	192
Editas Medicine, Inc. (a)	11	449
Edwards Lifesciences Corporation (a)	92	10,371
Elanco Animal Health (a)	70	2,232
Eli Lilly & Co.	115	26,668
Emergent BioSolutions Inc. (a)	7	370
Encompass Health Corporation	14	1,083
Envista Holdings Corporation (a)	23	976
Exact Sciences Corporation (a)	25	2,431
Exelixis, Inc. (a)	44	940
Fate Therapeutics, Inc. (a)	12	688
FibroGen, Inc. (a)	14	139
Fulgent Genetics, Inc. (a) (b)	3	241
Gilead Sciences, Inc. (a)	182	12,716
Glaukos Corp. (a)	8	362
Global Blood Therapeutics, Inc. (a)	10	260
Globus Medical Inc. - Class A (a)	11	825
Guardant Health, Inc. (a)	14	1,806
Haemonetics Corp. (a)	8	588
Halozyme Therapeutics, Inc. (a)	18	716
HCA Healthcare, Inc.	36	8,678
Health Catalyst, Inc. (a)	5	243
Healthcare Services Group Inc. (a)	12	305
HealthEquity, Inc. (a)	12	770
Henry Schein Inc. (a)	22	1,644
Hill-Rom Holdings Inc.	10	1,443
Hologic Inc. (a)	38	2,781
Horizon Therapeutics Public Limited Company (a)	33	3,662
Humana Inc.	19	7,248
ICU Medical, Inc. (a)	3	718
IDEXX Laboratories, Inc. (a)	12	7,671
Illumina, Inc. (a)	22	8,723
Immunitybio, Inc. (a) (b)	11	112
Inari Medical, Inc. (a)	4	325
Incyte Corporation (a)	28	1,899
Inovalon Holdings, Inc. - Class A (a)	9	355
Insmed Inc. (a)	17	465
Inspire Medical Systems Inc. (a)	4	904
Insulet Corporation (a)	10	2,825
Integer Holdings Corporation (a)	5	482
Integra LifeSciences Holdings Corp. (a)	10	692
Intellia Therapeutics, Inc. (a)	10	1,304
Intra-Cellular Therapies, Inc. (a)	12	433
Intuitive Surgical, Inc. (a)	17	17,173
Invitae Corporation (a) (b)	28	788
Ionis Pharmaceuticals Inc. (a)	20	675
Iovance Biotherapeutics Inc. (a)	23	559
IQVIA Inc. (a)	28	6,651
iRhythm Technologies Inc. (a)	5	282
Jazz Pharmaceuticals Public Limited Company (a)	9	1,194
Johnson & Johnson	383	61,849
Karuna Therapeutics, Inc. (a)	3	373
Kodiak Sciences, Inc. (a) (b)	5	496
Laboratory Corporation of America Holdings (a)	14	3,931
LHC Group, Inc. (a)	4	699
Ligand Pharmaceuticals Incorporated (a)	2	333
LivaNova PLC (a)	8	624
Madrigal Pharmaceuticals Inc. (a)	2	122
Magellan Health Services Inc. (a)	3	315
Maravai LifeSciences Holdings, Inc. - Class A (a)	13	653
Masimo Corp. (a)	8	2,083
McKesson Corporation	23	4,531
Mednax, Inc. (a)	10	297
Medpace Holdings, Inc. (a)	4	742
Medtronic Public Limited Company	195	24,488
Merck & Co., Inc.	368	27,640
Merit Medical Systems Inc. (a)	8	574
Mettler-Toledo International Inc. (a)	3	4,606
Mirati Therapeutics, Inc. (a)	7	1,218
Moderna, Inc. (a)	50	19,317
Molina Healthcare, Inc. (a)	9	2,344
Multiplan Corporation - Class A (a) (b)	34	191
Myriad Genetics, Inc. (a)	10	334
NanoString Technologies, Inc. (a)	6	305
Natera, Inc. (a)	12	1,323
Nektar Therapeutics (a)	27	479
Neogen Corp. (a)	17	755
Neogenomics Laboratories, Inc. (a)	17	811
Neurocrine Biosciences, Inc. (a)	14	1,367
Nevro Corp. (a)	6	656
Novavax, Inc. (a)	11	2,223
Novocure Limited (a)	13	1,476
NuVasive Inc. (a)	8	500
Ocugen, Inc. (a) (b)	30	216
Omnicell, Inc. (a)	6	897
OPKO Health, Inc. (a) (b)	62	227
Option Care Health, Inc. (a)	14	348
Ortho Clinical Diagnostics Holdings PLC (a)	12	216
Outset Medical, Inc. (a)	3	152
Owens & Minor Inc.	10	325
Pacific Biosciences of California, Inc. (a)	29	728
Pacira Biosciences, Inc. (a)	7	401
Patterson Cos. Inc. (a)	14	428
Penumbra, Inc. (a)	5	1,351
PerkinElmer Inc.	17	2,910
Perrigo Company Public Limited Company	19	889
Pfizer Inc.	815	35,067
Phreesia, Inc. (a)	5	327
PPD, Inc. (a)	15	719
Premier Healthcare Solutions, Inc. - Class A	17	646
Prestige Consumer Healthcare Inc. (a)	8	455
Progyny, Inc. (a)	9	519
PTC Therapeutics, Inc. (a)	12	428
Quanterix Corporation (a)	4	199
Quest Diagnostics Incorporated	18	2,622

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Quidel Corporation (a)	5	774
R1 RCM Inc. (a)	20	442
Reata Pharmaceuticals, Inc. - Class A (a)	4	437
Regeneron Pharmaceuticals, Inc. (a)	15	9,334
Relay Therapeutics, Inc. (a)	3	107
Repligen Corporation (a)	8	2,237
ResMed Inc.	22	5,673
Revolution Medicines, Inc. (a)	8	216
Rocket Pharmaceuticals, Ltd. (a)	6	191
Royalty Pharma PLC - Class A (a)	44	1,603
Rubius Therapeutics, Inc. (a)	7	121
Sage Therapeutics Inc. (a)	8	375
Sana Biotechnology, Inc. (a) (b)	10	218
Sarepta Therapeutics, Inc. (a)	11	1,033
Schrodinger, Inc. (a)	6	327
Seagen Inc. (a)	19	3,208
Seer, Inc. - Class A (a) (b)	4	142
Select Medical Holdings Corporation	18	637
Seres Therapeutics, Inc. (a)	9	65
Shockwave Medical, Inc. (a)	4	912
Silk Road Medical, Inc. (a)	6	310
Sorrento Therapeutics, Inc. (a) (b)	35	265
Sotera Health LLC (a)	10	251
Springworks Therapeutics, Inc. (a)	4	283
Staar Surgical Co. (a)	7	901
Steris Limited	14	2,948
Stryker Corporation	49	12,824
Symbion, Inc. (a)	4	187
Syneos Health, Inc. - Class A (a)	14	1,181
Tandem Diabetes Care Inc. (a)	9	1,085
Teladoc Health, Inc. (a)	23	2,862
Teleflex Incorporated	7	2,639
Tenet Healthcare Corporation (a)	15	1,025
TG Biologics, Inc. (a)	19	626
The Ensign Group, Inc. (a)	8	625
Thermo Fisher Scientific Inc.	57	32,685
Turning Point Therapeutics, Inc. (a)	7	460
Twist Bioscience Corporation (a)	6	604
Ultragenyx Pharmaceutical Inc. (a)	9	817
United Therapeutics Corporation (a)	7	1,221
UnitedHealth Group Incorporated	137	53,595
Universal Health Services Inc. - Class B	11	1,498
Veeva Systems Inc. - Class A (a)	20	5,845
Veracyte, Inc. (a)	11	507
Vericel Corporation (a) (b)	7	318
Vertex Pharmaceuticals Incorporated (a)	38	6,818
Viatris, Inc.	182	2,467
VIR Biotechnology, Inc. (a)	11	461
Waters Corp. (a)	9	3,278
West Pharmaceutical Services Inc.	11	4,668
Xencor, Inc. (a)	10	310
Zeno Pharmaceuticals, Inc. (a)	4	285
Zimmer Biomet Holdings, Inc.	30	4,416
Zoetis Inc. - Class A	69	13,361
		834,483
Consumer Discretionary 11.8%
Abercrombie & Fitch Co. - Class A (a)	9	328
Academy, Ltd. (a)	10	388
Acushnet Holdings Corp.	6	263
Adient Public Limited Company (a)	15	638
Advance Auto Parts, Inc.	10	2,015
Airbnb, Inc. - Class A (a)	45	7,601
Amazon.com, Inc. (a)	63	208,216
American Eagle Outfitters, Inc.	21	532
Aptiv PLC (a)	40	5,961
Aramark	37	1,230
Asbury Automotive Group, Inc. (a)	3	604
Autoliv, Inc.	12	1,020
AutoNation, Inc. (a)	7	795
AutoZone, Inc. (a)	3	5,372
Bally's Corporation (a)	4	221
Bath & Body Works Direct, Inc.	38	2,399
Bed Bath & Beyond Inc. (a)	16	281
Best Buy Co., Inc.	33	3,506
Big Lots, Inc.	6	244
Bloomin' Brands, Inc. (a)	12	289
BorgWarner Inc.	35	1,511
Boyd Gaming Corporation (a)	11	720
Bright Horizons Family Solutions Inc. (a)	9	1,285
Brinker International Inc. (a)	7	363
Brunswick Corp.	12	1,118
Burlington Stores Inc. (a)	10	2,836
Caesars Entertainment, Inc. (a)	31	3,428
Callaway Golf Co. (a)	15	419
Canoo Technologies Inc. - Class A (a) (b)	21	164
Capri Holdings Limited (a)	23	1,107
CarMax Inc. (a)	23	3,005
Carnival Plc (a)	121	3,017
Carter's Inc.	7	697
Carvana Co. - Class A (a)	12	3,565
Century Communities Inc.	4	262
Cheesecake Factory Inc. (a)	6	285
Chegg, Inc. (a)	21	1,453
Chewy, Inc. - Class A (a) (b)	12	841
Chipotle Mexican Grill Inc. (a)	4	7,530
Choice Hotels International Inc.	5	607
Churchill Downs Inc. (a)	5	1,207
Columbia Sportswear Co. (a)	5	483
Coursera, Inc. (a)	9	297
Cracker Barrel Old Country Store, Inc. (a)	4	542
Crocs Inc. (a)	10	1,385
D.R. Horton, Inc.	47	3,953
Dana Holding Corp.	24	527
Darden Restaurants Inc.	20	2,973
Dave & Buster's Entertainment Inc. (a)	7	264
Deckers Outdoor Corp. (a)	4	1,489
Dick's Sporting Goods Inc.	9	1,114
Dollar Tree Inc. (a)	34	3,285
Domino's Pizza, Inc.	5	2,596
Doordash, Inc. - Class A (a)	19	3,960
Dorman Products Inc. (a)	5	454
Draftkings Inc. - Class A (a)	48	2,317
eBay Inc. (a)	96	6,674
ETSY, Inc. (a)	19	3,874
Five Below, Inc. (a)	8	1,491
Floor & Decor Holdings Inc. - Class A (a)	16	1,918
Foot Locker, Inc.	15	681
Ford Motor Company (a)	577	8,169
Fox Factory Holding Corp. (a)	6	871
Frontdoor, Inc. (a)	12	486
GameStop Corp. - Class A (a) (b)	9	1,534
Gap Inc.	31	712
Garmin Ltd. (a)	22	3,414
General Motors Company (a)	208	10,966
Gentex Corp. (a)	35	1,148
Gentherm Incorporated (a)	2	191
Genuine Parts Co.	22	2,625
Graham Holdings Co. - Class B	—	291
Grand Canyon Education, Inc. (a)	6	553
Group 1 Automotive Inc.	3	510
GrowGeneration Corp. (a) (b)	7	181
H & R Block, Inc.	26	642
Hanesbrands Inc.	51	868
Harley-Davidson, Inc.	22	810
Hasbro, Inc. (a)	19	1,731
Helen of Troy Ltd (a)	3	758
Hilton Grand Vacations Inc. (a)	14	664
Hilton Worldwide Holdings Inc. (a)	40	5,326
Hyatt Hotels Corp. - Class A (a)	6	445
Installed Building Products, Inc.	4	401
iRobot Corp. (a)	4	352
Jack in the Box Inc. (a)	3	305
KB Home	14	563
Kohl's Corporation	24	1,125
Kontoor Brands, Inc.	8	387
Las Vegas Sands Corp. (a)	49	1,800
LCI Industries	4	553
Lear Corporation	8	1,303
Leggett & Platt Inc.	19	866

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Lennar Corporation - Class A	41	3,813
Lennar Corporation - Class B	3	200
Leslie's, Inc. (a)	11	232
Levi Strauss & Co. - Class A	12	291
LGI Homes, Inc. (a)	4	516
Lithia Motors Inc. - Class A	4	1,378
LKQ Corporation (a)	41	2,039
Lowe`s Companies, Inc.	103	20,840
Lucid Group, Inc. (a) (b)	65	1,638
Lululemon Athletica Inc. (a)	17	6,946
Luminar Technologies Inc. - Class A (a) (b)	27	424
Macy's, Inc.	46	1,048
Marriott International, Inc. - Class A (a)	40	5,914
Marriott Vacations Worldwide Corporation	7	1,038
Mattel, Inc. (a)	51	937
McDonald's Corporation	109	26,176
MDC Holdings Inc.	9	427
Medifast, Inc.	2	315
MercadoLibre S.R.L (a)	7	11,274
Meritage Homes Corporation (a)	6	602
MGM Resorts International	59	2,541
Mohawk Industries Inc. (a)	8	1,468
Monro Inc. (a)	5	277
Murphy USA Inc.	4	688
National Vision Holdings, Inc. (a)	11	651
Newell Brands Inc.	58	1,291
NIKE, Inc. - Class B	186	26,987
Nordstrom Inc. (a)	18	469
Norwegian Cruise Line Holdings Ltd. (a)	55	1,482
NVR, Inc. (a)	1	2,373
Ollie's Bargain Outlet Holdings Inc. (a)	9	559
O'Reilly Automotive, Inc. (a)	10	6,194
Overstock.com Inc. (a) (b)	7	549
Papa John's International Inc. (a)	5	686
Peloton Interactive, Inc. - Class A (a)	39	3,428
Penn National Gaming Inc. (a)	23	1,634
Penske Automotive Group, Inc.	5	521
Petco Health And Wellness Company, Inc. - Class A (a) (b)	11	225
Planet Fitness, Inc. - Class A (a)	12	921
Polaris Industries Inc.	9	1,022
Pool Corporation (a)	6	2,629
PROG Holdings, Inc.	11	460
Pulte Homes Inc.	39	1,790
Purple Innovation, Inc. (a)	9	190
PVH Corp. (a)	11	1,119
Quantumscape Corporation - Class A (a)	32	778
Qurate Retail, Inc. - Series A (a)	54	546
Ralph Lauren Corp. - Class A	7	753
Red Rock Resorts, Inc. - Class A (a)	9	468
Rent-A-Center, Inc. (a)	8	463
RH (a)	2	1,642
Ross Stores Inc. (a)	53	5,744
Royal Caribbean Cruises Ltd. (b)	33	2,919
Sally Beauty Holdings, Inc. (a)	16	272
Scientific Games Corporation (a) (b)	13	1,091
Seaworld Entertainment, Inc. (a)	7	399
Service Corp. International	25	1,525
Shake Shack Inc. - Class A (a)	6	461
Shutterstock Inc.	4	412
Signet Jewelers Limited	7	568
Six Flags Operations Inc.	12	524
Skechers U.S.A. Inc. - Class A (a)	19	816
Skyline Corp. (a)	7	442
Sleep Number Corporation (a)	3	322
Sonos, Inc. (a)	14	441
Stamps.com Inc. (a)	3	865
Starbucks Corporation (a)	171	18,900
Steven Madden Ltd. (a)	13	513
Stitch Fix, Inc. - Class A (a)	10	388
Tapestry Inc.	41	1,525
Taylor Morrison Home II Corporation - Class A (a)	21	542
Tempur Sealy International, Inc.	27	1,240
Terminix Global Hldgs Inc. (a)	19	779
Tesla Inc. (a)	118	91,535
Texas Roadhouse Inc. - Class A (a)	9	858
The Goodyear Tire & Rubber Company (a)	38	675
The Home Depot, Inc.	155	50,769
The RealReal, Inc. (a)	9	123
The Wendy's Company	26	561
Thor Industries Inc.	8	972
TJX Cos. Inc.	177	11,680
Toll Brothers Inc.	16	899
TopBuild Corp. (a)	5	982
Tractor Supply Co. (a)	17	3,452
TRI Pointe Homes, Inc. (a)	19	410
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	8	2,918
Under Armour Inc. - Class A (a)	29	586
Under Armour Inc. - Class C (a)	30	521
Urban Outfitters Inc. (a)	11	331
Vail Resorts, Inc.	6	2,044
Veoneer, Inc. (a)	11	390
VF Corp.	48	3,207
Visteon Corporation (a)	4	423
Vivint Smart Home, Inc. - Class A (a)	7	69
Vroom, Inc. (a) (b)	16	354
Wayfair Inc. - Class A (a) (b)	11	2,831
Whirlpool Corporation	9	1,856
Williams-Sonoma Inc.	11	2,018
Wingstop Inc. (a)	4	690
Winnebago Industries Inc.	5	348
Wolverine World Wide, Inc.	14	403
Wyndham Destinations, Inc.	12	654
Wyndham Hotels & Resorts, Inc.	14	1,046
Wynn Resorts Ltd. (a)	15	1,298
YETI Holdings, Inc. (a)	11	936
Yum! Brands, Inc.	43	5,311
		750,840
Financials 11.5%
Affiliated Managers Group, Inc.	6	966
AFLAC Incorporated	91	4,735
Alleghany Corporation (a)	2	1,263
Ally Financial Inc.	53	2,710
American Equity Investment Life Holding Company	14	419
American Express Company (a)	93	15,658
American Financial Group, Inc.	10	1,231
American International Group, Inc.	126	6,928
American National Group, Inc. (a)	1	269
Ameriprise Financial, Inc.	17	4,419
Ameris Bancorp (a)	11	596
Annaly Capital Management, Inc.	210	1,766
AON Public Limited Company - Class A	33	9,468
Apollo Global Management, Inc. - Class A (b)	30	1,865
Arch Capital Group Ltd. (a)	58	2,228
Ares Management Corporation - Class A	22	1,651
Arthur J Gallagher & Co.	31	4,544
Artisan Partners Asset Management Inc. - Class A	10	494
Associated Banc-Corp	25	536
Assurant, Inc.	9	1,387
Assured Guaranty Ltd.	12	578
Athene Holding Ltd - Class A (a) (d)	18	1,269
Atlantic Union Bank (a)	13	475
AXIS Capital Holdings Limited	13	601
Axos Financial, Inc. (a)	6	298
BancFirst Corporation (a)	3	169
BancorpSouth Bank	16	469
Bank of America Corporation	1,077	45,718
Bank of Hawaii Corporation	7	540
Bank OZK (a)	17	718
BankUnited, Inc.	15	634
Berkshire Hathaway Inc. - Class B (a)	270	73,608
BlackRock, Inc.	21	17,552
Blackstone Mortgage Trust, Inc. - Class A	21	632
BOK Financial Corporation (a)	5	452
Brighthouse Financial, Inc. (a)	12	546
Brown & Brown Inc.	33	1,813
Cadence Bancorporation - Class A	18	385
Cannae Holdings, Inc. (a)	14	441
Capital One Financial Corporation	66	10,615

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Cathay General Bancorp (a)	12	506
Chubb Limited	64	11,047
Cincinnati Financial Corporation	22	2,564
CIT Group Inc.	14	709
Citigroup Inc.	295	20,670
Citizens Financial Group Inc.	62	2,921
CME Group Inc. - Class A (a)	52	10,075
CNO Financial Group, Inc.	22	519
Cohen & Steers, Inc.	4	324
Coinbase Global, Inc. - Class A (a)	4	799
Columbia Banking System Inc. (a)	12	442
Comerica Inc.	19	1,533
Commerce Bancshares Inc. (a)	16	1,082
Community Bank System Inc.	9	602
Credit Acceptance Corp. (a) (b)	1	787
Cullen/Frost Bankers Inc.	8	968
CVB Financial Corp. (a)	21	426
Discover Financial Services	44	5,411
East West Bancorp, Inc.	21	1,661
Eastern Bankshares, Inc. (a)	26	536
Enstar Group Limited (a)	2	498
Equitable Holdings, Inc.	57	1,685
Erie Indemnity Company - Class A (a)	4	624
Essent Group Ltd.	16	690
Evercore Inc. - Class A	6	793
Everest Re Group, Ltd.	6	1,532
FactSet Research Systems Inc.	6	2,200
Federated Investors, Inc. - Class B	15	500
Fidelity National Financial, Inc. - Class A	41	1,863
Fifth Third Bancorp (a)	103	4,379
First American Financial Corporation	16	1,060
First Bancorp.	30	398
First Citizens BancShares, Inc. - Class A (a)	1	950
First Financial Bancorp. (a)	10	233
First Financial Bankshares, Inc. (a)	21	943
First Hawaiian, Inc. (a)	21	627
First Horizon National Corporation	84	1,367
First Merchants Corporation (a)	4	170
First Midwest Bancorp, Inc. (a)	16	309
First Republic Bank	26	4,917
FirstCash, Inc. (a)	7	577
Flagstar Bancorp, Inc.	7	345
FNB Corp.	49	570
Focus Financial Partners Inc. - Class A (a)	6	320
Franklin Resources Inc.	41	1,204
Fulton Financial Corp. (a)	27	406
Genworth Financial, Inc. - Class A (a)	77	290
Glacier Bancorp, Inc. (a)	13	736
Globe Life Inc.	14	1,276
Goosehead Insurance, Inc. - Class A (a)	3	411
Green Dot Corporation - Class A (a)	9	449
Hamilton Lane Inc. - Class A (a)	5	440
Hancock Whitney Co. (a)	14	669
Hanover Insurance Group Inc.	5	650
Hilltop Holdings Inc.	11	346
Home BancShares, Inc. (a)	25	586
Houlihan Lokey Inc. - Class A	7	670
Huntington Bancshares Incorporated (a)	218	3,372
Independence Holdings, LLC	14	754
Independent Bank Corp. (a)	5	411
Independent Bank Group, Inc. (a)	6	426
Interactive Brokers Group, Inc. - Class A (a)	11	716
Intercontinental Exchange, Inc.	82	9,380
International Bancshares Corporation (a)	9	381
Invesco Ltd.	51	1,224
Investors Bancorp, Inc. (a)	34	519
Janus Henderson Group PLC	25	1,037
Jefferies Financial Group Inc.	30	1,100
JPMorgan Chase & Co.	435	71,159
K.K.R. Co., Inc. - Class A	84	5,136
Kemper Corp.	9	570
KeyCorp	143	3,099
Kinsale Capital Group, Inc. (a)	4	569
Lemonade, Inc. (a) (b)	3	190
LendingTree, Inc. (a)	2	247
Lincoln National Corporation	27	1,851
Live Oak Bancshares, Inc. (a)	5	288
Loews Corp.	30	1,622
LPL Financial Holdings Inc. (a)	12	1,895
M&T Bank Corporation	19	2,898
Markel Corporation (a)	2	2,462
MarketAxess Holdings Inc. (a)	6	2,395
Marsh & McLennan Companies, Inc.	74	11,261
Mercury General Corp.	4	242
MetLife, Inc.	107	6,606
MGIC Investment Corp.	52	771
Moelis & Company LLC - Class A	10	588
Moody's Corp.	23	8,342
Morgan Stanley	212	20,642
Morningstar Inc. (a)	3	798
Mr. Cooper Group Inc. (a)	12	478
MSCI Inc. - Class A	12	7,380
NASDAQ Inc. (a)	17	3,244
Navient Corporation (a)	25	489
New York Community Bancorp Inc. - Series A	69	888
NMI Holdings Inc. - Class A (a)	12	278
Northern Trust Corp.	31	3,321
Old National Bancorp (a)	25	426
Old Republic International Corp.	41	949
Open Lending Corporation - Class A (a)	14	489
Pacific Premier Bancorp, Inc. (a)	15	642
PacWest Bancorp (a)	16	747
PennyMac Financial Services, Inc.	7	397
People's United Financial Inc. (a)	62	1,085
Pinnacle Financial Partners, Inc. (a)	11	1,040
Popular Inc. (a)	12	961
Primerica, Inc.	6	856
Principal Financial Group, Inc. (a)	38	2,437
Progressive Corp.	86	7,763
Prosperity Bancshares Inc.	13	958
Prudential Financial Inc.	57	5,983
Radian Group Inc.	28	643
Raymond James Financial Inc.	27	2,533
Regions Financial Corporation	142	3,025
Reinsurance Group of America, Incorporated	10	1,145
RenaissanceRe Holdings Ltd	7	924
Renasant Corporation (a)	6	206
RLI Corp.	6	648
Rocket Companies, Inc. - Class A (a) (b)	19	302
S&P Global Inc.	35	14,873
Santander Consumer USA Holdings Inc.	8	339
SEI Investments Co. (a)	15	893
Selective Insurance Group Inc. (a)	8	639
SelectQuote, Inc. (a)	7	93
ServisFirst Bancshares, Inc.	8	602
Signature Bank	9	2,369
Silvergate Capital Corporation - Class A (a)	3	344
Simmons First National Corp. - Class A (a)	18	521
SLM Corporation	50	872
SoFi Technologies, Inc. (a) (b)	69	1,095
South State Corp. (a)	10	751
State Street Corporation	50	4,277
Sterling Bancorp	30	736
Stifel Financial Corp.	15	1,029
SVB Financial Group (a)	8	5,385
Synchrony Financial	80	3,934
Synovus Financial Corp.	22	944
T. Rowe Price Group, Inc. (a)	33	6,466
Texas Capital Bancshares, Inc. (a)	8	500
TFS Financial Corporation (a)	8	150
The Allstate Corporation	43	5,447
The Bank of New York Mellon Corporation	117	6,045
The Blackstone Group Inc. - Class A	101	11,706
The Carlyle Group, Inc. (a)	17	790
The Charles Schwab Corporation	218	15,882
The Goldman Sachs Group, Inc.	49	18,516
The Hartford Financial Services Group, Inc.	50	3,517
The PNC Financial Services Group, Inc.	62	12,200
The Travelers Companies, Inc.	36	5,488
Tradeweb Markets Inc. - Class A (a)	15	1,244

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Triumph Bancorp, Inc. (a)	3	323
Truist Financial Corporation	196	11,496
Trupanion Inc. (a)	5	420
U.S. Bancorp	198	11,773
Ubiquiti Inc.	1	286
UMB Financial Corp. (a)	7	682
Umpqua Holdings Corp.	33	665
United Bankshares Inc. (a)	18	651
United Community Banks, Inc. (a)	14	466
Unum Group	29	723
Upstart Holdings, Inc. (a)	6	1,852
Valley National Bancorp (a)	59	788
Virtu Financial Inc. - Class A (a)	13	319
Voya Financial, Inc.	18	1,102
W. R. Berkley Corporation	21	1,561
Walker & Dunlop, Inc.	5	546
Washington Federal Inc. (a)	12	415
Webster Financial Corp.	12	680
Wells Fargo & Company	597	27,706
WesBanco Inc. (a)	11	373
Western Alliance Bancorp	16	1,711
White Mountains Insurance Group Ltd	—	508
Willis Towers Watson Public Limited Company	19	4,334
Wintrust Financial Corporation	9	746
WSFS Financial Corp. (a)	6	300
Zions Bancorp	24	1,508
		732,680
Communication Services 10.6%
Activision Blizzard, Inc. (a)	113	8,726
Alphabet Inc. - Class A (a)	44	117,132
Alphabet Inc. - Class C (a)	41	109,272
Altice USA, Inc. - Class A (a)	36	743
AMC Entertainment Holdings, Inc. - Class A (a) (b)	73	2,789
AT&T Inc. (a)	1,038	28,037
Autohome Inc. - Class A (a)	17	612
Bandwidth Inc. - Class A (a)	4	339
Booking Holdings Inc. (a)	6	14,153
Bumble Inc. - Class A (a)	7	344
Cable One, Inc.	1	1,336
Cardlytics, Inc. (a)	5	437
Cargurus Inc. - Class A (a)	15	464
Charter Communications, Inc. - Class A (a)	18	13,400
Cinemark Holdings, Inc. (a) (b)	15	296
Cogent Communications Group, Inc. (a)	7	491
Comcast Corporation - Class A (a)	666	37,254
Discovery, Inc. - Series A (a) (b)	27	674
Discovery, Inc. - Series C (a)	44	1,072
Dish Network Corporation - Class A (a)	37	1,624
Electronic Arts Inc.	42	5,947
Expedia Group, Inc. (a)	21	3,447
Facebook, Inc. - Class A (a)	347	117,726
Fox Corporation - Class A (a)	48	1,914
Fox Corporation - Class B (a)	22	806
Interpublic Group of Cos. Inc.	59	2,180
Iridium Communications Inc. (a)	17	663
John Wiley & Sons Inc. - Class A	7	368
Liberty Broadband Corp. - Series A (a)	4	634
Liberty Broadband Corp. - Series C (a)	22	3,719
Liberty Latin America Ltd. - Class A (a)	8	104
Liberty Latin America Ltd. - Class C (a)	25	327
Liberty Media Corporation - Series A (a)	4	199
Liberty Media Corporation - Series C (a)	28	1,424
Liberty SiriusXM Group - Series A (a)	11	530
Liberty SiriusXM Group - Series C (a)	25	1,187
Lions Gate Entertainment Corp. - Class A (a)	9	131
Lions Gate Entertainment Corp. - Class B (a)	18	227
Live Nation Entertainment, Inc. (a)	20	1,783
Lumen Technologies Inc.	144	1,786
Lyft, Inc. - Class A (a)	42	2,237
Magnite, Inc. (a)	18	496
Match Group Holdings II, LLC (a)	40	6,271
Match Group, Inc. (a)	12	1,582
Netflix, Inc. (a)	64	39,284
New York Times Co. - Class A	21	1,037
News Corporation - Class A (a)	58	1,356
News Corporation - Class B (a)	20	464
Nexstar Media Group, Inc. - Class A (a)	6	935
Omnicom Group Inc.	32	2,334
Pinterest, Inc. - Class A (a)	82	4,164
Playtika Holding Corp. (a)	11	317
Roku Inc. - Class A (a)	17	5,376
Shenandoah Telecommunications Company (a)	8	256
Sirius XM Holdings Inc. (a) (b)	141	857
Skillz Inc. - Class A (a) (b)	36	356
Snap Inc. - Class A (a)	150	11,114
Take-Two Interactive Software Inc. (a)	17	2,674
TEGNA Inc.	32	627
Telephone & Data Systems Inc.	16	316
The Madison Square Garden Company - Class A (a)	3	525
T-Mobile USA, Inc. (a)	86	10,995
TripAdvisor Inc. (a)	16	533
Twitter, Inc. (a)	117	7,091
Verizon Communications Inc.	602	32,514
ViacomCBS Inc. - Class A (a) (b)	2	70
ViacomCBS Inc. - Class B (a)	90	3,541
Vonage Holdings Corp. (a)	34	551
Walt Disney Co.	264	44,711
Warner Music Group Corp. - Class A (a)	14	618
World Wrestling Entertainment, Inc. - Class A	8	435
Yelp Inc. (a)	10	365
Zillow Group, Inc. - Class A (a)	6	531
Zillow Group, Inc. - Class C (a)	24	2,138
ZoomInfo Technologies Inc. - Class A (a)	24	1,492
Zynga Inc. - Class A (a)	147	1,108
		673,568
Industrials 8.7%
3M Company	84	14,743
AAON, Inc. (a)	7	431
ABM Industries Incorporated	11	492
Acuity Brands, Inc.	5	892
ADT, Inc.	25	201
Advanced Drainage Systems, Inc.	7	776
AECOM (a)	22	1,417
Aerojet Rocketdyne Holdings, Inc. (a)	12	512
AeroVironment, Inc. (a)	3	234
AGCO Corporation	9	1,130
Air Lease Corporation - Class A	17	684
Alaska Air Group, Inc.	18	1,062
Albany International Corp. - Class A	2	187
Allegiant Travel Company (a)	2	414
Allegion Public Limited Company	13	1,727
Allison Systems, Inc.	15	544
Altra Industrial Motion Corp. (a)	10	552
AMERCO (a)	1	917
American Airlines Group Inc. (a)	98	2,010
AMETEK, Inc.	34	4,269
AO Smith Corp.	21	1,255
APi Group Corporation (a)	25	504
Applied Industrial Technologies, Inc.	5	460
Arcosa, Inc.	8	395
Armstrong World Industries, Inc.	7	629
ASGN Incorporated (a)	7	834
Atkore International Group Inc. (a)	7	565
Avis Budget Group, Inc. (a)	7	847
Axone Intelligence Inc. (a)	10	1,697
Barnes Group Inc.	8	323
Beacon Roofing Supply, Inc. (a)	9	431
Bloom Energy Corporation - Class A (a) (b)	17	318
Boise Cascade Company	6	302
Brady Corp. - Class A	8	399
Brink's Co.	8	506
Builders FirstSource, Inc. (a)	30	1,536
BWXT Government Group, Inc.	13	719
C.H. Robinson Worldwide, Inc. (a)	20	1,702
Carlisle Cos. Inc.	8	1,511
Carrier Global Corporation	126	6,522
Casella Waste Systems Inc. - Class A (a)	8	589
Caterpillar Inc.	80	15,265

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Chargepoint Inc. - Class A (a) (b)	21	422
Chart Industries, Inc. (a)	5	976
Cimpress Public Limited Company (a)	3	267
Cintas Corp. (a)	13	4,896
Clarivate PLC (a)	51	1,119
Clean Harbors Inc. (a)	7	714
Colfax Corp. (a)	19	863
Comfort Systems USA Inc.	5	361
Copart Inc. (a)	31	4,304
CoStar Group, Inc. (a)	57	4,916
Crane Co.	8	758
CSX Corp. (a)	331	9,839
Cummins Inc.	21	4,744
Curtiss-Wright Corp.	7	832
Deere & Company	41	13,812
Delta Air Lines, Inc. (a)	95	4,057
Desktop Metal Operating, Inc. - Class A (a) (b)	21	153
Donaldson Co. Inc.	19	1,069
Dover Corporation	21	3,278
Driven Brands Holdings Inc. (a)	6	187
Dun & Bradstreet Holdings, Inc. (a)	22	377
Dycom Industries, Inc. (a)	5	359
Eaton Corporation Public Limited Company	59	8,763
Elance, Inc. (a)	15	672
EMCOR Group, Inc.	8	923
Emerson Electric Co.	88	8,268
EnerSys	7	524
Equifax Inc.	18	4,463
ESCO Technologies Inc.	4	326
Evoqua Water Technologies Corp. (a)	17	633
Expeditors International of Washington Inc. (a)	25	2,941
Exponent, Inc. (a)	7	844
Fastenal Co. (a)	83	4,286
Federal Signal Corporation	10	385
FedEx Corporation	36	7,884
Flowserve Corporation	18	630
Fluor Corp. (a)	18	286
Fortive Corporation	52	3,665
Fortune Brands Home & Security, Inc.	20	1,824
Forward Air Corp. (a)	4	303
Franklin Electric Co. Inc. (a)	6	506
FTI Consulting Inc. (a)	5	628
FuelCell Energy, Inc. (a) (b)	45	302
Gates Industrial Corporation PLC (a)	11	177
GATX Corporation	6	515
Generac Holdings Inc. (a)	9	3,810
General Dynamics Corporation	34	6,600
General Electric Company	159	16,427
Gibraltar Industries Inc. (a)	4	244
Graco Inc.	26	1,791
GrafTech International Ltd.	23	239
HEICO Corp.	6	800
HEICO Corp. - Class A	11	1,327
Helios Technologies, Inc. (a)	3	240
Herc Holdings Inc.	4	572
Herman Miller Inc. (a)	8	312
Hexcel Corp. (a)	14	809
Hillenbrand Inc.	12	521
Honeywell International Inc. (a)	100	21,300
Howmet Aerospace Inc.	59	1,855
HUB Group Inc. - Class A (a)	5	331
Hubbell Inc.	8	1,481
Huntington Ingalls Industries Inc.	6	1,178
Hydrofarm Holdings Group, Inc. (a)	4	158
IAA Spinco Inc. (a)	20	1,083
IDEX Corporation	11	2,353
IHS Markit Ltd.	58	6,735
Illinois Tool Works Inc.	42	8,589
Ingersoll Rand Inc. (a)	56	2,820
Insperity, Inc.	6	638
ITT Industries Holdings, Inc.	13	1,123
Jacobs Engineering Group Inc.	20	2,585
JB Hunt Transport Services Inc. (a)	12	2,032
JELD-WEN Holding, Inc. (a)	12	306
JetBlue Airways Corporation (a)	47	716
John Bean Technologies Corp.	4	628
Johnson Controls International Public Limited Company	103	7,027
Kansas City Southern	13	3,645
KAR Auction Services, Inc. (a)	21	348
Kennametal Inc.	14	466
Kirby Corp. (a)	10	468
Knight-Swift Transportation Holdings Inc. - Class A	23	1,176
Korn Ferry	9	638
Kratos Defense & Security Solutions, Inc. (a)	20	448
L3Harris Technologies, Inc.	30	6,501
Landstar System Inc. (a)	6	876
Lennox International Inc.	5	1,533
Lincoln Electric Holdings Inc. (a)	9	1,131
Lockheed Martin Corporation	36	12,442
Macquarie Infrastructure Corporation (a)	12	490
ManpowerGroup Inc.	8	847
Masco Corporation	36	2,023
Masonite International Corporation (a)	4	424
MasTec Inc. (a)	8	694
Matson Intermodal - Paragon, Inc.	7	569
Maxar Technologies Inc.	10	285
Mercury Systems Inc. (a)	9	434
Meritor, Inc. (a)	12	253
Middleby Corp. (a)	8	1,426
Moog Inc. - Class A	5	367
MSA Safety Inc.	5	767
MSC Industrial Direct Co. - Class A	6	506
Mueller Industries Inc.	5	222
Mueller Water Products Inc. - Class A	15	223
Nielsen Holdings plc	52	995
Nikola Subsidiary Corporation (a) (b)	23	246
Nordson Corp. (a)	8	1,947
Norfolk Southern Corporation	36	8,685
Northrop Grumman Systems Corp.	22	7,856
Nvent Electric Public Limited Company	25	795
Old Dominion Freight Line Inc. (a)	14	3,943
Oshkosh Corp.	10	1,061
Otis Worldwide Corporation	60	4,961
Owens Corning Inc.	16	1,357
PACCAR Inc.	52	4,081
Parker-Hannifin Corporation	19	5,336
Parsons Corporation (a)	4	131
Pentair Public Limited Company	25	1,797
Plug Power Inc. (a)	77	1,958
Proto Labs Inc. (a)	4	298
Quanta Services, Inc.	21	2,396
Raytheon BBN Technologies Corp.	219	18,833
RBC Bearings Incorporated (a)	4	765
Regal-Beloit Corp.	6	875
Republic Services Inc.	31	3,704
Resideo Technologies, Inc. (a)	17	410
Rexnord Corporation	17	1,082
Robert Half International Inc.	17	1,711
Rockwell Automation Inc.	17	4,935
Rollins Inc.	33	1,153
Roper Technologies, Inc.	15	6,908
Rush Enterprises Inc. - Class A (a)	7	318
Ryder System, Inc.	9	728
Saia, Inc. (a)	4	883
Schneider National, Inc. - Class B	6	136
Sensata Technologies Holding PLC (a)	24	1,310
Shoals Technologies LLC - Class A (a)	11	314
Simpson Manufacturing Co. Inc.	6	654
SiteOne Landscape Supply, Inc. (a)	6	1,292
SkyWest Inc. (a)	7	353
Snap-On Inc.	8	1,665
Southwest Airlines Co. (a)	85	4,395
Spirit Aerosystems Holdings Inc. - Class A	15	647
Spirit Airlines, Inc. (a)	15	388
SPX Corp. (a)	7	390
SPX Flow, Inc.	3	253
Stanley Black & Decker, Inc.	24	4,230
Stericycle Inc. (a)	13	904
SunRun Inc. (a)	29	1,272

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Teledyne Technologies Inc. (a)	7	3,011
Terex Corp.	10	409
Tetra Tech, Inc. (a)	8	1,148
Textron Inc.	32	2,244
The Boeing Company (a)	80	17,605
Timken Co.	10	636
Toro Co.	16	1,591
Trane Technologies Public Limited Company	34	5,941
TransDigm Group Inc. (a)	8	4,825
TransUnion	28	3,195
Trex Company, Inc. (a)	17	1,708
TriNet Group Inc. (a)	6	611
Trinity Industries Inc.	13	367
Triton Container International Limited	11	563
Tusimple Holdings Inc. - Class A (a) (b)	4	161
Uber Technologies, Inc. (a)	234	10,475
UFP Industries, Inc. (a)	10	679
UniFirst Corp.	2	525
Union Pacific Corporation	95	18,573
United Airlines Holdings, Inc. (a)	48	2,266
United Parcel Service Inc. - Class B	106	19,272
United Rentals Inc. (a)	11	3,744
Univar Solutions Inc. (a)	25	593
Valmont Industries Inc.	3	693
Verisk Analytics, Inc. (a)	23	4,672
Vertiv Holdings, LLC - Class A	39	951
Vicor Corp. (a)	4	472
Virgin Galactic Holdings, Inc. - Class A (a) (b)	21	540
W. W. Grainger, Inc.	7	2,595
Wabtec Corp.	26	2,261
Waste Management, Inc.	57	8,495
Watsco Inc.	5	1,307
Watts Water Technologies Inc. - Class A	4	652
Welbilt Inc. (a)	18	418
Werner Enterprises Inc. (a)	9	411
WESCO International, Inc. (a)	6	718
WillScot Mobile Mini Holdings Corp. - Class A (a)	26	837
Woodward Governor Co. (a)	9	966
XPO Logistics, Inc. (a)	15	1,233
Xylem Inc.	27	3,281
		553,381
Consumer Staples 5.6%
Altria Group, Inc.	268	12,188
Archer-Daniels-Midland Company	83	4,953
Beyond Meat, Inc. (a) (b)	7	756
BJ's Wholesale Club Holdings, Inc. (a)	19	1,065
Boston Beer Co. Inc. - Class A (a)	1	725
Brown-Forman Corp. - Class A	9	574
Brown-Forman Corp. - Class B	27	1,829
Bunge Limited	21	1,731
Campbell Soup Company	31	1,288
Casey's General Stores Inc. (a)	5	1,014
Celsius Holdings, Inc. (a)	4	353
Central Garden & Pet Co. (a)	2	74
Central Garden & Pet Co. - Class A (a)	6	277
Church & Dwight Co. Inc.	36	2,979
Coca-Cola Consolidated Inc. (a)	1	320
Colgate-Palmolive Co.	122	9,248
ConAgra Brands Inc.	70	2,384
Constellation Brands, Inc. - Class A	24	5,127
Costco Wholesale Corporation (a)	64	28,881
Coty Inc. - Class A (a)	40	315
Darling Ingredients Inc. (a)	25	1,769
Dollar General Corporation	35	7,354
Energizer Holdings, Inc.	10	371
Estee Lauder Cos. Inc. - Class A	34	10,205
Flowers Foods Inc.	28	659
Freshpet Inc. (a)	6	896
General Mills, Inc.	88	5,246
Grocery Outlet Holding Corp. (a)	14	306
Hain Celestial Group Inc. (a)	13	573
Herbalife Nutrition Ltd. (a)	12	521
Hershey Co.	21	3,551
Hormel Foods Corp.	41	1,693
Ingredion Inc.	10	847
J&J Snack Foods Corp. (a)	2	377
JM Smucker Co.	16	1,942
Kellogg Co.	38	2,424
Keurig Dr Pepper Inc. (a)	104	3,543
Kimberly-Clark Corporation	50	6,574
Kraft Heinz Foods Company (a)	96	3,552
Lamb Weston Holdings Inc.	22	1,361
Lancaster Colony Corp. (a)	3	519
McCormick & Co. Inc.	37	2,969
Molson Coors Beverage Company - Class B	28	1,292
Mondelez International, Inc. - Class A (a)	203	11,806
Monster Beverage 1990 Corporation (a)	55	4,912
National Beverage Corp. (a)	4	198
Nu Skin Enterprises, Inc. - Class A	8	337
PepsiCo, Inc. (a)	201	30,226
Performance Food Group, Inc. (a)	19	899
Philip Morris International Inc.	227	21,473
Pilgrim's Pride Corporation (a)	8	229
Post Holdings, Inc. (a)	8	935
PriceSmart Inc. (a)	4	292
Procter & Gamble Co. (a)	353	49,362
Sanderson Farms Inc. (a)	3	618
Seaboard Corp.	—	168
Spectrum Brands Legacy, Inc.	6	606
Sprouts Farmers Market, Inc. (a)	19	449
Sysco Corp.	76	5,939
Target Corporation	72	16,443
The Clorox Company	18	3,043
The Coca-Cola Company	565	29,638
The Kroger Co.	101	4,082
The Simply Good Foods Company (a)	14	471
Treehouse Foods, Inc. (a)	9	365
Tyson Foods Inc. - Class A	43	3,405
US Foods Holding Corp. (a)	32	1,114
Walgreens Boots Alliance, Inc. (a)	105	4,958
Walmart Inc.	208	29,010
WD-40 Co. (a)	2	517
		356,120
Real Estate 3.3%
AGNC Investment Corp. (a)	79	1,246
Agree Realty Corporation	10	691
Alexandria Real Estate Equities, Inc.	20	3,824
American Campus Communities, Inc.	20	971
American Homes 4 Rent - Class A	40	1,522
American Tower Corporation	66	17,553
Americold Realty Trust	37	1,072
Apple Hospitality REIT, Inc.	31	489
Arbor Realty Trust, Inc.	18	327
AvalonBay Communities, Inc.	20	4,472
Boston Properties Inc.	21	2,278
Brandywine Realty Trust	24	325
Brixmor Property Group Inc.	44	976
Camden Property Trust	15	2,184
Caretrust REIT, Inc. (a)	16	318
CBRE Group, Inc. - Class A (a)	49	4,724
Chimera Investment Corporation	33	495
CoreSite Realty Corporation	6	818
Corporate Office Properties Trust	18	494
Cousins Properties Incorporated	21	774
Crown Castle International Corp.	63	10,991
CubeSmart	28	1,376
Cushman & Wakefield PLC (a) (b)	18	330
Cyrusone LLC (a)	18	1,416
DiamondRock Hospitality Co. (a)	30	284
Digital Realty Trust Inc.	42	6,020
DigitalBridge Group, Inc. - Class A (a) (b)	67	404
Douglas Emmett, Inc.	25	805
Duke Realty Corp.	56	2,690
EastGroup Properties Inc.	6	935
EPR Properties	12	603
Equinix, Inc.	13	10,291
Equity Commonwealth (a)	20	518
Equity Lifestyle Properties, Inc.	25	1,969

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Equity Residential	51	4,108
Essential Properties Realty Trust, Inc.	16	455
Essex Property Trust Inc.	9	2,995
eXp World Holdings, Inc. (a) (b)	9	364
Extra Space Storage Inc.	20	3,343
Federal Realty Investment Trust	11	1,248
First Industrial Realty Trust, Inc.	19	970
Four Corners Property Trust, Inc.	12	332
Gaming and Leisure Properties, Inc. (a)	32	1,473
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11	591
Healthcare Realty Trust Inc.	23	679
Healthcare Trust of America, Inc. - Class A	33	974
Healthpeak Properties, Inc.	80	2,663
Highwoods Properties Inc.	15	647
Host Hotels & Resorts, Inc. (a)	103	1,687
Hudson Pacific Properties Inc.	25	648
Innovative Industrial Properties, Inc.	3	790
Invitation Homes Inc.	84	3,236
Iron Mountain Incorporated	42	1,831
JBG Smith Properties	18	535
Jones Lang LaSalle Incorporated (a)	8	1,931
Kennedy-Wilson Holdings Inc.	20	420
Kilroy Realty Corporation	15	1,015
Kimco Realty Corporation	88	1,822
Lamar Advertising Co. - Class A (a)	13	1,489
Lexington Realty Trust	40	507
Life Storage Inc.	11	1,291
Medical Properties Trust, Inc.	81	1,630
Mid-America Apartment Communities, Inc.	17	3,128
National Health Investors, Inc.	7	396
National Retail Properties, Inc.	26	1,111
National Storage Affiliates Trust	11	557
New Residential Investment Corp.	70	772
Omega Healthcare Investors, Inc.	33	994
Open Doors Technology Inc. - Class A (a) (b)	50	1,021
OUTFRONT Media Inc.	24	598
Paramount Group, Inc.	24	218
Park Hotels & Resorts Inc. (a)	35	670
Pebblebrook Hotel Trust	18	409
Physicians Realty Trust	30	537
Piedmont Office Realty Trust Inc. - Class A	18	306
PotlatchDeltic Corp. (a)	11	563
ProLogis Inc.	107	13,465
PS Business Parks, Inc.	3	515
Public Storage	22	6,562
Rayonier Inc.	20	701
Realty Income Corporation	56	3,607
Redfin Corporation (a) (b)	15	727
Regency Centers Corp. (a)	23	1,520
Retail Properties of America, Inc. - Class A	27	350
Rexford Industrial Realty, Inc.	19	1,105
RLJ III-EM Columbus Lessee, LLC	22	329
Ryman Hospitality Properties, Inc. (a)	8	646
Sabra Health Care REIT, Inc. (a)	31	457
Safehold Inc.	2	169
SBA Communications Corporation (a)	16	5,313
Simon Property Group, Inc.	49	6,318
SITE Centers Corp.	24	368
SL Green Realty Corp.	10	687
Spirit Realty Capital, Inc.	16	756
St. Joe Co.	5	197
STAG Industrial, Inc.	22	870
Starwood Property Trust, Inc.	42	1,027
STORE Capital Corp.	34	1,098
Sun Communities Inc.	17	3,079
Sunstone Hotel Investors Inc. (a)	30	362
Terreno Realty Corporation	10	619
The Howard Hughes Corporation (a)	6	544
UDR, Inc.	41	2,178
Uniti Group Inc. (a)	33	408
Urban Edge Properties	12	218
Ventas, Inc.	55	3,028
VEREIT, Inc.	32	1,461
VICI Properties Inc.	81	2,290
Vornado Realty Trust	23	952
W.P. Carey Inc.	26	1,914
Welltower Inc.	62	5,145
Weyerhaeuser Company	110	3,905
Xenia Hotels & Resorts Inc. (a)	14	239
		208,268
Materials 2.7%
Air Products and Chemicals, Inc.	32	8,321
Albemarle Corporation	17	3,695
Alcoa Corporation (a)	28	1,378
Allegheny Technologies Incorporated (a)	18	296
Amcor Plc	227	2,627
Amyris, Inc. (a) (b)	26	358
AptarGroup, Inc.	10	1,143
Arconic Corporation (a)	16	504
Ashland Global Holdings Inc.	8	688
Avery Dennison Corporation	12	2,576
Avient Corporation	13	593
Axalta Coating Systems Ltd. (a)	30	872
Balchem Corporation (a)	5	752
Ball Corporation	47	4,246
Berry Global Group, Inc. (a)	20	1,237
Cabot Corp.	9	465
Celanese Corp. - Class A	17	2,492
CF Industries Holdings Inc.	32	1,786
Cleveland-Cliffs Inc. (a) (b)	70	1,388
Commercial Metals Co.	20	597
Compass Minerals International, Inc.	6	362
Corteva, Inc.	106	4,464
Crown Holdings Inc.	20	2,006
Danimer Scientific, L.L.C. - Class A (a)	9	152
Domtar Corp. (a)	7	385
Dow Inc.	110	6,323
DuPont de Nemours, Inc.	76	5,144
Eagle Materials Inc.	6	776
Eastman Chemical Co.	20	2,034
Ecolab Inc.	37	7,640
Element Solutions, Inc.	31	663
FMC Corporation	19	1,740
Freeport-McMoRan Inc. (a)	216	7,014
Graphic Packaging Holding Company	40	762
Greif Inc. - Class A	4	281
H.B. Fuller Company	8	546
Hecla Mining Co.	81	443
Huntsman Corp.	30	899
Ingevity Corporation (a)	7	470
Innospec Inc. (a)	4	337
International Flavors & Fragrances Inc.	37	4,921
International Paper Company	58	3,260
Linde Public Limited Company	75	22,021
Livent Corporation (a)	21	478
Louisiana-Pacific Corp.	16	956
LyondellBasell Industries N.V. - Class A	38	3,579
Martin Marietta Materials Inc.	9	3,119
Minerals Technologies Inc.	6	393
MOS Holdings Inc.	52	1,844
MP Materials Corp. - Class A (a) (b)	10	307
NewMarket Corp.	1	296
Newmont Corporation	117	6,370
Nucor Corporation	43	4,251
O-I Glass, Inc. (a)	22	316
Olin Corporation	21	1,003
Packaging Corporation of America	14	1,927
PPG Industries, Inc.	35	5,014
PureCycle Technologies, Inc. (a) (b)	11	146
Quaker Chemical Corp.	2	504
Reliance Steel & Aluminum Co.	10	1,369
Reynolds Consumer Products LLC	9	244
Reynolds Group Holdings Limited (a)	7	82
Royal Gold Inc. (a)	10	947
RPM International Inc.	20	1,535
Scotts Miracle-Gro Co.	6	867
Sealed Air Corporation	24	1,288
Sensient Technologies Corporation	7	631

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Sherwin-Williams Co.	35	9,864
Silgan Holdings Inc. (a)	13	495
Sonoco Products Co.	15	864
Southern Copper Corporation	12	685
Steel Dynamics Inc. (a)	28	1,666
Stepan Co.	4	397
Summit Materials, Inc. - Class A (a)	19	597
The Chemours Company	25	726
Trinseo S.A.	6	298
Tronox Holdings PLC	16	384
United States Steel Corporation	40	881
Valvoline, Inc.	28	880
Vulcan Materials Co.	19	3,285
Westlake Chemical Corporation	6	514
Westrock Company, Inc.	39	1,948
Worthington Industries Inc.	6	297
		169,904
Energy 2.6%
Antero Midstream Corporation	41	431
Antero Resources Corporation (a)	38	719
Apa Corp. (a)	58	1,234
Baker Hughes, a GE Company, LLC - Class A	118	2,930
Cabot Oil & Gas Corp.	58	1,260
ChampionX Corporation (a)	25	568
Cheniere Energy, Inc.	35	3,401
Chesapeake Energy Corporation (a)	13	818
Chevron Corporation	281	28,522
Cimarex Energy Co.	15	1,293
Clean Energy Fuels Corp. (a) (b)	18	144
CNX Resources Corporation (a)	33	422
ConocoPhillips	197	13,326
Continental Resources Inc.	10	471
Denbury Inc. (a)	7	484
Devon Energy Corporation	88	3,128
Diamondback Energy, Inc.	25	2,383
EOG Resources, Inc.	86	6,881
EQT Corporation (a)	43	870
Equitrans Midstream Corp.	59	599
Exxon Mobil Corporation	616	36,210
Halliburton Company	131	2,825
Helmerich & Payne Inc.	15	408
Hess Corporation	40	3,131
HollyFrontier Corp. (a)	22	732
Kinder Morgan, Inc.	286	4,781
Marathon Oil Corporation	115	1,575
Marathon Petroleum Corporation	94	5,821
Matador Resources Co.	15	576
Murphy Oil Corporation	20	501
NOV Inc. (a)	58	760
Occidental Petroleum Corporation	125	3,694
ONEOK, Inc.	65	3,782
Ovintiv Canada ULC	39	1,269
PDC Energy, Inc. (a)	14	641
Phillips 66	63	4,430
Pioneer Natural Resources Co.	33	5,553
Range Resources Corporation (a)	36	807
Reg Biofuels, LLC (a)	7	360
Schlumberger Ltd.	202	5,998
Southwestern Energy Co. (a)	99	547
Targa Resources Corp.	32	1,595
Texas Pacific Land Corporation	1	1,111
The Williams Companies, Inc.	178	4,622
Valero Energy Corporation	61	4,295
		165,908
Utilities 2.4%
ALLETE, Inc.	8	504
Alliant Energy Corporation (a)	36	1,994
Ameren Corporation	38	3,107
American Electric Power Company, Inc. (a)	73	5,966
American States Water Company	6	513
American Water Works Company, Inc.	26	4,435
Atmos Energy Corporation	20	1,719
AVANGRID, Inc.	9	445
Avista Corporation	11	445
Black Hills Corporation	10	642
California Water Service Group	8	490
CenterPoint Energy, Inc.	82	2,026
Clearway Energy, Inc. - Class A	5	147
Clearway Energy, Inc. - Class C	13	381
CMS Energy Corp.	43	2,590
Consolidated Edison, Inc.	51	3,703
Dominion Energy, Inc.	119	8,663
DTE Energy Company	29	3,201
Duke Energy Corporation	113	11,016
Edison International	56	3,079
Entergy Corporation	29	2,916
Essential Utilities, Inc.	31	1,446
Evergy, Inc.	35	2,154
Eversource Energy	51	4,184
Exelon Corporation (a)	142	6,848
FirstEnergy Corp.	78	2,790
Hawaiian Electric Industries Inc.	15	607
IDACORP Inc.	7	715
MDU Resources Group Inc.	29	868
MGE Energy, Inc. (a)	6	425
National Fuel Gas Company	13	674
New Jersey Resources Corp.	16	548
NextEra Energy, Inc.	285	22,389
NiSource Inc.	59	1,438
NorthWestern Corp. (a)	8	477
NRG Energy, Inc.	37	1,516
OGE Energy Corp.	29	968
One Gas, Inc.	9	551
Ormat Technologies Inc. (b)	7	485
Pacific Gas And Electric Company (a)	216	2,078
Pinnacle West Capital Corp.	17	1,239
PNM Resources, Inc.	11	569
Portland General Electric Co.	13	592
PPL Corporation	113	3,140
Public Service Enterprise Group Inc.	73	4,450
Sempra Energy	47	5,921
SJW Corp.	4	287
South Jersey Industries Inc.	16	347
Southwest Gas Corp.	9	621
Spire, Inc.	8	517
Sunnova Energy International Inc. (a)	10	337
The AES Corporation	98	2,231
The Southern Company	154	9,519
UGI Corp.	29	1,236
Vistra Energy Corp.	71	1,214
WEC Energy Group Inc.	47	4,145
Xcel Energy Inc. (a)	80	4,972
		150,480
Total Common Stocks (cost $6,190,345)		6,321,420
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.01% (d) (e)	25,716	25,716
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.01% (d) (e)	21,434	21,434
Total Short Term Investments (cost $47,150)		47,150
Total Investments 100.3% (cost $6,237,495)		6,368,570
Other Derivative Instruments (0.0)%		(366)
Other Assets and Liabilities, Net (0.3)%		(20,718)
Total Net Assets 100.0%		6,347,486

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Mellon U.S. Stock Market Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd - Class A	—	1,169	123	—	20	203	1,269	—

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/24/21	6,493	6,610	0.1

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	32	December 2021	3,544	(33)	(23)
S&P 500 Index	132	December 2021	28,936	(333)	(570)
				(366)	(593)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	6,321,420	—	—	6,321,420
Short Term Investments	47,150	—	—	47,150
	6,368,570	—	—	6,368,570
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(593)	—	—	(593)
	(593)	—	—	(593)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.5%
Utilities 99.5%
ALLETE, Inc.	14	854
Alliant Energy Corporation (a)	70	3,892
Ameren Corporation	71	5,768
American Electric Power Company, Inc. (a)	139	11,283
American States Water Company	10	877
American Water Works Company, Inc.	50	8,519
Atmos Energy Corporation	36	3,205
AVANGRID, Inc.	19	939
Avista Corporation	19	746
Black Hills Corporation	18	1,104
California Water Service Group	14	830
CenterPoint Energy, Inc.	164	4,035
Clearway Energy, Inc. - Class A	10	284
Clearway Energy, Inc. - Class C	23	698
CMS Energy Corp.	81	4,815
Consolidated Edison, Inc.	98	7,106
Dominion Energy, Inc.	224	16,370
DTE Energy Company	54	5,994
Duke Energy Corporation	214	20,846
Edison International	106	5,859
Entergy Corporation	56	5,535
Essential Utilities, Inc.	62	2,866
Evergy, Inc.	64	3,950
Eversource Energy	95	7,799
Exelon Corporation (a)	271	13,113
FirstEnergy Corp.	151	5,394
Hawaiian Electric Industries Inc.	30	1,239
IDACORP Inc.	14	1,459
MGE Energy, Inc. (a)	10	739
New Jersey Resources Corp.	27	942
NextEra Energy, Inc.	544	42,734
NiSource Inc.	109	2,645
NorthWestern Corp. (a)	14	801
NRG Energy, Inc.	68	2,772
OGE Energy Corp.	55	1,819
One Gas, Inc.	15	941
Ormat Technologies Inc.	12	830
Pacific Gas And Electric Company (a)	418	4,010
Pinnacle West Capital Corp.	31	2,264
PNM Resources, Inc.	24	1,189
Portland General Electric Co.	25	1,178
PPL Corporation	214	5,966
Public Service Enterprise Group Inc.	140	8,543
Sempra Energy	89	11,197
SJW Corp.	8	501
South Jersey Industries Inc.	31	654
Southwest Gas Corp.	17	1,105
Spire, Inc.	14	882
The AES Corporation	185	4,213
The Southern Company	294	18,219
UGI Corp.	58	2,468
Vistra Energy Corp.	134	2,288
WEC Energy Group Inc.	88	7,728
Xcel Energy Inc. (a)	149	9,341
Total Common Stocks (cost $276,793)		281,348
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund, 0.01% (b) (c)	232	232
Total Short Term Investments (cost $232)		232
Total Investments 99.6% (cost $277,025)		281,580
Other Derivative Instruments (0.0)%		(10)
Other Assets and Liabilities, Net 0.4%		1,067
Total Net Assets 100.0%		282,637

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	18	December 2021	1,205	(10)	(48)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	281,348	—	—	281,348
Short Term Investments	232	—	—	232
	281,580	—	—	281,580
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(48)	—	—	(48)
	(48)	—	—	(48)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.0%
United States of America 64.1%
3M Company	4	687
Abbott Laboratories	12	1,422
AbbVie Inc.	12	1,291
ABIOMED, Inc. (a)	—	102
Activision Blizzard, Inc. (a)	5	412
Adobe Inc. (a)	3	1,856
Advance Auto Parts, Inc.	—	97
Advanced Micro Devices, Inc. (a)	8	845
AFLAC Incorporated	4	218
Agilent Technologies, Inc.	2	330
AGNC Investment Corp. (a)	4	60
Air Products and Chemicals, Inc.	2	390
Airbnb, Inc. - Class A (a)	2	341
Akamai Technologies, Inc. (a)	1	112
Alaska Air Group, Inc.	1	49
Albemarle Corporation	1	173
Alexandria Real Estate Equities, Inc.	1	171
Align Technology, Inc. (a)	—	327
Alleghany Corporation (a)	—	61
Allegion Public Limited Company	1	77
Alliant Energy Corporation (a)	2	99
Ally Financial Inc.	2	125
Alnylam Pharmaceuticals, Inc. (a)	1	154
Alphabet Inc. - Class A (a)	2	5,446
Alphabet Inc. - Class C (a)	2	5,080
Altice USA, Inc. - Class A (a)	2	33
Altria Group, Inc.	12	568
Amazon.com, Inc. (a)	3	9,655
Ameren Corporation	2	144
American Electric Power Company, Inc. (a)	3	274
American Express Company (a)	4	737
American Financial Group, Inc.	—	55
American International Group, Inc.	6	325
American Tower Corporation	3	816
American Water Works Company, Inc.	1	206
Ameriprise Financial, Inc.	1	204
AmerisourceBergen Corporation	1	120
AMETEK, Inc.	2	192
Amgen Inc. (a)	4	817
Amphenol Corporation - Class A	4	300
Analog Devices, Inc. (a)	4	610
Annaly Capital Management, Inc.	9	78
ANSYS, Inc. (a)	1	198
Anthem, Inc.	2	617
Apollo Global Management, Inc. - Class A (b)	1	89
Apple Inc. (a)	106	15,033
Applied Materials, Inc. (a)	6	799
AppLovin Corporation - Class A (a)	—	12
Aptiv PLC (a)	2	273
Aramark	2	60
Archer-Daniels-Midland Company	4	233
Arista Networks, Inc. (a)	—	129
Arthur J Gallagher & Co.	1	213
AT&T Inc. (a)	48	1,307
Atmos Energy Corporation	1	78
Autodesk, Inc. (a)	1	426
Automatic Data Processing, Inc. (a)	3	572
AutoZone, Inc. (a)	—	251
AvalonBay Communities, Inc.	1	213
AVANGRID, Inc.	—	18
Avantor, Inc. (a)	4	158
Avery Dennison Corporation	1	117
Axalta Coating Systems Ltd. (a)	1	41
Baker Hughes, a GE Company, LLC - Class A	5	123
Ball Corporation	2	198
Bank of America Corporation	50	2,127
Bausch Health Companies Inc. (a)	2	59
Baxter International Inc.	3	277
Becton, Dickinson and Company	2	478
Berkshire Hathaway Inc. - Class B (a)	13	3,423
Best Buy Co., Inc.	2	162
Biogen Inc. (a)	1	285
BioMarin Pharmaceutical Inc. (a)	1	98
Bio-Rad Laboratories, Inc. - Class A (a)	—	104
BlackRock, Inc.	1	804
Booking Holdings Inc. (a)	—	658
BorgWarner Inc.	2	70
Boston Properties Inc.	1	101
Boston Scientific Corporation (a)	10	415
Bristol-Myers Squibb Company	15	895
Broadcom Inc. (a)	3	1,341
Broadridge Financial Solutions, Inc.	1	131
Brookfield Renewable Corporation - Class A	1	29
Brown-Forman Corp. - Class A	—	24
Brown-Forman Corp. - Class B	1	84
Bunge Limited	1	80
Burlington Stores Inc. (a)	—	131
C.H. Robinson Worldwide, Inc. (a)	1	81
Cabot Oil & Gas Corp.	3	58
Cadence Design Systems Inc. (a)	2	282
Camden Property Trust	1	97
Campbell Soup Company	1	61
Capital One Financial Corporation	3	493
Cardinal Health, Inc.	2	103
CarMax Inc. (a)	1	145
Carnival Plc (a)	1	27
Carrier Global Corporation	6	287
Carvana Co. - Class A (a)	1	163
Caterpillar Inc.	4	711
CBRE Group, Inc. - Class A (a)	2	218
CDK Global, Inc. (a)	1	35
CDW Corp. (a)	1	175
Celanese Corp. - Class A	1	117
Centene Corporation (a)	4	248
CenterPoint Energy, Inc.	4	93
Cerner Corp. (a)	2	147
CF Industries Holdings Inc.	1	80
Charter Communications, Inc. - Class A (a)	1	625
Cheniere Energy, Inc.	2	154
Chevron Corporation	13	1,328
Chipotle Mexican Grill Inc. (a)	—	349
Chubb Limited	3	515
Church & Dwight Co. Inc.	2	143
Cigna Holding Company	2	461
Cincinnati Financial Corporation	1	118
Cintas Corp. (a)	1	225
Cisco Systems, Inc. (a)	29	1,554
Citigroup Inc.	14	962
Citizens Financial Group Inc.	3	140
Citrix Systems Inc. (a)	1	89
Cloudflare, Inc. - Class A (a)	2	188
CME Group Inc. - Class A (a)	2	468
CMS Energy Corp.	2	122
Cognex Corp. (a)	1	97
Cognizant Technology Solutions Corp. - Class A (a)	4	270
Colgate-Palmolive Co.	6	438
Comcast Corporation - Class A (a)	31	1,738
Comerica Inc.	1	76
ConAgra Brands Inc.	3	112
ConocoPhillips	9	617
Consolidated Edison, Inc.	2	170
Constellation Brands, Inc. - Class A	1	243
Cooper Cos. Inc.	—	139
Copart Inc. (a)	1	201
Corning Incorporated	5	195
Corteva, Inc.	5	213
CoStar Group, Inc. (a)	3	232
Costco Wholesale Corporation (a)	3	1,345
Coupa Software Incorporated (a)	1	112
CrowdStrike Holdings, Inc. - Class A (a)	1	334
Crown Castle International Corp.	3	505
Crown Holdings Inc.	1	96
CSX Corp. (a)	15	454
Cummins Inc.	1	218
CVS Health Corporation	9	755
D.R. Horton, Inc.	2	190

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Danaher Corporation	4	1,308
Darden Restaurants Inc.	1	137
DaVita Inc. (a)	—	56
Deere & Company	2	644
Dell Technology Inc. - Class C (a)	2	191
Delta Air Lines, Inc. (a)	4	184
Dentsply Sirona Inc.	2	88
DexCom Inc. (a)	1	358
Digital Realty Trust Inc.	2	273
Discover Financial Services	2	250
Discovery, Inc. - Series A (a)	1	26
Discovery, Inc. - Series C (a)	2	53
Dish Network Corporation - Class A (a)	2	74
DocuSign, Inc. (a)	1	343
Dollar General Corporation	2	344
Dollar Tree Inc. (a)	2	147
Dominion Energy, Inc.	6	402
Domino's Pizza, Inc.	—	119
Donaldson Co. Inc.	1	49
Doordash, Inc. - Class A (a)	1	180
Dover Corporation	1	150
Dow Inc.	5	293
Draftkings Inc. - Class A (a)	2	105
DTE Energy Company	1	147
Duke Energy Corporation	5	512
Duke Realty Corp.	2	118
Dun & Bradstreet Holdings, Inc. (a)	1	16
DuPont de Nemours, Inc.	4	242
DXC Technology Company (a)	2	58
East West Bancorp, Inc.	1	74
Eastman Chemical Co.	1	94
Eaton Corporation Public Limited Company	3	405
eBay Inc. (a)	4	308
Ecolab Inc.	2	354
Edison International	3	143
Edwards Lifesciences Corporation (a)	4	478
Elanco Animal Health (a)	3	104
Electronic Arts Inc.	2	279
Eli Lilly & Co.	5	1,246
Emerson Electric Co.	4	380
Entergy Corporation	1	140
EOG Resources, Inc.	4	315
EPAM Systems, Inc. (a)	—	205
Equifax Inc.	1	210
Equinix, Inc.	1	477
Equitable Holdings, Inc.	2	74
Equity Lifestyle Properties, Inc.	1	93
Equity Residential	2	190
Essex Property Trust Inc.	—	142
Estee Lauder Cos. Inc. - Class A	2	471
ETSY, Inc. (a)	1	169
Evergy, Inc.	2	100
Eversource Energy	2	190
Exact Sciences Corporation (a)	1	110
Exelon Corporation (a)	7	320
Expedia Group, Inc. (a)	1	156
Expeditors International of Washington Inc. (a)	1	142
Extra Space Storage Inc.	1	154
Exxon Mobil Corporation	29	1,688
F5 Networks, Inc. (a)	—	83
Facebook, Inc. - Class A (a)	16	5,474
Fastenal Co. (a)	4	197
Federal Realty Investment Trust	—	56
FedEx Corporation	2	365
Fidelity National Financial, Inc. - Class A	2	86
Fidelity National Information Services, Inc.	4	509
Fifth Third Bancorp (a)	5	204
First Republic Bank	1	234
FirstEnergy Corp.	4	134
Fiserv, Inc. (a)	4	435
FleetCor Technologies Inc. (a)	1	147
FMC Corporation	1	81
Ford Motor Company (a)	27	376
Fortinet, Inc. (a)	1	264
Fortive Corporation	2	163
Fortune Brands Home & Security, Inc.	1	81
Fox Corporation - Class A (a)	2	94
Fox Corporation - Class B (a)	1	39
Franklin Resources Inc.	2	56
Freeport-McMoRan Inc. (a)	10	320
Gartner Inc. (a)	1	172
General Dynamics Corporation	2	311
General Electric Company	7	764
General Mills, Inc.	4	244
General Motors Company (a)	10	505
Genuine Parts Co.	1	124
Gilead Sciences, Inc. (a)	8	591
Global Payments Inc.	2	318
Globe Life Inc.	1	58
GoDaddy Inc. - Class A (a)	1	82
Halliburton Company	6	128
Hasbro, Inc. (a)	1	82
HCA Healthcare, Inc.	2	405
Healthpeak Properties, Inc.	4	123
HEICO Corp.	—	37
HEICO Corp. - Class A	1	60
Henry Schein Inc. (a)	1	75
Hershey Co.	1	167
Hess Corporation	2	145
Hewlett Packard Enterprise Company	9	129
Hilton Worldwide Holdings Inc. (a)	2	249
Hologic Inc. (a)	2	133
Honeywell International Inc. (a)	5	998
Horizon Therapeutics Public Limited Company (a)	1	157
Hormel Foods Corp.	2	75
Host Hotels & Resorts, Inc. (a)	5	78
Howmet Aerospace Inc.	3	84
HP Inc.	8	226
Hubbell Inc.	—	66
HubSpot Inc. (a)	—	189
Humana Inc.	1	342
Huntington Bancshares Incorporated (a)	9	147
Huntington Ingalls Industries Inc.	—	49
IDEX Corporation	1	111
IDEXX Laboratories, Inc. (a)	1	356
IHS Markit Ltd.	3	302
Illinois Tool Works Inc.	2	407
Illumina, Inc. (a)	1	399
Incyte Corporation (a)	1	89
Ingredion Inc.	—	40
Intel Corporation (a)	27	1,458
Intercontinental Exchange, Inc.	4	440
International Business Machines Corporation	6	840
International Flavors & Fragrances Inc.	2	227
International Paper Company	3	149
Interpublic Group of Cos. Inc.	3	94
Intuit Inc. (a)	2	998
Intuitive Surgical, Inc. (a)	1	803
Invesco Ltd.	2	56
Invitation Homes Inc.	4	151
IPG Photonics Corporation (a)	—	42
IQVIA Inc. (a)	1	308
Iron Mountain Incorporated	2	85
Jack Henry & Associates Inc. (a)	1	84
Jacobs Engineering Group Inc.	1	122
Jazz Pharmaceuticals Public Limited Company (a)	—	56
JB Hunt Transport Services Inc. (a)	1	97
Jefferies Financial Group Inc.	1	51
JM Smucker Co.	1	90
Johnson & Johnson	18	2,876
Johnson Controls International Public Limited Company	5	328
JPMorgan Chase & Co.	20	3,309
Juniper Networks, Inc.	2	57
K.K.R. Co., Inc. - Class A	4	239
Kansas City Southern	1	168
Kellogg Co.	2	112
Keurig Dr Pepper Inc. (a)	5	163
KeyCorp	7	148
Keysight Technologies, Inc. (a)	1	211

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Kimberly-Clark Corporation	2	306
Kimco Realty Corporation	4	81
Kinder Morgan, Inc.	13	222
KLA-Tencor Corp. (a)	1	346
Kraft Heinz Foods Company (a)	4	163
L3Harris Technologies, Inc.	1	299
Laboratory Corporation of America Holdings (a)	1	185
Lam Research Corp. (a)	1	549
Lamb Weston Holdings Inc.	1	65
Las Vegas Sands Corp. (a)	2	82
Lear Corporation	—	58
Leidos Holdings Inc.	1	90
Lennar Corporation - Class A	2	179
Lennar Corporation - Class B	—	8
Lennox International Inc.	—	71
Liberty Broadband Corp. - Series A (a)	—	27
Liberty Broadband Corp. - Series C (a)	1	170
Liberty SiriusXM Group - Series A (a)	1	32
Liberty SiriusXM Group - Series C (a)	1	58
Lincoln National Corporation	1	89
Live Nation Entertainment, Inc. (a)	1	81
LKQ Corporation (a)	2	96
Lockheed Martin Corporation	2	570
Loews Corp.	1	74
Lowe`s Companies, Inc.	5	970
Lululemon Athletica Inc. (a)	1	328
Lumen Technologies Inc.	7	87
Lyft, Inc. - Class A (a)	2	93
LyondellBasell Industries N.V. - Class A	2	165
M&T Bank Corporation	1	134
Marathon Petroleum Corporation	4	263
Markel Corporation (a)	—	111
MarketAxess Holdings Inc. (a)	—	111
Marriott International, Inc. - Class A (a)	2	269
Marsh & McLennan Companies, Inc.	3	519
Martin Marietta Materials Inc.	—	141
Marvell Technology, Inc.	5	326
Masco Corporation	2	92
MasterCard Incorporated - Class A	6	2,049
Match Group Holdings II, LLC (a)	2	288
Match Group, Inc. (a)	1	72
McCormick & Co. Inc.	2	140
McDonald's Corporation	5	1,218
McKesson Corporation	1	209
Merck & Co., Inc.	17	1,288
MetLife, Inc.	5	308
Mettler-Toledo International Inc. (a)	—	220
MGM Resorts International	3	121
Microchip Technology Incorporated (a)	2	282
Micron Technology, Inc. (a)	8	537
Microsoft Corporation (a)	51	14,333
Mid-America Apartment Communities, Inc.	1	143
Moderna, Inc. (a)	2	891
Mohawk Industries Inc. (a)	—	74
Molson Coors Beverage Company - Class B	1	58
Mondelez International, Inc. - Class A (a)	9	552
Monster Beverage 1990 Corporation (a)	3	224
Moody's Corp.	1	390
Morgan Stanley	10	961
MOS Holdings Inc.	3	90
Motorola Solutions Inc.	1	271
MSCI Inc. - Class A	1	336
NASDAQ Inc. (a)	1	146
NetApp, Inc. (a)	2	138
Netflix, Inc. (a)	3	1,835
Neurocrine Biosciences, Inc. (a)	1	57
Newell Brands Inc.	3	62
Newmont Corporation	5	297
News Corporation - Class A (a)	3	67
News Corporation - Class B (a)	1	19
NextEra Energy, Inc.	13	1,042
Nielsen Holdings plc	2	46
NIKE, Inc. - Class B	9	1,254
NiSource Inc.	3	65
Norfolk Southern Corporation	2	400
Northern Trust Corp.	1	153
Northrop Grumman Systems Corp.	1	370
NortonLifelock Inc. (a)	4	101
Novocure Limited (a)	1	64
NRG Energy, Inc.	2	69
Nucor Corporation	2	201
NVIDIA Corporation (a)	17	3,493
NVR, Inc. (a)	—	110
Occidental Petroleum Corporation	5	159
OGE Energy Corp.	1	45
Okta, Inc. - Class A (a)	1	195
Old Dominion Freight Line Inc. (a)	1	187
Omnicom Group Inc.	1	108
ONEOK, Inc.	3	178
Open Doors Technology Inc. - Class A (a) (b)	2	45
Oracle Corporation	11	972
O'Reilly Automotive, Inc. (a)	—	285
Otis Worldwide Corporation	3	228
Owens Corning Inc.	1	62
PACCAR Inc.	2	185
Pacific Gas And Electric Company (a)	11	101
Packaging Corporation of America	1	94
Palantir Technologies Inc. - Class A (a)	9	219
Palo Alto Networks, Inc. (a)	1	315
Parker-Hannifin Corporation	1	247
Paychex Inc. (a)	2	241
Paycom Software, Inc. (a)	—	166
Paypal Holdings, Inc. (a)	8	2,073
Peloton Interactive, Inc. - Class A (a)	2	157
Pentair Public Limited Company	1	83
PepsiCo, Inc. (a)	9	1,408
PerkinElmer Inc.	1	138
Perrigo Company Public Limited Company	1	43
Pfizer Inc.	38	1,631
Philip Morris International Inc.	11	1,000
Phillips 66	3	213
Pinnacle West Capital Corp.	1	59
Pinterest, Inc. - Class A (a)	4	189
Pioneer Natural Resources Co.	2	263
Polaris Industries Inc.	—	47
PPD, Inc. (a)	1	34
PPG Industries, Inc.	2	232
PPL Corporation	5	144
Principal Financial Group, Inc. (a)	2	112
Procter & Gamble Co. (a)	16	2,296
Progressive Corp.	4	364
ProLogis Inc.	5	626
Prudential Financial Inc.	3	283
PTC Inc. (a)	1	90
Public Service Enterprise Group Inc.	3	205
Public Storage	1	303
Pulte Homes Inc.	2	87
Qiagen N.V. (a)	2	84
Qorvo, Inc. (a)	1	126
Qualcomm Incorporated (a)	8	985
Quanta Services, Inc.	1	107
Quest Diagnostics Incorporated	1	125
Raymond James Financial Inc.	1	118
Raytheon BBN Technologies Corp.	10	881
Realty Income Corporation	3	165
Regency Centers Corp. (a)	1	73
Regeneron Pharmaceuticals, Inc. (a)	1	435
Regions Financial Corporation	7	143
Reinsurance Group of America, Incorporated	—	55
Republic Services Inc.	1	173
ResMed Inc.	1	258
RingCentral, Inc. - Class A (a)	1	119
Rockwell Automation Inc.	1	228
Roku Inc. - Class A (a)	1	243
Rollins Inc.	2	57
Roper Technologies, Inc.	1	318
Ross Stores Inc. (a)	2	263
Royal Caribbean Cruises Ltd.	1	133
Royalty Pharma PLC - Class A (a)	2	74
S&P Global Inc.	2	691

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Salesforce.Com, Inc. (a)	7	1,771
Santander Consumer USA Holdings Inc.	—	20
SBA Communications Corporation (a)	1	247
Schlumberger Ltd.	9	280
Seagen Inc. (a)	1	145
Sealed Air Corporation	1	58
SEI Investments Co. (a)	1	44
Sempra Energy	2	267
Sensata Technologies Holding PLC (a)	1	59
ServiceNow, Inc. (a)	1	831
Sherwin-Williams Co.	2	451
Simon Property Group, Inc.	2	291
Sirius XM Holdings Inc. (a) (b)	7	44
Skyworks Solutions, Inc. (a)	1	185
Snap Inc. - Class A (a)	7	514
Snap-On Inc.	—	77
Snowflake Inc. - Class A (a)	1	429
Southern Copper Corporation	1	34
Southwest Airlines Co. (a)	4	206
Splunk Inc. (a)	1	158
Square, Inc. - Class A (a)	3	635
SS&C Technologies Holdings, Inc. (a)	1	101
Stanley Black & Decker, Inc.	1	194
Starbucks Corporation (a)	8	879
State Street Corporation	2	202
Steel Dynamics Inc. (a)	1	80
Stericycle Inc. (a)	1	42
Steris Limited	1	141
Stryker Corporation	2	589
Sun Communities Inc.	1	141
SVB Financial Group (a)	—	244
Synchrony Financial	4	179
Synopsys Inc. (a)	1	312
Sysco Corp.	3	273
T. Rowe Price Group, Inc. (a)	2	307
Take-Two Interactive Software Inc. (a)	1	126
Tapestry Inc.	2	70
Target Corporation	3	765
Teladoc Health, Inc. (a)	1	132
Teledyne Technologies Inc. (a)	—	141
Teleflex Incorporated	—	117
Teradyne Inc. (a)	1	116
Tesla Inc. (a)	5	4,216
Texas Instruments Incorporated (a)	6	1,202
Texas Pacific Land Corporation	—	51
Textron Inc.	2	106
The AES Corporation	4	100
The Allstate Corporation	2	255
The Bank of New York Mellon Corporation (c)	5	284
The Blackstone Group Inc. - Class A	5	536
The Boeing Company (a)	4	818
The Carlyle Group, Inc. (a)	1	41
The Charles Schwab Corporation	10	738
The Clorox Company	1	138
The Coca-Cola Company	26	1,380
The Goldman Sachs Group, Inc.	2	862
The Hartford Financial Services Group, Inc.	2	165
The Home Depot, Inc.	7	2,367
The Kroger Co.	5	186
The PNC Financial Services Group, Inc.	3	561
The Southern Company	7	446
The Trade Desk, Inc. - Class A (a)	3	202
The Travelers Companies, Inc.	2	260
The Western Union Company	3	56
The Williams Companies, Inc.	8	210
Thermo Fisher Scientific Inc.	3	1,521
TJX Cos. Inc.	8	540
T-Mobile USA, Inc. (a)	4	509
Tractor Supply Co. (a)	1	154
Trane Technologies Public Limited Company	2	284
TransDigm Group Inc. (a)	—	221
TransUnion	1	145
Trimble Inc. (a)	2	143
Truist Financial Corporation	9	530
Twilio Inc. - Class A (a)	1	348
Twitter, Inc. (a)	5	328
Tyson Foods Inc. - Class A	2	162
U.S. Bancorp	9	543
Uber Technologies, Inc. (a)	11	482
Ubiquiti Inc.	—	15
UDR, Inc.	2	106
UGI Corp.	1	61
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	138
Under Armour Inc. - Class A (a)	1	26
Under Armour Inc. - Class C (a)	1	23
Union Pacific Corporation	4	865
United Airlines Holdings, Inc. (a)	2	102
United Parcel Service Inc. - Class B	5	891
United Rentals Inc. (a)	—	170
UnitedHealth Group Incorporated	6	2,493
Universal Health Services Inc. - Class B	1	74
Vail Resorts, Inc.	—	96
Valero Energy Corporation	3	201
Veeva Systems Inc. - Class A (a)	1	271
Ventas, Inc.	3	140
VEREIT, Inc.	2	70
VeriSign, Inc. (a)	1	139
Verisk Analytics, Inc. (a)	1	222
Verizon Communications Inc.	28	1,515
Vertex Pharmaceuticals Incorporated (a)	2	321
VF Corp.	2	149
ViacomCBS Inc. - Class B (a)	4	155
Viatris, Inc.	9	115
VICI Properties Inc.	4	101
Visa Inc. - Class A	11	2,543
Vistra Energy Corp.	3	56
VMware, Inc. - Class A (a) (b)	1	84
Vornado Realty Trust	1	48
Voya Financial, Inc.	1	52
Vulcan Materials Co.	1	151
W. R. Berkley Corporation	1	72
W. W. Grainger, Inc.	—	118
W.P. Carey Inc.	1	86
Wabtec Corp.	1	105
Walgreens Boots Alliance, Inc. (a)	5	235
Walmart Inc.	10	1,337
Walt Disney Co.	12	2,085
Waste Management, Inc.	3	397
Waters Corp. (a)	—	150
Watsco Inc.	—	59
Wayfair Inc. - Class A (a) (b)	—	120
WEC Energy Group Inc.	2	191
Wells Fargo & Company	28	1,289
Welltower Inc.	3	233
West Pharmaceutical Services Inc.	1	214
Western Digital Corporation (a)	2	116
Westlake Chemical Corporation	—	21
Westrock Company, Inc.	2	87
Weyerhaeuser Company	5	182
Whirlpool Corporation	—	88
Willis Towers Watson Public Limited Company	1	202
Workday, Inc. - Class A (a)	1	314
Wynn Resorts Ltd. (a)	1	63
Xcel Energy Inc. (a)	4	229
Xilinx, Inc. (a)	2	253
XPO Logistics, Inc. (a)	1	55
Xylem Inc.	1	152
Yum! Brands, Inc.	2	250
Zebra Technologies Corp. - Class A (a)	—	192
Zillow Group, Inc. - Class A (a)	—	22
Zillow Group, Inc. - Class C (a)	1	93
Zimmer Biomet Holdings, Inc.	1	213
Zions Bancorp	1	69
Zoetis Inc. - Class A	3	622
Zoom Video Communications, Inc. - Class A (a)	1	381
Zscaler, Inc. (a)	—	128
		255,383
Japan 7.9%
ABC-Mart Inc.	—	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Acom Co. Ltd. (b)	4	13
Advance Residence Investment Corp.	—	29
Advantest Corporation	1	125
AEON Co. Ltd.	6	155
AEON Financial Service Co. Ltd.	1	10
AEON Mall Co. Ltd.	1	11
Air Water Inc.	1	22
Aisin Seiki Co. Ltd.	1	46
Ajinomoto Co. Inc.	4	109
Alfresa Holdings Corp.	1	19
All Nippon Airways Co. Ltd. (a)	1	26
ALPS Alpine Co. Ltd.	1	15
Amada Co. Ltd.	2	24
Aozora Bank, Ltd.	1	20
Asahi Breweries Ltd.	3	154
Asahi Glass Co. Ltd.	2	83
Asahi Intecc Co., Ltd.	2	47
Asahi Kasei Corp.	9	101
Asics Corp.	1	30
Astellas Pharma Inc.	13	213
Bandai Namco Holdings Inc.	2	112
Bank of Kyoto Ltd.	1	23
Benesse Holdings Inc.	1	11
Bridgestone Corp.	4	198
Brother Industries Ltd.	2	37
Calbee,Inc.	1	17
Canon Inc.	7	171
Canon Marketing Japan Inc.	—	9
Casio Computer Co. Ltd. (b)	1	23
Central Japan Railway Co.	1	223
China Bank Ltd.	5	32
Chubu Electric Power Co. Inc.	5	62
Chugai Pharmaceutical Co. Ltd.	4	161
Chugoku Electric Power Co. Inc. (b)	2	18
Coca-Cola Bottlers Japan Holdings Inc.	1	16
Concordia Financial Group, Ltd.	7	27
COSMOS Pharmaceutical Corporation	—	17
CyberAgent Inc.	3	54
Dai Nippon Printing Co. Ltd.	2	43
Daicel Corp. (b)	2	15
Daifuke Co. Ltd.	1	85
Dai-ichi Life Holdings, Inc.	8	167
Daiichi Sankyo Company, Ltd	12	331
Daikin Industries Ltd.	2	435
Dainippon Sumitomo Pharma Co. Ltd.	2	27
Daito Trust Construction Co. Ltd. (b)	1	58
Daiwa House Industry Co. Ltd.	4	150
Daiwa House REIT Investment Corporation	—	44
Daiwa Securities Group Inc.	10	59
Dena Co., Ltd.	1	11
Denso Corp.	3	229
Dentsu Inc.	2	57
DIC Corp.	1	17
Disco Corp.	—	56
East Japan Railway Co.	3	182
Eisai Co. Ltd.	2	150
Electric Power Development Co., Ltd. - Class D	1	17
Ezaki Glico Co.,Ltd.	—	15
Fanuc Ltd.	1	284
Fast Retailing Co. Ltd.	—	293
Fuji Electric Holdings Co. Ltd.	1	45
FUJIFILM Holdings Corp.	3	233
Fujitsu Ltd.	1	218
Fukuoka Financial Group, Inc.	1	20
GLP J-REIT	—	49
GMO Payment Gateway, Inc.	—	38
Hakuhodo DY Holdings Incorporated	2	36
Hamamatsu Photonics KK	1	62
Hankyu Hanshin Holdings Inc.	2	54
Harmonic Drive Systems Inc. (b)	—	10
Haseko Corp.	2	23
Hikari Tsushin Inc.	—	17
Hino Motors Ltd.	2	22
Hirose Electric Co. Ltd.	—	36
Hisamitsu Pharmaceutical Co. Inc.	1	23
Hitachi Construction Machinery Co. Ltd.	1	20
Hitachi Ltd.	7	390
Hitachi Metals Ltd. (a)	2	29
Honda Motor Co. Ltd.	12	358
Hoshizaki Corporation	—	36
Hoya Corp.	2	390
Hulic Co. Ltd.	3	38
IBIDEN Co., Ltd.	1	50
Idemitsu Kosan Co., Ltd.	2	45
Iida Group Holdings Co., Ltd.	1	33
Inpex Corporation	7	59
Isetan Mitsukoshi Holdings Ltd.	3	20
Isuzu Motors Ltd.	4	52
ITOCHU Corp.	10	280
ITOCHU Techno-Solutions Corporation	1	20
IZUMI Co., Ltd.	—	10
J.Front Retailing Co., Ltd.	2	17
Japan Airlines Co., Ltd (a)	1	24
Japan Airport Terminal Co. Ltd. (a)	1	29
Japan Exchange Group Inc.	4	89
Japan Post Holdings Co., Ltd.	8	69
Japan Post Insurance Co., Ltd.	2	27
Japan Prime Realty Investment Corp.	—	25
Japan Real Estate Investment Corp.	—	54
Japan Retail Fund Investment Corp.	—	46
Japan Tobacco Inc.	7	147
JFE Holdings Inc.	4	59
JGC Holding Corporation	2	17
JS Group Corp.	2	55
JSR Corp.	2	54
JTEKT Corp.	2	15
JXTG Holdings, Inc.	22	90
Kajima Corp.	3	44
Kakaku.com Inc.	1	32
Kamigumi Co. Ltd.	1	17
Kaneka Corp.	1	21
Kansai Electric Power Co. Inc.	5	50
Kansai Paint Co. Ltd.	2	45
Kao Corp.	3	197
Kawasaki Heavy Industries Ltd.	1	25
KDDI Corp.	11	363
Keihan Holdings Co. Ltd.	1	17
Keikyu Corp. (b)	2	20
Keio Corp.	1	48
Keisei Electric Railway Co. Ltd.	1	40
Kewpie Corporation	1	19
Keyence Corp.	1	776
Kikkoman Corp.	1	105
Kinden Corp.	1	15
Kintetsu Corp. (a)	1	44
Kirin Holdings Co. Ltd.	6	106
Kobayashi Pharmaceutical Co. Ltd.	—	32
Kobe Bussan Co., Ltd.	1	26
Koito Manufacturing Co. Ltd.	1	54
Komatsu Ltd.	7	158
Konami Corp.	1	44
Kose Corp.	—	24
K's Holdings Corporation	1	13
Kubota Corp.	8	167
Kuraray Co. Ltd.	3	25
Kurita Water Industries Ltd.	1	34
Kyocera Corp.	2	150
Kyowa Kirin Co., Ltd.	2	65
Kyushu Electric Power Co. Inc.	3	24
Kyushu Railway Company	1	26
Lasertec Corporation	1	114
Lawson Inc.	—	20
Lion Corp. (b)	2	32
M3, Inc.	3	200
Mabuchi Motor Co. Ltd.	—	14
Makita Corp.	2	106
Marubeni Corp. (b)	11	91
Marui Group Co. Ltd.	2	29
Maruichi Steel Tube Ltd.	1	12
Matsumotokiyoshi Holdings Co., Ltd. (b)	1	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Mazda Motor Corp.	4	35
McDonald's Holdings Co. Japan Ltd.	1	24
Mebuki Financial Group, Inc.	8	18
Medipal Holdings Corp.	1	25
Meiji Holdings Co., Ltd. (b)	1	64
Mercari, Inc. (a) (b)	1	38
Minebea Mitsumi Inc.	3	69
MISUMI Group Inc.	2	85
Mitsubishi Chemical Holdings Corporation	10	89
Mitsubishi Corp.	10	302
Mitsubishi Electric Corp.	15	203
Mitsubishi Estate Co. Ltd.	9	151
Mitsubishi Gas Chemical Co. Inc. (b)	1	28
Mitsubishi Heavy Industries Ltd.	2	59
Mitsubishi Logistics Corporation.	1	15
Mitsubishi Materials Corp.	1	18
Mitsubishi Motors Corp. (a)	5	13
Mitsubishi UFJ Financial Group Inc.	88	517
Mitsubishi UFJ Lease & Finance Co. Ltd.	5	28
Mitsui & Co. Ltd.	11	233
Mitsui Chemicals Inc.	2	50
Mitsui Fudosan Co. Ltd.	7	157
Mitsui OSK Lines Ltd.	1	54
Mizuho Financial Group Inc.	17	245
MonotaRO Co., Ltd.	2	40
MS&AD Insurance Group Holdings, Inc.	3	107
Murata Manufacturing Co. Ltd.	4	383
Nabtesco Corp.	1	30
Nagoya Railroad Co. Ltd.	1	26
Nankai Electric Railway Co., Ltd.	1	17
NEC Corp.	2	98
NEC Electronics Corp. (a)	9	111
NEXON Co.,Ltd.	3	53
NGK Insulators Ltd.	2	32
NGK Spark Plug Co. Ltd.	1	20
Nidec Corp.	4	409
Nihon M & A Center Inc.	2	53
Nikon Corp.	2	27
Nintendo Co. Ltd.	1	387
Nippon Building Fund Inc.	—	72
Nippon Express Co. Ltd.	1	41
Nippon Meat Packers Inc.	1	26
Nippon Paint Co. Ltd.	10	107
Nippon Shinyaku Co., Ltd.	—	33
Nippon Steel Corporation	6	118
Nippon Telegraph & Telephone Corp.	9	243
Nippon Yusen KK (b)	1	83
Nissan Chemical Industries Ltd.	1	58
Nissan Motor Co., Ltd. (a)	16	80
Nisshin Seifun Group Inc.	2	33
Nissin Foods Holdings Co. Ltd.	1	40
Nitori Co. Ltd.	1	118
Nitto Denko Corp. (b)	1	71
Nomura Holdings Inc.	19	94
Nomura Real Estate Holdings, Inc.	1	18
Nomura Real Estate Master Fund. Inc.	—	45
Nomura Research Institute Ltd.	3	100
NSK Ltd. (b)	3	19
NTT Data Corp.	4	85
Obayashi Corp.	5	41
Obic Co. Ltd.	—	76
Odakyu Electric Railway Co. Ltd.	2	56
OJI Holdings Corp.	7	35
Olympus Corp.	9	193
Omron Corp.	1	139
Ono Pharmaceutical Co. Ltd.	3	76
Oracle Corp. Japan	—	18
Oriental Land Co. Ltd.	2	243
ORIX Corp.	8	158
Orix J-REIT Inc.	—	30
Osaka Gas Co. Ltd.	3	55
Otsuka Corp.	1	41
Otsuka Holdings Co., Ltd.	4	163
Pan Pacific International Holdings Corporation	4	75
Panasonic Corp.	16	197
Park24 Co. Ltd. (a)	1	14
PeptiDream Inc. (a)	1	19
Persol Holdings Co., Ltd.	1	32
Pigeon Corp.	1	21
Pola Orbis Holdings Inc.	1	18
Prologis	—	54
Rakuten Inc.	6	54
Recruit Holdings Co., Ltd.	12	706
Resona Holdings Inc.	16	65
Ricoh Co. Ltd.	4	44
Rinnai Corp.	—	33
Rohm Co. Ltd.	1	57
Ryohin Keikaku Co. Ltd.	2	36
Santen Pharmaceutical Co. Ltd.	2	35
SBI Holdings Inc.	2	44
SCSK Corporation	1	19
Secom Co. Ltd.	2	109
Sega Sammy Holdings Inc.	1	16
Seibu Holdings Inc.	2	21
Seiko Epson Corp. (b)	2	48
Sekisui Chemical Co. Ltd.	3	53
Sekisui House Ltd.	4	92
Seria Co., Ltd.	—	10
Seven & I Holdings Co., Ltd.	5	245
Seven Bank, Ltd.	5	11
SG Holdings Co., Ltd.	3	97
Sharp Corp.	2	19
Shimadzu Corp.	2	83
Shimamura Co. Ltd.	—	19
Shimano Inc.	1	176
Shimizu Corp. (b)	5	39
Shin-Etsu Chemical Co. Ltd.	3	454
Shinsei Bank Ltd. (b)	1	15
Shionogi & Co. Ltd.	2	136
Shiseido Co. Ltd.	3	182
Shizuoka Bank Ltd.	4	35
Showa Denko KK	1	24
SMC Corp.	—	250
Softbank Corp.	17	233
SoftBank Group Corp.	8	490
Sohgo Security Services Co. Ltd.	1	23
Sojitz Corp.	1	24
Sompo Holdings, Inc.	2	104
Sony Corp.	8	943
Square Enix Holdings Co. Ltd.	1	32
Stanley Electric Co. Ltd.	1	30
Subaru Corp. NPV	4	81
SUMCO Corporation	2	34
Sumitomo Chemical Co. Ltd. (b)	11	57
Sumitomo Corp.	8	117
Sumitomo Electric Industries Ltd.	5	69
Sumitomo Heavy Industries Ltd.	1	21
Sumitomo Metal Mining Co. Ltd.	2	69
Sumitomo Mitsui Financial Group Inc.	9	330
Sumitomo Mitsui Trust Holdings Inc.	3	93
Sumitomo Realty & Development Co. Ltd.	3	116
Sumitomo Rubber Industries Inc.	1	16
Sundrug Co. Ltd.	1	15
Suntory Beverage & Food Limited	1	37
Suzuken Co. Ltd.	1	18
Suzuki Motor Corp.	3	146
Sysmex Corp.	1	136
T&D Holdings Inc.	4	61
Taiheiyo Cement Corp.	1	17
Taisei Corp. (b)	2	48
Taisho Pharmaceutical Holdings Company Ltd.	—	18
Taiyo Nippon Sanso Corp.	1	30
Takeda Pharmaceutical Co. Ltd.	11	360
TDK Corp.	3	98
Teijin Ltd.	1	18
Terumo Corp.	5	231
THK Co. Ltd.	1	18
TIS Inc.	1	38
Tobu Railway Co. Ltd.	1	38
Toho Co. Ltd.	1	47

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Toho Gas Co. Ltd.	1	30
Tohoku Electric Power Co. Inc. (b)	3	26
Tokio Marine Holdings Inc.	5	257
Tokyo Century Corp.	—	17
Tokyo Electric Power Co. Holdings Inc. (a)	5	16
Tokyo Electron Ltd. (b)	1	489
Tokyo Gas Co. Ltd.	2	47
Tokyo Tatemono Co. Ltd.	1	22
Tokyu Corp.	4	56
Tokyu Fudosan Holdings Corporation	5	29
Toppan Printing Co. Ltd.	3	44
Toray Industries Inc.	12	75
Toshiba Corp.	3	122
Tosoh Corp.	2	40
TOTO Ltd.	1	52
Toyo Seikan Group Holdings Ltd. (b)	1	13
Toyo Suisan Kaisha Ltd.	1	27
Toyoda Gosei Co. Ltd.	1	12
Toyota Boshoku Corporation	1	11
Toyota Industries Corp.	1	115
Toyota Motor Corp.	87	1,544
Toyota Tsusho Corp.	2	68
Trend Micro Inc.	1	56
Tsumura & Co.	1	16
TSURUHA Holdings ,Inc.	—	25
Unicharm Corp.	3	133
United Urban Investment Corp.	—	30
USS Co. Ltd.	2	26
Welcia Holdings Co.,Ltd.	1	22
West Japan Railway Co.	1	70
Workman Co., Ltd.	—	13
Yahoo! Japan Corp.	18	112
Yakult Honsha Co. Ltd.	1	56
Yamada Denki Co. Ltd.	4	18
Yamaha Corp.	1	75
Yamaha Motor Co. Ltd.	2	56
Yamato Holdings Co. Ltd.	2	63
Yamazaki Baking Co. Ltd.	2	26
Yaskawa Electric Corp.	2	86
Yokogawa Electric Corp.	2	28
Yokohama Rubber Co. Ltd.	1	16
ZOZO, Inc.	1	22
		31,304
United Kingdom 4.3%
3i Group plc	7	119
Admiral Group PLC	2	74
Allfunds Group Limited (a)	1	20
Amcor Plc	11	122
Anglo American PLC	9	327
AON Public Limited Company - Class A	2	441
Ashtead Group Public Limited Company	3	233
ASOS Plc (a)	—	19
Associated British Foods PLC	2	61
AstraZeneca PLC	11	1,267
Auto Trader Group PLC	6	51
AVEVA Group plc	1	38
Aviva PLC	28	146
BAE Systems PLC	22	167
Barclays PLC	107	271
Barratt Developments P L C	7	61
BP P.L.C.	138	630
British American Tobacco P.L.C.	15	539
BT Group Plc	61	130
Bunzl Public Limited Company	2	81
Burberry Group PLC	3	71
Carnival Plc (a)	5	136
Centrica PLC (a)	40	30
Coca-Cola European Partners PLC (a)	1	78
Compass Group PLC (a)	12	252
Convatec Group PLC (d)	11	32
Croda International Public Limited Company	1	108
DCC Public Limited Company	1	59
Derwent London PLC	1	35
Diageo PLC	16	763
Direct Line Insurance Limited	10	40
Dr. Martens PLC (a)	3	16
DS Smith PLC	9	51
easyJet PLC (a) (b)	4	32
Evraz PLC	3	26
Experian PLC	6	264
Ferguson PLC	2	215
Fiat Chrysler Automobiles N.V. (a)	15	289
GlaxoSmithKline PLC	34	639
GVC Holdings PLC (a)	4	115
Halma Public Limited Company	3	103
Harbour Energy PLC (a)	3	15
Hargreaves Lansdown PLC	2	36
Hikma Pharmaceuticals Public Limited Company	1	39
Hiscox Ltd.	2	27
HSBC Holdings PLC	140	733
Imperial Brands PLC	7	140
Informa Switzerland Limited (a)	10	77
InterContinental Hotels Group PLC (a)	1	80
Intertek Group Plc	1	77
ITV Plc	24	35
J Sainsbury PLC	12	45
JD Sports Fashion Plc	4	51
Johnson Matthey PLC	1	46
Kingfisher Plc	15	67
Land Securities Group PLC	5	43
Legal & General Group PLC	42	157
Linde Public Limited Company	3	1,025
Lloyds Banking Group PLC	489	304
London Stock Exchange Group PLC	2	217
M&G PLC	18	48
Marks & Spencer Group Plc (a)	13	33
Meggitt PLC (a)	5	52
Melrose Holdings Limited	30	70
Mondi plc	3	82
National Grid PLC	27	321
Next PLC (a)	1	100
Ocado Group PLC (a)	4	92
Pearson PLC	5	50
Persimmon Public Limited Company	2	81
Phoenix Group Holdings PLC	6	48
Prudential Public Limited Company (c)	18	349
Reckitt Benckiser Group PLC	5	395
Relx PLC	14	390
Rentokil Initial PLC	13	104
Rightmove PLC	6	55
Rio Tinto PLC	7	480
Rolls-Royce Holdings plc (a)	59	111
Royal Mail PLC	5	30
Schroders PLC	1	44
Schroders PLC	—	10
SEGRO Public Limited Company	8	135
Severn Trent PLC	2	53
Smith & Nephew PLC	6	107
Smiths Group PLC	3	52
Spirax-Sarco Engineering PLC	1	104
SSE PLC	7	150
St. James's Place PLC	4	74
Standard Chartered PLC	18	107
Standard Life Aberdeen PLC	15	52
Tate & Lyle Public Limited Company	3	30
Taylor Wimpey PLC	26	54
Tesco PLC	54	185
The Berkeley Group Holdings PLC	1	49
The British Land Company Public Limited Company	7	46
The Royal Bank of Scotland Group Public Limited Company	35	104
The Sage Group PLC.	8	75
THG Holdings PLC (a)	5	35
Travis Perkins PLC	2	31
Unilever PLC	18	961
United Utilities Group PLC	5	60
Vodafone Group Public Limited Company	180	273
Weir Group PLC(The)	2	40
Whitbread PLC (a)	1	61

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
WM Morrison Supermarkets P L C	17	68
WPP 2012 Limited	8	107
		17,323
Canada 3.2%
Agnico Eagle Mines Limited	2	89
Air Canada (a)	2	42
Algonquin Power & Utilities Corp. (b)	4	59
Alimentation Couche-Tard Inc. - Class A	—	12
Alimentation Couche-Tard Inc. - Class B	5	210
AltaGas Ltd.	2	41
ATCO Ltd. - Class I	1	16
Bank of Montreal	4	439
Barrick Gold Corporation	12	222
BCE Inc.	2	100
BlackBerry Limited (a)	3	33
Brookfield Asset Management Inc. - Class A	10	528
CAE Inc. (a)	2	63
Cameco Corp.	3	61
Canadian Apartment Properties REIT	1	23
Canadian Imperial Bank of Commerce (b)	3	334
Canadian National Railway Company	4	483
Canadian Natural Resources Ltd.	8	296
Canadian Pacific Railway Limited	5	300
Canadian Tire Corporation, Limited - Class A	—	56
Canadian Utilities Limited - Class A	1	24
Canopy Growth Corporation (a) (b)	2	21
CCL Industries Inc. - Class B	1	57
Cenovus Energy Inc.	8	86
CGI Inc. - Class A (a)	2	127
CI Financial Corp.	1	26
Constellation Software Inc.	—	164
Dollarama Inc.	2	78
Emera Inc.	2	77
Empire Company Limited - Class A	1	40
Enbridge Inc.	14	546
Fairfax Financial Holdings Ltd.	—	81
Finning International Inc.	1	27
First Quantum Minerals Ltd	4	74
Fortis Inc.	3	142
Franco-Nevada Corporation	1	169
George Weston Ltd.	1	56
GFL Environmental Inc.	1	41
Gildan Activewear Inc. - Class A	1	48
Great-West Lifeco Inc.	2	55
H&R Real Estate Investment Trust	1	11
Hydro One Limited	2	54
iA Financial Corporation Inc.	1	45
IGM Financial Inc. (b)	1	18
Imperial Oil Ltd.	1	44
Intact Financial Corporation	1	159
Keyera Corp.	2	43
Kinross Gold Corporation	8	43
Kirkland Lake Gold Ltd.	2	79
Loblaw Cos. Ltd.	1	69
Lundin Mining Corp.	5	34
Magna International Inc.	2	143
Manulife Financial Corp.	13	256
Metro Inc. - Class A	2	81
National Bank of Canada	2	177
Nutrien Ltd.	4	257
ONEX Corporation	1	35
Open Text Corporation	2	88
Pembina Pipeline Corporation	4	120
Power Corporation of Canada	4	126
Quebecor Inc. - Class B	1	29
Restaurant Brands International Limited Partnership	2	123
RioCan REIT	1	19
Ritchie Bros. Auctioneers Incorporated	1	43
Rogers Communications Inc. - Class B	2	112
Royal Bank of Canada	10	955
Saputo Inc.	2	41
Shaw Communications Inc. - Class B	3	87
Shopify Inc. - Class A (a)	1	1,086
SNC-Lavalin Group Inc.	1	33
Sun Life Financial Inc.	4	201
Suncor Energy Inc.	10	214
TC Energy Corporation (b)	7	322
Teck Resources Limited - Class B	3	82
TELUS Corp.	3	66
The Bank of Nova Scotia	8	511
The Toronto-Dominion Bank	12	814
Thomson Reuters Corporation	1	125
TMX Group Limited	—	32
Tourmaline Oil Corp	2	63
Waste Connections, Inc.	2	227
Wheaton Precious Metals Corp.	3	113
WSP Canada Inc.	1	60
		12,586
France 2.9%
Adevinta ASA - Class B (a) (d)	2	30
Aeroports de Paris (a)	—	28
Alstom	2	74
Amundi (d)	—	36
Arkema	—	61
AtoS SE	1	40
AXA SA	14	386
Biomerieux SA	—	35
BNP Paribas SA (b)	8	501
Bollore SA	6	33
Bouygues SA	1	62
Bureau Veritas	2	64
Capgemini SA	1	222
Carrefour SA	4	74
Cie de Saint-Gobain	4	245
Cie Generale d'Optique Essilor International SA	2	393
Compagnie Generale des Etablissements Michelin	1	186
Covivio	—	24
Credit Agricole SA	8	116
Danone	5	320
Dassault Aviation	—	16
Dassault Systemes	5	243
EDENRED	2	89
Eiffage	1	58
Electricite de France	3	36
Engie	12	155
Faurecia	1	38
Gecina SA	—	50
Getlink S.E.	3	49
Hermes International SCA	—	329
Iliad SA (e)	—	20
IPSEN	—	24
Kering SA	1	359
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	3	513
Legrand SA	2	200
L'Oreal SA	2	672
LVMH Moet Hennessy Louis Vuitton SE	2	1,295
Orange SA	13	138
Pernod-Ricard SA	1	304
Publicis Groupe SA	2	101
Safran	2	302
Sanofi SA	8	746
Sartorius Stedim Biotech	—	92
Schneider Electric SE (a)	4	633
SEB SA	—	24
Societe Generale SA	6	173
Sodexo SA (a)	1	53
SUEZ	3	63
Teleperformance	—	158
Thales SA	1	71
Total SA	17	801
Ubisoft Entertainment (a)	1	33
Valeo	2	48
Veolia Environnement	4	114
VINCI	3	348
Vivendi SA (b)	5	69
Worldline (a) (d)	2	122
		11,469

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Switzerland 2.5%
ABB Ltd. - Class N	12	405
Adecco Group AG - Class N	1	54
Alcon AG	3	274
Baloise Holding AG - Class N	—	47
Barry Callebaut AG - Class N	—	34
Coca-Cola HBC AG	1	44
Compagnie Financiere Richemont SA	4	369
Credit Suisse Group AG - Class N	16	158
EMS-Chemie Holding AG	—	45
Garmin Ltd. (a)	1	156
Geberit AG - Class N	—	179
Givaudan SA - Class N	—	247
Glencore PLC	75	352
Julius Bar Gruppe AG - Class N	2	104
Kühne + Nagel International AG	—	118
LafargeHolcim Ltd.	3	165
Lindt & Spruengli AG - Class N	—	118
Lonza Group AG	1	375
Nestle SA - Class N	19	2,297
Novartis AG - Class N	16	1,349
Partners Group Holding AG	—	233
Roche Holding AG	—	73
Schindler Holding AG - Class N	—	38
SGS SA - Class N	—	117
Sika AG	1	310
Sonova Holding AG	—	139
STMicroelectronics NV	4	192
Straumann Holding AG - Class N	—	138
Swatch Group AG	—	52
Swatch Group AG - Class N	—	18
Swiss Life Holding AG - Class N	—	106
Swiss Re AG	2	164
Swisscom AG - Class N	—	98
TE Connectivity Ltd. (d)	2	302
Temenos Group AG - Class N	—	58
UBS Group AG	25	402
Vifor Pharma Management AG	—	43
Zurich Insurance Group AG - Class N	1	417
		9,790
Germany 2.3%
Adidas AG - Class N	1	396
Allianz SE	3	627
Aroundtown SA	7	45
BASF SE - Class N	6	477
Bayer AG - Class N	7	368
Bayerische Motoren Werke AG	2	210
Beiersdorf AG	1	76
Brenntag AG - Class N	1	94
Continental AG (a)	1	79
Covestro AG (d)	1	84
Daimler AG - Class N	6	504
Delivery Hero SE (a) (d)	1	162
Deutsche Bank Aktiengesellschaft - Class N (a)	14	179
Deutsche Boerse AG - Class N	1	212
Deutsche Lufthansa AG (a) (b)	2	14
Deutsche Post AG - Class N	7	421
Deutsche Telekom AG - Class N	22	444
Dresdner Bank AG (a)	7	45
DW Property Invest GmbH	3	155
E.ON SE - Class N	15	185
Evonik Industries AG	1	46
Fresenius Medical Care AG & Co. KGaA	1	93
Fresenius SE & Co. KGaA	3	134
GEA Group AG	1	52
Hannover Rueck SE - Class N	—	76
HeidelbergCement AG	1	77
Henkel AG & Co. KGaA	1	60
Hochtief AG	—	14
Infineon Technologies AG - Class N	9	368
Kion Group AG	—	45
LANXESS Aktiengesellschaft	1	42
Merck KGaA	1	196
MTU Aero Engines AG - Class N	—	83
Muenchener Rueckversicherungs AG - Class N	1	265
Puma SE	1	82
RWE AG	5	163
SAP SE	7	1,002
Siemens AG - Class N	5	884
Siemens Energy AG (a)	3	76
Siemens Healthineers AG (d)	2	117
Symrise AG	1	115
Talanx Aktiengesellschaft	—	15
Telefonica Deutschland Holding AG	7	19
TUI AG - Class N (a) (b) (d)	6	24
Uniper SE	1	28
United Internet AG - Class N	1	28
Vitesco Technologies Group Aktiengesellschaft (a)	—	9
Vonovia SE	4	232
Zalando SE (a) (d)	2	141
		9,263
Australia 2.0%
Afterpay Limited (a)	2	138
AGL Energy Limited	5	20
Alumina Ltd.	16	24
AMP Ltd. (a)	26	19
Ampol Limited	2	38
APA Group	8	47
Aristocrat Leisure Limited	4	151
ASX Ltd.	1	73
Aurizon Holdings Limited	13	35
AusNet Services Holdings Pty Ltd	17	30
Australia & New Zealand Banking Group Ltd.	19	385
Bendigo and Adelaide Bank Ltd.	4	24
BHP Group PLC	14	364
BHP Group PLC	20	539
BlueScope Steel Ltd.	4	56
Boral Ltd.	2	10
Brambles Limited	10	79
Challenger Financial Services Group Ltd.	4	17
CIMIC Group Limited	1	12
Cochlear Ltd.	—	73
Coles Group Limited	9	113
Commonwealth Bank of Australia	12	895
Computershare Ltd.	4	48
Crown Resorts Limited (a)	3	19
CSL Ltd.	3	654
DEXUS Funds Management Limited	8	61
Domino's Pizza Enterprises Limited	—	49
Evolution Mining Limited	13	32
Fortescue Metals Group Ltd.	11	122
Goodman Funding Pty Ltd	12	182
GPT Group	13	48
Harvey Norman Holdings Ltd.	5	17
Incitec Pivot Ltd.	13	28
Insurance Australia Group Ltd.	16	56
LendLease Corp. Ltd.	4	34
Macquarie Group Limited	2	307
Magellan Financial Group Ltd	1	24
Medibank Private Limited	18	46
Mirvac Group	25	53
National Australia Bank Ltd.	22	440
Newcrest Mining Ltd.	6	96
Northern Star Resources Ltd.	8	49
Orica Ltd.	3	29
Origin Energy Ltd.	13	43
Qantas Airways Ltd. (a)	5	19
QBE Insurance Group Ltd.	11	89
Ramsay Health Care Ltd.	1	66
REA Group Ltd.	—	42
Reece Limited	2	26
Rio Tinto Ltd.	3	182
Santos Ltd.	13	65
Scentre Group Limited	38	80
SEEK Limited	2	55
Seven Group Holdings Limited	1	13
Sonic Health Care Ltd.	3	95
South32 Limited	30	77

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Stockland	16	51
Suncorp Group Ltd.	9	77
Sydney Airport Corporation Limited (a)	8	50
Tabcorp Holdings Ltd.	16	55
Telstra Corp. Ltd.	27	77
TPG Telecom Limited (b)	3	17
Transurban Group	19	192
Treasury Wine Estates Limited	5	46
Vicinity Centres RE Ltd	26	31
Washington H Soul Pattinson & Co. Ltd. (b)	1	19
Wesfarmers Ltd.	8	308
Westpac Banking Corporation	25	459
Wisetech Global Limited	1	36
Woodside Petroleum Ltd.	7	112
Woolworths Group Ltd.	9	247
WorleyParsons Ltd.	2	15
		8,180
Netherlands 2.0%
Adyen B.V. (a) (d)	—	572
Aegon NV	10	52
Airbus SE (a)	4	552
Akzo Nobel N.V.	1	138
argenx SE (a)	—	104
ASML Holding	3	2,124
CNH Industrial N.V. (a)	7	119
GrandVision (a) (d)	—	13
HAL Trust	1	103
Heineken Holding N.V.	1	60
Heineken NV	2	168
ING Groep N.V. (b)	27	389
JDE Peet's N.V.	—	13
Koninklijke Ahold Delhaize N.V.	7	239
Koninklijke DSM N.V.	1	241
Koninklijke KPN N.V.	26	81
Koninklijke Philips N.V.	6	278
Koninklijke Vopak N.V.	—	20
NN Group N.V.	2	111
NXP Semiconductors N.V.	2	352
Prosus N.V.	6	453
Randstad NV (b)	1	60
Royal Dutch Shell PLC - Class A	28	613
Royal Dutch Shell PLC - Class B	25	551
Unibail-Rodamco SE	1	58
Universal Music Group N.V. (a) (b)	5	147
Wolters Kluwer NV - Class C	2	192
		7,803
Sweden 1.1%
Aktiebolaget Electrolux - Class B (b)	2	43
Aktiebolaget Industrivarden - Class A	1	35
Aktiebolaget Industrivarden - Class C	1	36
Aktiebolaget SKF - Class B	3	61
Aktiebolaget Volvo - Class A	1	33
Aktiebolaget Volvo - Class B	11	243
Alfa Laval AB	2	76
Assa Abloy AB - Class B	7	200
Atlas Copco Aktiebolag - Class A	4	267
Atlas Copco Aktiebolag - Class B	3	136
Autoliv, Inc.	1	47
Axfood Aktiebolag (b)	1	17
Boliden AB	2	61
Castellum AB (b)	2	40
Elekta AB (publ) - Class B (b)	2	28
Embracer Group AB - Class B (a)	4	37
Epiroc Aktiebolag - Class A	4	89
Epiroc Aktiebolag - Class B	3	48
EQT AB (d)	1	62
Essity Aktiebolag (publ) - Class A	—	9
Essity Aktiebolag (publ) - Class B	4	129
Evolution Gaming Group AB (publ) (d)	1	182
Fabege AB (b)	2	28
Fastighets Ab Balder - Class B (a)	1	45
Getinge AB - Class B	1	59
Hennes & Mauritz AB - Class B (a)	5	109
Hexagon Aktiebolag - Class B	13	206
Hexpol AB - Class B	2	20
Holmen Aktiebolag - Class B	1	28
Husqvarna Aktiebolag - Class B	3	34
ICA Gruppen Aktiebolag	1	33
Indutrade Aktiebolag	2	47
Intrum AB	—	12
Investmentaktiebolaget Latour - Class B	1	29
Investor Aktiebolag - Class A	4	77
Investor Aktiebolag - Class B	12	263
Kinnevik AB - Class B (a)	2	59
L E Lundbergforetagen AB - Class B	1	29
Lifco Ab (Publ) - Class B	1	36
Lundin Petroleum AB (b)	1	52
NIBE Industrier AB - Class B	10	123
Nordnet AB	1	17
Saab AB - Class B	1	16
Sandvik AB	7	170
Securitas AB - Class B	2	36
Sinch AB (publ) (a) (d)	3	66
Skandinaviska Enskilda Banken AB - Class A	11	154
Skanska AB - Class B	3	68
SSAB AB - Class A (a)	2	8
SSAB AB - Class B (a)	4	18
Svenska Cellulosa Aktiebolaget SCA - Class B	4	59
Svenska Handelsbanken AB - Class A	11	123
Swedbank AB - Class A	7	133
Swedish Match AB	11	96
Swedish Orphan Biovitrum AB (Publ) (a)	1	35
Tele2 AB - Class B (b)	3	50
Telefonaktiebolaget LM Ericsson - Class B (b)	18	206
Telia Co. AB	17	71
Trelleborg AB - Class B	2	35
		4,529
Ireland 0.9%
Accenture Public Limited Company - Class A	4	1,378
CRH Plc (a)	5	251
Flutter Entertainment Public Limited Company (a)	1	205
James Hardie Industries Public Limited Company - CDI (a)	3	110
Kerry Group Plc	1	146
Kingspan Group Plc	1	100
Medtronic Public Limited Company	9	1,142
Seagate Technology Holdings Public Limited Company (a)	1	113
Smurfit Kappa Funding Designated Activity Company (a)	2	96
		3,541
Hong Kong 0.8%
AIA Group Limited	82	945
ASM Pacific Technology Ltd.	2	26
Bank of East Asia Ltd.	11	18
Budweiser Brewing Company APAC Limited (d)	13	32
Chow Tai Fook Jewellery Group Limited	15	28
CK Asset Holdings Limited	13	78
CK Hutchison Holdings Limited	19	127
CK Infrastructure Holdings Limited	5	28
CLP Holdings Ltd.	11	111
Dairy Farm International Holdings Ltd. (a)	2	7
ESR Cayman Limited (a) (d)	7	21
Galaxy Entertainment Group Ltd. (a)	15	77
Hang Lung Properties Ltd.	14	33
Hang Seng Bank Ltd.	5	81
Henderson Land Development Co. Ltd.	9	36
HK Electric Investments Limited	16	16
HKT Trust	28	38
Hong Kong & China Gas Co. Ltd.	74	111
Hong Kong Exchanges & Clearing Ltd.	8	502
Jardine Matheson Holdings Ltd. (a)	2	95
JS Global Lifestyle Company Limited (d)	6	15
Link Real Estate Investment Trust	14	121
MTR Corp.	11	58
New World Development Company Limited	9	37
Power Assets Holdings Ltd.	9	56
Sands China Ltd. (a)	16	33

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Sino Land Co.	24	32
SJM Holdings Limited (a) (b)	12	8
Sun Hung Kai Properties Ltd.	10	131
Swire Pacific Limited - Class B	10	10
Swire Pacific Ltd. - Class A	3	16
Swire Properties Limited	8	20
Techtronic Industries Company Limited	11	226
WH Group Limited (d)	62	44
Wharf Real Estate Investment Company Limited	11	57
		3,274
Denmark 0.8%
A P Moller - Maersk A/S - Class A	—	54
A P Moller - Maersk A/S - Class B	—	108
Ambu A/S - Class B	1	35
Carlsberg A/S - Class B	1	111
Chr. Hansen Holding A/S (a)	1	60
Coloplast A/S - Class B	1	132
Danske Bank A/S	5	83
Demant A/S (a)	1	36
DSV Panalpina A/S	1	341
Genmab A/S (a)	—	196
GN Store Nord A/S	1	67
H Lundbeck A/S	—	8
Novo Nordisk A/S - Class B	11	1,065
Novozymes A/S - Class B	1	100
Orsted A/S (d)	1	168
Pandora A/S (a)	1	79
Rockwool International A/S - Class A	—	15
Rockwool International A/S - Class B	—	21
Tryg A/S	2	51
Vestas Wind Systems A/S	7	274
		3,004
Spain 0.7%
Acciona,S.A.	—	24
ACS, Actividades de Construccion y Servicios, S.A.	2	46
AENA, S.M.E., S.A. (a) (d)	—	82
Amadeus IT Group SA (d)	3	205
Banco Bilbao Vizcaya Argentaria, S.A.	45	298
Banco Santander, S.A.	117	424
CaixaBank, S.A.	30	92
Cellnex Telecom, S.A. (d)	4	223
Enagas SA	2	38
Endesa SA	2	45
Ferrovial, S.A.	3	95
Grifols, S.A.	2	54
Iberdrola, Sociedad Anonima	39	394
Industria de Diseno Textil, S.A.	8	281
MAPFRE, S.A.	7	15
Naturgy Energy Group SA (b)	2	58
Red Electrica Corporacion, S.A.	3	63
Repsol SA	10	129
Siemens Gamesa Renewable Energy, S.A.	2	42
Telefonica SA	36	166
		2,774
Italy 0.6%
A2A SpA	11	22
Amplifon S.p.A	1	27
Assicurazioni Generali SpA	8	178
Atlantia SpA (a)	3	65
Banca Mediolanum SpA	2	18
Banco BPM Societa' Per Azioni	10	32
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	15
Davide Campari-Milano S.p.A.	3	40
DiaSorin S.p.A.	—	33
Enel SpA	53	405
ENI SpA	17	227
Exor Nederland N.V.	1	62
Ferrari N.V.	1	181
Finecobank Banca Fineco SPA	4	74
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	1	13
Hera S.p.A.	5	22
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	2	25
Intesa Sanpaolo SpA	116	328
Leonardo S.p.A.	3	22
Mediobanca SpA	5	60
Moncler S.p.A.	1	80
Nexi S.p.A. (a)	2	44
Pirelli & C. S.p.A. (d)	3	17
Poste Italiane - Societa' Per Azioni (d)	3	43
Prysmian S.p.A.	2	68
Recordati Industria Chimica E Farmaceutica S.p.A.	1	44
Salvatore Ferragamo. S.p.A. (a) (b)	—	9
Snam Rete Gas SpA	15	84
Telecom Italia SpA	79	31
Terna – Rete Elettrica Nazionale S.p.A.	9	64
UniCredit S.p.A.	15	192
UnipolSai Assicurazioni S.p.A. (b)	3	9
		2,534
Finland 0.4%
Elisa Oyj	1	60
Fortum Oyj	3	88
Huhtamaki Oyj (b)	1	29
Kesko Oyj - Class A	1	20
Kesko Oyj - Class B	2	64
Kone Corporation	3	193
Konecranes Abp	—	17
Neste Oyj	3	168
Nokia Oyj (a)	37	201
Nokian Renkaat Oyj	1	31
Nordea Bank ABP (a) (b)	23	300
Orion Oyj - Class A	—	8
Orion Oyj - Class B	1	30
Outotec Oyj	4	41
Sampo Oyj - Class A	3	171
Stora Enso Oyj - Class R	4	68
UPM-Kymmene Oyj	4	134
Wartsila Oyj (b)	4	43
		1,666
Singapore 0.3%
Ascendas REIT	23	50
Capitaland Investment Limited (a)	17	42
CapitaMall Trust	33	49
City Developments Ltd.	4	18
ComfortDelgro Corp. Ltd.	14	15
DBS Group Holdings Ltd.	12	269
Flex Ltd. (a)	3	60
Genting Singapore Limited	41	22
Great Eastern Holdings Limited	1	9
Jardine Cycle & Carriage Ltd.	1	10
Keppel Corporation Limited	9	34
Keppel REIT Management Limited	13	10
Mapletree Commercial Trust Management Ltd. (d)	13	20
Mapletree North Asia Commercial Trust Management Ltd.	14	10
Olam International Limited	7	9
Oversea-Chinese Banking Corporation Limited	28	234
Sembcorp Industries Ltd	6	8
Singapore Airlines Ltd. (a)	9	32
Singapore Airport Terminal Services Ltd. (a)	4	14
Singapore Exchange Ltd.	6	44
Singapore Technologies Engineering Ltd.	10	29
Singapore Telecommunications Limited	47	85
Suntec Real Estate Investment Trust	16	16
United Overseas Bank Ltd.	10	198
UOL Group Ltd.	3	15
Venture Corp. Ltd.	2	25
Wilmar International Limited	19	60
		1,387
Belgium 0.3%
Ackermans	—	26
ageas SA/NV	1	65
Anheuser-Busch InBev	6	326
Colruyt SA	—	19
Elia Group	—	23

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Groupe Bruxelles Lambert SA	1	86
KBC Groep NV	2	206
Proximus	1	21
Sofina	—	39
Solvay SA	1	62
Telenet Group Holding	—	12
UCB SA	1	99
Umicore	1	79
		1,063
Norway 0.2%
Aker ASA	1	24
Aker ASA	—	13
DNB ASA (a)	6	141
Equinor ASA	7	186
Gjensidige Forsikring ASA	1	31
Kongsberg Gruppen ASA	1	17
Leroy Seafood Group ASA	2	16
Mowi ASA	3	82
Norsk Hydro ASA	9	68
Orkla ASA	6	51
SalMar ASA	—	24
Schibsted ASA - Class A	—	21
Schibsted ASA - Class B	1	26
Storebrand ASA	3	30
Subsea 7 S.A. (a)	2	13
Telenor ASA	5	77
Yara International ASA	1	60
		880
Israel 0.1%
Azrieli Group Ltd.	—	22
Bank Hapoalim BM	7	63
Bank Leumi Le-Israel BM	10	84
Bezeq Israeli Telecommunication Corp. Ltd.	14	16
Elbit Systems Ltd.	—	24
Israel Chemicals Ltd.	5	38
Israel Discount Bank Ltd.	8	41
Mizrahi Tefahot Bank Ltd.	1	31
Nice Ltd. (a)	—	127
Playtika Holding Corp. (a)	1	15
Teva Pharmaceutical Industries Ltd (a)	8	74
		535
Argentina 0.1%
MercadoLibre S.R.L (a)	—	519
Poland 0.1%
"Dino Polska" Spolka Akcyjna (a) (d)	—	26
Allegro.eu SA (a) (d)	2	35
Bank Pekao SA	1	29
CD Projekt SA	—	22
Cyfrowy Polsat S.A.	2	16
KGHM Polska Miedz SA	1	34
LPP SA	—	30
PGE Polska Grupa Energetyczna S.A. (a)	5	11
Polski Koncern Naftowy Orlen S.A.	2	38
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	10	17
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (a)	6	58
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	33
Santander Bank Polska SA (a)	—	16
		365
New Zealand 0.1%
a2 Milk Co. Ltd. (a) (b)	6	25
Auckland International Airport Limited (a)	9	48
Contact Energy Limited	5	30
Fisher & Paykel Healthcare Corp.	4	90
Fletcher Building Ltd.	6	28
Mercury NZ Limited	4	20
Meridian Energy Limited	9	31
Ryman Healthcare Ltd.	3	30
Spark New Zealand Ltd.	14	45
		347
Austria 0.1%
Andritz AG	—	27
BAWAG Group AG (d)	—	30
Erste Group Bank AG	2	87
EVN AG	—	10
OMV AG	1	58
Osterreichische Post Aktiengesellschaft (b)	—	9
Raiffeisen Bank International AG	1	23
Telekom Austria Aktiengesellschaft	1	8
Verbund AG	1	51
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	10
Voestalpine AG	1	27
		340
Luxembourg 0.1%
ArcelorMittal	5	138
Eurofins Scientific SE	1	102
Millicom International Cellular SA - SDR (a)	1	25
RTL Group SA (a)	—	15
Tenaris SA	3	36
		316
Portugal 0.1%
EDP Renovaveis, S.A.	2	41
Energias de Portugal SA	20	103
Galp Energia, SGPS, S.A.	3	37
Jeronimo Martins, SGPS, S.A.	2	36
		217
Bermuda 0.0%
Arch Capital Group Ltd. (a)	3	108
Everest Re Group, Ltd.	—	70
		178
Jersey 0.0%
Clarivate PLC (a)	2	52
Chile 0.0%
Antofagasta PLC	2	43
Russian Federation 0.0%
Polymetal International PLC	2	32
Cayman Islands 0.0%
Herbalife Nutrition Ltd. (a)	1	25
United Arab Emirates 0.0%
Mediclinic International PLC (a)	3	14
NMC Health PLC (e)	1	—
Macau 0.0%
MGM China Holdings Limited (a) (b)	6	3
Wynn Macau, Limited (a) (b)	10	9
		12
Mexico 0.0%
Fresnillo PLC	1	11
China 0.0%
China Evergrande New Energy Vehicle Group Limited (a) (b)	15	6
Total Common Stocks (cost $264,079)		390,765
PREFERRED STOCKS 0.7%
Switzerland 0.5%
Lindt & Spruengli AG	—	78
Roche Holding AG	5	1,748
Schindler Holding AG (a)	—	74
		1,900
Germany 0.2%
Bayerische Motoren Werke AG	—	27
Henkel AG & Co. KGaA (f)	1	113
Porsche Automobil Holding SE (f)	1	101
Sartorius AG	—	107
Volkswagen AG (f)	1	276
		624
Spain 0.0%
Grifols, S.A.	2	26
Italy 0.0%
Telecom Italia SpA	39	16
Total Preferred Stocks (cost $1,882)		2,566

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.0%
JNL Government Money Market Fund, 0.01% (c) (g)	4,026	4,026
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.01% (c) (g)	1,982	1,982
Total Short Term Investments (cost $6,008)		6,008
Total Investments 100.2% (cost $271,969)		399,339
Other Derivative Instruments (0.0)%		(66)
Other Assets and Liabilities, Net (0.2)%		(654)
Total Net Assets 100.0%		398,619

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Mellon World Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc.	—	12	12	—	—	—	—	—
Prudential Public Limited Company	339	—	20	3	(1)	31	349	0.1
The Bank of New York Mellon Corporation	240	—	7	5	(2)	53	284	0.1
	579	12	39	8	(3)	84	633	0.2

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	06/18/21	22	26	—
Adevinta ASA - Class B	08/31/20	33	30	—
Adyen B.V.	02/28/19	334	572	0.2
AENA, S.M.E., S.A.	09/22/17	88	82	—
Allegro.eu SA	06/18/21	38	35	—
Amadeus IT Group SA	09/22/17	206	205	0.1
Amundi	11/30/17	38	36	—
BAWAG Group AG	04/23/21	24	30	—
Budweiser Brewing Company APAC Limited	10/15/19	48	32	—
Cellnex Telecom, S.A.	05/28/19	152	223	0.1
Convatec Group PLC	04/23/21	31	32	—
Covestro AG	09/22/17	116	84	—
Delivery Hero SE	05/31/18	96	162	—
EQT AB	05/29/20	24	62	—
ESR Cayman Limited	11/30/20	21	21	—
Evolution Gaming Group AB (publ)	05/29/20	90	182	0.1
GrandVision	04/23/21	13	13	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/29/20	24	25	—
JS Global Lifestyle Company Limited	04/23/21	19	15	—
Mapletree Commercial Trust Management Ltd.	11/26/19	23	20	—
Orsted A/S	09/22/17	71	168	0.1
Pirelli & C. S.p.A.	04/23/21	18	17	—
Poste Italiane - Societa' Per Azioni	09/22/17	23	43	—
Siemens Healthineers AG	06/18/21	107	117	—
Sinch AB (publ)	06/18/21	56	66	—
TE Connectivity Ltd.	09/22/17	182	302	0.1
TUI AG - Class N	04/23/21	30	24	—
WH Group Limited	09/21/17	64	44	—
Worldline	09/22/17	101	122	—
Zalando SE	09/22/17	108	141	—
		2,200	2,931	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	15	December 2021	EUR	622	(3)	(17)
FTSE 100 Index	3	December 2021	GBP	210	—	3
S&P 500 Index	16	December 2021		3,559	(41)	(121)
S&P/ASX 200 Index	2	December 2021	AUD	366	4	(1)
S&P/TSX 60 Index	1	December 2021	CAD	245	(1)	(5)
TOPIX Index	3	December 2021	JPY	61,306	(2)	(3)
					(43)	(144)

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	12/15/21	AUD	264	191	(4)
AUD/USD	BMO	12/15/21	AUD	184	133	—
AUD/USD	HSB	12/15/21	AUD	185	134	(2)
CAD/USD	CIT	12/15/21	CAD	51	40	—
CAD/USD	UBS	12/15/21	CAD	246	194	—
EUR/USD	BCL	12/15/21	EUR	85	98	(2)
EUR/USD	BOA	12/15/21	EUR	673	782	(16)
EUR/USD	CBA	12/15/21	EUR	42	48	—
GBP/USD	CIT	12/15/21	GBP	119	160	(3)
JPY/USD	UBS	12/15/21	JPY	68,000	611	(6)
USD/AUD	BMO	12/15/21	AUD	(179)	(130)	—
USD/AUD	BOA	12/15/21	AUD	(183)	(132)	1
USD/AUD	UBS	12/15/21	AUD	(185)	(134)	2
USD/CAD	BOA	12/15/21	CAD	(245)	(193)	—
USD/EUR	BOA	12/15/21	EUR	(41)	(47)	1
USD/EUR	CIT	12/15/21	EUR	(84)	(97)	2
USD/EUR	HSB	12/15/21	EUR	(123)	(143)	1
USD/EUR	UBS	12/15/21	EUR	(124)	(144)	2
USD/JPY	CBA	12/15/21	JPY	(20,335)	(183)	1
					1,188	(23)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	274,094	116,651	20	390,765
Preferred Stocks	2,566	—	—	2,566
Short Term Investments	6,008	—	—	6,008
	282,668	116,651	20	399,339
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3	—	—	3
Open Forward Foreign Currency Contracts	—	10	—	10
	3	10	—	13
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(147)	—	—	(147)
Open Forward Foreign Currency Contracts	—	(33)	—	(33)
	(147)	(33)	—	(180)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.8%
Financials 21.2%
American International Group, Inc.	243	13,345
Annaly Capital Management, Inc.	517	4,350
Apollo Global Management, Inc. - Class A (a)	241	14,843
Arthur J Gallagher & Co.	178	26,403
Assurant, Inc.	114	18,025
Athene Holding Ltd - Class A (b) (c)	226	15,593
Cboe Global Markets, Inc.	105	12,975
Cincinnati Financial Corporation	101	11,537
Comerica Inc.	170	13,715
Discover Financial Services	145	17,790
East West Bancorp, Inc.	145	11,219
Element Fleet Management Corp.	845	8,527
Equitable Holdings, Inc.	611	18,118
Everest Re Group, Ltd.	65	16,225
Hanover Insurance Group Inc.	74	9,532
Invesco Ltd.	343	8,266
KeyCorp	765	16,531
Northern Trust Corp.	141	15,204
Prosperity Bancshares Inc.	157	11,137
Raymond James Financial Inc.	207	19,137
Reinsurance Group of America, Incorporated	100	11,174
Signature Bank	57	15,526
SLM Corporation	994	17,490
State Street Corporation	142	12,056
SVB Financial Group (c)	27	17,475
The Hartford Financial Services Group, Inc.	385	27,070
Umpqua Holdings Corp.	556	11,264
Willis Towers Watson Public Limited Company	64	14,813
Wintrust Financial Corporation	114	9,171
Zions Bancorp	306	18,956
		437,467
Industrials 15.1%
Alaska Air Group, Inc.	168	9,873
Armstrong World Industries, Inc.	84	8,000
Delta Air Lines, Inc. (c)	151	6,452
Eaton Corporation Public Limited Company	167	24,894
Fortune Brands Home & Security, Inc.	147	13,147
Howmet Aerospace Inc.	307	9,587
Ingersoll Rand Inc. (c)	302	15,248
ITT Industries Holdings, Inc.	129	11,075
Johnson Controls International Public Limited Company	401	27,286
Knight-Swift Transportation Holdings Inc. - Class A	209	10,670
L3Harris Technologies, Inc.	99	21,776
Masco Corporation	273	15,189
Owens Corning Inc.	152	12,996
PACCAR Inc.	213	16,806
Quanta Services, Inc.	141	16,039
Regal-Beloit Corp.	115	17,339
Republic Services Inc.	144	17,274
Sensata Technologies Holding PLC (c)	250	13,679
Stanley Black & Decker, Inc.	117	20,525
Univar Solutions Inc. (c)	434	10,332
Wabtec Corp.	154	13,260
		311,447
Information Technology 10.1%
Amdocs Limited	231	17,457
Corning Incorporated	396	14,462
Global Payments Inc.	86	13,588
KBR, Inc.	607	23,922
Leidos Holdings Inc.	149	14,361
Marvell Technology, Inc.	348	20,964
McAfee Corp. - Class A	301	6,648
Motorola Solutions Inc.	82	19,096
NXP Semiconductors N.V.	95	18,680
On Semiconductor Corporation (c)	305	13,975
TE Connectivity Ltd. (d)	97	13,242
Verint Systems Inc. (c)	150	6,702
Zebra Technologies Corp. - Class A (c)	49	25,305
		208,402
Consumer Discretionary 9.4%
Aramark	310	10,186
Brunswick Corp.	139	13,265
Dollar Tree Inc. (c)	138	13,257
Grand Canyon Education, Inc. (c)	126	11,093
Lear Corporation	117	18,382
LKQ Corporation (c)	482	24,253
Mattel, Inc. (c)	509	9,454
Newell Brands Inc.	456	10,104
Polaris Industries Inc.	55	6,532
PVH Corp. (c)	94	9,633
Skechers U.S.A. Inc. - Class A (c)	276	11,624
The Wendy's Company	740	16,038
Toll Brothers Inc.	364	20,140
Urban Outfitters Inc. (c)	282	8,367
Wyndham Hotels & Resorts, Inc.	138	10,669
		192,997
Materials 8.8%
Ashland Global Holdings Inc.	148	13,229
Axalta Coating Systems Ltd. (c)	551	16,085
Berry Global Group, Inc. (c)	250	15,213
Celanese Corp. - Class A	107	16,127
Corteva, Inc.	372	15,656
Crown Holdings Inc.	117	11,815
DuPont de Nemours, Inc.	213	14,507
Eastman Chemical Co.	217	21,820
FMC Corporation	74	6,733
Graphic Packaging Holding Company	784	14,931
Reynolds Consumer Products LLC	261	7,148
Vulcan Materials Co.	73	12,313
Westrock Company, Inc.	298	14,843
		180,420
Health Care 8.0%
AmerisourceBergen Corporation	109	13,049
Dentsply Sirona Inc.	223	12,960
Hologic Inc. (c)	133	9,795
Icon Public Limited Company (c)	61	15,938
Laboratory Corporation of America Holdings (c)	59	16,599
Organon & Co.	286	9,370
PerkinElmer Inc.	106	18,335
Premier Healthcare Solutions, Inc. - Class A	172	6,662
Quest Diagnostics Incorporated	102	14,807
Syneos Health, Inc. - Class A (c)	66	5,817
Universal Health Services Inc. - Class B	117	16,141
Viatris, Inc.	483	6,545
Zimmer Biomet Holdings, Inc.	124	18,200
		164,218
Utilities 7.4%
Ameren Corporation	155	12,516
Atmos Energy Corporation	72	6,343
CenterPoint Energy, Inc.	568	13,968
CMS Energy Corp.	266	15,859
Edison International	171	9,508
Eversource Energy	196	15,984
Pacific Gas And Electric Company (c)	1,748	16,778
Pinnacle West Capital Corp.	203	14,664
Public Service Enterprise Group Inc.	303	18,472
Sempra Energy	108	13,618
The AES Corporation	649	14,819
		152,529
Real Estate 7.0%
Boston Properties Inc.	60	6,463
Brixmor Property Group Inc.	565	12,494
Host Hotels & Resorts, Inc. (c)	686	11,199
Life Storage Inc.	233	26,742
Medical Properties Trust, Inc.	180	3,615
Mid-America Apartment Communities, Inc.	114	21,221
Spirit Realty Capital, Inc.	175	8,044
STAG Industrial, Inc.	175	6,860
Sun Communities Inc.	103	19,129
VICI Properties Inc.	578	16,421
W.P. Carey Inc.	173	12,599
		144,787

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Energy 5.2%
Cabot Oil & Gas Corp.	427	9,287
Devon Energy Corporation	419	14,867
Diamondback Energy, Inc.	144	13,674
Equitrans Midstream Corp.	287	2,913
Halliburton Company	326	7,040
Hess Corporation	175	13,691
Pioneer Natural Resources Co.	101	16,850
Plains GP Holdings, L.P. - Class A	910	9,807
Targa Resources Corp.	209	10,279
Valero Energy Corporation	133	9,354
		107,762
Consumer Staples 4.5%
Albertsons Companies, Inc. - Class A (a)	480	14,957
Archer-Daniels-Midland Company	196	11,764
Coca-Cola European Partners PLC (c)	231	12,781
Energizer Holdings, Inc.	211	8,222
Ingredion Inc.	107	9,523
JM Smucker Co.	93	11,194
Kellogg Co.	216	13,838
Performance Food Group, Inc. (c)	105	4,862
The Kroger Co.	156	6,318
		93,459
Communication Services 2.1%
Altice USA, Inc. - Class A (c)	209	4,331
Discovery, Inc. - Series C (c)	377	9,155
Electronic Arts Inc.	88	12,474
Liberty Broadband Corp. - Series C (c)	95	16,396
		42,356
Total Common Stocks (cost $1,544,297)		2,035,844
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.3%
JNL Government Money Market Fund, 0.01% (b) (e)	26,504	26,504
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.01% (b) (e)	10,281	10,281
Total Short Term Investments (cost $36,785)		36,785
Total Investments 100.6% (cost $1,581,082)		2,072,629
Other Assets and Liabilities, Net (0.6)%		(12,604)
Total Net Assets 100.0%		2,060,025

(a) All or a portion of the security was on loan as of September 30, 2021.

(b) Investment in affiliate.

(c) Non-income producing security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/MFS Mid Cap Value Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd - Class A	10,219	—	611	—	69	5,916	15,593	0.8

JNL/MFS Mid Cap Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/09/17	8,771	13,242	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	2,035,844	—	—	2,035,844
Short Term Investments	36,785	—	—	36,785
	2,072,629	—	—	2,072,629

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 92.1%
Financials 83.1%
3i Group plc	18	317
Ackermans	1	85
Alaris Royalty Corp.	—	4
Apollo Global Management, Inc. - Class A (a)	5	325
Ares Management Corporation - Class A	2	156
Aurelius Equity Opportunities SE and Co. KGaA	3	86
Chrysalis Investments Limited (b)	5	19
Creades AB (publ) - Class A	—	3
Deutsche Beteiligungs AG	2	64
Draper Esprit PLC (b)	1	18
EQT AB (c)	9	395
Eurazeo SA	1	119
Exor Nederland N.V.	4	315
Gimv	1	76
Hamilton Lane Inc. - Class A (b)	1	93
Intermediate Capital Group PLC	10	273
IP Group PLC (b)	24	46
JAFCO Co., Ltd.	1	90
K.K.R. Co., Inc. - Class A	11	649
Kinnevik AB - Class B (b)	5	169
Mutares SE & Co. KGaA	1	38
ONEX Corporation (b)	—	3
ONEX Corporation	3	206
Partners Group Holding AG	—	605
Ratos AB - Class B	14	81
Safeguard Scientifics Inc. (b)	1	5
SBI Holdings Inc.	7	164
Sofina	—	69
Stepstone Group Inc. - Class A (b)	2	73
T. Rowe Price Group, Inc. (b)	3	585
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	3	36
The Blackstone Group Inc. - Class A	6	694
The Carlyle Group, Inc. (b)	4	165
Tikehau Capital	—	10
VNV Global AB (publ) (b)	1	6
Wendel SA	1	128
		6,170
Industrials 5.0%
INDUS Holding Aktiengesellschaft	2	72
Investmentaktiebolaget Latour - Class B	4	132
Macquarie Infrastructure Corporation (b)	3	125
Volati AB (a)	3	41
		370
Utilities 3.1%
Brookfield Renewable Partners L.P.	4	130
Encavis AG	6	100
		230
Health Care 0.9%
Puretech Health PLC (b)	13	63
Consumer Discretionary 0.0%
BEENOS Inc.	—	3
Communication Services 0.0%
Frontier Digital Ventures Ltd (b)	1	1
Total Common Stocks (cost $6,653)		6,837
INVESTMENT COMPANIES 6.9%
3I Infrastructure PLC	23	92
Baillie Gifford Shin Nippon Public Limited Company	6	19
Caledonia Investments PLC	1	53
Greencoat UK Wind PLC	59	104
HBM Healthcare Investments AG	—	7
HgCapital Trust PLC	25	130
NB Private Equity Partners Limited	2	54
RIT Capital Partners PLC	2	57
Total Investment Companies (cost $518)		516
RIGHTS 0.0%
Mutares SE & Co. KGaA (b) (d)	1	2
Total Rights (cost $0)		2
SHORT TERM INVESTMENTS 7.6%
Securities Lending Collateral 4.7%
JNL Securities Lending Collateral Fund, 0.01% (e) (f)	344	344
Investment Companies 2.9%
JNL Government Money Market Fund, 0.01% (e) (f)	217	217
Total Short Term Investments (cost $561)		561
Total Investments 106.6% (cost $7,732)		7,916
Other Assets and Liabilities, Net (6.6)%		(490)
Total Net Assets 100.0%		7,426
(a) All or a portion of the security was on loan as of September 30, 2021.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
EQT AB	04/26/21	367	395	5.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	2,958	3,212	—	6,170
Industrials	125	245	—	370
Utilities	130	100	—	230
Health Care	—	63	—	63

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund (continued)
Consumer Discretionary	—	3	—	3
Communication Services	—	1	—	1
Investment Companies	516	—	—	516
Rights	—	2	—	2
Short Term Investments	561	—	—	561
	4,290	3,626	—	7,916

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.6%
Information Technology 25.2%
Aspen Technology, Inc. (a)	194	23,789
Blackbaud, Inc. (a)	359	25,232
Guidewire Software, Inc. (a)	218	25,967
Intel Corporation (a)	474	25,236
KLA-Tencor Corp. (a)	39	13,129
Lam Research Corp. (a)	23	12,892
Microchip Technology Incorporated (a)	86	13,148
Microsoft Corporation (a)	92	26,006
Salesforce.Com, Inc. (a)	103	27,880
ServiceNow, Inc. (a)	24	14,872
The Western Union Company	1,159	23,440
Tyler Technologies Inc. (a)	56	25,725
		257,316
Health Care 19.4%
Biogen Inc. (a)	74	20,987
Bristol-Myers Squibb Company	394	23,324
Cerner Corp. (a)	161	11,333
Gilead Sciences, Inc. (a)	371	25,945
Medtronic Public Limited Company	200	25,033
Merck & Co., Inc.	341	25,643
Pfizer Inc.	327	14,062
Thermo Fisher Scientific Inc.	26	14,802
Veeva Systems Inc. - Class A (a)	43	12,314
Zimmer Biomet Holdings, Inc.	169	24,695
		198,138
Industrials 13.6%
C.H. Robinson Worldwide, Inc. (a)	148	12,905
Emerson Electric Co.	127	11,992
Equifax Inc.	48	12,156
General Dynamics Corporation	68	13,243
Lockheed Martin Corporation	71	24,384
Masco Corporation	220	12,203
Raytheon BBN Technologies Corp.	158	13,590
Roper Technologies, Inc.	27	12,155
The Boeing Company (a)	116	25,599
		138,227
Consumer Staples 12.2%
Altria Group, Inc.	532	24,203
Campbell Soup Company	307	12,847
Constellation Brands, Inc. - Class A	116	24,422
Kellogg Co.	404	25,815
Philip Morris International Inc.	257	24,377
The Coca-Cola Company	232	12,171
		123,835
Financials 6.5%
Berkshire Hathaway Inc. - Class B (a)	93	25,459
Intercontinental Exchange, Inc.	110	12,673
Wells Fargo & Company	607	28,176
		66,308
Communication Services 6.2%
Alphabet Inc. - Class A (a)	10	26,305
Comcast Corporation - Class A (a)	222	12,402
Facebook, Inc. - Class A (a)	73	24,903
		63,610
Consumer Discretionary 6.1%
Amazon.com, Inc. (a)	7	24,152
McDonald's Corporation	54	13,035
Polaris Industries Inc.	212	25,364
		62,551
Materials 5.1%
Compass Minerals International, Inc.	417	26,829
Corteva, Inc.	596	25,083
		51,912
Energy 2.9%
Cheniere Energy, Inc.	298	29,122
Utilities 2.4%
Dominion Energy, Inc.	336	24,502
Total Common Stocks (cost $897,107)		1,015,521
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (b) (c)	3,235	3,235
Total Short Term Investments (cost $3,235)		3,235
Total Investments 99.9% (cost $900,342)		1,018,756
Other Derivative Instruments (0.0)%		(61)
Other Assets and Liabilities, Net 0.1%		764
Total Net Assets 100.0%		1,019,459

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Morningstar Wide Moat Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	11,312	750	13,592	167	1,968	(438)	—	—

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	23	December 2021	5,065	(62)	(122)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	1,015,521	—	—	1,015,521
Short Term Investments	3,235	—	—	3,235
	1,018,756	—	—	1,018,756
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(122)	—	—	(122)
	(122)	—	—	(122)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
GOVERNMENT AND AGENCY OBLIGATIONS 21.1%
U.S. Government Agency Obligations 21.1%
Federal Farm Credit Banks Consolidated Systemwide Bonds
2.80%, 12/17/21 (a)	625	629
Federal Farm Credit Banks Funding Corporation
0.15%, 05/16/22 (a)	500	500
Federal Home Loan Bank of New York
0.07%, 08/25/22 (a)	985	984
Federal Home Loan Mortgage Corporation
2.13%, 02/28/22 (a)	1,000	1,008
Federal National Mortgage Association, Inc.
2.00%, 01/05/22 (a)	380	382
2.13%, 02/28/22 (a)	1,425	1,437
Total Government And Agency Obligations (cost $4,941)		4,940
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.3%
Verizon Owner Trust
Series 2019-A1B-C, 0.51%, (1 Month USD LIBOR + 0.42%), 11/21/22 (b)	300	301
Total Non-U.S. Government Agency Asset-Backed Securities (cost $300)		301
CORPORATE BONDS AND NOTES 0.9%
Energy 0.9%
Chevron Corporation
0.60%, (3 Month USD LIBOR + 0.48%), 03/03/22 (b)	200	200
Total Corporate Bonds And Notes (cost $200)		200
SHORT TERM INVESTMENTS 75.2%
U.S. Treasury Bill 47.7%
Treasury, United States Department of
0.05%, 11/04/21 (c)	2,275	2,275
0.04%, 11/16/21 (c)	2,450	2,450
0.05%, 12/16/21 (c)	2,500	2,500
0.05%, 01/27/22 (c)	2,310	2,310
0.00%, 02/10/22 (c)	1,600	1,600
		11,135
Investment Companies 27.5%
JNL Government Money Market Fund, 0.01% (d) (e)	6,438	6,438
Total Short Term Investments (cost $17,573)		17,573
Total Investments 98.5% (cost $23,014)		23,014
Other Derivative Instruments 0.6%		130
Other Assets and Liabilities, Net 0.9%		217
Total Net Assets 100.0%		23,361

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The coupon rate represents the yield to maturity.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	11	March 2022	788	—	(6)
Brent Crude	21	January 2022	1,395	2	202
Cattle Feeder	4	January 2022	316	(5)	(7)
Cocoa	14	March 2022	364	9	11
Coffee C	3	March 2022	206	1	15
Copper	10	March 2022	1,070	(28)	(52)
Corn	58	March 2022	1,568	(7)	11
Cotton No. 2	14	March 2022	647	22	80
Crude Oil, WTI	17	March 2022	1,084	3	157
Gasoline, RBOB	17	March 2022	1,351	12	179
Gold, 100 Oz.	11	April 2022	1,934	37	2
KC HRW Wheat	24	March 2022	874	23	13
Lead	23	March 2022	1,268	—	(69)
Lean Hogs	17	April 2022	551	5	54
Live Cattle	10	May 2022	544	(7)	(9)
Low Sulfur Gasoil	16	March 2022	898	10	155
Natural Gas	18	March 2022	686	63	307
New York Harbor ULSD	19	March 2022	1,576	22	246
Nickel	7	March 2022	811	—	(58)
Palladium	1	December 2021	228	7	(38)
Platinum	20	January 2022	1,025	15	(62)
Silver	6	March 2022	684	17	(22)
Soybean	12	March 2022	781	(16)	(18)
Soybean Meal	27	March 2022	946	(33)	(46)
Soybean Oil	9	March 2022	312	3	2
Sugar No. 11	15	May 2022	341	10	1
Wheat	24	March 2022	894	17	(10)
Zinc	17	March 2022	1,308	—	(39)
				182	999

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Government And Agency Obligations	—	4,940	—	4,940
Non-U.S. Government Agency Asset-Backed Securities	—	301	—	301
Corporate Bonds And Notes	—	200	—	200
Short Term Investments	6,438	11,135	—	17,573
	6,438	16,576	—	23,014
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,435	—	—	1,435
	1,435	—	—	1,435
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(436)	—	—	(436)
	(436)	—	—	(436)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 38.8%
Mortgage-Backed Securities 17.8%
Federal National Mortgage Association, Inc.
TBA, 2.00%, 10/15/51 (a)	12,085	12,116
TBA, 2.50%, 10/15/51 (a)	64,175	66,173
TBA, 3.00%, 10/15/51 (a)	44,895	46,984
Government National Mortgage Association
TBA, 2.50%, 10/15/51 (a)	19,365	19,991
TBA, 3.00%, 10/15/51 (a)	8,665	9,054
		154,318
U.S. Treasury Note 7.1%
Treasury, United States Department of
0.50%, 03/31/25	5,000	4,973
1.63%, 02/15/26 - 05/15/31	14,440	14,716
0.88%, 06/30/26	12,315	12,271
1.25%, 03/31/28	11,800	11,804
2.88%, 08/15/28	9,120	10,078
0.63%, 05/15/30	8,355	7,800
		61,642
U.S. Treasury Bond 6.1%
Treasury, United States Department of
1.13%, 05/15/40	2,500	2,161
2.75%, 08/15/42	7,315	8,231
3.13%, 02/15/43	8,390	9,996
2.25%, 08/15/46	2,615	2,701
2.00%, 02/15/50	1,920	1,886
1.25%, 05/15/50	2,000	1,637
1.88%, 02/15/51	27,185	25,936
		52,548
Collateralized Mortgage Obligations 4.2%
Federal Home Loan Mortgage Corporation
Interest Only, Series 2021-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	1,915
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	911
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,725	2,576
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	468
Series 2017-M2-DNA2, REMIC, 3.54%, (1 Month USD LIBOR + 3.45%), 10/25/29 (b)	1,960	2,031
Series 2017-M2-DNA3, REMIC, 2.59%, (1 Month USD LIBOR + 2.50%), 03/25/30 (b)	5,672	5,805
Series 2018-M2-HQA1, REMIC, 2.39%, (1 Month USD LIBOR + 2.30%), 09/25/30 (b)	2,163	2,191
Interest Only, Series SP-4150, REMIC, 6.07%, (6.15% - (1 Month USD LIBOR * 1)), 01/15/43 (b)	2,123	399
Interest Only, Series SA-4456, REMIC, 6.07%, (6.15% - (1 Month USD LIBOR * 1)), 03/15/45 (b)	1,457	261
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	2,762	503
Federal National Mortgage Association, Inc.
Interest Only, Series C26-413, 4.00%, 07/01/42	2,916	441
Interest Only, Series C24-418, 4.00%, 08/01/43	2,258	367
Series 2017-1M2-C03, REMIC, 3.09%, (1 Month USD LIBOR + 3.00%), 10/25/29 (b)	3,917	4,023
Series 2017-2M2-C06, REMIC, 2.89%, (1 Month USD LIBOR + 2.80%), 02/25/30 (b)	3,898	3,982
Series 2017-1M2-C07, REMIC, 2.49%, (1 Month USD LIBOR + 2.40%), 05/28/30 (b)	628	637
Series 2018-1M2-C01, REMIC, 2.34%, (1 Month USD LIBOR + 2.25%), 07/25/30 (b)	2,230	2,257
Series 2018-2M2-C02, REMIC, 2.29%, (1 Month USD LIBOR + 2.20%), 08/26/30 (b)	1,353	1,369
Series 2018-1M2-C05, REMIC, 2.44%, (1 Month USD LIBOR + 2.35%), 01/27/31 (b)	2,999	3,045
Interest Only, Series 2019-DS-49, REMIC, 6.06%, (6.15% - (1 Month USD LIBOR * 1)), 06/25/43 (b)	2,380	504
Interest Only, Series 2013-SY-72, REMIC, 6.07%, (6.15% - (1 Month USD LIBOR * 1)), 07/25/43 (b)	2,700	536
Interest Only, Series 2018-ST-18, REMIC, 6.01%, (6.10% - (1 Month USD LIBOR * 1)), 12/25/44 (b)	2,913	483
Interest Only, Series 2016-HS-31, REMIC, 5.91%, (6.00% - (1 Month USD LIBOR * 1)), 06/25/46 (b)	1,938	345
Interest Only, Series 2016-SA-62, REMIC, 5.91%, (6.00% - (1 Month USD LIBOR * 1)), 09/25/46 (b)	2,647	590
Government National Mortgage Association
Interest Only, Series 2017-KS-112, REMIC, 6.11%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/47 (b)	2,584	495
Interest Only, Series 2021-DI-30, REMIC, 2.50%, 02/20/51	5,990	770
		36,904
Sovereign 3.6%
Angola, Government of
9.38%, 05/08/48 (c)	1,400	1,442
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (c)	1,580	1,600
Costa Rica Reps
7.00%, 04/04/44 (c)	240	238
Dominican Republic International Bond
6.85%, 01/27/45 (c)	1,085	1,215
Ghana, Government of
7.75%, 04/07/29 (c)	450	428
10.75%, 10/14/30 (c)	905	1,096
Gobierno de la Republica del Ecuador
5.00%, 07/31/30 (c) (d)	285	240
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31 - 11/23/34, MXN	49,940	2,478
Government of the Sultanate of Oman
6.75%, 01/17/48 (c)	420	415
7.00%, 01/25/51 (c)	795	807
Kingdom of Bahrain
5.45%, 09/16/32 (c)	180	179
Ministerul Finantelor Publice
5.13%, 06/15/48 (c)	290	344
Ministry of Finance of the Russian Federation
6.90%, 07/23/31, RUB	115,791	1,546
7.25%, 05/10/34, RUB	60,063	817
Nigeria, Federal Government of
7.88%, 02/16/32 (c)	660	687
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (c)	630	660
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (e) (f) (g) (h)	477	25
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (c) (d)	389	388
6.13%, 06/15/33 (c)	730	771
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25 - 01/01/29, BRL	8,000	1,420
Presidencia de la República de Colombia
3.00%, 01/30/30	300	284
7.00%, 06/30/32, COP	7,951,400	1,977
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c)	135	104
Presidencia de la Republica Dominicana
5.88%, 01/30/60 (c)	125	122
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (e) (f) (g) (h)	1,719	176
Senegal, Government of
6.25%, 05/23/33 (c)	240	251
Sharjah, Government of
4.00%, 07/28/50 (c)	305	271
South Africa, Parliament of
8.00%, 01/31/30, ZAR	22,551	1,392
8.50%, 01/31/37, ZAR	8,324	463
5.65%, 09/27/47	1,060	1,008
The Arab Republic of Egypt
8.50%, 01/31/47 (c)	1,010	977
7.50%, 02/16/61 (c)	1,075	943

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
The Democratic Socialist Republic of Sri Lanka
7.85%, 03/14/29 (c)	70	43
The Government of the Republic of Armenia
3.60%, 02/02/31 (c)	230	217
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	13,696,000	968
6.50%, 02/15/31, IDR	31,714,000	2,231
5.25%, 01/17/42 (c)	300	364
Turkiye Cumhuriyeti Basbakanlik
12.60%, 10/01/25, TRY	4,016	384
11.70%, 11/13/30, TRY	15,808	1,290
5.95%, 01/15/31	185	175
5.88%, 06/26/31	475	447
		30,883
Total Government And Agency Obligations (cost $338,439)		336,295
CORPORATE BONDS AND NOTES 36.1%
Financials 7.1%
1MDB Global Investments Limited
4.40%, 03/09/23 (h)	1,000	1,005
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28 (h)	745	809
Akbank T.A.S
6.80%, 02/06/26 (c)	360	375
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	1,305	1,354
Ally Financial Inc.
4.70%, (100, 05/15/28) (i)	830	865
American Express Company
3.55%, (100, 09/15/26) (i)	540	549
AmWINS Group, Inc.
4.88%, 06/30/29 (c)	685	695
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	645	656
5.63%, 01/15/29 (c)	1,520	1,530
Avis Budget Car Rental LLC
4.75%, 01/30/26, EUR (h)	130	154
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (i) (j)	200	218
Banco de Bogotá S.A.
6.25%, 05/12/26 (c)	375	410
Banco do Brasil S.A
6.25%, (100, 04/15/24) (h) (i) (j)	550	549
9.00%, (100, 06/18/24) (c) (i)	310	343
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (c) (i)	60	64
Banco Santander, S.A.
7.50%, (100, 02/08/24) (h) (i) (j)	800	875
Bangkok Bank Public Company Limited
3.73%, 09/25/34 (c)	305	311
Bank of America Corporation
5.13%, (100, 06/20/24) (i)	56	59
5.88%, (100, 03/15/28) (i)	330	377
6.25%, (100, 09/05/24) (i)	467	516
Banque Ouest Africaine De Developpement
4.70%, 10/22/31 (c)	230	252
Barclays PLC
4.38%, (100, 03/15/28) (i) (j)	2,065	2,052
6.13%, (100, 12/15/25) (i) (j)	855	947
BNP Paribas
4.50%, (100, 02/25/30) (c) (i) (j) (k)	450	451
4.63%, (100, 02/25/31) (c) (i)	200	205
7.38%, (100, 08/19/25) (c) (i) (j)	342	398
Capital One Financial Corporation
3.95%, (100, 09/01/26) (i)	535	550
Citigroup Inc.
3.88%, (100, 02/18/26) (i)	225	230
4.00%, (100, 12/10/25) (i)	220	227
4.70%, (100, 01/30/25) (i)	305	313
5.00%, (100, 09/12/24) (i)	403	422
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (i)	215	220
6.00%, (100, 07/06/23) (i)	275	287
6.38%, (100, 04/06/24) (i)	368	393
Credit Suisse Group AG
5.10%, (100, 01/24/30) (c) (i) (k)	265	270
5.25%, (100, 02/11/27) (c) (i)	950	994
6.38%, (100, 08/21/26) (c) (i)	307	337
3.09%, 05/14/32 (c)	1,860	1,907
Discover Financial Services
5.50%, (100, 10/30/27) (i)	636	689
Dresdner Bank AG
7.00%, (100, 04/09/25) (h) (i)	400	435
EG Global Finance PLC
4.38%, 02/07/25, EUR (h)	375	434
Emirates NBD Bank PJSC
6.13%, (100, 03/20/25) (h) (i)	1,125	1,195
Encore Capital Group, Inc.
5.38%, 02/15/26, GBP (h)	290	411
Fifth Third Bancorp
5.10%, (100, 06/30/23) (i)	547	564
Ford Motor Credit Company LLC
4.39%, 01/08/26	995	1,063
5.11%, 05/03/29	495	553
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (c) (d) (l)	3,247	3,203
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	535	527
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (c)	615	648
HSBC Holdings PLC
4.00%, (100, 03/09/26) (i) (j)	450	448
4.70%, (100, 03/09/31) (i) (j)	410	416
Huntington Bancshares Incorporated
5.63%, (100, 07/15/30) (i)	145	171
5.70%, (100, 04/15/23) (i)	504	517
ING Groep N.V.
3.88%, (100, 05/16/27) (i) (j)	1,460	1,419
5.75%, (100, 11/16/26) (i) (j)	846	930
6.50%, (100, 04/16/25) (i) (j)	245	270
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (i)	200	201
4.60%, (100, 02/01/25) (i)	243	249
4.63%, (100, 11/01/22) (i)	459	461
LeasePlan Corporation N.V.
7.38%, (100, 05/29/24), EUR (h) (i)	200	259
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	709
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (c)	1,030	1,065
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (i) (j)	863	991
M&T Bank Corporation
3.50%, (100, 09/01/26) (i)	1,095	1,086
Morgan Stanley
3.74%, (3 Month USD LIBOR + 3.61%), (100, 10/15/21) (b) (i)	1,405	1,415
NatWest Group PLC
4.60%, (100, 06/28/31) (i) (j)	560	564
6.00%, (100, 12/29/25) (i) (j)	595	667
3.03%, 11/28/35 (j)	3,060	3,067
Nidda BondCo GmbH
5.00%, 09/30/25, EUR (h)	250	288
Nielsen Finance LLC
5.63%, 10/01/28 (c)	1,220	1,267
5.88%, 10/01/30 (c)	620	652
Nordea Bank Abp
3.75%, (100, 03/01/29) (c) (i) (j)	1,015	997
Onemain Finance Corporation
3.50%, 01/15/27	690	690
Outfront Media Capital Corporation
5.00%, 08/15/27 (c)	92	94
Oztel Holdings SPC Ltd.
6.63%, 04/24/28 (c)	995	1,095
Rassman, Joel H.
4.35%, 02/15/28	160	176
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (h) (i) (j)	800	852

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Societe Generale
4.75%, (100, 05/26/26) (c) (i) (j)	330	337
Springleaf Finance Corporation
7.13%, 03/15/26	615	711
Standard Chartered PLC
4.30%, (100, 08/19/28) (c) (i) (j)	1,180	1,155
The Commercial Bank (P.S.Q.C.)
4.50%, (100, 03/03/26) (h) (i)	200	203
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (i)	420	421
3.80%, (100, 05/10/26) (i)	200	205
4.95%, (100, 02/10/25) (i)	225	239
5.50%, (100, 08/10/24) (i)	156	169
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (i)	1,085	1,081
5.00%, (100, 11/01/26) (i)	90	100
Truist Financial Corporation
5.05%, (100, 06/15/22) (i)	308	317
5.10%, (100, 03/01/30) (i)	135	155
UBS Group AG
4.38%, (100, 02/10/31) (c) (i)	200	202
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (h) (i) (j)	1,066	1,211
UniCredit S.p.A.
8.00%, (100, 06/03/24) (h) (i) (j)	200	219
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	790	824
Wells Fargo & Company
3.90%, (100, 03/15/26) (i)	440	453
5.90%, (100, 06/15/24) (i)	384	414
XP Inc.
3.25%, 07/01/26 (c)	390	379
		61,702
Energy 5.8%
Antero Midstream Partners LP
5.75%, 03/01/27 - 01/15/28 (c)	1,630	1,689
5.38%, 06/15/29 (c)	370	382
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (c)	850	878
8.25%, 12/31/28 (c)	165	180
5.88%, 06/30/29 (c)	435	444
Bip-V Chinook
5.50%, 06/15/31 (c)	2,060	2,190
BP Capital Markets P.L.C.
4.88%, (100, 03/22/30) (i)	2,835	3,113
Buckeye Partners, L.P.
4.13%, 12/01/27	515	527
4.50%, 03/01/28 (c)	1,115	1,134
5.85%, 11/15/43	180	180
5.60%, 10/15/44	725	709
Cheniere Energy, Inc.
4.50%, 10/01/29	555	590
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	972	1,050
5.88%, 01/15/30 (c)	670	697
CrownRock, L.P.
5.63%, 10/15/25 (c)	190	195
DCP Midstream Operating, LP
5.63%, 07/15/27	365	415
5.13%, 05/15/29	475	535
5.60%, 04/01/44	275	322
DCP Midstream, LP
5.85%, 05/21/43 (c)	130	121
DT Midstream, Inc.
4.13%, 06/15/29 (c)	1,050	1,069
Ecopetrol S.A.
7.38%, 09/18/43	380	444
5.88%, 05/28/45	345	348
Energy Transfer LP
6.63%, (100, 02/15/28) (i)	3,465	3,382
7.13%, (100, 05/15/30) (i)	4,615	4,815
EQM Midstream Partners, LP
6.00%, 07/01/25 (c)	185	203
4.13%, 12/01/26	485	498
6.50%, 07/01/27 (c)	95	107
5.50%, 07/15/28	750	825
4.50%, 01/15/29 (c)	235	244
4.75%, 01/15/31 (c)	140	146
FS Luxembourg S.a r.l.
10.00%, 12/15/25 (c)	110	121
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (c)	650	650
Genesis Energy, L.P.
6.50%, 10/01/25	330	328
6.25%, 05/15/26	605	594
8.00%, 01/15/27	155	157
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (c)	125	130
5.75%, 02/01/29 (c)	250	258
6.00%, 02/01/31 (c)	276	285
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	210	211
Investment Energy Resources Limited
6.25%, 04/26/29 (c)	175	190
ITT Holdings LLC
6.50%, 08/01/29 (c)	645	651
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (c)	620	746
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (c)	425	432
Leviathan Bond Ltd
6.13%, 06/30/25 (h)	355	384
6.50%, 06/30/27 (h)	305	335
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	330	333
MV24 Capital B.V.
6.75%, 06/01/34 (c)	658	698
New Fortress Energy Inc.
6.75%, 09/15/25 (c)	720	693
6.50%, 09/30/26 (c)	2,410	2,306
Occidental Petroleum Corporation
4.30%, 08/15/39	915	905
PDC Energy, Inc.
5.75%, 05/15/26	350	364
Petrobras Global Finance B.V.
5.38%, 10/01/29, GBP	100	148
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 11/15/26 (e) (f) (g) (h)	5,862	306
Petroleos Mexicanos
4.75%, 02/26/29, EUR (h)	260	298
Petróleos Mexicanos
6.35%, 02/12/48	505	425
7.69%, 01/23/50	1,453	1,375
Plains All American Pipeline, L.P.
3.55%, 12/15/29	1,165	1,224
PT Pertamina (Persero)
6.45%, 05/30/44 (c)	260	339
Repsol International Finance B.V.
4.25%, (100, 09/11/28), EUR (h) (i)	230	292
Rockcliff Energy II LLC
5.50%, 10/15/29 (c)	200	203
Summit Midstream Holdings, LLC
5.75%, 04/15/25	190	175
Sunnova Energy Corporation
5.88%, 09/01/26 (c)	495	504
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (c)	825	892
6.00%, 03/01/27 (c)	220	230
5.50%, 01/15/28 (c)	830	850
6.00%, 12/31/30 - 09/01/31 (c)	1,440	1,461
Targa Resource Corporation
5.38%, 02/01/27	50	52
6.50%, 07/15/27	45	49
5.00%, 01/15/28	50	53
6.88%, 01/15/29	45	50
TechnipFMC PLC
6.50%, 02/01/26 (c)	845	906
The State Oil Company of the Azerbaijan Republic
6.95%, 03/18/30 (h)	300	369

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Venture Global Calcasieu Pass, LLC
4.13%, 08/15/31 (c)	500	523
Western Midstream Operating, LP
5.30%, 02/01/30 (d) (m)	500	552
5.30%, 03/01/48	440	507
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (h) (i)	100	115
WPX Energy, Inc.
5.25%, 09/15/24	115	125
		50,226
Consumer Discretionary 5.0%
Accor
2.63%, (100, 01/30/25), EUR (h) (i)	300	334
AFFLELOU
4.25%, 05/19/26, EUR (h)	175	208
Aramark Services, Inc.
5.00%, 02/01/28 (c)	1,230	1,268
Carnival Corporation
10.13%, 02/01/26, EUR (h)	150	199
7.63%, 03/01/26, EUR (h)	160	200
7.63%, 03/01/26 (c)	1,015	1,083
5.75%, 03/01/27 (c)	1,250	1,292
9.88%, 08/01/27 (c)	1,280	1,478
Carvana Co.
5.88%, 10/01/28 (c)	2,500	2,583
4.88%, 09/01/29 (c)	680	674
Cedar Fair, L.P.
5.38%, 04/15/27	165	169
5.25%, 07/15/29	610	626
Churchill Downs Incorporated
5.50%, 04/01/27 (c)	330	344
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (c)	665	707
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (h)	210	298
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (c)	391	397
Dealer Tire, LLC
8.00%, 02/01/28 (c)	450	471
Dufry One B.V.
2.00%, 02/15/27, EUR (h)	400	441
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	335	353
8.13%, 07/01/27 (c)	985	1,107
Faurecia
3.75%, 06/15/28, EUR (h)	100	120
Ford Motor Company
9.63%, 04/22/30	465	660
7.45%, 07/16/31	120	157
4.75%, 01/15/43	1,345	1,412
5.29%, 12/08/46	1,525	1,700
International Game Technology PLC
3.50%, 06/15/26, EUR (h)	120	142
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26, EUR (h)	170	199
Ken Garff Automotive, LLC
4.88%, 09/15/28 (c)	880	904
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (m)	1,515	1,899
Maxeda DIY Holding B.V.
5.88%, 10/01/26, EUR (h) (k)	285	338
MCE Finance Limited
5.63%, 07/17/27 (c)	620	630
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (h)	220	243
NCL Corporation Ltd.
3.63%, 12/15/24 (c)	610	579
5.88%, 03/15/26 (c)	675	692
NCL Finance, Ltd.
6.13%, 03/15/28 (c)	720	748
Next PLC
3.63%, 05/18/28, GBP (h)	300	442
Ockenfels Group GmbH & Co. KG
5.25%, 04/30/29, EUR (h)	130	156
Panther BF Aggregator 2 LP
4.38%, 05/15/26, EUR (h) (k)	125	150
Pinnacle Bidco Plc
6.38%, 02/15/25, GBP (h)	400	550
Playtech PLC
4.25%, 03/07/26, EUR (h)	120	142
Renault
2.00%, 09/28/26, EUR (h)	100	115
Restaurant Brands International Limited Partnership
4.00%, 10/15/30 (c)	660	653
Royal Caribbean Cruises Ltd.
5.50%, 04/01/28 (c)	1,780	1,822
SAZKA Group a.s.
3.88%, 02/15/27, EUR (h)	205	241
Schaeffler AG
3.38%, 10/12/28, EUR (h)	200	259
Scientific Games International, Inc.
5.50%, 02/15/26, EUR (h)	175	208
8.25%, 03/15/26 (c)	500	533
7.00%, 05/15/28 (c)	1,700	1,836
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (c)	910	931
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	435	439
5.50%, 04/15/27 (c)	1,110	1,147
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (c)	1,000	1,065
SRS Distribution Inc.
4.63%, 07/01/28 (c)	445	454
6.13%, 07/01/29 (c)	245	252
Studio City Finance Limited
6.50%, 01/15/28 (c)	340	333
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (c)	170	194
5.75%, 01/15/28 (c)	215	239
Tendam Brands Sa.
5.25%, (3 Month EURIBOR + 5.25%), 09/15/24, EUR (b) (h)	130	149
The Gap, Inc.
3.63%, 10/01/29 (c)	255	256
3.88%, 10/01/31 (c)	300	300
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (c)	950	1,009
TI Automotive Finance PLC
3.75%, 04/15/29, EUR (h)	100	117
Victoria P.L.C.
3.75%, 03/15/28, EUR (h)	120	143
Volkswagen International Finance N.V.
3.88%, (100, 06/17/29), EUR (h) (i)	100	128
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (c)	740	773
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	1,338	1,365
5.25%, 05/15/27 (c) (k)	1,395	1,409
Wynn Macau, Limited
5.50%, 01/15/26 (c)	570	553
ZF Friedrichshafen AG
3.00%, 10/23/29, EUR (h)	400	482
		43,500
Communication Services 4.4%
Altice Finco S.A.
4.75%, 01/15/28, EUR (h)	160	176
Altice France Holding S.A.
5.50%, 01/15/28 (c)	700	707
4.00%, 02/15/28, EUR (h)	280	305
Altice France S.A.
6.00%, 02/15/28 (c)	1,960	1,870
AT&T Inc.
4.50%, 03/09/48	2,299	2,647
3.65%, 06/01/51	715	729
Banijay Group
6.50%, 03/01/26, EUR (h) (k)	255	308
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	925	972

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Cars.com Inc.
6.38%, 11/01/28 (c)	490	517
CCO Holdings, LLC
5.00%, 02/01/28 (c)	385	402
4.75%, 03/01/30 (c)	660	690
4.50%, 08/15/30 (c)	735	758
4.25%, 02/01/31 (c)	585	595
Charter Communications Operating, LLC
4.80%, 03/01/50	1,895	2,129
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (c)	128	132
Consolidated Communications, Inc.
5.00%, 10/01/28 (c)	515	532
6.50%, 10/01/28 (c)	480	523
CSC Holdings, LLC
7.50%, 04/01/28 (c)	200	216
5.75%, 01/15/30 (c)	5,460	5,552
4.63%, 12/01/30 (c)	955	905
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (c) (k)	194	201
DISH DBS Corporation
7.75%, 07/01/26	880	994
7.38%, 07/01/28	750	795
5.13%, 06/01/29	665	652
DKT Finance ApS
7.00%, 06/17/23, EUR (h)	100	118
Frontier Communications Holdings, LLC
5.88%, 11/01/29	880	894
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (c)	455	483
5.00%, 05/01/28 (c)	355	373
6.75%, 05/01/29 (c)	525	553
Level 3 Financing, Inc.
4.63%, 09/15/27 (c)	805	829
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (c)	335	339
6.50%, 05/15/27 (c)	1,070	1,178
4.75%, 10/15/27 (c)	200	203
Lumen Technologies Inc.
5.38%, 06/15/29 (c)	560	570
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	645	633
8.00%, 08/01/29 (c)	420	401
Netflix, Inc.
5.88%, 11/15/28	105	129
6.38%, 05/15/29	100	127
PLT VII Finance S.a r.l.
4.63%, 01/05/26, EUR (h)	100	119
Sirius XM Radio Inc.
5.00%, 08/01/27 (c)	110	115
5.50%, 07/01/29 (c)	1,495	1,620
4.13%, 07/01/30 (c)	1,700	1,709
SoftBank Group Corp
4.00%, 09/19/29, EUR (h)	156	179
Summer (BC) Bidco B LLC
5.50%, 10/31/26 (c)	485	497
Summer (BC) Holdco B S.a r.l.
5.75%, 10/31/26, EUR (h)	100	121
Telefonica Europe B.V.
3.88%, (100, 06/22/26), EUR (h) (i)	100	125
T-Mobile USA, Inc.
4.50%, 04/15/50	1,775	2,074
United Group B.V.
3.63%, 02/15/28, EUR (h) (k)	310	345
Virgin Media Finance PLC
5.00%, 07/15/30 (c)	205	209
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (h)	215	295
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (c)	635	655
		38,200
Industrials 3.3%
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (h) (i)	100	119
AerCap Global Aviation Trust
6.50%, 06/15/45 (c)	510	552
Allied Universal Holdco LLC
3.63%, 06/01/28, EUR (h)	180	205
4.63%, 06/01/28 (c)	355	354
6.00%, 06/01/29 (c)	780	771
American Airlines Group Inc.
5.00%, 06/01/22 (c) (k)	745	746
3.75%, 03/01/25 (c) (k)	135	121
American Airlines, Inc.
11.75%, 07/15/25 (c)	400	495
5.75%, 04/20/29 (c)	780	841
APX Group, Inc.
6.75%, 02/15/27 (c)	290	308
5.75%, 07/15/29 (c)	645	637
ASGN Incorporated
4.63%, 05/15/28 (c)	805	839
Atlantia S.p.A.
1.88%, 07/13/27, EUR (h)	170	205
CMA CGM
7.50%, 01/15/26, EUR (h)	275	352
Garda World Security Corporation
4.63%, 02/15/27 (c)	355	355
6.00%, 06/01/29 (c)	665	650
GFL Environmental Inc.
4.75%, 06/15/29 (c)	1,210	1,244
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (c)	435	457
Harsco Corporation
5.75%, 07/31/27 (c)	605	628
IAA Spinco Inc.
5.50%, 06/15/27 (c)	1,135	1,186
IHS Netherlands Holdco B.V.
8.00%, 09/18/27 (c)	290	310
Imola Merger Corporation
4.75%, 05/15/29 (c)	510	528
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (c)	530	555
Intrum AB
3.00%, 09/15/27, EUR (h)	420	485
Jeld-Wen, Inc.
4.88%, 12/15/27 (c)	405	422
KAR Auction Services, Inc.
5.13%, 06/01/25 (c)	215	217
Kleopatra Finco S.a r.l.
6.50%, 09/01/26, EUR (c)	175	191
Masonite International Corporation
5.38%, 02/01/28 (c)	215	226
National Express Group PLC
4.25%, (100, 11/26/25), GBP (h) (i)	145	202
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (c)	780	782
Paprec Holding
4.00%, 03/31/25, EUR (h)	170	200
PCF GmbH
4.75%, 04/15/26, EUR (h)	155	186
Platin 1426 GmbH
5.38%, 06/15/23, EUR (h)	125	146
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (c)	635	687
3.38%, 08/31/27 (c)	220	211
6.25%, 01/15/28 (c)	1,400	1,448
Rolls-Royce Group PLC
5.75%, 10/15/27, GBP (h)	300	449
Schoeller Packaging B.V.
6.38%, 11/01/24, EUR (h)	100	120
SGL Carbon SE
4.63%, 09/30/24, EUR (h)	130	153
Sofima Holding S.P.A.
3.75%, 01/15/28, EUR (h)	170	198

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (c)	745	789
Standard Industries Inc.
4.75%, 01/15/28 (c)	340	354
4.38%, 07/15/30 (c)	650	662
Terex Corporation
5.00%, 05/15/29 (c)	650	672
The ADT Security Corporation
4.88%, 07/15/32 (c)	680	686
The Boeing Company
5.81%, 05/01/50 (m)	2,110	2,817
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (h)	288	354
TransDigm Inc.
6.38%, 06/15/26	805	832
7.50%, 03/15/27	1,125	1,184
5.50%, 11/15/27	840	864
Trivium Packaging Finance B.V.
3.75%, 08/15/26, EUR (h)	100	118
United Rentals (North America), Inc.
5.25%, 01/15/30	215	235
		28,348
Utilities 2.0%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (c)	310	310
Calpine Corporation
4.50%, 02/15/28 (c)	1,445	1,474
5.13%, 03/15/28 (c)	355	360
4.63%, 02/01/29 (c)	1,222	1,204
5.00%, 02/01/31 (c)	1,594	1,594
Electricite de France
6.00%, (100, 01/29/26), GBP (h) (i)	200	298
FirstEnergy Corp.
5.35%, 07/15/47 (d) (m)	1,110	1,352
NRG Energy, Inc.
5.25%, 06/15/29 (c)	160	171
3.63%, 02/15/31 (c)	2,080	2,044
3.88%, 02/15/32 (c)	600	593
Pacific Gas And Electric Company
4.30%, 03/15/45	2,375	2,343
Talen Energy Supply, LLC
10.50%, 01/15/26 (c)	360	198
7.25%, 05/15/27 (c) (k)	245	231
The Southern Company
4.00%, 01/15/51	3,180	3,362
Vistra Operations Company LLC
5.00%, 07/31/27 (c)	1,395	1,441
4.38%, 05/01/29 (c)	520	524
		17,499
Health Care 1.9%
Bausch Health Companies Inc.
5.00%, 01/30/28 (c)	790	749
Community Health Systems, Inc.
5.63%, 03/15/27 (c)	200	210
8.00%, 12/15/27 (c)	661	722
6.00%, 01/15/29 (c)	220	233
6.88%, 04/15/29 (c)	1,355	1,357
6.13%, 04/01/30 (c)	1,370	1,330
4.75%, 02/15/31 (c)	355	357
DaVita Inc.
4.63%, 06/01/30 (c)	1,415	1,457
Endo Designated Activity Company
5.88%, 10/15/24 (c)	770	753
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (c)	860	700
HCA Inc.
5.63%, 09/01/28	160	190
5.88%, 02/01/29	155	186
Mozart Debt Merger Sub Inc
3.88%, 04/01/29 (c)	400	400
5.25%, 10/01/29 (c)	610	610
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (c)	426	456
Tenet Healthcare Corporation
6.13%, 10/01/28 (c)	2,635	2,765
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (c)	810	782
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (h)	270	292
1.63%, 10/15/28, EUR (h)	200	210
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	500	479
Upjohn Inc.
4.00%, 06/22/50 (c)	1,790	1,903
		16,141
Consumer Staples 1.8%
AA Bond Co Limited
6.50%, 01/31/26, GBP (c)	100	142
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	390	389
Autostrade per l'italia S.P.A.
1.88%, 09/26/29, EUR (h)	340	411
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (c)	795	829
BAT Capital Corp.
3.73%, 09/25/40	1,370	1,327
Bellis Acquisition Company PLC
3.25%, 02/16/26, GBP (h)	100	132
Bellis Finco PLC
4.00%, 02/16/27, GBP (c)	120	158
Casino, Guichard-Perrachon
4.50%, 03/07/24, EUR (d) (h) (m)	300	350
Energizer Holdings, Inc.
4.75%, 06/15/28 (c)	995	1,013
House of HR
7.50%, 01/15/27, EUR (h)	200	246
Iceland Bondco PLC
4.63%, 03/15/25, GBP (h)	185	232
IPD 3 B.V.
5.50%, 12/01/25, EUR (h)	125	151
Kapla Holding
3.38%, 12/15/26, EUR (h)	215	250
Kraft Heinz Foods Company
5.20%, 07/15/45	520	653
4.88%, 10/01/49	520	633
La Financiere de l'Europe
4.00%, 05/15/24, EUR (h)	175	199
Loxama
5.75%, 07/15/27, EUR (h)	170	205
MHP SE SA
7.75%, 05/10/24 (c)	360	389
Natura Cosmeticos S.A.
4.13%, 05/03/28 (c)	245	248
Ontex Group
3.50%, 07/15/26, EUR (h)	145	168
Performance Food Group, Inc.
5.50%, 10/15/27 (c)	625	654
Pilgrim's Pride Corporation
4.25%, 04/15/31 (c)	670	716
3.50%, 03/01/32 (c)	375	381
Post Holdings, Inc.
5.63%, 01/15/28 (c)	785	825
5.50%, 12/15/29 (c)	840	891
4.63%, 04/15/30 (c)	445	449
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (h)	100	136
Sunshine Mid B.V.
6.50%, 05/15/26, EUR (h)	165	197
Sysco Corporation
6.60%, 04/01/50 (m)	1,152	1,816
United Rentals (North America), Inc.
3.75%, 01/15/32	1,255	1,270
Verisure Midholding AB
5.25%, 02/15/29, EUR (c)	115	137
		15,597

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Real Estate 1.7%
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (c)	550	565
Country Garden Holdings Company Limited
4.80%, 08/06/30 (h)	365	363
CPI Property Group
4.88%, (100, 08/18/26), EUR (h) (i)	100	122
EPR Properties
4.95%, 04/15/28	550	607
3.75%, 08/15/29	1,105	1,142
Iron Mountain Incorporated
4.88%, 09/15/27 - 09/15/29 (c)	1,000	1,043
5.25%, 03/15/28 - 07/15/30 (c)	1,490	1,559
5.00%, 07/15/28 (c)	195	204
5.63%, 07/15/32 (c)	1,390	1,494
New World Development Company Limited
4.13%, 07/18/29 (h)	320	320
Realogy Group LLC
7.63%, 06/15/25 (c)	345	368
5.75%, 01/15/29 (c)	2,204	2,286
RHP Hotel Properties, LP
4.75%, 10/15/27	795	823
Samhallsbyggnadsbolaget i Norden AB
2.62%, (100, 01/30/25), EUR (h) (i)	100	116
Service Properties Trust
4.95%, 02/15/27	410	408
3.95%, 01/15/28	990	934
Uniti Group Inc.
6.50%, 02/15/29 (c)	1,830	1,883
Vivion Investments S.à r.l.
3.00%, 08/08/24, EUR (h) (k)	300	338
		14,575
Information Technology 1.6%
Broadcom Inc.
4.15%, 11/15/30	2,025	2,242
3.50%, 02/15/41 (c)	1,715	1,704
Centurion Bidco S.P.A.
5.88%, 09/30/26, EUR (h)	160	194
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (c)	600	601
Commscope Finance LLC
8.25%, 03/01/27 (c)	715	749
CommScope Holding Company, Inc.
6.00%, 06/15/25 (c)	694	705
CommScope Technologies LLC
5.00%, 03/15/27 (c)	280	266
Commscope, Inc.
7.13%, 07/01/28 (c)	810	827
4.75%, 09/01/29 (c)	600	599
Endure Digital, Inc.
6.00%, 02/15/29 (c)	520	494
Infineon Technologies AG
3.63%, (100, 01/01/28), EUR (h) (i)	100	128
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (c) (k)	4,055	3,820
Paysafe Limited
3.00%, 06/15/29, EUR (h)	165	184
Presidio Holdings, Inc.
4.88%, 02/01/27 (c)	395	409
8.25%, 02/01/28 (c)	650	699
		13,621
Materials 1.5%
ArcelorMittal
6.75%, 03/01/41 (d) (m)	895	1,230
Ashland Services B.V.
2.00%, 01/30/28, EUR (h)	125	149
CEMEX S.A.B. de C.V.
5.20%, 09/17/30 (c)	150	162
CSN Islands XII Corp
6.75%, 01/28/28 (c)	1,065	1,137
First Quantum Minerals Ltd
6.88%, 03/01/26 (c)	535	556
6.88%, 10/15/27 (c)	1,155	1,221
FXI Holdings, Inc.
7.88%, 11/01/24 (c)	800	817
H.B. Fuller Company
4.25%, 10/15/28	775	788
Hudbay Minerals Inc.
4.50%, 04/01/26 (c)	370	367
6.13%, 04/01/29 (c)	370	388
Kronos International, Inc.
3.75%, 09/15/25, EUR (h)	165	194
Metinvest B.V.
7.65%, 10/01/27 (c)	185	201
7.75%, 10/17/29 (c)	570	616
Minera Mexico, S.A. de C.V.
4.50%, 01/26/50 (c)	325	360
NOVA Chemicals Corporation
5.25%, 06/01/27 (c)	785	825
Olympus Water US Holding Corporation
4.25%, 10/01/28 (c)	645	638
6.25%, 10/01/29 (c)	265	263
Periama Holdings, LLC
5.95%, 04/19/26 (h)	290	311
Sappi Papier Holding GmbH
3.63%, 03/15/28, EUR (h)	100	119
Spa Holdings 3 Oy
3.63%, 02/04/28, EUR (h)	100	118
Tronox Incorporated
4.63%, 03/15/29 (c)	565	563
Unigel Luxembourg SA
8.75%, 10/01/26 (c)	405	435
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (c)	260	254
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	1,375	1,419
		13,131
Total Corporate Bonds And Notes (cost $308,429)		312,540
SENIOR FLOATING RATE INSTRUMENTS 7.5%
Information Technology 1.6%
Altium Packaging LLC
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 01/29/28 (b)	308	306
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 09/06/24 (b)	1,304	1,304
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (b)	3	3
Barracuda Networks, Inc.
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 02/12/25 (b)	99	99
Colorado Buyer Inc
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 03/15/24 (b)	333	330
CommScope, Inc.
2019 Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 02/07/26 (b)	433	431
ConvergeOne Holdings, Inc.
2019 Term Loan, 5.08%, (1 Month USD LIBOR + 5.00%), 01/04/26 (b)	299	297
Emerald TopCo Inc
Term Loan, 3.58%, (3 Month USD LIBOR + 3.50%), 07/16/26 (b)	1	1
Term Loan, 3.63%, (3 Month USD LIBOR + 3.50%), 07/16/26 (b)	455	451
Endure Digital Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 01/27/28 (b)	330	328
Epicor Software Corporation
2020 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/21/27 (b)	609	609
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (b)	273	273
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (b)	329	329

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
GT Polaris, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/24/27 (b)	352	352
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (b)	650	650
Ingram Micro Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (b)	494	495
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (b)	383	384
2021 Add On Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/01/27 (b)	119	119
McAfee, LLC
2018 USD Term Loan B, 3.84%, (3 Month USD LIBOR + 3.75%), 09/29/24 (b)	569	569
MPH Acquisition Holdings LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 08/17/28 (b)	280	277
Navicure, Inc.
2019 Term Loan B, 4.08%, (3 Month USD LIBOR + 4.00%), 09/18/26 (b)	326	326
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (b)	657	657
Presidio Holdings Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 12/19/26 (b)	2	2
Presidio, Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 12/19/26 (b)	20	20
2020 Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 12/19/26 (b)	407	406
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 04/26/24 (b)	655	654
Rackspace Technology Global, Inc.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (b)	1,317	1,307
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (b)	500	491
Sirius Computer Solutions, Inc.
2020 Term Loan, 3.58%, (1 Month USD LIBOR + 3.50%), 07/01/26 (b)	357	356
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (b)	352	354
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (b)	424	425
Tibco Software Inc.
2020 Term Loan B3, 3.84%, (1 Month USD LIBOR + 3.75%), 07/03/26 (b)	495	491
Ultimate Software Group Inc(The)
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (b)	327	327
VS Buyer, LLC
Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 02/19/27 (b)	138	138
		13,561
Health Care 1.1%
Agiliti Health, Inc
Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 10/10/25 (b)	228	226
2020 Incremental Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 01/23/26 (b)	111	111
Athenahealth, Inc.
2021 Term Loan B1, 4.38%, (3 Month USD LIBOR + 4.25%), 02/11/26 (b)	972	974
Aveanna Healthcare LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 3.75%), 06/30/28 (b) (n)	126	126
Aveanna Healthcare, LLC
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 12/31/24 (b)	544	543
Bausch Health Companies Inc.
2018 Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 05/19/25 (b)	375	374
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (b)	193	193
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/03/24 (b)	2	2
Ensemble RCM, LLC
Term Loan, 3.88%, (3 Month USD LIBOR + 3.75%), 07/24/26 (b)	283	283
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 09/27/25 (b)	764	678
EyeCare Partners, LLC
2020 Term Loan, 3.86%, (3 Month USD LIBOR + 3.75%), 02/05/27 (b)	217	216
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (b)	342	343
Heartland Dental, LLC
2018 1st Lien Term Loan, 3.58%, (1 Month USD LIBOR + 3.50%), 04/17/25 (b)	336	333
ICON Luxembourg S.A.R.L.
LUX Term Loan, 3.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (b)	668	670
Medline Industries, Inc.
Term Loan , 0.00%, 08/04/22 (n) (o)	2,860	—
MedRisk, Inc.
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 04/01/28 (b)	495	494
Mozart Debt Merger Sub Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 10/15/28 (b) (n)	340	339
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (b)	168	168
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/25/27 (b)	90	90
Parexel International Corporation
Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 08/06/24 (b)	320	320
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 08/10/28 (b) (n)	500	500
Pearl Intermediate Parent LLC
2018 Incremental Term Loan, 3.33%, (1 Month USD LIBOR + 3.25%), 02/14/25 (b)	250	249
PetVet Care Centers, LLC
2021 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.50%), 02/14/25 (b)	232	232
Poseidon Intermediate LLC
Term Loan B, 4.08%, (3 Month USD LIBOR + 4.00%), 08/18/25 (b)	500	500
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 11/09/25 (b)	376	376
Select Medical Corporation
2017 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 02/13/24 (b)	579	574
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 01/12/24 (b)	689	670
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 02/06/24 (b) (n)	185	180
		9,764
Consumer Discretionary 1.1%
American Airlines, Inc.
2018 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 06/11/25 (b)	180	172
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 12/23/24 (b)	309	307
2020 Term Loan B1, 3.58%, (3 Month USD LIBOR + 3.50%), 06/19/25 (b)	337	337

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (b)	465	462
Clarios Global LP
2021 USD Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 04/30/26 (b)	300	299
Cornerstone Building Brands, Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 04/12/28 (b)	330	329
Creative Artists Agency, LLC
2019 Term Loan B, 3.83%, (3 Month USD LIBOR + 3.75%), 11/19/26 (b)	255	254
Dealer Tire, LLC
2020 Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 12/19/25 (b)	264	264
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (b)	285	284
First Brands Group, LLC
2021 Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 03/22/27 (b)	657	663
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 06/10/24 (b)	280	279
Great Outdoors Group, LLC
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/26/28 (b)	988	991
Learning Care Group, Inc.
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 03/13/25 (b)	514	505
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (b)	330	332
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.08%, (3 Month USD LIBOR + 3.25%), 01/24/27 (b)	152	149
Term Loan, 3.08%, (1 Month USD LIBOR + 3.25%), 01/24/27 (b)	65	64
Numericable Group SA
USD Term Loan B11, 2.88%, (3 Month USD LIBOR + 2.75%), 07/31/25 (b)	795	781
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (b)	328	328
Scientific Games International, Inc.
2018 Term Loan B5, 2.83%, (1 Month USD LIBOR + 2.75%), 08/14/24 (b)	226	225
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 09/30/26 (b)	371	370
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (b)	275	292
Tenneco, Inc.
2018 Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 06/18/25 (b)	270	267
Varsity Brands, Inc.
2017 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/07/24 (b)	341	335
Wand NewCo 3, Inc.
2020 Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 02/05/26 (b)	280	277
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 08/19/23 (b)	109	109
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 05/11/25 (b)	309	302
Wilsonart LLC
2021 Term Loan E, 4.50%, (3 Month USD LIBOR + 3.50%), 12/19/26 (b)	452	452
		9,429
Industrials 1.1%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (b)	495	512
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 01/20/27 (b)	427	428
USD Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 01/20/27 (b)	1	1
American Airlines, Inc.
Repriced TL B due 2023, 2.08%, (3 Month USD LIBOR + 2.00%), 04/28/23 (b) (o)	115	115
APX Group, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 07/01/28 (b)	670	668
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 08/01/25 (b)	322	320
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (b)	208	209
Circor International, Inc.
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 12/11/24 (b)	355	354
Crosby US Acquisition Corp.
Term Loan B, 4.83%, (1 Month USD LIBOR + 4.75%), 06/12/26 (b)	190	190
Dun & Bradstreet Corporation (The)
Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 02/01/26 (b)	612	612
Emerald Expositions Holding, Inc.
2017 Term Loan B, 2.58%, (1 Month USD LIBOR + 2.50%), 05/22/24 (b)	171	162
Filtration Group Corporation
2018 1st Lien Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 03/27/25 (b)	332	331
Garda World Security Corporation
2021 Term Loan B, 4.34%, (1 Month USD LIBOR + 4.25%), 10/30/26 (b)	918	919
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (b)	599	599
MHI Holdings,LLC
Term Loan B, 5.08%, (3 Month USD LIBOR + 5.00%), 09/18/26 (b)	360	361
MRC Global (US) Inc.
2018 1st Lien Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 09/01/24 (b)	213	212
Polaris Newco LLC
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 06/03/28 (b)	500	501
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (6 Month USD LIBOR + 2.75%), 09/23/26 (b)	347	347
2021 Term Loan, 3.50%, (1 Year USD LIBOR + 2.75%), 09/23/26 (b)	348	346
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 09/23/26 (b)	266	265
TransDigm, Inc.
2020 Term Loan F, 2.33%, (1 Month USD LIBOR + 2.25%), 06/09/23 (b)	433	427
2020 Term Loan E, 2.33%, (1 Month USD LIBOR + 2.25%), 05/30/25 (b)	39	39
Uber Technologies, Inc.
2021 Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 02/16/27 (b)	302	301
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (b)	498	501
Vertiv Group Corporation
2021 Term Loan B, 2.83%, (3 Month USD LIBOR + 2.75%), 03/02/27 (b)	509	505
West Corp.
2018 Term Loan B1, 4.50%, (3 Month USD LIBOR + 3.50%), 10/10/24 (b)	150	147
		9,372
Energy 0.7%
Ascent Resources - Utica
2020 Fixed 2nd Lien Term Loan, 10.00%, (3 Month USD LIBOR + 9.00%), 11/01/25 (b)	208	227

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
CQP Holdco LP
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 05/26/28 (b) (n)	10	10
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (b)	670	668
Eastern Power, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/02/23 (b)	356	316
EG America LLC
2018 USD Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 02/06/25 (b)	564	562
EG Group Limited
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 03/11/26 (b)	100	100
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (b)	209	205
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/22/26 (b)	1,067	1,047
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.15%, (3 Month USD LIBOR + 4.00%), 09/30/26 (b)	223	223
Kestrel Acquisition, LLC
2018 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 05/02/25 (b)	245	213
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (3 Month USD LIBOR + 4.00%), 05/10/26 (b)	667	666
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/31/25 (b)	424	419
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 10/31/24 (b)	346	343
Prairie ECI Acquiror LP
Term Loan B, 4.83%, (1 Month USD LIBOR + 4.75%), 03/07/26 (b)	691	667
Tallgrass Energy Partners, LP
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 03/07/26 (b) (n)	10	10
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (1 Month USD LIBOR + 5.50%), 09/22/24 (b)	330	330
		6,006
Financials 0.6%
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 3.33%, (3 Month USD LIBOR + 3.25%), 05/07/25 (b)	649	644
AssuredPartners, Inc.
2020 Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 02/13/27 (b)	604	600
Asurion LLC
2018 Term Loan B6, 3.21%, (1 Month USD LIBOR + 3.13%), 11/03/23 (b)	266	264
2018 Term Loan B7, 3.08%, (1 Month USD LIBOR + 3.00%), 11/15/24 (b)	681	674
2021 Term Loan B9, 3.33%, (1 Month USD LIBOR + 3.25%), 02/05/28 (b)	404	398
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (b)	337	334
Citadel Securities LP
2021 Term Loan B, 2.58%, (1 Month USD LIBOR + 2.50%), 02/01/28 (b)	328	325
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (b)	795	797
Edelman Financial Center, LLC
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 03/15/28 (b)	375	374
Hub International Limited
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (b)	614	614
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 11/06/25 (b)	288	285
		5,309
Communication Services 0.6%
Altice Financing S.A.
2017 USD Term Loan B, 2.88%, (3 Month USD LIBOR + 2.75%), 07/31/25 (b)	241	237
Altice France S.A.
2018 Term Loan B13, 4.12%, (3 Month USD LIBOR + 4.00%), 07/13/26 (b)	712	709
Banijay Entertainment S.A.S
USD Term Loan , 3.83%, (1 Month USD LIBOR + 3.75%), 02/04/25 (b)	218	217
CenturyLink, Inc.
2020 Term Loan B, 2.33%, (3 Month USD LIBOR + 2.25%), 03/15/27 (b)	521	515
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (b)	338	338
GTT Communications, Inc.
2020 Delayed Draw Term Loan, 0.00%, 12/31/21 (g) (n)	55	55
2018 USD Term Loan B, 2.90%, (3 Month USD LIBOR + 2.75%), 04/27/25 (b)	194	163
Iridium Satellite LLC
2021 Term Loan B2, 3.25%, (1 Month USD LIBOR + 2.50%), 11/04/26 (b)	679	679
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 10/27/24 (b)	303	302
Playtika Holding Corp
2021 Term Loan, 2.83%, (1 Month USD LIBOR + 2.75%), 03/11/28 (b)	493	492
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (b)	407	406
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (b)	441	440
Zayo Group Holdings, Inc.
USD Term Loan , 3.08%, (1 Month USD LIBOR + 3.00%), 02/18/27 (b)	294	291
ZoomInfo LLC
2021 Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 11/02/26 (b)	368	368
		5,212
Materials 0.4%
Berlin Packaging LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 03/05/28 (b)	75	74
2021 First Lien Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 03/11/28 (b)	285	285
BWAY Holding Company
2017 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 04/03/24 (b)	338	331
Covia Holdings Corporation
2020 PIK Take Back Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 07/31/26 (b)	345	344
CPG International Inc.
2017 Term Loan, 3.25%, (3 Month USD LIBOR + 2.50%), 05/03/24 (b)	267	267
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (b)	143	143
Pro Mach Group, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 08/13/28 (b)	288	289
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.08%, (1 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (b)	280	280
TMS International Corp.
2018 Term Loan B2, 3.75%, (3 Month USD LIBOR + 2.75%), 08/14/24 (b)	116	116
2018 Term Loan B2, 3.75%, (1 Month USD LIBOR + 2.75%), 08/14/24 (b)	142	142
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan , 3.75%, (3 Month USD LIBOR + 3.25%), 01/29/28 (b)	20	20
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/28 (b)	261	260

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (b)	526	525
White Cap Buyer LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 10/08/27 (b)	328	328
		3,404
Consumer Staples 0.2%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (b)	985	987
Verscend Holding Corp.
2021 Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 08/27/25 (b)	992	993
		1,980
Utilities 0.1%
Edgewater Generation, L.L.C.
Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 11/29/25 (b)	329	313
Lonestar II Generation Holdings LLC
Term Loan B, 5.08%, (1 Month USD LIBOR + 5.00%), 04/09/26 (b)	282	280
Term Loan C, 5.08%, (1 Month USD LIBOR + 5.00%), 04/09/26 (b)	37	37
Nautilus Power, LLC
Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 04/28/24 (b)	249	229
Talen Energy Supply, LLC
2019 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 06/24/26 (b)	201	187
		1,046
Total Senior Floating Rate Instruments (cost $64,947)		65,083
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.1%
Allegany Park CLO, Ltd.
Series 2019-D-1A, 3.83%, (3 Month USD LIBOR + 3.70%), 01/20/33 (b)	1,000	1,003
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23	1,880	1,936
Battalion CLO XXI Ltd.
Series 2021-D-21A, 3.44%, 07/17/34 (b)	1,000	1,000
Benefit Street Partners CLO XIX, Ltd.
Series 2019-D-19A, 3.93%, (3 Month USD LIBOR + 3.80%), 01/18/33 (b)	2,600	2,604
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.11%, 10/11/47 (b)	12,320	306
Interest Only, Series 2015-XA-GC27, REMIC, 1.48%, 02/12/48 (b)	6,984	258
COMM Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/22	1,835	1,866
Interest Only, Series 2014-XA-CR16, REMIC, 1.12%, 04/12/47 (b)	12,115	254
Interest Only, Series 2014-XA-LC15, REMIC, 1.23%, 04/12/47 (b)	14,741	317
Interest Only, Series 2014-XA-UBS3, REMIC, 1.23%, 06/12/47 (b)	11,975	285
Interest Only, Series 2014-XA-UBS6, REMIC, 1.03%, 12/12/47 (b)	10,856	256
Elmwood CLO IV Ltd
Series 2020-D-1A, 3.28%, (3 Month USD LIBOR + 3.15%), 04/15/33 (b)	4,250	4,256
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.14%, 01/11/47 (b)	16,394	303
Interest Only, Series 2014-XA-GC26, REMIC, 1.11%, 11/13/47 (b)	12,578	314
Interest Only, Series 2015-XA-GC30, REMIC, 0.87%, 05/12/50 (b)	16,187	383
Kayne CLO
Series 2019-D-1A, 4.33%, (3 Month USD LIBOR + 4.20%), 01/18/33 (b)	2,850	2,863
Series 2019-D-6A, 4.13%, (3 Month USD LIBOR + 4.00%), 01/21/33 (b)	2,450	2,460
Kayne CLO 7 Ltd
Series 2020-D-7A, 3.08%, (3 Month USD LIBOR + 2.95%), 04/18/33 (b)	1,900	1,903
Magnetite XXIV, Limited
Series 2019-D-24A, 3.93%, (3 Month USD LIBOR + 3.80%), 01/18/33 (b)	5,200	5,216
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 2.98%, (3 Month USD LIBOR + 2.85%), 04/20/29 (b)	2,000	1,982
Milos CLO Ltd
Series 2017-DR-1A, 2.88%, (3 Month USD LIBOR + 2.75%), 10/21/30 (b)	1,750	1,746
OHA Loan Funding, Ltd.
Series 2016-DR-1A, 3.13%, (3 Month USD LIBOR + 3.00%), 01/20/33 (b)	3,250	3,252
Palmer Square Loan Funding Ltd
Series 2015-CR2-2A, 2.88%, (3 Month USD LIBOR + 2.75%), 07/22/30 (b)	2,250	2,239
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 1.21%, (1 Month USD LIBOR + 1.13%), 06/25/33 (b) (d)	37	37
Symphony CLO XXII Ltd
Series 2020-D-22A, 3.28%, (3 Month USD LIBOR + 3.15%), 04/18/33 (b)	2,000	2,009
TICP CLO VII Ltd
Series 2017-DR-7A, 3.33%, (3 Month USD LIBOR + 3.20%), 04/15/33 (b)	1,000	1,001
TICP CLO XV Ltd
Series 2020-D-15A, 3.28%, (3 Month USD LIBOR + 3.15%), 04/20/33 (b)	500	501
Trestles CLO III Ltd
Series 2020-D-3A, 3.38%, (3 Month USD LIBOR + 3.25%), 01/20/33 (b)	1,000	1,000
Trinitas CLO Ltd
Series 2021-D-16A, 3.43%, (3 Month USD LIBOR + 3.30%), 07/20/34 (b)	1,500	1,491
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	825	919
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.43%, 03/15/47 (b)	6,974	168
Interest Only, Series 2014-XA-C21, REMIC, 1.17%, 08/15/47 (b)	11,408	259
Total Non-U.S. Government Agency Asset-Backed Securities (cost $44,442)		44,387
SHORT TERM INVESTMENTS 29.5%
Investment Companies 15.8%
JNL Government Money Market Fund, 0.01% (p) (q)	136,376	136,376
U.S. Treasury Bill 12.8%
Treasury, United States Department of
0.01%, 12/02/21 (r) (s)	44,200	44,197
0.05%, 03/24/22 (s)	66,865	66,850
		111,047
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund, 0.01% (p) (q)	8,131	8,131
Total Short Term Investments (cost $255,556)		255,554
Total Investments 117.0% (cost $1,011,813)		1,013,859
Other Derivative Instruments (0.1)%		(462)
Other Assets and Liabilities, Net (16.9)%		(147,014)
Total Net Assets 100.0%		866,383

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $154,783.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $198,407 and 22.9% of the Fund.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(e) Non-income producing security.

(f) As of September 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) All or a portion of the security was on loan as of September 30, 2021.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(n) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

(r) All or a portion of the security is pledged or segregated as collateral.

(s) The coupon rate represents the yield to maturity.

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	02/25/21	1,005	1,005	0.1
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	02/17/21	124	119	—
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28	12/09/20	789	809	0.1
Accor, 2.63% (callable at 100, 01/30/25)	11/05/20	305	334	0.1
AFFLELOU, 4.25%, 05/19/26	07/09/21	212	208	—
Allied Universal Holdco LLC, 3.63%, 06/01/28	07/09/21	213	205	—
Altice Finco S.A., 4.75%, 01/15/28	02/17/21	189	176	—
Altice France Holding S.A., 4.00%, 02/15/28	02/17/21	321	305	—
Ashland Services B.V., 2.00%, 01/30/28	02/17/21	153	149	—
Atlantia S.p.A., 1.88%, 07/13/27	02/17/21	207	205	—
Autostrade per l'italia S.P.A., 1.88%, 09/26/29	02/17/21	416	411	0.1
Avis Budget Car Rental LLC, 4.75%, 01/30/26	02/18/21	157	154	—
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/08/21	567	549	0.1
Banco Santander, S.A., 7.50% (callable at 100, 02/08/24)	11/05/19	832	875	0.1
Banijay Group, 6.50%, 03/01/26	12/14/20	308	308	0.1
Bellis Acquisition Company PLC, 3.25%, 02/16/26	09/24/21	135	132	—
Carnival Corporation, 10.13%, 02/01/26	02/17/21	204	199	—
Carnival Corporation, 7.63%, 03/01/26	02/17/21	202	200	—
Casino, Guichard-Perrachon, 4.50%, 03/07/24	02/17/21	358	350	0.1
Centurion Bidco S.P.A., 5.88%, 09/30/26	02/17/21	201	194	—
CMA CGM, 7.50%, 01/15/26	02/18/21	354	352	0.1
Country Garden Holdings Company Limited, 4.80%, 08/06/30	02/22/21	391	363	0.1
CPI Property Group, 4.88% (callable at 100, 08/18/26)	02/17/21	126	122	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	04/26/21	308	298	—
DKT Finance ApS, 7.00%, 06/17/23	07/21/21	120	118	—
Dresdner Bank AG, 7.00% (callable at 100, 04/09/25)	08/18/20	405	435	0.1
Dufry One B.V., 2.00%, 02/15/27	11/04/20	422	441	0.1
EG Global Finance PLC, 4.38%, 02/07/25	02/17/21	453	434	0.1
Electricite de France, 6.00% (callable at 100, 01/29/26)	09/24/21	305	298	—
Emirates NBD Bank PJSC, 6.13% (callable at 100, 03/20/25)	08/06/20	1,183	1,195	0.2
Encore Capital Group, Inc., 5.38%, 02/15/26	02/17/21	416	411	0.1
Faurecia, 3.75%, 06/15/28	02/17/21	126	120	—
House of HR, 7.50%, 01/15/27	02/17/21	251	246	—
Iceland Bondco PLC, 4.63%, 03/15/25	02/17/21	257	232	—
Infineon Technologies AG, 3.63% (callable at 100, 01/01/28)	02/17/21	132	128	—
International Game Technology PLC, 3.50%, 06/15/26	09/24/21	145	142	—
Intrum AB, 3.00%, 09/15/27	02/17/21	494	485	0.1
IPD 3 B.V., 5.50%, 12/01/25	02/17/21	156	151	—
Jaguar Land Rover Automotive PLC, 4.50%, 01/15/26	02/17/21	209	199	—
Kapla Holding, 3.38%, 12/15/26	02/17/21	258	250	—
Kronos International, Inc., 3.75%, 09/15/25	02/17/21	202	194	—
La Financiere de l'Europe, 4.00%, 05/15/24	02/17/21	205	199	—
LeasePlan Corporation N.V., 7.38% (callable at 100, 05/29/24)	02/17/21	261	259	—
Leviathan Bond Ltd, 6.13%, 06/30/25	02/24/21	388	384	0.1
Leviathan Bond Ltd, 6.50%, 06/30/27	05/04/21	337	335	0.1
Loxama, 5.75%, 07/15/27	02/18/21	207	205	—
Maxeda DIY Holding B.V., 5.88%, 10/01/26	02/17/21	355	338	0.1
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	259	243	—
National Express Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	207	202	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
New World Development Company Limited, 4.13%, 07/18/29	08/12/20	325	320	0.1
Next PLC, 3.63%, 05/18/28	09/25/18	394	442	0.1
Nidda BondCo GmbH, 5.00%, 09/30/25	02/18/21	306	288	—
Ockenfels Group GmbH & Co. KG, 5.25%, 04/30/29	06/23/21	159	156	—
Ontex Group, 3.50%, 07/15/26	09/24/21	171	168	—
Panther BF Aggregator 2 LP, 4.38%, 05/15/26	02/17/21	155	150	—
Paprec Holding, 4.00%, 03/31/25	02/17/21	207	200	—
Paysafe Limited, 3.00%, 06/15/29	08/20/21	190	184	—
PCF GmbH, 4.75%, 04/15/26	06/23/21	189	186	—
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	310	311	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	259	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	47	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	25	—
Petroleos Mexicanos, 4.75%, 02/26/29	02/17/21	314	298	—
Pinnacle Bidco Plc, 6.38%, 02/15/25	11/05/20	492	550	0.1
Platin 1426 GmbH, 5.38%, 06/15/23	02/17/21	151	146	—
Playtech PLC, 4.25%, 03/07/26	02/17/21	149	142	—
PLT VII Finance S.a r.l., 4.63%, 01/05/26	09/24/21	121	119	—
Premier Foods Finance PLC, 3.50%, 10/15/26	09/24/21	138	136	—
Renault, 2.00%, 09/28/26	02/17/21	121	115	—
Repsol International Finance B.V., 4.25% (callable at 100, 09/11/28)	02/17/21	306	292	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	176	—
Rolls-Royce Group PLC, 5.75%, 10/15/27	01/22/21	451	449	0.1
Samhallsbyggnadsbolaget i Norden AB, 2.62% (callable at 100, 01/30/25)	08/20/21	119	116	—
Sappi Papier Holding GmbH, 3.63%, 03/15/28	07/01/21	119	119	—
SAZKA Group a.s., 3.88%, 02/15/27	02/18/21	249	241	—
Schaeffler AG, 3.38%, 10/12/28	02/17/21	266	259	—
Schoeller Packaging B.V., 6.38%, 11/01/24	02/23/21	126	120	—
Scientific Games International, Inc., 5.50%, 02/15/26	02/18/21	211	208	—
SGL Carbon SE, 4.63%, 09/30/24	02/17/21	157	153	—
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	825	852	0.1
Sofima Holding S.P.A., 3.75%, 01/15/28	02/17/21	206	198	—
SoftBank Group Corp, 4.00%, 09/19/29	02/17/21	205	179	—
Spa Holdings 3 Oy, 3.63%, 02/04/28	04/29/21	123	118	—
Summer (BC) Holdco B S.a r.l., 5.75%, 10/31/26	06/18/21	124	121	—
Sunshine Mid B.V., 6.50%, 05/15/26	02/17/21	204	197	—
Telefonica Europe B.V., 3.88% (callable at 100, 06/22/26)	02/17/21	129	125	—
Tendam Brands Sa., 5.25%, 09/15/24	02/17/21	148	149	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	311	292	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	12/14/20	217	210	—
The Commercial Bank (P.S.Q.C.), 4.50% (callable at 100, 03/03/26)	06/09/21	202	203	—
The State Oil Company of the Azerbaijan Republic, 6.95%, 03/18/30	05/04/21	371	369	0.1
TI Automotive Finance PLC, 3.75%, 04/15/29	06/23/21	122	117	—
TK Elevator Holdco GmbH, 6.63%, 07/15/28	02/17/21	369	354	0.1
Trivium Packaging Finance B.V., 3.75%, 08/15/26	08/20/21	120	118	—
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,157	1,211	0.2
UniCredit S.p.A., 8.00% (callable at 100, 06/03/24)	11/05/19	209	219	—
United Group B.V., 3.63%, 02/15/28	02/17/21	367	345	0.1
Victoria P.L.C., 3.75%, 03/15/28	04/29/21	148	143	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	02/18/21	311	295	—
Vivion Investments S.à r.l., 3.00%, 08/08/24	02/18/21	354	338	0.1
Volkswagen International Finance N.V., 3.88% (callable at 100, 06/17/29)	02/17/21	131	128	—
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	03/10/21	117	115	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	02/17/21	506	482	0.1
		30,882	28,919	3.3

JNL/Neuberger Berman Strategic Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Pro Mach Group, Inc. - 2021 Delayed Draw Term Loan	47	(1)
TricorBraun Holdings, Inc. - 2021 Delayed Draw Term Loan	39	-
	86	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(46)	December 2021	EUR	(7,938)	18	148
United States 10 Year Note	(839)	December 2021		(111,613)	(118)	1,193
United States 10 Year Ultra Bond	(603)	December 2021		(88,763)	(104)	1,177
United States 5 Year Note	(555)	January 2022		(68,552)	(48)	430
United States Long Bond	(29)	December 2021		(4,709)	(3)	92
United States Ultra Bond	(73)	December 2021		(14,304)	9	357
					(246)	3,397

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.EM.35 (Q)	1.00	06/20/26	8,345	268	3	53

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	11/03/21	BRL	2,680	490	(18)
BRL/USD	JPM	11/03/21	BRL	963	176	(5)
CLP/USD	GSC	10/07/21	CLP	1,843,585	2,273	(88)
CLP/USD	GSC	11/08/21	CLP	1,843,585	2,266	(23)
COP/USD	GSC	10/07/21	COP	7,009,820	1,841	(1)
COP/USD	GSC	11/08/21	COP	7,009,820	1,836	12
COP/USD	JPM	12/15/21	COP	958,581	250	1
CZK/EUR	CGM	12/15/21	EUR	(191)	(221)	1
CZK/EUR	GSC	12/15/21	EUR	(472)	(548)	2
EGP/USD	GSC	05/25/22	EGP	11,092	661	18
EUR/CZK	GSC	12/15/21	CZK	(7,069)	(322)	1
EUR/CZK	JPM	12/15/21	CZK	(4,967)	(226)	(1)
EUR/GBP	GSC	10/20/21	GBP	(120)	(162)	1
EUR/HUF	CGM	12/15/21	HUF	(120,505)	(387)	13
EUR/HUF	SSB	12/15/21	HUF	(43,859)	(141)	4
EUR/PLN	JPM	12/15/21	PLN	(889)	(223)	2
EUR/RON	GSC	10/06/21	RON	(2,466)	(577)	—
EUR/USD	CIT	10/04/21	EUR	591	684	(7)
EUR/USD	JPM	10/04/21	EUR	905	1,049	(18)
EUR/USD	JPM	10/04/21	EUR	21	25	—
EUR/USD	SSB	10/04/21	EUR	260	301	(5)
EUR/USD	SSB	10/20/21	EUR	3,607	4,180	(102)
EUR/USD	JPM	11/03/21	EUR	165	190	(2)
EUR/USD	JPM	11/03/21	EUR	61	71	—
GBP/USD	CGM	10/20/21	GBP	292	393	(8)
HUF/EUR	JPM	12/15/21	EUR	(317)	(367)	(6)
HUF/EUR	JPM	12/15/21	EUR	(68)	(79)	—
HUF/EUR	SSB	12/15/21	EUR	(331)	(384)	(5)
IDR/USD	CGM	10/26/21	IDR	3,607,637	252	2
IDR/USD	SCB	10/26/21	IDR	5,907,593	412	8
INR/USD	CGM	12/13/21	INR	41,285	552	(3)
KRW/USD	CGM	10/01/21	KRW	649,533	549	(9)
KRW/USD	GSC	10/07/21	KRW	690,175	583	(10)
KRW/USD	CGM	10/27/21	KRW	649,532	548	(6)
KRW/USD	GSC	11/08/21	KRW	690,175	583	1
KZT/USD	GSC	03/31/22	KZT	165,798	373	(1)
MXN/USD	GSC	10/07/21	MXN	59,218	2,868	(61)
MXN/USD	CIT	12/15/21	MXN	10,688	512	(17)
PEN/USD	GSC	12/15/21	PEN	1,689	407	(3)
PLN/EUR	CGM	12/15/21	EUR	(191)	(222)	(4)
PLN/EUR	GSC	01/21/22	EUR	(7)	(8)	—
RON/EUR	GSC	10/06/21	EUR	(496)	(574)	3
RON/EUR	GSC	04/06/22	EUR	(491)	(571)	—
RUB/USD	GSC	12/15/21	RUB	38,015	515	4
RUB/USD	SCB	12/15/21	RUB	7,350	100	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
SGD/USD	GSC	12/13/21	SGD	547	403	(5)
THB/USD	GSC	10/25/21	THB	3,401	100	—
TRY/USD	JPM	12/22/21	TRY	2,278	246	(5)
UAH/USD	CGM	12/09/21	UAH	10,648	392	14
USD/BRL	GSC	11/03/21	BRL	(779)	(142)	3
USD/BRL	JPM	11/03/21	BRL	(1,960)	(358)	12
USD/CLP	GSC	10/07/21	CLP	(1,843,585)	(2,273)	20
USD/CLP	CIT	12/15/21	CLP	(138,675)	(170)	5
USD/CLP	GSC	12/15/21	CLP	(182,833)	(224)	6
USD/CNY	CGM	10/08/21	CNY	(4,190)	(648)	(2)
USD/CNY	SSB	10/08/21	CNY	(457)	(71)	—
USD/COP	GSC	10/07/21	COP	(7,009,820)	(1,841)	(13)
USD/EUR	JPM	10/04/21	EUR	(1,443)	(1,672)	25
USD/EUR	SSB	10/04/21	EUR	(335)	(388)	7
USD/EUR	SSB	10/20/21	EUR	(12,264)	(14,211)	347
USD/EUR	CIT	11/03/21	EUR	(425)	(493)	5
USD/EUR	JPM	11/03/21	EUR	(48)	(55)	—
USD/GBP	CGM	10/20/21	GBP	(1,861)	(2,508)	54
USD/GBP	CIT	10/20/21	GBP	(784)	(1,056)	23
USD/IDR	GSC	10/26/21	IDR	(4,257,754)	(297)	—
USD/KRW	CGM	10/01/21	KRW	(649,532)	(549)	6
USD/KRW	GSC	10/07/21	KRW	(690,175)	(583)	(1)
USD/KRW	JPM	10/27/21	KRW	(179,158)	(151)	—
USD/MXN	GSC	10/07/21	MXN	(59,218)	(2,868)	101
USD/MXN	GSC	12/15/21	MXN	(4,681)	(224)	5
USD/MXN	SSB	12/15/21	MXN	(5,109)	(245)	9
USD/PHP	CGM	12/07/21	PHP	(8,903)	(174)	2
USD/PHP	CIT	12/07/21	PHP	(11,519)	(225)	4
USD/RUB	CGM	12/15/21	RUB	(7,094)	(96)	—
USD/THB	GSC	10/25/21	THB	(21,645)	(640)	12
USD/TRY	GSC	12/22/21	TRY	(3,941)	(425)	8
USD/TRY	JPM	12/22/21	TRY	(1,299)	(140)	—
USD/TRY	SCB	12/22/21	TRY	(1,890)	(204)	9
USD/ZAR	CIT	10/01/21	ZAR	(2,225)	(148)	—
USD/ZAR	GSC	10/01/21	ZAR	(1,159)	(77)	3
USD/ZAR	JPM	10/01/21	ZAR	(5,681)	(377)	(5)
USD/ZAR	JPM	10/01/21	ZAR	(2,991)	(199)	9
USD/ZAR	SSB	10/01/21	ZAR	(10,105)	(671)	21
ZAR/USD	CIT	10/01/21	ZAR	4,485	298	(8)
ZAR/USD	GSC	10/01/21	ZAR	10,680	709	(12)
ZAR/USD	JPM	10/01/21	ZAR	292	19	(1)
ZAR/USD	SSB	10/01/21	ZAR	6,705	445	(15)
ZAR/USD	CIT	12/15/21	ZAR	2,225	146	—
					(11,717)	313

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (E)	GSC	11/22/21	56,536	—	(323)
SPDR Bloomberg Short Term High Yield Bond ETF (E)	3M LIBOR +0.00% (E)	GSC	02/04/28	16,808	—	(23)
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (E)	JPM	12/03/21	24,643	—	(129)
					—	(475)
INDEX
Neuberger Short Duration High Yield Alpha Index (Q)	3M LIBOR +0.00% (Q)	GSC	02/15/29	7,456	—	43

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Basket Swap Agreements
Recieving Return of Reference Entity[2]	Counterparty	Rate Paid by Fund[2]	Expiration	Notional[1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Corporate Bonds and Notes (E)	JPM	Federal Funds Effective Rate +0.54% (M)	02/24/28	(14,253)	(14,779)	(100)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Coupon	Expiration	Shares/Par[1]	Value ($)
Reference Entity – Corporate Bonds and Notes
Consumer Services
Altice France Holding S.A (b)(d)	8.13%	02/01/27	389	419
DISH DBS Corporation	5.90%	11/15/24	221	238
Frontier Communications Parent, Inc. (b)(d)	5.90%	10/15/27	220	234
Live Nation Entertainment, Inc (b)	4.75%	10/15/27	381	388
Radiate HoldCo, LLC) (a)	4.50%	09/15/26	344	355
				1,634
Consumer Discretionary
Carnival Corporation (b)(d)	7.63%	03/01/26	389	414
Carvana Co (b)	5.50%	04/15/27	341	349
Eldorado Resorts, Inc. (b)	6.25%	07/01/25	328	345
Golden Entertainment, Inc. (a)	7.63%	04/15/26	220	233
Life Time, Inc.	5.75%	01/15/26	263	272
NCL Corporation Ltd. (b)	3.63%	12/15/24	246	234
Scientific Games International, Inc. (b)(d)	8.63%	07/01/25	316	343
Six Flags Operations Inc. (b)	4.88%	07/31/24	232	234
				2,424
Consumer Staples
Legends Hospitality Holding Company, LLC	5.00%	02/01/26	224	230
Energy
Antero Midstream Partners LP (b)	7.88%	05/15/26	388	425
Ascent Resources - Utica, LLC (b)	7.00%	11/01/26	151	156
Blue Racer Midstream, LLC	7.63%	12/15/25	220	237
Buckeye Partners, L.P. (b)	4.13%	03/01/25	417	432
CSL Capital, LLC	7.13%	12/15/24	268	276
EQM Midstream Partners, LP (b)	6.50%	07/01/27	209	236
Enlink Midstream, LLC	5.63%	01/15/28	146	156
New Fortress Energy Inc. (b)	6.50%	09/30/26	347	332
NuStar Logistics, L.P.	5.75%	10/01/25	145	157
Range Resources Corporation	9.25%	02/01/26	244	266
TechnipFMC PLC (b)	6.50%	02/01/26	252	270
				2,943
Financials
Alliant Holdings Intermediate, LLC (a)(b)	6.75%	10/15/27	262	272
Global Aviation Leasing Co., Ltd. (b)(c)(e)(f)	7.25%	09/15/24	356	351
Onemain Finance Corporation	3.50%	01/15/27	159	159
Trivium Packaging Finance B.V. (d)	8.50%	08/15/27	142	152
USA Compression Finance Corp.	6.88%	04/01/26	149	155
				1,089
Health Care
Community Health Systems, Inc. (b)	5.63%	03/15/27	328	343
Raptor Acq/Raptor Co-Iss	4.88%	11/01/26	235	240
Tenet Healthcare Corporation (b)	6.25%	02/01/27	223	232

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Coupon	Expiration	Shares/Par[1]	Value ($)
US Acute Care Solutions	6.38%	03/01/26	151	159
				974
Industrials
American Airlines Group Inc. (b)	3.75%	03/01/25	254	228
APX Group, Inc. (a)(b)	6.75%	02/15/27	403	428
Garda World Security Corporation (a)(b)	4.63%	02/15/27	311	311
Harsco Corporation (b)	5.75%	07/31/27	221	230
Prime Security Services Borrower, LLC (a)(b)	6.25%	01/15/28	327	338
Spirit AeroSystems, Inc. (b)	7.50%	04/15/28	220	233
TransDigm Inc. (a)	7.50%	03/15/27	219	231
TK Elevator U.S. Newco, Inc.	5.25%	07/15/27	333	350
United Airlines Pass Through Certificates, Series	4.38%	04/15/27	419	431
				2,780
Information Technology
Presidio Holdings, Inc. (b)	4.88%	02/01/27	265	275
Materials
BCPE Empire Holdings Inc (b)	7.63%	05/01/27	154	154
First Quantum Minerals Ltd (b)	6.88%	10/15/27	253	267
Hudbay Minerals Inc. (d)	4.50%	04/01/26	316	313
SPA Holdings 3	4.88%	02/04/28	233	236
				970
Real Estate
Iron Mountain Incorporated (b)	4.88%	09/15/27	416	431
RHP Hotel Properties, LP	4.75%	10/15/27	231	239
Service Properties Trust	4.35%	01/01/24	312	318
				988
Utilities
Vistra Operations Company LLC (b)	5.00%	07/31/27	457	472
Total Reference Entity – Corporate Bonds and Notes				14,779

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	336,295	—	336,295
Corporate Bonds And Notes	—	312,540	—	312,540
Senior Floating Rate Instruments	—	64,968	115	65,083
Non-U.S. Government Agency Asset-Backed Securities	—	44,387	—	44,387
Short Term Investments	144,507	111,047	—	255,554
	144,507	869,237	115	1,013,859
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(1)	—	(1)
	—	(1)	—	(1)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3,397	—	—	3,397
Centrally Cleared Credit Default Swap Agreements	—	53	—	53
Open Forward Foreign Currency Contracts	—	783	—	783
OTC Total Return Swap Agreements	43	—	—	43
	3,440	836	—	4,276
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(470)	—	(470)
OTC Total Return Swap Agreements	(575)	—	—	(575)
	(575)	(470)	—	(1,045)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 40.1%
Mortgage-Backed Securities 25.4%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/48	160	170
4.00%, 09/01/48 - 07/01/50	10,113	10,835
2.50%, 02/01/51	21,946	22,734
Federal National Mortgage Association, Inc.
TBA, 2.00%, 12/15/36 (a)	2,000	2,053
4.00%, 03/01/47 - 07/01/50	7,358	7,883
3.50%, 03/01/48 - 02/01/50	6,513	6,914
3.00%, 03/01/50	5,217	5,497
TBA, 4.00%, 10/15/51 - 11/15/51 (a)	226,600	242,916
TBA, 4.50%, 10/15/51 (a)	6,700	7,246
TBA, 2.50%, 12/15/51 (a)	12,200	12,526
TBA, 3.00%, 12/15/51 (a)	26,500	27,661
TBA, 3.50%, 12/15/51 (a)	80,000	84,719
		431,154
U.S. Treasury Inflation Indexed Securities 5.3%
Treasury, United States Department of
0.13%, 10/15/24 - 07/15/30 (b)	14,158	15,436
0.38%, 01/15/27 - 07/15/27 (b)	1,046	1,156
0.75%, 07/15/28 - 02/15/45 (b)	13,163	15,389
0.88%, 01/15/29 - 02/15/47 (b)	11,996	14,258
0.25%, 07/15/29 - 02/15/50 (b)	21,888	24,392
2.13%, 02/15/40 - 02/15/41 (b)	502	751
0.63%, 02/15/43 (b)	356	424
1.38%, 02/15/44 (b)	469	643
1.00%, 02/15/46 - 02/15/49 (b)	13,386	17,829
		90,278
U.S. Treasury Note 5.1%
Treasury, United States Department of
2.25%, 10/31/24 (c)	37,000	38,931
2.63%, 01/31/26	16,700	17,953
1.63%, 08/15/29	28,600	29,136
		86,020
Sovereign 4.2%
Abu Dhabi, Government of
3.88%, 04/16/50 (d)	700	801
Buenos Aires City S.A.
39.12%, (BADLAR + 5.00%), 01/23/22, ARS (e)	12,302	63
37.39%, (BADLAR + 3.25%), 03/29/24, ARS (e)	61,987	288
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (d)	7,960	2,169
6.35%, 08/12/28, PEN (f)	383	96
6.35%, 08/12/28, PEN (d)	5,301	1,324
5.94%, 02/12/29, PEN (d)	2,416	587
5.94%, 02/12/29, PEN	5,932	1,440
6.95%, 08/12/31, PEN (d)	2,291	575
6.15%, 08/12/32, PEN	8,032	1,888
6.15%, 08/12/32, PEN (d)	1,361	320
5.40%, 08/12/34, PEN (d)	2,155	450
5.35%, 08/12/40, PEN (d)	1,522	294
Gobierno de la Provincia de Buenos Aires
37.96%, (BADLAR + 3.83%), 05/31/22, ARS (e)	20,024	99
37.85%, (BADLAR + 3.75%), 04/12/25, ARS (e) (f)	6,440	28
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (d)	200	227
6.13%, 06/01/50 (d)	200	231
Government of the Republic of Serbia
3.13%, 05/15/27, EUR (d)	554	705
Ministry of Defence State of Israel
3.80%, 05/13/60 (f)	2,434	2,706
4.50%, 04/03/20	700	880
Ministry of Diwan Amiri Affairs
5.10%, 04/23/48 (d)	200	265
4.40%, 04/16/50 (d)	1,200	1,462
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (f) (g) (h) (i)	300	16
Presidencia De La Nacion
36.14%, (BADLAR + 2.00%), 04/03/22, ARS (e)	77,405	413
34.12%, (BADLAR), 10/04/22, ARS (e)	154	1
15.50%, 10/17/26, ARS	63,437	124
1.00%, 07/09/29	563	206
0.50%, 07/09/30 (j)	6,961	2,398
1.13%, 07/09/35 - 07/09/46 (j)	4,464	1,425
2.00%, 01/09/38 (j)	3,720	1,432
2.50%, 07/09/41 (j)	2,665	969
Republica Bolivariana de Venezuela
0.00%, 05/07/23 - 12/09/49 (f) (g) (h) (i)	5,970	610
Romania, Government of
1.75%, 07/13/30, EUR (d)	100	113
South Africa, Parliament of
10.50%, 12/21/27, ZAR	377,200	28,113
4.85%, 09/30/29	1,000	1,028
8.00%, 01/31/30, ZAR	10,200	630
8.25%, 03/31/32, ZAR	12,200	725
8.88%, 02/28/35, ZAR	8,800	519
8.75%, 02/28/49, ZAR	5,800	317
5.75%, 09/30/49	1,000	953
Turkiye Cumhuriyeti Basbakanlik
7.25%, 12/23/23	400	425
5.60%, 11/14/24	2,800	2,829
4.25%, 03/13/25	4,000	3,872
4.63%, 03/31/25, EUR	1,500	1,784
7.63%, 04/26/29	2,130	2,268
5.25%, 03/13/30	3,400	3,132
5.75%, 05/11/47	800	661
		71,861
Treasury Inflation Indexed Securities 0.1%
Presidencia De La Nacion
0.00%, 12/31/21 - 03/31/22, ARS (k) (l)	343,529	2,131
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 07/01/23 - 07/01/41 (g) (h)	410	374
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	36
Total Government And Agency Obligations (cost $688,876)		681,854
CORPORATE BONDS AND NOTES 32.5%
Financials 12.7%
Ally Financial Inc.
8.00%, 11/01/31	406	586
Aviation Capital Group LLC
2.88%, 01/20/22 (d)	120	121
Avolon Holdings Funding Limited
2.53%, 11/18/27 (d)	2,605	2,562
Banco Bradesco S.A.
2.85%, 01/27/23 (d) (m)	565	574
Banco de Credito del Peru
4.65%, 09/17/24, PEN (d)	1,800	428
Barclays PLC
6.38%, (100, 12/15/25), GBP (f) (n)	3,480	5,170
7.13%, (100, 06/15/25), GBP (n) (o)	600	904
7.25%, (100, 03/15/23), GBP (f) (n) (o)	2,900	4,164
7.75%, (100, 09/15/23) (n) (o)	5,700	6,206
7.88%, (100, 03/15/22) (f) (n) (o)	400	410
7.88%, (100, 09/15/22), GBP (f) (n) (o)	200	284
7.63%, 11/21/22	220	236
4.97%, 05/16/29 (o)	200	233
BGC Partners, Inc.
3.75%, 10/01/24 (p)	162	172
BTG Pactual Holding S.A.
4.50%, 01/10/25 (d)	500	513
China Construction Bank (New Zealand) Limited
0.87%, (3 Month USD LIBOR + 0.75%), 12/20/21 (e) (f)	1,900	1,900
Credit Suisse AG
3.00%, 11/12/21, CHF (o)	800	921

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Credit Suisse Group AG
6.25%, (100, 12/18/24) (d) (n) (o)	200	216
7.13%, (100, 07/29/22) (f) (n) (o)	200	208
7.25%, (100, 09/12/25) (d) (n)	200	222
7.50%, (100, 07/17/23) (f) (n)	3,300	3,526
7.50%, (100, 07/17/23) (d) (n)	1,100	1,176
7.50%, (100, 12/11/23) (d) (n) (o)	2,600	2,841
6.50%, 08/08/23 (f)	200	219
6.50%, 08/08/23 (d) (o)	1,800	1,971
3.09%, 05/14/32 (d)	1,250	1,281
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	10,393	10,404
3.96%, 11/26/25	6,550	7,083
3.04%, 05/28/32 (o)	9,500	9,630
Export-Import Bank of India
1.15%, (3 Month USD LIBOR + 1.02%), 03/28/22 (e)	2,600	2,603
Fairfax Financial Holdings Limited
4.85%, 04/17/28	56	64
4.63%, 04/29/30	176	198
Ford Motor Credit Company LLC
3.81%, 10/12/21	820	820
0.00%, (3 Month EURIBOR + 0.37%), 12/01/21, EUR (e)	600	694
5.60%, 01/07/22	1,300	1,316
3.22%, 01/09/22	1,100	1,105
3.34%, 03/28/22	2,000	2,015
2.98%, 08/03/22	400	404
3.55%, 10/07/22	928	945
3.09%, 01/09/23	1,700	1,725
1.36%, (3 Month USD LIBOR + 1.24%), 02/15/23 (e)	1,100	1,097
4.14%, 02/15/23	1,300	1,336
3.10%, 05/04/23	200	203
3.81%, 01/09/24	300	310
2.75%, 06/14/24, GBP	1,900	2,586
1.74%, 07/19/24, EUR	800	937
0.15%, (3 Month EURIBOR + 0.70%), 12/01/24, EUR (e)	100	114
5.13%, 06/16/25	4,800	5,215
3.25%, 09/15/25, EUR	1,100	1,356
3.38%, 11/13/25	8,300	8,544
2.33%, 11/25/25, EUR	1,700	2,023
4.13%, 08/17/27	1,000	1,061
HSBC Holdings PLC
4.70%, (100, 03/09/31) (n) (o)	9,600	9,736
4.75%, (100, 07/04/29), EUR (f) (n) (o)	1,060	1,354
5.88%, (100, 09/28/26), GBP (n) (o)	400	590
6.00%, (100, 09/29/23), EUR (f) (n) (o)	200	250
6.50%, (100, 03/23/28) (n) (o)	610	689
3.97%, 05/22/30	600	663
2.85%, 06/04/31 (o)	5,040	5,166
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
0.87%, (3 Month USD LIBOR + 0.75%), 12/21/21 (e) (f)	1,000	1,000
ING Groep N.V.
4.88%, (100, 05/16/29) (f) (n) (o)	3,424	3,570
5.75%, (100, 11/16/26) (n) (o)	800	879
6.88%, (100, 04/16/22) (f) (n) (o)	200	205
Intesa Sanpaolo S.p.A.
7.75%, (100, 01/11/27), EUR (f) (n) (o)	8,300	11,717
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (e) (f) (n) (o)	1,600	2,028
6.75%, (100, 06/27/26) (n) (o)	8,500	9,775
7.50%, (100, 09/27/25) (n) (o)	1,500	1,724
7.63%, (100, 06/27/23), GBP (f) (n) (o)	1,650	2,394
7.88%, (100, 06/27/29), GBP (f) (n) (o)	1,800	3,089
Nationwide Building Society
10.25%, GBP (n)	445	1,166
4.30%, 03/08/29 (d)	1,600	1,794
NatWest Group PLC
6.00%, (100, 12/29/25) (n) (o)	5,884	6,597
NatWest Markets PLC
8.00%, (100, 08/10/25) (n) (o)	300	355
Navient Corporation
6.50%, 06/15/22	1,199	1,238
Owl Rock Capital Corporation
2.88%, 06/11/28	4,600	4,601
Rio Oil Finance Trust
9.25%, 07/06/24 (f) (j)	103	113
8.20%, 04/06/28 (d)	236	274
Santander UK Group Holdings PLC
6.75%, (100, 06/24/24), GBP (f) (n) (o)	2,780	4,106
7.38%, (100, 06/24/22), GBP (f) (n) (o)	600	836
3.82%, 11/03/28 (o)	1,800	1,966
Sitka Holdings, LLC
5.25%, (3 Month USD LIBOR + 4.50%), 07/06/26 (d) (e)	975	981
SLM Corporation
5.50%, 01/25/23	1,590	1,662
Societe Generale
6.75%, (100, 04/06/28) (d) (n)	200	225
7.38%, (100, 10/04/23) (d) (n) (o)	900	975
7.88%, (100, 12/18/23) (d) (n) (o)	200	221
Springleaf Finance Corporation
6.13%, 05/15/22 - 03/15/24	5,775	5,938
5.63%, 03/15/23	2,745	2,889
State Bank of India
4.00%, 01/24/22 (d)	1,550	1,565
Stichting AK Rabobank Certificaten II
2.19%, EUR (e) (f) (j) (n)	2,714	4,516
Syngenta Finance N.V.
4.89%, 04/24/25 (d) (p)	943	1,032
5.18%, 04/24/28 (d) (p)	200	225
The Charles Schwab Corporation
5.38%, (100, 06/01/25) (n)	287	319
The Royal Bank of Scotland Group Public Limited Company
4.89%, 05/18/29 (o)	200	233
5.08%, 01/27/30 (o)	2,800	3,308
4.45%, 05/08/30 (o)	2,000	2,294
UniCredit S.p.A.
9.25%, (100, 06/03/22), EUR (n) (o)	300	365
7.83%, 12/04/23 (d)	6,140	6,997
Voyager Aviation Holdings, LLC
8.50%, 05/09/26 (d)	766	698
Wells Fargo & Company
3.90%, (100, 03/15/26) (n)	3,300	3,397
		216,547
Consumer Discretionary 4.0%
AA Bond Co Limited
2.88%, 01/31/22, GBP (f) (j)	200	270
Colt Merger Sub, Inc.
5.75%, 07/01/25 (d)	4,236	4,464
Eldorado Resorts, Inc.
6.25%, 07/01/25 (d)	900	948
Expedia Group, Inc.
6.25%, 05/01/25 (d)	356	410
4.63%, 08/01/27 (p)	1,400	1,588
GLP Financing, LLC
5.25%, 06/01/25	54	60
5.30%, 01/15/29	268	311
Hilton Domestic Operating Company Inc.
4.00%, 05/01/31 (d)	9,000	9,174
Hyatt Hotels Corporation
3.12%, (3 Month USD LIBOR + 3.00%), 09/01/22 (e) (p)	1,000	1,001
InterContinental Hotels Group PLC
2.13%, 05/15/27, EUR (f)	1,400	1,737
Las Vegas Sands Corp.
3.90%, 08/08/29	1,300	1,325
Marriott International, Inc.
4.63%, 06/15/30 (p)	66	75
MGM China Holdings Limited
5.88%, 05/15/26 (d)	1,200	1,224
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	131	196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Nissan Motor Acceptance Corporation
1.02%, (3 Month USD LIBOR + 0.89%), 01/13/22 (d) (e)	26	26
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (d)	2,000	2,126
2.65%, 03/17/26, EUR (d)	5,000	6,279
4.35%, 09/17/27 (d)	4,300	4,726
4.81%, 09/17/30 (d)	300	337
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (d)	954	1,066
11.50%, 06/01/25 (d)	2,424	2,763
Sands China Ltd.
5.13%, 08/08/25 (p)	6,033	6,495
3.80%, 01/08/26 (p)	400	413
5.40%, 08/08/28 (p)	2,000	2,211
4.38%, 06/18/30 (p)	1,600	1,672
The Gap, Inc.
8.63%, 05/15/25 (d)	1,442	1,575
Vail Resorts, Inc.
6.25%, 05/15/25 (d)	92	97
Wyndham Destinations, Inc.
4.25%, 03/01/22	10	10
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	4,875	4,974
5.25%, 05/15/27 (d) (m)	4,300	4,343
Wynn Macau, Limited
5.13%, 12/15/29 (d)	1,400	1,325
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (d)	4,600	4,851
		68,072
Communication Services 3.6%
Altice Financing S.A.
5.75%, 08/15/29 (d)	1,275	1,235
Altice France Holding S.A.
8.13%, 02/01/27 (d)	300	323
AT&T Inc.
3.65%, 06/01/51	300	306
3.85%, 06/01/60	220	226
CenturyLink, Inc.
4.00%, 02/15/27 (d)	176	180
Charter Communications Operating, LLC
4.80%, 03/01/50	438	492
4.40%, 12/01/61	3,600	3,738
iHeartCommunications, Inc.
6.38%, 05/01/26	1,100	1,158
Intelsat (Luxembourg) S.A.
0.00%, 06/01/49 (g) (h)	618	3
Intelsat Connect Finance S.A.
0.00%, 02/15/23 (d) (g) (h)	200	50
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (g) (h)	3,661	2,035
8.00%, 02/15/24 (d)	1,543	1,583
0.00%, 10/15/24 - 07/15/25 (d) (g) (h)	9,286	5,256
Level 3 Financing, Inc.
3.88%, 11/15/29 (d)	1,350	1,443
Netflix, Inc.
5.50%, 02/15/22	1,072	1,090
3.63%, 05/15/27 - 06/15/30, EUR (f)	9,311	12,883
4.63%, 05/15/29, EUR (f)	500	725
3.88%, 11/15/29, EUR (f)	809	1,133
5.38%, 11/15/29 (d)	118	143
4.88%, 06/15/30 (d)	300	353
Sprint Corporation
6.00%, 11/15/22	100	105
7.88%, 09/15/23	15,367	17,174
7.13%, 06/15/24	1,600	1,822
7.63%, 03/01/26	47	57
Univision Communications Inc.
5.13%, 02/15/25 (d)	635	645
9.50%, 05/01/25 (d)	205	222
Windstream Escrow, LLC
7.75%, 08/15/28 (d)	6,439	6,721
		61,101
Utilities 2.5%
Pacific Gas And Electric Company
3.25%, 06/15/23	2,792	2,866
4.25%, 08/01/23 - 03/15/46	5,580	5,757
3.40%, 08/15/24	721	748
3.50%, 06/15/25 (m)	577	602
3.45%, 07/01/25	963	1,006
2.95%, 03/01/26	690	708
3.30%, 03/15/27 - 12/01/27	1,347	1,390
3.00%, 06/15/28	3,343	3,402
3.75%, 07/01/28 - 08/15/42	1,014	1,056
4.55%, 07/01/30	7,254	7,845
4.50%, 07/01/40 - 12/15/41	888	904
4.45%, 04/15/42	237	236
4.60%, 06/15/43	108	108
4.75%, 02/15/44	209	214
4.30%, 03/15/45 (m)	11,143	10,991
4.00%, 12/01/46	30	29
3.95%, 12/01/47	700	673
4.95%, 07/01/50	3,529	3,739
Southern California Edison Company
4.88%, 03/01/49	500	598
		42,872
Health Care 2.5%
Centene Corporation
4.25%, 12/15/27	164	172
2.45%, 07/15/28	3,900	3,920
Community Health Systems, Inc.
6.63%, 02/15/25 (d)	11,793	12,343
8.00%, 03/15/26 (d)	1,134	1,203
5.63%, 03/15/27 (d)	4,746	4,973
4.75%, 02/15/31 (d)	1,300	1,308
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (d)	6,500	6,874
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (d)	113	119
7.25%, 02/01/28 (d)	278	298
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (d)	5,000	5,362
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (d) (m)	3,700	4,003
Teva Pharmaceutical Finance Netherlands II B.V.
3.25%, 04/15/22, EUR	400	465
6.00%, 01/31/25, EUR (f)	300	376
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	760	766
		42,182
Energy 2.2%
Enable Midstream Partners, LP
4.95%, 05/15/28	57	64
Gaz Capital S.A.
2.95%, 01/24/24, EUR (f)	4,380	5,335
4.95%, 03/23/27 (f)	800	886
Gaz Finance PLC
3.00%, 06/29/27 (f)	200	203
2.95%, 01/27/29 (d)	6,400	6,320
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (f)	8	8
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (f) (g) (h) (i)	1,290	68
Petroleos Mexicanos
2.75%, 04/21/27, EUR (f)	100	109
Petróleos Mexicanos
6.49%, 01/23/27	180	190
6.50%, 03/13/27 - 01/23/29	5,745	5,913
5.35%, 02/12/28	2,804	2,764
6.84%, 01/23/30	2,796	2,881
5.95%, 01/28/31 (m)	1,180	1,143
7.69%, 01/23/50	270	255
6.95%, 01/28/60	1,514	1,323
Qatar Petroleum
3.13%, 07/12/41 (d)	2,700	2,702
3.30%, 07/12/51 (d)	2,700	2,731

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (f)	2,400	2,448
Sinopec Group Overseas Development (2017) Limited
2.50%, 09/13/22 (f)	700	711
Topaz Solar Farms LLC
4.88%, 09/30/39 (d)	67	72
5.75%, 09/30/39 (d)	717	854
Transocean Guardian Limited
5.88%, 01/15/24 (d)	25	25
Transocean Inc
7.25%, 11/01/25 (d)	150	125
7.50%, 01/15/26 (d)	259	210
8.00%, 02/01/27 (d)	340	267
Valaris Limited
8.25%, 04/30/28 (d) (q)	16	16
Valaris PLC
8.25%, 04/30/28 (q)	21	22
Western Midstream Operating, LP
2.23%, (3 Month USD LIBOR + 0.85%), 01/13/23 (e) (p)	124	124
		37,769
Industrials 1.7%
Air Canada
4.63%, 08/15/29, CAD (d)	3,200	2,520
Bombardier Inc.
7.50%, 03/15/25 (d)	31	32
7.88%, 04/15/27 (d)	515	534
Cellnex Finance Company, S.A.
3.88%, 07/07/41 (d)	6,000	5,978
DAE Funding LLC
5.25%, 11/15/21 (d)	1,119	1,120
Delta Air Lines, Inc.
7.00%, 05/01/25 (d)	1,113	1,300
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (d)	736	758
General Electric Capital Corporation
6.88%, 01/10/39	5	7
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 12/15/21) (e) (n)	1,468	1,434
Park Aerospace Holdings Limited
4.50%, 03/15/23 (d)	4,325	4,523
Rolls-Royce Group PLC
5.75%, 10/15/27, GBP (f)	200	299
The Boeing Company
5.04%, 05/01/27 (p)	793	912
5.15%, 05/01/30 (p)	1,285	1,508
5.71%, 05/01/40 (p)	1,929	2,446
5.81%, 05/01/50 (p)	1,497	1,999
5.93%, 05/01/60 (p)	2,230	3,045
TransDigm Inc.
5.50%, 11/15/27	114	117
Triumph Group, Inc.
6.25%, 09/15/24 (d)	121	121
United Airlines Pass Through Trust
4.38%, 04/15/26 (d)	300	308
		28,961
Information Technology 1.4%
Broadcom Inc.
3.88%, 01/15/27	1,745	1,918
4.11%, 09/15/28	1,494	1,664
5.00%, 04/15/30	26	30
4.15%, 11/15/30	819	907
2.45%, 02/15/31 (d)	1,400	1,359
4.30%, 11/15/32	859	962
2.60%, 02/15/33 (d)	2,000	1,934
3.42%, 04/15/33 (d)	300	311
3.47%, 04/15/34 (d)	2,845	2,940
3.50%, 02/15/41 (d)	1,800	1,788
3.75%, 02/15/51 (d)	700	699
Citrix Systems, Inc.
3.30%, 03/01/30	192	196
Commscope Finance LLC
8.25%, 03/01/27 (d)	8,000	8,382
Leidos, Inc.
4.38%, 05/15/30 (p)	58	66
Oracle Corporation
4.00%, 07/15/46	66	70
3.85%, 04/01/60	234	238
PTC Inc.
3.63%, 02/15/25 (d)	90	92
		23,556
Real Estate 1.0%
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (d)	5,000	5,137
EPR Properties
4.75%, 12/15/26	32	35
4.95%, 04/15/28	90	99
Kennedy Wilson Europe Real Est PLC
3.95%, 06/30/22, GBP (f)	1,661	2,278
3.25%, 11/12/25, EUR (f)	3,000	3,736
MPT Operating Partnership, L.P.
3.69%, 06/05/28, GBP	300	431
Newmark Group, Inc.
6.13%, 11/15/23 (p)	262	284
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	194
Physicians Realty L.P.
3.95%, 01/15/28	56	61
Sabra Health Care Limited Partnership
4.80%, 06/01/24	63	68
3.90%, 10/15/29	46	48
Starwood Property Trust, Inc.
5.00%, 12/15/21	44	44
Uniti Group Inc.
7.88%, 02/15/25 (d)	3,171	3,350
6.50%, 02/15/29 (d) (m)	507	522
		16,287
Consumer Staples 0.8%
Kraft Heinz Foods Company
3.88%, 05/15/27	1,353	1,476
4.25%, 03/01/31	5,357	6,048
5.50%, 06/01/50	4,430	5,838
		13,362
Materials 0.1%
Vale Overseas Ltd
6.25%, 08/10/26	370	437
6.88%, 11/21/36 - 11/10/39	420	565
		1,002
Sovereign 0.0%
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (d)	200	215
Total Corporate Bonds And Notes (cost $539,272)		551,926
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.1%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 0.34%, (1 Month USD LIBOR + 0.26%), 09/25/36 (e) (j)	10,117	9,937
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 1.11%, (1 Month USD LIBOR + 1.02%), 04/25/34 (e) (j)	5,355	5,270
Alba PLC
Series 2006-D-2, 0.53%, (3 Month GBP LIBOR + 0.46%), 12/15/38, GBP (e) (f)	1,307	1,645
Alternative Loan Trust
Series 2005-B1-J4, REMIC, 2.11%, (1 Month USD LIBOR + 2.03%), 07/25/35 (e) (j)	3,223	3,237
Series 2005-A3-38, REMIC, 0.79%, (1 Month USD LIBOR + 0.70%), 09/25/35 (e) (j)	305	288
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	899	846
Series 2005-2A3A-AR1, REMIC, 0.79%, (1 Month USD LIBOR + 0.70%), 10/25/35 (e) (j)	9,221	8,530
Series 2005-1A1-59, REMIC, 0.74%, (1 Month USD LIBOR + 0.66%), 11/20/35 (e) (j)	2,051	1,963
Series 2005-A1-81, REMIC, 0.65%, (1 Month USD LIBOR + 0.56%), 02/25/36 (e) (j)	969	856

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,201	2,463
Series 2006-1A1A-OA17, REMIC, 0.48%, (1 Month USD LIBOR + 0.39%), 12/20/46 (e) (j)	1,875	1,669
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	2,035	2,029
Ameriquest Mortgage Securities Inc.
Series 2004-A4-R2, REMIC, 0.87%, (1 Month USD LIBOR + 0.78%), 04/25/34 (e) (j)	12	12
ASSURANT CLO I LTD
Series 2017-A-1A, 1.38%, (3 Month USD LIBOR + 1.25%), 10/22/29 (e)	2,100	2,101
Atrium XII LLC
Series AR-12A, 0.97%, (3 Month USD LIBOR + 0.83%), 04/22/27 (e)	5,043	5,044
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 0.57%, (3 Month USD LIBOR + 0.45%), 10/11/42 (d) (e)	7,899	6,865
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, REMIC, 1.28%, (1 Month USD LIBOR + 1.20%), 03/15/34 (e)	7,010	7,010
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 0.76%, (1 Month USD LIBOR + 0.68%), 02/20/35 (e) (j)	4,631	4,570
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	420	431
BBCMS Trust
Series 2018-D-RRI, REMIC, 2.13%, (1 Month USD LIBOR + 2.05%), 02/15/33 (e)	373	374
Series 2018-E-RRI, REMIC, 3.18%, (1 Month USD LIBOR + 3.10%), 02/15/33 (e)	2,600	2,611
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (e)	4,223	2,914
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 0.63%, (1 Month USD LIBOR + 0.54%), 10/25/35 (e) (j)	3,403	3,326
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (e)	6,296	1,221
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 0.33%, (1 Month USD LIBOR + 0.24%), 07/25/36 (e) (j)	7,130	6,187
CBAM 2018-5 Ltd
Series 2018-A-5A, 1.15%, (3 Month USD LIBOR + 1.02%), 04/17/31 (e)	1,100	1,100
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 0.39%, (1 Month USD LIBOR + 0.15%), 10/25/36 (e) (j)	6,998	6,634
Chevy Chase Funding LLC
Series 2004-A1-1A, REMIC, 0.36%, (1 Month USD LIBOR + 0.28%), 01/25/35 (d) (e) (j)	393	385
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,359	807
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, REMIC, 2.86%, 01/12/23	345	349
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,923
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	3,574	3,647
Series 2013-1A4-2, REMIC, 2.70%, 11/25/37 (e)	5,421	4,834
COMM Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	235	242
Commonbond Student Loan Trust
Series 2020-A-AGS, 1.98%, 08/25/50	5,755	5,822
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,281	1,631
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.13%, 08/26/36 (e)	2,654	2,628
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 1.18%, (3 Month USD LIBOR + 1.05%), 10/26/27 (d) (e)	3,055	3,055
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 2.42%, 06/26/36 (e)	2,820	2,520
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	551	408
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 0.25%, (1 Month USD LIBOR + 0.16%), 05/25/33 (e) (j)	100	99
Series 2006-2A4-20, REMIC, 0.32%, (1 Month USD LIBOR + 0.23%), 09/25/35 (e) (j)	14,200	13,217
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 05/25/35 (e) (j)	1,233	1,214
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 1.36%, (1 Month USD LIBOR + 1.28%), 07/25/34 (e) (j)	819	803
Series 2004-M4-AB2, REMIC, 1.36%, (1 Month USD LIBOR + 1.28%), 11/25/34 (e) (j)	2,266	1,948
Series 2005-MV6-7, REMIC, 1.29%, (1 Month USD LIBOR + 1.20%), 08/25/35 (e) (j)	4,000	3,904
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 04/25/46 (e) (j)	3,096	2,833
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (e)	819	825
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 1.06%, (1 Month USD LIBOR + 0.98%), 01/25/36 (e) (j)	5,905	5,620
Eurosail PLC
Series 2007-A3A-6NCX, 0.77%, (3 Month GBP LIBOR + 0.70%), 09/13/45, GBP (e) (f)	43	57
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 0.62%, (3 Month GBP LIBOR + 0.55%), 06/13/45, GBP (e) (f)	11,954	15,059
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 1.17%, (1 Month USD LIBOR + 1.08%), 07/17/23 (e)	12,833	12,869
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 01/25/37 (e) (j)	16,665	10,688
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 1.10%, (3 Month USD LIBOR + 0.97%), 10/15/30 (e)	7,000	7,003
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 0.78%, (1 Month USD LIBOR + 0.69%), 10/25/35 (e) (j)	8,610	8,392
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 0.63%, (1 Month USD LIBOR + 0.54%), 03/25/36 (e) (j)	3,412	2,050
GS Mortgage Securities Corporation Trust 2019-BOCA
Series 2019-E-BOCA, 2.22%, (1 Month USD LIBOR + 2.14%), 06/15/38 (e)	3,650	3,639
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 5.19%, 04/28/37 (e)	23,904	9,576
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 06/25/34 (e)	4,951	4,341
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (e) (j)	2,993	3,040
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 0.48%, (1 Month USD LIBOR + 0.40%), 07/21/36 (e) (j)	4,676	2,951
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22	358	350
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.10%, (SONIA + 1.05%), 05/25/53, GBP (d) (e) (j)	6,776	9,171
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 1.89%, (3 Month USD LIBOR + 1.76%), 05/23/39 (e)	10,626	10,586
ican fund
Series 2000-2A-1, REMIC, 0.73%, (1 Month USD LIBOR + 0.64%), 03/25/30 (e)	1,393	1,287
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 3.01%, 06/25/36 (e)	2,536	2,061
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 05/25/35 (e)	1,091	720
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 10/25/36 (e) (j)	1,341	1,293

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 1.17%, (1 Month USD LIBOR + 1.08%), 07/25/35 (e)	9,000	8,890
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (e)	2,600	2,855
LP Credit Card ABS Master Trust
Series 2018-A-1, 1.64%, (1 Month USD LIBOR + 1.55%), 08/20/24 (e) (j)	375	375
Mansard Mortgages PLC
Series 2006-B1-1X, 1.18%, (3 Month GBP LIBOR + 1.10%), 10/15/48, GBP (e) (f)	4,515	5,935
Marlette Funding Trust
Series 2019-A-2A, 3.13%, 11/15/21	17	17
MASTR Adjustable Rate Mortgages Trust
Series 2004-M2-11, REMIC, 1.69%, (1 Month USD LIBOR + 1.60%), 11/25/34 (e) (j)	1,909	1,950
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 0.99%, (1 Month USD LIBOR + 0.90%), 01/25/35 (e) (j)	7,806	7,768
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (d) (j)	1,221	1,096
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,932
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 3.76%, 07/28/48 (e)	5,779	5,828
Navient Funding, LLC
Series 2006-A5-B, REMIC, 0.39%, (3 Month USD LIBOR + 0.27%), 03/15/22 (e)	1,926	1,894
Newgate Funding PLC
Series 2007-A3-2X, 0.23%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (e) (f)	4,715	6,141
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 03/25/37 (e) (j)	42,643	19,760
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 0.93%, (3 Month USD LIBOR + 0.80%), 02/22/28 (e)	3,824	3,824
Palmer Square Loan Funding Ltd
Series 2018-A1-4A, 1.02%, (3 Month USD LIBOR + 0.90%), 11/16/26 (d) (e)	62	62
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 1.12%, (1 Month USD LIBOR + 1.04%), 05/25/35 (e) (j)	4,461	4,204
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 0.94%, (1 Month USD LIBOR + 0.86%), 08/25/35 (e) (j)	6,035	6,025
PFP 2019-6, Ltd.
Series 2019-A-6, 1.14%, (1 Month USD LIBOR + 1.05%), 04/16/37 (e) (j)	1,735	1,733
Popular ABS Mortgage Pass-Through Trust
Series 2007-A2-A, REMIC, 0.34%, (1 Month USD LIBOR + 0.25%), 06/25/37 (e) (j)	1,162	1,146
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month USD LIBOR + 0.60%), 04/25/37 (e)	1,136	1,136
Ripon Mortgages PLC
Series B1-1X, 1.27%, (3 Month GBP LIBOR + 1.20%), 08/20/56, GBP (e) (f) (j)	3,000	4,053
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 0.88%, (1 Month USD LIBOR + 0.80%), 03/25/35 (e) (j)	948	909
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 0.73%, (1 Month USD LIBOR + 0.65%), 01/25/35 (e) (j)	520	509
Series 2005-M2-FR3, REMIC, 1.06%, (1 Month USD LIBOR + 0.98%), 04/25/35 (e) (j)	1,409	1,104
Series 2006-M3-OP1, REMIC, 0.70%, (1 Month USD LIBOR + 0.62%), 10/25/35 (e) (j)	12,525	12,356
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 0.79%, (1 Month USD LIBOR + 0.71%), 10/25/35 (e) (j)	4,975	4,661
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (j)	1,278	1,271
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 0.93%, (1 Month USD LIBOR + 0.84%), 08/25/35 (e) (j)	8,000	7,614
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 0.39%, (1 Month USD LIBOR + 0.30%), 06/25/37 (e) (j)	21,419	14,119
Stratton Mortgage Funding 2020-1 PLC
Series 2020-C-1, 2.05%, (SONIA + 2.00%), 03/12/52, GBP (e) (f) (j)	3,200	4,386
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 0.29%, (1 Month USD LIBOR + 0.20%), 06/25/37 (e) (j)	16,936	13,381
Terwin Mortgage Trust
Series 2006-A2-9HGA, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 10/25/37 (e) (j)	113	113
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, REMIC, 1.00%, (3 Month USD LIBOR + 0.87%), 10/15/27 (e)	489	489
Tralee CLO V Ltd
Series 2018-A1-5A, 1.24%, (3 Month USD LIBOR + 1.11%), 10/20/28 (d) (e)	467	467
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 1.69%, (3 Month USD LIBOR + 1.57%), 09/20/39 (e)	2,333	2,245
UBS-Barclays Commercial Mortgage Trust
Series 2012-A3-C4, REMIC, 2.53%, 12/12/45	747	751
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	2,504	2,789
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	108	109
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	1,024	1,048
WaMu Asset-Backed Certificates
Series 2005-3M2-WL1, REMIC, 0.87%, (1 Month USD LIBOR + 0.78%), 06/25/45 (e) (j)	3,610	3,547
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 0.34%, (1 Month USD LIBOR + 0.25%), 04/25/37 (e) (j)	37,391	18,541
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 2.91%, 09/25/35 (e)	1,742	1,747
Series 2007-4A2-OA3, REMIC, 0.79%, (12 Month Treasury Average + 0.70%), 04/25/47 (e)	1,370	1,193
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, REMIC, 0.93%, (1 Month USD LIBOR + 0.85%), 12/15/31 (e) (j)	3,065	3,015
Series 2017-B-HSDB, REMIC, 1.18%, (1 Month USD LIBOR + 1.10%), 12/15/31 (e) (j)	2,542	2,418
Series 2017-D-HSDB, REMIC, 1.93%, (1 Month USD LIBOR + 1.84%), 12/15/31 (e) (j)	178	160
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-AR7, REMIC, 2.77%, 12/25/37 (e)	853	829
WFRBS Commercial Mortgage Trust
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	452	465
WhiteHorse X, Ltd.
Series 2015-A1R-10A, 1.06%, (3 Month USD LIBOR + 0.93%), 04/19/27 (d) (e)	34	34
Total Non-U.S. Government Agency Asset-Backed Securities (cost $443,278)		443,874
SENIOR FLOATING RATE INSTRUMENTS 7.5%
Industrials 2.9%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (e) (r)	3,300	3,410
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (e)	1,800	1,860
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan , 7.75%, (3 Month USD LIBOR + 6.75%), 11/28/23 (e)	7,034	7,128
2020 2nd Lien PIK Term Loan , 11.75%, (3 Month USD LIBOR + 10.75%), 04/28/24 (e)	147	144

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
TransDigm, Inc.
2020 Term Loan F, 2.33%, (1 Month USD LIBOR + 2.25%), 06/09/23 (e)	3,980	3,930
2020 Term Loan , 2.33%, (3 Month USD LIBOR + 2.25%), 08/22/24 (e)	3,482	3,443
2020 Term Loan E, 2.33%, (1 Month USD LIBOR + 2.25%), 05/30/25 (e)	8,158	8,056
Uber Technologies, Inc.
2021 1st Lien Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 04/04/25 (e)	4,974	4,973
2021 Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 02/16/27 (e)	12,751	12,740
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (e)	3,383	3,404
		49,088
Communication Services 1.7%
Altice France S.A.
2018 Term Loan B13, 4.12%, (3 Month USD LIBOR + 4.00%), 07/13/26 (e)	2,369	2,359
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (e)	4,252	4,277
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 08/08/26 (e)	196	192
iHeartCommunications, Inc.
2020 Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 05/01/26 (e)	4,382	4,348
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 10/13/22 (e) (r)	614	617
2021 DIP Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/13/22 (e)	3,068	3,086
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (e)	4,153	4,199
PUG LLC
USD Term Loan , 3.58%, (1 Month USD LIBOR + 3.50%), 01/31/27 (e)	96	94
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (e)	320	320
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (e)	7,373	7,360
Windstream Services, LLC
2020 Exit Term Loan B, 7.25%, (1 Month USD LIBOR + 6.25%), 08/24/27 (e)	556	558
Zayo Group Holdings, Inc.
USD Term Loan , 3.08%, (1 Month USD LIBOR + 3.00%), 02/18/27 (e)	1,158	1,147
		28,557
Consumer Discretionary 0.9%
Aramark Services, Inc.
2018 Term Loan B3, 1.83%, (1 Month USD LIBOR + 1.75%), 03/01/25 (e)	93	91
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 12/23/24 (e)	10,804	10,734
2020 Term Loan B1, 3.58%, (3 Month USD LIBOR + 3.50%), 06/19/25 (e)	697	697
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (e)	792	787
PetSmart, Inc.
2021 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.75%), 12/31/24 (e)	3,500	3,505
Wyndham Hotels & Resorts, Inc.
Term Loan B, 1.83%, (3 Month USD LIBOR + 1.75%), 03/29/25 (e)	97	97
		15,911
Financials 0.9%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1 Month USD LIBOR + 1.75%), 01/15/25 (e)	31	31
Term Loan , 2.25%, (3 Month USD LIBOR + 1.50%), 02/05/27 (e)	33	33
Ineos Finance PLC
2017 EUR Term Loan B, 0.00%, (3 Month EURIBOR + 2.00%), 03/31/24, EUR (e) (r)	10,000	11,523
2017 EUR Term Loan B, 2.50%, (3 Month EURIBOR + 2.00%), 03/31/24, EUR (e)	2,909	3,352
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 06/28/24 (e) (i)	21	12
2020 Take Back Term Loan, 3.00%, (1 Month USD LIBOR + 1.00%), 06/30/25 (e)	64	29
		14,980
Health Care 0.8%
Bausch Health Companies Inc.
Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 11/26/25 (e)	139	138
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 09/27/25 (e)	5,202	4,616
Medline Industries, Inc.
Term Loan , 0.00%, 08/04/22 (r) (s)	7,800	—
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (e)	57	56
Parexel International Corporation
Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 08/06/24 (e)	8,205	8,198
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 11/09/25 (e)	87	86
		13,094
Information Technology 0.3%
CommScope, Inc.
2019 Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 02/07/26 (e)	295	293
MH Sub I, LLC
2017 1st Lien Term Loan, 3.58%, (3 Month USD LIBOR + 3.50%), 08/09/24 (e)	4,974	4,957
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.83%, (1 Month USD LIBOR + 1.75%), 02/27/25 (e)	120	118
SS&C Technologies Inc.
2018 Term Loan B3, 1.83%, (1 Month USD LIBOR + 1.75%), 02/27/25 (e)	169	167
		5,535
Consumer Staples 0.0%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (e)	448	449
Real Estate 0.0%
Forest City Enterprises L.P.
2019 Term Loan B, 3.58%, (3 Month USD LIBOR + 3.50%), 12/13/25 (e)	140	138
Materials 0.0%
Axalta Coating Systems US Holdings Inc.
Term Loan, 1.90%, (3 Month USD LIBOR + 1.75%), 06/01/24 (e)	25	25
Energy 0.0%
Westmoreland Coal Company
PIK Term Loan, 15.00%, (3 Month USD LIBOR + 15.00%), 03/15/29 (e)	63	13
Westmoreland Mining Holdings
Term Loan, 9.25%, (3 Month USD LIBOR + 8.25%), 03/15/22 (e) (i)	3	3
		16
Total Senior Floating Rate Instruments (cost $127,244)		127,793
COMMON STOCKS 0.8%
Communication Services 0.4%
Clear Channel Outdoor Holdings, Inc. (g)	515	1,396
iHeartMedia, Inc. (g) (s)	91	2,053
iHeartMedia, Inc. - Class A (g)	124	3,115
		6,564
Consumer Discretionary 0.2%
NMG Parent LLC (g) (i)	32	3,471

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Energy 0.1%
Noble Finance Corp. (g) (i)	19	479
Noble Finance Corp. (g) (m)	44	1,204
Valaris Limited (g)	3	108
Westmoreland Coal Company (g) (s)	1	—
		1,791
Financials 0.1%
Voyager Common Shares (g) (s)	—	—
Voyager Preferred Units (g) (s)	2	695
		695
Real Estate 0.0%
Uniti Group Inc. (g)	55	675
Total Common Stocks (cost $9,398)		13,196
RIGHTS 0.2%
Windstream Services, LLC (g) (s)	109	2,612
Total Rights (cost $947)		2,612
SHORT TERM INVESTMENTS 15.1%
U.S. Treasury Bill 14.7%
Treasury, United States Department of
0.01%, 12/02/21 (k)	18,000	17,999
0.04%, 01/04/22 (k)	55,900	55,895
0.04%, 01/18/22 (k)	59,600	59,593
0.04%, 01/25/22 (k)	10,000	9,999
0.05%, 01/27/22 (c) (k)	6,400	6,399
0.06%, 02/03/22 (c) (k)	10,100	10,098
0.00%, 02/10/22 (c) (k)	2,100	2,100
0.05%, 02/17/22 (c) (k)	7,200	7,199
0.05%, 02/24/22 (k)	12,400	12,398
0.05%, 03/03/22 (c) (k)	5,000	4,999
0.04%, 03/17/22 (k)	10,500	10,498
0.05%, 03/24/22 (c) (k)	5,000	4,999
0.05%, 03/31/22 (k)	46,800	46,788
		248,964
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.01% (t) (u)	7,230	7,230
Treasury Securities 0.0%
Presidencia De La Nacion
33.91%, 10/29/21, ARS (k)	153,264	769
Total Short Term Investments (cost $257,121)		256,963
Total Investments 122.3% (cost $2,066,136)		2,078,218
Total Securities Sold Short (0.5)% (proceeds $7,974)		(7,984)
Total Purchased Options 0.0% (cost $132)		132
Other Derivative Instruments 0.3%		5,567
Other Assets and Liabilities, Net (22.1)%		(376,887)
Total Net Assets 100.0%		1,699,046

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $377,468.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $220,140 and 13.0% of the Fund.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of September 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(k) The coupon rate represents the yield to maturity.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) All or a portion of the security was on loan as of September 30, 2021.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Convertible security.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.5%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.5%)
Mortgage-Backed Securities (0.5%)
Federal National Mortgage Association, Inc.
TBA, 2.00%, 12/15/50 (a)	(8,000)	(7,984)
Total Government And Agency Obligations (proceeds $7,974)		(7,984)
Total Securities Sold Short (0.5%) (proceeds $7,974)		(7,984)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2021, the total proceeds for investments sold on a delayed delivery basis was $7,974.

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 2.88%, 01/31/22	04/12/18	272	270	—
Alba PLC, Series 2006-D-2, 0.53%, 12/15/38	02/19/20	1,610	1,645	0.1
Barclays PLC, 6.38% (callable at 100, 12/15/25)	07/13/20	4,510	5,170	0.3
Barclays PLC, 7.25% (callable at 100, 03/15/23)	01/26/18	4,017	4,164	0.3
Barclays PLC, 7.88% (callable at 100, 03/15/22)	12/10/19	407	410	—
Barclays PLC, 7.88% (callable at 100, 09/15/22)	06/30/21	293	284	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China Construction Bank (New Zealand) Limited, 0.87%, 12/20/21	12/19/19	1,899	1,900	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	09/19/19	129	96	—
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	12/12/19	205	208	—
Credit Suisse Group AG, 7.50% (callable at 100, 07/17/23)	06/10/21	3,548	3,526	0.2
Credit Suisse Group AG, 6.50%, 08/08/23	01/25/18	209	219	—
Eurosail PLC, Series 2007-A3A-6NCX, 0.77%, 09/13/45	10/15/18	55	57	—
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 0.62%, 06/13/45	09/02/20	13,798	15,059	0.9
Gaz Capital S.A., 2.95%, 01/24/24	01/16/19	5,004	5,335	0.3
Gaz Capital S.A., 4.95%, 03/23/27	01/20/21	897	886	0.1
Gaz Finance PLC, 3.00%, 06/29/27	02/03/21	205	203	—
Gobierno de la Provincia de Buenos Aires, 37.85%, 04/12/25	09/19/19	45	28	—
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	12/05/18	1,085	1,354	0.1
HSBC Holdings PLC, 6.00% (callable at 100, 09/29/23)	12/10/18	233	250	—
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 0.87%, 12/21/21	12/19/19	999	1,000	0.1
ING Groep N.V., 4.88% (callable at 100, 05/16/29)	01/14/21	3,505	3,570	0.2
ING Groep N.V., 6.88% (callable at 100, 04/16/22)	02/03/20	204	205	—
InterContinental Hotels Group PLC, 2.13%, 05/15/27	02/19/20	1,619	1,737	0.1
Intesa Sanpaolo S.p.A., 7.75% (callable at 100, 01/11/27)	01/07/21	12,096	11,717	0.7
Kennedy Wilson Europe Real Est PLC, 3.95%, 06/30/22	02/23/18	2,343	2,278	0.1
Kennedy Wilson Europe Real Est PLC, 3.25%, 11/12/25	02/22/18	3,749	3,736	0.2
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	02/05/20	2,046	2,028	0.1
Lloyds Banking Group PLC, 7.63% (callable at 100, 06/27/23)	12/05/18	2,144	2,394	0.1
Lloyds Banking Group PLC, 7.88% (callable at 100, 06/27/29)	04/10/18	2,964	3,089	0.2
Mansard Mortgages PLC, Series 2006-B1-1X, 1.18%, 10/15/48	02/19/20	5,720	5,935	0.4
Ministry of Defence State of Israel, 3.80%, 05/13/60	05/12/20	2,834	2,706	0.2
Netflix, Inc., 3.63%, 05/15/27	09/27/17	832	936	0.1
Netflix, Inc., 4.63%, 05/15/29	10/23/18	574	725	—
Netflix, Inc., 3.88%, 11/15/29	04/24/19	903	1,133	0.1
Netflix, Inc., 3.63%, 06/15/30	10/22/19	11,160	11,947	0.7
Newgate Funding PLC, Series 2007-A3-2X, 0.23%, 12/15/50	11/28/17	6,012	6,141	0.4
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	8	8	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	87	26	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	26	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	16	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	16	—
Petroleos Mexicanos, 2.75%, 04/21/27	06/07/19	102	109	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	190	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	136	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	110	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	37	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	92	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	39	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	6	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	107	113	—
Ripon Mortgages PLC, Series B1-1X, 1.27%, 08/20/56	06/25/20	3,706	4,053	0.2
Rolls-Royce Group PLC, 5.75%, 10/15/27	06/28/21	305	299	—
Santander UK Group Holdings PLC, 6.75% (callable at 100, 06/24/24)	12/05/17	3,800	4,106	0.2
Santander UK Group Holdings PLC, 7.38% (callable at 100, 06/24/22)	01/23/20	838	836	0.1
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	02/26/20	2,430	2,448	0.2
Sinopec Group Overseas Development (2017) Limited, 2.50%, 09/13/22	02/26/20	704	711	—
Stichting AK Rabobank Certificaten II, 2.19%	09/05/19	3,852	4,516	0.3
Stratton Mortgage Funding 2020-1 PLC, Series 2020-C-1, 2.05%, 03/12/52	01/05/21	4,368	4,386	0.3
Teva Pharmaceutical Finance Netherlands II B.V., 6.00%, 01/31/25	11/19/19	332	376	—
		120,454	124,996	7.4

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	December 2021	AUD	35,830	(21)	(437)
Italy Government BTP Bond	218	December 2021	EUR	33,542	(5)	(488)
United States 10 Year Note	788	December 2021		105,242	111	(1,534)
					85	(2,459)
Short Contracts
Euro Bund	(79)	December 2021	EUR	(13,608)	4	226
Long Gilt	(14)	December 2021	GBP	(1,796)	8	60
United States 5 Year Note	(33)	January 2022		(4,078)	(3)	27
United States Long Bond	(282)	December 2021		(46,102)	(35)	1,203

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States Ultra Bond	(271)	December 2021	(54,038)	42	2,260
				16	3,776

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	4.65	(M)	05/10/22	MXN	3,300	—	1
28-Day MEXIBOR (M)	Receiving	4.83	(M)	05/27/22	MXN	300	—	—
28-Day MEXIBOR (M)	Receiving	4.74	(M)	06/03/22	MXN	800	—	—
28-Day MEXIBOR (M)	Receiving	4.58	(M)	06/10/22	MXN	900	—	—
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	5
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	1
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	—	20
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	1
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	2
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	3
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	4
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	1
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	(1)
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	(4)
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	—	(16)
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	(1)
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	(3)
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	(1)
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	(2)
28-Day MEXIBOR (M)	Paying	4.47	(M)	02/27/23	MXN	32,900	1	(36)
28-Day MEXIBOR (M)	Paying	4.52	(M)	02/27/23	MXN	65,900	2	(70)
28-Day MEXIBOR (M)	Paying	4.55	(M)	02/27/23	MXN	278,500	7	(296)
28-Day MEXIBOR (M)	Paying	4.56	(M)	02/27/23	MXN	32,300	1	(34)
28-Day MEXIBOR (M)	Paying	4.57	(M)	02/27/23	MXN	32,900	1	(34)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	210,500	6	(228)
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	2	(190)
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	—	(23)
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	8	(1,103)
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	1	(200)
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	1	(199)
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	2	(339)
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	—	(82)
28-Day MEXIBOR (M)	Paying	5.12	(M)	05/06/25	MXN	400	—	(1)
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/23/25	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/30/25	MXN	400	—	(1)
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	(1)
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	(3)
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	—	(30)
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	1	(49)
3M JIBAR (Q)	Receiving	5.97	(Q)	03/10/26	ZAR	500	—	—
3M JIBAR (Q)	Paying	4.85	(Q)	01/07/26	ZAR	8,500	1	(23)
3M JIBAR (Q)	Paying	4.85	(Q)	01/11/26	ZAR	30,900	2	(77)
3M JIBAR (Q)	Paying	4.92	(Q)	02/01/26	ZAR	21,500	1	(52)
3M JIBAR (Q)	Paying	5.02	(Q)	02/11/26	ZAR	12,200	1	(30)
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/21		1,500	—	18
3M LIBOR (Q)	Receiving	1.00	(S)	06/17/22		10,700	—	70
3M LIBOR (Q)	Receiving	2.50	(S)	12/18/24		2,400	(1)	75
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		1,600	(1)	50
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		11,000	(7)	344
3M LIBOR (Q)	Receiving	1.30	(S)	03/16/25		7,600	(3)	166
3M LIBOR (Q)	Receiving	1.30	(S)	03/18/25		7,600	(3)	166
3M LIBOR (Q)	Receiving	0.93	(S)	05/06/26		3,500	(3)	13
3M LIBOR (Q)	Receiving	0.50	(S)	06/16/26		35,800	(34)	312
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/26		59,100	(56)	2,856
3M LIBOR (Q)	Receiving	1.01	(S)	06/24/26		5,700	(5)	6
3M LIBOR (Q)	Receiving	1.25	(S)	12/15/26		1,200	(1)	20
3M LIBOR (Q)	Receiving	1.74	(S)	12/16/26		13,000	(16)	517
3M LIBOR (Q)	Receiving	1.24	(S)	05/12/28		1,800	(2)	7
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		2,000	(4)	111
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,100	(16)	619

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.00	(S)	12/10/29		1,800	(4)	111
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/29		3,600	(7)	204
3M LIBOR (Q)	Receiving	1.75	(S)	01/15/30		5,900	(12)	353
3M LIBOR (Q)	Receiving	2.00	(S)	02/12/30		3,500	(7)	220
3M LIBOR (Q)	Receiving	2.00	(S)	03/10/30		1,700	(4)	107
3M LIBOR (Q)	Receiving	1.43	(S)	03/17/30		3,800	(8)	214
3M LIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	(4)	172
3M LIBOR (Q)	Receiving	1.25	(S)	06/17/30		69,000	(160)	3,874
3M LIBOR (Q)	Receiving	0.71	(S)	07/28/30		1,700	(4)	86
3M LIBOR (Q)	Receiving	0.75	(S)	06/16/31		33,500	(87)	(95)
3M LIBOR (Q)	Receiving	1.45	(S)	07/16/31		33,100	(85)	284
3M LIBOR (Q)	Receiving	2.00	(S)	01/15/50		500	(2)	71
3M LIBOR (Q)	Receiving	1.63	(S)	01/16/50		900	(2)	120
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50		2,300	(6)	313
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50		11,500	(30)	1,530
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	(12)	599
3M LIBOR (Q)	Receiving	1.25	(S)	06/16/51		4,800	(14)	(277)
3M LIBOR (Q)	Paying	0.50	(S)	06/16/28		19,903	26	71
3M LIBOR (Q)	Paying	1.50	(S)	12/15/28		10,301	15	(161)
3M LIBOR (Q)	Paying	1.00	(S)	12/16/30		14,824	37	(933)
3M LIBOR (Q)	Paying	0.75	(S)	06/16/31		59,600	146	766
3M LIBOR (Q)	Paying	1.59	(S)	02/09/51		12,800	30	(802)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.00	(S)	09/20/28	JPY	12,430,000	(110)	270
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.00	(S)	03/15/29	JPY	7,500,000	(77)	255
6M EURIBOR (S)	Receiving	(0.45)	(A)	12/29/23	EUR	600	—	1
6M EURIBOR (S)	Receiving	(0.43)	(A)	06/28/24	EUR	600	—	1
6M EURIBOR (S)	Receiving	(0.40)	(A)	12/30/24	EUR	300	—	1
6M EURIBOR (S)	Receiving	(0.36)	(A)	06/30/25	EUR	500	—	2
6M EURIBOR (S)	Receiving	(0.33)	(A)	12/30/25	EUR	300	—	1
6M EURIBOR (S)	Receiving	(0.29)	(A)	06/30/26	EUR	100	—	—
6M EURIBOR (S)	Receiving	0.25	(A)	03/16/32	EUR	24,500	(26)	372
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	5	922
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	2	451
BRAZIBOR (A)	Receiving	2.84	(A)	01/03/22	BRL	1,200	—	3
BRAZIBOR (A)	Receiving	2.85	(A)	01/03/22	BRL	1,000	—	3
BRAZIBOR (A)	Receiving	2.86	(A)	01/03/22	BRL	5,000	—	13
BRAZIBOR (A)	Receiving	2.86	(A)	01/03/22	BRL	19,200	—	50
BRAZIBOR (A)	Receiving	2.87	(A)	01/03/22	BRL	1,800	—	5
BRAZIBOR (A)	Receiving	2.87	(A)	01/03/22	BRL	6,100	—	15
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	6,100	—	15
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	9,500	—	24
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	23,500	—	59
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	5,000	—	12
BRAZIBOR (A)	Receiving	2.89	(A)	01/03/22	BRL	7,300	—	18
BRAZIBOR (A)	Receiving	3.36	(A)	01/03/22	BRL	28,400	—	72
BRAZIBOR (A)	Paying	4.04	(A)	01/03/22	BRL	500	—	(1)
BRAZIBOR (A)	Paying	3.98	(A)	01/03/22	BRL	56,200	1	(73)
BRAZIBOR (A)	Paying	3.06	(A)	01/03/22	BRL	114,100	2	(239)
BRAZIBOR (A)	Paying	3.70	(A)	01/03/22	BRL	1,055,500	17	(1,484)
BRAZIBOR (A)	Paying	5.86	(A)	01/02/23	BRL	5,100	—	(29)
BRAZIBOR (A)	Paying	5.84	(A)	01/02/23	BRL	15,200	(1)	(85)
BRAZIBOR (A)	Paying	5.83	(A)	01/02/23	BRL	16,900	(2)	(95)
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(A)	03/16/52	GBP	2,200	21	227
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	1	1
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	1	—
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	34	43
							(440)	9,916

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Airbus Finance B.V. (Q)	1.00	06/20/26	(6,500)	192	1	12
Airbus Finance B.V. (Q)	1.00	06/20/28	(100)	3	—	—
AT&T Inc. (Q)	1.00	12/20/25	(500)	11	—	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
AT&T Inc. (Q)	1.00	06/20/26	(1,000)	21	(1)	6
CDX.EM.28.V3 (Q)	1.00	12/20/22	(19,655)	14	(16)	112
CDX.EM.29.V3 (Q)	1.00	06/20/23	(3,854)	3	(2)	31
CDX.EM.30.V3 (Q)	1.00	12/20/23	(10,528)	(22)	(5)	111
CDX.EM.31.V2 (Q)	1.00	06/20/24	(4,888)	(10)	(1)	53
CDX.EM.32.V3 (Q)	1.00	12/20/24	(1,395)	(7)	—	17
CDX.EM.34 (Q)	1.00	12/20/25	(3,600)	(146)	1	11
CDX.EM.36 (Q)	1.00	12/20/26	(3,800)	(151)	(1)	(17)
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(368)	32	(1)	4
CDX.NA.HY.35 (Q)	5.00	12/20/25	(200)	18	—	1
CDX.NA.HY.36 (Q)	5.00	06/20/26	(79,100)	7,246	(119)	(97)
CDX.NA.HY.37 (Q)	5.00	12/20/26	(22,100)	2,040	(48)	(54)
General Electric Company (Q)	1.00	12/20/23	(200)	3	—	3
General Electric Company (Q)	1.00	06/20/26	(6,000)	85	(4)	14
General Electric Company (Q)	1.00	12/20/26	(600)	7	—	—
ITRAXX.EUR.34 (Q)	1.00	12/20/25	(1,790)	55	—	12
ITRAXX.EUR.36 (Q)	1.00	12/20/26	(2,500)	76	—	(1)
ITRAXX.EXJP.36 (Q)	1.00	12/20/26	(800)	6	1	2
MGM Resorts International (Q)	5.00	06/20/26	(3,000)	372	(6)	(45)
Rolls-Royce Group PLC (Q)	1.00	12/20/25	(7,800)	(219)	58	599
The Boeing Company (Q)	1.00	06/20/23	(4,300)	28	(1)	12
				9,657	(144)	790

JNL/PIMCO Income Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR , 06/28/52	DUB	Call	103.50	06/24/22	600,000	5
3M LIBOR , 06/28/52	DUB	Put	103.50	06/24/22	600,000	127
						132

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/CAD Spot Rate	GSC	Call	CAD	1.27	02/11/22	8,412,000	(141)

Interest Rate Swaptions
3M LIBOR , 10/22/31	CGM	Call		123.50	10/20/21	1,400,000	—
3M LIBOR , 12/01/31	CIT	Call		132.50	11/29/21	1,400,000	(4)
3M LIBOR , 01/04/27	DUB	Call		94.00	12/30/21	34,000,000	(65)
3M LIBOR , 10/05/31	GSC	Call		120.00	10/01/21	2,100,000	—
3M LIBOR , 10/15/31	GSC	Call		123.50	10/13/21	2,000,000	—
3M LIBOR , 10/22/31	CGM	Put		153.50	10/20/21	1,400,000	(10)
3M LIBOR , 12/01/31	CIT	Put		182.50	11/29/21	1,400,000	(5)
3M LIBOR , 01/04/27	DUB	Put		138.00	12/30/21	34,000,000	(99)
3M LIBOR , 10/05/31	GSC	Put		150.00	10/01/21	2,100,000	(10)
3M LIBOR , 10/15/31	GSC	Put		153.50	10/13/21	2,000,000	(12)
							(205)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	11/17/21	AUD	1,459	1,055	(9)
BRL/USD	CIT	10/04/21	BRL	29,606	5,437	(171)
BRL/USD	GSC	10/04/21	BRL	15,168	2,785	(99)
BRL/USD	JPM	10/04/21	BRL	42,065	7,724	(350)
BRL/USD	GSC	11/03/21	BRL	86,838	15,871	(346)
CNY/USD	BOA	10/22/21	CNY	38,595	5,965	4
CNY/USD	GSC	10/22/21	CNY	7,303	1,129	2
CNY/USD	CIT	12/15/21	CNY	6,025	927	—
CNY/USD	GSC	12/15/21	CNY	8,079	1,243	1
EUR/USD	CIT	11/17/21	EUR	10,143	11,759	(274)
GBP/USD	CIT	11/17/21	GBP	5,071	6,833	(125)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
IDR/USD	JPM	11/15/21	IDR	7,350,731	511	(1)
IDR/USD	JPM	11/15/21	IDR	14,704,674	1,023	—
IDR/USD	GSC	12/15/21	IDR	32,521,431	2,256	(4)
INR/USD	BOA	12/15/21	INR	511,229	6,835	(43)
INR/USD	CIT	12/15/21	INR	228,197	3,051	77
INR/USD	JPM	12/15/21	INR	60,439	808	7
MXN/USD	JPM	10/05/21	MXN	305,799	14,813	(69)
MXN/USD	GSC	10/27/21	MXN	370,577	17,891	(565)
MXN/USD	GSC	01/21/22	MXN	305,799	14,582	(424)
PEN/USD	CIT	10/04/21	PEN	14,092	3,409	(255)
PEN/USD	CIT	10/27/21	PEN	5,570	1,346	(78)
PEN/USD	BOA	11/03/21	PEN	215	52	(2)
PEN/USD	CIT	11/23/21	PEN	1,214	293	(2)
PEN/USD	CIT	03/17/22	PEN	14,092	3,377	(25)
RUB/USD	BOA	10/22/21	RUB	714,646	9,785	50
RUB/USD	GSC	10/22/21	RUB	932,342	12,767	189
RUB/USD	BOA	11/22/21	RUB	167,207	2,277	40
RUB/USD	CIT	11/22/21	RUB	243,122	3,310	56
RUB/USD	CSI	11/22/21	RUB	27,326	372	6
RUB/USD	GSC	11/22/21	RUB	403,111	5,488	20
RUB/USD	BOA	12/20/21	RUB	10,584	143	2
RUB/USD	CIT	12/20/21	RUB	6,976	94	—
RUB/USD	GSC	12/20/21	RUB	16,984	229	2
USD/AUD	CIT	11/17/21	AUD	(885)	(640)	6
USD/BRL	GSC	10/04/21	BRL	(86,838)	(15,946)	346
USD/CAD	CIT	11/17/21	CAD	(3,017)	(2,382)	20
USD/CAD	GSC	02/14/22	CAD	(1,973)	(1,558)	76
USD/CHF	GSC	11/17/21	CHF	(728)	(782)	17
USD/EUR	CIT	11/17/21	EUR	(66,295)	(76,859)	1,348
USD/GBP	CIT	11/17/21	GBP	(60,615)	(81,675)	2,386
USD/JPY	CIT	11/17/21	JPY	(336,400)	(3,024)	56
USD/MXN	GSC	10/05/21	MXN	(305,799)	(14,812)	420
USD/MXN	GSC	10/27/21	MXN	(10,885)	(525)	10
USD/PEN	CIT	10/04/21	PEN	(14,092)	(3,408)	21
USD/PEN	BOA	10/19/21	PEN	(3,397)	(821)	49
USD/PEN	CIT	10/19/21	PEN	(998)	(241)	12
USD/PEN	GSC	01/24/22	PEN	(3,732)	(898)	6
USD/PEN	CIT	02/07/22	PEN	(1,309)	(315)	7
USD/PEN	CIT	02/11/22	PEN	(7,437)	(1,787)	170
USD/PEN	CIT	02/14/22	PEN	(7,019)	(1,686)	21
USD/PEN	CIT	03/25/22	PEN	(5,382)	(1,289)	172
USD/PEN	CIT	05/31/22	PEN	(4,237)	(1,008)	17
USD/ZAR	CIT	12/15/21	ZAR	(291,151)	(19,138)	1,020
USD/ZAR	GSC	12/15/21	ZAR	(160,478)	(10,548)	348
USD/ZAR	CIT	02/18/22	ZAR	(20,313)	(1,324)	62
USD/ZAR	CIT	02/25/22	ZAR	(115,371)	(7,509)	321
ZAR/USD	GSC	12/15/21	ZAR	297,807	19,776	(843)
					(62,959)	3,682

JNL/PIMCO Income Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,000	—	56
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,100	—	57
								—	113

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.33.V12 (Q)	CGM	N/A	5.00	12/20/24	(13,708)	2,114	2,282	(168)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	335	(328)	663
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(7,500)	59	(41)	100
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(7,800)	61	60	1
CMBX.NA.AAA.13 (M)	GSC	N/A	0.50	12/16/72	(79,500)	168	(1,365)	1,533
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(9,439)	24	53	(29)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,108)	226	48	178
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.50	1.00	06/20/24	(3,300)	46	(56)	102
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.37	1.00	06/20/23	(300)	4	(3)	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.42	1.00	12/20/23	(2,400)	32	(40)	72
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.24	1.00	12/20/22	(1,000)	9	7	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.57	1.00	12/20/24	(1,500)	22	(12)	34
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.37	1.00	06/20/23	(7,200)	80	(55)	135
Minfin Rossii, FKU (Q)	CGM	0.33	1.00	12/20/22	(6,900)	60	(20)	80
Ministry of Finance of the Russian Federation (Q)	GSC	0.58	1.00	12/20/24	(6,000)	84	30	54
Ministry of Finance of the Russian Federation (Q)	GSC	0.45	1.00	06/20/23	(200)	2	3	(1)
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	0.82	1.00	12/20/22	(4,800)	12	(158)	170
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.90	1.00	06/20/26	(7,200)	(290)	(245)	(45)
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.01	1.00	06/20/23	(400)	—	(25)	25
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.41	1.00	12/20/24	(700)	(9)	(12)	3
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.41	1.00	12/20/24	(500)	(6)	(8)	2
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.90	1.00	06/20/26	(10,600)	(427)	(360)	(67)
South Africa, Parliament of (Q)	CGM	0.93	1.00	06/20/23	(1,500)	3	(76)	79
South Africa, Parliament of (Q)	GSC	1.29	1.00	06/20/24	(600)	(4)	(25)	21
					(233,655)	2,605	(346)	2,951

JNL/PIMCO Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	BOA	10/17/22	11	—	—

INDEX
iBoxx Liquid High Yield Index (Q)	3M LIBOR +0.00% (Q)	BCL	12/20/21	200	—	(1)
iBoxx Liquid High Yield Index (Q)	3M LIBOR +0.00% (Q)	BCL	12/20/21	500	—	(3)
					—	(4)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	681,854	—	681,854
Corporate Bonds And Notes	—	551,926	—	551,926
Non-U.S. Government Agency Asset-Backed Securities	—	443,874	—	443,874
Senior Floating Rate Instruments	—	127,793	—	127,793
Common Stocks	6,498	3,950	2,748	13,196
Rights	—	—	2,612	2,612
Short Term Investments	7,230	249,733	—	256,963
	13,728	2,059,130	5,360	2,078,218
Liabilities - Securities
Government And Agency Obligations	—	(7,984)	—	(7,984)
	—	(7,984)	—	(7,984)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,776	—	—	3,776
Centrally Cleared Interest Rate Swap Agreements	—	17,319	—	17,319
Centrally Cleared Credit Default Swap Agreements	—	1,004	—	1,004
OTC Purchased Options	—	132	—	132
Open Forward Foreign Currency Contracts	—	7,367	—	7,367
OTC Interest Rate Swap Agreements	—	113	—	113
OTC Credit Default Swap Agreements	—	3,261	—	3,261
OTC Total Return Swap Agreements	—	—	—	—
	3,776	29,196	—	32,972

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,459)	—	—	(2,459)
Centrally Cleared Interest Rate Swap Agreements	—	(7,403)	—	(7,403)
Centrally Cleared Credit Default Swap Agreements	—	(214)	—	(214)
OTC Written Options	—	(346)	—	(346)
Open Forward Foreign Currency Contracts	—	(3,685)	—	(3,685)
OTC Credit Default Swap Agreements	—	(310)	—	(310)
OTC Total Return Swap Agreements	—	(4)	—	(4)
	(2,459)	(11,962)	—	(14,421)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 86.7%
Financials 33.0%
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	200	211
4.45%, 04/03/26	600	655
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,315
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	600	643
Ally Financial Inc.
3.05%, 06/05/23	1,900	1,971
1.45%, 10/02/23	1,700	1,726
8.00%, 11/01/31	500	721
American Financial Group, Inc.
3.50%, 08/15/26	900	976
Antares Holdings LP
3.95%, 07/15/26 (a)	300	316
Arch Capital Group Ltd.
3.64%, 06/30/50	615	670
Ares Finance Co. II LLC
3.25%, 06/15/30 (a)	1,200	1,251
Ares Finance Co. III LLC
4.13%, 06/30/51 (a)	500	512
Assured Guaranty US Holdings Inc.
3.60%, 09/15/51	1,700	1,723
Aviation Capital Group LLC
2.88%, 01/20/22 (a)	300	302
3.88%, 05/01/23 (a)	700	730
4.38%, 01/30/24 (a) (b)	200	214
5.50%, 12/15/24 (a)	600	672
3.50%, 11/01/27 (a)	1,532	1,614
Avolon Holdings Funding Limited
5.50%, 01/15/26 (a)	400	448
4.25%, 04/15/26 (a)	700	754
2.53%, 11/18/27 (a)	2,826	2,779
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	783
Banca Monte dei Paschi di Siena S.p.A.
3.63%, 09/24/24, EUR (c)	1,500	1,810
2.63%, 04/28/25, EUR (c)	500	592
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (c) (d) (e)	600	744
1.13%, 09/18/25 (e)	6,800	6,709
Banco do Brasil S.A
4.75%, 03/20/24 (c)	200	213
4.63%, 01/15/25 (a)	300	317
3.25%, 09/30/26 (a)	200	200
Banco General, S.A.
4.13%, 08/07/27 (a)	200	215
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (a) (d)	1,000	1,059
Banco Santander, S.A.
1.85%, 03/25/26	200	202
3.49%, 05/28/30 (e)	4,600	4,925
Banco Santander-Chile
2.70%, 01/10/25 (a)	1,600	1,664
Banco Votorantim S.A.
4.50%, 09/24/24 (c)	1,000	1,044
Bancolombia SA
4.63%, 12/18/29	1,200	1,216
Bank of America Corporation
4.30%, (100, 01/28/25) (d)	2,700	2,760
5.13%, (100, 06/20/24) (d)	1,600	1,697
2.46%, 10/22/25	2,100	2,192
3.82%, 01/20/28	5,000	5,517
3.42%, 12/20/28	631	683
4.27%, 07/23/29	900	1,021
3.97%, 02/07/30	10,100	11,320
1.90%, 07/23/31	400	385
2.69%, 04/22/32	2,900	2,960
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (c) (d)	700	900
Barclays Bank PLC
3.38%, 04/02/25, EUR (c)	800	1,003
Barclays PLC
6.13%, (100, 12/15/25) (b) (d) (e)	950	1,052
7.13%, (100, 06/15/25), GBP (d) (e)	900	1,357
7.75%, (100, 09/15/23) (d) (e)	700	762
7.88%, (100, 03/15/22) (c) (d) (e)	4,100	4,203
7.88%, (100, 09/15/22), GBP (c) (d) (e)	2,200	3,129
8.00%, (100, 06/15/24) (d) (e)	900	1,018
7.63%, 11/21/22	537	576
1.50%, (3 Month USD LIBOR + 1.38%), 05/16/24 (e) (f)	2,477	2,518
4.34%, 05/16/24 (e)	200	211
1.01%, 12/10/24	1,500	1,507
2.85%, 05/07/26 (e)	1,400	1,470
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	500	532
4.25%, 12/15/25 (a)	300	332
4.38%, 12/15/28 (a)	1,600	1,810
BBVA Bancomer, S.A.
6.75%, 09/30/22 (c)	329	346
6.75%, 09/30/22 (a)	1,051	1,105
BGC Partners, Inc.
4.38%, 12/15/25	700	757
BlackRock, Inc.
1.90%, 01/28/31	1,100	1,091
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (a)	800	991
Blue Owl Finance LLC
4.13%, 10/07/51 (a)	3,400	3,315
BNP Paribas
4.63%, (100, 02/25/31) (a) (d)	1,700	1,742
7.00%, (100, 08/16/28) (a) (d)	200	239
2.82%, 11/19/25 (a) (e)	5,500	5,766
4.40%, 08/14/28 (a)	900	1,025
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (a)	1,800	1,816
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	1,300	1,382
Brookfield Financial, Inc.
4.00%, 04/01/24	500	536
3.90%, 01/25/28	500	555
4.35%, 04/15/30	1,600	1,839
3.50%, 03/30/51	800	836
BTG Pactual Holding S.A.
5.50%, 01/31/23 (a)	600	628
4.50%, 01/10/25 (a)	2,700	2,769
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (a) (g)	600	653
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (d)	3,200	3,283
Capital One Financial Corporation
3.95%, (100, 09/01/26) (d)	1,700	1,749
Carlyle Finance LLC
3.50%, 09/19/29 (a)	500	536
China Construction Bank (New Zealand) Limited
0.87%, (3 Month USD LIBOR + 0.75%), 12/20/21 (c) (f)	500	500
CI Financial Corp.
3.20%, 12/17/30	1,200	1,244
4.10%, 06/15/51	300	321
Citigroup Inc.
3.88%, (100, 02/18/26) (b) (d)	3,100	3,163
4.00%, (100, 12/10/25) (d)	850	878
4.70%, (100, 01/30/25) (d)	1,600	1,641
5.00%, (100, 09/12/24) (b) (d)	2,600	2,723
5.95%, (100, 05/15/25) (d)	1,100	1,198
2.88%, 07/24/23	900	918
4.08%, 04/23/29	1,200	1,344
2.98%, 11/05/30	5,800	6,101
Citizens Bank, National Association
3.75%, 02/18/26	600	660

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (d)	5,200	5,325
5.65%, (100, 10/06/25) (d)	1,500	1,687
3.25%, 04/30/30	300	321
CNA Financial Corporation
2.05%, 08/15/30	300	294
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,000	1,100
Credit Agricole SA
3.75%, 04/24/23 (a) (e)	250	262
1.25%, 01/26/27 (a)	700	689
Credit Suisse (USA), Inc.
3.00%, 10/29/21	300	301
Credit Suisse Group AG
6.38%, (100, 08/21/26) (a) (d)	1,100	1,208
7.13%, (100, 07/29/22) (c) (d) (e)	500	519
7.50%, (100, 07/17/23) (a) (d)	2,800	2,992
6.50%, 08/08/23 (a) (e)	200	219
6.50%, 08/08/23 (c)	300	328
2.59%, 09/11/25 (a) (e)	1,700	1,757
3.87%, 01/12/29 (a) (e)	700	764
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25 (e)	800	863
4.55%, 04/17/26 (e)	700	785
Credit Suisse Holdings (USA), Inc.
2.10%, 11/12/21	600	601
DAE Sukuk (DIFC) Ltd
3.75%, 02/15/26 (a)	1,800	1,900
Danske Bank A/S
3.24%, 12/20/25 (a)	1,000	1,061
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	2,200	2,202
5.00%, 02/14/22 (e)	900	915
1.31%, (3 Month USD LIBOR + 1.19%), 11/16/22 (f)	500	504
3.30%, 11/16/22	300	309
0.90%, 05/28/24 (e)	400	399
2.22%, 09/18/24 (e)	900	921
2.13%, 11/24/26	3,400	3,454
3.55%, 09/18/31 (e)	7,400	7,894
3.04%, 05/28/32 (e)	400	405
Digital Stout Holding, LLC
3.75%, 10/17/30, GBP (c)	300	456
Discover Financial Services
6.13%, (100, 06/23/25) (d)	2,100	2,363
E*Trade Financial Corporation
4.50%, 06/20/28	2,500	2,866
Enact Holdings, Inc.
6.50%, 08/15/25 (a)	300	328
Enel Finance International N.V.
3.63%, 05/25/27 (a)	400	443
ERP Operating Limited Partnership
2.50%, 02/15/30	300	308
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (c) (d)	2,000	2,453
Export-Import Bank of India
1.15%, (3 Month USD LIBOR + 1.02%), 03/28/22 (f)	600	601
3.25%, 01/15/30 (a)	600	610
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	767
4.63%, 04/29/30	1,900	2,140
Fidelity National Financial, Inc.
5.50%, 09/01/22	300	314
3.40%, 06/15/30	1,900	2,041
2.45%, 03/15/31	300	299
3.20%, 09/17/51	400	382
First American Financial Corporation
4.30%, 02/01/23	650	679
4.60%, 11/15/24	200	219
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable
4.38%, 04/11/27 (c)	1,550	1,655
Ford Motor Credit Company LLC
3.09%, 01/09/23	2,500	2,537
3.10%, 05/04/23	200	203
5.58%, 03/18/24	300	323
4.54%, 03/06/25, GBP	100	143
5.13%, 06/16/25	200	217
3.25%, 09/15/25, EUR	100	123
2.39%, 02/17/26, EUR	600	716
Franklin Resources, Inc.
2.95%, 08/12/51	2,400	2,334
Freedom Mortgage Corporation
8.13%, 11/15/24 (a)	100	101
8.25%, 04/15/25 (a)	78	80
7.63%, 05/01/26 (a)	1,500	1,530
6.63%, 01/15/27 (a)	3,400	3,319
GE Capital Funding LLC
3.45%, 05/15/25	400	431
4.40%, 05/15/30	7,500	8,713
4.55%, 05/15/32	4,000	4,756
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	800	960
General Motors Financial Company, Inc.
1.68%, (3 Month USD LIBOR + 1.55%), 01/14/22 (f)	200	201
1.46%, (3 Month USD LIBOR + 1.31%), 06/30/22 (f)	400	403
Global Atlantic Financial Company
3.13%, 06/15/31 (a)	1,700	1,715
Globe Life Inc.
2.15%, 08/15/30	2,100	2,074
Greene King Finance PLC
5.32%, 09/15/31, GBP (c) (h)	369	567
High Street Funding Trust I
4.11%, 02/15/28	100	112
HSBC Holdings PLC
4.75%, (100, 07/04/29), EUR (c) (d) (e)	1,300	1,660
5.88%, (100, 09/28/26), GBP (d) (e)	1,900	2,803
6.38%, (100, 09/17/24) (d) (e)	600	651
6.50%, (100, 03/23/28) (d) (e)	2,300	2,596
2.63%, 11/07/25 (e)	1,200	1,250
4.30%, 03/08/26	725	807
3.90%, 05/25/26 (e)	600	661
1.49%, (3 Month USD LIBOR + 1.38%), 09/12/26 (e) (f)	500	516
4.29%, 09/12/26 (e)	900	993
4.04%, 03/13/28 (e)	200	221
3.00%, 07/22/28, GBP (e)	700	996
4.58%, 06/19/29 (e)	1,100	1,246
3.97%, 05/22/30	6,700	7,403
2.85%, 06/04/31 (e)	2,500	2,562
2.36%, 08/18/31 (e)	2,600	2,564
Imperial Brands Finance PLC
3.75%, 07/21/22 (a) (g)	900	918
3.50%, 02/11/23 - 07/26/26 (a) (g)	1,200	1,268
3.13%, 07/26/24 (a) (g)	500	526
India Green Power Holdings
4.00%, 02/22/27 (a)	2,800	2,808
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
0.87%, (3 Month USD LIBOR + 0.75%), 12/21/21 (c) (f)	800	800
ING Groep N.V.
4.25%, (100, 05/16/31) (d) (e)	1,600	1,557
5.75%, (100, 11/16/26) (d) (e)	400	440
6.88%, (100, 04/16/22) (c) (d) (e)	600	616
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,300	1,286
1.85%, 09/15/32	3,300	3,119
Intesa Sanpaolo S.p.A.
7.75%, (100, 01/11/27), EUR (c) (d) (e)	600	847
5.71%, 01/15/26 (a)	875	982
4.20%, 06/01/32 (a)	2,200	2,255
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (a)	2,300	2,333
JAB Holdings B.V.
2.20%, 11/23/30 (a)	2,050	2,006

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
3.60%, (3 Month USD LIBOR + 3.47%), (100, 10/30/21) (d) (f)	537	540
4.00%, (100, 04/01/25) (d)	4,700	4,722
4.60%, (100, 02/01/25) (d)	2,900	2,967
5.00%, (100, 08/01/24) (d)	700	731
5.15%, (100, 05/01/23) (d)	800	824
6.10%, (100, 10/01/24) (d)	900	975
3.56%, 04/23/24	235	246
3.22%, 03/01/25	1,380	1,457
2.30%, 10/15/25	2,800	2,903
3.78%, 02/01/28	7,000	7,713
2.74%, 10/15/30	11,100	11,486
1.95%, 02/04/32	1,800	1,738
3.16%, 04/22/42	2,500	2,596
KWG Group Holdings Limited
6.00%, 09/15/22 (c)	400	392
Lazard Group LLC
3.75%, 02/13/25	300	324
4.50%, 09/19/28	1,200	1,379
4.38%, 03/11/29	278	315
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	5,300	5,547
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (d) (e)	2,200	2,552
7.63%, (100, 06/27/23), GBP (c) (d) (e)	1,000	1,451
4.05%, 08/16/23 (e)	1,600	1,704
4.45%, 05/08/25 (e)	800	887
4.58%, 12/10/25 (e)	400	446
2.44%, 02/05/26 (e)	600	622
Mitsubishi UFJ Financial Group Inc
0.99%, (3 Month USD LIBOR + 0.86%), 07/26/23 (f)	300	304
2.80%, 07/18/24	1,800	1,897
1.41%, 07/17/25	9,800	9,857
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (a)	700	713
Mizuho Financial Group Inc
0.96%, (3 Month USD LIBOR + 0.85%), 09/13/23 (f)	2,200	2,227
2.87%, 09/13/30	4,400	4,591
1.98%, 09/08/31	1,900	1,837
Moody's Corporation
2.00%, 08/19/31	700	685
3.25%, 05/20/50	1,000	1,031
Morgan Stanley
5.88%, (100, 09/15/26) (d)	1,000	1,148
0.74%, (3 Month CIDOR + 0.30%), 02/03/23, CAD (f)	2,200	1,738
1.79%, 02/13/32	1,500	1,428
2.24%, 07/21/32	4,000	3,928
3.22%, 04/22/42	5,600	5,855
2.80%, 01/25/52	2,400	2,307
MUFG Americas Holdings Corporation
3.00%, 02/10/25	800	849
Multibank, Inc.
4.38%, 11/09/22 (a)	200	204
Muthoot Finance Limited
4.40%, 09/02/23 (a)	2,300	2,344
Nasdaq, Inc.
2.50%, 12/21/40 (g)	1,500	1,381
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (a)	800	838
Nationwide Building Society
10.25%, GBP (d)	535	1,402
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (a)	500	571
Navient Corporation
6.50%, 06/15/22	200	207
New York Life Insurance Company
4.45%, 05/15/69 (a)	600	757
Nippon Life Insurance Company of America
3.40%, 01/23/50 (a)	600	621
Nomura Holdings, Inc.
2.65%, 01/16/25	1,200	1,249
1.85%, 07/16/25	1,300	1,318
2.17%, 07/14/28	1,900	1,882
3.10%, 01/16/30	1,800	1,875
Nordea Bank Abp
3.75%, (100, 03/01/29) (a) (d) (e)	300	295
Nordea Bank ABP
6.63%, (100, 03/26/26) (a) (d)	300	345
Novatek Finance Designated Activity Company
4.42%, 12/13/22 (c)	500	519
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	500	550
Ohio National Financial Services, Inc.
5.55%, 01/24/30 (a)	3,100	3,497
Owl Rock Capital Corporation
2.88%, 06/11/28	900	900
Pacific LifeCorp
3.35%, 09/15/50 (a)	400	423
Petrobras Global Finance B.V.
7.25%, 03/17/44	1,200	1,384
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (a)	600	623
Pine Street Trust I
4.57%, 02/15/29 (a)	1,600	1,816
Principal Financial Group, Inc.
3.70%, 05/15/29	100	112
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	1,122
3.40%, 01/15/30 (a)	700	743
Radian Group Inc.
6.63%, 03/15/25	500	559
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	664
Rio Oil Finance Trust
9.25%, 07/06/24 (c) (h)	246	271
9.25%, 07/06/24 (a) (h)	103	114
9.75%, 01/06/27 (a) (h)	142	167
8.20%, 04/06/28 (a)	566	657
Santander Holdings USA, Inc.
3.40%, 01/18/23	1,100	1,137
3.50%, 06/07/24	600	637
3.24%, 10/05/26	2,200	2,350
4.40%, 07/13/27	100	112
Santander UK Group Holdings PLC
7.38%, (100, 06/24/22), GBP (c) (d) (e)	295	411
4.80%, 11/15/24 (e)	532	576
4.75%, 09/15/25 (a)	600	668
1.53%, 08/21/26 (e)	2,100	2,099
SB Capital S.A.
6.13%, 02/07/22 (c)	1,500	1,524
5.13%, 10/29/22 (c)	6,100	6,314
5.25%, 05/23/23 (c)	600	632
SBL Holdings, LLC
5.13%, 11/13/26 (a)	700	777
Shriram Transport Finance Company Limited
5.95%, 10/24/22 (c)	900	916
5.10%, 07/16/23 (a)	1,900	1,934
SLM Corporation
5.13%, 04/05/22	400	406
4.20%, 10/29/25	500	536
SMBC Aviation Capital Finance Designated Activity Company
3.00%, 07/15/22 (a)	800	814
3.55%, 04/15/24 (a)	1,100	1,165
Societe Generale
1.49%, 12/14/26 (a)	900	891
Standard Chartered PLC
4.75%, (100, 01/14/31) (a) (d)	800	806
3.79%, 05/21/25 (a)	1,000	1,066
2.82%, 01/30/26 (a)	1,600	1,664
3.27%, 02/18/36 (a)	700	694
State Bank of India
3.25%, 01/24/22 (c)	700	705
State Street Corporation
5.63%, (100, 12/15/23) (d)	400	422

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Stichting AK Rabobank Certificaten II
2.19%, EUR (c) (d) (f) (h)	630	1,049
Stifel Financial Corp.
4.00%, 05/15/30	900	1,001
Sumitomo Mitsui Financial Group, Inc.
1.27%, (3 Month USD LIBOR + 1.14%), 10/19/21 (f)	1,300	1,301
1.47%, 07/08/25	3,900	3,931
3.04%, 07/16/29	4,300	4,556
2.13%, 07/08/30	2,700	2,662
Sumitomo Mitsui Trust Bank Ltd
1.05%, 09/12/25 (a)	1,700	1,685
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	200	215
Synchrony Financial
3.95%, 12/01/27	2,900	3,200
Syngenta Finance N.V.
3.13%, 03/28/22	1,200	1,214
4.44%, 04/24/23 (a) (g)	200	209
4.89%, 04/24/25 (a) (g)	200	219
5.18%, 04/24/28 (a) (g)	2,100	2,364
Synovus Bank
2.29%, 02/10/23	4,500	4,521
The Bank of New York Mellon Corporation
4.70%, (100, 09/20/25) (d)	800	878
The Bank of Nova Scotia
4.90%, (100, 06/04/25) (d) (e)	500	539
The Blackstone Group Inc.
2.50%, 01/10/30 (a)	5,700	5,833
5.00%, 06/15/44 (a)	300	392
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (b) (d)	2,300	2,388
5.00%, (100, 12/01/27) (b) (d)	900	961
5.38%, (100, 06/01/25) (d)	2,400	2,667
The Export-Import Bank of China
3.63%, 07/31/24 (a)	500	539
The Goldman Sachs Group, Inc.
3.50%, 01/23/25	600	643
1.09%, 12/09/26	800	788
1.88%, (3 Month USD LIBOR + 1.75%), 10/28/27 (f)	4,100	4,306
3.69%, 06/05/28	400	440
4.22%, 05/01/29	2,400	2,712
2.38%, 07/21/32	2,300	2,278
The Hanover Insurance Group, Inc.
2.50%, 09/01/30	500	500
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (d)	1,500	1,495
2.55%, 01/22/30	3,100	3,216
The Royal Bank of Scotland Group Public Limited Company
2.00%, 03/08/23, EUR	200	234
1.68%, (3 Month USD LIBOR + 1.55%), 06/25/24 (e) (f)	1,801	1,838
4.52%, 06/25/24 (e)	1,100	1,171
4.27%, 03/22/25 (e)	1,400	1,506
1.75%, 03/02/26, EUR (c)	600	731
5.08%, 01/27/30 (e)	200	236
Truist Financial Corporation
5.10%, (100, 03/01/30) (d)	1,400	1,608
UBS AG
7.63%, 08/17/22	2,403	2,546
5.13%, 05/15/24 (c)	900	985
UBS Group AG
4.38%, (100, 02/10/31) (a) (d)	2,600	2,628
3.13%, 08/13/30 (a) (e)	400	425
2.10%, 02/11/32 (a)	1,600	1,556
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (a) (e)	250	276
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (a)	2,600	2,650
UniCredit S.p.A.
7.50%, (100, 06/03/26), EUR (c) (d)	1,400	1,910
6.57%, 01/14/22 (a)	500	508
7.83%, 12/04/23 (a)	1,200	1,367
7.30%, 04/02/34 (a) (e)	2,500	3,028
Virgin Money UK PLC
4.00%, 09/03/27, GBP (c)	900	1,336
Wells Fargo & Company
3.30%, 09/09/24	950	1,021
3.55%, 09/29/25	900	980
2.41%, 10/30/25	2,700	2,812
2.16%, 02/11/26	6,600	6,812
3.20%, 06/17/27	800	858
3.58%, 05/22/28	4,800	5,251
2.39%, 06/02/28	7,200	7,426
Willis North America Inc.
2.95%, 09/15/29	5,500	5,737
Woodside Finance Limited
3.65%, 03/05/25 (a)	600	638
4.50%, 03/04/29 (a)	2,000	2,243
XLIT Ltd
4.45%, 03/31/25	400	444
		558,653
Real Estate 7.3%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	582
2.75%, 12/15/29	2,600	2,704
3.00%, 05/18/51	1,100	1,070
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,693
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,356
American Tower Corporation
3.00%, 06/15/23	600	625
2.95%, 01/15/25 - 01/15/51	2,400	2,456
4.00%, 06/01/25	1,000	1,092
2.75%, 01/15/27	1,900	1,996
3.13%, 01/15/27	400	426
2.90%, 01/15/30	3,900	4,058
1.88%, 10/15/30	1,600	1,535
3.70%, 10/15/49	2,100	2,270
Boston Properties Limited Partnership
2.90%, 03/15/30	300	311
Brixmor Operating Partnership LP
3.90%, 03/15/27	700	768
CIFI Holdings (Group) Co. Ltd.
6.00%, 07/16/25 (c)	400	399
Columbia Property Trust Operating Partnership, L.P.
3.65%, 08/15/26	700	739
Corporate Office Properties Trust
2.25%, 03/15/26	400	410
Country Garden Holdings Company Limited
3.13%, 10/22/25 (c)	1,000	950
Crown Castle International Corp.
3.80%, 02/15/28	900	990
4.30%, 02/15/29	1,800	2,046
2.25%, 01/15/31	3,800	3,712
4.00%, 11/15/49	1,501	1,659
4.15%, 07/01/50	1,100	1,251
Duke Realty Limited Partnership
3.05%, 03/01/50	1,600	1,575
EPR Properties
4.50%, 04/01/25 - 06/01/27	1,000	1,084
4.75%, 12/15/26	200	218
Equinix, Inc.
2.63%, 11/18/24	600	630
3.20%, 11/18/29	600	637
2.15%, 07/15/30	1,700	1,668
Essex Portfolio, L.P.
2.65%, 03/15/32	1,500	1,516
Federal Realty Investment Trust
1.25%, 02/15/26	1,200	1,192
Fideicomiso Fibra Uno
6.95%, 01/30/44 (a)	1,000	1,236
GLP Financing, LLC
4.00%, 01/15/31	2,400	2,587
Goodman HK Finance
4.38%, 06/19/24 (c)	300	323

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Greenland Global Investment Ltd.
6.25%, 12/16/22 (c)	900	801
Healthcare Trust of America Holdings, LP
2.00%, 03/15/31	900	862
Highwoods Realty Limited Partnership
4.20%, 04/15/29	700	785
3.05%, 02/15/30	400	417
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	212
4.00%, 06/15/25	300	322
4.50%, 02/01/26	100	109
3.50%, 09/15/30 (g)	3,400	3,532
Hudson Pacific Properties, L.P.
3.25%, 01/15/30	2,300	2,416
Kaisa Group Holdings Ltd.
11.25%, 04/09/22 (c)	300	269
8.50%, 06/30/22 (c)	800	690
10.88%, 07/23/23 (c)	2,000	1,650
9.75%, 09/28/23 (c)	2,600	2,044
11.95%, 11/12/23 (c)	800	657
9.38%, 06/30/24 (c)	800	618
Kilroy Realty, L.P.
4.38%, 10/01/25	300	333
3.05%, 02/15/30	7,300	7,651
KWG Group Holdings Limited
7.88%, 09/01/23 (c)	600	581
5.88%, 11/10/24 (c)	200	183
Life Storage LP
2.20%, 10/15/30	1,000	988
Longfor Group Holdings Limited
3.95%, 09/16/29 (c)	1,000	1,035
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	400	460
3.88%, 02/15/29 (a)	2,500	2,660
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	53
3.95%, 03/15/29	600	674
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a)	900	990
MPT Operating Partnership, L.P.
3.50%, 03/15/31	1,800	1,838
National Health Investors, Inc.
3.00%, 02/01/31	900	875
Newmark Group, Inc.
6.13%, 11/15/23 (g)	700	759
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	165	175
3.25%, 04/15/33	3,600	3,562
Physicians Realty L.P.
4.30%, 03/15/27	995	1,125
3.95%, 01/15/28	200	219
ProLogis, L.P.
2.25%, 04/15/30	800	813
PulteGroup, Inc.
5.00%, 01/15/27 (b)	300	348
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	100	103
Regency Centers, L.P.
2.95%, 09/15/29	300	314
3.70%, 06/15/30	900	992
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	900	870
Sabra Health Care Limited Partnership
4.80%, 06/01/24	1,000	1,087
SBA Communications Corporation
3.88%, 02/15/27	1,500	1,553
3.13%, 02/01/29 (a)	300	290
Seazen Group Limited
6.00%, 08/12/24 (c)	2,300	2,217
Service Properties Trust
4.50%, 06/15/23	200	204
4.95%, 02/15/27	300	298
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	512
Spirit Realty, L.P.
4.45%, 09/15/26	200	223
4.00%, 07/15/29	500	554
3.20%, 02/15/31	600	624
Store Capital Corporation
2.75%, 11/18/30	900	905
Sunac China Holdings Limited
6.50%, 07/09/23 (c)	1,400	1,166
7.50%, 02/01/24 (c)	400	329
6.65%, 08/03/24 (c)	400	322
7.00%, 07/09/25 (c)	1,200	965
UDR, Inc.
3.00%, 08/15/31	2,700	2,828
Vanke Real Estate (Hong Kong) Company Limited
4.20%, 06/07/24 (c)	800	848
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	1,021
Vereit Operating Partnership, L.P.
4.88%, 06/01/26	2,600	2,981
3.95%, 08/15/27	400	448
W.P. Carey Inc.
4.00%, 02/01/25	1,000	1,087
Weyerhaeuser Company
7.13%, 07/15/23	1,100	1,224
8.50%, 01/15/25	500	615
4.00%, 11/15/29 - 04/15/30	6,100	6,875
7.38%, 03/15/32	1,600	2,275
Yango Justice International Limited
10.25%, 03/18/22 (c)	400	362
7.50%, 04/15/24 (c)	200	156
Yanlord Land (HK) Co., Limited
6.80%, 02/27/24 (c)	600	600
		124,318
Utilities 7.3%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	4,100	4,098
Adani Transmission Limited
4.00%, 08/03/26 (c)	500	531
Ameren Illinois Company
3.25%, 03/15/50	300	319
American Electric Power Company, Inc.
1.00%, 11/01/25	2,000	1,976
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,681
3.50%, 12/01/49	400	426
2.65%, 09/15/50	700	645
Atmos Energy Corporation
1.50%, 01/15/31	1,500	1,414
Black Hills Corporation
2.50%, 06/15/30	1,400	1,419
Cameron LNG, LLC
3.40%, 01/15/38 (a)	1,300	1,362
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	1,918
CenterPoint Energy, Inc.
2.50%, 09/01/24	700	732
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30 (a)	1,800	1,789
Clearway Energy Operating LLC
3.75%, 02/15/31 (a)	3,000	3,026
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,396
Dominion Energy Gas Holdings, LLC
2.50%, 11/15/24	600	628
Dominion Energy, Inc.
2.25%, 08/15/31	900	897
DTE Electric Company
2.25%, 03/01/30	1,400	1,421
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)	1,200	1,296
2.53%, 10/01/30 (a)	200	198
Enel Finance International N.V.
2.88%, 07/12/41 (a)	1,600	1,554

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Entergy Corporation
1.90%, 06/15/28	2,600	2,571
2.80%, 06/15/30	2,600	2,685
Entergy Texas, Inc.
1.75%, 03/15/31	700	663
Essential Utilities, Inc.
2.40%, 05/01/31	2,300	2,319
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	1,008
Eversource Energy
3.45%, 01/15/50	2,400	2,520
Exelon Corporation
3.95%, 06/15/25	500	545
4.45%, 04/15/46	200	242
Georgia Power Company
3.70%, 01/30/50	400	430
3.25%, 03/15/51	2,300	2,338
Ipalco Enterprises Inc
3.70%, 09/01/24	503	537
ITC Holdings Corp.
2.95%, 05/14/30 (a)	2,500	2,623
MidAmerican Energy Company
2.70%, 08/01/52	5,000	4,805
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (a)	1,300	1,457
Mississippi Power Company
3.95%, 03/30/28	2,600	2,912
Monongahela Power Company
5.40%, 12/15/43 (a)	106	139
National Fuel Gas Company
2.95%, 03/01/31 (g)	900	911
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,637
Nevada Power Company
2.40%, 05/01/30	1,200	1,222
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26	800	860
3.50%, 04/01/29	500	548
2.75%, 11/01/29	2,800	2,929
5.65%, 05/01/79	800	936
NiSource Inc.
2.95%, 09/01/29	700	733
Pacific Gas And Electric Company
1.50%, (3 Month USD LIBOR + 1.38%), 11/15/21 (f)	3,300	3,301
3.25%, 06/15/23	800	821
3.45%, 07/01/25	450	470
3.15%, 01/01/26	1,200	1,239
3.30%, 03/15/27 - 08/01/40	5,300	5,234
3.75%, 07/01/28	250	262
4.65%, 08/01/28	200	219
4.55%, 07/01/30	2,300	2,487
2.50%, 02/01/31	1,800	1,714
4.60%, 06/15/43	600	600
4.30%, 03/15/45	200	197
4.25%, 03/15/46	1,200	1,182
4.95%, 07/01/50	500	530
PECO Energy Company
3.00%, 09/15/49	800	807
Perusahaan Listrik Negara, PT
3.00%, 06/30/30 (a)	1,100	1,102
Public Service Company of Oklahoma
3.15%, 08/15/51	2,000	1,993
Puget Energy, Inc.
4.10%, 06/15/30	900	993
ReNew Power Private Limited
5.88%, 03/05/27 (a)	700	735
San Diego Gas & Electric Company
1.70%, 10/01/30	4,200	4,043
4.10%, 06/15/49	200	237
Sempra Energy
3.55%, 06/15/24	200	213
3.75%, 11/15/25	200	218
3.40%, 02/01/28	800	872
Southern California Edison Company
0.69%, (SOFR + 0.64%), 04/03/23 (f)	2,900	2,907
0.88%, (SOFR + 0.83%), 04/01/24 (f)	2,600	2,610
3.70%, 08/01/25	1,100	1,195
6.05%, 03/15/39	400	533
3.60%, 02/01/45	400	405
4.00%, 04/01/47	1,100	1,179
4.13%, 03/01/48	5,000	5,467
Southern California Gas Company
2.55%, 02/01/30	1,600	1,647
Southern Company Gas Capital Corporation
3.25%, 06/15/26	2,700	2,905
State Grid Overseas Investment Limited
1.63%, 08/05/30 (c)	600	570
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,326
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (a)	2,870	3,076
The East Ohio Gas Company
2.00%, 06/15/30 (a)	600	588
The Narragansett Electric Company
3.40%, 04/09/30 (a)	700	759
The Southern Company
2.95%, 07/01/23	200	208
4.25%, 07/01/36	400	463
5.50%, 03/15/57	200	203
WEC Energy Group Inc.
1.38%, 10/15/27	1,200	1,178
		123,984
Communication Services 7.3%
21Vianet Group, Inc.
7.88%, 10/15/21 (c)	500	499
Activision Blizzard, Inc.
3.40%, 09/15/26	900	980
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	200	208
Altice Financing S.A.
2.25%, 01/15/25, EUR (a)	300	334
5.75%, 08/15/29 (a)	300	291
AMC Networks, Inc.
4.25%, 02/15/29	2,200	2,189
AT&T Inc.
2.75%, 06/01/31	5,100	5,230
2.55%, 12/01/33	1,785	1,756
3.50%, 06/01/41	5,900	6,050
3.80%, 12/01/57	602	615
3.65%, 09/15/59	2,681	2,673
Baidu, Inc.
4.38%, 05/14/24	200	216
1.72%, 04/09/26	1,000	1,002
4.88%, 11/14/28	1,100	1,272
CC Holdings GS V LLC
3.85%, 04/15/23	200	210
CCO Holdings, LLC
4.25%, 02/01/31 (a)	1,800	1,831
4.50%, 05/01/32	1,100	1,133
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,623
3.75%, 02/15/28	300	329
5.05%, 03/30/29	100	117
2.80%, 04/01/31	200	200
3.50%, 03/01/42	3,600	3,515
5.38%, 05/01/47	400	478
5.75%, 04/01/48	300	379
4.80%, 03/01/50	2,000	2,247
3.85%, 04/01/61	4,800	4,586
Comcast Corporation
3.30%, 02/01/27	400	437
2.65%, 02/01/30	2,000	2,085
3.75%, 04/01/40	5,800	6,510
3.40%, 07/15/46	1,200	1,266
4.00%, 11/01/49	300	347
2.80%, 01/15/51	1,750	1,654
2.94%, 11/01/56 (a)	6,757	6,370

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
2.99%, 11/01/63 (a)	528	495
Cox Communications, Inc.
3.15%, 08/15/24 (a)	276	292
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	600	397
Discovery Communications, LLC
3.45%, 03/15/25	100	107
Electronic Arts Inc.
1.85%, 02/15/31 (b)	4,800	4,643
Expedia Group, Inc.
3.80%, 02/15/28	500	543
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (a)	2,000	2,007
Level 3 Financing, Inc.
3.88%, 11/15/29 (a)	1,300	1,390
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,700	1,872
Midas Opco Holdings LLC
5.63%, 08/15/29 (a)	1,700	1,760
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (a)	200	210
NBN Co Limited
2.63%, 05/05/31 (a)	3,900	3,958
Netflix, Inc.
4.63%, 05/15/29, EUR (c)	1,600	2,321
3.88%, 11/15/29, EUR (c)	1,400	1,961
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (i)	400	377
RELX Capital Inc.
3.50%, 03/16/23	200	208
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)	300	301
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	1,200	1,636
4.50%, 09/15/42	300	326
Sprint Corporation
7.13%, 06/15/24	200	228
Tencent Holdings Limited
3.60%, 01/19/28 (c)	200	214
3.98%, 04/11/29 (a)	3,400	3,729
3.98%, 04/11/29 (c)	900	987
2.39%, 06/03/30 (c)	900	885
3.24%, 06/03/50 (a)	1,100	1,042
Tencent Music Entertainment Group
2.00%, 09/03/30	500	471
The Interpublic Group of Companies, Inc.
3.38%, 03/01/41	2,600	2,716
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	148
T-Mobile USA, Inc.
1.50%, 02/15/26	2,800	2,810
2.55%, 02/15/31	5,000	5,021
3.30%, 02/15/51	3,500	3,389
Univision Communications Inc.
5.13%, 02/15/25 (a)	900	915
Verizon Communications Inc.
0.84%, (SOFR + 0.79%), 03/20/26 (f)	9,600	9,762
2.10%, 03/22/28	1,200	1,218
2.85%, 09/03/41	900	878
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (c)	300	408
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (a)	1,900	1,894
Vodafone Group Public Limited Company
7.00%, 04/04/79	200	245
Xiaomi Best Time International Limited
2.88%, 07/14/31 (a)	600	596
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (a)	2,600	2,636
		123,628
Consumer Discretionary 6.7%
7-Eleven, Inc.
0.63%, 02/10/23 (a)	11,100	11,103
Alibaba Group Holding Limited
3.60%, 11/28/24	300	322
2.13%, 02/09/31	3,600	3,461
Amazon.com, Inc.
5.20%, 12/03/25	100	116
Aptiv PLC
4.35%, 03/15/29	800	918
Azul Investments LLP
5.88%, 10/26/24 (a)	100	94
Bacardi Limited
2.75%, 07/15/26 (a)	300	314
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/27 (a) (i)	200	199
Carnival Corporation
4.00%, 08/01/28 (a)	1,700	1,718
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	400	422
eBay Inc.
1.90%, 03/11/25	1,200	1,236
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	700	738
Expedia Group, Inc.
6.25%, 05/01/25 (a)	1,603	1,848
2.95%, 03/15/31 (g)	1,650	1,667
Ferguson Finance PLC
3.25%, 06/02/30 (a)	400	428
Ford Motor Credit Company LLC
4.54%, 08/01/26	1,000	1,077
GLP Financing, LLC
3.35%, 09/01/24	400	422
5.25%, 06/01/25	400	446
5.75%, 06/01/28	300	353
5.30%, 01/15/29	700	811
Hasbro, Inc.
3.55%, 11/19/26	4,400	4,788
Hilton Domestic Operating Company Inc.
3.75%, 05/01/29 (a)	650	657
4.00%, 05/01/31 (a)	1,350	1,376
3.63%, 02/15/32 (a)	400	394
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	200	204
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	400	414
Hyatt Hotels Corporation
1.10%, (SOFR + 1.05%), 10/01/23 (f)	800	801
5.38%, 04/23/25 (g)	2,450	2,736
5.75%, 04/23/30 (g)	500	598
Hyundai Capital America
1.15%, 11/10/22 (a)	1,300	1,307
2.00%, 06/15/28 (a)	1,600	1,569
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (i)	100	109
Las Vegas Sands Corp.
3.20%, 08/08/24	6,800	6,970
2.90%, 06/25/25	200	201
3.50%, 08/18/26	800	817
Marriott International, Inc.
5.75%, 05/01/25 (g)	211	242
4.63%, 06/15/30 (g)	200	229
3.50%, 10/15/32 (g)	1,900	2,020
McDonald's Corporation
3.63%, 09/01/49	400	437
MCE Finance Limited
5.25%, 04/26/26 (a)	500	503
5.63%, 07/17/27 (a)	200	203
5.75%, 07/21/28 (a)	3,200	3,273
5.38%, 12/04/29 (a)	2,100	2,137
MGM China Holdings Limited
5.38%, 05/15/24 (a)	300	304
5.25%, 06/18/25 (a)	800	808
5.88%, 05/15/26 (a)	1,700	1,734
MGM Resorts International
5.50%, 04/15/27	66	72
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (a)	4,500	4,455

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
2.45%, 09/15/28 (a)	200	198
Nissan Motor Acceptance Corporation
2.65%, 07/13/22 (a)	2,705	2,746
2.60%, 09/28/22 (a)	2,050	2,087
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	1,100	1,143
4.35%, 09/17/27 (a)	2,100	2,308
4.81%, 09/17/30 (a)	600	675
NVR, Inc.
3.00%, 05/15/30	4,400	4,597
PetSmart, Inc.
4.75%, 02/15/28 (a)	450	465
Prosus N.V.
3.68%, 01/21/30 (a)	1,100	1,141
QVC, Inc.
4.38%, 03/15/23	900	939
4.85%, 04/01/24	200	216
Sands China Ltd.
5.13%, 08/08/25 (g)	5,200	5,598
3.80%, 01/08/26 (g)	800	825
2.30%, 03/08/27 (a) (g)	700	676
5.40%, 08/08/28 (g)	900	995
2.85%, 03/08/29 (a) (g)	1,000	967
3.25%, 08/08/31 (a) (b) (g)	1,000	964
SES
3.60%, 04/04/23 (a)	2,007	2,088
Station Casinos LLC
4.50%, 02/15/28 (a)	300	305
Stellantis Finance US Inc.
2.69%, 09/15/31 (a)	1,300	1,288
Studio City Finance Limited
6.50%, 01/15/28 (a)	1,100	1,078
5.00%, 01/15/29 (a)	1,900	1,753
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (a)	1,900	2,032
Wyndham Destinations, Inc.
4.63%, 03/01/30 (a)	1,000	1,036
Wynn Las Vegas, LLC
5.25%, 05/15/27 (a) (b)	900	909
Wynn Macau, Limited
4.88%, 10/01/24 (a)	400	388
5.50%, 01/15/26 - 10/01/27 (c)	1,200	1,157
5.50%, 01/15/26 - 10/01/27 (a)	3,900	3,757
5.63%, 08/26/28 (a)	4,000	3,821
		113,203
Industrials 6.5%
3M Company
3.25%, 08/26/49 (b)	1,800	1,917
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (a)	800	871
Aircastle Limited
2.85%, 01/26/28 (a)	2,200	2,225
Allegion Public Limited Company
3.50%, 10/01/29	500	541
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	423
3.55%, 10/01/27	100	108
Amcor Finance (USA), Inc.
3.63%, 04/28/26	400	436
BAE Systems PLC
3.40%, 04/15/30 (a)	300	323
Berry Global, Inc.
1.57%, 01/15/26 (a)	4,700	4,700
BOC Aviation Limited
2.75%, 09/18/22 (a)	400	406
3.50%, 10/10/24 (a)	2,300	2,449
Boise Cascade Company
4.88%, 07/01/30 (a)	300	320
Bombardier Inc.
7.13%, 06/15/26 (a)	900	944
6.00%, 02/15/28 (a)	1,100	1,110
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	3,218	3,400
5.00%, 03/01/30 (a)	500	533
Carrier Global Corporation
2.24%, 02/15/25	2,000	2,071
CoStar Group, Inc.
2.80%, 07/15/30 (a)	1,100	1,117
Crown Americas LLC
4.75%, 02/01/26	100	103
DAE Funding LLC
3.38%, 03/20/28 (a)	2,600	2,682
Delta Air Lines, Inc.
2.90%, 10/28/24	2,350	2,408
7.00%, 05/01/25 (a)	1,960	2,290
7.38%, 01/15/26 (b)	1,601	1,885
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	3,300	3,400
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29	800	861
GATX Corporation
3.50%, 03/15/28	500	542
General Electric Capital Corporation
5.55%, 01/05/26	1,800	2,107
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 12/15/21) (d) (f)	2,300	2,247
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	300	325
4.20%, 05/01/30	200	226
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (a)	2,700	2,725
Kansas City Southern
3.00%, 05/15/23	200	207
3.13%, 06/01/26	500	537
3.50%, 05/01/50	1,200	1,259
Massachusetts Institute of Technology
4.68%, 07/01/14	200	290
Norfolk Southern Corporation
4.15%, 02/28/48	400	470
Otis Worldwide Corporation
2.06%, 04/05/25	2,500	2,579
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	260	272
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	1,000	1,083
Quanta Services, Inc.
2.90%, 10/01/30	900	932
3.05%, 10/01/41	1,500	1,450
Rolls-Royce Group PLC
3.38%, 06/18/26, GBP (c)	800	1,084
1.63%, 05/09/28, EUR (c)	300	334
Rolls-Royce PLC
5.75%, 10/15/27 (a)	1,600	1,778
SF Holding Investment Limited
2.88%, 02/20/30 (c)	800	805
Southwest Airlines Co.
5.25%, 05/04/25	3,756	4,251
Spirit AeroSystems, Inc.
3.95%, 06/15/23 (b)	1,000	1,015
4.60%, 06/15/28 (b)	3,300	3,281
Standard Industries Inc.
5.00%, 02/15/27 (a)	200	207
4.75%, 01/15/28 (a)	900	936
4.38%, 07/15/30 (a)	300	306
3.38%, 01/15/31 (a)	1,000	951
Textron Inc.
3.38%, 03/01/28	3,000	3,230
The Boeing Company
2.20%, 02/04/26 (g)	2,500	2,520
3.25%, 02/01/28	2,300	2,431
2.95%, 02/01/30	300	305
3.60%, 05/01/34	1,800	1,876
5.93%, 05/01/60 (g)	10,000	13,657
Triumph Group, Inc.
6.25%, 09/15/24 (a)	300	300
Union Pacific Corporation
3.95%, 08/15/59	300	349

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
3.75%, 02/05/70	300	334
Verisk Analytics, Inc.
4.13%, 09/12/22 - 03/15/29	500	558
Weir Group PLC(The)
2.20%, 05/13/26 (a)	2,400	2,423
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (g)	8,000	8,488
ZLS Prestigia Ltd
3.63%, 05/01/24	1,100	1,171
4.75%, 08/01/28	400	468
4.25%, 05/01/29	2,100	2,401
		110,233
Energy 6.4%
Aker BP ASA
3.75%, 01/15/30 (a)	2,200	2,355
4.00%, 01/15/31 (a)	3,500	3,810
APT Pipelines Limited
4.20%, 03/23/25 (a)	500	545
Azure Power Solar Energy Private Limited
5.65%, 12/24/24 (a)	600	633
BP Capital Markets America Inc.
4.23%, 11/06/28	1,600	1,835
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	1,220
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	734
5.13%, 06/30/27	6,100	7,061
3.70%, 11/15/29	800	870
Cheniere Energy Partners, L.P.
4.00%, 03/01/31 (a)	1,900	1,995
DCP Midstream Operating, LP
5.63%, 07/15/27	300	341
Devon Energy Corporation
4.50%, 01/15/30 (a)	842	918
El Paso LLC
7.75%, 01/15/32	200	286
Enable Midstream Partners, LP
4.40%, 03/15/27	800	887
4.95%, 05/15/28	500	562
5.00%, 05/15/44 (h)	595	651
Enbridge Inc.
0.62%, (3 Month USD LIBOR + 0.50%), 02/18/22 (f)	3,300	3,305
0.45%, (SOFR + 0.40%), 02/17/23 (f)	1,900	1,904
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	500	526
Energy Transfer LP
4.25%, 03/15/23	200	208
4.20%, 04/15/27	1,200	1,326
5.50%, 06/01/27	2,472	2,901
4.90%, 03/15/35	554	628
7.50%, 07/01/38	200	277
6.05%, 06/01/41	1,300	1,613
6.50%, 02/01/42	100	129
6.25%, 04/15/49	600	790
Enterprise Products Operating LLC
3.20%, 02/15/52	2,300	2,223
4.88%, 08/16/77 (f)	500	493
EQM Midstream Partners, LP
4.00%, 08/01/24	500	519
4.13%, 12/01/26	100	103
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (a)	1,000	1,012
Gaz Capital S.A.
6.51%, 03/07/22 (c)	500	512
3.13%, 11/17/23, EUR (a)	400	488
2.95%, 01/24/24, EUR (c)	1,600	1,949
2.25%, 11/22/24, EUR (c)	200	241
4.95%, 03/23/27 (c)	600	665
Gaz Finance PLC
3.00%, 06/29/27 (c)	1,500	1,522
2.95%, 01/27/29 (a)	1,800	1,777
3.25%, 02/25/30 (c)	1,000	995
3.25%, 02/25/30 (a)	1,800	1,791
GPN Capital S.A.
4.38%, 09/19/22 (c)	300	309
6.00%, 11/27/23 (c)	500	549
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	788	801
Greenko Solar (Mauritius) Limited
5.95%, 07/29/26 (c)	1,100	1,163
Guara Norte S.a r.l.
5.20%, 06/15/34 (a)	2,750	2,765
Hess Corporation
7.30%, 08/15/31	65	88
Kinder Morgan, Inc.
1.41%, (3 Month USD LIBOR + 1.28%), 01/15/23 (f)	1,300	1,318
Lundin Energy Finance B.V.
3.10%, 07/15/31 (a)	1,200	1,217
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	600	607
3.90%, 04/01/24 (a)	3,300	3,448
4.63%, 04/01/29 (a)	500	537
MPLX LP
4.50%, 04/15/38	200	223
5.20%, 12/01/47	1,638	1,977
4.90%, 04/15/58	300	347
Occidental Petroleum Corporation
6.95%, 07/01/24	300	338
4.40%, 08/15/49	600	589
Ocyan S/A
0.00% (a) (d) (j)	89	1
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (c)	12	12
7.35%, 12/01/26 (a) (i)	148	82
7.72%, 12/01/26 (c) (i)	164	39
ONEOK Partners, L.P.
4.90%, 03/15/25	1,000	1,108
6.85%, 10/15/37	200	271
6.20%, 09/15/43	500	648
ONEOK, Inc.
4.00%, 07/13/27	300	332
4.35%, 03/15/29	2,500	2,812
6.35%, 01/15/31	2,800	3,588
Petrobras Global Finance B.V.
5.09%, 01/15/30	1,478	1,563
5.60%, 01/03/31	2,600	2,820
Petróleos Mexicanos
6.75%, 09/21/47	2,600	2,268
Phillips 66
0.90%, 02/15/24	1,300	1,300
Phillips 66 Partners LP
3.15%, 12/15/29	900	939
Pioneer Natural Resources Company
4.45%, 01/15/26	400	446
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	204
3.60%, 11/01/24	100	106
Qatar Petroleum
3.13%, 07/12/41 (a)	1,800	1,802
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (a)	229	261
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,008
5.00%, 10/01/22	100	103
Rockies Express Pipeline LLC
4.80%, 05/15/30 (a)	2,200	2,292
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	300	303
5.63%, 04/15/23	800	850
5.75%, 05/15/24	1,510	1,678
5.88%, 06/30/26	1,200	1,411
Saudi Arabian Oil Company
2.25%, 11/24/30 (a)	200	196
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	5,100	5,269
Terraform Power Operating, LLC
4.25%, 01/31/23 (a)	100	103

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
TransCanada PipeLines Limited
4.63%, 03/01/34	800	940
TransCanada Trust
5.30%, 03/15/77	875	936
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	893
3.25%, 05/15/30	700	749
4.60%, 03/15/48	990	1,195
Transocean Guardian Limited
5.88%, 01/15/24 (a)	194	194
Transocean Pontus Limited
6.13%, 08/01/25 (a)	67	67
Valero Energy Corp.
4.35%, 06/01/28	900	1,011
		108,676
Information Technology 6.0%
Apple Inc.
2.80%, 02/08/61	2,200	2,108
Arrow Electronics, Inc.
3.25%, 09/08/24	600	636
Broadcom Inc.
3.46%, 09/15/26	416	449
3.88%, 01/15/27	804	884
4.11%, 09/15/28	1,790	1,993
5.00%, 04/15/30	800	935
4.15%, 11/15/30	6,000	6,643
2.45%, 02/15/31 (a)	1,900	1,845
4.30%, 11/15/32	2,900	3,248
3.47%, 04/15/34 (a)	1,996	2,062
Citrix Systems, Inc.
1.25%, 03/01/26	1,700	1,671
4.50%, 12/01/27	1,800	1,992
3.30%, 03/01/30	1,800	1,839
Dell International L.L.C.
5.45%, 06/15/23 (g)	7,825	8,397
4.00%, 07/15/24 (g)	1,200	1,298
6.02%, 06/15/26 (g)	2,900	3,461
4.90%, 10/01/26 (g)	1,800	2,072
Fidelity National Information Services, Inc.
2.25%, 03/01/31	2,600	2,579
Fiserv, Inc.
3.20%, 07/01/26	3,000	3,240
3.50%, 07/01/29	2,600	2,832
Flex Ltd.
5.00%, 02/15/23	100	106
4.75%, 06/15/25	1,400	1,554
4.88%, 06/15/29 - 05/12/30	700	806
Global Payments Inc.
2.90%, 05/15/30	500	516
4.15%, 08/15/49	500	562
Infor, Inc.
1.75%, 07/15/25 (a)	800	811
Leidos, Inc.
4.38%, 05/15/30 (g)	300	340
2.30%, 02/15/31 (g)	1,900	1,854
Lenovo Group Limited
5.88%, 04/24/25 (c)	200	225
3.42%, 11/02/30 (a)	2,500	2,603
Marvell Technology, Inc.
4.20%, 06/22/23 (a)	500	528
Micron Technology, Inc.
4.64%, 02/06/24	800	868
4.19%, 02/15/27	2,900	3,257
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,509
NXP B.V.
3.88%, 09/01/22 (a)	700	719
4.88%, 03/01/24 (a)	200	218
2.70%, 05/01/25 (a)	1,300	1,359
3.40%, 05/01/30 (a)	2,400	2,588
Oracle Corporation
2.30%, 03/25/28	9,300	9,512
4.00%, 07/15/46 - 11/15/47	1,300	1,378
3.60%, 04/01/50	900	901
Paypal Holdings, Inc.
3.25%, 06/01/50	1,100	1,179
Seagate HDD Cayman
4.13%, 01/15/31 (a)	600	624
ServiceNow, Inc.
1.40%, 09/01/30	1,200	1,126
Sunny Optical Technology (Group) Company Limited
3.75%, 01/23/23 (c)	1,400	1,443
SYNNEX Corporation
1.75%, 08/09/26 (a) (g)	5,200	5,144
VeriSign, Inc.
2.70%, 06/15/31	600	611
VMware, Inc.
4.50%, 05/15/25 (g)	1,800	2,006
3.90%, 08/21/27	1,800	2,006
4.70%, 05/15/30 (g)	3,100	3,656
Western Digital Corporation
4.75%, 02/15/26	500	554
		100,747
Health Care 3.9%
AbbVie Inc.
2.60%, 11/21/24	500	526
4.50%, 05/14/35	2,900	3,460
4.40%, 11/06/42	2,581	3,084
Adventist Health System/Sunbelt, Inc.
2.95%, 03/01/29	1,000	1,048
Alcon Finance Corporation
2.60%, 05/27/30 (a)	700	715
Amgen Inc.
2.60%, 08/19/26	700	739
Anthem, Inc.
4.10%, 03/01/28	600	678
AstraZeneca Finance LLC
1.20%, 05/28/26	1,600	1,600
Baptist Healthcare System, Inc.
3.54%, 08/15/50	400	427
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	700	748
Becton, Dickinson and Company
1.96%, 02/11/31	2,900	2,819
Boston Scientific Corporation
3.38%, 05/15/22	387	394
3.75%, 03/01/26	700	770
4.00%, 03/01/29	600	680
4.70%, 03/01/49	4,500	5,720
Bristol-Myers Squibb Company
3.40%, 07/26/29	1,300	1,441
4.35%, 11/15/47	200	249
4.55%, 02/20/48	100	128
Centene Corporation
4.25%, 12/15/27	600	628
2.45%, 07/15/28	1,100	1,106
CommonSpirit Health
2.76%, 10/01/24	500	526
Community Health Systems, Inc.
6.63%, 02/15/25 (a)	900	942
5.63%, 03/15/27 (a)	200	210
6.00%, 01/15/29 (a)	100	106
4.75%, 02/15/31 (a)	200	201
CVS Health Corporation
4.30%, 03/25/28	1,796	2,047
3.25%, 08/15/29	1,600	1,720
7.51%, 01/10/32 (a)	46	57
4.70%, 01/10/36 (a)	764	863
2.70%, 08/21/40	300	287
DaVita Inc.
4.63%, 06/01/30 (a)	3,600	3,706
Fresenius Medical Care
4.75%, 10/15/24 (a)	700	770
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/31 (a)	200	195
Global Medical Response, Inc.
6.50%, 10/01/25 (a)	1,500	1,552

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
HCA Inc.
5.25%, 06/15/26	300	344
4.50%, 02/15/27	2,116	2,382
5.50%, 06/15/47	900	1,161
Humana Inc.
3.95%, 08/15/49	400	457
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	787
Laboratory Corporation of America Holdings
3.60%, 02/01/25	900	968
Mylan N.V.
3.95%, 06/15/26	2,700	2,974
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (g) (h)	1,100	1,138
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,400	1,330
Royalty Pharma PLC
1.20%, 09/02/25	2,000	1,986
Smith & Nephew PLC
2.03%, 10/14/30	900	877
Stryker Corporation
1.15%, 06/15/25	1,500	1,513
3.50%, 03/15/26	475	518
2.90%, 06/15/50	300	299
Syneos Health, Inc.
3.63%, 01/15/29 (a)	1,300	1,296
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	3,600	3,545
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	1,100	1,152
UnitedHealth Group Incorporated
3.50%, 08/15/39	800	881
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23	900	939
3.55%, 04/01/25	900	967
Zoetis Inc.
4.50%, 11/13/25	200	225
3.00%, 09/12/27	300	323
		66,204
Consumer Staples 1.6%
Adecoagro S.A.
6.00%, 09/21/27 (c)	200	209
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	400	425
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	4,700	4,702
Bacardi Limited
4.45%, 05/15/25 (a)	2,100	2,314
Barry Callebaut Services
5.50%, 06/15/23 (a) (g)	900	966
BAT Capital Corp.
3.56%, 08/15/27	400	431
Bellis Acquisition Company PLC
3.25%, 02/16/26, GBP (a)	1,800	2,384
BRF S.A.
4.88%, 01/24/30 (c)	1,100	1,101
Campbell Soup Company
3.65%, 03/15/23 (b)	286	298
2.38%, 04/24/30	600	603
China Mengniu Dairy Company Limited
2.50%, 06/17/30 (c)	900	893
Chobani, LLC
4.63%, 11/15/28 (a)	200	207
Cielo USA Inc.
3.75%, 11/16/22 (a)	600	611
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,348
Constellation Brands, Inc.
4.75%, 12/01/25	1,050	1,194
3.70%, 12/06/26	100	111
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,792
General Mills, Inc.
3.00%, 02/01/51 (a) (b)	100	100
Kraft Heinz Foods Company
0.95%, (3 Month USD LIBOR + 0.82%), 08/10/22 (f)	1,400	1,400
Mondelez International, Inc.
2.63%, 09/04/50	700	644
RELX Capital Inc.
3.00%, 05/22/30	100	106
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	800	792
Suntory Holdings Limited
2.25%, 10/16/24 (a)	1,300	1,344
Sysco Corporation
5.65%, 04/01/25 (g)	1,100	1,264
Tesco PLC
6.13%, 02/24/22, GBP	50	69
The Coca-Cola Company
2.50%, 06/01/40	200	196
The J. M. Smucker Company
3.50%, 03/15/25	100	108
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (a)	950	952
		26,564
Materials 0.7%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	1,000	1,025
CF Industries, Inc.
5.15%, 03/15/34	300	367
CSN Islands XII Corp
6.75%, 01/28/28 (a)	500	534
CSN Resources S.A.
4.63%, 06/10/31 (a)	1,100	1,086
Georgia-Pacific LLC
2.10%, 04/30/27 (a)	900	925
Huntsman International LLC
4.50%, 05/01/29	400	453
Industrias Peñoles , S.A.B. de C.V.
4.15%, 09/12/29 (a)	200	220
International Flavors & Fragrances Inc.
3.47%, 12/01/50 (a)	2,182	2,274
Joint Stock Company "Alrosa" (Public Stock Society)
4.65%, 04/09/24 (a)	900	965
Newcrest Finance Pty Limited
5.75%, 11/15/41 (a)	100	132
Syngenta Finance N.V.
3.38%, 04/16/26, EUR (c) (g)	500	635
Unigel Luxembourg SA
8.75%, 10/01/26 (a)	600	644
Vale Overseas Ltd
6.25%, 08/10/26	1,500	1,773
Westlake Chemical Corporation
3.60%, 07/15/22	30	30
Westrock Company, Inc.
4.00%, 03/15/28	381	426
Yara International ASA
3.80%, 06/06/26 (a)	300	328
4.75%, 06/01/28 (a)	300	346
3.15%, 06/04/30 (a)	400	421
		12,584
Total Corporate Bonds And Notes (cost $1,422,803)		1,468,794
GOVERNMENT AND AGENCY OBLIGATIONS 22.7%
U.S. Treasury Bond 9.9%
Treasury, United States Department of
1.88%, 02/15/41	32,900	32,191
2.25%, 05/15/41 - 08/15/49 (k)	69,792	72,504
2.38%, 11/15/49 - 05/15/51	39,818	42,455
1.38%, 08/15/50 (k)	13,145	11,097
2.00%, 08/15/51	8,995	8,842
		167,089
U.S. Treasury Note 9.3%
Treasury, United States Department of
0.50%, 02/28/26 (k)	33,100	32,541
0.75%, 04/30/26	43,300	42,975

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
0.63%, 08/15/30 (l)	4,835	4,500
0.88%, 11/15/30 (l)	36,100	34,272
1.13%, 02/15/31 (l)	23,700	22,959
1.63%, 05/15/31 (l)	19,100	19,327
		156,574
Sovereign 1.7%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 (c)	400	418
Canada, Government of
1.95%, 12/15/25, CAD	8,000	6,521
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (a)	13,800	3,761
6.35%, 08/12/28, PEN (a)	5,000	1,249
6.95%, 08/12/31, PEN (a)	2,400	603
5.40%, 08/12/34, PEN (a)	300	63
5.35%, 08/12/40, PEN (a)	700	135
Commonwealth of Australia
1.00%, 11/21/31, AUD (c)	3,950	2,724
Kuwait, Government of
3.50%, 03/20/27 (a)	1,300	1,440
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (a)	1,400	1,474
3.75%, 04/16/30 (a)	2,900	3,271
Presidencia De La Nacion
36.14%, (BADLAR + 2.00%), 04/03/22, ARS (f)	230	1
1.00%, 07/09/29	30	11
0.50%, 07/09/30 (h)	103	36
1.13%, 07/09/35 (h)	188	60
2.50%, 07/09/41 (h)	1,100	400
Saudi Arabia, Government of
2.25%, 02/02/33 (a)	5,100	4,968
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (c)	900	985
3.25%, 10/26/26 (c)	800	862
South Africa, Parliament of
10.50%, 12/21/27, ZAR	2,000	149
		29,131
Mortgage-Backed Securities 1.6%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	784	832
4.50%, 09/01/48 - 04/01/49	667	719
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	237	254
4.50%, 08/01/48 - 01/01/49	477	515
4.00%, 03/01/49 - 05/01/50	3,211	3,438
TBA, 3.50%, 11/15/51 - 12/15/51 (l)	15,840	16,774
Government National Mortgage Association
TBA, 2.50%, 11/15/51 (l)	3,600	3,710
TBA, 2.00%, 12/15/51 (l)	1,500	1,515
		27,757
Municipal 0.2%
Florida Department of Management Services
1.71%, 07/01/27	3,300	3,353
Total Government And Agency Obligations (cost $392,064)		383,904
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.3%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	64	66
Series 2015-A-1, 3.60%, 03/15/27	144	147
Series 2017-A-1, 3.55%, 01/15/30	1,439	1,393
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	1,014	1,129
Alternative Loan Trust
Series 2005-2A1-27, REMIC, 1.44%, (12 Month Treasury Average + 1.35%), 08/25/35 (f)	74	65
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,962	1,573
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,805	1,651
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	1,210	1,238
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	590	443
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	3,814	3,103
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	651	661
Series 2015-A-1, 3.38%, 05/01/27	211	210
Series 2015-AA-2, 3.60%, 09/22/27	739	765
Series 2016-AA-1, 3.58%, 01/15/28	229	237
Series 2016-AA-2, 3.20%, 06/15/28	1,495	1,510
Series 2017-AA-2, 3.35%, 10/15/29	2,262	2,297
Series 2017-A-2, 3.60%, 10/15/29	503	489
American Home Mortgage Assets Trust
Series 2006-2A11-3, REMIC, 1.04%, (12 Month Treasury Average + 0.94%), 10/25/46 (f) (h)	381	318
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 1.28%, (3 Month USD LIBOR + 1.14%), 07/22/32 (f)	1,000	1,000
Apidos CLO XXVI
Series 2017-A1AR-26A, 1.03%, (3 Month USD LIBOR + 0.90%), 07/18/29 (f)	1,000	1,000
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	12	12
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.26%, 11/20/36 (f)	2,378	2,203
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 2.78%, 04/25/35 (f)	483	469
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 3.04%, 06/25/35 (f)	509	493
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.11%, 07/25/36 (f)	726	657
Bear Stearns Asset Backed Securities I Trust
Series 2006-1A3-HE9, REMIC, 0.32%, (1 Month USD LIBOR + 0.23%), 11/25/36 (f) (h)	1,000	872
Benefit Street Partners CLO XVII Ltd
Series 2019-AR-17A, REMIC, 1.21%, (3 Month USD LIBOR + 1.08%), 07/15/32 (f)	800	800
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	350	377
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	426	449
Series 2021-A-1, 2.90%, 03/15/35	1,500	1,506
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 1.24%, (1 Month USD LIBOR + 1.15%), 08/19/38 (f) (h)	700	700
Carlyle Global Market Strategies CLO 2013-1 Ltd
Series 2013-A1RR-1A, 1.07%, (3 Month USD LIBOR + 0.95%), 08/14/30 (f)	1,200	1,200
CARLYLE US CLO 2017-1 Ltd
Series 2017-A1R-1A, 1.13%, (3 Month USD LIBOR + 1.00%), 04/21/31 (f)	1,300	1,300
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, 1.45%, (3 Month USD LIBOR + 1.26%), 04/22/30 (a) (f)	2,189	2,189
C-BASS Trust
Series 2007-AF4-CB1, REMIC, 3.26%, 01/25/37 (f) (h)	639	279
Centex LLC
Series 2004-MV1-D, REMIC, 1.02%, (1 Month USD LIBOR + 0.93%), 09/25/34 (f) (h)	26	26
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	644	448
Citigroup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 12/25/36 (f) (h)	27	27
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 0.51%, (1 Month USD LIBOR + 0.42%), 11/25/34 (f)	726	652
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 1.16%, (3 Month USD LIBOR + 1.03%), 04/22/30 (f)	1,400	1,400

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	111
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 1.04%, (1 Month USD LIBOR + 0.97%), 06/15/23 (f)	1,000	996
CWABS Asset-Backed Certificates Trust
Series 2006-1A-24, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 07/25/35 (f) (h)	68	63
Series 2007-1A1-12, REMIC, 0.83%, (1 Month USD LIBOR + 0.74%), 06/25/37 (f) (h)	798	783
CWABS, Inc.
Series 2004-M1-4, REMIC, 0.81%, (1 Month USD LIBOR + 0.72%), 07/25/34 (f) (h)	35	34
Series 2004-M1-5, REMIC, 0.94%, (1 Month USD LIBOR + 0.86%), 08/25/34 (f) (h)	8	8
Series 2005-1A-AB4, REMIC, 0.57%, (1 Month USD LIBOR + 0.48%), 03/25/36 (f) (h)	24	23
DC Office Trust
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	2,379
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	940	938
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-A-1, 5.25%, 05/30/23	123	123
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 1.17%, (1 Month USD LIBOR + 1.08%), 07/17/23 (f)	4,377	4,389
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2004-M3-FF8, REMIC, 1.51%, (1 Month USD LIBOR + 1.43%), 10/25/34 (f) (h)	836	831
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 0.60%, (1 Month USD LIBOR + 0.51%), 01/25/36 (f) (h)	554	522
GSAMP Trust
Series 2006-A1-FM2, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 09/25/36 (f) (h)	2,928	1,305
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	315
HarborView Mortgage Loan Trust
Series 2006-1A1A-12, REMIC, 0.29%, (1 Month USD LIBOR + 0.21%), 12/19/36 (f) (h)	455	430
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 0.63%, (1 Month USD LIBOR + 0.54%), 10/25/35 (f) (h)	2	2
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.45%, (1 Month USD LIBOR + 0.36%), 12/25/35 (f) (h)	69	68
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 0.57%, (1 Month USD LIBOR + 0.48%), 07/25/35 (f) (h)	368	355
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 0.36%, (1 Month USD LIBOR + 0.27%), 07/25/36 (f) (h)	300	293
Series 2006-AF3-CW2, REMIC, 6.28%, 08/25/36 (h)	1,138	827
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	282	282
Series 2020-1A-1, 4.00%, 11/15/32	2,805	3,076
LCCM 2021-FL2 Trust
Series 2021-A-FL2, 1.30%, (1 Month USD LIBOR + 1.20%), 12/15/38 (f)	1,000	1,000
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/59 (h)	1,703	1,713
Lehman ABS Corporation
Series 2004-M1-HE6, REMIC, 1.03%, (1 Month USD LIBOR + 0.95%), 09/25/34 (f) (h)	19	19
Long Beach Mortgage Loan Trust
Series 2006-2A3-8, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 09/25/36 (f) (h)	1,018	399
MASTR Asset Backed Securities Trust
Series 2005-M1-NC1, REMIC, 0.81%, (1 Month USD LIBOR + 0.72%), 12/25/34 (f) (h)	882	853
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 09/25/35 (f) (h)	731	714
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 0.19%, (1 Month USD LIBOR + 0.10%), 04/25/37 (f) (h)	11	6
MortgageIT Mortgage Loan Trust
Series 2006-1A2-1, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 04/25/36 (f) (h)	436	359
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 0.79%, (1 Month USD LIBOR + 0.47%), 02/25/36 (f) (h)	300	279
Series 2006-A2B-2, REMIC, 0.25%, (1 Month USD LIBOR + 0.16%), 08/25/36 (f) (h)	396	387
New Residential Mortgage Loan Trust
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (f)	638	695
Northwest Airlines, LLC
Series 2002-G2-1, 6.26%, 05/20/23	12	12
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 1.08%, (1 Month USD LIBOR + 0.99%), 09/25/34 (f) (h)	19	19
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (h)	152	84
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	41	41
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	45	43
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 0.55%, (1 Month USD LIBOR + 0.46%), 12/25/35 (f) (h)	171	155
Residential Asset Securities Corporation
Series 2006-AI3-KS9, REMIC, 0.25%, (1 Month USD LIBOR + 0.16%), 09/25/36 (f) (h)	9	12
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (h)	365	363
Spirit Airlines, Inc.
Series 2015-A-1, 4.10%, 04/01/28	684	715
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (h)	251	250
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.62%, 08/25/35 (f)	3	3
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (c)	586	1,030
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	2,133	2,375
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	66	70
Series 2016-A-2, 3.10%, 10/07/28	408	400
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,421	4,462
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,020	1,071
Series 2014-A-1, 4.00%, 04/11/26	603	636
US Airways, Inc.
Series 2013-B-1, 5.38%, 11/15/21	97	97
Series 2013-A-1, 3.95%, 11/15/25	491	499
Total Non-U.S. Government Agency Asset-Backed Securities (cost $69,420)		72,268
SENIOR FLOATING RATE INSTRUMENTS 2.6%
Consumer Discretionary 0.9%
Advantage Sales & Marketing, Inc.
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.25%), 10/31/27 (f)	1,390	1,395
Aramark Services, Inc.
2018 Term Loan B3, 1.83%, (1 Month USD LIBOR + 1.75%), 03/01/25 (f)	233	228
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 12/23/24 (f)	674	669
2020 Term Loan B1, 3.58%, (3 Month USD LIBOR + 3.50%), 06/19/25 (f)	2,484	2,485
Carnival Corporation
EUR Term Loan B, 3.75%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (f)	990	1,145
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (f)	693	688

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Cornerstone Building Brands, Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 04/12/28 (f)	2,655	2,647
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 05/20/28 (f)	1,900	1,904
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (f)	995	995
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (f)	600	638
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/20/28 (f)	1,500	1,499
		14,293
Industrials 0.4%
Foundation Building Materials Holding Company LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 02/03/28 (f)	992	985
GIP II Blue Holding, L.P.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 09/22/28 (f) (m)	4,600	4,591
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan , 7.75%, (3 Month USD LIBOR + 6.75%), 11/28/23 (f)	190	193
Standard Industries Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 08/05/28 (f) (m)	1,700	1,701
		7,470
Health Care 0.4%
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 0.00%, (3 Month USD LIBOR + 2.00%), 05/18/26 (f) (m)	300	300
Elanco Animal Health Incorporated
Term Loan B, 1.84%, (3 Month USD LIBOR + 1.75%), 02/04/27 (f)	2,615	2,581
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (f)	162	162
Parexel International Corporation
Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 08/06/24 (f)	880	879
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 08/10/28 (f) (m)	600	600
PPD, Inc.
Initial Term Loan, 2.50%, (1 Month USD LIBOR + 2.00%), 01/06/28 (f)	499	498
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 11/09/25 (f)	1,644	1,641
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/11/26 (f)	392	391
		7,052
Communication Services 0.3%
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (f)	1,092	1,093
Charter Communications Operating, LLC
2019 Term Loan B2, 1.84%, (1 Month USD LIBOR + 1.75%), 02/01/27 (f)	1,053	1,046
CSC Holdings, LLC
2019 Term Loan B5, 2.58%, (1 Month USD LIBOR + 2.50%), 04/15/27 (f)	292	288
Diamond Sports Group, LLC
Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 08/24/26 (f)	98	61
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (f)	98	97
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (f)	434	434
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 10/13/22 (f) (m)	67	68
2021 DIP Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/13/22 (f)	337	339
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (f)	600	607
Level 3 Financing Inc.
2019 Term Loan B, 1.83%, (1 Month USD LIBOR + 1.75%), 03/01/27 (f)	1,484	1,465
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (f)	87	87
		5,585
Information Technology 0.3%
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (f)	1,588	1,579
Dell International L.L.C.
2021 Term Loan B, 2.00%, (1 Month USD LIBOR + 1.75%), 09/19/25 (f)	342	342
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (f)	998	999
MH Sub I, LLC
2017 1st Lien Term Loan, 3.58%, (3 Month USD LIBOR + 3.50%), 08/09/24 (f)	960	957
Nielsen Consumer Inc.
2021 USD Term Loan B, 4.08%, (3 Month USD LIBOR + 4.00%), 02/05/28 (f)	1,494	1,498
		5,375
Financials 0.2%
Avolon TLB Borrower 1 (US) LLC
Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 12/01/27 (f)	1,290	1,290
Citadel Securities LP
2021 Term Loan B, 2.58%, (1 Month USD LIBOR + 2.50%), 02/01/28 (f)	896	887
Delos Finance Sarl
2018 Term Loan B, 1.90%, (3 Month USD LIBOR + 1.75%), 10/06/23 (f)	210	210
FinCo I LLC
2020 Term Loan B, 2.58%, (1 Month USD LIBOR + 2.50%), 06/27/25 (f)	132	132
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.83%, (1 Month USD LIBOR + 1.75%), 02/07/27 (f)	68	68
		2,587
Materials 0.1%
Innophos, Inc.
2020 Term Loan B, 3.83%, (3 Month USD LIBOR + 3.75%), 02/04/27 (f)	1,576	1,578
White Cap Buyer LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 10/08/27 (f)	596	597
		2,175
Total Senior Floating Rate Instruments (cost $44,340)		44,537
PREFERRED STOCKS 0.1%
Financials 0.1%
CoBank, ACB, 6.20%, (100, 01/01/25) (d)	3	327
U.S. Bancorp, 4.00%, (25, 04/15/26) (b) (d)	5	118
Wells Fargo & Company, 4.25%, (100, 09/15/26) (d) (n)	65	1,630
Total Preferred Stocks (cost $2,044)		2,075
COMMON STOCKS 0.0%
Financials 0.0%
Stearns Holdings, LLC (n) (o)	35	166
Total Common Stocks (cost $166)		166

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.01% (p) (q)	5,911	5,911
Total Short Term Investments (cost $5,911)		5,911
Total Investments 116.7% (cost $1,936,748)		1,977,655
Total Forward Sales Commitments 0.0% (proceeds $498)		(499)
Other Derivative Instruments 0.1%		1,413
Other Assets and Liabilities, Net (16.8)%		(284,418)
Total Net Assets 100.0%		1,694,151

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $401,144 and 23.7% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Convertible security.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $104,389.

(m) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Non-income producing security.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 2.00%, 12/15/50 (a)	(500)	(499)
Total Government And Agency Obligations (proceeds $498)		(499)
Total Forward Sales Commitments (0.0%) (proceeds $498)		(499)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2021, the total proceeds for investments sold on a delayed delivery basis was $498.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
21Vianet Group, Inc., 7.88%, 10/15/21	10/25/19	500	499	—
Adani Transmission Limited, 4.00%, 08/03/26	01/02/20	512	531	—
Adecoagro S.A., 6.00%, 09/21/27	09/14/17	200	209	—
Banca Monte dei Paschi di Siena S.p.A., 3.63%, 09/24/24	12/01/20	1,908	1,810	0.1
Banca Monte dei Paschi di Siena S.p.A., 2.63%, 04/28/25	11/25/20	619	592	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	02/04/19	663	744	0.1
Banco do Brasil S.A, 4.75%, 03/20/24	01/13/20	207	213	—
Banco Votorantim S.A., 4.50%, 09/24/24	12/16/19	1,018	1,044	0.1
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	12/08/20	906	900	0.1
Barclays Bank PLC, 3.38%, 04/02/25	01/19/21	1,047	1,003	0.1
Barclays PLC, 7.88% (callable at 100, 09/15/22)	02/17/21	3,253	3,129	0.2
Barclays PLC, 7.88% (callable at 100, 03/15/22)	12/10/19	4,180	4,203	0.3
BBVA Bancomer, S.A., 6.75%, 09/30/22	12/18/19	340	346	—
BRF S.A., 4.88%, 01/24/30	12/07/20	1,183	1,101	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	11/05/19	409	418	—
China Construction Bank (New Zealand) Limited, 0.87%, 12/20/21	12/19/19	500	500	—
China Mengniu Dairy Company Limited, 2.50%, 06/17/30	09/25/20	897	893	0.1
CIFI Holdings (Group) Co. Ltd., 6.00%, 07/16/25	11/25/20	416	399	—
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,837	2,724	0.2
Country Garden Holdings Company Limited, 3.13%, 10/22/25	08/18/21	994	950	0.1
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	02/25/21	518	519	—
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	311	328	—
Digital Stout Holding, LLC, 3.75%, 10/17/30	10/28/19	424	456	—
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,507	2,453	0.2
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable, 4.38%, 04/11/27	11/16/20	1,642	1,655	0.1
Gaz Capital S.A., 6.51%, 03/07/22	03/01/19	505	512	—
Gaz Capital S.A., 2.95%, 01/24/24	02/28/19	1,835	1,949	0.1
Gaz Capital S.A., 2.25%, 11/22/24	03/13/19	226	241	—
Gaz Capital S.A., 4.95%, 03/23/27	09/18/18	577	665	—
Gaz Finance PLC, 3.00%, 06/29/27	11/23/20	1,520	1,522	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gaz Finance PLC, 3.25%, 02/25/30	11/23/20	1,025	995	0.1
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	314	323	—
GPN Capital S.A., 4.38%, 09/19/22	03/22/19	300	309	—
GPN Capital S.A., 6.00%, 11/27/23	01/14/21	546	549	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	547	567	—
Greenko Solar (Mauritius) Limited, 5.95%, 07/29/26	10/14/20	1,154	1,163	0.1
Greenland Global Investment Ltd., 6.25%, 12/16/22	08/18/20	907	801	0.1
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	01/13/20	1,575	1,660	0.1
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 0.87%, 12/21/21	12/19/19	800	800	0.1
ING Groep N.V., 6.88% (callable at 100, 04/16/22)	01/27/21	613	616	—
Intesa Sanpaolo S.p.A., 7.75% (callable at 100, 01/11/27)	02/21/20	782	847	0.1
Kaisa Group Holdings Ltd., 11.25%, 04/09/22	11/25/20	305	269	—
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	02/12/20	803	690	—
Kaisa Group Holdings Ltd., 10.88%, 07/23/23	02/25/21	2,052	1,650	0.1
Kaisa Group Holdings Ltd., 9.75%, 09/28/23	02/04/21	2,618	2,044	0.1
Kaisa Group Holdings Ltd., 11.95%, 11/12/23	11/09/20	826	657	—
Kaisa Group Holdings Ltd., 9.38%, 06/30/24	12/03/20	784	618	—
KWG Group Holdings Limited, 6.00%, 09/15/22	06/09/20	400	392	—
KWG Group Holdings Limited, 7.88%, 09/01/23	12/14/20	612	581	—
KWG Group Holdings Limited, 5.88%, 11/10/24	12/10/20	204	183	—
Lenovo Group Limited, 5.88%, 04/24/25	10/14/20	214	225	—
Lloyds Banking Group PLC, 7.63% (callable at 100, 06/27/23)	09/27/16	1,290	1,451	0.1
Longfor Group Holdings Limited, 3.95%, 09/16/29	09/03/21	1,075	1,035	0.1
Netflix, Inc., 4.63%, 05/15/29	02/02/21	2,429	2,321	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,909	1,961	0.1
Novatek Finance Designated Activity Company, 4.42%, 12/13/22	02/27/19	504	519	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	01/10/17	12	12	—
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	104	39	—
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	234	271	—
Rolls-Royce Group PLC, 3.38%, 06/18/26	02/02/21	1,088	1,084	0.1
Rolls-Royce Group PLC, 1.63%, 05/09/28	02/02/21	336	334	—
Santander UK Group Holdings PLC, 7.38% (callable at 100, 06/24/22)	09/28/16	381	411	—
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	895	985	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	10/19/16	794	862	0.1
SB Capital S.A., 6.13%, 02/07/22	04/17/19	1,511	1,524	0.1
SB Capital S.A., 5.13%, 10/29/22	09/19/19	6,276	6,314	0.4
SB Capital S.A., 5.25%, 05/23/23	09/19/19	625	632	—
Seazen Group Limited, 6.00%, 08/12/24	02/08/21	2,405	2,217	0.1
SF Holding Investment Limited, 2.88%, 02/20/30	09/25/20	834	805	0.1
Shriram Transport Finance Company Limited, 5.95%, 10/24/22	11/01/19	904	916	0.1
State Bank of India, 3.25%, 01/24/22	07/17/17	700	705	—
State Grid Overseas Investment Limited, 1.63%, 08/05/30	10/14/20	586	570	—
Stichting AK Rabobank Certificaten II, 2.19%	01/17/17	770	1,049	0.1
Sunac China Holdings Limited, 6.50%, 07/09/23	10/19/20	1,399	1,166	0.1
Sunac China Holdings Limited, 7.50%, 02/01/24	12/03/20	414	329	—
Sunac China Holdings Limited, 6.65%, 08/03/24	12/03/20	410	322	—
Sunac China Holdings Limited, 7.00%, 07/09/25	11/27/20	1,222	965	0.1
Sunny Optical Technology (Group) Company Limited, 3.75%, 01/23/23	12/09/19	1,415	1,443	0.1
Syngenta Finance N.V., 3.38%, 04/16/26	06/10/21	671	635	—
Tencent Holdings Limited, 3.60%, 01/19/28	10/14/20	218	214	—
Tencent Holdings Limited, 3.98%, 04/11/29	10/14/20	1,016	987	0.1
Tencent Holdings Limited, 2.39%, 06/03/30	09/29/20	917	885	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	721	1,030	0.1
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	06/04/19	678	731	—
UBS AG, 5.13%, 05/15/24	01/15/20	946	985	0.1
UniCredit S.p.A., 7.50% (callable at 100, 06/03/26)	01/27/20	1,753	1,910	0.1
Vanke Real Estate (Hong Kong) Company Limited, 4.20%, 06/07/24	08/22/19	820	848	0.1
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	10/01/19	369	408	—
Virgin Money UK PLC, 4.00%, 09/03/27	02/06/20	1,241	1,336	0.1
Wynn Macau, Limited, 5.50%, 01/15/26	01/21/21	620	581	—
Wynn Macau, Limited, 5.50%, 10/01/27	01/20/21	618	576	—
Yango Justice International Limited, 10.25%, 03/18/22	12/03/20	407	362	—
Yango Justice International Limited, 7.50%, 04/15/24	12/10/20	204	156	—
Yanlord Land (HK) Co., Limited, 6.80%, 02/27/24	11/25/20	624	600	—
		92,380	90,933	5.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(26)	December 2021	EUR	(4,468)	1	62
United States 2 Year Note	(39)	January 2022		(8,587)	(1)	5
					—	67

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	5.18	(M)	03/24/23	MXN	349,300	9	(243)
28-Day MEXIBOR (M)	Paying	5.35	(M)	06/13/23	MXN	59,300	2	(44)
28-Day MEXIBOR (M)	Paying	5.40	(M)	03/05/26	MXN	365,300	11	(1,102)
28-Day MEXIBOR (M)	Paying	5.93	(M)	05/05/26	MXN	52,340	2	(113)
3M Canada Bankers Acceptance (S)	Paying	1.24	(S)	03/04/25	CAD	4,700	(1)	(97)
3M Canada Bankers Acceptance (S)	Paying	1.90	(S)	12/18/29	CAD	1,900	(2)	(114)
3M Canada Bankers Acceptance (S)	Paying	1.96	(S)	04/22/31	CAD	16,200	(15)	33
3M JIBAR (Q)	Paying	5.03	(Q)	12/04/25	ZAR	234,700	15	(529)
3M JIBAR (Q)	Paying	4.85	(Q)	12/17/25	ZAR	87,900	6	(230)
3M JIBAR (Q)	Paying	4.85	(Q)	01/07/26	ZAR	9,700	1	(26)
3M JIBAR (Q)	Paying	4.85	(Q)	01/11/26	ZAR	75,100	5	(204)
3M JIBAR (Q)	Paying	5.68	(Q)	06/08/26	ZAR	8,800	—	(11)
3M JIBAR (Q)	Paying	5.72	(Q)	06/08/26	ZAR	7,500	—	(8)
3M LIBOR (Q)	Receiving	1.25	(Q)	12/15/26		9,600	(12)	66
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	(S)	09/20/24	JPY	127,500	—	15
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	(1)	11
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	(2)	12
6M BUBOR (A)	Paying	1.00	(A)	09/19/23	HUF	297,000	—	(31)
6M BUBOR (A)	Paying	1.25	(A)	09/19/23	HUF	906,900	(1)	(104)
6M EURIBOR (S)	Receiving	0.25	(A)	03/16/32	EUR	5,200	(5)	79
6M EURIBOR (S)	Receiving	0.50	(S)	03/16/52	EUR	500	1	20
BRAZIBOR (A)	Paying	6.79	(A)	01/02/23	BRL	264,100	3	(934)
BRAZIBOR (A)	Paying	7.90	(A)	01/02/24	BRL	45,200	2	(240)
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(A)	03/16/32	GBP	11,100	25	398
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(A)	03/16/52	GBP	1,600	15	165
Sterling Overnight Index Average Rate (A)	Paying	0.50	(A)	03/16/27	GBP	300	—	(5)
							58	(3,236)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Newell Brands Inc. (Q)	1.00	06/20/23	1,300	(15)	1	(6)

Credit default swap agreements - sell protection
Airbus Finance B.V. (Q)	1.00	12/20/25	(300)	9	—	4
AT&T Inc. (Q)	1.00	12/20/24	(5,500)	107	(2)	38
AT&T Inc. (Q)	1.00	12/20/25	(2,600)	57	(1)	25
AT&T Inc. (Q)	1.00	06/20/26	(2,600)	54	(2)	15
Atlantia S.p.A. (Q)	1.00	12/20/25	(1,400)	1	(1)	65
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(5,600)	62	(1)	(51)
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(900)	10	—	(8)
British Telecommunications Public Limited Company (Q)	1.00	12/20/24	(700)	14	—	9
British Telecommunications Public Limited Company (Q)	1.00	12/20/25	(500)	9	—	4
British Telecommunications Public Limited Company (Q)	1.00	12/20/27	(300)	—	—	3
Canadian Natural Resources Limited (Q)	1.00	06/20/22	(200)	1	—	(1)
CDX.NA.IG.35 (Q)	1.00	12/20/25	(2,900)	69	(1)	12
CDX.NA.IG.35 (Q)	1.00	12/20/30	(17,600)	225	(13)	289
CDX.NA.IG.36 (Q)	1.00	06/20/26	(25,300)	607	(11)	(21)
CDX.NA.IG.36 (Q)	1.00	06/20/31	(2,800)	29	(2)	28
CDX.NA.IG.37 (Q)	1.00	12/20/26	(20,100)	477	(10)	(17)
CDX.NA.IG.37 (Q)	1.00	12/20/31	(30,300)	217	(25)	(24)
Enbridge Inc. (Q)	1.00	12/20/21	(100)	—	—	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Enbridge Inc. (Q)	1.00	06/20/22	(50)	—	—	—
Ford Motor Company (Q)	5.00	06/20/23	(700)	46	—	9
General Electric Company (Q)	1.00	06/20/24	(300)	5	—	9
General Electric Company (Q)	1.00	06/20/26	(1,000)	14	(1)	6
General Motors Company (Q)	5.00	12/20/26	(500)	100	—	—
ITRAXX.EUR.SR.26.V2 (Q)	1.00	12/20/21	(1,400)	4	—	(14)
MetLife, Inc. (Q)	1.00	06/20/22	(400)	3	—	(3)
MetLife, Inc. (Q)	1.00	12/20/22	(1,100)	12	—	(8)
MetLife, Inc. (Q)	1.00	12/20/24	(500)	11	—	(1)
Prudential Financial, Inc. (Q)	1.00	12/20/24	(800)	18	—	(2)
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,500)	(27)	15	378
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,700)	(29)	16	409
Rolls-Royce Group PLC (Q)	1.00	12/20/25	(1,650)	(46)	12	115
Ryder System, Inc. (Q)	1.00	06/20/22	(500)	3	—	(3)
Simon Property Group, L.P. (Q)	1.00	06/20/22	(400)	2	—	—
Tesco PLC (Q)	1.00	12/20/24	(800)	18	—	—
Tesco PLC (Q)	1.00	12/20/27	(4,600)	45	(4)	38
The Boeing Company (Q)	1.00	12/20/21	(700)	1	—	—
The Boeing Company (Q)	1.00	12/20/22	(2,000)	13	—	13
The Boeing Company (Q)	1.00	06/20/23	(300)	2	—	1
The Goldman Sachs Group, Inc. (Q)	1.00	12/20/21	(1,400)	2	—	(8)
The Sherwin-Williams Company (Q)	1.00	12/20/22	(1,000)	10	—	(9)
Vodafone Group Public Limited Company (Q)	1.00	06/20/23	(400)	6	—	(1)
Vodafone Group Public Limited Company (Q)	1.00	06/20/24	(800)	18	—	1
				2,179	(31)	1,299

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.36, 06/20/26	BOA	Put	101.00	10/20/21		500,000	—
CDX.NA.HY.36, 06/20/26	BOA	Put	102.00	11/17/21		1,300,000	(2)
CDX.NA.HY.36, 06/20/26	BPC	Put	101.00	10/20/21		1,500,000	(1)
CDX.NA.HY.36, 06/20/26	CGM	Put	101.00	10/20/21		1,100,000	—
CDX.NA.HY.36, 06/20/26	GSC	Put	103.00	10/20/21		3,200,000	(2)
CDX.NA.HY.36, 06/20/26	GSC	Put	102.00	11/17/21		1,000,000	(1)
CDX.NA.HY.36, 06/20/26	MSC	Put	100.00	11/17/21		6,200,000	(6)
CDX.NA.HY.37, 12/20/26	BOA	Put	101.00	01/19/22		2,500,000	(13)
CDX.NA.HY.37, 12/20/26	DUB	Put	101.00	01/19/22		2,300,000	(12)
CDX.NA.IG.36, 06/20/26	BOA	Put	80.00	11/17/21		31,800,000	(9)
CDX.NA.IG.36, 06/20/26	DUB	Put	75.00	12/15/21		5,400,000	(3)
CDX.NA.IG.36, 06/20/26	GSC	Put	85.00	10/20/21		4,700,000	—
CDX.NA.IG.36, 06/20/26	GSC	Put	70.00	10/20/21		50,000,000	(5)
CDX.NA.IG.36, 06/20/26	GSC	Put	75.00	10/20/21		2,500,000	—
CDX.NA.IG.36, 06/20/26	GSC	Put	90.00	11/17/21		2,700,000	(1)
CDX.NA.IG.36, 06/20/26	GSC	Put	80.00	12/15/21		2,600,000	(1)
CDX.NA.IG.36, 06/20/26	JPM	Put	80.00	10/20/21		3,500,000	—
CDX.NA.IG.36, 06/20/26	MSC	Put	75.00	11/17/21		2,700,000	(1)
CDX.NA.IG.36, 06/20/26	MSC	Put	75.00	12/15/21		5,700,000	(4)
CDX.NA.IG.37, 12/20/26	BCL	Put	85.00	01/19/22		5,600,000	(6)
CDX.NA.IG.37, 12/20/26	MSC	Put	80.00	01/19/22		8,000,000	(10)
ITRAXX.EUR.35, 06/20/26	BCL	Put	85.00	10/20/21	EUR	11,160,000	—
ITRAXX.EUR.35, 06/20/26	BCL	Put	70.00	11/17/21	EUR	39,600,000	(14)
ITRAXX.EUR.35, 06/20/26	BCL	Put	75.00	11/17/21	EUR	20,400,000	(6)
ITRAXX.EUR.35, 06/20/26	BCL	Put	80.00	11/17/21	EUR	2,900,000	(1)
ITRAXX.EUR.35, 06/20/26	BPC	Put	80.00	11/17/21	EUR	7,800,000	(2)
ITRAXX.EUR.35, 06/20/26	DUB	Put	80.00	11/17/21	EUR	5,800,000	(2)
ITRAXX.EUR.35, 06/20/26	JPM	Put	85.00	10/20/21	EUR	2,900,000	—
ITRAXX.EUR.35, 06/20/26	JPM	Put	75.00	11/17/21	EUR	3,300,000	(1)
ITRAXX.EUR.36, 12/20/26	BCL	Put	75.00	01/19/22	EUR	2,700,000	(3)
ITRAXX.EUR.XO.35, 06/20/26	BCL	Put	350.00	10/20/21	EUR	1,550,000	(1)
ITRAXX.EUR.XO.35, 06/20/26	BCL	Put	375.00	10/20/21	EUR	500,000	—
ITRAXX.EUR.XO.35, 06/20/26	BCL	Put	350.00	11/17/21	EUR	500,000	(1)
ITRAXX.EUR.XO.35, 06/20/26	BCL	Put	70.00	12/15/21	EUR	11,900,000	(8)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
ITRAXX.EUR.XO.35, 06/20/26	BOA	Put		70.00	12/15/21	EUR	3,300,000	(2)
ITRAXX.EUR.XO.35, 06/20/26	BPC	Put		375.00	11/17/21	EUR	500,000	(1)
ITRAXX.EUR.XO.35, 06/20/26	DUB	Put		375.00	10/20/21	EUR	400,000	—
ITRAXX.EUR.XO.35, 06/20/26	DUB	Put		350.00	12/15/21	EUR	800,000	(3)
ITRAXX.EUR.XO.36, 12/20/26	BCL	Put		375.00	01/19/22	EUR	1,550,000	(11)
								(133)
Foreign Currency Options
EUR/CHF Spot Rate	CGM	Call	CHF	1.10	12/01/21	EUR	817,000	(1)
EUR/CHF Spot Rate	UBS	Call	CHF	1.10	10/29/21	EUR	3,120,000	(2)
EUR/CHF Spot Rate	CGM	Put	CHF	1.07	10/29/21	EUR	3,120,000	(5)
EUR/CHF Spot Rate	UBS	Put	CHF	1.07	12/01/21	EUR	817,000	(2)
								(10)
Options on Securities
Federal National Mortgage Association, Inc., 2..00%, 11/15/51	JPM	Call		101.47	11/03/21		10,300,000	(5)
Federal National Mortgage Association, Inc., 2.00%, 10/15/51	JPM	Call		102.67	10/07/21		7,400,000	(12)
Federal National Mortgage Association, Inc., 2.00%, 10/15/51	JPM	Call		101.69	10/07/21		2,000,000	—
Federal National Mortgage Association, Inc., 2.00%, 10/15/51	JPM	Put		100.67	10/07/21		7,400,000	(34)
Federal National Mortgage Association, Inc., 2.00%, 11/15/51	JPM	Call		101.55	11/03/21		17,000,000	(7)
Federal National Mortgage Association, Inc., 2.00%, 11/15/51	JPM	Call		101.51	11/03/21		2,100,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 11/15/51	JPM	Call		101.34	11/03/21		1,100,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 11/15/51	MLP	Call		101.58	11/03/21		2,100,000	(1)
Federal National Mortgage Association, Inc., 2.50%, 10/15/51	JPM	Call		104.32	10/07/21		18,100,000	—
Federal National Mortgage Association, Inc., 2.50%, 10/15/51	JPM	Call		103.77	10/07/21		1,400,000	—
Federal National Mortgage Association, Inc., 2.50%, 10/15/51	JPM	Call		103.73	10/07/21		1,400,000	—
Government National Mortgage Association, 2.50%, 10/15/51	JPM	Put		102.43	10/14/21		9,100,000	(4)
								(65)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	MSC	10/04/21	BRL	38,837	7,132	(50)
BRL/USD	MSC	11/03/21	BRL	38,837	7,098	(129)
CLP/USD	BNP	10/20/21	CLP	1	—	—
CLP/USD	JPM	10/20/21	CLP	2,025,856	2,494	(72)
COP/USD	GSC	11/19/21	COP	6,522,900	1,707	15
IDR/USD	JPM	11/15/21	IDR	6,750,253	469	—
IDR/USD	MSC	11/15/21	IDR	2,209,663	154	—
IDR/USD	GSC	12/15/21	IDR	7,738,899	537	(1)
IDR/USD	SCB	12/15/21	IDR	4,695,362	326	(1)
INR/USD	BOA	12/15/21	INR	161,484	2,159	(14)
INR/USD	SCB	12/15/21	INR	120,359	1,609	(14)
JPY/USD	CIT	10/04/21	JPY	968,000	8,698	(78)
MXN/USD	JPM	10/05/21	MXN	91,674	4,441	(21)
MXN/USD	CIT	10/27/21	MXN	7,794	376	(14)
MXN/USD	BNP	01/12/22	MXN	91,674	4,377	(99)
PEN/USD	CIT	10/29/21	PEN	16,257	3,930	(67)
PLN/USD	BOA	11/15/21	PLN	986	248	(11)
PLN/USD	MSC	11/15/21	PLN	1,858	467	(22)
PLN/USD	BOA	02/18/22	PLN	1,198	301	(12)
PLN/USD	CIT	02/18/22	PLN	920	231	(9)
RUB/USD	GSC	10/22/21	RUB	55,723	763	23
RUB/USD	SCB	10/22/21	RUB	87,802	1,202	20
RUB/USD	BOA	11/22/21	RUB	42,876	584	10
RUB/USD	CIT	11/22/21	RUB	62,342	849	14
RUB/USD	CSI	11/22/21	RUB	7,007	95	2
RUB/USD	UBS	11/22/21	RUB	31,300	426	8
RUB/USD	BOA	12/20/21	RUB	43,973	595	6
RUB/USD	CIT	12/20/21	RUB	28,987	392	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
RUB/USD	GSC	12/20/21	RUB	70,564	955	7
USD/AUD	MSC	10/05/21	AUD	(3,646)	(2,636)	41
USD/BRL	MSC	10/04/21	BRL	(38,837)	(7,132)	129
USD/CAD	BCL	11/17/21	CAD	(9,750)	(7,697)	64
USD/CAD	MSC	11/17/21	CAD	(213)	(168)	—
USD/CAD	SCB	11/17/21	CAD	(226)	(178)	—
USD/EUR	GSC	10/04/21	EUR	(13,857)	(16,051)	337
USD/GBP	BNP	10/04/21	GBP	(14,540)	(19,591)	411
USD/HUF	CIT	11/15/21	HUF	(5,932)	(19)	1
USD/HUF	MSC	11/15/21	HUF	(6,163)	(20)	1
USD/MXN	BNP	10/05/21	MXN	(91,674)	(4,441)	99
USD/MXN	JPM	10/27/21	MXN	(8,826)	(426)	8
USD/PEN	BNP	10/29/21	PEN	(16,257)	(3,930)	373
USD/PEN	BOA	11/03/21	PEN	(18,504)	(4,472)	206
USD/PEN	CIT	05/09/22	PEN	(16,257)	(3,876)	100
USD/ZAR	GSC	12/15/21	ZAR	(3,990)	(262)	(2)
ZAR/USD	CIT	12/15/21	ZAR	6,296	414	(21)
ZAR/USD	GSC	12/15/21	ZAR	4,846	318	(17)
ZAR/USD	UBS	12/15/21	ZAR	5,664	372	(22)
					(17,180)	1,201

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BCL	0.44	1.00	12/20/24	(200)	4	3	1
Alibaba Group Holding Limited (Q)	BNP	0.44	1.00	12/20/24	(300)	5	4	1
CDX.NA.HY.27.V5 (Q)	BOA	N/A	5.00	12/20/21	(300)	4	46	(42)
CDX.NA.HY.27.V5 (Q)	CGM	N/A	5.00	12/20/21	(600)	7	52	(45)
CDX.NA.HY.27.V5 (Q)	JPM	N/A	5.00	12/20/21	(200)	2	17	(15)
CDX.NA.HY.29.V3 (Q)	GSC	N/A	5.00	12/20/22	(100)	6	14	(8)
CDX.NA.HY.29.V3 (Q)	JPM	N/A	5.00	12/20/22	(200)	12	32	(20)
CDX.NA.HY.31.V4 (Q)	BNP	N/A	5.00	12/20/23	(100)	10	12	(2)
CDX.NA.HY.31.V4 (Q)	CGM	N/A	5.00	12/20/23	(200)	20	21	(1)
CDX.NA.HY.31.V4 (Q)	GSC	N/A	5.00	12/20/23	(500)	50	59	(9)
CDX.NA.HY.31.V4 (Q)	JPM	N/A	5.00	12/20/23	(400)	40	45	(5)
CDX.NA.HY.31.V4 (Q)	MSC	N/A	5.00	12/20/23	(100)	10	12	(2)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(3,997)	38	(161)	199
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	5	(19)	24
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	0.37	1.00	06/20/23	(800)	9	(8)	17
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.50	1.00	06/20/24	(200)	3	(3)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.42	1.00	12/20/23	(300)	4	(6)	10
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.50	1.00	06/20/24	(100)	1	(2)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.37	1.00	06/20/23	(1,300)	15	(12)	27
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.57	1.00	12/20/24	(100)	1	(1)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	0.50	1.00	06/20/24	(100)	1	(2)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	3	(4)	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.57	1.00	12/20/24	(500)	7	(3)	10
Italy, Governement of (Q)	BOA	1.27	1.00	06/20/25	(6,000)	104	(96)	200
MCDX.CDSI.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	4	(5)	9
Mexico (United Mexican States) (Q)	BCL	0.21	1.00	06/20/22	(2,600)	16	(37)	53
Pemex Project Funding Master Trust (Q)	BCL	1.32	1.00	06/20/22	(400)	(1)	(17)	16
Pemex Project Funding Master Trust (Q)	BNP	1.32	1.00	06/20/22	(1,700)	(4)	(103)	99
Pemex Project Funding Master Trust (Q)	GSC	4.49	1.00	12/20/21	(200)	—	(9)	9
Pemex Project Funding Master Trust (Q)	GSC	4.84	1.00	06/20/22	(700)	(1)	(44)	43
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.41	1.00	12/20/24	(600)	(7)	(10)	3
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.41	1.00	12/20/24	(500)	(6)	(8)	2
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.37	1.00	06/20/22	(200)	—	(1)	1
PT Pertamina (Persero) (Q)	BCL	0.61	1.00	12/20/24	(400)	5	(4)	9
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.46	1.00	12/20/24	(800)	14	2	12
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.40	1.00	06/20/24	(400)	6	(9)	15
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	0.40	1.00	06/20/24	(400)	7	(8)	15

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Sinopec Group Overseas Development (2018) Limited (Q)	BCL	0.37	1.00	12/20/24	(300)	6	5	1
Sinopec Group Overseas Development (2018) Limited (Q)	GSC	0.37	1.00	12/20/24	(200)	4	3	1
South Africa, Parliament of (Q)	BCL	1.44	1.00	12/20/24	(800)	(11)	(30)	19
South Africa, Parliament of (Q)	GSC	1.44	1.00	12/20/24	(1,000)	(14)	(40)	26
State Grid Overseas Investment Limited (Q)	BCL	0.35	1.00	12/20/24	(300)	6	4	2
The Republic of Indonesia, The Government of (Q)	GSC	0.29	1.00	06/20/23	(300)	4	(4)	8
					(29,647)	392	(324)	716

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,468,794	—	1,468,794
Government And Agency Obligations	—	383,904	—	383,904
Non-U.S. Government Agency Asset-Backed Securities	—	72,268	—	72,268
Senior Floating Rate Instruments	—	44,537	—	44,537
Preferred Stocks	2,075	—	—	2,075
Common Stocks	—	—	166	166
Short Term Investments	5,911	—	—	5,911
	7,986	1,969,503	166	1,977,655
Liabilities - Securities
Government And Agency Obligations	—	(499)	—	(499)
	—	(499)	—	(499)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	67	—	—	67
Centrally Cleared Interest Rate Swap Agreements	—	799	—	799
Centrally Cleared Credit Default Swap Agreements	—	1,471	—	1,471
Open Forward Foreign Currency Contracts	—	1,877	—	1,877
OTC Credit Default Swap Agreements	—	865	—	865
	67	5,012	—	5,079
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Interest Rate Swap Agreements	—	(4,035)	—	(4,035)
Centrally Cleared Credit Default Swap Agreements	—	(178)	—	(178)
OTC Written Options	—	(208)	—	(208)
Open Forward Foreign Currency Contracts	—	(676)	—	(676)
OTC Credit Default Swap Agreements	—	(149)	—	(149)
	—	(5,246)	—	(5,246)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 118.4%
U.S. Treasury Inflation Indexed Securities 106.0%
Treasury, United States Department of
0.13%, 01/15/22 - 01/15/23 (a) (b)	100,409	102,148
0.63%, 04/15/23 - 02/15/43 (b)	141,480	152,989
0.38%, 07/15/23 - 07/15/27 (b)	132,360	142,904
0.50%, 04/15/24 (b) (c)	82,699	88,294
0.13%, 07/15/24 - 02/15/51 (b)	381,862	416,479
0.25%, 01/15/25 - 02/15/50 (b)	110,854	121,261
2.38%, 01/15/25 (b)	34,542	39,637
2.00%, 01/15/26 (b)	20,863	24,325
0.13%, 04/15/26 - 01/15/31 (b) (c)	175,637	192,267
0.38%, 01/15/27 (b) (c)	77,654	85,735
2.38%, 01/15/27 (a) (b)	352	428
0.50%, 01/15/28 (b)	63,641	71,259
1.75%, 01/15/28 (b)	14,445	17,386
3.63%, 04/15/28 (b)	34,793	46,487
0.75%, 07/15/28 - 02/15/45 (b)	98,728	117,547
0.88%, 01/15/29 - 02/15/47 (b)	48,164	57,500
2.50%, 01/15/29 (b)	20,977	26,860
3.88%, 04/15/29 (b)	12,211	17,025
2.13%, 02/15/40 - 02/15/41 (b)	28,361	42,397
1.38%, 02/15/44 (b) (c)	65,071	89,289
1.00%, 02/15/46 - 02/15/48 (b)	43,055	56,221
1.00%, 02/15/49 (a) (b)	2,864	3,836
		1,912,274
Treasury Inflation Indexed Securities 10.9%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (b)	2,752,560	25,479
0.01%, 03/10/31, JPY (b)	745,927	6,863
Canada, Government of
4.25%, 12/01/26, CAD (b)	6,160	6,200
Commonwealth of Australia
1.25%, 02/21/22, AUD (d) (e)	5,290	4,599
3.00%, 09/20/25, AUD (d) (e)	8,920	9,667
Corporacion Andina de Fomento
3.95%, 10/15/21, MXN (d)	13,845	671
France Government Inflation Indexed Bond
0.25%, 07/25/24, EUR (b) (e)	3,911	4,908
HM Treasury
1.88%, 11/22/22, GBP (b) (e)	4,605	6,735
1.25%, 11/22/27, GBP (b) (e)	3,101	5,453
New Zealand Government
2.00%, 09/20/25, NZD (d)	14,100	12,028
3.00%, 09/20/30, NZD (d)	2,500	2,435
Republique Francaise Presidence
0.10%, 03/01/26, EUR (b)	10,703	13,717
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (b)	38,905	49,326
0.40%, 05/15/30, EUR (b) (e)	27,534	35,323
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24, GBP (b) (e)	8,948	13,300
		196,704
U.S. Treasury Bond 0.6%
Treasury, United States Department of
1.63%, 11/15/50	13,120	11,792
Sovereign 0.4%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (f)	5,100	1,238
6.15%, 08/12/32, PEN	16,600	3,903
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	193
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (f)	1,900	2,000
		7,334
Collateralized Mortgage Obligations 0.3%
Federal Home Loan Mortgage Corporation
Series WF-4779, REMIC, 0.44%, (1 Month USD LIBOR + 0.35%), 07/15/44 (g)	1,370	1,366
Series T-1A1-62, REMIC, 1.29%, (12 Month Treasury Average + 1.20%), 10/25/44 (g)	142	140
Series T-1A1-63, REMIC, 1.29%, (12 Month Treasury Average + 1.20%), 02/25/45 (g)	105	108
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 0.15%, (1 Month USD LIBOR + 0.06%), 07/25/37 (g)	37	37
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 1.03%, (1 Year USD LIBOR + 0.75%), 04/20/67 (g)	1,842	1,887
Series 2018-FG-H15, REMIC, 0.38%, (1 Year USD LIBOR + 0.15%), 08/20/68 (g)	2,197	2,169
		5,707
Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
1.97%, (6 Month USD LIBOR + 1.78%), 07/01/36 (g)	82	86
1.79%, (1 Year USD LIBOR + 1.49%), 09/01/36 (g)	44	46
1.99%, (1 Year USD LIBOR + 1.65%), 10/01/36 (g)	46	48
Series F1-278, 0.53%, (1 Month USD LIBOR + 0.45%), 09/15/42 (g)	1,929	1,948
Federal National Mortgage Association, Inc.
1.77%, (1 Year USD LIBOR + 1.27%), 11/01/35 (g)	13	14
2.19%, (1 Year USD LIBOR + 1.82%), 03/01/36 (g)	29	30
2.27%, (1 Year USD LIBOR + 2.02%), 06/01/36 (g)	13	14
		2,186
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.75%, 12/31/24 (a)	1,070	1,110
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	144	159
Total Government And Agency Obligations (cost $2,127,016)		2,137,266
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.3%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 1.17%, (3 Month USD LIBOR + 1.04%), 10/20/31 (g)	700	700
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 0.29%, (1 Month USD LIBOR + 0.20%), 03/25/37 (g) (h)	386	224
Adagio V CLO Designated Activity Company
Series V-ARR-A, 0.72%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (f) (g)	1,000	1,156
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	90	70
Series 2006-A1-HY11, REMIC, 0.33%, (1 Month USD LIBOR + 0.24%), 06/25/36 (g) (h)	386	382
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,399	1,319
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	316	309
AMMC CLO XII Ltd
Series 2013-AR2-12A, 1.08%, (3 Month USD LIBOR + 0.95%), 11/11/30 (g)	800	800
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 1.28%, (3 Month USD LIBOR + 1.14%), 07/22/32 (g)	1,200	1,201
Apidos CLO XXVI
Series 2017-A1AR-26A, 1.03%, (3 Month USD LIBOR + 0.90%), 07/18/29 (g)	1,400	1,400
Apidos CLO XXVII
Series 2017-A1R-27A, 1.06%, (3 Month USD LIBOR + 0.93%), 07/17/30 (g)	1,400	1,401
AREIT Trust
Series 2020-A-CRE4, 2.78%, (SOFR 30-Day Average + 2.73%), 12/15/22 (g)	1,277	1,283
Armada Euro Clo III Designated Activity Company
Series A1R-3A, 0.72%, (3 Month EURIBOR + 0.72%), 07/15/31, EUR (f) (g)	2,500	2,889

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 1.43%, (3 Month USD LIBOR + 1.30%), 01/16/30 (g)	1,300	1,298
Atrium XII LLC
Series AR-12A, 0.97%, (3 Month USD LIBOR + 0.83%), 04/22/27 (g)	1,711	1,711
Babson Euro CLO 2015-1 B.V.
Series 2015-A1R-1A, 0.27%, (3 Month EURIBOR + 0.82%), 10/25/29, EUR (e) (g)	91	105
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 2.49%, 06/25/35 (g)	19	18
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (h)	73	74
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 4.80%, 03/26/37 (g)	380	387
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 2.62%, 01/25/36 (g)	171	168
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 2.71%, 08/25/36 (g)	118	83
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 2.87%, 05/25/33 (g)	9	9
Series 2003-2A1-9, REMIC, 2.93%, 02/25/34 (g)	52	52
Series 2004-22A1-9, REMIC, 2.73%, 11/25/34 (g)	50	50
Series 2004-22A1-10, REMIC, 4.58%, 01/25/35 (g)	31	32
Series 2005-2A1-1, REMIC, 2.89%, 03/25/35 (g)	107	108
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 1.09%, (1 Month USD LIBOR + 1.00%), 08/25/37 (g)	89	89
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 2.73%, 12/26/46 (g)	258	232
Birch Grove CLO Ltd
Series AR-19A, 1.27%, (3 Month USD LIBOR + 1.13%), 06/16/31 (g)	700	700
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 0.00%, 05/15/32, EUR (f) (g)	400	463
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3 Month EURIBOR + 0.65%), 10/03/29, EUR (f) (g)	677	785
Series 2015-A2R-1A, 1.19%, (3 Month USD LIBOR + 1.05%), 10/03/29 (f) (g)	441	441
Carlyle Global Market Strategies CLO 2012-4 Ltd
Series 2012-A1R3-4A, REMIC, 1.21%, 04/22/32 (g)	400	400
Carlyle Global Market Strategies CLO 2013-1 Ltd
Series 2013-A1RR-1A, 1.07%, (3 Month USD LIBOR + 0.95%), 08/14/30 (g)	1,500	1,500
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2015-AA1R-2A, 0.73%, (3 Month EURIBOR + 0.73%), 09/21/29, EUR (f) (g)	114	132
CARLYLE US CLO 2017-1 Ltd
Series 2017-A1R-1A, 1.13%, (3 Month USD LIBOR + 1.00%), 04/21/31 (g)	1,400	1,400
Catamaran CLO Ltd
Series 2013-AR-1A, 0.98%, (3 Month USD LIBOR + 0.85%), 01/27/28 (f) (g)	1,504	1,504
Cathedral Lake II, Ltd.
Series 2015-A1RR-2A, 0.98%, (3 Month USD LIBOR + 0.85%), 07/16/29 (g)	847	847
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 2.51%, 02/25/37 (g)	11	10
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	849	599
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 1.59%, (1 Month USD LIBOR + 1.50%), 02/25/23 (g)	1,900	1,876
Series 2007-1A-1, REMIC, 1.44%, (1 Month USD LIBOR + 1.35%), 08/25/24 (g)	1,578	1,591
Series 2007-2A3-1, REMIC, 1.54%, (1 Month USD LIBOR + 1.45%), 09/25/24 (g)	37	37
Citigroup Mortgage Loan Trust
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	7	7
Series 2005-2A2B-3, REMIC, 2.75%, 08/25/35 (g)	41	37
Series 2005-A1-6, REMIC, 2.22%, (1 Year Treasury + 2.10%), 09/25/35 (g)	8	8
Series 2005-A2-6, REMIC, 2.22%, (1 Year Treasury + 2.15%), 09/25/35 (g)	8	8
Series 2005-M3-HE4, REMIC, 0.78%, (1 Month USD LIBOR + 0.69%), 10/25/35 (g) (h)	3,422	3,313
Series 2006-A1-AMC1, REMIC, 0.38%, (1 Month USD LIBOR + 0.29%), 09/25/36 (g) (h)	2,763	2,637
Series 2007-A3A-AMC2, REMIC, 0.17%, (1 Month USD LIBOR + 0.08%), 01/25/37 (g) (h)	54	46
Series 2007-1A1A-AR4, REMIC, 3.16%, 03/25/37 (g)	1,335	1,289
Series 2007-22AA-10, REMIC, 3.12%, 09/25/37 (g)	349	337
Series 2007-A3A-AHL3, REMIC, 0.15%, (1 Month USD LIBOR + 0.06%), 08/25/45 (g) (h)	114	94
Series 2019-A1-B, REMIC, 3.26%, 04/25/66 (g) (h)	306	308
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 03/25/37 (g) (h)	1,329	1,224
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 0.36%, (1 Month USD LIBOR + 0.27%), 05/25/37 (g) (h)	1,200	1,103
College Loan Corporation
Series 2007-A1-2, 0.38%, (3 Month USD LIBOR + 0.25%), 01/25/24 (g)	800	790
Credit-Based Asset Servicing and Securitization LLC
Series 2005-M4-CB3, REMIC, 1.14%, (1 Month USD LIBOR + 1.05%), 08/25/34 (g) (h)	205	202
Series 2007-A1-CB6, REMIC, 0.21%, (1 Month USD LIBOR + 0.12%), 07/25/37 (g) (h)	88	69
Series 2007-A3-CB6, REMIC, 0.31%, (1 Month USD LIBOR + 0.22%), 07/25/37 (g) (h)	2,579	2,043
Crestline Denali CLO XIV Ltd
Series 2016-AR2-1A, 1.27%, (3 Month USD LIBOR + 1.14%), 10/23/31 (g)	800	800
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 1.16%, (3 Month USD LIBOR + 1.03%), 04/22/30 (g)	3,200	3,201
CSMC
Series 2015-5A2-3R, REMIC, 0.26%, 09/29/36 (g)	1,476	1,452
Series 2015-2A2-12R, REMIC, 0.59%, 12/03/37 (g)	2,300	2,106
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (g) (h)	640	235
CSMC Trust
Series 2019-A1-RPL9, REMIC, 3.32%, 10/25/59 (g) (h)	2,322	2,324
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 0.28%, (1 Month USD LIBOR + 0.19%), 02/25/36 (g) (h)	5,041	4,755
Series 2007-1A1-12, REMIC, 0.83%, (1 Month USD LIBOR + 0.74%), 06/25/37 (g) (h)	110	107
CWABS, Inc.
Series 2005-MV3-11, REMIC, 0.88%, (1 Month USD LIBOR + 0.53%), 01/25/36 (g) (h)	1,833	1,832
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 2.89%, 08/25/34 (g)	16	16
Series 2004-5A-HYB7, REMIC, 2.71%, 11/20/34 (g)	1	1
Series 2004-2A1-HYB5, REMIC, 2.70%, 04/20/35 (g)	1	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Dryden 52 Euro CLO 2017 B.V.
Series 2017-AR-52A, 0.86%, (3 Month EURIBOR + 0.88%), 05/15/34, EUR (f) (g)	400	461
Eurosail PLC
Series 2007-A3A-3X, 1.02%, (3 Month GBP LIBOR + 0.95%), 06/13/45, GBP (e) (g)	814	1,095
Series 2007-A3C-3A, 1.02%, (3 Month GBP LIBOR + 0.95%), 06/13/45, GBP (f) (g)	280	377
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 0.40%, (1 Month USD LIBOR + 0.31%), 07/25/36 (g) (h)	2,094	2,004
Series 2006-A2-FF17, REMIC, 0.21%, (1 Month USD LIBOR + 0.12%), 12/25/36 (g) (h)	6,815	6,232
First NLC Trust
Series 2007-A1-1, REMIC, 0.16%, (1 Month USD LIBOR + 0.07%), 08/25/37 (g)	232	145
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 0.22%, (3 Month GBP LIBOR + 0.15%), 06/18/38, GBP (e) (g)	103	137
Series 2007-A2A-1, 0.20%, (3 Month GBP LIBOR + 0.13%), 03/18/39, GBP (e) (g)	141	189
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 09/25/46 (g) (h)	308	299
Grifonas Finance No.1 PLC
Series A-1, 0.00%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (e) (g) (h)	541	614
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.72%, 03/25/46 (h)	292	212
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 08/12/43	535	541
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 2.65%, 01/25/35 (g)	25	24
Halcyon Loan Advisors Funding Ltd
Series 2015-AR-1A, 1.05%, (3 Month USD LIBOR + 0.92%), 04/20/27 (g)	59	59
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 2.12%, 04/19/34 (g)	76	75
HarborView Mortgage Loan Trust
Series 2007-A1A-5, REMIC, 0.28%, (1 Month USD LIBOR + 0.19%), 09/19/37 (g) (h)	22	20
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 0.76%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (f) (g)	600	695
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.10%, (SONIA + 1.05%), 05/25/53, GBP (f) (g) (h)	5,496	7,439
Home Equity Asset Trust
Series 2004-M1-2, REMIC, 0.88%, (1 Month USD LIBOR + 0.80%), 07/25/34 (g) (h)	119	118
Series 2005-M2-8, REMIC, 0.54%, (1 Month USD LIBOR + 0.45%), 02/25/36 (g) (h)	1,700	1,690
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 0.75%, (1 Month USD LIBOR + 0.66%), 10/25/35 (g) (h)	48	48
ICG US Clo 2020-1 Ltd
Series 2020-A1-1A, 1.62%, (3 Month USD LIBOR + 1.40%), 10/22/31 (g)	1,000	1,000
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	11	11
Series 2005-4A1-AR1, REMIC, 2.96%, 03/25/35 (g)	72	72
Series 2005-2A1-AR1, REMIC, 2.93%, 11/25/35 (g)	25	26
Series 2005-A1-16IP, REMIC, 0.73%, (1 Month USD LIBOR + 0.64%), 07/25/45 (g) (h)	95	84
J.P. Morgan Mortgage Acquisition Trust
Series 2006-AV5-CH2, REMIC, 0.30%, (1 Month USD LIBOR + 0.21%), 10/25/36 (g) (h)	50	50
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 2.76%, 07/25/35 (g)	34	35
Series 2005-2A1-A6, REMIC, 2.57%, 08/25/35 (g)	51	51
Series 2005-7A1-A6, REMIC, 2.95%, 08/25/35 (g)	73	72
Series 2005-4A1-A6, REMIC, 2.38%, 09/25/35 (g)	7	7
Series 2008-1A1-R2, REMIC, 2.89%, 07/27/37 (g)	236	231
Jamestown CLO V Ltd
Series 2014-AR-5A, 1.35%, (3 Month USD LIBOR + 1.22%), 01/19/27 (g)	64	64
Jubilee CLO 2015-XV B.V.
Series 2015-AR-15A, 0.29%, (3 Month EURIBOR + 0.84%), 07/12/28, EUR (e) (g)	518	600
Jubilee CLO 2015-XVI Designated Activity Company
Series 2015-A1R-16A, 0.26%, (3 Month EURIBOR + 0.80%), 12/15/29, EUR (f) (g)	1,801	2,078
KKR CLO 9 Ltd
Series AR2-9, 1.08%, (3 Month USD LIBOR + 0.95%), 07/15/30 (g)	500	500
KVK CLO Ltd
Series 2013-AR-1A, 1.03%, (3 Month USD LIBOR + 0.90%), 01/14/28 (f) (g)	151	151
Laurelin 2016-1 Designated Activity Company
Series 2016-ARR-1A, 0.81%, (3 Month EURIBOR + 0.72%), 10/20/35, EUR (f) (g)	400	462
LCM XV LP
Series AR2-15A, 1.19%, (3 Month USD LIBOR + 1.00%), 07/22/30 (g)	2,300	2,300
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/59 (h)	568	571
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 0.34%, (1 Month USD LIBOR + 0.25%), 08/25/47 (g) (h)	684	660
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.21%, (1 Month USD LIBOR + 1.13%), 10/15/23 (g)	1,019	1,019
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, REMIC, 0.21%, (1 Month USD LIBOR + 0.12%), 08/25/36 (g) (h)	441	224
Mackay Shields Euro CLO-2 Designated Activity Company
Series A-2A, 1.55%, (3 Month EURIBOR + 1.55%), 08/15/33, EUR (f) (g)	600	696
Man GLG Euro CLO II Designated Activity Company
Series A1R-2A, 0.87%, (3 Month EURIBOR + 0.87%), 01/15/30, EUR (f) (g)	740	857
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.00%, (3 Month USD LIBOR + 0.87%), 11/22/27 (g)	414	414
Marlette Funding Trust
Series 2019-A-3A, 2.69%, 09/17/29	7	7
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 1.76%, 12/25/33 (g)	51	50
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 10/25/35 (g) (h)	57	57
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 2.26%, 02/25/34 (g)	67	66
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 1.86%, 02/25/33 (g)	45	43
MidOcean Credit CLO II
Series 2013-ARR-2A, 1.16%, (3 Month USD LIBOR + 1.03%), 01/29/30 (g)	800	800
Midocean Credit Clo VIII
Series 2018-A1R-8A, 1.18%, (3 Month USD LIBOR + 1.05%), 02/20/31 (g)	900	899
Mill City Mortgage Loan Trust
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (g)	436	448
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 1.06%, (1 Month USD LIBOR + 0.98%), 07/25/34 (g) (h)	356	349
Series 2005-M2-HE2, REMIC, 0.75%, (1 Month USD LIBOR + 0.66%), 01/25/35 (g) (h)	1,338	1,307

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Series 2005-M3-HE5, REMIC, 0.76%, (1 Month USD LIBOR + 0.68%), 09/25/35 (g) (h)	1,439	1,397
Series 2007-A1-HE6, REMIC, 0.15%, (1 Month USD LIBOR + 0.06%), 05/25/37 (g) (h)	47	43
MortgageIT Trust
Series 2004-M2-2, REMIC, 1.09%, (1 Month USD LIBOR + 1.01%), 12/25/34 (g) (h)	220	218
Mountain View CLO 2017-1 LLC
Series 2017-AR-1A, 1.17%, (3 Month USD LIBOR + 1.09%), 10/16/29 (g)	1,700	1,700
MP CLO VII LTD
Series 2015-AR3-1A, 1.02%, (3 Month USD LIBOR + 0.89%), 10/18/28 (g)	1,092	1,092
Navient Funding, LLC
Series 2004-A6B-3A, 0.68%, (3 Month USD LIBOR + 0.55%), 10/25/64 (g)	2,335	2,349
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 0.85%, (1 Month USD LIBOR + 0.77%), 02/25/35 (g)	280	275
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (g)	2,346	2,421
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 0.85%, (1 Month USD LIBOR + 0.77%), 05/25/35 (g) (h)	2,735	2,635
Oak Hill European Credit Partners VII Desginated Activity Company
Series 2018-AR-7A, 0.74%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (f) (g)	1,700	1,962
OCP CLO Ltd
Series 2015-A1R-9A, 0.93%, (3 Month USD LIBOR + 0.80%), 07/15/27 (f) (g)	236	236
Series 2015-A1R-10A, 0.95%, (3 Month USD LIBOR + 0.82%), 10/26/27 (f) (g)	526	526
OZLM IX Ltd
Series 2014-A1A3-9A, 0.00%, (3 Month USD LIBOR + 1.10%), 10/20/31 (g)	300	300
OZLM XVI Ltd
Series 2017-A1R-16A, 1.15%, (3 Month USD LIBOR + 1.03%), 05/16/30 (g)	2,900	2,900
OZLM XXIV Ltd
Series 2019-A1AR-24A, 1.28%, (3 Month USD LIBOR + 1.16%), 07/20/32 (g)	600	600
Palmer Square European Loan Funding 2020-2 Designated Activity Company
Series 2020-A-2A, 0.87%, 02/15/30, EUR (f) (g)	2,340	2,712
Palmer Square Loan Funding 2020-3, Ltd.
Series 2021-A1-3A, 0.95%, (3 Month USD LIBOR + 0.80%), 07/20/29 (g)	2,700	2,701
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 0.00%, (3 Month USD LIBOR + 0.80%), 10/15/29 (g)	2,700	2,700
Penta CLO 2 B.V.
Series 2015-AR-2A, 0.79%, (3 Month EURIBOR + 0.79%), 08/04/28, EUR (f) (g)	442	512
Pretium Mortgage Credit Partners I 2020-RPL2, LLC
Series 2020-A1-RPL2, REMIC, 3.18%, 10/27/23 (h)	894	907
RALI Series Trust
Series 2007-A-QH8, REMIC, 1.01%, 10/25/37 (g)	613	579
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 0.96%, (1 Month USD LIBOR + 0.87%), 02/25/34 (g) (h)	1,074	1,060
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 0.72%, (1 Month USD LIBOR + 0.63%), 12/25/35 (g) (h)	991	989
Series 2006-M1-KS3, REMIC, 0.58%, (1 Month USD LIBOR + 0.50%), 04/25/36 (g) (h)	750	742
Series 2006-A4-EMX4, REMIC, 0.55%, (1 Month USD LIBOR + 0.46%), 06/25/36 (g) (h)	3,620	3,514
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	190	105
Residential Mortgage Securities 32 PLC
Series A-32A, 1.30%, (SONIA + 1.25%), 06/20/70, GBP (f) (g) (h)	1,768	2,411
Romark CLO Ltd
Series 2017-A1R-1A, 1.16%, 10/23/30 (g)	800	800
Saranac CLO VI Limited
Series 2018-A1R-6A, 1.27%, (3 Month USD LIBOR + 1.14%), 08/13/31 (g)	1,300	1,300
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 0.40%, (1 Month USD LIBOR + 0.31%), 08/25/24 (g) (h)	552	542
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 0.81%, (1 Month USD LIBOR + 0.48%), 11/25/37 (g) (h)	2,000	1,918
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 0.24%, (1 Month USD LIBOR + 0.15%), 07/25/36 (g) (h)	417	224
Series 2006-A2C-HE1, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 07/25/36 (g) (h)	2,869	1,304
SLM Student Loan Trust
Series 2008-A-9, 1.63%, (3 Month USD LIBOR + 1.50%), 04/25/23 (g)	932	939
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 1.33%, (3 Month USD LIBOR + 1.21%), 07/20/32 (g)	1,200	1,200
Sound Point CLO XV, Ltd.
Series 2017-ARR-1A, 1.04%, (3 Month USD LIBOR + 0.90%), 01/23/29 (g)	1,200	1,200
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 0.29%, (1 Month USD LIBOR + 0.20%), 06/25/37 (g) (h)	1,723	1,396
SPSTC
Series 2020-A-1A, 1.54%, (3 Month USD LIBOR + 1.40%), 07/22/28 (g)	1,224	1,224
St. Paul's CLO III Designated Activity Company
Series AR1-4A, 0.85%, (3 Month EURIBOR + 0.85%), 04/25/30, EUR (f) (g)	850	985
Stanwich Mortgage Loan Co LLC
Series 2019-A1-NPB1, REMIC, 3.38%, 08/15/22 (h)	17	17
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 0.75%, (1 Month USD LIBOR + 0.66%), 10/19/34 (g) (h)	10	9
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 2.44%, 02/25/34 (g)	100	100
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.08%, (3 Month USD LIBOR + 0.95%), 07/14/26 (g)	511	511
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (h)	473	22
THL Credit Wind River CLO Ltd
Series 2019-AR-3A, 1.20%, (3 Month USD LIBOR + 1.08%), 07/15/31 (g)	1,100	1,100
Series 2015-A1R-2A, REMIC, 1.00%, (3 Month USD LIBOR + 0.87%), 10/15/27 (g)	29	29
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 2.77%, 07/25/36 (g)	2,705	2,483
Series 2005-A3-1, REMIC, 2.08%, 04/25/45 (g)	71	72
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.10%, (3 Month GBP LIBOR + 1.03%), 10/20/51, GBP (f) (g) (h)	4,349	5,912
Towd Point Mortgage Trust
Series 2019-A1A-HY3, REMIC, 1.09%, (1 Month USD LIBOR + 1.00%), 07/25/27 (g)	1,001	1,009
Venture XX CLO Ltd
Series 2015-AR-20A, 0.95%, (3 Month USD LIBOR + 0.82%), 04/15/27 (f) (g)	1,170	1,170
Venture XXI CLO Ltd
Series 2015-AR-21A, 1.01%, (3 Month USD LIBOR + 0.88%), 07/15/27 (g)	797	797
Venture XXV Clo Ltd
Series 2016-ARR-25A, 1.15%, (3 Month USD LIBOR + 1.02%), 04/20/29 (g)	419	418
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 1.41%, (3 Month USD LIBOR + 0.99%), 07/22/30 (g)	1,200	1,200
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 1.24%, 07/20/32 (g)	1,500	1,500

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Voya 2012-4 Ltd
Series 2012-A1R3-4A, 1.12%, (3 Month USD LIBOR + 1.00%), 10/15/30 (g)	500	500
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 2.58%, 06/25/33 (g)	55	55
Series 2003-2A-AR9, REMIC, 2.37%, 09/25/33 (g)	44	43
Series 2005-3A1-AR10, REMIC, 2.02%, 08/25/35 (g)	7	7
Series 2005-2A1-AR14, REMIC, 2.99%, 12/25/35 (g)	65	65
Series 2006-1A-AR9, REMIC, 1.09%, (12 Month Treasury Average + 1.00%), 08/25/46 (g)	1,070	1,069
Series 2007-1A-OA4, REMIC, 0.86%, (12 Month Treasury Average + 0.77%), 05/25/47 (g)	200	191
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 2.35%, 03/25/33 (g)	26	26
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 1.08%, (3 Month USD LIBOR + 0.95%), 07/16/27 (f) (g)	677	677
Total Non-U.S. Government Agency Asset-Backed Securities (cost $167,224)		168,515
CORPORATE BONDS AND NOTES 2.4%
Financials 1.5%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (f)	89	88
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (e) (i) (j)	200	248
Bank of America Corporation
5.88%, (100, 03/15/28) (i)	1,160	1,324
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	4,029
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	7,007
Ford Motor Credit Company LLC
3.55%, 10/07/22	1,600	1,630
JT International Financial Services B.V.
3.50%, 09/28/23 (e)	200	212
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (e) (g) (i) (j)	600	761
Mitsubishi UFJ Lease & Finance Company Limited
3.41%, 02/28/22 (f)	400	404
2.65%, 09/19/22 (f)	200	204
3.96%, 09/19/23 (f)	400	424
The Royal Bank of Scotland Group Public Limited Company
1.68%, (3 Month USD LIBOR + 1.55%), 06/25/24 (g) (j)	2,000	2,041
4.52%, 06/25/24 (j)	1,300	1,384
UniCredit S.p.A.
7.83%, 12/04/23 (f)	6,750	7,692
		27,448
Consumer Discretionary 0.5%
Daimler Finance North America LLC
3.75%, 11/05/21 (f)	800	802
McDonald's Corporation
0.56%, (3 Month USD LIBOR + 0.43%), 10/28/21 (g)	5,200	5,201
Nissan Motor Acceptance Corporation
2.80%, 01/13/22 (f)	1,900	1,910
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (f)	300	330
		8,243
Energy 0.2%
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (f)	200	202
Petrobras Global Finance B.V.
5.09%, 01/15/30	3,043	3,217
		3,419
Consumer Staples 0.1%
Danone
2.08%, 11/02/21 (f)	2,500	2,503
Industrials 0.1%
Central Nippon Expressway Company Limited
2.85%, 03/03/22 (e)	200	202
Komatsu Finance America Inc.
2.44%, 09/11/22 (e)	400	407
Park Aerospace Holdings Limited
4.50%, 03/15/23 (f)	200	209
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (f)	100	100
		918
Communication Services 0.0%
CC Holdings GS V LLC
3.85%, 04/15/23	200	210
Discovery Communications, LLC
2.95%, 03/20/23	53	55
		265
Information Technology 0.0%
VMware, Inc.
3.90%, 08/21/27	200	223
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (f)	200	210
Real Estate 0.0%
Crown Castle International Corp.
3.15%, 07/15/23	200	209
Utilities 0.0%
Eversource Energy
2.90%, 10/01/24	100	106
Total Corporate Bonds And Notes (cost $41,928)		43,544
PREFERRED STOCKS 0.1%
Financials 0.1%
Wells Fargo & Company, 7.50% (i) (j)	1	741
Total Preferred Stocks (cost $500)		741
SHORT TERM INVESTMENTS 0.2%
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.05%, 02/17/22 (a) (k)	2,793	2,793
0.05%, 03/24/22 (a) (k)	1,051	1,051
Total Short Term Investments (cost $3,844)		3,844
Total Investments 130.4% (cost $2,340,512)		2,353,910
Total Forward Sales Commitments (4.6)% (proceeds $83,623)		(83,816)
Total Purchased Options 0.1% (cost $1,365)		2,499
Other Derivative Instruments 0.2%		3,105
Other Assets and Liabilities, Net (26.1)%		(471,199)
Total Net Assets 100.0%		1,804,499

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $460,404.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $56,005 and 3.1% of the Fund.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (4.6%)
GOVERNMENT AND AGENCY OBLIGATIONS (4.6%)
Treasury Inflation Indexed Securities (4.6%)
Treasury, United States Department of
0.13%, 07/15/31 (a)	(76,089)	(83,816)
Total Government And Agency Obligations (proceeds $83,623)		(83,816)
Total Forward Sales Commitments (4.6%) (proceeds $83,623)		(83,816)

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Babson Euro CLO 2015-1 B.V., Series 2015-A1R-1A, 0.27%, 10/25/29	10/12/17	108	105	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	01/30/19	222	248	—
Central Nippon Expressway Company Limited, 2.85%, 03/03/22	06/26/19	200	202	—
Commonwealth of Australia, 1.25%, 02/21/22	05/23/18	4,099	4,599	0.3
Commonwealth of Australia, 3.00%, 09/20/25	08/22/17	8,526	9,667	0.5
Eurosail PLC, Series 2007-A3A-3X, 1.02%, 06/13/45	06/29/16	994	1,095	0.1
France Government Inflation Indexed Bond, 0.25%, 07/25/24	09/09/20	4,790	4,908	0.3
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 0.22%, 06/18/38	04/09/19	136	137	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 0.20%, 03/18/39	04/09/19	188	189	—
Grifonas Finance No.1 PLC, Series A-1, 0.00%, 08/28/39	02/10/15	461	614	—
HM Treasury, 1.88%, 11/22/22	08/27/21	6,793	6,735	0.4
HM Treasury, 1.25%, 11/22/27	09/23/19	4,896	5,453	0.3
JT International Financial Services B.V., 3.50%, 09/28/23	06/26/19	204	212	—
Jubilee CLO 2015-XV B.V., Series 2015-AR-15A, 0.29%, 07/12/28	09/15/17	619	600	—
Komatsu Finance America Inc., 2.44%, 09/11/22	09/17/19	400	407	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	761	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	02/02/21	35,464	35,323	2.0
United Kingdom Inflation Indexed Bond, 0.13%, 03/22/24	08/27/21	13,531	13,300	0.7
		82,386	84,555	4.7

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	437	December 2021	EUR	75,314	(20)	(1,297)
United States 10 Year Ultra Bond	54	December 2021		7,832	16	12
United States 5 Year Note	1,576	January 2022		194,517	133	(1,076)
					129	(2,361)
Short Contracts
Australia 10 Year Bond	(44)	December 2021	AUD	(6,335)	3	80
Australia 3 Year Bond	(72)	December 2021	AUD	(8,393)	—	7
Euro BOBL	(486)	December 2021	EUR	(65,813)	(23)	279
Euro Buxl 30 Year Bond	(148)	December 2021	EUR	(30,920)	123	969
Euro Schatz	(2,239)	December 2021	EUR	(251,486)	—	305
Italy Government BTP Bond	(175)	December 2021	EUR	(26,890)	4	349
Italy Short Term Government BTP Bond	(38)	December 2021	EUR	(4,325)	(1)	5
Japan 10 Year Bond	(20)	December 2021	JPY	(3,036,501)	—	82
Long Gilt	(168)	December 2021	GBP	(21,437)	95	562
United States 10 Year Note	(457)	December 2021		(61,063)	(64)	918
United States 2 Year Note	(129)	January 2022		(28,383)	(5)	(4)
United States Long Bond	(501)	December 2021		(81,905)	(63)	2,136
United States Ultra Bond	(118)	December 2021		(23,219)	13	674
					82	6,362

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	(8)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(8)	(169)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	2	119
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	2	(44)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	2	17
HICP (A)	Receiving	0.09	(A)	05/15/22	EUR	1,100	1	55
HICP (A)	Receiving	0.33	(A)	07/15/22	EUR	4,100	4	204
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	15,200	24	(1,134)
U.K. Retail Price Index (A)	Receiving	4.22	(A)	08/15/22	GBP	2,000	4	55
U.K. Retail Price Index (A)	Receiving	4.18	(A)	09/15/22	GBP	2,200	4	51
U.K. Retail Price Index (A)	Receiving	4.48	(A)	09/15/23	GBP	2,100	(2)	22
U.K. Retail Price Index (A)	Paying	3.22	(A)	03/15/22	GBP	3,400	(4)	(146)
U.K. Retail Price Index (A)	Paying	3.85	(A)	09/15/24	GBP	9,300	21	(14)
U.K. Retail Price Index (A)	Paying	3.33	(A)	01/15/25	GBP	24,100	73	(1,921)
U.K. Retail Price Index (A)	Paying	3.47	(A)	08/15/25	GBP	12,100	53	(831)
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	7,500	79	(499)
U.K. Retail Price Index (A)	Paying	3.48	(A)	08/15/30	GBP	12,200	125	(1,518)
U.K. Retail Price Index (A)	Paying	3.75	(A)	04/15/31	GBP	2,000	18	(160)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,700	26	19
U.K. Retail Price Index (A)	Paying	3.57	(A)	03/15/36	GBP	2,200	23	(273)
U.K. Retail Price Index (A)	Paying	3.58	(A)	03/15/36	GBP	4,700	48	(542)
U.S. CPURNSA (A)	Receiving	2.50	(A)	07/15/22		24,500	17	852
U.S. CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	(3)	594
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	1	42
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23		10,364	12	269
U.S. CPURNSA (A)	Receiving	2.56	(A)	05/08/23		11,800	17	1,214
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	(1)	69
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	(3)	384
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	(1)	145
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	(1)	60
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	1	122
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	—	22
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	(1)	379
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	(1)	429
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	—	10
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	—	8
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	1	1,008
U.S. CPURNSA (A)	Paying	1.29	(A)	11/05/21		16,500	2	(654)
U.S. CPURNSA (A)	Paying	2.17	(A)	01/19/22		6,000	1	(209)
U.S. CPURNSA (A)	Paying	2.18	(A)	01/19/22		7,600	1	(263)
U.S. CPURNSA (A)	Paying	2.16	(A)	01/19/22		8,200	1	(286)
U.S. CPURNSA (A)	Paying	2.17	(A)	02/01/22		1,800	—	(64)
U.S. CPURNSA (A)	Paying	2.16	(A)	02/04/22		23,900	4	(846)
U.S. CPURNSA (A)	Paying	2.20	(A)	02/05/22		100	—	(3)
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	4	(420)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	—	(311)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	1	(264)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	—	(503)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	—	(1,595)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	(2)	(361)
							545	(6,889)

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
General Electric Company (Q)	1.00	12/20/23	(700)	10	—	50

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Schatz Future, Dec. 2021	1,020	EUR	113.20	11/26/21	(1)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options (continued)
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro Schatz Future, Dec. 2021	500	EUR	113.70	11/26/21	—	—
					(1)	(1)

JNL/PIMCO Real Return Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 2 Year Note Future, Dec. 2021	Call	111.13	11/26/21	249	—
United States 5 Year Note Future, Dec. 2021	Put	115.25	11/26/21	1,200	—
					—

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]		Value ($)
Interest Rate Swaptions
6M EURIBOR, 11/08/52	BNP	Put	19.70	11/04/22	EUR	13,300,000	1,857
6M EURIBOR, 11/04/52	MSC	Put	19.00	11/02/22	EUR	4,600,000	642
							2,499

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.36, 06/20/26	BOA	Put	103.00	11/17/21		600,000	(1)
CDX.NA.HY.36, 06/20/26	BOA	Put	102.00	11/17/21		700,000	(1)
CDX.NA.HY.36, 06/20/26	BPC	Put	104.00	12/15/21		700,000	(3)
CDX.NA.HY.36, 06/20/26	CSI	Put	104.00	12/15/21		700,000	(3)
CDX.NA.HY.36, 06/20/26	DUB	Put	101.00	11/17/21		1,000,000	(1)
CDX.NA.HY.36, 06/20/26	DUB	Put	102.00	01/19/22		900,000	(4)
CDX.NA.HY.36, 06/20/26	GSC	Put	102.00	11/17/21		1,400,000	(2)
CDX.NA.HY.36, 06/20/26	GSC	Put	104.00	12/15/21		600,000	(2)
CDX.NA.HY.36, 06/20/26	GSC	Put	101.00	12/15/21		600,000	(1)
CDX.NA.HY.36, 06/20/26	GSC	Put	102.00	01/19/22		600,000	(3)
CDX.NA.HY.37, 12/20/26	JPM	Put	101.00	12/15/21		800,000	(2)
CDX.NA.IG.36, 06/20/26	BOA	Put	80.00	11/17/21		2,700,000	(1)
CDX.NA.IG.36, 06/20/26	BOA	Put	70.00	11/17/21		3,900,000	(2)
CDX.NA.IG.36, 06/20/26	BPC	Put	75.00	11/17/21		3,100,000	(1)
CDX.NA.IG.36, 06/20/26	BPC	Put	75.00	12/15/21		3,000,000	(2)
CDX.NA.IG.36, 06/20/26	CSI	Put	80.00	12/15/21		7,700,000	(4)
CDX.NA.IG.36, 06/20/26	DUB	Put	75.00	12/15/21		1,700,000	(1)
CDX.NA.IG.36, 06/20/26	GSC	Put	75.00	11/17/21		1,500,000	(1)
CDX.NA.IG.36, 06/20/26	GSC	Put	80.00	12/15/21		900,000	(1)
CDX.NA.IG.36, 06/20/26	GSC	Put	72.50	01/19/22		3,100,000	(3)
CDX.NA.IG.36, 06/20/26	MSC	Put	75.00	11/17/21		7,700,000	(3)
CDX.NA.IG.36, 06/20/26	MSC	Put	80.00	12/15/21		3,200,000	(2)
CDX.NA.IG.36, 06/20/26	MSC	Put	75.00	12/15/21		9,500,000	(6)
CDX.NA.IG.37, 12/20/26	BCL	Put	85.00	01/19/22		4,100,000	(5)
ITRAXX.EUR.35, 06/20/26	BCL	Put	85.00	10/20/21	EUR	1,760,000	—
ITRAXX.EUR.35, 06/20/26	JPM	Put	70.00	12/15/21	EUR	2,000,000	(1)
ITRAXX.EUR.36, 12/20/26	BCL	Put	75.00	01/19/22	EUR	2,100,000	(3)
ITRAXX.EUR.XO.35, 06/20/26	BCL	Put	350.00	12/15/21	EUR	800,000	(3)
ITRAXX.EUR.XO.35, 06/20/26	BCL	Put	70.00	12/15/21	EUR	10,300,000	(6)
ITRAXX.EUR.XO.35, 06/20/26	BCL	Put	350.00	01/19/22	EUR	2,100,000	(11)
ITRAXX.EUR.XO.35, 06/20/26	BOA	Put	70.00	12/15/21	EUR	1,400,000	(1)
ITRAXX.EUR.XO.35, 06/20/26	CGM	Put	350.00	01/19/22	EUR	800,000	(4)
ITRAXX.EUR.XO.35, 06/20/26	JPM	Put	350.00	01/19/22	EUR	400,000	(2)
ITRAXX.EUR.XO.36, 12/20/26	BCL	Put	375.00	01/19/22	EUR	500,000	(4)
							(90)
Inflation - Capped/Floor Options
US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		194	—
US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		17	—
							—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Real Return Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Interest Rate Swaptions
6M EURIBOR, 11/08/32	BNP	Put	0.00	11/04/22	EUR	39,900,000	(1,802)
6M EURIBOR, 11/04/32	MSC	Put	0.00	11/02/22	EUR	13,700,000	(609)
							(2,411)
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 10/15/51	JPM	Call	101.73	10/07/21		700,000	—
Federal National Mortgage Association, Inc., 2.00%, 10/15/51	JPM	Call	102.67	10/07/21		500,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 10/15/51	JPM	Call	101.19	10/07/21		500,000	—
Federal National Mortgage Association, Inc., 2.00%, 10/15/51	JPM	Call	101.69	10/07/21		1,200,000	—
Federal National Mortgage Association, Inc., 2.00%, 10/15/51	JPM	Put	100.67	10/07/21		500,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 11/15/51	JPM	Call	101.55	11/03/21		400,000	—
Federal National Mortgage Association, Inc., 2.00%, 11/15/51	JPM	Call	101.56	11/03/21		400,000	—
Federal National Mortgage Association, Inc., 2.00%, 11/15/51	JPM	Call	101.58	11/03/21		500,000	—
Federal National Mortgage Association, Inc., 2.00%, 11/15/51	JPM	Call	100.22	11/03/21		1,200,000	(4)
Federal National Mortgage Association, Inc., 2.00%, 11/15/51	JPM	Call	101.34	11/03/21		400,000	—
Federal National Mortgage Association, Inc., 2.00%, 11/15/51	JPM	Call	101.53	11/03/21		500,000	—
Federal National Mortgage Association, Inc., 2.50%, 10/15/51	JPM	Call	103.91	10/07/21		400,000	—
Federal National Mortgage Association, Inc., 2.50%, 10/15/51	JPM	Call	104.32	10/07/21		600,000	—
Federal National Mortgage Association, Inc., 2.50%, 10/15/51	JPM	Call	103.73	10/07/21		500,000	—
Federal National Mortgage Association, Inc., 2.50%, 10/15/51	JPM	Call	103.77	10/07/21		500,000	—
Federal National Mortgage Association, Inc., 2.50%, 11/15/51	JPM	Call	103.38	11/03/21		1,500,000	(3)
Federal National Mortgage Association, Inc., 3.00%, 12/15/51	JPM	Put	103.99	12/06/21		900,000	(2)
Government National Mortgage Association, 2.50%, 10/15/51	JPM	Put	102.43	10/14/21		800,000	—
							(12)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CNY/USD	BNP	10/22/21	CNY	7,618	1,177	2
CNY/USD	BOA	10/22/21	CNY	12,784	1,976	2
CNY/USD	CIT	12/15/21	CNY	2,680	413	—
CNY/USD	SCB	12/15/21	CNY	3,609	555	—
EUR/USD	UBS	10/04/21	EUR	771	893	(22)
IDR/USD	JPM	11/15/21	IDR	18,943,756	1,318	—
IDR/USD	MSC	11/15/21	IDR	6,201,145	431	—
IDR/USD	CIT	12/15/21	IDR	21,709,906	1,506	(3)
IDR/USD	SCB	12/15/21	IDR	13,176,945	914	(3)
MXN/USD	BNP	10/05/21	MXN	13,287	644	(14)
PEN/USD	CIT	10/04/21	PEN	3,437	831	(5)
PEN/USD	CIT	10/29/21	PEN	18,421	4,453	(76)
RUB/USD	JPM	10/22/21	RUB	1,314	18	—
RUB/USD	SCB	10/22/21	RUB	3,400	47	1
RUB/USD	BOA	11/22/21	RUB	423	6	—
RUB/USD	CIT	11/22/21	RUB	2,598	35	—
RUB/USD	CSI	11/22/21	RUB	69	1	—
RUB/USD	UBS	11/22/21	RUB	309	4	—
RUB/USD	BOA	12/20/21	RUB	1,399	19	—
RUB/USD	CIT	12/20/21	RUB	687	9	—
USD/AUD	BNP	10/05/21	AUD	(5,539)	(4,004)	(10)
USD/AUD	BOA	10/05/21	AUD	(14,563)	(10,528)	163
USD/CAD	JPM	10/04/21	CAD	(2,678)	(2,114)	11
USD/EUR	UBS	10/04/21	EUR	(107,869)	(124,950)	2,543

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/GBP	BCL	10/04/21	GBP	(3,617)	(4,873)	124
USD/GBP	BNP	10/04/21	GBP	(2,083)	(2,807)	70
USD/GBP	JPM	10/04/21	GBP	(26,284)	(35,415)	729
USD/GBP	MSC	10/04/21	GBP	(1,234)	(1,663)	35
USD/GBP	SCB	10/04/21	GBP	(241)	(325)	9
USD/JPY	CIT	10/04/21	JPY	(3,650,900)	(32,804)	296
USD/MXN	BNP	10/05/21	MXN	(13,287)	(644)	11
USD/MXN	BNP	01/12/22	MXN	(13,287)	(634)	14
USD/NZD	MSC	10/04/21	NZD	(21,325)	(14,722)	311
USD/PEN	CIT	10/04/21	PEN	(3,436)	(831)	60
USD/PEN	BNP	10/29/21	PEN	(18,421)	(4,453)	423
USD/PEN	BOA	11/03/21	PEN	(6,549)	(1,583)	73
USD/PEN	CIT	03/17/22	PEN	(3,436)	(824)	6
USD/PEN	CIT	05/09/22	PEN	(18,421)	(4,392)	113
					(232,316)	4,863

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	2,137,266	—	2,137,266
Non-U.S. Government Agency Asset-Backed Securities	—	168,515	—	168,515
Corporate Bonds And Notes	—	43,544	—	43,544
Preferred Stocks	741	—	—	741
Short Term Investments	—	3,844	—	3,844
	741	2,353,169	—	2,353,910
Liabilities - Securities
Government And Agency Obligations	—	(83,816)	—	(83,816)
	—	(83,816)	—	(83,816)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6,378	—	—	6,378
Centrally Cleared Interest Rate Swap Agreements	—	6,149	—	6,149
Centrally Cleared Credit Default Swap Agreements	—	50	—	50
Exchange Traded Purchased Options	—	—	—	—
OTC Purchased Options	—	2,499	—	2,499
Open Forward Foreign Currency Contracts	—	4,996	—	4,996
	6,378	13,694	—	20,072
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,377)	—	—	(2,377)
Centrally Cleared Interest Rate Swap Agreements	—	(13,038)	—	(13,038)
Exchange Traded Futures Options	(1)	—	—	(1)
OTC Written Options	—	(2,513)	—	(2,513)
Open Forward Foreign Currency Contracts	—	(133)	—	(133)
	(2,378)	(15,684)	—	(18,062)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 87.8%
Information Technology 16.1%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (a)	7,828	7,760
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (a)	950	954
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	4,069	4,046
Avaya, Inc.
2021 Term Loan B2, 4.08%, (1 Month USD LIBOR + 4.00%), 12/15/27 (a)	4,400	4,402
Banff Merger Sub Inc
2021 USD Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 10/01/25 (a) (b)	615	612
2021 USD Term Loan, 3.83%, (3 Month USD LIBOR + 3.75%), 10/01/25 (a)	4,404	4,377
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	2,737	2,714
Boxer Parent Company Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 03/23/26 (a) (b)	1,000	1,011
Castle US Holding Corporation
USD Term Loan B, 3.90%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	2,715	2,691
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	7,994	7,984
DCert Buyer, Inc.
2019 Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	5,374	5,373
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	2,743	2,745
Endure Digital Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 01/27/28 (a)	9,404	9,345
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.50%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	2,836	2,848
Eta Australia Holdings III Pty Ltd
Term Loan, 4.08%, (3 Month USD LIBOR + 4.00%), 03/08/26 (a)	2,830	2,825
EVO Payments International LLC
2018 1st Lien Term Loan, 3.34%, (3 Month USD LIBOR + 3.25%), 12/22/23 (a)	2,641	2,635
Global Tel*Link Corporation
2018 1st Lien Term Loan, 4.33%, (1 Month USD LIBOR + 4.25%), 11/20/25 (a)	1,067	1,015
2018 2nd Lien Term Loan, 8.33%, (3 Month USD LIBOR + 8.25%), 11/29/26 (a)	1,000	930
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	2,089	2,096
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	2,456	2,458
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	1,909	1,914
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.33%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	4,064	4,059
Liftoff Mobile, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/23/28 (a) (b)	4,641	4,623
LogMeIn, Inc.
Term Loan B, 4.83%, (3 Month USD LIBOR + 4.75%), 08/31/27 (a)	9,687	9,679
MA FinanceCo., LLC
USD Term Loan B3, 2.83%, (3 Month USD LIBOR + 2.75%), 04/19/24 (a)	537	531
McAfee, LLC
2018 USD Term Loan B, 3.84%, (3 Month USD LIBOR + 3.75%), 09/29/24 (a)	3,312	3,312
MH Sub I, LLC
2017 1st Lien Term Loan, 3.58%, (3 Month USD LIBOR + 3.50%), 08/09/24 (a)	4,217	4,203
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.58%, (1 Month USD LIBOR + 4.50%), 07/13/25 (a)	3,903	3,537
MPH Acquisition Holdings LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 08/17/28 (a)	8,337	8,240
NeuStar, Inc.
2018 Term Loan B4, 4.50%, (3 Month USD LIBOR + 3.50%), 08/08/24 (a)	3,329	3,329
Nielsen Consumer Inc.
2021 USD Term Loan B, 4.08%, (3 Month USD LIBOR + 4.00%), 02/05/28 (a)	2,810	2,815
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (a)	1,982	1,988
2020 Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 10/29/27 (a)	83	84
Osmosis Debt Merger Sub, Inc.
2021 1st Lien Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (a) (b)	586	587
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	7,938	7,940
Presidio Holdings Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 12/19/26 (a)	10	10
Presidio, Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 12/19/26 (a)	132	132
2020 Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	2,577	2,571
Priority Payment Systems Holdings, LLC
2021 Term Loan, 6.75%, (3 Month USD LIBOR + 5.75%), 04/21/27 (a)	2,459	2,450
2021 Term Loan, 6.76%, (3 Month USD LIBOR + 5.75%), 04/21/27 (a)	2,377	2,368
Proofpoint, Inc.
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a)	3,085	3,068
Rackspace Technology Global, Inc.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (a)	2,191	2,175
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (a)	5,791	5,771
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (a)	4,760	4,677
2021 2nd Lien Term Loan, 8.50%, (3 Month USD LIBOR + 7.75%), 04/16/29 (a)	1,400	1,361
Rocket Software, Inc.
2018 Term Loan , 4.33%, (3 Month USD LIBOR + 4.25%), 11/20/25 (a)	3,778	3,742
2021 USD Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 11/28/25 (a)	998	993
Seattle Spinco, Inc.
USD Term Loan B3, 2.83%, (3 Month USD LIBOR + 2.75%), 04/19/24 (a)	3,626	3,585
Sitel Worldwide Corporation
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 07/28/28 (a) (b)	6,002	6,009
SkillSoft Corporation
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (a)	1,595	1,600
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	5,707	5,726
SurveyMonkey Inc.
2018 Term Loan B, 3.83%, (3 Month USD LIBOR + 3.75%), 10/10/25 (a)	2,009	1,999

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
TriTech Software Systems
2018 1st Lien Term Loan, 3.90%, (3 Month USD LIBOR + 3.75%), 08/15/25 (a)	2,728	2,525
Ultra Clean Holdings, Inc
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 08/27/25 (a) (b)	2	2
2021 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 08/27/25 (a)	2,479	2,481
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 08/09/25 (a)	7,245	7,093
Vision Solutions, Inc.
2021 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 03/19/28 (a)	6,057	6,041
Xperi Corporation
2020 Term Loan B, 3.58%, (3 Month USD LIBOR + 3.50%), 06/01/25 (a)	2,676	2,669
		194,710
Consumer Discretionary 14.5%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 06/17/28 (a)	4,687	4,700
Aristocrat Leisure Limited
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/19/24 (a)	3,303	3,319
At Home Group Inc.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a)	6,000	6,007
Callaway Golf Company
Term Loan B, 4.59%, (3 Month USD LIBOR + 4.50%), 12/31/25 (a)	2,770	2,782
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (a)	6,982	6,937
Creative Artists Agency, LLC
2019 Term Loan B, 3.83%, (3 Month USD LIBOR + 3.75%), 11/19/26 (a)	2,859	2,843
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	4,176	4,160
DexKo Global Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a) (b)	1,531	1,529
Empire Today, LLC
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 04/01/28 (a)	4,875	4,838
Employbridge LLC
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 07/16/28 (a)	7,167	7,117
Evergreen Acqco 1 LP
2021 USD Term Loan, 6.50%, (3 Month USD LIBOR + 5.75%), 04/21/28 (a)	3,117	3,143
Fitness International, LLC
2018 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 04/13/25 (a)	2,447	2,263
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/24/26 (a)	2,331	2,340
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	4,833	4,808
Great Outdoors Group, LLC
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/26/28 (a)	5,921	5,939
Herschend Entertainment Company, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 08/18/28 (a)	1,500	1,497
Hoya Midco, LLC
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	3,116	3,097
Hunter Fan Company
2021 Term Loan, 5.88%, (3 Month USD LIBOR + 5.00%), 04/08/28 (a)	4,875	4,866
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 04/25/24 (a)	2,846	2,842
International Textile Group, Inc
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a) (b)	1,000	961
International Textile Group, Inc.
1st Lien Term Loan, 5.14%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a)	3,213	3,089
J&J Ventures Gaming, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 04/07/28 (a)	3,638	3,651
Jo-Ann Stores, Inc.
2021 Term Loan B1, 5.50%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	4,690	4,554
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (a)	6,073	5,920
Les Schwab Tire Centers
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 10/26/27 (a)	2,779	2,774
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (a)	5,097	5,132
Lifetime Brands, Inc.
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 03/13/25 (a)	2,242	2,236
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (a)	4,862	4,864
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	2,293	2,435
New Constellis Borrower LLC
2020 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 03/27/24 (a)	468	464
2020 2nd Lien PIK Term Loan, 12.00%, (3 Month USD LIBOR + 11.00%), 03/27/25 (a)	328	238
PetSmart, Inc.
2021 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.75%), 12/31/24 (a)	2,916	2,920
Playa Resorts Holding B.V.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/07/24 (a)	2,648	2,587
Proampac PG Borrower LLC
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	4,023	4,028
ProQuest LLC
2019 Term Loan, 3.33%, (3 Month USD LIBOR + 3.25%), 10/16/26 (a)	2,182	2,179
Rodan & Fields, LLC
2018 Term Loan B, 4.08%, (3 Month USD LIBOR + 4.00%), 06/07/25 (a)	1,746	1,276
Samsonite International S.A.
2020 Incremental Term Loan B2, 3.75%, (3 Month USD LIBOR + 3.00%), 04/25/25 (a)	2,600	2,577
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 08/12/28 (a)	1,266	1,260
Serta Simmons Bedding, LLC
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/21/23 (a)	4,571	3,128
SIWF Holdings Inc.
1st Lien Term Loan, 4.33%, (3 Month USD LIBOR + 4.25%), 05/25/25 (a)	3,373	3,373
Spin Holdco Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	6,896	6,912
Staples, Inc.
7 Year Term Loan, 5.13%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	8,736	8,315
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (a)	2,771	2,774
TKC Holdings, Inc.
2021 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 05/03/28 (a)	6,803	6,778
Trader Corporation
2017 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 09/28/23 (a)	2,610	2,603

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
TruGreen Limited Partnership
2020 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 03/19/26 (a)	1,838	1,837
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.75%), 04/29/26 (a)	5,090	5,075
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 08/19/23 (a)	1,479	1,479
Wilsonart LLC
2021 Term Loan E, 4.50%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	5,055	5,057
		175,503
Health Care 13.3%
ADMI Corp.
2021 Incremental Term Loan B3, 4.00%, (1 Month USD LIBOR + 3.50%), 12/23/27 (a)	6,000	5,992
Advisor Group, Inc.
2021 Term Loan, 4.58%, (1 Month USD LIBOR + 4.50%), 07/31/26 (a)	6,518	6,525
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	3,536	3,503
Amneal Pharmaceuticals LLC
2018 Term Loan B, 3.62%, (3 Month USD LIBOR + 3.50%), 03/26/25 (a)	4,909	4,838
ASP Navigate Acquisition Corp
Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 09/30/27 (a)	5,825	5,766
Athenahealth, Inc.
2021 Term Loan B1, 4.38%, (3 Month USD LIBOR + 4.25%), 02/11/26 (a)	3,535	3,542
ATI Holdings Acquisition, Inc.
2016 Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 05/10/23 (a)	2,429	2,371
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 3.83%, (3 Month USD LIBOR + 3.75%), 07/23/25 (a)	3,147	3,117
Azurity Pharmaceuticals Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 6.00%), 09/28/27 (a) (b) (c)	3,190	3,118
CCRR Parent, Inc
Term Loan B, 5.00%, (3 Month USD LIBOR + 3.75%), 03/06/28 (a)	2,868	2,875
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	4,617	4,612
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/03/24 (a)	41	41
CHG Healthcare Services, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 09/22/28 (a) (b)	3,981	3,985
Da Vinci Purchaser Corp.
2019 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 12/10/26 (a)	3,690	3,703
Endo Luxembourg Finance Company I S.a r.l.
2021 Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 12/31/24 (a)	4,707	4,595
Ensemble RCM, LLC
Term Loan, 3.88%, (3 Month USD LIBOR + 3.75%), 07/24/26 (a)	4,267	4,274
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 09/27/25 (a)	3,146	2,792
ExamWorks Group, Inc.
2017 Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 07/27/23 (a)	3,530	3,529
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	5,714	5,722
Global Medical Response, Inc.
2017 Term Loan B2, 0.00%, (3 Month USD LIBOR + 4.25%), 09/26/24 (a) (b)	500	501
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/24/25 (a)	4,039	4,051
Hunter Holdco 3 Limited
USD Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 08/05/28 (a)	9,055	9,089
Illuminate Merger Sub Corp.
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (a)	2,635	2,632
2nd Lien Term Loan, 7.25%, (3 Month USD LIBOR + 6.75%), 06/29/29 (a)	1,000	1,003
Kindred Healthcare LLC
2018 1st Lien Term Loan, 4.62%, (1 Month USD LIBOR + 4.50%), 06/21/25 (a)	2,730	2,730
Kodiak Building Partners Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	2,861	2,858
Lonza Group AG
USD Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 04/29/28 (a)	9,465	9,490
National Mentor Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a)	5,307	5,306
2021 Term Loan C, 4.50%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a)	168	168
One Call Corporation
2021 Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 04/08/27 (a)	2,947	2,969
PADAGIS LLC
Term Loan B, 5.25%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a) (c)	1,594	1,594
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 4.12%, (3 Month USD LIBOR + 4.00%), 06/20/26 (a)	3,145	3,140
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	370	369
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	1,733	1,731
2018 1st Lien Term Loan B, 4.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	1,651	1,649
Radnet Management, Inc.
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 04/15/28 (a)	4,004	3,995
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 3.00%), 04/15/28 (a)	10	10
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	4,796	4,787
Surgery Center Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 08/31/26 (a)	3,123	3,126
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 01/12/24 (a)	3,542	3,445
Tivity Health Inc
2021 Term Loan B, 4.33%, (3 Month USD LIBOR + 4.25%), 06/23/28 (a)	1,136	1,133
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 06/16/24 (a)	3,222	3,220
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 09/22/28 (a) (b)	3,083	3,086
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/11/26 (a)	4,307	4,297
Upstream Rehabilition, Inc.
2021 Term Loan, 4.33%, (1 Month USD LIBOR + 4.25%), 11/20/26 (a)	4,876	4,873
US Radiology Specialists, Inc.
2020 Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 12/10/27 (a)	1,152	1,156
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 5.58%, (3 Month USD LIBOR + 5.50%), 09/25/25 (a)	3,423	3,346
		160,654
Industrials 12.5%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	5,749	5,941

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Aegion Corporation
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/31/28 (a)	1,086	1,093
AI Mistral Holdco Limited
2017 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 01/26/24 (a)	1,683	1,477
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	4,293	4,296
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/04/28 (a)	6,726	6,729
American Trailer World Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/17/28 (a)	4,738	4,713
Anticimex International AB
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 07/21/28 (a) (b)	1,520	1,516
APX Group, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 07/01/28 (a)	1,660	1,654
Autokiniton US Holdings, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 03/26/28 (a)	1,750	1,749
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	1,239	1,228
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	321	318
CNT Holdings I Corp
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/16/27 (a)	4,378	4,381
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 11/23/27 (a)	7,534	7,506
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	7,410	7,435
2021 Delayed Draw Term Loan , 4.50%, (1 Month USD LIBOR + 3.75%), 03/04/26 (a)	635	638
2021 Delayed Draw Term Loan , 4.50%, (3 Month USD LIBOR + 3.75%), 03/04/26 (a)	801	804
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.65%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	421	412
2020 Term Loan B1, 3.65%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	784	766
Electrical Components International, Inc.
2018 1st Lien Term Loan, 4.35%, (3 Month USD LIBOR + 4.25%), 06/22/25 (a)	5,091	5,037
Encapsys, LLC
2020 Term Loan B2, 4.25%, (3 Month USD LIBOR + 3.25%), 11/07/24 (a)	3,206	3,199
Engineered Machinery Holdings, Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 05/19/28 (a)	3,406	3,396
Hertz Corporation, (The)
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (a) (b)	403	403
2021 Term Loan C, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (a) (b)	76	76
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 06/11/28 (a)	2,905	2,906
2021 Term Loan C, 4.00%, (1 Month USD LIBOR + 3.50%), 06/11/28 (a)	549	549
Hillman Group Inc. (The)
2021 Delayed Draw Term Loan , 3.25%, (1 Month USD LIBOR + 2.75%), 02/24/28 (a)	58	58
2021 Term Loan B1, 3.25%, (1 Month USD LIBOR + 2.75%), 02/24/28 (a)	3,044	3,039
IBC Capital Limited
2018 1st Lien Term Loan, 3.87%, (3 Month USD LIBOR + 3.75%), 09/11/23 (a)	3,552	3,500
Infinite Bidco LLC
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 02/25/28 (a)	4,388	4,382
Kenan Advantage Group, Inc.
2021 Term Loan B1, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	4,491	4,480
LTI Holdings, Inc.
2021 Delayed Draw Term Loan , 0.00%, 07/24/26 (a) (b)	375	374
2021 Term Loan, 4.83%, (3 Month USD LIBOR + 4.75%), 07/24/26 (a)	623	621
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 05/04/28 (a) (b)	2,640	2,639
2021 USD 1st Lien Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 05/04/28 (a)	5,255	5,253
Pelican Products, Inc.
2018 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/18/25 (a)	3,713	3,697
2018 2nd Lien Term Loan, 8.75%, (3 Month USD LIBOR + 7.75%), 05/01/26 (a) (c)	574	564
PODS, LLC
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.00%), 03/17/28 (a)	6,052	6,053
Polaris Newco LLC
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 06/03/28 (a)	8,708	8,725
Protective Industrial Products, Inc
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 12/29/27 (a)	7,811	7,792
Robertshaw US Holding Corp
2018 2nd Lien Term Loan, 9.00%, (3 Month USD LIBOR + 8.00%), 02/14/26 (a)	373	322
Service Logic Acquisition, Inc
Delayed Draw Term Loan, 4.16%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	24	25
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	3,389	3,395
Spectrum Holdings III Corp.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 01/26/25 (a) (b)	1,000	976
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 01/26/25 (a)	2,201	2,147
Titan Acquisition Limited
2018 Term Loan B, 3.17%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	5,702	5,595
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	7,046	7,089
USIC Holdings, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 05/06/28 (a)	2,851	2,848
Ventia Deco LLC
2016 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/21/22 (a)	3,236	3,248
Watlow Electric Manufacturing Company
Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 03/18/28 (a)	2,805	2,811
West Corp.
2017 EUR Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 10/03/24 (a) (b)	3,556	3,500
		151,355
Materials 9.0%
Arc Falcon I Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/22/28 (a) (b)	379	379
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 4.62%, (3 Month USD LIBOR + 4.50%), 07/25/25 (a)	4,248	4,239
Charter NEX US, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/01/27 (a)	2,853	2,858
Composite Resins Holding B.V.
2018 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/27/25 (a)	1,833	1,834
Eastman Chemical Company
Term Loan, 0.00%, (3 Month USD LIBOR + 5.25%), 08/12/28 (a) (b)	4,101	4,081
Flex Acquisition Company, Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 02/24/28 (a)	9,363	9,341

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
GEON Performance Solutions, LLC
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 08/10/28 (a)	1,333	1,342
Groupe Solmax Inc.
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/30/24 (a)	5,576	5,564
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.75%), 02/04/26 (a)	5,733	5,744
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 3.58%, (3 Month USD LIBOR + 3.50%), 08/15/25 (a)	5,685	5,601
Olympus Water US Holding Corporation
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/21/28 (a) (b)	2,254	2,250
Onex TSG Intermediate Corp.
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/23/28 (a)	5,351	5,390
Perstorp Holding AB
USD Term Loan B, 4.95%, (3 Month USD LIBOR + 4.75%), 04/03/26 (a)	4,925	4,826
Plaze, Inc.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 07/17/26 (a) (b)	100	99
2019 Term Loan B, 3.59%, (3 Month USD LIBOR + 3.50%), 07/17/26 (a)	3,792	3,766
2020 Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 08/03/26 (a)	998	995
PMHC II, Inc.
2018 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/20/25 (a)	2,772	2,753
2018 2nd Lien Term Loan, 8.75%, (3 Month USD LIBOR + 7.75%), 03/20/26 (a)	250	246
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.87%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	3,069	3,062
2018 1st Lien Term Loan, 4.87%, (1 Month USD LIBOR + 4.75%), 08/21/25 (a)	2,660	2,654
2018 1st Lien Term Loan, 4.90%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	29	29
Polymer Additives, Inc.
2018 1st Lien Term Loan, 6.13%, (3 Month USD LIBOR + 6.00%), 07/25/25 (a)	1,745	1,689
Pretium PKG Holdings, Inc.
2020 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/30/27 (a)	2,025	2,024
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a) (b)	2,700	2,701
Term Loan, 0.00%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a) (b) (c)	2,000	2,005
Pro Mach Group, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 08/13/28 (a)	3,708	3,724
Ring Container Technologies Group, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 08/12/28 (a) (b)	3,020	3,022
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.08%, (1 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	3,136	3,133
Sylvamo Corporation
Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 08/18/28 (a) (b)	2,634	2,624
Tosca Services, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/27 (a)	2,884	2,877
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan , 3.75%, (3 Month USD LIBOR + 3.25%), 01/29/28 (a)	158	157
2021 Delayed Draw Term Loan , 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/28 (a)	201	200
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/28 (a)	4,657	4,629
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (a)	4,477	4,470
2021 Delayed Draw Term Loan , 0.00%, 07/22/26 (b)	110	110
2021 Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	1,916	1,918
Zep Inc.
2017 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 08/11/24 (a)	6,737	6,549
		108,885
Financials 7.4%
Acrisure, LLC
2020 Term Loan B, 3.61%, (3 Month USD LIBOR + 3.50%), 01/30/27 (a)	4,066	4,024
2021 Incremental Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 02/15/27 (a)	500	498
AqGen Island Holdings, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 05/20/28 (a) (b)	2,500	2,492
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 05/20/28 (a)	2,244	2,236
Aretec Group, Inc.
2018 Term Loan , 4.33%, (3 Month USD LIBOR + 4.25%), 08/15/25 (a)	7,465	7,437
AssuredPartners, Inc.
2020 Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	3,798	3,773
Atlas CC Acquisition Corp
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a)	5,684	5,700
Term Loan C, 5.00%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a)	1,156	1,159
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (a)	6,813	6,752
CPC Acquisition Corp
Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 01/14/28 (a)	7,749	7,739
Crown Finance US, Inc.
2018 USD Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 02/05/25 (a)	2,492	2,048
Edelman Financial Center, LLC
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 03/15/28 (a)	4,132	4,123
INEOS Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 07/29/26 (a)	3,382	3,387
ION Trading Finance Limited
2021 USD Term Loan, 4.92%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	5,560	5,566
LSF11 Skyscraper Holdco S.a r.l.
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	2,861	2,863
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	2,918	2,905
Raptor Acquisition Corp.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 11/01/26 (a) (b)	3,390	3,399
2021 Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 11/01/26 (a)	1,655	1,660
RLG Holdings, LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 4.25%), 07/02/28 (a) (b)	423	424
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 07/02/28 (a)	2,573	2,574
2021 Delayed Draw Term Loan , 6.50%, (3 Month USD LIBOR + 4.25%), 07/02/28 (a)	228	228
2021 2nd Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.50%), 07/02/29 (a)	1,000	989
Ryan Specialty Group, LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 07/23/27 (a)	2,844	2,841
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 02/06/24 (a)	4,547	4,499
Superannuation and Investments US LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/23/28 (a) (b)	652	648
Sweetwater Borrower, LLC
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (a)	3,010	2,995

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
SWF Holdings I Corp.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a) (b)	3,238	3,212
Tiger Acquisition, LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/21/28 (a)	2,797	2,785
		88,956
Communication Services 7.0%
Allen Media, LLC
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.50%), 02/05/27 (a) (b)	1,437	1,435
Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 02/10/27 (a) (b)	1,307	1,305
Altice Financing S.A.
2017 USD Term Loan B, 2.88%, (3 Month USD LIBOR + 2.75%), 07/31/25 (a)	2,509	2,466
USD 2017 1st Lien Term Loan, 2.90%, (3 Month USD LIBOR + 2.75%), 01/06/26 (a)	1,170	1,149
Altice France S.A.
USD Term Loan B12, 3.81%, (3 Month USD LIBOR + 3.69%), 01/31/26 (a)	3,437	3,405
2018 Term Loan B13, 4.12%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	4,922	4,901
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 03/20/26 (a) (b)	6,982	6,462
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	2,729	2,731
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	3,980	3,894
Connect Finco Sarl
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 12/11/26 (a)	1,679	1,679
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (a)	5,020	5,022
Diamond Sports Group, LLC
Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	5,004	3,106
DirecTV Financing, LLC
Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 07/22/27 (a)	5,882	5,884
Frontier Communications Corp.
2021 DIP Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/08/27 (a)	2,022	2,018
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (a)	7,483	7,490
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	3,268	3,304
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 10/27/24 (a)	3,385	3,376
PUG LLC
USD Term Loan , 3.58%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	3,557	3,475
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (a)	4,362	4,355
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	4,944	4,699
Telesat Canada
Term Loan B5, 2.86%, (3 Month USD LIBOR + 2.75%), 11/22/26 (a)	2,825	2,543
Terrier Media Buyer, Inc.
2021 Term Loan, 3.58%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	4,279	4,269
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (a)	3,832	3,825
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/06/28 (a) (b)	1,000	998
		83,791
Consumer Staples 4.3%
8th Avenue Food & Provisions, Inc.
2021 Incremental Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 10/01/25 (a) (c)	6,000	5,955
American Seafoods Group LLC
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 07/27/23 (a)	2,581	2,533
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.77%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	4,260	4,245
Hoffmaster Group, Inc.
Term Loan, 0.00%, (1 Month USD LIBOR + 4.00%), 11/11/23 (a) (b)	3,000	2,884
Journey Personal Care Corp.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a)	4,152	4,159
Portillo's Holdings, LLC
2019 1st Lien Term Loan B3, 6.50%, (3 Month USD LIBOR + 5.50%), 08/02/24 (a)	2,842	2,844
Post Holdings Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 10/21/24 (a)	1,656	1,661
Shearer's Foods, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (a)	5,731	5,721
Sigma Bidco B.V.
2018 USD Term Loan B2, 3.16%, (3 Month USD LIBOR + 3.00%), 03/07/25 (a)	5,681	5,575
Sovos Brands Intermediate, Inc.
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 3.75%), 06/02/28 (a)	4,497	4,497
Sunshine Software Merger Sub, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/08/26 (a) (b)	2,705	2,698
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	4,288	4,280
Verscend Holding Corp.
2021 Term Loan B, 4.08%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	5,107	5,112
		52,164
Energy 2.9%
AL NGPL Holdings, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 04/16/28 (a)	3,103	3,110
CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (a)	5,760	5,741
EG America LLC
2018 USD Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	6,744	6,718
EG Group Limited
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 03/11/26 (a)	100	100
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (3 Month USD LIBOR + 4.00%), 05/10/26 (a)	2,751	2,748
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/31/25 (a)	3,979	3,932
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 10/31/24 (a)	4,221	4,191
Natgasoline LLC
Term Loan B, 3.62%, (3 Month USD LIBOR + 3.50%), 10/31/25 (a)	2,878	2,871
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (1 Month USD LIBOR + 5.50%), 09/22/24 (a)	5,582	5,582
		34,993
Utilities 0.8%
Helix Gen Funding, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/02/24 (a)	5,813	5,623

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (a)	4,309	4,232
		9,855
Total Senior Floating Rate Instruments (cost $1,065,094)		1,060,866
CORPORATE BONDS AND NOTES 6.5%
Communication Services 1.3%
Audacy Capital Corp.
6.75%, 03/31/29 (d)	2,825	2,848
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (d)	2,910	3,063
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (d)	2,735	2,882
iHeartCommunications, Inc.
8.38%, 05/01/27	2,665	2,847
Telesat Canada
6.50%, 10/15/27 (d)	2,102	1,822
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (d)	2,650	2,806
		16,268
Financials 1.3%
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (d)	1,717	1,766
Freedom Mortgage Corporation
7.63%, 05/01/26 (d)	2,720	2,773
Navient Corporation
6.75%, 06/15/26	1,250	1,381
NFP Corp.
6.88%, 08/15/28 (d)	2,790	2,848
SLM Corporation
5.63%, 08/01/33	1,800	1,706
USA Compression Finance Corp.
6.88%, 09/01/27	2,810	2,969
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (d)	1,580	1,723
		15,166
Energy 0.7%
Antero Midstream Partners LP
5.75%, 03/01/27 (d)	2,910	3,008
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (d)	2,840	2,933
Murphy Oil Corporation
5.88%, 12/01/27	2,900	3,021
		8,962
Materials 0.7%
CVR Partners, LP
6.13%, 06/15/28 (d)	1,204	1,263
FXI Holdings, Inc.
7.88%, 11/01/24 (d)	2,773	2,831
NOVA Chemicals Corporation
5.25%, 06/01/27 (d)	1,620	1,703
The Chemours Company
5.75%, 11/15/28 (d)	2,748	2,883
		8,680
Consumer Discretionary 0.7%
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (d)	2,960	3,015
PM General Purchaser LLC
9.50%, 10/01/28 (d)	2,000	2,111
Tenneco Inc.
5.00%, 07/15/26	3,000	2,959
		8,085
Consumer Staples 0.6%
Pilgrim's Pride Corporation
5.88%, 09/30/27 (d)	1,250	1,326
Sigma Holdco B.V.
7.88%, 05/15/26 (d)	2,850	2,820
Vector Group Ltd.
5.75%, 02/01/29 (d)	2,765	2,766
		6,912
Health Care 0.5%
Bausch Health Companies Inc.
6.25%, 02/15/29 (d)	3,318	3,283
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (d)	606	628
Tenet Healthcare Corporation
6.13%, 10/01/28 (d)	1,575	1,653
		5,564
Information Technology 0.4%
ams AG
7.00%, 07/31/25 (d)	2,700	2,888
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (d)	1,785	1,681
		4,569
Real Estate 0.2%
EPR Properties
3.75%, 08/15/29	2,965	3,063
Industrials 0.1%
United Airlines Pass Through Trust
4.38%, 04/15/26 (d)	621	638
4.63%, 04/15/29 (d)	856	885
		1,523
Total Corporate Bonds And Notes (cost $78,663)		78,792
INVESTMENT COMPANIES 4.4%
iShares Broad USD High Yield Corporate Bond ETF	283	11,744
SPDR Blackstone/ GSO Senior Loan ETF	905	41,648
Total Investment Companies (cost $53,291)		53,392
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	112	305
iHeartMedia, Inc. - Class A (e)	48	1,197
		1,502
Financials 0.0%
AFGlobal Corporation (f) (g)	39	59
Freedom Group Inc. (c) (e)	57	—
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (e) (f)	21	31
Energy 0.0%
Vantage Drilling International (e)	1	1
Health Care 0.0%
Envigo RMS Holding Corp. (e) (f)	—	—
Total Common Stocks (cost $7,579)		1,593
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Dryden 38 Senior Loan Fund LLC
Series 2015-A2R-38A, 1.58%, (3 Month USD LIBOR + 1.45%), 07/15/30 (a)	875	875
Total Non-U.S. Government Agency Asset-Backed Securities (cost $867)		875
WARRANTS 0.0%
AFGlobal Corporation (c) (e)	5	—
Alliance Healthcare Services (e) (f)	—	—
Total Warrants (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (e) (f) (h)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.6%
Investment Companies 4.6%
JNL Government Money Market Fund, 0.01% (i) (j)	54,771	54,771
Total Short Term Investments (cost $54,771)		54,771
Total Investments 103.5% (cost $1,260,265)		1,250,289
Other Assets and Liabilities, Net (3.5)%		(42,211)
Total Net Assets 100.0%		1,208,078

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $60,846 and 5.0% of the Fund.

(e) Non-income producing security.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	59	—

JNL/PPM America Floating Rate Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Arc Falcon I Inc. - Term Loan	55	-
DG Investment Intermediate Holdings 2, Inc. - 2021 Delayed Draw Term Loan	119	-
DexKo Global Inc. - 1st Lien Term Loan B	292	-
Hillman Group Inc. (The) - 2021 Delayed Draw Term Loan	671	(1)
National Mentor Holdings, Inc. - 2021 Delayed Draw Term Loan	247	-
OneDigital Borrower LLC - 2020 Term Loan	67	-
Pro Mach Group, Inc. - 2021 Delayed Draw Term Loan	602	-
Service Logic Acquisition, Inc - Delayed Draw Term Loan	679	-
Trident TPI Holdings, Inc. - 2021 Delayed Draw Term Loan	162	-
TricorBraun Holdings, Inc. - 2021 Delayed Draw Term Loan	691	-
	3,585	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[1]	—	1,060,866	—	1,060,866
Corporate Bonds And Notes	—	78,792	—	78,792
Investment Companies	53,392	—	—	53,392
Common Stocks	1,503	—	90	1,593
Non-U.S. Government Agency Asset-Backed Securities	—	875	—	875
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	54,771	—	—	54,771
	109,666	1,140,533	90	1,250,289
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(1)	—	(1)
	—	(1)	—	(1)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 90.1%
Communication Services 16.8%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	9,214	9,599
Altice Financing S.A.
5.00%, 01/15/28 (a)	2,343	2,235
5.75%, 08/15/29 (a)	4,847	4,696
Altice France Holding S.A.
5.13%, 01/15/29 (a)	424	417
5.13%, 07/15/29 (a)	6,177	6,066
5.50%, 10/15/29 (a)	3,708	3,675
Altice France S.A.
7.38%, 05/01/26 (a)	5,443	5,648
6.00%, 02/15/28 (a)	2,206	2,105
AMC Entertainment Holdings, Inc.
12.00%, 06/15/26 (a) (b)	2,610	2,525
Audacy Capital Corp.
6.75%, 03/31/29 (a) (c)	8,065	8,131
CB Escrow Corp.
8.00%, 10/15/25 (a)	5,676	5,914
CCO Holdings, LLC
5.00%, 02/01/28 (a)	3,293	3,437
5.38%, 06/01/29 (a)	14,979	16,185
4.50%, 05/01/32	3,628	3,736
4.25%, 01/15/34 (a)	3,908	3,883
CenturyLink, Inc.
5.13%, 12/15/26 (a)	4,255	4,412
7.60%, 09/15/39	903	1,016
Clear Channel International B.V.
6.63%, 08/01/25 (a)	1,289	1,343
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	4,776	5,027
7.50%, 06/01/29 (a)	6,609	6,890
Connect Finco SARL
6.75%, 10/01/26 (a)	1,790	1,873
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	2,818	3,072
CSC Holdings, LLC
5.38%, 02/01/28 (a)	13,374	13,972
7.50%, 04/01/28 (a)	4,621	4,997
6.50%, 02/01/29 (a)	2,922	3,164
4.50%, 11/15/31 (a)	12,119	11,976
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a) (c)	9,806	10,151
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	2,349	1,556
6.63%, 08/15/27 (a)	3,848	1,697
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	4,125	4,307
DISH DBS Corporation
5.88%, 11/15/24	3,228	3,470
7.75%, 07/01/26	5,020	5,672
5.13%, 06/01/29	2,899	2,844
Embarq Corporation
8.00%, 06/01/36	5,422	5,815
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (a)	433	460
5.00%, 05/01/28 (a)	3,082	3,236
6.75%, 05/01/29 (a)	7,784	8,203
Hughes Satellite Systems Corporation
6.63%, 08/01/26	2,719	3,093
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,356
8.38%, 05/01/27	9,254	9,886
5.25%, 08/15/27 (a)	991	1,031
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	4,160	4,268
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	7,184	7,646
5.13%, 07/15/29 (a)	4,646	4,787
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)	3,867	3,983
4.25%, 07/01/28 (a)	3,674	3,709
3.63%, 01/15/29 (a)	4,731	4,585
Liberty Media Corporation
8.25%, 02/01/30	5,192	5,772
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	2,881	2,913
6.50%, 05/15/27 (a)	1,159	1,276
3.75%, 01/15/28 (a)	1,348	1,341
Lumen Technologies Inc.
5.38%, 06/15/29 (a)	2,672	2,718
Midas Opco Holdings LLC
5.63%, 08/15/29 (a)	10,382	10,751
Netflix, Inc.
4.88%, 04/15/28	2,678	3,082
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	2,821	2,988
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	6,680	6,807
Sirius XM Radio Inc.
3.88%, 09/01/31 (a)	9,936	9,709
Sprint Corporation
7.13%, 06/15/24	14,000	15,939
6.88%, 11/15/28	1,622	2,072
SSL Robotics LLC
9.75%, 12/31/23 (a)	1,176	1,278
Telecom Italia SpA
6.00%, 09/30/34	4,354	4,896
Telesat Canada
5.63%, 12/06/26 (a)	3,062	2,953
6.50%, 10/15/27 (a)	6,349	5,505
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	7,771	8,228
T-Mobile USA, Inc.
3.38%, 04/15/29	4,669	4,875
Univision Communications Inc.
6.63%, 06/01/27 (a)	4,655	5,049
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	1,275	1,295
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (a)	1,627	1,663
		328,859
Energy 15.1%
Aethon United BR LP
8.25%, 02/15/26 (a)	8,115	8,764
Antero Midstream Partners LP
7.88%, 05/15/26 (a)	3,017	3,302
5.38%, 06/15/29 (a)	4,672	4,823
Apache Corporation
4.75%, 04/15/43	5,589	6,051
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	4,171	4,308
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	5,174	5,343
8.25%, 12/31/28 (a)	1,900	2,073
Baytex Energy Corp.
8.75%, 04/01/27 (a)	5,059	5,236
Bip-V Chinook
5.50%, 06/15/31 (a)	7,019	7,462
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	1,170	1,265
6.63%, 07/15/26 (a)	1,772	1,847
Buckeye Partners, L.P.
4.50%, 03/01/28 (a)	1,349	1,372
5.85%, 11/15/43	1,728	1,729
5.60%, 10/15/44	1,477	1,443
California Resources Corporation
7.13%, 02/01/26 (a)	3,487	3,681
Callon Petroleum Company
6.38%, 07/01/26	3,251	3,108
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (a)	1,797	1,804
Cheniere Energy, Inc.
4.63%, 10/15/28	4,680	4,935

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	4,570	4,675
6.38%, 06/15/26 (a)	363	369
CNX Midstream Partners LP
4.75%, 04/15/30 (a)	507	514
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	1,509	1,525
Continental Resources, Inc.
4.50%, 04/15/23	820	850
3.80%, 06/01/24	3,342	3,503
DT Midstream, Inc.
4.13%, 06/15/29 (a)	3,106	3,163
4.38%, 06/15/31 (a)	2,289	2,370
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	162	171
5.50%, 01/30/26 (a)	3,013	3,140
5.75%, 01/30/28 (a)	2,883	3,036
Energean Israel Finance Ltd
4.88%, 03/30/26 (d)	4,767	4,886
Energy Transfer LP
6.50%, (100, 08/15/26) (e)	1,017	1,058
6.75%, (100, 05/15/25) (e)	3,033	3,113
7.13%, (100, 05/15/30) (e)	2,228	2,325
EQM Midstream Partners, LP
4.13%, 12/01/26	4,823	4,952
6.50%, 07/01/27 (a)	2,452	2,759
4.75%, 01/15/31 (a)	6,821	7,094
6.50%, 07/15/48	2,782	3,192
EQT Corporation
3.90%, 10/01/27	2,588	2,806
5.00%, 01/15/29	1,102	1,244
7.50%, 02/01/30 (f) (g)	1,800	2,316
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	4,482	4,650
5.75%, 02/01/29 (a)	1,909	1,967
Husky Energy Inc.
13.00%, 02/15/25 (a) (b)	8,017	8,519
ITT Holdings LLC
6.50%, 08/01/29 (a)	6,112	6,169
MEG Energy Corp.
6.50%, 01/15/25 (a)	2,218	2,282
7.13%, 02/01/27 (a)	3,364	3,533
Murphy Oil Corporation
5.75%, 08/15/25	3,761	3,870
5.88%, 12/01/27	3,879	4,040
Nabors Industries Ltd
7.50%, 01/15/28 (a)	3,388	3,210
Newfield Exploration Co.
5.63%, 07/01/24	5,038	5,583
NuStar Logistics, L.P.
6.00%, 06/01/26	2,296	2,491
6.38%, 10/01/30	6,404	7,105
Occidental Petroleum Corporation
2.70%, 02/15/23	1,430	1,447
6.95%, 07/01/24	6,706	7,560
2.90%, 08/15/24	1,625	1,656
3.20%, 08/15/26	6,658	6,781
8.88%, 07/15/30	2,690	3,654
6.13%, 01/01/31	2,840	3,403
7.50%, 05/01/31	3,368	4,374
6.45%, 09/15/36	7,928	9,980
7.95%, 06/15/39	1,858	2,462
4.30%, 08/15/39	5,744	5,681
6.60%, 03/15/46	1,992	2,512
Ovintiv Exploration Inc.
5.38%, 01/01/26	2,774	3,129
PBF Holding Company LLC
9.25%, 05/15/25 (a)	2,806	2,650
6.00%, 02/15/28	3,145	2,008
Precision Drilling Corporation
7.13%, 01/15/26 (a) (c)	2,879	2,958
6.88%, 01/15/29 (a)	2,055	2,148
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	2,881	2,925
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a) (c)	2,627	2,698
Southwestern Energy Company
7.75%, 10/01/27 (c)	3,076	3,323
8.38%, 09/15/28	3,143	3,561
5.38%, 03/15/30	2,520	2,722
Tap Rock Resources LLC
7.00%, 10/01/26 (a)	4,789	4,903
Targa Resource Corporation
5.00%, 01/15/28	2,663	2,803
5.50%, 03/01/30	8,019	8,770
4.88%, 02/01/31	925	998
4.00%, 01/15/32 (a)	2,548	2,633
Transocean Inc
11.50%, 01/30/27 (a)	2,413	2,483
Transocean Proteus Limited
6.25%, 12/01/24 (a)	4,422	4,418
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (a)	5,913	6,094
4.13%, 08/15/31 (a)	759	793
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,675	1,749
White Star Petroleum, LLC
0.00%, 09/15/22 (a) (h) (i) (j)	5,000	—
		294,302
Consumer Discretionary 13.8%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a)	3,251	3,330
Beazer Homes USA, Inc.
5.88%, 10/15/27	3,923	4,110
Boyd Gaming Corporation
4.75%, 06/15/31 (a)	2,670	2,754
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)	3,034	3,077
Carnival Corporation
11.50%, 04/01/23 (a)	3,893	4,346
7.63%, 03/01/26 (a)	3,941	4,206
4.00%, 08/01/28 (a)	1,298	1,312
Dana Corporation
5.38%, 11/15/27	1,341	1,414
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	4,609	5,180
Ford Motor Company
8.50%, 04/21/23	2,174	2,390
9.00%, 04/22/25	2,174	2,615
4.35%, 12/08/26	1,000	1,065
6.63%, 10/01/28	2,809	3,370
9.63%, 04/22/30	2,174	3,083
7.45%, 07/16/31	2,753	3,595
5.29%, 12/08/46	2,270	2,530
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	6,231	6,682
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	6,085	6,374
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	6,201	6,328
4.88%, 07/01/31 (a)	3,623	3,644
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (b)	5,042	5,508
International Game Technology PLC
4.13%, 04/15/26 (a)	1,231	1,279
5.25%, 01/15/29 (a)	3,317	3,546
IRB Holding Corp.
6.75%, 02/15/26 (a)	3,813	3,922
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a)	2,867	2,878
KB Home
4.80%, 11/15/29	3,767	4,106
L Brands, Inc.
7.50%, 06/15/29	4,053	4,606
6.63%, 10/01/30 (a)	4,275	4,854
6.88%, 11/01/35	4,284	5,377
Life Time, Inc.
5.75%, 01/15/26 (a)	4,726	4,892

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
8.00%, 04/15/26 (a)	1,840	1,951
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)	6,671	6,450
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	1,723	1,824
Mattel, Inc.
5.88%, 12/15/27 (a)	3,639	3,942
MCE Finance Limited
5.38%, 12/04/29 (a)	915	931
Meritage Homes Corporation
3.88%, 04/15/29 (a)	3,507	3,682
MGM China Holdings Limited
4.75%, 02/01/27 (a)	5,283	5,210
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (a)	4,615	4,700
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,971	3,233
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	3,182	3,186
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	4,505	4,786
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	4,317	4,593
PetSmart, Inc.
7.75%, 02/15/29 (a)	6,918	7,545
PM General Purchaser LLC
9.50%, 10/01/28 (a)	7,508	7,923
QVC, Inc.
5.45%, 08/15/34	6,155	6,587
Rent-A-Center, Inc.
6.38%, 02/15/29 (a)	2,783	3,002
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	4,333	4,843
9.13%, 06/15/23 (a)	2,600	2,827
4.25%, 07/01/26 (a)	3,835	3,757
5.50%, 08/31/26 (a)	6,895	7,085
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	1,781	1,831
8.25%, 03/15/26 (a)	8,147	8,680
7.00%, 05/15/28 (a)	1,000	1,080
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (a)	5,846	5,980
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	6,719	6,904
Staples, Inc.
7.50%, 04/15/26 (a)	4,035	4,092
10.75%, 04/15/27 (a) (c)	5,036	4,900
Stena International S.A R.L.
6.13%, 02/01/25 (a)	6,053	6,262
Tenneco Inc.
7.88%, 01/15/29 (a)	749	837
5.13%, 04/15/29 (a)	10,339	10,570
The Gap, Inc.
3.63%, 10/01/29 (a)	797	799
3.88%, 10/01/31 (a)	5,890	5,891
TKC Holdings, Inc.
10.50%, 05/15/29 (a)	4,650	5,097
Wyndham Destinations, Inc.
6.63%, 07/31/26 (a)	2,456	2,797
6.00%, 04/01/27 (f) (g)	640	710
4.63%, 03/01/30 (a)	2,913	3,019
		269,879
Industrials 11.6%
Aircastle Limited
5.25%, 08/11/25 (a)	1,810	2,014
4.25%, 06/15/26	6,976	7,606
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	5,128	5,426
9.75%, 07/15/27 (a)	3,175	3,453
4.63%, 06/01/28 (a)	2,333	2,328
6.00%, 06/01/29 (a)	2,508	2,478
American Airlines, Inc.
11.75%, 07/15/25 (a)	3,780	4,676
5.50%, 04/20/26 (a)	3,693	3,881
5.75%, 04/20/29 (a)	4,761	5,131
APX Group, Inc.
5.75%, 07/15/29 (a)	6,370	6,290
Bombardier Inc.
7.50%, 03/15/25 (a)	2,978	3,044
7.13%, 06/15/26 (a)	3,009	3,157
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	1,628	1,720
4.25%, 02/01/32 (a)	9,450	9,667
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	4,965	5,133
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)	5,570	5,613
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,296	3,851
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	3,258	3,356
9.75%, 08/01/27 (a)	1,000	1,132
5.50%, 05/01/28 (a)	9,421	9,496
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	4,950	5,606
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 12/15/21) (e) (k)	2,070	2,023
GFL Environmental Inc.
4.00%, 08/01/28 (a)	2,988	2,966
3.50%, 09/01/28 (a)	4,735	4,763
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	2,768	2,909
Howmet Aerospace Inc.
6.88%, 05/01/25	113	132
3.00%, 01/15/29	6,373	6,413
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	4,955	5,193
Masonite International Corporation
5.38%, 02/01/28 (a)	2,435	2,563
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (a)	4,906	4,921
Pitney Bowes Inc.
6.88%, 03/15/27 (a)	10,363	10,940
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	2,980	3,223
3.38%, 08/31/27 (a)	1,858	1,784
6.25%, 01/15/28 (a)	6,169	6,381
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (a)	523	536
Rolls-Royce PLC
5.75%, 10/15/27 (a)	7,890	8,767
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	1,393	1,554
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	2,829	3,186
Summit Materials, LLC
5.25%, 01/15/29 (a)	4,460	4,693
Terex Corporation
5.00%, 05/15/29 (a)	6,150	6,359
TransDigm Inc.
8.00%, 12/15/25 (a)	1,157	1,232
6.25%, 03/15/26 (a)	9,550	9,987
Transdigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,989
Triumph Group, Inc.
8.88%, 06/01/24 (a)	1,568	1,724
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	7,690	8,363
4.50%, 08/15/29 (a)	2,889	2,909
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	1,269	1,305
4.63%, 04/15/29 (a)	9,307	9,621
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	1,337	1,404
Vertical Holdco GmbH
7.63%, 07/15/28 (a)	3,911	4,176

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	4,395	4,617
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	5,192	5,557
		227,248
Financials 10.4%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	6,411	7,074
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a)	5,045	5,190
Citigroup Inc.
5.00%, (100, 09/12/24) (e)	5,806	6,080
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (e)	3,695	3,866
6.25%, (100, 12/18/24) (a) (e) (l)	4,007	4,318
EG Global Finance PLC
6.75%, 02/07/25 (a)	6,009	6,144
8.50%, 10/30/25 (a)	4,993	5,211
FirstCash, Inc.
4.63%, 09/01/28 (a)	4,179	4,337
Ford Motor Credit Company LLC
3.09%, 01/09/23	1,640	1,664
4.06%, 11/01/24	2,333	2,450
5.13%, 06/16/25	2,122	2,305
4.27%, 01/09/27	5,000	5,321
4.13%, 08/17/27	1,930	2,047
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	9,609	9,798
6.63%, 01/15/27 (a)	4,760	4,646
HUB International Limited
7.00%, 05/01/26 (a)	4,541	4,696
Icahn Enterprises L.P.
6.25%, 05/15/26	9,579	10,050
5.25%, 05/15/27	3,228	3,354
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (b)	1,263	1,321
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)	9,319	9,637
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	3,574	3,707
LSF11 A5 HoldCo LLC
6.63%, 10/15/29 (a)	3,169	3,169
Markel Corporation
6.00%, (100, 06/01/25) (e)	4,346	4,825
Navient Corporation
5.88%, 10/25/24	4,383	4,686
6.75%, 06/25/25 - 06/15/26	5,145	5,630
4.88%, 03/15/28	1,123	1,132
NFP Corp.
6.88%, 08/15/28 (a)	6,617	6,754
Nielsen Finance LLC
5.88%, 10/01/30 (a)	4,665	4,908
4.75%, 07/15/31 (a)	6,329	6,161
Nordic Aviation Capital
4.79%, 02/27/24 (b) (d) (j)	2,556	1,917
6.83%, 03/14/27 (b) (d) (j)	5,165	4,225
Petershill II LP
5.00%, 07/15/39 (d) (j)	3,601	3,834
Rocket Mortgage, LLC
4.00%, 10/15/33 (a)	4,890	4,855
SLM Corporation
6.13%, 03/25/24	5,433	5,818
5.63%, 08/01/33	4,865	4,610
Springleaf Finance Corporation
8.88%, 06/01/25	1,716	1,860
7.13%, 03/15/26	3,325	3,845
6.63%, 01/15/28	1,555	1,784
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	4,000	4,200
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	8,334	8,771
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (a)	8,365	9,120
Washington Mutual Bank, FA
0.00%, 06/15/11 (h) (i)	1,500	—
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	4,355	4,428
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	3,690	3,828
		203,576
Consumer Staples 6.1%
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (a)	310	309
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	1,626	1,717
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (a)	18,756	19,149
JBS USA Food Company
6.50%, 04/15/29 (a)	2,362	2,635
Kraft Heinz Foods Company
3.88%, 05/15/27	3,280	3,579
4.25%, 03/01/31	1,036	1,170
4.63%, 10/01/39	7,910	9,238
4.88%, 10/01/49	6,006	7,313
Marb Bondco PLC
3.95%, 01/29/31 (a)	9,530	9,101
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	6,381	6,611
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	3,734	3,960
4.25%, 04/15/31 (a)	6,510	6,961
3.50%, 03/01/32 (a)	1,719	1,748
Post Holdings, Inc.
5.63%, 01/15/28 (a)	3,430	3,604
4.63%, 04/15/30 (a)	2,855	2,878
Safeway Inc.
5.88%, 02/15/28 (a)	5,697	6,065
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (c)	9,036	8,942
Turning Point Brands, Inc.
5.63%, 02/15/26 (a)	3,621	3,776
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	6,908	7,478
United Rentals (North America), Inc.
3.75%, 01/15/32	4,873	4,930
Vector Group Ltd.
5.75%, 02/01/29 (a)	2,205	2,206
Verscend Holding Corp.
9.75%, 08/15/26 (a)	5,896	6,221
		119,591
Health Care 5.3%
AdaptHealth, LLC
6.13%, 08/01/28 (a)	1,539	1,635
4.63%, 08/01/29 (a)	1,788	1,788
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	7,115	7,267
8.50%, 01/31/27 (a)	5,649	6,025
7.00%, 01/15/28 (a)	1,559	1,597
4.88%, 06/01/28 (a)	1,266	1,313
6.25%, 02/15/29 (a)	4,609	4,560
Centene Corporation
3.38%, 02/15/30	3,553	3,678
2.50%, 03/01/31	3,214	3,167
Community Health Systems, Inc.
6.00%, 01/15/29 (a)	738	782
6.88%, 04/15/29 (a)	3,735	3,740
4.75%, 02/15/31 (a)	4,791	4,821
Endo Designated Activity Company
9.50%, 07/31/27 (a) (c)	4,946	4,954
6.00%, 06/30/28 (a)	5,870	4,198
Endo Luxembourg Finance Company I S.a r.l.
6.13%, 04/01/29 (a)	2,492	2,490
HCA Inc.
5.38%, 02/01/25	3,341	3,733
IQVIA Inc.
5.00%, 05/15/27 (a)	4,764	4,951

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Mednax, Inc.
6.25%, 01/15/27 (a)	4,320	4,544
Mozart Debt Merger Sub Inc
3.88%, 04/01/29 (a)	6,771	6,771
5.25%, 10/01/29 (a)	4,819	4,819
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	1,187	1,252
7.25%, 02/01/28 (a)	931	997
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	4,174	4,245
Tenet Healthcare Corporation
7.50%, 04/01/25 (a)	4,114	4,368
4.88%, 01/01/26 (a)	6,241	6,459
5.13%, 11/01/27 (a)	3,661	3,827
6.13%, 10/01/28 (a)	4,790	5,027
		103,008
Materials 5.3%
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	5,273	5,378
Cascades Inc.
5.38%, 01/15/28 (a)	4,068	4,267
CVR Partners, LP
9.25%, 06/15/23 (a)	1,159	1,162
6.13%, 06/15/28 (a)	2,309	2,422
Diamond (BC) B.V.
4.63%, 10/01/29 (a)	1,556	1,579
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,850	1,902
6.88%, 10/15/27 (a)	4,422	4,676
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (a)	3,180	3,218
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a)	1,677	1,791
4.38%, 04/01/31 (a)	4,620	4,777
Freeport-McMoRan Inc.
5.00%, 09/01/27	4,600	4,803
5.40%, 11/14/34	4,101	4,927
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	3,623	3,699
Hexion Inc.
7.88%, 07/15/27 (a) (c)	4,797	5,131
Hudbay Minerals Inc.
4.50%, 04/01/26 (a)	1,952	1,935
6.13%, 04/01/29 (a)	8,509	8,917
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,154	4,364
5.25%, 06/01/27 (a)	9,952	10,460
4.25%, 05/15/29 (a)	3,023	3,023
Rayonier Advanced Materials Inc.
5.50%, 06/01/24 (a) (c)	2,955	2,962
7.63%, 01/15/26 (a)	6,263	6,621
The Chemours Company
5.75%, 11/15/28 (a)	7,059	7,406
United States Steel Corporation
6.25%, 03/15/26 (c)	866	893
6.88%, 03/01/29 (c)	6,058	6,460
		102,773
Information Technology 3.0%
ams AG
7.00%, 07/31/25 (a)	12,746	13,636
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	2,595	2,661
4.00%, 07/01/29 (a)	2,078	2,131
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	1,580	1,687
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,794	3,941
8.25%, 03/01/27 (a)	3,378	3,539
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	686	696
Entegris, Inc.
4.38%, 04/15/28 (a)	2,838	2,973
LogMeIn, Inc.
5.50%, 09/01/27 (a)	2,297	2,333
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a) (c)	5,659	5,331
Open Text Corporation
3.88%, 02/15/28 (a)	4,156	4,246
4.13%, 02/15/30 (a)	4,683	4,837
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	8,183	8,406
6.50%, 07/15/28 (a)	1,591	1,677
		58,094
Real Estate 1.9%
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	3,043	3,301
EPR Properties
3.75%, 08/15/29	9,672	9,992
Service Properties Trust
5.25%, 02/15/26	11,258	11,334
Uniti Group Inc.
7.88%, 02/15/25 (a)	2,050	2,165
6.50%, 02/15/29 (a)	4,765	4,902
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,995	2,083
3.75%, 02/15/27 (a)	2,221	2,300
4.63%, 12/01/29 (a)	598	647
		36,724
Utilities 0.8%
Calpine Corporation
4.50%, 02/15/28 (a)	3,551	3,623
5.13%, 03/15/28 (a)	1,963	1,988
3.75%, 03/01/31 (a)	6,874	6,632
Pacific Gas And Electric Company
5.00%, 07/01/28 (c)	2,356	2,401
		14,644
Total Corporate Bonds And Notes (cost $1,687,354)		1,758,698
SENIOR FLOATING RATE INSTRUMENTS 5.3%
Consumer Discretionary 1.4%
Great Outdoors Group, LLC
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/26/28 (k)	9,550	9,579
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (k)	2,793	2,812
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (k)	3,966	3,967
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (k)	1,660	1,763
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 3.37%, (1 Month USD LIBOR + 3.25%), 02/04/28 (k)	4,688	4,700
TGP Holdings III, LLC
2021 Delayed Draw Term Loan , 0.00%, 06/24/28 (m)	427	427
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 06/24/28 (k)	3,241	3,239
		26,487
Information Technology 1.3%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (k)	2,624	2,602
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (k)	2,766	2,763
LogMeIn, Inc.
Term Loan B, 4.83%, (3 Month USD LIBOR + 4.75%), 08/31/27 (k)	2,289	2,287
Peraton Corp.
Delayed Draw Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (k) (m)	1,190	1,191
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	4,594	4,594

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (k)	4,960	4,943
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (k)	4,600	4,519
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 08/09/25 (k)	2,536	2,483
		25,382
Communication Services 0.7%
Allen Media, LLC
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.50%), 02/05/27 (k) (m)	1,869	1,866
Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 02/10/27 (k) (m)	1,699	1,696
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (k)	1,341	1,341
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (k)	4,591	4,595
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (k)	3,100	2,946
		12,444
Industrials 0.6%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (k)	3,167	3,273
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.65%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	949	928
2020 Term Loan B1, 3.65%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	1,765	1,725
Hertz Corporation, (The)
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (k) (m)	339	339
2021 Term Loan C, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (k) (m)	64	64
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 06/11/28 (k)	3,628	3,629
2021 Term Loan C, 4.00%, (1 Month USD LIBOR + 3.50%), 06/11/28 (k)	685	686
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (k)	1,640	1,651
		12,295
Health Care 0.5%
Advisor Group, Inc.
2021 Term Loan, 4.58%, (1 Month USD LIBOR + 4.50%), 07/31/26 (k)	2,864	2,867
Illuminate Merger Sub Corp.
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (k)	4,802	4,797
Lonza Group AG
USD Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 04/29/28 (k)	2,538	2,545
		10,209
Financials 0.4%
Acrisure, LLC
2020 Term Loan B, 3.61%, (3 Month USD LIBOR + 3.50%), 01/30/27 (k)	3,173	3,141
Raptor Acquisition Corp.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 11/01/26 (k) (m)	3,060	3,068
2021 Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 11/01/26 (k)	1,738	1,743
		7,952
Materials 0.2%
Groupe Solmax Inc.
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/30/24 (k)	3,569	3,561
Energy 0.1%
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (3 Month USD LIBOR + 4.00%), 05/10/26 (k)	2,553	2,550
Consumer Staples 0.1%
Sunshine Software Merger Sub, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/08/26 (k) (m)	2,209	2,203
Total Senior Floating Rate Instruments (cost $102,811)		103,083
INVESTMENT COMPANIES 0.9%
iShares Broad USD High Yield Corporate Bond ETF (c)	445	18,468
Total Investment Companies (cost $18,294)		18,468
COMMON STOCKS 0.4%
Communication Services 0.3%
Clear Channel Outdoor Holdings, Inc. (h)	335	909
Dish Network Corporation - Class A (h)	11	487
iHeartMedia, Inc. - Class A (h)	141	3,523
		4,919
Energy 0.1%
MPLX LP	87	2,483
Prairie Provident Resources Inc. (h)	224	16
Titan Energy LLC (h) (j)	75	3
Vantage Drilling International (h)	2	6
		2,508
Materials 0.0%
Westrock Company, Inc.	—	5
Information Technology 0.0%
New Cotai LLC (h) (j)	—	—
Total Common Stocks (cost $10,853)		7,432
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	2,046	2,025
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,046)		2,025
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (e) (h) (j) (n)	56,599	—
Quicksilver Resources Inc. (h) (j) (n)	11,401	—
Vantage Drilling International (c) (e) (h) (j) (n)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.5%
Investment Companies 3.1%
JNL Government Money Market Fund, 0.01% (o) (p)	60,111	60,111
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund, 0.01% (o) (p)	47,128	47,128
Total Short Term Investments (cost $107,239)		107,239
Total Investments 102.3% (cost $1,928,597)		1,996,945
Other Assets and Liabilities, Net (2.3)%		(44,245)
Total Net Assets 100.0%		1,952,700

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $1,310,203 and 67.1% of the Fund.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(h) Non-income producing security.

(i) As of September 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

or dividend date.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Convertible security.

(m) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	4,786	4,886	0.3
Nordic Aviation Capital, 4.79%, 02/27/24	02/06/20	2,556	1,917	0.1
Nordic Aviation Capital, 6.83%, 03/14/27	10/01/19	5,165	4,225	0.2
Petershill II LP, 5.00%, 07/15/39	09/27/19	760	809	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	580	617	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	1,300	1,384	0.1
Petershill II LP, 5.00%, 07/15/39	09/27/19	961	1,024	0.1
		16,108	14,862	0.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,749,746	8,952	1,758,698
Senior Floating Rate Instruments	—	103,083	—	103,083
Investment Companies	18,468	—	—	18,468
Common Stocks	7,429	—	3	7,432
Non-U.S. Government Agency Asset-Backed Securities	—	2,025	—	2,025
Other Equity Interests	—	—	—	—
Short Term Investments	107,239	—	—	107,239
	133,136	1,854,854	8,955	1,996,945

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 49.5%
Financials 16.6%
AerCap Ireland Capital Designated Activity Company
6.50%, 07/15/25	2,582	2,997
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	3,532	3,855
Bank of America Corporation
6.30%, (100, 03/10/26) (b)	1,420	1,647
4.00%, 01/22/25	1,097	1,192
1.32%, 06/19/26	13,742	13,719
4.25%, 10/22/26	6,460	7,272
3.56%, 04/23/27	4,100	4,460
3.25%, 10/21/27	671	724
3.59%, 07/21/28	6,289	6,882
4.27%, 07/23/29	10,515	11,925
2.30%, 07/21/32	8,995	8,867
2.68%, 06/19/41	2,180	2,102
Barclays PLC
3.56%, 09/23/35 (c)	9,921	10,253
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	3,662	3,597
Blackstone Holdings Finance Co. L.L.C.
1.63%, 08/05/28 (a)	4,372	4,269
2.00%, 01/30/32 (a)	4,745	4,558
Blackstone Private Credit Fund
1.75%, 09/15/24 (a)	1,744	1,744
2.63%, 12/15/26 (a)	4,015	4,006
Blackstone Secured Lending Fund
2.85%, 09/30/28 (a)	4,565	4,554
BNP Paribas
2.16%, 09/15/29 (a)	3,434	3,407
2.59%, 08/12/35 (a) (c)	4,355	4,234
Citigroup Inc.
5.00%, (100, 09/12/24) (b)	2,697	2,824
4.45%, 09/29/27	2,105	2,393
3.89%, 01/10/28	1,525	1,687
3.52%, 10/27/28	3,638	3,963
CNO Global Funding
1.75%, 10/07/26 (a)	3,970	3,969
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (b)	5,496	5,750
7.50%, (100, 12/11/23) (a) (b) (c)	2,448	2,674
6.50%, 08/08/23 (a) (c)	5,986	6,554
4.21%, 06/12/24 (a)	2,515	2,655
3.87%, 01/12/29 (a) (c)	2,130	2,324
Danske Bank A/S
1.17%, 12/08/23 (a)	2,000	2,010
Deutsche Bank Aktiengesellschaft
0.90%, 05/28/24 (c)	5,317	5,310
3.73%, 01/14/32 (c)	3,194	3,297
3.04%, 05/28/32 (c)	4,405	4,465
F&G Global Funding
2.00%, 09/20/28 (a)	4,025	3,966
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	2,004
FS KKR Capital Corp.
3.40%, 01/15/26	5,761	6,017
Glencore Funding LLC
4.88%, 03/12/29 (a) (d)	2,555	2,944
HSBC Holdings PLC
2.80%, 05/24/32	7,805	7,912
Icahn Enterprises L.P.
4.75%, 09/15/24	3,339	3,474
6.25%, 05/15/26	1,512	1,586
JPMorgan Chase & Co.
2.01%, 03/13/26	3,755	3,846
1.58%, 04/22/27	9,820	9,838
3.78%, 02/01/28	1,604	1,768
3.54%, 05/01/28	1,179	1,287
2.07%, 06/01/29	6,781	6,789
2.74%, 10/15/30	5,297	5,481
2.96%, 05/13/31	3,057	3,183
1.95%, 02/04/32	5,201	5,021
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (c)	1,902	2,206
3.87%, 07/09/25 (c)	5,233	5,632
3.57%, 11/07/28	1,250	1,360
LSEGA Financing PLC
3.20%, 04/06/41 (a)	2,721	2,810
Markel Corporation
6.00%, (100, 06/01/25) (b)	2,295	2,548
Morgan Stanley
0.99%, 12/10/26	6,840	6,719
3.62%, 04/01/31	6,700	7,385
1.79%, 02/13/32	3,600	3,427
2.48%, 09/16/36	3,010	2,945
2.80%, 01/25/52	2,548	2,449
NatWest Group PLC
3.07%, 05/22/28 (c)	3,720	3,927
3.03%, 11/28/35 (c)	3,490	3,498
NatWest Markets PLC
1.60%, 09/29/26 (a)	8,353	8,355
Nordic Aviation Capital
6.58%, 03/14/25 (e) (f) (g)	3,193	2,532
Owl Rock Capital Corporation
3.40%, 07/15/26	2,234	2,326
Pershing Square Tontine Holdings, Ltd.
3.25%, 10/01/31	1,800	1,798
Principal Life Global Funding II
0.75%, 04/12/24 (a)	1,955	1,956
Rassman, Joel H.
3.80%, 11/01/29 (d)	6,015	6,458
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,275	2,447
4.25%, 10/21/25	2,621	2,902
3.80%, 03/15/30	6,036	6,712
2.62%, 04/22/32	2,259	2,286
2.38%, 07/21/32	5,858	5,803
6.75%, 10/01/37	1,800	2,574
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	1,767	1,871
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	2,306	2,228
Truist Financial Corporation
4.95%, (100, 09/01/25) (b)	3,229	3,527
Wells Fargo & Company
4.48%, 01/16/24	355	385
2.41%, 10/30/25	1,839	1,916
Westpac Banking Corporation
2.67%, 11/15/35 (c)	3,159	3,092
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	2,455	2,647
		327,976
Energy 5.4%
Aker BP ASA
3.75%, 01/15/30 (a)	5,565	5,957
Cenovus Energy Inc.
2.65%, 01/15/32	2,956	2,906
3.75%, 02/15/52	2,190	2,140
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,544	5,134
5.88%, 03/31/25	1,630	1,841
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (a)	1,114	1,118
Cheniere Energy, Inc.
4.63%, 10/15/28	3,120	3,290
4.50%, 10/01/29	4,007	4,263
Devon Energy Corporation
5.25%, 09/15/24 (a)	2,600	2,878
5.88%, 06/15/28 (a)	1,104	1,216
4.50%, 01/15/30 (a)	969	1,056
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	316	329
5.75%, 01/30/28 (a)	316	333
Energy Transfer LP
6.50%, (100, 08/15/26) (b)	3,960	4,118

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
6.75%, (100, 05/15/25) (b)	4,039	4,146
7.13%, (100, 05/15/30) (b)	3,223	3,363
3.75%, 05/15/30	4,315	4,659
5.80%, 06/15/38	2,107	2,571
6.25%, 04/15/49	1,151	1,515
Enlink Midstream, LLC
4.15%, 06/01/25	1,558	1,607
EQM Midstream Partners, LP
4.13%, 12/01/26	3,520	3,614
4.50%, 01/15/29 (a)	1,633	1,696
EQT Corporation
3.13%, 05/15/26 (a)	322	330
3.90%, 10/01/27	738	800
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	1,585	1,590
NuStar Logistics, L.P.
5.75%, 10/01/25	352	379
Occidental Petroleum Corporation
3.50%, 06/15/25 - 08/15/29	5,241	5,340
4.30%, 08/15/39	549	543
4.40%, 08/15/49	602	591
Petróleos Mexicanos
2.29%, 02/15/24	652	655
Qatar Petroleum
2.25%, 07/12/31 (a)	4,459	4,411
3.13%, 07/12/41 (a)	3,355	3,358
Rattler Midstream LP
5.63%, 07/15/25 (a)	434	452
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	1,241	1,408
4.20%, 03/15/28	8,844	9,858
4.50%, 05/15/30	2,300	2,653
Santos Finance Ltd
3.65%, 04/29/31 (a)	5,179	5,266
Targa Resource Corporation
5.50%, 03/01/30	4,750	5,195
4.88%, 02/01/31	1,747	1,884
Transocean Pontus Limited
6.13%, 08/01/25 (a)	452	452
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	1,026	1,024
Transocean Proteus Limited
6.25%, 12/01/24 (a)	2,039	2,037
		107,976
Health Care 5.1%
AbbVie Inc.
3.20%, 11/21/29	3,685	3,970
4.50%, 05/14/35	2,000	2,386
Amgen Inc.
3.15%, 02/21/40	2,169	2,213
Ascension Health
2.53%, 11/15/29	1,248	1,308
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	333	338
8.50%, 01/31/27 (a)	595	635
5.75%, 08/15/27 (a)	2,085	2,188
7.00%, 01/15/28 (a)	186	191
4.88%, 06/01/28 (a)	802	832
Baylor Scott & White Holdings
2.84%, 11/15/50	1,922	1,897
Centene Corporation
4.63%, 12/15/29	2,153	2,346
3.38%, 02/15/30	6,920	7,164
3.00%, 10/15/30	5,575	5,714
Cigna Holding Company
3.40%, 03/01/27	2,845	3,105
4.38%, 10/15/28	3,000	3,457
4.80%, 08/15/38	705	861
CVS Health Corporation
4.30%, 03/25/28	537	612
4.78%, 03/25/38	9,214	11,263
HCA Inc.
5.38%, 02/01/25	3,575	3,994
Indiana University Health, Inc.
2.85%, 11/01/51	1,765	1,794
Indigo Merger Sub Inc
2.88%, 07/15/26 (a)	1,557	1,578
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (a)	798	827
McKesson Corporation
1.30%, 08/15/26 (h)	6,595	6,542
Mylan Inc
5.20%, 04/15/48	764	937
Northwestern Memorial HealthCare
2.63%, 07/15/51	1,928	1,850
Organon Finance 1 LLC
4.13%, 04/30/28 (a)	3,119	3,182
Piedmont Healthcare, Inc.
2.04%, 01/01/32	1,473	1,447
Providence St. Joseph Health
2.53%, 10/01/29	1,545	1,608
Royalty Pharma PLC
3.30%, 09/02/40	2,881	2,869
Smith & Nephew PLC
2.03%, 10/14/30	2,478	2,415
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	1,995	2,151
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	4,500	4,657
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	407	398
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	4,985	4,954
2.65%, 01/15/32 (a)	1,627	1,612
Upjohn Inc.
3.85%, 06/22/40 (a)	8,157	8,749
		102,044
Communication Services 4.6%
AT&T Inc.
4.35%, 03/01/29	1,250	1,432
5.25%, 03/01/37	4,099	5,082
4.90%, 08/15/37	598	727
4.30%, 12/15/42	4,555	5,118
3.10%, 02/01/43	4,012	3,847
CCO Holdings, LLC
4.75%, 03/01/30 (a)	13,153	13,750
Charter Communications Operating, LLC
4.91%, 07/23/25	3,890	4,375
4.20%, 03/15/28	1,000	1,117
5.38%, 04/01/38	1,820	2,199
6.83%, 10/23/55	1,230	1,800
Comcast Corporation
3.75%, 04/01/40	971	1,090
3.40%, 07/15/46	1,950	2,057
2.89%, 11/01/51 (a)	2,635	2,524
CSC Holdings, LLC
6.50%, 02/01/29 (a)	4,080	4,419
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	1,274	1,330
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,715	1,888
TEGNA Inc.
4.75%, 03/15/26 (a)	1,127	1,178
The Walt Disney Company
4.63%, 03/23/40	2,800	3,515
T-Mobile USA, Inc.
2.63%, 04/15/26	10,958	11,197
Verizon Communications Inc.
2.10%, 03/22/28	5,335	5,414
4.33%, 09/21/28	4,000	4,598
2.55%, 03/21/31	1,780	1,802
3.40%, 03/22/41	2,349	2,457
Vodafone Group Public Limited Company
5.00%, 05/30/38	4,290	5,359
VTR Comunicaciones SpA
5.13%, 01/15/28 (a)	1,556	1,650

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
VTR Finance B.V.
6.38%, 07/15/28 (a)	774	834
		90,759
Consumer Discretionary 4.4%
Adient US LLC
9.00%, 04/15/25 (a)	1,006	1,091
Amazon.com, Inc.
2.10%, 05/12/31	3,960	4,011
2.88%, 05/12/41	2,970	3,057
3.10%, 05/12/51	2,970	3,126
Booking Holdings Inc.
4.63%, 04/13/30	5,710	6,791
Carnival Corporation
11.50%, 04/01/23 (a)	5,140	5,739
4.00%, 08/01/28 (a)	1,777	1,796
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	2,235	2,331
Ford Motor Company
8.50%, 04/21/23	902	992
9.00%, 04/22/25	908	1,092
General Motors Company
6.13%, 10/01/25	1,496	1,753
6.80%, 10/01/27	2,088	2,608
GLP Financing, LLC
5.75%, 06/01/28	343	403
5.30%, 01/15/29	2,975	3,447
Hanesbrands Inc.
5.38%, 05/15/25 (a)	4,761	4,987
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	898	940
5.75%, 05/01/28 (a)	898	967
Hyatt Hotels Corporation
1.30%, 10/01/23 (h)	2,692	2,696
5.38%, 04/23/25 (h)	1,203	1,344
International Game Technology PLC
4.13%, 04/15/26 (a)	783	814
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,184	1,153
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (h)	299	375
Marriott International, Inc.
3.75%, 03/15/25	2,400	2,570
5.75%, 05/01/25 (h)	180	206
Mattel, Inc.
3.38%, 04/01/26 (a)	2,573	2,653
Meritage Homes Corporation
3.88%, 04/15/29 (a)	2,811	2,951
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	1,011	1,100
Newell Brands Inc.
4.88%, 06/01/25	1,308	1,444
NIKE, Inc.
3.25%, 03/27/40	2,068	2,260
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	1,826	1,897
NVR, Inc.
3.00%, 05/15/30	4,403	4,600
Resorts World Las Vegas LLC
4.63%, 04/06/31 (a)	2,100	2,111
Restaurant Brands International Limited Partnership
3.50%, 02/15/29 (a)	1,350	1,337
Ross Stores, Inc.
4.60%, 04/15/25	3,207	3,578
1.88%, 04/15/31	2,493	2,406
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	385	439
Sands China Ltd.
2.30%, 03/08/27 (a) (d) (h)	3,453	3,333
The Gap, Inc.
3.63%, 10/01/29 (a)	948	950
The Home Depot, Inc.
3.35%, 04/15/50	2,047	2,215
		87,563
Utilities 3.6%
Arizona Public Service Company
2.20%, 12/15/31	2,985	2,951
Commonwealth Edison Company
3.75%, 08/15/47	3,682	4,190
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	2,293	2,622
DPL Inc.
4.13%, 07/01/25	2,344	2,511
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (a)	1,984	1,962
Enel Finance International N.V.
2.25%, 07/12/31 (a)	3,868	3,815
Enel S.p.A
8.75%, 09/24/73 (a) (i)	1,472	1,681
Exelon Corporation
5.10%, 06/15/45	2,206	2,894
FirstEnergy Corp.
4.40%, 07/15/27 (h) (j)	2,442	2,667
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43	1,071	1,113
Nevada Power Company
3.70%, 05/01/29	4,956	5,543
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	2,490	2,640
Pacific Gas And Electric Company
3.30%, 12/01/27	2,305	2,371
4.50%, 07/01/40	6,393	6,540
Public Service Company of Oklahoma
2.20%, 08/15/31 (d)	4,100	4,049
San Diego Gas & Electric Company
1.70%, 10/01/30	2,468	2,376
2.95%, 08/15/51	2,030	2,017
Southern California Edison Company
4.13%, 03/01/48	1,251	1,368
3.65%, 02/01/50	2,827	2,899
Tampa Electric Company
3.45%, 03/15/51	3,089	3,318
The AES Corporation
3.30%, 07/15/25 (a)	3,790	4,027
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,718	1,804
3.70%, 01/30/27 (a)	4,865	5,125
		70,483
Consumer Staples 3.3%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	7,500	9,066
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	4,301	5,562
Archer-Daniels-Midland Company
3.25%, 03/27/30	1,959	2,144
2.70%, 09/15/51	2,000	1,952
Ashtead Capital, Inc.
4.25%, 11/01/29 (a)	1,698	1,865
BAT Capital Corp.
2.26%, 03/25/28	4,103	4,076
4.39%, 08/15/37	1,000	1,070
Jaguar Holding Company II
4.63%, 06/15/25 (a)	481	502
5.00%, 06/15/28 (a)	481	518
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (a)	1,399	1,428
JBS Investments II GmbH
7.00%, 01/15/26 (a)	1,793	1,874
5.75%, 01/15/28 (a)	1,250	1,314
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	1,500	1,626
JBS USA Food Company
6.50%, 04/15/29 (a)	2,809	3,134
5.50%, 01/15/30 (a)	2,540	2,826
Kraft Heinz Foods Company
3.88%, 05/15/27	3,474	3,790
4.63%, 10/01/39	561	655

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Mars, Incorporated
0.88%, 07/16/26 (a)	1,805	1,769
3.74%, 10/11/27 (e) (g)	1,200	1,305
2.38%, 07/16/40 (a)	2,320	2,211
3.95%, 04/01/49 (a)	3,930	4,667
Northwestern University
2.64%, 12/01/50	1,088	1,089
PepsiCo, Inc.
3.38%, 07/29/49	1,900	2,093
Pilgrim's Pride Corporation
3.50%, 03/01/32 (a)	2,963	3,014
Safeway Inc.
3.50%, 02/15/23 (a)	5,135	5,253
United Rentals (North America), Inc.
3.75%, 01/15/32	1,023	1,035
		65,838
Industrials 2.5%
Air Canada
3.88%, 08/15/26 (a)	1,198	1,210
Aircastle Limited
5.25%, 08/11/25 (a)	3,345	3,722
American Airlines, Inc.
5.50%, 04/20/26 (a)	1,073	1,128
5.75%, 04/20/29 (a)	377	406
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (a)	3,096	3,233
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,575	4,177
Equifax Inc.
2.35%, 09/15/31	6,570	6,465
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 12/15/21) (b) (i)	11,410	11,149
3.45%, 05/01/27	855	937
3.63%, 05/01/30	1,969	2,189
Hillenbrand, Inc.
5.00%, 09/15/26 (h) (j)	439	491
Howmet Aerospace Inc.
6.88%, 05/01/25	106	124
Moog Inc.
4.25%, 12/15/27 (a)	1,047	1,082
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	1,964	1,886
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (a)	4,635	4,650
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	311	333
4.75%, 10/20/28 (a)	542	605
Stericycle, Inc.
3.88%, 01/15/29 (a)	709	713
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	2,004	2,060
4.63%, 04/15/29 (a)	1,230	1,272
United Rentals (North America), Inc.
3.88%, 11/15/27	1,283	1,344
		49,176
Information Technology 2.1%
Apple Inc.
1.40%, 08/05/28	3,204	3,154
2.38%, 02/08/41	1,600	1,539
2.65%, 02/08/51	3,742	3,598
2.70%, 08/05/51	6,670	6,428
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	600	615
Broadcom Inc.
3.47%, 04/15/34 (a)	5,549	5,734
Dell International L.L.C.
5.85%, 07/15/25 (h)	257	299
6.02%, 06/15/26 (h)	2,596	3,098
8.35%, 07/15/46 (h)	3,266	5,325
Microsoft Corporation
2.68%, 06/01/60	829	804
3.04%, 03/17/62	2,226	2,347
Oracle Corporation
2.88%, 03/25/31	4,868	5,006
3.65%, 03/25/41	2,772	2,871
		40,818
Materials 1.4%
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,250	1,341
4.88%, 05/14/25 (a)	790	883
5.63%, 04/01/30 (a)	2,200	2,655
2.63%, 09/10/30 (a)	921	913
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	3,564	3,860
5.20%, 09/17/30 (a)	2,686	2,906
Freeport-McMoRan Inc.
5.00%, 09/01/27	1,345	1,404
5.40%, 11/14/34	900	1,081
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (a)	4,498	4,545
Mercer International Inc.
5.13%, 02/01/29	942	961
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,880	5,126
4.25%, 05/15/29 (a)	1,284	1,284
Teck Resources Limited
3.90%, 07/15/30 (d)	998	1,081
		28,040
Real Estate 0.5%
Essential Properties, L.P.
2.95%, 07/15/31	2,703	2,709
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	2,172	2,175
2.70%, 07/15/31 (d)	3,000	3,032
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,825	1,906
		9,822
Total Corporate Bonds And Notes (cost $946,026)		980,495
GOVERNMENT AND AGENCY OBLIGATIONS 39.7%
Mortgage-Backed Securities 23.3%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 07/01/50	5,158	5,332
3.00%, 07/01/32 - 12/01/49	22,485	23,791
2.00%, 09/01/35 - 08/01/51	31,510	31,962
5.00%, 02/01/38 - 11/01/41	1,027	1,163
4.50%, 03/01/42 - 11/01/48	1,501	1,663
3.50%, 04/01/42 - 04/01/50	16,452	17,483
4.00%, 10/01/45 - 06/01/48	10,585	11,435
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 09/01/51	45,372	46,939
3.00%, 04/01/31 - 02/01/51	38,661	40,740
5.00%, 06/01/35 - 05/01/42	1,097	1,238
2.00%, 10/01/35 - 04/01/51	60,639	60,951
1.50%, 11/01/35	4,714	4,762
TBA, 1.50%, 11/15/35 - 11/15/51 (k)	25,285	24,823
TBA, 2.00%, 10/15/36 - 11/15/50 (k)	26,946	27,290
4.50%, 08/01/40 - 07/01/49	9,790	10,720
3.50%, 11/01/42 - 08/01/49	23,635	25,257
4.00%, 10/01/44 - 09/01/49	19,164	20,681
TBA, 2.50%, 11/15/51 (k)	6,078	6,255
Government National Mortgage Association
5.00%, 08/20/41	308	346
3.50%, 06/20/43 - 03/20/50	16,812	17,818
4.00%, 05/20/44 - 03/20/50	8,832	9,437
3.00%, 07/20/45 - 04/20/50	11,558	12,108
4.50%, 12/20/48 - 05/20/49	2,939	3,144
2.50%, 08/20/50 - 07/20/51	22,910	23,658
TBA, 2.00%, 11/15/50 (k)	17,650	17,864
TBA, 2.50%, 10/15/51 (k)	7,700	7,949
TBA, 3.00%, 11/15/51 (k)	5,730	5,977
		460,786
U.S. Treasury Note 12.2%
Treasury, United States Department of
0.13%, 12/15/23	14,600	14,532
1.50%, 10/31/24 - 08/15/26	44,631	45,855

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
1.38%, 01/31/25	12,600	12,919
2.13%, 05/15/25	4,321	4,542
0.25%, 07/31/25	20,280	19,893
2.88%, 07/31/25 - 08/15/28	6,286	6,890
2.25%, 11/15/25	28,531	30,180
0.38%, 12/31/25	25,290	24,784
0.75%, 04/30/26	10,755	10,674
0.88%, 09/30/26 - 11/15/30	27,980	26,844
0.63%, 03/31/27	7,500	7,321
1.25%, 06/30/28	38,040	37,957
		242,391
U.S. Treasury Bond 3.3%
Treasury, United States Department of
3.75%, 08/15/41	8,248	10,689
3.13%, 11/15/41	11,225	13,368
2.50%, 02/15/45 - 02/15/46	23,568	25,474
3.00%, 02/15/48	12,035	14,314
1.63%, 11/15/50	1,602	1,440
		65,285
Sovereign 0.4%
Banco de la Republica Oriental del Uruguay
4.38%, 01/23/31	2,816	3,249
Gobierno de la Republica de Chile
3.10%, 05/07/41	5,005	4,834
		8,083
U.S. Government Agency Obligations 0.3%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (l)	7,104	6,699
Municipal 0.2%
Dormitory Authority State of New York
3.19%, 02/15/43	3,055	3,256
Total Government And Agency Obligations (cost $779,269)		786,500
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.8%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	804	875
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	2,304	2,566
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	4,239	4,280
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	6,596	6,609
AmeriCredit Automobile Receivables Trust
Series 2019-A3-3, 2.06%, 05/18/22	2,567	2,582
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-A3-1, 2.97%, 11/20/23	367	367
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-A2-3, 0.42%, 11/18/22	3,961	3,964
Bank 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,468
Capital One Multi-Asset Execution Trust
Series 2021-A1-A1, 0.55%, 07/15/24	6,121	6,079
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	236	236
CarMax Auto Owner Trust 2019-2
Series 2019-A3-2, 2.68%, 12/15/22	2,520	2,553
CCG Receivables Trust
Series 2019-A2-2, 2.11%, 03/14/23	1,701	1,715
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22	1,414	1,431
CIM Trust
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (i)	6,134	6,203
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,698
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,982
CSMC Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (i)	710	720
Dell Equipment Finance Trust 2020-2
Series 2020-A2-2, 0.47%, 10/24/22	912	913
DLL Financial Services
Series 2021-A3-1A, 0.67%, 04/17/26	2,490	2,492
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	4,201	4,203
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	4,498	4,493
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	309	312
GM Financial Automobile Leasing Trust 2020-1
Series 2020-A3-1, 1.67%, 12/20/22	7,999	8,031
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A2A-3, 0.35%, 02/20/22	1,268	1,269
GM Financial Consumer Automobile Receivables Trust 2021-2
Series 2021-A3-2, 0.51%, 10/16/24	3,605	3,609
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	6,150	6,270
GreatAmerica Financial Services Corporation
Series 2018-A4-1, 2.83%, 06/17/24	216	217
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	643	655
Honda Auto Receivables Owner Trust
Series 2019-A3-3, 1.78%, 09/15/22	2,317	2,335
HPEFS Equipment Trust
Series 2019-A3-1A, 2.21%, 09/20/29	217	217
Hudson Yards Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	4,130	4,473
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	9,080	9,069
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (i)	874	883
J.P. Morgan Mortgage Trust
Series 2014-A1-5, REMIC, 2.89%, 10/25/26 (i)	528	534
Kubota Credit Owner Trust
Series 2021-A3-1A, 0.62%, 08/15/25	2,797	2,801
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	6,233	6,341
Mercedes-Benz Auto Lease Trust 2020-B
Series 2020-A3-B, 0.40%, 11/15/23	1,456	1,458
Mercedes-Benz Auto Lease Trust 2021-B
Series 2021-A2-B, 0.22%, 01/16/24	11,903	11,904
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27	1,788	1,840
Series 2017-A-1A, 2.42%, 12/20/34	556	571
Nissan Auto Receivables 2008-B Owner Trust
Series 2019-A3-B, 2.50%, 11/15/23	3,730	3,766
OPG Trust 2021-PORT
Series 2021-A-PORT, 0.00%, 10/15/23 (i)	5,650	5,603
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	3,469	3,469
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (i)	3,487	3,552
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 09/15/22	128	128
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,252	1,314
Series 2012-A-2, 4.00%, 10/29/24	1,111	1,172
Verizon Owner Trust 2019-C
Series 2019-A1A-C, 1.94%, 11/21/22	11,725	11,842
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (i)	1,371	1,484
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (i)	1,749	1,777
World Omni Select Auto Trust 2020-A
Series 2020-A2-A, 0.47%, 08/15/22	198	198
Total Non-U.S. Government Agency Asset-Backed Securities (cost $154,575)		155,523
SENIOR FLOATING RATE INSTRUMENTS 2.0%
Consumer Discretionary 0.6%
Adient US LLC
2021 Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 04/30/28 (i)	2,708	2,707

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Caesars Resort Collection, LLC
2020 Term Loan B1, 3.58%, (3 Month USD LIBOR + 3.50%), 06/19/25 (i)	2,384	2,385
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.83%, (1 Month USD LIBOR + 1.75%), 08/29/25 (i)	2,797	2,745
PCI Gaming Authority
Term Loan, 2.58%, (1 Month USD LIBOR + 2.50%), 05/15/26 (i)	2,899	2,887
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.75%), 04/29/26 (i)	1,323	1,320
		12,044
Industrials 0.5%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (i)	802	829
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (i)	788	791
Berry Global, Inc.
2021 Term Loan Z, 1.86%, (3 Month USD LIBOR + 1.75%), 07/01/26 (i)	4,124	4,098
Cimpress Public Limited Company
USD Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/29/28 (i)	1,207	1,207
Genesee & Wyoming Inc.
Term Loan, 2.15%, (3 Month USD LIBOR + 2.00%), 10/29/26 (i)	1,162	1,155
Hertz Corporation, (The)
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (i) (m)	349	350
2021 Term Loan C, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (i) (m)	66	66
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 01/21/26 (i)	979	979
		9,475
Communication Services 0.3%
CenturyLink, Inc.
2020 Term Loan B, 2.33%, (3 Month USD LIBOR + 2.25%), 03/15/27 (i)	2,167	2,141
CSC Holdings, LLC
2017 Term Loan B1, 2.33%, (1 Month USD LIBOR + 2.25%), 07/15/25 (i)	717	706
Diamond Sports Group, LLC
Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 08/24/26 (i)	774	481
DirecTV Financing, LLC
Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 07/22/27 (i)	1,211	1,211
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.59%, (3 Month USD LIBOR + 2.50%), 06/13/26 (i)	1,563	1,561
		6,100
Consumer Staples 0.3%
JBS USA Lux S.A.
2019 Term Loan B, 2.08%, (1 Month USD LIBOR + 2.00%), 04/27/26 (i)	5,053	5,028
Materials 0.2%
Sylvamo Corporation
Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 08/18/28 (i) (m)	2,971	2,960
Information Technology 0.1%
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (i)	2,415	2,415
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (1 Month USD LIBOR + 5.50%), 09/22/24 (i)	754	754
Total Senior Floating Rate Instruments (cost $39,008)		38,776
SHORT TERM INVESTMENTS 5.9%
Investment Companies 5.1%
JNL Government Money Market Fund, 0.01% (n) (o)	100,572	100,572
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 0.01% (n) (o)	16,091	16,091
Total Short Term Investments (cost $116,663)		116,663
Total Investments 104.9% (cost $2,035,541)		2,077,957
Other Derivative Instruments 0.0%		56
Other Assets and Liabilities, Net (4.9)%		(96,335)
Total Net Assets 100.0%		1,981,678

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $316,027 and 15.9% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Convertible security.

(d) All or a portion of the security was on loan as of September 30, 2021.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $90,552.

(l) The security is a direct debt of the agency and not collateralized by mortgages.

(m) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,305	0.1
Nordic Aviation Capital, 6.58%, 03/14/25	10/01/19	3,193	2,532	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/PPM America Total Return Fund — Restricted Securities (continued)
Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
	4,393	3,837	0.2

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	1,139	December 2021	151,307	160	(1,404)
United States 2 Year Note	199	January 2022	43,810	8	(19)
United States 5 Year Note	672	January 2022	82,872	61	(390)
United States Long Bond	467	December 2021	75,648	58	(1,292)
United States Ultra Bond	76	December 2021	14,844	(21)	(323)
				266	(3,428)
Short Contracts
United States 10 Year Ultra Bond	(1,160)	December 2021	(170,884)	(210)	2,394

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	976,658	3,837	980,495
Government And Agency Obligations	—	786,500	—	786,500
Non-U.S. Government Agency Asset-Backed Securities	—	155,523	—	155,523
Senior Floating Rate Instruments	—	38,776	—	38,776
Short Term Investments	116,663	—	—	116,663
	116,663	1,957,457	3,837	2,077,957
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,394	—	—	2,394
	2,394	—	—	2,394
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,428)	—	—	(3,428)
	(3,428)	—	—	(3,428)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.7%
Industrials 16.8%
AAR Corp. (a)	9	284
ABM Industries Incorporated	12	546
ACCO Brands Corporation	15	128
Acuity Brands, Inc.	8	1,358
ADT, Inc.	6	49
Aerojet Rocketdyne Holdings, Inc. (a)	9	414
Air Lease Corporation - Class A	19	765
Allegiant Travel Company (a)	2	456
Allison Systems, Inc.	31	1,091
Altra Industrial Motion Corp. (a)	7	379
AMERCO (a)	1	580
American Woodmark Corporation (a)	2	152
AO Smith Corp.	16	980
APi Group Corporation (a)	10	200
Apogee Enterprises, Inc. (a)	6	239
Applied Industrial Technologies, Inc.	5	452
Arcbest Corporation (a)	5	370
Arcosa, Inc.	8	378
Armstrong World Industries, Inc.	4	402
ASGN Incorporated (a)	6	627
Astec Industries, Inc. (a)	3	159
Atlas Air Worldwide Holdings, Inc. (a)	8	646
Avis Budget Group, Inc. (a)	21	2,398
Barnes Group Inc.	5	218
Beacon Roofing Supply, Inc. (a)	11	519
Boise Cascade Company	9	509
Brady Corp. - Class A	6	312
BrightView Holdings, Inc. (a)	7	106
Builders FirstSource, Inc. (a)	15	766
BWXT Government Group, Inc.	9	459
Carlisle Cos. Inc.	2	399
Clean Harbors Inc. (a)	6	623
Colfax Corp. (a)	17	800
Comfort Systems USA Inc.	5	360
Copart Inc. (a)	6	882
CoStar Group, Inc. (a)	8	654
Covanta Holding Corporation	22	444
Crane Co.	7	679
Curtiss-Wright Corp.	7	825
Deluxe Corp.	9	328
Donaldson Co. Inc.	13	730
Dycom Industries, Inc. (a)	6	462
EMCOR Group, Inc.	8	946
Encore Wire Corp. (a)	3	309
Enerpac Tool Group Corp. - Class A	2	32
EnerSys	6	457
EnPro Industries, Inc.	—	43
Equifax Inc.	6	1,545
Flowserve Corporation	24	818
Forward Air Corp. (a)	4	336
Franklin Electric Co. Inc. (a)	4	298
FTI Consulting Inc. (a)	5	637
Gates Industrial Corporation PLC (a)	5	74
GATX Corporation	6	532
Generac Holdings Inc. (a)	1	613
GMS Inc. (a)	7	303
Graco Inc.	11	753
GrafTech International Ltd.	12	123
Granite Construction Incorporated	11	418
Greenbrier Cos. Inc.	11	487
Griffon Corporation	2	49
Gxo Logistics Inc. (a)	6	480
Hawaiian Holdings, Inc. (a)	26	562
Heartland Express Inc. (a)	2	30
HEICO Corp.	4	481
Herc Holdings Inc.	3	524
Herman Miller Inc. (a)	13	489
Hexcel Corp. (a)	19	1,102
Hillenbrand Inc.	8	351
HNI Corp.	6	223
HUB Group Inc. - Class A (a)	7	449
Hubbell Inc.	7	1,211
Hyster-Yale Materials Handling Inc. - Class A	2	89
IAA Spinco Inc. (a)	2	126
IDEX Corporation	5	1,093
Ingersoll Rand Inc. (a)	8	414
Insperity, Inc.	2	268
ITT Industries Holdings, Inc.	10	832
JELD-WEN Holding, Inc. (a)	10	258
Kaman Corp.	4	155
KAR Auction Services, Inc. (a)	29	468
Kelly Services Inc. - Class A (a)	5	85
Kennametal Inc.	14	494
Kirby Corp. (a)	13	646
Knight-Swift Transportation Holdings Inc. - Class A	27	1,383
Korn Ferry	8	554
Landstar System Inc. (a)	6	888
Lennox International Inc.	3	783
Lincoln Electric Holdings Inc. (a)	8	984
Macquarie Infrastructure Corporation (a)	26	1,047
Masco Corporation	6	359
Masonite International Corporation (a)	4	413
MasTec Inc. (a)	9	787
Matson Intermodal - Paragon, Inc.	5	431
Matthews International Corp. - Class A (a)	4	145
Maxar Technologies Inc.	7	200
Meritor, Inc. (a)	13	287
Middleby Corp. (a)	5	773
Moog Inc. - Class A	3	252
MRC Global Inc. (a)	4	27
MSA Safety Inc.	2	314
MSC Industrial Direct Co. - Class A	9	741
Mueller Industries Inc.	7	295
Nordson Corp. (a)	4	869
Now, Inc. (a)	30	226
Nvent Electric Public Limited Company	31	988
Old Dominion Freight Line Inc. (a)	6	1,580
Oshkosh Corp.	12	1,274
Parsons Corporation (a)	3	117
Pentair Public Limited Company	20	1,488
Pitney Bowes Inc.	50	363
Primoris Services Corporation (a)	10	249
Regal-Beloit Corp.	7	1,006
Resideo Technologies, Inc. (a)	24	594
Rexnord Corporation	9	594
Rollins Inc.	8	294
Rush Enterprises Inc. - Class A (a)	6	292
Ryder System, Inc.	13	1,064
Saia, Inc. (a)	2	403
Schneider National, Inc. - Class B	15	334
Sensata Technologies Holding PLC (a)	18	1,003
Simpson Manufacturing Co. Inc.	4	481
SkyWest Inc. (a)	12	575
Spirit Airlines, Inc. (a)	27	703
SPX Flow, Inc.	1	73
Steelcase Inc. - Class A	19	241
Stericycle Inc. (a)	9	586
Teledyne Technologies Inc. (a)	3	1,439
Terex Corp.	13	566
Tetra Tech, Inc. (a)	4	667
Textainer Group Holdings Limited (a)	7	228
Timken Co.	11	730
Toro Co.	8	764
TransUnion	6	702
TriNet Group Inc. (a)	2	170
Trinity Industries Inc.	20	546
Tutor Perini Corp. (a)	10	128
Uber Technologies, Inc. (a)	4	161
UFP Industries, Inc. (a)	9	645
UniFirst Corp.	2	425
Univar Solutions Inc. (a)	34	809
Valmont Industries Inc.	3	623
Verisk Analytics, Inc. (a)	5	967
Wabash National Corp.	10	146
Wabtec Corp.	3	301
Watsco Inc.	4	982

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Watts Water Technologies Inc. - Class A	3	443
Werner Enterprises Inc. (a)	13	581
WESCO International, Inc. (a)	13	1,516
Woodward Governor Co. (a)	6	725
XPO Logistics, Inc. (a)	4	283
Xylem Inc.	12	1,543
		84,881
Financials 13.9%
Affiliated Managers Group, Inc.	8	1,136
American Equity Investment Life Holding Company	21	615
American Financial Group, Inc.	3	327
American National Group, Inc. (a)	1	231
Ameris Bancorp (a)	4	232
Ares Management Corporation - Class A	2	164
Artisan Partners Asset Management Inc. - Class A	6	291
Associated Banc-Corp	34	722
Assurant, Inc.	8	1,249
Atlantic Union Bank (a)	8	296
BancorpSouth Bank	15	434
Bank of Hawaii Corporation	6	482
Bank OZK (a)	18	760
BankUnited, Inc.	17	706
Banner Corporation (a)	5	281
BGC Partners, Inc. - Class A (a)	57	297
Blackstone Mortgage Trust, Inc. - Class A	23	697
BOK Financial Corporation (a)	5	416
Brighthouse Financial, Inc. (a)	19	868
Brightsphere Investment Group Inc.	8	198
BrightSpire Capital, Inc - Class A	12	111
Brown & Brown Inc.	17	944
Cadence Bancorporation - Class A	13	283
Cannae Holdings, Inc. (a)	2	75
Capitol Federal Financial (a)	19	213
Cathay General Bancorp (a)	10	425
CNO Financial Group, Inc.	28	669
Cohen & Steers, Inc.	2	184
Columbia Banking System Inc. (a)	9	351
Commerce Bancshares Inc. (a)	8	584
Community Bank System Inc.	5	334
Credit Acceptance Corp. (a)	1	642
Cullen/Frost Bankers Inc.	7	871
CVB Financial Corp. (a)	14	282
East West Bancorp, Inc.	16	1,222
Erie Indemnity Company - Class A (a)	2	282
Essent Group Ltd.	10	455
Evercore Inc. - Class A	6	840
FactSet Research Systems Inc.	1	581
Federated Investors, Inc. - Class B	18	582
First American Financial Corporation	21	1,416
First Citizens BancShares, Inc. - Class A (a)	1	463
First Financial Bancorp. (a)	12	272
First Hawaiian, Inc. (a)	24	703
First Horizon National Corporation	71	1,164
First Interstate BancSystem, Inc. - Class A (a)	5	216
First Midwest Bancorp, Inc. (a)	18	344
First Republic Bank	9	1,683
FirstCash, Inc. (a)	7	579
Flagstar Bancorp, Inc.	8	394
FNB Corp.	67	777
Fulton Financial Corp. (a)	29	451
Glacier Bancorp, Inc. (a)	8	433
Great Western Bancorp Inc.	11	350
Hancock Whitney Co. (a)	12	589
Hanover Insurance Group Inc.	6	773
Hilltop Holdings Inc.	10	333
Home BancShares, Inc. (a)	19	442
Hope Bancorp, Inc. (a)	24	349
Horace Mann Educators Corp.	5	219
Houlihan Lokey Inc. - Class A	4	354
Independence Holdings, LLC	15	809
Independent Bank Group, Inc. (a)	3	192
Interactive Brokers Group, Inc. - Class A (a)	2	97
International Bancshares Corporation (a)	6	244
Investors Bancorp, Inc. (a)	49	747
Janus Henderson Group PLC	32	1,319
Kemper Corp.	8	510
Ladder Capital Corp - Class A	27	301
LPL Financial Holdings Inc. (a)	9	1,385
MarketAxess Holdings Inc. (a)	1	279
Mercury General Corp.	6	313
MFA Financial, Inc.	134	611
MGIC Investment Corp.	66	981
Moelis & Company LLC - Class A	6	358
Morningstar Inc. (a)	1	278
MSCI Inc. - Class A	2	1,226
NASDAQ Inc. (a)	2	412
Nelnet, Inc. - Class A	2	146
New York Community Bancorp Inc. - Series A	112	1,440
Northwest Bancshares Inc. (a)	3	41
Old National Bancorp (a)	23	398
PacWest Bancorp (a)	26	1,194
PennyMac Financial Services, Inc.	3	202
People's United Financial Inc. (a)	86	1,505
Pinnacle Financial Partners, Inc. (a)	7	706
Primerica, Inc.	4	671
ProAssurance Corporation	8	193
Prosperity Bancshares Inc.	12	834
Radian Group Inc.	37	835
Renasant Corporation (a)	8	303
RLI Corp.	3	331
Rocket Companies, Inc. - Class A (a) (b)	2	26
SEI Investments Co. (a)	16	949
Selective Insurance Group Inc. (a)	7	498
Signature Bank	4	1,217
Simmons First National Corp. - Class A (a)	13	391
SLM Corporation	43	765
South State Corp. (a)	6	433
Sterling Bancorp	32	788
Stewart Information Services Corp.	6	354
Stifel Financial Corp.	10	710
SVB Financial Group (a)	2	1,369
Synovus Financial Corp.	22	980
Texas Capital Bancshares, Inc. (a)	7	398
TFS Financial Corporation (a)	4	77
The PRA Group, Inc. (a)	7	295
Tradeweb Markets Inc. - Class A (a)	3	219
Trustmark Corp. (a)	7	217
Two Harbors Investment Corp. (b)	112	713
Ubiquiti Inc.	—	70
UMB Financial Corp. (a)	5	447
Umpqua Holdings Corp.	45	912
United Bankshares Inc. (a)	15	534
United Community Banks, Inc. (a)	7	227
Valley National Bancorp (a)	53	707
Virtu Financial Inc. - Class A (a)	6	155
Voya Financial, Inc.	16	1,011
Walker & Dunlop, Inc.	3	390
Washington Federal Inc. (a)	14	465
Webster Financial Corp.	13	685
WesBanco Inc. (a)	7	242
Western Alliance Bancorp	6	632
White Mountains Insurance Group Ltd	1	570
Wintrust Financial Corporation	8	669
Zions Bancorp	10	600
		70,212
Consumer Discretionary 13.8%
Abercrombie & Fitch Co. - Class A (a)	26	993
Academy, Ltd. (a)	4	153
Acushnet Holdings Corp.	4	184
Adtalem Global Education Inc. (a)	12	456
Airbnb, Inc. - Class A (a)	—	24
American Axle & Manufacturing Holdings, Inc. (a)	52	461
American Eagle Outfitters, Inc.	42	1,075
Asbury Automotive Group, Inc. (a)	4	743
AutoZone, Inc. (a)	1	1,464
Big Lots, Inc.	11	494
Bloomin' Brands, Inc. (a)	23	576
Boyd Gaming Corporation (a)	7	471

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Bright Horizons Family Solutions Inc. (a)	3	449
Brinker International Inc. (a)	11	540
Brunswick Corp.	12	1,153
Buckle Inc.	7	278
Burlington Stores Inc. (a)	3	752
Callaway Golf Co. (a)	7	205
Carter's Inc.	10	992
Cheesecake Factory Inc. (a)	13	600
Childrens Place Retail Stores Inc. (a)	5	392
Churchill Downs Inc. (a)	3	662
Columbia Sportswear Co. (a)	5	437
Cornerstone Building Brands, Inc. (a)	8	110
Cracker Barrel Old Country Store, Inc. (a)	5	742
Dana Holding Corp.	34	751
Dave & Buster's Entertainment Inc. (a)	7	259
Deckers Outdoor Corp. (a)	2	852
Designer Brands Inc. - Class A (a)	42	580
Dillard's Inc. - Class A	2	383
Domino's Pizza, Inc.	3	1,579
Dorman Products Inc. (a)	3	303
Five Below, Inc. (a)	1	213
Fossil Group, Inc. (a)	17	206
GameStop Corp. - Class A (a)	7	1,255
Gentex Corp. (a)	41	1,343
Gentherm Incorporated (a)	3	275
G-III Apparel Group, Ltd. (a)	17	485
Gopro Inc. - Class A (a)	21	193
Graham Holdings Co. - Class B	1	391
Grand Canyon Education, Inc. (a)	5	397
Group 1 Automotive Inc.	6	1,044
Groupon, Inc. (a) (b)	12	268
Guess Inc.	18	368
H & R Block, Inc.	35	877
Hanesbrands Inc.	80	1,369
Harley-Davidson, Inc.	36	1,322
Helen of Troy Ltd (a)	3	582
Hilton Grand Vacations Inc. (a)	11	543
Houghton Mifflin Harcourt Company (a)	15	203
International Game Technology PLC	35	917
iRobot Corp. (a)	3	215
Jack in the Box Inc. (a)	6	607
KB Home	17	652
Kontoor Brands, Inc.	9	433
Laureate Education Inc. - Class A (a)	22	366
La-Z-Boy Inc.	10	336
LCI Industries	3	465
Leggett & Platt Inc.	23	1,039
Levi Strauss & Co. - Class A	6	140
Lithia Motors Inc. - Class A	3	878
M/I Homes, Inc. (a)	6	321
Marriott Vacations Worldwide Corporation	7	1,041
Mattel, Inc. (a)	60	1,116
MDC Holdings Inc.	10	469
Meritage Homes Corporation (a)	7	661
Monro Inc. (a)	2	105
Murphy USA Inc.	8	1,392
Office Depot, Inc. (a)	17	689
Ollie's Bargain Outlet Holdings Inc. (a) (b)	3	199
Papa John's International Inc. (a)	1	115
Penn National Gaming Inc. (a)	6	455
Polaris Industries Inc.	11	1,310
Pool Corporation (a)	1	640
PROG Holdings, Inc.	18	757
Red Rock Resorts, Inc. - Class A (a)	6	312
Sally Beauty Holdings, Inc. (a)	30	500
Scientific Games Corporation (a)	5	426
Seaworld Entertainment, Inc. (a)	5	291
Service Corp. International	14	833
Signet Jewelers Limited	20	1,591
Six Flags Operations Inc.	23	957
Skechers U.S.A. Inc. - Class A (a)	21	874
Sleep Number Corporation (a)	3	243
Sonic Automotive, Inc. - Class A	8	409
Steven Madden Ltd. (a)	15	603
Taylor Morrison Home II Corporation - Class A (a)	27	699
Tempur Sealy International, Inc.	12	569
Tenneco Inc. - Class A (a)	5	77
Terminix Global Hldgs Inc. (a)	10	415
Tesla Inc. (a)	—	332
Texas Roadhouse Inc. - Class A (a)	7	660
The Aaron's Company, Inc.	1	41
The Wendy's Company	36	786
Thor Industries Inc.	12	1,465
Toll Brothers Inc.	17	955
TopBuild Corp. (a)	2	507
TRI Pointe Homes, Inc. (a)	36	760
Tupperware Brands Corp. (a)	9	198
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	1,435
Under Armour Inc. - Class A (a)	37	750
Urban Outfitters Inc. (a)	22	646
Vail Resorts, Inc.	3	912
Vista Outdoor Inc. (a)	7	275
Visteon Corporation (a)	7	648
Williams-Sonoma Inc.	8	1,491
Winnebago Industries Inc.	3	231
Wolverine World Wide, Inc.	15	434
Wyndham Destinations, Inc.	17	942
Wyndham Hotels & Resorts, Inc.	9	670
Wynn Resorts Ltd. (a)	12	998
		69,700
Real Estate 13.0%
Acadia Realty Trust	17	341
Alexander & Baldwin, LLC	10	233
Alexandria Real Estate Equities, Inc.	2	442
American Campus Communities, Inc.	21	1,031
American Homes 4 Rent - Class A	20	750
Americold Realty Trust	8	222
Apartment Income REIT Corp.	24	1,188
Apartment Investment and Management Company - Class A (a)	5	37
Apollo Commercial Real Estate Finance, Inc.	30	442
Apple Hospitality REIT, Inc.	59	933
Brandywine Realty Trust	43	581
Brixmor Property Group Inc.	57	1,259
Camden Property Trust	9	1,391
Chimera Investment Corporation	67	1,001
Columbia Property Trust Inc.	25	467
CoreCivic, Inc. (a)	64	574
CoreSite Realty Corporation	2	218
Corporate Office Properties Trust	18	497
Cousins Properties Incorporated	18	688
CubeSmart	15	746
Cushman & Wakefield PLC (a)	13	242
Cyrusone LLC (a)	9	684
DiamondRock Hospitality Co. (a)	57	541
DigitalBridge Group, Inc. - Class A (a) (b)	122	736
Diversified Healthcare Trust (a)	39	131
Douglas Emmett, Inc.	21	678
Duke Realty Corp.	28	1,333
EastGroup Properties Inc.	2	347
Empire State Realty Trust Inc. - Class A	39	394
EPR Properties	16	805
Equity Commonwealth (a)	19	494
Equity Lifestyle Properties, Inc.	9	671
Extra Space Storage Inc.	8	1,302
Federal Realty Investment Trust	8	993
First Industrial Realty Trust, Inc.	9	480
Gaming and Leisure Properties, Inc. (a)	19	869
Global Net Lease Inc.	13	214
Healthcare Realty Trust Inc.	17	507
Healthcare Trust of America, Inc. - Class A	28	818
Highwoods Properties Inc.	18	774
Hudson Pacific Properties Inc.	27	720
Invesco Mortgage Capital Inc.	160	504
Invitation Homes Inc.	43	1,667
JBG Smith Properties	16	467
Kennedy-Wilson Holdings Inc.	14	284
Kilroy Realty Corporation	14	953
Kimco Realty Corporation	88	1,823
Kite Realty Naperville, LLC	16	329

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Lamar Advertising Co. - Class A (a)	9	1,073
Lexington Realty Trust	37	468
Life Storage Inc.	7	765
Macerich Co.	79	1,316
Mack-Cali Realty Corporation (a)	18	312
Medical Properties Trust, Inc.	53	1,069
MGM Growth Properties LLC - Class A	6	240
National Health Investors, Inc.	5	278
National Retail Properties, Inc.	19	804
New York Mortgage Trust Inc. (a)	88	375
Office Properties Income Trust (a)	6	160
Omega Healthcare Investors, Inc.	30	891
OUTFRONT Media Inc.	33	832
Paramount Group, Inc.	57	508
Pebblebrook Hotel Trust	37	825
PennyMac Mortgage Investment Trust	24	469
Physicians Realty Trust	26	455
Piedmont Office Realty Trust Inc. - Class A	24	414
PotlatchDeltic Corp. (a)	7	367
PS Business Parks, Inc.	2	296
Rayonier Inc.	14	483
Realogy Holdings Corp. (a)	46	802
Redwood Trust Inc.	36	467
Regency Centers Corp. (a)	22	1,471
Retail Opportunity Investments Corp. (a)	19	340
Retail Properties of America, Inc. - Class A	44	571
Rexford Industrial Realty, Inc.	5	268
RLJ III-EM Columbus Lessee, LLC	35	525
Ryman Hospitality Properties, Inc. (a)	6	543
Sabra Health Care REIT, Inc. (a)	38	561
SBA Communications Corporation (a)	1	427
Service Properties Trust (a)	38	426
SITE Centers Corp.	35	544
SL Green Realty Corp.	21	1,504
Spirit Realty Capital, Inc.	15	680
STAG Industrial, Inc.	12	473
Starwood Property Trust, Inc.	53	1,292
STORE Capital Corp.	21	668
Sun Communities Inc.	6	1,077
Sunstone Hotel Investors Inc. (a)	67	795
Tanger Factory Outlet Centers Inc.	29	480
The GEO Group, Inc. (a) (b)	87	650
The Howard Hughes Corporation (a)	5	396
UDR, Inc.	24	1,283
Uniti Group Inc. (a)	48	590
Urban Edge Properties	18	333
VICI Properties Inc.	44	1,251
W.P. Carey Inc.	18	1,301
Washington REIT	13	329
Xenia Hotels & Resorts Inc. (a)	20	347
		65,595
Information Technology 12.2%
ACI Worldwide, Inc. (a)	12	355
Advanced Energy Industries, Inc. (a)	2	216
Advanced Micro Devices, Inc. (a)	1	143
Akamai Technologies, Inc. (a)	4	383
Amkor Technology, Inc. (a)	13	327
ANSYS, Inc. (a)	3	1,098
Arista Networks, Inc. (a)	2	664
Aspen Technology, Inc. (a)	3	387
Autodesk, Inc. (a)	4	1,109
Avaya Holdings Corp. (a)	12	235
Belden Inc.	9	506
Benchmark Electronics, Inc.	6	162
Bentley Systems, Incorporated - Class B (a)	—	21
Black Knight, Inc. (a)	7	484
Booz Allen Hamilton Holding Corporation - Class A	11	905
Broadridge Financial Solutions, Inc.	8	1,365
Brooks Automation Inc. (a)	3	272
CACI International Inc. - Class A (a)	3	877
Cadence Design Systems Inc. (a)	2	306
CDK Global, Inc. (a)	20	841
Ciena Corp. (a)	18	929
Cirrus Logic Inc. (a)	11	866
Cloudera, Inc. (a)	11	174
CMC Materials Inc. (a)	2	196
Cognex Corp. (a)	7	532
Cognyte Software Ltd (a)	1	30
Coherent Inc. (a)	3	652
CommScope Holding Company, Inc. (a)	52	705
Concentrix Solutions Corporation (a)	3	506
Conduent Inc. (a)	46	304
Cree, Inc. (a)	8	673
CSG Systems International, Inc. (a)	4	213
Diodes Inc. (a)	4	403
Dolby Laboratories, Inc. - Class A	6	534
Dropbox, Inc. - Class A (a)	13	380
EchoStar Corp. - Class A (a)	12	314
Entegris, Inc. (a)	5	580
EPAM Systems, Inc. (a)	1	629
Euronet Worldwide Inc. (a)	4	516
Fair Isaac Corporation (a)	1	434
FireEye, Inc. (a)	12	207
First Solar, Inc. (a)	11	1,097
FleetCor Technologies Inc. (a)	6	1,480
Fortinet, Inc. (a)	3	855
Gartner Inc. (a)	3	1,008
Genpact Limited	21	989
Global Payments Inc.	2	345
GoDaddy Inc. - Class A (a)	5	349
Guidewire Software, Inc. (a)	2	292
II-VI Incorporated (a)	6	332
Infinera Corporation (a)	22	182
Insight Enterprises, Inc. (a)	6	574
InterDigital Communications, Inc. (a)	6	382
IPG Photonics Corporation (a)	3	399
Itron Inc. (a)	5	353
J2 Cloud Services, LLC (a)	5	646
Jack Henry & Associates Inc. (a)	6	945
KBR, Inc.	22	877
Keysight Technologies, Inc. (a)	7	1,231
Knowles Corporation (a)	17	324
Littelfuse Inc. (a)	2	552
Liveramp, Inc. (a)	9	429
Lumentum Holdings Inc. (a)	4	356
Manhattan Associates Inc. (a)	3	491
Mantech International Corp. - Class A (a)	4	318
Marvell Technology, Inc.	14	828
MAXIMUS Inc.	8	707
Methode Electronics Inc.	5	190
MKS Instruments, Inc. (a)	5	724
Monolithic Power Systems Inc. (a)	1	303
N-Able, Inc. (a)	3	34
National Instruments Corp. (a)	16	628
NCR Corporation (a)	26	1,023
NETGEAR, Inc. (a)	6	183
NetScout Systems, Inc. (a)	12	313
Nuance Communications, Inc. (a)	10	547
On Semiconductor Corporation (a)	12	530
OSI Systems Inc. (a)	2	214
Palo Alto Networks, Inc. (a)	1	678
PC Connection, Inc. (a)	2	81
Pegasystems Inc. (a)	1	187
Plantronics Inc. (a)	8	201
Plexus Corp. (a)	4	370
Power Integrations Inc. (a)	3	255
Progress Software Corp. (a)	5	252
PTC Inc. (a)	4	452
Pure Storage, Inc. - Class A (a)	13	338
Rackspace Technology, Inc. (a) (b)	3	39
Sabre Corporation (a)	77	907
Sanmina Corp. (a)	11	424
ScanSource Inc. (a)	—	17
Science Applications International Corp.	10	820
Semtech Corp. (a)	4	278
ServiceNow, Inc. (a)	1	574
Silicon Laboratories Inc. (a)	3	451
SolarWinds Corporation (a)	3	45
Splunk Inc. (a)	4	531

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Square, Inc. - Class A (a)	2	437
SS&C Technologies Holdings, Inc. (a)	14	999
Stratasys, Inc. (a)	9	186
Super Micro Computer, Inc. (a)	8	286
Synaptics Incorporated (a)	5	948
SYNNEX Corporation	6	602
Synopsys Inc. (a)	1	373
Teradata Corporation (a)	21	1,223
Teradyne Inc. (a)	11	1,149
Trimble Inc. (a)	17	1,385
TTM Technologies, Inc. (a)	31	384
Twilio Inc. - Class A (a)	1	361
Tyler Technologies Inc. (a)	1	405
Upstate Property Rentals, LLC (a)	2	227
Verint Systems Inc. (a)	1	67
VeriSign, Inc. (a)	4	745
ViaSat, Inc. (a)	11	597
Viavi Solutions Inc. (a)	15	237
Vishay Intertechnology Inc.	27	535
Wex, Inc. (a)	2	421
Workday, Inc. - Class A (a)	3	729
Xperi Holding Corporation (a)	11	202
Zebra Technologies Corp. - Class A (a)	2	921
		61,782
Health Care 8.0%
ABIOMED, Inc. (a)	1	273
Acadia Healthcare Company, Inc. (a)	10	656
Align Technology, Inc. (a)	1	896
Allscripts Healthcare Solutions, Inc. (a)	29	384
Alnylam Pharmaceuticals, Inc. (a)	2	425
Amedisys, Inc. (a)	1	201
AMN Healthcare Services, Inc. (a)	5	538
Avantor, Inc. (a)	7	290
BioMarin Pharmaceutical Inc. (a)	11	840
Bio-Rad Laboratories, Inc. - Class A (a)	1	874
Bio-Techne Corporation (a)	1	487
Bluebird Bio, Inc. (a)	10	196
Brookdale Senior Living Inc. (a)	48	303
Bruker Corp. (a)	7	525
Catalent Inc. (a)	4	544
Change Healthcare Inc. (a)	16	337
Charles River Laboratories International Inc. (a)	2	629
Chemed Corporation	1	552
Community Health Systems Inc. (a)	28	325
Cooper Cos. Inc.	3	1,083
Covetrus, Inc. (a)	15	276
DexCom Inc. (a)	1	331
Edwards Lifesciences Corporation (a)	3	377
Elanco Animal Health (a)	36	1,139
Emergent BioSolutions Inc. (a)	3	167
Encompass Health Corporation	10	732
Envista Holdings Corporation (a)	20	825
Exact Sciences Corporation (a)	2	202
Exelixis, Inc. (a)	15	317
Globus Medical Inc. - Class A (a)	4	326
Haemonetics Corp. (a)	5	334
Healthcare Services Group Inc. (a)	14	350
Hill-Rom Holdings Inc.	6	928
Hologic Inc. (a)	16	1,170
Horizon Therapeutics Public Limited Company (a)	3	357
ICU Medical, Inc. (a)	1	305
IDEXX Laboratories, Inc. (a)	—	251
Illumina, Inc. (a)	1	433
Incyte Corporation (a)	11	749
Integer Holdings Corporation (a)	3	235
Integra LifeSciences Holdings Corp. (a)	3	233
Ionis Pharmaceuticals Inc. (a)	8	280
LHC Group, Inc. (a)	2	287
LivaNova PLC (a)	3	273
Magellan Health Services Inc. (a)	7	618
Masimo Corp. (a)	2	443
Mednax, Inc. (a)	23	658
Mettler-Toledo International Inc. (a)	1	1,408
Moderna, Inc. (a)	1	441
Molina Healthcare, Inc. (a)	6	1,508
Myriad Genetics, Inc. (a)	14	460
National Healthcare Corp.	—	13
Nektar Therapeutics (a)	17	306
NuVasive Inc. (a)	4	237
OPKO Health, Inc. (a) (b)	52	190
Owens & Minor Inc.	17	542
Patterson Cos. Inc. (a)	23	703
PerkinElmer Inc.	6	1,039
PPD, Inc. (a)	3	146
Premier Healthcare Solutions, Inc. - Class A	14	525
ResMed Inc.	5	1,426
Royalty Pharma PLC - Class A (a)	3	122
Sarepta Therapeutics, Inc. (a)	3	261
Seagen Inc. (a)	2	384
Select Medical Holdings Corporation	11	403
Steris Limited	6	1,214
Syneos Health, Inc. - Class A (a)	7	608
Teleflex Incorporated	2	836
Tenet Healthcare Corporation (a)	17	1,142
United Therapeutics Corporation (a)	8	1,534
Veeva Systems Inc. - Class A (a)	1	298
Vertex Pharmaceuticals Incorporated (a)	1	162
Waters Corp. (a)	2	587
West Pharmaceutical Services Inc.	2	805
		40,254
Materials 6.5%
Albemarle Corporation	9	2,034
Allegheny Technologies Incorporated (a)	32	537
AptarGroup, Inc.	5	632
Arconic Corporation (a)	21	648
ARD Holdings S.A. - Class A	—	11
Ashland Global Holdings Inc.	11	1,011
Avery Dennison Corporation	8	1,569
Avient Corporation	13	608
Axalta Coating Systems Ltd. (a)	23	662
Ball Corporation	16	1,482
Berry Global Group, Inc. (a)	13	796
Cabot Corp.	9	469
Carpenter Technology Corp.	13	416
Commercial Metals Co.	29	870
Compass Minerals International, Inc.	6	359
Crown Holdings Inc.	8	834
Domtar Corp. (a)	22	1,201
Eagle Materials Inc.	5	665
Element Solutions, Inc.	24	510
FMC Corporation	9	796
Graphic Packaging Holding Company	60	1,137
Greif Inc. - Class A	5	336
H.B. Fuller Company	8	499
Hecla Mining Co.	52	283
Huntsman Corp.	34	1,002
Innospec Inc. (a)	3	278
Kaiser Aluminum Corporation (a)	3	360
Kraton Corporation (a)	6	277
Louisiana-Pacific Corp.	15	896
Minerals Technologies Inc.	4	283
NewMarket Corp.	1	356
O-I Glass, Inc. (a)	45	641
Olin Corporation	34	1,638
PQ Group Holdings Inc. (a)	6	71
Quaker Chemical Corp.	1	163
Reynolds Group Holdings Limited (a)	7	89
Royal Gold Inc. (a)	4	377
RPM International Inc.	12	965
Schnitzer Steel Industries Inc. - Class A (a)	6	254
Schweitzer-Mauduit International Inc.	5	169
Scotts Miracle-Gro Co.	4	523
Sealed Air Corporation	28	1,525
Sensient Technologies Corporation	6	501
Silgan Holdings Inc. (a)	12	464
Sonoco Products Co.	13	785
Stepan Co.	2	261
Summit Materials, Inc. - Class A (a)	15	493

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
The Chemours Company	30	877
Trinseo S.A.	10	536
Warrior Met Coal, Inc.	22	507
Worthington Industries Inc.	7	362
		33,018
Energy 4.8%
Antero Midstream Corporation	20	208
Antero Resources Corporation (a)	81	1,526
Apa Corp. (a)	9	190
Arch Resources, Inc. - Class A (a)	2	189
Archrock, Inc.	29	242
Cabot Oil & Gas Corp.	54	1,178
Callon Petroleum Company (a)	21	1,020
Centennial Resource Development, LLC - Class A (a)	98	658
ChampionX Corporation (a)	20	447
Cheniere Energy, Inc.	7	717
Cimarex Energy Co.	13	1,177
CNX Resources Corporation (a)	61	768
CVR Energy, Inc. (a)	17	282
Delek US Holdings, Inc. (a)	34	610
Devon Energy Corporation	46	1,636
Dril-Quip Inc. (a)	7	174
EQT Corporation (a)	76	1,546
Equitrans Midstream Corp.	62	626
Green Plains Renewable Energy Inc. (a)	10	332
Helix Energy Solutions Group, Inc. (a)	14	54
Helmerich & Payne Inc.	35	969
Kosmos Energy Ltd. (a)	125	370
Magnolia Oil & Gas Corp. - Class A	21	370
Matador Resources Co.	8	321
Murphy Oil Corporation	56	1,409
Nabors Industries Ltd (a)	3	252
Oasis Petroleum Inc. (a)	6	605
Oceaneering International, Inc. (a)	33	440
Patterson-UTI Energy Inc. (a)	76	685
PDC Energy, Inc. (a)	17	820
Range Resources Corporation (a)	54	1,224
Reg Biofuels, LLC (a)	7	369
SM Energy Company	56	1,475
Southwestern Energy Co. (a)	109	603
Whiting Petroleum Corporation (a)	12	722
		24,214
Communication Services 4.4%
AMC Entertainment Holdings, Inc. - Class A (a) (b)	80	3,051
AMC Networks, Inc. - Class A (a)	12	559
ANGI Homeservices Inc. - Class A (a)	3	34
Cable One, Inc.	—	341
Cinemark Holdings, Inc. (a)	44	836
Clear Channel Outdoor Holdings, Inc. (a)	80	217
Gray Television, Inc.	15	342
iHeartMedia, Inc. - Class A (a)	18	444
Interpublic Group of Cos. Inc.	55	2,010
John Wiley & Sons Inc. - Class A	7	378
Liberty Broadband Corp. - Series C (a)	7	1,283
Liberty Latin America Ltd. - Class C (a)	31	410
Liberty Media Corporation - Series C (a)	17	888
Lions Gate Entertainment Corp. - Class A (a)	36	512
Live Nation Entertainment, Inc. (a)	6	517
Lyft, Inc. - Class A (a)	8	450
Madison Square Garden Entertainment Corp. - Class A (a)	3	236
Match Group Holdings II, LLC (a)	8	1,212
Meredith Corporation (a)	13	725
Netflix, Inc. (a)	1	406
New York Times Co. - Class A	8	395
Nexstar Media Group, Inc. - Class A (a)	5	743
Pinterest, Inc. - Class A (a)	6	298
Scholastic Corp. (a)	5	178
Sinclair Broadcast Group Inc. - Class A (a)	16	518
Sirius XM Holdings Inc. (a) (b)	14	86
Snap Inc. - Class A (a)	9	682
Take-Two Interactive Software Inc. (a)	5	762
TEGNA Inc.	35	693
Telephone & Data Systems Inc.	30	595
The Madison Square Garden Company - Class A (a)	2	298
TripAdvisor Inc. (a)	15	503
Twitter, Inc. (a)	6	369
US Cellular Corp. (a)	5	144
Yelp Inc. (a)	11	394
Zillow Group, Inc. - Class C (a)	5	426
Zynga Inc. - Class A (a)	65	489
		22,424
Consumer Staples 3.7%
B&G Foods, Inc. (b)	16	465
Boston Beer Co. Inc. - Class A (a)	—	179
Brown-Forman Corp. - Class B	11	760
Cal-Maine Foods Inc. (a)	9	332
Casey's General Stores Inc. (a)	6	1,067
Central Garden & Pet Co. - Class A (a)	6	275
Darling Ingredients Inc. (a)	12	892
Del Monte Fresh Produce Company	5	153
Edgewell Personal Care Colombia S A S	13	490
Flowers Foods Inc.	32	750
Hain Celestial Group Inc. (a)	11	477
Herbalife Nutrition Ltd. (a)	8	339
Ingles Markets Inc. - Class A (a)	3	206
J&J Snack Foods Corp. (a)	2	285
Lamb Weston Holdings Inc.	7	437
Lancaster Colony Corp. (a)	2	346
McCormick & Co. Inc.	16	1,318
National Beverage Corp. (a)	2	122
Nomad Foods Limited (a)	18	483
Nu Skin Enterprises, Inc. - Class A	12	466
Performance Food Group, Inc. (a)	29	1,340
Post Holdings, Inc. (a)	8	838
PriceSmart Inc. (a)	4	279
Rite Aid Corporation (a)	45	643
Sanderson Farms Inc. (a)	6	1,071
Seaboard Corp.	—	127
Spectrum Brands Legacy, Inc.	7	653
Sprouts Farmers Market, Inc. (a)	38	880
The Andersons, Inc. (a)	4	121
Treehouse Foods, Inc. (a)	15	602
United Natural Foods Inc. (a)	29	1,396
Universal Corp.	4	192
USANA Health Sciences, Inc. (a)	2	229
Vector Group Ltd.	21	267
Weis Markets Inc.	3	142
		18,622
Utilities 2.6%
ALLETE, Inc.	8	480
Atmos Energy Corporation	16	1,392
Avista Corporation	12	453
Black Hills Corporation	10	629
Clearway Energy, Inc. - Class C	12	372
Essential Utilities, Inc.	17	784
Hawaiian Electric Industries Inc.	13	543
IDACORP Inc.	7	727
MDU Resources Group Inc.	30	896
National Fuel Gas Company	13	671
New Jersey Resources Corp.	14	476
NorthWestern Corp. (a)	9	494
NRG Energy, Inc.	8	342
OGE Energy Corp.	34	1,123
One Gas, Inc.	8	493
Ormat Technologies Inc.	4	258
Otter Tail Corp. (a)	1	41
PNM Resources, Inc.	12	596
Portland General Electric Co.	19	875
South Jersey Industries Inc.	19	395
Southwest Gas Corp.	10	682
Spire, Inc.	9	533
		13,255
Total Common Stocks (cost $410,749)		503,957

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	5,680	5,680
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (c) (d)	1,334	1,334
Total Short Term Investments (cost $7,014)		7,014
Total Investments 101.1% (cost $417,763)		510,971
Other Derivative Instruments (0.0)%		(32)
Other Assets and Liabilities, Net (1.1)%		(5,418)
Total Net Assets 100.0%		505,521

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	2	December 2021	221	(1)	(1)
S&P MidCap 400 Index	7	December 2021	1,845	(30)	(2)
				(31)	(3)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	503,957	—	—	503,957
Short Term Investments	7,014	—	—	7,014
	510,971	—	—	510,971
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
	(3)	—	—	(3)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.7%
Information Technology 14.6%
Accenture Public Limited Company - Class A	21	6,821
ADS Alliance Data Systems, Inc.	28	2,855
Akamai Technologies, Inc. (a)	2	210
Amdocs Limited	20	1,539
Amkor Technology, Inc. (a)	25	631
Amphenol Corporation - Class A	23	1,708
Analog Devices, Inc. (a)	29	4,913
ANSYS, Inc. (a)	4	1,482
Apple Inc. (a)	197	27,883
Applied Materials, Inc. (a)	106	13,601
Arista Networks, Inc. (a)	3	1,168
Arrow Electronics, Inc. (a)	22	2,460
Aspen Technology, Inc. (a)	2	228
Automatic Data Processing, Inc. (a)	27	5,400
Avnet, Inc. (a)	37	1,372
Belden Inc.	8	486
Black Knight, Inc. (a)	9	639
Booz Allen Hamilton Holding Corporation - Class A	36	2,835
Broadcom Inc. (a)	9	4,431
Broadridge Financial Solutions, Inc.	20	3,306
Brooks Automation Inc. (a)	4	386
CACI International Inc. - Class A (a)	4	985
Cadence Design Systems Inc. (a)	10	1,449
CDK Global, Inc. (a)	21	893
CDW Corp. (a)	10	1,810
Cirrus Logic Inc. (a)	7	573
Cisco Systems, Inc. (a)	383	20,823
Citrix Systems Inc. (a)	15	1,620
Coherent Inc. (a)	1	308
CommScope Holding Company, Inc. (a)	24	326
Conduent Inc. (a)	57	376
Corning Incorporated	194	7,088
Cree, Inc. (a)	5	375
Dell Technology Inc. - Class C (a)	9	968
Dolby Laboratories, Inc. - Class A	12	1,060
Dropbox, Inc. - Class A (a)	16	466
DXC Technology Company (a)	75	2,506
Entegris, Inc. (a)	8	1,039
EPAM Systems, Inc. (a)	3	1,824
F5 Networks, Inc. (a)	9	1,792
Fair Isaac Corporation (a)	2	754
Fidelity National Information Services, Inc.	4	437
Fiserv, Inc. (a)	5	498
Flex Ltd. (a)	70	1,232
Fortinet, Inc. (a)	8	2,338
Gartner Inc. (a)	7	2,031
Genpact Limited	47	2,248
Hewlett Packard Enterprise Company	432	6,157
HP Inc.	212	5,793
II-VI Incorporated (a)	6	332
Insight Enterprises, Inc. (a)	11	946
International Business Machines Corporation	217	30,163
Intuit Inc. (a)	16	8,450
J2 Cloud Services, LLC (a)	4	519
Jabil Inc.	32	1,855
Jack Henry & Associates Inc. (a)	13	2,098
Juniper Networks, Inc.	133	3,650
KBR, Inc.	38	1,490
Keysight Technologies, Inc. (a)	11	1,731
KLA-Tencor Corp. (a)	17	5,836
Lam Research Corp. (a)	14	7,830
Littelfuse Inc. (a)	2	423
Manhattan Associates Inc. (a)	8	1,207
Mantech International Corp. - Class A (a)	5	415
MasterCard Incorporated - Class A	15	5,311
MAXIMUS Inc.	15	1,235
Microchip Technology Incorporated (a)	10	1,589
Micron Technology, Inc. (a)	41	2,919
Monolithic Power Systems Inc. (a)	2	1,194
Motorola Solutions Inc.	32	7,327
NCR Corporation (a)	31	1,198
NetApp, Inc. (a)	30	2,694
NetScout Systems, Inc. (a)	17	466
NortonLifelock Inc. (a)	84	2,120
Nuance Communications, Inc. (a)	18	963
NVIDIA Corporation (a)	97	20,058
On Semiconductor Corporation (a)	15	709
Oracle Corporation	355	30,967
Palo Alto Networks, Inc. (a)	5	2,596
Paychex Inc. (a)	33	3,729
Paypal Holdings, Inc. (a)	42	10,932
Plexus Corp. (a)	4	398
Power Integrations Inc. (a)	3	313
PTC Inc. (a)	7	779
Qorvo, Inc. (a)	4	726
Qualcomm Incorporated (a)	94	12,108
Sabre Corporation (a)	82	969
Sanmina Corp. (a)	16	629
Skyworks Solutions, Inc. (a)	12	2,049
Square, Inc. - Class A (a)	23	5,437
Synaptics Incorporated (a)	8	1,443
SYNNEX Corporation	4	392
Teradata Corporation (a)	30	1,740
Teradyne Inc. (a)	22	2,350
Texas Instruments Incorporated (a)	82	15,777
The Western Union Company	61	1,243
Trimble Inc. (a)	13	1,091
Twilio Inc. - Class A (a)	9	2,935
Tyler Technologies Inc. (a)	1	482
VeriSign, Inc. (a)	3	684
Visa Inc. - Class A	38	8,498
Vishay Intertechnology Inc.	46	917
Western Digital Corporation (a)	40	2,270
Xerox Holdings Corporation (a)	40	806
Xilinx, Inc. (a)	22	3,388
Zebra Technologies Corp. - Class A (a)	3	1,669
		384,168
Consumer Discretionary 14.3%
Abercrombie & Fitch Co. - Class A (a)	51	1,937
Adient Public Limited Company (a)	41	1,681
Adtalem Global Education Inc. (a)	20	763
Advance Auto Parts, Inc.	5	1,071
American Axle & Manufacturing Holdings, Inc. (a)	78	689
American Eagle Outfitters, Inc. (b)	132	3,404
Aramark	15	499
Asbury Automotive Group, Inc. (a)	8	1,622
AutoNation, Inc. (a)	20	2,491
AutoZone, Inc. (a)	2	3,343
Bath & Body Works Direct, Inc.	97	6,144
Bed Bath & Beyond Inc. (a)	182	3,149
Best Buy Co., Inc.	80	8,453
Big Lots, Inc.	10	439
Bloomin' Brands, Inc. (a)	50	1,239
BorgWarner Inc.	10	444
Bright Horizons Family Solutions Inc. (a)	4	617
Brinker International Inc. (a)	45	2,192
Brunswick Corp.	15	1,420
Buckle Inc.	20	774
Burlington Stores Inc. (a)	7	1,910
Callaway Golf Co. (a)	9	253
Capri Holdings Limited (a)	6	310
Carnival Plc (a)	119	2,976
Carter's Inc.	17	1,623
Cheesecake Factory Inc. (a)	43	2,043
Childrens Place Retail Stores Inc. (a)	4	280
Chipotle Mexican Grill Inc. (a)	4	8,004
Churchill Downs Inc. (a)	6	1,418
Cracker Barrel Old Country Store, Inc. (a)	11	1,560
Dana Holding Corp.	43	947
Darden Restaurants Inc.	15	2,227
Dave & Buster's Entertainment Inc. (a)	7	286
Deckers Outdoor Corp. (a)	10	3,498
Designer Brands Inc. - Class A (a)	57	789
Dick's Sporting Goods Inc.	26	3,140
Dillard's Inc. - Class A	4	719

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Dollar Tree Inc. (a)	16	1,559
Domino's Pizza, Inc.	8	4,032
Dorman Products Inc. (a)	5	455
eBay Inc. (a)	168	11,730
Five Below, Inc. (a)	3	533
Foot Locker, Inc.	63	2,854
Ford Motor Company (a)	1,471	20,829
Fossil Group, Inc. (a)	23	272
GameStop Corp. - Class A (a)	8	1,408
Gap Inc.	177	4,012
General Motors Company (a)	438	23,063
Gentex Corp. (a)	44	1,436
Genuine Parts Co.	8	970
G-III Apparel Group, Ltd. (a)	21	601
Graham Holdings Co. - Class B	1	438
Grand Canyon Education, Inc. (a)	4	393
Group 1 Automotive Inc.	10	1,870
Guess Inc.	28	583
H & R Block, Inc.	78	1,952
Hanesbrands Inc.	100	1,720
Harley-Davidson, Inc.	29	1,057
Hasbro, Inc. (a)	9	828
Helen of Troy Ltd (a)	2	499
Hilton Grand Vacations Inc. (a)	16	775
Hilton Worldwide Holdings Inc. (a)	21	2,807
International Game Technology PLC	52	1,369
Jack in the Box Inc. (a)	16	1,537
Kohl's Corporation	77	3,624
Kontoor Brands, Inc.	23	1,140
Las Vegas Sands Corp. (a)	38	1,393
La-Z-Boy Inc.	14	464
Lear Corporation	14	2,120
Leggett & Platt Inc.	28	1,237
Lennar Corporation - Class A	11	1,052
Lithia Motors Inc. - Class A	5	1,626
LKQ Corporation (a)	9	447
Lowe`s Companies, Inc.	68	13,706
Macy's, Inc.	271	6,120
Marriott International, Inc. - Class A (a)	13	1,944
Marriott Vacations Worldwide Corporation	2	340
Mattel, Inc. (a)	18	339
McDonald's Corporation	82	19,751
MDC Holdings Inc.	19	889
Meritage Homes Corporation (a)	6	626
MGM Resorts International	15	640
Mohawk Industries Inc. (a)	2	340
Murphy USA Inc.	12	1,957
Newell Brands Inc.	26	577
NIKE, Inc. - Class B	104	15,082
Nordstrom Inc. (a)	64	1,703
Norwegian Cruise Line Holdings Ltd. (a)	14	366
NVR, Inc. (a)	—	2,392
Office Depot, Inc. (a)	19	767
O'Reilly Automotive, Inc. (a)	8	4,992
Penn National Gaming Inc. (a)	9	687
Penske Automotive Group, Inc.	10	1,051
Pool Corporation (a)	8	3,573
Pulte Homes Inc.	24	1,092
PVH Corp. (a)	8	793
Qurate Retail, Inc. - Series A (a)	154	1,568
Ralph Lauren Corp. - Class A	10	1,112
Red Rock Resorts, Inc. - Class A (a)	11	580
Ross Stores Inc. (a)	16	1,779
Sally Beauty Holdings, Inc. (a)	56	936
Scientific Games Corporation (a)	4	370
Seaworld Entertainment, Inc. (a)	29	1,589
Service Corp. International	29	1,741
Signet Jewelers Limited	31	2,425
Six Flags Operations Inc.	45	1,896
Skechers U.S.A. Inc. - Class A (a)	7	298
Sonic Automotive, Inc. - Class A	12	627
Starbucks Corporation (a)	154	16,962
Steven Madden Ltd. (a)	18	708
Tapestry Inc.	10	370
Taylor Morrison Home II Corporation - Class A (a)	18	452
Tempur Sealy International, Inc.	31	1,430
Terminix Global Hldgs Inc. (a)	13	541
Tesla Inc. (a)	28	22,016
Texas Roadhouse Inc. - Class A (a)	9	825
The Goodyear Tire & Rubber Company (a)	147	2,607
The Home Depot, Inc.	52	17,073
The Wendy's Company	115	2,492
Thor Industries Inc.	10	1,209
TJX Cos. Inc.	95	6,253
Toll Brothers Inc.	6	304
Tractor Supply Co. (a)	21	4,178
TRI Pointe Homes, Inc. (a)	18	382
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	1,522
Under Armour Inc. - Class A (a)	19	378
Urban Outfitters Inc. (a)	33	993
Vail Resorts, Inc.	8	2,515
VF Corp.	25	1,699
Vista Outdoor Inc. (a)	9	367
Visteon Corporation (a)	14	1,278
Whirlpool Corporation	16	3,349
Williams-Sonoma Inc.	39	6,871
Wyndham Hotels & Resorts, Inc.	7	545
Yum! Brands, Inc.	55	6,708
		375,714
Consumer Staples 13.0%
Altria Group, Inc.	242	11,034
Archer-Daniels-Midland Company	118	7,075
B&G Foods, Inc. (b)	28	824
Boston Beer Co. Inc. - Class A (a)	2	1,181
Brown-Forman Corp. - Class B	22	1,467
Bunge Limited	61	4,960
Cal-Maine Foods Inc. (a)	11	399
Campbell Soup Company	20	854
Casey's General Stores Inc. (a)	9	1,634
Central Garden & Pet Co. - Class A (a)	12	529
Church & Dwight Co. Inc.	25	2,076
Coca-Cola European Partners PLC (a)	17	958
Colgate-Palmolive Co.	86	6,514
ConAgra Brands Inc.	37	1,258
Constellation Brands, Inc. - Class A	9	1,806
Costco Wholesale Corporation (a)	45	20,392
Coty Inc. - Class A (a)	12	91
Darling Ingredients Inc. (a)	21	1,492
Dollar General Corporation	34	7,309
Edgewell Personal Care Colombia S A S	20	724
Estee Lauder Cos. Inc. - Class A	22	6,494
Flowers Foods Inc.	42	993
General Mills, Inc.	71	4,276
Hain Celestial Group Inc. (a)	20	837
Herbalife Nutrition Ltd. (a)	21	903
Hershey Co.	16	2,791
Hormel Foods Corp.	20	825
Ingredion Inc.	8	749
J&J Snack Foods Corp. (a)	3	386
JM Smucker Co.	14	1,715
Kellogg Co.	38	2,433
Keurig Dr Pepper Inc. (a)	44	1,491
Kimberly-Clark Corporation	32	4,251
Kraft Heinz Foods Company (a)	126	4,657
Lamb Weston Holdings Inc.	12	728
Lancaster Colony Corp. (a)	4	607
McCormick & Co. Inc.	19	1,522
Molson Coors Beverage Company - Class B	32	1,464
Mondelez International, Inc. - Class A (a)	86	5,013
Monster Beverage 1990 Corporation (a)	16	1,423
Nomad Foods Limited (a)	25	679
Nu Skin Enterprises, Inc. - Class A	20	799
PepsiCo, Inc. (a)	168	25,311
Performance Food Group, Inc. (a)	45	2,068
Philip Morris International Inc.	199	18,853
Post Holdings, Inc. (a)	6	655
PriceSmart Inc. (a)	4	313
Procter & Gamble Co. (a)	181	25,361
Rite Aid Corporation (a)	70	992

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Sanderson Farms Inc. (a)	8	1,532
Sprouts Farmers Market, Inc. (a)	69	1,606
Sysco Corp.	76	5,943
Target Corporation	145	33,133
The Clorox Company	12	1,915
The Coca-Cola Company	424	22,228
The Kroger Co.	351	14,198
Treehouse Foods, Inc. (a)	15	602
Tyson Foods Inc. - Class A	83	6,531
United Natural Foods Inc. (a)	40	1,953
US Foods Holding Corp. (a)	35	1,209
USANA Health Sciences, Inc. (a)	3	303
Vector Group Ltd.	22	277
Walgreens Boots Alliance, Inc. (a)	304	14,320
Walmart Inc.	316	44,073
		340,989
Health Care 12.9%
AbbVie Inc.	88	9,494
Acadia Healthcare Company, Inc. (a)	4	280
Agilent Technologies, Inc.	12	1,873
Align Technology, Inc. (a)	6	3,702
Amgen Inc. (a)	38	8,102
AMN Healthcare Services, Inc. (a)	7	860
Anthem, Inc.	23	8,473
Avantor, Inc. (a)	28	1,135
Baxter International Inc.	55	4,415
Becton, Dickinson and Company	8	1,931
Biogen Inc. (a)	10	2,934
Bio-Rad Laboratories, Inc. - Class A (a)	2	1,573
Bio-Techne Corporation (a)	2	1,087
Bristol-Myers Squibb Company	148	8,761
Brookdale Senior Living Inc. (a)	57	358
Bruker Corp. (a)	13	1,042
Cardinal Health, Inc.	91	4,492
Catalent Inc. (a)	5	611
Cerner Corp. (a)	18	1,240
Charles River Laboratories International Inc. (a)	3	1,248
Chemed Corporation	3	1,377
Community Health Systems Inc. (a)	31	358
Cooper Cos. Inc.	3	1,185
CVS Health Corporation	290	24,581
Danaher Corporation	52	15,804
DaVita Inc. (a)	30	3,447
Dentsply Sirona Inc.	27	1,550
Edwards Lifesciences Corporation (a)	22	2,471
Eli Lilly & Co.	71	16,512
Encompass Health Corporation	18	1,325
Envista Holdings Corporation (a)	8	344
Gilead Sciences, Inc. (a)	333	23,227
HCA Healthcare, Inc.	33	8,068
Healthcare Services Group Inc. (a)	24	596
Henry Schein Inc. (a)	15	1,131
Hill-Rom Holdings Inc.	5	814
Humana Inc.	7	2,807
IDEXX Laboratories, Inc. (a)	5	3,194
Illumina, Inc. (a)	5	2,090
Integra LifeSciences Holdings Corp. (a)	7	463
Intuitive Surgical, Inc. (a)	4	4,382
IQVIA Inc. (a)	7	1,677
Johnson & Johnson	197	31,752
Laboratory Corporation of America Holdings (a)	7	2,067
Magellan Health Services Inc. (a)	11	1,040
Masimo Corp. (a)	4	1,179
McKesson Corporation	37	7,394
Mednax, Inc. (a)	28	789
Merck & Co., Inc.	304	22,844
Mettler-Toledo International Inc. (a)	3	3,702
Moderna, Inc. (a)	20	7,880
Molina Healthcare, Inc. (a)	7	1,786
Myriad Genetics, Inc. (a)	26	825
Owens & Minor Inc.	40	1,240
Patterson Cos. Inc. (a)	31	919
PerkinElmer Inc.	7	1,190
Pfizer Inc.	801	34,445
PPD, Inc. (a)	6	267
Premier Healthcare Solutions, Inc. - Class A	13	522
Quest Diagnostics Incorporated	17	2,448
ResMed Inc.	24	6,393
Select Medical Holdings Corporation	23	850
Steris Limited	4	810
Teleflex Incorporated	3	972
Tenet Healthcare Corporation (a)	45	2,961
United Therapeutics Corporation (a)	15	2,836
UnitedHealth Group Incorporated	33	13,040
Universal Health Services Inc. - Class B	3	352
Waters Corp. (a)	5	1,939
West Pharmaceutical Services Inc.	7	2,847
Zoetis Inc. - Class A	10	2,005
		338,308
Financials 12.6%
Affiliated Managers Group, Inc.	12	1,844
AFLAC Incorporated	44	2,306
Alleghany Corporation (a)	—	276
Ally Financial Inc.	114	5,826
American Express Company (a)	22	3,602
American Financial Group, Inc.	2	296
American International Group, Inc.	202	11,095
Ameriprise Financial, Inc.	5	1,204
Annaly Capital Management, Inc.	207	1,743
AON Public Limited Company - Class A	8	2,223
Ares Management Corporation - Class A	11	827
Arthur J Gallagher & Co.	17	2,497
Artisan Partners Asset Management Inc. - Class A	12	593
Bank of America Corporation	266	11,279
Bank OZK (a)	6	257
Berkshire Hathaway Inc. - Class B (a)	65	17,738
BlackRock, Inc.	5	4,242
Blackstone Mortgage Trust, Inc. - Class A	26	798
Brighthouse Financial, Inc. (a)	30	1,352
Brightsphere Investment Group Inc.	12	316
Brown & Brown Inc.	25	1,363
Capital One Financial Corporation	122	19,807
Chubb Limited	41	7,143
Cincinnati Financial Corporation	6	634
CIT Group Inc.	34	1,772
Citigroup Inc.	352	24,734
Citizens Financial Group Inc.	16	737
CME Group Inc. - Class A (a)	27	5,167
CNO Financial Group, Inc.	43	1,024
Comerica Inc.	6	487
Cullen/Frost Bankers Inc.	3	373
Discover Financial Services	44	5,407
East West Bancorp, Inc.	8	592
Equitable Holdings, Inc.	15	438
Erie Indemnity Company - Class A (a)	2	335
Evercore Inc. - Class A	8	1,067
FactSet Research Systems Inc.	2	741
Federated Investors, Inc. - Class B	27	864
Fidelity National Financial, Inc. - Class A	35	1,573
Fifth Third Bancorp (a)	28	1,175
First American Financial Corporation	26	1,739
First Horizon National Corporation	29	478
First Republic Bank	10	1,950
FirstCash, Inc. (a)	7	598
Franklin Resources Inc.	130	3,869
Genworth Financial, Inc. - Class A (a)	250	936
Hanover Insurance Group Inc.	8	985
Houlihan Lokey Inc. - Class A	11	1,020
Huntington Bancshares Incorporated (a)	50	776
Intercontinental Exchange, Inc.	23	2,652
Invesco Ltd.	126	3,027
Janus Henderson Group PLC	9	386
Jefferies Financial Group Inc.	29	1,072
JPMorgan Chase & Co.	106	17,341
Kemper Corp.	5	358
KeyCorp	35	752
Ladder Capital Corp - Class A	24	265
Lincoln National Corporation	57	3,900

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Loews Corp.	41	2,215
LPL Financial Holdings Inc. (a)	20	3,133
M&T Bank Corporation	4	668
Markel Corporation (a)	—	306
MarketAxess Holdings Inc. (a)	2	774
Marsh & McLennan Companies, Inc.	37	5,636
Mercury General Corp.	12	664
MetLife, Inc.	87	5,399
MFA Financial, Inc.	171	781
MGIC Investment Corp.	37	549
Moelis & Company LLC - Class A	9	572
Moody's Corp.	4	1,310
Morgan Stanley	52	5,022
Morningstar Inc. (a)	5	1,219
MSCI Inc. - Class A	10	5,839
NASDAQ Inc. (a)	7	1,360
Navient Corporation (a)	87	1,719
New York Community Bancorp Inc. - Series A	67	861
Northern Trust Corp.	7	738
Old Republic International Corp.	31	724
PacWest Bancorp (a)	28	1,247
People's United Financial Inc. (a)	22	389
Pinnacle Financial Partners, Inc. (a)	4	357
Principal Financial Group, Inc. (a)	10	618
Progressive Corp.	33	3,019
Prudential Financial Inc.	72	7,609
Raymond James Financial Inc.	6	599
Regions Financial Corporation	35	755
RLI Corp.	6	560
S&P Global Inc.	6	2,549
Santander Consumer USA Holdings Inc.	21	876
SEI Investments Co. (a)	18	1,068
Signature Bank	3	848
SLM Corporation	21	378
State Street Corporation	11	955
Stewart Information Services Corp.	7	414
Stifel Financial Corp.	5	352
SVB Financial Group (a)	3	2,036
Synchrony Financial	50	2,468
Synovus Financial Corp.	7	321
T. Rowe Price Group, Inc. (a)	29	5,648
The Allstate Corporation	67	8,589
The Bank of New York Mellon Corporation (c)	28	1,435
The Blackstone Group Inc. - Class A	54	6,228
The Charles Schwab Corporation	56	4,097
The Goldman Sachs Group, Inc.	28	10,607
The Hartford Financial Services Group, Inc.	13	905
The PNC Financial Services Group, Inc.	16	3,116
The PRA Group, Inc. (a)	8	337
The Travelers Companies, Inc.	56	8,439
Tradeweb Markets Inc. - Class A (a)	6	475
Truist Financial Corporation	48	2,820
Two Harbors Investment Corp. (b)	209	1,325
U.S. Bancorp	51	3,021
Unum Group	52	1,301
Valley National Bancorp (a)	20	264
Voya Financial, Inc.	8	510
W. R. Berkley Corporation	4	257
Wells Fargo & Company	299	13,870
Western Alliance Bancorp	5	546
White Mountains Insurance Group Ltd	1	865
Willis Towers Watson Public Limited Company	6	1,440
Zions Bancorp	7	437
		331,290
Industrials 10.8%
3M Company	61	10,659
AAR Corp. (a)	10	319
ABM Industries Incorporated	22	981
Acuity Brands, Inc.	8	1,323
AECOM (a)	26	1,662
AGCO Corporation	21	2,543
Allegiant Travel Company (a)	3	612
Allison Systems, Inc.	29	1,018
AMERCO (a)	2	1,316
American Airlines Group Inc. (a)	100	2,053
AMETEK, Inc.	8	1,050
AO Smith Corp.	25	1,506
Apogee Enterprises, Inc. (a)	8	308
Applied Industrial Technologies, Inc.	3	310
Arcosa, Inc.	9	444
Armstrong World Industries, Inc.	7	714
ASGN Incorporated (a)	3	283
Atlas Air Worldwide Holdings, Inc. (a)	12	990
Avis Budget Group, Inc. (a)	76	8,877
Boise Cascade Company	16	846
Builders FirstSource, Inc. (a)	13	656
BWXT Government Group, Inc.	13	718
C.H. Robinson Worldwide, Inc. (a)	31	2,718
Carlisle Cos. Inc.	2	338
Carrier Global Corporation	34	1,764
Caterpillar Inc.	40	7,619
Cintas Corp. (a)	6	2,442
Copart Inc. (a)	23	3,159
Covanta Holding Corporation	36	718
Crane Co.	7	635
CSX Corp. (a)	209	6,228
Cummins Inc.	15	3,457
Curtiss-Wright Corp.	5	606
Deere & Company	11	3,521
Delta Air Lines, Inc. (a)	16	679
Deluxe Corp.	15	549
Donaldson Co. Inc.	14	788
Dover Corporation	5	803
Eaton Corporation Public Limited Company	15	2,235
EMCOR Group, Inc.	3	317
Emerson Electric Co.	76	7,138
Encore Wire Corp. (a)	6	572
Equifax Inc.	12	3,038
Expeditors International of Washington Inc. (a)	35	4,220
Fastenal Co. (a)	27	1,379
Fluor Corp. (a)	70	1,119
FTI Consulting Inc. (a)	10	1,337
GATX Corporation	7	661
Generac Holdings Inc. (a)	14	5,785
General Dynamics Corporation	9	1,677
General Electric Company	151	15,535
GMS Inc. (a)	8	366
Graco Inc.	14	955
Granite Construction Incorporated	16	631
Greenbrier Cos. Inc.	14	614
Hawaiian Holdings, Inc. (a)	47	1,023
Herman Miller Inc. (a)	16	613
Hexcel Corp. (a)	19	1,113
Hillenbrand Inc.	10	425
HNI Corp.	7	245
Honeywell International Inc. (a)	25	5,259
Howmet Aerospace Inc.	13	420
HUB Group Inc. - Class A (a)	10	711
Hubbell Inc.	2	402
Huntington Ingalls Industries Inc.	3	498
IDEX Corporation	5	971
IHS Markit Ltd.	29	3,418
Illinois Tool Works Inc.	18	3,661
Insperity, Inc.	3	384
ITT Industries Holdings, Inc.	8	692
Jacobs Engineering Group Inc.	19	2,458
JB Hunt Transport Services Inc. (a)	10	1,630
JetBlue Airways Corporation (a)	70	1,072
Johnson Controls International Public Limited Company	27	1,821
Kansas City Southern	4	969
KAR Auction Services, Inc. (a)	30	487
Knight-Swift Transportation Holdings Inc. - Class A	23	1,154
L3Harris Technologies, Inc.	18	3,922
Landstar System Inc. (a)	8	1,219
Lennox International Inc.	7	2,047
Lincoln Electric Holdings Inc. (a)	10	1,318
Lockheed Martin Corporation	28	9,515
Macquarie Infrastructure Corporation (a)	53	2,130

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
ManpowerGroup Inc.	18	1,966
Masco Corporation	5	288
Masonite International Corporation (a)	6	596
MasTec Inc. (a)	3	246
Meritor, Inc. (a)	16	331
Middleby Corp. (a)	5	826
Moog Inc. - Class A	3	234
MSC Industrial Direct Co. - Class A	18	1,480
Mueller Industries Inc.	9	350
Nielsen Holdings plc	24	465
Nordson Corp. (a)	4	1,046
Northrop Grumman Systems Corp.	15	5,497
Nvent Electric Public Limited Company	8	264
Old Dominion Freight Line Inc. (a)	9	2,682
Oshkosh Corp.	15	1,514
Otis Worldwide Corporation	25	2,033
Owens Corning Inc.	13	1,084
Parker-Hannifin Corporation	5	1,410
Pentair Public Limited Company	34	2,442
Pitney Bowes Inc.	42	301
Primoris Services Corporation (a)	8	203
Quanta Services, Inc.	38	4,332
Raytheon BBN Technologies Corp.	53	4,589
Regal-Beloit Corp.	3	439
Republic Services Inc.	13	1,590
Resideo Technologies, Inc. (a)	33	827
Rexnord Corporation	6	413
Robert Half International Inc.	20	2,013
Rockwell Automation Inc.	12	3,452
Rollins Inc.	23	822
Rush Enterprises Inc. - Class A (a)	6	275
Ryder System, Inc.	25	2,074
Saia, Inc. (a)	1	340
Schneider National, Inc. - Class B	12	271
SkyWest Inc. (a)	17	838
Snap-On Inc.	2	379
Southwest Airlines Co. (a)	14	704
Spirit Aerosystems Holdings Inc. - Class A	19	839
Steelcase Inc. - Class A	24	306
Stericycle Inc. (a)	11	753
Teledyne Technologies Inc. (a)	2	878
Terex Corp.	30	1,278
Tetra Tech, Inc. (a)	4	566
Textron Inc.	8	549
The Boeing Company (a)	44	9,636
Timken Co.	18	1,181
Toro Co.	19	1,895
TransDigm Group Inc. (a)	1	840
Trinity Industries Inc.	29	801
UFP Industries, Inc. (a)	16	1,063
Union Pacific Corporation	52	10,250
United Airlines Holdings, Inc. (a)	4	200
United Parcel Service Inc. - Class B	66	12,084
United Rentals Inc. (a)	3	1,005
Valmont Industries Inc.	2	542
Verisk Analytics, Inc. (a)	13	2,630
W. W. Grainger, Inc.	4	1,691
Waste Connections, Inc. (a)	9	1,140
Waste Management, Inc.	37	5,584
Watsco Inc.	7	1,964
Werner Enterprises Inc. (a)	22	981
WESCO International, Inc. (a)	16	1,806
XPO Logistics, Inc. (a)	4	296
Xylem Inc.	20	2,474
		284,216
Communication Services 7.1%
Activision Blizzard, Inc. (a)	13	992
Alphabet Inc. - Class A (a)	10	27,583
AMC Entertainment Holdings, Inc. - Class A (a) (b)	94	3,563
AMC Networks, Inc. - Class A (a)	19	892
AT&T Inc. (a)	490	13,241
Booking Holdings Inc. (a)	2	5,932
Cable One, Inc.	1	1,144
Charter Communications, Inc. - Class A (a)	7	5,443
Cinemark Holdings, Inc. (a)	44	848
Clear Channel Outdoor Holdings, Inc. (a)	110	297
Comcast Corporation - Class A (a)	440	24,632
Discovery, Inc. - Series A (a)	26	662
Electronic Arts Inc.	15	2,094
Expedia Group, Inc. (a)	5	855
Fox Corporation - Class A (a)	35	1,384
iHeartMedia, Inc. - Class A (a)	37	923
Interpublic Group of Cos. Inc.	90	3,288
John Wiley & Sons Inc. - Class A	14	720
Liberty Broadband Corp. - Series C (a)	8	1,441
Liberty Global PLC - Class C (a)	51	1,504
Liberty SiriusXM Group - Series C (a)	62	2,925
Live Nation Entertainment, Inc. (a)	8	725
Lumen Technologies Inc.	402	4,978
Lyft, Inc. - Class A (a)	14	766
Meredith Corporation (a)	10	531
New York Times Co. - Class A	10	500
News Corporation - Class A (a)	118	2,775
Nexstar Media Group, Inc. - Class A (a)	2	314
Omnicom Group Inc.	48	3,467
Pinterest, Inc. - Class A (a)	31	1,585
Sinclair Broadcast Group Inc. - Class A (a)	21	668
Snap Inc. - Class A (a)	67	4,947
Take-Two Interactive Software Inc. (a)	3	453
TEGNA Inc.	56	1,099
Telephone & Data Systems Inc.	50	970
The Madison Square Garden Company - Class A (a)	2	362
T-Mobile USA, Inc. (a)	9	1,203
TripAdvisor Inc. (a)	16	555
Twitter, Inc. (a)	30	1,839
Verizon Communications Inc.	402	21,731
ViacomCBS Inc. - Class B (a)	141	5,572
Walt Disney Co.	181	30,666
Yelp Inc. (a)	16	601
Zynga Inc. - Class A (a)	59	444
		187,114
Energy 6.3%
Antero Resources Corporation (a)	119	2,245
Archrock, Inc.	39	324
Baker Hughes, a GE Company, LLC - Class A	178	4,409
Cabot Oil & Gas Corp.	31	683
Centennial Resource Development, LLC - Class A (a)	71	477
Cheniere Energy, Inc.	13	1,291
Chevron Corporation	306	31,016
Cimarex Energy Co.	5	446
CNX Resources Corporation (a)	87	1,093
ConocoPhillips	131	8,890
Delek US Holdings, Inc. (a)	41	733
Devon Energy Corporation	97	3,449
Diamondback Energy, Inc.	7	674
EOG Resources, Inc.	23	1,827
Exxon Mobil Corporation	606	35,640
Green Plains Renewable Energy Inc. (a)	12	383
Halliburton Company	30	657
Helmerich & Payne Inc.	35	949
Hess Corporation	21	1,661
HollyFrontier Corp. (a)	103	3,416
Kinder Morgan, Inc.	141	2,354
Marathon Oil Corporation	224	3,061
Marathon Petroleum Corporation	208	12,885
Murphy Oil Corporation	59	1,472
NOV Inc. (a)	135	1,766
Oasis Petroleum Inc. (a)	9	896
Occidental Petroleum Corporation	142	4,188
Oceaneering International, Inc. (a)	39	526
ONEOK, Inc.	18	1,018
Patterson-UTI Energy Inc. (a)	90	814
PBF Energy Inc. - Class A (a)	51	661
Phillips 66	148	10,395
Pioneer Natural Resources Co.	9	1,516
Range Resources Corporation (a)	72	1,619
Reg Biofuels, LLC (a)	20	983

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Schlumberger Ltd.	111	3,298
SM Energy Company	68	1,785
Targa Resources Corp.	22	1,087
TechnipFMC PLC	74	559
The Williams Companies, Inc.	45	1,162
Transocean Ltd. (a) (b) (d)	275	1,044
Valero Energy Corporation	163	11,473
Whiting Petroleum Corporation (a)	17	997
World Fuel Services Corp.	16	552
		166,374
Real Estate 3.8%
Acadia Realty Trust	16	319
AGNC Investment Corp. (a)	78	1,230
Alexandria Real Estate Equities, Inc.	5	999
American Campus Communities, Inc.	14	662
American Homes 4 Rent - Class A	23	868
American Tower Corporation	9	2,387
Apollo Commercial Real Estate Finance, Inc.	36	538
Apple Hospitality REIT, Inc.	87	1,370
AvalonBay Communities, Inc.	5	1,073
Boston Properties Inc.	5	526
Brandywine Realty Trust	57	762
Brixmor Property Group Inc.	15	337
Camden Property Trust	18	2,607
CBRE Group, Inc. - Class A (a)	12	1,148
Chimera Investment Corporation	88	1,305
Columbia Property Trust Inc.	38	714
CoreCivic, Inc. (a)	71	631
Corporate Office Properties Trust	25	682
Cousins Properties Incorporated	14	536
Crown Castle International Corp.	15	2,668
CubeSmart	30	1,466
Cyrusone LLC (a)	9	662
DiamondRock Hospitality Co. (a)	36	336
Digital Realty Trust Inc.	8	1,217
DigitalBridge Group, Inc. - Class A (a) (b)	138	832
Douglas Emmett, Inc.	19	601
Duke Realty Corp.	40	1,904
EastGroup Properties Inc.	2	331
Empire State Realty Trust Inc. - Class A	34	341
EPR Properties	7	341
Equinix, Inc.	2	1,949
Equity Commonwealth (a)	23	593
Equity Lifestyle Properties, Inc.	10	794
Equity Residential	13	1,038
Essex Property Trust Inc.	2	714
Extra Space Storage Inc.	17	2,902
Federal Realty Investment Trust	13	1,568
First Industrial Realty Trust, Inc.	11	574
Gaming and Leisure Properties, Inc. (a)	34	1,553
Healthcare Realty Trust Inc.	17	508
Healthcare Trust of America, Inc. - Class A	32	935
Highwoods Properties Inc.	23	1,011
Host Hotels & Resorts, Inc. (a)	55	903
Hudson Pacific Properties Inc.	20	516
Invesco Mortgage Capital Inc. (b)	131	413
Invitation Homes Inc.	49	1,882
Iron Mountain Incorporated	26	1,146
Jones Lang LaSalle Incorporated (a)	2	422
Kilroy Realty Corporation	16	1,041
Kimco Realty Corporation	67	1,390
Kite Realty Naperville, LLC	24	488
Lamar Advertising Co. - Class A (a)	17	1,878
Lexington Realty Trust	50	642
Life Storage Inc.	13	1,473
Macerich Co.	72	1,211
Mack-Cali Realty Corporation (a)	22	379
Medical Properties Trust, Inc.	36	729
MGM Growth Properties LLC - Class A	7	267
Mid-America Apartment Communities, Inc.	4	741
New Residential Investment Corp.	47	520
New York Mortgage Trust Inc. (a)	113	482
Omega Healthcare Investors, Inc.	18	549
OUTFRONT Media Inc.	25	631
Paramount Group, Inc.	67	601
Park Hotels & Resorts Inc. (a)	55	1,046
PennyMac Mortgage Investment Trust	38	741
Physicians Realty Trust	31	548
Piedmont Office Realty Trust Inc. - Class A	32	558
ProLogis Inc.	13	1,676
PS Business Parks, Inc.	4	553
Public Storage	17	5,006
Rayonier Inc.	22	796
Realogy Holdings Corp. (a)	65	1,140
Redwood Trust Inc.	61	787
Regency Centers Corp. (a)	34	2,279
Retail Properties of America, Inc. - Class A	46	591
RLJ III-EM Columbus Lessee, LLC	53	785
Ryman Hospitality Properties, Inc. (a)	8	697
SBA Communications Corporation (a)	2	772
Service Properties Trust (a)	61	686
Simon Property Group, Inc.	32	4,112
SITE Centers Corp.	57	882
SL Green Realty Corp.	9	666
STAG Industrial, Inc.	10	389
Starwood Property Trust, Inc.	80	1,947
STORE Capital Corp.	19	597
Sun Communities Inc.	6	1,179
Sunstone Hotel Investors Inc. (a)	65	771
Tanger Factory Outlet Centers Inc.	23	378
The GEO Group, Inc. (a) (b)	51	377
UDR, Inc.	47	2,483
Ventas, Inc.	14	767
VEREIT, Inc.	8	342
VICI Properties Inc.	27	761
W.P. Carey Inc.	21	1,540
Washington REIT	12	285
Welltower Inc.	15	1,214
Xenia Hotels & Resorts Inc. (a)	21	369
		99,556
Materials 3.4%
Albemarle Corporation	7	1,564
Alcoa Corporation (a)	66	3,234
Allegheny Technologies Incorporated (a)	25	409
Amcor Plc	25	286
AptarGroup, Inc.	10	1,173
Arconic Corporation (a)	34	1,081
Avery Dennison Corporation	14	2,886
Avient Corporation	19	877
Axalta Coating Systems Ltd. (a)	19	558
Ball Corporation	20	1,842
Berry Global Group, Inc. (a)	8	517
Cabot Corp.	10	478
Carpenter Technology Corp.	16	516
Celanese Corp. - Class A	14	2,147
CF Industries Holdings Inc.	9	528
Commercial Metals Co.	43	1,321
Compass Minerals International, Inc.	7	425
Corteva, Inc.	45	1,911
Crown Holdings Inc.	24	2,438
Domtar Corp. (a)	38	2,068
Dow Inc.	29	1,676
DuPont de Nemours, Inc.	21	1,415
Eagle Materials Inc.	4	530
Eastman Chemical Co.	13	1,259
Ecolab Inc.	8	1,654
Freeport-McMoRan Inc. (a)	94	3,043
Graphic Packaging Holding Company	69	1,307
Greif Inc. - Class A	5	341
Huntsman Corp.	11	321
Innospec Inc. (a)	3	256
International Flavors & Fragrances Inc.	7	940
International Paper Company	14	793
Kaiser Aluminum Corporation (a)	4	425
Louisiana-Pacific Corp.	24	1,492
LyondellBasell Industries N.V. - Class A	80	7,543
Martin Marietta Materials Inc.	2	763
MOS Holdings Inc.	136	4,860

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
NewMarket Corp.	1	458
Newmont Corporation	25	1,368
Nucor Corporation	24	2,408
O-I Glass, Inc. (a)	52	748
Olin Corporation	63	3,037
Packaging Corporation of America	3	468
PPG Industries, Inc.	25	3,561
Reliance Steel & Aluminum Co.	18	2,579
RPM International Inc.	15	1,179
Scotts Miracle-Gro Co.	13	1,920
Sealed Air Corporation	26	1,422
Sensient Technologies Corporation	7	673
Sherwin-Williams Co.	13	3,731
Silgan Holdings Inc. (a)	19	715
Sonoco Products Co.	19	1,139
Steel Dynamics Inc. (a)	20	1,142
The Chemours Company	32	931
Trinseo S.A.	18	963
United States Steel Corporation	59	1,297
Vulcan Materials Co.	5	810
Warrior Met Coal, Inc.	37	866
Westrock Company, Inc.	73	3,656
Worthington Industries Inc.	9	454
		90,402
Utilities 0.9%
AVANGRID, Inc.	2	73
Avista Corporation	10	389
CenterPoint Energy, Inc.	20	496
DTE Energy Company	7	784
Duke Energy Corporation	27	2,647
Entergy Corporation	6	562
Evergy, Inc.	8	476
Exelon Corporation (a)	141	6,822
FirstEnergy Corp.	19	664
Hawaiian Electric Industries Inc.	21	854
MDU Resources Group Inc.	22	643
National Fuel Gas Company	12	617
NRG Energy, Inc.	20	822
Public Service Enterprise Group Inc.	18	1,070
The AES Corporation	159	3,620
The Southern Company	37	2,313
UGI Corp.	7	291
Vistra Energy Corp.	73	1,256
		24,399
Total Common Stocks (cost $2,137,383)		2,622,530
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.01% (c) (e)	10,455	10,455
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (c) (e)	9,126	9,126
Total Short Term Investments (cost $19,581)		19,581
Total Investments 100.4% (cost $2,156,964)		2,642,111
Other Derivative Instruments (0.0)%		(169)
Other Assets and Liabilities, Net (0.4)%		(10,263)
Total Net Assets 100.0%		2,631,679

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/RAFI Multi-Factor U.S. Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/25/19	1,383	1,044	—

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	46	December 2021	10,165	(118)	(281)
S&P MidCap 400 Index	12	December 2021	3,204	(50)	(44)
				(168)	(325)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,622,530	—	—	2,622,530
Short Term Investments	19,581	—	—	19,581
	2,642,111	—	—	2,642,111
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(325)	—	—	(325)
	(325)	—	—	(325)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 62.8%
Information Technology 13.8%
Accenture Public Limited Company - Class A	2	539
Advanced Micro Devices, Inc. (a)	12	1,191
Affirm Holdings, Inc. - Class A (a)	3	414
Amadeus IT Group SA (b)	5	326
Amphenol Corporation - Class A	5	377
Analog Devices, Inc. (a)	7	1,116
Apple Inc. (a)	57	8,076
Applied Materials, Inc. (a)	10	1,294
ASML Holding - ADR (a)	1	998
ASML Holding	2	1,723
Atlassian Corporation PLC - Class A (a)	1	356
Bill.Com Holdings Inc. (a)	1	275
Broadcom Inc. (a)	5	2,319
CDW Corp. (a)	1	131
Cisco Systems, Inc. (a)	10	559
Citrix Systems Inc. (a)	2	192
Cognizant Technology Solutions Corp. - Class A (a)	3	221
Coupa Software Incorporated (a)	1	157
CrowdStrike Holdings, Inc. - Class A (a)	—	83
Datadog, Inc. - Class A (a)	1	167
Delivery Hero SE (a) (b)	1	109
DocuSign, Inc. (a)	2	394
Entegris, Inc. (a)	—	26
Fidelity National Information Services, Inc.	4	515
Fiserv, Inc. (a)	17	1,853
FleetCor Technologies Inc. (a)	1	372
Fortinet, Inc. (a)	2	497
Global Payments Inc.	7	1,045
Hamamatsu Photonics KK	9	533
Intuit Inc. (a)	3	1,876
Keysight Technologies, Inc. (a)	—	44
KLA-Tencor Corp. (a)	1	347
Lam Research Corp. (a)	—	36
Largan Precision Co. Ltd.	2	156
Leidos Holdings Inc.	2	150
Marvell Technology, Inc.	5	278
MasterCard Incorporated - Class A	6	2,004
Microchip Technology Incorporated (a)	3	443
Micron Technology, Inc. (a)	2	142
Microsoft Corporation (a)	53	14,848
MongoDB, Inc. - Class A (a)	1	457
Monolithic Power Systems Inc. (a)	1	243
Motorola Solutions Inc.	1	223
Murata Manufacturing Co. Ltd.	9	785
NAVER Corp.	2	569
NEC Electronics Corp. (a)	27	338
NortonLifelock Inc. (a)	9	224
NTT Data Corp.	57	1,104
NVIDIA Corporation (a)	10	2,071
NXP Semiconductors N.V.	6	1,238
Omron Corp.	5	455
Paycom Software, Inc. (a)	—	76
Paypal Holdings, Inc. (a)	6	1,572
Qualcomm Incorporated (a)	8	1,024
Salesforce.Com, Inc. (a)	9	2,357
Samsung Electronics Co. Ltd.	23	1,391
SAP SE	6	859
ServiceNow, Inc. (a)	3	1,722
Snowflake Inc. - Class A (a)	—	131
Spotify Technology S.A. (a)	1	229
Square, Inc. - Class A (a)	3	638
SUMCO Corporation	1	12
Synopsys Inc. (a)	2	651
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2	238
Taiwan Semiconductor Manufacturing Co. Ltd.	106	2,188
TE Connectivity Ltd. (b)	1	123
Telefonaktiebolaget LM Ericsson - Class B (c)	83	932
Texas Instruments Incorporated (a)	7	1,426
Toast, Inc. - Class A (a)	—	15
Tokyo Electron Ltd.	2	711
Trimble Inc. (a)	1	92
Twilio Inc. - Class A (a)	—	127
VeriSign, Inc. (a)	1	172
Visa Inc. - Class A	17	3,754
Workday, Inc. - Class A (a)	1	183
Xilinx, Inc. (a)	2	361
Zoom Video Communications, Inc. - Class A (a)	3	746
		75,619
Financials 9.1%
AIA Group Limited	29	335
American International Group, Inc.	53	2,891
Assurant, Inc.	1	157
Australia & New Zealand Banking Group Ltd.	24	484
Aviva PLC	81	428
AXA SA	48	1,345
Bank of America Corporation	61	2,598
Berkshire Hathaway Inc. - Class B (a)	3	861
Bluescape Opportunities Acquisition Corp. (a)	1	9
BNP Paribas SA (c)	10	632
Bridgepoint Group PLC (a) (b)	48	327
Cboe Global Markets, Inc.	1	128
Challenger Financial Services Group Ltd.	48	216
Chubb Limited	8	1,427
Citigroup Inc.	12	870
Citizens Financial Group Inc.	4	210
Close Brothers Group PLC	9	192
CME Group Inc. - Class A (a)	2	331
DBS Group Holdings Ltd.	17	381
Direct Line Insurance Limited	83	322
DNB ASA (a)	53	1,211
Element Fleet Management Corp.	60	601
Equitable Holdings, Inc.	26	768
Erste Group Bank AG	11	502
Fifth Third Bancorp (a)	12	490
Housing Development Finance Corp.	13	479
Huntington Bancshares Incorporated (a)	26	399
Industrial & Infrastructure Fund Investment Corporation.	—	27
ING Groep N.V. (c)	80	1,165
Intercontinental Exchange, Inc.	2	262
Intesa Sanpaolo SpA	133	378
Invesco Ltd.	1	24
JPMorgan Chase & Co.	2	395
Julius Bar Gruppe AG - Class N	9	598
K.K.R. Co., Inc. - Class A	2	133
Lloyds Banking Group PLC	849	528
Macquarie Group Limited	4	565
MarketAxess Holdings Inc. (a)	—	69
Marsh & McLennan Companies, Inc.	3	496
MetLife, Inc.	14	887
Mitsubishi UFJ Financial Group Inc. (c)	81	474
Mitsubishi UFJ Lease & Finance Co. Ltd.	45	235
Morgan Stanley	40	3,846
MSCI Inc. - Class A	—	96
Muenchener Rueckversicherungs AG - Class N	5	1,356
National Bank of Canada	13	1,021
PICC Property & Casualty Co. Ltd. - Class H	454	441
Ping An Insurance (Group) Co of China Ltd - Class H	35	238
Progressive Corp.	1	52
RenaissanceRe Holdings Ltd	1	186
S&P Global Inc.	1	518
Sampo Oyj - Class A	19	949
Shopify Inc. - Class A (a)	—	504
Signature Bank	1	190
Standard Chartered PLC	35	206
State Street Corporation	1	116
Storebrand ASA	70	666
Sumitomo Mitsui Trust Holdings Inc.	10	341
Sun Life Financial Inc.	20	1,022
Svenska Handelsbanken AB - Class A	55	614
The Bank of New York Mellon Corporation	2	100
The Charles Schwab Corporation	33	2,436
The Goldman Sachs Group, Inc.	6	2,364
The Hartford Financial Services Group, Inc.	18	1,232

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
The PNC Financial Services Group, Inc.	2	346
The Travelers Companies, Inc.	3	522
Tokio Marine Holdings Inc.	15	793
Tradeweb Markets Inc. - Class A (a)	—	31
United Overseas Bank Ltd.	35	666
Voya Financial, Inc.	1	51
Wells Fargo & Company	72	3,320
XP Inc. - Class A (a)	4	170
Zurich Insurance Group AG - Class N	2	666
		49,889
Health Care 7.9%
Abbott Laboratories	5	554
AbbVie Inc.	11	1,218
Agilent Technologies, Inc.	9	1,393
Alcon AG	4	289
Align Technology, Inc. (a)	—	120
Amgen Inc. (a)	1	263
Anthem, Inc.	4	1,335
Astellas Pharma Inc.	77	1,264
AstraZeneca PLC - ADR (a)	48	2,867
Bausch Health Companies Inc. (a)	2	44
Bayer AG - Class N	14	775
Becton, Dickinson and Company	5	1,141
Biogen Inc. (a)	1	228
Bristol-Myers Squibb Company	1	41
Centene Corporation (a)	12	773
Cie Generale d'Optique Essilor International SA	3	647
Cigna Holding Company	2	326
Cooper Cos. Inc.	—	41
CVS Health Corporation	2	171
Danaher Corporation	12	3,626
Dentsply Sirona Inc.	3	166
Elanco Animal Health (a)	27	845
Elekta AB (publ) - Class B (c)	34	377
Eli Lilly & Co.	10	2,324
Evotec SE (a)	8	394
Exact Sciences Corporation (a)	—	2
Fresenius SE & Co. KGaA	16	746
GlaxoSmithKline PLC - ADR	16	624
HCA Healthcare, Inc.	8	1,817
Hologic Inc. (a)	2	129
Humana Inc.	1	411
Incyte Corporation (a)	1	55
Intuitive Surgical, Inc. (a)	2	1,846
IPSEN	3	308
Johnson & Johnson	3	524
McKesson Corporation	—	40
Medtronic Public Limited Company	11	1,415
Merck & Co., Inc.	3	246
Moderna, Inc. (a)	—	181
Novartis AG - Class N	17	1,354
Otsuka Holdings Co., Ltd.	13	565
PerkinElmer Inc.	2	295
Pfizer Inc.	9	391
Regeneron Pharmaceuticals, Inc. (a)	—	87
Roche Holding AG - ADR (a)	2	77
Sanofi SA - ADR (a)	5	237
Sanofi SA	15	1,457
Seagen Inc. (a)	1	84
Siemens Healthineers AG (b)	12	789
Steris Limited	—	41
Stryker Corporation	4	1,108
Takeda Pharmaceutical Co. Ltd. - ADR (a) (c)	14	225
Teleflex Incorporated	2	592
Thermo Fisher Scientific Inc.	5	2,632
UnitedHealth Group Incorporated	8	2,943
Veeva Systems Inc. - Class A (a)	1	239
Vertex Pharmaceuticals Incorporated (a)	—	44
Zoetis Inc. - Class A	4	753
		43,479
Communication Services 7.7%
Alphabet Inc. - Class A (a)	1	2,628
Alphabet Inc. - Class C (a)	5	14,499
ASOS Plc (a)	12	485
AT&T Inc. (a)	12	318
Booking Holdings Inc. (a)	—	769
Cellnex Telecom, S.A. (b)	—	21
Charter Communications, Inc. - Class A (a)	—	308
Comcast Corporation - Class A (a)	21	1,184
Dish Network Corporation - Class A (a)	—	18
Electronic Arts Inc.	1	163
Facebook, Inc. - Class A (a)	22	7,545
KT Corp.	11	294
Liberty Broadband Corp. - Series C (a)	1	234
Netflix, Inc. (a)	4	2,172
Nippon Telegraph & Telephone Corp.	63	1,747
Pinterest, Inc. - Class A (a)	10	508
Playtika Holding Corp. (a)	3	78
Roku Inc. - Class A (a)	—	96
SEA, Ltd. - Class A - ADR (a)	6	1,773
Snap Inc. - Class A (a)	20	1,510
SoftBank Group Corp.	7	375
Tencent Holdings Limited	16	976
T-Mobile USA, Inc. (a)	12	1,552
Verizon Communications Inc.	5	261
Vodafone Group Public Limited Company - ADR (a) (c)	36	549
Walt Disney Co.	12	2,038
Yahoo! Japan Corp.	70	448
		42,549
Consumer Discretionary 7.2%
Airbnb, Inc. - Class A (a)	—	22
Alibaba Group Holding Limited - ADR (a)	3	468
Amazon.com, Inc. (a)	3	10,850
Aptiv PLC (a)	1	147
Autoliv Inc. - SDR	4	382
AutoZone, Inc. (a)	—	161
Azelis Group (a)	—	5
Burlington Stores Inc. (a)	1	174
CarMax Inc. (a)	—	45
Carvana Co. - Class A (a)	3	936
Chipotle Mexican Grill Inc. (a)	—	822
Compass Group PLC (a)	35	708
Coupang, Inc. - Class A (a)	8	220
CyberAgent Inc. (c)	42	813
Denso Corp.	7	445
Dollar Tree Inc. (a)	1	83
Doordash, Inc. - Class A (a)	3	699
Dr. Martens PLC (a)	56	300
Ferrari N.V.	1	185
General Motors Company (a)	2	86
Hilton Worldwide Holdings Inc. (a)	8	1,038
Honda Motor Co. Ltd.	9	260
Huazhu Group Limited - ADR (a)	—	20
Kering SA	1	491
Kingfisher Plc	193	873
Kyoritsu Maintenance Co., Ltd. (c)	1	19
Las Vegas Sands Corp. (a)	1	51
Lowe`s Companies, Inc.	1	264
Lululemon Athletica Inc. (a)	2	725
Magna International Inc. (a)	13	994
Marriott International, Inc. - Class A (a)	7	1,051
McDonald's Corporation	2	401
MGM Resorts International	14	622
Moncler S.p.A.	10	610
Next PLC (a)	5	578
NIKE, Inc. - Class B	7	1,046
NVR, Inc. (a)	—	115
O'Reilly Automotive, Inc. (a)	—	212
Panasonic Corp.	45	552
Persimmon Public Limited Company	15	532
Ross Stores Inc. (a)	7	758
Samsonite International S.A. (a) (b)	111	238
Sony Corp.	8	888
Stanley Electric Co. Ltd. (c)	13	327
Starbucks Corporation (a)	10	1,069
Stroer SE & Co. KGaA	4	343
Sumitomo Rubber Industries Inc.	15	195
Suzuki Motor Corp.	11	470

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Tesla Inc. (a)	1	618
The Home Depot, Inc.	4	1,461
THG Holdings PLC (a)	24	163
TJX Cos. Inc.	13	858
Toyota Motor Corp.	86	1,518
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	94
VF Corp.	1	48
Whitbread PLC (a)	1	23
WPP 2012 Limited	52	691
Wynn Resorts Ltd. (a)	1	51
Yum! Brands, Inc.	9	1,143
Zalando SE (a) (b)	7	648
		39,609
Industrials 5.9%
3M Company	2	281
ABB Ltd. - Class N	27	915
AGCO Corporation	—	19
Alamo Group Inc.	—	14
ALS Limited	3	24
Ashtead Group Public Limited Company	12	881
Atlas Copco Aktiebolag - Class B	—	14
Beijing Enterprises Holdings Ltd.	58	231
Bunzl Public Limited Company	10	315
Canadian Pacific Railway Limited (a) (c)	1	91
Caterpillar Inc.	2	363
Central Japan Railway Co.	3	478
Cintas Corp. (a)	—	77
Clarivate PLC (a)	2	51
Copart Inc. (a)	1	182
CoStar Group, Inc. (a)	4	379
CSX Corp. (a)	24	726
Cummins Inc.	1	318
DCC Public Limited Company	6	466
Deere & Company	—	27
Epiroc Aktiebolag - Class A	4	85
Epiroc Aktiebolag - Class B	1	22
Equifax Inc.	1	123
FedEx Corporation	1	273
Flowserve Corporation	2	61
Fortive Corporation	11	750
General Electric Company	38	3,936
Hexpol AB - Class B	1	16
Honeywell International Inc. (a)	4	920
Hubbell Inc.	3	559
Illinois Tool Works Inc.	—	83
IMI Plc	—	9
Ingersoll Rand Inc. (a)	3	144
Jacobs Engineering Group Inc.	5	665
Kion Group AG	8	741
Knorr - Bremse Aktiengesellschaft (b)	3	318
Koninklijke Philips N.V.	22	979
L3Harris Technologies, Inc.	1	216
Legrand SA	5	522
Melrose Holdings Limited	284	662
Mitsubishi Corp.	16	497
Mitsubishi Electric Corp.	68	947
Norfolk Southern Corporation	5	1,144
Otis Worldwide Corporation	3	228
Outotec Oyj	5	45
PACCAR Inc.	4	296
Parker-Hannifin Corporation	1	154
Prysmian S.p.A.	18	627
Quanta Services, Inc.	—	19
Raytheon BBN Technologies Corp.	1	43
Recruit Holdings Co., Ltd.	14	871
Republic Services Inc.	6	709
Roper Technologies, Inc.	1	623
Safran	4	463
Sandvik AB	4	97
Schneider Electric SE (a)	2	303
Shoals Technologies LLC - Class A (a)	1	18
Shurgard Self Storage Europe	—	16
Siemens AG - Class N	18	2,939
SMC Corp.	—	250
Snap-On Inc.	—	38
Southwest Airlines Co. (a)	2	123
Sumitomo Corp.	34	477
TechnoPro Holdings, Inc.	21	615
Teledyne Technologies Inc. (a)	1	215
Teleperformance	1	511
Terex Corp.	—	16
Textron Inc.	3	233
The Boeing Company (a)	1	306
THK Co. Ltd.	9	200
Timken Co.	—	13
TransDigm Group Inc. (a)	—	50
TransUnion	1	112
Union Pacific Corporation	2	383
United Airlines Holdings, Inc. (a)	2	76
United Parcel Service Inc. - Class B	6	1,180
United Rentals Inc. (a)	1	419
Waste Connections, Inc. (a)	2	225
Weir Group PLC(The)	3	68
		32,485
Materials 3.7%
Air Products and Chemicals, Inc.	—	34
Akzo Nobel N.V.	6	689
Albemarle Corporation	1	127
Amcor Ltd. - CDI	32	375
Anglo American PLC	1	42
Antofagasta PLC	32	587
Asahi Kasei Corp. (c)	51	542
Atotech Limited (a)	1	21
Avery Dennison Corporation	1	282
Ball Corporation	3	305
BASF SE - Class N	8	620
BHP Group PLC	31	775
BHP Group PLC	20	540
Boliden AB	4	127
Borregaard ASA	1	17
CF Industries Holdings Inc.	1	66
Constellium SE - Class A (a)	2	38
Covestro AG (b)	7	473
Croda International Public Limited Company	—	29
Element Solutions, Inc.	1	24
Ero Copper Corp. (a)	3	54
Franco-Nevada Corporation	—	23
Granges AB	4	49
Impala Platinum Holdings Limited	1	6
Independence Group NL	135	860
International Flavors & Fragrances Inc.	3	387
International Paper Company	27	1,522
Johnson Matthey PLC	18	654
Joint Stock Company "Alrosa" (Public Stock Society)	43	79
K92 Mining Inc. (a)	7	32
Karora Resources Inc. (a)	1	2
Kirkland Lake Gold Ltd.	2	94
Koninklijke DSM N.V.	—	23
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	676
Linde Public Limited Company	7	2,030
MAG Silver Corp. (a)	2	33
Martin Marietta Materials Inc.	1	227
Mayr-Melnhof Karton Aktiengesellschaft	—	17
Mondi plc	2	40
Nippon Steel Corporation	2	38
Norsk Hydro ASA	4	29
Northern Star Resources Ltd.	14	88
Nucor Corporation	1	48
OZ Minerals Ltd.	3	42
Packaging Corporation of America	6	808
Pan American Silver Corp. (a)	—	11
Perseus Mining Limited (a)	71	71
PPG Industries, Inc.	3	492
Public Joint Stock Society "Polyus"	—	33
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	—	32
Quaker Chemical Corp.	—	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Reliance Steel & Aluminum Co.	1	119
Rio Tinto Ltd.	4	283
Rio Tinto PLC	1	73
RPM International Inc.	2	137
Sealed Air Corporation	3	183
Sherwin-Williams Co.	5	1,295
Shin-Etsu Chemical Co. Ltd.	—	17
Sibanye Stillwater (c)	6	18
South32 Limited	148	376
Southern Copper Corporation	1	48
Steel Dynamics Inc. (a)	1	69
Stora Enso Oyj - Class R	33	547
Svenska Cellulosa Aktiebolaget SCA - Class B	1	17
Tosoh Corp.	5	87
Umicore	9	519
UPM-Kymmene Oyj	1	35
Vale S.A. (a)	3	41
Vulcan Materials Co.	2	253
Wesdome Gold Mines Ltd (a)	14	111
West Fraser Timber Co. Ltd. (a) (c)	—	17
West Fraser Timber Co. Ltd.	—	11
Westrock Company, Inc.	33	1,621
Wheaton Precious Metals Corp.	—	10
		20,116
Consumer Staples 2.8%
Altria Group, Inc.	4	198
Barry Callebaut AG - Class N	—	414
Colgate-Palmolive Co.	1	82
ConAgra Brands Inc.	2	62
Costco Wholesale Corporation (a)	1	463
Darling Ingredients Inc. (a)	1	52
Diageo PLC	18	859
Dollar General Corporation	3	645
Estee Lauder Cos. Inc. - Class A	1	190
Keurig Dr Pepper Inc. (a)	8	260
Kimberly-Clark Corporation	2	252
Kirin Holdings Co. Ltd.	18	335
L'Oreal SA	3	1,043
Mondelez International, Inc. - Class A (a)	7	422
Monster Beverage 1990 Corporation (a)	2	165
Mowi ASA - ADR (c)	1	16
Nestle SA - Class N	25	3,044
PepsiCo, Inc. (a)	3	410
Philip Morris International Inc.	4	404
Pola Orbis Holdings Inc.	6	141
Procter & Gamble Co. (a)	5	712
Sanderson Farms Inc. (a)	—	13
Seven & I Holdings Co., Ltd.	19	859
The Coca-Cola Company	10	543
Tyson Foods Inc. - Class A	2	125
Unilever PLC	35	1,889
Walmart Inc.	5	685
Welcia Holdings Co.,Ltd.	8	291
Wilmar International Limited	180	556
		15,130
Real Estate 2.1%
Acadia Realty Trust	4	83
Agree Realty Corporation	—	1
Alexandria Real Estate Equities, Inc.	3	533
American Campus Communities, Inc.	1	65
American Tower Corporation	1	314
Apartment Income REIT Corp.	1	44
Apple Hospitality REIT, Inc.	5	75
AvalonBay Communities, Inc.	1	293
Big Yellow Group PLC	1	13
Camden Property Trust	6	854
Canadian Apartment Properties REIT	—	17
CapitaMall Trust	13	20
China Resources Mixc Lifestyle Services Limited (b)	2	13
CTP N.V. (a)	1	26
CubeSmart	3	123
Daiwa Office Investment Corporation	—	20
Derwent London PLC	1	39
Douglas Emmett, Inc.	3	79
EastGroup Properties Inc.	—	50
EPR Properties	—	5
Equinix, Inc.	1	404
Equity Lifestyle Properties, Inc.	8	591
Equity Residential	3	240
Essential Properties Realty Trust, Inc.	—	4
Essex Property Trust Inc.	1	217
Fabege AB (c)	2	22
Federal Realty Investment Trust	—	34
Gecina SA	—	13
Goodman Funding Pty Ltd	2	30
Great Portland Estates P L C	50	497
Healthcare Realty Trust Inc.	1	42
Healthcare Trust of America, Inc. - Class A	1	36
Heiwa Real Estate Co., Ltd.	1	17
Highwoods Properties Inc.	1	21
Hongkong Land Holdings Ltd. (a)	4	19
Hoshino Resorts REIT, Inc.	—	13
Host Hotels & Resorts, Inc. (a)	1	15
Inmobiliaria Colonial, Socimi, S.A.	2	18
Innovative Industrial Properties, Inc.	—	1
Japan Retail Fund Investment Corp.	—	16
Kilroy Realty Corporation	1	69
Kimco Realty Corporation	1	16
Kojamo Oyj (b)	2	33
LEG Immobilien AG	—	32
Lexington Realty Trust	—	1
Mapletree Industrial Trust	5	10
Mitsui Fudosan Co. Ltd. (c)	37	889
Mitsui Fudosan Logistics Park Investment Corporation	—	27
National Retail Properties, Inc.	—	5
Open Doors Technology Inc. - Class A (a) (c)	3	52
Pebblebrook Hotel Trust	3	61
ProLogis Inc.	20	2,459
PS Business Parks, Inc.	—	54
PSP Swiss Property AG - Class N	—	14
Public Storage	1	161
Rayonier Inc.	—	5
Realty Income Corporation	—	12
Regency Centers Corp. (a)	1	81
Rexford Industrial Realty, Inc.	1	63
SBA Communications Corporation (a)	—	48
Scentre Group Limited	176	377
Simon Property Group, Inc.	1	139
SL Green Realty Corp.	1	41
Spirit Realty Capital, Inc.	—	1
STORE Capital Corp.	—	7
Summit Industrial Income REIT	3	51
Sun Communities Inc.	—	37
Sun Hung Kai Properties Ltd.	4	44
Sunstone Hotel Investors Inc. (a)	4	45
Terreno Realty Corporation	1	72
The Howard Hughes Corporation (a)	—	39
The Unite Group PLC	1	18
Tokyo Tatemono Co. Ltd.	1	16
VEREIT, Inc.	—	9
W.P. Carey Inc.	—	20
Welltower Inc.	14	1,187
Weyerhaeuser Company	4	143
Wharf Real Estate Investment Company Limited	4	21
		11,276
Utilities 1.5%
Ameren Corporation	4	317
Atmos Energy Corporation	1	71
CMS Energy Corp.	3	196
Dominion Energy, Inc.	10	759
Electric Power Development Co., Ltd. - Class D	17	246
Engie	69	901
Evergy, Inc.	1	83
Eversource Energy	5	386
Exelon Corporation (a)	2	88
Horizon Holdings I	1	25
Iberdrola, Sociedad Anonima	1	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
IDACORP Inc.	—	12
National Grid PLC	52	617
NextEra Energy, Inc.	18	1,426
Public Service Enterprise Group Inc.	2	90
Sempra Energy	14	1,809
The AES Corporation	10	227
The Southern Company	13	803
WEC Energy Group Inc.	2	185
Xcel Energy Inc. (a)	2	138
		8,390
Energy 1.1%
Aker ASA	1	24
Cactus Inc. - Class A	—	18
ChampionX Corporation (a)	1	17
Chevron Corporation	3	327
ConocoPhillips	9	610
Devon Energy Corporation	3	110
Enbridge Inc. (a)	—	14
Enerflex Ltd.	1	4
EOG Resources, Inc.	6	464
Equinor ASA	43	1,094
Exxon Mobil Corporation	4	263
Galp Energia, SGPS, S.A. (c)	5	55
Halliburton Company	11	235
Hess Corporation	—	31
Lundin Petroleum AB (c)	1	35
Magnolia Oil & Gas Corp. - Class A	1	19
Marathon Petroleum Corporation	2	117
Meggitt PLC (a)	50	496
NAC Kazatomprom JSC - GDR (a)	1	30
Pioneer Natural Resources Co.	—	57
Royal Dutch Shell PLC - Class B - ADR	10	444
TC Energy Corporation (a)	1	27
Tenaris SA	1	15
Total SA	24	1,124
Total SA - ADR	5	230
WorleyParsons Ltd.	57	401
		6,261
Total Common Stocks (cost $263,119)		344,803
GOVERNMENT AND AGENCY OBLIGATIONS 15.4%
Mortgage-Backed Securities 7.7%
Federal Home Loan Mortgage Corporation
3.00%, 05/01/31 - 01/01/50	982	1,041
3.50%, 06/01/33 - 12/01/47	118	126
2.00%, 01/01/36 - 09/01/36	469	485
5.00%, 12/01/41	55	63
5.50%, 05/01/44	42	49
4.00%, 12/01/49 - 02/01/50	541	584
4.50%, 05/01/50	45	49
2.50%, 05/01/51 - 08/01/51	517	535
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 08/01/51	1,130	1,174
3.00%, 11/01/33 - 07/01/50	4,480	4,784
3.50%, 12/01/33 - 04/01/48	3,004	3,230
2.00%, 05/01/36	491	509
5.00%, 06/01/40 - 01/01/49	408	465
4.50%, 04/01/41 - 05/01/50	1,323	1,463
6.00%, 07/01/41	270	317
5.50%, 05/01/44	260	299
4.00%, 02/01/47 - 12/01/49	1,290	1,392
TBA, 2.00%, 11/15/50 (d)	7,960	7,966
TBA, 2.50%, 10/01/51 - 10/15/51 (d)	4,765	4,916
TBA, 3.00%, 10/15/51 (d)	505	528
TBA, 4.00%, 10/15/51 (d)	830	889
TBA, 4.50%, 10/15/51 (d)	500	541
Government National Mortgage Association
TBA, 2.00%, 01/25/39 (d)	1,870	1,896
3.50%, 08/20/42 - 08/20/51	2,083	2,239
3.00%, 05/15/43 - 07/20/51	2,004	2,096
4.50%, 07/20/45 - 08/20/47	481	528
4.00%, 09/20/45 - 10/20/50	740	789
5.50%, 03/20/48 - 03/20/49	277	307
5.00%, 05/20/48 - 06/20/49	419	453
2.50%, 08/20/51	1,146	1,185
2.50%, 10/20/51 (d)	1,167	1,207
TBA, 3.50%, 11/15/51 (d)	331	348
		42,453
U.S. Treasury Note 3.4%
Treasury, United States Department of
0.13%, 03/31/23 - 08/31/23	3,065	3,062
0.25%, 08/31/25	1,115	1,092
0.38%, 11/30/25	4,555	4,468
0.88%, 06/30/26	6,740	6,716
0.75%, 08/31/26	1,000	989
0.63%, 05/15/30 - 08/15/30	1,115	1,040
1.25%, 08/15/31	1,000	976
		18,343
U.S. Treasury Bond 2.7%
Treasury, United States Department of
4.50%, 05/15/38	2,320	3,222
1.13%, 05/15/40	1,440	1,245
1.88%, 02/15/41 - 02/15/51	1,820	1,751
3.13%, 11/15/41	910	1,084
3.00%, 08/15/48 (e)	4,675	5,572
2.00%, 02/15/50	965	948
1.25%, 05/15/50	300	245
1.38%, 08/15/50	575	485
2.38%, 05/15/51	125	133
		14,685
U.S. Treasury Inflation Indexed Securities 0.7%
Treasury, United States Department of
0.38%, 07/15/23 - 01/15/27 (f)	730	791
0.63%, 01/15/24 - 01/15/26 (f)	1,140	1,237
0.13%, 07/15/24 - 02/15/51 (f)	1,419	1,526
0.25%, 01/15/25 - 07/15/29 (f)	303	325
		3,879
Municipal 0.6%
American Municipal Power, Inc.
6.45%, 02/15/44	250	365
California, State of
7.55%, 04/01/39	240	404
Chicago Transit Authority
6.90%, 12/01/40	300	424
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	168
3.09%, 11/01/40	260	267
Great Lakes Water Authority
3.06%, 07/01/39	60	64
Houston, City of
2.39%, 07/01/31	70	71
Metropolitan Transportation Commission
6.91%, 10/01/50	235	416
Municipal Electric Authority of Georgia
6.66%, 04/01/57	340	519
Oregon Department of Transportation
1.76%, 11/15/32	190	186
Texas A&M University
3.33%, 05/15/39	250	271
Trustees of the California State University
2.80%, 11/01/41	350	340
		3,495
Sovereign 0.2%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	192
Manitoba, Province of
2.60%, 04/16/24	176	185
Ontario, Government of
2.40%, 02/08/22	500	504
		881
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corporation
Series 2021-M1-HQA1, REMIC, 0.75%, (SOFR 30-Day Average + 0.70%), 08/25/33 (g)	222	222
Series 2021-M1-DNA2, REMIC, 0.85%, (SOFR 30-Day Average + 0.80%), 08/25/33 (g)	154	154

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Series 2021-M2-DNA3, REMIC, 2.15%, (SOFR 30-Day Average + 2.10%), 10/25/33 (g)	85	87
Series 2018-M1-DNA3, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 09/25/48 (g)	1	1
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	89	14
Series 2020-M1-DNA6, REMIC, 0.95%, (SOFR 30-Day Average + 0.90%), 12/27/50 (g)	30	30
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 1.19%, (1 Month USD LIBOR + 1.10%), 11/26/29 (g)	99	97
Freddie Mac STACR REMIC Trust 2020-HQA5
Series 2020-M1-HQA5, REMIC, 1.15%, (SOFR 30-Day Average + 1.10%), 11/25/50 (g)	19	19
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 10/26/48 (g)	23	23
		647
Total Government And Agency Obligations (cost $83,023)		84,383
CORPORATE BONDS AND NOTES 14.5%
Financials 4.2%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (h)	90	99
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	395
AIA Group Limited
3.13%, 03/13/23 (b)	400	414
American International Group, Inc.
3.40%, 06/30/30	390	426
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (h)	413	395
AssuredPartners, Inc.
7.00%, 08/15/25 (h)	230	234
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (h)	155	173
Banco Santander, S.A.
3.49%, 05/28/30 (i)	200	214
Bank of America Corporation
2.59%, 04/29/31	315	321
2.65%, 03/11/32	250	255
2.68%, 06/19/41	340	328
4.33%, 03/15/50	175	214
Barclays PLC
2.85%, 05/07/26 (i)	250	263
BBVA Bancomer, S.A.
4.38%, 04/10/24 (h)	275	297
BNP Paribas
2.22%, 06/09/26 (h) (i)	245	251
BPCE
4.00%, 09/12/23 (h)	510	542
Capital One Financial Corporation
3.65%, 05/11/27	240	266
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	126
Credit Suisse Group AG
3.00%, 12/14/23 (g) (h)	275	282
Danske Bank A/S
1.23%, 06/22/24 (h)	435	439
Discover Bank
2.70%, 02/06/30	250	259
EG Global Finance PLC
6.75%, 02/07/25 (h)	200	204
Fifth Third Bancorp
1.63%, 05/05/23	80	81
Ford Motor Credit Company LLC
4.00%, 11/13/30	400	416
GPS Hospitality Holding Company LLC
7.00%, 08/15/28 (h)	105	104
HSBC Holdings PLC
3.26%, 03/13/23	525	532
2.21%, 08/17/29 (i)	200	199
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (h)	475	485
JPMorgan Chase & Co.
3.38%, 05/01/23	475	497
3.63%, 12/01/27	300	328
2.52%, 04/22/31	200	204
2.96%, 05/13/31	110	115
KeyCorp
2.25%, 04/06/27	280	289
Liberty Mutual Group Inc.
4.25%, 06/15/23 (h)	100	106
Lincoln National Corporation
3.80%, 03/01/28	325	361
LYB International Finance II B.V.
3.50%, 03/02/27	325	354
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	130
2.25%, 11/15/30	70	70
Metropolitan Life Global Funding I
3.45%, 10/09/21 (h)	805	805
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	413
Moody's Corporation
2.00%, 08/19/31	310	303
Morgan Stanley
3.13%, 07/27/26	275	296
3.97%, 07/22/38	300	344
National Securities Clearing Corporation
1.50%, 04/23/25 (h)	355	360
NatWest Markets N.V.
4.75%, 07/28/25 (h) (i)	325	361
New York Life Global Funding
1.10%, 05/05/23 (c) (h)	60	61
Nordea Bank AB
1.00%, 06/09/23 (h)	235	237
Panasonic Corporation
2.54%, 07/19/22 (h)	200	203
PNC Bank, National Association
3.50%, 06/08/23	275	289
Pricoa Global Funding I
3.45%, 09/01/23 (h)	600	635
Protective Life Global Funding
1.08%, 06/09/23 (h)	235	238
Royal Bank of Canada
1.60%, 04/17/23 (i)	205	209
Santander UK Group Holdings PLC
3.57%, 01/10/23 (i)	450	454
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	350	365
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (h)	360	381
Synchrony Financial
4.25%, 08/15/24	335	362
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (h)	400	483
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	604
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (i)	375	399
The Toronto-Dominion Bank
3.50%, 07/19/23	525	554
Truist Financial Corporation
1.95%, 06/05/30	125	125
UBS AG
1.75%, 04/21/22 (h)	300	302
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (h) (i)	375	414
USA Compression Finance Corp.
6.88%, 09/01/27	265	280
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (h)	537	585

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (h) (i)	305	306
Voya Financial, Inc.
3.13%, 07/15/24	250	265
Wells Fargo & Company
2.39%, 06/02/28	155	160
3.07%, 04/30/41	535	551
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	387
Willis North America Inc.
3.60%, 05/15/24	150	160
4.50%, 09/15/28	195	222
Woodside Finance Limited
3.70%, 09/15/26 (h)	475	513
		23,294
Communication Services 2.0%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	260
AT&T Inc.
3.00%, 06/30/22	250	254
4.35%, 03/01/29	35	40
2.25%, 02/01/32	290	282
3.50%, 06/01/41	230	236
Audacy Capital Corp.
6.75%, 03/31/29 (c) (h)	285	287
Avaya, Inc.
6.13%, 09/15/28 (h)	255	268
Baidu, Inc.
3.88%, 09/29/23	275	291
Booking Holdings Inc.
3.60%, 06/01/26	350	385
Charter Communications Operating, LLC
4.50%, 02/01/24	550	595
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (h)	330	347
Comcast Corporation
2.65%, 02/01/30	70	73
1.95%, 01/15/31	95	93
3.90%, 03/01/38	200	227
3.45%, 02/01/50	300	317
Consolidated Communications, Inc.
6.50%, 10/01/28 (h)	285	311
Cox Communications, Inc.
2.95%, 10/01/50 (h)	295	276
CSC Holdings, LLC
4.13%, 12/01/30 (h)	225	221
DIRECTV Financing, LLC
5.88%, 08/15/27 (h)	125	130
DKT Finance ApS
9.38%, 06/17/23 (h)	200	204
Expedia Group, Inc.
5.00%, 02/15/26	73	82
Frontier Communications Holdings, LLC
5.88%, 11/01/29	135	137
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (h)	25	26
iHeartCommunications, Inc.
8.38%, 05/01/27	365	390
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (h)	205	210
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (h)	195	208
Level 3 Financing, Inc.
4.25%, 07/01/28 (h)	140	141
3.63%, 01/15/29 (h)	315	305
Millennium Escrow Corporation
6.63%, 08/01/26 (h)	145	149
Nexstar Escrow Inc.
5.63%, 07/15/27 (h)	315	334
Northwest Fiber, LLC
4.75%, 04/30/27 (h)	110	112
Omnicom Group Inc.
3.65%, 11/01/24	100	108
Outfront Media Capital Corporation
4.25%, 01/15/29 (h)	265	263
Sinclair Television Group, Inc.
4.13%, 12/01/30 (h)	300	294
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	575
Telesat Canada
6.50%, 10/15/27 (h)	443	384
Tencent Holdings Limited
2.99%, 01/19/23 (h)	375	385
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (h)	240	254
Urban One, Inc.
7.38%, 02/01/28 (h)	305	327
Verizon Communications Inc.
1.68%, 10/30/30	255	242
4.27%, 01/15/36	175	205
2.65%, 11/20/40	135	127
4.00%, 03/22/50	150	169
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	269
Weibo Corporation
3.50%, 07/05/24	355	371
		11,164
Health Care 1.6%
Abbott Laboratories
1.15%, 01/30/28	200	195
AbbVie Inc.
3.20%, 05/14/26	300	323
4.70%, 05/14/45	100	123
4.25%, 11/21/49	195	230
Alcon Finance Corporation
2.60%, 05/27/30 (h)	265	271
Banner Health
1.90%, 01/01/31	70	69
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (h)	250	267
Becton, Dickinson and Company
3.70%, 06/06/27	180	199
2.82%, 05/20/30	140	147
Biogen Inc.
2.25%, 05/01/30	320	318
Bristol-Myers Squibb Company
3.55%, 08/15/22	525	539
Cigna Holding Company
3.00%, 07/15/23	500	521
CommonSpirit Health
2.76%, 10/01/24	105	110
2.78%, 10/01/30	75	77
Community Health Systems, Inc.
6.88%, 04/01/28 (c) (h)	285	274
CVS Health Corporation
3.50%, 07/20/22	475	484
5.05%, 03/25/48	475	612
DaVita Inc.
3.75%, 02/15/31 (h)	270	263
Humana Inc.
2.15%, 02/03/32	120	117
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (h)	190	189
McKesson Corporation
1.30%, 08/15/26 (j)	380	377
Mozart Debt Merger Sub Inc
5.25%, 10/01/29 (h)	70	70
Northwell Health, Inc.
3.98%, 11/01/46	175	198
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (h)	96	103
PerkinElmer, Inc.
1.90%, 09/15/28	210	208
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (j) (k)	315	326
Providence St. Joseph Health
3.93%, 10/01/48	550	645

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Stanford Health Care
3.80%, 11/15/48	150	177
Tenet Healthcare Corporation
6.13%, 10/01/28 (h)	270	283
6.88%, 11/15/31	70	80
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	155
UnitedHealth Group Incorporated
2.00%, 05/15/30	140	140
2.90%, 05/15/50	270	271
Zoetis Inc.
2.00%, 05/15/30	290	287
		8,648
Consumer Discretionary 1.5%
Adtalem Global Education Inc.
5.50%, 03/01/28 (h)	210	212
Amazon.com, Inc.
5.20%, 12/03/25	350	407
3.88%, 08/22/37	225	264
Aston Martin Capital Holdings Limited
10.50%, 11/30/25 (c) (h)	250	278
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	387
Carnival Corporation
5.75%, 03/01/27 (h)	325	336
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (c) (h)	135	128
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (h)	54	55
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (h)	151	151
General Motors Financial Company, Inc.
2.40%, 04/10/28 (c)	325	328
Hasbro, Inc.
3.00%, 11/19/24 (j)	155	164
3.55%, 11/19/26	235	256
Hyundai Capital America
2.38%, 02/10/23 (h)	105	107
1.65%, 09/17/26 (h)	245	243
IRB Holding Corp.
6.75%, 02/15/26 (h)	225	231
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (h)	265	258
LSF9 Atlantis
7.75%, 02/15/26 (h)	240	249
Magic Mergeco, Inc.
7.88%, 05/01/29 (h)	275	285
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (h)	310	300
Marriott International, Inc.
4.65%, 12/01/28	305	347
NMG Holding Company, Inc.
7.13%, 04/01/26 (h)	365	388
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	167
QVC, Inc.
4.38%, 03/15/23	330	344
4.45%, 02/15/25	275	296
Staples, Inc.
10.75%, 04/15/27 (h)	275	268
Studio City Finance Limited
5.00%, 01/15/29 (h)	235	217
Tenneco Inc.
5.00%, 07/15/26 (c)	330	325
The Home Depot, Inc.
1.50%, 09/15/28	325	322
The TJX Companies, Inc.
1.60%, 05/15/31	155	149
Wheel Pros, Inc.
6.50%, 05/15/29 (h)	300	291
White Cap Parent, LLC
8.25%, 03/15/26 (h) (l)	285	294
		8,047
Energy 1.5%
APT Pipelines Limited
4.25%, 07/15/27 (h)	225	255
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (h)	65	67
8.25%, 12/31/28 (h)	130	142
5.88%, 06/30/29 (h)	160	163
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	112
Canadian Natural Resources Limited
2.95%, 07/15/30	170	176
Cheniere Energy, Inc.
4.50%, 10/01/29	280	298
Chevron Corporation
2.00%, 05/11/27	115	119
CNX Resources Corporation
7.25%, 03/14/27 (h)	270	287
6.00%, 01/15/29 (h)	110	116
Comstock Resources, Inc.
6.75%, 03/01/29 (h)	280	303
ConocoPhillips
3.75%, 10/01/27 (h)	100	112
Diamondback Energy, Inc.
4.75%, 05/31/25	125	139
Enbridge Inc.
4.25%, 12/01/26	275	309
Energy Transfer LP
5.25%, 04/15/29	120	141
3.75%, 05/15/30 (c)	75	81
Eni S.p.A.
4.00%, 09/12/23 (h)	200	213
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (h)	245	267
Harvest Midstream I, L.P.
7.50%, 09/01/28 (h)	280	298
Hess Corporation
4.30%, 04/01/27	150	167
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (h)	180	167
10.50%, 05/15/27 (h)	115	114
NGL Energy Operating LLC
7.50%, 02/01/26 (h)	325	331
NGL Energy Partners LP
7.50%, 11/01/23	135	131
Occidental Petroleum Corporation
8.50%, 07/15/27	105	132
6.38%, 09/01/28	180	211
6.63%, 09/01/30	65	80
6.13%, 01/01/31	75	90
6.45%, 09/15/36	55	69
PDC Energy, Inc.
5.75%, 05/15/26	105	109
PDV America, Inc.
9.25%, 08/01/24 (h)	240	242
Pioneer Natural Resources Company
1.13%, 01/15/26	115	114
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	63
Saudi Arabian Oil Company
2.88%, 04/16/24 (h)	455	475
SM Energy Company
5.63%, 06/01/25 (c)	135	136
6.63%, 01/15/27	130	133
Suncor Energy Inc.
3.10%, 05/15/25	70	74
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (h)	215	225
6.00%, 12/31/30 (h)	85	87
Total Capital International
2.99%, 06/29/41	265	270
Transocean Pontus Limited
6.13%, 08/01/25 (h)	131	131
Transocean Proteus Limited
6.25%, 12/01/24 (h)	138	137

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Valero Energy Corporation
2.85%, 04/15/25	295	311
Weatherford International Ltd.
6.50%, 09/15/28 (h)	220	227
Williams Partners L.P.
5.10%, 09/15/45	175	217
		8,041
Industrials 0.7%
Air Lease Corporation
3.50%, 01/15/22	155	156
American Airlines, Inc.
11.75%, 07/15/25 (h)	90	111
ARD Finance S.A.
6.50%, 06/30/27 (h) (l)	400	424
Deluxe Corporation
8.00%, 06/01/29 (h)	240	252
Granite US Holdings Corporation
11.00%, 10/01/27 (c) (h)	230	252
Kansas City Southern
2.88%, 11/15/29	210	221
3.50%, 05/01/50	180	189
Lockheed Martin Corporation
3.55%, 01/15/26	250	275
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (h)	140	140
Raytheon BBN Technologies Corp.
3.20%, 03/15/24	350	371
Republic Services, Inc.
3.38%, 11/15/27	100	109
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (h)	140	139
Rolls-Royce PLC
5.75%, 10/15/27 (h)	225	250
Roper Technologies, Inc.
3.80%, 12/15/26	375	416
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (c)	335	333
Tutor Perini Corporation
6.88%, 05/01/25 (c) (h)	240	246
Waste Connections, Inc.
2.20%, 01/15/32	145	143
		4,027
Consumer Staples 0.7%
Altria Group, Inc.
2.35%, 05/06/25	20	21
5.80%, 02/14/39	200	246
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	356
BAT Capital Corp.
4.39%, 08/15/37	295	316
Coty Inc.
6.50%, 04/15/26 (c) (h)	565	579
Danone
2.95%, 11/02/26 (h)	250	267
Diageo Capital PLC
1.38%, 09/29/25	210	212
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (c) (h)	230	220
RELX Capital Inc.
3.00%, 05/22/30	95	101
Rite Aid Corporation
7.50%, 07/01/25 (h)	385	385
Sigma Holdco B.V.
7.88%, 05/15/26 (c) (h)	450	445
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (h)	145	145
Triton Water Holdings Incorporated
6.25%, 04/01/29 (h)	265	270
		3,563
Real Estate 0.6%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	302
Brookfield Property REIT Inc.
5.75%, 05/15/26 (c) (h)	245	255
Crown Castle International Corp.
2.25%, 01/15/31	185	181
2.10%, 04/01/31	255	246
Duke Realty Limited Partnership
4.00%, 09/15/28	410	463
Essex Portfolio, L.P.
3.38%, 04/15/26	525	566
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	129
Kimco Realty Corporation
3.30%, 02/01/25	150	160
ProLogis, L.P.
2.13%, 04/15/27	35	36
Regency Centers, L.P.
3.60%, 02/01/27	100	110
Service Properties Trust
4.95%, 02/15/27	125	124
3.95%, 01/15/28	318	300
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	182
Vereit Operating Partnership, L.P.
2.20%, 06/15/28	75	76
W.P. Carey Inc.
3.85%, 07/15/29	280	310
		3,440
Utilities 0.6%
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (h)	209	217
Cameron LNG, LLC
2.90%, 07/15/31 (h)	55	58
3.70%, 01/15/39 (h)	50	55
CMS Energy Corporation
3.00%, 05/15/26	100	107
Duke Energy Progress, LLC
3.70%, 10/15/46	100	112
Enel Finance International N.V.
1.88%, 07/12/28 (h)	200	199
Eversource Energy
3.30%, 01/15/28	100	108
FirstEnergy Corp.
7.38%, 11/15/31	225	306
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (h)	250	272
NiSource Finance Corp.
3.95%, 03/30/48	150	170
Pacific Gas And Electric Company
2.10%, 08/01/27	135	132
San Diego Gas & Electric Company
4.10%, 06/15/49	425	504
State Grid Overseas Investment Limited
3.75%, 05/02/23 (h)	400	419
Virginia Electric and Power Company
4.00%, 01/15/43	275	317
Vistra Operations Company LLC
3.55%, 07/15/24 (h)	140	147
		3,123
Materials 0.6%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	15
Allegheny Technologies Incorporated
7.88%, 08/15/23 (j) (k)	174	194
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (h)	200	216
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (h)	305	311
CVR Partners, LP
6.13%, 06/15/28 (h)	295	309
Diamond (BC) B.V.
4.63%, 10/01/29 (h)	35	36
GrafTech Finance Inc.
4.63%, 12/15/28 (h)	285	292
IAMGOLD Corporation
5.75%, 10/15/28 (h)	230	226

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Legacy Vulcan Corp.
4.50%, 06/15/47	100	121
Nucor Corporation
3.95%, 05/01/28	250	281
Polar US Borrower, LLC
6.75%, 05/15/26 (h)	210	211
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	175	191
SCIH Salt Holdings Inc.
6.63%, 05/01/29 (c) (h)	325	314
Taseko Mines Limited
7.00%, 02/15/26 (h)	70	71
Venator Materials Corporation
5.75%, 07/15/25 (h)	184	174
Warrior Met Coal, Inc.
8.00%, 11/01/24 (h)	145	148
		3,110
Information Technology 0.5%
Amphenol Corporation
2.20%, 09/15/31	90	89
Apple Inc.
1.65%, 05/11/30	235	231
2.95%, 09/11/49	200	203
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (h)	70	73
Fiserv, Inc.
3.20%, 07/01/26	110	119
Micron Technology, Inc.
2.50%, 04/24/23	185	190
Microsoft Corporation
2.92%, 03/17/52	100	103
NCR Corporation
5.75%, 09/01/27 (h)	140	148
5.00%, 10/01/28 (h)	35	36
5.13%, 04/15/29 (h)	75	77
NXP B.V.
3.15%, 05/01/27 (h)	35	37
Qualcomm Incorporated
2.15%, 05/20/30	260	264
Salesforce.Com, Inc.
2.70%, 07/15/41	350	349
Texas Instruments Incorporated
1.75%, 05/04/30	75	74
Veritas USA Inc.
7.50%, 09/01/25 (h)	350	364
ViaSat, Inc.
6.50%, 07/15/28 (h)	195	205
VMware, Inc.
1.40%, 08/15/26	320	319
		2,881
Total Corporate Bonds And Notes (cost $75,925)		79,338
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.6%
American Airlines, Inc.
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	358	365
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (g)	195	196
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	69	70
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (g)	233	233
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (g)	69	69
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22	415	424
Series 2018-A-2A, 4.00%, 03/20/24	395	423
Series 2019-B-2A, 3.55%, 09/20/24	165	175
BBCMS 2020-BID Mortgage Trust
Series 2020-A-BID, REMIC, 2.24%, (1 Month USD LIBOR + 2.14%), 10/15/25 (g)	265	267
BFLD Trust
Series 2019-C-DPLO, REMIC, 1.62%, (1 Month USD LIBOR + 1.54%), 10/15/21 (g)	215	214
BlueMountain CLO Ltd
Series 2012-AR2-2A, 1.18%, (3 Month USD LIBOR + 1.05%), 11/20/28 (g)	258	258
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	54	57
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	129
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	156
CIFC Funding Ltd.
Series 2021-A-3A, 1.29%, (3 Month USD LIBOR + 1.14%), 07/15/36 (g)	250	250
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.63%, 05/12/23 (g)	100	102
CNH Equipment Trust
Series 2019-B-C, 2.35%, 10/15/23	260	268
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	38	38
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	118
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.75%, 01/12/24 (g)	405	425
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	426
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (g)	93	93
Driven Brands Funding LLC
Series 2019-A2-1A, 4.64%, 04/22/26	127	135
Series 2020-A2-1A, 3.79%, 07/20/50	84	88
Dryden 77 CLO, Ltd.
Series 2020-AR-77A, 1.26%, (3 Month USD LIBOR + 1.12%), 05/22/34 (g)	250	250
Ellington Financial Mortgage Trust
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (g)	42	43
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (g)	91	91
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	95	95
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 1.48%, (1 Month USD LIBOR + 1.38%), 07/17/23 (g)	129	130
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	171
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24 (g)	37	38
Grace Trust
Series 2020-C-GRCE, REMIC, 2.77%, 12/12/30 (g)	150	153
Great Wolf Trust 2019-WOLF
Series 2019-D-WOLF, REMIC, 2.02%, (1 Month USD LIBOR + 1.93%), 12/15/21 (g) (k)	95	94
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 3.00%, 11/25/41	116	118
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (g)	296	303
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	452
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	119
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2020-A-609M, REMIC, 1.47%, 10/17/22 (g)	250	250
Magnetite XXIII, Limited
Series 2019-A-23A, 1.43%, (3 Month USD LIBOR + 1.30%), 10/25/32 (g)	265	265
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (g)	172	181
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 1.18%, (1 Month USD LIBOR + 1.10%), 04/15/26 (g)	360	360
MHC Trust 2021-MHC2
Series 2021-D-MHC2, 1.60%, (1 Month USD LIBOR + 1.50%), 05/15/23 (g)	155	155

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Mill City Mortgage Loan Trust
Series 2018-A1-1, REMIC, 3.25%, 07/25/24 (g)	158	161
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	234
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	96	96
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	54	55
Navient Private Education Refi Loan Trust
Series 2019-A2-FA, 2.60%, 04/15/28	134	137
Series 2019-A-GA, 2.40%, 05/15/28	50	50
Series 2019-A2-CA, 3.13%, 07/15/28	156	160
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A-A, 0.84%, 05/15/69	73	73
Nelnet Student Loan Trust
Series 2020-A-1A, 0.83%, (1 Month USD LIBOR + 0.74%), 03/26/68 (g)	87	87
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	385	383
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 1.67%, (1 Month USD LIBOR + 1.59%), 04/15/32 (g)	300	297
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (g)	115	116
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	50	51
OBX Trust
Series 2019-2A2-EXP3, REMIC, 1.19%, (1 Month USD LIBOR + 1.10%), 09/25/59 (g)	37	36
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (g)	41	42
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (g)	99	101
Series 2020-2A2-EXP1, REMIC, 1.04%, (1 Month USD LIBOR + 0.95%), 01/26/60 (g)	38	38
Palmer Square CLO Ltd
Series 2021-A-2A, 1.35%, (3 Month USD LIBOR + 1.15%), 07/17/34 (g)	255	255
PSMC Trust
Series 2021-A3-2, REMIC, 2.50%, 05/25/51 (g)	254	259
Santander Retail Auto Lease Trust
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	7	7
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	275
ServiceMaster Funding LLC
Series 2021-A2I-1, 2.87%, 07/30/28	175	175
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 1.60%, (1 Month USD LIBOR + 1.50%), 05/15/28 (g)	155	155
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, REMIC, 1.33%, (1 Month USD LIBOR + 1.25%), 06/16/31 (g) (k)	381	380
SMB Private Education Loan Trust
Series 2020-A2A-A, 2.23%, 09/15/37	100	102
SMB Private Education Loan Trust 2015-B
Series 2015-A3-B, 1.83%, (1 Month USD LIBOR + 1.75%), 05/17/32 (g)	200	204
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 1.53%, (1 Month USD LIBOR + 1.45%), 08/15/25 (g)	177	179
SMB Private Education Loan Trust 2019-A
Series 2019-A2B-A, 0.95%, (1 Month USD LIBOR + 0.87%), 07/15/36 (g)	86	87
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	320	321
Starwood Mortgage Residential Trust
Series 2018-A1-IMC2, REMIC, 4.12%, 10/26/48 (g)	69	69
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (g)	29	29
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (g)	136	138
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (g)	89	89
Starwood Mortgage Residential Trust 2021-2
Series 2021-A2-2, REMIC, 1.34%, 05/25/23	79	79
Towd Point Mortgage Trust
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (g)	168	172
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (g)	154	159
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	300	303
Verus Securitization Trust
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (g)	200	204
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (g) (k)	114	115
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (g)	104	103
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (g)	35	35
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	119
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	115	123
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,288)		14,500
PREFERRED STOCKS 0.5%
Health Care 0.3%
Roche Holding AG	5	1,838
Utilities 0.1%
NextEra Energy, Inc., 5.28%, 03/01/23 (i)	1	33
The AES Corporation, 6.88%, 02/15/24 (i)	2	176
The Southern Company, 6.75%, 08/01/22 (i)	2	117
		326
Communication Services 0.1%
Telecom Italia SpA	482	195
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (c) (m)	12	120
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (a)	7	68
Total Preferred Stocks (cost $2,102)		2,547
SENIOR FLOATING RATE INSTRUMENTS 0.3%
Consumer Discretionary 0.2%
Caesars Resort Collection, LLC
2020 Term Loan B1, 0.00%, (3 Month USD LIBOR + 3.50%), 06/19/25 (g) (n)	35	35
KNS Acquisition Corp.
Term Loan, 0.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (g) (n)	30	30
Term Loan, 7.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (g)	255	254
PetSmart, Inc.
2021 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.75%), 12/31/24 (g)	250	250
Staples, Inc.
7 Year Term Loan, 5.13%, (3 Month USD LIBOR + 5.00%), 04/05/26 (g)	274	261
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (g)	185	185
		1,015
Industrials 0.1%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (g)	245	253
Tutor Perini Corporation
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/13/27 (g)	248	248
		501

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Consumer Staples 0.0%
Journey Personal Care Corp.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (g) (n)	30	30
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (g)	249	250
		280
Health Care 0.0%
Medline Industries, Inc.
Term Loan , 0.00%, 08/04/22 (n) (o)	655	—
Total Senior Floating Rate Instruments (cost $1,794)		1,796
SHORT TERM INVESTMENTS 7.3%
Investment Companies 6.3%
JNL Government Money Market Fund, 0.01% (p) (q)	707	707
T. Rowe Price Government Reserve Fund, 0.05% (p) (q)	34,171	34,171
		34,878
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 0.01% (p) (q)	5,360	5,360
Total Short Term Investments (cost $40,238)		40,238
Total Investments 103.4% (cost $480,489)		567,605
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (3.4)%		(18,680)
Total Net Assets 100.0%		548,928

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $18,385.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $34,296 and 6.2% of the Fund.

(i) Convertible security.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AIA Group Limited, 3.13%, 03/13/23	08/22/18	397	414	0.1
Amadeus IT Group SA	03/19/20	235	326	0.1
Bridgepoint Group PLC	07/21/21	250	327	0.1
Cellnex Telecom, S.A.	05/27/21	22	21	—
China Resources Mixc Lifestyle Services Limited	12/03/20	12	13	—
Covestro AG	03/25/20	384	473	0.1
Delivery Hero SE	07/01/21	123	109	—
Knorr - Bremse Aktiengesellschaft	10/11/18	281	318	0.1
Kojamo Oyj	08/14/18	22	33	—
Samsonite International S.A.	02/14/19	200	238	—
Siemens Healthineers AG	08/14/18	529	789	0.1
TE Connectivity Ltd.	09/16/20	105	123	—
Zalando SE	08/14/18	339	648	0.1
		2,899	3,832	0.7

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	1	December 2021	131	—	—
United States 2 Year Note	27	January 2022	5,946	1	(4)
United States 5 Year Note	33	January 2022	4,080	3	(30)
				4	(34)

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.37 (Q)	1.00	12/20/26	(2,000)	47	—	(1)

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	10/22/21	AUD	18	12	—
CAD/USD	MSC	10/22/21	CAD	16	13	—
EUR/USD	MSC	11/19/21	EUR	4	4	—
EUR/USD	SSB	11/19/21	EUR	7	8	—
GBP/USD	GSC	11/19/21	GBP	9	12	—
NZD/USD	CIT	10/22/21	NZD	6	4	—
NZD/USD	SSB	10/22/21	NZD	12	8	—
USD/AUD	CIT	10/22/21	AUD	(6)	(4)	—
USD/AUD	SSB	10/22/21	AUD	(12)	(8)	—
USD/CAD	MSC	10/22/21	CAD	(5)	(4)	—
USD/CAD	SSB	10/22/21	CAD	(11)	(9)	—
USD/EUR	SSB	11/19/21	EUR	(4)	(4)	—
USD/EUR	SSB	11/19/21	EUR	(7)	(8)	—
USD/GBP	CIT	11/19/21	GBP	(6)	(8)	—
USD/GBP	SSB	11/19/21	GBP	(3)	(4)	—
USD/NZD	GSC	10/22/21	NZD	(6)	(4)	—
USD/NZD	MSC	10/22/21	NZD	(12)	(8)	—
					—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	247,608	97,195	—	344,803
Government And Agency Obligations	—	84,383	—	84,383
Corporate Bonds And Notes	—	79,338	—	79,338
Non-U.S. Government Agency Asset-Backed Securities	—	14,500	—	14,500
Preferred Stocks	2,547	—	—	2,547
Senior Floating Rate Instruments	—	1,796	—	1,796
Short Term Investments	40,238	—	—	40,238
	290,393	277,212	—	567,605
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(34)	—	—	(34)
Centrally Cleared Credit Default Swap Agreements	—	(1)	—	(1)
Open Forward Foreign Currency Contracts	—	—	—	—
	(34)	(1)	—	(35)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 69.5%
Health Care 13.5%
Becton, Dickinson and Company	442	108,616
Danaher Corporation (a)	798	243,071
Hologic Inc. (b)	600	44,312
Humana Inc.	694	270,223
Medtronic Public Limited Company (a)	79	9,903
PerkinElmer Inc.	860	149,082
Thermo Fisher Scientific Inc. (a)	601	343,234
UnitedHealth Group Incorporated (a)	849	331,768
		1,500,209
Information Technology 13.4%
Cisco Systems, Inc. (a) (b)	609	33,159
Fiserv, Inc. (a) (b)	735	79,754
FleetCor Technologies Inc. (a) (b)	404	105,512
Global Payments Inc. (a)	220	34,625
Microsoft Corporation (a) (b)	2,723	767,685
NXP Semiconductors N.V. (a)	103	20,214
Salesforce.Com, Inc. (b)	668	181,202
TE Connectivity Ltd. (c)	632	86,702
Visa Inc. - Class A (a)	825	183,694
		1,492,547
Consumer Discretionary 10.5%
Amazon.com, Inc. (a) (b)	186	609,772
Hilton Worldwide Holdings Inc. (a) (b)	631	83,307
Marriott International, Inc. - Class A (a) (b)	567	83,915
McDonald's Corporation (a)	152	36,655
Ross Stores Inc. (a) (b)	39	4,202
Yum! Brands, Inc. (a)	2,848	348,308
		1,166,159
Financials 10.2%
Bank of America Corporation (a)	5,467	232,087
CME Group Inc. - Class A (a) (b)	81	15,741
Intercontinental Exchange, Inc. (a)	1,179	135,395
Marsh & McLennan Companies, Inc. (a)	1,970	298,395
The PNC Financial Services Group, Inc. (a)	2,275	445,038
		1,126,656
Industrials 7.2%
General Electric Company (a)	4,803	494,825
Ingersoll Rand Inc. (b)	1,491	75,170
Lockheed Martin Corporation (a)	55	18,980
Northrop Grumman Systems Corp. (a)	62	22,293
Roper Technologies, Inc. (a)	102	45,303
Teledyne Technologies Inc. (a) (b)	55	23,834
Waste Connections, Inc. (b)	858	108,060
Waste Management, Inc. (a)	78	11,695
		800,160
Utilities 6.9%
Ameren Corporation (a)	2,218	179,647
American Electric Power Company, Inc. (a) (b)	1,055	85,664
CMS Energy Corp.	1,602	95,660
Duke Energy Corporation	3	259
Exelon Corporation (a) (b)	3,094	149,554
NiSource Inc.	3,368	81,606
Public Service Enterprise Group Inc.	2,803	170,716
		763,106
Communication Services 5.8%
Alphabet Inc. - Class A (a) (b)	83	221,739
Alphabet Inc. - Class C (a) (b)	124	329,851
Facebook, Inc. - Class A (a) (b)	280	95,137
		646,727
Consumer Staples 1.9%
Keurig Dr Pepper Inc. (a) (b)	4,267	145,775
Mondelez International, Inc. - Class A (a) (b)	159	9,233
PepsiCo, Inc. (a) (b)	166	24,998
The Coca-Cola Company (a)	555	29,142
		209,148
Real Estate 0.1%
American Tower Corporation (a)	51	13,538
Total Common Stocks (cost $6,157,693)		7,718,250
SENIOR FLOATING RATE INSTRUMENTS 9.5%
Financials 2.6%
Acrisure, LLC
2021 Incremental Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 02/15/27 (d)	5,440	5,415
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 3.33%, (3 Month USD LIBOR + 3.25%), 05/07/25 (d)	17,752	17,619
Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 05/10/25 (d)	9,228	9,152
2020 Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.75%), 10/09/27 (d) (e)	2,030	2,031
2020 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.75%), 10/09/27 (d)	15,937	15,941
Eagle Broadband Investments LLC
Term Loan , 3.75%, (3 Month USD LIBOR + 3.00%), 10/19/27 (d)	2,662	2,662
HIG Finance 2 Limited
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 11/12/27 (d) (e)	10,615	10,595
Hub International Limited
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 04/25/25 (d) (e)	4,010	3,969
2018 Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 04/25/25 (d)	376	372
2018 Term Loan B, 2.88%, (3 Month USD LIBOR + 2.75%), 04/25/25 (d)	145,372	143,904
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (d)	61,946	61,946
Hyperion Insurance Group Ltd.
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 12/20/27 (d)	9,066	9,054
Ryan Specialty Group, LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 07/23/27 (d)	5,580	5,575
		288,235
Information Technology 2.0%
Alliant Holdings Intermediate, LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/10/25 (d) (e)	300	298
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 09/06/24 (d)	20,800	20,793
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (d)	290	290
2021 2nd Lien Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 09/19/25 (d)	2,091	2,116
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (d)	678	677
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 07/29/24 (d) (e)	1,095	1,094
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (d)	17,410	17,388
2nd Lien Term Loan, 7.00%, (1 Month USD LIBOR + 6.50%), 04/13/29 (d)	1,245	1,270
Emerald TopCo Inc
Term Loan, 3.58%, (3 Month USD LIBOR + 3.50%), 07/16/26 (d)	63	63
Term Loan, 3.63%, (3 Month USD LIBOR + 3.50%), 07/16/26 (d)	24,872	24,701
Press Ganey Holdings, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 07/25/26 (d)	4,136	4,141
Project Boost Purchaser, LLC
2021 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 06/01/26 (d) (e)	505	505
2021 Incremental Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 06/01/26 (d)	2,693	2,692
RealPage, Inc
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 02/18/28 (d) (e)	4,180	4,165
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (d)	26,470	26,379
2nd Lien Term Loan, 7.25%, (1 Month USD LIBOR + 6.50%), 02/17/29 (d)	1,300	1,326

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Ultimate Software Group Inc(The)
Term Loan B, 3.83%, (1 Month USD LIBOR + 3.75%), 04/08/26 (d)	1,852	1,855
2021 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (d) (e)	15,000	15,020
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (d)	94,469	94,595
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (d)	2,950	2,997
		222,365
Industrials 1.7%
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (d)	21,761	21,808
2020 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 10/30/27 (d) (e)	5,000	5,011
CPI Holdco, LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 11/04/26 (d) (e)	4,848	4,845
2021 Term Loan, 3.83%, (1 Month USD LIBOR + 3.75%), 11/04/26 (d)	3,767	3,765
Delta Air Lines, Inc.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 10/20/27 (d) (e)	5,000	5,315
Filtration Group Corporation
2018 1st Lien Term Loan, 3.08%, (1 Month USD LIBOR + 3.00%), 03/27/25 (d)	5,567	5,535
2018 EUR Term Loan, 3.50%, (3 Month EURIBOR + 3.50%), 03/31/25, EUR (d)	10,213	11,801
2020 Incremental Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 03/31/25 (d)	1,876	1,879
Polaris Newco LLC
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 06/03/28 (d)	3,480	3,487
USI, Inc.
2017 Repriced Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 05/16/24 (d) (e)	410	407
2017 Repriced Term Loan, 3.15%, (3 Month USD LIBOR + 3.00%), 05/16/24 (d)	57,508	57,087
2019 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 12/02/26 (d) (e)	1	1
2019 Incremental Term Loan B, 3.40%, (3 Month USD LIBOR + 3.25%), 12/02/26 (d)	34,632	34,383
Vertical US Newco Inc
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 07/29/27 (d) (e)	5,000	5,007
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 07/29/27 (d)	27,126	27,163
Welbilt, Inc.
2018 Term Loan B, 2.58%, (1 Month USD LIBOR + 2.50%), 10/16/25 (d)	3,305	3,294
		190,788
Consumer Discretionary 1.7%
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (d)	43,910	43,745
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.08%, (1 Month USD LIBOR + 2.00%), 11/30/23 (d)	4,508	4,491
IRB Holding Corp
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 02/05/25 (d) (e)	6,030	6,020
2020 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 02/05/25 (d)	4,537	4,529
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (d) (e)	2,815	2,819
2020 Fourth Amendment Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 11/19/27 (d)	11,240	11,254
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (d)	12,959	13,048
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.08%, (3 Month USD LIBOR + 3.25%), 01/24/27 (d)	13,725	13,433
Term Loan, 3.08%, (1 Month USD LIBOR + 3.25%), 01/24/27 (d)	5,882	5,757
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (d)	42,461	45,089
Seaworld Parks & Entertainment, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 08/12/28 (d) (e)	1,605	1,598
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 08/12/28 (d)	8,558	8,521
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (d)	20,575	21,870
WOOF Holdings, Inc
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/16/27 (d)	3,791	3,793
		185,967
Health Care 1.3%
ADMI Corp.
2021 Incremental Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.50%), 12/23/27 (d) (e)	7,250	7,241
2021 Incremental Term Loan B3, 4.00%, (1 Month USD LIBOR + 3.50%), 12/23/27 (d)	15,483	15,464
2021 Term Loan B2, 3.62%, (1 Month USD LIBOR + 3.13%), 12/31/27 (d)	11,049	10,953
Avantor Funding, Inc.
2021 Term Loan B4, 2.50%, (3 Month USD LIBOR + 2.00%), 11/21/24 (d)	1,925	1,922
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 05/09/25 (d) (e) (f)	785	784
Heartland Dental, LLC
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 04/17/25 (d) (e)	5,000	4,954
2018 1st Lien Term Loan, 3.58%, (1 Month USD LIBOR + 3.50%), 04/17/25 (d)	36,940	36,603
2021 Incremental Term Loan, 4.08%, (3 Month USD LIBOR + 4.00%), 04/30/25 (d)	3,525	3,514
Medline Industries, Inc.
Term Loan , 0.00%, 08/04/22 (e) (f)	12,016	—
Mozart Debt Merger Sub Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 09/30/28 (d) (e)	24,895	24,833
NVA Holdings, Inc.
2019 Term Loan A3, 2.37%, (1 Month USD LIBOR + 2.25%), 09/19/22 (d) (g)	11,625	11,509
Pacific Dental Services,LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 04/21/28 (d)	3,035	3,041
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 2.83%, (1 Month USD LIBOR + 2.75%), 02/01/25 (d)	1,824	1,804
2018 Incremental Term Loan, 3.33%, (1 Month USD LIBOR + 3.25%), 02/14/25 (d)	6,966	6,931
PetVet Care Centers, LLC
2021 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.50%), 02/14/25 (d)	8,776	8,773
		138,326
Consumer Staples 0.2%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (d)	24,922	24,985
Materials 0.0%
H.B. Fuller Company
2017 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 10/11/24 (d)	675	676
Total Senior Floating Rate Instruments (cost $1,044,265)		1,051,342
CORPORATE BONDS AND NOTES 6.9%
Communication Services 2.5%
Altice France
10.50%, 05/15/27 (h)	11,335	12,373
CCO Holdings, LLC
4.00%, 03/01/23 (h)	5,947	5,977
5.13%, 05/01/27 (h)	32,341	33,679
5.00%, 02/01/28 (h)	42,114	43,961

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Netflix, Inc.
5.50%, 02/15/22	1,260	1,281
5.88%, 02/15/25 - 11/15/28	64,358	77,676
4.38%, 11/15/26	24,835	27,772
4.88%, 04/15/28	35,852	41,267
6.38%, 05/15/29	22,335	28,253
4.88%, 06/15/30 (h)	970	1,143
Sirius XM Radio Inc.
5.00%, 08/01/27 (h)	3,395	3,542
		276,924
Consumer Discretionary 2.2%
Cedar Fair, L.P.
5.38%, 06/01/24 - 04/15/27	29,591	30,066
5.50%, 05/01/25 (h)	4,075	4,251
5.25%, 07/15/29	17,375	17,841
Clarios Global LP
6.75%, 05/15/25 (h)	2,111	2,234
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (h)	790	827
KFC Holding Co.
4.75%, 06/01/27 (h)	34,000	35,527
Life Time, Inc.
5.75%, 01/15/26 (h)	11,756	12,169
Magnum Management Corporation
6.50%, 10/01/28	11,365	12,193
Marriott International, Inc.
3.13%, 06/15/26	1,925	2,054
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (h)	7,375	8,025
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (h)	5,657	5,946
8.50%, 05/15/27 (h)	4,000	4,256
Shutterfly, LLC
8.50%, 10/01/26 (h)	7,640	8,256
Six Flags Operations Inc.
4.88%, 07/31/24 (h)	38,670	39,028
5.50%, 04/15/27 (h) (i)	26,254	27,118
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (h)	11,562	12,316
Yum! Brands, Inc.
3.88%, 11/01/23 (i)	5,450	5,728
7.75%, 04/01/25 (h)	2,055	2,197
4.75%, 01/15/30 (h)	2,015	2,185
6.88%, 11/15/37	3,355	4,320
5.35%, 11/01/43	11,005	12,178
		248,715
Financials 0.9%
Acrisure, LLC
7.00%, 11/15/25 (h)	20,525	20,921
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (h)	2,075	2,154
AmWINS Group, Inc.
4.88%, 06/30/29 (h)	1,845	1,871
HUB International Limited
7.00%, 05/01/26 (h)	45,630	47,184
State Street Corporation
3.71%, (3 Month USD LIBOR + 3.60%), (100, 12/15/21) (d) (i) (j)	2,050	2,057
The Bank of New York Mellon Corporation
3.54%, (3 Month USD LIBOR + 3.42%), (100, 12/20/21) (d) (j)	6,475	6,491
USIS Merger Sub, Inc.
6.88%, 05/01/25 (h)	19,955	20,306
		100,984
Industrials 0.7%
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 12/15/21) (d) (j)	35,042	34,241
Korn Ferry
4.63%, 12/15/27 (h)	2,020	2,103
Lennox International Inc.
3.00%, 11/15/23	340	355
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	2,782	2,861
Sensata Technologies B.V.
4.88%, 10/15/23 (h)	2,715	2,897
5.63%, 11/01/24 (h)	670	741
5.00%, 10/01/25 (h)	4,400	4,865
SkyMiles IP Ltd.
4.50%, 10/20/25 (h)	13,040	13,962
4.75%, 10/20/28 (h)	7,255	8,093
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (h)	1,255	1,318
Xylem Inc.
4.88%, 10/01/21	125	125
		71,561
Health Care 0.3%
Avantor Funding, Inc.
4.63%, 07/15/28 (h)	9,225	9,718
Heartland Dental LLC
8.50%, 05/01/26 (h)	10,910	11,297
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (h) (i)	5,290	5,724
Teleflex Incorporated
4.63%, 11/15/27	2,185	2,293
Tenet Healthcare Corporation
4.63%, 09/01/24 (h)	3,425	3,503
		32,535
Real Estate 0.1%
SBA Communications Corporation
4.88%, 09/01/24	8,515	8,670
3.88%, 02/15/27	5,520	5,716
		14,386
Utilities 0.1%
NiSource Inc.
5.65%, (100, 06/15/23) (j)	6,905	7,257
Information Technology 0.1%
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (h)	5,200	5,201
4.88%, 07/01/29 (h)	1,595	1,598
		6,799
Total Corporate Bonds And Notes (cost $710,915)		759,161
PREFERRED STOCKS 0.7%
Utilities 0.7%
Alabama Power Company, 5.00%, (100, 10/01/22) (i) (j)	11	285
American Electric Power Company, Inc., 6.13%, 03/15/22 (k)	210	10,015
CMS Energy Corporation, 5.88%, 10/15/78 (i)	497	13,322
CMS Energy Corporation, 5.88%, 03/01/79 (i)	811	21,913
DTE Energy Company, 5.25%, 12/01/77	79	2,040
Duke Energy Corporation, 5.63%, 09/15/78 (i)	19	507
NiSource Inc., 6.50% (i) (j)	288	7,901
NiSource Inc., 7.75%, 12/01/23 (b) (i) (k)	163	16,889
SCE Trust IV, 5.38%, (100, 09/15/25) (i) (j)	319	7,905
		80,777
Financials 0.0%
The Charles Schwab Corporation, 5.95% (i) (j)	4	102
Total Preferred Stocks (cost $77,327)		80,879
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25	3,350	3,468
Series 2017-A23-1A, 4.12%, 07/26/27	3,624	3,899
Series 2019-A2-1A, 3.67%, 10/25/29 (h)	2,896	3,100
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	12	13
US Airways, Inc.
Series 2012-PTT-2A, 4.63%, 06/03/25	263	263
Series 2013-A-1, 3.95%, 11/15/25	160	163
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,290)		10,906
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (l)	138	1,344
Total Investment Companies (cost $1,396)		1,344

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 15.8%
Investment Companies 15.7%
JNL Government Money Market Fund, 0.01% (l) (m)	9,628	9,628
T. Rowe Price Government Reserve Fund, 0.05% (l) (m)	1,732,811	1,732,811
		1,742,439
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.01% (l) (m)	8,688	8,688
Total Short Term Investments (cost $1,751,127)		1,751,127
Total Investments 102.5% (cost $9,753,013)		11,373,009
Other Derivative Instruments (1.3)%		(148,142)
Other Assets and Liabilities, Net (1.2)%		(124,912)
Total Net Assets 100.0%		11,099,955

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $431,566 and 3.9% of the Fund.

(i) All or a portion of the security was on loan as of September 30, 2021.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Convertible security.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/T. Rowe Price Capital Appreciation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund, 0.00%	1,293	39	—	39	—	12	1,344	—

JNL/T. Rowe Price Capital Appreciation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	08/05/20	63,064	86,702	0.8

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alphabet Inc.	GSC	Call	1,800.00	01/21/22	85	(7,455)
Alphabet Inc.	GSC	Call	1,780.00	01/21/22	85	(7,689)
Alphabet Inc.	GSC	Call	1,760.00	01/21/22	85	(7,780)
Alphabet Inc.	GSC	Call	2,000.00	06/17/22	26	(1,892)
Alphabet Inc.	GSC	Call	2,100.00	06/17/22	26	(1,672)
Alphabet Inc.	GSC	Call	1,980.00	06/17/22	26	(1,936)
Alphabet Inc.	GSC	Call	1,960.00	09/16/22	26	(2,066)
Alphabet Inc.	GSC	Call	2,100.00	09/16/22	26	(1,768)
Alphabet Inc.	GSC	Call	1,980.00	09/16/22	26	(2,018)
Alphabet Inc.	GSC	Call	2,000.00	09/16/22	26	(1,978)
Alphabet Inc.	GSC	Call	3,300.00	01/20/23	27	(366)
Alphabet Inc.	GSC	Call	3,200.00	01/20/23	26	(415)
Alphabet Inc.	GSC	Call	3,500.00	01/20/23	27	(266)
Alphabet Inc.	GSC	Call	3,400.00	01/20/23	27	(316)
Alphabet Inc.	SIG	Call	2,650.00	06/17/22	10	(266)
Alphabet Inc.	SIG	Call	2,550.00	06/17/22	9	(288)
Alphabet Inc.	SIG	Call	2,600.00	06/17/22	10	(291)
Alphabet Inc.	SIG	Call	2,450.00	09/16/22	6	(258)
Alphabet Inc.	SIG	Call	2,500.00	09/16/22	6	(240)
Alphabet Inc.	SIG	Call	2,600.00	09/16/22	7	(239)
Alphabet Inc.	SIG	Call	2,550.00	09/16/22	7	(259)
Amazon.com, Inc.	CCI	Call	4,100.00	01/21/22	25	(35)
Amazon.com, Inc.	CCI	Call	4,200.00	01/21/22	25	(24)
Amazon.com, Inc.	CCI	Call	4,300.00	01/21/22	25	(19)
Amazon.com, Inc.	CCI	Call	4,000.00	01/21/22	24	(44)
Amazon.com, Inc.	CGM	Call	4,800.00	01/20/23	15	(102)
Amazon.com, Inc.	CGM	Call	4,500.00	01/20/23	14	(137)
Amazon.com, Inc.	CGM	Call	4,700.00	01/20/23	14	(110)
Amazon.com, Inc.	CGM	Call	4,900.00	01/20/23	16	(99)
Amazon.com, Inc.	CGM	Call	5,000.00	01/20/23	16	(91)
Amazon.com, Inc.	CGM	Call	4,600.00	01/20/23	14	(125)
Amazon.com, Inc.	CGM	Call	5,100.00	01/20/23	16	(76)
Amazon.com, Inc.	CSI	Call	4,000.00	01/21/22	38	(69)
Amazon.com, Inc.	CSI	Call	3,900.00	01/21/22	38	(98)
Amazon.com, Inc.	CSI	Call	3,800.00	01/21/22	38	(142)
Amazon.com, Inc.	RBC	Call	4,000.00	01/21/22	16	(29)
Amazon.com, Inc.	RBC	Call	3,900.00	01/21/22	17	(44)
Amazon.com, Inc.	RBC	Call	4,100.00	01/21/22	16	(22)
Amazon.com, Inc.	RBC	Call	4,300.00	01/21/22	17	(13)
Amazon.com, Inc.	RBC	Call	4,200.00	01/21/22	16	(16)
Ameren Corporation	CGM	Call	95.00	12/17/21	467	(5)
Ameren Corporation	CGM	Call	90.00	12/17/21	467	(18)
American Electric Power Company, Inc.	JPM	Call	95.00	01/21/22	1,883	(34)
American Electric Power Company, Inc.	JPM	Call	97.50	01/21/22	667	(5)
American Electric Power Company, Inc.	JPM	Call	100.00	01/21/22	667	(3)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
American Electric Power Company, Inc.	JPM	Call	90.00	01/21/22	1,535	(92)
American Tower Corporation	CGM	Call	240.00	01/21/22	42	(130)
American Tower Corporation	CGM	Call	250.00	01/21/22	42	(96)
American Tower Corporation	CGM	Call	230.00	01/21/22	170	(672)
American Tower Corporation	CGM	Call	210.00	01/21/22	128	(741)
American Tower Corporation	CGM	Call	220.00	01/21/22	128	(621)
Bank of America Corporation	CSI	Call	35.00	01/21/22	5,084	(4,184)
Bank of America Corporation	CSI	Call	40.00	01/21/22	1,314	(558)
Bank of America Corporation	CSI	Call	45.00	01/21/22	1,315	(203)
Bank of America Corporation	CSI	Call	30.00	01/21/22	4,778	(6,092)
Bank of America Corporation	CSI	Call	32.00	01/21/22	2,542	(2,771)
Bank of America Corporation	CSI	Call	50.00	01/20/23	8,983	(2,111)
Bank of America Corporation	CSI	Call	45.00	01/20/23	9,818	(4,025)
Bank of America Corporation	RBC	Call	37.00	01/21/22	3,846	(2,481)
Bank of America Corporation	SIG	Call	30.00	01/21/22	7,702	(9,820)
Cisco Systems, Inc.	JPM	Call	50.00	01/21/22	1,986	(1,112)
Cisco Systems, Inc.	JPM	Call	47.50	01/21/22	1,987	(1,530)
Cisco Systems, Inc.	JPM	Call	45.00	01/21/22	1,987	(1,937)
CME Group Inc.	JPM	Call	230.00	01/21/22	385	(45)
CME Group Inc.	JPM	Call	220.00	01/21/22	385	(65)
Danaher Corporation	CSI	Call	280.00	01/21/22	214	(719)
Danaher Corporation	CSI	Call	290.00	01/21/22	134	(351)
Danaher Corporation	CSI	Call	250.00	01/21/22	786	(4,665)
Danaher Corporation	CSI	Call	270.00	01/21/22	80	(336)
Danaher Corporation	JPM	Call	300.00	01/21/22	969	(1,928)
Exelon Corporation	CGM	Call	47.00	01/21/22	2,590	(803)
Exelon Corporation	CGM	Call	50.00	01/21/22	667	(100)
Exelon Corporation	CGM	Call	45.00	01/21/22	411	(185)
Exelon Corporation	CGM	Call	40.00	01/21/22	411	(353)
Exelon Corporation	CGM	Call	43.00	01/21/22	411	(244)
Facebook, Inc.	JPM	Call	380.00	01/21/22	228	(186)
Facebook, Inc.	JPM	Call	400.00	01/21/22	1,695	(754)
Facebook, Inc.	JPM	Call	345.00	01/21/22	240	(499)
Facebook, Inc.	JPM	Call	340.00	01/21/22	240	(564)
Facebook, Inc.	JPM	Call	345.00	09/16/22	134	(551)
Facebook, Inc.	JPM	Call	360.00	09/16/22	134	(460)
Fiserv, Inc.	GSC	Call	135.00	01/21/22	267	(18)
Fiserv, Inc.	GSC	Call	130.00	01/21/22	267	(26)
FleetCor Technologies, Inc.	JPM	Call	310.00	01/21/22	67	(20)
FleetCor Technologies, Inc.	JPM	Call	300.00	01/21/22	100	(43)
General Electric Company	JPM	Call	15.00	01/21/22	6,442	(180)
General Electric Company	JPM	Call	12.00	01/21/22	6,442	(940)
General Electric Company	SIG	Call	15.00	01/21/22	12,818	(359)
Global Payments Inc.	GSC	Call	240.00	01/21/22	200	(10)
Global Payments Inc.	GSC	Call	230.00	01/21/22	200	(48)
Hilton Worldwide Holdings Inc.	CGM	Call	135.00	01/21/22	261	(209)
Hilton Worldwide Holdings Inc.	CGM	Call	130.00	01/21/22	594	(635)
Hilton Worldwide Holdings Inc.	CGM	Call	125.00	01/21/22	333	(454)
Hilton Worldwide Holdings Inc.	GSC	Call	140.00	01/21/22	770	(448)
Hilton Worldwide Holdings Inc.	GSC	Call	135.00	01/21/22	770	(616)
Intercontinental Exchange, Inc.	JPM	Call	135.00	01/21/22	320	(8)
Intercontinental Exchange, Inc.	JPM	Call	130.00	01/21/22	654	(41)
Intercontinental Exchange, Inc.	JPM	Call	125.00	01/21/22	334	(48)
Keurig Dr Pepper Inc.	SIG	Call	32.00	12/17/21	1,956	(543)
Lockheed Martin Corporation	JPM	Call	375.00	01/21/22	177	(87)
Lockheed Martin Corporation	JPM	Call	360.00	01/21/22	178	(167)
Lockheed Martin Corporation	JPM	Call	340.00	01/21/22	178	(330)
Marriott International, Inc.	CSI	Call	160.00	01/21/22	267	(155)
Marriott International, Inc.	CSI	Call	165.00	01/21/22	196	(82)
Marriott International, Inc.	CSI	Call	170.00	01/21/22	196	(59)
Marriott International, Inc.	CSI	Call	145.00	01/21/22	513	(624)
Marriott International, Inc.	CSI	Call	150.00	01/21/22	513	(493)
Marriott International, Inc.	CSI	Call	155.00	01/21/22	267	(202)
Marsh & Mclennan Companies, Inc.	GSC	Call	155.00	10/15/21	534	(49)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Marsh & Mclennan Companies, Inc.	GSC	Call	150.00	10/15/21	534	(170)
McDonald's Corporation	CGM	Call	220.00	01/21/22	157	(385)
McDonald's Corporation	CGM	Call	230.00	01/21/22	158	(264)
McDonald's Corporation	CGM	Call	210.00	01/21/22	158	(537)
McDonald's Corporation	GSC	Call	270.00	01/20/23	319	(316)
McDonald's Corporation	GSC	Call	260.00	01/20/23	319	(415)
McDonald's Corporation	RBC	Call	210.00	01/21/22	128	(435)
McDonald's Corporation	RBC	Call	220.00	01/21/22	128	(314)
McDonald's Corporation	RBC	Call	230.00	01/21/22	128	(214)
Medtronic Public Limited Company	CSI	Call	130.00	01/21/22	257	(109)
Medtronic Public Limited Company	CSI	Call	125.00	01/21/22	258	(156)
Medtronic Public Limited Company	CSI	Call	115.00	01/21/22	258	(372)
Microsoft Corporation	BOA	Call	275.00	01/21/22	200	(417)
Microsoft Corporation	BOA	Call	270.00	01/21/22	200	(475)
Microsoft Corporation	BOA	Call	280.00	01/21/22	200	(353)
Microsoft Corporation	CCI	Call	280.00	01/21/22	1,198	(2,114)
Microsoft Corporation	CGM	Call	340.00	01/20/23	952	(1,319)
Microsoft Corporation	CGM	Call	350.00	01/20/23	952	(1,132)
Microsoft Corporation	CGM	Call	330.00	01/20/23	456	(721)
Microsoft Corporation	CGM	Call	360.00	01/20/23	496	(506)
Microsoft Corporation	JPM	Call	350.00	01/20/23	503	(599)
Microsoft Corporation	JPM	Call	360.00	01/20/23	502	(512)
Microsoft Corporation	JPM	Call	355.00	01/20/23	503	(554)
Microsoft Corporation	SIG	Call	265.00	01/21/22	331	(907)
Microsoft Corporation	SIG	Call	255.00	01/21/22	421	(1,464)
Microsoft Corporation	SIG	Call	250.00	01/21/22	421	(1,634)
Microsoft Corporation	SIG	Call	275.00	01/21/22	330	(688)
Microsoft Corporation	SIG	Call	270.00	01/21/22	330	(784)
Microsoft Corporation	SIG	Call	260.00	01/21/22	421	(1,335)
Microsoft Corporation	SIG	Call	350.00	01/20/23	484	(576)
Microsoft Corporation	SIG	Call	320.00	01/20/23	484	(956)
Microsoft Corporation	SIG	Call	330.00	01/20/23	484	(764)
Microsoft Corporation	SIG	Call	300.00	01/20/23	1,395	(3,823)
Microsoft Corporation	SIG	Call	340.00	01/20/23	484	(670)
Mondelez International, Inc.	CGM	Call	62.50	01/21/22	529	(41)
Mondelez International, Inc.	CGM	Call	60.00	01/21/22	529	(86)
Mondelez International, Inc.	CGM	Call	57.50	01/21/22	529	(148)
Northrop Grumman Corporation	CSI	Call	325.00	01/21/22	204	(866)
Northrop Grumman Corporation	CSI	Call	315.00	01/21/22	204	(1,029)
Northrop Grumman Corporation	CSI	Call	300.00	01/21/22	204	(1,330)
NXP Semiconductors N.V.	JPM	Call	210.00	01/21/22	321	(267)
NXP Semiconductors N.V.	JPM	Call	200.00	01/21/22	321	(382)
NXP Semiconductors N.V.	JPM	Call	195.00	01/21/22	321	(473)
PepsiCo, Inc.	SIG	Call	155.00	01/21/22	538	(199)
PepsiCo, Inc.	SIG	Call	145.00	01/21/22	538	(492)
PepsiCo, Inc.	SIG	Call	140.00	01/21/22	540	(700)
Roper Technologies, Inc.	JPM	Call	500.00	11/19/21	67	(5)
Roper Technologies, Inc.	JPM	Call	490.00	11/19/21	67	(15)
Ross Stores, Inc.	BOA	Call	135.00	01/21/22	62	(4)
Ross Stores, Inc.	BOA	Call	140.00	01/21/22	62	(3)
Ross Stores, Inc.	CSI	Call	130.00	01/21/22	131	(15)
Ross Stores, Inc.	CSI	Call	135.00	01/21/22	131	(9)
Teledyne Technologies Incorporated	JPM	Call	480.00	12/17/21	67	(34)
Teledyne Technologies Incorporated	JPM	Call	470.00	12/17/21	67	(45)
The Coca-Cola Company	CSI	Call	55.00	01/21/22	1,814	(172)
The Coca-Cola Company	CSI	Call	52.50	01/21/22	1,813	(359)
The Coca-Cola Company	CSI	Call	50.00	01/21/22	1,813	(652)
The PNC Financial Services Group, Inc.	CGM	Call	185.00	01/21/22	531	(924)
The PNC Financial Services Group, Inc.	CGM	Call	190.00	01/21/22	274	(392)
The PNC Financial Services Group, Inc.	CGM	Call	175.00	01/21/22	257	(630)
The PNC Financial Services Group, Inc.	CGM	Call	180.00	01/21/22	531	(1,105)
The PNC Financial Services Group, Inc.	CGM	Call	230.00	01/20/23	530	(584)
The PNC Financial Services Group, Inc.	CGM	Call	220.00	01/20/23	530	(726)
Thermo Fisher Scientific Inc.	CGM	Call	600.00	01/21/22	154	(311)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Thermo Fisher Scientific Inc.	CGM	Call	580.00	01/21/22	310	(889)
Thermo Fisher Scientific Inc.	CGM	Call	560.00	01/21/22	156	(611)
UnitedHealth Group Incorporated	CGM	Call	460.00	01/21/22	67	(17)
UnitedHealth Group Incorporated	CGM	Call	470.00	01/21/22	67	(10)
UnitedHealth Group Incorporated	CGM	Call	420.00	01/21/22	129	(146)
UnitedHealth Group Incorporated	CGM	Call	400.00	01/21/22	129	(250)
UnitedHealth Group Incorporated	CGM	Call	410.00	01/21/22	129	(184)
Visa Inc.	CGM	Call	250.00	01/21/22	839	(240)
Visa Inc.	CSI	Call	235.00	01/21/22	443	(297)
Visa Inc.	CSI	Call	240.00	01/21/22	261	(133)
Visa Inc.	CSI	Call	245.00	01/21/22	635	(248)
Visa Inc.	CSI	Call	255.00	01/21/22	508	(105)
Visa Inc.	CSI	Call	250.00	01/21/22	374	(107)
Visa Inc.	CSI	Call	230.00	01/21/22	443	(381)
Visa Inc.	CSI	Call	265.00	01/21/22	134	(15)
Visa Inc.	CSI	Call	260.00	01/21/22	134	(21)
Visa Inc.	CSI	Call	225.00	01/21/22	443	(483)
Visa Inc.	GSC	Call	260.00	01/21/22	244	(37)
Visa Inc.	GSC	Call	255.00	01/21/22	227	(47)
Visa Inc.	GSC	Call	270.00	01/21/22	244	(20)
Visa Inc.	GSC	Call	230.00	01/21/22	492	(423)
Visa Inc.	GSC	Call	250.00	01/21/22	471	(135)
Visa Inc.	GSC	Call	225.00	01/21/22	492	(536)
Visa Inc.	JPM	Call	220.00	01/21/22	376	(510)
Visa Inc.	JPM	Call	225.00	01/21/22	376	(410)
Visa Inc.	JPM	Call	230.00	01/21/22	376	(323)
Waste Management, Inc.	CSI	Call	130.00	01/21/22	261	(565)
Waste Management, Inc.	CSI	Call	120.00	01/21/22	261	(820)
Waste Management, Inc.	CSI	Call	115.00	01/21/22	261	(940)
Yum! Brands, Inc.	JPM	Call	120.00	01/21/22	1,242	(870)
Yum! Brands, Inc.	JPM	Call	125.00	01/21/22	513	(223)
Yum! Brands, Inc.	JPM	Call	105.00	01/21/22	141	(262)
Yum! Brands, Inc.	JPM	Call	110.00	01/21/22	141	(200)
						(148,142)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	7,718,250	—	—	7,718,250
Senior Floating Rate Instruments	—	1,050,558	784	1,051,342
Corporate Bonds And Notes	—	759,161	—	759,161
Preferred Stocks	80,879	—	—	80,879
Non-U.S. Government Agency Asset-Backed Securities	—	10,906	—	10,906
Investment Companies	1,344	—	—	1,344
Short Term Investments	1,751,127	—	—	1,751,127
	9,551,600	1,820,625	784	11,373,009
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(148,142)	—	(148,142)
	—	(148,142)	—	(148,142)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.7%
Information Technology 36.9%
Advanced Micro Devices, Inc. (a)	1,020	104,922
Affirm Holdings, Inc. - Class A (a)	172	20,487
Apple Inc. (a)	4,668	660,570
ASML Holding - ADR (a)	265	197,699
Avalara, Inc. (a)	290	50,597
Bill.Com Holdings Inc. (a)	45	12,064
Black Knight, Inc. (a)	828	59,649
Ceridian HCM Holding Inc. (a)	261	29,410
Coupa Software Incorporated (a)	52	11,465
Datadog, Inc. - Class A (a)	484	68,439
Fiserv, Inc. (a)	1,159	125,708
Global Payments Inc.	606	95,498
Intuit Inc. (a)	548	295,530
MasterCard Incorporated - Class A	600	208,528
Microsoft Corporation (a)	4,212	1,187,392
MongoDB, Inc. - Class A (a)	187	88,355
NVIDIA Corporation (a)	449	92,963
Paycom Software, Inc. (a)	75	37,217
Paypal Holdings, Inc. (a)	487	126,674
Salesforce.Com, Inc. (a)	699	189,657
SentinelOne, Inc. - Class A (a)	715	38,303
ServiceNow, Inc. (a)	294	182,828
Snowflake Inc. - Class A (a)	92	27,871
Splunk Inc. (a)	359	51,896
Spotify Technology S.A. (a)	567	127,664
Square, Inc. - Class A (a)	171	41,085
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	776	86,673
The Trade Desk, Inc. - Class A (a)	624	43,878
Toast, Inc. - Class A (a)	54	2,694
Uipath, Inc. - Class A (a)	1,207	63,481
Visa Inc. - Class A	1,276	284,253
Workday, Inc. - Class A (a)	151	37,752
Zebra Technologies Corp. - Class A (a)	53	27,319
Zoom Video Communications, Inc. - Class A (a)	378	98,827
		4,777,348
Communication Services 24.2%
Activision Blizzard, Inc. (a)	536	41,501
Alphabet Inc. - Class A (a)	201	538,500
Alphabet Inc. - Class C (a)	174	464,683
Booking Holdings Inc. (a)	38	90,950
Facebook, Inc. - Class A (a)	2,277	772,747
Kuaishou Technology (a) (b) (c)	143	1,536
Match Group Holdings II, LLC (a)	656	102,966
Match Group, Inc. (a)	66	8,567
Meituan Dianping - Class B (a) (c)	928	29,586
Netflix, Inc. (a)	468	285,439
Pinterest, Inc. - Class A (a)	998	50,850
Roblox Corporation - Class A (a)	493	37,209
SEA, Ltd. - Class A - ADR (a)	1,011	322,125
Snap Inc. - Class A (a)	4,143	306,012
Tencent Holdings Limited	1,344	80,966
Vimeo Holdings, Inc. (a)	301	8,851
		3,142,488
Consumer Discretionary 21.1%
Airbnb, Inc. - Class A (a)	411	68,940
Alibaba Group Holding Limited - ADR (a)	592	87,684
Amazon.com, Inc. (a)	381	1,250,224
Aptiv PLC (a)	105	15,584
Carvana Co. - Class A (a)	177	53,401
Chipotle Mexican Grill Inc. (a)	53	96,707
Coupang, Inc. - Class A (a)	1,285	35,781
Doordash, Inc. - Class A (a)	474	97,656
Draftkings Inc. - Class A (a)	794	38,239
Farfetch Ltd - Class A (a)	1,489	55,812
Ferrari N.V.	489	102,224
Las Vegas Sands Corp. (a)	1,111	40,650
Lululemon Athletica Inc. (a)	281	113,906
NIKE, Inc. - Class B	570	82,736
Pinduoduo Inc. - ADR (a)	290	26,276
Ross Stores Inc. (a)	1,542	167,864
Tesla Inc. (a)	435	337,660
Wynn Resorts Ltd. (a)	809	68,566
		2,739,910
Health Care 8.5%
Align Technology, Inc. (a)	49	32,320
Anthem, Inc.	150	56,079
argenx SE - ADR (a)	88	26,575
AstraZeneca PLC - ADR (a)	1,287	77,296
Avantor, Inc. (a)	1,602	65,505
Cigna Holding Company	264	52,839
Eli Lilly & Co.	674	155,787
HCA Healthcare, Inc.	516	125,364
Humana Inc.	100	38,990
Incyte Corporation (a)	378	26,002
Intuitive Surgical, Inc. (a)	203	202,049
Stryker Corporation	604	159,177
UnitedHealth Group Incorporated	206	80,343
		1,098,326
Industrials 5.8%
Airbus SE (a)	725	95,837
Cintas Corp. (a)	238	90,545
DiDi Global Inc. (a) (d)	246	7,289
FedEx Corporation	447	98,063
Generac Holdings Inc. (a)	201	82,082
Norfolk Southern Corporation	123	29,461
Roper Technologies, Inc.	275	122,765
Southwest Airlines Co. (a)	691	35,514
Teledyne Technologies Inc. (a)	265	114,042
TransUnion	714	80,212
		755,810
Financials 3.1%
Afterpay Limited (a)	1,121	96,937
Bright Health Group, Inc. (a) (b)	708	5,776
MarketAxess Holdings Inc. (a)	51	21,340
MSCI Inc. - Class A	61	36,913
S&P Global Inc.	202	85,979
Shopify Inc. - Class A (a)	47	63,997
StoneCo Ltd. - Class A (a)	506	17,572
Tradeweb Markets Inc. - Class A (a)	334	26,969
XP Inc. - Class A (a)	1,157	46,486
		401,969
Materials 0.1%
Linde Public Limited Company	37	10,982
Real Estate 0.0%
WeWork Companies Inc. (c) (e)	103	767
Total Common Stocks (cost $7,519,714)		12,927,600
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.01% (f) (g)	6,825	6,825
Investment Companies 0.0%
JNL Government Money Market Fund, 0.01% (f) (g)	2,053	2,053
T. Rowe Price Government Reserve Fund, 0.05% (f) (g)	985	985
		3,038
Total Short Term Investments (cost $9,863)		9,863
Total Investments 99.8% (cost $7,529,577)		12,937,463
Other Assets and Liabilities, Net 0.2%		23,267
Total Net Assets 100.0%		12,960,730

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/T. Rowe Price Established Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Kuaishou Technology	01/29/21	2,262	1,536	—
Meituan Dianping - Class B	08/25/21	28,722	29,586	0.2
WeWork Companies Inc.	06/23/15	3,391	767	—
		34,375	31,889	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	12,614,682	312,151	767	12,927,600
Short Term Investments	9,863	—	—	9,863
	12,624,545	312,151	767	12,937,463

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 96.9%
Health Care 26.7%
Acadia Healthcare Company, Inc. (a)	963	61,420
Agilent Technologies, Inc.	861	135,633
Agilon Health Management, Inc. (a)	271	7,103
Alcon AG (a)	592	47,638
Alkermes Public Limited Company (a)	1,198	36,946
Alnylam Pharmaceuticals, Inc. (a)	238	44,937
argenx SE - ADR (a)	116	35,032
Avantor, Inc. (a)	2,654	108,549
Bruker Corp. (a)	1,620	126,522
Catalent Inc. (a)	1,305	173,656
Cooper Cos. Inc.	226	93,408
Dentsply Sirona Inc.	408	23,684
Doximity, Inc. - Class A (a)	134	10,814
Elanco Animal Health (a)	1,451	46,272
Exact Sciences Corporation (a)	281	26,821
Exelixis, Inc. (a)	483	10,211
Hologic Inc. (a)	2,420	178,620
ICU Medical, Inc. (a)	163	38,041
Incyte Corporation (a)	465	31,985
Ionis Pharmaceuticals Inc. (a)	717	24,048
Kodiak Sciences, Inc. (a)	68	6,527
Molina Healthcare, Inc. (a)	98	26,588
Multiplan Corporation - Class A (a) (b)	2,914	16,406
Neurocrine Biosciences, Inc. (a)	283	27,143
Ortho Clinical Diagnostics Holdings PLC (a)	1,130	20,882
Perrigo Company Public Limited Company	1,178	55,755
PPD, Inc. (a)	104	4,866
Quidel Corporation (a)	326	46,015
Seagen Inc. (a)	319	54,166
Teleflex Incorporated	389	146,478
Ultragenyx Pharmaceutical Inc. (a)	192	17,317
Veeva Systems Inc. - Class A (a)	270	77,806
Warby Parker Inc. - Class A (a)	43	2,281
West Pharmaceutical Services Inc.	126	53,492
		1,817,062
Information Technology 21.7%
Amphenol Corporation - Class A	499	36,542
Atlassian Corporation PLC - Class A (a)	109	42,525
Bill.Com Holdings Inc. (a)	115	30,699
Black Knight, Inc. (a)	687	49,464
Broadridge Financial Solutions, Inc.	145	24,163
CCC Intelligent Solutions Holdings Inc. (a) (b)	869	9,133
Ceridian HCM Holding Inc. (a)	721	81,199
Citrix Systems Inc. (a)	328	35,217
Clear Secure, Inc. - Class A (a) (b)	92	3,786
Cognex Corp. (a)	233	18,691
Corning Incorporated	1,425	51,998
CrowdStrike Holdings, Inc. - Class A (a)	166	40,800
DocuSign, Inc. (a)	331	85,209
Entegris, Inc. (a)	566	71,259
FleetCor Technologies Inc. (a)	314	82,039
Fortinet, Inc. (a)	234	68,337
Jack Henry & Associates Inc. (a)	97	15,914
Keysight Technologies, Inc. (a)	582	95,617
KLA-Tencor Corp. (a)	242	80,951
Lattice Semiconductor Corp. (a)	222	14,352
Leidos Holdings Inc.	218	20,956
Littelfuse Inc. (a)	22	6,012
Marvell Technology, Inc.	1,933	116,579
Microchip Technology Incorporated (a)	1,067	163,774
National Instruments Corp. (a)	1,140	44,722
nCino, Inc. (a)	197	13,993
Procore Technologies, Inc. (a)	15	1,373
PTC Inc. (a)	317	37,973
SentinelOne, Inc. - Class A (a) (b)	57	3,066
Skyworks Solutions, Inc. (a)	318	52,400
Splunk Inc. (a)	153	22,141
Spotify Technology S.A. (a)	240	54,082
Thoughtworks Holding, Inc. (a)	198	5,679
Toast, Inc. - Class A (a)	28	1,410
		1,482,055
Industrials 16.4%
Alaska Air Group, Inc.	9	527
BWXT Government Group, Inc.	764	41,149
Clarivate PLC (a)	3,206	70,211
Colfax Corp. (a)	1,668	76,561
CoStar Group, Inc. (a)	856	73,667
Elance, Inc. (a)	226	10,177
Equifax Inc.	272	68,930
Fortive Corporation	863	60,902
IDEX Corporation	315	65,189
Ingersoll Rand Inc. (a)	2,526	127,336
JB Hunt Transport Services Inc. (a)	575	96,152
LegalZoom.com, Inc. (a) (b)	90	2,376
Roper Technologies, Inc.	121	53,982
Shoals Technologies LLC - Class A (a)	391	10,901
Southwest Airlines Co. (a)	1,087	55,904
Textron Inc.	2,137	149,184
TransUnion	778	87,377
Verisk Analytics, Inc. (a)	154	30,842
Waste Connections, Inc. (a)	290	36,520
		1,117,887
Consumer Discretionary 12.5%
Aptiv PLC (a)	331	49,309
Bath & Body Works Direct, Inc.	272	17,144
Bright Horizons Family Solutions Inc. (a)	186	25,932
Burlington Stores Inc. (a)	372	105,488
Chipotle Mexican Grill Inc. (a)	42	76,336
Dollar Tree Inc. (a)	362	34,651
Domino's Pizza, Inc.	91	43,403
Draftkings Inc. - Class A (a)	469	22,587
ETSY, Inc. (a)	281	58,437
Farfetch Ltd - Class A (a)	470	17,616
Five Below, Inc. (a)	93	16,443
Hilton Worldwide Holdings Inc. (a)	724	95,648
Lululemon Athletica Inc. (a)	39	15,783
MGM Resorts International	1,040	44,876
On Holding AG - Class A (a)	113	3,390
O'Reilly Automotive, Inc. (a)	127	77,605
Ross Stores Inc. (a)	313	34,070
Terminix Global Hldgs Inc. (a)	1,104	46,004
Vail Resorts, Inc.	157	52,446
VF Corp.	217	14,537
Wayfair Inc. - Class A (a)	9	2,300
		854,005
Materials 6.3%
Ardagh Metal Packaging S.A. (a) (b)	798	7,948
Avery Dennison Corporation	312	64,650
Ball Corporation	1,703	153,219
Kirkland Lake Gold Ltd. (a)	873	36,308
Martin Marietta Materials Inc.	98	33,485
Packaging Corporation of America	184	25,289
Reynolds Consumer Products LLC	739	20,204
RPM International Inc.	417	32,380
Sealed Air Corporation	1,001	54,845
		428,328
Financials 6.1%
Assurant, Inc.	365	57,579
AXIS Capital Holdings Limited	706	32,504
Bright Health Group, Inc. (a) (b)	321	2,621
Cboe Global Markets, Inc.	451	55,861
K.K.R. Co., Inc. - Class A	1,314	79,996
Kemper Corp.	232	15,495
MarketAxess Holdings Inc. (a)	84	35,338
Raymond James Financial Inc.	216	19,933
SoFi Technologies, Inc. (a) (b)	1,439	22,851
Tradeweb Markets Inc. - Class A (a)	794	64,139
Webster Financial Corp.	498	27,121
		413,438
Consumer Staples 3.0%
Boston Beer Co. Inc. - Class A (a)	56	28,550
Casey's General Stores Inc. (a)	369	69,538

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Dollar General Corporation	362	76,795
Olaplex Holdings, Inc. (a)	356	8,729
Treehouse Foods, Inc. (a)	610	24,327
		207,939
Communication Services 2.7%
Liberty Media Corporation - Series C (a)	730	37,529
Match Group Holdings II, LLC (a)	272	42,701
Match Group, Inc. (a)	239	31,139
Pinterest, Inc. - Class A (a)	181	9,222
Playtika Holding Corp. (a)	544	15,031
Vimeo Holdings, Inc. (a)	634	18,621
Zynga Inc. - Class A (a)	3,624	27,289
		181,532
Utilities 1.5%
Ameren Corporation	352	28,512
Eversource Energy	219	17,905
Sempra Energy	427	54,016
		100,433
Real Estate 0.0%
WeWork Companies Inc. - Series D-2 (c) (d)	69	511
WeWork Companies Inc. - Series D-1 (c) (d)	156	1,158
		1,669
Total Common Stocks (cost $4,145,495)		6,604,348
SHORT TERM INVESTMENTS 3.6%
Investment Companies 3.1%
JNL Government Money Market Fund, 0.01% (e) (f)	2,579	2,579
T. Rowe Price Government Reserve Fund, 0.05% (e) (f)	211,678	211,678
		214,257
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.01% (e) (f)	32,425	32,425
Total Short Term Investments (cost $246,682)		246,682
Total Investments 100.5% (cost $4,392,177)		6,851,030
Other Assets and Liabilities, Net (0.5)%		(37,024)
Total Net Assets 100.0%		6,814,006

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/T. Rowe Price Mid-Cap Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WeWork Companies Inc. - Series D-2	12/09/14	1,143	511	—
WeWork Companies Inc. - Series D-1	12/09/14	2,591	1,158	—
		3,734	1,669	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	6,602,679	—	1,669	6,604,348
Short Term Investments	246,682	—	—	246,682
	6,849,361	—	1,669	6,851,030

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 48.9%
Financials 16.9%
AerCap Ireland Capital Designated Activity Company
4.45%, 12/16/21	2,325	2,336
4.13%, 07/03/23	2,960	3,118
4.50%, 09/15/23	2,120	2,257
4.88%, 01/16/24	2,140	2,312
AerCap Ireland Limited
3.95%, 02/01/22	3,700	3,730
American International Group, Inc.
2.50%, 06/30/25	2,880	3,015
Aon Corporation
2.20%, 11/15/22	835	852
Avolon Holdings Funding Limited
3.63%, 05/01/22 (a)	3,515	3,565
3.95%, 07/01/24 (a) (b)	690	732
2.88%, 02/15/25 (a)	1,805	1,856
2.13%, 02/21/26 (a)	2,835	2,811
Banco Bilbao Vizcaya Argentaria, S.A.
0.88%, 09/18/23 (c)	4,200	4,225
Banco Del Estado De Chile
2.70%, 01/09/25 (a)	1,180	1,227
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (d)	3,600	3,713
Bank of America Corporation
2.50%, 10/21/22	1,760	1,762
1.29%, (3 Month USD LIBOR + 1.16%), 01/20/23 (e)	4,025	4,038
0.81%, 10/24/24	1,465	1,470
0.98%, 04/22/25	2,665	2,679
1.73%, 07/22/27	1,885	1,895
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	6,355	6,820
Banque Federative du Credit Mutuel
2.13%, 11/21/22 (a)	2,890	2,949
0.65%, 02/27/24 (a)	2,390	2,387
1.00%, 02/04/25 (a)	2,780	2,784
Barclays PLC
1.70%, 05/12/22 (c)	1,290	1,300
4.34%, 05/16/24 (c)	1,650	1,742
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	3,865	4,112
Boral Finance Pty Limited
3.00%, 11/01/22 (a)	350	357
BPCE
5.70%, 10/22/23 (a)	5,510	6,037
Brighthouse Financial, Inc.
0.60%, 06/28/23 (a)	2,115	2,116
1.00%, 04/12/24 (a)	2,150	2,161
Capital One Financial Corporation
3.20%, 01/30/23	1,540	1,594
3.50%, 06/15/23	1,125	1,182
3.90%, 01/29/24	1,295	1,387
Citigroup Inc.
2.90%, 12/08/21	4,145	4,156
2.31%, 11/04/22	2,615	2,619
0.98%, 05/01/25	2,205	2,213
3.11%, 04/08/26	2,055	2,182
Citizens Bank, National Association
3.25%, 02/14/22	1,560	1,573
2.65%, 05/26/22	2,145	2,174
CNH Industrial Capital LLC
3.88%, 10/15/21	3,355	3,358
CNO Global Funding
1.75%, 10/07/26 (a)	2,075	2,075
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	3,265	3,389
Credit Agricole SA
1.15%, (3 Month USD LIBOR + 1.02%), 04/24/23 (a) (c) (e)	1,605	1,624
Credit Suisse Group AG
3.57%, 01/09/23 (a)	2,375	2,394
3.00%, 12/14/23 (a) (e)	1,310	1,346
Credit Suisse Holdings (USA), Inc.
1.00%, 05/05/23	3,145	3,173
Danske Bank A/S
5.00%, 01/12/22 (a)	2,115	2,141
5.38%, 01/12/24 (a)	1,065	1,169
1.23%, 06/22/24 (a)	3,110	3,140
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	5,355	5,360
Equitable Financial Life Global Funding
0.50%, 11/17/23 (a)	3,360	3,360
Equitable Holdings, Inc.
3.90%, 04/20/23	1,205	1,264
First Niagara Financial Group, Inc.
7.25%, 12/15/21	1,290	1,307
Ford Motor Credit Company LLC
3.81%, 10/12/21	1,025	1,025
General Motors Financial Company, Inc.
2.90%, 02/26/25	3,555	3,729
Harley-Davidson Financial Services, Inc.
4.05%, 02/04/22 (a)	2,975	3,011
2.55%, 06/09/22 (a)	1,025	1,036
HSBC Holdings PLC
0.98%, 05/24/25	820	818
1.65%, 04/18/26 (c)	3,965	3,980
2.10%, 06/04/26 (c)	565	577
Imperial Brands Finance PLC
3.75%, 07/21/22 (a) (f)	8,150	8,310
3.50%, 02/11/23 (a) (f)	4,770	4,914
3.13%, 07/26/24 (a) (f)	2,755	2,899
ING Groep N.V.
1.28%, (3 Month USD LIBOR + 1.15%), 03/29/22 (e)	1,920	1,931
JPMorgan Chase & Co.
0.82%, 06/01/25	2,435	2,433
2.08%, 04/22/26	3,900	4,008
0.93%, (SOFR + 0.89%), 04/22/27 (e)	1,540	1,559
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	1,485	1,554
Lincoln National Corporation
4.00%, 09/01/23	655	698
Lloyds Banking Group PLC
1.33%, 06/15/23 (c)	920	925
4.50%, 11/04/24	965	1,060
LSEGA Financing PLC
0.65%, 04/06/24 (a)	3,520	3,510
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	2,048
Mitsubishi UFJ Financial Group Inc
3.22%, 03/07/22	2,890	2,927
0.95%, 07/19/25	4,130	4,134
Mizuho Financial Group (Cayman) Limited
4.20%, 07/18/22 (d)	4,080	4,197
Moody's Corporation
3.75%, 03/24/25	2,275	2,471
Morgan Stanley
4.88%, 11/01/22	1,115	1,168
0.56%, 11/10/23	3,035	3,040
0.53%, 01/25/24	1,815	1,816
0.73%, 04/05/24	2,500	2,508
Nasdaq, Inc.
0.45%, 12/21/22 (f)	1,935	1,935
Nationwide Building Society
3.62%, 04/26/23 (a)	2,665	2,712
NatWest Markets PLC
2.38%, 05/21/23 (a)	2,935	3,025
0.80%, 08/12/24 (a)	1,695	1,691
Panasonic Corporation
2.54%, 07/19/22 (a)	1,760	1,785
PNC Bank, National Association
2.45%, 07/28/22	2,140	2,176
2.95%, 01/30/23	1,465	1,512

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Principal Life Global Funding II
0.75%, 04/12/24 (a)	1,500	1,501
QNB Finance Ltd
3.50%, 03/28/24 (d)	2,700	2,867
2.63%, 05/12/25 (d)	1,500	1,561
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	2,725	2,841
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (a)	446	471
3.55%, 04/15/24 (a)	860	911
Societe Generale
2.63%, 10/16/24 (a)	315	328
Standard Chartered PLC
3.95%, 01/11/23 (a)	2,985	3,094
1.28%, (3 Month USD LIBOR + 1.15%), 01/20/23 (a) (e)	2,200	2,204
1.32%, 10/14/23 (a)	1,380	1,389
3.89%, 03/15/24 (a)	370	386
0.99%, 01/12/25 (a)	1,040	1,037
1.21%, 03/23/25 (a)	200	200
State Street Corporation
2.83%, 03/30/23	1,885	1,908
SunTrust Banks, Inc.
2.80%, 05/17/22	2,555	2,591
Svenska Handelsbanken AB
0.55%, 06/11/24 (a) (b)	1,815	1,810
1.42%, 06/11/27 (a)	1,755	1,748
Synchrony Financial
3.00%, 06/15/22	880	893
2.85%, 07/25/22	9,755	9,930
4.25%, 08/15/24	4,690	5,067
The Charles Schwab Corporation
4.20%, 03/24/25	2,365	2,614
The Goldman Sachs Group, Inc.
0.91%, (3 Month USD LIBOR + 0.78%), 10/31/22 (e)	735	735
0.63%, 11/17/23	2,250	2,252
0.67%, 03/08/24	1,225	1,226
0.66%, 09/10/24	1,995	1,996
3.50%, 04/01/25	2,495	2,683
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	2,280	2,417
Truist Financial Corporation
0.45%, (SOFR + 0.40%), 06/09/25 (e)	1,795	1,798
UBS Group AG
1.01%, 07/30/24 (a) (c)	3,505	3,530
1.49%, 08/10/27 (a) (c)	905	895
UBS Group Funding (Switzerland) AG
1.35%, (3 Month USD LIBOR + 1.22%), 05/23/23 (a) (e)	2,300	2,315
UniCredit S.p.A.
3.75%, 04/12/22 (a)	4,380	4,453
Volkswagen Group of America, Inc.
2.70%, 09/26/22 (a)	1,345	1,375
Wells Fargo & Company
3.50%, 03/08/22	249	253
1.65%, 06/02/24	1,850	1,887
2.19%, 04/30/26	1,780	1,838
REMIC, 4.13%, 08/15/23	775	826
		297,490
Energy 6.8%
Aker BP ASA
3.00%, 01/15/25 (a)	1,880	1,979
APT Pipelines Limited
4.20%, 03/23/25 (a)	1,455	1,585
BP Capital Markets America Inc.
2.94%, 04/06/23	2,075	2,153
Canadian Natural Resources Limited
2.05%, 07/15/25	3,310	3,390
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,435	5,011
5.88%, 03/31/25	2,835	3,202
Diamondback Energy, Inc.
2.88%, 12/01/24	5,930	6,220
4.75%, 05/31/25	2,345	2,604
Enbridge Inc.
0.45%, (SOFR + 0.40%), 02/17/23 (e)	955	957
4.00%, 10/01/23	4,065	4,303
2.50%, 01/15/25	2,485	2,589
Energy Transfer LP
4.25%, 03/15/23	4,050	4,221
4.20%, 09/15/23	575	611
5.88%, 01/15/24	4,795	5,264
4.90%, 02/01/24	1,885	2,033
2.90%, 05/15/25	480	504
Eni S.p.A.
4.00%, 09/12/23 (a)	3,950	4,202
EOG Resources, Inc.
2.63%, 03/15/23	594	610
EQT Corporation
3.00%, 10/01/22	4,250	4,325
Equinor ASA
2.88%, 04/06/25	3,880	4,120
Exxon Mobil Corporation
2.99%, 03/19/25	4,590	4,896
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (a)	1,270	1,295
2.60%, 10/15/25 (a)	940	964
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	290	297
Pioneer Natural Resources Company
0.55%, 05/15/23	1,540	1,541
0.75%, 01/15/24	1,685	1,683
Plains All American Pipeline, L.P.
2.85%, 01/31/23	3,233	3,302
Reliance Industries Limited
5.40%, 02/14/22 (d)	3,600	3,658
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	5,335	5,392
5.63%, 04/15/23	3,960	4,207
Saudi Arabian Oil Company
2.75%, 04/16/22 (a)	4,280	4,331
Schlumberger Canada Limited
1.40%, 09/17/25	695	702
Schlumberger Holdings Corporation
3.75%, 05/01/24 (a)	3,725	3,982
4.00%, 12/21/25 (a)	760	836
Shell International Finance B.V.
2.38%, 04/06/25	2,505	2,620
Suncor Energy Inc.
2.80%, 05/15/23	3,170	3,282
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	225	231
4.25%, 04/01/24	140	150
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,633
Valero Energy Corporation
2.70%, 04/15/23	3,620	3,737
1.20%, 03/15/24	1,950	1,967
3.65%, 03/15/25	490	529
Western Midstream Operating, LP
4.00%, 07/01/22	3,660	3,716
Williams Partners L.P.
3.35%, 08/15/22	1,005	1,022
4.30%, 03/04/24	635	682
		119,538
Health Care 4.8%
AbbVie Inc.
3.45%, 03/15/22	1,380	1,392
3.25%, 10/01/22	425	434
2.90%, 11/06/22	3,782	3,884
3.20%, 11/06/22	440	451
2.60%, 11/21/24	8,860	9,315
Aetna Inc.
2.80%, 06/15/23	1,245	1,289

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
AmerisourceBergen Corporation
0.74%, 03/15/23	4,790	4,797
AstraZeneca Finance LLC
0.70%, 05/28/24	2,525	2,528
1.20%, 05/28/26	3,530	3,530
AstraZeneca PLC
0.30%, 05/26/23	3,605	3,604
3.50%, 08/17/23	940	993
Baxalta Incorporated
3.60%, 06/23/22	680	692
Becton, Dickinson and Company
3.36%, 06/06/24	1,473	1,567
3.73%, 12/15/24	257	278
Bristol-Myers Squibb Company
3.25%, 02/20/23	462	480
2.90%, 07/26/24	1,426	1,514
Cardinal Health, Inc.
3.20%, 03/15/23 (b)	1,770	1,838
3.08%, 06/15/24	1,445	1,526
3.50%, 11/15/24	2,425	2,600
Cigna Holding Company
3.00%, 07/15/23	1,455	1,516
3.75%, 07/15/23	823	869
0.61%, 03/15/24	875	873
CommonSpirit Health
1.55%, 10/01/25	1,670	1,678
CVS Health Corporation
3.70%, 03/09/23	735	768
2.63%, 08/15/24	785	824
EMD Finance LLC
2.95%, 03/19/22 (a)	1,005	1,013
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	3,585	3,634
Humana Inc.
3.15%, 12/01/22	805	825
2.90%, 12/15/22	430	442
0.65%, 08/03/23	1,345	1,346
3.85%, 10/01/24	1,535	1,661
4.50%, 04/01/25	2,190	2,428
1.35%, 02/03/27	675	666
PeaceHealth
1.38%, 11/15/25	470	475
PerkinElmer, Inc.
0.55%, 09/15/23	1,625	1,626
0.85%, 09/15/24	3,095	3,094
Perrigo Finance Unlimited Company
3.90%, 12/15/24	10,000	10,559
Royalty Pharma PLC
0.75%, 09/02/23	1,895	1,901
Swedbank AB
1.30%, 06/02/23 (a)	2,290	2,323
0.60%, 09/25/23 (a)	2,620	2,626
Thermo Fisher Scientific Inc.
4.13%, 03/25/25	790	869
		84,728
Consumer Discretionary 4.6%
7-Eleven, Inc.
0.58%, (3 Month USD LIBOR + 0.45%), 08/10/22 (a) (e)	417	417
0.63%, 02/10/23 (a)	920	920
0.80%, 02/10/24 (a)	1,490	1,489
AutoZone, Inc.
3.63%, 04/15/25	1,020	1,105
Brunswick Corporation
0.85%, 08/18/24	2,855	2,852
Daimler Finance North America LLC
3.75%, 11/05/21 (a)	2,390	2,397
1.75%, 03/10/23 (a) (b)	3,440	3,502
Expedia Group, Inc.
3.60%, 12/15/23 (f)	2,550	2,699
General Motors Company
4.88%, 10/02/23	1,860	2,010
5.40%, 10/02/23	2,230	2,433
Hasbro, Inc.
3.00%, 11/19/24 (f)	3,120	3,303
Hyatt Hotels Corporation
1.30%, 10/01/23 (f)	1,365	1,367
Hyundai Capital America
3.95%, 02/01/22 (a)	1,110	1,122
3.00%, 06/20/22 (a)	2,480	2,523
2.85%, 11/01/22 (a) (b)	1,039	1,064
1.15%, 11/10/22 (a)	1,460	1,468
2.38%, 02/10/23 (a)	4,275	4,369
0.80%, 01/08/24 (a)	1,810	1,802
0.88%, 06/14/24 (a)	1,685	1,676
1.00%, 09/17/24 (a)	1,065	1,062
Marriott International, Inc.
2.30%, 01/15/22	235	236
3.13%, 02/15/23	800	820
3.60%, 04/15/24	4,495	4,779
McDonald's Corporation
3.35%, 04/01/23	1,675	1,745
3.30%, 07/01/25	650	700
1.45%, 09/01/25	1,145	1,162
Nissan Motor Acceptance Corporation
2.65%, 07/13/22 (a)	655	665
2.60%, 09/28/22 (a)	3,805	3,875
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	3,245	3,371
Nordstrom, Inc.
2.30%, 04/08/24	390	390
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,388	1,420
QVC, Inc.
4.38%, 03/15/23	8,490	8,856
Ralph Lauren Corporation
1.70%, 06/15/22	450	455
Ross Stores, Inc.
4.60%, 04/15/25	4,860	5,423
0.88%, 04/15/26	1,125	1,104
Stellantis Finance US Inc.
1.71%, 01/29/27 (a)	1,630	1,624
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (a)	760	771
0.75%, 11/23/22 (a)	1,720	1,726
3.13%, 05/12/23 (a)	705	732
0.88%, 11/22/23 (a)	1,655	1,662
		81,096
Utilities 3.8%
Alexander Funding Trust
1.84%, 11/15/23 (a)	2,220	2,261
American Electric Power Company, Inc.
3.65%, 12/01/21	450	452
Consorcio Transmantaro S.A.
4.38%, 05/07/23 (b) (d)	2,000	2,092
Edison International
3.13%, 11/15/22	1,330	1,362
2.95%, 03/15/23	1,400	1,435
Enel Finance International N.V.
2.65%, 09/10/24 (a)	3,310	3,471
1.38%, 07/12/26 (a)	2,750	2,732
FirstEnergy Corp.
3.35%, 07/15/22 (f) (g)	2,300	2,327
Hero Asia Investment Limited
1.50%, 11/18/23 (d)	4,500	4,501
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a) (b)	3,519	3,492
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,420	1,512
Pacific Gas And Electric Company
1.50%, (3 Month USD LIBOR + 1.38%), 11/15/21 (e)	5,190	5,192
1.75%, 06/16/22	11,750	11,732
3.50%, 06/15/25 (b)	2,405	2,508
San Diego Gas & Electric Company
1.91%, 02/01/22	114	114
Sempra Energy
2.88%, 10/01/22	1,400	1,424

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
SinoSing Power Pte. Ltd.
2.25%, 02/20/25 (d)	4,100	4,156
Tenaga Nasional Berhad
7.50%, 11/01/25 (d)	2,800	3,419
The AES Corporation
3.30%, 07/15/25 (a)	1,640	1,742
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (a)	2,440	2,710
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	8,135	8,541
		67,175
Information Technology 3.3%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,747
Analog Devices, Inc.
0.30%, (SOFR + 0.25%), 10/01/24 (e)	710	711
2.95%, 04/01/25	620	660
Avnet, Inc.
4.88%, 12/01/22	820	859
CDW LLC
5.50%, 12/01/24	765	844
Fidelity National Information Services, Inc.
0.38%, 03/01/23	3,000	3,001
0.60%, 03/01/24	1,440	1,439
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,480
Fortinet, Inc.
1.00%, 03/15/26	1,745	1,719
Global Payments Inc.
2.65%, 02/15/25	1,800	1,881
HCL America Inc.
1.38%, 03/10/26 (a) (b)	4,600	4,536
Microchip Technology Incorporated
2.67%, 09/01/23	2,205	2,287
0.97%, 02/15/24 (a)	3,180	3,181
0.98%, 09/01/24 (a)	2,465	2,463
Micron Technology, Inc.
2.50%, 04/24/23	6,415	6,603
4.64%, 02/06/24	1,910	2,072
NXP B.V.
3.88%, 09/01/22 (a)	3,040	3,121
4.63%, 06/01/23 (a)	4,995	5,299
4.88%, 03/01/24 (a)	145	158
2.70%, 05/01/25 (a)	405	423
Oracle Corporation
2.50%, 04/01/25	5,485	5,741
Skyworks Solutions, Inc.
0.90%, 06/01/23	775	776
The Western Union Company
2.85%, 01/10/25 (f)	2,469	2,588
VMware, Inc.
0.60%, 08/15/23	1,620	1,622
		58,211
Communication Services 2.9%
Baidu, Inc.
3.50%, 11/28/22	1,820	1,877
CC Holdings GS V LLC
3.85%, 04/15/23	6,680	7,011
Charter Communications Operating, LLC
4.46%, 07/23/22	9,265	9,501
4.91%, 07/23/25	4,240	4,768
Comcast Corporation
3.70%, 04/15/24	2,415	2,596
3.10%, 04/01/25	620	663
Cox Communications, Inc.
3.15%, 08/15/24 (a)	1,374	1,456
Fox Corporation
3.67%, 01/25/22	2,905	2,936
NBN Co Limited
1.45%, 05/05/26 (a)	4,440	4,428
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (d)	4,100	4,360
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,438
Sky Limited
3.75%, 09/16/24 (a)	780	848
T-Mobile USA, Inc.
3.50%, 04/15/25	2,330	2,510
Verizon Communications Inc.
3.38%, 02/15/25	1,005	1,085
0.85%, 11/20/25	2,560	2,534
1.45%, 03/20/26	3,000	3,027
		51,038
Industrials 2.8%
Air Lease Corporation
3.50%, 01/15/22	1,320	1,331
2.25%, 01/15/23	1,680	1,716
Carrier Global Corporation
2.24%, 02/15/25	3,470	3,594
DAE Funding LLC
1.55%, 08/01/24 (a)	1,185	1,176
Deere & Company
2.75%, 04/15/25	830	878
Eastern Creation II Investment Holdings Ltd.
1.00%, 09/10/23 (d)	3,125	3,126
Equifax Inc.
3.95%, 06/15/23 (b)	440	464
GATX Corporation
3.90%, 03/30/23	750	785
General Electric Capital Corporation
3.45%, 05/15/24	1,065	1,133
Guangzhou Metro Investment Finance Ltd
1.51%, 09/17/25 (d)	3,669	3,618
Honeywell International Inc.
1.35%, 06/01/25	1,935	1,964
NTT Finance Corporation
0.37%, 03/03/23 (a)	3,035	3,038
0.58%, 03/01/24 (a)	1,245	1,243
Otis Worldwide Corporation
2.06%, 04/05/25	2,010	2,074
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	1,985	2,056
4.50%, 03/15/23 (a)	1,810	1,893
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (a)	1,695	1,703
Picasso Finance Sub, Inc.
2.25%, 06/16/25 (d)	2,762	2,772
Republic Services, Inc.
2.50%, 08/15/24	1,975	2,068
Roper Technologies, Inc.
0.45%, 08/15/22	445	446
3.13%, 11/15/22	3,505	3,589
3.65%, 09/15/23	700	741
2.35%, 09/15/24	825	864
1.00%, 09/15/25	685	681
Siemens Financieringsmaatschappij N.V.
0.65%, 03/11/24 (a)	1,810	1,812
Triton Container International Limited
0.80%, 08/01/23 (a)	3,260	3,257
ZLS Prestigia Ltd
3.63%, 05/01/24	1,600	1,704
		49,726
Consumer Staples 1.7%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,150	2,151
Bunge Limited Finance Corp.
3.00%, 09/25/22 (f)	6,995	7,155
4.35%, 03/15/24	295	319
China Mengniu Dairy Company Limited
1.88%, 06/17/25 (d)	3,803	3,807
Coca-Cola Europacific Partners PLC
0.80%, 05/03/24 (a)	5,080	5,061
Diageo Capital PLC
1.38%, 09/29/25	1,345	1,360
HPHT Finance (17) Limited
2.75%, 09/11/22 (d)	4,295	4,371
JDE Peet's N.V.
0.80%, 09/24/24 (a)	1,260	1,257

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Prosperous Ray Limited
4.63%, 11/12/23 (d)	3,000	3,203
		28,684
Materials 0.8%
ArcelorMittal
3.60%, 07/16/24	920	977
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24	1,530	1,654
LG Chem, Ltd.
3.25%, 10/15/24 (d)	3,400	3,631
LYB International Finance III, LLC
1.25%, 10/01/25	1,750	1,747
Martin Marietta Materials, Inc.
0.65%, 07/15/23	1,015	1,017
Nucor Corporation
2.00%, 06/01/25	695	718
POSCO
2.38%, 01/17/23 (a)	3,435	3,504
Westlake Chemical Corporation
0.88%, 08/15/24	425	426
		13,674
Real Estate 0.5%
Crown Castle International Corp.
1.05%, 07/15/26	2,800	2,739
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,354
Public Storage, Inc.
0.52%, (SOFR + 0.47%), 04/23/24 (e)	1,235	1,236
Simon Property Group, L.P.
2.00%, 09/13/24	1,030	1,066
3.38%, 10/01/24	1,980	2,119
		8,514
Total Corporate Bonds And Notes (cost $846,551)		859,874
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.7%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 0.96%, (1 Month USD LIBOR + 0.88%), 09/15/34 (e) (g)	1,665	1,665
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,425	1,377
American Express Credit Account Master Trust
Series 2019-B-3, 2.20%, 09/15/22	1,540	1,567
Series 2017-B-7, 2.54%, 10/17/22	980	1,001
AmeriCredit Automobile Receivables Trust
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,594
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,303
Series 2017-C-3, 2.69%, 06/19/23	352	353
Series 2020-C-1, 1.59%, 10/18/25	1,350	1,372
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,330
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-C-3, 1.06%, 09/18/24	1,230	1,237
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-C-1, 0.89%, 10/19/26	1,960	1,964
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,209
AmeriCredit Automobile Receivables Trust 2021-2
Series 2021-D-2, 1.29%, 06/18/27	2,490	2,496
Angel Oak Mortgage Trust 2019-4
Series 2019-A3-4, REMIC, 3.30%, 08/25/23 (e)	707	707
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (e)	2,277	2,283
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	1,890	1,906
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	972	977
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (e)	2,975	2,979
Angel Oak Mortgage Trust I, LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (e)	502	508
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (e)	1,420	1,432
Angel Oak Mortgage Trust LLC 2020-5
Series 2020-A2-5, REMIC, 1.58%, 09/25/24	793	796
Angel Oak Real Estate Investment TRS Trust II
Series 2021-A1-3, REMIC, 1.07%, 06/25/25 (e)	1,566	1,567
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24	3,876	3,942
Arbor Realty Commercial Real Estate Notes 2021-FL3
Series 2021-A-FL3, 1.24%, (1 Month USD LIBOR + 1.15%), 08/15/34 (e)	2,640	2,640
Ares LVII CLO Ltd
Series 2020-A-57A, 1.45%, (3 Month USD LIBOR + 1.32%), 10/27/31 (e)	2,235	2,235
Ares LVIII CLO Ltd
Series 2020-A-58A, 1.35%, (3 Month USD LIBOR + 1.22%), 01/25/33 (e)	955	956
Austin Fairmont Hotel Trust 2019-FAIR
Series 2019-A-FAIR, REMIC, 1.13%, (1 Month USD LIBOR + 1.05%), 09/15/32 (e)	1,190	1,190
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-B-1A, 3.70%, 03/20/22	625	629
Series 2017-B-1A, 3.41%, 09/20/22	1,400	1,425
Series 2017-A-2A, 2.97%, 03/20/23	2,130	2,199
Series 2017-B-2A, 3.33%, 03/20/23	2,130	2,189
Series 2018-C-2A, 4.95%, 03/20/24	800	860
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,781
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,300
Series 2020-A-1A, 2.33%, 08/20/25	990	1,030
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 0.93%, (1 Month USD LIBOR + 0.85%), 09/15/34 (e)	2,400	2,399
Bank 2019-BNK19
Series 2019-A1-BN19, REMIC, 2.26%, 08/16/24	801	814
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, REMIC, 3.50%, 01/28/58 (e)	1,733	1,727
Bayview MSR Opportunity Master Fund Trust 2021-INV
Series 2021-A5-2, REMIC, 2.50%, 05/25/28	2,445	2,508
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (e)	1,509	1,536
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, REMIC, 3.50%, 01/28/55 (e)	546	557
Beneria Cowen & Pritzer Collateral Funding Corp
Series 2021-A-330N, REMIC, 0.87%, (1 Month USD LIBOR + 0.80%), 06/15/23 (e)	1,250	1,247
BlueMountain CLO Ltd
Series 2015-A1R-2A, 1.06%, (3 Month USD LIBOR + 0.93%), 07/19/27 (a) (e)	1,654	1,654
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 1.23%, (1 Month USD LIBOR + 1.15%), 09/15/23 (e)	1,855	1,857
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	539	563
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-D-DC, REMIC, 2.00%, (1 Month USD LIBOR + 1.90%), 08/15/23 (e)	820	821
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 1.16%, (1 Month USD LIBOR + 1.08%), 10/15/21 (e)	1,458	1,458
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-C-BXLP, REMIC, 1.20%, (1 Month USD LIBOR + 1.12%), 12/15/21 (e)	1,341	1,340
Series 2020-D-BXLP, REMIC, 1.33%, (1 Month USD LIBOR + 1.25%), 12/15/21 (e)	1,286	1,285
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-D-SOAR, REMIC, 1.48%, (1 Month USD LIBOR + 1.40%), 06/15/23 (e)	1,670	1,673
BX Trust
Series 2018-A-GW, REMIC, 0.88%, (1 Month USD LIBOR + 0.80%), 05/15/37 (e) (g)	4,875	4,873
Capital Auto Receivables Asset Trust
Series 2018-C-1, 3.36%, 11/21/22	1,743	1,750
Series 2018-D-1, 3.70%, 06/20/25	2,235	2,242
Carlyle Global Market Strategies CLO Ltd
Series 2015-A1R-3A, 1.13%, (3 Month USD LIBOR + 1.00%), 07/28/28 (e)	1,108	1,108
CarMax Auto Owner Trust 2017-4
Series 2017-C-4, 2.70%, 10/15/21	530	540

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
CarMax Auto Owner Trust 2019-2
Series 2019-B-2, 3.01%, 04/17/23	3,540	3,667
CarMax Auto Owner Trust 2020-1
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,866
Series 2020-C-1, 2.34%, 11/17/25	785	808
CarMax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,350
Cedar Funding Ltd
Series 2021-A-14A, 1.19%, (3 Month USD LIBOR + 1.10%), 07/15/33 (e)	3,070	3,071
CGDB Commercial Mortgage Trust
Series 2019-D-MOB, REMIC, 1.73%, (1 Month USD LIBOR + 1.65%), 11/15/21 (e)	3,115	3,107
CIFC Funding Ltd
Series 2020-A1-3A, 1.48%, (3 Month USD LIBOR + 1.35%), 10/20/31 (e)	1,910	1,910
CIFC Funding Ltd.
Series 2014-A1-2RA, 1.18%, (3 Month USD LIBOR + 1.05%), 04/24/30 (e)	1,660	1,660
Series 2021-A-4A, 1.17%, (3 Month USD LIBOR + 1.05%), 07/15/33 (e)	905	906
CIM Trust 2020-INV1
Series 2020-A2-INV1, REMIC, 2.50%, 09/25/41	1,869	1,890
Citigroup Commercial Mortgage Trust
Series 2013-B-375P, REMIC, 3.63%, 05/12/23 (e)	1,980	2,044
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 08/25/50	2,124	2,156
CNH Equipment Trust
Series 2018-B-A, 3.47%, 04/15/22	970	985
CNH Equipment Trust 2020-A
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,189
Cold Storage Trust 2020-ICE5
Series 2020-B-ICE5, 1.38%, (1 Month USD LIBOR + 1.30%), 11/17/25 (e)	4,310	4,313
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	402	403
COLT 2021-3 Mortgage Loan Trust
Series 2021-A3-3, REMIC, 1.42%, 09/27/66	1,044	1,044
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (e)	1,676	1,680
COMM 2013-300P Mortgage Trust
Series 2013-A1-300P, REMIC, 4.35%, 08/10/23	1,195	1,255
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.81%, 01/12/24 (e)	1,930	2,061
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	3,067
COMM Mortgage Trust
Series 2014-AM-CR19, REMIC, 4.08%, 08/12/24	2,070	2,227
Series 2014-D-CR19, REMIC, 4.86%, 08/12/24 (e)	760	753
Series 2020-D-CBM, REMIC, 3.63%, 02/12/25	980	991
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/48	2,732	2,741
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.51%, (1 Month USD LIBOR + 1.43%), 05/15/36 (e)	2,680	2,682
Series 2019-D-ICE4, REMIC, 1.68%, (1 Month USD LIBOR + 1.60%), 05/15/36 (e)	1,965	1,967
CSAIL Commercial Mortgage Trust
Series 2019-A1-C16, REMIC, 2.36%, 06/17/24	958	976
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	920	942
Series 2020-D-NET, REMIC, 3.83%, 08/15/25	1,970	2,048
Daimler Trucks Retail Trust
Series 2020-A4-1, 1.37%, 06/15/27	3,720	3,744
Deephaven Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.69%, 12/25/23 (e)	640	643
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	684	682
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (e)	822	822
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (e)	906	905
Drive Auto Receivables Trust
Series 2020-C-1, 2.36%, 03/15/26	1,590	1,612
Dryden 86 CLO Ltd
Series 2020-A1R-86A, 1.24%, 07/17/34 (e)	2,660	2,661
Elara HGV Timeshare Issuer LLC
Series 2019-A-A, 2.61%, 01/25/34	1,065	1,094
Series 2017-A-A, REMIC, 2.69%, 03/25/30	315	322
Ellington Financial Mortgage Trust
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (e)	515	520
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (e)	649	650
Series 2021-A3-1, REMIC, 1.11%, 02/25/66 (e)	567	567
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (e)	1,044	1,042
Series 2021-A3-2, REMIC, 1.29%, 06/25/66 (e)	1,007	1,007
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (e)	936	942
Enterprise Fleet Financing, LLC
Series 2019-A2-1, 2.98%, 02/22/22	306	308
Series 2019-A2-3, REMIC, 2.06%, 02/20/23	873	883
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	1,170	1,172
Extended Stay America Trust 2021-ESH
Series 2021-C-ESH, REMIC, 1.80%, (1 Month USD LIBOR + 1.70%), 07/17/23 (e)	1,965	1,978
Flagstar Mortgage Trust 2019-1
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (e)	528	537
Flagstar Mortgage Trust 2019-1INV
Series 2020-A11-1INV, REMIC, 0.94%, (1 Month USD LIBOR + 0.85%), 08/25/41 (e)	686	687
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,417
Ford Credit Floorplan Master Owner Trust A
Series 2020-C-1, 1.42%, 09/15/23	1,955	1,973
Freddie Mac STACR REMIC Trust 2021-HQA3
Series 2021-M1-HQA3, 0.90%, (SOFR 30-Day Average + 0.85%), 09/25/26 (e)	1,935	1,936
FWD Securitization Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 2.24%, 01/25/50	1,798	1,827
Galton Funding Mortgage Trust
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (e)	248	252
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (e)	372	378
Galton Funding Mortgage Trust 2019-1
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (e)	501	510
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	827
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24 (e)	277	281
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24 (e)	1,170	1,177
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-A-GCT, REMIC, 0.88%, (1 Month USD LIBOR + 0.80%), 02/15/23 (e)	1,535	1,537
GM Financial Consumer Automobile Receivables Trust 2020-2
Series 2020-A3-2, 1.49%, 12/16/24	700	706
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-C-4, 1.05%, 05/18/26	1,010	1,010
GMF Floorplan Owner Revolving Trust
Series 2020-B-1, 1.03%, 08/15/23	845	850
Golub Capital Partners Clo 39b Ltd
Series 2018-A1-39A, 1.28%, (3 Month USD LIBOR + 1.15%), 10/20/28 (e)	1,618	1,618
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.12%, (1 Month USD LIBOR + 1.03%), 12/15/21 (e) (g)	3,959	3,958
Series 2019-C-WOLF, REMIC, 1.72%, (1 Month USD LIBOR + 1.63%), 12/15/21 (e) (g)	1,190	1,186
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-B-ROSS, REMIC, 1.67%, 06/15/23 (e)	1,720	1,720

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust
Series 2014-2A1-EB1A, REMIC, 1.66%, 07/25/44 (e)	45	45
GS Mortgage-Backed Securities Trust 2021-NQM1
Series 2021-A1-NQM1, REMIC, 1.02%, 04/25/25 (e)	1,228	1,231
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (e)	3,712	3,789
Hardee's Funding LLC
Series 2018-A2II-1A, 4.96%, 06/20/25	630	670
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	390	397
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	1,241	1,291
Homeward Opportunities Fund I Trust
Series 2019-A1-3, REMIC, 2.68%, 11/25/59 (e)	386	387
Homeward Opportunities Fund I Trust 2020-2
Series 2020-A1-2, REMIC, 1.66%, 05/25/65	1,529	1,536
Series 2020-A2-2, REMIC, 2.63%, 05/25/65 (e)	2,250	2,296
Hundred Acre Wood Trust 2021-INV1
Series 2021-A9-INV1, REMIC, 2.50%, 02/25/28 (e)	2,457	2,520
Hyundai Auto Receivables Trust
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,708
Hyundai Auto Receivables Trust 2020-A
Series 2020-A3-A, 1.41%, 11/15/24	1,535	1,552
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (e)	1,464	1,463
J.P. Morgan Mortgage Trust
Series 2020-A11-INV1, REMIC, 0.92%, (1 Month USD LIBOR + 0.83%), 03/25/43 (e)	356	356
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (e)	583	594
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-B-BKWD, REMIC, 1.43%, (1 Month USD LIBOR + 1.35%), 09/15/22 (e) (g)	3,760	3,751
Series 2019-C-BKWD, REMIC, 1.68%, (1 Month USD LIBOR + 1.60%), 09/15/22 (e) (g)	1,195	1,190
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 10/25/50	754	765
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	2,445	2,642
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2020-B-609M, REMIC, 1.87%, 10/17/22 (e)	2,420	2,424
Series 2020-C-609M, REMIC, 2.27%, 10/17/22 (e)	1,955	1,959
KKR CLO 29 Ltd.
Series A-29A, 1.33%, (3 Month USD LIBOR + 1.20%), 01/15/32 (e)	2,750	2,749
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-C-KDIP, REMIC, 1.08%, (1 Month USD LIBOR + 1.00%), 12/15/25 (e)	1,020	1,019
Series 2021-D-KDIP, REMIC, 1.33%, (1 Month USD LIBOR + 1.25%), 12/15/25 (e)	735	734
KNDR TRUST
Series 2021-C-KIND, REMIC, 1.90%, (1 Month USD LIBOR + 1.75%), 08/15/26 (e)	2,425	2,426
Kubota Credit Owner Trust 2020-1
Series 2020-A3-1A, 1.96%, 03/15/24	1,410	1,432
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,524
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 1.32%, (3 Month USD LIBOR + 1.19%), 10/21/30 (e)	3,635	3,636
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 1.10%, (3 Month USD LIBOR + 0.97%), 07/28/31 (e)	3,125	3,126
Series 2017-BR-23A, 1.68%, (3 Month USD LIBOR + 1.55%), 07/28/31 (e)	2,005	2,006
Madison Park Funding XXXV Ltd
Series 2019-A1R-35A, 1.12%, (3 Month USD LIBOR + 0.99%), 04/20/32 (e)	1,715	1,716
Magnetite XVI, Limited
Series 2015-AR-16A, 0.93%, (3 Month USD LIBOR + 0.80%), 01/18/28 (e)	4,923	4,920
Mello Mortgage Capital Acceptance 2021-INV3
Series 2021-A4-INV3, 2.50%, 10/25/51 (e)	1,955	1,996
Merit 2020-Hill
Series 2020-B-HILL, REMIC, 1.48%, (1 Month USD LIBOR + 1.40%), 08/17/37 (e)	1,749	1,750
Series 2020-C-HILL, REMIC, 1.78%, (1 Month USD LIBOR + 1.70%), 08/17/37 (e)	797	798
Series 2020-D-HILL, REMIC, 2.43%, (1 Month USD LIBOR + 2.35%), 08/17/37 (e)	1,051	1,053
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	621	636
MF1 2021-FL7 Ltd
Series 2021-A-FL7, 1.18%, (1 Month USD LIBOR + 1.08%), 08/18/26 (e)	1,910	1,911
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (e)	1,357	1,355
MHC Trust 2021-MHC2
Series 2021-B-MHC2, 1.19%, (1 Month USD LIBOR + 1.10%), 05/15/23 (e)	1,670	1,671
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (e)	51	51
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (e)	560	568
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	757
Series 2014-B-C15, REMIC, 4.57%, 03/15/24 (e)	255	273
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24 (e)	955	1,018
Morgan Stanley Capital I Trust
Series 2019-D-MEAD, REMIC, 3.28%, 11/13/24 (e)	2,330	2,319
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,886
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-D-NUGS, REMIC, 3.30%, (1 Month USD LIBOR + 1.80%), 12/15/21 (e)	1,395	1,397
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	584	593
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	970	979
MVW Owner Trust
Series 2017-A-1A, 2.42%, 12/20/34	146	150
Series 2017-B-1A, 2.75%, 12/20/34	49	50
Series 2017-C-1A, 2.99%, 12/20/34	136	137
Series 2020-B-1A, 2.73%, 10/20/37	1,724	1,761
Navient Funding, LLC
Series 2007-A4-7, 0.46%, (3 Month USD LIBOR + 0.33%), 01/25/22 (e)	920	912
Navient Private Education Loan Trust 2020-I
Series 2020-A1A-IA, 1.33%, 04/15/69	1,771	1,786
Navient Private Education Refi Loan Trust
Series 2019-A-GA, 2.40%, 05/15/28	2,471	2,512
Series 2019-A2A-EA, 2.64%, 09/15/28	2,278	2,345
Series 2020-A2A-CA, 2.15%, 03/15/29	5,155	5,265
Series 2020-A2A-A, 2.46%, 11/15/68	1,550	1,594
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	1,652	1,711
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	1,297	1,310
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	692	696
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	857	861
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	913	918
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	2,294	2,290

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Navistar Financial Dealer Note Master Owner Trust II
Series 2020-A-1, 1.04%, (1 Month USD LIBOR + 0.95%), 07/25/22 (e)	1,610	1,617
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	2,645	2,631
Nelnet, Inc.
Series 2005-A4-4, 0.31%, (3 Month USD LIBOR + 0.18%), 03/22/32 (e)	1,466	1,449
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-AR-32A, 1.12%, (3 Month USD LIBOR + 0.99%), 01/20/32 (e)	4,375	4,376
Neuberger Berman Loan Advisers CLO 38 Ltd
Series 2020-A-38A, 1.43%, (3 Month USD LIBOR + 1.30%), 10/20/32 (e)	2,065	2,065
Neuberger Berman Loan Advisers CLO 40, Ltd.
Series 2021-A-40A, 1.19%, (3 Month USD LIBOR + 1.06%), 04/18/33 (e)	1,245	1,249
New Orleans Hotel Trust
Series 2019-B-HNLA, REMIC, 1.37%, (1 Month USD LIBOR + 1.29%), 04/15/32 (e)	4,180	4,154
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (e)	1,242	1,260
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	1,495	1,501
New Residential Mortgage Loan Trust 2021-INV1
Series 2021-A6-INV1, REMIC, 2.50%, 06/26/51	1,506	1,542
New Residential Mortgage Loan Trust 2021-NQM1R
Series 2021-A1-NQ1R, REMIC, 0.94%, 01/25/49 (e)	2,086	2,094
Nissan Auto Receivables 2020-A Owner Trust
Series 2020-A3-A, 1.38%, 09/15/23	1,835	1,852
Nissan Master Owner Trust Receivables
Series 2019-A-B, 0.51%, (1 Month USD LIBOR + 0.43%), 11/15/21 (e)	2,375	2,376
Series 2019-A-A, 0.64%, (1 Month USD LIBOR + 0.56%), 02/15/22 (e)	2,860	2,865
NLT 2021-INV2 Trust
Series 2021-A1-INV2, REMIC, 1.16%, 08/25/56 (e)	4,635	4,640
Series 2021-A3-INV2, REMIC, 1.52%, 08/25/56 (e)	1,190	1,190
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 02/25/27 (e)	721	722
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (e)	1,580	1,600
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (e)	388	392
OBX 2020-Exp3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	1,776	1,801
OBX 2021-J1 Trust
Series 2021-A4-J1, REMIC, 2.50%, 03/25/28 (e)	2,795	2,860
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 0.99%, (1 Month USD LIBOR + 0.90%), 07/25/23 (e)	255	255
Series 2019-2A2-EXP2, REMIC, 1.29%, (1 Month USD LIBOR + 1.20%), 07/25/24 (e)	1,018	1,018
Series 2019-2A1-EXP3, REMIC, 0.99%, (1 Month USD LIBOR + 0.90%), 09/25/59 (e)	1,126	1,126
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (e)	1,038	1,059
Series 2020-2A2-EXP1, REMIC, 1.04%, (1 Month USD LIBOR + 0.95%), 01/26/60 (e)	804	805
OCP CLO 2017-13 Ltd
Series 2017-A2R-13A, 1.67%, (3 Month USD LIBOR + 1.55%), 07/15/30 (e)	3,160	3,160
OCP CLO Ltd
Series 2014-A1RR-7A, 1.25%, (3 Month USD LIBOR + 1.12%), 07/20/29 (e)	6,010	6,011
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 1.03%, (1 Month USD LIBOR + 0.95%), 03/15/23 (e)	3,445	3,445
Series 2021-C-PARK, REMIC, 1.18%, (1 Month USD LIBOR + 1.10%), 03/15/23 (e)	1,840	1,840
Onslow Bay Financial LLC
Series 2021-A1-NQM1, REMIC, 1.07%, 03/25/25 (e)	2,597	2,603
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 1.30%, (3 Month USD LIBOR + 1.17%), 10/17/29 (e)	1,478	1,478
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1A-3A, 1.49%, (3 Month USD LIBOR + 1.37%), 11/17/31 (e)	2,040	2,043
PSMC 2021-1 Trust
Series 2021-A11-1, REMIC, 2.50%, 03/25/51 (e)	4,254	4,345
PSMC Trust
Series 2021-A3-2, REMIC, 2.50%, 05/25/51 (e)	3,144	3,206
Reese Park CLO, Ltd.
Series 2020-A-1A, 1.45%, (3 Month USD LIBOR + 1.32%), 10/15/32 (e)	2,045	2,045
Santander Drive Auto Receivables Trust
Series 2019-C-1, 3.42%, 11/15/22	634	636
Series 2019-D-2, 3.22%, 07/15/25	545	560
Santander Drive Auto Receivables Trust 2020-3
Series 2020-B-3, 0.69%, 07/15/23	2,930	2,937
Santander Drive Auto Receivables Trust 2020-4
Series 2020-C-4, 1.01%, 09/16/24	1,875	1,888
Santander Retail Auto Lease Trust
Series 2019-B-C, 2.17%, 09/20/22	1,015	1,031
Series 2019-C-C, 2.39%, 11/21/22	1,700	1,726
Series 2019-D-C, 2.88%, 06/20/24	1,525	1,556
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	83	83
Series 2020-D-A, REMIC, 2.52%, 11/20/24	1,335	1,366
Santander Retail Auto Lease Trust 2019-C
Series 2019-A3-C, 1.86%, 02/21/23	3,382	3,405
Santander Retail Auto Lease Trust 2020-B
Series 2020-D-B, 1.98%, 10/20/25	1,235	1,253
Santander Retail Auto Lease Trust 2021-A
Series 2021-C-A, 1.14%, 04/20/24	4,725	4,727
Santander Retail Auto Lease Trust 2021-C
Series 2021-C-C, 1.11%, 03/20/26	1,510	1,510
SBA Towers, LLC
Series SBATT-1C-181, 3.45%, 03/15/23 (a)	3,740	3,783
Series 2019-1C-1, 2.84%, 01/15/25	2,020	2,098
Series 2020-2C-1, 1.88%, 01/15/26	730	744
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,231
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (e)	130	132
Sequoia Mortgage Trust
Series 2018-A2-CH4, REMIC, 4.00%, 09/25/34 (e)	187	189
Series 2018-A19-CH4, REMIC, 4.50%, 09/25/34 (e)	122	124
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (e)	311	316
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (e)	622	632
SG Residential Mortgage Trust
Series 2019-A2-3, REMIC, 2.88%, 09/25/59 (e)	1,655	1,656
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, 1.38%, 05/25/65	1,828	1,836
Shelter Growth CRE Issuer Ltd
Series 2021-A-FL3, 1.18%, (1 Month USD LIBOR + 1.00%), 09/15/36 (e)	1,390	1,390
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	685	704
Sierra Timeshare Receivables Funding LLC
Series 2017-A-1A, 2.91%, 07/20/24	607	609
Series 2019-A-1A, 3.20%, 01/20/36	432	443
Series 2019-A-2A, 2.59%, 05/20/36	1,391	1,420
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-A-FUN, REMIC, 0.98%, (1 Month USD LIBOR + 0.90%), 06/16/31 (e) (g)	1,632	1,632

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Series 2018-D-FUN, REMIC, 1.93%, (1 Month USD LIBOR + 1.85%), 06/16/31 (e) (g)	1,808	1,790
SLM Student Loan Trust
Series 2010-A-1, 0.49%, (1 Month USD LIBOR + 0.40%), 03/25/25 (e)	2,036	2,025
SMB Private Education Loan Trust
Series 2015-A2B-A, 1.08%, (1 Month USD LIBOR + 1.00%), 04/15/23 (e)	116	116
Series 2018-A2B-B, 0.80%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (e)	3,410	3,416
Series 2014-A3-A, 1.58%, (1 Month USD LIBOR + 1.50%), 04/15/32 (a) (e)	3,271	3,310
Series 2016-A2B-C, 1.18%, (1 Month USD LIBOR + 1.10%), 09/15/34 (e)	1,667	1,677
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	5,797	5,856
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	845	855
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	4,077	4,120
Starwood Mortgage Residential Trust
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (e)	113	114
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (e)	777	785
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (e)	865	871
Starwood Mortgage Residential Trust 2018-IMC2
Series 2018-A3-IMC2, REMIC, 4.38%, 10/26/48 (e)	2,176	2,184
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	1,506	1,505
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, 1.16%, 08/25/51 (e)	4,340	4,343
Symphony CLO XXIII, Ltd.
Series 2020-A-23A, 1.45%, (3 Month USD LIBOR + 1.32%), 01/17/34 (e)	4,155	4,158
Symphony CLO XXVI Ltd
Series 2021-AR-26A, 1.17%, (3 Month USD LIBOR + 1.08%), 04/20/33 (e)	1,290	1,289
Towd Point Mortgage Trust
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (e)	437	443
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (e)	15	15
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (e)	691	702
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (e)	2,416	2,462
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	380	391
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (e)	221	223
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (e)	128	129
Series 2018-A1-2, REMIC, 3.25%, 12/25/24 (e)	2,391	2,471
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (e)	1,928	1,982
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (e)	1,085	1,100
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (e)	808	807
United Airlines Pass Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	757	746
UWM Mortgage Trust 2021-INV2
Series 2021-A4-INV2, REMIC, 2.50%, 09/25/51	750	768
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	3,670	3,707
Verus Securitization Trust
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (e) (g)	1,356	1,372
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (e) (g)	1,799	1,820
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (g)	2,979	3,012
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (e)	1,436	1,455
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60 (g)	265	268
Verus Securitization Trust 2020-2
Series 2020-A1-2, REMIC, 2.23%, 04/25/60 (g)	1,800	1,815
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (g)	713	713
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (e)	1,128	1,128
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (e)	673	673
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	882	885
Verus Securitization Trust 2021-5
Series 2021-A3-5, REMIC, 1.37%, 09/25/66 (e)	1,245	1,244
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	1,633	1,635
Vista Point Securitization Trust
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	553	561
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (e)	453	455
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A4-1, 1.26%, 08/20/26	1,090	1,108
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	1,100	1,100
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
Series 2021-A3-RR1, REMIC, 2.50%, 05/25/28	3,582	3,664
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A17-RR1, REMIC, 3.00%, 05/25/50 (e)	293	296
WFRBS Commercial Mortgage Trust
Series 2012-B-C6, REMIC, 4.70%, 03/17/22	1,975	1,989
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	2,605	2,814
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	1,475	1,575
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	919
World Omni Select Auto Trust 2020-A
Series 2020-B-A, 0.84%, 06/15/26	1,215	1,219
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,400
ZH Trust 2021-1
Series 2021-A-1, REMIC, 2.25%, 09/19/23	1,430	1,432
Communication Services 0.0%
Crown Communication Inc.
Series 2018-C2023-2, 3.72%, 07/15/23	220	225
Total Non-U.S. Government Agency Asset-Backed Securities (cost $501,428)		504,243
GOVERNMENT AND AGENCY OBLIGATIONS 21.5%
U.S. Treasury Note 15.9%
Treasury, United States Department of
0.13%, 01/31/23 - 08/31/23	211,200	210,794
0.13%, 04/30/23 (h)	69,375	69,288
		280,082
Mortgage-Backed Securities 3.4%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/23 - 12/01/41	565	635
2.13%, (1 Year USD LIBOR + 1.75%), 09/01/33 (e)	5	6
2.24%, (1 Year Treasury + 2.19%), 09/01/33 (e)	15	16
6.00%, 09/01/34 - 11/01/37	455	534
2.22%, (1 Year Treasury + 2.11%), 10/01/34 (e)	12	12
2.26%, (1 Year USD LIBOR + 1.90%), 11/01/34 (e)	5	5
2.36%, (1 Year USD LIBOR + 1.89%), 11/01/34 (e)	8	8
2.37%, (1 Year Treasury + 2.25%), 11/01/34 - 02/01/35 (e)	31	33
2.40%, (1 Year USD LIBOR + 1.90%), 11/01/34 (e)	2	2
3.00%, 11/01/34	279	298
2.05%, (1 Year USD LIBOR + 1.68%), 01/01/35 (e)	5	5
2.00%, (1 Year USD LIBOR + 1.62%), 02/01/35 (e)	4	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
2.00%, (1 Year USD LIBOR + 1.63%), 02/01/35 (e)	12	13
2.05%, (1 Year USD LIBOR + 1.68%), 02/01/35 (e)	6	6
2.23%, (1 Year Treasury + 2.11%), 02/01/35 (e)	12	13
2.28%, (1 Year USD LIBOR + 1.90%), 02/01/35 (e)	11	12
2.00%, (1 Year USD LIBOR + 1.75%), 06/01/35 (e)	118	124
2.49%, (1 Year Treasury + 2.37%), 09/01/35 (e)	202	214
1.95%, (1 Year USD LIBOR + 1.70%), 10/01/35 (e)	35	37
2.10%, (1 Year USD LIBOR + 1.73%), 11/01/35 (e)	44	46
2.00%, 01/01/36 - 09/01/36	6,041	6,242
1.97%, (1 Year USD LIBOR + 1.60%), 03/01/36 (e)	52	55
7.50%, 06/01/38	282	329
7.00%, 03/01/39	293	348
4.50%, 03/01/49	437	472
4.00%, 12/01/49	723	785
Federal National Mortgage Association, Inc.
5.00%, 05/01/23 - 07/01/41	2,591	2,901
5.50%, 01/01/24 - 12/01/39	4,072	4,694
4.50%, 08/01/24 - 12/01/48	6,150	6,711
3.50%, 11/01/26 - 01/01/46	939	1,004
3.00%, 09/01/28 - 02/01/35	2,982	3,161
6.50%, 07/01/32 - 12/01/32	220	257
1.95%, (1 Year USD LIBOR + 1.62%), 03/01/33 (e)	1	1
1.63%, (6 Month USD LIBOR + 1.41%), 06/01/33 (e)	7	8
2.34%, (1 Year Treasury + 2.23%), 06/01/33 (e)	86	91
2.28%, (1 Year Treasury + 2.20%), 07/01/33 (e)	5	5
2.34%, (1 Year Treasury + 2.22%), 12/01/33 (e)	71	75
6.00%, 03/01/34 - 02/01/49	3,228	3,780
2.39%, (1 Year Treasury + 2.31%), 04/01/34 (e)	1	2
2.04%, (1 Year USD LIBOR + 1.58%), 10/01/34 (e)	3	3
1.85%, (1 Year USD LIBOR + 1.35%), 11/01/34 (e)	2	2
2.16%, (1 Year USD LIBOR + 1.67%), 11/01/34 (e)	16	17
2.42%, (1 Year Treasury + 2.36%), 11/01/34 (e)	84	89
2.09%, (1 Year USD LIBOR + 1.67%), 12/01/34 (e)	9	10
1.89%, (1 Year USD LIBOR + 1.52%), 01/01/35 (e)	15	15
1.93%, (1 Year USD LIBOR + 1.56%), 01/01/35 (e)	10	10
1.97%, (1 Year USD LIBOR + 1.59%), 01/01/35 (e)	12	13
2.01%, (1 Year USD LIBOR + 1.63%), 01/01/35 (e)	3	4
2.01%, (1 Year USD LIBOR + 1.63%), 02/01/35 (e)	7	8
2.32%, (1 Year Treasury + 2.20%), 02/01/35 (e)	15	16
1.73%, (1 Year USD LIBOR + 1.36%), 03/01/35 (e)	8	8
1.95%, (1 Year Treasury + 1.82%), 04/01/35 (e)	94	99
2.18%, (1 Year USD LIBOR + 1.81%), 04/01/35 (e)	18	19
2.23%, (1 Year USD LIBOR + 1.99%), 04/01/35 (e)	129	136
1.69%, (1 Year USD LIBOR + 1.43%), 05/01/35 (e)	69	72
1.78%, (1 Year USD LIBOR + 1.41%), 05/01/35 (e)	28	29
1.92%, (1 Year USD LIBOR + 1.60%), 05/01/35 (e)	11	12
1.94%, (1 Year USD LIBOR + 1.69%), 06/01/35 (e)	50	53
2.42%, (1 Year Treasury + 2.30%), 06/01/35 (e)	80	85
2.18%, (1 Year USD LIBOR + 1.83%), 07/01/35 (e)	38	40
1.50%, (6 Month USD LIBOR + 1.37%), 08/01/35 (e)	112	117
1.87%, (1 Year USD LIBOR + 1.61%), 08/01/35 (e)	71	75
1.91%, (1 Year USD LIBOR + 1.48%), 11/01/35 (e)	112	118
2.18%, (1 Year USD LIBOR + 1.69%), 11/01/35 (e)	33	34
2.06%, (1 Year USD LIBOR + 1.69%), 02/01/36 (e)	38	40
2.17%, (1 Year Treasury + 2.05%), 02/01/36 (e)	72	76
2.02%, (1 Year USD LIBOR + 1.64%), 03/01/36 (e)	67	70
2.11%, (1 Year USD LIBOR + 1.74%), 03/01/36 (e)	44	46
4.00%, 08/01/43 - 12/01/49	1,516	1,645
TBA, 2.00%, 11/15/50 (i)	510	510
TBA, 2.50%, 10/15/51 (i)	1,695	1,748
TBA, 3.00%, 10/15/51 (i)	3,080	3,223
TBA, 4.00%, 10/15/51 (i)	330	354
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	2,006	2,127
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	1,726	1,888
6.00%, 07/15/36	582	669
4.50%, 09/20/40	307	342
3.50%, 03/20/43 - 08/20/51	4,259	4,558
5.50%, 09/15/45 - 12/20/48	1,782	2,004
4.00%, 09/20/45 - 10/20/50	1,977	2,112
3.00%, 09/20/49	227	234
TBA, 3.50%, 11/15/51 (i)	3,626	3,814
		59,488
Collateralized Mortgage Obligations 1.5%
Fannie Mae Connecticut Avenue Securities
Series 2017-1M2-C01, 3.64%, (1 Month USD LIBOR + 3.55%), 01/25/27 (e)	1,754	1,806
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 4.09%, (1 Month USD LIBOR + 4.00%), 08/26/24 (e)	422	433
Series 2015-M3-DNA3, REMIC, 4.79%, (1 Month USD LIBOR + 4.70%), 04/25/28 (e)	2,193	2,269
Series 2016-M3-DNA2, REMIC, 4.74%, (1 Month USD LIBOR + 4.65%), 10/25/28 (e)	1,342	1,390
Series 2017-M1-DNA2, REMIC, 1.29%, (1 Month USD LIBOR + 1.20%), 10/25/29 (e)	483	483
Series 2017-M1-DNA3, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 03/25/30 (e)	192	192
Series 2018-M2AS-DNA2, REMIC, 1.04%, (1 Month USD LIBOR + 0.95%), 12/26/30 (e)	2,015	2,012
Series 2021-M1-HQA1, REMIC, 0.75%, (SOFR 30-Day Average + 0.70%), 08/25/33 (e)	2,786	2,785
Series 2021-M1-DNA2, REMIC, 0.85%, (SOFR 30-Day Average + 0.80%), 08/25/33 (e)	1,932	1,934
Series PA-3713, REMIC, 2.00%, 02/15/40	928	941
Series 2017-M1-SC02, REMIC, 3.84%, 05/25/47 (e)	181	180
Series 2018-M1-DNA3, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 09/25/48 (e)	4	4
Series 2018-M2AS-DNA3, REMIC, 0.99%, (1 Month USD LIBOR + 0.90%), 09/25/48 (e)	3,460	3,453
Series 2020-M1-DNA6, REMIC, 0.95%, (SOFR 30-Day Average + 0.90%), 12/27/50 (e)	393	394
Series 2021-M1-DNA1, REMIC, 0.70%, (SOFR 30-Day Average + 0.65%), 01/25/51 (e)	623	623
Federal National Mortgage Association, Inc.
Series 2017-2ED3-C02, 1.44%, (1 Month USD LIBOR + 1.35%), 09/25/29 (e)	1,134	1,138
Series 2017-2ED2-C04, REMIC, 1.19%, (1 Month USD LIBOR + 1.10%), 11/26/29 (e)	1,028	1,005
Series 2017-1ED3-C05, REMIC, 1.29%, (1 Month USD LIBOR + 1.20%), 01/25/30 (e)	1,031	1,015

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Series 2018-1ED2-C01, REMIC, 0.94%, (1 Month USD LIBOR + 0.85%), 07/25/30 (e)	1,607	1,593
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	184	184
Freddie Mac STACR REMIC Trust 2020-HQA5
Series 2020-M1-HQA5, REMIC, 1.15%, (SOFR 30-Day Average + 1.10%), 11/25/50 (e)	245	245
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M2-HRP2, REMIC, 1.34%, (1 Month USD LIBOR + 1.25%), 02/25/47 (e)	1,149	1,151
Series 2018-M1-HQA2, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 10/26/48 (e)	207	207
Series 2019-M2-HRP1, REMIC, 1.49%, (1 Month USD LIBOR + 1.40%), 02/25/49 (e)	1,446	1,455
		26,892
Municipal 0.7%
Chicago Transit Authority
1.71%, 12/01/22	85	86
1.84%, 12/01/23	80	82
2.06%, 12/01/24	235	242
Connecticut, State of
2.00%, 07/01/23	225	231
2.00%, 07/01/24	570	590
2.10%, 07/01/25	380	396
Dallas/Fort Worth International Airport
1.33%, 11/01/25	495	500
Florida Department of Management Services
1.26%, 07/01/25	3,310	3,346
Houston, City of
0.88%, 07/01/22	175	176
1.05%, 07/01/23	295	298
1.27%, 07/01/24	980	995
Illinois, State of
2.25%, 10/01/22	4,095	4,128
Long Island Power Authority
0.76%, 03/01/23	725	727
		11,797
Total Government And Agency Obligations (cost $376,864)		378,259
SHORT TERM INVESTMENTS 1.6%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (j) (k)	159	159
T. Rowe Price Government Reserve Fund, 0.05% (j) (k)	11,845	11,845
		12,004
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.01% (j) (k)	9,100	9,100
Commercial Paper 0.4%
AT&T Inc.
0.41%, 12/14/21 (l)	6,045	6,042
Total Short Term Investments (cost $27,144)		27,146
Total Investments 100.7% (cost $1,751,987)		1,769,522
Other Derivative Instruments (0.0)%		(19)
Other Assets and Liabilities, Net (0.7)%		(12,299)
Total Net Assets 100.0%		1,757,204

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $276,801 and 15.8% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $9,664.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

(l) The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	10/11/19	3,660	3,713	0.2
China Mengniu Dairy Company Limited, 1.88%, 06/17/25	06/10/20	3,795	3,807	0.2
Consorcio Transmantaro S.A., 4.38%, 05/07/23	08/14/20	2,068	2,092	0.1
Eastern Creation II Investment Holdings Ltd., 1.00%, 09/10/23	09/02/20	3,114	3,126	0.2
Guangzhou Metro Investment Finance Ltd, 1.51%, 09/17/25	02/19/21	3,634	3,618	0.2
Hero Asia Investment Limited, 1.50%, 11/18/23	11/10/20	4,490	4,501	0.3
HPHT Finance (17) Limited, 2.75%, 09/11/22	05/08/20	4,336	4,371	0.3
LG Chem, Ltd., 3.25%, 10/15/24	01/07/21	3,635	3,631	0.2
Mizuho Financial Group (Cayman) Limited, 4.20%, 07/18/22	04/08/21	4,191	4,197	0.2
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,374	4,360	0.2
Picasso Finance Sub, Inc., 2.25%, 06/16/25	06/09/20	2,761	2,772	0.2
Prosperous Ray Limited, 4.63%, 11/12/23	10/16/20	3,208	3,203	0.2
QNB Finance Ltd, 3.50%, 03/28/24	11/17/20	2,844	2,867	0.2
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	1,565	1,561	0.1
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	3,623	3,658	0.2
SinoSing Power Pte. Ltd., 2.25%, 02/20/25	02/12/20	4,104	4,156	0.2
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	3,450	3,419	0.2
		58,852	59,052	3.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,254	January 2022	276,127	49	(178)

Short Contracts
United States 10 Year Ultra Bond	(77)	December 2021	(11,404)	(13)	219
United States 5 Year Note	(634)	January 2022	(78,382)	(55)	564
				(68)	783

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	859,874	—	859,874
Non-U.S. Government Agency Asset-Backed Securities	—	504,243	—	504,243
Government And Agency Obligations	—	378,259	—	378,259
Short Term Investments	21,104	6,042	—	27,146
	21,104	1,748,418	—	1,769,522
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	783	—	—	783
	783	—	—	783
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(178)	—	—	(178)
	(178)	—	—	(178)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 87.6%
Communication Services 16.7%
Audacy Capital Corp.
6.75%, 03/31/29 (a)	7,585	7,647
Avaya, Inc.
6.13%, 09/15/28 (a)	5,830	6,132
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	6,820	7,179
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	6,375	6,950
CSC Holdings, LLC
4.13%, 12/01/30 (a)	1,270	1,245
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	3,455	3,607
DKT Finance ApS
9.38%, 06/17/23 (a)	5,462	5,573
Frontier Communications Holdings, LLC
5.88%, 11/01/29	3,690	3,749
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	725	764
iHeartCommunications, Inc.
8.38%, 05/01/27	9,155	9,780
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (a)	5,795	5,946
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	3,030	3,225
Level 3 Financing, Inc.
4.25%, 07/01/28 (a)	1,750	1,767
3.63%, 01/15/29 (a)	7,480	7,248
Millennium Escrow Corporation
6.63%, 08/01/26 (a)	4,005	4,122
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	6,570	6,959
Northwest Fiber, LLC
4.75%, 04/30/27 (a)	2,860	2,903
Outfront Media Capital Corporation
4.25%, 01/15/29 (a)	6,990	6,927
Sinclair Television Group, Inc.
4.13%, 12/01/30 (a)	6,970	6,832
Telesat Canada
6.50%, 10/15/27 (a)	9,702	8,412
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	6,560	6,946
Urban One, Inc.
7.38%, 02/01/28 (a)	6,695	7,181
		121,094
Energy 16.4%
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	1,725	1,781
8.25%, 12/31/28 (a)	3,635	3,966
5.88%, 06/30/29 (a)	4,325	4,412
Cheniere Energy, Inc.
4.50%, 10/01/29	6,065	6,452
CNX Resources Corporation
7.25%, 03/14/27 (a)	6,400	6,812
6.00%, 01/15/29 (a)	2,920	3,089
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	6,585	7,116
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (a)	6,650	7,244
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	6,740	7,184
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (a)	5,079	4,710
10.50%, 05/15/27 (a)	3,310	3,283
NGL Energy Operating LLC
7.50%, 02/01/26 (a)	6,795	6,925
NGL Energy Partners LP
7.50%, 11/01/23	2,915	2,831
Occidental Petroleum Corporation
8.50%, 07/15/27	2,780	3,482
6.38%, 09/01/28	3,123	3,663
6.63%, 09/01/30	1,675	2,067
6.13%, 01/01/31	2,285	2,738
6.45%, 09/15/36	1,555	1,957
PDC Energy, Inc.
5.75%, 05/15/26	2,810	2,925
PDV America, Inc.
9.25%, 08/01/24 (a)	6,840	6,892
SM Energy Company
5.63%, 06/01/25	3,725	3,747
6.63%, 01/15/27	3,585	3,674
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (a)	5,275	5,517
6.00%, 12/31/30 (a)	3,030	3,105
Transocean Pontus Limited
6.13%, 08/01/25 (a)	3,447	3,450
Transocean Proteus Limited
6.25%, 12/01/24 (a)	3,718	3,715
Weatherford International Ltd.
6.50%, 09/15/28 (a)	5,680	5,850
		118,587
Consumer Discretionary 14.8%
Adtalem Global Education Inc.
5.50%, 03/01/28 (a)	5,930	5,990
Aston Martin Capital Holdings Limited
10.50%, 11/30/25 (a)	6,652	7,404
Carnival Corporation
5.75%, 03/01/27 (a)	6,925	7,156
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (a) (b)	3,805	3,598
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	1,491	1,512
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a)	4,045	4,044
IRB Holding Corp.
6.75%, 02/15/26 (a)	6,530	6,717
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (a)	7,165	6,977
LSF9 Atlantis
7.75%, 02/15/26 (a)	6,890	7,143
Magic Mergeco, Inc.
7.88%, 05/01/29 (a)	6,945	7,202
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)	6,985	6,753
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	6,995	7,432
Staples, Inc.
10.75%, 04/15/27 (a) (b)	7,300	7,103
Studio City Finance Limited
5.00%, 01/15/29 (a)	7,305	6,741
Tenneco Inc.
5.00%, 07/15/26 (b)	6,935	6,841
Wheel Pros, Inc.
6.50%, 05/15/29 (a)	7,065	6,864
White Cap Parent, LLC
8.25%, 03/15/26 (a) (c)	7,395	7,635
		107,112
Financials 8.5%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	3,035	3,349
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (a)	11,280	10,793
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	6,535	6,649
EG Global Finance PLC
6.75%, 02/07/25 (a)	5,400	5,521
Ford Motor Credit Company LLC
3.82%, 11/02/27	2,632	2,741
5.11%, 05/03/29	3,340	3,732
4.00%, 11/13/30	4,140	4,305
GPS Hospitality Holding Company LLC
7.00%, 08/15/28 (a)	2,885	2,863
USA Compression Finance Corp.
6.88%, 09/01/27	6,960	7,353

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (a)	13,293	14,493
		61,799
Industrials 7.0%
American Airlines, Inc.
11.75%, 07/15/25 (a)	2,630	3,253
ARD Finance S.A.
6.50%, 06/30/27 (a) (c)	5,625	5,966
Deluxe Corporation
8.00%, 06/01/29 (a)	6,725	7,052
Granite US Holdings Corporation
11.00%, 10/01/27 (a) (b)	6,575	7,216
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (a)	4,015	4,027
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (a)	3,645	3,613
Rolls-Royce PLC
5.75%, 10/15/27 (a)	6,395	7,106
Spirit AeroSystems, Inc.
4.60%, 06/15/28	6,995	6,955
Tutor Perini Corporation
6.88%, 05/01/25 (a) (b)	5,435	5,572
		50,760
Consumer Staples 7.0%
Coty Inc.
6.50%, 04/15/26 (a)	14,301	14,656
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (a) (b)	5,997	5,746
Rite Aid Corporation
7.50%, 07/01/25 (a)	8,840	8,841
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	14,157	14,009
Triton Water Holdings Incorporated
6.25%, 04/01/29 (a)	7,240	7,368
		50,620
Materials 6.9%
Allegheny Technologies Incorporated
7.88%, 08/15/23 (d) (e)	4,808	5,351
CVR Partners, LP
6.13%, 06/15/28 (a)	7,060	7,405
Diamond (BC) B.V.
4.63%, 10/01/29 (a)	945	959
GrafTech Finance Inc.
4.63%, 12/15/28 (a)	6,465	6,632
IAMGOLD Corporation
5.75%, 10/15/28 (a)	6,760	6,657
Polar US Borrower, LLC
6.75%, 05/15/26 (a)	5,645	5,679
SCIH Salt Holdings Inc.
6.63%, 05/01/29 (a) (b)	7,215	6,968
Taseko Mines Limited
7.00%, 02/15/26 (a)	1,982	2,018
Venator Materials Corporation
5.75%, 07/15/25 (a)	4,800	4,536
Warrior Met Coal, Inc.
8.00%, 11/01/24 (a)	4,090	4,164
		50,369
Health Care 5.4%
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (a)	6,665	7,106
Community Health Systems, Inc.
6.88%, 04/01/28 (a) (b)	7,425	7,135
DaVita Inc.
3.75%, 02/15/31 (a)	6,895	6,714
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a)	6,335	6,316
Mozart Debt Merger Sub Inc
5.25%, 10/01/29 (a)	1,890	1,890
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (a)	2,580	2,764
Tenet Healthcare Corporation
6.13%, 10/01/28 (a)	4,585	4,811
6.88%, 11/15/31	2,023	2,303
		39,039
Information Technology 2.7%
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)	1,890	1,961
NCR Corporation
5.75%, 09/01/27 (a)	3,595	3,798
5.00%, 10/01/28 (a)	850	873
5.13%, 04/15/29 (a)	2,155	2,223
Veritas USA Inc.
7.50%, 09/01/25 (a)	5,675	5,906
ViaSat, Inc.
6.50%, 07/15/28 (a)	4,625	4,874
		19,635
Real Estate 2.2%
Brookfield Property REIT Inc.
5.75%, 05/15/26 (a) (b)	5,090	5,288
Service Properties Trust
4.95%, 02/15/27	2,815	2,799
3.95%, 01/15/28	8,356	7,885
		15,972
Total Corporate Bonds And Notes (cost $619,029)		634,987
SENIOR FLOATING RATE INSTRUMENTS 6.5%
Consumer Discretionary 3.6%
KNS Acquisition Corp.
Term Loan, 7.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (f)	7,180	7,140
PetSmart, Inc.
2021 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.75%), 12/31/24 (f)	6,820	6,830
Staples, Inc.
7 Year Term Loan, 5.13%, (3 Month USD LIBOR + 5.00%), 04/05/26 (f)	7,311	6,959
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (f)	5,314	5,320
		26,249
Industrials 1.9%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (f)	6,735	6,960
Tutor Perini Corporation
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/13/27 (f)	6,729	6,735
		13,695
Consumer Staples 1.0%
Journey Personal Care Corp.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (f)	6,833	6,844
PFS Holding Corporation
2nd Lien Term Loan, 0.00%, 01/31/22 (g) (h) (i)	751	60
		6,904
Health Care 0.0%
Medline Industries, Inc.
Term Loan , 0.00%, 08/04/22 (i) (j)	17,735	—
Total Senior Floating Rate Instruments (cost $47,452)		46,848
PREFERRED STOCKS 0.9%
Energy 0.6%
Crestwood Equity Partners LP, 9.25% (k)	460	4,600
Financials 0.3%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (g)	194	2,037
Total Preferred Stocks (cost $6,850)		6,637
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (g) (i)	5	5
Total Common Stocks (cost $16)		5
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (g) (i)	34	3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Ascent Resources - Marcellus, LLC - 2nd Lien B (g) (i)	27	1
Total Warrants (cost $8)		4
SHORT TERM INVESTMENTS 11.1%
Securities Lending Collateral 6.4%
JNL Securities Lending Collateral Fund, 0.01% (l) (m)	46,905	46,905
Investment Companies 4.7%
JNL Government Money Market Fund, 0.01% (l) (m)	110	110
T. Rowe Price Government Reserve Fund, 0.05% (l) (m)	33,863	33,863
		33,973
Total Short Term Investments (cost $80,878)		80,878
Total Investments 106.1% (cost $754,233)		769,359
Other Assets and Liabilities, Net (6.1)%		(44,087)
Total Net Assets 100.0%		725,272

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $537,657 and 74.1% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Non-income producing security.

(h) As of September 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	634,987	—	634,987
Senior Floating Rate Instruments	—	46,788	60	46,848
Preferred Stocks	6,637	—	—	6,637
Common Stocks	—	—	5	5
Warrants	—	—	4	4
Short Term Investments	80,878	—	—	80,878
	87,515	681,775	69	769,359

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.1%
Financials 20.2%
American International Group, Inc.	2,834	155,535
Bank of America Corporation	2,307	97,935
Chubb Limited	315	54,600
Citigroup Inc.	626	43,933
Equitable Holdings, Inc.	1,223	36,245
JPMorgan Chase & Co.	26	4,226
Marsh & McLennan Companies, Inc.	98	14,792
MetLife, Inc.	693	42,773
Morgan Stanley	2,299	223,715
The Charles Schwab Corporation	1,516	110,438
The Goldman Sachs Group, Inc.	193	72,781
The Hartford Financial Services Group, Inc.	838	58,881
The Travelers Companies, Inc.	215	32,662
Wells Fargo & Company	2,996	139,061
		1,087,577
Health Care 18.2%
Abbott Laboratories	140	16,523
AbbVie Inc.	233	25,103
Agilent Technologies, Inc.	436	68,615
Anthem, Inc.	179	66,888
AstraZeneca PLC - ADR (a)	1,263	75,843
Bausch Health Companies Inc. (a)	99	2,766
Becton, Dickinson and Company	171	42,104
Centene Corporation (a)	630	39,255
Cigna Holding Company	53	10,661
Danaher Corporation	485	147,532
Elanco Animal Health (a)	1,159	36,963
Eli Lilly & Co.	222	51,338
HCA Healthcare, Inc.	269	65,344
Medtronic Public Limited Company	658	82,534
PerkinElmer Inc.	109	18,923
Pfizer Inc.	564	24,266
Steris Limited	10	2,084
Stryker Corporation	65	17,072
Teleflex Incorporated	69	25,856
Thermo Fisher Scientific Inc.	177	101,249
UnitedHealth Group Incorporated	143	55,685
		976,604
Information Technology 13.4%
Analog Devices, Inc. (a)	368	61,644
Applied Materials, Inc. (a)	611	78,636
ASML Holding - ADR (a)	32	24,011
Broadcom Inc. (a)	115	55,912
Fiserv, Inc. (a)	325	35,267
KLA-Tencor Corp. (a)	65	21,791
Microchip Technology Incorporated (a)	119	18,234
Micron Technology, Inc. (a)	128	9,100
Microsoft Corporation (a)	870	245,215
Motorola Solutions Inc.	5	1,069
NXP Semiconductors N.V.	86	16,816
Qualcomm Incorporated (a)	269	34,708
Salesforce.Com, Inc. (a)	283	76,782
Texas Instruments Incorporated (a)	57	10,879
Visa Inc. - Class A	147	32,659
Zoom Video Communications, Inc. - Class A (a)	4	994
		723,717
Industrials 12.1%
Caterpillar Inc.	82	15,803
CSX Corp. (a)	1,089	32,397
Fortive Corporation	468	33,013
General Electric Company	1,839	189,457
Honeywell International Inc. (a)	193	40,886
Hubbell Inc.	188	34,041
Illinois Tool Works Inc.	25	5,228
Jacobs Engineering Group Inc.	321	42,605
Norfolk Southern Corporation	243	58,043
Republic Services Inc.	369	44,347
Schneider Electric SE (a)	109	18,042
Siemens AG - Class N	267	43,639
Union Pacific Corporation	118	23,203
United Parcel Service Inc. - Class B	245	44,598
United Rentals Inc. (a)	69	24,234
		649,536
Communication Services 10.4%
Alphabet Inc. - Class C (a)	140	372,328
Booking Holdings Inc. (a)	2	5,697
Comcast Corporation - Class A (a)	402	22,478
Facebook, Inc. - Class A (a)	11	3,767
T-Mobile USA, Inc. (a)	576	73,607
Walt Disney Co.	468	79,242
		557,119
Materials 8.1%
Avery Dennison Corporation	80	16,633
International Flavors & Fragrances Inc.	135	17,994
International Paper Company	1,561	87,282
Linde Public Limited Company	284	83,391
Martin Marietta Materials Inc.	30	10,194
Packaging Corporation of America	309	42,428
PPG Industries, Inc.	204	29,191
Sherwin-Williams Co.	173	48,514
Westrock Company, Inc.	1,965	97,940
		433,567
Consumer Discretionary 6.0%
AutoZone, Inc. (a)	1	1,900
Hilton Worldwide Holdings Inc. (a)	398	52,561
Marriott International, Inc. - Class A (a)	336	49,814
McDonald's Corporation	22	5,249
MGM Resorts International	732	31,572
Starbucks Corporation (a)	294	32,461
The Home Depot, Inc.	120	39,323
TJX Cos. Inc.	590	38,922
Yum! Brands, Inc.	592	72,382
		324,184
Utilities 5.1%
Ameren Corporation	20	1,586
Atmos Energy Corporation	36	3,167
CMS Energy Corp.	88	5,252
Dominion Energy, Inc.	373	27,247
Evergy, Inc.	97	6,008
Eversource Energy	165	13,503
Exelon Corporation (a)	89	4,314
NextEra Energy, Inc.	832	65,344
Sempra Energy	734	92,877
The AES Corporation	628	14,342
The Southern Company	495	30,692
WEC Energy Group Inc.	57	5,017
Xcel Energy Inc. (a)	78	4,888
		274,237
Real Estate 4.6%
Alexandria Real Estate Equities, Inc.	102	19,470
Camden Property Trust	222	32,790
Equity Lifestyle Properties, Inc.	308	24,033
ProLogis Inc.	933	117,010
Welltower Inc.	608	50,062
Weyerhaeuser Company	163	5,808
		249,173
Consumer Staples 0.8%
Keurig Dr Pepper Inc. (a)	161	5,507
Kimberly-Clark Corporation	37	4,914
Mondelez International, Inc. - Class A (a)	94	5,457
Walmart Inc.	215	29,917
		45,795
Energy 0.2%
EOG Resources, Inc.	109	8,774
Total Common Stocks (cost $4,445,099)		5,330,283
PREFERRED STOCKS 0.3%
Utilities 0.3%
The AES Corporation, 6.88%, 02/15/24 (b) (c)	110	10,608
The Southern Company, 6.75%, 08/01/22 (c)	124	6,341
Total Preferred Stocks (cost $17,310)		16,949

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.0%
JNL Government Money Market Fund, 0.01% (d) (e)	2,440	2,440
T. Rowe Price Government Reserve Fund, 0.05% (d) (e)	51,219	51,219
		53,659
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.01% (d) (e)	6,301	6,301
Total Short Term Investments (cost $59,960)		59,960
Total Investments 100.5% (cost $4,522,369)		5,407,192
Other Assets and Liabilities, Net (0.5)%		(29,210)
Total Net Assets 100.0%		5,377,982

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	5,268,602	61,681	—	5,330,283
Preferred Stocks	16,949	—	—	16,949
Short Term Investments	59,960	—	—	59,960
	5,345,511	61,681	—	5,407,192

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 98.8%
United States of America 14.2%
EPAM Systems, Inc. (a)	101	57,891
Lululemon Athletica Inc. (a)	171	69,147
Mettler-Toledo International Inc. (a)	43	59,535
ResMed Inc.	325	85,674
Steris Limited	239	48,935
		321,182
Switzerland 11.1%
Alcon AG	791	64,156
Lonza Group AG	85	63,881
Nestle SA - Class N	457	55,067
Sika AG	213	67,569
		250,673
United Kingdom 7.6%
AON Public Limited Company - Class A	163	46,671
Atlassian Corporation PLC - Class A (a)	136	53,091
Experian PLC	1,732	72,688
		172,450
China 6.7%
Li Ning Company Limited	4,099	47,722
Shenzhou International Group Holdings Limited	2,078	44,084
Wuxi Biologics Cayman Inc (a) (b)	3,701	60,568
		152,374
Canada 6.5%
Canadian Pacific Railway Limited (a) (c)	1,140	74,200
Shopify Inc. - Class A (a)	54	73,721
		147,921
Netherlands 6.4%
Adyen B.V. (a) (b)	20	56,631
ASML Holding - ADR (a)	117	87,118
		143,749
Japan 6.1%
Keyence Corp.	119	71,245
Lasertec Corporation	296	67,686
		138,931
Ireland 6.0%
Accenture Public Limited Company - Class A	218	69,740
Icon Public Limited Company (a)	254	66,472
		136,212
France 5.0%
LVMH Moet Hennessy Louis Vuitton SE	96	68,363
Pernod-Ricard SA	206	45,330
		113,693
Sweden 4.5%
Atlas Copco Aktiebolag - Class A	941	56,930
Evolution Gaming Group AB (publ) (b)	293	44,560
		101,490
Denmark 3.9%
DSV Panalpina A/S	370	88,673
Taiwan 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	774	86,446
Australia 3.3%
CSL Ltd.	355	74,525
Argentina 3.3%
MercadoLibre S.R.L (a)	44	73,403
Hong Kong 3.2%
AIA Group Limited	6,162	71,206
Italy 2.6%
Ferrari N.V.	284	59,290
Spain 2.1%
Amadeus IT Group SA (b)	716	46,940
India 1.4%
HDFC Bank Limited - ADR	442	32,273
Brazil 1.1%
Magazine Luiza S.A.	9,216	24,302
Total Common Stocks (cost $1,337,024)		2,235,733
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund, 0.01% (d) (e)	20,754	20,754
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.01% (d) (e)	331	331
Total Short Term Investments (cost $21,085)		21,085
Total Investments 99.7% (cost $1,358,109)		2,256,818
Other Assets and Liabilities, Net 0.3%		6,378
Total Net Assets 100.0%		2,263,196

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	09/16/20	36,379	56,631	2.5
Amadeus IT Group SA	06/08/18	53,931	46,940	2.1
Evolution Gaming Group AB (publ)	03/18/21	45,537	44,560	1.9
Wuxi Biologics Cayman Inc	11/12/20	38,206	60,568	2.7
		174,053	208,699	9.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United States of America	321,182	—	—	321,182
Switzerland	—	250,673	—	250,673
United Kingdom	99,762	72,688	—	172,450
China	—	152,374	—	152,374

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund (continued)
Canada	147,921	—	—	147,921
Netherlands	87,118	56,631	—	143,749
Japan	—	138,931	—	138,931
Ireland	136,212	—	—	136,212
France	—	113,693	—	113,693
Sweden	—	101,490	—	101,490
Denmark	—	88,673	—	88,673
Taiwan	86,446	—	—	86,446
Australia	—	74,525	—	74,525
Argentina	73,403	—	—	73,403
Hong Kong	—	71,206	—	71,206
Italy	—	59,290	—	59,290
Spain	—	46,940	—	46,940
India	32,273	—	—	32,273
Brazil	24,302	—	—	24,302
Short Term Investments	21,085	—	—	21,085
	1,029,704	1,227,114	—	2,256,818

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 68.5%
Financials 42.1%
26 Capital Acquisition Corp. (a)	23	227
890 5th Avenue Partners, Inc. - Class A (a)	20	198
Accelerate Acquisition Corp. - Class A (a)	25	243
ACE Convergence Acquisition Corp. - Class A (a)	55	545
Altimar Acquisition Corp. III (a)	5	53
Altimeter Growth Corp. 2 - Class A (a)	26	254
Altitude Acquisition Corp. - Class A (a)	14	135
Anzu Special Acquisition Corp I (a)	25	248
Apollo Strategic Growth Capital - Class A (a)	26	256
Archimedes Tech Spac Partners Co. (a)	25	248
Ares Acquisition Corp. (a)	48	472
Arrowroot Acquisition Corp. - Class A (a)	21	206
Artemis Strategic Investment Corp. (a)	9	88
Atlas Crest Investment Corp. II (a)	23	235
Austerlitz Acquisition Corp I (a)	25	257
Austerlitz Acquisition Corp I - Class A (a)	36	359
Austerlitz Acquisition Corp II (a)	25	246
Authentic Equity Acquisition Corp. (a)	22	221
Avanti Acquisition Corp. - Class A (a)	81	795
Blueriver Acquisition Corp. (a)	11	110
Bright Lights Acquisition Corp. (a)	91	914
Bright Lights Acquisition Corp. - Class A (a)	11	105
Builder Acquisition Corp. (a)	4	38
Burgundy Technology Acquisition Corporation (a)	13	134
Burgundy Technology Acquisition Corporation - Class A (a)	35	350
Cadence Bancorporation - Class A	21	468
Capstar Special Purpose Acquisition Corp. - Class A (a)	26	255
Carney Technology Acquisition Corp. II (a)	13	131
CF Acquisition Corp. IV - Class A (a)	37	363
CF Acquisition Corp. VI (a)	12	123
CF Acquisition Corp. VIII (a)	25	254
CHP Merger Corp. - Class A (a)	61	610
CIIG Capital Partners II, Inc. (a)	10	102
Class Acceleration Corp. (a)	23	228
Climate Real Impact Solutions II Acquisition Corporation (a)	12	118
Climate Real Impact Solutions II Acquisition Corporation - Class A (a)	—	2
CM Life Sciences III Inc. - Class A (a)	21	208
Cohn Robbins Holdings Corp. - Class A (a)	68	669
Colicity Inc. (a)	24	241
Colonnade Acquisition Corp. II (a)	25	241
Compute Health Acquisition Corp. (a)	36	364
Concord Acquisition Corp. - Class A (a)	49	493
CONX Corp. - Class A (a)	117	1,149
Corner Growth Acquisition Corp. (a)	12	121
COVA Acquisition Corp. (a)	24	243
D And Z Media Acquisition Corp. (a)	7	68
Decarbonization Plus Acquisition Corporation II (a)	12	125
Decarbonization Plus Acquisition Corporation III - Class A (a)	5	46
Deep Lake Capital Acquisition Corp. - Class A (a)	54	524
Delwinds Insurance Acquisition Corp. (a)	23	226
DFP Healthcare Acquisitions Corp. - Class A (a)	56	558
Diamondhead Holdings Corp. (a)	12	118
Dragoneer Growth Opportunities Corp. II - Class A (a)	30	299
Dragoneer Growth Opportunities Corp. III - Class A (a)	6	56
E.Merge Technology Acquisition Corp. - Class A (a)	48	471
ECP Environmental Growth Opportunities Corp. - Class A (a)	44	434
Elliott Opportunity II Corp. (a)	2	25
Elliott Opportunity II Corp. - Class A (a)	26	253
Environmental Impact Acquisition Corp. - Class A (a)	14	136
Equity Distribution Acquisition Corp. - Class A (a)	86	849
ESM Acquisition Corporation (a)	25	247
Eucrates Biomedical Acquisition Corp. (a)	—	—
Far Peak Acquisition Corp. - Class A (a)	82	813
Finserv Acquisition Corp. II (a)	12	122
Fintech Acquisition Corp. VI (a)	6	63
FinTech Evolution Acquisition Group (a)	16	160
FirstMark Horizon Acquisition Corp. (a)	12	127
Foresight Acquisition Corp. - Class A (a)	—	3
Fortistar Sustainable Solutions Corp. (a)	21	208
Fortress Capital Acquisition Corp - Class A (a)	56	545
Fortress Value Acquisition Corp. IV (a)	7	71
Frazier Lifesciences Acquisition Corp. (a)	20	196
FTAC Athena Acquisition Corp. - Class A (a)	29	285
FTAC Hera Acquisition Corp. (a)	16	163
FTAC Parnassus Acquisition Corp. - Class A (a)	6	61
Fusion Acquisition Corp. II (a)	7	66
G Squared Ascend I Inc. (a)	31	309
G Squared Ascend I Inc. - Class A (a)	5	51
G Squared Ascend II, Inc. (a)	5	53
Gigcapital4, Inc. (a)	30	298
Goal Acquisitions Corp. (a)	119	1,153
Golden Falcon Acquisition Corp. - Class A (a)	58	564
Gores Holdings VIII, Inc. - Class A (a)	—	1
Gores Technology Partners II, Inc. - Class A (a)	1	14
Gores Technology Partners, Inc. - Class A (a)	4	42
Graf Acquisition Corp. IV (a)	7	68
GS Acquisition Holdings Corp II - Class A (a)	64	653
Haymaker Acquisition Corp. III (a)	13	125
Healthcare Services Acquisition Corporation - Class A (a)	58	564
Hennessy Capital Acquisition Corp. V (a)	20	201
HH&L Acquisition Co. (a)	12	119
Horizon Acquisition Corp II - Class A (a)	6	55
HPX Corp. - Class A (a)	34	339
Hudson Executive Investment Corp. II (a)	23	229
Independence Holdings Corp. (a)	25	246
INSU Acquisition Corp III (a)	27	273
Interprivate II Acquisition Corp. (a)	25	242
Interprivate III Financial Partners Inc. - Class A (a)	24	243
Interprivate IV Infratech Partners Inc. (a)	24	242
Investindustrial Acquisition Corp. - Class A (a)	13	127
Isleworth Healthcare Acquisition Corp. (a)	8	77
Isos Acquisition Corp. - Class A (a)	6	60
Jack Creek Investment Corp. (a)	23	236
Jaws Hurricane Acquisition Corp - Class A (a)	2	15
Jaws Juggernaut Acquisition Corp. (a)	9	88
Jaws Mustang Acquisition Corp. (a)	11	108
Jaws Mustang Acquisition Corp. - Class A (a)	9	86
Kairos Acquisition Corp. (a)	57	576
Kensington Capital Acquisition Corp. V (a)	25	253
Khosla Ventures Acquisition Co. - Class A (a)	13	131
Kismet Acquisition Three Corp. - Class A (a)	6	55
KKR Acquisition Holdings I Corp. (a)	13	127
KL Acquisition Corp. - Class A (a)	70	686
Kludein I Acquisition Corp. (a)	20	200
L Catterton Asia Acquisition Corp - Class A (a)	2	20
Landcadia Holdings IV Inc. - Class A (a)	13	126
Lerer Hippeau Acquisition Corp. - Class A (a)	25	238
Lionheart Acquisition Corporation II - Class A (a)	13	127
Live Oak Acquisition Corp. II Pipe (a) (b)	5	51
Live Oak Crestview Climate Acquisition Corp. (a)	13	126
Longview Acquisition Corp. II - Class A (a)	19	190
M3-Brigade Acquisition II Corp. - Class A (a)	10	104
Macondray Capital Acquisition Corp. I (a)	6	58
Magnum Opus Acquisition Limited - Class A (a)	2	25
MarketWise, Inc. - Class A (a)	5	41
Marlin Technology Corp. - Class A (a)	77	747
Marquee Raine Acquisition Corp. - Class A (a)	59	586
Mason Industrial Technology, Inc. (a)	23	232
Medicus Sciences Acquisition Corp. - Class A (a)	6	58
Merida Merger Corp. I (a)	86	857
Montes Archimedes Acquisition Corp. - Class A (a) (c)	60	601
Motive Capital Corp - Class A (a)	30	295
Music Acquisition Corp. (a)	24	243
New Vista Acquisition Corp (a)	60	594
Newbury Street Acquisition Corporation (a)	25	247
NextGen Acquisition Corp. II (a)	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
NextGen Acquisition Corp. II - Class A (a)	38	375
Noble Rock Acquisition Corp. (a)	42	414
Noble Rock Acquisition Corp. - Class A (a)	27	262
North Atlantic Acquisition Corp (a)	24	243
Northern Genesis Acquisition Corp. II (a)	26	268
Northern Genesis Acquisition Corp. III (a)	3	27
Northern Star Investment Corp. II - Class A (a)	48	478
Novus Capital Corporation II (a)	12	124
Omega Alpha SPAC - Class A (a)	50	487
Pathfinder Acquisition Corp. - Class A (a)	24	241
Peridot Acquisition Corp. II (a)	21	203
Peridot Acquisition Corp. II - Class A (a)	4	35
Pershing Square Tontine Holdings, Ltd. - Class A (a)	6	123
Pioneer Merger Corp. - Class A (a)	24	236
Pivotal Investment Corporation III (a)	23	231
Plum Acquisition Corp. I (a)	25	247
Pontem Corp - Class A (a)	66	638
Post Holdings Partnering Corporation - Series A (a)	13	121
Power & Digital Infrastructure Acquisition Corp. (a)	12	129
Prime Impact Acquisition I (a)	7	70
Prime Impact Acquisition I - Class A (a)	55	538
Priveterra Acquisition Corp. (a)	25	245
Progressive Acquisition Corporation (a)	3	26
Property Solutions Acquisition Corp. II (a)	12	122
Prospector Capital Corp. - Class A (a)	54	532
Queen's Gambit Growth Capital (a)	7	72
Queen's Gambit Growth Capital - Class A (a)	16	155
Redball Acquisition Corp. - Class A (a)	18	177
Reinvent Technology Partners Y - Class A (a)	62	619
RMG Acquisition Corp. III - Class A (a)	46	448
Rocket Internet Growth Opportunities Corp. (a)	25	250
Roman DBDR Tech Acquisition Corp. - Class A (a)	25	252
Ross Acquisition Corp. II (a)	22	215
ScION Tech Growth I - Class A (a)	114	1,106
ScION Tech Growth II (a)	24	244
SCVX Corp. - Class A (a)	39	387
Senior Connect Acquisition Corp. I - Class A (a)	23	228
Shelter Acquisition Corporation I (a) (b)	2	—
Shelter Acquisition Corporation I (a)	12	117
Simon Property Group Acquisition Holdings, Inc. (a)	24	242
Simon Property Group Acquisition Holdings, Inc. - Class A (a)	19	188
Soar Technology Acquisition Corp. (a)	3	26
Social Capital Hedosophia Holdings Corp. VI - Class A (a) (d)	30	307
Sports Entertainment Acquisition Corp. (a)	13	144
Supernova Partners Acquisition Company III, Ltd. - Class A (a)	38	367
Sustainable Development Acquisition I Corp. (a)	22	222
Switchback II Corporation - Class A (a)	13	127
Syncora Holdings Ltd. (a)	306	15
Tailwind Acquisition Corp. - Class A (a)	36	355
The Hartford Financial Services Group, Inc. (d)	16	1,126
Thimble Point Acquisition Corp. - Class A (a)	48	473
Thunder Bridge Capital Partners III, Inc. - Class A (a)	48	466
Tishman Speyer Innovation Corp. II - Class A (a)	47	464
Trebia Acquisition Corp. - Class A (a)	52	519
Tribe Capital Growth Corp I (a)	22	219
Twelve Seas Investment Company II (a)	5	49
TZP Strategies Acquisition Corp. (a)	14	135
VectoIQ Acquisition Corp. II - Class A (a)	50	489
Virgin Group Acquisition Corp. II - Class A (a)	38	366
Virtuoso Acquisition Corp. - Class A (a)	30	300
VY Global Growth - Class A (a)	64	623
Warburg Pincus Capital Corporation I—A - Class A (a)	4	37
Yucaipa Acquisition Corporation - Class A (a)	59	584
Z-Work Acquisition Corp. - Class A (a)	7	70
		53,711
Health Care 6.8%
Acceleron Pharma Inc. (a)	6	991
Convey Holding Parent, Inc. (a)	—	2
Hill-Rom Holdings Inc.	13	2,008
Inovalon Holdings, Inc. - Class A (a)	18	707
Intersect ENT, Inc. (a)	5	135
Kadmon Holdings, Inc. (a)	9	75
Molecular Partners AG - ADR (a)	—	4
PPD, Inc. (a)	31	1,445
Quantum-Si Incorporated - Class A (a)	25	205
Tilray, Inc. (a)	7	80
Trillium Therapeutics Inc. (a)	46	816
Zimmer Biomet Holdings, Inc. (d)	15	2,210
		8,678
Information Technology 5.7%
Advanced Micro Devices, Inc. (a)	2	225
Afterpay Limited - ADR (a)	2	165
Cloudera, Inc. (a)	126	2,005
Coherent Inc. (a)	2	476
Dell Technology Inc. - Class C (a) (d)	6	676
E2Open Parent Holdings, Inc. (a)	24	241
Five9 Inc. (a)	6	883
MagnaChip Semiconductor, Ltd. (a)	24	430
Medallia, Inc. (a)	4	127
Nuance Communications, Inc. (a)	25	1,393
Xilinx, Inc. (a)	4	581
Zeta Global Holdings Corp. - Class A (a)	—	1
Zoom Video Communications, Inc. - Class A (a)	—	43
		7,246
Materials 4.6%
Atotech Limited (a)	45	1,087
BHP Group PLC - ADR	55	2,784
Domtar Corp. (a)	12	679
DuPont de Nemours, Inc. (d)	8	521
Ferro Corporation (a)	37	751
		5,822
Communication Services 2.5%
MGM Holdings, Inc. - Class A (a) (b)	4	568
Sciplay Corporation - Class A (a)	13	269
Vodafone Group Public Limited Company - ADR (a) (d)	155	2,393
		3,230
Industrials 2.1%
51job Inc. - ADR (a)	15	1,072
Aerojet Rocketdyne Holdings, Inc. (a)	6	276
Kansas City Southern	4	1,200
Microvast Holdings, Inc. (a) (c)	20	156
		2,704
Consumer Staples 1.7%
Sanderson Farms Inc. (a)	11	1,986
TPCO Holding Corp. - Class A (a)	12	39
TPCO Holding Corp. - Class A (a)	20	63
		2,088
Utilities 1.4%
PNM Resources, Inc.	36	1,761
Consumer Discretionary 1.0%
Cazoo Group Ltd - Class A (a)	27	211
Stamps.com Inc. (a)	3	1,110
		1,321
Energy 0.4%
Cimarex Energy Co.	—	11
Royal Dutch Shell PLC - Class B - ADR	11	489
		500
Real Estate 0.2%
Columbia Property Trust Inc.	12	234
Total Common Stocks (cost $90,729)		87,295
CORPORATE BONDS AND NOTES 7.5%
Real Estate 3.5%
Deutsche Wohnen AG
0.33%, 07/26/24, EUR (e) (f)	200	316
0.60%, 01/05/26, EUR (e) (f)	1,300	1,952
WeWork Companies Inc.
7.88%, 05/01/25 (g)	2,157	2,191
		4,459

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Communication Services 1.4%
Cengage Learning, Inc.
9.50%, 06/15/24 (g)	1,590	1,629
Northwest Fiber, LLC
4.75%, 04/30/27 (g)	92	93
		1,722
Financials 1.0%
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (g)	1,130	1,232
Energy 0.9%
Bonanza Creek Energy, Inc.
7.50%, 04/30/26	1,175	1,182
Consumer Discretionary 0.7%
Grubhub Holdings Inc.
5.50%, 07/01/27 (g)	293	304
New Golden Nugget Inc.
6.75%, 10/15/24 (g)	580	581
		885
Health Care 0.0%
Mozart Debt Merger Sub Inc
5.25%, 10/01/29 (g)	64	64
Total Corporate Bonds And Notes (cost $9,391)		9,544
SENIOR FLOATING RATE INSTRUMENTS 4.1%
Energy 1.8%
Heritage Power LLC
Term Loan B, 7.00%, (3 Month USD LIBOR + 6.00%), 08/02/26 (h)	2,545	2,242
Communication Services 1.0%
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (c) (i)	253	10
Syniverse Holdings Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (h) (j)	1,230	1,229
		1,239
Health Care 0.8%
Mallinckrodt International Finance S.A.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 09/24/24 (h) (j)	1,150	1,085
Consumer Discretionary 0.5%
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (h)	692	689
Total Senior Floating Rate Instruments (cost $5,720)		5,255
OTHER EQUITY INTERESTS 2.8%
Altaba Inc. (a) (b) (k)	545	3,563
Total Other Equity Interests (cost $16,720)		3,563
WARRANTS 0.8%
23andMe Holding Co. (a)	10	19
890 5th Avenue Partners, Inc. (a)	7	8
Accelerate Acquisition Corp. (a)	8	8
ACE Convergence Acquisition Corp. (a)	26	15
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (b)	120	—
Apollo Strategic Growth Capital (a)	9	7
Ardagh Metal Packaging S.A. (a)	3	6
Arrowroot Acquisition Corp. (a)	11	6
Avanti Acquisition Corp. (a)	11	8
Cazoo Group Ltd (a)	14	21
CHP Merger Corp. (a)	30	17
Cohn Robbins Holdings Corp. (a)	23	21
CONX Corp. (a)	29	34
Deep Lake Capital Acquisition Corp. (a)	27	20
E.Merge Technology Acquisition Corp. (a)	16	11
Equity Distribution Acquisition Corp. (a)	5	4
Far Peak Acquisition Corp. (a)	19	33
Fortress Capital Acquisition Corp (a)	11	10
FTAC Athena Acquisition Corp. (a)	7	9
Gigcapital4, Inc. (a)	4	4
Ginkgo Bioworks Holdings, Inc. (a)	5	17
Goal Acquisitions Corp. (a)	119	69
Golden Falcon Acquisition Corp. (a)	29	18
Healthcare Services Acquisition Corporation (a)	29	19
HPX Corp. (a)	17	9
Interprivate III Financial Partners Inc. (a)	5	6
Isleworth Healthcare Acquisition Corp. (a)	2	1
Kaixin Auto Holdings (a)	123	11
Kensington Capital Acquisition Corp. II (a)	6	7
KL Acquisition Corp. (a)	23	17
KLDiscovery (a)	78	23
Longview Acquisition Corp. II (a)	4	5
Marlin Technology Corp. (a)	26	20
Marquee Raine Acquisition Corp. (a)	15	20
MoneyLion Inc. (a)	34	33
Montes Archimedes Acquisition Corp. (a)	30	45
Motive Capital Corp (a)	8	10
NextGen Acquisition Corp. II (a)	5	9
Northern Star Investment Corp. II (a)	1	—
Origin Materials (a)	16	25
Pathfinder Acquisition Corp. (a)	5	5
Pioneer Merger Corp. (a)	8	9
Pontem Corp (a)	22	16
Prospector Capital Corp. (a)	18	13
Quantum-Si Incorporated (a)	13	27
Reebonz Holding Limited (a)	51	—
Reinvent Technology Partners Y (a)	5	7
RMG Acquisition Corp. III (a)	9	8
ScION Tech Growth I (a)	38	29
SCVX Corp. (a)	19	16
Senior Connect Acquisition Corp. I (a)	12	8
Supernova Partners Acquisition Company III, Ltd. (a)	8	6
Talkspace, Inc. (a)	18	14
Thimble Point Acquisition Corp. (a)	16	15
Thunder Bridge Capital Partners III, Inc. (a)	10	7
Tishman Speyer Innovation Corp. II (a)	9	8
Trebia Acquisition Corp. (a)	25	36
VectoIQ Acquisition Corp. II (a)	10	8
Velo3D, Inc. (a)	2	4
Virgin Group Acquisition Corp. II (a)	5	4
Virtuoso Acquisition Corp. (a)	15	17
Whole Earth Brands, Inc. (a)	50	74
Total Warrants (cost $1,220)		956
RIGHTS 0.6%
Alder BioPharmaceuticals, Inc. (a) (b)	297	297
Bristol-Myers Squibb Company (a) (c)	92	92
Dyax Corp. (a) (c)	134	8
Pan American Silver Corp. (a)	429	309
Pfenex Inc. (a) (b)	73	54
Total Rights (cost $606)		760
INVESTMENT COMPANIES 0.1%
Nuveen New York AMT-Free Quality Municipal Income Fund	12	159
Total Investment Companies (cost $155)		159
SHORT TERM INVESTMENTS 6.5%
Investment Companies 6.5%
JNL Government Money Market Fund, 0.01% (l) (m)	8,317	8,317
Total Short Term Investments (cost $8,317)		8,317
Total Investments 90.9% (cost $132,858)		115,849
Total Securities Sold Short (2.0)% (proceeds $2,702)		(2,606)
Total Purchased Options 0.4% (cost $441)		464
Other Derivative Instruments (2.2)%		(2,795)
Other Assets and Liabilities, Net 12.9%		16,604
Total Net Assets 100.0%		127,516

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Security fair valued in good faith as a Level 2 security in accordance with the

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) All or a portion of the security is subject to a written call option.

(e) Convertible security.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $6,094 and 4.8% of the Fund.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) As of September 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (2.0%)
COMMON STOCKS (2.0%)
Information Technology (0.8%)
II-VI Incorporated	(1)	(46)
MKS Instruments, Inc.	(3)	(406)
NortonLifelock Inc.	(8)	(212)
Square, Inc. - Class A	(2)	(395)
		(1,059)
Financials (0.4%)
BancorpSouth Bank	(15)	(444)
Materials (0.3%)
BHP Group Limited - ADR	(8)	(430)
Industrials (0.3%)
Canadian Pacific Railway Limited	(6)	(392)
Consumer Discretionary (0.2%)
Scientific Games Corporation	(3)	(270)
Energy (0.0%)
Cabot Oil & Gas Corp.	(1)	(11)
Total Common Stocks (proceeds $2,702)		(2,606)
Total Securities Sold Short (2.0%) (proceeds $2,702)		(2,606)

JNL/Westchester Capital Event Driven Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Deutsche Wohnen AG, 0.33%, 07/26/24	07/09/21	297	316	0.3
Deutsche Wohnen AG, 0.60%, 01/05/26	06/02/21	1,902	1,952	1.5
		2,199	2,268	1.8

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Crown Holdings, Inc.	Put	97.50	10/15/21	66	7
Dell Technologies Inc.	Put	85.00	10/15/21	207	1
DuPont de Nemours, Inc.	Put	67.50	11/19/21	77	20
iShares Expanded Tech-Software Sector ETF	Put	400.00	10/15/21	5	5
SPDR S&P 500 ETF	Put	440.00	10/15/21	92	113
SPDR S&P 500 ETF	Put	430.00	10/15/21	52	37
The Hartford Financial Services Group, Inc.	Put	55.00	12/17/21	439	13
Vodafone Group Public Limited Company	Put	15.00	11/19/21	575	22
Vodafone Group Public Limited Company	Put	15.00	01/21/22	686	57
Zimmer Biomet Holdings, Inc.	Put	135.00	11/19/21	129	26
Zimmer Biomet Holdings, Inc.	Put	130.00	11/19/21	22	2
					303

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	45.00	10/15/21	309	11
Continental Aktiengesellschaft	JPM	Put	EUR	98.00	11/19/21	48	13
Deutsche Telekom AG	JPM	Put	EUR	17.00	11/19/21	2,313	102
Electricite de France	MLP	Put	EUR	10.00	11/19/21	1,201	29
Koninklijke KPN N.V.	JPM	Put	EUR	2.50	11/19/21	1,772	6
							161

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Crown Holdings, Inc.	Call	105.00	10/15/21	66	(5)
Dell Technologies Inc.	Call	95.00	10/15/21	207	(194)
DuPont de Nemours, Inc.	Call	72.50	11/19/21	77	(10)
NortonLifelock Inc.	Call	32.00	01/21/22	63	(1)
Social Capital Hedosophia Holdings Corp. VI	Call	10.00	10/15/21	47	(1)
Social Capital Hedosophia Holdings Corp. VI	Call	10.00	11/19/21	255	(6)
SPDR S&P 500 ETF	Call	450.00	10/15/21	26	—
SPDR S&P 500 ETF	Put	415.00	10/15/21	123	(38)
The Hartford Financial Services Group, Inc.	Call	70.00	12/17/21	476	(191)
Vodafone Group Public Limited Company	Call	17.00	01/21/22	686	(18)
Zimmer Biomet Holdings, Inc.	Call	145.00	11/19/21	129	(94)
Zimmer Biomet Holdings, Inc.	Call	140.00	11/19/21	22	(21)
					(579)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	50.00	10/15/21	309	(114)
Continental Aktiengesellschaft	JPM	Call	EUR	108.00	11/19/21	48	(19)
Electricite de France	MLP	Call	EUR	12.00	11/19/21	300	(6)
Koninklijke KPN N.V.	JPM	Call	EUR	2.75	11/19/21	1,772	(16)
							(155)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	JPM	10/25/21	EUR	2,040	2,364	(30)
EUR/USD	GSC	12/15/21	EUR	4,151	4,815	(99)
GBP/USD	JPM	10/04/21	GBP	187	253	(5)
GBP/USD	GSC	10/26/21	GBP	189	255	(3)
GBP/USD	GSC	04/20/22	GBP	87	117	—
HKD/USD	JPM	10/08/21	HKD	44	5	—
HKD/USD	JPM	10/20/21	HKD	769	98	—
JPY/USD	JPM	10/27/21	JPY	54,947	494	(6)
JPY/USD	JPM	12/23/21	JPY	13,573	122	—
USD/AUD	JPM	12/30/21	AUD	(1,754)	(1,267)	16
USD/EUR	GSC	10/13/21	EUR	(1,441)	(1,670)	35
USD/EUR	JPM	10/18/21	EUR	(546)	(633)	29
USD/EUR	JPM	10/25/21	EUR	(2,040)	(2,364)	38
USD/EUR	JPM	10/26/21	EUR	(267)	(310)	18
USD/EUR	JPM	11/03/21	EUR	(1,602)	(1,856)	20
USD/EUR	JPM	11/04/21	EUR	(1,260)	(1,460)	31
USD/EUR	JPM	11/10/21	EUR	(1,940)	(2,249)	37
USD/EUR	GSC	11/15/21	EUR	(426)	(493)	6
USD/EUR	JPM	11/15/21	EUR	(477)	(553)	6
USD/EUR	GSC	11/26/21	EUR	(2,285)	(2,651)	121
USD/EUR	JPM	11/29/21	EUR	(518)	(601)	12
USD/EUR	JPM	12/09/21	EUR	(600)	(696)	6
USD/EUR	GSC	12/15/21	EUR	(4,149)	(4,814)	211
USD/EUR	JPM	12/20/21	EUR	(4,256)	(4,938)	53
USD/GBP	JPM	10/04/21	GBP	(187)	(253)	4
USD/GBP	GSC	10/26/21	GBP	(189)	(255)	13
USD/GBP	GSC	12/13/21	GBP	(953)	(1,283)	38
USD/GBP	JPM	03/11/22	GBP	(23)	(31)	1
USD/GBP	GSC	04/20/22	GBP	(1,370)	(1,844)	44
USD/HKD	JPM	10/08/21	HKD	(44)	(6)	—
USD/HKD	JPM	10/20/21	HKD	(3,370)	(433)	1
USD/HKD	JPM	10/28/21	HKD	(762)	(98)	—
USD/JPY	JPM	10/27/21	JPY	(54,948)	(495)	9
USD/JPY	JPM	12/23/21	JPY	(80,862)	(727)	18
USD/JPY	JPM	01/12/22	JPY	(87,022)	(783)	11
					(24,240)	635

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Avast PLC (E)	1M LIBOR +0.50% (E)	BCL	09/12/22 ††	2,267	—	(135)
Bristol-Myers Squibb Company (E)	1M LIBOR +0.00% (E)	BOA	12/21/21 ††	—	—	38
Brookfield Property Preferred LP (E)	1M LIBOR +0.75% (E)	BOA	08/29/22 ††	41	—	(1)
DW Property Invest GmbH (E)	1M LIBOR +0.50% (E)	BOA	06/30/22 ††	1,059	—	6
Federal Home Loan Mortgage Corporation (E)	1M LIBOR +1.15% (E)	BOA	09/27/22 ††	359	—	57
Federal National Mortgage Association, Inc. (E)	1M LIBOR +1.15% (E)	BOA	08/12/22 ††	386	—	143
Renault (E)	1M LIBOR +0.35% (E)	BOA	06/24/22 ††	162	—	(19)
Xilinx, Inc. (E)	1M LIBOR +0.75% (E)	BOA	05/31/22 ††	3,161	—	434
CC Neuberger Principal Holdings II (E)	1M LIBOR +1.11% (E)	GSC	07/14/22 ††	1,293	—	(11)
Change Healthcare Inc. (E)	1M LIBOR +0.50% (E)	GSC	02/28/22 ††	1,314	—	(100)
Coherent, Inc. (E)	1M LIBOR +0.50% (E)	GSC	02/28/22 ††	5,424	—	(39)
Crown Holdings, Inc. (E)	1M LIBOR +0.50% (E)	GSC	01/18/22 ††	596	—	69
Dell Technologies Inc. (E)	1M LIBOR +0.50% (E)	GSC	01/18/22 ††	1,829	—	718
GrandVision (E)	1M LIBOR +0.50% (E)	GSC	03/08/22 ††	1,366	—	111
IHS Markit Ltd. (E)	1M LIBOR +0.50% (E)	GSC	04/29/22 ††	7,184	—	602
Kansas City Southern (E)	1M LIBOR +0.50% (E)	GSC	07/14/22 ††	4,835	—	(351)
Meggitt PLC (E)	1M LIBOR +0.50% (E)	GSC	10/17/22 ††	1,730	—	(136)
PPD, Inc. (E)	1M LIBOR +0.50% (E)	GSC	06/06/22 ††	3,277	—	43
Saba Capital Income & Opportunities Fund (E)	1M LIBOR +1.10% (E)	GSC	01/24/22 ††	91	—	1
Siltronic AG (E)	1M LIBOR +0.50% (E)	GSC	05/09/22 ††	382	—	(20)
Siltronic AG (E)	1M LIBOR +0.50% (E)	GSC	04/04/22 ††	2,306	—	(68)
The Hartford Financial Services Group, Inc. (E)	1M LIBOR +0.50% (E)	GSC	04/29/22 ††	2,085	—	146
Toshiba Corporation (E)	OBFR +0.55% (E)	GSC	05/20/22 ††	547	—	(5)
Ultra Electronics Holdings PLC (E)	OBFR +0.45% (E)	GSC	09/19/22 ††	31	—	(2)
Vodafone Group Public Limited Company (E)	1M LIBOR +0.50% (E)	GSC	04/22/22 ††	2,007	—	(342)
Welbilt, Inc. (E)	1M LIBOR +0.50% (E)	GSC	07/14/22 ††	1,237	—	(46)
Willis Towers Watson Public Limited Company (E)	1M LIBOR +0.50% (E)	GSC	05/12/22 ††	9,050	—	(391)
Afterpay Limited (E)	1M LIBOR +0.50% (E)	JPM	09/05/22 ††	239	—	(19)
Bayer Aktiengesellschaft (E)	OBFR +0.55% (E)	JPM	09/26/22 ††	1,874	—	(198)
Beijing Capital Land Ltd. (E)	OBFR +0.55% (E)	JPM	10/14/22 ††	96	—	1
BlackRock Floating Rate Income Strategies Fund, Inc. (E)	OBFR +0.38% (E)	JPM	02/04/22 ††	232	—	27
Continental Aktiengesellschaft (E)	OBFR +0.55% (E)	JPM	10/20/22 ††	531	—	(4)
Deutsche Telekom AG (E)	OBFR +0.55% (E)	JPM	09/19/22 ††	5,024	—	(364)
Hitachi Metals, Ltd. (E)	OBFR +0.55% (E)	JPM	09/20/22 ††	773	—	—
Invesco Senior Income Trust (E)	OBFR +0.38% (E)	JPM	01/31/22 ††	178	—	27
Koninklijke KPN N.V. (E)	OBFR +0.55% (E)	JPM	07/11/22 ††	727	—	(28)
Nuance Communications, Inc. (E)	OBFR +0.38% (E)	JPM	08/15/22 ††	4,618	—	41
Nuveen Amt-Free Municipal Credit Income Fund (E)	OBFR +0.38% (E)	JPM	09/23/22 ††	720	—	(28)
Nuveen AMT-Free Quality Municipal Income Fund (E)	OBFR +0.38% (E)	JPM	09/23/22 ††	2,937	—	(116)
Nuveen New York AMT-Free Quality Municipal Income Fund (E)	OBFR +0.38% (E)	JPM	09/23/22 ††	1,521	—	(46)
Renault (E)	OBFR +0.55% (E)	JPM	09/23/22 ††	729	—	(20)
Royal Dutch Shell PLC (E)	OBFR +0.38% (E)	JPM	09/23/22 ††	1,978	—	345
SLM Corporation (E)	OBFR +0.38% (E)	JPM	09/23/22 ††	1,647	—	31
SOHO China Limited (E)	OBFR +0.55% (E)	JPM	07/25/22 ††	306	—	(168)
Spark Infrastructure Management Limited (E)	OBFR +0.55% (E)	JPM	10/24/22 ††	1,256	—	(19)
SUEZ (E)	OBFR +0.55% (E)	JPM	02/14/22 ††	618	—	129
Vitesco Technologies Group Aktiengesellschaft (E)	OBFR +0.55% (E)	JPM	10/20/22 ††	106	—	(50)
Xilinx, Inc. (E)	OBFR +0.38% (E)	JPM	01/10/22 ††	1,749	—	36
Aerojet Rocketdyne Holdings, Inc. (E)	1M LIBOR +0.75% (E)	MLP	07/18/22 ††	1,761	—	(209)
Electricite de France (E)	1M LIBOR +0.35% (E)	MLP	08/16/22 ††	1,549	—	(34)
WM Morrison Supermarkets P L C (E)	1M LIBOR +0.50% (E)	MLP	10/14/22 ††	1,297	—	191
					—	227
Total return swap agreements - paying return
EQUITY
Advanced Micro Devices, Inc. (Q)	1M LIBOR -0.40% (Q)	BOA	06/20/22 ††	(3,936)	—	(934)
Pan American Silver Corp. (Q)	1M LIBOR -0.40% (Q)	BOA	04/22/22 ††	(704)	—	208
VMware, Inc. (Q)	1M LIBOR -0.94% (Q)	BOA	05/20/22 ††	(699)	—	33
AON Public Limited Company (Q)	1M LIBOR -0.35% (Q)	GSC	05/19/22 ††	(6,592)	—	(1,360)
BHP Group Limited (Q)	1M LIBOR -0.40% (Q)	GSC	10/03/22 ††	(1,019)	—	116
BHP Group Limited (Q)	1M LIBOR -0.85% (Q)	GSC	09/19/22 ††	(1,281)	—	231
Canadian Pacific Railway Limited (Q)	1M LIBOR -0.35% (Q)	GSC	05/09/22 ††	(3,610)	—	186
II-VI Incorporated (Q)	1M LIBOR -0.35% (Q)	GSC	05/12/22 ††	(1,567)	—	346
S&P Global Inc. (Q)	1M LIBOR -0.35% (Q)	GSC	04/08/22 ††	(6,958)	—	(1,095)
Advanced Micro Devices, Inc. (Q)	OBFR -0.60% (Q)	JPM	03/21/21 ††	(1,873)	—	(484)
BHP Group Limited (Q)	OBFR -0.65% (Q)	JPM	10/07/22 ††	(658)	—	77
Canadian Pacific Railway Limited (Q)	OBFR +0.60% (Q)	JPM	10/27/22 ††	(116)	—	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Nissan Motor Co., Ltd. (Q)	OBFR -0.47% (Q)	JPM	09/26/22 ††	(754)	—	13
Royal Dutch Shell PLC (Q)	OBFR -0.60% (Q)	JPM	09/23/22 ††	(2,436)	—	(396)
Zoom Video Communications, Inc. (Q)	OBFR -0.60% (Q)	JPM	09/26/22 ††	(422)	—	135
					—	(2,923)

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	85,919	757	619	87,295
Corporate Bonds And Notes	—	9,544	—	9,544
Senior Floating Rate Instruments	—	5,255	—	5,255
Other Equity Interests	—	—	3,563	3,563
Warrants	956	—	—	956
Rights	309	100	351	760
Investment Companies	159	—	—	159
Short Term Investments	8,317	—	—	8,317
	95,660	15,656	4,533	115,849
Liabilities - Securities
Common Stocks	(2,606)	—	—	(2,606)
	(2,606)	—	—	(2,606)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	303	—	—	303
OTC Purchased Options	—	161	—	161
Open Forward Foreign Currency Contracts	—	778	—	778
OTC Total Return Swap Agreements	3,157	1,384	1	4,542
	3,460	2,323	1	5,784
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(579)	—	—	(579)
OTC Written Options	—	(155)	—	(155)
Open Forward Foreign Currency Contracts	—	(143)	—	(143)
OTC Total Return Swap Agreements	(2,969)	(4,269)	—	(7,238)
	(3,548)	(4,567)	—	(8,115)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 64.9%
Information Technology 14.5%
Accenture Public Limited Company - Class A	153	48,877
Apple Inc. (a)	1,515	214,323
Cisco Systems, Inc. (a)	765	41,644
Fidelity National Information Services, Inc.	283	34,449
Global Payments Inc.	441	69,485
KLA-Tencor Corp. (a)	141	47,161
Lam Research Corp. (a)	74	42,184
Marvell Technology, Inc.	721	43,456
Microsoft Corporation (a)	1,709	481,870
Motorola Solutions Inc.	390	90,667
Salesforce.Com, Inc. (a)	177	48,098
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	869	97,017
Texas Instruments Incorporated (a)	723	138,985
Workday, Inc. - Class A (a)	181	45,131
		1,443,347
Financials 10.5%
American Express Company (a)	619	103,624
Bank of America Corporation	2,689	114,166
BlackRock, Inc.	121	101,805
JPMorgan Chase & Co.	1,258	205,958
Morgan Stanley	559	54,371
Progressive Corp.	1,035	93,546
S&P Global Inc.	123	52,196
The Blackstone Group Inc. - Class A	601	69,905
The Charles Schwab Corporation	3,189	232,285
The Goldman Sachs Group, Inc.	37	14,018
		1,041,874
Health Care 9.7%
Abbott Laboratories	477	56,361
Anthem, Inc.	212	78,964
AstraZeneca PLC - ADR (a)	1,324	79,542
Baxter International Inc.	418	33,645
Becton, Dickinson and Company	431	105,833
Danaher Corporation	194	59,110
HCA Healthcare, Inc.	522	126,686
Humana Inc.	160	62,210
Novartis AG - ADR	818	66,894
Pfizer Inc.	3,211	138,109
UnitedHealth Group Incorporated	395	154,222
		961,576
Communication Services 8.6%
Alphabet Inc. - Class A (a)	173	462,452
Comcast Corporation - Class A (a)	1,810	101,221
Facebook, Inc. - Class A (a)	876	297,426
		861,099
Consumer Discretionary 6.4%
Amazon.com, Inc. (a)	40	130,475
Coupang, Inc. - Class A (a)	821	22,851
D.R. Horton, Inc.	173	14,493
Lennar Corporation - Class A	157	14,701
McDonald's Corporation	880	212,210
The Home Depot, Inc.	425	139,452
TJX Cos. Inc.	1,624	107,178
		641,360
Industrials 5.1%
Airbus SE (a)	235	31,023
Deere & Company	198	66,261
Fortive Corporation	692	48,861
Illinois Tool Works Inc.	107	22,033
Johnson Controls International Public Limited Company	1,122	76,388
Northrop Grumman Systems Corp.	188	67,852
Raytheon BBN Technologies Corp.	1,002	86,133
Trane Technologies Public Limited Company	382	65,954
Union Pacific Corporation	220	43,166
		507,671
Consumer Staples 4.8%
Diageo PLC	480	23,226
Dollar General Corporation	280	59,315
Nestle SA - Class N	647	77,963
Procter & Gamble Co. (a)	1,023	143,006
Sysco Corp.	1,493	117,168
The Coca-Cola Company	1,148	60,261
		480,939
Energy 2.1%
Royal Dutch Shell PLC - Class A (a)	3,497	78,317
Royal Dutch Shell PLC - Class A	215	4,766
Total SA (b)	1,826	87,136
Total SA - ADR (b)	810	38,817
		209,036
Utilities 1.6%
Exelon Corporation (a)	1,941	93,817
Sempra Energy	509	64,358
		158,175
Real Estate 1.2%
American Tower Corporation	245	64,915
ProLogis Inc.	283	35,454
VICI Properties Inc. (b)	728	20,673
		121,042
Materials 0.4%
FMC Corporation	483	44,220
Total Common Stocks (cost $4,268,537)		6,470,339
GOVERNMENT AND AGENCY OBLIGATIONS 19.3%
Mortgage-Backed Securities 7.6%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/41	115	122
7.00%, 11/01/30 - 06/01/31	13	16
2.50%, 12/01/31 - 01/01/32	2,362	2,470
6.00%, 12/01/39	251	297
3.00%, 11/01/46 - 12/01/46	15,279	16,341
Federal National Mortgage Association, Inc.
4.50%, 09/01/23 - 11/01/44	2,285	2,531
3.07%, 02/01/25	1,350	1,438
2.47%, 05/01/25	2,503	2,625
2.68%, 05/01/25	5,063	5,338
2.99%, 10/01/25	1,731	1,850
3.09%, 10/01/25	831	890
3.50%, 03/01/26	35	39
4.00%, 09/01/26 - 11/01/48	7,800	8,465
2.49%, 12/01/26	5,904	6,231
3.00%, 05/01/27 - 10/01/46	16,754	17,928
7.50%, 09/01/29	3	3
2.50%, 05/01/30 - 01/01/32	2,497	2,609
2.00%, 11/01/31 - 12/01/31	1,144	1,181
7.00%, 10/01/33	13	15
TBA, 1.50%, 11/15/35 - 10/15/36 (c)	47,420	47,838
TBA, 2.00%, 10/15/36 - 10/15/51 (c)	164,845	165,855
5.50%, 03/01/38	75	86
6.50%, 10/01/38 - 10/01/39	85	102
5.00%, 07/01/40	129	147
TBA, 2.50%, 10/15/51 - 11/15/51 (c)	201,324	207,457
TBA, 3.00%, 10/15/51 - 11/15/51 (c)	75,525	78,991
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	2,152	2,502
6.50%, 04/15/26	3	3
5.50%, 11/15/32 - 02/15/36	39	43
7.00%, 01/15/33 - 05/15/33	6	8
5.00%, 06/20/33 - 06/15/39	1,279	1,446
TBA, 2.00%, 01/25/39 - 11/15/50 (c)	41,350	41,879
4.50%, 06/15/40 - 05/15/42	355	402
4.00%, 01/15/41 - 12/20/44	526	575
TBA, 4.50%, 10/15/50 (c)	8,325	8,878
TBA, 2.50%, 10/15/51 - 11/15/51 (c)	45,500	46,944
TBA, 3.00%, 10/15/51 - 11/15/51 (c)	48,000	50,111
TBA, 4.00%, 10/15/51 (c)	35,590	37,768
		761,424
U.S. Treasury Note 5.6%
Treasury, United States Department of
0.13%, 06/30/23 - 12/15/23	115,100	114,844
0.25%, 06/15/24 - 09/30/25	107,880	106,040

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
1.75%, 06/30/24	8,930	9,245
0.38%, 08/15/24 - 01/31/26	69,675	68,331
1.50%, 10/31/24	24,040	24,746
0.25%, 08/31/25 (d)	34,695	33,990
0.75%, 03/31/26 - 08/31/26	71,590	70,994
0.88%, 06/30/26	68,670	68,423
0.63%, 07/31/26	26,205	25,787
1.25%, 03/31/28 - 08/15/31	32,315	32,171
2.88%, 08/15/28	3,200	3,536
1.13%, 02/15/31	440	426
1.63%, 05/15/31	2,440	2,469
		561,002
U.S. Treasury Bond 3.8%
Treasury, United States Department of
2.25%, 05/15/41	72,995	75,926
1.75%, 08/15/41	23,715	22,677
2.88%, 05/15/43 - 08/15/45	27,619	31,754
3.38%, 05/15/44	15,335	19,059
3.13%, 08/15/44	8,230	9,848
2.50%, 02/15/45 - 05/15/46	53,200	57,532
3.00%, 05/15/47 - 08/15/48	14,415	17,152
2.75%, 08/15/47 - 11/15/47	37,114	42,174
2.00%, 02/15/50 - 08/15/51	22,472	22,088
1.25%, 05/15/50	1,301	1,065
1.38%, 08/15/50	2,260	1,908
1.63%, 11/15/50	22,510	20,231
1.88%, 02/15/51	10,640	10,151
2.38%, 05/15/51	41,180	43,960
		375,525
Collateralized Mortgage Obligations 1.0%
Fannie Mae Multifamily REMIC Trust
Series 2019-AC-41, REMIC, 2.50%, 03/25/53	10,049	10,427
Federal Home Loan Mortgage Corporation
Series 2016-M3-DNA3, 5.09%, (1 Month USD LIBOR + 5.00%), 12/26/28 (e)	2,011	2,110
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	2,781	2,913
Series 2017-M2-DNA3, REMIC, 2.59%, (1 Month USD LIBOR + 2.50%), 03/25/30 (e)	6,490	6,642
Series GA-4000, REMIC, 2.00%, 07/15/31	561	572
Series 2021-M1-DNA2, REMIC, 0.85%, (SOFR 30-Day Average + 0.80%), 08/25/33 (e)	3,552	3,554
Series PB-4166, REMIC, 1.75%, 03/15/41	663	673
Series JM-4165, REMIC, 3.50%, 09/15/41	1,053	1,094
Series AH-4143, REMIC, 1.75%, 09/15/42	6,373	6,508
Series AB-4122, REMIC, 1.50%, 10/15/42	612	617
Series DJ-4322, REMIC, 3.00%, 05/15/43	1,127	1,158
Series CA-4758, REMIC, 3.00%, 07/15/47	8,499	8,898
Series 2021-M1-DNA1, REMIC, 0.70%, (SOFR 30-Day Average + 0.65%), 01/25/51 (e)	1,887	1,887
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	14,440	14,842
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 5.99%, (1 Month USD LIBOR + 5.90%), 04/25/23 (e)	1,272	1,334
Series 2014-1M2-C04, 4.99%, (1 Month USD LIBOR + 4.90%), 11/25/24 (e)	1,298	1,346
Series 2016-1M2-C04, 4.33%, (1 Month USD LIBOR + 4.25%), 01/25/29 (e)	2,252	2,334
Series 2017-1M2-C05, REMIC, 2.29%, (1 Month USD LIBOR + 2.20%), 01/25/30 (e)	2,688	2,747
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	1,560	1,572
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	1,606	1,659
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	5,871	6,139
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	16,407	17,102
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	1,820	1,917
Series 2018-PA-77, REMIC, 3.50%, 02/25/48	3,576	3,736
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,287	1,390
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	3	4
		103,175
Municipal 0.8%
Broward, County of
3.48%, 10/01/43	810	852
Chicago Transit Authority
6.30%, 12/01/21	1,120	1,131
6.90%, 12/01/40	3,640	5,147
Empire State Development Corporation
2.10%, 03/15/22	2,010	2,027
Golden State Tobacco Securitization Corporation
2.75%, 06/01/34	190	193
3.29%, 06/01/42	375	379
3.00%, 06/01/46	935	946
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	297
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,443
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	782
Illinois, State of
5.10%, 06/01/33	8,150	9,499
Kansas Development Finance Authority
5.37%, 05/01/26	2,220	2,480
Long Island Power Authority
3.63%, 09/01/22	2,860	2,948
Metropolitan Transportation Authority
6.20%, 11/15/26	165	189
6.67%, 11/15/39	1,490	2,137
7.34%, 11/15/39	75	122
6.09%, 11/15/40	405	571
6.81%, 11/15/40	4,700	6,860
5.18%, 11/15/49	2,330	3,180
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,450	6,682
New York State Thruway Authority
5.88%, 04/01/30	840	1,051
O'Hare International Airport
6.40%, 01/01/40	155	233
Oregon School Boards Association
4.76%, 06/30/28	380	428
Philadelphia, City of
6.55%, 10/15/28	5,225	6,710
Sacramento, City of
6.42%, 08/01/23	1,065	1,177
Sales Tax Securitization Corporation
4.79%, 01/01/48	5,115	6,526
The Foothill/Eastern Transportation Corridor Agency
4.09%, 01/15/49	420	443
3.92%, 01/15/53	3,170	3,340
The Port Authority of New York and New Jersey
3.18%, 07/15/60	3,815	3,842
University of California, Berkeley
4.60%, 05/15/31	940	1,101
Utility Debt Securitization Authority
3.44%, 12/15/25	965	994
		76,710
Sovereign 0.4%
Gobierno de la Republica de Chile
2.55%, 07/27/33	17,505	17,046
3.50%, 04/15/53	545	545
Gobierno Federal de los Estados Unidos Mexicanos
4.28%, 08/14/41	6,585	6,697
Government of the Republic of Panama
2.25%, 09/29/32	5,325	5,019
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (f)	4,700	4,948
3.38%, 03/14/24 (f)	210	223
Saudi Arabia, Government of
2.88%, 03/04/23 (f)	3,090	3,187
		37,665
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series A2-K733, REMIC, 3.75%, 08/25/25	5,245	5,721
Federal National Mortgage Association, Inc.
Series 2017-FA-M13, REMIC, 0.50%, (1 Month USD LIBOR + 0.40%), 10/25/24 (e)	390	390

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Series 2015-A2-M12, REMIC, 2.88%, 05/25/25 (e)	7,249	7,695
		13,806
Total Government And Agency Obligations (cost $1,894,073)		1,929,307
CORPORATE BONDS AND NOTES 11.1%
Financials 5.2%
ACE Capital Trust II
9.70%, 04/01/30	525	788
AerCap Ireland Capital Designated Activity Company
4.63%, 10/15/27	8,510	9,493
3.88%, 01/23/28 (b)	14,865	15,895
American International Group, Inc.
4.25%, 03/15/29	9,840	11,264
3.40%, 06/30/30	3,425	3,740
4.50%, 07/16/44	1,078	1,309
4.75%, 04/01/48	715	911
Avolon Holdings Funding Limited
2.13%, 02/21/26 (f)	5,609	5,561
4.38%, 05/01/26 (f)	3,601	3,893
2.53%, 11/18/27 (f)	15,762	15,502
AXA
8.60%, 12/15/30	425	635
Banco Santander, S.A.
3.13%, 02/23/23 (g)	3,600	3,727
3.85%, 04/12/23	3,000	3,152
Bank of America Corporation
3.00%, 12/20/23	820	845
4.13%, 01/22/24	5,325	5,753
4.20%, 08/26/24	4,600	5,030
1.73%, 07/22/27	7,535	7,574
3.97%, 02/07/30	2,065	2,315
3.19%, 07/23/30	2,210	2,352
2.30%, 07/21/32	10,685	10,533
2.48%, 09/21/36	12,465	12,208
5.88%, 02/07/42	300	428
3.31%, 04/22/42	2,705	2,848
5.00%, 01/21/44	500	654
Barclays PLC
3.93%, 05/07/25	6,380	6,845
2.67%, 03/10/32	5,225	5,235
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	3,295	3,641
BNP Paribas
2.95%, 05/23/22 (f)	740	753
3.38%, 01/09/25 (f) (g)	3,180	3,388
2.82%, 11/19/25 (f) (g)	3,570	3,743
2.16%, 09/15/29 (f)	5,460	5,416
BPCE
5.70%, 10/22/23 (f)	10,150	11,120
5.15%, 07/21/24 (f)	5,670	6,262
2.28%, 01/20/32 (f)	3,910	3,800
Capital One Financial Corporation
3.75%, 04/24/24	2,000	2,146
4.20%, 10/29/25	1,245	1,378
Citigroup Inc.
5.88%, 01/30/42	165	235
5.30%, 05/06/44	814	1,080
Commonwealth Bank of Australia
2.69%, 03/11/31 (f) (g)	10,375	10,328
Cooperatieve Rabobank U.A.
1.11%, 02/24/27 (f)	6,735	6,641
Credit Agricole SA
3.75%, 04/24/23 (f) (g)	1,955	2,053
3.25%, 10/04/24 (f) (g)	3,020	3,220
4.38%, 03/17/25 (f) (g)	5,055	5,512
Credit Suisse (USA), Inc.
3.00%, 10/29/21	1,070	1,072
3.63%, 09/09/24	325	350
Credit Suisse Group AG
3.57%, 01/09/23 (f)	1,925	1,941
1.35%, (3 Month USD LIBOR + 1.24%), 06/12/24 (e) (f)	4,500	4,561
2.59%, 09/11/25 (f) (g)	2,025	2,093
3.09%, 05/14/32 (f)	9,270	9,503
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25 (g)	2,690	2,901
Danske Bank A/S
5.00%, 01/12/22 (f)	1,740	1,761
3.88%, 09/12/23 (f)	2,910	3,080
5.38%, 01/12/24 (f)	2,265	2,486
1.62%, 09/11/26 (f)	8,775	8,780
Equitable Financial Life Global Funding
1.40%, 08/27/27 (f)	5,650	5,576
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	6,157
HSBC Holdings PLC
3.60%, 05/25/23	2,580	2,712
1.59%, 05/24/27	10,260	10,199
2.21%, 08/17/29 (g)	10,655	10,577
2.80%, 05/24/32	9,685	9,817
Imperial Brands Finance PLC
3.75%, 07/21/22 (f) (h)	8,285	8,448
Intercontinental Exchange, Inc.
1.85%, 09/15/32	9,465	8,945
JAB Holdings B.V.
3.75%, 05/28/51 (f)	5,480	5,896
JPMorgan Chase & Co.
3.25%, 09/23/22	1,000	1,029
3.38%, 05/01/23	590	617
2.52%, 04/22/31	5,845	5,955
1.95%, 02/04/32	875	845
2.58%, 04/22/32	3,080	3,128
6.40%, 05/15/38	425	619
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	137
4.57%, 02/01/29 (f)	456	530
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	603
MetLife, Inc.
4.13%, 08/13/42	265	313
Metropolitan Life Global Funding I
2.65%, 04/08/22 (f)	3,185	3,224
Morgan Stanley
3.70%, 10/23/24	7,950	8,626
2.72%, 07/22/25	6,170	6,466
1.93%, 04/28/32	5,075	4,866
2.48%, 09/16/36	11,725	11,473
National Australia Bank Limited
2.40%, 12/07/21 (f)	9,400	9,431
2.33%, 08/21/30 (f) (g)	17,680	17,165
2.99%, 05/21/31 (f)	3,725	3,772
Nationwide Building Society
3.62%, 04/26/23 (f)	2,175	2,214
Nationwide Mutual Insurance Company
4.35%, 04/30/50 (f)	5,370	6,065
NBK SPC Limited
2.75%, 05/30/22 (f)	13,365	13,538
Nippon Life Insurance Company of America
2.90%, 09/16/51 (f)	16,965	16,723
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (f)	546	595
PNC Bank, National Association
3.30%, 10/30/24	835	900
Santander Holdings USA, Inc.
3.70%, 03/28/22	5,670	5,740
3.40%, 01/18/23	7,435	7,687
Standard Chartered PLC
0.99%, 01/12/25 (f)	5,480	5,463
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	685	886
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	2,445	2,486
2.88%, 10/31/22	4,765	4,774
3.63%, 01/22/23	6,875	7,166
1.43%, 03/09/27	17,135	17,084
3.80%, 03/15/30	290	323
2.62%, 04/22/32	3,260	3,298

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
6.25%, 02/01/41	315	458
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	895
U.S. Bancorp
3.70%, 01/30/24	900	963
UBS Group AG
1.49%, 08/10/27 (f) (g)	8,645	8,546
UniCredit S.p.A.
1.98%, 06/03/27 (f)	6,815	6,781
3.13%, 06/03/32 (b) (f)	10,945	11,057
Wells Fargo & Company
4.48%, 01/16/24	517	561
4.10%, 06/03/26	1,125	1,253
		520,316
Communication Services 1.2%
AT&T Inc.
2.55%, 12/01/33	3,819	3,758
3.10%, 02/01/43	8,025	7,694
3.30%, 02/01/52	6,815	6,540
Charter Communications Operating, LLC
2.30%, 02/01/32	12,130	11,571
5.13%, 07/01/49	947	1,108
4.80%, 03/01/50	1,232	1,384
3.70%, 04/01/51	395	382
Comcast Corporation
3.95%, 10/15/25	4,345	4,824
5.65%, 06/15/35	165	220
4.40%, 08/15/35	2,325	2,755
6.50%, 11/15/35	34	49
3.75%, 04/01/40	5,800	6,510
3.97%, 11/01/47	237	271
4.00%, 11/01/49	285	330
2.89%, 11/01/51 (f)	4,785	4,583
Cox Communications, Inc.
4.80%, 02/01/35 (f)	2,695	3,230
Deutsche Telekom International Finance B.V.
3.60%, 01/19/27 (f)	1,739	1,909
Discovery Communications, LLC
3.95%, 03/20/28	4,376	4,842
4.13%, 05/15/29	1,924	2,150
Sky Limited
3.75%, 09/16/24 (f)	4,090	4,445
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	588
7.30%, 07/01/38	285	408
6.75%, 06/15/39	285	389
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	7,490	8,005
The Walt Disney Company
4.00%, 10/01/23	3,320	3,553
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	217
T-Mobile USA, Inc.
4.38%, 04/15/40	4,730	5,438
Verizon Communications Inc.
2.36%, 03/15/32 (f)	21,586	21,343
4.81%, 03/15/39	374	463
4.75%, 11/01/41	265	323
4.52%, 09/15/48	3,135	3,827
2.99%, 10/30/56	3,850	3,579
		116,688
Health Care 1.0%
AbbVie Inc.
3.45%, 03/15/22	3,525	3,556
3.80%, 03/15/25	3,150	3,419
Aetna Inc.
2.80%, 06/15/23	3,340	3,457
Alcon Finance Corporation
3.00%, 09/23/29 (f)	9,670	10,194
2.60%, 05/27/30 (f)	365	373
Amgen Inc.
2.65%, 05/11/22	10,965	11,100
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31	2,755	2,724
Boston Scientific Corporation
2.65%, 06/01/30	7,220	7,452
Children's National Medical Center
2.93%, 07/15/50	3,145	3,089
CommonSpirit Health
4.20%, 08/01/23	5,150	5,475
4.35%, 11/01/42	1,575	1,807
4.19%, 10/01/49	880	1,006
CVS Health Corporation
4.88%, 07/20/35	1,135	1,372
Dignity Health
3.81%, 11/01/24	1,703	1,844
4.50%, 11/01/42	4,186	4,951
Gilead Sciences, Inc.
2.80%, 10/01/50	6,255	5,927
Mercy Health
3.56%, 08/01/27	4,070	4,433
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31	5,310	5,213
Royalty Pharma PLC
3.55%, 09/02/50	4,370	4,298
Sutter Health
2.29%, 08/15/30	2,855	2,878
The Toledo Hospital
5.33%, 11/15/28	4,045	4,576
5.75%, 11/15/38	1,475	1,779
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	2,860	2,853
UnitedHealth Group Incorporated
3.75%, 07/15/25	1,820	2,005
		95,781
Energy 0.9%
Aker BP ASA
4.00%, 01/15/31 (f)	7,270	7,914
BG Energy Capital PLC
4.00%, 10/15/21 (f)	1,850	1,852
BP Capital Markets P.L.C.
2.50%, 11/06/22	600	615
Energy Transfer LP
7.60%, 02/01/24	1,030	1,158
4.95%, 06/15/28	2,925	3,346
Equinor ASA
3.70%, 03/01/24	50	54
3.00%, 04/06/27	11,800	12,717
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (f)	27,705	27,250
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,934
3.45%, 10/15/27 (f)	465	491
Hess Corporation
7.30%, 08/15/31	7,695	10,406
5.60%, 02/15/41	4,305	5,344
Qatar Petroleum
2.25%, 07/12/31 (f)	4,490	4,442
3.13%, 07/12/41 (f)	3,745	3,748
Western Midstream Operating, LP
4.00%, 07/01/22	4,950	5,025
		87,296
Utilities 0.8%
Berkshire Hathaway Energy Company
6.13%, 04/01/36	798	1,102
5.95%, 05/15/37	780	1,061
Boston Gas Company
3.15%, 08/01/27 (f)	960	1,020
Cleco Corporate Holdings LLC
3.74%, 05/01/26	6,949	7,568
3.38%, 09/15/29	2,685	2,763
Commonwealth Edison Company
3.65%, 06/15/46	465	519
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,907
Georgia Power Company
4.75%, 09/01/40	1,085	1,314

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	699
ITC Holdings Corp.
2.95%, 05/14/30 (f)	6,815	7,151
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,848
MidAmerican Energy Company
4.25%, 05/01/46	55	67
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (f)	2,851	3,196
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	6,200	6,217
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (f)	325	404
5.25%, 09/01/50	3,662	4,640
Pennsylvania Electric Company
3.60%, 06/01/29 (f)	1,158	1,239
San Diego Gas & Electric Company
1.70%, 10/01/30	13,065	12,576
Southern California Edison Company
2.40%, 02/01/22	685	687
3.70%, 08/01/25	735	798
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,370
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	10,075
The Southern Company
2.95%, 07/01/23	2,820	2,928
3.75%, 09/15/51	9,580	9,819
		83,968
Industrials 0.6%
Bae Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,634
BAE Systems PLC
3.40%, 04/15/30 (f)	1,045	1,125
DAE Funding LLC
1.55%, 08/01/24 (f)	10,435	10,356
Park Aerospace Holdings Limited
5.50%, 02/15/24 (f)	4,626	5,052
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (f)	2,200	2,211
2.70%, 11/01/24 (f)	1,545	1,622
3.95%, 03/10/25 (f)	10,090	10,950
Siemens Financieringsmaatschappij N.V.
3.13%, 03/16/24 (f)	4,250	4,504
The Boeing Company
1.43%, 02/04/24 (h)	5,550	5,558
2.20%, 02/04/26 (h)	7,410	7,469
3.25%, 03/01/28	3,990	4,174
3.45%, 11/01/28	1,695	1,798
United Technologies Corporation
3.95%, 08/16/25	2,545	2,802
		62,255
Consumer Staples 0.5%
Altria Group, Inc.
4.50%, 05/02/43	745	798
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,540	5,126
4.38%, 04/15/38	1,050	1,224
4.95%, 01/15/42	200	247
3.75%, 07/15/42	820	878
4.60%, 04/15/48	2,280	2,725
Ashtead Capital, Inc.
2.45%, 08/12/31 (f)	11,550	11,347
BAT Capital Corp.
3.56%, 08/15/27	16,355	17,620
Conagra Brands, Inc.
1.38%, 11/01/27	4,250	4,138
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,868
		46,971
Information Technology 0.4%
Apple Inc.
3.25%, 02/23/26	1,106	1,203
Broadcom Inc.
4.70%, 04/15/25	11,565	12,880
Microchip Technology Incorporated
0.97%, 02/15/24 (f)	10,715	10,720
Oracle Corporation
3.65%, 03/25/41	2,860	2,963
3.60%, 04/01/50	5,570	5,578
3.95%, 03/25/51	5,030	5,310
3.85%, 04/01/60	1,495	1,521
		40,175
Consumer Discretionary 0.4%
AutoZone, Inc.
3.25%, 04/15/25	3,000	3,206
Discovery Communications, LLC
3.63%, 05/15/30 (b)	7,490	8,124
4.65%, 05/15/50	801	930
4.00%, 09/15/55	2,794	2,924
ERAC USA Finance LLC
3.30%, 10/15/22 (f)	1,045	1,075
Genting New York LLC
3.30%, 02/15/26 (f)	10,068	10,073
Hyundai Capital America
0.80%, 04/03/23 (f)	7,830	7,842
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (f)	4,370	4,673
		38,847
Real Estate 0.1%
American Tower Corporation
5.00%, 02/15/24	410	450
Brixmor Operating Partnership LP
2.50%, 08/16/31	4,640	4,576
Scentre Management Limited
3.63%, 01/28/26 (f)	5,496	5,957
		10,983
Total Corporate Bonds And Notes (cost $1,076,424)		1,103,280
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.3%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26	908	905
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	7,290	7,318
Angel Oak Mortgage Trust
Series 2019-A1-4, REMIC, 2.99%, 08/25/23 (e)	775	777
Series 2019-A1-6, REMIC, 2.62%, 12/25/23 (e)	933	935
Angel Oak Mortgage Trust I, LLC
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (e)	1,133	1,135
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (e)	947	957
Arbor Multifamily Mortgage Securities Trust 2020-M
Series 2021-A5-MF3, 2.57%, 10/15/54	6,610	6,806
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 10/15/21	322	323
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.22%, (3 Month USD LIBOR + 1.09%), 01/15/31 (e)	1,355	1,350
Avery Point IV CLO, Limited
Series 2014-BR-1A, 1.73%, (3 Month USD LIBOR + 1.60%), 04/27/26 (e)	398	398
BA Master Credit Card Trust II
Series 2018-A-1A, 0.57%, (1 Month USD LIBOR + 0.49%), 01/23/23 (e)	7,450	7,487
Bain Capital Credit CLO
Series 2021-A-3A, 1.35%, (3 Month USD LIBOR + 1.16%), 07/24/34 (e)	2,535	2,538
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,236
Bank 2021-BNK35
Series 2021-A5-BN35, REMIC, 2.28%, 07/17/31 (e)	10,260	10,389
Battalion CLO Ltd
Series 2021-B-20A, 0.00%, (3 Month USD LIBOR + 1.75%), 07/15/34 (e)	2,995	2,998

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Bayview Koitere Fund Trust
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (e)	732	744
Series 2017-A-RT4, REMIC, 3.50%, 07/28/57 (e)	1,595	1,632
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (e)	1,032	1,051
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (e)	1,058	1,079
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, REMIC, 3.50%, 01/28/55 (e)	751	767
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 2.13%, (1 Month USD LIBOR + 2.05%), 11/15/22 (e)	3,450	3,484
BlueMountain CLO Ltd
Series 2012-BR2-2A, 1.58%, (3 Month USD LIBOR + 1.45%), 11/20/28 (e)	4,820	4,808
Series 2021-B-31A, 1.80%, (3 Month USD LIBOR + 1.70%), 04/19/34 (e)	3,000	3,001
Series 2021-A-32A, 1.29%, 10/15/34 (e)	6,910	6,912
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 0.75%, (1 Month USD LIBOR + 0.65%), 08/17/26 (e)	7,920	7,925
Canadian Pacer Auto Receivables Trust
Series 2018-A3-2A, 3.27%, 12/19/21	39	39
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (i)	1,846	1,843
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	1,239	1,281
Cent CLO
Series 2018-A1-27A, 1.28%, (3 Month USD LIBOR + 1.15%), 10/25/28 (e)	908	908
Series 2021-A1-31A, 1.33%, (3 Month USD LIBOR + 1.20%), 04/20/34 (e)	5,100	5,094
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	5,337	5,402
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,650	1,659
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	865	867
Chesapeake Funding II LLC
Series 2018-A1-2A, 3.23%, 12/15/21	759	762
Series 2020-A1-1A, 0.87%, 08/15/32	2,488	2,500
CIFC Funding Ltd.
Series 2021-B-3A, 1.85%, (3 Month USD LIBOR + 1.70%), 07/15/36 (e)	2,700	2,703
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (e)	182	182
COLT Mortgage Loan Trust
Series 2020-A1-1, REMIC, 2.49%, 02/25/50 (e)	1,042	1,046
Columbia Cent CLO 30 Limited
Series 2020-B-30A, 1.88%, (3 Month USD LIBOR + 1.75%), 01/20/34 (e)	1,240	1,241
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	885	894
Credit Acceptance Auto Loan Trust 2020-3
Series 2020-A-3A, 1.24%, 10/15/29	8,645	8,725
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,220	1,218
Series 2019-A2II-1A, 4.02%, 05/20/26	1,088	1,128
Domino's Pizza, Inc.
Series 2021-A2I-1A, 2.66%, 10/25/28	2,888	2,976
Series 2021-A2II-1A, 3.15%, 04/25/31	4,145	4,353
Enterprise Fleet Financing, LLC
Series 2018-A2-3, 3.38%, 10/20/21	263	264
Series 2019-A2-2, 2.29%, 02/20/23	2,152	2,174
Series 2019-A2-3, REMIC, 2.06%, 02/20/23	990	1,002
First National Master Note Trust
Series 2018-A-1, 0.54%, (1 Month USD LIBOR + 0.46%), 10/15/21 (e)	7,680	7,681
FirstKey Homes 2020-SFR1 Trust
Series 2021-A-SFR1, REMIC, 1.77%, 08/17/26	8,230	8,206
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	2,704	2,771
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (e)	4,070	4,122
Ford Credit Auto Lease Trust 2021-A
Series 2021-C-A, 0.78%, 07/15/23	2,910	2,910
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-B-1, 1.61%, 04/15/26	1,390	1,388
Series 2021-C-1, 1.91%, 04/15/26	1,165	1,169
FREMF Mortgage Trust
Series 2013-B-K24, REMIC, 3.63%, 09/25/22 (e)	730	749
Series 2017-B-K725, REMIC, 4.01%, 02/25/24 (e)	725	770
Series 2015-B-K44, REMIC, 3.80%, 01/25/25 (e)	1,300	1,383
Series 2015-B-K46, REMIC, 3.82%, 03/25/25 (e)	720	770
Series 2015-B-K50, REMIC, 3.91%, 08/25/25 (e)	910	986
Series 2018-B-K733, REMIC, 4.22%, 09/25/25 (e)	4,015	4,392
Series 2016-B-K55, REMIC, 4.30%, 04/25/26 (e)	1,165	1,286
Series 2019-B-K99, REMIC, 3.77%, 09/25/29 (e)	3,625	3,913
Series 2020-B-K104, REMIC, 3.66%, 01/25/30 (e)	3,660	3,929
Galaxy XXIV CLO, Ltd
Series 2017-B-24A, 1.53%, (3 Month USD LIBOR + 1.40%), 01/15/31 (e)	2,000	1,993
GreatAmerica Financial Services Corporation
Series 2018-A4-1, 2.83%, 06/17/24	353	354
GS Mortgage Securities Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	4,242
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	201	203
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (i)	765	767
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (i)	1,356	1,354
KKR Clo 16 Ltd
Series A1R2-16, 0.00%, (3 Month USD LIBOR + 1.21%), 10/20/34 (e)	3,690	3,690
KKR CLO 16 Ltd
Series A1R-16, 1.38%, (3 Month USD LIBOR + 1.25%), 01/22/29 (e)	2,777	2,777
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 0.78%, (1 Month USD LIBOR + 0.70%), 03/15/23 (e)	1,460	1,461
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (i)	836	840
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 1.32%, (3 Month USD LIBOR + 1.19%), 10/21/30 (e)	6,530	6,532
Magnetite VII Ltd
Series 2012-A1R2-7A, 0.93%, (3 Month USD LIBOR + 0.80%), 01/18/28 (e)	4,213	4,217
Magnetite XVIII, Limited
Series 2016-BR-18A, 1.62%, (3 Month USD LIBOR + 1.50%), 11/15/28 (e)	6,315	6,322
Magnetite XXIX, Limited
Series 2021-B-29A, 1.53%, (3 Month USD LIBOR + 1.40%), 01/17/34 (e)	3,500	3,500
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26	469	473
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	1,029	1,054
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (e)	72	72
Series 2017-A1-3, REMIC, 2.75%, 03/25/24 (e)	967	981
MMAF Equipment Finance LLC
Series 2019-A3-B, 2.01%, 12/12/24	3,450	3,499
Series 2016-A5-AA, 2.21%, 12/15/32	1,865	1,895
Neuberger Berman Loan Advisers CLO 25 Ltd
Series 2017-BR-25A, 1.48%, (3 Month USD LIBOR + 1.35%), 10/18/29 (e)	7,170	7,172
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (e)	1,453	1,560

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
Octagon Investment Partners Ltd.
Series 2021-B-1A, 1.83%, (3 Month USD LIBOR + 1.70%), 07/20/34 (e)	2,850	2,853
OneMain Direct Auto Receivables Trust
Series 2018-A-1A, 3.43%, 12/16/24	921	923
Race Point VIII CLO, Ltd
Series 2013-BR2-8A, 1.63%, (3 Month USD LIBOR + 1.50%), 02/20/30 (e)	505	502
Regatta VI Funding Ltd
Series 2016-AR2-1A, 1.29%, (3 Month USD LIBOR + 1.16%), 04/20/34 (e)	6,000	6,004
Rockland Park Limited
Series 2021-B-1A, 1.78%, (3 Month USD LIBOR + 1.65%), 04/20/34 (e)	6,025	6,030
RR 16 Ltd
Series 2021-A2-16A, 1.73%, (3 Month USD LIBOR + 1.65%), 07/15/36 (e)	4,515	4,519
Santander Retail Auto Lease Trust
Series 2019-A3-B, REMIC, 2.30%, 03/20/22	528	531
SBA Towers, LLC
Series SBATT-1C-181, 3.45%, 03/15/23 (f)	2,595	2,625
Series 2019-1C-1, 2.84%, 01/15/25	1,930	2,005
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,548
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,552
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	2,490	2,419
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	1,032
Series 2021-A-3-A, 2.51%, 11/15/43	605	576
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	9,800	9,748
Securitized Term Auto Receivables Trust
Series 2018-A3-2A, 3.33%, 10/25/21	395	395
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	2,960	3,224
Shackleton CLO Ltd
Series 2015-A1R-8A, 1.05%, (3 Month USD LIBOR + 0.92%), 10/20/27 (e)	3,973	3,973
Series 2021-A-16A, 0.00%, (3 Month USD LIBOR + 1.21%), 10/20/34 (e)	1,910	1,910
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-A-1, 0.49%, 06/25/24	2,790	2,790
Sonic Capital LLC
Series 2021-A2I-1A, 2.19%, 08/20/28	3,815	3,817
Sound Point CLO, Ltd.
Series 2013-A1-2RA, 1.08%, (3 Month USD LIBOR + 0.95%), 04/16/29 (e) (f)	5,400	5,388
Start III LTD
Series 2019-A-2, 3.54%, 11/15/26 (f)	38	37
START Ireland
Series 2019-A-1, 4.09%, 03/15/26	970	975
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.08%, (3 Month USD LIBOR + 0.95%), 07/14/26 (e)	897	897
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	3,415	3,412
Series 2021-A2II-1A, 2.29%, 02/25/29	3,125	3,119
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 09/25/22 (e)	172	173
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (e)	286	289
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (e)	922	937
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	805	827
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	1,749	1,783
United Airlines Pass Through Trust
Series 2018-B-1, 4.60%, 03/01/26	451	458
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	100	101
Vantage Data Centers Issuer, LLC
Series 2019-A2-1A, 3.19%, 07/15/24	3,701	3,821
Series 2020-A2-1A, 1.65%, 09/15/25	5,400	5,409
Voya CLO Ltd
Series 2014-AAR2-1A, 1.12%, (3 Month USD LIBOR + 0.99%), 04/18/31 (e)	858	857
Wellfleet CLO X, Ltd.
Series 2019-A2R-XA, 1.94%, (3 Month USD LIBOR + 1.75%), 07/20/32 (e)	3,000	3,001
Wells Fargo Commercial Mortgage Trust
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	2,007
Series 2017-A5-C38, REMIC, 3.45%, 06/17/27	5,400	5,922
Total Non-U.S. Government Agency Asset-Backed Securities (cost $323,274)		325,988
SHORT TERM INVESTMENTS 8.4%
Investment Companies 8.1%
JNL Government Money Market Fund, 0.01% (j) (k)	806,830	806,830
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.01% (j) (k)	26,147	26,147
Total Short Term Investments (cost $832,977)		832,977
Total Investments 107.0% (cost $8,395,285)		10,661,891
Other Derivative Instruments (0.0)%		(119)
Other Assets and Liabilities, Net (7.0)%		(693,151)
Total Net Assets 100.0%		9,968,621

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $687,444.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $498,014 and 5.0% of the Fund.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	88	December 2021	11,601	(63)	(20)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/WMC Balanced Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 5 Year Note	567	January 2022	70,119	49	(524)
				(14)	(544)
Short Contracts
United States 10 Year Ultra Bond	(563)	December 2021	(83,168)	(105)	1,393

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	6,167,908	302,431	—	6,470,339
Government And Agency Obligations	—	1,929,307	—	1,929,307
Corporate Bonds And Notes	—	1,103,280	—	1,103,280
Non-U.S. Government Agency Asset-Backed Securities	—	325,988	—	325,988
Short Term Investments	832,977	—	—	832,977
	7,000,885	3,661,006	—	10,661,891
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,393	—	—	1,393
	1,393	—	—	1,393
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(544)	—	—	(544)
	(544)	—	—	(544)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 98.3%
Financials 21.6%
Ares Management Corporation - Class A	54	3,959
Bank of America Corporation	481	20,418
BlackRock, Inc.	13	10,770
Chubb Limited	78	13,582
JPMorgan Chase & Co.	171	28,007
M&T Bank Corporation	37	5,548
MetLife, Inc.	235	14,526
Morgan Stanley	168	16,298
Progressive Corp.	86	7,740
The PNC Financial Services Group, Inc.	45	8,771
Truist Financial Corporation	177	10,403
		140,022
Health Care 17.2%
Anthem, Inc.	16	6,119
AstraZeneca PLC - ADR (a)	133	7,995
Baxter International Inc.	80	6,430
Becton, Dickinson and Company	33	8,181
Eli Lilly & Co.	57	13,175
Johnson & Johnson	147	23,751
Medtronic Public Limited Company	48	6,018
Merck & Co., Inc.	149	11,173
Novartis AG - Class N	48	3,916
Pfizer Inc.	343	14,758
UnitedHealth Group Incorporated	26	9,986
		111,502
Consumer Staples 14.4%
Archer-Daniels-Midland Company	133	7,952
Kellogg Co.	74	4,740
Kimberly-Clark Corporation	65	8,630
Mondelez International, Inc. - Class A (a)	241	14,038
Nestle S.A. - Series B - ADR	44	5,319
PepsiCo, Inc. (a)	58	8,678
Philip Morris International Inc.	140	13,261
Procter & Gamble Co. (a)	133	18,584
The Coca-Cola Company	108	5,662
Unilever Plc - ADR	124	6,726
		93,590
Industrials 10.6%
Caterpillar Inc.	32	6,205
Eaton Corporation Public Limited Company	73	10,900
General Dynamics Corporation	51	10,069
Honeywell International Inc. (a)	19	3,920
Johnson Controls International Public Limited Company	116	7,908
L3Harris Technologies, Inc.	28	6,255
Lockheed Martin Corporation	26	9,056
Raytheon BBN Technologies Corp.	109	9,321
Union Pacific Corporation	26	5,105
		68,739
Information Technology 8.1%
Analog Devices, Inc. (a)	59	9,822
Cisco Systems, Inc. (a)	400	21,795
Corning Incorporated	216	7,886
Fidelity National Information Services, Inc.	16	1,935
TE Connectivity Ltd. (b)	69	9,498
Texas Instruments Incorporated (a)	9	1,653
		52,589
Utilities 6.5%
American Electric Power Company, Inc. (a)	89	7,229
Dominion Energy, Inc.	90	6,596
DTE Energy Company	26	2,940
Duke Energy Corporation	52	5,042
Entergy Corporation	43	4,220
Exelon Corporation (a)	142	6,878
Sempra Energy	59	7,407
UGI Corp.	49	2,084
		42,396
Energy 5.5%
ConocoPhillips	174	11,778
Phillips 66	33	2,331
Pioneer Natural Resources Co.	86	14,328
TC Energy Corporation	146	7,033
		35,470
Consumer Discretionary 5.0%
Lowe`s Companies, Inc.	55	11,116
McDonald's Corporation	31	7,427
The Home Depot, Inc.	29	9,392
TJX Cos. Inc.	62	4,117
		32,052
Materials 4.3%
Celanese Corp. - Class A	61	9,251
LyondellBasell Industries N.V. - Class A	68	6,401
PPG Industries, Inc.	63	9,048
Rio Tinto PLC - ADR (c)	44	2,902
		27,602
Communication Services 4.2%
Comcast Corporation - Class A (a)	324	18,123
Verizon Communications Inc.	167	9,013
		27,136
Real Estate 0.9%
Crown Castle International Corp.	35	6,120
Total Common Stocks (cost $631,279)		637,218
PREFERRED STOCKS 0.8%
Health Care 0.8%
Roche Holding AG	13	4,917
Total Preferred Stocks (cost $4,579)		4,917
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.3%
JNL Government Money Market Fund, 0.01% (d) (e)	8,013	8,013
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.01% (d) (e)	2,144	2,144
Total Short Term Investments (cost $10,157)		10,157
Total Investments 100.7% (cost $646,015)		652,292
Other Assets and Liabilities, Net (0.7)%		(4,304)
Total Net Assets 100.0%		647,988

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WMC Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	562,576	54,363	578,374	24,340	894	(39,459)	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	633,302	3,916	—	637,218
Preferred Stocks	4,917	—	—	4,917
Short Term Investments	10,157	—	—	10,157
	648,376	3,916	—	652,292

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 99.0%
United States of America 54.4%
Alexandria Real Estate Equities, Inc.	102	19,458
American Tower Corporation	103	27,264
Brixmor Property Group Inc.	1,244	27,506
Brookdale Senior Living Inc. (a)	797	5,021
Caesars Entertainment, Inc. (a)	77	8,671
Camden Property Trust	133	19,681
CBRE Group, Inc. - Class A (a)	246	23,929
Douglas Emmett, Inc.	316	9,987
Equinix, Inc.	24	18,849
Extra Space Storage Inc.	150	25,248
Independence Realty Trust, Inc.	980	19,953
Invitation Homes Inc.	645	24,738
Life Storage Inc.	162	18,549
Phillips Edison & Company, Inc. (a) (b)	55	1,692
Playa Hotels & Resorts N.V. (a)	1,600	13,266
PotlatchDeltic Corp. (a)	101	5,206
ProLogis Inc.	405	50,765
Retail Opportunity Investments Corp. (a)	826	14,383
Rexford Industrial Realty, Inc.	301	17,073
Ryman Hospitality Properties, Inc. (a)	172	14,429
SBA Communications Corporation (a)	56	18,527
Simon Property Group, Inc.	117	15,248
SL Green Realty Corp.	277	19,657
Sun Communities Inc.	117	21,599
UDR, Inc.	530	28,059
VICI Properties Inc.	741	21,057
Welltower Inc.	359	29,605
		519,420
Japan 11.3%
Comforia Residential REIT, Inc	4	11,702
CRE Logistics REIT, Inc.	5	9,429
Heiwa Real Estate Co., Ltd.	267	9,228
Heiwa Real Estate REIT, Inc.	6	8,747
Hoshino Resorts REIT, Inc.	2	10,524
Mitsui Fudosan Co. Ltd.	1,227	29,164
Open House Co.,Ltd.	203	11,953
Tokyo Tatemono Co. Ltd.	1,078	17,040
		107,787
United Kingdom 6.7%
Safestore Holdings PLC	833	11,737
Savills PLC	1,014	18,408
The Unite Group PLC	1,130	16,590
Workspace Group PLC	1,577	17,612
		64,347
Australia 4.3%
Goodman Funding Pty Ltd	1,066	16,476
Lifestyle Communities Ltd	506	8,034
Mirvac Group	7,652	16,343
		40,853
Hong Kong 4.0%
CK Asset Holdings Limited	3,622	20,885
Link Real Estate Investment Trust	1,208	10,342
Sino Land Co.	5,602	7,488
		38,715
Sweden 3.8%
AB Sagax - Class B	328	10,220
Catena AB	220	11,877
Fastighets Ab Balder - Class B (a)	242	14,578
		36,675
Spain 3.2%
Cellnex Telecom, S.A. (c)	404	24,903
Melia Hotels International, S.A. (a)	757	5,616
		30,519
Canada 3.1%
Brookfield Asset Management Inc. - Class A (a)	319	17,052
StorageVault Canada Inc. (b)	2,643	12,896
		29,948
France 2.4%
Kaufman & Broad SA	168	7,007
Mercialys	646	6,868
Nexity	196	9,330
		23,205
Germany 1.6%
TAG Immobilien AG	512	15,010
Singapore 1.4%
Capitaland Investment Limited (a)	5,316	13,311
Finland 1.2%
Kojamo Oyj (c)	565	11,715
Vietnam 0.9%
Vinhomes Joint Stock Company	2,460	8,474
Mexico 0.5%
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V.	2,593	4,547
China 0.2%
Longfor Group Holdings Limited	374	1,708
Malta 0.0%
BGP Holdings PLC (a) (d)	5,552	4
Total Common Stocks (cost $878,730)		946,238
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (e) (f)	2,586	2,586
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.01% (e) (f)	5	5
Total Short Term Investments (cost $2,591)		2,591
Total Investments 99.3% (cost $881,321)		948,829
Other Assets and Liabilities, Net 0.7%		6,404
Total Net Assets 100.0%		955,233

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

JNL/WMC Global Real Estate Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cellnex Telecom, S.A.	02/10/21	22,591	24,903	2.6
Kojamo Oyj	04/15/21	12,832	11,715	1.2
		35,423	36,618	3.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL/WMC Global Real Estate Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	MSC	10/04/21	HKD	(1,869)	(240)	—
USD/HKD	SSB	10/05/21	HKD	(3,197)	(411)	—
					(651)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	519,420	—	—	519,420
Japan	—	107,787	—	107,787
United Kingdom	—	64,347	—	64,347
Australia	—	40,853	—	40,853
Hong Kong	—	38,715	—	38,715
Sweden	—	36,675	—	36,675
Spain	—	30,519	—	30,519
Canada	29,948	—	—	29,948
France	—	23,205	—	23,205
Germany	—	15,010	—	15,010
Singapore	13,311	—	—	13,311
Finland	—	11,715	—	11,715
Vietnam	—	8,474	—	8,474
Mexico	4,547	—	—	4,547
China	—	1,708	—	1,708
Malta	—	—	4	4
Short Term Investments	2,591	—	—	2,591
	569,817	379,008	4	948,829
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 74.2%
U.S. Treasury Bill 55.6%
Treasury, United States Department of
0.03%, 10/05/21 (a)	23,475	23,475
0.06%, 10/07/21 (a)	32,850	32,850
0.04%, 10/12/21 (a)	42,650	42,649
0.04%, 10/14/21 (a)	31,525	31,525
0.04%, 10/19/21 (a)	9,284	9,284
0.05%, 10/21/21 (a)	22,925	22,924
0.05%, 10/26/21 (a)	95,000	94,997
0.05%, 10/28/21 (a)	45,125	45,124
0.05%, 11/04/21 (a)	80,125	80,122
0.05%, 11/09/21 (a)	34,475	34,473
0.05%, 11/12/21 (a)	92,200	92,195
0.04%, 11/16/21 (a)	45,875	45,872
0.03%, 11/18/21 (a)	47,250	47,248
0.05%, 11/23/21 (a)	46,225	46,222
0.05%, 11/30/21 (a)	46,100	46,096
0.01%, 12/02/21 (a)	106,988	106,979
0.05%, 12/07/21 (a)	68,875	68,869
0.04%, 12/09/21 (a)	91,175	91,167
0.05%, 12/14/21 (a)	34,725	34,722
0.05%, 12/16/21 (a)	11,550	11,549
0.05%, 12/21/21 (a)	57,500	57,494
0.06%, 12/23/21 (a)	23,000	22,997
0.05%, 12/28/21 (a)	57,925	57,918
0.11%, 12/30/21 (a)	25,150	25,143
0.05%, 01/06/22 (a)	23,025	23,022
0.05%, 01/11/22 (a)	33,006	33,001
0.05%, 01/13/22 (a)	11,525	11,523
0.05%, 01/27/22 (a)	12,300	12,296
0.06%, 02/03/22 (a)	34,400	34,393
0.07%, 06/16/22 (a)	11,445	11,439
0.08%, 08/11/22 (a)	17,350	17,338
		1,314,906
U.S. Treasury Note 11.0%
Treasury, United States Department of
0.34%, (3 Month Treasury + 0.30%), 10/31/21 (b)	11,355	11,357
1.63%, 12/31/21	22,475	22,562
2.13%, 12/31/21	11,625	11,684
1.38%, 01/31/22	25,675	25,788
1.50%, 01/31/22	45,000	45,215
0.15%, (3 Month Treasury + 0.11%), 04/30/22 (b)	48,075	48,103
0.13%, 05/31/22	11,725	11,730
1.88%, 05/31/22 - 08/31/22	36,925	37,431
0.09%, (3 Month Treasury + 0.06%), 10/31/22 (b)	46,175	46,199
		260,069
U.S. Government Agency Obligations 7.6%
Council of Federal Home Loan Banks
0.11%, (SOFR + 0.06%), 02/11/22 (b) (c)	8,650	8,650
0.06%, (SOFR + 0.01%), 03/30/22 (b) (c)	23,000	23,000
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.12%, (3 Month Treasury + 0.09%), 06/03/22 (b) (c)	8,515	8,516
Federal Farm Credit Banks Funding Corporation
0.06%, (SOFR + 0.01%), 02/23/22 (b) (c)	72,000	71,997
0.30%, (3 Month Treasury + 0.27%), 05/16/22 (b) (c)	6,150	6,149
0.10%, (SOFR + 0.05%), 09/08/22 (b) (c)	18,700	18,699
0.10%, (Fed Funds + 0.02%), 04/13/23 (b) (c)	14,500	14,500
Federal Home Loan Bank of New York
0.11%, (SOFR + 0.06%), 05/12/22 (b) (c)	30,000	30,000
		181,511
Total Government And Agency Obligations (cost $1,756,486)		1,756,486
REPURCHASE AGREEMENTS 10.1%
Repurchase Agreements (d)		238,500
Total Repurchase Agreements (cost $238,500)		238,500
Total Investments 84.3% (cost $1,994,986)		1,994,986
Other Assets and Liabilities, Net 15.7%		370,897
Total Net Assets 100.0%		2,365,883

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at September 30, 2021, see Repurchase Agreements in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 1.38%, due 08/15/50	69,011	58,242	0.05	09/30/21	10/01/21	57,100	57,100	57,100
BNP	Federal National Mortgage Association, Inc., 1.68%-4.00%, due 10/01/28-07/01/51	13,515	14,936
	Treasury, United States Department of, 0.00%-1.50%, due 01/25/22-08/31/26	14,380	14,655
	Government National Mortgage Association, 3.50%-5.00%, due 03/20/44-7/20/49	6,696	7,231
		34,591	36,822	0.05	09/30/21	10/01/21	36,100	36,100	36,100
BOA	Treasury, United States Department of, 1.88%, due 06/30/26	3,800	3,978	0.05	09/30/21	10/01/21	3,900	3,900	3,900
DUB	Government National Mortgage Association, 2.00%-4.00%, due 10/20/50-05/20/51	82,398	86,802	0.05	09/30/21	10/01/21	85,100	85,100	85,100
GSC	Government National Mortgage Association, 3.00%-5.00%, due 10/20/32-12/20/49	5,493	5,910
	Federal Home Loan Mortgage Corporation, 5.50%, due 06/01/37-08/01/38	78	91
	Federal National Mortgage Association, Inc., 4.00%-7.50%, due 07/01/32-10/01/43	208	221
		5,779	6,222	0.05	09/30/21	10/01/21	6,100	6,100	6,100
JPM	Treasury, United States Department of, 0.00%-5.25%, due 11/30/21-11/15/28	51,085	51,102	0.05	09/30/21	10/01/21	50,100	50,100	50,100
RBC	Federal National Mortgage Association, Inc., 2.00%-4.00%, due 06/01/33-05/01/51	89	90
	Federal Home Loan Mortgage Corporation, 2.00%-4.00%, due 11/01/32-09/1/51	11	12
		100	102	0.05	09/30/21	10/01/21	100	100	100
									238,500

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,756,486	—	1,756,486
Repurchase Agreements	—	238,500	—	238,500
	—	1,994,986	—	1,994,986

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 97.9%
Financials 22.7%
Ares Management Corporation - Class A	259	19,123
Assurant, Inc.	133	20,965
Bank of America Corporation	1,008	42,785
Chubb Limited	172	29,876
JPMorgan Chase & Co.	403	65,966
LPL Financial Holdings Inc. (a)	154	24,145
M&T Bank Corporation	161	24,082
MetLife, Inc.	528	32,614
Morgan Stanley	327	31,778
Progressive Corp.	207	18,750
The PNC Financial Services Group, Inc.	146	28,619
Truist Financial Corporation	394	23,104
		361,807
Health Care 18.9%
Anthem, Inc.	91	33,927
AstraZeneca PLC - ADR (a)	363	21,823
Becton, Dickinson and Company	94	23,067
Boston Scientific Corporation (a)	500	21,691
Centene Corporation (a)	339	21,117
Eli Lilly & Co.	115	26,484
Medtronic Public Limited Company	244	30,561
Merck & Co., Inc.	404	30,356
Pfizer Inc.	1,008	43,364
UnitedHealth Group Incorporated	124	48,455
		300,845
Information Technology 15.3%
Amdocs Limited	254	19,252
Analog Devices, Inc. (a)	135	22,645
Cisco Systems, Inc. (a)	830	45,169
Corning Incorporated	615	22,437
F5 Networks, Inc. (a)	118	23,558
Fidelity National Information Services, Inc.	130	15,843
Global Payments Inc.	152	23,916
KLA-Tencor Corp. (a)	46	15,402
Micron Technology, Inc. (a)	292	20,716
Qorvo, Inc. (a)	123	20,648
VMware, Inc. - Class A (a) (b)	101	14,957
		244,543
Industrials 11.5%
Fortune Brands Home & Security, Inc.	182	16,304
General Dynamics Corporation	106	20,714
Hubbell Inc.	102	18,496
Johnson Controls International Public Limited Company	327	22,284
Knight-Swift Transportation Holdings Inc. - Class A	449	22,981
L3Harris Technologies, Inc.	96	21,048
Lockheed Martin Corporation	46	15,886
Middleby Corp. (a)	110	18,678
Raytheon BBN Technologies Corp.	307	26,353
		182,744
Communication Services 5.7%
Alphabet Inc. - Class C (a)	12	32,970
Booking Holdings Inc. (a)	6	15,252
Comcast Corporation - Class A (a)	756	42,281
		90,503
Consumer Discretionary 5.0%
Gentex Corp. (a)	736	24,282
Lennar Corporation - Class A	205	19,228
The Home Depot, Inc.	51	16,760
TJX Cos. Inc.	285	18,833
		79,103
Utilities 5.0%
Dominion Energy, Inc.	275	20,055
Entergy Corporation	166	16,441
Exelon Corporation (a)	472	22,810
Sempra Energy	156	19,706
		79,012
Materials 4.7%
Axalta Coating Systems Ltd. (a)	567	16,551
Celanese Corp. - Class A	150	22,619
FMC Corporation	156	14,262
Sealed Air Corporation	384	21,032
		74,464
Real Estate 4.0%
CBRE Group, Inc. - Class A (a)	205	19,988
Gaming and Leisure Properties, Inc. (a)	522	24,167
Host Hotels & Resorts, Inc. (a)	1,242	20,285
		64,440
Consumer Staples 2.7%
Keurig Dr Pepper Inc. (a)	640	21,847
Mondelez International, Inc. - Class A (a)	367	21,326
		43,173
Energy 2.4%
Phillips 66	244	17,066
Pioneer Natural Resources Co.	132	22,008
		39,074
Total Common Stocks (cost $1,201,667)		1,559,708
PREFERRED STOCKS 1.2%
Health Care 1.2%
Roche Holding AG	51	18,547
Total Preferred Stocks (cost $13,886)		18,547
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 0.01% (c) (d)	15,449	15,449
Investment Companies 0.9%
JNL Government Money Market Fund, 0.01% (c) (d)	14,109	14,109
Total Short Term Investments (cost $29,558)		29,558
Total Investments 101.0% (cost $1,245,111)		1,607,813
Other Assets and Liabilities, Net (1.0)%		(15,350)
Total Net Assets 100.0%		1,592,463

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,559,708	—	—	1,559,708
Preferred Stocks	18,547	—	—	18,547
Short Term Investments	29,558	—	—	29,558
	1,607,813	—	—	1,607,813

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	INR - Indian Rupee	SEK - Swedish Krona
AUD - Australian Dollar	DKK - Danish Krone	JPY - Japanese Yen	SGD - Singapore Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	KRW - South Korean Won	TRY - Turkish Lira
CAD - Canadian Dollar	GBP - British Pound	MXN - Mexican Peso	TWD - New Taiwan Dollar
CHF - Swiss Franc	GHS - Ghanaian Cedi	NOK - Norwegian Krone	USD - United States Dollar
CLP - Chilean Peso	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	ZAR - South African Rand
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PHP - Philippine Peso
COP - Colombian Peso	ILS - Israeli New Shekel	RUB - Russian Ruble

Abbreviations:

ADR - American Depositary Receipt	JIBAR - Johannesburg Interbank Average Rate
ASX - Australian Securities Exchange	JSE - Johannesburg Stock Exchange
BADLAR - Argentina Deposit Rates	KOSPI - Korea Composite Stock Price Index
BRAZIBOR - Brazil Interbank Offered Rate	LIBOR - London Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	LLC/L.L.C. - Limited Liability Companies
BUBOR - Budapest Interbank Offered Rate	MBS - Mortgage-Backed Security
CAPE - Cyclically Adjusted Price Earnings	MEXIBOR - Mexico Interbank Offered Rate
CDI - CHESS Depositary Interests	MICEX - Moscow Interbank Offered Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	MPOR - Moscow Prime Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MSCI - Morgan Stanley Capital International
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	NASDAQ - National Association of Securities Dealers Automated Quotations
CIDOR - Canada Three Month Interbank Rate	NVDR - Non-Voting Depository Receipt
CLO - Collateralized Loan Obligation	OAT - Obligations Assimilables du Tresor
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OBFR - Overnight Bank Funding Rate
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OMX - Option Market Index
DAX - Deutscher Aktienindex	PJSC - Private Joint Stock Company
DIP - Debtor-in-possession	PLC/P.L.C./Plc - Public Limited Company
EAFE - Europe, Asia and Far East	RBOB - Reformulated Blendstock for Oxygenate Blending
ETF - Exchange Traded Fund	REIT - Real Estate Investment Trust
EURIBOR - Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	RTS - Russian Trading System
term of 4.5 to 5.5 years	S&P - Standard & Poor's
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SCB - Standard Chartered Bank
term of 8.5 to 10.5 years	SDR - Sweedish Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SOFR - Secured Overnight Financing Rates
term of 24 to 35 years	SPDR - Standard & Poor's Depositary Receipt
Euro OAT - debt instrument issued by the Republic of Italy with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 8.5 to 10.5 years	TBD - To Be Determined
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TIPS - Treasury Inflation-Protected Securities
term of 1.75 to 2.25 years	TOPIX - Tokyo Stock Price Index
FKU - First Trust United Kingdom AlphaDEX ® Fund	TSX - Toronto Stock Exchange
FTSE - Financial Times ad the London Stock Exchange	UCITS - Undertakings for the Collective Investment of Transferable Securities
GDR - Global Depositary Receipt	ULSD - Ultra Low Sulfur Diesel
HIBOR - Hong Kong Interbank Offered Rate	US - United States
HICP - Harmonized Index of Consumer Prices	WTI - West Texas Intermediate
ITRAXX - Group of international credit derivative indices monitored by the
International Index Company

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CIT - Citibank, Inc	NTS - Northern Trust Securities
BBH - Brown Brothers Harriman & Co.	CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada
BCL - Barclays Capital Inc.	DUB - Deutsche Bank AG.	SCB - Standard Chartered Bank
BMO - BMO Capital Markets Corp.	GSC - Goldman Sachs & Co.	SGA - SG Americas Securities LLC
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	SGB - Standard Chartered Bank
BOA - Bancamerica Securities/Bank of America NA	JPM - J.P. Morgan Securities Inc.	SIG - Susquehanna Investment Group
BPC - BroadPoint Capital, Inc.	MBL - Macquarie Bank Limited	SSB - State Street Brokerage Services
CBA - Commonwealth Bank of Australia	MLP - Merrill Lynch Professional Clearing Corp.	TDB - Toronto -Dominion Bank
CCI - Citicorp Securities	MSC - Morgan Stanley & Co. Inc.	UBS - UBS Securities, LLC
CGM - Citigroup Global Markets	NMS - NatWest Markets Securities Inc.
CIB - Canadian Imperial Bank of Commerce	NSI - Normura Securities International Inc

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

“-“ Amount rounds to less than one thousand or 0.05%.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2021. The following table details the investments held during the period ended September 30, 2021.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Bond Index Fund	137,621	130,939	268,560	—	—	—
JNL/Mellon Emerging Markets Index Fund	11,021	71,959	82,980	—	—	—
JNL/Mellon International Index Fund	3,682	40,908	44,590	—	—	—
JNL/Mellon S&P 400 MidCap Index Fund	24,201	164,431	188,632	—	—	—
JNL/Mellon Small Cap Index Fund	6,493	259,337	265,830	—	—	—
JNL iShares Tactical Growth Fund	472	44,229	44,287	—	414	0.1
JNL iShares Tactical Moderate Fund	157	30,220	28,420	—	1,957	1.0
JNL iShares Tactical Moderate Growth Fund	1,250	36,948	37,512	—	686	0.2
JNL/Vanguard Growth ETF Allocation Fund	1,273	945,214	943,293	—	3,194	0.1
JNL/Vanguard Moderate ETF Allocation Fund	1,716	69,334	70,132	—	918	0.2
JNL/Vanguard Moderate Growth ETF Allocation Fund	3,730	107,062	109,552	—	1,240	0.1
JNL Bond Index Fund	—	358,189	186,412	5	171,777	12.7
JNL Emerging Markets Index Fund	—	96,917	87,308	—	9,609	0.9
JNL International Index Fund	—	89,877	83,972	—	5,905	0.2
JNL Mid Cap Index Fund	—	217,851	192,087	1	25,764	0.7
JNL Small Cap Index Fund	—	169,414	160,994	—	8,420	0.3
JNL Multi-Manager Alternative Fund	131,983	1,099,282	973,150	12	258,115	18.8
JNL Multi-Manager Emerging Markets Equity Fund	11,443	323,425	299,936	2	34,932	2.1
JNL Multi-Manager International Small Cap Fund	2,867	191,629	179,866	—	14,630	1.7
JNL Multi-Manager Mid Cap Fund	50,803	535,225	534,747	3	51,281	2.9
JNL Multi-Manager Small Cap Growth Fund	93,102	620,588	638,449	6	75,241	2.2
JNL Multi-Manager Small Cap Value Fund	30,757	587,181	563,605	4	54,333	2.9
JNL S&P 500 Index Fund	2,466	41,623	39,637	—	4,452	1.8
JNL/AQR Large Cap Defensive Style Fund	3,091	48,870	41,963	1	9,998	2.6
JNL/Baillie Gifford International Growth Fund	—	208,098	199,441	—	8,657	0.7
JNL/Baillie Gifford U.S. Equity Growth Fund	—	152,710	151,749	—	961	0.7
JNL/BlackRock Advantage International Fund	997	15,232	15,544	—	685	1.3
JNL/BlackRock Global Allocation Fund	—	705,500	201,500	10	504,000	12.6
JNL/BlackRock Global Natural Resources Fund	3,463	231,427	227,189	1	7,701	1.0
JNL/BlackRock Large Cap Select Growth Fund	32,810	606,867	634,020	1	5,657	0.1
JNL/Causeway International Value Select Fund	10,465	278,221	266,165	2	22,521	1.6
JNL/ClearBridge Large Cap Growth Fund	34,215	198,737	216,024	2	16,928	1.2
JNL/DFA International Core Equity Fund	1,301	38,990	39,502	—	789	0.8
JNL/DFA U.S. Core Equity Fund	2,146	132,010	130,102	—	4,054	0.3
JNL/DFA U.S. Small Cap Fund	—	192,257	188,522	—	3,735	0.8
JNL/DoubleLine Core Fixed Income Fund	85,164	722,135	620,995	6	186,304	5.1
JNL/DoubleLine Emerging Markets Fixed Income Fund	7,967	333,895	327,031	1	14,831	1.6
JNL/DoubleLine Shiller Enhanced CAPE Fund	190,055	1,029,912	1,096,813	14	123,154	4.7
JNL/DoubleLine Total Return Fund	72,187	869,200	923,649	3	17,738	0.7
JNL/Fidelity Institutional Asset Management Total Bond Fund	133,291	259,529	295,315	8	97,505	7.5
JNL/First Sentier Global Infrastructure Fund	8,438	168,756	161,229	1	15,965	1.6
JNL/Franklin Templeton Global Multisector Bond Fund	63,596	286,063	292,124	4	57,535	11.1
JNL/Franklin Templeton Growth Allocation Fund	34,440	165,732	169,563	3	30,609	2.7
JNL/Franklin Templeton Income Fund	1,166	471,450	416,007	2	56,609	3.4
JNL/Goldman Sachs 4 Fund	—	647,795	627,203	1	20,592	0.3
JNL/GQG Emerging Markets Equity Fund	51,122	431,458	471,714	3	10,866	1.1
JNL/Harris Oakmark Global Equity Fund	14,091	123,906	123,221	1	14,776	1.6
JNL/Heitman U.S. Focused Real Estate Fund	1,620	82,766	81,244	—	3,142	1.0
JNL/Invesco Diversified Dividend Fund	48,887	156,462	172,292	3	33,057	3.3
JNL/Invesco Global Growth Fund	10,341	221,024	220,882	1	10,483	0.4
JNL/Invesco International Growth Fund	26,781	198,955	179,416	2	46,320	4.1
JNL/Invesco Small Cap Growth Fund	56,874	570,272	594,321	5	32,825	1.3
JNL/JPMorgan Global Allocation Fund	62,134	565,353	589,955	4	37,532	2.7
JNL/JPMorgan Hedged Equity Fund	10,734	129,386	133,933	1	6,187	1.0
JNL/JPMorgan MidCap Growth Fund	36,583	647,304	591,046	4	92,841	2.4
JNL/JPMorgan U.S. Government & Quality Bond Fund	141,606	575,911	657,992	6	59,525	3.7
JNL/JPMorgan U.S. Value Fund	14,155	188,827	181,923	1	21,059	1.7
JNL/Lazard International Strategic Equity Fund	2,863	80,960	55,370	1	28,453	6.2
JNL/Loomis Sayles Global Growth Fund	13,027	83,714	90,207	1	6,534	0.7
JNL/Lord Abbett Short Duration Income Fund	11,093	518,089	518,693	1	10,489	1.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Communication Services Sector Fund	697	94,180	94,694	—	183	—
JNL/Mellon Consumer Discretionary Sector Fund	9,228	220,373	228,235	1	1,366	0.1
JNL/Mellon Consumer Staples Sector Fund	1,652	44,082	42,876	—	2,858	1.3
JNL/Mellon Dow Index Fund	14,871	93,884	89,262	1	19,493	1.5
JNL/Mellon Energy Sector Fund	1,072	271,068	262,655	1	9,485	0.7
JNL/Mellon Equity Income Fund	3,824	312,951	303,643	1	13,132	2.5
JNL/Mellon Financial Sector Fund	2,058	265,806	255,608	1	12,256	0.8
JNL/Mellon Healthcare Sector Fund	13,344	240,178	244,435	1	9,087	0.2
JNL/Mellon Industrials Sector Fund	699	96,472	96,863	—	308	0.1
JNL/Mellon Information Technology Sector Fund	13,438	475,121	469,078	1	19,481	0.4
JNL/Mellon Materials Sector Fund	383	81,578	81,859	—	102	0.1
JNL/Mellon MSCI KLD 400 Social Index Fund	448	60,616	60,537	—	527	0.2
JNL/Mellon Nasdaq 100 Index Fund	71,260	488,621	523,570	2	36,311	0.6
JNL/Mellon Real Estate Sector Fund	315	89,329	88,641	—	1,003	0.4
JNL/Mellon S&P 500 Index Fund	110,667	372,815	464,466	4	19,016	0.2
JNL/Mellon U.S. Stock Market Index Fund	—	480,667	454,951	1	25,716	0.4
JNL/Mellon Utilities Sector Fund	1,569	49,908	51,245	—	232	0.1
JNL/Mellon World Index Fund	2,414	37,077	35,465	—	4,026	1.0
JNL/MFS Mid Cap Value Fund	3,963	341,846	319,305	2	26,504	1.3
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	6,835	6,618	—	217	2.9
JNL/Morningstar Wide Moat Index Fund	3,332	99,082	99,179	—	3,235	0.3
JNL/Neuberger Berman Commodity Strategy Fund	1,562	35,694	30,818	—	6,438	27.6
JNL/Neuberger Berman Strategic Income Fund	7,044	435,557	306,225	3	136,376	15.7
JNL/PPM America Floating Rate Income Fund	17,449	566,249	528,927	3	54,771	4.5
JNL/PPM America High Yield Bond Fund	42,253	523,927	506,069	4	60,111	3.1
JNL/PPM America Total Return Fund	106,148	691,955	697,531	9	100,572	5.1
JNL/RAFI Fundamental U.S. Small Cap Fund	459	107,601	106,726	—	1,334	0.3
JNL/RAFI Multi-Factor U.S. Equity Fund	12,481	177,320	180,675	—	9,126	0.3
JNL/T. Rowe Price Balanced Fund	217	13,975	13,485	—	707	0.1
JNL/T. Rowe Price Capital Appreciation Fund	19,568	188,366	198,306	1	9,628	0.1
JNL/T. Rowe Price Established Growth Fund	2,908	57,396	58,251	—	2,053	—
JNL/T. Rowe Price Mid-Cap Growth Fund	3,548	50,502	51,471	—	2,579	—
JNL/T. Rowe Price Short-Term Bond Fund	7,322	78,447	85,610	—	159	—
JNL/T. Rowe Price U.S. High Yield Fund	15,407	69,808	85,105	—	110	—
JNL/T. Rowe Price Value Fund	2,527	60,832	60,919	—	2,440	—
JNL/WCM Focused International Equity Fund	60,449	362,637	402,332	4	20,754	0.9
JNL/Westchester Capital Event Driven Fund	2,593	115,383	109,659	1	8,317	6.5
JNL/WMC Balanced Fund	614,780	1,462,432	1,270,382	46	806,830	8.1
JNL/WMC Equity Income Fund	—	97,596	89,583	—	8,013	1.2
JNL/WMC Global Real Estate Fund	6,422	244,862	248,698	—	2,586	0.3
JNL/WMC Value Fund	17,287	182,232	185,410	1	14,109	0.9

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund	6,414	92,518	91,733	3	7,199	0.4
JNL/T. Rowe Price Balanced Fund	20,165	76,382	62,376	9	34,171	6.2
JNL/T. Rowe Price Capital Appreciation Fund	1,432,395	2,097,915	1,797,498	518	1,732,811	15.6
JNL/T. Rowe Price Established Growth Fund	37,577	1,120,453	1,157,045	13	985	—
JNL/T. Rowe Price Mid-Cap Growth Fund	189,751	618,641	596,714	60	211,678	3.1
JNL/T. Rowe Price Short-Term Bond Fund	25,325	454,675	468,155	4	11,845	0.7
JNL/T. Rowe Price U.S. High Yield Fund	26,519	304,745	297,401	7	33,863	4.7
JNL/T. Rowe Price Value Fund	9,047	570,025	527,853	5	51,219	1.0

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended September 30, 2021.

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund, JNL/WMC Government Money Market Fund, the Funds of Funds and the Feeder Funds, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of these Funds' net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Security Valuation. Under the JNL Series Trust's ("Trust") valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is notified of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate market value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value.

Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity;

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2021:

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2021

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL Multi-Manager Alternative Fund
Other Equity Interests	12,255	—	—	(6,740)	4,074	—	9,559[3]	(6,740)
JNL/First Sentier Global Infrastructure Fund
Common Stocks	—	58,440[4]	(58,440)[4]	—	—	—	—	—
JNL/Franklin Templeton Global Multisector Bond Fund
Short Term Investments	—	—	(4,228)[5]	—	4,228[5]	—	—	—
JNL/GQG Emerging Markets Equity Fund
Common Stocks	—	13,774[6]	(13,774)6)	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	7,901	—	—	(4,348)	10		3,563[7]	(4,348)
JNL/WMC Global Real Estate Fund
Common Stocks	—	12,723[8]	(12,723)[8]	—	—	—	—	—

1  Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at September 30, 2021.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2021 except for those noted.

3 The fair value measurement of certain other equity interests held in JNL Multi-Manager Alternative Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at September 30,2021.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	6.525-6.55 (6.5375)

4 During the period, the valuation of certain common stocks held in JNL/First Sentier Global Infrastructure Fund were transferred from a Level 3 Valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 Valuation.

5 During the period, the valuation of the Short term investments held in JNL/Franklin Templeton Global Multisector Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the purchase price and considered a Level 3 valuation.

6 During the period, the valuation of certain common stocks held in JNL/GQG Emerging Markets Equity Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

7  The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at September 30, 2021.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	6.525-6.55 (6.5375)

8 During the period, the valuation of certain common stocks held in JNL/WMC Global Real Estate Fund were transferred from a Level 3 Valuation to a Level 2 vaulation. Previously they were calued using the last traded price due to a trading halt and considered a Level 3 valuation.

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.